UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04146

JOHN HANCOCK VARIABLE INSURANCE TRUST

---------------------------------------------------------

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA  02210-2805

-------------------------------------------------------------

(Address of principal executive offices)   (Zip code)

MICHAEL J. LEARY, 601 CONGRESS STREET, BOSTON, MA  02210-2805

------------------------------------------------------------------------------------------

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4490

--------------

Date of fiscal year end: 12/31

                         ------

Date of reporting period: 6/30/11                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared four semiannual reports to shareholders for the period ended June 30, 2011.  The first report applies to 65 of the Registrant’s portfolios, the second report applies to 16 of the Registrant’s portfolios, the third report applies to 13 of the Registrant’s portfolios and the fourth report applies to 5 of the Registrant’s portfolios.

John Hancock Variable Insurance Trust
Semiannual Report — Table of Contents

Sector Weightings	3
Shareholder Expense Example	9
Summary Portfolio of Investments (See below for each Portfolio’s page #)	18
Statements of Assets and Liabilities	69
Statements of Operations	86
Statements of Changes in Net Assets	103
Financial Highlights	114
Notes to Financial Statements	140
Special Shareholder Meeting	193
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees	194
For More Information	219

Portfolio	Summary Portfolio of Investments
All Cap Core Trust	18
All Cap Value Trust	18
Alpha Opportunities Trust	19
American Asset Allocation Trust	20
American Blue Chip Income and Growth Trust	21
American Bond Trust	21
American Fundamental Holdings Trust	21
American Global Diversification Trust	21
American Global Growth Trust	21
American Global Small Capitalization Trust	21
American Growth Trust	22
American Growth-Income Trust	22
American High-Income Bond Trust	22
American International Trust	22
American New World Trust	22
Balanced Trust	22
Blue Chip Growth Trust	24
Capital Appreciation Trust	25
Capital Appreciation Value Trust	26
Core Allocation Trust	27
Core Allocation Plus Trust	27
Core Disciplined Diversification Trust	29
Core Diversified Growth & Income Trust	29
Core Fundamental Holdings Trust	30
Core Global Diversification Trust	30
Disciplined Diversification Trust	30
Emerging Markets Value Trust	31
Equity-Income Trust	33
Financial Services Trust	34
Franklin Templeton Founding Allocation Trust	35
Fundamental All Cap Core Trust (formerly Optimized All Cap Trust)	35
Fundamental Large Cap Value Trust (formerly Optimized Value Trust)	36
Fundamental Value Trust	36
Global Trust	37
Growth Equity Trust	38
Health Sciences Trust	39
Heritage Trust	40
International Core Trust	42
International Growth Stock Trust	43
International Opportunities Trust	44
International Small Company Trust	45
International Value Trust	46
Large Cap Trust	47
Lifestyle Balanced PS Series	48
Lifestyle Conservative PS Series	49
Lifestyle Growth PS Series	49
Lifestyle Moderate PS Series	50
Mid Cap Stock Trust	51
Mid Cap Value Equity Trust	51
Mid Value Trust	52
Mutual Shares Trust	53
Natural Resources Trust	55
Real Estate Securities Trust	56
Science & Technology Trust	57
Small Cap Growth Trust	57
Small Cap Opportunities Trust	58
Small Cap Value Trust	59
Small Company Growth Trust	60
Small Company Value Trust	61
Smaller Company Growth Trust	62
Strategic Allocation Trust	63
U.S. Equity Trust (formerly U.S. Multi Sector Trust)	64
Utilities Trust	65
Value Trust	66
Value & Restructuring Trust	67

John Hancock Variable Insurance Trust
Sector Weightings

All Cap Core Trust

Sector Weighting*	% of Total
Information Technology	17.56
Financials	14.40
Health Care	13.95
Energy	12.64
Consumer Discretionary	11.93
Industrials	10.85
Consumer Staples	6.42
Materials	5.14
Telecommunication Services	3.75
Utilities	2.64
Short-Term and Other	0.72

All Cap Value Trust

Sector Weighting*	% of Total
Health Care	21.25
Energy	18.47
Financials	15.77
Industrials	11.48
Consumer Discretionary	10.00
Consumer Staples	7.24
Materials	6.10
Information Technology	6.09
Utilities	1.30
Short-Term and Other	2.30

Alpha Opportunities Trust

Sector Weighting*	% of Total
Information Technology	21.32
Consumer Discretionary	15.57
Health Care	13.25
Industrials	11.28
Energy	9.52
Financials	9.24
Consumer Staples	7.60
Materials	6.12
Telecommunication Services	0.66
Utilities	0.34
Investment Companies	0.20
Short-Term and Other	4.90

American Asset Allocation Trust

Equity sector weightings**	% of Total
Bonds	21.1
Information Technology	11.5
Financials	10.4
Consumer Discretionary	9.5
Health Care	9.5
Energy	9.3
Materials	8.5
Industrials	7.4
Consumer Staples	4.7
Telecommunication Services	1.9
Utilities	1.4
Other (cash & equivalents)	4.9

American Blue Chip Income and Growth Trust

Equity sector weightings**	% of Total
Information Technology	20.3
Industrials	13.1
Consumer Discretionary	11.4
Consumer Staples	10.8
Health Care	10.5
Financials	10.1
Energy	9.3
Telecommunication Services	5.1
Utilities	1.8
Materials	1.5
Other (cash & equivalents)	6.1

American Bond Trust

Fixed-income portfolio summary**	% of Total
Mortgage-backed securities	33.7
U.S. Treasuries	25.2
Corporate bonds	23.4
Non-U.S. government bonds	6.6
Government agency securities	4.5
Municipal securities	0.4
Asset-backed obligations	0.1

American Fundamental Holdings Trust

Sector weightings*	% of Total
Income	39.7
Growth	23.6
Growth & Income	23.6
Aggressive Growth	13.1

American Global Diversification Trust

Sector weightings*	% of Total
Growth	40.8
Income	34.5
Aggressive Growth	24.7

American Global Growth Trust

Equity sector weightings**	% of Total
Consumer Discretionary	17.8
Financials	15.4
Health Care	11.6
Information Technology	11.1
Consumer Staples	10.1
Industrials	9.5
Energy	8.0
Materials	5.5
Telecommunication Services	4.4
Utilities	1.6
Other (cash & equivalents)	5.0

American Global Small Capitalization Trust

Equity sector weightings**	% of Total
Consumer Discretionary	18.8
Industrials	15.3
Information Technology	14.4
Health Care	10.8
Materials	10.1
Energy	8.0
Financials	6.9
Utilities	3.3
Consumer Staples	2.1
Telecommunication Services	1.7
Other (cash & equivalents)	8.6

American Growth Trust

Equity sector weightings**	% of Total
Consumer Discretionary	19.8
Information Technology	14.1
Financials	13.9
Energy	13.8
Health Care	10.3
Materials	8.9
Industrials	8.7
Consumer Staples	3.5
Telecommunication Services	1.8
Utilities	0.4
Other (cash & equivalents)	4.9

American Growth-Income Trust

Equity sector weightings**	% of Total
Information Technology	20.7
Consumer Discretionary	13.8
Industrials	13.8
Energy	10.5
Health Care	9.4
Consumer Staples	8.1
Financials	7.4
Materials	4.5
Telecommunication Services	4.0
Utilities	1.6
Other (cash & equivalents)	6.3

American High-Income Bond Trust

Fixed-income portfolio summary**	% of Total
U.S. corporate bonds	77.6
Non-U.S. corporate bonds	14.3
U.S. Treasuries	0.1
Non-U.S. government bonds	0.1
Municipal securities	0.1
Mortgage-backed securities	0.1

John Hancock Variable Insurance Trust
Sector Weightings

American International Trust

Equity sector weightings**	% of Total
Financials	19.5
Industrials	13.1
Health care	11.7
Consumer Discretionary	11.3
Information Technology	9.7
Consumer Staples	8.7
Telecommunication Services	8.2
Materials	5.7
Energy	5.2
Utilities	2.5
Bonds	0.1
Other (cash & equivalents)	4.3

American New World Trust

Equity sector weightings**	% of Total
Consumer Staples	16.3
Consumer Discretionary	11.2
Financials	10.6
Bonds	8.9
Industrials	8.5
Health Care	8.1
Information Technology	7.3
Materials	7.1
Energy	6.9
Telecommunication Services	5.4
Utilities	1.4
Other (cash & equivalents)	8.4

Balanced Trust

Sector Weighting*	% of Total
Financials	14.35
U.S. Government Agency	13.03
Consumer Discretionary	12.23
Information Technology	10.87
Industrials	10.12
U.S. Government	8.89
Energy	7.70
Health Care	5.79
Materials	4.10
Consumer Staples	3.76
Utilities	3.03
Telecommunications	2.73
Collateralized Mortgage Obligations	0.97
Asset Backed Securities	0.57
Foreign Government Obligations	0.51
Municipal Bonds	0.22
Investment Companies	0.01
Short-Term and Other	1.12

Blue Chip Growth Trust

Sector Weighting*	% of Total
Information Technology	28.82
Consumer Discretionary	21.24
Industrials	16.96
Financials	9.28
Energy	8.67
Health Care	8.12
Materials	4.01
Telecommunication Services	1.79
Consumer Staples	0.32
Short-Term and Other	0.79

Capital Appreciation Trust

Sector Weighting*	% of Total
Information Technology	33.13
Consumer Discretionary	25.02
Health Care	12.41
Industrials	8.23
Consumer Staples	6.14
Energy	5.98
Materials	3.56
Financials	2.99
Telecommunication Services	1.34
Short-Term and Other	1.20

Capital Appreciation Value Trust

Sector Weighting*	% of Total
Consumer Discretionary	17.51
Financials	13.26
Information Technology	12.49
Consumer Staples	11.86
Industrials	10.55
Energy	9.45
Health Care	8.73
Telecommunication Services	3.91
Materials	2.16
Utilities	1.02
Short-Term and Other	9.06

Core Allocation Trust

Sector Weighting*	% of Total
Moderate Allocation	59.95
Intermediate Bond	12.55
U.S. Large Cap	11.69
International Large Cap	8.77
U.S. Mid Cap	5.76
U.S. Small Cap	1.30
Other	(0.02)

Core Allocation Plus Trust

Sector Weighting*	% of Total
Financials	13.05
Information Technology	11.85
Consumer Discretionary	10.09
Industrials	7.71
Health Care	7.43
Energy	6.34
U.S. Government	6.19
Consumer Staples	5.27
U.S. Government Agency	5.27
Materials	2.94
Collateralized Mortgage Obligations	2.80
Telecommunications	2.79
Utilities	2.62
Municipal Bonds	0.92
Foreign Government Obligations	0.26
Asset Backed Securities	0.24
Investment Companies	0.08
Short-Term and Other	15.33

Core Disciplined Diversification Trust

Sector Weighting*	% of Total
Moderate Allocation	59.84
Intermediate Bond	12.53
U.S. Large Cap	12.17
International Large Cap	11.92
U.S. Mid Cap	1.87
U.S. Small Cap	1.69
Other	(0.02)

Core Diversified Growth & Income Trust

Sector Weighting*	% of Total
American Funds Insurance Series	60.24
U.S. Large Cap	23.88
Intermediate Bond	11.75
International Large Cap	4.49
Other	(0.36)

Core Fundamental Holdings Trust

Sector Weighting*	% of Total
American Funds Insurance Series	60.02
U.S. Large Cap	18.89
Intermediate Bond	15.82
International Large Cap	5.28
Other	(0.01)

Core Global Diversification Trust

Sector Weighting*	% of Total
American Funds Insurance Series	59.92
International Large Cap	17.27
Intermediate Bond	13.80
U.S. Large Cap	9.02
Other	(0.01)

John Hancock Variable Insurance Trust
Sector Weightings

Disciplined Diversification Trust

Sector Weighting*	% of Total
U.S. Government Agency	19.83
Financials	12.37
Industrials	9.16
U.S. Government	9.09
Consumer Discretionary	8.80
Information Technology	8.80
Energy	7.87
Health Care	6.24
Materials	6.12
Consumer Staples	6.10
Telecommunication Services	2.44
Utilities	2.42
Short-Term and Other	0.76

Emerging Markets Value Trust

Sector Weighting*	% of Total
Financials	34.36
Materials	17.16
Energy	12.38
Industrials	12.12
Consumer Discretionary	7.63
Information Technology	7.08
Consumer Staples	4.67
Telecommunication Services	2.22
Utilities	1.32
Health Care	0.39
Short-Term and Other	0.67

Equity-Income Trust

Sector Weighting*	% of Total
Financials	19.29
Consumer Discretionary	14.16
Energy	13.18
Industrials	11.71
Utilities	7.85
Consumer Staples	7.55
Information Technology	6.83
Materials	5.77
Health Care	5.53
Telecommunication Services	4.17
Short-Term and Other	3.96

Financial Services Trust

Sector Weighting*	% of Total
Financials	82.61
Energy	5.18
Industrials	4.09
Information Technology	3.27
Consumer Staples	2.06
Consumer Discretionary	1.32
Materials	0.88
Short-Term and Other	0.59

Franklin Templeton Founding Allocation Trust

Sector Weighting*	% of Total
International	33.57
Large Value	33.35
Conservative Allocation	33.09
Other	(0.01)

Fundamental All Cap Core Trust (formerly Optimized All Cap Trust)

Sector Weighting*	% of Total
Information Technology	20.82
Consumer Discretionary	20.66
Financials	16.10
Health Care	12.68
Industrials	8.89
Energy	8.64
Consumer Staples	8.10
Materials	1.90
Short-Term and Other	2.21

Fundamental Large Cap Value Trust (formerly Optimized Value Trust)

Sector Weighting*	% of Total
Financials	22.83
Health Care	18.04
Consumer Discretionary	14.77
Consumer Staples	11.68
Energy	10.08
Information Technology	9.45
Industrials	9.33
Utilities	1.04
Short-Term and Other	2.78

Fundamental Value Trust

Sector Weighting*	% of Total
Financials	28.22
Consumer Staples	16.09
Energy	15.00
Health Care	12.05
Materials	6.66
Information Technology	6.05
Consumer Discretionary	5.76
Industrials	5.61
Telecommunication Services	0.29
Short-Term and Other	4.27

Global Trust

Sector Weighting*	% of Total
Financials	17.70
Health Care	16.30
Consumer Discretionary	15.54
Information Technology	13.95
Industrials	10.89
Energy	10.66
Telecommunication Services	8.44
Consumer Staples	2.62
Materials	2.07
Short-Term and Other	1.83

Growth Equity Trust

Sector Weighting*	% of Total
Information Technology	29.28
Industrials	15.90
Consumer Discretionary	14.78
Health Care	13.14
Energy	10.63
Consumer Staples	5.08
Financials	4.38
Materials	4.29
Telecommunication Services	1.50
Short-Term and Other	1.02

Health Sciences Trust

Industry Weighting*	% of Total
Biotechnology	33.43
Health Care Providers & Services	21.27
Pharmaceuticals	17.70
Health Care Equipment & Supplies	14.31
Life Sciences Tools & Services	5.10
Health Care Technology	3.61
Food & Staples Retailing	0.81
Chemicals	0.78
Software	0.73
Internet Software & Services	0.55
IT Services	0.34
Short-Term and Other	1.37

Heritage Trust

Sector Weighting*	% of Total
Information Technology	20.81
Consumer Discretionary	20.58
Industrials	16.93
Health Care	13.99
Energy	9.04
Consumer Staples	6.38
Materials	5.21
Financials	4.15
Telecommunication Services	1.48
Utilities	0.76
Short-Term and Other	0.67

John Hancock Variable Insurance Trust
Sector Weightings

International Core Trust

Sector Weighting*	% of Total
Health Care	15.27
Energy	13.30
Consumer Discretionary	13.02
Industrials	11.62
Financials	11.36
Materials	9.56
Telecommunication Services	7.72
Utilities	6.06
Consumer Staples	5.00
Information Technology	4.93
Short-Term and Other	2.16

International Growth Stock Trust

Sector Weighting*	% of Total
Consumer Discretionary	18.82
Health Care	12.14
Consumer Staples	11.93
Information Technology	11.15
Energy	10.37
Financials	10.20
Industrials	8.34
Materials	4.41
Telecommunication Services	2.80
Utilities	2.22
Short-Term and Other	7.62

International Opportunities Trust

Sector Weighting*	% of Total
Financials	19.44
Consumer Discretionary	18.37
Industrials	15.10
Information Technology	14.77
Energy	8.56
Materials	8.18
Consumer Staples	4.82
Health Care	4.32
Telecommunication Services	3.78
Short-Term and Other	2.66

International Small Company Trust

Sector Weighting*	% of Total
Industrials	23.77
Consumer Discretionary	18.85
Materials	14.53
Financials	11.29
Information Technology	10.13
Energy	6.29
Consumer Staples	6.02
Health Care	5.54
Utilities	2.05
Telecommunication Services	0.98
Short-Term and Other	0.55

International Value Trust

Sector Weighting*	% of Total
Financials	23.65
Information Technology	13.21
Telecommunication Services	12.67
Health Care	11.96
Energy	9.87
Consumer Discretionary	8.45
Industrials	8.27
Materials	3.20
Consumer Staples	3.05
Utilities	2.83
Short-Term and Other	2.84

Large Cap Trust

Sector Weighting*	% of Total
Information Technology	15.69
Health Care	15.61
Financials	14.70
Consumer Discretionary	12.98
Industrials	12.65
Energy	11.14
Consumer Staples	9.18
Utilities	3.57
Materials	1.77
Investment Companies	1.14
Short-Term and Other	1.57

Lifestyle Balanced PS Series

Sector Weighting*	% of Total
Intermediate Bond	49.75
Strategic Allocation	20.10
U.S. Large Cap	15.62
International Large Cap	4.34
Emerging Markets	2.96
U.S. Mid Cap	2.43
Large Blend	2.38
U.S. Small Cap	1.16
International Small Cap	0.49
Small Value	0.44
Small Growth	0.34
Other	(0.01)

Lifestyle Conservative PS Series

Sector Weighting*	% of Total
Intermediate Bond	80.48
Strategic Allocation	7.81
U.S. Large Cap	7.60
International Large Cap	2.42
U.S. Mid Cap	0.88
Small Value	0.44
U.S. Small Cap	0.39
Other	(0.02)

Lifestyle Growth PS Series

Sector Weighting*	% of Total
Intermediate Bond	30.00
Strategic Allocation	28.00
U.S. Large Cap	22.12
International Large Cap	6.21
Emerging Markets	3.94
Large Blend	3.30
U.S. Mid Cap	2.82
U.S. Small Cap	2.14
International Small Cap	0.59
Small Value	0.49
Small Growth	0.39

Lifestyle Moderate PS Series

Sector Weighting*	% of Total
Intermediate Bond	59.46
Strategic Allocation	16.21
U.S. Large Cap	13.16
International Large Cap	5.12
Large Blend	2.02
U.S. Mid Cap	1.81
U.S. Small Cap	1.01
International Small Cap	0.51
Small Value	0.40
Small Growth	0.30

Mid Cap Stock Trust

Sector Weighting*	% of Total
Information Technology	25.77
Consumer Discretionary	24.76
Industrials	14.18
Health Care	13.97
Energy	8.82
Consumer Staples	5.66
Materials	3.18
Financials	1.67
Telecommunication Services	0.37
Short-Term and Other	1.62

Mid Cap Value Equity Trust

Sector Weighting*	% of Total
Industrials	16.61
Financials	16.07
Consumer Discretionary	12.86
Health Care	11.02
Energy	10.03
Materials	8.24
Information Technology	7.54
Utilities	6.08
Consumer Staples	3.17
Telecommunication Services	2.43
Short-Term and Other	5.95

John Hancock Variable Insurance Trust
Sector Weightings

Mid Value Trust

Sector Weighting*	% of Total
Financials	22.93
Consumer Discretionary	14.96
Industrials	9.37
Utilities	9.13
Energy	9.04
Consumer Staples	7.30
Information Technology	6.95
Materials	6.60
Health Care	6.06
Telecommunication Services	1.94
Short-Term and Other	5.72

Mutual Shares Trust

Sector Weighting*	% of Total
Consumer Staples	21.18
Financials	16.35
Health Care	13.05
Consumer Discretionary	9.02
Information Technology	8.31
Energy	6.95
Utilities	4.98
Materials	4.86
Industrials	4.54
Telecommunication Services	2.76
Short-Term and Other	8.00

Natural Resources Trust

Sector Weighting*	% of Total
Energy	55.56
Materials	40.33
Industrials	1.72
Utilities	0.72
Short-Term and Other	1.67

Real Estate Securities Trust

Industry Weighting*	% of Total
Retail REITs	25.16
Specialized REITs	21.81
Office REITs	19.65
Residential REITs	18.02
Industrial REITs	7.79
Diversified REITs	2.91
Health Care Providers & Services	2.70
Real Estate Management & Development	0.94
Real Estate Operating Companies	0.35
Short-Term and Other	0.67

Science & Technology Trust

Sector Weighting*	% of Total
Information Technology	86.06
Consumer Discretionary	7.05
Health Care	1.75
Industrials	1.10
Materials	0.74
Telecommunication Services	0.28
Short-Term and Other	3.02

Small Cap Growth Trust

Sector Weighting*	% of Total
Information Technology	27.52
Industrials	20.16
Health Care	18.28
Consumer Discretionary	17.53
Energy	5.86
Consumer Staples	3.58
Financials	2.53
Materials	1.84
Telecommunication Services	0.59
Short-Term and Other	2.11

Small Cap Opportunities Trust

Sector Weighting*	% of Total
Financials	17.88
Industrials	16.23
Consumer Discretionary	16.15
Information Technology	14.43
Health Care	10.91
Energy	9.72
Materials	7.73
Consumer Staples	4.30
Telecommunication Services	0.80
Utilities	0.61
Short-Term and Other	1.24

Small Cap Value Trust

Sector Weighting*	% of Total
Industrials	22.92
Financials	22.35
Consumer Discretionary	17.31
Information Technology	9.23
Health Care	7.49
Utilities	5.50
Energy	5.14
Materials	4.73
Consumer Staples	1.75
Short-Term and Other	3.58

Small Company Growth Trust

Sector Weighting*	% of Total
Information Technology	26.29
Consumer Discretionary	17.94
Health Care	15.73
Industrials	14.94
Energy	8.15
Financials	5.37
Materials	5.35
Consumer Staples	2.50
Telecommunication Services	0.84
Utilities	0.75
Short-Term and Other	2.14

Small Company Value Trust

Sector Weighting*	% of Total
Industrials	25.50
Financials	21.63
Consumer Discretionary	11.43
Materials	10.74
Information Technology	10.32
Energy	6.49
Health Care	5.83
Utilities	4.24
Consumer Staples	0.87
Investment Companies	0.49
Telecommunication Services	0.41
Short-Term and Other	2.05

Smaller Company Growth Trust

Sector Weighting*	% of Total
Information Technology	25.46
Industrials	22.48
Health Care	15.55
Consumer Discretionary	12.42
Energy	7.79
Financials	5.28
Telecommunication Services	3.89
Materials	2.78
Consumer Staples	1.51
Investment Companies	0.40
Utilities	0.22
Short-Term and Other	2.22

Strategic Allocation Trust

Sector Weighting*	% of Total
U.S. Government & Agency Obligations	29.47
U.S. Government	22.87
Financials	15.15
Consumer Staples	5.21
Telecommunication Services	3.87
Consumer Discretionary	3.43
Energy	2.10
Health Care	2.07
Other Assets and Liabilities, net	15.83

John Hancock Variable Insurance Trust
Sector Weightings

U.S. Equity Trust (formerly U.S. Multi Sector Trust)

Sector Weighting*	% of Total
Health Care	27.67
Information Technology	27.14
Consumer Staples	22.95
Consumer Discretionary	6.28
Industrials	4.95
Energy	3.83
Telecommunication Services	1.84
Financials	1.53
Materials	0.97
Investment Companies	0.63
Utilities	0.02
Short-Term and Other	2.19

Utilities Trust

Sector Weighting*	% of Total
Utilities	52.98
Telecommunication Services	20.53
Energy	14.04
Consumer Discretionary	8.71
Financials	0.39
Short-Term and Other	3.35

Value Trust

Sector Weighting*	% of Total
Financials	19.24
Consumer Discretionary	14.51
Industrials	11.49
Energy	9.21
Consumer Staples	8.87
Information Technology	8.32
Utilities	8.31
Materials	7.18
Health Care	4.64
Telecommunication Services	2.62
Short-Term and Other	5.61

Value & Restructuring Trust

Sector Weighting*	% of Total
Energy	23.01
Industrials	19.33
Materials	15.72
Financials	15.22
Information Technology	8.59
Health Care	6.17
Consumer Staples	5.50
Telecommunication Services	4.53
Consumer Discretionary	4.51
Short-Term and Other	(2.58)

*	Top sectors as a percentage of net assets.

**	For further details on the American Funds Insurance Series holdings, please visit the American Funds website at americanfunds.com/afis.

John Hancock Variable Insurance Trust
Shareholder Expense Example

As a shareholder of John Hancock Trust, you incur ongoing costs, such as management fees, distribution (12b-1) fees and other expenses. In the case of the American Portfolios, the Lifestyle Portfolio Stabilization (PS) Portfolios, the Strategic Allocation Portfolio and Franklin Templeton Founding Allocation Portfolio, in addition to the operating expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which the Portfolio invests. Because the underlying funds have varied operating expenses and transaction costs and the Portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would be higher than amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2011 through June 30, 2011).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Expenses Paid During Period[1] 1/1/2011– 6/30/2011	Annualized Expense Ratio
All Cap Core Trust
Series I — Actual	$1,000.00	$1,086.40	$4.45	0.86%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.31	0.86%
Series II — Actual	1,000.00	1,085.30	5.48	1.06%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.31	1.06%
Series NAV — Actual	1,000.00	1,086.40	4.19	0.81%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.06	0.81%
All Cap Value Trust
Series I — Actual	$1,000.00	$1,057.50	$4.44	0.87%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.36	0.87%
Series II — Actual	1,000.00	1,056.40	5.46	1.07%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.36	1.07%
Series NAV — Actual	1,000.00	1,057.70	4.18	0.82%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.11	0.82%
Alpha Opportunities Trust
Series I — Actual	$1,000.00	$1,052.80	$5.40	1.06%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.31	1.06%
Series NAV — Actual	1,000.00	1,053.40	5.14	1.01%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.06	1.01%

John Hancock Variable Insurance Trust
Shareholder Expense Example

	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Expenses Paid During Period[1] 1/1/2011– 6/30/2011	Annualized Expense Ratio
American Asset Allocation Trust
Series I — Actual	$1,000.00	$1,051.80	$3.15	0.62%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%[2]
Series II — Actual	1,000.00	1,051.80	3.92	0.77%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%[2]
Series III — Actual	1,000.00	1,053.60	1.37	0.27%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.35	0.27%[2]
American Blue Chip Income and Growth Trust
Series I — Actual	$1,000.00	$1,034.40	$3.18	0.63%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.16	0.63%[2]
Series II — Actual	1,000.00	1,033.50	3.93	0.78%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%[2]
Series III — Actual	1,000.00	1,036.20	1.41	0.28%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.40	0.28%[2]
American Bond Trust
Series I — Actual	$1,000.00	$1,023.20	$3.11	0.62%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%[2]
Series II — Actual	1,000.00	1,022.40	3.86	0.77%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%[2]
Series III — Actual	1,000.00	1,025.70	1.36	0.27%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.35	0.27%[2]
American Fundamental Holdings Trust
Series I — Actual	$1,000.00	$1,039.70	$3.39	0.67%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.36	0.67%[2]
Series II — Actual	1,000.00	1,038.60	4.14	0.82%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.11	0.82%[2]
Series III — Actual	1,000.00	1,040.60	1.62	0.32%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.61	0.32%[2]
American Global Diversification Trust
Series I — Actual	$1,000.00	$1,030.70	$3.37	0.67%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.36	0.67%[2]
Series II — Actual	1,000.00	1,030.70	4.13	0.82%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.11	0.82%[2]
Series III — Actual	1,000.00	1,033.60	1.61	0.32%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.61	0.32%[2]
American Global Growth Trust
Series I — Actual	$1,000.00	$1,048.90	$3.20	0.63%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.16	0.63%[2]
Series II — Actual	1,000.00	1,048.10	3.96	0.78%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%[2]
Series III — Actual	1,000.00	1,050.80	1.42	0.28%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.40	0.28%[2]
American Global Small Capitalization Trust
Series I — Actual	$1,000.00	$1,003.90	$3.23	0.65%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%[2]
Series II — Actual	1,000.00	1,002.00	3.97	0.80%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%[2]
Series III — Actual	1,000.00	1,004.90	1.49	0.30%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.51	0.30%[2]
American Growth Trust
Series I — Actual	$1,000.00	$1,058.20	$3.16	0.62%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%[2]
Series II — Actual	1,000.00	1,057.10	3.93	0.77%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%[2]
Series III — Actual	1,000.00	1,059.70	1.38	0.27%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.35	0.27%[2]

John Hancock Variable Insurance Trust
Shareholder Expense Example

	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Expenses Paid During Period[1] 1/1/2011– 6/30/2011	Annualized Expense Ratio
American Growth-Income Trust
Series I — Actual	$1,000.00	$1,043.00	$3.14	0.62%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%[2]
Series II — Actual	1,000.00	1,042.30	3.90	0.77%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%[2]
Series III — Actual	1,000.00	1,045.10	1.37	0.27%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.35	0.27%[2]
American High-Income Bond Trust
Series I — Actual	$1,000.00	$1,042.90	$3.29	0.65%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%[2]
Series II — Actual	1,000.00	1,043.00	4.05	0.80%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%[2]
Series III — Actual	1,000.00	1,045.80	1.52	0.30%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.51	0.30%[2]
American International Trust
Series I — Actual	$1,000.00	$1,041.60	$3.14	0.62%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%[2]
Series II — Actual	1,000.00	1,041.70	3.90	0.77%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%[2]
Series III — Actual	1,000.00	1,043.60	1.37	0.27%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.35	0.27%[2]
American New World Trust
Series I — Actual	$1,000.00	$1,008.70	$3.24	0.65%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%[2]
Series II — Actual	1,000.00	1,008.00	3.98	0.80%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%[2]
Series III — Actual	1,000.00	1,010.20	1.50	0.30%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.51	0.30%[2]
Balanced Trust
Series I — Actual	$1,000.00	$1,049.00	$4.83	0.95%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.76	0.95%
Series NAV — Actual	1,000.00	1,049.00	4.57	0.90%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.51	0.90%
Blue Chip Growth Trust
Series I — Actual	$1,000.00	$1,065.70	$4.25	0.83%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.16	0.83%
Series II — Actual	1,000.00	1,064.50	5.27	1.03%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.16	1.03%
Series NAV — Actual	1,000.00	1,065.30	3.99	0.78%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%
Capital Appreciation Trust
Series I — Actual	$1,000.00	$1,082.50	$4.03	0.78%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%
Series II — Actual	1,000.00	1,082.20	5.06	0.98%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.91	0.98%
Series NAV — Actual	1,000.00	1,083.50	3.77	0.73%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.66	0.73%
Capital Appreciation Value Trust
Series I — Actual	$1,000.00	$1,059.10	$4.65	0.91%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.56	0.91%
Series II — Actual	1,000.00	1,058.30	5.66	1.11%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.56	1.11%
Series NAV — Actual	1,000.00	1,059.20	4.39	0.86%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.31	0.86%

John Hancock Variable Insurance Trust
Shareholder Expense Example

	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Expenses Paid During Period[1] 1/1/2011– 6/30/2011	Annualized Expense Ratio
Core Allocation Trust
Series I — Actual	$1,000.00	$1,049.60	$0.86	0.17%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.85	0.17%[2]
Series II — Actual	1,000.00	1,049.00	1.88	0.37%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.00	1.86	0.37%[2]
Series NAV — Actual	1,000.00	1,050.30	0.61	0.12%[2]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.60	0.12%[2]
Core Allocation Plus Trust
Series I — Actual	$1,000.00	$1,050.50	$5.29	1.04%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.21	1.04%
Series II — Actual	1,000.00	1,048.60	6.30	1.24%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.60	6.21	1.24%
Series NAV — Actual	1,000.00	1,050.50	5.03	0.99%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.96	0.99%
Core Disciplined Diversification Trust
Series II — Actual	$1,000.00	$1,044.50	$1.88	0.37%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.00	1.86	0.37%[2]
Series NAV — Actual	1,000.00	1,045.10	0.61	0.12%[2]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.60	0.12%[2]
Core Diversified Growth & Income Trust
Series I — Actual	$1,000.00	$1,042.10	$2.48	0.49%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.46	0.49%[2]
Series II — Actual	1,000.00	1,041.30	3.49	0.69%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.46	0.69%[2]
Series III — Actual	1,000.00	1,042.10	1.47	0.29%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.45	0.29%[2]
Series NAV — Actual	1,000.00	1,043.80	0.71	0.14%[2]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.70	0.14%[2]
Core Fundamental Holdings Trust
Series I — Actual	$1,000.00	$1,038.80	$2.27	0.45%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.26	0.45%[2]
Series II — Actual	1,000.00	1,036.80	3.28	0.65%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%[2]
Series III — Actual	1,000.00	1,039.40	1.26	0.25%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.25	0.25%[2]
Core Global Diversification Trust
Series I — Actual	$1,000.00	$1,040.00	$2.28	0.45%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.26	0.45%[2]
Series II — Actual	1,000.00	1,038.70	3.29	0.65%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%[2]
Series III — Actual	1,000.00	1,041.30	1.27	0.25%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.25	0.25%[2]
Disciplined Diversification Trust
Series I — Actual	$1,000.00	$1,043.80	$4.61	0.91%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.56	0.91%
Series II — Actual	1,000.00	1,043.00	5.62	1.11%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.56	1.11%
Series NAV — Actual	1,000.00	1,043.80	4.36	0.86%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.31	0.86%
Emerging Markets Value Trust
Series I — Actual	$1,000.00	$964.40	$5.50	1.13%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.65	1.13%
Series NAV — Actual	1,000.00	964.30	5.21	1.07%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.36	1.07%

John Hancock Variable Insurance Trust
Shareholder Expense Example

	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Expenses Paid During Period[1] 1/1/2011– 6/30/2011	Annualized Expense Ratio
Equity-Income Trust
Series I — Actual	$1,000.00	$1,046.90	$4.21	0.83%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.16	0.83%
Series II — Actual	1,000.00	1,045.50	5.22	1.03%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.16	1.03%
Series NAV — Actual	1,000.00	1,047.00	3.96	0.78%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%
Financial Services Trust
Series I — Actual	$1,000.00	$1,016.90	$4.65	0.93%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.66	0.93%
Series II — Actual	1,000.00	1,016.10	5.65	1.13%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.66	1.13%
Series NAV — Actual	1,000.00	1,016.90	4.40	0.88%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.41	0.88%
Franklin Templeton Founding Allocation Trust
Series I — Actual	$1,000.00	$1,068.30	$0.62	0.12%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.60	0.12%[2]
Series II — Actual	1,000.00	1,067.20	1.64	0.32%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.61	0.32%[2]
Series NAV — Actual	1,000.00	1,068.30	0.36	0.07%[2]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.35	0.07%[2]
Fundamental All Cap Core Trust (formerly Optimized All Cap Trust)
Series I — Actual	$1,000.00	$1,058.90	$3.88	0.76%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.81	0.76%
Series II — Actual	1,000.00	1,057.40	4.90	0.96%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.81	0.96%
Series NAV — Actual	1,000.00	1,058.70	3.62	0.71%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.56	0.71%
Fundamental Large Cap Value Trust (formerly Optimized Value Trust)
Series I — Actual	$1,000.00	$1,069.10	$4.00	0.78%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%
Series II — Actual	1,000.00	1,068.70	5.03	0.98%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.91	0.98%
Series NAV — Actual	1,000.00	1,070.20	3.75	0.73%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.66	0.73%
Fundamental Value Trust
Series I — Actual	$1,000.00	$1,028.00	$4.27	0.85%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.26	0.85%
Series II — Actual	1,000.00	1,026.60	5.28	1.05%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.26	1.05%
Series NAV — Actual	1,000.00	1,028.00	4.02	0.80%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%
Global Trust
Series I — Actual	$1,000.00	$1,089.80	$4.87	0.94%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.71	0.94%
Series II — Actual	1,000.00	1,088.60	5.90	1.14%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	5.71	1.14%
Series NAV — Actual	1,000.00	1,089.80	4.61	0.89%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.46	0.89%
Growth Equity Trust
Series NAV — Actual	$1,000.00	$1,042.60	$4.00	0.79%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79%

John Hancock Variable Insurance Trust
Shareholder Expense Example

	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Expenses Paid During Period[1] 1/1/2011– 6/30/2011	Annualized Expense Ratio
Health Sciences Trust
Series I — Actual	$1,000.00	$1,182.60	$6.06	1.12%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.61	1.12%
Series II — Actual	1,000.00	1,181.90	7.14	1.32%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.20	6.61	1.32%
Series NAV — Actual	1,000.00	1,183.30	5.79	1.07%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.36	1.07%
Heritage Trust
Series NAV — Actual	$1,000.00	$1,086.30	$4.71	0.91%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.56	0.91%
International Core Trust
Series I — Actual	$1,000.00	$1,077.80	$5.46	1.06%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.31	1.06%
Series II — Actual	1,000.00	1,076.10	6.49	1.26%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.50	6.31	1.26%
Series NAV — Actual	1,000.00	1,078.00	5.20	1.01%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.06	1.01%
International Growth Stock Trust
Series NAV — Actual	$1,000.00	$1,065.20	$4.97	0.97%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.86	0.97%
International Opportunities Trust
Series I — Actual	$1,000.00	$996.00	$5.00	1.01%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.06	1.01%
Series II — Actual	1,000.00	995.20	5.99	1.21%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.06	1.21%
Series NAV — Actual	1,000.00	996.00	4.75	0.96%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.81	0.96%
International Small Company Trust
Series I — Actual	$1,000.00	$1,028.60	$5.78	1.15%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	5.76	1.15%
Series II — Actual	1,000.00	1,027.60	6.79	1.35%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.10	6.76	1.35%
Series NAV — Actual	1,000.00	1,028.60	5.53	1.10%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.51	1.10%
International Value Trust
Series I — Actual	$1,000.00	$1,066.90	$4.97	0.97%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.86	0.97%
Series II — Actual	1,000.00	1,066.20	5.99	1.17%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.00	5.86	1.17%
Series NAV — Actual	1,000.00	1,067.30	4.72	0.92%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.61	0.92%
Large Cap Trust
Series I — Actual	$1,000.00	$1,053.20	$4.33	0.85%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.26	0.85%
Series II — Actual	1,000.00	1,051.70	5.34	1.05%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.26	1.05%
Series NAV — Actual	1,000.00	1,053.30	4.07	0.80%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%
Lifestyle Balanced PS Series[3]
Series II — Actual	$1,000.00	$992.80	$0.69	0.40%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.01	0.40%[2]
Lifestyle Conservative PS Series[3]
Series II — Actual	$1,000.00	$996.00	$0.67	0.39%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	1.96	0.39%[2]

John Hancock Variable Insurance Trust
Shareholder Expense Example

	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Expenses Paid During Period[1] 1/1/2011– 6/30/2011	Annualized Expense Ratio
Lifestyle Growth PS Series[3]
Series II — Actual	$1,000.00	$980.00	$0.68	0.40%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	2.01	0.40%[2]
Lifestyle Moderate PS Series[3]
Series II — Actual	$1,000.00	$990.40	$0.69	0.40%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.01	0.40%[2]
Mid Cap Stock Trust
Series I — Actual	$1,000.00	$1,097.70	$4.84	0.93%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.66	0.93%
Series II — Actual	1,000.00	1,096.80	5.87	1.13%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.66	1.13%
Series NAV — Actual	1,000.00	1,098.70	4.58	0.88%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.41	0.88%
Mid Cap Value Equity Trust
Series NAV — Actual	$1,000.00	$1,062.30	$4.70	0.92%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.61	0.92%
Mid Value Trust
Series I — Actual	$1,000.00	$1,056.70	$5.05	0.99%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.96	0.99%
Series II — Actual	1,000.00	1,056.70	6.07	1.19%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	5.96	1.19%
Series NAV — Actual	1,000.00	1,057.80	4.80	0.94%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.71	0.94%
Mutual Shares Trust
Series I — Actual	$1,000.00	$1,060.00	$5.52	1.08%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.41	1.08%
Series NAV — Actual	1,000.00	1,060.00	5.26	1.03%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.16	1.03%
Natural Resources Trust
Series I — Actual	$1,000.00	$998.40	$5.45	1.10%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.51	1.10%
Series II — Actual	1,000.00	998.40	6.44	1.30%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.30	6.51	1.30%
Series NAV — Actual	1,000.00	999.20	5.20	1.05%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.26	1.05%
Real Estate Securities Trust
Series I — Actual	$1,000.00	$1,118.70	$4.15	0.79%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79%
Series II — Actual	1,000.00	1,117.60	5.20	0.99%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.96	0.99%
Series NAV — Actual	1,000.00	1,119.50	3.89	0.74%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%
Science & Technology Trust
Series I — Actual	$1,000.00	$1,053.20	$5.70	1.12%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.61	1.12%
Series II — Actual	1,000.00	1,051.60	6.71	1.32%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.20	6.61	1.32%
Series NAV — Actual	1,000.00	1,053.00	5.45	1.07%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.36	1.07%
Small Cap Growth Trust
Series I — Actual	$1,000.00	$1,133.40	$6.08	1.15%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	5.76	1.15%
Series II — Actual	1,000.00	1,132.30	7.14	1.35%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.10	6.76	1.35%
Series NAV — Actual	1,000.00	1,134.00	5.82	1.10%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.51	1.10%

John Hancock Variable Insurance Trust
Shareholder Expense Example

	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Expenses Paid During Period[1] 1/1/2011– 6/30/2011	Annualized Expense Ratio
Small Cap Opportunities Trust
Series I — Actual	$1,000.00	$1,081.20	$5.21	1.01%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.06	1.01%
Series II — Actual	1,000.00	1,080.80	6.24	1.21%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.06	1.21%
Series NAV — Actual	1,000.00	1,081.70	4.96	0.96%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.81	0.96%
Small Cap Value Trust
Series I — Actual	$1,000.00	$1,059.80	$5.77	1.13%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.66	1.13%
Series II — Actual	1,000.00	1,058.90	6.79	1.33%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.20	6.66	1.33%
Series NAV — Actual	1,000.00	1,059.90	5.52	1.08%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.41	1.08%
Small Company Growth Trust
Series NAV — Actual	$1,000.00	$1,121.00	$5.57	1.06%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.31	1.06%
Small Company Value Trust
Series I — Actual	$1,000.00	$1,060.30	$5.47	1.07%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.36	1.07%
Series II — Actual	1,000.00	1,059.10	6.48	1.27%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.50	6.36	1.27%
Series NAV — Actual	1,000.00	1,060.50	5.21	1.02%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.11	1.02%
Smaller Company Growth Trust
Series I — Actual	$1,000.00	$1,000.00	$5.11	1.03%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.16	1.03%
Series II — Actual	1,000.00	1,000.00	6.10	1.23%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.70	6.16	1.23%
Series NAV — Actual	1,000.00	1,073.30	5.04	0.98%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.91	0.98%
Strategic Allocation Trust[4]
Series NAV — Actual	$1,000.00	$973.60	$1.30	0.75%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%
U.S. Equity Trust (formerly U.S. Multi-Sector Trust)
Series NAV — Actual	$1,000.00	$1,069.80	$4.05	0.79%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79%
Utilities Trust
Series I — Actual	$1,000.00	$1,105.90	$5.01	0.96%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.81	0.96%
Series II — Actual	1,000.00	1,104.90	6.05	1.16%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.00	5.81	1.16%
Series NAV — Actual	1,000.00	1,106.00	4.75	0.91%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.56	0.91%
Value Trust
Series I — Actual	$1,000.00	$1,073.40	$4.22	0.82%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.11	0.82%
Series II — Actual	1,000.00	1,072.50	5.24	1.02%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.11	1.02%
Series NAV — Actual	1,000.00	1,073.50	3.96	0.77%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%
Value & Restructuring Trust
Series NAV — Actual	$1,000.00	$1,023.30	$4.26	0.85%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.26	0.85%

John Hancock Variable Insurance Trust
Shareholder Expense Example

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

[2]	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios for the six-month period ended June 30, 2011 was as follows:

Portfolio	Range	Portfolio	Range
American Funds	0.29% – 0.80%	Core Diversified Growth & Income Trust	0.29% – 0.56%
Lifestyle PS Series	0.73% – 1.10%	Core Fundamental Holdings Trust	0.29% – 0.53%
Core Allocation Trust	0.48% – 0.99%	Core Global Diversification Trust	0.29% – 0.56%
Core Disciplined Diversification Trust	0.48% – 0.86%	Franklin Templeton Founding Allocation Trust	0.85% – 1.03%

[3]	The inception date for Series II shares is April 29, 2011. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (63), and divided by 365 (to reflect the period).

[4]	The inception date for Series NAV shares is April 28, 2011. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (64), and divided by 365 (to reflect the period).

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling at 1-800-344-1029. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

All Cap Core Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

COMMON STOCKS - 99.28%
Consumer Discretionary - 11.93%
CBS Corp., Class B	193,400	$5,509,966	1.43%
Comcast Corp., Class A	260,300	6,596,002	1.71%
Dillard’s, Inc., Class A (L)	77,000	4,014,780	1.04%
Macy’s, Inc.	178,400	5,216,416	1.35%
priceline.com, Inc. (I)	10,500	5,375,265	1.39%
Wynn Resorts, Ltd.	34,400	4,937,776	1.28%
OTHER SECURITIES		14,466,528	3.73%
		46,116,733
Consumer Staples - 6.42%
Herbalife, Ltd.	42,200	2,432,408	0.63%
Philip Morris International, Inc.	49,900	3,331,823	0.86%
Tyson Foods, Inc., Class A (L)	254,700	4,946,274	1.28%
OTHER SECURITIES		14,090,960	3.65%
		24,801,465
Energy - 12.64%
Chevron Corp.	97,700	10,047,468	2.60%
ConocoPhillips	96,900	7,285,911	1.89%
Exxon Mobil Corp.	168,500	13,712,530	3.55%
Marathon Oil Corp.	108,200	5,699,976	1.47%
OTHER SECURITIES		12,085,706	3.13%
		48,831,591
Financials - 14.40%
American Capital, Ltd. (I)	279,800	2,778,414	0.72%
Capital One Financial Corp.	101,500	5,244,505	1.36%
JPMorgan Chase & Company	199,914	8,184,479	2.12%
KeyCorp	415,700	3,462,781	0.90%
Rayonier, Inc.	54,600	3,568,110	0.92%
Regions Financial Corp. (L)	532,900	3,303,980	0.85%
SunTrust Banks, Inc.	174,200	4,494,360	1.16%
The Travelers Companies, Inc.	87,400	5,102,412	1.32%
Zions Bancorporation	102,200	2,453,822	0.63%
OTHER SECURITIES		17,062,350	4.42%
		55,655,213
Health Care - 13.95%
Biogen Idec, Inc. (I)	56,100	5,998,212	1.55%
Bristol-Myers Squibb Company	211,600	6,127,936	1.59%
CIGNA Corp.	57,000	2,931,510	0.76%
Coventry Health Care, Inc. (I)	68,277	2,490,062	0.64%
Eli Lilly & Company	144,800	5,434,344	1.41%
Humana, Inc.	63,700	5,130,398	1.33%
Merck & Company, Inc.	190,800	6,733,332	1.74%
UnitedHealth Group, Inc.	124,000	6,395,920	1.65%
Viropharma, Inc. (I) (L)	133,500	2,469,750	0.64%
OTHER SECURITIES		10,196,389	2.64%
		53,907,853
Industrials - 10.85%
Caterpillar, Inc.	59,900	6,376,954	1.65%
Fluor Corp.	61,400	3,970,124	1.03%
General Dynamics Corp.	55,300	4,120,956	1.07%
General Electric Company	139,500	2,630,970	0.68%
Northrop Grumman Corp.	68,791	4,770,656	1.23%
Tyco International, Ltd.	50,900	2,515,987	0.65%
OTHER SECURITIES		$17,553,255	4.54%
		41,938,902
Information Technology - 17.56%
Altera Corp.	109,600	5,079,960	1.31%
Apple, Inc. (I)	12,526	4,204,602	1.09%
Computer Sciences Corp.	65,939	2,503,044	0.65%
IAC/InterActiveCorp (I)	130,200	4,969,734	1.29%
Intel Corp.	129,900	2,878,584	0.74%
International
Business Machines Corp.	59,455	10,199,505	2.64%
Oracle Corp.	159,400	5,245,854	1.36%
Tech Data Corp. (I) (L)	54,806	2,679,465	0.69%
OTHER SECURITIES		30,099,309	7.79%
		67,860,057
Materials - 5.14%
Eastman Chemical Company	26,100	2,664,027	0.69%
OTHER SECURITIES		17,212,094	4.45%
		19,876,121
Telecommunication Services - 3.75%
AT&T, Inc.	124,600	3,913,686	1.01%
Verizon Communications, Inc.	203,000	7,557,631	1.96%
OTHER SECURITIES		3,033,471	0.78%
		14,504,788
Utilities - 2.64%
Ameren Corp.	155,400	4,481,736	1.16%
Duke Energy Corp. (L)	180,700	3,402,581	0.88%
OTHER SECURITIES		2,319,166	0.60%
		10,203,483
TOTAL COMMON STOCKS (Cost $353,489,528)		$383,696,206

SECURITIES LENDING COLLATERAL - 11.20%
John Hancock Collateral
Investment Trust,
0.2447% (W) (Y)	4,327,098	43,305,163	11.20%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $43,304,591)		$43,305,163
SHORT-TERM INVESTMENTS - 0.52%
Money Market Funds - 0.52%		$1,993,212	0.52%
TOTAL SHORT-TERM
INVESTMENTS (Cost $1,993,212)		$1,993,212
Total Investments (All Cap Core Trust)
(Cost $398,787,331) - 111.00%		$428,994,581	111.00%
Other Assets And Liabilities, Net - (11.00%)		(42,523,875)	(11.00)%
TOTAL NET ASSETS - 100.00%		$386,470,706	100.00%

All Cap Value Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 97.70%
Consumer Discretionary - 10.00%
Ford Motor Company (I)	437,465	$6,032,642	1.34%
Fortune Brands, Inc.	82,132	5,237,558	1.16%
Omnicom Group, Inc.	184,431	8,882,197	1.97%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

All Cap Value Trust (continued)

	Shares or		of %
	Principal		Net
	Amount	Value	Assets

COMMON STOCKS (continued)
Consumer Discretionary (continued)
The Interpublic Group
of Companies, Inc.	740,500	$9,256,250	2.05%
Time Warner, Inc.	195,500	7,110,335	1.57%
OTHER SECURITIES		8,641,961	1.91%
		45,160,943
Consumer Staples - 7.24%
Archer-Daniels-Midland Company	271,334	8,180,720	1.81%
Bunge, Ltd.	120,755	8,326,057	1.84%
CVS Caremark Corp.	165,200	6,208,216	1.37%
OTHER SECURITIES		9,968,041	2.22%
		32,683,034
Energy - 18.47%
Anadarko Petroleum Corp.	111,800	8,581,768	1.90%
Chevron Corp.	50,365	5,179,537	1.15%
Devon Energy Corp.	53,300	4,200,573	0.93%
El Paso Corp.	282,006	5,696,521	1.26%
EQT Corp.	83,439	4,382,216	0.97%
Exxon Mobil Corp.	247,618	20,151,153	4.46%
Halliburton Company	130,859	6,673,809	1.48%
Range Resources Corp.	82,000	4,551,000	1.01%
Southwestern
Energy Company (I)(L)	104,800	4,493,824	1.00%
OTHER SECURITIES		19,492,621	4.31%
		83,403,022
Financials - 15.77%
Berkshire
Hathaway, Inc., Class B (I)	87,215	6,749,569	1.49%
Lazard, Ltd., Class A	175,900	6,525,890	1.44%
LPL Investment Holdings, Inc. (I)	131,900	4,512,299	1.00%
Marsh &
McLennan Companies, Inc.	177,700	5,542,463	1.23%
PNC Financial Services Group, Inc.	113,000	6,735,930	1.49%
State Street Corp.	220,144	9,926,293	2.20%
Wells Fargo & Company	151,736	4,257,712	0.94%
OTHER SECURITIES		26,966,756	5.98%
		71,216,912
Health Care - 21.25%
Amgen, Inc. (I)	161,449	9,420,549	2.09%
Celgene Corp. (I)	121,400	7,322,848	1.62%
Express Scripts, Inc. (I)	102,200	5,516,756	1.22%
Humana, Inc.	55,988	4,509,274	1.00%
Kinetic Concepts, Inc. (I)(L)	77,700	4,477,851	0.99%
McKesson Corp.	53,922	4,510,575	1.00%
NuVasive, Inc. (I)(L)	140,200	4,609,776	1.02%
Teva Pharmaceutical
Industries, Ltd., ADR	166,830	8,044,543	1.78%
Thermo Fisher Scientific, Inc. (I)	116,666	7,512,124	1.66%
UnitedHealth Group, Inc.	165,600	8,541,648	1.89%
Warner Chilcott PLC, Class A	280,800	6,775,704	1.50%
Watson Pharmaceuticals, Inc. (I)	77,448	5,323,001	1.18%
Zimmer Holdings, Inc. (I)	104,200	6,585,440	1.46%
OTHER SECURITIES		12,834,648	2.84%
		95,984,737
Industrials - 11.48%
Dover Corp.	74,700	5,064,660	1.12%
Pall Corp.	79,680	4,480,406	0.99%
Rockwell Collins, Inc.	87,900	5,422,551	1.20%
Trinity Industries, Inc. (L)	170,760	5,956,109	1.32%
United Technologies Corp.	81,900	7,248,969	1.61%
OTHER SECURITIES		23,665,724	5.24%
		51,838,419
Information Technology - 6.09%
Adobe Systems, Inc. (I)	160,606	$5,051,059	1.12%
Intel Corp.	182,100	4,035,336	0.89%
The Western Union Company	200,527	4,016,556	0.89%
OTHER SECURITIES		14,404,837	3.19%
		27,507,788
Materials - 6.10%
Air Products & Chemicals, Inc.	54,926	5,249,827	1.16%
Barrick Gold Corp.	133,823	6,060,844	1.34%
LyondellBasell
Industries NV, Class A	142,900	5,504,508	1.22%
OTHER SECURITIES		10,763,551	2.38%
		27,578,730
Utilities - 1.30%
NextEra Energy, Inc.	102,420	5,885,054	1.30%
TOTAL COMMON STOCKS (Cost $384,037,891)		$441,258,639

SECURITIES LENDING COLLATERAL - 3.13%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	1,410,522	14,116,365	3.13%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $14,116,123)		$14,116,365

SHORT-TERM INVESTMENTS - 5.47%
Repurchase Agreement - 5.47%
Repurchase Agreement with State Street Corp. dated 06/30/2011 at 0.010% to be repurchased at $24,708,007 on 07/01/2011, collateralized by $25,015,000 Federal Home Loan Mortgage Corp., 3.500% due 08/18/2020 (valued at $25,202,613, including interest).	$24,708,000	$24,708,000	5.47%
TOTAL SHORT-TERM
INVESTMENTS (Cost $24,708,000)		$24,708,000
Total Investments (All Cap Value Trust)
(Cost $422,862,014) - 106.30%		$480,083,004	106.30%
Other Assets And Liabilities, Net - (6.30%)		(28,442,805)	(6.30)%
TOTAL NET ASSETS - 100.00%		$451,640,199	100.00%

Alpha Opportunities Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

COMMON STOCKS - 94.73%
Consumer Discretionary - 15.57%
Brunswick Corp. (L)	531,586	$10,844,354	1.15%
Comcast Corp., Class A	293,763	7,443,954	0.79%
Comcast Corp., Special Class A	198,810	4,817,166	0.51%
Hanesbrands, Inc. (I)	293,426	8,377,312	0.89%
Lowe’s Companies, Inc.	476,627	11,110,175	1.18%
Target Corp.	133,740	6,273,743	0.67%
Tempur-Pedic International, Inc. (I)	100,380	6,807,772	0.72%
The Walt Disney Company	130,400	5,090,816	0.54%
Weight Watchers International, Inc.	94,323	7,118,557	0.76%
OTHER SECURITIES		78,883,496	8.36%
		146,767,345

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (cont inued)

	Shares or		of %
	Principal		Net
	Amount	Value	Assets

COMMON STOCKS (continued)
Consumer Staples - 7.60%
Colgate-Palmolive Company	59,104	$5,166,281	0.55%
CVS Caremark Corp.	185,806	6,982,589	0.74%
Green Mountain
Coffee Roasters, Inc. (I)(L)	211,135	18,845,903	2.00%
PepsiCo, Inc.	152,010	10,706,064	1.14%
Sysco Corp.	204,831	6,386,631	0.68%
OTHER SECURITIES		23,527,057	2.49%
		71,614,525
Energy - 9.52%
Anadarko Petroleum Corp.	134,360	10,313,474	1.09%
Petroleo Brasileiro SA, ADR	220,741	7,474,290	0.79%
Ultra Petroleum Corp. (I)	136,611	6,256,784	0.66%
OTHER SECURITIES		65,720,860	6.98%
		89,765,408
Financials - 9.07%
JPMorgan Chase & Company	181,443	7,428,276	0.79%
Marsh &
McLennan Companies, Inc.	162,530	5,069,311	0.54%
UBS AG (I)	347,547	6,346,208	0.67%
UBS AG (Swiss Exchange) (I)	77,140	1,406,656	0.15%
Wells Fargo & Company	530,829	14,895,062	1.58%
OTHER SECURITIES		50,337,071	5.34%
		85,482,584
Health Care - 13.25%
Agilent Technologies, Inc. (I)	110,400	5,642,544	0.60%
Catalyst Health Solutions, Inc. (I)	98,900	5,520,598	0.59%
CIGNA Corp.	98,700	5,076,141	0.54%
Edwards Lifesciences Corp. (I)	133,540	11,642,017	1.23%
Express Scripts, Inc. (I)	155,130	8,373,917	0.89%
Gen-Probe, Inc. (I)(L)	94,400	6,527,760	0.69%
Hologic, Inc. (I)	384,750	7,760,408	0.82%
Medtronic, Inc.	183,142	7,056,461	0.75%
Merck & Company, Inc.	165,750	5,849,318	0.62%
Pfizer, Inc.	403,752	8,317,291	0.88%
Pharmaceutical
Product Development, Inc.	189,860	5,095,842	0.54%
SXC Health Solutions Corp. (I)	96,350	5,676,942	0.60%
UnitedHealth Group, Inc.	222,476	11,475,312	1.22%
OTHER SECURITIES		30,939,271	3.28%
		124,953,822
Industrials - 11.28%
Aecom Technology Corp. (I)	238,590	6,523,051	0.69%
General Dynamics Corp.	104,263	7,769,679	0.82%
Northrop Grumman Corp.	104,370	7,238,060	0.77%
OTHER SECURITIES		84,816,083	9.00%
		106,346,873
Information Technology - 21.32%
Apple, Inc. (I)	35,310	11,852,508	1.26%
Avago Technologies, Ltd.	137,080	5,209,040	0.55%
Cadence Design Systems, Inc. (I)(L)	490,960	5,184,538	0.55%
Cisco Systems, Inc.	699,544	10,919,882	1.16%
eBay, Inc. (I)	512,090	16,525,144	1.75%
EMC Corp. (I)	401,750	11,068,213	1.17%
Jabil Circuit, Inc.	255,510	5,161,302	0.55%
Polycom, Inc. (I)	151,985	9,772,636	1.04%
Skyworks Solutions, Inc. (I)	331,680	7,622,006	0.81%
The Western Union Company	579,274	11,602,858	1.23%
TIBCO Software, Inc. (I)	211,230	6,129,895	0.65%
OTHER SECURITIES		99,955,006	10.60%
		201,003,028
Materials - 6.12%
Owens-Illinois, Inc. (I)	258,265	$6,665,820	0.71%
The Mosaic Company	136,890	9,271,560	0.98%
OTHER SECURITIES		41,748,068	4.43%
		57,685,448
Telecommunication Services - 0.66%		6,194,193	0.66%
Utilities - 0.34%		3,223,441	0.34%
TOTAL COMMON STOCKS (Cost $820,262,564)		$893,036,667
Investment Companies 0.37%		3,535,352	0.37%
TOTAL INVESTMENT
COMPANIES (Cost $3,218,687)		$3,535,352

SECURITIES LENDING COLLATERAL - 9.75%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	9,182,709	91,899,635	9.75%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $91,898,396)		$91,899,635
SHORT-TERM INVESTMENTS - 5.20%
Repurchase Agreement - 5.20%
Bank of New York Tri-Party Repurchase Agreement dated 06/30/2011 at 0.050% to be repurchased at $49,000,068 on 07/01/2011, collateralized by $49,822,464 Government National Mortgage Association, 4.000% due 01/20/2041 (valued at$49,980,000, including interest)	$49,000,000	$49,000,000	5.20%
TOTAL SHORT-TERM
INVESTMENTS (Cost $49,000,000)		$49,000,000
Total Investments (Alpha Opportunities Trust)
(Cost $964,379,647) - 110.05%		$1,037,471,654	110.05%
Other Assets And Liabilities, Net - (10.05%)		(94,719,322)	(10.05)%
TOTAL NET ASSETS - 100.00%		$942,752,332	100.00%

American Asset Allocation Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Asset Allocation
Fund - Class 1	104,569,845	$1,789,190,051	100.01%
TOTAL INVESTMENT
COMPANIES (Cost $1,474,998,963)		$1,789,190,051
Total Investments (American Asset Allocation Trust)
(Cost $1,474,998,963) - 100.01%		$1,789,190,051	100.01%
Other Assets And Liabilities, Net - (0.01%)		(102,652)	(0.01)%
TOTAL NET ASSETS - 100.00%		$1,789,087,399	100.00%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

American Blue Chip Income and Growth Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

INVESTMENT COMPANIES - 100.01%
Equity - 100.01%
American Blue Chip Income &
Growth Fund - Class 1	30,140,559	$288,445,152	100.01%
TOTAL INVESTMENT
COMPANIES (Cost $249,385,877)		$288,445,152
Total Investments (American Blue Chip Income and
Growth Trust) (Cost $249,385,877) - 100.01%		$288,445,152	100.01%
Other Assets And Liabilities, Net - (0.01%)		(26,810)	(0.01)%
TOTAL NET ASSETS - 100.00%		$288,418,342	100.00%

American Bond Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Bond Fund - Class 1	88,034,281	$959,573,667	100.01%
TOTAL INVESTMENT
COMPANIES (Cost $946,182,301)		$959,573,667
Total Investments (American Bond Trust)
(Cost $946,182,301) - 100.01%		$959,573,667	100.01%
Other Assets And Liabilities, Net - (0.01%)		(64,249)	(0.01)%
TOTAL NET ASSETS - 100.00%		$959,509,418	100.00%

American Fundamental Holdings Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 39.69%
American Bond Fund - Class 1	42,930,466	$467,942,087	39.69%
Equity - 60.32%
American Growth Fund - Class 1	4,808,757	278,571,269	23.63%
American Growth-Income
Fund - Class 1	7,743,606	278,305,183	23.61%
American International
Fund - Class 1	8,200,894	154,258,815	13.08%
		711,135,267
TOTAL INVESTMENT
COMPANIES (Cost $969,880,210)		$1,179,077,354
Total Investments (American Fundamental Holdings
Trust) (Cost $969,880,210) - 100.01%		$1,179,077,354	100.01%
Other Assets And Liabilities, Net - (0.01%)		(71,377)	(0.01)%
TOTAL NET ASSETS - 100.00%		$1,179,005,977	100.00%

American Global Diversification Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 59.24%
American Bond Fund - Class 1	21,579,021	$235,211,330	26.88%
American Global Small
Capitalization Fund - Class 1	6,081,439	130,933,390	14.97%
American High-Income Bond
Fund - Class 1	5,770,819	66,826,089	7.64%
American New World Fund - Class 1	3,642,370	85,304,296	9.75%
		518,275,105
Equity - 40.77%
American Global Growth
Fund - Class 1	15,739,490	356,656,836	40.77%
		356,656,836
TOTAL INVESTMENT
COMPANIES (Cost $758,906,137)		$874,931,941
Total Investments (American Global Diversification
Trust) (Cost $758,906,137) - 100.01%		$874,931,941	100.01%
Other Assets And Liabilities, Net - (0.01%)		(55,655)	(0.01)%
TOTAL NET ASSETS - 100.00%		$874,876,286	100.00%

American Global Growth Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

INVESTMENT COMPANIES - 100.01%
Equity - 100.01%
American Global Growth
Fund - Class 1	8,602,428	$194,931,018	100.01%
TOTAL INVESTMENT
COMPANIES (Cost $189,045,820)		$194,931,018
Total Investments (American Global Growth Trust)
(Cost $189,045,820) - 100.01%		$194,931,018	100.01%
Other Assets And Liabilities, Net - (0.01%)		(21,954)	(0.01)%
TOTAL NET ASSETS - 100.00%		$194,909,064	100.00%

American Global Small Capitalization Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

INVESTMENT COMPANIES - 100.02%
American Funds Insurance Series - 100.02%
American Global Small
Capitalization Fund - Class 1	4,869,904	$104,849,037	100.02%
TOTAL INVESTMENT
COMPANIES (Cost $71,349,682)		$104,849,037
Total Investments (American Global Small
Capitalization Trust) (Cost $71,349,682) - 100.02%		$104,849,037	100.02%
Other Assets And Liabilities, Net - (0.02%)		(18,291)	(0.02)%
TOTAL NET ASSETS - 100.00%		$104,830,746	100.00%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

American Growth Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
INVESTMENT COMPANIES - 100.01%
Equity - 100.01%
American Growth Fund - Class 1	22,640,973	$1,311,591,570	100.01%
TOTAL INVESTMENT
COMPANIES (Cost $1,219,932,829)		$1,311,591,570
Total Investments (American Growth Trust)
(Cost $1,219,932,829) - 100.01%		$1,311,591,570	100.01%
Other Assets And Liabilities, Net - (0.01%)		(79,982)	(0.01)%
TOTAL NET ASSETS - 100.00%		$1,311,511,588	100.00%

American Growth-Income Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
INVESTMENT COMPANIES - 100.01%
Equity - 100.01%
American Growth-Income
Fund - Class 1	33,528,363	$1,205,009,376	100.01%
TOTAL INVESTMENT
COMPANIES (Cost $1,113,608,180)		$1,205,009,376
Total Investments (American Growth-Income Trust)
(Cost $1,113,608,180) - 100.01%		$1,205,009,376	100.01%
Other Assets And Liabilities, Net - (0.01%)		(76,512)	(0.01)%

TOTAL NET ASSETS - 100.00%		$1,204,932,864	100.00%

American High-Income Bond Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

INVESTMENT COMPANIES - 100.02%
American Funds Insurance Series - 100.02%
American High-Income Bond
Fund - Class 1	9,111,860	$105,515,342	100.02%
TOTAL INVESTMENT
COMPANIES (Cost $94,433,137)		$105,515,342
Total Investments (American High-Income Bond
Trust) (Cost $94,433,137) - 100.02%		$105,515,342	100.02%
Other Assets And Liabilities, Net - (0.02%)		(17,330)	(0.02)%
TOTAL NET ASSETS - 100.00%		$105,498,012	100.00%

American International Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
INVESTMENT COMPANIES - 100.01%
Equity - 100.01%
American International
Fund - Class 1	44,939,289	$845,308,017	100.01%
TOTAL INVESTMENT
COMPANIES (Cost $842,207,070)		$845,308,017
Total Investments (American International Trust)
(Cost $842,207,070) - 100.01%		$845,308,017	100.01%
Other Assets And Liabilities, Net - (0.01%)		(57,391)	(0.01)%
TOTAL NET ASSETS - 100.00%		$845,250,626	100.00%

American New World Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
INVESTMENT COMPANIES - 100.02%
American Funds Insurance Series - 100.02%
American New World Fund - Class 1	4,235,204	$99,188,472	100.02%
TOTAL INVESTMENT
COMPANIES (Cost $81,634,364)		$99,188,472
Total Investments (American New World Trust)
(Cost $81,634,364) - 100.02%		$99,188,472	100.02%
Other Assets And Liabilities, Net - (0.02%)		(17,182)	(0.02)%
TOTAL NET ASSETS - 100.00%		$99,171,290	100.00%

Balanced Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 67.14%
Consumer Discretionary - 11.30%
Amazon.com, Inc. (I)	6,700	$1,370,083	1.08%
Marriott
International, Inc., Class A (L)	14,478	513,824	0.40%
priceline.com, Inc. (I)	900	460,737	0.36%
Starbucks Corp.	13,350	527,192	0.41%
The Walt Disney Company	14,800	577,792	0.45%
Time Warner, Inc.	11,950	434,622	0.34%
OTHER SECURITIES		10,504,264	8.26%
		14,388,514
Consumer Staples - 3.39%
Nestle SA	7,101	441,322	0.35%
OTHER SECURITIES		3,871,205	3.04%
		4,312,527
Energy - 6.92%
Chevron Corp.	7,890	811,408	0.64%
Exxon Mobil Corp.	8,200	667,316	0.52%
Royal Dutch Shell PLC, ADR (L)	7,800	554,814	0.44%
Royal Dutch Shell PLC,
ADR, Class B	6,200	444,850	0.35%
Schlumberger, Ltd.	13,130	1,134,432	0.89%
OTHER SECURITIES		5,208,037	4.08%
		8,820,857
Financials - 11.13%
American Express Company	18,630	963,171	0.76%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Financials (continued)
Franklin Resources, Inc.	5,500	$722,095	0.57%
JPMorgan Chase & Company	24,770	1,014,084	0.80%
U.S. Bancorp	19,350	493,619	0.39%
Wells Fargo & Company	19,050	534,543	0.42%
OTHER SECURITIES		10,448,047	8.19%
		14,175,559
Health Care - 5.40%
McKesson Corp.	5,970	499,391	0.39%
OTHER SECURITIES		6,380,976	5.01%
		6,880,367
Industrials - 9.75%
3M Company	9,300	882,105	0.69%
Danaher Corp.	19,800	1,049,202	0.82%
FedEx Corp.	4,800	455,280	0.36%
General Electric Company	39,700	748,742	0.59%
Honeywell International, Inc.	10,500	625,695	0.49%
Precision Castparts Corp.	2,700	444,555	0.35%
OTHER SECURITIES		8,211,321	6.45%
		12,416,900
Information Technology - 10.66%
Apple, Inc. (I)	6,100	2,047,587	1.61%
Baidu, Inc., ADR (I)	4,800	672,624	0.53%
Google, Inc., Class A (I)	2,450	1,240,631	0.97%
MasterCard, Inc., Class A	1,950	587,613	0.46%
Qualcomm, Inc.	12,800	726,912	0.57%
OTHER SECURITIES		8,298,682	6.52%
		13,574,049
Materials - 3.71%
Praxair, Inc.	6,300	682,857	0.54%
OTHER SECURITIES		4,045,595	3.17%
		4,728,452
Telecommunication Services - 2.32%
American Tower Corp., Class A (I)	9,890	517,544	0.41%
AT &T, Inc.	17,520	550,281	0.43%
OTHER SECURITIES		1,885,726	1.48%
		2,953,551
Utilities - 2.56%		3,265,150	2.56%
TOTAL COMMON STOCKS (Cost $74,059,774)		$85,515,926
PREFERRED SECURITIES - 0.33%
Consumer Discretionary - 0.33%		413,489	0.33%
TOTAL PREFERRED SECURITIES (Cost $325,113)		$413,489
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 21.92%
U.S. Treasury Bonds - 1.92%
4.500%, 02/15/2036
to 08/15/2039	$893,000	$915,356	0.72%
OTHER SECURITIES		1,529,793	1.20%
		2,445,149
U.S. Treasury Notes - 6.98%
0.750%, 03/31/2013	900,000	905,166	0.71%
1.375%, 11/15/2012	1,890,000	1,917,021	1.51%
1.500%, 12/31/2013	795,000	811,770	0.64%
1.875%, 04/30/2014	930,000	958,845	0.75%
2.125%, 05/31/2015
to 02/29/2016	730,000	747,086	0.59%
2.500%, 03/31/2013
to 03/31/2015	1,995,000	2,081,947	1.63%
2.625%, 12/31/2014	$615,000	$648,056	0.51%
OTHER SECURITIES		815,570	0.64%
		8,885,461
Federal Home Loan Bank - 0.34%		433,404	0.34%
Federal Home Loan Mortgage Corp. - 1.71%
4.500%, 12/01/2039
to 12/01/2040	692,911	716,743	0.56%
4.750%, 11/17/2015	580,000	652,524	0.51%
5.000%, 04/01/2040
to 08/01/2040	481,079	510,718	0.40%
OTHER SECURITIES		304,069	0.24%
		2,184,054
Federal National Mortgage Association - 10.81%
3.000%, 09/16/2014	600,000	636,784	0.50%
4.000%, 07/01/2025
to 04/01/2041	2,166,365	2,192,521	1.72%
4.500%, 05/01/2024
to 04/01/2041	2,810,489	2,923,348	2.30%
5.000%, 02/01/2021
to 10/01/2040	2,389,210	2,543,721	2.00%
5.500%, 07/01/2022
to 05/01/2040	2,198,266	2,382,850	1.87%
6.000%, 04/01/2035
to 11/01/2038	1,289,631	1,420,609	1.12%
OTHER SECURITIES		1,674,376	1.30%
		13,774,209
Government National Mortgage Association - 0.16%		200,156	0.16%
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $27,670,372)		$27,922,433
FOREIGN GOVERNMENT
OBLIGATIONS - 0.51%
Brazil - 0.09%		115,750	0.09%
Canada - 0.32%		401,503	0.32%
Italy - 0.02%		25,442	0.02%
Mexico - 0.04%		57,375	0.04%
Sweden - 0.04%		49,614	0.04%
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $639,689)		$649,684
CORPORATE BONDS - 7.21%
Consumer Discretionary - 0.60%		768,950	0.60%
Consumer Staples - 0.37%		472,330	0.37%
Energy - 0.78%		994,916	0.78%
Financials - 3.22%		4,097,874	3.22%
Health Care - 0.39%		491,104	0.39%
Industrials - 0.37%		464,441	0.37%
Information Technology - 0.21%		263,274	0.21%
Materials - 0.39%		495,294	0.39%
Telecommunication Services - 0.41%		526,530	0.41%
Utilities - 0.47%		601,855	0.47%
TOTAL CORPORATE BONDS (Cost $8,819,800)		$9,176,568

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
MUNICIPAL BONDS - 0.22%
California - 0.02%		$19,797	0.02%
District of Columbia - 0.02%		26,071	0.02%
Illinois - 0.04%		57,166	0.04%
New York - 0.06%		72,759	0.06%
Texas - 0.03%		41,778	0.03%
Utah - 0.01%		16,269	0.01%
Virginia - 0.04%		47,646	0.04%
TOTAL MUNICIPAL BONDS (Cost $270,575)		$281,486
Collateralized Mortgage
Obligations 0.97%		1,233,606	0.97%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $1,162,250)		$1,233,606
Asset Backed Securities 0.57%		728,288	0.57%
TOTAL ASSET BACKED
SECURITIES (Cost $718,859)		$728,288
Investment Companies 0.01%		15,945	0.01%
TOTAL INVESTMENT COMPANIES (Cost $13,274)		$15,945
Rights 0.00%		2,871	0.00%
TOTAL RIGHTS (Cost $0)		$2,871
SECURITIES LENDING COLLATERAL - 2.83%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	$359,494	3,597,777	2.83%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,597,732)		$3,597,777
SHORT-TERM INVESTMENTS - 1.32%
Money Market Funds - 1.32%
T. Rowe Price Prime Reserve
Fund, 0.1301% (Y)	$1,468,247	$1,468,247	1.15%
OTHER SECURITIES		217,887	0.17%
		1,686,134
TOTAL SHORT-TERM
INVESTMENTS (Cost $1,686,134)		$1,686,134
Total Investments (Balanced Trust)
(Cost $118,963,572) - 103.03%		$131,224,207	103.03%
Other Assets And Liabilities, Net - (3.03%)		(3,856,217)	(3.03)%
TOTAL NET ASSETS - 100.00%		$127,367,990	100.00%

Blue Chip Growth Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 99.21%
Consumer Discretionary - 21.24%
Amazon.com, Inc. (I)	419,789	$85,842,653	4.63%
Bed Bath & Beyond, Inc. (I)	253,300	14,785,121	0.80%
Carnival Corp.	558,900	21,031,407	1.13%
Johnson Controls, Inc.	346,800	14,447,688	0.78%
Marriott International, Inc., Class A	601,929	21,362,460	1.15%
McDonald’s Corp.	211,700	17,850,544	0.96%
NIKE, Inc., Class B	192,600	17,330,148	0.93%
O’Reilly Automotive, Inc. (I)	245,000	16,049,950	0.86%
priceline.com, Inc. (I)	56,200	$28,770,466	1.55%
Starbucks Corp.	823,400	32,516,066	1.75%
Starwood Hotels &
Resorts Worldwide, Inc.	258,600	14,491,944	0.78%
The Walt Disney Company	423,200	16,521,728	0.89%
OTHER SECURITIES		93,290,855	5.03%
		394,291,030
Consumer Staples - 0.32%		5,847,686	0.32%
Energy - 8.67%
EOG Resources, Inc.	161,600	16,895,280	0.91%
Halliburton Company	329,200	16,789,200	0.90%
Peabody Energy Corp.	260,200	15,328,382	0.83%
Schlumberger, Ltd.	573,892	49,584,269	2.67%
OTHER SECURITIES		62,335,685	3.36%
		160,932,816
Financials - 9.28%
American Express Company	417,052	21,561,588	1.16%
Franklin Resources, Inc.	350,765	46,051,937	2.48%
IntercontinentalExchange, Inc. (I)	123,000	15,339,330	0.83%
Invesco, Ltd.	620,700	14,524,380	0.78%
JPMorgan Chase & Company	368,000	15,065,920	0.81%
OTHER SECURITIES		59,650,168	3.22%
		172,193,323
Health Care - 8.12%
Allergan, Inc.	182,000	15,151,500	0.82%
Celgene Corp. (I)	322,800	19,471,296	1.05%
Express Scripts, Inc. (I)	453,600	24,485,328	1.32%
McKesson Corp.	378,500	31,661,525	1.71%
Stryker Corp.	290,379	17,042,344	0.92%
OTHER SECURITIES		42,945,346	2.30%
		150,757,339
Industrials - 16.96%
3M Company	276,400	26,216,540	1.41%
Danaher Corp.	1,250,626	66,270,671	3.57%
Fastenal Company (L)	615,200	22,141,048	1.19%
FedEx Corp.	290,600	27,563,410	1.49%
Honeywell International, Inc.	291,600	17,376,444	0.94%
Precision Castparts Corp.	177,100	29,159,515	1.57%
Union Pacific Corp.	254,200	26,538,480	1.43%
United Technologies Corp.	295,500	26,154,705	1.41%
OTHER SECURITIES		73,291,030	3.95%
		314,711,843
Information Technology - 28.82%
Accenture PLC, Class A (L)	347,400	20,989,908	1.13%
Apple, Inc. (I)	384,300	128,997,981	6.95%
Baidu, Inc., ADR (I)	299,300	41,940,909	2.26%
Broadcom Corp., Class A (I)	431,000	14,498,840	0.78%
Corning, Inc.	858,200	15,576,330	0.84%
eBay, Inc. (I)	510,978	16,489,260	0.89%
EMC Corp. (I)	720,100	19,838,755	1.07%
Google, Inc., Class A (I)	153,866	77,914,665	4.20%
Juniper Networks, Inc. (I)	580,721	18,292,712	0.99%
MasterCard, Inc., Class A	121,000	36,462,140	1.96%
Qualcomm, Inc.	818,177	46,464,272	2.50%
Tencent Holdings, Ltd.	805,300	22,106,905	1.19%
Visa, Inc., Class A	266,500	22,455,290	1.21%
OTHER SECURITIES		52,818,223	2.85%
		534,846,190
Materials - 4.01%
Air Products & Chemicals, Inc.	156,100	14,920,038	0.80%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Materials (continued)
Praxair, Inc.	393,800	$42,683,982	2.30%
OTHER SECURITIES		16,871,645	0.91%
		74,475,665

Telecommunication Services - 1.79%
American Tower Corp., Class A (I)	635,338	33,247,238	1.79%
TOTAL COMMON STOCKS (Cost $1,367,181,781)		$1,841,303,130

SECURITIES LENDING COLLATERAL - 3.29%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	6,092,341	60,971,536	3.29%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $60,970,215)		$60,971,536

SHORT-TERM INVESTMENTS - 0.49%
Money Market Funds - 0.49%		$9,130,134	0.49%
TOTAL SHORT-TERM
INVESTMENTS (Cost $9,130,134)		$9,130,134
Total Investments (Blue Chip Growth Trust)
(Cost $1,437,282,130) - 102.99%		$1,911,404,800	102.99%
Other Assets And Liabilities, Net - (2.99%)		(55,478,034)	(2.99)%
TOTAL NET ASSETS - 100.00%		$1,855,926,766	100.00%

Capital Appreciation Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 98.80%
Consumer Discretionary - 25.02%
Amazon.com, Inc. (I)	246,566	$50,420,281	4.38%
Bayerische Motoren Werke
(BMW) AG	152,935	15,239,421	1.32%
BorgWarner, Inc. (I)(L)	180,262	14,563,367	1.27%
Burberry Group PLC-ADR	220,236	10,300,438	0.90%
Chipotle Mexican Grill, Inc. (I)(L)	58,824	18,128,969	1.58%
Coach, Inc.	246,977	15,789,240	1.37%
LVMH Moet Hennessy Louis Vuitton	69,604	12,527,161	1.09%
Marriott
International, Inc., Class A (L)	399,626	14,182,727	1.23%
NIKE, Inc., Class B	251,751	22,652,555	1.97%
Polo Ralph Lauren Corp. (L)	153,132	20,306,835	1.76%
Starbucks Corp.	559,110	22,079,254	1.92%
The Walt Disney Company	611,820	23,885,453	2.08%
Tiffany & Company (L)	165,049	12,959,647	1.13%
OTHER SECURITIES		34,823,498	3.02%
		287,858,846
Consumer Staples - 6.14%
Costco Wholesale Corp.	222,784	18,098,972	1.57%
Mead Johnson Nutrition Company	190,446	12,864,627	1.12%
The Estee Lauder
Companies, Inc., Class A (L)	155,765	16,384,920	1.42%
Whole Foods Market, Inc.	276,841	17,565,561	1.53%
OTHER SECURITIES		5,719,513	0.50%
		70,633,593
Energy - 5.98%
Occidental Petroleum Corp.	234,391	24,386,040	2.12%
Schlumberger, Ltd.	389,576	33,659,366	2.93%
OTHER SECURITIES		$10,731,020	0.93%
		68,776,426
Financials - 2.99%
American Express Company	391,561	20,243,704	1.76%
OTHER SECURITIES		14,153,524	1.23%
		34,397,228
Health Care - 12.41%
Agilent Technologies, Inc. (I)	358,630	18,329,579	1.59%
Allergan, Inc.	207,922	17,309,507	1.50%
Celgene Corp. (I)	311,460	18,787,267	1.63%
Express Scripts, Inc. (I)	371,701	20,064,420	1.74%
Illumina, Inc. (I)(L)	198,192	14,894,129	1.29%
Novo Nordisk A/S, ADR	106,637	13,359,483	1.16%
Pfizer, Inc.	623,747	12,849,188	1.12%
Shire PLC, ADR (L)	204,521	19,267,923	1.67%
OTHER SECURITIES		7,972,628	0.71%
		142,834,124
Industrials - 8.23%
Deere & Company	152,916	12,607,924	1.10%
Precision Castparts Corp.	149,630	24,636,580	2.14%
The Boeing Company	226,738	16,762,740	1.46%
Union Pacific Corp.	121,026	12,635,114	1.10%
United Technologies Corp.	210,294	18,613,122	1.62%
OTHER SECURITIES		9,400,370	0.81%
		94,655,850
Information Technology - 33.13%
Apple, Inc. (I)	147,528	49,520,724	4.30%
Baidu, Inc., ADR (I)	161,569	22,640,664	1.97%
Cognizant Technology
Solutions Corp., Class A (I)	133,174	9,766,981	0.85%
EMC Corp. (I)	1,008,031	27,771,254	2.41%
Google, Inc., Class A (I)	52,717	26,694,834	2.32%
International
Business Machines Corp.	164,501	28,220,147	2.45%
Juniper Networks, Inc. (I)	583,787	18,389,291	1.60%
MasterCard, Inc., Class A	82,528	24,868,988	2.16%
NetApp, Inc. (I)	286,383	15,115,295	1.31%
Oracle Corp.	989,836	32,575,503	2.83%
Qualcomm, Inc.	317,961	18,057,005	1.57%
Red Hat, Inc. (I)	301,600	13,843,440	1.20%
Salesforce.com, Inc. (I)	154,197	22,972,269	2.00%
VMware, Inc., Class A (I)	206,400	20,687,472	1.80%
OTHER SECURITIES		50,161,655	4.36%
		381,285,522
Materials - 3.56%
E.I. du Pont de Nemours & Company	302,701	16,360,989	1.42%
Monsanto Company	339,025	24,592,874	2.14%
		40,953,863
Telecommunication Services - 1.34%
American Tower Corp., Class A (I)	295,880	15,483,401	1.34%
TOTAL COMMON STOCKS (Cost $861,602,247)		$1,136,878,853

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SECURITIES LENDING COLLATERAL - 6.54%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	7,516,237	$75,221,749	6.54%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $75,221,156)		$75,221,749
Total Investments (Capital Appreciation Trust)
(Cost $936,823,403) - 105.34%		$1,212,100,602	105.34%
Other Assets And Liabilities, Net - (5.34%)		(61,432,796)	(5.34)%
TOTAL NET ASSETS - 100.00%		$1,150,667,806	100.00%

Capital Appreciation Value Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

COMMON STOCKS - 72.04%
Consumer Discretionary - 8.76%
Carnival Corp. (L)	126,100	$4,745,143	1.38%
Dollar General Corp. (I)(L)	119,300	4,043,077	1.17%
Kohl’s Corp.	106,000	5,301,060	1.54%
McDonald’s Corp.	35,000	2,951,200	0.86%
O’Reilly Automotive, Inc. (I)	54,800	3,589,948	1.04%
Time Warner, Inc. (L)	181,500	6,601,155	1.92%
OTHER SECURITIES		2,942,330	0.85%
		30,173,913
Consumer Staples - 10.88%
Colgate-Palmolive Company	30,900	2,700,969	0.78%
General Mills, Inc.	236,500	8,802,530	2.55%
Kellogg Company	68,100	3,767,292	1.09%
PepsiCo, Inc.	183,900	12,952,077	3.76%
The Procter & Gamble Company	127,137	8,082,099	2.35%
OTHER SECURITIES		1,188,506	0.35%
		37,493,473
Energy - 8.20%
Canadian Natural Resources, Ltd.	102,700	4,299,022	1.25%
Devon Energy Corp.	42,500	3,349,425	0.97%
El Paso Corp.	101,000	2,040,200	0.59%
EOG Resources, Inc. (L)	35,100	3,669,705	1.06%
Nexen, Inc.	299,900	6,747,750	1.96%
QEP Resources, Inc.	86,100	3,601,563	1.05%
Spectra Energy Corp. (L)	88,700	2,431,267	0.71%
Weatherford International, Ltd. (I)	112,500	2,109,375	0.61%
		28,248,307
Financials - 11.45%
AON Corp.	127,100	6,520,230	1.89%
Deutsche Boerse AG	39,600	3,005,378	0.87%
Franklin Resources, Inc.	20,200	2,652,058	0.77%
JPMorgan Chase & Company	84,900	3,475,806	1.01%
U.S. Bancorp	436,400	11,132,564	3.23%
Wells Fargo & Company	190,100	5,334,206	1.55%
OTHER SECURITIES		7,336,453	2.13%
		39,456,695
Health Care - 8.42%
Pfizer, Inc.	559,070	11,516,842	3.34%
Thermo Fisher Scientific, Inc. (I)	197,400	12,710,586	3.69%
OTHER SECURITIES		4,793,364	1.39%
		29,020,792
Industrials - 9.66%
Cooper Industries PLC (L)	55,200	3,293,784	0.96%
Danaher Corp.	221,800	11,753,182	3.41%
Emerson Electric Company	43,200	$2,430,000	0.71%
Illinois Tool Works, Inc.	56,400	3,186,036	0.92%
Mitsubishi Corp.	175,300	4,392,131	1.27%
United Technologies Corp.	92,900	8,222,579	2.39%
		33,277,712
Information Technology - 11.21%
Accenture PLC, Class A	48,600	2,936,412	0.85%
Apple, Inc. (I)	7,600	2,551,092	0.74%
Cisco Systems, Inc.	303,600	4,739,196	1.38%
Google, Inc., Class A (I)	6,400	3,240,832	0.94%
Hewlett-Packard Company	99,700	3,629,080	1.05%
International
Business Machines Corp.	35,300	6,055,715	1.76%
Microsoft Corp.	109,800	2,854,800	0.83%
TE Connectivity, Ltd.	180,000	6,616,800	1.92%
Texas Instruments, Inc.	83,400	2,738,022	0.79%
OTHER SECURITIES		3,278,828	0.95%
		38,640,777
Materials - 1.36%
Air Products & Chemicals, Inc.	49,100	4,692,978	1.36%
Telecommunication Services - 1.79%
AT &T, Inc.	196,000	6,156,360	1.79%
Utilities - 0.31%		1,057,120	0.31%
TOTAL COMMON STOCKS (Cost $212,842,996)		$248,218,127
PREFERRED SECURITIES - 1.70%
Consumer Discretionary - 0.82%		2,841,212	0.82%
Consumer Staples - 0.13%		433,250	0.13%
Financials - 0.54%		1,866,394	0.54%
Utilities - 0.21%		719,321	0.21%
TOTAL PREFERRED SECURITIES (Cost $5,589,872)		$5,860,177
CORPORATE BONDS - 5.42%
Consumer Discretionary - 0.94%		$3,240,915	0.94%
Consumer Staples - 0.14%		495,163	0.14%
Energy - 0.99%		3,408,969	0.99%
Financials - 0.21%		739,572	0.21%
Health Care - 0.04%		141,537	0.04%
Industrials - 0.72%		2,473,264	0.72%
Information Technology - 0.25%		856,229	0.25%
Materials - 0.14%		468,732	0.14%
Telecommunication Services - 1.49%
Crown Castle International Corp.
9.000%,	$2,925,000	3,173,625	0.92%
OTHER SECURITIES		1,949,242	0.57%
		5,122,867
Utilities - 0.50%		1,731,003	0.50%
TOTAL CORPORATE BONDS (Cost $17,204,919)		$18,678,251
CONVERTIBLE BONDS - 2.33%
Consumer Discretionary - 0.68%		2,327,082	0.68%
Energy - 0.26%		911,584	0.26%
Financials - 0.39%		1,332,000	0.39%
Industrials - 0.03%		102,750	0.03%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CONVERTIBLE BONDS (continued)
Information Technology - 0.67%		$2,313,630	0.67%
Materials - 0.23%		789,609	0.23%
Telecommunication Services - 0.07%		251,614	0.07%
TOTAL CONVERTIBLE BONDS (Cost $5,867,158)		$8,028,269
TERM LOANS (M) - 9.45%
Consumer Discretionary - 6.31%
CSC Holdings LLC
1.941%, 03/29/2016	$2,557,048	2,547,725	0.74%
Dunkin’ Brands, Inc.
4.250%, 11/23/2017	7,718,595	7,701,715	2.24%
Federal-Mogul Corp.
2.128%, 12/29/2014	2,624,477	2,481,067	0.72%
Federal-Mogul Corp.
2.128%, 12/28/2015	2,329,700	2,199,119	0.64%
OTHER SECURITIES		6,816,907	1.97%
		21,746,533
Materials - 0.43%		1,474,183	0.43%
Health Care - 0.27%		917,223	0.27%
Financials - 0.66%		2,274,953	0.66%
Information Technology - 0.36%		1,235,742	0.36%
Telecommunication Services - 0.57%		1,954,739	0.57%
Consumer Staples - 0.71%		2,448,844	0.71%
Industrials - 0.14%		494,584	0.14%
TOTAL TERM LOANS (Cost $32,305,383)		$32,546,801
SECURITIES LENDING COLLATERAL - 4.52%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	1,555,032	15,562,601	4.52%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $15,562,190)		$15,562,601
SHORT-TERM INVESTMENTS - 9.26%
Repurchase Agreement - 0.58%		1,995,000	0.58%
Money Market Funds - 8.68%
T. Rowe Price Prime Reserve
Fund, 0.1301% (Y)	29,929,344	29,929,344	8.68%
TOTAL SHORT-TERM
INVESTMENTS (Cost $31,924,344)		$31,924,344

Total Investments (Capital Appreciation Value Trust)
(Cost $321,296,862) - 104.72%		$360,818,570	104.72%
Other Assets And Liabilities, Net - (4.72%)		(16,274,996)	(4.72)%

TOTAL NET ASSETS - 100.00%		$344,543,574	100.00%

Core Allocation Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
INVESTMENT COMPANIES - 100.02%
Affiliated Investment Companies - 100.02%
Equity - 87.47%
John Hancock Variable
Insurance Trust (G) - 87.47%
Core Allocation Plus,
Series NAV (Wellington)	6,335,767	$72,481,169	59.95%
500 Index, Series NAV
(John Hancock) (A)(2)	1,232,615	14,138,110	11.69%
Mid Cap Index, Series NAV
(John Hancock) (A)(2)	362,545	6,964,487	5.76%
Small Cap Index, Series NAV
(John Hancock) (A)(2)	105,707	1,570,799	1.30%
International Index, Series NAV
(John Hancock) (A)(2)	578,445	10,602,893	8.77%
		105,757,458
		105,757,458
Fixed Income - 12.55%
John Hancock Variable
Insurance Trust (G) - 12.55%
Total Bond Market A,
Series NAV (Declaration) (A)	1,074,320	15,180,146	12.55%
		120,937,604
TOTAL INVESTMENT
COMPANIES (Cost $111,082,271)		$120,937,604
Total Investments (Core Allocation Trust)
(Cost $111,082,271) - 100.02%		$120,937,604	100.02%
Other Assets And Liabilities, Net - (0.02%)		(28,675)	(0.02)%
TOTAL NET ASSETS - 100.00%		$120,908,929	100.00%

Core Allocation Plus Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 55.69%
Consumer Discretionary - 8.34%
Amazon.com, Inc. (I)	7,530	$1,539,810	0.57%
Coach, Inc.	15,350	981,326	0.37%
DIRECTV, Class A (I)	15,330	779,071	0.29%
DreamWorks
Animation SKG, Inc. (I)(L)	44,900	902,490	0.34%
Lumber
Liquidators Holdings, Inc. (I)(L)	29,310	744,474	0.28%
Netflix, Inc. (I)(L)	3,300	866,877	0.32%
Wynn Resorts, Ltd. (L)	6,900	990,426	0.37%
OTHER SECURITIES		15,581,984	5.80%
		22,386,458
Consumer Staples - 3.83%
Green Mountain
Coffee Roasters, Inc. (I)(L)	18,795	1,677,642	0.63%
Wal-Mart Stores, Inc.	21,260	1,129,756	0.42%
OTHER SECURITIES		7,482,541	2.78%
		10,289,939
Energy - 5.26%
Chevron Corp.	16,270	1,673,207	0.62%
ConocoPhillips	15,030	1,130,106	0.42%
Exxon Mobil Corp.	33,275	2,707,920	1.01%
Inpex Corp.	110	812,100	0.30%
OTHER SECURITIES		7,783,791	2.91%
		14,107,124

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust (Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

		Shares or		% of
		Principal		Net
		Amount	Value	Assets
COMMON STOCKS (continued)
Financials - 6.95%
Banco Santander Brasil SA, ADR		64,600	$756,466	0.28%
JPMorgan Chase & Company		45,480	1,861,951	0.69%
Resolution, Ltd.		158,398	747,445	0.28%
UBS AG (Swiss Exchange) (I)		46,900	855,226	0.32%
Wells Fargo & Company		61,700	1,731,302	0.65%
OTHER SECURITIES			12,693,736	4.73%
			18,646,126
Health Care - 6.70%
Abbott Laboratories		17,030	896,119	0.33%
Amgen, Inc. (I)		16,760	977,946	0.36%
Biogen Idec, Inc. (I)		7,940	848,945	0.32%
Eli Lilly & Company		28,480	1,068,854	0.40%
Merck & Company, Inc.		25,210	889,661	0.33%
Pfizer, Inc.		58,455	1,204,173	0.45%
UnitedHealth Group, Inc.		23,100	1,191,498	0.44%
OTHER SECURITIES			10,898,189	4.07%
			17,975,385
Industrials - 7.19%
Caterpillar, Inc.		8,910	948,559	0.35%
General Electric Company		50,580	953,939	0.36%
Northrop Grumman Corp.		15,720	1,090,182	0.41%
OTHER SECURITIES			16,302,296	6.07%
			19,294,976
Information Technology - 11.75%
Apple, Inc. (I)		9,660	3,242,572	1.21%
Comverse Technology, Inc. (I)		203,700	1,578,675	0.59%
Dena Company, Ltd.		18,600	802,165	0.30%
eBay, Inc. (I)		33,830	1,091,694	0.41%
Intel Corp.		53,600	1,187,776	0.44%
International
Business Machines Corp.		6,710	1,151,101	0.43%
Microsoft Corp.		62,700	1,630,200	0.61%
Oracle Corp.		36,330	1,195,620	0.45%
OTHER SECURITIES			19,651,788	7.31%
			31,531,591
Materials - 2.48%			6,653,211	2.48%
Telecommunication Services - 1.84%
AT&T, Inc.		37,060	1,164,055	0.43%
Deutsche Telekom AG		48,267	757,072	0.28%
Verizon Communications, Inc.		30,530	1,136,632	0.42%
OTHER SECURITIES			1,880,860	0.71%
			4,938,619
Utilities - 1.35%			3,614,712	1.35%
TOTAL COMMON STOCKS (Cost $135,127,034)			$149,438,141

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 10.31%
U.S. Treasury Bonds - 1.46%
4.250%, 05/15/2039 (F)		$950,000	$931,891	0.35%
8.750%, 05/15/2017		800,000	1,097,562	0.41%
OTHER SECURITIES			1,897,063	0.70%
			3,926,516
U.S. Treasury Notes - 4.73%
0.625%, 02/28/2013		2,325,000	2,333,719	0.87%
0.750%, 12/15/2013		1,850,000	1,855,637	0.69%
2.500%, 04/30/2015		2,400,000	2,516,062	0.94%
3.125%, 08/31/2013		3,075,000	3,247,729	1.21%
3.625%, 02/15/2021 (L)		1,375,000	1,432,578	0.53%
4.500%, 11/30/2011		710,000	722,980	0.27%
OTHER SECURITIES	$		$580,750	0.22%
			12,689,455
Federal Home Loan Mortgage Corp. - 0.35%			923,946	0.35%
Federal National Mortgage Association - 2.47%
3.500%, TBA		4,700,000	4,488,607	1.67%
5.500%, TBA		1,000,000	1,081,148	0.40%
OTHER SECURITIES			1,065,874	0.40%
			6,635,629
Government National Mortgage Association - 1.30%
4.000%, TBA		3,000,000	3,053,226	1.14%
OTHER SECURITIES			429,935	0.16%
			3,483,161
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $27,570,938)			$27,658,707

FOREIGN GOVERNMENT
OBLIGATIONS - 0.26%
Brazil - 0.21%			579,725	0.21%
Qatar - 0.05%			125,700	0.05%
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $628,964)			$705,425

CORPORATE BONDS - 14.31%
Consumer Discretionary - 1.75%			4,701,689	1.75%
Consumer Staples - 1.44%			3,868,349	1.44%
Energy - 1.08%			2,893,800	1.08%
Financials - 6.04%			16,204,672	6.04%
Health Care - 0.73%			1,972,504	0.73%
Industrials - 0.52%			1,385,868	0.52%
Information Technology - 0.10%			258,244	0.10%
Materials - 0.43%			1,151,583	0.43%
Telecommunication Services - 0.95%			2,547,003	0.95%
Utilities - 1.27%			3,415,746	1.27%
TOTAL CORPORATE BONDS (Cost $35,972,260)			$38,399,458
MUNICIPAL BONDS - 0.92%
California - 0.32%			857,789	0.32%
Illinois - 0.29%			790,827	0.29%
Maryland - 0.02%			42,365	0.02%
Massachusetts - 0.05%			127,412	0.05%
Missouri - 0.05%			122,315	0.05%
New Jersey - 0.04%			121,567	0.04%
New York - 0.09%			252,809	0.09%
Texas - 0.06%			169,516	0.06%
TOTAL MUNICIPAL BONDS (Cost $2,331,345)			$2,484,600

CAPITAL PREFERRED SECURITIES - 0.06%
Financials - 0.06%			152,965	0.06%
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $140,091)			$152,965

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
Collateralized Mortgage
Obligations 2.80%		$7,506,338	2.80%

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $6,764,897)		$7,506,338

Asset Backed Securities 0.24%		639,413	0.24%

TOTAL ASSET BACKED
SECURITIES (Cost $616,572)		$639,413

Investment Companies 0.08%		224,349	0.08%

TOTAL INVESTMENT COMPANIES (Cost $223,774)		$224,349

SECURITIES LENDING COLLATERAL - 5.98%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	1,603,901	16,051,678	5.98%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $16,051,454)		$16,051,678

SHORT-TERM INVESTMENTS - 17.74%
Repurchase Agreement - 17.74%
Barclays Capital Tri-Party Repurchase Agreement dated 06/30/2011 at 0.030% to be repurchased at $47,600,040 on 07/01/2011, collateralized by$48,547,746 Federal Home Loan Mortgage Corp., 4.400% due 05/06/2013 (valued at$48,552,279 including interest)	$47,600,000	$47,600,000	17.74%
TOTAL SHORT-TERM
INVESTMENTS (Cost $47,600,000)		$47,600,000
Total Investments (Core Allocation Plus Trust)
(Cost $273,027,329) - 108.39%		$290,861,074	108.39%
Other Assets And Liabilities, Net - (8.39%)		(22,521,566)	(8.39)%
TOTAL NET ASSETS - 100.00%		$268,339,508	100.00%

Core Disciplined Diversification Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
INVESTMENT COMPANIES - 100.02%
Affiliated Investment Companies - 100.02%
Equity - 88.10%
John Hancock Variable
Insurance Trust (G) - 88.10%
500 Index, Series NAV
(John Hancock) (A)(2)	2,198,590	$25,217,815	12.53%
Mid Cap Index, Series NAV
(John Hancock) (A)(2)	176,925	3,398,722	1.69%
Small Cap Index, Series NAV
(John Hancock) (A)(2)	252,825	3,756,985	1.87%
International Index, Series NAV
(John Hancock) (A)(2)	1,335,813	24,485,460	12.17%
Disciplined Diversification,
Series NAV (DFA)	9,364,512	120,427,628	59.84%
		177,286,610
Fixed Income - 11.92%
John Hancock Variable
Insurance Trust (G) - 11.92%
Total Bond Market A,
Series NAV (Declaration) (A)	1,697,283	$23,982,613	11.92%
		201,269,223
TOTAL INVESTMENT
COMPANIES (Cost $182,105,664)		$201,269,223
Total Investments (Core Disciplined Diversification
Trust) (Cost $182,105,664) - 100.02%		$201,269,223	100.02%
Other Assets And Liabilities, Net - (0.02%)		(30,363)	(0.02)%
TOTAL NET ASSETS - 100.00%		$201,238,860	100.00%

Core Diversified Growth & Income Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
INVESTMENT COMPANIES - 100.36%
Affiliated Investment Companies - 40.12%
Equity - 28.37%
John Hancock Variable
Insurance Trust (G) - 28.37%
500 Index, Series NAV
(John Hancock)		$1,002,118	23.88%
International Index, Series NAV
(John Hancock)		188,561	4.49%
		1,190,679
Fixed Income - 11.75%
John Hancock Variable
Insurance Trust (G) - 11.75%
Total Bond Market A,
Series NAV (Declaration)		493,160	11.75%
		1,683,839
Unaffiliated Investment Companies - 60.24%
Equity - 42.60%
American Growth-Income
Fund - Class 1		655,699	15.62%
American Growth Fund - Class 1		347,660	8.28%
American Blue Chip Income &
Growth Fund - Class 1		342,773	8.17%
American International
Fund - Class 1		121,260	2.89%
American Global Growth
Fund - Class 1		320,643	7.64%
Fixed Income - 17.64%
American U.S. Government
Fund - Class 1		740,568	17.64%
		2,528,603
TOTAL INVESTMENT
COMPANIES (Cost $3,897,775)		$4,212,442
Total Investments (Core Diversified Growth &
Income Trust) (Cost $3,897,775) - 100.36%		$4,212,442	100.36%
Other Assets And Liabilities, Net - (0.36%)		(15,233)	(0.36)%
TOTAL NET ASSETS - 100.00%		$4,197,209	100.00%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Fundamental Holdings Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 39.99%
Equity - 24.17%
John Hancock Variable
Insurance Trust (G) - 24.17%
500 Index, Series NAV
(John Hancock)		$54,845,226	18.89%
International Index, Series NAV
(John Hancock)		15,341,561	5.28%
		70,186,787
Fixed Income - 15.82%
John Hancock Variable
Insurance Trust (G) - 15.82%
Total Bond Market A,
Series NAV (Declaration)		45,938,850	15.82%
		116,125,637
Unaffiliated Investment Companies - 60.02%
Equity - 36.26%
American Growth-Income
Fund - Class 1		41,126,140	14.16%
American Growth Fund - Class 1		20,697,520	7.13%
American International
Fund - Class 1		22,918,637	7.89%
American Blue Chip Income &
Growth Fund - Class 1		20,551,942	7.08%
Fixed Income - 23.76%
American U.S. Government
Fund - Class 1		68,974,755	23.76%
		174,268,994
TOTAL INVESTMENT
COMPANIES (Cost $263,089,538)		$290,394,631
Total Investments (Core Fundamental Holdings
Trust) (Cost $263,089,538) - 100.01%		$290,394,631	100.01%
Other Assets And Liabilities, Net - (0.01%)		(33,299)	(0.01)%
TOTAL NET ASSETS - 100.00%		$290,361,332	100.00%

Core Global Diversification Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 40.09%
Equity - 26.29%
John Hancock Variable
Insurance Trust (G) - 26.29%
500 Index, Series NAV
(John Hancock)		$31,298,305	9.02%
International Index, Series NAV
(John Hancock)		59,914,763	17.27%
		91,213,068
Fixed Income - 13.80%
John Hancock Variable
Insurance Trust (G) - 13.80%
Total Bond Market A,
Series NAV (Declaration)		47,873,909	13.80%
		139,086,977
Unaffiliated Investment Companies - 59.92%
Equity - 39.22%
American Funds Insurance Series - 39.22%
American International
Fund - Class 1		$59,056,898	17.03%
American Global Growth
Fund - Class 1		59,947,003	17.28%
American Growth-Income
Fund - Class 1		17,032,031	4.91%
		136,035,932
Fixed Income - 20.70%
American Funds Insurance Series - 20.70%
American U.S. Government
Fund - Class 1		71,810,863	20.70%
		207,846,795
TOTAL INVESTMENT
COMPANIES (Cost $321,973,900)		$346,933,772
Total Investments (Core Global Diversification
Trust) (Cost $321,973,900) - 100.01%		$346,933,772	100.01%
Other Assets And Liabilities, Net - (0.01%)		(34,635)	(0.01)%
TOTAL NET ASSETS - 100.00%		$346,899,137	100.00%

Disciplined Diversification Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 70.14%
Consumer Discretionary - 8.77%		$32,598,789	8.77%
Consumer Staples - 6.06%
The Coca-Cola Company	15,579	1,048,311	0.28%
The Procter & Gamble Company	26,347	1,674,879	0.45%
Wal-Mart Stores, Inc.	25,259	1,342,263	0.36%
OTHER SECURITIES		18,435,202	4.97%
		22,500,655
Energy - 7.87%
Chevron Corp.	19,289	1,983,681	0.53%
ConocoPhillips	16,049	1,206,724	0.32%
Exxon Mobil Corp.	38,815	3,158,765	0.85%
Royal Dutch Shell PLC,
ADR, Class B	20,500	1,470,875	0.40%
OTHER SECURITIES		21,398,281	5.77%
		29,218,326
Financials - 12.33%
Bank of America Corp.	116,312	1,274,780	0.34%
HSBC Holdings PLC, ADR (L)	24,282	1,204,873	0.32%
JPMorgan Chase & Company	49,179	2,013,388	0.54%
Wells Fargo & Company	56,635	1,589,178	0.43%
OTHER SECURITIES		39,729,072	10.70%
		45,811,291
Health Care - 6.24%
Johnson & Johnson	21,559	1,434,105	0.39%
Merck & Company, Inc.	28,540	1,007,177	0.27%
Pfizer, Inc.	75,307	1,551,324	0.42%
OTHER SECURITIES		19,179,428	5.16%
		23,172,034

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Industrials - 9.14%
General Electric Company	84,813	$1,599,573	0.43%
OTHER SECURITIES		32,337,156	8.71%
		33,936,729
Information Technology - 8.80%
Apple, Inc. (I)	6,900	2,316,123	0.62%
Intel Corp.	50,800	1,125,728	0.30%
International
Business Machines Corp.	9,100	1,561,105	0.42%
Microsoft Corp.	58,608	1,523,808	0.41%
Oracle Corp.	31,754	1,045,024	0.28%
OTHER SECURITIES		25,108,904	6.77%
		32,680,692
Materials - 6.09%		22,612,363	6.09%
Telecommunication Services - 2.44%
AT &T, Inc.	58,644	1,842,008	0.50%
OTHER SECURITIES		7,225,630	1.94%
		9,067,638
Utilities - 2.40%		8,916,389	2.40%
TOTAL COMMON STOCKS (Cost $188,374,599)		$260,514,906

PREFERRED SECURITIES - 0.18%
Consumer Discretionary - 0.03%		127,741	0.03%
Consumer Staples - 0.04%		138,781	0.04%
Financials - 0.03%		119,454	0.03%
Industrials - 0.02%		54,675	0.02%
Information Technology - 0.00%		5,206	0.00%
Materials - 0.03%		111,467	0.03%
Telecommunication Services - 0.01%		19,895	0.01%
Utilities - 0.02%		81,665	0.02%
TOTAL PREFERRED SECURITIES (Cost $432,252)		$658,884

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 28.92%
Federal Farm Credit Bank - 4.59%
3.400%, 06/04/2018 $1,000,000		$1,037,492	0.28%
4.875%, 12/16/2015
to 01/17/2017	7,000,000	7,953,083	2.14%
5.125%, 08/25/2016	3,000,000	3,443,310	0.93%
5.220%, 05/15/2023	2,480,000	2,801,867	0.75%
5.250%, 03/06/2023	1,135,000	1,272,127	0.34%
OTHER SECURITIES		529,940	0.15%
		17,037,819
Federal Home Loan Bank - 12.01%
4.500%, 09/13/2019	1,850,000	2,015,658	0.54%
4.750%, 09/11/2015
to 12/16/2016	7,050,000	7,985,528	2.15%
4.875%, 05/17/2017	3,400,000	3,884,565	1.05%
5.000%, 12/21/2015
to 11/17/2017	7,700,000	8,812,206	2.37%
5.125%, 10/19/2016	1,750,000	2,006,492	0.54%
5.250%, 12/09/2022	1,155,000	1,299,019	0.35%
5.375%, 05/18/2016
to 09/30/2022	7,950,000	9,198,901	2.48%
5.500%, 08/13/2014	3,300,000	3,760,228	1.01%
5.625%, 06/11/2021	905,000	1,050,596	0.28%
OTHER SECURITIES		4,610,342	1.24%
		44,623,535
Federal Home Loan Mortgage Corp. - 0.17%		$634,450	0.17%
Tennessee Valley Authority - 3.06%
4.375%, 06/15/2015	$3,400,000	3,753,780	1.01%
4.500%, 04/01/2018 (I)	2,300,000	2,544,508	0.69%
5.500%, 07/18/2017	1,250,000	1,459,365	0.39%
6.250%, 12/15/2017	2,986,000	3,609,241	0.97%
		11,366,894
U.S. Treasury Bonds - 6.33%
6.000%, 02/15/2026	1,000,000	1,243,906	0.33%
6.875%, 08/15/2025	1,025,000	1,377,344	0.37%
7.500%, 11/15/2024	1,575,000	2,216,813	0.60%
8.875%, 08/15/2017	1,525,000	2,117,725	0.57%
9.250%, 02/15/2016	2,015,000	2,707,656	0.73%
10.625%, 08/15/2015 (L)	3,985,000	5,470,971	1.47%
11.250%, 02/15/2015 (L)	5,800,000	7,881,655	2.12%
OTHER SECURITIES		502,275	0.14%
		23,518,345
U.S. Treasury Notes - 2.76%
2.625%, 02/29/2016	1,750,000	1,830,253	0.49%
2.750%, 02/15/2019	1,200,000	1,210,781	0.33%
4.250%, 08/15/2014
to 11/15/2014	5,600,000	6,190,407	1.67%
OTHER SECURITIES		1,004,179	0.27%
		10,235,620
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $103,026,795)		$107,416,663
Warrants 0.00%		106	0.00%
TOTAL WARRANTS (Cost $0)		$106
Rights 0.00%		14,041	0.00%
TOTAL RIGHTS (Cost $21,446)		$14,041

SECURITIES LENDING COLLATERAL - 5.98%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	2,220,916	22,226,704	5.98%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $22,225,909)		$22,226,704

SHORT-TERM INVESTMENTS - 0.21%
Money Market Funds - 0.21%		$776,910	0.21%
TOTAL SHORT-TERM
INVESTMENTS (Cost $776,910)		$776,910
Total Investments (Disciplined Diversification Trust)
(Cost $314,857,911) - 105.43%		$391,608,214	105.43%
Other Assets And Liabilities, Net - (5.43%)		(20,155,328)	(5.43)%
TOTAL NET ASSETS - 100.00%		$371,452,886	100.00%

Emerging Markets Value Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 96.54%
Bermuda - 0.03%		$346,393	0.03%
Brazil - 10.65%
Banco Santander Brasil SA	17,919	210,116	0.02%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Brazil (continued)
Banco Santander Brasil SA, ADR	1,190,281	$13,938,191	1.29%
BM &F Bovespa SA	2,958,300	19,581,097	1.82%
BR Malls Participacoes SA	455,587	5,210,795	0.48%
Gerdau SA	191,900	1,755,891	0.16%
Gerdau SA, ADR	1,115,434	11,734,366	1.09%
Petroleo Brasileiro SA	232,142	3,904,609	0.36%
Petroleo Brasileiro SA, ADR (L)	400,246	12,279,547	1.14%
Petroleo Brasileiro SA, ADR	287,990	9,751,341	0.91%
Usinas Siderurgicas de
Minas Gerais SA	319,300	4,803,873	0.45%
OTHER SECURITIES		31,546,629	2.93%
		114,716,455
Chile - 2.26%
Empresas CMPC SA	163,341	8,716,646	0.81%
Enersis SA, ADR	371,730	8,586,963	0.80%
OTHER SECURITIES		7,011,049	0.65%
		24,314,658
China - 8.57%
Bank of China, Ltd., Class H	45,427,694	22,285,128	2.07%
Bank of Communications
Company, Ltd., Class H	6,229,888	6,005,386	0.56%
China Petroleum &
Chemical Corp., ADR (L)	119,738	12,146,223	1.13%
OTHER SECURITIES		51,817,979	4.81%
		92,254,716
Czech Republic - 0.27%		2,854,153	0.27%
Hong Kong - 5.27%
China Unicom Hong
Kong, Ltd., ADR (L)	163,911	3,322,476	0.31%
China Unicom, Ltd.	4,504,000	9,132,044	0.85%
OTHER SECURITIES		44,276,832	4.11%
		56,731,352
Hungary - 0.06%		664,536	0.06%
India - 8.78%
Hindalco Industries, Ltd.	1,340,282	5,422,187	0.50%
ICICI Bank, Ltd.	10,431	254,763	0.02%
ICICI Bank, Ltd., ADR	234,051	11,538,714	1.07%
Reliance Industries, Ltd.	12,578	252,608	0.02%
Reliance Industries, Ltd., GDR	295,052	11,872,892	1.10%
Sterlite Industries
India, Ltd., ADR (L)	377,373	5,679,464	0.53%
OTHER SECURITIES		59,530,175	5.54%
		94,550,803
Indonesia - 2.10%		22,602,098	2.10%
Israel - 0.02%		257,199	0.02%
Luxembourg - 0.01%		148,398	0.01%
Malaysia - 4.10%
AMMB Holdings BHD	3,568,362	7,699,685	0.72%
IJM Corp. BHD	2,070,980	4,425,515	0.41%
PPB Group BHD	729,200	4,160,881	0.39%
OTHER SECURITIES		27,873,614	2.58%
		44,159,695
Mexico - 6.37%
Alfa SAB de CV	418,000	6,229,748	0.58%
Cemex SAB de CV, ADR (I)(L)	1,263,420	10,865,412	1.01%
Grupo Financiero Banorte
SAB de CV	2,397,900	10,887,164	1.01%
Minera Frisco SAB
de CV, Class A1 (I)	896,189	4,295,523	0.40%
Organizacion Soriana SAB de CV	1,587,300	$4,759,799	0.44%
OTHER SECURITIES		31,548,571	2.93%
		68,586,217
Philippines - 0.53%		5,645,533	0.53%
Poland - 1.90%
Polski Koncern Naftowy Orlen SA (I)	472,808	8,926,925	0.83%
OTHER SECURITIES		11,510,208	1.07%
		20,437,133
Russia - 5.05%
Gazprom OAO, ADR	219,732	3,197,101	0.30%
Gazprom OAO, ADR
(London Exchange)	3,027,634	44,344,414	4.12%
Lukoil OAO, ADR	107,569	6,841,942	0.64%
OTHER SECURITIES		21,524	0.00%
		54,404,981
South Africa - 8.62%
ABSA Group, Ltd.	383,490	7,650,969	0.71%
Gold Fields, Ltd.	3,784	55,368	0.01%
Gold Fields, Ltd., ADR	863,100	12,592,629	1.17%
Harmony Gold Mining
Company, Ltd., ADR (L)	532,185	7,035,486	0.65%
Nedbank Group, Ltd.	282,400	6,123,765	0.57%
Sanlam, Ltd.	2,560,368	10,445,767	0.97%
Standard Bank Group, Ltd.	827,705	12,247,774	1.14%
Steinhoff
International Holdings, Ltd. (I)	1,769,103	6,021,583	0.56%
OTHER SECURITIES		30,668,231	2.84%
		92,841,572
South Korea - 14.87%
Hana Financial Group, Inc.	252,095	8,873,312	0.82%
KB Financial Group, Inc.	22,348	1,062,955	0.10%
KB Financial Group, Inc., ADR (L)	337,933	16,153,197	1.50%
LG Display Company, Ltd., ADR (L)	477,041	6,702,426	0.62%
LG Electronics, Inc.	116,453	9,089,085	0.84%
Lotte Shopping Company, Ltd.	12,948	6,187,020	0.57%
Samsung Corp.	79,429	6,128,671	0.57%
Samsung SDI Company, Ltd.	30,919	4,757,713	0.44%
Shinhan Financial Group
Company, Ltd., ADR (L)	195,168	18,726,370	1.74%
Shinhan Financial
Group Company, Ltd.	56,943	2,719,915	0.25%
SK Holdings Company, Ltd.	35,524	6,203,224	0.58%
Woori Finance
Holdings Company, Ltd.	359,277	4,714,387	0.44%
Woori Finance Holdings
Company, Ltd., ADR	100	3,951	0.00%
OTHER SECURITIES		68,790,026	6.40%
		160,112,252
Taiwan - 12.84%
AU Optronics Corp., ADR (L)	904,460	6,222,685	0.58%
China Development
Financial Holdings Corp.	12,307,809	5,012,122	0.47%
Mega Financial
Holding Company, Ltd.	10,653,000	9,338,520	0.87%
Taishin Financial
Holdings Company, Ltd. (I)	6,798,087	4,043,283	0.38%
United Microelectronics Corp. (I)	16,156,794	8,038,903	0.75%
OTHER SECURITIES		105,611,283	9.79%
		138,266,796

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Thailand - 2.00%
Bangkok Bank PCL	1,038,900	$5,347,512	0.50%
Bangkok Bank PCL (Foreign
Registered Shares)	145,000	748,572	0.07%
OTHER SECURITIES		15,421,055	1.43%
		21,517,139
Turkey - 2.24%		24,148,922	2.24%
TOTAL COMMON STOCKS (Cost $811,637,777)		$1,039,561,001

PREFERRED SECURITIES - 2.78%
Brazil - 2.77%
Petroleo Brasileiro SA	190,669	2,897,939	0.27%
Usinas Siderurgicas de
Minas Gerais SA	782,908	6,872,675	0.64%
OTHER SECURITIES		20,023,905	1.86%
		29,794,519
India - 0.00%		45,054	0.00%
Malaysia - 0.01%		136,896	0.01%
TOTAL PREFERRED
SECURITIES (Cost $26,168,567)		$29,976,469
Rights 0.01%		119,786	0.01%
TOTAL RIGHTS (Cost $0)		$119,786
Warrants 0.00%		1,130	0.00%
TOTAL WARRANTS (Cost $0)		$1,130

SECURITIES LENDING COLLATERAL - 4.05%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	4,351,719	43,551,573	4.05%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $43,550,706)		$43,551,573
SHORT-TERM INVESTMENTS - 0.19%
Money Market Funds - 0.19%		$2,011,205	0.19%
TOTAL SHORT-TERM
INVESTMENTS (Cost $2,011,205)		$2,011,205
Total Investments (Emerging Markets Value Trust)
(Cost $883,368,255) - 103.57%		$1,115,221,164	103.57%
Other Assets And Liabilities, Net - (3.57%)		(38,428,896)	(3.57)%
TOTAL NET ASSETS - 100.00%		$1,076,792,268	100.00%

Equity-Income Trust
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 95.33%
Consumer Discretionary - 13.45%
Fortune Brands, Inc.	442,500	$28,218,225	1.31%
General Motors Company (I)	195,500	5,935,380	0.28%
Home Depot, Inc.	785,900	28,465,298	1.32%
Mattel, Inc.	687,975	18,912,433	0.88%
The McGraw-Hill Companies, Inc.	544,100	22,803,231	1.06%
The Walt Disney Company	606,600	23,681,664	1.10%
Time Warner, Inc.	833,900	30,328,943	1.41%
Whirlpool Corp.	267,100	21,720,572	1.01%
OTHER SECURITIES		110,190,370	5.08%
		290,256,116
Consumer Staples - 7.55%
Avon Products, Inc.	783,700	$21,943,600	1.02%
Clorox Company (L)	335,600	22,632,864	1.05%
Kimberly-Clark Corp.	338,800	22,550,528	1.05%
PepsiCo, Inc.	310,000	21,833,300	1.01%
The Hershey Company	394,300	22,415,955	1.04%
OTHER SECURITIES		51,435,093	2.38%
		162,811,340
Energy - 13.18%
Anadarko Petroleum Corp.	310,100	23,803,276	1.10%
Chevron Corp.	571,900	58,814,196	2.73%
Exxon Mobil Corp.	591,200	48,111,856	2.23%
Murphy Oil Corp.	405,800	26,644,828	1.24%
Royal Dutch Shell PLC, ADR (L)	526,600	37,457,058	1.74%
Schlumberger, Ltd.	300,000	25,920,000	1.20%
OTHER SECURITIES		63,518,977	2.94%
		284,270,191
Financials - 19.29%
American Express Company	822,400	42,518,080	1.97%
Bank of America Corp.	2,408,293	26,394,891	1.22%
JPMorgan Chase & Company	1,338,175	54,784,885	2.54%
Legg Mason, Inc.	560,902	18,375,150	0.85%
Marsh &
McLennan Companies, Inc.	751,100	23,426,809	1.09%
The Allstate Corp.	661,200	20,186,436	0.94%
U.S. Bancorp	1,145,300	29,216,603	1.35%
Wells Fargo & Company	1,194,200	33,509,252	1.55%
OTHER SECURITIES		167,849,105	7.78%
		416,261,211
Health Care - 5.53%
Johnson & Johnson	451,700	30,047,084	1.39%
Merck & Company, Inc.	646,650	22,820,279	1.06%
Pfizer, Inc.	1,176,235	24,230,441	1.12%
OTHER SECURITIES		42,110,684	1.96%
		119,208,488
Industrials - 11.71%
3M Company	331,800	31,471,230	1.46%
General Electric Company	2,815,799	53,105,986	2.46%
Honeywell International, Inc.	435,200	25,933,568	1.20%
Illinois Tool Works, Inc.	451,300	25,493,937	1.18%
The Boeing Company	261,000	19,295,730	0.89%
United Parcel Service, Inc., Class B	298,900	21,798,777	1.01%
OTHER SECURITIES		75,487,928	3.51%
		252,587,156
Information Technology - 6.83%
Computer Sciences Corp.	542,424	20,590,415	0.95%
Harris Corp. (L)	485,800	21,890,148	1.01%
Hewlett-Packard Company	669,200	24,358,880	1.13%
Microsoft Corp.	980,225	25,485,850	1.18%
OTHER SECURITIES		55,037,829	2.56%
		147,363,122
Materials - 5.77%
International Paper Company	856,200	25,531,884	1.18%
Monsanto Company	318,900	23,133,006	1.07%
Nucor Corp. (L)	483,500	19,929,870	0.92%
OTHER SECURITIES		55,931,057	2.60%
		124,525,817
Telecommunication Services - 4.17%
AT &T, Inc.	1,287,549	40,441,914	1.87%
Verizon Communications, Inc.	488,200	18,175,686	0.84%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Equity-Income Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Telecommunication Services (continued)
OTHER SECURITIES		$31,301,372	1.46%
		89,918,972
Utilities - 7.85%
Constellation Energy Group, Inc.	557,400	21,158,904	0.98%
Entergy Corp.	346,900	23,686,332	1.10%
Exelon Corp. (L)	571,600	24,487,344	1.14%
NiSource, Inc. (L)	961,000	19,460,250	0.90%
OTHER SECURITIES		80,599,245	3.73%
		169,392,075
TOTAL COMMON STOCKS (Cost $1,711,484,801)		$2,056,594,488

PREFERRED SECURITIES - 0.71%
Consumer Discretionary - 0.71%
General Motors Company, Series B	314,450	15,326,293	0.71%
TOTAL PREFERRED
SECURITIES (Cost $15,735,070)		$15,326,293
SECURITIES LENDING COLLATERAL - 4.70%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	10,120,192	101,281,867	4.70%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $101,281,676)		$101,281,867
SHORT-TERM INVESTMENTS - 3.99%
Money Market Funds - 3.99%
T. Rowe Price Prime Reserve
Fund, 0.1301% (Y)	$79,445,394	$79,445,394	3.68%
OTHER SECURITIES		6,666,365	0.31%
		86,111,759
TOTAL SHORT-TERM
INVESTMENTS (Cost $86,111,759)		$86,111,759
Total Investments (Equity-Income Trust)
(Cost $1,914,613,306) - 104.73%		$2,259,314,407	104.73%
Other Assets And Liabilities, Net - (4.73%)		(101,937,378)	(4.73)%
TOTAL NET ASSETS - 100.00%		$2,157,377,029	100.00%

Financial Services Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 99.41%
Consumer Discretionary - 1.32%
Bed Bath & Beyond, Inc. (I)	37,300	$2,177,201	1.32%
Consumer Staples - 2.06%
CVS Caremark Corp.	90,800	3,412,264	2.06%
Energy - 5.18%
Canadian Natural Resources, Ltd.	204,790	8,572,509	5.18%
Financials - 82.61%
ACE, Ltd.	32,604	2,145,995	1.30%
American Express Company	292,228	15,108,188	9.13%
Ameriprise Financial, Inc.	40,186	2,317,928	1.40%
Banco Santander Brasil SA, ADR	43,400	508,214	0.31%
Bank of America Corp.	36,055	395,163	0.24%
Brookfield Asset
Management, Inc., Class A	200,010	6,634,332	4.01%
China Life Insurance
Company, Ltd., ADR (L)	41,770	$2,165,357	1.31%
Everest Re Group, Ltd.	57,628	4,711,089	2.85%
GAM Holding, Ltd. (I)	7,632	125,231	0.07%
ICICI Bank, Ltd., ADR	36,703	1,809,458	1.09%
Julius Baer Group, Ltd. (I)	206,432	8,520,783	5.15%
Loews Corp.	290,485	12,226,514	7.39%
Markel Corp. (I)(L)	19,934	7,910,011	4.78%
Oaktree Capital
Group LLC, Class A (I)	294,700	14,735,000	8.91%
RHJ International (I)	136,461	983,684	0.59%
SKBHC Holdings LLC	269	1,345,789	0.81%
State Bank of India, GDR	99,569	10,955,476	6.62%
T. Rowe Price Group, Inc.	12,970	782,610	0.47%
The Bank of New
York Mellon Corp.	286,426	7,338,234	4.44%
The Charles Schwab Corp.	38,902	639,938	0.39%
The First Marblehead Corp. (I)(L)	410,168	725,997	0.44%
The Goldman Sachs Group, Inc.	40,278	5,360,599	3.24%
The Progressive Corp.	313,635	6,705,516	4.05%
Transatlantic Holdings, Inc.	286,109	14,022,202	8.48%
U.S. Bancorp	29,629	755,836	0.46%
Wells Fargo & Company	275,881	7,741,222	4.68%
		136,670,366
Industrials - 4.09%
Iron Mountain, Inc. (L)	198,500	6,766,865	4.09%
Information Technology - 3.27%
Cielo SA	59,240	1,480,383	0.89%
Visa, Inc., Class A (L)	46,663	3,931,824	2.38%
		5,412,207
Materials - 0.88%
Sino-Forest Corp. (I)(L)	438,500	1,454,922	0.88%
TOTAL COMMON STOCKS (Cost $154,169,628)		$164,466,334

SECURITIES LENDING COLLATERAL - 5.12%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	846,150	8,468,184	5.12%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $8,467,744)		$8,468,184

SHORT-TERM INVESTMENTS - 0.75%
Repurchase Agreement - 0.75%
Repurchase Agreement with State
Street Corp. dated 06/30/2011 at
0.010% to be repurchased at
$1,237,000 on 07/01/2011,
collateralized by $1,150,000
Federal Home Loan
Mortgage Corp., 5.250% due
08/08/2033 (valued at $1,266,438,
including interest)	$1,237,000	$1,237,000	0.75%
TOTAL SHORT-TERM
INVESTMENTS (Cost $1,237,000)		$1,237,000
Total Investments (Financial Services Trust)
(Cost $163,874,372) - 105.28%		$174,171,518	105.28%
Other Assets And Liabilities, Net - (5.28%)		(8,738,350)	(5.28)%
TOTAL NET ASSETS - 100.00%		$165,433,168	100.00%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Franklin Templeton Founding Allocation Trust
Shares or% of	Shares or		% of
Principal	Principal		Net
Amount	Amount	Value	Assets
INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 100.01%
Equity - 66.92%
John Hancock Variable
Insurance Trust (G) - 66.92%
Global, Series NAV (Franklin)		$466,479,429	33.57%
Mutual Shares,
Series NAV (Franklin)		463,530,873	33.35%
		930,010,302
		930,010,302
Fixed Income - 33.09%
John Hancock Variable
Insurance Trust (G) - 33.09%
Income, Series NAV (Franklin)		459,934,963	33.09%

		1,389,945,265
TOTAL INVESTMENT
COMPANIES (Cost $1,404,965,941)		$1,389,945,265
Total Investments (Franklin Templeton Founding
Allocation Trust) (Cost $1,404,965,941) - 100.01%		$1,389,945,265	100.01%
Other Assets And Liabilities, Net - (0.01%)		(91,488)	(0.01)%
TOTAL NET ASSETS - 100.00%		$1,389,853,777	100.00%

Fundamental All Cap Core Trust (formerly
Optimized All Cap Trust)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 97.79%
Consumer Discretionary - 20.66%
Amazon.com, Inc. (I)	420,820	$86,053,482	6.20%
Blue Nile, Inc. (I)	743,057	32,679,647	2.36%
CBS Corp., Class B	536,363	15,280,982	1.10%
Home Depot, Inc.	534,470	19,358,503	1.40%
International
Speedway Corp., Class A	521,173	14,806,525	1.07%
Lennar Corp., Class A	1,528,071	27,734,489	2.00%
Lowe’s Companies, Inc.	1,816,178	42,335,109	3.05%
Omnicom Group, Inc.	584,600	28,154,336	2.03%
Target Corp.	429,843	20,163,935	1.45%
		286,567,008
Consumer Staples - 8.10%
Clorox Company	292,555	19,729,909	1.42%
Diageo PLC, ADR	254,716	20,853,599	1.50%
PepsiCo, Inc.	208,091	14,655,849	1.06%
Philip Morris International, Inc.	220,268	14,707,294	1.06%
Safeway, Inc.	624,000	14,582,880	1.05%
Tsingtao Brewery
Company, Ltd., Series H	2,883,394	16,673,616	1.20%
OTHER SECURITIES		11,152,259	0.81%
		112,355,406
Energy - 8.64%
Apache Corp.	229,932	28,371,309	2.05%
Chevron Corp.	139,649	14,361,503	1.04%
Occidental Petroleum Corp.	211,148	21,967,838	1.58%
Schlumberger, Ltd.	260,333	22,492,771	1.62%
Ultra Petroleum Corp. (I)	713,282	32,668,316	2.35%
		119,861,737
Financials - 16.11%
AllianceBernstein Holding LP	1,311,329	$25,492,236	1.84%
American Express Company	271,830	14,053,611	1.01%
Bank of America Corp.	3,694,949	40,496,641	2.92%
JPMorgan Chase & Company	524,455	21,471,188	1.55%
Moody’s Corp.	722,766	27,718,076	2.00%
Prudential Financial, Inc.	370,635	23,568,680	1.70%
State Street Corp.	466,851	21,050,312	1.51%
T. Rowe Price Group, Inc.	250,553	15,118,368	1.09%
The Goldman Sachs Group, Inc.	259,536	34,541,646	2.49%
		223,510,758
Health Care - 12.68%
Amgen, Inc. (I)	1,087,346	63,446,638	4.57%
AMN Healthcare Services, Inc. (I)	1,673,818	13,926,166	1.00%
Amsurg Corp. (I)	739,913	19,333,927	1.39%
Medtronic, Inc.	462,793	17,831,414	1.29%
Merck & Company, Inc.	882,253	31,134,708	2.25%
Novartis AG, ADR	258,562	15,800,724	1.14%
Pfizer, Inc.	698,886	14,397,052	1.04%
		175,870,629
Industrials - 8.88%
American Science
& Engineering, Inc.	250,675	20,054,000	1.45%
Robert Half International, Inc.	1,410,437	38,124,112	2.75%
The Boeing Company	234,883	17,364,900	1.25%
United Parcel Service, Inc., Class B	255,148	18,607,944	1.34%
United Technologies Corp.	173,091	15,320,284	1.10%
OTHER SECURITIES		13,790,910	0.99%
		123,262,150
Information Technology - 20.82%
Ancestry.com, Inc. (I)	857,501	35,491,966	2.56%
Broadridge Financial Solutions, Inc.	718,985	17,305,969	1.25%
Google, Inc., Class A (I)	83,178	42,119,676	3.04%
Nintendo Company, Ltd., ADR	958,043	22,322,402	1.61%
Oracle Corp.	704,402	23,181,870	1.67%
Qualcomm, Inc.	1,393,094	79,113,808	5.70%
Tellabs, Inc.	3,153,470	14,537,497	1.05%
Visa, Inc., Class A	377,884	31,840,506	2.30%
OTHER SECURITIES		22,891,721	1.64%
		288,805,415
Materials - 1.90%
Air Products & Chemicals, Inc.	275,919	26,372,338	1.90%
TOTAL COMMON STOCKS (Cost $1,353,940,533)		$1,356,605,441

SHORT-TERM INVESTMENTS - 0.34%
Repurchase Agreement - 0.34%		$4,750,000	0.34%
TOTAL SHORT-TERM
INVESTMENTS (Cost $4,750,000)		$4,750,000
Total Investments (Fundamental All Cap Core Trust
(formerly Optimized All Cap Trust))
(Cost $1,358,690,533) - 98.13%		$1,361,355,441	98.13%
Other Assets And Liabilities, Net - 1.87%		25,888,205	1.87%
TOTAL NET ASSETS - 100.00%		$1,387,243,646	100.00%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (formerly
Optimized Value Trust)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 97.22%
Consumer Discretionary - 14.77%
Carnival Corp.	200,640	$7,550,083	3.01%
Comcast Corp., Class A	144,814	3,669,587	1.46%
Home Depot, Inc.	257,898	9,341,066	3.73%
Lennar Corp., Class A	205,650	3,732,548	1.49%
Lowe’s Companies, Inc.	234,875	5,474,936	2.19%
Omnicom Group, Inc.	77,178	3,716,892	1.48%
Target Corp.	75,508	3,542,080	1.41%
		37,027,192
Consumer Staples - 11.68%
Clorox Company	38,529	2,598,396	1.04%
Diageo PLC, ADR	117,736	9,639,046	3.84%
PepsiCo, Inc.	60,478	4,259,466	1.70%
Philip Morris International, Inc.	39,245	2,620,389	1.05%
Safeway, Inc.	171,176	4,000,383	1.60%
The Procter & Gamble Company	35,666	2,267,288	0.90%
Walgreen Company	91,731	3,894,898	1.55%
		29,279,866
Energy - 10.08%
Chevron Corp.	62,506	6,428,117	2.57%
ConocoPhillips	87,079	6,547,470	2.61%
Exxon Mobil Corp.	68,112	5,542,955	2.21%
Occidental Petroleum Corp.	64,772	6,738,879	2.69%
		25,257,421
Financials - 22.83%
Bank of America Corp.	692,936	7,594,579	3.03%
JPMorgan Chase & Company	220,680	9,034,639	3.60%
Moody’s Corp.	248,030	9,511,951	3.80%
Northern Trust Corp.	76,462	3,514,194	1.40%
Prudential Financial, Inc.	104,256	6,629,639	2.65%
State Street Corp.	111,890	5,045,120	2.01%
Stewart Information Services Corp.	323,336	3,243,060	1.29%
The Goldman Sachs Group, Inc.	19,085	2,540,023	1.01%
U.S. Bancorp	195,868	4,996,593	1.99%
Wells Fargo & Company	182,866	5,131,220	2.05%
		57,241,018
Health Care - 18.04%
Amgen, Inc. (I)	147,080	8,582,118	3.42%
Amsurg Corp. (I)	107,119	2,799,019	1.12%
Medtronic, Inc.	124,416	4,793,748	1.91%
Merck & Company, Inc.	178,691	6,306,005	2.52%
Novartis AG, ADR	111,175	6,793,904	2.71%
Pfizer, Inc.	373,844	7,701,186	3.07%
WellPoint, Inc.	104,614	8,240,445	3.29%
		45,216,425
Industrials - 9.33%
Avery Dennison Corp.	187,995	7,262,247	2.90%
Cintas Corp.	77,894	2,572,839	1.02%
FedEx Corp.	65,011	6,166,293	2.46%
General Electric Company	238,454	4,497,242	1.79%
The Boeing Company	39,245	2,901,383	1.16%
		23,400,004
Information Technology - 9.45%
Automatic Data Processing, Inc.	52,486	2,764,962	1.10%
Broadridge Financial Solutions, Inc.	119,547	2,877,496	1.15%
Dell, Inc. (I)	152,687	2,545,292	1.02%
Nintendo Company, Ltd., ADR	91,970	2,142,901	0.85%
Oracle Corp.	120,837	3,976,746	1.59%
Qualcomm, Inc.	130,261	7,397,522	2.95%
Information Technology (continued)
Tellabs, Inc.	430,625	$1,985,181	0.79%
	23,690,100
Utilities - 1.04%
Entergy Corp.	38,291	2,614,510	1.04%
TOTAL COMMON STOCKS (Cost $236,267,118)		$243,726,536

SHORT-TERM INVESTMENTS - 4.84%
Repurchase Agreement - 0.45%
Repurchase Agreement with State
Street Corp. dated 06/30/2011 at
0.010% to be repurchased at
$1,122,000 on 07/01/2011,
collateralized by $1,130,000
U.S. Treasury Notes, 1.375% due
03/15/2012 (valued at $1,145,538,
including interest)	$1,122,000	$1,122,000	0.45%
Time Deposits - 4.39%
Royal Bank of Canada, 0.020% *	11,000,000	11,000,000	4.39%
TOTAL SHORT-TERM
INVESTMENTS (Cost $12,122,000)		$12,122,000
Total Investments (Fundamental Large Cap
Value Trust (formerly Optimized Value Trust))
(Cost $248,389,118) - 102.06%		$255,848,536	102.06%
Other Assets And Liabilities, Net - (2.06%)		(5,166,840)	(2.06)%
TOTAL NET ASSETS - 100.00%		$250,681,696	100.00%

Fundamental Value Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 95.64%
Consumer Discretionary - 5.76%
Bed Bath & Beyond, Inc. (I)	620,520	$36,219,752	2.10%
CarMax, Inc. (I)(L)	308,868	10,214,265	0.59%
Harley-Davidson, Inc. (L)	496,458	20,339,884	1.18%
OTHER SECURITIES		32,549,735	1.89%
		99,323,636
Consumer Staples - 16.09%
Costco Wholesale Corp.	1,071,304	87,032,737	5.05%
CVS Caremark Corp.	1,853,616	69,658,889	4.04%
Diageo PLC, ADR	298,402	24,430,172	1.42%
Heineken Holding NV	444,555	22,749,279	1.32%
Kraft Foods, Inc., Class A	402,400	14,176,552	0.82%
Philip Morris International, Inc.	302,237	20,180,364	1.17%
The Coca-Cola Company	341,280	22,964,731	1.33%
OTHER SECURITIES		16,183,330	0.94%
		277,376,054
Energy - 15.00%
Canadian Natural Resources, Ltd.	1,126,710	47,164,081	2.74%
China Coal Energy
Company, Series H	8,825,500	11,964,135	0.69%
Devon Energy Corp.	651,161	51,317,998	2.98%
EOG Resources, Inc. (L)	641,033	67,020,000	3.89%
Occidental Petroleum Corp.	530,630	55,206,745	3.20%
Transocean, Ltd.	195,672	12,632,584	0.73%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Fundamental Value Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Energy (continued)
OTHER SECURITIES		$13,387,529	0.77%
		258,693,072
Financials - 28.22%
American Express Company	1,659,310	85,786,327	4.98%
Ameriprise Financial, Inc.	306,437	17,675,286	1.03%
Berkshire
Hathaway, Inc. Class A (I)(L)	200	23,221,000	1.35%
Brookfield Asset
Management, Inc., Class A	416,380	13,811,325	0.80%
Fairfax Financial Holdings, Ltd.	18,200	7,300,748	0.42%
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	8,800	3,522,007	0.20%
Hang Lung Group, Ltd.	2,205,100	14,082,850	0.82%
Julius Baer Group, Ltd. (I)	851,600	35,151,038	2.04%
Loews Corp.	1,374,727	57,862,259	3.36%
The Bank of New
York Mellon Corp.	2,382,702	61,044,825	3.54%
The Progressive Corp.	2,167,084	46,332,256	2.69%
Transatlantic Holdings, Inc.	364,629	17,870,467	1.04%
Wells Fargo & Company	2,676,126	75,092,096	4.35%
OTHER SECURITIES		27,854,733	1.60%
		486,607,217
Health Care - 12.05%
Baxter International, Inc.	215,100	12,839,319	0.74%
Becton, Dickinson & Company (L)	226,700	19,534,739	1.13%
Express Scripts, Inc. (I)	585,788	31,620,836	1.83%
Johnson & Johnson	704,420	46,858,018	2.72%
Merck & Company, Inc.	1,522,239	53,719,814	3.12%
Pfizer, Inc.	840,766	17,319,780	1.00%
Roche Holdings AG	103,400	17,298,720	1.00%
OTHER SECURITIES		8,634,012	0.51%
		207,825,238
Industrials - 5.61%
China Merchants Holdings
International Company, Ltd.	5,278,056	20,525,724	1.19%
Iron Mountain, Inc. (L)	1,183,391	40,341,799	2.34%
Kuehne & Nagel International AG	118,956	18,054,730	1.05%
Lockheed Martin Corp. (L)	160,400	12,987,588	0.75%
OTHER SECURITIES		4,923,034	0.28%
		96,832,875
Information Technology - 6.05%
Google, Inc., Class A (I)	66,890	33,871,758	1.96%
Hewlett-Packard Company	318,546	11,595,074	0.67%
Microsoft Corp.	488,554	12,702,404	0.74%
Texas Instruments, Inc.	823,110	27,022,701	1.57%
OTHER SECURITIES		19,184,685	1.11%
		104,376,622
Materials - 6.57%
BHP Billiton PLC	317,520	12,445,346	0.72%
Martin Marietta Materials, Inc. (L)	155,951	12,471,401	0.72%
Monsanto Company	263,060	19,082,372	1.11%
Rio Tinto PLC (I)	172,534	12,458,567	0.72%
Sealed Air Corp.	1,442,975	34,328,375	1.99%
OTHER SECURITIES		22,447,030	1.31%
		113,233,091
Telecommunication Services - 0.29%		4,960,192	0.29%
TOTAL COMMON STOCKS (Cost $1,372,464,661)		$1,649,227,997
CONVERTIBLE BONDS - 0.09%
Materials - 0.09%		$1,524,727	0.09%
TOTAL CONVERTIBLE BONDS (Cost $3,244,100)		$1,524,727

COMMERCIAL PAPER - 3.72%
Consumer Discretionary - 1.15%
Toyota Credit de Puerto Rico Corp.,
0.050%, 07/01/2011 *	$19,770,000	19,770,000	1.15%
Financials - 2.57%
Intesa Funding LLC, 0.200%,
07/08/2011 *	44,304,000	44,302,277	2.57%
TOTAL COMMERCIAL PAPER (Cost $64,072,277)		$64,072,277

SECURITIES LENDING COLLATERAL - 6.62%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	11,412,442	114,214,576	6.62%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $114,211,907)		$114,214,576
Total Investments (Fundamental Value Trust)
(Cost $1,553,992,945) - 106.07%		$1,829,039,577	106.07%
Other Assets And Liabilities, Net - (6.07%)		(104,698,286)	(6.07)%
TOTAL NET ASSETS - 100.00%		$1,724,341,291	100.00%

Global Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 98.17%
Austria - 0.54%		$3,733,151	0.54%
Bermuda - 0.61%		4,216,586	0.61%
Brazil - 0.89%		6,181,412	0.89%
China - 0.50%		3,471,468	0.50%
France - 7.83%
Cie Generale des
Etablissements Michelin	63,044	6,165,990	0.89%
France Telecom SA (L)	338,330	7,197,407	1.04%
Sanofi	198,940	15,989,609	2.31%
Total SA	190,620	11,024,712	1.59%
OTHER SECURITIES		13,854,942	2.00%
		54,232,660
Germany - 5.18%
Muenchener Rueckversicherungs AG	42,740	6,524,911	0.94%
SAP AG	117,890	7,130,236	1.03%
Siemens AG	76,060	10,443,408	1.51%
OTHER SECURITIES		11,825,968	1.70%
		35,924,523
Hong Kong - 1.95%		13,531,778	1.95%
India - 0.59%		4,100,774	0.59%
Ireland - 2.90%
Accenture PLC, Class A	113,635	6,865,827	0.99%
CRH PLC	190,633	4,221,433	0.61%
CRH PLC (London Exchange)	137,279	3,052,875	0.44%
OTHER SECURITIES		5,954,507	0.86%
		20,094,642
Italy - 2.10%
Eni SpA	299,420	7,098,195	1.02%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Global Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Italy (continued)
OTHER SECURITIES		$7,473,883	1.08%
		14,572,078
Japan - 4.48%
Toyota Motor Corp.	155,450	6,544,881	0.94%
OTHER SECURITIES		24,474,395	3.54%
		31,019,276
Netherlands - 5.78%
ING Groep NV (I)	919,950	11,347,857	1.64%
Koninklijke Philips Electronics NV	258,040	6,622,409	0.96%
Royal Dutch Shell PLC
(Euronext Amsterdam) (I)	97,344	3,455,679	0.50%
Royal Dutch Shell PLC, B Shares	199,440	7,119,267	1.03%
OTHER SECURITIES		11,521,242	1.65%
		40,066,454
Norway - 0.64%		4,417,948	0.64%
Russia - 0.68%		4,693,496	0.68%
Singapore - 2.85%
Singapore Telecommunications, Ltd.
(Board Lot 10)	4,169,000	10,736,578	1.55%
OTHER SECURITIES		9,016,924	1.30%
		19,753,502
South Korea - 2.57%
KB Financial Group, Inc., ADR (L)	140,908	6,735,402	0.97%
Samsung Electronics Company, Ltd.	14,230	11,060,114	1.60%
		17,795,516
Spain - 1.35%		9,355,732	1.35%
Sweden - 0.89%
Telefonaktiebolaget LM Ericsson,
B Shares	427,054	6,142,122	0.89%
Switzerland - 9.44%
Novartis AG	160,630	9,839,787	1.42%
Roche Holdings AG	57,200	9,569,505	1.38%
Swiss Re, Ltd. (I)	104,950	5,893,178	0.85%
OTHER SECURITIES		40,100,027	5.79%
		65,402,497
Taiwan - 1.20%
Taiwan Semiconductor
Manufacturing Company, Ltd.	3,279,363	8,300,316	1.20%
Turkey - 0.75%		5,179,488	0.75%
United Kingdom - 11.65%
Aviva PLC	1,242,570	8,749,075	1.26%
BP PLC	1,137,675	8,382,385	1.21%
Compass Group PLC	614,670	5,929,276	0.86%
GlaxoSmithKline PLC	540,100	11,563,900	1.67%
HSBC Holdings PLC	610,662	6,073,156	0.88%
Kingfisher PLC	1,640,530	7,035,710	1.02%
Tesco PLC	890,920	5,753,992	0.83%
Vodafone Group PLC	5,662,220	15,048,096	2.17%
OTHER SECURITIES		12,153,273	1.75%
		80,688,863
United States - 32.80%
American Express Company	129,990	6,720,483	0.97%
Amgen, Inc. (I)	272,420	15,895,707	2.29%
Baker Hughes, Inc.	97,160	7,049,930	1.02%
Chevron Corp.	64,000	6,581,760	0.95%
Cisco Systems, Inc.	420,910	6,570,405	0.95%
Comcast Corp., Special Class A	558,000	13,520,340	1.95%
CVS Caremark Corp.	203,110	7,632,874	1.10%
General Electric Company	407,240	$7,680,546	1.11%
Medtronic, Inc.	164,650	6,343,965	0.92%
Merck & Company, Inc.	217,350	7,670,282	1.11%
Microsoft Corp.	590,310	15,348,060	2.22%
News Corp., Class A	741,490	13,124,373	1.89%
Oracle Corp.	315,550	10,384,751	1.50%
Pfizer, Inc.	651,450	13,419,870	1.94%
Quest Diagnostics, Inc.	99,590	5,885,769	0.85%
Sprint Nextel Corp. (I)	1,123,890	6,057,767	0.87%
Time Warner Cable, Inc.	76,882	5,999,871	0.87%
United Parcel Service, Inc., Class B	113,280	8,261,510	1.19%
Viacom, Inc., Class B	109,500	5,584,502	0.81%
OTHER SECURITIES		57,485,902	8.29%
		227,218,667
TOTAL COMMON STOCKS (Cost $685,879,434)		$680,092,949

SECURITIES LENDING COLLATERAL - 3.11%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	2,150,634	21,523,332	3.11%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $21,522,767)		$21,523,332
SHORT-TERM INVESTMENTS - 1.38%
Time Deposits - 1.38%
Bank of Montreal, 0.040% *	$9,600,000	$9,600,000	1.38%
TOTAL SHORT-TERM
INVESTMENTS (Cost $9,600,000)		$9,600,000
Total Investments (Global Trust)
(Cost $717,002,201) - 102.66%		$711,216,281	102.66%
Other Assets And Liabilities, Net - (2.66%)		(18,423,875)	(2.66)%
TOTAL NET ASSETS - 100.00%		$692,792,406	100.00%

Growth Equity Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 98.98%
Consumer Discretionary - 14.78%
Amazon.com, Inc. (I)	65,200	$13,332,748	2.78%
Ford Motor Company (I)	450,180	6,207,982	1.30%
Marriott
International, Inc., Class A (L)	185,630	6,588,009	1.37%
NIKE, Inc., Class B (L)	86,000	7,738,280	1.61%
Polo Ralph Lauren Corp. (L)	42,410	5,623,990	1.17%
priceline.com, Inc. (I)	11,500	5,887,195	1.23%
The Walt Disney Company	134,510	5,251,270	1.10%
OTHER SECURITIES		20,181,748	4.22%
		70,811,222
Consumer Staples - 5.08%
Costco Wholesale Corp.	68,440	5,560,066	1.16%
Hansen Natural Corp. (I)	68,120	5,514,314	1.15%
The Coca-Cola Company	117,760	7,924,070	1.65%
OTHER SECURITIES		5,361,763	1.12%
		24,360,213
Energy - 10.63%
Baker Hughes, Inc.	141,540	10,270,142	2.14%
Concho Resources, Inc. (I)(L)	94,470	8,677,070	1.81%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Growth Equity Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Energy (continued)
Halliburton Company	117,720	$6,003,720	1.25%
Noble Energy, Inc.	91,510	8,202,041	1.71%
Pioneer Natural Resources Company	68,220	6,110,465	1.28%
Schlumberger, Ltd.	102,970	8,896,608	1.86%
OTHER SECURITIES		2,799,316	0.58%
		50,959,362
Financials - 4.38%
American Express Company	125,740	6,500,758	1.36%
Franklin Resources, Inc.	38,810	5,095,365	1.06%
IntercontinentalExchange, Inc. (I)	56,290	7,019,926	1.46%
OTHER SECURITIES		2,357,500	0.50%
		20,973,549
Health Care - 13.14%
Agilent Technologies, Inc. (I)	181,260	9,264,199	1.93%
Allergan, Inc.	95,210	7,926,233	1.65%
AmerisourceBergen Corp.	142,570	5,902,398	1.23%
Express Scripts, Inc. (I)	95,750	5,168,585	1.08%
Perrigo Company (L)	56,980	5,006,833	1.04%
WellPoint, Inc.	85,760	6,755,315	1.41%
OTHER SECURITIES		22,962,358	4.80%
		62,985,921
Industrials - 15.90%
AMETEK, Inc.	110,230	4,949,327	1.03%
CSX Corp.	454,450	11,915,679	2.49%
Cummins, Inc.	49,700	5,143,453	1.07%
Deere & Company	96,680	7,971,266	1.66%
Expeditors International
of Washington, Inc.	143,960	7,369,312	1.54%
Goodrich Corp.	59,870	5,717,585	1.19%
Joy Global, Inc.	72,950	6,947,758	1.45%
PACCAR, Inc. (L)	116,030	5,927,973	1.24%
Precision Castparts Corp.	66,250	10,908,063	2.28%
Rockwell Automation, Inc.	107,460	9,323,230	1.95%
		76,173,646
Information Technology - 29.28%
Apple, Inc. (I)	77,780	26,108,413	5.45%
Autodesk, Inc. (I)	132,840	5,127,624	1.07%
Broadcom Corp., Class A (I)	150,220	5,053,401	1.05%
Check Point
Software Technologies, Ltd. (I)(L)	107,950	6,136,958	1.28%
Citrix Systems, Inc. (I)	69,970	5,597,600	1.17%
Cognizant Technology
Solutions Corp., Class A (I)	81,910	6,007,279	1.25%
EMC Corp. (I)	340,390	9,377,745	1.96%
Google, Inc., Class A (I)	14,210	7,195,660	1.50%
MasterCard, Inc., Class A	32,550	9,808,617	2.05%
Oracle Corp.	409,080	13,462,823	2.81%
Polycom, Inc. (I)	79,850	5,134,355	1.07%
Qualcomm, Inc.	217,640	12,359,776	2.58%
Visa, Inc., Class A	59,880	5,045,489	1.05%
OTHER SECURITIES		23,886,135	4.99%
		140,301,875
Materials - 4.29%
E.I. du Pont de Nemours & Company	96,020	5,189,881	1.08%
FMC Corp.	57,430	4,940,129	1.03%
Potash Corp. of Saskatchewan, Inc.	102,630	5,848,884	1.22%
OTHER SECURITIES		4,574,283	0.96%

		20,553,177
Telecommunication Services - 1.50%
American Tower Corp., Class A (I)	137,330	$7,186,479	1.50%
TOTAL COMMON STOCKS (Cost $387,831,653)		$474,305,444

SECURITIES LENDING COLLATERAL - 9.89%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	4,732,072	47,358,099	9.89%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $47,358,250)		$47,358,099

SHORT-TERM INVESTMENTS - 0.98%
Repurchase Agreement - 0.98%		$4,708,000	0.98%

TOTAL SHORT-TERM
INVESTMENTS (Cost $4,708,000)		$4,708,000
Total Investments (Growth Equity Trust)
(Cost $439,897,903) - 109.85%		$526,371,543	109.85%
Other Assets And Liabilities, Net - (9.85%)		(47,193,142)	(9.85)%
TOTAL NET ASSETS - 100.00%		$479,178,401	100.00%

Health Sciences Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 98.49%
Consumer Staples - 0.81%		$1,386,561	0.81%
Health Care - 95.28%
Alexion Pharmaceuticals, Inc. (I)	191,440	9,003,423	5.24%
Alkermes, Inc. (I)	122,600	2,280,360	1.33%
AMERIGROUP Corp. (I)	38,300	2,699,001	1.57%
AmerisourceBergen Corp.	62,700	2,595,780	1.51%
Amgen, Inc. (I)	48,800	2,847,480	1.66%
Baxter International, Inc.	52,700	3,145,663	1.83%
BioMarin Pharmaceutical, Inc. (I)	67,200	1,828,512	1.06%
Catalyst Health Solutions, Inc. (I)	25,500	1,423,410	0.83%
Celgene Corp. (I)	55,866	3,369,837	1.96%
Centene Corp. (I)	47,500	1,687,675	0.98%
Cephalon, Inc. (I)	26,800	2,141,320	1.25%
Covance, Inc. (I)	34,300	2,036,391	1.18%
Covidien PLC	68,525	3,647,586	2.12%
Cubist Pharmaceuticals, Inc. (I)	31,600	1,137,284	0.66%
DaVita, Inc. (I)	15,795	1,368,005	0.80%
Dendreon Corp. (I)	40,300	1,589,432	0.92%
DENTSPLY International, Inc.	49,850	1,898,288	1.10%
Edwards Lifesciences Corp. (I)	32,000	2,789,760	1.62%
Elan Corp. PLC, ADR (I)	166,800	1,896,516	1.10%
Exelixis, Inc. (I)	159,900	1,432,704	0.83%
Express Scripts, Inc. (I)	32,300	1,743,554	1.01%
Gilead Sciences, Inc. (I)	105,996	4,389,294	2.55%
HeartWare International, Inc. (I)	16,500	1,222,320	0.71%
Henry Schein, Inc. (I)	29,300	2,097,587	1.22%
Human Genome Sciences, Inc. (I)	86,500	2,122,710	1.23%
IDEXX Laboratories, Inc. (I)	22,400	1,737,344	1.01%
Illumina, Inc. (I)	31,950	2,401,043	1.40%
Incyte Corp. (I)	192,500	3,645,950	2.12%
InterMune, Inc. (I)	45,000	1,613,250	0.94%
McKesson Corp.	38,200	3,195,430	1.86%
Merck & Company, Inc.	60,609	2,138,892	1.24%
Pharmasset, Inc. (I)	24,000	2,692,800	1.57%
Regeneron Pharmaceuticals, Inc. (I)	41,300	2,342,123	1.36%
Roche Holdings AG	9,229	1,544,003	0.90%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Health Care (continued)
Shire PLC	19,581	$611,274	0.36%
Shire PLC, ADR	7,000	659,470	0.38%
Stryker Corp.	54,100	3,175,129	1.85%
SXC Health Solutions Corp. (I)	63,000	3,711,960	2.16%
The Medicines Company (I)	146,455	2,417,972	1.41%
Thermo Fisher Scientific, Inc. (I)	22,600	1,455,214	0.85%
UnitedHealth Group, Inc.	54,000	2,785,320	1.62%
Universal Health
Services, Inc., Class B	43,550	2,244,132	1.31%
Valeant Pharmaceuticals
International, Inc.
(Toronto Exchange)	102,980	5,350,841	3.11%
Vertex Pharmaceuticals, Inc. (I)	35,604	1,851,052	1.08%
Waters Corp. (I)	16,000	1,531,840	0.89%
WellCare Health Plans, Inc. (I)	23,700	1,218,417	0.71%
WellPoint, Inc.	33,200	2,615,164	1.52%
Zimmer Holdings, Inc. (I)	30,800	1,946,560	1.13%
OTHER SECURITIES		48,509,455	28.23%
		163,788,527
Information Technology - 1.62%
Nuance Communications, Inc. (I)	58,000	1,245,260	0.72%
OTHER SECURITIES		1,530,889	0.90%
		2,776,149
Materials - 0.78%
Monsanto Company	18,600	1,349,244	0.78%
TOTAL COMMON STOCKS (Cost $134,408,747)		$169,300,481

PREFERRED SECURITIES - 0.07%
Health Care - 0.07%		113,098	0.07%
TOTAL PREFERRED SECURITIES (Cost $113,098)		$113,098

CONVERTIBLE BONDS - 0.03%
Health Care - 0.03%		$55,770	0.03%
TOTAL CONVERTIBLE BONDS (Cost $52,000)		$55,770
Warrants 0.04%		71,395	0.04%
TOTAL WARRANTS (Cost $15,104)		$71,395

SHORT-TERM INVESTMENTS - 1.59%
Money Market Funds - 1.59%
T. Rowe Price Prime Reserve
Fund, 0.1301% (Y)	$2,105,867	2,105,867	1.23%
OTHER SECURITIES		632,196	0.36%
		2,738,063
TOTAL SHORT-TERM
INVESTMENTS (Cost $2,738,063)		$2,738,063
Total Investments (Health Sciences Trust)
(Cost $137,327,012) - 100.22%		$172,278,807	100.22%
Other Assets And Liabilities, Net - (0.22%)		(377,855)	(0.22)%
TOTAL NET ASSETS - 100.00%		$171,900,952	100.00%

Heritage Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 99.33%
Consumer Discretionary - 20.58%
Auto Components - 1.06%
BorgWarner, Inc. (I)(L)	19,300	$1,559,248	1.06%
Automobiles - 0.50%		725,169	0.50%
Diversified Consumer Services - 1.02%
Weight Watchers International, Inc.	19,862	1,498,985	1.02%
Hotels, Restaurants & Leisure - 3.28%
Chipotle Mexican Grill, Inc. (I)(L)	5,900	1,818,321	1.24%
OTHER SECURITIES		2,987,294	2.04%
		4,805,615
Internet & Catalog Retail - 4.43%
Netflix, Inc. (I)(L)	17,300	4,544,537	3.10%
priceline.com, Inc. (I)	3,800	1,945,334	1.33%
		6,489,871
Media - 2.28%
Imax Corp. (I)	74,800	2,425,764	1.66%
OTHER SECURITIES		913,164	0.62%
		3,338,928
Specialty Retail - 5.68%
O’Reilly Automotive, Inc. (I)	44,500	2,915,195	1.99%
PetSmart, Inc.	39,000	1,769,430	1.21%
Ulta Salon Cosmetics
& Fragrance, Inc. (I)	23,500	1,517,630	1.04%
Williams-Sonoma, Inc.	39,300	1,434,057	0.98%
OTHER SECURITIES		675,892	0.46%
		8,312,204
Textiles, Apparel & Luxury Goods - 2.33%
Fossil, Inc. (I)	15,200	1,789,344	1.22%
Lululemon Athletica, Inc. (I)(L)	14,500	1,621,390	1.11%
		3,410,734
		30,140,754
Consumer Staples - 6.38%
Beverages - 0.75%		1,092,825	0.75%
Food & Staples Retailing - 2.90%
Costco Wholesale Corp.	17,000	1,381,080	0.94%
Whole Foods Market, Inc.	45,200	2,867,940	1.96%
		4,249,020
Food Products - 2.04%
Mead Johnson Nutrition Company	21,400	1,445,570	0.99%
OTHER SECURITIES		1,534,600	1.05%
		2,980,170
Household Products - 0.69%		1,017,554	0.69%
		9,339,569
Energy - 9.04%
Energy Equipment & Services - 4.17%
National Oilwell Varco, Inc.	49,000	3,832,290	2.62%
Oil States International, Inc. (I)	19,200	1,534,272	1.05%
OTHER SECURITIES		745,797	0.50%
		6,112,359
Oil, Gas & Consumable Fuels - 4.87%
Concho Resources, Inc. (I)	22,000	2,020,700	1.38%
Linn Energy LLC	47,600	1,859,732	1.27%
SandRidge Energy, Inc. (I)(L)	195,400	2,082,964	1.42%
OTHER SECURITIES		1,167,056	0.80%
		7,130,452
		13,242,811

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Heritage Trust (continued)
Shares or% of	Shares or		% of
Principal	Principal		Net
Amount	Amount	Value	Assets
COMMON STOCKS (continued)
Financials - 4.15%
Capital Markets - 1.77%		$2,599,063	1.77%
Consumer Finance - 0.93%
Discover Financial Services	50,700	1,356,225	0.93%
Real Estate Management & Development - 1.45%
CB Richard Ellis
Group, Inc., Class A (I)	84,700	2,126,817	1.45%
		6,082,105
Health Care - 13.99%
Biotechnology - 2.25%
Alexion Pharmaceuticals, Inc. (I)	38,800	1,824,764	1.25%
OTHER SECURITIES		1,475,126	1.00%
		3,299,890
Health Care Equipment & Supplies - 4.24%
C.R. Bard, Inc.	17,400	1,911,564	1.31%
Varian Medical Systems, Inc. (I)	24,000	1,680,480	1.15%
OTHER SECURITIES		2,615,732	1.78%
		6,207,776
Health Care Providers & Services - 1.41%
Express Scripts, Inc. (I)	24,400	1,317,112	0.90%
OTHER SECURITIES		746,226	0.51%
		2,063,338
Health Care Technology - 2.85%
SXC Health Solutions Corp. (I)	53,197	3,134,367	2.14%
OTHER SECURITIES		1,031,202	0.71%
		4,165,569
Life Sciences Tools & Services - 2.51%
Illumina, Inc. (I)(L)	22,900	1,720,935	1.18%
OTHER SECURITIES		1,958,566	1.33%
		3,679,501
Pharmaceuticals - 0.73%		1,073,994	0.73%
		20,490,068
Industrials - 16.93%
Aerospace & Defense - 3.40%
BE Aerospace, Inc. (I)	79,972	3,263,657	2.23%
TransDigm Group, Inc. (I)	18,800	1,714,372	1.17%
		4,978,029
Commercial Services & Supplies - 0.98%
Stericycle, Inc. (I)	16,100	1,434,832	0.98%
Construction & Engineering - 1.04%		1,520,248	1.04%
Electrical Equipment - 2.60%
Polypore International, Inc. (I)	19,717	1,337,601	0.91%
OTHER SECURITIES		2,473,677	1.69%
		3,811,278
Machinery - 6.04%
AGCO Corp. (I)(L)	30,000	1,480,800	1.01%
Joy Global, Inc.	20,200	1,923,848	1.31%
WABCO Holdings, Inc. (I)	26,400	1,823,184	1.24%
OTHER SECURITIES		3,613,371	2.48%
		8,841,203
Road & Rail - 1.28%		1,882,971	1.28%
Trading Companies & Distributors - 1.59%
Fastenal Company (L)	64,600	2,324,954	1.59%
		24,793,515
Information Technology - 20.81%
Communications Equipment - 2.58%
Polycom, Inc. (I)	28,000	$1,800,400	1.23%
OTHER SECURITIES		1,977,180	1.35%
		3,777,580
Computers & Peripherals - 1.79%
Apple, Inc. (I)	7,800	2,618,226	1.79%
Electronic Equipment, Instruments &
Components - 1.54%
Jabil Circuit, Inc.	75,800	1,531,160	1.05%
OTHER SECURITIES		727,100	0.49%
		2,258,260
Internet Software & Services - 1.97%
Baidu, Inc., ADR (I)	11,100	1,555,443	1.06%
OTHER SECURITIES		1,327,810	0.91%
		2,883,253
IT Services - 3.91%
Alliance Data Systems Corp. (I)(L)	17,200	1,618,004	1.10%
Cognizant Technology
Solutions Corp., Class A (I)	19,700	1,444,798	0.99%
Teradata Corp. (I)	34,000	2,046,800	1.40%
OTHER SECURITIES		620,900	0.42%
		5,730,502
Semiconductors & Semiconductor
Equipment - 3.07%
Cavium, Inc. (I)(L)	31,928	1,391,742	0.95%
Cypress Semiconductor Corp. (I)	88,545	1,871,841	1.28%
OTHER SECURITIES		1,233,733	0.84%
		4,497,316
Software - 5.95%
Citrix Systems, Inc. (I)	24,168	1,933,440	1.32%
Informatica Corp. (I)	22,300	1,302,989	0.89%
Salesforce.com, Inc. (I)	12,000	1,787,760	1.22%
OTHER SECURITIES		3,689,881	2.52%
		8,714,070
		30,479,207
Materials - 5.21%
Chemicals - 2.62%
Albemarle Corp.	38,100	2,636,520	1.80%
OTHER SECURITIES		1,197,684	0.82%
		3,834,204
Containers & Packaging - 1.72%
Crown Holdings, Inc. (I)	36,700	1,424,694	0.97%
OTHER SECURITIES		1,101,244	0.75%
		2,525,938
Metals & Mining - 0.87%		1,275,810	0.87%
		7,635,952
Telecommunication Services - 1.48%
Wireless Telecommunication Services - 1.48%		2,168,717	1.48%
		2,168,717
Utilities - 0.76%
Gas Utilities - 0.76%		1,106,560	0.76%
TOTAL COMMON STOCKS (Cost $117,630,853)		$145,479,258

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Heritage Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SECURITIES LENDING COLLATERAL - 12.43%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	1,819,491	$18,209,282	12.43%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $18,209,159)		$18,209,282
Total Investments (Heritage Trust)
(Cost $135,840,012) - 111.76%		$163,688,540	111.76%
Other Assets And Liabilities, Net - (11.76%)		(17,229,488)	(11.76)%
TOTAL NET ASSETS - 100.00%		$146,459,052	100.00%

International Core Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 96.44%
Australia - 4.77%
BHP Billiton, Ltd.	109,072	$5,155,102	0.63%
Commonwealth Bank of Australia	66,947	3,767,905	0.46%
Telstra Corp., Ltd.	1,533,967	4,763,307	0.58%
OTHER SECURITIES		25,359,119	3.10%
		39,045,433
Austria - 0.64%		5,283,634	0.64%
Belgium - 0.74%		6,058,274	0.74%
Bermuda - 0.03%		275,406	0.03%
Canada - 2.43%
Encana Corp.	166,000	5,125,699	0.63%
OTHER SECURITIES		14,781,453	1.80%
		19,907,152
Denmark - 1.28%
Novo Nordisk A/S	76,064	9,536,392	1.16%
OTHER SECURITIES		938,789	0.12%
		10,475,181
Finland - 0.87%		7,086,728	0.87%
France - 12.03%
BNP Paribas SA	72,575	5,597,381	0.68%
Sanofi	349,799	28,114,754	3.43%
Total SA	418,595	24,209,891	2.96%
Vivendi SA	189,156	5,260,157	0.64%
OTHER SECURITIES		35,335,774	4.32%
		98,517,957
Germany - 7.73%
BASF SE	113,098	11,067,805	1.35%
Bayerische Motoren Werke
(BMW) AG	50,788	5,060,841	0.62%
Daimler AG	49,739	3,743,401	0.46%
E.ON AG	393,504	11,170,781	1.36%
OTHER SECURITIES		32,236,931	3.94%
		63,279,759
Greece - 0.43%		3,497,346	0.43%
Hong Kong - 1.57%		12,853,402	1.57%
Ireland - 0.92%
CRH PLC	173,163	3,834,572	0.47%
OTHER SECURITIES		3,715,621	0.45%
		7,550,193
Israel - 0.32%		$2,587,786	0.32%
Italy - 5.79%
Enel SpA	2,232,550	14,582,555	1.78%
Eni SpA	811,342	19,234,064	2.35%
Telecom Italia SpA	1,342,800	1,868,479	0.23%
Telecom Italia SpA	1,954,365	2,274,485	0.28%
OTHER SECURITIES		9,469,575	1.15%
		47,429,158
Japan - 22.93%
Astellas Pharma, Inc.	100,026	3,867,726	0.47%
Daito Trust Construction
Company, Ltd.	60,100	5,104,159	0.62%
FANUC Corp.	22,100	3,685,211	0.45%
Hitachi, Ltd.	834,000	4,930,003	0.60%
Honda Motor Company, Ltd.	95,988	3,699,722	0.45%
JX Holdings, Inc.	1,000,500	6,756,225	0.83%
KDDI Corp.	547	3,935,721	0.48%
Komatsu, Ltd.	149,100	4,638,983	0.57%
Nippon Telegraph
& Telephone Corp.	101,200	4,920,895	0.60%
NTT DoCoMo, Inc.	2,835	5,057,478	0.62%
Resona Holdings, Inc.	894,800	4,213,815	0.51%
Sumitomo Corp.	299,800	4,086,293	0.50%
Takeda
Pharmaceutical Company, Ltd.	224,911	10,402,348	1.27%
Toyota Motor Corp.	129,600	5,456,523	0.67%
OTHER SECURITIES		117,026,405	14.29%
		187,781,507
Netherlands - 4.27%
ING Groep NV (I)	610,246	7,527,566	0.92%
Royal Dutch Shell PLC (London
Stock Exchange)	360,522	12,846,217	1.57%
Royal Dutch Shell PLC, B Shares	279,650	9,982,466	1.22%
OTHER SECURITIES		4,566,637	0.56%
		34,922,886
New Zealand - 0.46%		3,727,891	0.46%
Portugal - 0.06%		497,393	0.06%
Singapore - 2.06%		16,871,453	2.06%
Spain - 3.16%
Banco Santander SA (I)	369,644	4,265,120	0.52%
Repsol YPF SA	145,963	5,067,661	0.62%
Telefonica SA	287,488	7,030,216	0.86%
OTHER SECURITIES		9,526,420	1.16%
		25,889,417
Sweden - 2.39%		19,600,301	2.39%
Switzerland - 5.27%
Cie Financiere Richemont SA	64,324	4,212,121	0.51%
Nestle SA	137,354	8,536,449	1.04%
Novartis AG	246,365	15,091,695	1.84%
Roche Holdings AG	23,765	3,975,862	0.49%
OTHER SECURITIES		11,321,799	1.39%
		43,137,926
United Kingdom - 16.29%
AstraZeneca PLC	430,156	21,478,423	2.62%
BG Group PLC (I)	196,622	4,462,444	0.55%
BP PLC	506,946	3,735,176	0.46%
BT Group PLC	1,897,717	6,155,525	0.75%
GlaxoSmithKline PLC	1,185,665	25,385,876	3.10%
Rio Tinto PLC (I)	117,036	8,451,093	1.03%
Vodafone Group PLC	3,908,932	10,388,498	1.27%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
United Kingdom (continued)
OTHER SECURITIES		$53,296,589	6.51%
		133,353,624
TOTAL COMMON STOCKS (Cost $735,927,623)		$789,629,807

PREFERRED SECURITIES - 1.37%
Germany - 1.37%
Porsche Automobil Holding SE	53,524	4,245,626	0.52%
Volkswagen AG	27,567	5,683,629	0.69%
OTHER SECURITIES		1,281,387	0.16%
		11,210,642
TOTAL PREFERRED SECURITIES (Cost $7,530,958)		$11,210,642
Rights 0.03%		249,148	0.03%
TOTAL RIGHTS (Cost $351,636)		$249,148
SECURITIES LENDING COLLATERAL - 3.98%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	3,255,745	32,583,175	3.98%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $32,582,622)		$32,583,175

SHORT-TERM INVESTMENTS - 1.88%
Money Market Funds - 1.88%
State Street Institutional Treasury
Money Market
Fund, 0.0000% (Y)	$15,354,082	$15,354,082	1.88%
TOTAL SHORT-TERM
INVESTMENTS (Cost $15,354,082)		$15,354,082
Total Investments (International Core Trust)
(Cost $791,746,921) - 103.70%		$849,026,854	103.70%
Other Assets And Liabilities, Net - (3.70%)		(30,275,419)	(3.70)%
TOTAL NET ASSETS - 100.00%		$818,751,435	100.00%

International Growth Stock Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 92.38%
Australia - 6.59%
BHP Billiton, Ltd.	75,656	$3,575,752	1.92%
WorleyParsons, Ltd.	87,926	2,669,727	1.43%
OTHER SECURITIES		6,044,763	3.24%
		12,290,242
Belgium - 1.54%
Anheuser-Busch InBev NV	49,479	2,869,045	1.54%
Brazil - 2.32%
Banco Bradesco SA, ADR	143,993	2,950,417	1.58%
OTHER SECURITIES		1,373,697	0.74%
		4,324,114
Canada - 6.00%		11,200,161	6.00%
China - 1.48%
Industrial & Commercial Bank
of China, Ltd.	3,615,000	2,767,981	1.48%
Denmark - 1.67%
Novo Nordisk A/S	24,835	3,113,645	1.67%
France - 7.22%
BNP Paribas SA	31,774	$2,450,585	1.31%
Cap Gemini SA	37,115	2,174,560	1.17%
Danone SA	32,878	2,453,172	1.31%
OTHER SECURITIES		6,391,684	3.43%
		13,470,001
Germany - 5.58%
Adidas AG	36,620	2,904,696	1.56%
Bayerische Motoren Werke
(BMW) AG	20,924	2,085,001	1.12%
Fresenius Medical Care AG	26,415	1,974,937	1.06%
SAP AG	31,874	1,927,807	1.03%
OTHER SECURITIES		1,517,074	0.81%
		10,409,515
Hong Kong - 1.50%
Hutchison Whampoa, Ltd.	187,000	2,027,452	1.09%
OTHER SECURITIES		768,288	0.41%
		2,795,740
India - 1.20%
Infosys, Ltd., ADR	34,429	2,245,804	1.20%
Ireland - 2.31%
Shire PLC	84,977	2,652,787	1.42%
OTHER SECURITIES		1,655,684	0.89%
		4,308,471
Israel - 1.63%
Teva Pharmaceutical
Industries, Ltd., ADR	63,272	3,050,976	1.63%
Japan - 9.88%
Canon, Inc.	59,500	2,837,366	1.52%
Denso Corp.	67,400	2,502,472	1.34%
FANUC Corp.	13,300	2,217,797	1.19%
Keyence Corp.	6,600	1,871,828	1.00%
Nidec Corp.	20,700	1,932,258	1.04%
Toyota Motor Corp.	52,500	2,210,397	1.18%
Yamada Denki Company, Ltd.	39,850	3,250,864	1.74%
OTHER SECURITIES		1,617,888	0.87%
		18,440,870
Mexico - 2.97%
America Movil SAB de CV,
Series L, ADR	45,616	2,457,790	1.32%
OTHER SECURITIES		3,082,636	1.65%
		5,540,426
Netherlands - 3.76%
Royal Dutch Shell PLC, B Shares	67,034	2,392,865	1.28%
Unilever NV	57,913	1,897,233	1.02%
OTHER SECURITIES		2,716,934	1.46%
		7,007,032
Russia - 1.13%
Gazprom OAO, ADR
(London Exchange)	144,229	2,112,458	1.13%
Singapore - 2.70%
Keppel Corp., Ltd.	302,200	2,734,388	1.47%
United Overseas Bank, Ltd.	143,000	2,297,502	1.23%
		5,031,890
South Korea - 2.90%
Hyundai Mobis	9,255	3,473,108	1.86%
NHN Corp. (I)	10,973	1,946,540	1.04%
		5,419,648

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Growth Stock Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Sweden - 3.63%
Telefonaktiebolaget LM Ericsson,
B Shares	147,450	$2,120,706	1.14%
Volvo AB, Series B	123,741	2,161,882	1.16%
OTHER SECURITIES		2,486,491	1.33%
		6,769,079
Switzerland - 8.83%
ABB, Ltd. (I)	71,620	1,857,202	1.00%
Julius Baer Group, Ltd. (I)	45,079	1,860,702	1.00%
Nestle SA	54,090	3,361,653	1.80%
Novartis AG	50,368	3,085,416	1.65%
Roche Holdings AG	15,142	2,533,242	1.36%
Syngenta AG (I)	6,254	2,111,228	1.13%
OTHER SECURITIES		1,665,322	0.89%
		16,474,765
Taiwan - 2.01%
Taiwan Semiconductor
Manufacturing Company, Ltd. (I)	969,000	2,452,612	1.31%
OTHER SECURITIES		1,303,876	0.70%
		3,756,488
Turkey - 0.63%		1,183,097	0.63%
United Kingdom - 14.90%
BG Group PLC (I)	110,885	2,516,596	1.35%
British American Tobacco PLC	57,349	2,513,799	1.35%
Centrica PLC	455,489	2,363,562	1.27%
Compass Group PLC (I)	372,025	3,588,656	1.92%
Imperial Tobacco Group PLC (I)	103,696	3,447,720	1.85%
Next PLC	50,262	1,877,100	1.01%
Reed Elsevier PLC	242,802	2,208,137	1.18%
Tesco PLC	354,362	2,288,641	1.23%
OTHER SECURITIES		7,000,403	3.74%
		27,804,614
TOTAL COMMON STOCKS (Cost $157,225,133)		$172,386,062

SHORT-TERM INVESTMENTS - 7.10%
Money Market Funds - 7.10%
State Street Institutional Liquid
Reserves Fund, 0.1511% (Y)	$13,245,106	$13,245,106	7.10%
TOTAL SHORT-TERM
INVESTMENTS (Cost $13,245,106)		$13,245,106
Total Investments (International Growth Stock
Trust) (Cost $170,470,239) - 99.48%		$185,631,168	99.48%
Other Assets And Liabilities, Net - 0.52%		966,112	0.52%
TOTAL NET ASSETS - 100.00%		$186,597,280	100.00%

International Opportunities Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 97.33%
Argentina - 1.92%
MercadoLibre, Inc.	69,398	$5,506,037	1.15%
OTHER SECURITIES		3,680,859	0.77%
		9,186,896
Belgium - 1.50%
Anheuser-Busch InBev NV	123,948	7,187,138	1.50%
Brazil - 6.10%
BR Malls Participacoes SA	590,400	$6,752,725	1.41%
OGX Petroleo e
Gas Participacoes SA (I)	2,076,200	19,409,707	4.05%
OTHER SECURITIES		3,086,470	0.64%
		29,248,902
Canada - 5.13%
Canadian National
Railway Company	149,174	11,919,003	2.49%
Pacific Rubiales Energy Corp.	380,381	10,195,291	2.13%
OTHER SECURITIES		2,509,985	0.51%
		24,624,279
China - 4.39%
Baidu, Inc., ADR (I)	36,504	5,115,306	1.07%
CNOOC, Ltd.	2,249,500	5,296,363	1.11%
SINA Corp. (I)	50,280	5,234,148	1.09%
Youku.com, Inc., ADR (I)	156,907	5,389,755	1.12%
		21,035,572
Denmark - 3.18%
Novo Nordisk A/S	85,691	10,743,360	2.24%
OTHER SECURITIES		4,504,579	0.94%
		15,247,939
France - 4.93%
Pernod-Ricard SA	54,030	5,325,861	1.11%
Publicis Groupe SA	95,204	5,314,588	1.11%
Schneider Electric SA	77,779	12,994,688	2.71%
		23,635,137
Germany - 8.27%
Adidas AG	63,751	5,056,725	1.05%
BASF SE	130,636	12,784,079	2.67%
Commerzbank AG	2,246,841	9,661,657	2.02%
Siemens AG	52,184	7,165,117	1.49%
ThyssenKrupp AG	96,142	4,987,393	1.04%
		39,654,971
Hong Kong - 7.25%
China Unicom, Ltd.	4,926,000	9,987,666	2.08%
Hang Lung Properties, Ltd.	1,663,000	6,909,703	1.44%
Hong Kong Exchanges
& Clearing, Ltd.	331,734	6,988,130	1.46%
Li & Fung, Ltd.	5,424,000	10,908,887	2.27%
		34,794,386
India - 1.65%
ICICI Bank, Ltd., ADR	160,464	7,910,875	1.65%
Ireland - 0.16%		788,464	0.16%
Japan - 15.69%
Canon, Inc.	202,900	9,675,658	2.02%
Dena Company, Ltd.	148,100	6,387,129	1.33%
FANUC Corp.	51,100	8,521,009	1.78%
Honda Motor Company, Ltd.	369,100	14,226,439	2.97%
Komatsu, Ltd.	226,000	7,031,590	1.47%
Marubeni Corp.	1,309,000	8,699,854	1.81%
Sumitomo Realty &
Development Company, Ltd.	413,000	9,233,478	1.92%
Toshiba Corp.	939,000	4,969,613	1.04%
Yamada Denki Company, Ltd.	79,600	6,493,576	1.35%
		75,238,346
Luxembourg - 1.70%
Millicom International Cellular SA	78,537	8,148,214	1.70%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Opportunities Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Netherlands - 6.40%
ASML Holding NV	331,591	$12,216,651	2.55%
LyondellBasell
Industries NV, Class A	242,885	9,355,930	1.95%
Sensata
Technologies Holding NV (I)	242,694	9,137,429	1.90%
		30,710,010
Singapore - 1.99%
Genting Singapore PLC (I)	6,060,000	9,562,614	1.99%
Spain - 3.19%
CaixaBank	760,683	5,306,283	1.11%
Inditex SA	109,429	9,992,712	2.08%
		15,298,995
Switzerland - 10.92%
Julius Baer Group, Ltd. (I)	236,212	9,749,996	2.03%
Nestle SA	170,948	10,624,291	2.22%
Roche Holdings AG	59,718	9,990,764	2.09%
The Swatch Group AG, BR Shares	28,545	14,401,951	3.00%
Xstrata PLC	343,712	7,580,152	1.58%
		52,347,154
Taiwan - 1.95%
Taiwan Semiconductor
Manufacturing
Company, Ltd., ADR	740,688	9,340,076	1.95%
United Kingdom - 8.79%
ARM Holdings PLC	737,677	6,976,632	1.45%
Barclays PLC	2,431,718	10,009,457	2.09%
Rolls-Royce Holdings PLC (I)	594,329	6,152,824	1.28%
Standard Chartered PLC (I)	381,452	10,023,656	2.09%
Tullow Oil PLC	307,908	6,128,245	1.28%
OTHER SECURITIES		2,852,548	0.60%
		42,143,362
United States - 2.22%
Citigroup, Inc.	255,661	10,645,724	2.22%
TOTAL COMMON STOCKS (Cost $420,547,623)		$466,749,054

RIGHTS - 0.01%
CaixaBank (Expiration Date:
07/15/2011, Strike Price:
EUR 0.046) (I)	760,683	57,361	0.01%
TOTAL RIGHTS (Cost $57,391)		$57,361

SHORT-TERM INVESTMENTS - 3.53%
Money Market Funds - 3.53%
State Street Institutional Treasury
Money Market
Fund, 0.0000% (Y)	$16,905,787	$16,905,787	3.53%
TOTAL SHORT-TERM
INVESTMENTS (Cost $16,905,787)		$16,905,787
Total Investments (International Opportunities
Trust) (Cost $437,510,801) - 100.87%		$483,712,202	100.87%
Other Assets And Liabilities, Net - (0.87%)		(4,166,423)	(0.87)%
TOTAL NET ASSETS - 100.00%		$479,545,779	100.00%

International Small Company Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 99.41%
Australia - 8.02%
Navitas, Ltd.	65,859	$285,900	0.22%
OTHER SECURITIES		10,162,209	7.80%
		10,448,109
Austria - 0.79%		1,035,408	0.79%
Belgium - 1.34%
D’ieteren SA	4,540	310,586	0.24%
OTHER SECURITIES		1,439,508	1.10%
		1,750,094
Bermuda - 0.63%		820,244	0.63%
Canada - 11.45%
BlackPearl Resources, Inc. (I)	37,800	266,907	0.20%
HudBay Minerals, Inc.	16,400	244,865	0.19%
Imax Corp. (I)	7,214	234,794	0.18%
OTHER SECURITIES		14,180,056	10.88%
		14,926,622
Cayman Islands - 0.01%		8,096	0.01%
China - 0.09%		122,076	0.09%
Cyprus - 0.08%		105,824	0.08%
Denmark - 0.92%		1,196,031	0.92%
Finland - 2.72%
Amer Sports OYJ	22,062	366,662	0.28%
Cargotec Corp. OYJ	5,393	276,401	0.21%
Orion OYJ, Series A	4,469	115,359	0.09%
Orion OYJ, Series B	11,531	297,152	0.23%
YIT OYJ	21,015	525,394	0.40%
OTHER SECURITIES		1,962,037	1.51%
		3,543,005
France - 4.39%
Etablissements Maurel et Prom SA	12,266	300,896	0.23%
Neopost SA	3,119	267,953	0.21%
Rhodia SA	19,749	895,825	0.69%
OTHER SECURITIES		4,258,790	3.26%
		5,723,464
Germany - 5.50%
Aurubis AG	5,323	346,195	0.27%
DVB Bank AG	6,310	226,931	0.17%
Kloeckner & Company SE	11,220	337,246	0.26%
SGL Carbon AG (I)(L)	5,711	322,976	0.25%
Stada Arzneimittel AG	10,688	417,896	0.32%
Wincor Nixdorf AG	5,765	416,072	0.32%
OTHER SECURITIES		5,102,541	3.91%
		7,169,857
Gibraltar - 0.14%		178,900	0.14%
Greece - 0.96%		1,253,252	0.96%
Hong Kong - 2.64%		3,439,596	2.64%
Ireland - 0.97%
Paddy Power PLC	5,842	317,495	0.24%
OTHER SECURITIES		945,466	0.73%
		1,262,961
Israel - 0.72%		945,176	0.72%
Italy - 2.96%
Bulgari SpA	15,853	279,771	0.21%
OTHER SECURITIES		3,575,694	2.75%
		3,855,465
Japan - 21.24%		27,675,826	21.24%
Jersey, C.I. - 0.00%		2,470	0.00%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Liechtenstein - 0.14%		$186,701	0.14%
Luxembourg - 0.10%		130,670	0.10%
Malaysia - 0.03%		39,091	0.03%
Netherlands - 1.93%		2,513,880	1.93%
New Zealand - 0.71%		922,462	0.71%
Norway - 1.10%		1,428,935	1.10%
Papua New Guinea - 0.01%		15,396	0.01%
Peru - 0.09%		122,399	0.09%
Portugal - 0.38%		497,347	0.38%
Singapore - 1.34%		1,744,575	1.34%
South Africa - 0.06%		77,383	0.06%
Spain - 2.06%
Construcciones & Auxiliar
de Ferrocarriles SA (I)	394	231,962	0.18%
Ebro Foods SA	16,526	381,826	0.29%
Viscofan SA (I)	6,729	268,088	0.21%
OTHER SECURITIES		1,797,388	1.38%
		2,679,264
Sweden - 2.78%		3,622,723	2.78%
Switzerland - 5.27%
Clariant AG (I)	17,216	329,084	0.25%
Dufry Group AG (I)	1,855	233,596	0.18%
Galenica Holding AG	437	279,462	0.21%
GAM Holding, Ltd. (I)	25,978	426,263	0.33%
Georg Fischer AG (I)	952	523,444	0.40%
Temenos Group AG (I)	8,708	269,130	0.21%
OTHER SECURITIES		4,810,649	3.69%
		6,871,628
Taiwan - 0.00%		0	0.00%
United Arab Emirates - 0.16%		205,667	0.16%
United Kingdom - 17.28%
Aveva Group PLC	9,024	248,105	0.19%
Babcock International Group PLC	43,044	491,830	0.38%
Berkeley Group Holdings PLC (I)	13,633	281,842	0.22%
Chemring Group PLC	37,420	384,088	0.29%
Cookson Group PLC	33,297	359,413	0.28%
Croda International PLC (I)	12,609	381,879	0.29%
D.S. Smith PLC (I)	57,738	232,492	0.18%
Halma PLC (I)	51,425	341,957	0.26%
Hikma Pharmaceuticals PLC	18,634	227,299	0.17%
Imagination
Technologies Group PLC (I)	42,994	260,274	0.20%
Intermediate Capital Group PLC	43,942	227,493	0.17%
International Personal Finance PLC	53,398	315,309	0.24%
Melrose PLC (I)	47,765	277,521	0.21%
Misys PLC (I)	41,831	281,987	0.22%
Northumbrian Water Group PLC	41,125	274,154	0.21%
Petropavlovsk PLC	20,453	239,651	0.18%
Rotork PLC	16,023	433,597	0.33%
Spectris PLC	10,418	266,201	0.20%
Spirax-Sarco Engineering PLC	10,190	327,268	0.25%
Travis Perkins PLC (I)	18,315	290,858	0.22%
OTHER SECURITIES		16,373,717	12.59%
		22,516,935
United States - 0.40%		519,093	0.40%
TOTAL COMMON STOCKS (Cost $133,423,851)		$129,556,625
CONVERTIBLE BONDS - 0.01%
Spain - 0.01%		$7,384	0.01%
TOTAL CONVERTIBLE BONDS (Cost $32,732)		$7,384
Rights 0.02%		25,518	0.02%
TOTAL RIGHTS (Cost $81,334)		$25,518
Warrants 0.01%		14,252	0.01%
TOTAL WARRANTS (Cost $18,149)		$14,252
SECURITIES LENDING COLLATERAL - 2.60%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	$339,184	3,394,521	2.60%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,394,503)		$3,394,521

SHORT-TERM INVESTMENTS - 0.21%
Money Market Funds - 0.21%
State Street Institutional Liquid
Reserves Fund, 0.1511% (Y)	$273,069	$273,069	0.21%
TOTAL SHORT-TERM
INVESTMENTS (Cost $273,069)		$273,069
Total Investments (International Small Company
Trust) (Cost $137,223,638) - 102.26%		$133,271,369	102.26%
Other Assets And Liabilities, Net - (2.26%)		(2,946,906)	(2.26)%
TOTAL NET ASSETS - 100.00%		$130,324,463	100.00%

International Value Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 97.16%
Australia - 0.99%		$10,703,139	0.99%
Austria - 0.86%		9,374,398	0.86%
Bermuda - 0.49%		5,300,762	0.49%
Brazil - 0.40%		4,350,950	0.40%
Canada - 1.04%
Talisman Energy, Inc.	549,040	11,277,394	1.04%
China - 0.90%
China Telecom Corp., Ltd.	14,998,427	9,762,758	0.90%
OTHER SECURITIES		38,166	0.00%
		9,800,924
Denmark - 1.20%
Danske Bank A/S (I)	699,930	12,998,951	1.20%
France - 11.13%
AXA SA	1,037,191	23,548,392	2.17%
BNP Paribas SA	203,870	15,723,569	1.45%
France Telecom SA (L)	710,593	15,116,682	1.39%
Sanofi	379,483	30,500,577	2.81%
Total SA	309,686	17,911,022	1.65%
Vivendi SA	417,353	11,605,988	1.07%
OTHER SECURITIES		6,398,597	0.59%
		120,804,827
Germany - 6.95%
E.ON AG	460,890	13,083,733	1.21%
Merck KGaA	209,350	22,749,877	2.10%
Muenchener Rueckversicherungs AG	111,917	17,085,831	1.57%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Value Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Germany (continued)
Siemens AG	103,671	$14,234,533	1.31%
OTHER SECURITIES		8,289,679	0.76%
		75,443,653
Hong Kong - 0.82%		8,933,984	0.82%
India - 0.39%		4,256,253	0.39%
Ireland - 1.53%		16,672,759	1.53%
Italy - 2.16%
Autogrill SpA	746,445	9,805,072	0.90%
UniCredit SpA	6,434,770	13,610,377	1.26%
		23,415,449
Japan - 7.98%
Nintendo Company, Ltd.	63,095	11,882,101	1.09%
NKSJ Holdings, Inc.	1,805,466	11,912,194	1.10%
Nomura Holdings, Inc.	2,440,720	12,075,747	1.11%
Toyota Motor Corp.	314,130	13,225,753	1.22%
Trend Micro, Inc.	318,800	9,897,666	0.91%
OTHER SECURITIES		27,611,732	2.55%
		86,605,193
Netherlands - 8.19%
ING Groep NV (I)	3,292,760	40,617,175	3.74%
Koninklijke Philips Electronics NV	440,595	11,307,551	1.04%
Reed Elsevier NV	772,650	10,376,331	0.96%
Royal Dutch Shell PLC, B Shares	616,006	21,989,126	2.03%
OTHER SECURITIES		4,602,659	0.42%
		88,892,842
Norway - 4.19%
Statoil ASA	965,500	24,447,094	2.25%
Telenor ASA	1,285,425	21,050,919	1.94%
		45,498,013
Russia - 1.49%
Gazprom OAO, ADR	1,106,000	16,092,300	1.48%
Gazprom OAO, ADR
(London Exchange)	4,600	67,374	0.01%
		16,159,674
Singapore - 3.44%
Flextronics International, Ltd. (I)	2,141,820	13,750,484	1.27%
Singapore Telecommunications, Ltd.	9,168,000	23,604,346	2.17%
		37,354,830
South Korea - 5.87%
KB Financial Group, Inc., ADR (L)	480,203	22,953,703	2.11%
POSCO	28,144	12,224,576	1.13%
Samsung Electronics Company, Ltd.	31,988	24,862,327	2.29%
OTHER SECURITIES		3,710,116	0.34%
		63,750,722
Spain - 2.90%
Iberdrola SA	1,263,429	11,244,533	1.04%
Telefonica SA	825,806	20,194,217	1.86%
		31,438,750
Sweden - 0.87%		9,442,916	0.87%
Switzerland - 9.58%
Credit Suisse Group AG (I)	380,390	14,785,109	1.36%
Roche Holdings AG	203,662	34,072,456	3.14%
Swiss Re, Ltd. (I)	240,941	13,529,378	1.25%
UBS AG (Swiss Exchange) (I)	661,026	12,053,879	1.11%
OTHER SECURITIES		29,605,140	2.72%
		104,045,962
Taiwan - 6.01%
Compal Electronics, Inc.	12,362,334	$15,189,150	1.40%
Compal Electronics, Inc., GDR (S)	2,123	13,008	0.00%
Lite-On Technology Corp.	9,034,893	11,954,750	1.10%
Taiwan Semiconductor
Manufacturing Company, Ltd.	11,412,581	28,886,108	2.66%
OTHER SECURITIES		9,196,330	0.85%
		65,239,346
United Kingdom - 17.78%
Aviva PLC	3,676,930	25,889,678	2.38%
BP PLC	1,512,755	11,145,973	1.03%
G4S PLC	2,626,800	11,796,527	1.09%
GlaxoSmithKline PLC	1,020,294	21,845,173	2.01%
Hays PLC	7,322,723	12,105,801	1.12%
Kingfisher PLC	3,744,400	16,058,537	1.48%
Tesco PLC	3,466,240	22,386,653	2.06%
Vodafone Group PLC	11,603,068	30,836,685	2.84%
OTHER SECURITIES		40,999,613	3.77%
		193,064,640
TOTAL COMMON STOCKS (Cost $1,025,944,288)		$1,054,826,331
SECURITIES LENDING COLLATERAL - 1.90%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	2,064,410	20,660,412	1.90%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $20,660,362)		$20,660,412

SHORT-TERM INVESTMENTS - 2.28%
Time Deposits - 2.28%
Paribas Corp., 0.040% *	$24,700,000	$24,700,000	2.28%
TOTAL SHORT-TERM
INVESTMENTS (Cost $24,700,000)		$24,700,000
Total Investments (International Value Trust)
(Cost $1,071,304,650) - 101.34%		$1,100,186,743	101.34%
Other Assets And Liabilities, Net - (1.34%)		(14,501,231)	(1.34)%
TOTAL NET ASSETS - 100.00%		$1,085,685,512	100.00%

Large Cap Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 97.29%
Consumer Discretionary - 12.98%
Amazon.com, Inc. (I)	14,400	$2,944,656	1.70%
Carnival Corp.	84,801	3,191,062	1.84%
Comcast Corp., Class A	128,600	3,258,724	1.88%
GameStop Corp., Class A (I)(L)	65,600	1,749,552	1.01%
General Motors Company (I)	84,000	2,550,240	1.47%
International Game Technology (L)	104,000	1,828,320	1.05%
Time Warner, Inc.	94,900	3,451,513	1.99%
Viacom, Inc., Class B	45,300	2,310,300	1.33%
OTHER SECURITIES		1,223,040	0.71%
		22,507,407
Consumer Staples - 9.18%
Avon Products, Inc.	75,400	2,111,200	1.22%
Colgate-Palmolive Company	40,300	3,522,623	2.03%
Kraft Foods, Inc., Class A	106,100	3,737,903	2.16%
PepsiCo, Inc.	56,500	3,979,295	2.29%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Large Cap Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Consumer Staples (continued)
The Kroger Company	103,700	$2,571,760	1.48%
		15,922,781
Energy - 11.14%
Ensco International PLC, ADR	44,000	2,345,200	1.35%
EOG Resources, Inc. (L)	24,800	2,592,840	1.50%
Exxon Mobil Corp.	92,900	7,560,202	4.36%
Noble Corp. (L)	66,700	2,628,647	1.52%
Ultra Petroleum Corp. (I)(L)	54,800	2,509,840	1.45%
OTHER SECURITIES		1,689,576	0.96%
		19,326,305
Financials - 14.70%
Aflac, Inc.	43,500	2,030,580	1.17%
Citigroup, Inc.	90,550	3,770,502	2.17%
JPMorgan Chase & Company	99,800	4,085,812	2.36%
MetLife, Inc.	64,100	2,812,067	1.62%
Morgan Stanley	100,700	2,317,107	1.34%
The Goldman Sachs Group, Inc.	22,000	2,927,980	1.69%
U.S. Bancorp	91,200	2,326,512	1.34%
Wells Fargo & Company	127,922	3,589,491	2.07%
OTHER SECURITIES		1,629,012	0.94%
		25,489,063
Health Care - 15.61%
Allergan, Inc.	24,674	2,054,111	1.18%
Baxter International, Inc.	29,900	1,784,731	1.03%
Covidien PLC	35,200	1,873,696	1.08%
Johnson & Johnson	65,700	4,370,364	2.52%
Medtronic, Inc.	58,266	2,244,989	1.29%
Merck & Company, Inc.	83,600	2,950,244	1.70%
UnitedHealth Group, Inc.	57,700	2,976,166	1.72%
OTHER SECURITIES		8,806,625	5.09%
		27,060,926
Industrials - 12.65%
FedEx Corp.	24,617	2,334,922	1.35%
General Dynamics Corp.	57,100	4,255,092	2.45%
Hertz Global Holdings, Inc. (I)(L)	138,300	2,196,204	1.27%
Illinois Tool Works, Inc.	65,652	3,708,681	2.14%
Norfolk Southern Corp.	27,900	2,090,547	1.21%
PACCAR, Inc. (L)	39,650	2,025,719	1.17%
Southwest Airlines Company	187,500	2,141,250	1.23%
The Boeing Company	43,000	3,178,990	1.83%
		21,931,405
Information Technology - 15.69%
Adobe Systems, Inc. (I)	116,000	3,648,200	2.10%
Apple, Inc. (I)	16,000	5,370,720	3.10%
Cisco Systems, Inc.	159,600	2,491,356	1.44%
Hewlett-Packard Company	71,000	2,584,400	1.49%
Intersil Corp., Class A	135,600	1,742,460	1.00%
Qualcomm, Inc.	53,200	3,021,228	1.74%
Symantec Corp. (I)	144,400	2,847,568	1.64%
Visa, Inc., Class A (L)	43,500	3,665,310	2.11%
OTHER SECURITIES		1,835,286	1.07%
		27,206,528
Materials - 1.77%
Celanese Corp., Series A	38,900	2,073,759	1.20%
OTHER SECURITIES		1,001,780	0.57%
		3,075,539
Utilities - 3.57%
American Electric
Power Company, Inc.	50,357	1,897,451	1.09%
FirstEnergy Corp.	49,800	2,198,670	1.27%
NextEra Energy, Inc.	36,400	$2,091,544	1.21%
		6,187,665
TOTAL COMMON STOCKS (Cost $149,247,518)		$168,707,619
INVESTMENT COMPANIES - 1.14%
SPDR S&P 500 ETF Trust (L)	15,000	1,979,550	1.14%
TOTAL INVESTMENT
COMPANIES (Cost $1,908,813)		$1,979,550

SECURITIES LENDING COLLATERAL - 9.67%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	1,675,198	16,765,217	9.67%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $16,764,902)		$16,765,217

SHORT-TERM INVESTMENTS - 1.46%
Repurchase Agreement - 1.46%
Repurchase Agreement with State
Street Corp. dated 06/30/2011 at
0.010% to be repurchased at
$2,538,001 on 07/01/2011,
collateralized by $2,590,000
Federal Home Loan Bank,
0.330% due 07/16/2012 (valued at
$2,590,000, including interest).	$2,538,000	$2,538,000	1.46%
TOTAL SHORT-TERM
INVESTMENTS (Cost $2,538,000)		$2,538,000
Total Investments (Large Cap Trust)
(Cost $170,459,233) - 109.56%		$189,990,386	109.56%
Other Assets And Liabilities, Net - (9.56%)		(16,575,368)	(9.56)%
TOTAL NET ASSETS - 100.00%		$173,415,018	100.00%

Lifestyle Balanced PS Series

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
AFFILIATED INVESTMENT
COMPANIES - 100.01%
Equity(g) - 50.25%
John Hancock Variable
Insurance Trust (G) - 50.25%
All Cap Core, Series NAV
(QS Investors)	32	$571	0.96%
All Cap Value, Series NAV
(Lord Abbett)	57	499	0.84%
Alpha Opportunities,
Series NAV (Wellington)	88	1,425	2.38%
Blue Chip Growth, Series NAV (T.
Rowe Price)	62	1,329	2.22%
Capital Appreciation,
Series NAV (Jennison)	96	1,035	1.73%
Emerging Markets,
Series NAV (DFA)	115	1,769	2.96%
Equity-Income, Series NAV (T.
Rowe Price)	112	1,628	2.72%
Fundamental Large Cap Value,
Series NAV (John Hancock) (A)(2)	31	324	0.54%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Lifestyle Balanced PS Series (continued)
Shares or% of	Shares or		% of
Principal	Principal		Net
Amount	Amount	Value	Assets
AFFILIATED INVESTMENT
COMPANIES (continued)
John Hancock Variable
Insurance Trust (G) (continued)
Fundamental Value,
Series NAV (Davis)	97	$1,426	2.38%
Growth Equity, Series NAV (Rainier)	62	740	1.24%
Heritage, Series NAV
(American Century)	21	295	0.49%
International Core,
Series NAV (GMO)	107	1,123	1.88%
International Growth Stock,
Series NAV (Invesco)	20	295	0.49%
International Opportunities,
Series NAV (Marsico)	47	588	0.98%
International Value,
Series NAV (Franklin)	69	887	1.48%
Mid Cap Stock,
Series NAV (Wellington)	28	433	0.72%
Mid Cap Value Equity,
Series NAV (Columbia)	22	295	0.49%
Mid Value, Series NAV (T.
Rowe Price)	37	431	0.72%
Small Cap Growth,
Series NAV (Wellington)	18	204	0.34%
Small Cap Value,
Series NAV (Wellington)	13	265	0.44%
Small Company Growth,
Series NAV (Invesco)	10	174	0.29%
Small Company Value, Series NAV
(T. Rowe Price)	17	313	0.52%
Smaller Company Growth,
Series NAV
(Frontier/John
Hancock (A)(2)/Perimeter)	11	205	0.34%
Strategic Allocation Trust,
Series NAV (John Hancock) (A)(2)	988	12,023	20.10%
U.S. Equity, Series NAV (GMO)	90	1,142	1.91%
Value & Restructuring,
Series NAV (Columbia)	45	649	1.09%
Fixed Income(g) - 49.75%
John Hancock Variable
Insurance Trust (G) - 49.75%
John Hancock Trust - Bond
PS Trust, Series NAV	2,374	29,766	49.75%
TOTAL JOHN HANCOCK VARIABLE
INSURANCE TRUST (G) (Cost $29,736)		$29,766
Total Investments (Lifestyle Balanced PS Series)
(Cost $59,986) - 100.01%		$59,834	100.01%
Other Assets And Liabilities, Net - (0.01%)		(3)	(0.01)%
TOTAL NET ASSETS - 100.00%		$59,831	100.00%

Lifestyle Conservative PS Series
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
AFFILIATED INVESTMENT
COMPANIES - 100.02%
Equity(g) - 19.54%
John Hancock Variable
Insurance Trust (G) - 19.54%
Blue Chip Growth, Series NAV (T.
Rowe Price)	28	$593	2.38%
Equity-Income, Series NAV (T.
Rowe Price)	39	569	2.29%
Fundamental Value,
Series NAV (Davis)	29	421	1.69%
International Core,
Series NAV (GMO)	23	244	0.98%
International Opportunities,
Series NAV (Marsico)	14	177	0.71%
International Value,
Series NAV (Franklin)	14	181	0.73%
Mid Cap Stock,
Series NAV (Wellington)	7	108	0.43%
Mid Value, Series NAV (T.
Rowe Price)	9	110	0.44%
Small Cap Growth,
Series NAV (Wellington)	8	96	0.39%
Small Cap Value,
Series NAV (Wellington)	5	109	0.44%
Strategic Allocation Trust,
Series NAV (John Hancock) (2)(A)	160	1,947	7.82%
U.S. Equity, Series NAV (GMO)	24	310	1.24%
Fixed Income(g) - 80.48%
John Hancock Variable
Insurance Trust (G) - 80.48%
John Hancock Trust - Bond
PS Trust, Series NAV	1,600	20,036	80.48%
TOTAL FIXED INCOME (Cost $19,985)		$20,036
Total Investments (Lifestyle Conservative PS Series)
(Cost $24,988) - 100.02%		$24,901	100.02%
Other Assets And Liabilities, Net - (0.02%)		(4)	(0.02)%
TOTAL NET ASSETS - 100.00%		$24,897	100.00%

Lifestyle Growth PS Series

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
AFFILIATED INVESTMENT
COMPANIES - 100.00%
Equity(g) - 70.00%
John Hancock Variable
Insurance Trust (G) - 70.00%
All Cap Core, Series NAV
(QS Investors)	127	$2,280	0.94%
All Cap Value, Series NAV
(Lord Abbett)	298	2,620	1.08%
Alpha Opportunities,
Series NAV (Wellington)	495	8,005	3.30%
Blue Chip Growth, Series NAV (T.
Rowe Price)	336	7,229	2.98%
Capital Appreciation,
Series NAV (Jennison)	554	5,968	2.46%
Emerging Markets,
Series NAV (DFA)	620	9,558	3.94%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Lifestyle Growth PS Series (continued)
Shares or% of	Shares or		% of
Principal	Principal		Net
Amount	Amount	Value	Assets
AFFILIATED INVESTMENT
COMPANIES (continued)
John Hancock Variable
Insurance Trust (G) (continued)
Equity-Income, Series NAV (T.
Rowe Price)	697	$10,092	4.16%
Fundamental Large Cap Value,
Series NAV (John Hancock) (A)(2)	205	2,159	0.89%
Fundamental Value,
Series NAV (Davis)	546	8,005	3.30%
Growth Equity, Series NAV (Rainier)	399	4,779	1.97%
Heritage, Series NAV
(American Century)	83	1,189	0.49%
International Core,
Series NAV (GMO)	591	6,210	2.56%
International Growth Stock,
Series NAV (Invesco)	99	1,431	0.59%
International Opportunities,
Series NAV (Marsico)	306	3,833	1.58%
International Value,
Series NAV (Franklin)	391	5,022	2.07%
Mid Cap Stock,
Series NAV (Wellington)	143	2,232	0.92%
Mid Cap Value Equity,
Series NAV (Columbia)	91	1,189	0.49%
Mid Value, Series NAV (T.
Rowe Price)	190	2,232	0.92%
Small Cap Growth,
Series NAV (Wellington)	93	1,067	0.44%
Small Cap Opportunities,
Series NAV (DFA/Invesco)	66	1,383	0.57%
Small Cap Value,
Series NAV (Wellington)	59	1,189	0.49%
Small Company Growth,
Series NAV (Invesco)	53	946	0.39%
Small Company Value, Series NAV
(T. Rowe Price)	99	1,795	0.74%
Smaller Company Growth,
Series NAV
(Frontier/John
Hancock (A)(2)/Perimeter)	50	946	0.39%
Strategic Allocation Trust,
Series NAV (John Hancock) (A)(2)	5,581	67,924	28.00%
U.S. Equity, Series NAV (GMO)	584	7,423	3.06%
Value & Restructuring,
Series NAV (Columbia)	214	3,106	1.28%
Fixed Income(g) - 30.00%
John Hancock Variable
Insurance Trust (G) - 30.00%
John Hancock Trust - Bond
PS Trust, Series NAV	5,808	72,774	30.00%
TOTAL JOHN HANCOCK VARIABLE
INSURANCE TRUST (G) (Cost $72,760)		$72,774
Total Investments (Lifestyle Growth PS Series)
(Cost $243,076) - 100.00%		$242,586	100.00%
Other Assets And Liabilities, Net - 0.00%		(4)	0.00%
TOTAL NET ASSETS - 100.00%		$242,582	100.00%

Lifestyle Moderate PS Series

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
AFFILIATED INVESTMENT
COMPANIES - 100.00%
Equity(g) - 40.54%
John Hancock Variable
Insurance Trust (G) - 40.54%
All Cap Value, Series NAV
(Lord Abbett)	142	$1,253	0.86%
Alpha Opportunities,
Series NAV (Wellington)	182	2,942	2.02%
Blue Chip Growth, Series NAV (T.
Rowe Price)	188	4,059	2.79%
Capital Appreciation,
Series NAV (Jennison)	308	3,321	2.28%
Equity-Income, Series NAV (T.
Rowe Price)	310	4,493	3.08%
Fundamental Value,
Series NAV (Davis)	201	2,956	2.03%
International Core,
Series NAV (GMO)	356	3,739	2.57%
International Growth Stock,
Series NAV (Invesco)	51	742	0.51%
International Opportunities,
Series NAV (Marsico)	118	1,478	1.01%
International Value,
Series NAV (Franklin)	174	2,237	1.54%
Mid Cap Stock,
Series NAV (Wellington)	85	1,320	0.91%
Mid Value, Series NAV (T.
Rowe Price)	113	1,321	0.91%
Small Cap Growth,
Series NAV (Wellington)	38	439	0.30%
Small Cap Value,
Series NAV (Wellington)	29	587	0.40%
Small Company Growth,
Series NAV (Invesco)	21	367	0.25%
Small Company Value, Series NAV
(T. Rowe Price)	37	661	0.45%
Smaller Company Growth,
Series NAV
(Frontier/John
Hancock (A)(2)/Perimeter)	23	441	0.30%
Strategic Allocation Trust,
Series NAV (John Hancock) (A)(2)	1,940	23,607	16.21%
U.S. Equity, Series NAV (GMO)	115	1,465	1.01%
Value & Restructuring,
Series NAV (Columbia)	112	1,624	1.11%
Fixed Income(g) - 59.46%
John Hancock Variable
Insurance Trust (G) - 59.46%
John Hancock Trust - Bond
PS Trust, Series NAV	6,914	86,606
TOTAL FIXED INCOME (Cost $86,687)		$86,606
Total Investments (Lifestyle Moderate PS Series)
(Cost $144,978) - 100.00%		$145,658	100.00%
Other Assets And Liabilities, Net - 0.00%		(3)	0.00%
TOTAL NET ASSETS - 100.00%		$145,655	100.00%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 98.38%
Consumer Discretionary - 24.76%
Brunswick Corp. (L)	423,700	$8,643,480	1.02%
Coach, Inc.	139,900	8,943,807	1.05%
Domino’s Pizza UK & IRL PLC	1,563,004	10,127,369	1.19%
Express, Inc.	455,100	9,921,180	1.17%
Hanesbrands, Inc. (I)	325,000	9,278,750	1.09%
MGM Resorts International (I)(L)	613,300	8,101,693	0.95%
Netflix, Inc. (I)	35,170	9,238,807	1.09%
priceline.com, Inc. (I)	19,930	10,202,765	1.20%
Ross Stores, Inc. (L)	103,900	8,324,468	0.98%
Shutterfly, Inc. (I)	143,573	8,243,962	0.97%
Tempur-
Pedic International, Inc. (I)(L)	194,050	13,160,471	1.55%
Ulta Salon Cosmetics
& Fragrance, Inc. (I)	159,365	10,291,792	1.21%
Weight Watchers International, Inc.	159,700	12,052,559	1.42%
OTHER SECURITIES		83,868,769	9.87%
		210,399,872
Consumer Staples - 5.66%
Green Mountain
Coffee Roasters, Inc. (I)(L)	325,330	29,038,955	3.42%
Smithfield Foods, Inc. (I)	374,400	8,188,128	0.96%
OTHER SECURITIES		10,823,876	1.28%
		48,050,959
Energy - 8.82%
Cabot Oil & Gas Corp. (L)	128,930	8,549,348	1.01%
Pioneer Natural Resources Company	91,500	8,195,655	0.96%
OTHER SECURITIES		58,213,602	6.85%
		74,958,605
Financials - 1.67%
SEI Investments Company	363,000	8,171,130	0.96%
OTHER SECURITIES		5,984,584	0.71%
		14,155,714
Health Care - 13.97%
Allscripts
Healthcare Solutions, Inc. (I)(L)	466,800	9,065,256	1.07%
Catalyst Health Solutions, Inc. (I)	154,600	8,629,772	1.02%
Edwards Lifesciences Corp. (I)	199,800	17,418,564	2.05%
Gen-Probe, Inc. (I)(L)	155,200	10,732,080	1.26%
Hologic, Inc. (I)	490,800	9,899,436	1.17%
Parexel International Corp. (I)	349,630	8,237,283	0.97%
Pharmaceutical
Product Development, Inc.	314,000	8,427,760	0.99%
SXC Health Solutions Corp. (I)	161,500	9,515,580	1.12%
Waters Corp. (I)	90,100	8,626,174	1.02%
OTHER SECURITIES		28,155,376	3.30%
		118,707,281
Industrials - 14.18%
Aecom Technology Corp. (I)(L)	417,200	11,406,248	1.34%
DigitalGlobe, Inc. (I)	382,920	9,729,997	1.15%
FLS Industries A/S	112,803	9,592,838	1.13%
Localiza Rent a Car SA	475,800	8,505,956	1.00%
Owens Corning, Inc. (I)	225,500	8,422,425	0.99%
Textron, Inc.	364,400	8,603,484	1.01%
United Rentals, Inc. (I)(L)	356,700	9,060,180	1.07%
OTHER SECURITIES		55,129,229	6.49%
		120,450,357
Information Technology - 25.77%
Acme Packet, Inc. (I)(L)	144,600	10,140,798	1.19%
Aruba Networks, Inc. (I)(L)	358,970	10,607,564	1.25%
Cadence Design Systems, Inc. (I)(L)	1,215,100	12,831,456	1.51%
Cavium, Inc. (I)(L)	194,500	8,478,255	1.00%
Citrix Systems, Inc. (I)	103,500	$8,280,000	0.97%
Concur Technologies, Inc. (I)(L)	173,600	8,692,152	1.02%
F5 Networks, Inc. (I)	80,100	8,831,025	1.04%
Gartner, Inc. (I)	206,809	8,332,335	0.98%
Jabil Circuit, Inc.	467,600	9,445,520	1.11%
Polycom, Inc. (I)	221,500	14,242,450	1.68%
Skyworks Solutions, Inc. (I)(L)	457,100	10,504,158	1.24%
Teradata Corp. (I)	147,700	8,891,540	1.05%
The Western Union Company	472,600	9,466,178	1.11%
TIBCO Software, Inc. (I)	372,700	10,815,754	1.27%
OTHER SECURITIES		79,371,381	9.35%
		218,930,566
Materials - 3.18%
Ball Corp.	231,900	8,918,874	1.05%
OTHER SECURITIES		18,126,633	2.13%
		27,045,507
Telecommunication Services - 0.37%		3,152,872	0.37%
TOTAL COMMON STOCKS (Cost $710,683,070)		$835,851,733

SECURITIES LENDING COLLATERAL - 17.15%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	14,561,922	145,734,263	17.15%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $145,730,263)		$145,734,263

SHORT-TERM INVESTMENTS - 1.20%
Repurchase Agreement - 1.20%
Deutsche Bank Tri-Party Repurchase
Agreement dated 06/30/2011 at
0.050% to be repurchased at
$10,200,014 on 07/01/2011,
collateralized by $10,368,382
Government National Mortgage
Association, 4.500% due
06/20/2041 (valued at
$10,404,001, including interest)	$10,200,000	$10,200,000	1.20%
TOTAL SHORT-TERM
INVESTMENTS (Cost $10,200,000)		$10,200,000
Total Investments (Mid Cap Stock Trust)
(Cost $866,613,333) - 116.73%		$991,785,996	116.73%
Other Assets And Liabilities, Net - (16.73%)		(142,168,341)	(16.73)%
TOTAL NET ASSETS - 100.00%		$849,617,655	100.00%

Mid Cap Value Equity Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 93.89%
Consumer Discretionary - 12.86%
DISH Network Corp. (I)	39,661	$1,216,403	0.86%
Hasbro, Inc.	54,679	2,402,048	1.69%
Macy’s, Inc.	63,458	1,855,512	1.31%
National CineMedia, Inc.	66,596	1,126,138	0.79%
Penn National Gaming, Inc. (I)(L)	35,980	1,451,433	1.02%
Regal Entertainment Group (L)	80,727	996,978	0.70%
OTHER SECURITIES		9,206,747	6.49%
		18,255,259

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Consumer Staples - 3.17%
Lorillard, Inc.	41,279	$4,494,045	3.17%
Energy - 10.03%
El Paso Corp.	68,762	1,388,992	0.98%
Enbridge, Inc.	75,320	2,444,887	1.72%
Nabors Industries, Ltd. (I)	61,251	1,509,225	1.06%
Newfield Exploration Company (I)	43,028	2,926,765	2.06%
QEP Resources, Inc.	29,454	1,232,061	0.87%
Whiting Petroleum Corp. (I)	37,383	2,127,467	1.50%
OTHER SECURITIES		2,605,127	1.84%
		14,234,524
Financials - 16.07%
CIT Group, Inc. (I)	81,827	3,621,662	2.55%
Comerica, Inc. (L)	31,966	1,105,065	0.78%
Fifth Third Bancorp	101,540	1,294,635	0.91%
Invesco, Ltd.	66,353	1,552,660	1.09%
Lincoln National Corp.	56,988	1,623,588	1.14%
XL Group PLC	115,437	2,537,305	1.79%
OTHER SECURITIES		11,066,863	7.81%
		22,801,778
Health Care - 11.02%
Agilent Technologies, Inc. (I)	73,801	3,771,969	2.66%
CIGNA Corp.	56,919	2,927,344	2.06%
Life Technologies Corp. (I)	23,065	1,200,995	0.85%
Mylan, Inc. (I)(L)	143,276	3,534,619	2.49%
Watson Pharmaceuticals, Inc. (I)(L)	33,027	2,269,946	1.60%
OTHER SECURITIES		1,937,885	1.36%
		15,642,758
Industrials - 16.61%
AO Smith Corp. (L)	26,143	1,105,849	0.78%
Chicago Bridge & Iron Co NV	28,366	1,103,437	0.78%
Cooper Industries PLC	54,199	3,234,054	2.28%
Eaton Corp.	41,156	2,117,476	1.49%
Goodrich Corp.	16,524	1,578,042	1.11%
Kansas City Southern (I)	27,879	1,654,061	1.17%
Navistar International Corp. (I)	25,212	1,423,470	1.00%
Parker Hannifin Corp.	10,698	960,039	0.68%
Rockwell Automation, Inc.	12,819	1,112,176	0.78%
OTHER SECURITIES		9,284,054	6.54%
		23,572,658
Information Technology - 7.54%
Avnet, Inc. (I)	37,734	1,202,960	0.85%
BMC Software, Inc. (I)	29,701	1,624,645	1.14%
Check Point
Software Technologies, Ltd. (I)(L)	42,209	2,399,582	1.69%
LSI Corp. (I)	395,045	2,812,720	1.98%
Western Digital Corp. (I)	33,137	1,205,524	0.85%
OTHER SECURITIES		1,451,784	1.03%

		10,697,215
Materials - 8.08%
Domtar Corp.	10,368	982,057	0.69%
Eastman Chemical Company	29,335	2,994,223	2.11%
Freeport-McMoRan Copper
& Gold, Inc.	22,697	1,200,671	0.85%
Huntsman Corp.	61,155	1,152,772	0.81%
PPG Industries, Inc.	24,381	2,213,551	1.56%
OTHER SECURITIES		2,924,840	2.06%
		11,468,114
Telecommunication Services - 2.43%
CenturyLink, Inc.	38,787	1,568,158	1.11%
Windstream Corp. (L)	109,479	1,418,848	1.00%
OTHER SECURITIES		$453,094	0.32%
		3,440,100
Utilities - 6.08%
CenterPoint Energy, Inc.	69,819	1,350,998	0.95%
DTE Energy Company	32,234	1,612,345	1.14%
Pepco Holdings, Inc. (L)	54,573	1,071,268	0.75%
Wisconsin Energy Corp. (L)	39,843	1,249,078	0.88%
OTHER SECURITIES		3,339,063	2.36%
		8,622,752
TOTAL COMMON STOCKS (Cost $99,647,235)		$133,229,203
CONVERTIBLE BONDS - 0.16%
Materials - 0.16%		$230,670	0.16%
TOTAL CONVERTIBLE BONDS (Cost $233,000)		$230,670

SECURITIES LENDING COLLATERAL - 14.42%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	$2,045,194	20,468,094	14.42%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $20,467,735)		$20,468,094

SHORT-TERM INVESTMENTS - 4.93%
U.S. Government & Agency
Obligations - 4.79%
Federal Home Loan Discount Notes,
0.001%, 07/01/2011 *	6,800,000	6,800,000	4.79%
Repurchase Agreement - 0.14%		195,000	0.14%
TOTAL SHORT-TERM
INVESTMENTS (Cost $6,995,000)		$6,995,000
Total Investments (Mid Cap Value Equity Trust)
(Cost $127,342,970) - 113.40%		$160,922,967	113.40%
Other Assets And Liabilities, Net - (13.40%)		(19,014,120)	(13.40)%
TOTAL NET ASSETS - 100.00%		$141,908,847	100.00%

Mid Value Trust
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 92.87%
Consumer Discretionary - 14.96%
BorgWarner, Inc. (I)(L)	81,200	$6,560,149	0.81%
Career Education Corp. (I)(L)	335,200	7,089,480	0.87%
DISH Network Corp. (I)	263,900	8,093,813	0.99%
Fortune Brands, Inc.	151,300	9,648,401	1.18%
International Game Technology (L)	501,400	8,814,612	1.08%
Mattel, Inc.	366,400	10,072,336	1.24%
Meredith Corp. (L)	257,981	8,030,949	0.99%
The Gap, Inc. (L)	538,400	9,745,040	1.20%
Visteon Corp. (I)	88,500	6,054,285	0.74%
Visteon Corp. (I)(S)	26,500	1,812,865	0.22%
Weight Watchers International, Inc.	101,450	7,656,432	0.94%
OTHER SECURITIES		38,363,637	4.70%
		121,941,999
Consumer Staples - 7.30%
Avon Products, Inc.	255,500	7,154,000	0.88%
The Kroger Company	479,000	11,879,200	1.46%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Consumer Staples (continued)
OTHER SECURITIES		$40,438,376	4.96%
		59,471,576
Energy - 9.04%
El Paso Corp.	405,600	8,193,120	1.01%
EQT Corp.	248,400	13,045,968	1.60%
Exterran Holdings, Inc. (I)(L)	392,822	7,789,660	0.96%
Marathon Oil Corp.	172,800	9,103,104	1.12%
Nexen, Inc.	612,300	13,776,750	1.69%
OTHER SECURITIES		21,758,228	2.66%
		73,666,830
Financials - 22.61%
CIT Group, Inc. (I)	238,600	10,560,436	1.30%
Discover Financial Services	353,400	9,453,450	1.16%
E*TRADE Financial Corp. (I)	701,270	9,677,526	1.19%
Fidelity National
Financial, Inc., Class A	516,400	8,128,136	1.00%
First American Financial Corp.	553,300	8,659,145	1.06%
Greenhill & Company, Inc. (L)	123,809	6,663,400	0.82%
Janus Capital Group, Inc. (L)	765,200	7,223,488	0.89%
Marsh &
McLennan Companies, Inc.	412,200	12,856,518	1.58%
Northern Trust Corp.	317,500	14,592,300	1.79%
Weyerhaeuser Company	521,836	11,407,335	1.40%
White Mountains
Insurance Group, Ltd.	19,700	8,277,152	1.02%
OTHER SECURITIES		76,756,155	9.40%
		184,255,041
Health Care - 6.06%
Cephalon, Inc. (I)(L)	174,700	13,958,530	1.71%
Healthsouth Corp. (I)(L)	408,770	10,730,213	1.32%
OTHER SECURITIES		24,725,970	3.03%
		49,414,713
Industrials - 9.02%
Cintas Corp. (L)	235,500	7,778,565	0.95%
Manpower, Inc.	140,700	7,548,555	0.93%
Southwest Airlines Company	1,188,700	13,574,954	1.67%
Textron, Inc. (L)	505,400	11,932,494	1.46%
OTHER SECURITIES		32,689,259	4.01%
		73,523,827
Information Technology - 6.95%
Molex, Inc., Class A	328,100	7,047,588	0.86%
Motorola
Mobility Holdings, Inc. (I)(L)	321,375	7,083,105	0.87%
TE Connectivity, Ltd.	311,800	11,461,768	1.41%
OTHER SECURITIES		31,058,627	3.81%
		56,651,088
Materials - 6.60%
Franco-Nevada Corp.	180,900	6,752,450	0.83%
International Flavors
& Fragrances, Inc.	110,900	7,124,216	0.87%
Nalco Holding Company (L)	356,500	9,914,265	1.22%
Temple-Inland, Inc.	491,700	14,623,156	1.79%
United States Steel Corp. (L)	139,500	6,422,580	0.79%
OTHER SECURITIES		8,922,371	1.10%
		53,759,038
Telecommunication Services - 1.31%
Telephone & Data Systems, Inc. (L)	79,500	2,470,860	0.30%
Telephone & Data Systems, Inc. -
Special Shares	221,700	5,970,381	0.73%
OTHER SECURITIES		$2,188,354	0.28%
		10,629,595
Utilities - 9.02%
Calpine Corp. (I)(L)	468,400	7,555,292	0.93%
Constellation Energy Group, Inc.	206,300	7,831,148	0.96%
FirstEnergy Corp.	288,911	12,755,421	1.57%
GenOn Energy, Inc. (I)	2,729,686	10,536,588	1.29%
NiSource, Inc. (L)	460,600	9,327,150	1.14%
PPL Corp. (L)	339,400	9,445,502	1.16%
OTHER SECURITIES		16,010,567	1.97%
		73,461,668
TOTAL COMMON STOCKS (Cost $603,185,398)		$756,775,375

PREFERRED SECURITIES - 0.26%
PPL Corp. 9.500%	15,000	838,500	0.10%
OTHER SECURITIES		1,244,608	0.16%
TOTAL PREFERRED SECURITIES (Cost $1,687,510)		$2,083,108

CONVERTIBLE BONDS - 1.15%
Janus Capital Group, Inc.
3.250%,	$884,000	$956,930	0.12%
Textron, Inc.,
4.500%,	1,517,000	2,834,894	0.35%
OTHER SECURITIES		5,614,351	0.68%
TOTAL CONVERTIBLE BONDS (Cost $7,761,493)		$9,406,175

SECURITIES LENDING COLLATERAL - 20.57%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	16,746,515	167,597,452	20.57%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $167,590,211)		$167,597,452

SHORT-TERM INVESTMENTS - 5.57%
Money Market Funds - 5.57%
T. Rowe Price Prime Reserve
Fund, 0.1301% (Y)	44,106,287	44,106,287	5.41%
OTHER SECURITIES		1,290,823	0.16%
		45,397,110
TOTAL SHORT-TERM
INVESTMENTS (Cost $45,397,110)		$45,397,110
Total Investments (Mid Value Trust)
(Cost $825,621,722) - 120.42%		$981,259,220	120.42%
Other Assets And Liabilities, Net - (20.42%)		(166,362,656)	(20.42)%
TOTAL NET ASSETS - 100.00%		$814,896,564	100.00%

Mutual Shares Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 88.72%
Consumer Discretionary - 8.15%
British Sky
Broadcasting Group PLC	442,304	$6,007,215	0.91%
News Corp., Class A	521,356	9,228,001	1.39%
Time Warner Cable, Inc.	99,946	7,799,786	1.18%
Time Warner, Inc.	211,619	7,696,583	1.16%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)
		Shares or		% of
		Principal		Net
		Amount	Value	Assets
COMMON STOCKS (continued)
Consumer Discretionary (continued)
Viacom, Inc., Class B		104,518	$5,330,418	0.80%
OTHER SECURITIES			17,954,218	2.71%
			54,016,221
Consumer Staples - 21.18%
Altria Group, Inc.		397,966	10,510,282	1.59%
British American Tobacco PLC		380,990	16,700,071	2.52%
CVS Caremark Corp.		446,682	16,786,310	2.53%
Dr. Pepper Snapple Group, Inc.		139,423	5,846,006	0.88%
Imperial Tobacco Group PLC (I)		345,810	11,497,608	1.73%
Kraft Foods, Inc., Class A		403,036	14,198,958	2.14%
Nestle SA		182,807	11,361,319	1.71%
Pernod-Ricard SA (L)		92,681	9,135,778	1.38%
The Kroger Company		305,914	7,586,667	1.14%
OTHER SECURITIES			36,782,327	5.56%
			140,405,326
Energy - 6.75%
Marathon Oil Corp.		274,201	14,444,909	2.18%
Royal Dutch Shell PLC
(Euronext Amsterdam) (I)		267,036	9,479,688	1.43%
Transocean, Ltd.		119,670	7,725,895	1.17%
OTHER SECURITIES			13,059,932	1.97%
			44,710,424
Financials - 15.13%
ACE, Ltd.		106,212	6,990,874	1.05%
Alexander’s, Inc.		13,593	5,396,421	0.81%
American
International Group, Inc. (I)		209,020	6,128,466	0.92%
Bank of America Corp.		504,892	5,533,616	0.83%
Morgan Stanley		294,402	6,774,190	1.02%
PNC Financial Services Group, Inc.		119,044	7,096,213	1.07%
Wells Fargo & Company		293,610	8,238,697	1.24%
Weyerhaeuser Company (L)		335,635	7,336,981	1.11%
White Mountains
Insurance Group, Ltd. (L)		20,381	8,563,282	1.29%
OTHER SECURITIES			38,258,394	5.79%
			100,317,134
Health Care - 13.02%
Amgen, Inc. (I)		125,191	7,304,895	1.10%
Eli Lilly & Company		283,618	10,644,184	1.61%
Medtronic, Inc.		188,995	7,281,977	1.10%
Merck & Company, Inc.		322,480	11,380,319	1.72%
Pfizer, Inc.		613,585	12,639,851	1.91%
Tenet Healthcare Corp. (I)(L)		850,914	5,309,703	0.80%
UnitedHealth Group, Inc.		227,563	11,737,700	1.77%
OTHER SECURITIES			20,001,651	3.01%
			86,300,280
Industrials - 4.54%
A P Moller Maersk A/S, Series A		852	7,351,306	1.11%
Owens Corning, Inc. (I)(L)		145,035	5,417,057	0.82%
OTHER SECURITIES			17,347,440	2.61%
			30,115,803
Information Technology - 8.31%
Hewlett-Packard Company		196,765	7,162,246	1.08%
LSI Corp. (I)		887,472	6,318,801	0.95%
Microsoft Corp.		482,186	12,536,836	1.89%
Xerox Corp.		1,076,394	11,205,260	1.69%
OTHER SECURITIES			17,835,333	2.70%
			55,058,476
Materials - 4.86%
International Paper Company		267,293	7,970,677	1.20%
Materials (continued)
Linde AG		52,777	$9,253,203	1.40%
ThyssenKrupp AG		165,004	8,559,628	1.29%
OTHER SECURITIES			6,420,846	0.97%
			32,204,354
Telecommunication Services - 2.76%
Telefonica SA		272,226	6,657,000	1.00%
Vodafone Group PLC		3,786,598	10,063,383	1.52%
OTHER SECURITIES			1,587,985	0.24%
			18,308,368
Utilities - 4.02%
E.ON AG		224,321	6,368,019	0.96%
Exelon Corp. (L)		125,695	5,384,774	0.81%
OTHER SECURITIES			14,910,901	2.25%
			26,663,694
TOTAL COMMON STOCKS (Cost $511,782,617)			$588,100,080

TERM LOANS (M) - 2.73%
Consumer Discretionary - 0.68%			$4,481,369	0.68%
Financials - 1.17%
Realogy Corp.
3.268%, 10/10/2013		$545,632	506,414	0.08%
Realogy Corp.
4.518%, 10/10/2016		5,849,214	5,200,928	0.78%
Realogy Corp.
4.644%, 10/10/2016		506,827	470,399	0.07%
Realogy Corp.
13.500%, 10/15/2017		219,000	229,776	0.03%
OTHER SECURITIES			1,369,729	0.21%
			7,777,246
Utilities - 0.88%
Texas Competitive Electric Holdings
Company LLC
4.730%, 10/10/2017		7,466,240	5,834,045	0.88%
OTHER SECURITIES			9,662	0.00%
			5,843,707
TOTAL TERM LOANS (Cost $18,307,017)	$		18,102,322

CORPORATE BONDS - 0.52%
Consumer Discretionary - 0.19%			1,242,540	0.19%
Energy - 0.20%			1,297,653	0.20%
Financials - 0.05%
Realogy Corp.
7.875%, (S)		351,000	347,490	0.05%
Industrials - 0.00%			0	0.00%
Utilities - 0.08%			540,375	0.08%
TOTAL CORPORATE BONDS (Cost $4,407,588)			$3,428,058
Rights 0.03%			219,300	0.03%
TOTAL RIGHTS (Cost $202,011)			$219,300

SECURITIES LENDING COLLATERAL - 6.43%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)		4,258,846	42,622,105	6.43%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $42,621,751)			$42,622,105

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SHORT-TERM INVESTMENTS - 5.90%
U.S. Government & Agency
Obligations - 4.67%
0.075%, 11/25/2011 *	$3,000,000	$2,999,142	0.45%
0.100%, 09/22/2011 *	5,000,000	4,999,710	0.75%
0.100%, 10/27/2011 *	5,000,000	4,999,395	0.75%
0.125%, 08/25/2011 *	5,000,000	4,999,885	0.75%
0.148%, 08/04/2011 *	3,000,000	2,999,967	0.45%
0.175%, 07/07/2011 *	5,000,000	4,999,990	0.75%
OTHER SECURITIES		5,000,000	0.77%
		30,998,089
Repurchase Agreement - 1.23%
Repurchase Agreement with State
Street Corp. dated 06/30/2011 at
0.010% to be repurchased at
$8,130,002 on 07/01/2011,
collateralized by $8,085,000
Federal Home Loan Bank,
2.000% due 09/14/2012 (valued at
$8,292,733 including interest)	8,130,000	8,130,000	1.23%
TOTAL SHORT-TERM
INVESTMENTS (Cost $39,124,770)		$39,128,089
Total Investments (Mutual Shares Trust)
(Cost $616,445,754) - 104.33%		$691,599,954	104.33%
Other Assets And Liabilities, Net - (4.33%)		(28,733,515)	(4.33)%
TOTAL NET ASSETS - 100.00%		$662,866,439	100.00%

Natural Resources Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 97.20%
Energy - 55.56%
BG Group PLC	496,610	$11,270,837	4.06%
BP PLC, ADR	208,173	9,219,982	3.32%
Bumi Resources Tbk PT	11,158,000	3,850,775	1.39%
Canadian Natural Resources, Ltd.	180,539	7,568,243	2.73%
Chesapeake Energy Corp.	286,836	8,516,161	3.07%
CONSOL Energy, Inc.	149,362	7,241,070	2.61%
Encana Corp.	131,008	4,045,226	1.46%
EOG Resources, Inc.	104,748	10,951,403	3.95%
Exxon Mobil Corp.	15,572	1,267,249	0.46%
Gazprom OAO, ADR	1,051	15,292	0.01%
Gazprom OAO, ADR
(London Exchange)	313,168	4,586,833	1.65%
Imperial Oil, Ltd.	171,400	7,985,526	2.88%
Noble Corp.	145,300	5,726,273	2.06%
Oil Search, Ltd.	578,104	4,133,118	1.49%
Petroleo Brasileiro SA, ADR	297,204	10,063,327	3.63%
Pioneer Natural Resources Company	59,300	5,311,501	1.91%
Reliance Industries, Ltd.	166,067	3,335,173	1.20%
Reliance Industries, Ltd., GDR	19,504	784,841	0.28%
Reliance Industries, Ltd., GDR
(London Exchange) (S)	69,668	2,805,506	1.01%
Sasol, Ltd.	79,000	4,178,310	1.51%
Southwestern
Energy Company (I)(L)	166,500	7,139,520	2.57%
Statoil ASA, ADR (L)	306,600	7,802,970	2.81%
Suncor Energy, Inc.	220,456	8,640,403	3.11%
Tesoro Corp. (I)	179,800	4,119,218	1.48%
Tidewater, Inc. (L)	65,200	3,508,412	1.26%
Natural Resources Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Energy (continued)
Transocean, Ltd.	68,600	$4,428,816	1.60%
Ultra Petroleum Corp. (I)	124,400	5,697,520	2.05%
		154,193,505
Industrials - 1.72%
Beijing Enterprises Holdings, Ltd.	913,253	4,777,484	1.72%
Materials - 39.20%
Alumina, Ltd.	2,630,959	6,023,461	2.17%
Anglo American PLC	157,033	7,782,197	2.80%
Anglo Platinum, Ltd.	71,211	6,623,037	2.39%
AngloGold Ashanti, Ltd., ADR (L)	63,465	2,671,242	0.96%
Compania de Minas
Buenaventura SA, ADR (L)	118,500	4,500,630	1.62%
CRH PLC (London Exchange)	180,124	4,005,682	1.44%
First Quantum Minerals, Ltd.	62,600	9,127,287	3.29%
Fortescue Metals Group, Ltd.	565,561	3,879,266	1.40%
Glencore International PLC (I)	844,228	6,652,778	2.40%
Gold Fields, Ltd.	152,488	2,231,242	0.80%
Kazakhmys PLC	227,796	5,052,232	1.82%
Kinross Gold Corp.	473,000	7,473,400	2.69%
Lundin Mining Corp. (I)	316,700	2,429,965	0.88%
Mongolian Mining Corp. (I)	3,631,500	4,482,218	1.62%
Sino-Forest Corp. (I)(L)	274,200	909,783	0.33%
Sumitomo Chemical Company, Ltd.	836,000	4,175,445	1.50%
Sumitomo Metal Industries, Ltd.	2,033,000	4,572,561	1.65%
Teck Resources, Ltd., Class B	142,576	7,234,306	2.61%
The Mosaic Company	41,000	2,776,930	1.00%
Vale SA, ADR (L)	235,505	6,820,225	2.46%
Vedanta Resources PLC	277,929	9,349,121	3.37%
		108,773,008
Utilities - 0.72%
ENN Energy Holdings, Ltd.	584,422	1,990,284	0.72%
TOTAL COMMON STOCKS (Cost $250,393,530)		$269,734,281

WARRANTS - 1.13%
NMDC, Ltd. (Expiration date:
03-25-15, Strike Price:
INR 0.00001) (I)	551,053	3,145,435	1.13%
TOTAL WARRANTS (Cost $3,646,865)		$3,145,435

SECURITIES LENDING COLLATERAL - 9.37%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	2,598,893	26,009,465	9.37%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $26,008,953)		$26,009,465

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Natural Resources Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
SHORT-TERM INVESTMENTS - 1.62%
Repurchase Agreement - 1.62%
Bank of New York Tri-Party
Repurchase Agreement dated
06/30/2011 at 0.050% to be
repurchased at $4,500,006 on
07/01/2011, collateralized by
$4,574,287 Government National
Mortgage Association, 4.500%
due 06/20/2041 (valued at
$4,590,001, including interest)	$4,500,000	$4,500,000	1.62%
TOTAL SHORT-TERM
INVESTMENTS (Cost $4,500,000)		$4,500,000
Total Investments (Natural Resources Trust)
(Cost $284,549,348) - 109.32%		$303,389,181	109.32%
Other Assets And Liabilities, Net - (9.32%)		(25,868,385)	(9.32)%
TOTAL NET ASSETS - 100.00%		$277,520,796	100.00%

Real Estate Securities Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 99.33%
Financials - 96.63%

Diversified Financial Services
BGP Holdings PLC (I)	194,291	$0	0.00%

Real Estate Investment Trusts

Residential REIT’s
AvalonBay Communities, Inc. (L)	169,484	21,761,746	5.10%
BRE Properties, Inc.	275,400	13,736,952	3.22%
Camden Property Trust (L)	203,100	12,921,222	3.03%
Education Realty Trust, Inc. (L)	494,900	4,241,293	0.99%
Equity Residential	99,434	5,966,040	1.40%
Post Properties, Inc.	261,200	10,646,512	2.50%
Equity Lifestyle Properties, Inc.	121,450	7,583,338	1.78%
		76,857,103

Office REIT’s
Duke Realty Corp.	393,150	5,508,032	1.29%
Alexandria Real Estate Equities, Inc.	129,500	10,025,890	2.35%
Boston Properties, Inc.	322,000	34,183,520	8.01%
Brandywine Realty Trust	686,750	7,959,433	1.87%
Douglas Emmett, Inc. (L)	331,550	6,594,530	1.55%
Mack-Cali Realty Corp.	171,450	5,647,563	1.32%
SL Green Realty Corp. (L)	167,800	13,905,586	3.26%
		83,824,554

Specialized REIT’s
Chesapeake Lodging Trust	164,250	2,802,105	0.66%
Pebblebrook Hotel Trust	304,100	6,139,779	1.44%
Sabra Healthcare REIT, Inc.	41,150	687,617	0.16%
Entertainment Properties Trust (L)	100,244	4,681,395	1.10%
HCP, Inc. (L)	485,050	17,796,485	4.17%
Health Care REIT, Inc. (L)	57,800	3,030,454	0.71%
LTC Properties, Inc.	149,550	4,160,481	0.98%
Senior Housing Properties Trust	333,055	7,796,818	1.83%
Host Hotels & Resorts, Inc. (L)	826,777	14,013,870	3.28%
Strategic Hotels & Resorts, Inc. (I)	904,000	6,400,320	1.50%
Sunstone Hotel Investors, Inc. (I)	218,700	2,027,349	0.47%
Extra Space Storage, Inc. (L)	419,250	8,942,603	2.10%
Public Storage	127,440	$14,529,434	3.41%
		93,008,710

Retail REIT’s
General Growth Properties, Inc.	520,913	8,694,038	2.04%
Simon Property Group, Inc. (L)	380,114	44,180,646	10.36%
Taubman Centers, Inc. (L)	233,500	13,823,200	3.24%
Developers Diversified Realty Corp.	944,400	13,316,040	3.12%
Federal Realty Investment Trust (L)	159,350	13,573,433	3.18%
Ramco-
Gershenson Properties Trust (L)	227,850	2,820,783	0.66%
Tanger Factory
Outlet Centers, Inc. (L)	407,500	10,908,775	2.56%
		107,316,915

Diversified REIT’s
American Assets Trust, Inc.	151,050	3,391,072	0.80%
Colonial Properties Trust (L)	311,700	6,358,680	1.49%
PS Business Parks, Inc. (L)	47,950	2,642,045	0.62%
		12,391,797

Real Estate Operating Companies
Hudson Pacific Properties, Inc.	97,300	1,511,069	0.35%

Industrial REIT’s
Prologis, Inc.	813,399	29,152,220	6.83%
DuPont Fabros Technology, Inc. (L)	162,400	4,092,480	0.96%
		33,244,700
		408,154,848
Real Estate Management & Development
Brookfield Properties Corp.	208,400	4,017,952	0.94%
		412,172,800
Health Care - 2.70%
Brookdale Senior Living, Inc. (I)(L)	473,850	11,490,863	2.70%
TOTAL COMMON STOCKS (Cost $339,572,597)		$423,663,663

SECURITIES LENDING COLLATERAL - 17.08%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	7,281,109	72,868,613	17.08%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $72,868,249)		$72,868,613

SHORT-TERM INVESTMENTS - 0.42%
Repurchase Agreement - 0.42%
Repurchase Agreement with State
Street Corp. dated 06/30/2011 at
0.010% to be repurchased at
$1,799,001 on 07/01/2011,
collateralized by $1,735,000
Federal Home Loan Mortgage
Bank, 3.500% due 03/08/2013
(valued at $1,836,931,
including interest) $1,799,000		$1,799,000	0.42%
TOTAL SHORT-TERM
INVESTMENTS (Cost $1,799,000)		$1,799,000
Total Investments (Real Estate Securities Trust)
(Cost $414,239,846) - 116.83%		$498,331,276	116.83%
Other Assets And Liabilities, Net - (16.83%)		(71,782,309)	(16.83)%
TOTAL NET ASSETS - 100.00%		$426,548,967	100.00%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Science & Technology Trust
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 96.39%
Consumer Discretionary - 7.05%
Amazon.com, Inc. (I)	37,325	$7,632,589	1.73%
Netflix, Inc. (I)	44,350	11,650,302	2.64%
OTHER SECURITIES		11,783,765	2.68%
		31,066,656
Health Care - 1.75%		7,731,794	1.75%
Industrials - 1.10%		4,849,481	1.10%
Information Technology - 85.47%
Acme Packet, Inc. (I)	45,705	3,205,292	0.73%
Adobe Systems, Inc. (I)	146,300	4,601,135	1.04%
ADTRAN, Inc.	161,195	6,239,858	1.42%
Akamai Technologies, Inc. (I)	103,700	3,263,439	0.74%
Analog Devices, Inc.	108,725	4,255,497	0.97%
Apple, Inc. (I)	81,200	27,256,402	6.19%
Atmel Corp. (I)	371,500	5,227,005	1.19%
Autodesk, Inc. (I)	90,377	3,488,552	0.79%
Avago Technologies, Ltd.	83,020	3,154,760	0.72%
Baidu, Inc., ADR (I)	46,885	6,569,995	1.49%
Blackboard, Inc. (I)	135,500	5,879,345	1.33%
Broadcom Corp., Class A (I)	177,100	5,957,644	1.35%
CA, Inc.	190,000	4,339,600	0.98%
Cisco Systems, Inc.	245,990	3,839,904	0.87%
Citrix Systems, Inc. (I)	70,250	5,620,000	1.28%
Cypress Semiconductor Corp. (I)	161,200	3,407,768	0.77%
Dell, Inc. (I)	350,900	5,849,503	1.33%
EMC Corp. (I)	272,505	7,507,513	1.70%
Equinix, Inc. (I)	32,100	3,242,742	0.74%
First Solar, Inc. (I)	30,300	4,007,781	0.91%
Google, Inc., Class A (I)	40,560	20,538,773	4.66%
Hewlett-Packard Company	129,190	4,702,516	1.07%
Hitachi, Ltd.	1,284,000	7,590,077	1.72%
Informatica Corp. (I)	62,375	3,644,571	0.83%
Intel Corp.	331,645	7,349,253	1.67%
International
Business Machines Corp.	27,885	4,783,672	1.09%
Intuit, Inc. (I)	153,995	7,986,181	1.81%
Lam Research Corp. (I)	118,000	5,225,040	1.19%
Marvell Technology Group, Ltd. (I)	476,700	7,038,476	1.60%
Micron Technology, Inc. (I)	554,800	4,149,904	0.94%
Microsoft Corp.	976,365	25,385,490	5.76%
NetApp, Inc. (I)	148,370	7,830,969	1.78%
Netease.com, Inc., ADR (I)	71,255	3,212,888	0.73%
Nintendo Company, Ltd.	55,400	10,432,973	2.37%
ON Semiconductor Corp. (I)	831,910	8,710,098	1.98%
Oracle Corp.	323,005	10,630,095	2.41%
Qualcomm, Inc.	121,265	6,886,639	1.56%
Riverbed Technology, Inc. (I)	129,475	5,125,915	1.16%
Rovi Corp. (I)	58,014	3,327,683	0.76%
Salesforce.com, Inc. (I)	64,205	9,565,261	2.17%
SanDisk Corp. (I)	91,600	3,801,400	0.86%
Synaptics, Inc. (I)	123,700	3,184,038	0.72%
Telefonaktiebolaget LM Ericsson	184,800	2,657,424	0.60%
Telefonaktiebolaget LM Ericsson,
B Shares	168,465	2,422,955	0.55%
Texas Instruments, Inc.	133,135	4,370,822	0.99%
TIBCO Software, Inc. (I)	319,085	9,259,847	2.10%
TPK Holding Company, Ltd. (I)	117,000	3,589,510	0.81%
OTHER SECURITIES		66,267,027	15.04%
		376,583,232
Materials - 0.74%		3,261,160	0.74%
Telecommunication Services - 0.28%		1,216,525	0.28%
TOTAL COMMON STOCKS (Cost $374,586,942)		$424,708,848
PREFERRED SECURITIES - 0.59%
Information Technology - 0.59%		2,585,787	0.59%
TOTAL PREFERRED SECURITIES (Cost $1,963,238)		$2,585,787

SECURITIES LENDING COLLATERAL - 4.76%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	2,095,818	20,974,735	4.76%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $20,974,253)		$20,974,735

SHORT-TERM INVESTMENTS - 4.14%
Money Market Funds - 1.27%
T.Rowe Price Prime Reserve
Fund, 0.1301% (Y)	$5,167,429	$5,167,429	1.17%
OTHER SECURITIES		450,851	0.10%
		5,618,280
Repurchase Agreement - 2.87%
Repurchase Agreement with State
Street Corp. dated 06/30/2011 at
0.010% to be repurchased at
$12,633,004 on 07/01/2011,
collateralized by $12,890,000
Federal Home Loan Bank,
0.330% due 07/16/2012 (valued at
$12,890,000, including interest)	12,633,000	12,633,000	2.87%
TOTAL SHORT-TERM
INVESTMENTS (Cost $18,251,280)		$18,251,280
Total Investments (Science & Technology Trust)
(Cost $415,775,713) - 105.88%		$466,520,650	105.88%
Other Assets And Liabilities, Net - (5.88%)		(25,926,801)	(5.88)%
TOTAL NET ASSETS - 100.00%		$440,593,849	100.00%

Small Cap Growth Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 97.89%
Consumer Discretionary - 17.53%
Brunswick Corp. (L)	232,328	$4,739,491	1.02%
Cinemark Holdings, Inc.	223,640	4,631,584	1.00%
Express, Inc.	305,810	6,666,658	1.43%
Hanesbrands, Inc. (I)	230,772	6,588,541	1.42%
Lumber
Liquidators Holdings, Inc. (I)(L)	179,742	4,565,447	0.98%
Shutterfly, Inc. (I)	89,676	5,149,196	1.11%
Steven Madden, Ltd. (I)	117,960	4,424,680	0.95%
Tempur-Pedic International, Inc. (I)	66,558	4,513,964	0.97%
Thor Industries, Inc. (L)	158,498	4,571,082	0.98%
Ulta Salon Cosmetics
& Fragrance, Inc. (I)	86,050	5,557,109	1.19%
Weight Watchers International, Inc.	94,600	7,139,462	1.53%
OTHER SECURITIES		23,071,757	4.95%
		81,618,971
Consumer Staples - 3.58%
Green Mountain
Coffee Roasters, Inc. (I)(L)	139,630	12,463,374	2.68%
OTHER SECURITIES		4,179,607	0.90%
		16,642,981

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust (Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Energy - 5.86%
Gulfmark Offshore, Inc., Class A (I)	126,554	$5,592,421	1.20%
James River Coal Company (I)(L)	218,312	4,545,256	0.98%
Rosetta Resources, Inc. (I)	108,570	5,595,698	1.20%
Tidewater, Inc. (L)	93,900	5,052,759	1.09%
OTHER SECURITIES		6,490,646	1.39%
		27,276,780
Financials - 2.53%		11,770,412	2.53%
Health Care - 18.28%
Catalyst Health Solutions, Inc. (I)	97,090	5,419,564	1.16%
Gen-Probe, Inc. (I)	83,040	5,742,216	1.23%
NuVasive, Inc. (I)(L)	143,710	4,725,185	1.02%
Pharmaceutical
Product Development, Inc.	195,110	5,236,752	1.13%
SXC Health Solutions Corp. (I)	100,140	5,900,249	1.27%
Volcano Corp. (I)	144,240	4,657,510	1.00%
WellCare Health Plans, Inc. (I)	88,170	4,532,820	0.97%
Zoll Medical Corp. (I)(L)	79,720	4,516,935	0.97%
OTHER SECURITIES		44,378,438	9.53%
		85,109,669
Industrials - 20.16%
Con-way, Inc.	112,397	4,362,128	0.94%
Copa Holdings SA, Class A	103,250	6,890,905	1.48%
Corrections Corp. of America (I)	255,295	5,527,137	1.19%
DigitalGlobe, Inc. (I)	212,980	5,411,822	1.16%
J.B. Hunt Transport Services, Inc.	112,990	5,320,699	1.14%
Meritor, Inc. (I)	278,410	4,465,696	0.96%
Old Dominion Freight Line, Inc. (I)	156,170	5,825,141	1.25%
The Advisory Board Company (I)	133,510	7,727,559	1.66%
The Geo Group, Inc. (I)	216,900	4,995,207	1.07%
United Rentals, Inc. (I)(L)	304,990	7,746,746	1.66%
OTHER SECURITIES		35,578,431	7.65%
		93,851,471
Information Technology - 27.52%
Acme Packet, Inc. (I)	73,100	5,126,503	1.10%
Ancestry.com, Inc. (I)(L)	121,016	5,008,852	1.08%
Aruba Networks, Inc. (I)(L)	190,625	5,632,969	1.21%
BroadSoft, Inc. (I)(L)	126,850	4,836,791	1.04%
Cadence Design Systems, Inc. (I)	738,460	7,798,138	1.68%
Cavium, Inc. (I)(L)	101,690	4,432,667	0.95%
Concur Technologies, Inc. (I)	93,760	4,694,563	1.01%
Forrester Research, Inc.	137,630	4,536,285	0.97%
Jabil Circuit, Inc. (L)	384,990	7,776,798	1.67%
Netlogic Microsystems, Inc. (I)	119,510	4,830,594	1.04%
Polycom, Inc. (I)	72,420	4,656,606	1.00%
Sapient Corp. (I)	421,920	6,341,456	1.36%
Skyworks Solutions, Inc. (I)	251,200	5,772,576	1.24%
Velti PLC (I)(L)	292,086	4,939,174	1.06%
OTHER SECURITIES		51,730,833	11.11%
		128,114,805
Materials - 1.84%
Methanex Corp.	166,830	5,235,125	1.12%
OTHER SECURITIES		3,312,732	0.72%
		8,547,857
Telecommunication Services - 0.59%		2,736,053	0.59%
TOTAL COMMON STOCKS (Cost $395,568,624)		$455,668,999
SECURITIES LENDING COLLATERAL - 18.55%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	8,627,970	$86,347,865	18.55%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $86,345,060)		$86,347,865

SHORT-TERM INVESTMENTS - 2.77%
Repurchase Agreement - 2.77%
Deutsche Bank Tri-Party Repurchase
Agreement dated 06/30/2011 at
0.050% to be repurchased at
$12,900,018 on 07/01/2011,
collateralized by $13,112,954
Government National Mortgage
Association, 4.500% due
06/20/2041 (valued at
$13,158,001, including interest),	$12,900,000	$12,900,000	2.77%
TOTAL SHORT-TERM
INVESTMENTS (Cost $12,900,000)		$12,900,000
Total Investments (Small Cap Growth Trust)
(Cost $494,813,684) - 119.21%		$554,916,864	119.21%
Other Assets And Liabilities, Net - (19.21%)		(89,429,565)	(19.21)%
TOTAL NET ASSETS - 100.00%		$465,487,299	100.00%

Small Cap Opportunities Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

COMMON STOCKS - 98.76%
Consumer Discretionary - 16.15%
Dana Holding Corp. (I)	53,326	$975,866	0.54%
Dillard’s, Inc., Class A (L)	32,281	1,683,131	0.93%
DineEquity, Inc. (I)	18,874	986,544	0.55%
Genesco, Inc. (I)	26,508	1,381,067	0.77%
GNC Holdings, Inc., Class A (I)(L)	55,480	1,210,019	0.67%
Modine Manufacturing Company (I)	64,682	994,162	0.55%
Penske Automotive Group, Inc. (L)	51,803	1,178,000	0.65%
PVH Corp.	17,900	1,171,913	0.65%
The Finish Line, Inc., Class A	49,482	1,058,915	0.59%
The Interpublic Group
of Companies, Inc.	89,757	1,121,963	0.62%
TRW Automotive Holdings Corp. (I)	17,403	1,027,299	0.57%
OTHER SECURITIES		16,308,354	9.06%
		29,097,233
Consumer Staples - 4.30%
Corn Products International, Inc.	19,192	1,060,934	0.59%
Darling International, Inc. (I)	60,602	1,072,655	0.60%
OTHER SECURITIES		5,618,899	3.11%
		7,752,488
Energy - 9.72%
Dresser-Rand Group, Inc. (I)	16,956	911,385	0.51%
Frontier Oil Corp.	33,946	1,096,795	0.61%
Patterson-UTI Energy, Inc.	49,891	1,577,055	0.88%
OTHER SECURITIES		13,913,605	7.72%
		17,498,840
Financials - 17.88%
Wintrust Financial Corp. (L)	29,113	936,856	0.52%
Zions Bancorporation (L)	48,361	1,161,148	0.64%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Financials (continued)
OTHER SECURITIES		$30,105,986	16.72%
		32,203,990
Health Care - 10.91%
Amsurg Corp. (I)	41,422	1,082,357	0.60%
Endo
Pharmaceuticals Holdings, Inc. (I)	24,337	977,617	0.54%
Greatbatch, Inc. (I)	37,857	1,015,325	0.56%
Hanger Orthopedic Group, Inc. (I)	42,258	1,034,053	0.57%
Healthspring, Inc. (I)	32,405	1,494,195	0.83%
Questcor Pharmaceuticals, Inc. (I)	43,441	1,046,928	0.58%
Teleflex, Inc.	15,722	959,985	0.53%
The Cooper Companies, Inc. (L)	21,475	1,701,679	0.94%
Universal Health
Services, Inc., Class B	21,404	1,102,948	0.61%
Viropharma, Inc. (I)	63,232	1,169,792	0.65%
OTHER SECURITIES		8,070,792	4.50%
		19,655,671
Industrials - 16.23%
AAR Corp. (L)	40,852	1,106,681	0.61%
Beacon Roofing Supply, Inc. (I)(L)	43,543	993,651	0.55%
Gardner Denver, Inc.	14,345	1,205,697	0.67%
GrafTech International, Ltd. (I)	48,365	980,359	0.54%
IDEX Corp.	20,182	925,345	0.51%
Old Dominion Freight Line, Inc. (I)	27,918	1,041,341	0.58%
Titan International, Inc. (L)	49,844	1,209,215	0.67%
Trinity Industries, Inc.	39,362	1,372,947	0.76%
OTHER SECURITIES		20,405,913	11.34%
		29,241,149
Information Technology - 14.43%
Ariba, Inc. (I)	27,812	958,680	0.53%
Ingram Micro, Inc., Class A (I)	52,226	947,380	0.53%
Lattice Semiconductor Corp. (I)	159,206	1,038,023	0.58%
Open Text Corp. (I)(L)	15,027	962,029	0.53%
OSI Systems, Inc. (I)	28,506	1,225,758	0.68%
Semtech Corp. (I)	37,184	1,016,611	0.56%
TIBCO Software, Inc. (I)	37,926	1,100,613	0.61%
ValueClick, Inc. (I)	59,513	987,916	0.55%
Wright Express Corp. (I)	19,411	1,010,731	0.56%
OTHER SECURITIES		16,750,536	9.30%
		25,998,277
Materials - 7.73%
Innophos Holdings, Inc.	24,357	1,188,622	0.66%
Kraton
Performance Polymers, Inc. (I)	26,046	1,020,222	0.57%
PolyOne Corp.	71,934	1,112,819	0.62%
OTHER SECURITIES		10,599,747	5.88%
		13,921,410
Telecommunication Services - 0.80%		1,439,310	0.80%
Utilities - 0.61%		1,091,171	0.61%
TOTAL COMMON STOCKS (Cost $131,281,152)		$177,899,539

SECURITIES LENDING COLLATERAL - 11.20%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	2,015,412	20,170,041	11.20%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $20,169,813)		$20,170,041
SHORT-TERM INVESTMENTS - 1.41%
Money Market Funds - 1.41%
State Street Institutional Liquid
Reserves Fund, 0.1511% (Y)	$2,538,358	$2,538,358	1.41%
TOTAL SHORT-TERM
INVESTMENTS (Cost $2,538,358)		$2,538,358
Total Investments (Small Cap Opportunities Trust)
(Cost $153,989,323) - 111.37%		$200,607,938	111.37%
Other Assets And Liabilities, Net - (11.37%)		(20,475,254)	(11.37)%
TOTAL NET ASSETS - 100.00%		$180,132,684	100.00%

Small Cap Value Trust
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 96.42%
Consumer Discretionary - 17.31%
Arbitron, Inc. (L)	342,869	$14,170,776	2.29%
Ascena Retail Group, Inc. (I)	284,400	9,683,820	1.56%
CEC Entertainment, Inc.	189,350	7,594,829	1.22%
Choice Hotels International, Inc. (L)	175,500	5,854,680	0.94%
Fred’s, Inc., Class A (L)	416,000	6,002,880	0.97%
Helen of Troy, Ltd. (I)(L)	236,400	8,162,892	1.32%
Matthews
International Corp., Class A (L)	189,500	7,608,425	1.23%
Sonic Corp. (I)(L)	642,900	6,834,027	1.10%
Stage Stores, Inc. (L)	745,649	12,526,903	2.02%
The Cato Corp., Class A (L)	480,446	13,836,845	2.23%
OTHER SECURITIES		15,065,235	2.43%
		107,341,312
Consumer Staples - 1.75%
Casey’s General Stores, Inc.	184,600	8,122,400	1.31%
OTHER SECURITIES		2,744,586	0.44%
		10,866,986
Energy - 5.14%
Bristow Group, Inc.	128,000	6,530,560	1.05%
Georesources, Inc. (I)	252,300	5,674,227	0.91%
SEACOR Holdings, Inc. (L)	77,644	7,761,294	1.25%
OTHER SECURITIES		11,929,570	1.93%
		31,895,651
Financials - 22.35%
Ares Capital Corp.	617,266	9,919,465	1.60%
Delphi Financial
Group, Inc., Class A (L)	434,850	12,701,969	2.05%
First Midwest Bancorp, Inc. (L)	705,331	8,668,518	1.40%
First Niagara
Financial Group, Inc. (L)	421,512	5,563,958	0.90%
International Bancshares Corp. (L)	455,410	7,619,009	1.23%
MB Financial, Inc. (L)	295,048	5,676,724	0.92%
Northwest Bancshares, Inc. (L)	797,500	10,032,550	1.62%
Platinum
Underwriters Holdings, Ltd.	215,209	7,153,547	1.15%
Primerica, Inc.	297,000	6,525,090	1.05%
Webster Financial Corp. (L)	488,200	10,261,964	1.65%
OTHER SECURITIES		54,473,236	8.78%
		138,596,030
Health Care - 7.49%
Amsurg Corp. (I)(L)	362,430	9,470,296	1.53%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Health Care (continued)
Charles River
Laboratories
International, Inc. (I)(L)	262,500	$10,670,625	1.72%
ICON PLC, ADR (I)	563,900	13,285,484	2.14%
ICU Medical, Inc. (I)	131,340	5,739,558	0.93%
OTHER SECURITIES		7,294,310	1.17%
		46,460,273
Industrials - 22.92%
ACCO Brands Corp. (I)(L)	820,800	6,443,280	1.04%
Albany International Corp., Class A	428,634	11,311,651	1.82%
Belden, Inc.	462,549	16,124,458	2.60%
Carlisle Companies, Inc. (L)	421,036	20,727,602	3.34%
ESCO Technologies, Inc. (L)	218,500	8,040,800	1.30%
G &K Services, Inc., Class A	156,200	5,288,932	0.85%
GATX Corp. (L)	267,100	9,914,752	1.60%
Genesee &
Wyoming, Inc., Class A (I)(L)	191,525	11,231,026	1.81%
Kirby Corp. (I)(L)	199,800	11,322,666	1.83%
Mueller Industries, Inc. (L)	297,410	11,274,813	1.82%
United Stationers, Inc. (L)	414,188	14,674,680	2.37%
OTHER SECURITIES		15,813,944	2.54%
		142,168,604
Information Technology - 9.23%
Diebold, Inc. (L)	263,300	8,164,933	1.32%
MAXIMUS, Inc. (L)	148,800	12,310,224	1.99%
Websense, Inc. (I)(L)	349,400	9,073,918	1.46%
Zebra
Technologies Corp., Class A (I)	186,600	7,868,922	1.27%
OTHER SECURITIES		19,847,216	3.19%
		57,265,213
Materials - 4.73%
AptarGroup, Inc.	155,438	8,135,625	1.31%
Deltic Timber Corp. (L)	132,746	7,127,133	1.15%
Zep, Inc. (L)	394,050	7,447,545	1.20%
OTHER SECURITIES		6,604,981	1.07%
		29,315,284
Utilities - 5.50%
Atmos Energy Corp.	186,200	6,191,151	1.00%
Unisource Energy Corp. (L)	245,500	9,164,515	1.48%
Westar Energy, Inc. (L)	235,700	6,342,687	1.02%
OTHER SECURITIES		12,388,753	2.00%
		34,087,106
TOTAL COMMON STOCKS (Cost $447,170,640)		$597,996,459

SECURITIES LENDING COLLATERAL - 22.13%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	13,711,867	137,226,996	22.13%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $137,219,618)		$137,226,996
SHORT-TERM INVESTMENTS - 3.47%
Repurchase Agreement - 3.47%
Barclay’s Capital Tri-Party
Repurchase Agreement dated
06/30/2011 at 0.030% to be
repurchased at $21,500,018 on
07/01/2011, collateralized by
$3,641,792 Federal Home Loan
Banks, 0.116% due 12/27/2012
(valued at $3,641,792, including
interest) and $18,291,352 Federal
Home Loan Mortgage
Corporation, 0.140% due
05/06/2013 (valued at
$18,293,060, including interest)	$21,500,000	$21,500,000	3.47%
TOTAL SHORT-TERM
INVESTMENTS (Cost $21,500,000)		$21,500,000
Total Investments (Small Cap Value Trust)
(Cost $605,890,258) - 122.02%		$756,723,455	122.02%
Other Assets And Liabilities, Net - (22.02%)		(136,567,346)	(22.02)%
TOTAL NET ASSETS - 100.00%		$620,156,109	100.00%

Small Company Growth Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 97.86%
Consumer Discretionary - 17.94%
Buffalo Wild Wings, Inc. (I)	13,171	$873,369	0.79%
DSW, Inc., Class A (I)(L)	19,453	984,516	0.88%
Foot Locker, Inc.	40,199	955,128	0.86%
Penn National Gaming, Inc. (I)(L)	25,444	1,026,411	0.92%
Steven Madden, Ltd. (I)	25,697	963,894	0.87%
Tractor Supply Company	19,913	1,331,781	1.20%
TRW Automotive Holdings Corp. (I)	21,213	1,252,203	1.13%
Vitamin Shoppe, Inc. (I)	24,887	1,138,829	1.02%
Weight Watchers International, Inc.	19,859	1,498,759	1.35%
Williams-Sonoma, Inc.	28,490	1,039,600	0.93%
OTHER SECURITIES		8,901,623	7.99%
		19,966,113
Consumer Staples - 2.50%
Diamond Foods, Inc. (L)	13,059	996,924	0.90%
OTHER SECURITIES		1,785,448	1.60%
		2,782,372
Energy - 8.15%
Carrizo Oil & Gas, Inc. (I)(L)	22,027	919,627	0.83%
Dresser-Rand Group, Inc. (I)	17,268	928,155	0.83%
Frontier Oil Corp.	43,508	1,405,743	1.26%
Lufkin Industries, Inc.	10,742	924,349	0.83%
Patterson-UTI Energy, Inc.	30,042	949,628	0.85%
SandRidge Energy, Inc. (I)(L)	96,725	1,031,089	0.93%
OTHER SECURITIES		2,912,843	2.62%
		9,071,434
Financials - 5.37%
Affiliated Managers Group, Inc. (I)	8,728	885,456	0.80%
SVB Financial Group (I)(L)	16,655	994,470	0.89%
OTHER SECURITIES		4,090,165	3.68%
		5,970,091

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Health Care - 15.73%
Chemed Corp.	14,318	$938,115	0.84%
Medicis
Pharmaceutical Corp., Class A	24,787	946,120	0.85%
Perrigo Company	10,837	952,247	0.86%
Quality Systems, Inc.	10,087	880,595	0.79%
Sirona Dental Systems, Inc. (I)	17,540	931,374	0.84%
Zoll Medical Corp. (I)	20,656	1,170,369	1.05%
OTHER SECURITIES		11,678,479	10.50%
		17,497,299
Industrials - 14.94%
CoStar Group, Inc. (I)	17,271	1,023,825	0.92%
Crane Company	17,681	873,618	0.79%
HUB Group, Inc., Class A (I)	24,580	925,683	0.83%
TransDigm Group, Inc. (I)	21,823	1,990,043	1.79%
Wabtec Corp.	16,451	1,081,160	0.97%
OTHER SECURITIES		10,730,334	9.64%
		16,624,663
Information Technology - 26.29%
Aspen Technology, Inc. (I)	57,872	994,241	0.89%
CommVault Systems, Inc. (I)	25,669	1,140,987	1.03%
Hittite Microwave Corp. (I)	14,939	924,873	0.83%
Informatica Corp. (I)	26,774	1,564,405	1.41%
Littelfuse, Inc.	15,112	887,377	0.80%
MICROS Systems, Inc. (I)	18,558	922,518	0.83%
Microsemi Corp. (I)	43,707	895,994	0.81%
Netgear, Inc. (I)	22,593	987,766	0.89%
Open Text Corp. (I)(L)	14,207	909,532	0.82%
Polycom, Inc. (I)	17,732	1,140,168	1.02%
Semtech Corp. (I)	32,118	878,106	0.79%
SolarWinds, Inc. (I)(L)	35,109	917,749	0.82%
ValueClick, Inc. (I)	54,559	905,679	0.81%
OTHER SECURITIES		16,179,883	14.54%
		29,249,278
Materials - 5.35%
Carpenter Technology Corp.	16,760	966,717	0.87%
Greif, Inc., Class A	13,735	893,187	0.80%
Olin Corp.	39,600	897,336	0.81%
Rockwood Holdings, Inc. (I)	19,438	1,074,727	0.97%
OTHER SECURITIES		2,116,352	1.90%
		5,948,319
Telecommunication Services - 0.84%
SBA
Communications Corp.,
Class A (I)	24,638	940,925	0.84%
Utilities - 0.75%		831,384	0.75%
TOTAL COMMON STOCKS (Cost $77,913,693)		$108,881,878

SECURITIES LENDING COLLATERAL - 13.89%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	1,544,033	15,452,530	13.89%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $15,451,961)		$15,452,530
SHORT-TERM INVESTMENTS - 1.20%
Money Market Funds - 1.20%
State Street Institutional Liquid
Reserves Fund, 0.1511% (Y)	$1,334,369	$1,334,369	1.20%
TOTAL SHORT-TERM
INVESTMENTS (Cost $1,334,369)		$1,334,369
Total Investments (Small Company Growth Trust)
(Cost $94,700,023) - 112.95%		$125,668,777	112.95%
Other Assets And Liabilities, Net - (12.95%)		(14,411,179)	(12.95)%
TOTAL NET ASSETS - 100.00%		$111,257,598	100.00%

Small Company Value Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 96.14%
Consumer Discretionary - 11.43%
Aaron’s, Inc. (L)	334,650	$9,457,209	2.27%
Drew Industries, Inc. (L)	130,200	3,218,544	0.77%
Matthews
International Corp., Class A	108,000	4,336,200	1.04%
Pool Corp. (L)	105,700	3,150,917	0.76%
The Men’s Wearhouse, Inc.	103,500	3,487,950	0.84%
OTHER SECURITIES		23,852,466	5.75%
		47,503,286
Consumer Staples - 0.87%		3,604,796	0.87%
Energy - 6.49%
CARBO Ceramics, Inc. (L)	34,200	5,572,890	1.34%
Northern Oil and Gas, Inc. (I)(L)	148,200	3,282,630	0.79%
Oasis Petroleum, Inc. (I)	150,100	4,454,968	1.07%
OTHER SECURITIES		13,672,302	3.29%
		26,982,790
Financials - 20.31%
Ares Capital Corp.	286,500	4,604,055	1.11%
CBL &
Associates Properties, Inc. (L)	330,100	5,984,713	1.44%
East West Bancorp, Inc.	125,170	2,529,686	0.61%
Kilroy Realty Corp. (L)	115,000	4,541,350	1.09%
LaSalle Hotel Properties (L)	138,300	3,642,822	0.88%
ProAssurance Corp. (I)(L)	108,800	7,616,000	1.83%
Stifel Financial Corp. (I)(L)	83,250	2,985,345	0.72%
SVB Financial Group (I)(L)	100,300	5,988,913	1.44%
Wintrust Financial Corp. (L)	102,400	3,295,232	0.79%
OTHER SECURITIES		43,249,232	10.40%
		84,437,348
Health Care - 5.83%
National Healthcare Corp.	60,700	3,008,899	0.72%
Owens & Minor, Inc. (L)	201,950	6,965,256	1.68%
West
Pharmaceutical Services, Inc. (L)	81,000	3,544,560	0.85%
OTHER SECURITIES		10,718,663	2.58%
		24,237,378
Industrials - 25.50%
Alaska Air Group, Inc. (I)	81,200	5,558,952	1.34%
Beacon Roofing Supply, Inc. (I)(L)	278,100	6,346,242	1.53%
Belden, Inc.	96,947	3,379,572	0.81%
G &K Services, Inc., Class A	88,100	2,983,066	0.72%
Genesee &
Wyoming, Inc., Class A (I)(L)	122,400	7,177,536	1.73%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Industrials (continued)
IDEX Corp.	99,800	$4,575,830	1.10%
Insituform Technologies, Inc.,
Class A (I)(L)	149,500	3,135,015	0.75%
Kirby Corp. (I)(L)	121,006	6,857,410	1.65%
Landstar System, Inc. (L)	172,900	8,036,392	1.93%
McGrath Rentcorp	166,200	4,666,896	1.12%
Nordson Corp.	152,500	8,364,625	2.01%
Robbins & Myers, Inc.	102,300	5,406,555	1.30%
UTi Worldwide, Inc. (L)	163,000	3,209,470	0.77%
Waste Connections, Inc. (L)	129,200	4,099,516	0.99%
Woodward, Inc.	110,900	3,865,974	0.93%
OTHER SECURITIES		28,374,652	6.82%
		106,037,703
Information Technology - 10.32%
Cymer, Inc. (I)(L)	63,800	3,158,738	0.76%
Electro Rent Corp.	188,000	3,218,560	0.77%
Littelfuse, Inc.	69,700	4,092,784	0.98%
Progress Software Corp. (I)	187,900	4,534,027	1.09%
OTHER SECURITIES		27,920,744	6.72%
		42,924,853
Materials - 10.74%
AptarGroup, Inc.	117,300	6,139,482	1.48%
Arch Chemicals, Inc.	90,800	3,127,152	0.75%
Carpenter Technology Corp. (L)	82,700	4,770,136	1.15%
Clearwater Paper Corp. (I)	43,900	2,997,492	0.72%
Deltic Timber Corp.	57,000	3,060,330	0.74%
Innospec, Inc. (I)	155,000	5,209,550	1.25%
Royal Gold, Inc. (L)	53,974	3,161,257	0.76%
OTHER SECURITIES		16,179,160	3.89%
		44,644,559
Telecommunication Services - 0.41%		1,720,488	0.41%
Utilities - 4.24%
Cleco Corp.	113,500	3,955,475	0.95%
El Paso Electric Company (L)	145,500	4,699,649	1.13%
OTHER SECURITIES		8,992,712	2.16%
		17,647,836
TOTAL COMMON STOCKS (Cost $314,671,138)		$399,741,037

PREFERRED SECURITIES - 1.32%
Financials - 1.32%
East West Bancorp., Inc.,
Series A 8.000%	2,500	3,662,550	0.88%
OTHER SECURITIES		1,835,213	0.44%
		5,497,763
TOTAL PREFERRED SECURITIES (Cost $3,846,686)		$5,497,763
Investment Companies 0.49%		2,027,523	0.49%
TOTAL INVESTMENT
COMPANIES (Cost $2,517,012)		$2,027,523

SECURITIES LENDING COLLATERAL - 26.74%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	11,110,648	111,194,257	26.74%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $111,188,067)		$111,194,257
SHORT-TERM INVESTMENTS - 1.80%
Money Market Funds - 1.80%
T.Rowe Price Prime Reserve
Fund, 0.1301% (Y)	$7,013,805	$7,013,805	1.69%
OTHER SECURITIES		450,000	0.11%
		7,463,805
TOTAL SHORT-TERM
INVESTMENTS (Cost $7,463,805)		$7,463,805
Total Investments (Small Company Value Trust)
(Cost $439,686,708) - 126.49%		$525,924,385	126.49%
Other Assets And Liabilities, Net - (26.49%)		(110,151,538)	(26.49)%
TOTAL NET ASSETS - 100.00%		$415,772,847	100.00%

Smaller Company Growth Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 97.38%
Consumer Discretionary - 12.42%
Chico’s FAS, Inc.	142,673	$2,172,910	0.86%
CROCS, Inc. (I)	33,125	852,969	0.34%
Genesco, Inc. (I)	15,826	824,535	0.33%
Harley-Davidson, Inc.	53,350	2,185,749	0.87%
Kohl’s Corp.	32,810	1,640,828	0.65%
LKQ Corp. (I)	80,020	2,087,722	0.83%
Tenneco, Inc. (I)	19,234	847,642	0.34%
OTHER SECURITIES		20,702,838	8.20%
		31,315,193
Consumer Staples - 1.51%		3,795,967	1.51%
Energy - 7.79%
Carrizo Oil & Gas, Inc. (I)(L)	89,541	3,738,337	1.48%
InterOil Corp. (I)(L)	44,690	2,614,812	1.04%
Rex Energy Corp. (I)(L)	245,564	2,521,942	1.00%
OTHER SECURITIES		10,759,499	4.27%
		19,634,590
Financials - 5.28%
Moody’s Corp. (L)	81,380	3,120,923	1.24%
TD Ameritrade Holding Corp.	82,230	1,604,307	0.64%
OTHER SECURITIES		8,587,951	3.40%
		13,313,181
Health Care - 15.55%
CONMED Corp. (I)	89,120	2,538,138	1.01%
Illumina, Inc. (I)(L)	24,080	1,809,612	0.72%
Impax Laboratories, Inc. (I)	38,111	830,439	0.33%
Onyx Pharmaceuticals, Inc. (I)	23,639	834,457	0.33%
St. Jude Medical, Inc.	46,370	2,210,922	0.88%
The Cooper Companies, Inc.	56,900	4,508,756	1.79%
United Therapeutics Corp. (I)	29,012	1,598,561	0.63%
Watson Pharmaceuticals, Inc. (I)	36,740	2,525,140	1.00%
OTHER SECURITIES		22,335,575	8.86%
		39,191,600
Industrials - 22.48%
BE Aerospace, Inc. (I)	89,620	3,657,392	1.45%
Belden, Inc.	82,130	2,863,052	1.14%
Carlisle Companies, Inc.	39,700	1,954,431	0.78%
Chicago Bridge & Iron Co NV	62,710	2,439,419	0.97%
Cooper Industries PLC	30,500	1,819,935	0.72%
EnPro Industries, Inc. (I)(L)	17,596	845,840	0.34%
HUB Group, Inc., Class A (I)	96,848	3,647,295	1.45%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Industrials (continued)
MasTec, Inc. (I)	165,808	$3,269,734	1.30%
Meritor, Inc. (I)(L)	161,414	2,589,081	1.03%
Navistar International Corp. (I)	33,996	1,919,414	0.76%
TriMas Corp. (I)	33,138	820,165	0.33%
United
Continental Holdings, Inc. (I)(L)	83,640	1,892,773	0.75%
UTi Worldwide, Inc.	121,807	2,398,380	0.95%
OTHER SECURITIES		26,533,555	10.51%
		56,650,466
Information Technology - 25.46%
Alliance Data Systems Corp. (I)(L)	39,820	3,745,867	1.49%
Brightpoint, Inc. (I)	165,070	1,338,718	0.53%
Cymer, Inc. (I)	36,504	1,807,313	0.72%
Digital River, Inc. (I)	33,643	1,081,959	0.43%
Equinix, Inc. (I)	32,302	3,263,148	1.29%
Fairchild
Semiconductor
International, Inc. (I)	95,520	1,596,139	0.63%
Insight Enterprises, Inc. (I)	135,271	2,395,649	0.95%
Monolithic Power Systems, Inc. (I)	187,991	2,898,821	1.15%
Rovi Corp. (I)	51,130	2,932,817	1.16%
VeriFone Systems, Inc. (I)(L)	69,100	3,064,585	1.22%
VistaPrint NV (I)(L)	67,339	3,222,171	1.28%
OTHER SECURITIES		36,832,616	14.61%
		64,179,803
Materials - 2.78%
Stillwater Mining Company (I)(L)	39,017	858,764	0.34%
OTHER SECURITIES		6,146,488	2.44%
		7,005,252
Telecommunication Services - 3.89%
Cogent
Communications Group, Inc. (I)	158,210	2,691,152	1.07%
NII Holdings, Inc. (I)	56,900	2,411,422	0.96%
SBA
Communications Corp.,
Class A (I)	78,910	3,013,573	1.20%
OTHER SECURITIES		1,676,491	0.66%
		9,792,638
Utilities - 0.22%		562,898	0.22%
TOTAL COMMON STOCKS (Cost $202,483,145)		$245,441,588

CORPORATE BONDS - 0.00%
Financials - 0.00%		$267	0.00%
TOTAL CORPORATE BONDS (Cost $314)		$267

INVESTMENT COMPANIES - 0.40%
iShares Russell 2000 Growth
Index Fund	10,710	1,015,843	0.40%
TOTAL INVESTMENT COMPANIES (Cost $971,171)		$1,015,843

SECURITIES LENDING COLLATERAL - 14.85%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	3,738,724	37,416,779	14.85%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $37,416,147)		$37,416,779
SHORT-TERM INVESTMENTS - 1.87%
Repurchase Agreement - 1.62%
Repurchase Agreement with State
Street Corp. dated 06/30/2011 at
0.010% to be repurchased at
$4,089,001 on 07/01/2011,
collateralized by $450,000
U.S. Treasury Notes, 1.000% due
04/30/2012 (valued at $453,734,
including interest) and $2,860,000
U.S. Treasury Notes, 3.125% due
04/30/2017 (valued at $3,051,108,
including interest), and $680,000
U.S. Treausry Bills, 0.010% due
08/11/2011 (valued at $679,984,
including interest)	$4,089,000	$4,089,000	1.62%
Money Market Funds - 0.25%		631,691	0.25%
TOTAL SHORT-TERM
INVESTMENTS (Cost $4,720,691)		$4,720,691
Total Investments (Smaller Company Growth Trust)
(Cost $245,591,468) - 114.50%		$288,595,168	114.50%
Other Assets And Liabilities, Net - (14.50%)		(36,555,404)	(14.50)%
TOTAL NET ASSETS - 100.00%		$252,039,764	100.00%

Strategic Allocation Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE BONDS - 31.83%
Consumer Discretionary - 3.43%
AOL Time Warner, Inc.
6.875%,	$100,000	$105,083	1.07%
Comcast Cable Holdings LLC
9.800%,	125,000	131,450	1.34%
DaimlerChrysler North
America LLC
5.750%,	100,000	100,908	1.02%
	337,441
Consumer Staples - 5.21%
Anheuser-Busch Companies Inc,
4.700%,	175,000	180,477	1.83%
ConAgra Foods, Inc.
6.750%,	100,000	101,192	1.03%
Dr. Pepper Snapple Group, Inc.
1.700%,	125,000	125,723	1.28%
The Kroger Company
6.200%,	100,000	105,043	1.07%
	512,435
Energy - 2.10%
Kinder Morgan Energy Partners LP
7.125%,	100,000	104,386	1.06%
PPL Energy Supply LLC
6.400%,	100,000	101,840	1.04%
	206,226
Financials - 15.15%
American Express Bank FSB
0.340%, (P)	125,000	124,721	1.27%
Bank of America Corp.
6.250%,	125,000	129,969	1.32%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Strategic Allocation Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE BONDS (continued)
Financials (continued)
BNP Paribas / BNP Paribas
US Medium-Term
Note Program LLC
1.250%, (P)	$100,000	$100,381	1.02%
Capital One Financial Corp.
4.800%,	125,000	128,004	1.30%
Credit Suisse New York
3.450%,	125,000	128,315	1.30%
General Electric Capital Corp.
0.552%, (P)	125,000	125,439	1.27%
Hartford Financial Services
Group, Inc.
5.250%,	100,000	101,211	1.03%
HSBC Finance Corp.
7.000%,	100,000	105,323	1.07%
Jefferies Group, Inc.
7.750%,	125,000	130,545	1.33%
Morgan Stanley Dean Witter
6.600%,	100,000	104,442	1.06%
Prudential Financial, Inc.
5.800%,	100,000	104,526	1.06%
The Goldman Sachs Group, Inc.
6.600%,	100,000	103,088	1.05%
Wachovia Corp
0.404%, (P)	105,000	105,087	1.07%
		1,491,051
Health Care - 2.07%
Teva Pharmaceutical
Finance III LLC
1.500%,	100,000	100,940	1.02%
Wellpoint Health Networks, Inc.
6.375%,	100,000	103,126	1.05%
		204,066
Telecommunication Services - 3.87%
BellSouth Corp.
6.000%,	125,000	126,899	1.29%
Telecom Italia Capital SA
6.200%,	125,000	125,217	1.27%
Vodafone Group PLC
5.350%,	125,000	128,802	1.31%
		380,918
TOTAL CORPORATE BONDS (Cost $3,133,584)		$3,132,137

SHORT-TERM INVESTMENTS - 52.34%
U.S. Government - 22.87%
U.S. Treasury Bill, 0.0300%,
08/18/2011 *	400,000	399,965	4.07%
U.S. Treasury Bill, 0.0150%,
08/18/2011 *	1,850,000	1,849,918	18.80%
		2,249,883
U.S. Government & Agency
Obligations - 29.47%
Federal Home Loan Bank Discount
Notes, 0.0011%, 07/01/2011 *	2,900,000	2,900,000	29.47%
TOTAL SHORT-TERM
INVESTMENTS (Cost $5,149,883)		$5,149,883
Total Investments (Strategic Allocation Trust)
(Cost $8,283,467) - 84.17%		$8,282,020	84.17%
Other Assets And Liabilities, Net - 15.83%		1,557,592	15.83%
TOTAL NET ASSETS - 100.00%		$9,839,612	100.00%

U.S. Equity Trust (formerly U.S. Multi-Sector Trust)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 97.18%
Consumer Discretionary - 6.28%
McDonald’s Corp.	177,401	$14,958,452	1.80%
NIKE, Inc., Class B	79,200	7,126,416	0.86%
OTHER SECURITIES		30,157,325	3.62%
		52,242,193
Consumer Staples - 22.95%
Altria Group, Inc.	130,600	3,449,146	0.41%
Colgate-Palmolive Company	82,600	7,220,066	0.87%
General Mills, Inc.	106,600	3,967,652	0.48%
Kimberly-Clark Corp.	64,900	4,319,744	0.52%
PepsiCo, Inc.	271,976	19,155,270	2.30%
Philip Morris International, Inc.	255,069	17,030,957	2.05%
The Coca-Cola Company	373,900	25,159,731	3.02%
The Procter & Gamble Company	474,600	30,170,322	3.63%
Wal-Mart Stores, Inc.	631,803	33,574,011	4.04%
Walgreen Company	177,000	7,515,420	0.90%
OTHER SECURITIES		39,326,612	4.73%
		190,888,931
Energy - 3.83%
Chevron Corp.	47,737	4,909,273	0.59%
ConocoPhillips	78,188	5,878,956	0.71%
Exxon Mobil Corp.	103,900	8,455,382	1.02%
OTHER SECURITIES		12,608,695	1.51%
		31,852,306
Financials - 1.53%		12,761,675	1.53%
Health Care - 27.67%
Abbott Laboratories	292,301	15,380,879	1.85%
Allergan, Inc.	54,800	4,562,100	0.55%
Amgen, Inc. (I)	181,900	10,613,865	1.28%
Baxter International, Inc.	98,901	5,903,401	0.71%
Becton, Dickinson & Company	40,000	3,446,800	0.41%
Bristol-Myers Squibb Company	298,900	8,656,144	1.04%
Eli Lilly & Company	281,501	10,564,733	1.27%
Express Scripts, Inc. (I)	96,910	5,231,202	0.63%
Gilead Sciences, Inc. (I)	145,301	6,016,914	0.72%
Johnson & Johnson	466,200	31,011,624	3.73%
Medtronic, Inc.	213,900	8,241,567	0.99%
Merck & Company, Inc.	641,947	22,654,310	2.72%
Pfizer, Inc.	1,746,594	35,979,836	4.32%
Stryker Corp.	64,800	3,803,112	0.46%
UnitedHealth Group, Inc.	209,322	10,796,829	1.30%
OTHER SECURITIES		47,370,399	5.69%
		230,233,715
Industrials - 4.95%
3M Company	119,500	11,334,575	1.36%
Danaher Corp.	84,000	4,451,160	0.54%
United Technologies Corp.	43,300	3,832,483	0.46%
OTHER SECURITIES		21,550,066	2.59%
		41,168,284
Information Technology - 27.14%
Accenture PLC, Class A	118,300	7,147,686	0.86%
Apple, Inc. (I)	26,110	8,764,344	1.05%
Automatic Data Processing, Inc.	64,200	3,382,056	0.41%
Cisco Systems, Inc.	416,593	6,503,017	0.78%
eBay, Inc. (I)	210,000	6,776,700	0.81%
Google, Inc., Class A (I)	60,355	30,562,565	3.67%
Hewlett-Packard Company	144,500	5,259,800	0.63%
International
Business Machines Corp.	163,942	28,124,250	3.38%
Microsoft Corp.	1,567,836	40,763,736	4.90%
Oracle Corp.	1,021,900	33,630,726	4.04%
Qualcomm, Inc.	345,902	19,643,775	2.36%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (formerly U.S. Multi-Sector
Trust) (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS (continued)
Information Technology (continued)
Texas Instruments, Inc.	100,400	$3,296,132	0.40%
OTHER SECURITIES		31,899,789	3.85%
		225,754,576
Materials - 0.97%		8,107,020	0.97%
Telecommunication Services - 1.84%
AT &T, Inc.	189,705	5,958,634	0.72%
Verizon Communications, Inc.	197,700	7,360,371	0.88%
OTHER SECURITIES		1,969,156	0.24%
		15,288,161
Utilities - 0.02%		186,150	0.02%
TOTAL COMMON STOCKS (Cost $686,812,263)		$808,483,011

INVESTMENT COMPANIES - 0.63%
SPDR S&P 500 ETF Trust (L)	39,999	5,278,668	0.63%
TOTAL INVESTMENT
COMPANIES (Cost $5,126,685)		$5,278,668

SECURITIES LENDING COLLATERAL - 3.91%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	3,250,837	32,534,055	3.91%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $32,533,848)		$32,534,055

SHORT-TERM INVESTMENTS - 2.06%
Money Market Funds - 2.06%
State Street Institutional Treasury
Money Market
Fund, 0.0000%, (Y)	$17,114,925	$17,114,925	2.06%
TOTAL SHORT-TERM
INVESTMENTS (Cost $17,114,925)		$17,114,925
Total Investments (U.S. Equity Trust (formerly
U.S. Multi-Sector Trust))
(Cost $741,587,721) - 103.78%		$863,410,659	103.78%
Other Assets And Liabilities, Net - (3.78%)		(31,456,484)	(3.78)%
TOTAL NET ASSETS - 100.00%		$831,954,175	100.00%

Utilities Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 91.04%
Consumer Discretionary - 8.09%
Comcast Corp., Special Class A	246,710	$5,977,783	2.93%
Time Warner Cable, Inc. (L)	35,830	2,796,173	1.37%
Virgin Media, Inc. (L)	191,790	5,740,275	2.81%
OTHER SECURITIES		1,992,338	0.98%
		16,506,569
Energy - 14.04%
El Paso Corp.	335,806	6,783,281	3.33%
EQT Corp.	85,060	4,467,351	2.19%
QEP Resources, Inc.	114,261	4,779,538	2.34%
Spectra Energy Corp. (L)	86,280	2,364,935	1.16%
The Williams Companies, Inc.	198,351	6,000,114	2.94%
OTHER SECURITIES		$4,233,652	2.08%
		28,628,871
Financials - 0.39%		799,013	0.39%
Telecommunication Services - 20.18%
American Tower Corp., Class A (I)	48,780	2,552,657	1.25%
Cellcom Israel, Ltd. (L)	114,130	3,163,684	1.55%
CenturyLink, Inc.	52,758	2,133,006	1.05%
Deutsche Telekom AG	106,050	1,663,404	0.82%
Koninklijke (Royal) KPN NV	125,433	1,823,303	0.89%
Mobile TeleSystems, ADR	108,595	2,065,477	1.01%
NII Holdings, Inc. (I)	78,540	3,328,525	1.63%
SBA
Communications Corp.,
Class A (I)	29,730	1,135,389	0.56%
TDC A/S	223,614	2,043,739	1.00%
Telecomunicacoes de Sao
Paulo SA, ADR (L)	143,391	4,258,713	2.09%
Telenet Group Holding NV (I)	57,924	2,754,923	1.35%
Tim Participacoes SA, ADR (L)	40,800	2,007,768	0.98%
Vodafone Group PLC	645,306	1,714,986	0.84%
OTHER SECURITIES		10,519,210	5.16%
		41,164,784
Utilities - 48.34%
American Electric
Power Company, Inc.	105,050	3,958,284	1.94%
Calpine Corp. (I) (L)	167,190	2,696,775	1.32%
CenterPoint Energy, Inc.	156,650	3,031,178	1.49%
CEZ AS	83,172	4,279,465	2.10%
Cia de Saneamento de Minas Gerais	85,100	1,706,744	0.84%
Cia Paranaense de Energia, ADR (L)	36,520	991,883	0.49%
CMS Energy Corp. (L)	291,570	5,741,013	2.81%
Constellation Energy Group, Inc.	80,801	3,067,206	1.50%
Edison International	94,700	3,669,625	1.80%
Electricidade de Portugal SA	998,356	3,544,379	1.74%
Enagas SA	116,265	2,819,300	1.38%
Enersis SA, ADR (L)	70,970	1,639,407	0.80%
Fortum OYJ	93,782	2,716,006	1.33%
International Power PLC	463,602	2,393,743	1.17%
Light SA	128,780	2,422,696	1.19%
National Grid PLC	290,153	2,855,310	1.40%
NextEra Energy, Inc.	90,510	5,200,705	2.55%
NRG Energy, Inc. (I) (L)	94,012	2,310,815	1.13%
OGE Energy Corp. (L)	48,460	2,438,507	1.20%
PG &E Corp.	84,820	3,564,985	1.75%
PPL Corp. (L)	79,941	2,224,758	1.09%
Public Service
Enterprise Group, Inc.	152,690	4,983,802	2.44%
Red Electrica de Espana	53,022	3,203,974	1.57%
Scottish & Southern Energy PLC	97,849	2,188,600	1.07%
The AES Corp. (I)	382,790	4,876,745	2.39%
Tractebel Energia SA	142,200	2,505,687	1.23%
OTHER SECURITIES		17,552,149	8.62%
		98,583,741
TOTAL COMMON STOCKS (Cost $150,512,249)		$185,682,978

PREFERRED SECURITIES - 4.35%
Utilities - 4.35%
AES Tiete SA	103,736	1,680,355	0.82%
Cia Paranaense de Energia	31,600	840,291	0.41%
Eletropaulo Metropolitana
Eletricidade de Sao Paulo SA	82,800	1,796,436	0.88%
Nextera Energy, Inc. 7.000%	22,540	1,166,445	0.57%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Utilities Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
PREFERRED SECURITIES (continued)
Utilities (continued)
PPL Corp. 8.750%	18,810	$1,032,857	0.51%
PPL Corp. 9.500%	25,870	1,446,133	0.71%
OTHER SECURITIES		899,660	0.45%
		8,862,177
TOTAL PREFERRED SECURITIES (Cost $7,388,794)		$8,862,177

CORPORATE BONDS - 0.29%
Utilities - 0.29%		$590,425	0.29%
TOTAL CORPORATE BONDS (Cost $569,045)		$590,425

CONVERTIBLE BONDS - 0.97%
Consumer Discretionary - 0.62%
Virgin Media, Inc.
6.500%,	$708,000	1,266,435	0.62%
Telecommunication Services - 0.35%
SBA Communications Corp.
4.000%,	503,000	705,458	0.35%
TOTAL CONVERTIBLE BONDS (Cost $1,459,739)		$1,971,893

SECURITIES LENDING COLLATERAL - 16.75%
John Hancock Collateral
Investment Trust,
0.2447% (W) (Y)	3,413,499	34,161,955	16.75%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $34,161,696)		$34,161,955
Total Investments (Utilities Trust)
(Cost $194,091,523) - 113.40%		$231,269,428	113.40%
Other Assets And Liabilities, Net - (13.40%)		(27,322,984)	(13.40)%
TOTAL NET ASSETS - 100.00%		$203,946,444	100.00%

Value Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

COMMON STOCKS - 94.39%
Consumer Discretionary - 14.51%
Darden Restaurants, Inc.	144,361	$7,183,403	2.51%
Harley-Davidson, Inc.	221,623	9,079,894	3.17%
Mohawk Industries, Inc. (I)	87,168	5,229,208	1.82%
Newell Rubbermaid, Inc.	488,146	7,702,944	2.69%
Staples, Inc.	345,597	5,460,433	1.90%
Visteon Corp. (I)	30,057	2,056,199	0.72%
Whirlpool Corp.	60,090	4,886,519	1.70%
		41,598,600
Consumer Staples - 8.87%
Avon Products, Inc.	165,594	4,636,632	1.62%
ConAgra Foods, Inc.	316,177	8,160,528	2.85%
Safeway, Inc.	318,123	7,434,533	2.59%
Sysco Corp.	166,224	5,182,864	1.81%
		25,414,557
Energy - 9.21%
El Paso Corp.	424,114	8,567,103	2.99%
Murphy Oil Corp.	60,359	3,963,172	1.38%
Pioneer Natural Resources Company	62,146	5,566,417	1.94%
The Williams Companies, Inc.	275,061	8,320,595	2.90%
		26,417,287
Financials - 19.24%
ACE, Ltd.	94,202	$6,200,376	2.16%
BB &T Corp.	210,287	5,644,103	1.97%
Comerica, Inc.	144,539	4,996,713	1.74%
First Horizon National Corp.	84,293	804,155	0.28%
Marsh &
McLennan Companies, Inc.	203,850	6,358,082	2.22%
Northern Trust Corp.	126,435	5,810,953	2.03%
The Charles Schwab Corp.	354,073	5,824,501	2.03%
Weingarten Realty Investors	176,500	4,440,740	1.55%
Willis Group Holdings PLC	150,420	6,183,766	2.16%
Wintrust Financial Corp.	177,276	5,704,742	1.99%
Zions Bancorporation	132,707	3,186,295	1.11%
		55,154,426
Health Care - 4.64%
Brookdale Senior Living, Inc. (I)	281,904	6,836,172	2.39%
Healthsouth Corp. (I)	246,108	6,460,335	2.25%
		13,296,507
Industrials - 11.49%
Avery Dennison Corp.	181,788	7,022,470	2.45%
Goodrich Corp.	85,653	8,179,862	2.85%
Snap-On, Inc.	147,435	9,211,739	3.22%
Swift Transporation Company (I)	238,256	3,228,369	1.13%
The Babcock &
Wilcox Company (I)	190,695	5,284,158	1.84%
		32,926,598
Information Technology - 8.32%
Diebold, Inc.	174,642	5,415,648	1.89%
Fidelity National
Information Services, Inc.	224,835	6,922,670	2.41%
Flextronics International, Ltd. (I)	500,781	3,215,014	1.12%
Zebra
Technologies Corp., Class A (I)	196,864	8,301,755	2.90%
		23,855,087
Materials - 7.18%
Sonoco Products Company	164,585	5,849,351	2.04%
Valspar Corp.	161,575	5,826,395	2.03%
W.R. Grace & Company (I)	195,304	8,911,722	3.11%
		20,587,468
Telecommunication Services - 2.62%
TW Telecom, Inc. (I)	366,094	7,515,910	2.62%
Utilities - 8.31%
CenterPoint Energy, Inc.	293,348	5,676,284	1.98%
Edison International	216,241	8,379,339	2.92%
Great Plains Energy, Inc.	238,212	4,938,135	1.72%
Wisconsin Energy Corp.	154,099	4,831,004	1.69%
		23,824,762
TOTAL COMMON STOCKS (Cost $212,791,313)		$270,591,202

SHORT-TERM INVESTMENTS - 5.00%
Money Market Funds - 5.00%
State Street Institutional Liquid
Reserves Fund, 0.1511% (Y)	$14,321,089	$14,321,089	5.00%
TOTAL SHORT-TERM
INVESTMENTS (Cost $14,321,089)		$14,321,089
Total Investments (Value Trust)
(Cost $227,112,402) - 99.39%		$284,912,291	99.39%
Other Assets And Liabilities, Net - 0.61%		1,749,782	0.61%
TOTAL NET ASSETS - 100.00%		$286,662,073	100.00%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Value & Restructuring Trust
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
COMMON STOCKS - 100.66%
Consumer Discretionary - 4.51%
Ford Motor Company (I)	214,400	$2,956,576	0.91%
Newell Rubbermaid, Inc.	164,300	2,592,654	0.80%
TJX Companies, Inc.	157,800	8,289,234	2.55%
OTHER SECURITIES		834,538	0.25%
		14,673,002
Consumer Staples - 5.50%
Lorillard, Inc.	162,100	17,647,827	5.42%
OTHER SECURITIES		270,400	0.08%
		17,918,227
Energy - 22.79%
Alpha Natural Resources, Inc. (I)	243,800	11,078,272	3.40%
Anadarko Petroleum Corp.	93,600	7,184,736	2.21%
Apache Corp.	11,400	1,406,646	0.43%
ConocoPhillips	138,500	10,413,815	3.20%
CONSOL Energy, Inc.	213,500	10,350,480	3.18%
Devon Energy Corp.	133,800	10,544,778	3.24%
Murphy Oil Corp.	43,000	2,823,380	0.87%
Noble Energy, Inc.	95,500	8,559,665	2.63%
Petroleo Brasileiro SA, ADR	311,400	10,544,004	3.24%
OTHER SECURITIES		1,282,840	0.39%
		74,188,616
Financials - 13.52%
ACE, Ltd.	164,700	10,840,554	3.33%
AIA Group, Ltd. (I)	781,347	2,724,432	0.84%
Apollo Investment Corp.	208,000	2,123,680	0.65%
Invesco, Ltd.	248,000	5,803,200	1.78%
JPMorgan Chase & Company	140,100	5,735,694	1.76%
Loews Corp.	94,600	3,981,714	1.22%
MetLife, Inc. (L)	145,500	6,383,085	1.96%
PNC Financial Services Group, Inc.	64,600	3,850,806	1.18%
OTHER SECURITIES		2,572,548	0.80%
		44,015,713
Health Care - 6.17%
AmerisourceBergen Corp. (L)	244,200	10,109,880	3.10%
Baxter International, Inc.	59,500	3,551,555	1.09%
Pfizer, Inc.	201,000	4,140,600	1.27%
Warner Chilcott PLC, Class A	95,200	2,297,176	0.71%
		20,099,211
Industrials - 19.33%
Aecom Technology Corp. (I)(L)	88,400	2,416,856	0.74%
AerCap Holdings NV (I)	266,500	3,467,165	1.07%
AGCO Corp. (I)(L)	102,500	5,059,400	1.55%
Bombardier, Inc.	215,100	1,548,720	0.48%
Copa Holdings SA, Class A	98,195	6,553,534	2.01%
Eaton Corp.	179,300	9,224,985	2.83%
Stanley Black & Decker, Inc.	61,100	4,402,255	1.35%
Tyco International, Ltd.	120,000	5,931,600	1.82%
Union Pacific Corp.	159,800	16,683,120	5.13%
United Technologies Corp.	86,400	7,647,264	2.35%
		62,934,899
Information Technology - 8.59%
Cisco Systems, Inc.	110,100	1,718,661	0.53%
Harris Corp. (L)	212,200	9,561,732	2.94%
International
Business Machines Corp.	74,400	12,763,320	3.92%
Xerox Corp.	147,500	1,535,475	0.47%
OTHER SECURITIES		2,392,467	0.73%
		27,971,655
Materials - 15.72%
Celanese Corp., Series A	265,100	14,132,481	4.34%
Cliffs Natural Resources, Inc. (L)	42,600	$3,938,370	1.21%
Freeport-McMoRan Copper
& Gold, Inc.	161,200	8,527,480	2.62%
Grupo Mexico SAB de CV, Series B	1,250,000	4,127,343	1.27%
Lanxess AG	92,900	7,616,161	2.34%
Methanex Corp.	60,900	1,911,042	0.59%
PPG Industries, Inc.	22,300	2,024,617	0.62%
Schnitzer Steel Industries, Inc. (L)	43,700	2,517,120	0.77%
Southern Copper Corp. (L)	166,000	5,456,420	1.68%
OTHER SECURITIES		940,324	0.28%
		51,191,358
Telecommunication Services - 4.53%
America Movil SAB de CV,
Series L, ADR	245,300	13,216,764	4.06%
OTHER SECURITIES		1,513,728	0.47%
		14,730,492
TOTAL COMMON STOCKS (Cost $261,851,015)		$327,723,173

PREFERRED SECURITIES - 1.50%
Energy - 0.22%
Apache Corp., Series D 6.000% (L)	11,000	725,120	0.22%
Financials - 1.28%
Hartford Financial Services
Group, Inc., Series F 7.250% (L)	49,500	1,289,970	0.40%
OTHER SECURITIES		2,853,392	0.88%
		4,143,362
TOTAL PREFERRED SECURITIES (Cost $4,745,246)		$4,868,482

CONVERTIBLE BONDS - 0.23%
Financials - 0.23%
Apollo Investment Corp.
5.750%, 01/15/2016 (I)(S)	$753,000	$741,705	0.23%
TOTAL CONVERTIBLE BONDS (Cost $742,563)		$741,705

WARRANTS - 0.19%
Hartford Financial Services
Group, Inc. (Expiration Date:
06/26/2019, Strike
Price: $9.79) (I)	34,300	613,627	0.19%
TOTAL WARRANTS (Cost $548,281)		$613,627

SECURITIES LENDING COLLATERAL - 8.35%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	2,716,993	27,191,396	8.35%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $27,190,600)		$27,191,396

SHORT-TERM INVESTMENTS - 0.08%
Repurchase Agreement - 0.08%		$262,000	0.08%
TOTAL SHORT-TERM
INVESTMENTS (Cost $262,000)		$262,000
Total Investments (Value & Restructuring Trust)
(Cost $295,339,705) - 111.01%		$361,400,383	111.01%
Other Assets And Liabilities, Net - (11.01%)		(35,839,338)	(11.01)%
TOTAL NET ASSETS - 100.00%		$325,561,045	100.00%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Footnotes

Percentages are stated as a percent of net assets.

Key to Currency Abbreviations

EUR	- Euro
INR	- Indian Rupee
Key to Security Abbreviations and Legend
ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts
SPDR	- Standard & Poor’s Depositary Receipts
TBA	- To Be Announced
(A)	The subadviser is an affiliate of the adviser.
(F)	All or portion of this security is held at a broker to meet the margin requirements for futures contracts.
(G)	The Fund’s sub-adviser is shown parenthetically.
(I)	Non-income producing security.
(L)	All or a portion of the security is on loan as of June 30, 2011.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(S)	The securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the Fund, the adviser and/or subadviser.
Also, it represents the investment of securities lending collateral received.
(Y)	The rate shown is the annualized seven-day yield as of June 30, 2011.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
(2)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Assets and Liabilities — June 30, 2011 (Unaudited)

Assets	All Cap Core Trust	All Cap Value Trust	Alpha Opportunities Trust	American Asset Allocation Trust
Investments in unaffiliated issuers, at value	$343,503,164	$427,483,813	$807,292,151	$1,789,190,051
Investments in affiliated issuers, at value (Note 2)	43,305,163	14,116,365	91,899,635	—
Securities loaned, at value (Note 2)	42,186,254	13,774,826	89,279,868	—
Repurchase agreements, at value (Note 2)	—	24,708,000	49,000,000	—
Total investments, at value	428,994,581	480,083,004	1,037,471,654	1,789,190,051
Cash	—	124	15,916	—
Foreign currency, at value	—	—	22,463	—
Cash held at broker for futures contracts	383,843	—	—	—
Receivable for investments sold	11,704	3,192,738	11,852,700	1,193,521
Receivable for forward foreign currency exchange contracts (Note 3)	—	—	101,326	—
Receivable for fund shares sold	—	262,743	7,305	—
Dividends and interest receivable	397,002	194,529	629,672	—
Receivable for securities lending income	7,562	4,907	50,415	—
Receivable for futures variation margin	92,370	—	—	—
Other assets	78	36	45	129
Total assets	429,887,140	483,738,081	1,050,151,496	1,790,383,701

Liabilities
Payable for investments purchased	—	17,928,339	15,385,644	—
Payable for fund shares repurchased	71,064	3,334	—	1,159,948
Payable upon return of securities loaned (Note 2)	43,305,352	14,122,474	91,906,113	—
Payable to affiliates (Note 5)
Accounting and legal services fees	9,555	10,050	23,209	44,570
Trustees’ fees	112	—	328	638
Other liabilities and accrued expenses	30,351	33,685	83,870	91,146
Total liabilities	43,416,434	32,097,882	107,399,164	1,296,302

Net assets
Capital paid-in	$736,128,500	$375,936,792	$659,941,631	$1,561,774,639
Undistributed net investment income (loss)	2,852,743	1,026,863	615,152	863,582
Accumulated undistributed net realized gain (loss) on investments	(382,810,157)	17,455,533	209,002,066	(87,741,910)
Net unrealized appreciation (depreciation) on investments	30,299,620	57,221,011	73,193,483	314,191,088
Net assets	$386,470,706	$451,640,199	$942,752,332	$1,789,087,399
Investments in unaffiliated issuers, including repurchase agreements, at cost	$355,482,740	$408,745,891	$872,481,251	$1,474,998,963
Investments in affiliated issuers, at cost	$43,304,591	$14,116,123	$91,898,396	—
Foreign currency, at cost	—	—	$22,352	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$84,006,464	$36,838,149	$316,916	$210,821,709
Shares outstanding	4,671,372	4,170,568	19,608	18,201,717
Net asset value, offering price and redemption price per share	$17.98	$8.83	$16.16	$11.58

Series II
Net assets	$9,087,521	$33,876,726	—	$1,421,867,463
Shares outstanding	506,581	3,846,445	—	122,819,944
Net asset value, offering price and redemption price per share	$17.94	$8.81	—	$11.58

Series III
Net assets	—	—	—	$156,398,227
Shares outstanding	—	—	—	13,491,190
Net asset value, offering price and redemption price per share	—	—	—	$11.59

Series NAV
Net assets	$293,376,721	$380,925,324	$942,435,416	—
Shares outstanding	16,307,171	43,283,071	58,281,655	—
Net asset value, offering price and redemption price per share	$17.99	$8.80	$16.17	—

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Assets and Liabilities — June 30, 2011 (Unaudited)

Assets	American Blue Chip Income and Growth Trust	American Bond Trust	American Fundamental Holdings Trust	American Global Diversification Trust
Investments in unaffiliated issuers, at value	$288,445,152	$959,573,667	$1,179,077,354	$874,931,941
Total investments, at value	288,445,152	959,573,667	1,179,077,354	874,931,941
Receivable for investments sold	—	10,001,941	420,491	850,064
Receivable for fund shares sold	1,467,296	7,877	1,007	421
Other assets	35	103	79	76
Total assets	289,912,483	969,583,588	1,179,498,931	875,782,502

Liabilities
Payable for investments purchased	1,340,096	—	—	—
Payable for fund shares repurchased	123,767	9,993,130	396,787	831,518
Payable to affiliates (Note 5)
Accounting and legal services fees	7,090	24,314	29,399	21,910
Trustees’ fees	53	424	538	458
Other liabilities and accrued expenses	23,135	56,302	66,230	52,330
Total liabilities	1,494,141	10,074,170	492,954	906,216

Net assets
Capital paid-in	$267,255,963	$1,006,419,650	$1,016,016,176	$804,467,703
Undistributed net investment income (loss)	254,880	1,637,848	(83,695)	1,711,105
Accumulated undistributed net realized gain (loss) on investments	(18,151,776)	(61,939,446)	(46,123,648)	(47,328,326)
Net unrealized appreciation (depreciation) on investments	39,059,275	13,391,366	209,197,144	116,025,804
Net assets	$288,418,342	$959,509,418	$1,179,005,977	$874,876,286
Investments in unaffiliated issuers, including repurchase agreements, at cost	$249,385,877	$946,182,301	$969,880,210	$758,906,137

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$44,602,221	$8,100,542	$2,704,859	$10,251,043
Shares outstanding	3,798,965	655,200	251,724	953,282
Net asset value, offering price and redemption price per share	$11.74	$12.36	$10.75	$10.75

Series II
Net assets	$78,043,486	$727,946,628	$1,112,021,739	$864,523,930
Shares outstanding	6,650,783	58,933,645	103,476,063	80,424,058
Net asset value, offering price and redemption price per share	$11.73	$12.35	$10.75	$10.75

Series III
Net assets	$165,772,635	$223,462,248	$64,279,379	$101,313
Shares outstanding	14,118,895	18,068,435	5,972,341	9,409
Net asset value, offering price and redemption price per share	$11.74	$12.37	$10.76	$10.77

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Assets and Liabilities — June 30, 2011 (Unaudited)

Assets	American Global Growth Trust	American Global Small Capitalization Trust	American Growth Trust	American Growth-Income Trust
Investments in unaffiliated issuers, at value	$194,931,018	$104,849,037	$1,311,591,570	$1,205,009,376
Total investments, at value	194,931,018	104,849,037	1,311,591,570	1,205,009,376
Receivable for fund shares sold	306,729	854,595	9,841,252	3,172,653
Other assets	38	27	86	65
Total assets	195,237,785	105,703,659	1,321,432,908	1,208,182,094

Liabilities
Payable for investments purchased	302,407	852,947	9,790,204	3,106,890
Payable for fund shares repurchased	399	—	26,260	43,262
Payable to affiliates (Note 5)
Accounting and legal services fees	4,863	2,608	32,234	29,988
Trustees’ fees	102	93	621	628
Other liabilities and accrued expenses	20,950	17,265	72,001	68,462
Total liabilities	328,721	872,913	9,921,320	3,249,230

Net assets
Capital paid-in	$220,710,627	$110,886,937	$1,321,211,182	$1,214,480,457
Undistributed net investment income (loss)	(120,628)	961,366	(615,609)	(453,158)
Accumulated undistributed net realized gain (loss) on investments	(31,566,133)	(40,516,912)	(100,742,726)	(100,495,631)
Net unrealized appreciation (depreciation) on investments	5,885,198	33,499,355	91,658,741	91,401,196
Net assets	$194,909,064	$104,830,746	$1,311,511,588	$1,204,932,864
Investments in unaffiliated issuers, including repurchase agreements, at cost	$189,045,820	$71,349,682	$1,219,932,829	$1,113,608,180

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$669,563	$254,537	$112,048,592	$229,885,171
Shares outstanding	56,753	25,033	6,775,070	14,789,185
Net asset value, offering price and redemption price per share	$11.80	$10.17	$16.54	$15.54

Series II
Net assets	$190,522,163	$69,430,771	$1,099,490,414	$893,383,229
Shares outstanding	16,184,211	6,859,527	66,732,733	57,595,990
Net asset value, offering price and redemption price per share	$11.77	$10.12	$16.48	$15.51

Series III
Net assets	$3,717,338	$35,145,438	$99,972,582	$81,664,464
Shares outstanding	315,407	3,459,968	6,058,850	5,256,621
Net asset value, offering price and redemption price per share	$11.79	$10.16	$16.50	$15.54

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Assets and Liabilities — June 30, 2011 (Unaudited)

Assets	American High-Income Bond Trust	American International Trust	American New World Trust	Balanced Trust
Investments in unaffiliated issuers, at value	$105,515,342	$845,308,017	$99,188,472	$124,111,670
Investments in affiliated issuers, at value (Note 2)	—	—	—	3,597,777
Securities loaned, at value (Note 2)	—	—	—	3,514,760
Total investments, at value	105,515,342	845,308,017	99,188,472	131,224,207
Foreign currency, at value	—	—	—	47,352
Receivable for investments sold	30,220	3,802,896	—	507,725
Receivable for fund shares sold	74,553	—	236,893	114
Dividends and interest receivable	—	—	—	409,631
Receivable for securities lending income	—	—	—	1,369
Other assets	30	57	27	51
Total assets	105,620,145	849,110,970	99,425,392	132,190,449

Liabilities
Payable for investments purchased	—	—	180,953	1,185,247
Payable for fund shares repurchased	103,223	3,786,575	53,993	223
Payable upon return of securities loaned (Note 2)	—	—	—	3,598,144
Payable to affiliates (Note 5)
Accounting and legal services fees	2,660	21,301	2,494	3,059
Trustees’ fees	30	458	80	—
Other liabilities and accrued expenses	16,220	52,010	16,582	35,786
Total liabilities	122,133	3,860,344	254,102	4,822,459

Net assets
Capital paid-in	$101,796,634	$896,578,142	$98,187,476	$112,150,141
Undistributed net investment income (loss)	1,041,579	(579,665)	160,918	1,089,393
Accumulated undistributed net realized gain (loss) on investments	(8,422,406)	(53,848,798)	(16,731,212)	1,867,394
Net unrealized appreciation (depreciation) on investments	11,082,205	3,100,947	17,554,108	12,261,062
Net assets	$105,498,012	$845,250,626	$99,171,290	$127,367,990
Investments in unaffiliated issuers, including repurchase agreements, at cost	$94,433,137	$842,207,070	$81,634,364	$115,365,840
Investments in affiliated issuers, at cost	—	—	—	$3,597,732
Foreign currency, at cost	—	—	—	$47,262

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$1,026,151	$108,854,231	$8,517,179	$820,152
Shares outstanding	89,819	6,397,958	614,070	47,857
Net asset value, offering price and redemption price per share	$11.42	$17.01	$13.87	$17.14

Series II
Net assets	$60,539,026	$694,033,323	$87,685,525	—
Shares outstanding	5,309,990	40,851,899	6,330,354	—
Net asset value, offering price and redemption price per share	$11.40	$16.99	$13.85	—

Series III
Net assets	$43,932,835	$42,363,072	$2,968,586	—
Shares outstanding	3,850,152	2,493,276	214,188	—
Net asset value, offering price and redemption price per share	$11.41	$16.99	$13.86	—

Series NAV
Net assets	—	—	—	$126,547,838
Shares outstanding	—	—	—	7,381,932
Net asset value, offering price and redemption price per share	—	—	—	$17.14

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Assets and Liabilities — June 30, 2011 (Unaudited)

Assets	Blue Chip Growth Trust	Capital Appreciation Trust	Capital Appreciation Value Trust	Core Allocation Trust
Investments in unaffiliated issuers, at value	$1,790,782,332	$1,063,243,163	$328,052,063	—
Investments in affiliated issuers, at value (Note 2)	60,971,536	75,221,749	15,562,601	—
Investments in affiliated funds, at value (Note 9)	—	—	—	$120,937,604
Securities loaned, at value (Note 2)	59,650,932	73,635,690	15,208,906	—
Repurchase agreements, at value (Note 2)	—	—	1,995,000	—
Total investments, at value	1,911,404,800	1,212,100,602	360,818,570	120,937,604
Cash	—	—	723	—
Foreign currency, at value	—	—	80,014	—
Receivable for investments sold	7,811,830	18,302,735	1,027,676	46,658
Receivable for fund shares sold	170,075	99,796	15	—
Dividends and interest receivable	1,194,143	700,793	772,435	—
Receivable for securities lending income	9,537	21,628	4,609	—
Other assets	147	133	24	21
Total assets	1,920,590,532	1,231,225,687	362,704,066	120,984,283

Liabilities
Due to custodian	—	334,194	—	—
Payable for investments purchased	3,371,014	4,742,125	1,800,217	—
Payable for fund shares repurchased	184,874	158,095	81,196	45,726
Payable upon return of securities loaned (Note 2)	60,977,196	75,226,989	15,569,240	—
Written options, at value (Note 3)	—	—	660,204	—
Payable to affiliates (Note 5)
Accounting and legal services fees	45,303	28,151	8,510	2,958
Trustees’ fees	682	918	113	—
Other liabilities and accrued expenses	84,697	67,409	41,012	26,670
Total liabilities	64,663,766	80,557,881	18,160,492	75,354

Net assets
Capital paid-in	$1,776,612,428	$1,066,881,155	$272,864,753	$110,193,964
Undistributed net investment income (loss)	734,702	1,544,589	2,302,070	(185,101)
Accumulated undistributed net realized gain (loss) on investments	(395,543,034)	(193,035,204)	29,523,937	1,044,733
Net unrealized appreciation (depreciation) on investments	474,122,670	275,277,266	39,852,814	9,855,333
Net assets	$1,855,926,766	$1,150,667,806	$344,543,574	$120,908,929
Investments in unaffiliated issuers, including repurchase agreements, at cost	$1,376,311,915	$861,602,247	$305,734,672	—
Investments in affiliated issuers, at cost	$60,970,215	$75,221,156	$15,562,190	$111,082,271
Foreign currency, at cost	—	—	$80,059	—
Premiums received on written options	—	—	$990,909	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$317,365,706	$211,632,193	$848,622	$12,227,190
Shares outstanding	14,709,524	19,659,965	69,652	731,142
Net asset value, offering price and redemption price per share	$21.58	$10.76	$12.18	$16.72

Series II
Net assets	$135,694,612	$82,929,638	$336,306,547	$108,628,461
Shares outstanding	6,326,483	7,781,984	27,655,658	6,501,809
Net asset value, offering price and redemption price per share	$21.45	$10.66	$12.16	$16.71

Series NAV
Net assets	$1,402,866,448	$856,105,975	$7,388,405	$53,277
Shares outstanding	65,116,125	79,518,148	606,955	3,186
Net asset value, offering price and redemption price per share	$21.54	$10.77	$12.17	$16.72

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Assets and Liabilities — June 30, 2011 (Unaudited)

Assets	Core Allocation Plus Trust	Core Disciplined Diversification Trust	Core Diversified Growth & Income Trust	Core Fundamental Holdings Trust
Investments in unaffiliated issuers, at value	$211,564,456	—	$2,528,602	$174,268,996
Investments in affiliated issuers, at value (Note 2)	16,051,678	—	—	—
Investments in affiliated funds, at value (Note 9)	—	$201,269,223	1,683,840	116,125,635
Securities loaned, at value (Note 2)	15,644,940	—	—	—
Repurchase agreements, at value (Note 2)	47,600,000	—	—	—
Total investments, at value	290,861,074	201,269,223	4,212,442	290,394,631
Cash	44,229	—	2,614	—
Foreign currency, at value	139,725	—	—	—
Cash held at broker for futures contracts	1,292,536	—	—	—
Cash collateral for swap contracts	425,000	—	—	—
Receivable for investments sold	3,743,488	—	49	—
Receivable for forward foreign currency exchange contracts (Note 3)	48,353	—	—	—
Receivable for fund shares sold	1,677	101,223	—	29,779
Dividends and interest receivable	942,413	—	—	—
Receivable for securities lending income	7,870	—	—	—
Receivable for futures variation margin	244,238	—	—	—
Receivable due from adviser	—	—	111	—
Other assets	28	33	19	48
Total assets	297,750,631	201,370,479	4,215,235	290,424,458

Liabilities
Payable for investments purchased	3,296,724	99,453	—	23,738
Payable for delayed delivery securities purchased	8,919,751	—	—	—
Payable for forward foreign currency exchange contracts (Note 3)	75,141	—	—	—
Payable for fund shares repurchased	46,420	—	—	1,448
Payable upon return of securities loaned (Note 2)	16,050,301	—	—	—
Swap contracts, at value (Note 3)	965,316	—	—	—
Payable to affiliates (Note 5)
Accounting and legal services fees	6,652	4,840	99	7,128
Trustees’ fees	5	—	—	—
Investment management fees	—	116	—	68
Other liabilities and accrued expenses	50,813	27,210	17,927	30,744
Total liabilities	29,411,123	131,619	18,026	63,126

Net assets
Capital paid-in	$220,974,654	$180,860,623	$3,925,484	$260,928,660
Undistributed net investment income (loss)	2,342,305	(332,049)	(2,134)	(318,094)
Accumulated undistributed net realized gain (loss) on investments	26,740,409	1,546,727	(40,808)	2,445,673
Net unrealized appreciation (depreciation) on investments	18,282,140	19,163,559	314,667	27,305,093
Net assets	$268,339,508	$201,238,860	$4,197,209	$290,361,332
Investments in unaffiliated issuers, including repurchase agreements, at cost	$256,975,875	—	$2,353,075	$159,343,945
Investments in affiliated issuers, at cost	$16,051,454	$182,105,664	$1,544,700	$103,745,593
Foreign currency, at cost	$139,610	—	—	—
Net unamortized upfront payment on swaps	($960,013)	—	—	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$27,505,063	—	$3,227,209	$27,312
Shares outstanding	2,405,120	—	255,517	1,671.93
Net asset value, offering price and redemption price per share	$11.44	—	$12.63	$16.34

Series II
Net assets	$162,050,574	$201,210,980	$752,633	$267,828,514
Shares outstanding	14,173,418	11,425,872	59,648	16,406,277
Net asset value, offering price and redemption price per share	$11.43	$17.61	$12.62	$16.32

Series III
Net assets	—	—	$108,372	$22,505,507
Shares outstanding	—	—	8,577.19	1,377,411
Net asset value, offering price and redemption price per share	—	—	$12.63	$16.34

Series NAV
Net assets	$78,783,871	$27,880	$108,995	—
Shares outstanding	6,887,878	1,582	8,625	—
Net asset value, offering price and redemption price per share	$11.44	$17.62	$12.64	—

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Assets and Liabilities — June 30, 2011 (Unaudited)

Assets	Core Global Diversification Trust	Disciplined Diversification Trust	Emerging Markets Value Trust	Equity- Income Trust
Investments in unaffiliated issuers, at value	$207,846,795	$347,703,856	$1,029,518,416	$2,059,178,032
Investments in affiliated issuers, at value (Note 2)	—	22,226,704	43,551,573	101,281,867
Investments in affiliated funds, at value (Note 9)	139,086,977	—	—	—
Securities loaned, at value (Note 2)	—	21,677,654	42,151,175	98,854,508
Total investments, at value	346,933,772	391,608,214	1,115,221,164	2,259,314,407
Foreign currency, at value	—	536,428	1,714,554	—
Receivable for investments sold	—	19,042	1,984,175	4,115,496
Receivable for fund shares sold	508,537	1,735	39,940	50,296
Dividends and interest receivable	—	1,722,118	3,540,946	4,005,129
Receivable for securities lending income	—	10,364	10,710	20,131
Other assets	165	30	102	110
Total assets	347,442,474	393,897,931	1,122,511,591	2,267,505,569

Liabilities
Payable for investments purchased	501,393	76,767	1,841,165	8,270,540
Payable for fund shares repurchased	1,538	17,852	—	268,295
Payable upon return of securities loaned (Note 2)	—	22,223,541	43,544,756	101,316,841
Payable to affiliates (Note 5)
Accounting and legal services fees	8,458	9,231	26,819	53,327
Trustees’ fees	18	3	646	300
Investment management fees	115	—	—	—
Other liabilities and accrued expenses	31,815	117,651	305,937	219,237
Total liabilities	543,337	22,445,045	45,719,323	110,128,540

Net assets
Capital paid-in	$317,712,391	$291,186,744	$649,039,712	$1,960,251,596
Undistributed net investment income (loss)	(385,287)	3,755,604	6,897,227	24,905,970
Accumulated undistributed net realized gain (loss) on investments	4,612,161	(244,346)	188,976,276	(172,474,416)
Net unrealized appreciation (depreciation) on investments	24,959,872	76,754,884	231,879,053	344,693,879
Net assets	$346,899,137	$371,452,886	$1,076,792,268	$2,157,377,029
Investments in unaffiliated issuers, including repurchase agreements, at cost	$194,545,264	$292,632,002	$839,817,549	$1,813,331,630
Investments in affiliated issuers, at cost	$127,428,636	$22,225,909	$43,550,706	$101,281,676

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$179,640	$214,428	$9,388,662	$361,027,216
Shares outstanding	10,790	16,677	608,776	24,866,184
Net asset value, offering price and redemption price per share	$16.65	$12.86	$15.42	$14.52

Series II
Net assets	$328,144,643	$235,307,739	—	$201,269,736
Shares outstanding	19,718,081	18,301,913	—	13,907,014
Net asset value, offering price and redemption price per share	$16.64	$12.86	—	$14.47

Series III
Net assets	$18,574,854	—	—	—
Shares outstanding	1,115,112	—	—	—
Net asset value, offering price and redemption price per share	$16.66	—	—	—

Series NAV
Net assets	—	$135,930,719	$1,067,403,606	$1,595,080,077
Shares outstanding	—	10,568,266	69,252,173	110,146,529
Net asset value, offering price and redemption price per share	—	$12.86	$15.41	$14.48

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Assets and Liabilities — June 30, 2011 (Unaudited)

Assets	Financial Services Trust	Franklin Templeton Founding Allocation Trust	Fundamental All Cap Core Trust (formerly Optimized All Cap Trust)	Fundamental Large Cap Value Trust (formerly Optimized Value Trust)
Investments in unaffiliated issuers, at value	$156,315,362	—	$1,356,605,441	$243,726,536
Investments in affiliated issuers, at value (Note 2)	8,468,184	—	—	—
Investments in affiliated funds, at value (Note 9)	—	$1,389,945,265	—	—
Securities loaned, at value (Note 2)	8,150,972	—	—	—
Repurchase agreements, at value (Note 2)	1,237,000	—	4,750,000	12,122,000
Total investments, at value	174,171,518	1,389,945,265	1,361,355,441	255,848,536
Cash	319	—	24,339,574	14,050,195
Foreign currency, at value	4,723	—	—	—
Receivable for investments sold	62,738	727,908	—	—
Receivable for fund shares sold	—	31,397	33,110	7,244
Dividends and interest receivable	240,411	—	2,251,668	273,109
Receivable for securities lending income	6,770	—	—	—
Other assets	37	139	161	62
Total assets	174,486,516	1,390,704,709	1,387,979,954	270,179,146

Liabilities
Payable for investments purchased	—	—	—	19,467,687
Payable for fund shares repurchased	545,013	748,443	618,963	—
Payable upon return of securities loaned (Note 2)	8,473,146	—	—	—
Payable to affiliates (Note 5)
Accounting and legal services fees	4,196	34,833	34,709	5,689
Trustees’ fees	102	506	397	—
Other liabilities and accrued expenses	30,891	67,150	82,239	24,074
Total liabilities	9,053,348	850,932	736,308	19,497,450

Net assets
Capital paid-in	$156,451,024	$1,556,044,056	$1,682,408,540	$633,340,626
Undistributed net investment income (loss)	1,890,035	(2,162,991)	10,582,205	2,106,693
Accumulated undistributed net realized gain (loss) on investments	(3,205,179)	(149,006,612)	(308,411,922)	(392,225,041)
Net unrealized appreciation (depreciation) on investments	10,297,288	(15,020,676)	2,664,823	7,459,418
Net assets	$165,433,168	$1,389,853,777	$1,387,243,646	$250,681,696
Investments in unaffiliated issuers, including repurchase agreements, at cost	$155,406,628	—	$1,358,690,533	$248,389,118
Investments in affiliated issuers, at cost	$8,467,744	$1,404,965,941	—	—
Foreign currency, at cost	$4,716	—	—	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$115,008,079	$47,818,053	$139,906,704	$271,664
Shares outstanding	9,553,680	4,498,132	10,239,811	25,820
Net asset value, offering price and redemption price per share	$12.04	$10.63	$13.66	$10.52

Series II
Net assets	$28,738,320	$1,332,928,797	$68,449,042	$13,962,630
Shares outstanding	2,398,808	125,303,559	5,017,937	1,319,220
Net asset value, offering price and redemption price per share	$11.98	$10.64	$13.64	$10.58

Series NAV
Net assets	$21,686,769	$9,106,927	$1,178,887,900	$236,447,402
Shares outstanding	1,803,877	856,752	85,962,958	22,474,679
Net asset value, offering price and redemption price per share	$12.02	$10.63	$13.71	$10.52

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Assets and Liabilities — June 30, 2011 (Unaudited)

Assets	Fundamental Value Trust	Global Trust	Growth Equity Trust	Health Sciences Trust
Investments in unaffiliated issuers, at value	$1,603,246,294	$668,911,671	$427,947,567	$172,278,807
Investments in affiliated issuers, at value (Note 2)	114,214,576	21,523,332	47,358,099	—
Investments in affiliated funds, at value (Note 9)	—	—	—	—
Securities loaned, at value (Note 2)	111,578,707	20,781,278	46,357,877	—
Repurchase agreements, at value (Note 2)	—	—	4,708,000	—
Total investments, at value	1,829,039,577	711,216,281	526,371,543	172,278,807
Cash	196	148,475	958	—
Foreign currency, at value	189,456	403,737	—	553,071
Receivable for investments sold	7,546,709	2,497,121	9,455,814	1,709,406
Receivable for fund shares sold	3,209,206	40,200	4,298	393,565
Dividends and interest receivable	3,331,213	2,684,434	317,907	85,264
Receivable for securities lending income	43,731	70,738	7,142	—
Other assets	138	59	72	169,666
Total assets	1,843,360,226	717,061,045	536,157,734	175,189,779

Liabilities
Capital gains tax withholding	—	—	—	19,403
Payable for investments purchased	4,441,042	1,121,174	9,561,650	235,952
Payable for fund shares repurchased	133,180	1,488,738	—	109,321
Payable upon return of securities loaned (Note 2)	114,224,234	21,500,639	47,361,170	—
Written options, at value (Note 3)	—	—	—	2,718,996
Payable to affiliates (Note 5)
Accounting and legal services fees	42,988	17,232	11,658	4,218
Trustees’ fees	761	226	165	—
Other liabilities and accrued expenses	176,730	140,630	44,690	200,937
Total liabilities	119,018,935	24,268,639	56,979,333	3,288,827

Net assets
Capital paid-in	$2,149,717,954	$766,607,145	$460,565,371	$132,398,872
Undistributed net investment income (loss)	7,700,188	10,605,385	524,143	(551,225)
Accumulated undistributed net realized gain (loss) on investments	(708,146,593)	(78,654,448)	(68,384,753)	4,088,334
Net unrealized appreciation (depreciation) on investments	275,069,742	(5,765,676)	86,473,640	35,964,971
Net assets	$1,724,341,291	$692,792,406	$479,178,401	$171,900,952
Investments in unaffiliated issuers, including repurchase agreements, at cost	$1,439,781,038	$695,479,434	$392,539,653	$137,327,012
Investments in affiliated issuers, at cost	$114,211,907	$21,522,767	$47,358,250	—
Foreign currency, at cost	$189,330	$399,976	—	$554,703
Premiums received on written options	—	—	—	$3,751,695

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$401,491,174	$182,091,836	—	$68,960,835
Shares outstanding	27,287,268	11,538,243	—	3,749,028
Net asset value, offering price and redemption price per share	$14.71	$15.78	—	$18.39

Series II
Net assets	$318,710,715	$34,912,389	—	$66,558,958
Shares outstanding	21,720,809	2,221,017	—	3,697,616
Net asset value, offering price and redemption price per share	$14.67	$15.72	—	$18.00

Series NAV
Net assets	$1,004,139,402	$475,788,181	$479,178,401	$36,381,159
Shares outstanding	68,446,534	30,171,167	39,969,160	1,970,943
Net asset value, offering price and redemption price per share	$14.67	$15.77	$11.99	$18.46

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Assets and Liabilities — June 30, 2011 (Unaudited)

Assets	Heritage Trust	International Core Trust	International Growth Stock Trust	International Opportunities Trust
Investments in unaffiliated issuers, at value	$127,655,041	$785,566,627	$185,631,168	$483,712,202
Investments in affiliated issuers, at value (Note 2)	18,209,282	32,583,175	—	—
Securities loaned, at value (Note 2)	17,824,217	30,877,052	—	—
Total investments, at value	163,688,540	849,026,854	185,631,168	483,712,202
Foreign currency, at value	2,592	2,477,068	169,379	383,224
Cash held at broker for futures contracts	—	5,095,439	—	—
Receivable for investments sold	2,039,079	—	297,197	2,356,605
Receivable for forward foreign currency exchange contracts (Note 3)	22	549,694	—	14,418
Receivable for fund shares sold	—	224,839	1,287	18,068
Dividends and interest receivable	38,472	2,409,137	559,009	979,072
Receivable for securities lending income	4,067	141,985	—	—
Receivable for futures variation margin	—	201,985	—	—
Other assets	23	62	17	70
Total assets	165,772,795	860,127,063	186,658,057	487,463,659

Liabilities
Due to custodian	76,216	—	—	—
Payable for investments purchased	974,890	3,527	—	5,388,771
Payable for forward foreign currency exchange contracts (Note 3)	11,867	1,142,586	—	2,377,252
Payable for fund shares repurchased	17,074	7,382,547	—	35,176
Payable upon return of securities loaned (Note 2)	18,205,880	32,555,204	—	—
Payable to affiliates (Note 5)
Accounting and legal services fees	3,551	21,559	4,050	11,892
Trustees’ fees	55	305	—	262
Other liabilities and accrued expenses	24,210	269,900	56,727	104,527
Total liabilities	19,313,743	41,375,628	60,777	7,917,880

Net assets
Capital paid-in	$88,596,677	$931,413,093	$166,939,191	$692,792,208
Undistributed net investment income (loss)	(116,926)	12,264,345	2,525,735	2,784,988
Accumulated undistributed net realized gain (loss) on investments	30,142,619	(182,154,161)	1,968,339	(259,872,578)
Net unrealized appreciation (depreciation) on investments	27,836,682	57,228,158	15,164,015	43,841,161
Net assets	$146,459,052	$818,751,435	$186,597,280	$479,545,779
Investments in unaffiliated issuers, including repurchase agreements, at cost	$117,630,853	$759,164,299	$170,470,239	$437,510,801
Investments in affiliated issuers, at cost	$18,209,159	$32,582,622	—	—
Foreign currency, at cost	$2,592	$2,458,325	$169,206	$382,491

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	—	$61,044,025	—	$3,764,858
Shares outstanding	—	5,799,403	—	300,369
Net asset value, offering price and redemption price per share	—	$10.53	—	$12.53

Series II
Net assets	—	$29,595,781	—	$33,387,463
Shares outstanding	—	2,792,355	—	2,656,549
Net asset value, offering price and redemption price per share	—	$10.60	—	$12.57

Series NAV
Net assets	$146,459,052	$728,111,629	$186,597,280	$442,393,458
Shares outstanding	10,207,051	69,353,167	12,839,288	35,311,117
Net asset value, offering price and redemption price per share	$14.35	$10.50	$14.53	$12.53

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Assets and Liabilities — June 30, 2011 (Unaudited)

Assets	International Small Company Trust	International Value Trust	Large Cap Trust	Lifestyle Balanced PS Series
Investments in unaffiliated issuers, at value	$126,684,786	$1,059,788,402	$154,321,494	—
Investments in affiliated issuers, at value (Note 2)	3,394,521	20,660,412	16,765,217	—
Investments in affiliated funds, at value (Note 9)	—	—	—	$59,834
Securities loaned, at value (Note 2)	3,192,062	19,737,929	16,365,675	—
Repurchase agreements, at value (Note 2)	—	—	2,538,000	—
Total investments, at value	133,271,369	1,100,186,743	189,990,386	59,834
Cash	—	81,459	689	10,016
Foreign currency, at value	309,005	3,286,560	—	—
Receivable for investments sold	8,422	8,886,949	637,589	—
Receivable for fund shares sold	47,056	—	871	—
Dividends and interest receivable	246,970	4,925,524	221,789	—
Receivable for securities lending income	11,444	141,393	3,149	—
Receivable due from adviser	—	—	—	181
Other assets	36	88	48	—
Total assets	133,894,302	1,117,508,716	190,854,521	70,031

Liabilities
Payable for investments purchased	30,780	10,673,155	628,093	—
Payable for fund shares repurchased	82,913	194,345	6,241	—
Payable upon return of securities loaned (Note 2)	3,396,213	20,633,514	16,764,112	—
Payable to affiliates (Note 5)
Accounting and legal services fees	3,266	26,383	4,363	—
Trustees’ fees	171	1,176	68	—
Other liabilities and accrued expenses	56,496	294,631	36,626	10,200
Total liabilities	3,569,839	31,823,204	17,439,503	10,200

Net assets
Capital paid-in	$482,886,936	$1,469,228,753	$413,837,290	$60,000
Undistributed net investment income (loss)	(112,725)	21,279,183	1,748,853	(17)
Accumulated undistributed net realized gain (loss) on investments	(348,501,443)	(433,718,190)	(261,702,278)	—
Net unrealized appreciation (depreciation) on investments	(3,948,305)	28,895,766	19,531,153	(152)
Net assets	$130,324,463	$1,085,685,512	$173,415,018	$59,831
Investments in unaffiliated issuers, including repurchase agreements, at cost	$133,829,135	$1,050,644,288	$153,694,331	—
Investments in affiliated issuers, at cost	$3,394,503	$20,660,362	$16,764,902	$59,986
Foreign currency, at cost	$307,266	$3,280,779	—	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$56,333,273	$155,428,213	$150,212,842	—
Shares outstanding	5,215,497	12,035,670	11,491,779	—
Net asset value, offering price and redemption price per share	$10.80	$12.91	$13.07	—

Series II
Net assets	$33,933,631	$134,478,435	$10,767,874	$59,831
Shares outstanding	3,145,581	10,440,366	826,483	4,855
Net asset value, offering price and redemption price per share	$10.79	$12.88	$13.03	$12.32

Series NAV
Net assets	$40,057,559	$795,778,864	$12,434,302	—
Shares outstanding	3,709,598	61,996,544	953,638	—
Net asset value, offering price and redemption price per share	$10.80	$12.84	$13.04	—

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Assets and Liabilities — June 30, 2011 (Unaudited)

Assets	Lifestyle Conservative PS Series	Lifestyle Growth PS Series	Lifestyle Moderate PS Series	Mid Cap Stock Trust
Investments in affiliated funds, at value	—	—	$145,658	$693,401,892
Investments in affiliated issuers, at value (Note 2)	—	—	—	145,734,263
Investments in affiliated funds, at value (Note 9)	$24,901	$242,586	—	—
Securities loaned, at value (Note 2)	—	—	—	142,449,841
Repurchase agreements, at value (Note 2)	—	—	—	10,200,000
Total investments, at value	24,901	242,586	145,658	991,785,996
Cash	10,024	10,024	10,024	29,872
Foreign currency, at value	—	—	—	2,013
Receivable for investments sold	—	—	9	4,902,220
Receivable for fund shares sold	—	218,088	—	756,838
Dividends and interest receivable	—	—	—	154,294
Receivable for securities lending income	—	—	—	43,308
Receivable due from adviser	185	185	185	—
Other assets	—	—	—	70
Total assets	35,110	470,883	155,876	997,674,611

Liabilities
Payable for investments purchased	—	218,088	—	2,203,905
Payable for fund shares repurchased	—	—	8	—
Payable upon return of securities loaned (Note 2)	—	—	—	145,740,692
Payable to affiliates (Note 5)
Accounting and legal services fees	—	—	—	21,090
Trustees’ fees	—	—	—	108
Other liabilities and accrued expenses	10,213	10,213	10,213	91,161
Total liabilities	10,213	228,301	10,221	148,056,956

Net assets
Capital paid-in	$25,000	$243,088	$144,993	$763,624,823
Undistributed net investment income (loss)	(16)	(16)	(18)	(4,672,164)
Accumulated undistributed net realized gain (loss) on investments	—	—	—	(34,507,896)
Net unrealized appreciation (depreciation) on investments	(87)	(490)	680	125,172,892
Net assets	$24,897	$242,582	$145,655	$849,617,655
Investments in unaffiliated issuers, including repurchase agreements, at cost	—	—	$144,978	$720,883,070
Investments in affiliated issuers, at cost	$24,988	$243,076	—	$145,730,263
Foreign currency, at cost	—	—	—	$2,006

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	—	—	—	$225,598,969
Shares outstanding	—	—	—	14,541,918
Net asset value, offering price and redemption price per share	—	—	—	$15.51

Series II
Net assets	$24,897	$242,582	$145,655	$141,319,814
Shares outstanding	2,000	19,803	11,763	9,309,372
Net asset value, offering price and redemption price per share	$12.45	$12.25	$12.38	$15.18

Series NAV
Net assets	—	—	—	$482,698,872
Shares outstanding	—	—	—	30,966,262
Net asset value, offering price and redemption price per share	—	—	—	$15.59

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Assets and Liabilities — June 30, 2011 (Unaudited)

Assets	Mid Cap Value Equity Trust	Mid Value Trust	Mutual Shares Trust	Natural Resources Trust
Investments in unaffiliated issuers, at value	$120,291,951	$650,124,702	$599,479,779	$247,471,022
Investments in affiliated issuers, at value (Note 2)	20,468,094	167,597,452	42,622,105	26,009,465
Securities loaned, at value (Note 2)	19,967,922	163,537,066	41,368,070	25,408,694
Repurchase agreements, at value (Note 2)	195,000	—	8,130,000	4,500,000
Total investments, at value	160,922,967	981,259,220	691,599,954	303,389,181
Cash	528	—	61	63,443
Foreign currency, at value	—	51,811	11,710,252	16,011
Receivable for investments sold	1,671,866	1,638,616	2,033,458	2,683,134
Receivable for forward foreign currency exchange contracts (Note 3)	—	—	1,013,813	—
Receivable for fund shares sold	—	—	—	3,754
Dividends and interest receivable	138,636	918,264	1,582,547	397,609
Receivable for securities lending income	5,072	86,357	14,707	11,869
Other assets	26	81	74	45
Total assets	162,739,095	983,954,349	707,954,866	306,565,046

Liabilities
Payable for investments purchased	329,720	690,636	918,184	2,767,761
Payable for forward foreign currency exchange contracts (Note 3)	—	—	1,330,743	—
Payable for fund shares repurchased	11,460	689,416	89,732	222,541
Payable upon return of securities loaned (Note 2)	20,462,215	167,590,507	42,623,151	26,006,650
Payable to affiliates (Note 5)
Accounting and legal services fees	3,536	20,337	16,528	7,088
Trustees’ fees	50	172	163	58
Other liabilities and accrued expenses	23,267	66,717	109,926	40,152
Total liabilities	20,830,248	169,057,785	45,088,427	29,044,250

Net assets
Capital paid-in	$92,380,156	$649,772,285	$668,799,973	$369,559,288
Undistributed net investment income (loss)	787,448	2,842,662	14,031,761	723,523
Accumulated undistributed net realized gain (loss) on investments	15,161,246	6,643,492	(95,004,020)	(111,603,142)
Net unrealized appreciation (depreciation) on investments	33,579,997	155,638,125	75,038,725	18,841,127
Net assets	$141,908,847	$814,896,564	$662,866,439	$277,520,796
Investments in unaffiliated issuers, including repurchase agreements, at cost	$106,875,235	$658,031,511	$573,824,003	$258,540,395
Investments in affiliated issuers, at cost	$20,467,735	$167,590,211	$42,621,751	$26,008,953
Foreign currency, at cost	—	$51,585	$11,504,894	$15,684

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	—	$316,436,245	$191,437,340	$17,714,520
Shares outstanding	—	26,919,532	18,360,618	1,389,084
Net asset value, offering price and redemption price per share	—	$11.75	$10.43	$12.75

Series II
Net assets	—	$100,253,067	—	$174,677,141
Shares outstanding	—	8,530,394	—	13,863,333
Net asset value, offering price and redemption price per share	—	$11.75	—	$12.60

Series NAV
Net assets	$141,908,847	$398,207,252	$471,429,099	$85,129,135
Shares outstanding	10,804,317	33,962,565	45,210,813	6,783,375
Net asset value, offering price and redemption price per share	$13.13	$11.72	$10.43	$12.55

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Assets and Liabilities — June 30, 2011 (Unaudited)

Assets	Real Estate Securities Trust	Science & Technology Trust	Small Cap Growth Trust	Small Cap Opportunities Trust
Investments in unaffiliated issuers, at value	$352,428,492	$417,352,585	$371,424,258	$160,816,060
Investments in affiliated issuers, at value (Note 2)	72,868,613	16,352,159	86,347,865	20,170,041
Securities loaned, at value (Note 2)	71,235,171	20,182,906	84,244,741	19,621,837
Repurchase agreements, at value (Note 2)	1,799,000	12,633,000	12,900,000	—
Total investments, at value	498,331,276	466,520,650	554,916,864	200,607,938
Cash	636	227	25,921	—
Foreign currency, at value	—	2,304,918	—	—
Receivable for investments sold	1,249,863	1,422,287	5,038,943	29,042
Receivable for fund shares sold	—	—	—	2,895
Dividends and interest receivable	1,123,909	41,232	49,058	92,560
Receivable for securities lending income	17,366	48,193	52,973	7,926
Other assets	33	230	74	50
Total assets	500,723,083	470,337,737	560,083,833	200,740,411

Liabilities
Payable for investments purchased	787,248	8,276,747	8,020,908	340,886
Payable for fund shares repurchased	454,927	434,345	173,292	46,098
Payable upon return of securities loaned (Note 2)	72,882,622	20,972,732	86,336,569	20,170,860
Payable to affiliates (Note 5)
Accounting and legal services fees	10,589	11,206	11,497	4,520
Trustees’ fees	51	40	—	31
Other liabilities and accrued expenses	38,679	48,818	54,268	45,332
Total liabilities	74,174,116	29,743,888	94,596,534	20,607,727

Net assets
Capital paid-in	$1,005,965,653	$465,872,692	$328,405,080	$200,886,198
Undistributed net investment income (loss)	8,690,642	(990,906)	(1,283,685)	71,385
Accumulated undistributed net realized gain (loss) on investments	(672,190,889)	(75,022,664)	78,262,724	(67,443,514)
Net unrealized appreciation (depreciation) on investments	84,083,561	50,734,727	60,103,180	46,618,615
Net assets	$426,548,967	$440,593,849	$465,487,299	$180,132,684
Investments in unaffiliated issuers, including repurchase agreements, at cost	$341,371,597	$399,423,909	$408,468,624	$133,819,510
Investments in affiliated issuers, at cost	$72,868,249	$16,351,804	$86,345,060	$20,169,813
Foreign currency, at cost	—	$2,315,319	—	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$110,643,224	$371,928,365	$108,443,155	$41,212,403
Shares outstanding	8,696,412	20,886,638	9,451,810	1,946,562
Net asset value, offering price and redemption price per share	$12.72	$17.81	$11.47	$21.17

Series II
Net assets	$84,197,727	$55,339,146	$45,959,886	$41,454,421
Shares outstanding	6,612,546	3,154,139	4,065,536	1,973,164
Net asset value, offering price and redemption price per share	$12.73	$17.54	$11.30	$21.01

Series NAV
Net assets	$231,708,016	$13,326,338	$311,084,258	$97,465,860
Shares outstanding	18,310,562	745,655	27,028,129	4,628,155
Net asset value, offering price and redemption price per share	$12.65	$17.87	$11.51	$21.06

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Assets and Liabilities — June 30, 2011 (Unaudited)

Assets	Small Cap Value Trust	Small Company Growth Trust	Small Company Value Trust	Smaller Company Growth Trust
Investments in unaffiliated issuers, at value	$464,161,491	$95,134,753	$306,278,382	$210,620,353
Investments in affiliated issuers, at value (Note 2)	137,226,996	15,452,530	111,194,257	37,416,779
Securities loaned, at value (Note 2)	133,834,968	15,081,494	108,451,746	36,469,036
Repurchase agreements, at value (Note 2)	21,500,000	—	—	4,089,000
Total investments, at value	756,723,455	125,668,777	525,924,385	288,595,168
Cash	89,606	—	—	894
Cash held at broker for futures contracts	—	—	—	165,000
Receivable for investments sold	1,186,233	1,358,179	1,005,571	1,598,089
Receivable for fund shares sold	—	—	25,097	8,667
Dividends and interest receivable	479,128	28,602	394,239	60,794
Receivable for securities lending income	23,938	4,941	22,703	16,440
Receivable for futures variation margin	—	—	—	7,150
Other assets	47	30	43	46
Total assets	758,502,407	127,060,529	527,372,038	290,452,248

Liabilities
Payable for investments purchased	133,901	318,285	262,004	919,757
Payable for fund shares repurchased	924,828	8,769	93,556	29,762
Payable upon return of securities loaned (Note 2)	137,221,861	15,451,183	111,191,007	37,423,559
Payable to affiliates (Note 5)
Accounting and legal services fees	15,200	2,729	10,215	6,247
Trustees’ fees	—	35	138	78
Other liabilities and accrued expenses	50,508	21,930	42,271	33,081
Total liabilities	138,346,298	15,802,931	111,599,191	38,412,484

Net assets
Capital paid-in	$459,732,513	$133,074,389	$372,853,929	$192,220,429
Undistributed net investment income (loss)	4,574,514	(282,834)	649,337	(714,746)
Accumulated undistributed net realized gain (loss) on investments	5,015,885	(52,502,711)	(43,968,103)	17,495,286
Net unrealized appreciation (depreciation) on investments	150,833,197	30,968,754	86,237,684	43,038,795
Net assets	$620,156,109	$111,257,598	$415,772,847	$252,039,764
Investments in unaffiliated issuers, including repurchase agreements, at cost	$468,670,640	$79,248,062	$328,498,641	$208,175,321
Investments in affiliated issuers, at cost	$137,219,618	$15,451,961	$111,188,067	$37,416,147

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$247,042,951	—	$100,795,098	$98,047,713
Shares outstanding	12,336,737	—	5,569,970	5,194,207
Net asset value, offering price and redemption price per share	$20.02	—	$18.10	$18.88

Series II
Net assets	$49,032,548	—	$90,979,823	$25,690,619
Shares outstanding	2,456,164	—	5,075,143	1,365,648
Net asset value, offering price and redemption price per share	$19.96	—	$17.93	$18.81

Series NAV
Net assets	$324,080,610	$111,257,598	$223,997,926	$128,301,432
Shares outstanding	16,208,851	6,290,438	12,406,125	6,791,282
Net asset value, offering price and redemption price per share	$19.99	$17.69	$18.06	$18.89

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Assets and Liabilities — June 30, 2011 (Unaudited)

Assets	Strategic Allocation Trust	U.S. Equity Trust (formerly U.S. Multi Sector Trust)	Utilities Trust	Value Trust
Investments in unaffiliated issuers, at value	$8,282,020	$799,040,643	$163,854,001	$284,912,291
Investments in affiliated issuers, at value (Note 2)	—	32,534,055	34,161,955	—
Securities loaned, at value (Note 2)	—	31,835,961	33,253,472	—
Total investments, at value	8,282,020	863,410,659	231,269,428	284,912,291
Cash	27,551	—	6,852,646	—
Foreign currency, at value	673,463	—	5,536	—
Cash held at broker for futures contracts	642,750	—	—	—
Receivable for investments sold	—	351	882,763	1,856,986
Receivable for forward foreign currency exchange contracts (Note 3)	16,946	—	168,455	—
Receivable for fund shares sold	61,099	6,665	189,033	280,894
Dividends and interest receivable	41,497	1,153,314	912,150	375,690
Receivable for securities lending income	—	16,141	11,467	—
Receivable for futures variation margin	89,596	—	—	—
Receivable due from adviser	210	—	—	—
Other assets	20,750	64	70	31
Total assets	9,855,882	864,587,194	240,291,548	287,425,892

Liabilities
Payable for investments purchased	—	—	1,441,049	703,708
Payable for forward foreign currency exchange contracts (Note 3)	1,345	—	393,231	—
Payable for fund shares repurchased	—	—	298,836	24,526
Payable upon return of securities loaned (Note 2)	—	32,554,395	34,169,567	—
Payable to affiliates (Note 5)
Accounting and legal services fees	232	20,605	4,988	7,167
Trustees’ fees	5	286	—	22
Other liabilities and accrued expenses	14,688	57,733	37,433	28,396
Total liabilities	16,270	32,633,019	36,345,104	763,819

Net assets
Capital paid-in	$10,105,500	$878,521,030	$199,141,971	$267,051,389
Undistributed net investment income (loss)	(6,189)	8,850,619	6,027,269	1,813,677
Accumulated undistributed net realized gain (loss) on investments	(620,169)	(177,240,412)	(38,171,052)	(40,002,882)
Net unrealized appreciation (depreciation) on investments	360,470	121,822,938	36,948,256	57,799,889
Net assets	$9,839,612	$831,954,175	$203,946,444	$286,662,073
Investments in unaffiliated issuers, including repurchase agreements, at cost	$8,283,467	$709,053,873	$159,929,827	$227,112,402
Investments in affiliated issuers, at cost	—	$32,533,848	$34,161,696	—
Foreign currency, at cost	$672,732	—	$5,531	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	—	—	$133,016,975	$226,257,760
Shares outstanding	—	—	10,354,693	12,691,408
Net asset value, offering price and redemption price per share	—	—	$12.85	$17.83

Series II
Net assets	—	—	$32,367,705	$36,570,549
Shares outstanding	—	—	2,540,047	2,059,034
Net asset value, offering price and redemption price per share	—	—	$12.74	$17.76

Series NAV
Net assets	$9,839,612	$831,954,175	$38,561,764	$23,833,764
Shares outstanding	808,669	65,418,811	3,004,640	1,338,121
Net asset value, offering price and redemption price per share	$12.17	$12.72	$12.83	$17.81

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Assets and Liabilities — June 30, 2011 (Unaudited)

Assets	Value & Restructuring Trust
Investments in unaffiliated issuers, at value	$307,388,610
Investments in affiliated issuers, at value (Note 2)	27,191,396
Securities loaned, at value (Note 2)	26,558,377
Repurchase agreements, at value (Note 2)	262,000
Total investments, at value	361,400,383
Cash	252
Receivable for investments sold	1,463,431
Dividends and interest receivable	397,775
Receivable for securities lending income	8,532
Other assets	55
Total assets	363,270,428

Liabilities
Payable for investments purchased	835,676
Payable for fund shares repurchased	9,649,570
Payable upon return of securities loaned (Note 2)	27,182,155
Payable to affiliates (Note 5)
Accounting and legal services fees	9,428
Trustees’ fees	5
Other liabilities and accrued expenses	32,549
Total liabilities	37,709,383

Net assets
Capital paid-in	$392,514,130
Undistributed net investment income (loss)	3,356,990
Accumulated undistributed net realized gain (loss) on investments	(136,371,569)
Net unrealized appreciation (depreciation) on investments	66,061,494
Net assets	$325,561,045
Investments in unaffiliated issuers, including repurchase agreements, at cost	$268,149,105
Investments in affiliated issuers, at cost	$27,190,600

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series NAV
Net assets	$325,561,045
Shares outstanding	22,484,126
Net asset value, offering price and redemption price per share	$14.48

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Operations — June 30, 2011 (Unaudited)

Investment Income	All Cap Core Trust	All Cap Value Trust	Alpha Opportunities Trust	American Asset Allocation Trust
Dividends	$3,412,738	$2,324,630	$5,678,298	$7,213,862
Interest	2,807	691	10,732	13,424
Securities lending	69,598	20,078	398,814	—
Less foreign taxes withheld	—	(12,734)	(151,914)	—
Total investment income	3,485,143	2,332,665	5,935,930	7,227,286

Expenses
Investment management fees (Note 5)	1,489,883	1,551,401	4,550,109	—
Series I distribution and service fees (Note 5)	21,054	9,355	79	644,511
Series II distribution and service fees (Note 5)	11,318	42,999	—	5,353,255
Series III distribution and service fees (Note 5)	—	—	—	194,057
Accounting and legal services fees (Note 5)	26,191	26,950	63,632	122,234
Professional fees	13,769	13,770	19,170	17,843
Printing and postage	4,738	10,430	8,595	23,211
Custodian fees	12,454	32,013	119,413	6,003
Trustees’ fees (Note 5)	3,342	3,365	8,207	15,641
Registration and filing fees	1,912	1,785	2,145	2,105
Other	5,387	3,594	7,546	10,672
Total expenses before reductions and amounts recaptured	1,590,048	1,695,662	4,778,896	6,389,532
Net expense reductions and amounts recaptured (Note 5)	(5,258)	(5,475)	(12,827)	(24,551)
Total expenses	1,584,790	1,690,187	4,766,069	6,364,981
Net investment income (loss)	1,900,353	642,478	1,169,861	862,305

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	31,479,007	20,044,295	90,853,056 [1]	(14,975,533)
Investments in affiliated issuers	1,384	(498)	2,488	—
Futures contracts	115,115	—	—	—
Foreign currency transactions	—	28	(34,846)	—
	31,595,506	20,043,825	90,820,698	(14,975,533)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(1,292,064)	1,617,023	(42,333,492)[2]	105,474,170
Investments in affiliated issuers	1,511	1,184	9,984	—
Futures contracts	36,985	—	—	—
Translation of assets and liabilities in foreign currencies	—	21	91,548	—
	(1,253,568)	1,618,228	(42,231,960)	105,474,170
Net realized and unrealized gain (loss)	30,341,938	21,662,053	48,588,738	90,498,637

Increase (decrease) in net assets from operations	$32,242,291	$22,304,531	$49,758,599	$91,360,942

1	Net of India foreign taxes of $1,031.
2	Net of $9,517 decrease in deferred India foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Operations — June 30, 2011 (Unaudited)

Investment income	American Blue Chip Income and Growth Trust	American Bond Trust	American Fundamental Holdings Trust	American Global Diversification Trust
Dividends	$925,607	$4,799,540	$4,575,566	$5,314,284
Total investment income	925,607	4,799,540	4,575,566	5,314,284

Expenses
Investment management fees (Note 5)	—	—	250,039	187,055
Series I distribution and service fees (Note 5)	131,127	23,938	7,286	26,101
Series II distribution and service fees (Note 5)	303,050	2,774,140	4,184,737	3,282,357
Series III distribution and service fees (Note 5)	197,471	263,021	79,279	124
Accounting and legal services fees (Note 5)	19,195	65,297	80,343	60,012
Professional fees	8,693	12,662	14,098	12,336
Printing and postage	3,299	12,941	15,700	11,613
Custodian fees	6,003	6,003	6,003	6,003
Trustees’ fees (Note 5)	2,426	8,321	10,344	7,783
Registration and filing fees	2,012	2,880	3,235	3,135
Other	1,314	5,621	8,197	6,660
Total expenses before reductions and amounts recaptured	674,590	3,174,824	4,659,261	3,603,179
Net expense reductions and amounts recaptured (Note 5)	(3,863)	(13,132)	—	—
Total expenses	670,727	3,161,692	4,659,261	3,603,179
Net investment income (loss)	254,880	1,637,848	(83,695)	1,711,105

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(897,788)	(6,121,878)	(6,015,105)	(1,773,837)
	(897,788)	(6,121,878)	(6,015,105)	(1,773,837)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	10,419,021	26,807,736	50,683,575	26,857,027
	10,419,021	26,807,736	50,683,575	26,857,027
Net realized and unrealized gain (loss)	9,521,233	20,685,858	44,668,470	25,083,190

Increase (decrease) in net assets from operations	$9,776,113	$22,323,706	$44,584,775	$26,794,295

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Operations — June 30, 2011 (Unaudited)

Investment income	American Global Growth Trust	American Global Small Capitalization Trust	American Growth Trust	American Growth-Income Trust
Dividends	$653,485	$1,303,469	$4,187,179	$3,848,826
Interest	—	—	—	4,733
Total investment income	653,485	1,303,469	4,187,179	3,853,559

Expenses
Series I distribution and service fees (Note 5)	1,510	508	333,593	707,860
Series II distribution and service fees (Note 5)	735,085	272,192	4,217,668	3,424,008
Series III distribution and service fees (Note 5)	4,359	42,986	118,360	100,788
Accounting and legal services fees (Note 5)	13,553	7,255	90,387	83,478
Professional fees	8,217	7,680	14,955	14,343
Printing and postage	2,739	1,571	17,532	16,391
Custodian fees	6,003	6,003	6,003	6,003
Trustees’ fees (Note 5)	1,767	974	11,727	10,882
Registration and filing fees	2,962	3,203	3,679	2,291
Other	1,596	1,191	7,005	6,552
Total expenses before reductions and amounts recaptured	777,791	343,563	4,820,909	4,372,596
Net expense reductions and amounts recaptured (Note 5)	(2,725)	(1,460)	(18,121)	(16,753)
Total expenses	775,066	342,103	4,802,788	4,355,843
Net investment income (loss)	(121,581)	961,366	(615,609)	(502,284)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(3,107,957)	161,229	(5,012,663)	(7,635,669)
	(3,107,957)	161,229	(5,012,663)	(7,635,669)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	12,849,996	(704,551)	81,232,399	60,269,929
	12,849,996	(704,551)	81,232,399	60,269,929
Net realized and unrealized gain (loss)	9,742,039	(543,322)	76,219,736	52,634,260

Increase (decrease) in net assets from operations	$9,620,458	$418,044	$75,604,127	$52,131,976

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Operations — June 30, 2011 (Unaudited)

Investment income	American High-Income Bond Trust	American International Trust	American New World Trust	Balanced Trust
Dividends	$1,354,470	$2,574,353	$547,339	$844,939
Interest	—	—	—	550,202
Securities lending	—	—	—	12,196
Less foreign taxes withheld	—	—	—	(35,790)
Total investment income	1,354,470	2,574,353	547,339	1,371,547

Expenses
Investment management fees (Note 5)	—	—	—	474,970
Series I distribution and service fees (Note 5)	1,209	346,039	24,182	187
Series II distribution and service fees (Note 5)	231,605	2,668,516	334,669	—
Series III distribution and service fees (Note 5)	54,253	47,362	3,506	—
Accounting and legal services fees (Note 5)	7,185	58,493	6,769	7,704
Professional fees	7,628	12,190	7,618	18,106
Printing and postage	1,432	11,018	1,174	826
Custodian fees	6,003	6,003	6,003	20,488
Trustees’ fees (Note 5)	907	7,647	903	941
Registration and filing fees	2,990	3,609	1,870	1,578
Other	1,125	4,942	1,095	3,302
Total expenses before reductions and amounts recaptured	314,337	3,165,819	387,789	528,102
Net expense reductions and amounts recaptured (Note 5)	(1,446)	(11,801)	(1,368)	(21,491)
Total expenses	312,891	3,154,018	386,421	506,611
Net investment income (loss)	1,041,579	(579,665)	160,918	864,936

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	88,349	(6,404,958)	(422,268)	1,418,573
Investments in affiliated issuers	—	—	—	79
Foreign currency transactions	—	—	—	875
	88,349	(6,404,958)	(422,268)	1,419,527

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	3,429,829	42,872,925	893,918	2,811,977
Investments in affiliated issuers	—	—	—	166
Translation of assets and liabilities in foreign currencies	—	—	—	(935)
	3,429,829	42,872,925	893,918	2,811,208
Net realized and unrealized gain (loss)	3,518,178	36,467,967	471,650	4,230,735

Increase (decrease) in net assets from operations	$4,559,757	$35,888,302	$632,568	$5,095,671

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Operations — June 30, 2011 (Unaudited)

Investment income	Blue Chip Growth Trust	Capital Appreciation Trust	Capital Appreciation Value Trust	Core Allocation Trust
Dividends	$7,595,635	$4,693,997	$2,637,851	—
Interest	132,024	439,977	1,567,600	—
Securities lending	67,421	108,265	29,228	—
Less foreign taxes withheld	(10,283)	(88,828)	(40,110)	—
Total investment income	7,784,797	5,153,411	4,194,569	—

Expenses
Investment management fees (Note 5)	7,203,145	3,980,918	1,457,534	$26,519
Series I distribution and service fees (Note 5)	81,237	53,503	228	2,769
Series II distribution and service fees (Note 5)	174,054	106,419	420,756	118,686
Accounting and legal services fees (Note 5)	125,283	77,191	23,286	7,259
Professional fees	25,079	20,437	16,323	17,485
Printing and postage	21,528	14,350	4,199	859
Custodian fees	47,935	42,577	26,978	6,003
Trustees’ fees (Note 5)	16,140	9,823	2,969	861
Registration and filing fees	2,265	3,337	1,903	2,631
Other	13,916	12,216	5,165	2,559
Total expenses before reductions and amounts recaptured	7,710,582	4,320,771	1,959,341	185,631
Net expense reductions and amounts recaptured (Note 5)	(300,952)	(15,504)	(66,842)	(530)
Total expenses	7,409,630	4,305,267	1,892,499	185,101
Net investment income (loss)	375,167	848,144	2,302,070	(185,101)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	98,243,122	66,594,192	26,590,448	—
Investments in affiliated issuers	(2,454)	(307)	(182)	232,772
Written options	—	—	(963,547)	—
Foreign currency transactions	1,894	(39,132)	7,900	—
	98,242,562	66,554,753	25,634,619	232,772

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	20,274,287	24,589,460	(8,960,761)	—
Investments in affiliated issuers	11,319	9,544	111	4,500,333
Written options	—	—	556,976	—
Translation of assets and liabilities in foreign currencies	(686)	67	185	—
	20,284,920	24,599,071	(8,403,489)	4,500,333
Net realized and unrealized gain (loss)	118,527,482	91,153,824	17,231,130	4,733,105

Increase (decrease) in net assets from operations	$118,902,649	$92,001,968	$19,533,200	$4,548,004

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Operations — June 30, 2011 (Unaudited)

Investment income	Core Allocation Plus Trust	Core Disciplined Diversification Trust	Core Diversified Growth & Income Trust	Core Fundamental Holdings Trust
Dividends	$1,469,059	—	$7,545	$524,524
Interest	1,544,588	—	—	—
Securities lending	69,410	—	—	—
Less foreign taxes withheld	(45,100)	—	—	—
Total investment income	3,037,957	—	7,545	524,524

Expenses
Investment management fees (Note 5)	1,184,691	$44,876	794	68,144
Series I distribution and service fees (Note 5)	6,845	—	4,902	47
Series II distribution and service fees (Note 5)	202,892	224,346	2,028	690,077
Series III distribution and service fees (Note 5)	—	—	80	16,208
Accounting and legal services fees (Note 5)	17,642	12,282	256	18,560
Professional fees	17,830	17,939	8,471	19,410
Printing and postage	2,921	1,421	15	2,558
Custodian fees	51,523	6,003	6,003	6,003
Trustees’ fees (Note 5)	2,179	1,443	31	2,226
Registration and filing fees	3,069	2,317	3,344	3,395
Other	4,438	2,045	2,972	3,178
Total expenses before reductions and amounts recaptured	1,494,030	312,672	28,896	829,806
Net expense reductions and amounts recaptured (Note 5)	(3,553)	19,377	(19,217)	12,812
Total expenses	1,490,477	332,049	9,679	842,618
Net investment income (loss)	1,547,480	(332,049)	(2,134)	(318,094)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	14,822,867	—	10,447	250,830
Investments in affiliated issuers	1,044	970,475	6,499	245,312
Capital gain distributions received from unaffiliated underlying funds	—	—	16,929	1,618,979
Futures contracts	741,561	—	—	—
Swap contracts	23,405	—	—	—
Foreign currency transactions	71,206	—	—	—
	15,660,083	970,475	33,875	2,115,121

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(4,992,958)	—	55,750	3,567,025
Investments in affiliated issuers	1,324	6,629,401	61,983	4,356,868
Futures contracts	38,755	—	—	—
Swap contracts	(3,896)	—	—	—
Translation of assets and liabilities in foreign currencies	3,461	—	—	—
	(4,953,314)	6,629,401	117,733	7,923,893
Net realized and unrealized gain (loss)	10,706,769	7,599,876	151,608	10,039,014

Increase (decrease) in net assets from operations	$12,254,249	$7,267,827	$149,474	$9,720,920

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Operations — June 30, 2011 (Unaudited)

Investment income	Core Global Diversification Trust	Disciplined Diversification Trust	Emerging Markets Value Trust	Equity- Income Trust
Dividends	$628,125	$3,268,255	$13,903,681	$25,978,150
Interest	—	1,590,153	1,753	89,978
Securities lending	—	73,256	112,961	242,947
Less foreign taxes withheld	—	(178,450)	(1,167,264)	(180,590)
Total investment income	628,125	4,753,214	12,851,131	26,130,485

Expenses
Investment management fees (Note 5)	80,645	1,320,033	5,122,084	8,032,754
Series I distribution and service fees (Note 5)	262	63	2,463	88,909
Series II distribution and service fees (Note 5)	838,804	301,118	—	235,745
Series III distribution and service fees (Note 5)	13,057	—	—	—
Accounting and legal services fees (Note 5)	21,950	24,708	72,903	135,331
Professional fees	19,722	17,878	22,589	25,689
Printing and postage	3,009	3,883	12,039	24,806
Custodian fees	6,003	185,872	543,550	78,669
Trustees’ fees (Note 5)	2,641	3,062	9,513	17,334
Registration and filing fees	3,302	1,977	1,713	2,319
Other	3,342	5,285	23,989	14,869
Total expenses before reductions and amounts recaptured	992,737	1,863,879	5,810,843	8,656,425
Net expense reductions and amounts recaptured (Note 5)	20,675	(4,974)	(14,718)	(336,381)
Total expenses	1,013,412	1,858,905	5,796,125	8,320,044
Net investment income (loss)	(385,287)	2,894,309	7,055,006	17,810,441

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	348,166	1,269,904 [1]	57,281,222	43,882,521
Investments in affiliated issuers	439,302	59	2	(12,563)
Capital gain distributions received from unaffiliated underlying funds	1,661,898	—	—	—
Foreign currency transactions	—	4,524	(1,576)	61,741
	2,449,366	1,274,487	57,279,648	43,931,699

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	4,840,795	10,826,549 [2]	(101,904,373)	25,526,610
Investments in affiliated issuers	5,187,483	1,726	4,971	24,368
Translation of assets and liabilities in foreign currencies	—	(1,889)	(45,709)	(7,161)
	10,028,278	10,826,386	(101,945,111)	25,543,817
Net realized and unrealized gain (loss)	12,477,644	12,100,873	(44,665,463)	69,475,516

Increase (decrease) in net assets from operations	$12,092,357	$14,995,182	($37,610,457)	$87,285,957

1	Net of India foreign taxes of $109.
2	Not of $7,312 decrease in deferred India foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Operations — June 30, 2011 (Unaudited)

Investment income	Financial Services Trust	Franklin Templeton Founding Allocation Trust	Fundamental All Cap Core Trust (formerly Optimized All Cap Trust)	Fundamental Large Cap Value Trust (formerly Optimized Value Trust)
Dividends	$1,942,966	—	$12,124,733	$2,466,537
Interest	1,608	—	61,539	194
Securities lending	19,014	—	—	—
Less foreign taxes withheld	(24,329)	—	(257,206)	(53,434)
Total investment income	1,939,259	—	11,929,066	2,413,297

Expenses
Investment management fees (Note 5)	714,040	$305,275	4,735,661	782,536
Series I distribution and service fees (Note 5)	30,450	11,934	36,024	77
Series II distribution and service fees (Note 5)	38,876	1,682,969	88,771	18,104
Accounting and legal services fees (Note 5)	11,843	95,227	95,414	15,530
Professional fees	13,470	22,933	14,263	11,982
Printing and postage	2,280	17,315	17,274	3,202
Custodian fees	22,389	6,003	82,329	4,523
Trustees’ fees (Note 5)	1,563	12,215	12,184	1,900
Registration and filing fees	2,080	2,374	2,229	1,894
Other	3,424	9,897	11,723	4,485
Total expenses before reductions and amounts recaptured	840,415	2,166,142	5,095,872	844,233
Net expense reductions and amounts recaptured (Note 5)	(2,385)	—	(19,147)	(3,102)
Total expenses	838,030	2,166,142	5,076,725	841,131
Net investment income (loss)	1,101,229	(2,166,142)	6,852,341	1,572,166

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	7,754,953	—	279,790,259	28,289,129
Investments in affiliated issuers	(733)	(18,797,984)	—	—
Foreign currency transactions	(10,486)	—	1,175	124
	7,743,734	(18,797,984)	279,791,434	28,289,253

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(5,756,566)	—	(205,495,315)	(14,800,327)
Investments in affiliated issuers	1,554	113,013,157	—	—
Translation of assets and liabilities in foreign currencies	(1,245)	—	(2,159)	(398)
	(5,756,257)	113,013,157	(205,497,474)	(14,800,725)
Net realized and unrealized gain (loss)	1,987,477	94,215,173	74,293,960	13,488,528

Increase (decrease) in net assets from operations	$3,088,706	$92,049,031	$81,146,301	$15,060,694

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Operations — June 30, 2011 (Unaudited)

Investment income	Fundamental Value Trust	Global Trust	Growth Equity Trust	Health Sciences Trust
Dividends	$17,358,338	$13,237,649	$1,830,375	$431,197
Interest	266,198	3,127	153	50,546
Securities lending	159,344	514,267	49,893	—
Less foreign taxes withheld	(408,489)	(1,091,916)	(17,701)	(20,092)
Total investment income	17,375,391	12,663,127	1,862,720	461,651

Expenses
Investment management fees (Note 5)	6,628,353	2,808,184	1,757,908	813,893
Series I distribution and service fees (Note 5)	105,007	45,576	—	15,384
Series II distribution and service fees (Note 5)	411,298	43,445	—	77,053
Accounting and legal services fees (Note 5)	118,983	46,986	31,650	10,615
Professional fees	22,189	17,429	15,891	14,253
Printing and postage	22,627	8,690	5,882	1,747
Custodian fees	217,781	237,579	31,278	25,713
Trustees’ fees (Note 5)	15,358	6,025	4,083	1,257
Registration and filing fees	2,130	2,212	1,640	2,041
Other	14,207	7,017	6,076	3,329
Total expenses before reductions and amounts recaptured	7,557,933	3,223,143	1,854,408	965,285
Net expense reductions and amounts recaptured (Note 5)	(23,849)	(44,460)	(6,404)	(44,171)
Total expenses	7,534,084	3,178,683	1,848,004	921,114
Net investment income (loss)	9,841,307	9,484,444	14,716	(459,463)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	37,540,576	29,859,592	31,125,632	4,177,983
Investments in affiliated issuers	6,745	4,827	2,590	—
Written options	—	—	—	2,142,372
Foreign currency transactions	40,431	(46,255)	—	18,759
	37,587,752	29,818,164	31,128,222	6,339,114

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	2,577,597	20,886,508	(11,616,782)	20,079,936 [1]
Investments in affiliated issuers	3,020	557	748	—
Written options	—	—	—	(705,355)
Translation of assets and liabilities in foreign currencies	1,031	(13,615)	—	(3,781)
	2,581,648	20,873,450	(11,616,034)	19,370,800
Net realized and unrealized gain (loss)	40,169,400	50,691,614	19,512,188	25,709,914
Increase (decrease) in net assets from operations	$50,010,707	$60,176,058	$19,526,904	$25,250,451

1	Net of $6,379 increase in deferred India foreign withheld taxes.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Operations — June 30, 2011 (Unaudited)

Investment income	Heritage Trust	International Core Trust	International Growth Stock Trust	International Opportunities Trust
Dividends	$499,016	$20,515,796	$3,520,057	$5,618,893
Interest	168	2,124	8,502	892
Securities lending	28,739	991,511	—	—
Less foreign taxes withheld	(184)	(1,955,582)	(256,520)	(598,166)
Total investment income	527,739	19,553,849	3,272,039	5,021,619

Expenses
Investment management fees (Note 5)	610,057	3,823,623	670,047	2,120,129
Series I distribution and service fees (Note 5)	—	15,241	—	1,087
Series II distribution and service fees (Note 5)	—	36,291	—	44,672
Accounting and legal services fees (Note 5)	9,644	58,778	10,548	32,858
Professional fees	11,798	28,218	13,610	17,600
Printing and postage	1,622	8,827	1,135	6,986
Custodian fees	13,426	466,452	83,253	140,426
Trustees’ fees (Note 5)	1,253	7,573	1,373	4,253
Registration and filing fees	1,630	2,527	1,166	2,072
Other	3,753	8,208	743	6,826
Total expenses before reductions and amounts recaptured	653,183	4,455,738	781,875	2,376,909
Net expense reductions and amounts recaptured (Note 5)	(1,960)	(11,859)	(2,197)	(6,580)
Total expenses	651,223	4,443,879	779,678	2,370,329
Net investment income (loss)	(123,484)	15,109,970	2,492,361	2,651,290

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	13,769,758	22,891,903	1,576,773	39,817,854
Investments in affiliated issuers	(441)	7,055	—	—
Futures contracts	—	956,553	—	—
Foreign currency transactions	(21,166)	(1,107,349)	(45,673)	(137,798)
	13,748,151	22,748,162	1,531,100	39,680,056

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(1,509,408)	25,668,612	6,942,155	(41,414,111)
Investments in affiliated issuers	941	327	—	—
Futures contracts	—	611,458	—	—
Translation of assets and liabilities in foreign currencies	(5,900)	176,932	3,385	(2,424,068)
	(1,514,367)	26,457,329	6,945,540	(43,838,179)
Net realized and unrealized gain (loss)	12,233,784	49,205,491	8,476,640	(4,158,123)

Increase (decrease) in net assets from operations	$12,110,300	$64,315,461	$10,969,001	($1,506,833)

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Operations — June 30, 2011 (Unaudited)

Investment income	International Small Company Trust	International Value Trust	Large Cap Trust	Lifestyle Balanced PS Series[1]
Dividends	$2,085,427	$26,267,511	$1,575,180	—
Interest	2,599	90,802	406,073	—
Securities lending	79,701	1,357,139	17,325	—
Less foreign taxes withheld	(180,344)	(2,939,763)	—	—
Total investment income	1,987,383	24,775,689	1,998,578	—

Expenses
Investment management fees (Note 5)	616,172	4,243,535	671,666	$2
Series I distribution and service fees (Note 5)	14,772	40,306	38,652	—
Series II distribution and service fees (Note 5)	44,320	171,395	13,499	10
Accounting and legal services fees (Note 5)	8,815	71,643	12,121	1
Professional fees	13,330	21,233	11,977	6,826
Printing and postage	318	13,139	2,178	15
Custodian fees	70,116	516,287	7,780	2,006
Trustees’ fees (Note 5)	1,022	9,077	1,564	2
Registration and filing fees	1,878	3,255	1,685	23
Other	4,302	10,738	3,431	2,418
Total expenses before reductions and amounts recaptured	775,045	5,100,608	764,553	11,303
Net expense reductions and amounts recaptured (Note 5)	(1,775)	(14,500)	(2,431)	(11,286)
Total expenses	773,270	5,086,108	762,122	17
Net investment income (loss)	1,214,113	19,689,581	1,236,456	(17)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	2,927,615	20,161,753	12,176,261	—
Investments in affiliated issuers	138	5,059	2,669	—
Foreign currency transactions	24,604	209,288	—	—
	2,952,357	20,376,100	12,178,930	—

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(677,830)	30,421,145	(4,087,514)	—
Investments in affiliated issuers	370	(109)	305	(152)
Translation of assets and liabilities in foreign currencies	(2,166)	(71,391)	—	—
	(679,626)	30,349,645	(4,087,209)	(152)
Net realized and unrealized gain (loss)	2,272,731	50,725,745	8,091,721	(152)

Increase (decrease) in net assets from operations	$3,486,844	$70,415,326	$9,328,177	($169)

1	Period for 4-29-11 (inception date) to 6-30-11.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Operations — June 30, 2011 (Unaudited)

Investment income	Lifestyle Conservative PS Series[1]	Lifestyle Growth PS Series[1]	Lifestyle Moderate PS Series[1]	Mid Cap Stock Trust
Dividends	—	—	—	$2,272,896
Interest	—	—	—	90,711
Securities lending	—	—	—	365,843
Less foreign taxes withheld	—	—	—	(73,137)
Total investment income	—	—	—	2,656,313

Expenses
Investment management fees (Note 5)	$2	$2	$2	3,562,544
Series I distribution and service fees (Note 5)	—	—	—	57,545
Series II distribution and service fees (Note 5)	10	10	11	181,327
Accounting and legal services fees (Note 5)	1	1	1	58,177
Professional fees	6,839	6,839	6,839	15,112
Printing and postage	15	15	15	10,325
Custodian fees	2,006	2,006	2,006	107,962
Trustees’ fees (Note 5)	2	2	2	7,348
Registration and filing fees	23	23	23	2,399
Other	2,416	2,416	2,417	7,607
Total expenses before reductions and amounts recaptured	11,314	11,314	11,316	4,010,346
Net expense reductions and amounts recaptured (Note 5)	(11,298)	(11,298)	(11,298)	(11,652)
Total expenses	16	16	18	3,998,694
Net investment income (loss)	(16)	(16)	(18)	(1,342,381)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	—	—	—	112,329,816
Investments in affiliated issuers	—	—	—	(2,725)
Foreign currency transactions	—	—	—	(325,194)
	—	—	—	112,001,897

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	—	—	680	(30,143,737)
Investments in affiliated issuers	(87)	(490)	—	22,422
Translation of assets and liabilities in foreign currencies	—	—	—	9,297
	(87)	(490)	680	(30,112,018)
Net realized and unrealized gain (loss)	(87)	(490)	680	81,889,879

Increase (decrease) in net assets from operations	($103)	($506)	$662	$80,547,498

1	Period 4-29-11 (inception date) to 6-30-11.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Operations — June 30, 2011 (Unaudited)

Investment income	Mid Cap Value Equity Trust	Mid Value Trust	Mutual Shares Trust	Natural Resources Trust
Dividends	$1,039,905	$6,301,660	$9,059,615	$2,625,629
Interest	3,295	230,239	1,505,203	4,082
Securities lending	36,831	608,982	223,753	101,699
Less foreign taxes withheld	(7,914)	(25,894)	(393,179)	(198,968)
Total investment income	1,072,117	7,114,987	10,395,392	2,532,442

Expenses
Investment management fees (Note 5)	620,453	3,899,245	3,161,776	1,482,351
Series I distribution and service fees (Note 5)	—	78,394	45,916	4,802
Series II distribution and service fees (Note 5)	—	131,817	—	241,066
Accounting and legal services fees (Note 5)	9,601	55,688	44,771	20,201
Professional fees	12,114	16,492	20,559	12,625
Printing and postage	1,577	10,037	7,801	3,312
Custodian fees	12,024	55,456	142,148	44,058
Trustees’ fees (Note 5)	1,245	7,043	5,681	2,569
Registration and filing fees	1,567	2,208	1,908	2,916
Other	3,356	7,659	6,850	4,155
Total expenses before reductions and amounts recaptured	661,937	4,264,039	3,437,410	1,818,055
Net expense reductions and amounts recaptured (Note 5)	(1,950)	(197,260)	(9,012)	(4,050)
Total expenses	659,987	4,066,779	3,428,398	1,814,005
Net investment income (loss)	412,130	3,048,208	6,966,994	718,437

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	16,251,008	73,951,666	12,650,781	21,221,400
Investments in affiliated issuers	689	(15,993)	3,041	2,899
Foreign currency transactions	(117)	3,345	(9,682,582)	16,679
	16,251,580	73,939,018	2,971,240	21,240,978

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(7,817,547)	(31,138,350)	26,210,661	(22,788,340)[1]
Investments in affiliated issuers	2,167	31,669	435	67
Translation of assets and liabilities in foreign currencies	—	7	1,866,227	832
	(7,815,380)	(31,106,674)	28,077,323	(22,787,441)
Net realized and unrealized gain (loss)	8,436,200	42,832,344	31,048,563	(1,546,463)

Increase (decrease) in net assets from operations	$8,848,330	$45,880,552	$38,015,557	($828,026)

1	Net of $10,198 increase in deferred India foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Operations — June 30, 2011 (Unaudited)

Investment income	Real Estate Securities Trust	Science & Technology Trust	Small Cap Growth Trust	Small Cap Opportunities Trust
Dividends	$5,903,537	$1,420,624	$968,392	$778,487
Interest	640,222	94,257	31,419	103,314
Securities lending	111,315	176,706	239,972	45,952
Less foreign taxes withheld	(4,376)	(40,986)	(7,832)	(45)
Total investment income	6,650,698	1,650,601	1,231,951	927,708

Expenses
Investment management fees (Note 5)	1,445,035	2,422,046	2,362,665	932,755
Series I distribution and service fees (Note 5)	26,996	96,980	23,872	11,041
Series II distribution and service fees (Note 5)	104,773	74,961	56,859	52,672
Accounting and legal services fees (Note 5)	28,082	31,386	30,511	12,705
Professional fees	22,201	15,270	12,137	11,870
Printing and postage	4,989	5,177	4,970	—
Custodian fees	17,010	54,186	45,270	15,039
Trustees’ fees (Note 5)	3,516	3,972	3,697	1,606
Registration and filing fees	4,358	1,927	2,075	1,892
Other	4,688	5,190	5,367	305
Total expenses before reductions and amounts recaptured	1,661,648	2,711,095	2,547,423	1,039,885
Net expense reductions and amounts recaptured (Note 5)	(5,662)	(69,360)	(6,122)	(83,304)
Total expenses	1,655,986	2,641,735	2,541,301	956,581
Net investment income (loss)	4,994,712	(991,134)	(1,309,350)	(28,873)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	34,811,358	62,778,143	68,800,191	15,316,954
Investments in affiliated issuers	—	2,115	(4,376)	(942)
Futures contracts	—	—	549	—
Foreign currency transactions	481	282,594	(171,892)	(98)
	34,811,839	63,062,852	68,624,472	15,315,914

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	6,546,976	(38,423,672)	(13,339,817)	(730,591)
Investments in affiliated issuers	3,369	1,551	13,161	2,546
Translation of assets and liabilities in foreign currencies	2,382	(268,129)	24,725	—
	6,552,727	(38,690,250)	(13,301,931)	(728,045)
Net realized and unrealized gain (loss)	41,364,566	24,372,602	55,322,541	14,587,869

Increase (decrease) in net assets from operations	$46,359,278	$23,381,468	$54,013,191	$14,558,996

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Operations — June 30, 2011 (Unaudited)

Investment income	Small Cap Value Trust	Small Company Growth Trust	Small Company Value Trust	Smaller Company Growth Trust
Dividends	$4,333,828	$271,998	$2,927,198	$463,613
Interest	14,278	8,689	56,549	17,043
Securities lending	150,502	23,382	125,876	101,435
Less foreign taxes withheld	—	—	(3,398)	(3,109)
Total investment income	4,498,608	304,069	3,106,225	578,982

Expenses
Investment management fees (Note 5)	3,164,488	552,198	2,141,216	1,334,424
Series I distribution and service fees (Note 5)	58,986	—	25,854	24,870
Series II distribution and service fees (Note 5)	63,852	—	116,317	32,488
Accounting and legal services fees (Note 5)	41,313	7,426	28,360	17,116
Professional fees	14,910	11,802	13,768	13,954
Printing and postage	6,862	1,245	5,131	3,042
Custodian fees	41,019	9,902	30,580	16,234
Trustees’ fees (Note 5)	5,124	961	3,627	2,187
Registration and filing fees	2,246	1,570	1,907	1,749
Other	5,971	3,306	4,991	4,288
Total expenses before reductions and amounts recaptured	3,404,771	588,410	2,371,751	1,450,352
Net expense reductions and amounts recaptured (Note 5)	(8,283)	(1,507)	(114,523)	(156,624)
Total expenses	3,396,488	586,903	2,257,228	1,293,728
Net investment income (loss)	1,102,120	(282,834)	848,997	(714,746)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	27,476,130	8,554,314	7,199,453	23,650,981
Investments in affiliated issuers	(6,895)	(2,208)	(8,753)	21,068
Futures contracts	—	—	—	23,139
Foreign currency transactions	—	44	(11)	40
	27,469,235	8,552,150	7,190,689	23,695,228

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	6,815,270	4,615,695	16,611,262	(5,268,710)
Investments in affiliated issuers	24,187	4,410	21,697	4,521
Futures contracts	—	—	—	12,473
Translation of assets and liabilities in foreign currencies	—	—	7	24
	6,839,457	4,620,105	16,632,966	(5,251,692)
Net realized and unrealized gain (loss)	34,308,692	13,172,255	23,823,655	18,443,536

Increase (decrease) in net assets from operations	$35,410,812	$12,889,421	$24,672,652	$17,728,790

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Operations — June 30, 2011 (Unaudited)

Investment income	Strategic Allocation Trust	U.S. Equity Trust (formerly U.S. Multi Sector Trust)	Utilities Trust	Value Trust
Dividends	—	$9,497,287	$5,292,368	$2,393,173
Interest	$6,271	38,860	56,736	29,434
Securities lending	—	130,024	85,699	—
Less foreign taxes withheld	—	(68)	(333,752)	—
Total investment income	6,271	9,666,103	5,101,051	2,422,607

Expenses
Investment management fees (Note 5)	9,178	3,122,541	778,144	1,055,892
Series I distribution and service fees (Note 5)	—	—	30,705	56,722
Series II distribution and service fees (Note 5)	—	—	40,262	45,975
Accounting and legal services fees (Note 5)	239	55,436	12,857	19,553
Professional fees	11,494	16,343	12,540	12,944
Printing and postage	20	10,269	2,118	3,423
Custodian fees	2,079	47,195	47,278	13,766
Trustees’ fees (Note 5)	37	7,132	1,574	2,448
Registration and filing fees	85	1,705	1,682	2,323
Other	1,493	9,681	3,534	4,051
Total expenses before reductions and amounts recaptured	24,625	3,270,302	930,694	1,217,097
Net expense reductions and amounts recaptured (Note 5)	(12,165)	(11,237)	(2,598)	(3,924)
Total expenses	12,460	3,259,065	928,096	1,213,173
Net investment income (loss)	(6,189)	6,407,038	4,172,955	1,209,434

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(2,428)	32,502,588	7,131,298	14,774,021
Investments in affiliated issuers	—	(1,241)	(985)	—
Futures contracts	(557,759)	—	—	—
Foreign currency transactions	(59,982)	—	(1,549,044)	—
	(620,169)	32,501,347	5,581,269	14,774,021

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(1,447)	17,258,732	9,263,157	4,161,244
Investments in affiliated issuers	—	2,345	1,331	—
Futures contracts	345,593	—	—	—
Translation of assets and liabilities in foreign currencies	16,324	—	(233,233)	—
	360,470	17,261,077	9,031,255	4,161,244
Net realized and unrealized gain (loss)	(259,699)	49,762,424	14,612,524	18,935,265

Increase (decrease) in net assets from operations	($265,888)	$56,169,462	$18,785,479	$20,144,699

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Operations — June 30, 2011 (Unaudited)

Investment income	Value & Restructuring Trust
Dividends	$3,876,850
Interest	24,662
Securities lending	69,480
Less foreign taxes withheld	(45,360)
Total investment income	3,925,632

Expenses
Investment management fees (Note 5)	1,541,363
Accounting and legal services fees (Note 5)	25,469
Professional fees	15,096
Printing and postage	3,969
Custodian fees	20,741
Trustees’ fees (Note 5)	3,219
Registration and filing fees	2,260
Other	5,502
Total expenses before reductions and amounts recaptured	1,617,619
Net expense reductions and amounts recaptured (Note 5)	(5,186)
Total expenses	1,612,433
Net investment income (loss)	2,313,199

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	13,314,961
Investments in affiliated issuers	(5,730)
Written options	63,390
Foreign currency transactions	(375)
13,372,246

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(8,619,713)
Investments in affiliated issuers	68
Written options	100,745
Translation of assets and liabilities in foreign currencies	342
(8,518,558)
Net realized and unrealized gain (loss)	4,853,688

Increase (decrease) in net assets from operations	$7,166,887

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Changes in Net Assets

	All Cap Core Trust		All Cap Value Trust		Alpha Opportunities Trust
Increase (decrease) in net assets	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10
From operations
Net investment income (loss)	$1,900,353	$3,838,350	$642,478	$1,533,725	$1,169,861	$1,634,650
Net realized gain (loss)	31,595,506	44,790,277	20,043,825	14,017,304	90,820,698	127,421,073
Change in net unrealized appreciation (depreciation)	(1,253,568)	(3,389,244)	1,618,228	45,891,903	(42,231,960)	22,810,566
Increase (decrease) in net assets resulting from operations	32,242,291	44,239,383	22,304,531	61,442,932	49,758,599	151,866,289
Distributions to shareholders
From net investment income
Series I	—	(833,811)	—	(126,574)	—	(829)
Series II	—	(69,359)	—	(48,394)	—	—
Series NAV	—	(2,964,654)	—	(1,061,282)	—	(3,862,847)
From net realized gain
Series I	—	—	—	—	—	(22,019)
Series NAV	—	—	—	—	—	(91,258,415)
Total distributions	—	(3,867,824)	—	(1,236,250)	—	(95,144,110)
From Portfolio share transactions (Note 6)	(23,645,467)	(25,251,657)	67,637,926	211,682,108	(31,686,544)	243,453,145
Total increase (decrease)	8,596,824	16,119,902	89,942,457	271,888,790	18,072,055	300,175,324

Net assets
Beginning of period	377,873,882	361,753,980	361,697,742	89,808,952	924,680,277	624,504,953
End of period	$386,470,706	$377,873,882	$451,640,199	$361,697,742	$942,752,332	$924,680,277

Undistributed net investment income (loss)	$2,852,743	$952,390	$1,026,863	$384,385	$615,152	($554,709)

	American Asset Allocation Trust		American Blue Chip Income and Growth Trust		American Bond Trust
Increase (decrease) in net assets	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10
From operations
Net investment income (loss)	$862,305	$25,245,615	$254,880	$3,810,976	$1,637,848	$23,375,175
Net realized gain (loss)	(14,975,533)	(42,719,497)	(897,788)	(5,328,212)	(6,121,878)	(13,219,672)
Change in net unrealized appreciation (depreciation)	105,474,170	211,934,237	10,419,021	31,278,696	26,807,736	43,427,343
Increase (decrease) in net assets resulting from operations	91,360,942	194,460,355	9,776,113	29,761,460	22,323,706	53,582,846
Distributions to shareholders
From net investment income
Series I	—	(3,265,043)	—	(537,613)	—	(242,930)
Series II	—	(19,515,706)	—	(902,767)	—	(17,820,965)
Series III	—	(2,792,653)	—	(2,390,787)	—	(5,525,698)
From net realized gain
Series I	—	(77,649)	—	—	—	—
Series II	—	(503,080)	—	—	—	—
Series III	—	(52,532)	—	—	—	—
Total distributions	—	(26,206,663)	—	(3,831,167)	—	(23,589,593)
From Portfolio share transactions (Note 6)	(90,969,832)	(117,345,662)	4,233,540	31,341,598	(33,130,513)	13,442,414
Total increase (decrease)	391,110	50,908,030	14,009,653	57,271,891	(10,806,807)	43,435,667

Net assets
Beginning of period	1,788,696,289	1,737,788,259	274,408,689	217,136,798	970,316,225	926,880,558
End of period	$1,789,087,399	$1,788,696,289	$288,418,342	$274,408,689	$959,509,418	$970,316,225

Undistributed net investment income (loss)	$863,582	$1,277	$254,880	—	$1,637,848	—

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Changes in Net Assets

	American Fundamental Holdings Trust		American Global Diversification Trust		American Global Growth Trust
Increase (decrease) in net assets	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10
From operations
Net investment income (loss)	($83,695)	$16,137,243	$1,711,105	$15,364,278	($121,581)	$1,765,899
Net realized gain (loss)	(6,015,105)	(22,758,104)	(1,773,837)	(16,359,887)	(3,107,957)	(7,961,035)
Change in net unrealized appreciation (depreciation)	50,683,575	118,623,485	26,857,027	100,477,769	12,849,996	27,060,867
Increase (decrease) in net assets resulting from operations	44,584,775	112,002,624	26,794,295	99,482,160	9,620,458	20,865,731
Distributions to shareholders
From net investment income
Series I	—	(41,056)	—	(112,096)	—	(3,412)
Series II	—	(14,972,147)	—	(15,250,630)	—	(1,759,775)
Series III	—	(1,126,045)	—	(2,120)	—	(43,346)
Total distributions	—	(16,139,248)	—	(15,364,846)	—	(1,806,533)
From Portfolio share transactions (Note 6)	(53,578,705)	(53,934,508)	(48,431,152)	(49,869,413)	(17,439,290)	(14,695,134)
Total increase (decrease)	(8,993,930)	41,928,868	(21,636,857)	34,247,901	(7,818,832)	4,364,064

Net assets
Beginning of period	1,187,999,907	1,146,071,039	896,513,143	862,265,242	202,727,896	198,363,832
End of period	$1,179,005,977	$1,187,999,907	$874,876,286	$896,513,143	$194,909,064	$202,727,896

Undistributed net investment income (loss)	($83,695)	—	$1,711,105	—	($120,628)	$953

	American Global Small Capitalization Trust		American Growth Trust		American Growth-Income Trust
Increase (decrease) in net assets	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10[1]	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10
From operations
Net investment income (loss)	$961,366	$1,311,646	($615,609)	$2,712,551	($502,284)	$11,953,972
Net realized gain (loss)	161,229	(10,642,169)	(5,012,663)	(19,324,270)	(7,635,669)	(30,318,871)
Change in net unrealized appreciation (depreciation)	(704,551)	30,206,722	81,232,399	235,331,536	60,269,929	150,559,223
Increase (decrease) in net assets resulting from operations	418,044	20,876,199	75,604,127	218,719,817	52,131,976	132,194,324
Distributions to shareholders
From net investment income
Series I
Series II	—	(921)	—	(332,471)	—	(2,524,019)
Series III	—	(804,878)	—	(2,078,031)	—	(8,704,616)
From net realized gain	—	(505,811)	—	(571,234)	—	(1,110,111)
Series II	—	(217,097)	—	—	—	—
Series III	—	(103,480)	—	—	—	—
Total distributions	—	(1,632,187)	—	(2,981,736)	—	(12,338,746)
From Portfolio share transactions (Note 6)	(8,912,811)	(11,123,870)	(99,948,008)	(182,433,113)	(95,086,830)	(140,778,296)
Total increase (decrease)	(8,494,767)	8,120,142	(24,343,881)	33,304,968	(42,954,854)	(20,922,718)

Net assets
Beginning of period	113,325,513	105,205,371	1,335,855,469	1,302,550,501	1,247,887,718	1,268,810,436
End of period	$104,830,746	$113,325,513	$1,311,511,588	$1,335,855,469	$1,204,932,864	$1,247,887,718

Undistributed net investment income (loss)	$961,366	—	($615,609)	—	($453,158)	$49,126

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Changes in Net Assets

	American High-Income Bond Trust		American International Trust		American New World Trust
Increase (decrease) in net assets	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10[1]	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10
From operations
Net investment income (loss)	$1,041,579	$6,900,445	($579,665)	$12,529,133	$160,918	$1,028,821
Net realized gain (loss)	88,349	(2,395,441)	(6,404,958)	(15,835,743)	(422,268)	(4,824,820)
Change in net unrealized appreciation (depreciation)	3,429,829	7,633,898	42,872,925	61,227,043	893,918	18,112,305
Increase (decrease) in net assets resulting from operations	4,559,757	12,138,902	35,888,302	57,920,433	632,568	14,316,306
Distributions to shareholders
From net investment income
Series I	—	(2,153)	—	(1,822,161)	—	(88,044)
Series II	—	(4,015,278)	—	(10,267,844)	—	(914,849)
Series III	—	(2,893,513)	—	(616,888)	—	(37,654)
Total distributions	—	(6,910,944)	—	(12,706,893)	—	(1,040,547)
From Portfolio share transactions (Note 6)	(3,524,770)	24,213,493	(67,084,279)	(40,446,395)	(7,295,118)	12,117,885
Total increase (decrease)	1,034,987	29,441,451	(31,195,977)	4,767,145	(6,662,550)	25,393,644

Net assets
Beginning of period	104,463,025	75,021,574	876,446,603	871,679,458	105,833,840	80,440,196
End of period	$105,498,012	$104,463,025	$845,250,626	$876,446,603	$99,171,290	$105,833,840

Undistributed net investment income (loss)	$1,041,579	—	($579,665)	—	$160,918	—

	Balanced Trust		Blue Chip Growth Trust		Capital Appreciation Trust
Increase (decrease) in net assets	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10
From operations
Net investment income (loss)	$864,936	$849,969	$375,167	$370,584	$848,144	$1,748,054
Net realized gain (loss)	1,419,527	710,502	98,242,562	84,030,771	66,554,753	46,530,133
Change in net unrealized appreciation (depreciation)	2,811,208	7,322,649	20,284,920	187,602,759	24,599,071	69,699,588
Increase (decrease) in net assets resulting from operations	5,095,671	8,883,120	118,902,649	272,004,114	92,001,968	117,977,775
Distributions to shareholders
From net investment income
Series I	—	(5,322)	—	(263,895)	—	(269,241)
Series II	—	—	—	(68,643)	—	(16,763)
Series NAV	—	(760,096)	—	(1,130,905)	—	(1,417,013)
From net realized gain
Series I	—	(6,896)	—	—	—	—
Series NAV	—	(895,907)	—	—	—	—
Total distributions	—	(1,668,221)	—	(1,463,443)	—	(1,703,017)
From Portfolio share transactions (Note 6)	25,218,234	57,011,121	(88,573,120)	(45,734,401)	(63,094,939)	7,452,354
Total increase (decrease)	30,313,905	64,226,020	30,329,529	224,806,270	28,907,029	123,727,112

Net assets
Beginning of period	97,054,085	32,828,065	1,825,597,237	1,600,790,967	1,121,760,777	998,033,665
End of period	$127,367,990	$97,054,085	$1,855,926,766	$1,825,597,237	$1,150,667,806	$1,121,760,777

Undistributed net investment income (loss)	$1,089,393	$224,457	$734,702	$359,535	$1,544,589	$696,445

1	The inception date for Series I shares is 11-5-10.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Changes in Net Assets

	Capital Appreciation Value Trust		Core Allocation Trust		Core Allocation Plus Trust
Increase (decrease) in net assets	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10[1]	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10
From operations
Net investment income (loss)	$2,302,070	$3,810,585	($185,101)	$1,048,264	$1,547,480	$2,862,454
Net realized gain (loss)	25,634,619	39,540,343	232,772	1,468,850	15,660,083	13,962,642
Change in net unrealized appreciation (depreciation)	(8,403,489)	(712,368)	4,500,333	4,329,081	(4,953,314)	5,288,653
Increase (decrease) in net assets resulting from operations	19,533,200	42,638,560	4,548,004	6,846,195	12,254,249	22,113,749
Distributions to shareholders
From net investment income
Series I	—	(14,319)	—	(142,279)	—	(286,416)
Series II	—	(4,110,426)	—	(909,068)	—	(1,416,575)
Series NAV	—	(73,308)	—	(377)	—	(620,285)
From net realized gain
Series I	—	(107,274)	—	(124,219)	—	(410,924)
Series II	—	(35,658,872)	—	(911,853)	—	(2,543,307)
Series NAV	—	(527,276)	—	(353)	—	(641,024)
Total distributions	—	(40,491,475)	—	(2,088,149)	—	(5,918,531)
From Portfolio share transactions (Note 6)	(15,810,253)	(1,947,769)	29,939,870	47,501,754	11,525,692	24,157,252
Total increase (decrease)	3,722,947	199,316	34,487,874	52,259,800	23,779,941	40,352,470

Net assets
Beginning of period	340,820,627	340,621,311	86,421,055	34,161,255	244,559,567	204,207,097
End of period	$344,543,574	$340,820,627	$120,908,929	$86,421,055	$268,339,508	$244,559,567

Undistributed net investment income (loss)	$2,302,070	—	($185,101)	—	$2,342,305	$794,825

	Core Disciplined Diversification Trust		Core Diversified Growth & Income Trust		Core Fundamental Holdings Trust
Increase (decrease) in net assets	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10
From operations
Net investment income (loss)	($332,049)	$2,237,864	($2,134)	$45,076	($318,094)	$3,441,150
Net realized gain (loss)	970,475	712,913	33,875	27,252	2,115,121	626,124
Change in net unrealized appreciation (depreciation)	6,629,401	9,433,313	117,733	206,703	7,923,893	14,672,619
Increase (decrease) in net assets resulting from operations	7,267,827	12,384,090	149,474	279,031	9,720,920	18,739,893
Distributions to shareholders
From net investment income
Series I	—	—	—	(33,075)	—	(410)
Series II	—	(2,244,028)	—	(8,600)	—	(3,118,828)
Series III	—	—	—	(1,624)	—	(343,377)
Series NAV	—	(459)	—	(1,777)	—	—
From net realized gain
Series I	—	—	—	(9,466)	—	(193)
Series II	—	(456,462)	—	(3,596)	—	(1,384,762)
Series III	—	—	—	(518)	—	(119,538)
Series NAV	—	(105)	—	(520)	—	—
Total distributions	—	(2,701,054)	—	(59,176)	—	(4,967,108)
From Portfolio share transactions (Note 6)	43,450,092	78,923,451	713,554	1,123,443	33,036,952	119,545,489
Total increase (decrease)	50,717,919	88,606,487	863,028	1,343,298	42,757,872	133,318,274

Net assets
Beginning of period	150,520,941	61,914,454	3,334,181	1,990,883	247,603,460	114,285,186
End of period	$201,238,860	$150,520,941	$4,197,209	$3,334,181	$290,361,332	$247,603,460

Undistributed net investment income (loss)	($332,049)	—	($2,134)	—	($318,094)	—

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Changes in Net Assets

	Core Global Diversification Trust		Disciplined Diversification Trust		Emerging Markets Value Trust
Increase (decrease) in net assets	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10
From operations
Net investment income (loss)	($385,287)	$4,494,371	$2,894,309	$4,075,710	$7,055,006	$8,337,714
Net realized gain (loss)	2,449,366	2,768,886	1,274,487	1,845,459	57,279,648	133,692,850
Change in net unrealized appreciation (depreciation)	10,028,278	11,925,257	10,826,386	32,056,075	(101,945,111)	71,508,890
Increase (decrease) in net assets resulting from operations	12,092,357	19,188,514	14,995,182	37,977,244	(37,610,457)	213,539,454
Distributions to shareholders
From net investment income
Series I	—	(449)	—	(3,828)	—	(112,307)
Series II	—	(4,188,668)	—	(3,164,499)	—	—
Series III	—	(305,186)	—	—	—	—
Series NAV	—	—	—	(1,583,608)	—	(14,565,510)
From net realized gain
Series I	—	(310)	—	—	—	(170,163)
Series II	—	(2,633,652)	—	—	—	—
Series III	—	(164,578)	—	—	—	—
Series NAV	—	—	—	—	—	(26,774,826)
Total distributions	—	(7,292,843)	—	(4,751,935)	—	(41,622,806)
From Portfolio share transactions (Note 6)	39,724,291	147,978,526	12,347,613	43,824,381	15,945,066	(109,656,380)
Total increase (decrease)	51,816,648	159,874,197	27,342,795	77,049,690	(21,665,391)	62,260,268

Net assets
Beginning of period	295,082,489	135,208,292	344,110,091	267,060,401	1,098,457,659	1,036,197,391
End of period	$346,899,137	$295,082,489	$371,452,886	$344,110,091	$1,076,792,268	$1,098,457,659

Undistributed net investment income (loss)	($385,287)	—	$3,755,604	$861,295	$6,897,227	($157,779)

	Equity-Income Trust		Financial Services Trust		Franklin Templeton Founding Allocation Trust
Increase (decrease) in net assets	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10
From operations
Net investment income (loss)	$17,810,441	$35,294,035	$1,101,229	$1,132,166	($2,166,142)	$47,892,944
Net realized gain (loss)	43,931,699	8,918,859	7,743,734	1,289,695	(18,797,984)	(55,986,217)
Change in net unrealized appreciation (depreciation)	25,543,817	225,267,063	(5,756,257)	10,432,648	113,013,157	141,600,255
Increase (decrease) in net assets resulting from operations	87,285,957	269,479,957	3,088,706	12,854,509	92,049,031	133,506,982
Distributions to shareholders
From net investment income
Series I	—	(6,241,056)	—	(381,257)	—	(1,696,076)
Series II	—	(2,821,093)	—	(39,843)	—	(46,017,560)
Series NAV	—	(26,431,778)	—	(78,916)	—	(288,381)
Total distributions	—	(35,493,927)	—	(500,016)	—	(48,002,017)
From Portfolio share transactions (Note 6)	116,359,249	(194,821,625)	(16,724,987)	63,168,976	(91,936,116)	(101,801,006)
Total increase (decrease)	203,645,206	39,164,405	(13,636,281)	75,523,469	112,915	(16,296,041)

Net assets
Beginning of period	1,953,731,823	1,914,567,418	179,069,449	103,545,980	1,389,740,862	1,406,036,903
End of period	$2,157,377,029	$1,953,731,823	$165,433,168	$179,069,449	$1,389,853,777	$1,389,740,862

Undistributed net investment income (loss)	$24,905,970	$7,095,529	$1,890,035	$788,806	($2,162,991)	$3,151

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Changes in Net Assets

	Fundamental All Cap Core Trust (formerly Optimized All Cap Trust)		Fundamental Large Cap Value Trust (formerly Optimized Value Trust)		Fundamental Value Trust
Increase (decrease) in net assets	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10
From operations
Net investment income (loss)	$6,852,341	$15,560,382	$1,572,166	$3,827,901	$9,841,307	$15,049,338
Net realized gain (loss)	279,791,434	132,127,009	28,289,253	20,873,293	37,587,752	45,939,605
Change in net unrealized appreciation (depreciation)	(205,497,474)	86,983,541	(14,800,725)	(1,438,842)	2,581,648	148,897,621
Increase (decrease) in net assets resulting from operations	81,146,301	234,670,932	15,060,694	23,262,352	50,010,707	209,886,564
Distributions to shareholders
From net investment income
Series I	—	(1,521,548)	—	(5,818)	—	(4,561,200)
Series II	—	(623,124)	—	(229,948)	—	(2,922,047)
Series NAV	—	(12,947,910)	—	(3,754,368)	—	(11,168,651)
Total distributions	—	(15,092,582)	—	(3,990,134)	—	(18,651,898)
From Portfolio share transactions (Note 6)	(78,824,023)	(137,305,826)	32,568,571	(91,216,339)	(79,583,935)	(263,181,781)
Total increase (decrease)	2,322,278	82,272,524	47,629,265	(71,944,121)	(29,573,228)	(71,947,115)

Net assets
Beginning of period	1,384,921,368	1,302,648,844	203,052,431	274,996,552	1,753,914,519	1,825,861,634
End of period	$1,387,243,646	$1,384,921,368	$250,681,696	$203,052,431	$1,724,341,291	$1,753,914,519

Undistributed net investment income (loss)	$10,582,205	$3,729,864	$2,106,693	$534,527	$7,700,188	($2,141,119)

	Global Trust		Growth Equity Trust		Health Sciences Trust
Increase (decrease) in net assets	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10
From operations
Net investment income (loss)	$9,484,444	$11,015,599	$14,716	$1,315,336	($459,463)	($576,475)
Net realized gain (loss)	29,818,164	(5,470,873)	31,128,222	59,902,476	6,339,114	9,141,778
Change in net unrealized appreciation (depreciation)	20,873,450	45,311,587	(11,616,034)	6,106,012	19,370,800	10,332,378
Increase (decrease) in net assets resulting from operations	60,176,058	50,856,313	19,526,904	67,323,824	25,250,451	18,897,681
Distributions to shareholders
From net investment income
Series I	—	(2,642,929)	—	—	—	—
Series II	—	(431,470)	—	—	—	—
Series NAV	—	(7,284,844)	—	(1,292,174)	—	—
Total distributions	—	(10,359,243)	—	(1,292,174)	—	—
From Portfolio share transactions (Note 6)	(51,120,513)	(46,890,052)	(947,141)	(155,897,865)	8,504,035	(15,573,282)
Total increase (decrease)	9,055,545	(6,392,982)	18,579,763	(89,866,215)	33,754,486	3,324,399

Net assets
Beginning of period	683,736,861	690,129,843	460,598,638	550,464,853	138,146,466	134,822,067
End of period	$692,792,406	$683,736,861	$479,178,401	$460,598,638	$171,900,952	$138,146,466

Undistributed net investment income (loss)	$10,605,385	$1,120,941	$524,143	$509,427	($551,225)	($91,762)

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Changes in Net Assets

	Heritage Trust		International Core Trust		International Growth Stock Trust
Increase (decrease) in net assets	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10[1]
From operations
Net investment income (loss)	($123,484)	($348,357)	$15,109,970	$14,348,093	$2,492,361	$7,426
Net realized gain (loss)	13,748,151	27,622,322	22,748,162	(13,789,114)	1,531,100	463,187
Change in net unrealized appreciation (depreciation)	(1,514,367)	6,157,880	26,457,329	82,950,288	6,945,540	8,218,475
Increase (decrease) in net assets resulting from operations	12,110,300	33,431,845	64,315,461	83,509,267	10,969,001	8,689,088
Distributions to shareholders
From net investment income
Series I	—	—	—	(1,074,706)	—	—
Series II	—	—	—	(440,753)	—	—
Series NAV	—	—	—	(14,183,854)	—	—
Total distributions	—	—	—	(15,699,313)	—	—
From Portfolio share transactions (Note 6)	(6,368,337)	(27,146,873)	(103,544,319)	7,307,404	18,207,877	148,731,314
Total increase (decrease)	5,741,963	6,284,972	(39,228,858)	75,117,358	29,176,878	157,420,402

Net assets
Beginning of period	140,717,089	134,432,117	857,980,293	782,862,935	157,420,402	—
End of period	$146,459,052	$140,717,089	$818,751,435	$857,980,293	$186,597,280	$157,420,402

Undistributed net investment income (loss)	($116,926)	$6,558	$12,264,345	($2,845,625)	$2,525,735	$33,374

	International Opportunities Trust		International Small Company Trust		International Value Trust
Increase (decrease) in net assets	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10
From operations
Net investment income (loss)	$2,651,290	$5,111,868	$1,214,113	$1,140,089	$19,689,581	$20,057,593
Net realized gain (loss)	39,680,056	52,558,514	2,952,357	(5,180,761)	20,376,100	34,554,792
Change in net unrealized appreciation (depreciation)	(43,838,179)	15,984,437	(679,626)	28,177,245	30,349,645	27,426,530
Increase (decrease) in net assets resulting from operations	(1,506,833)	73,654,819	3,486,844	24,136,573	70,415,326	82,038,915
Distributions to shareholders
From net investment income
Series I	—	(57,156)	—	(1,506,909)	—	(3,018,058)
Series II	—	(434,356)	—	(805,611)	—	(2,208,504)
Series NAV	—	(6,795,249)	—	(765,016)	—	(14,455,410)
Total distributions	—	(7,286,761)	—	(3,077,536)	—	(19,681,972)
From Portfolio share transactions (Note 6)	(7,371,245)	(159,484,868)	(3,172,843)	(120,291,999)	(30,161,700)	133,500,249
Total increase (decrease)	(8,878,078)	(93,116,810)	314,001	(99,232,962)	40,253,626	195,857,192

Net assets
Beginning of period	488,423,857	581,540,667	130,010,462	229,243,424	1,045,431,886	849,574,694
End of period	$479,545,779	$488,423,857	$130,324,463	$130,010,462	$1,085,685,512	$1,045,431,886

Undistributed net investment income (loss)	$2,784,988	$133,698	($112,725)	($1,326,838)	$21,279,183	$1,589,602

1	Period from 9-16-10 (inception date) to 12-31-10.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Changes in Net Assets

	Large Cap Trust		Lifestyle Balanced PS Series	Lifestyle Conservative PS Series
Increase (decrease) in net assets	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Period ended 6/30/11 (Unaudited)[1]	Period ended 6/30/11 (Unaudited)[1]
From operations
Net investment income (loss)	$1,236,456	$1,660,575	($17)	($16)
Net realized gain (loss)	12,178,930	12,084,292	—	—
Change in net unrealized appreciation (depreciation)	(4,087,209)	9,225,057	(152)	(87)
Increase (decrease) in net assets resulting from operations	9,328,177	22,969,924	(169)	(103)
Distributions to shareholders
From net investment income
Series I	—	(1,583,413)	—	—
Series II	—	(84,502)	—	—
Series NAV	—	(126,724)	—	—
Total distributions	—	(1,794,639)	—	—
From Portfolio share transactions (Note 6)	(15,131,749)	(21,792,441)	60,000	25,000
Total increase (decrease)	(5,803,572)	(617,156)	59,831	24,897

Net assets
Beginning of period	179,218,590	179,835,746	—	—
End of period	$173,415,018	$179,218,590	$59,831	$24,897

Undistributed net investment income (loss)	$1,748,853	$512,397	($17)	($16)

	Lifestyle Growth PS Series	Lifestyle Moderate PS Series	Mid Cap Stock Trust
Increase (decrease) in net assets	Period ended 6/30/11 (Unaudited)[1]	Period ended 6/30/11 (Unaudited)[1]	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10
From operations
Net investment income (loss)	($16)	($18)	($1,342,381)	($1,797,997)
Net realized gain (loss)	—	—	112,001,897	137,515,894
Change in net unrealized appreciation (depreciation)	(490)	680	(30,112,018)	25,659,868
Increase (decrease) in net assets resulting from operations	(506)	662	80,547,498	161,377,765
Distributions to shareholders
From net investment income
Series I	—	—	—	(166)
Series NAV	—	—	—	(356)
Total distributions	—	—	—	(522)
From Portfolio share transactions (Note 6)	243,088	144,993	(52,194,895)	(106,755,495)
Total increase (decrease)	242,582	145,655	28,352,603	54,621,748

Net assets
Beginning of period	—	—	821,265,052	766,643,304
End of period	$242,582	$145,655	$849,617,655	$821,265,052

Undistributed net investment income (loss)	($16)	($18)	($4,672,164)	($3,329,783)

1	Period from 4-29-11 (inception date) to 6-30-11.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Changes in Net Assets

	Mid Cap Value Equity Trust		Mid Value Trust		Mutual Shares Trust
Increase (decrease) in net assets	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10
From operations
Net investment income (loss)	$412,130	$1,028,200	$3,048,208	$13,979,809	$6,966,994	$16,711,981
Net realized gain (loss)	16,251,580	18,376,950	73,939,018	98,718,282	2,971,240	13,220,688
Change in net unrealized appreciation (depreciation)	(7,815,380)	9,062,941	(31,106,674)	974,667	28,077,323	38,051,258
Increase (decrease) in net assets resulting from operations	8,848,330	28,468,091	45,880,552	113,672,758	38,015,557	67,983,927
Distributions to shareholders
From net investment income
Series I	—	—	—	(5,807,529)	—	(4,317,043)
Series II	—	—	—	(1,847,181)	—	—
Series NAV	—	(1,098,281)	—	(7,840,431)	—	(12,193,722)
From net realized gain
Series I	—	—	—	(1,029,564)	—	—
Series II	—	—	—	(374,657)	—	—
Series NAV	—	—	—	(1,373,487)	—	—
Total distributions	—	(1,098,281)	—	(18,272,849)	—	(16,510,765)
From Portfolio share transactions (Note 6)	(8,100,971)	(22,034,393)	(31,505,187)	(35,138,134)	(17,220,057)	(305,076)
Total increase (decrease)	747,359	5,335,417	14,375,365	60,261,775	20,795,500	51,168,086

Net assets
Beginning of period	141,161,488	135,826,071	800,521,199	740,259,424	642,070,939	590,902,853
End of period	$141,908,847	$141,161,488	$814,896,564	$800,521,199	$662,866,439	$642,070,939

Undistributed net investment income (loss)	$787,448	$375,318	$2,842,662	($205,546)	$14,031,761	$7,064,767

	Natural Resources Trust		Real Estate Securities Trust		Science & Technology Trust
Increase (decrease) in net assets	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10
From operations
Net investment income (loss)	$718,437	$1,015,152	$4,994,712	$7,681,453	($991,134)	($1,664,848)
Net realized gain (loss)	21,240,978	6,397,207	34,811,839	69,912,823	63,062,852	52,560,363
Change in net unrealized appreciation (depreciation)	(22,787,441)	28,093,070	6,552,727	16,512,139	(38,690,250)	35,053,741
Increase (decrease) in net assets resulting from operations	(828,026)	35,505,429	46,359,278	94,106,415	23,381,468	85,949,256
Distributions to shareholders
From net investment income
Series I	—	(103,221)	—	(1,845,151)	—	—
Series II	—	(716,208)	—	(1,254,813)	—	—
Series NAV	—	(499,775)	—	(3,756,009)	—	—
Total distributions	—	(1,319,204)	—	(6,855,973)	—	—
From Portfolio share transactions (Note 6)	(10,712,493)	(22,540,542)	(19,744,602)	(28,994,378)	(25,979,143)	(28,218,893)
Total increase (decrease)	(11,540,519)	11,645,683	26,614,676	58,256,064	(2,597,675)	57,730,363

Net assets
Beginning of period	289,061,315	277,415,632	399,934,291	341,678,227	443,191,524	385,461,161
End of period	$277,520,796	$289,061,315	$426,548,967	$399,934,291	$440,593,849	$443,191,524

Undistributed net investment income (loss)	$723,523	$5,086	$8,690,642	$3,695,930	($990,906)	$228

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Changes in Net Assets

	Small Cap Growth Trust		Small Cap Opportunities Trust		Small Cap Value Trust
Increase (decrease) in net assets	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10
From operations
Net investment income (loss)	($1,309,350)	($2,487,104)	($28,873)	$158,120	$1,102,120	$4,477,145
Net realized gain (loss)	68,624,472	71,727,799	15,315,914	11,427,073	27,469,235	24,131,927
Change in net unrealized appreciation (depreciation)	(13,301,931)	5,735,924	(728,045)	29,134,155	6,839,457	90,622,658
Increase (decrease) in net assets resulting from operations	54,013,191	74,976,619	14,558,996	40,719,348	35,410,812	119,231,730
Distributions to shareholders
From net investment income
Series I	—	—	—	—	—	(664,945)
Series II	—	—	—	—	—	(69,435)
Series NAV	—	—	—	—	—	(1,191,258)
Total distributions	—	—	—	—	—	(1,925,638)
From Portfolio share transactions (Note 6)	7,419,501	(33,980,381)	(16,850,989)	(11,569,024)	2,463,068	594,411
Total increase (decrease)	61,432,692	40,996,238	(2,291,993)	29,150,324	37,873,880	117,900,503

Net assets
Beginning of period	404,054,607	363,058,369	182,424,677	153,274,353	582,282,229	464,381,726
End of period	$465,487,299	$404,054,607	$180,132,684	$182,424,677	$620,156,109	$582,282,229

Undistributed net investment income (loss)	($1,283,685)	$25,665	$71,385	$100,258	$4,574,514	$3,472,394

	Small Company Growth Trust		Small Company Value Trust		Smaller Company Growth Trust
Increase (decrease) in net assets	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10
From operations
Net investment income (loss)	($282,834)	($461,884)	$848,997	$2,325,653	($714,746)	($1,213,056)
Net realized gain (loss)	8,552,150	7,466,383	7,190,689	24,137,571	23,695,228	36,646,203
Change in net unrealized appreciation (depreciation)	4,620,105	17,974,835	16,632,966	52,261,059	(5,251,692)	17,946,005
Increase (decrease) in net assets resulting from operations	12,889,421	24,979,334	24,672,652	78,724,283	17,728,790	53,379,152
Distributions to shareholders
From net investment income
Series I	—	—	—	(1,364,453)	—	—
Series II	—	—	—	(1,029,052)	—	—
Series NAV	—	—	—	(2,894,668)	—	—
From net realized gain
Series I	—	—	—	—	—	(1,433,455)
Series II	—	—	—	—	—	(378,342)
Series NAV	—	—	—	—	—	(1,809,973)
Total distributions	—	—	—	(5,288,173)	—	(3,621,770)
From Portfolio share transactions (Note 6)	(9,573,412)	(19,928,340)	(22,184,971)	(64,446,254)	(15,156,878)	(33,783,348)
Total increase (decrease)	3,316,009	5,050,994	2,487,681	8,989,856	2,571,912	15,974,034

Net assets
Beginning of period	107,941,589	102,890,595	413,285,166	404,295,310	249,467,852	233,493,818
End of period	$111,257,598	$107,941,589	$415,772,847	$413,285,166	$252,039,764	$249,467,852

Undistributed net investment income (loss)	($282,834)	—	$649,337	($199,660)	($714,746)	—

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Changes in Net Assets

	Strategic Allocation Trust	U.S. Equity Trust (formerly U.S. Multi Sector Trust)		Utilities Trust
Increase (decrease) in net assets	Period ended 6/30/11 (Unaudited)[1]	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10
From operations
Net investment income (loss)	($6,189)	$6,407,038	$11,850,394	$4,172,955	$5,469,223
Net realized gain (loss)	(620,169)	32,501,347	37,142,699	5,581,269	(542,350)
Change in net unrealized appreciation (depreciation)	360,470	17,261,077	2,755,750	9,031,255	16,471,448
Increase (decrease) in net assets resulting from operations	(265,888)	56,169,462	51,748,843	18,785,479	21,398,321
Distributions to shareholders
From net investment income
Series I	—	—	—	—	(2,545,101)
Series II	—	—	—	—	(653,702)
Series NAV	—	—	(12,032,417)	—	(661,485)
Total distributions	—	—	(12,032,417)	—	(3,860,288)
From Portfolio share transactions (Note 6)	10,105,500	(33,505,243)	(198,807,551)	7,683,057	(9,236,972)
Total increase (decrease)	9,839,612	22,664,219	(159,091,125)	26,468,536	8,301,061

Net assets
Beginning of period	—	809,289,956	968,381,081	177,477,908	169,176,847
End of period	$9,839,612	$831,954,175	$809,289,956	$203,946,444	$177,477,908

Undistributed net investment income (loss)	($6,189)	$8,850,619	$2,443,581	$6,027,269	$1,854,314

	Value Trust		Value & Restructuring Trust
Increase (decrease) in net assets	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10
From operations
Net investment income (loss)	$1,209,434	$2,311,925	$2,313,199	$4,641,563
Net realized gain (loss)	14,774,021	13,979,599	13,372,246	1,332,606
Change in net unrealized appreciation (depreciation)	4,161,244	34,737,746	(8,518,558)	55,734,700
Increase (decrease) in net assets resulting from operations	20,144,699	51,029,270	7,166,887	61,708,869
Distributions to shareholders
From net investment income
Series I	—	(2,033,253)	—	—
Series II	—	(260,090)	—	—
Series NAV	—	(212,262)	—	(4,523,031)
Total distributions	—	(2,505,605)	—	(4,523,031)
From Portfolio share transactions (Note 6)	(8,697,386)	(13,804,455)	(28,356,260)	(8,212,246)
Total increase (decrease)	11,447,313	34,719,210	(21,189,373)	48,973,592

Net assets
Beginning of period	275,214,760	240,495,550	346,750,418	297,776,826
End of period	$286,662,073	$275,214,760	$325,561,045	$346,750,418

Undistributed net investment income (loss)	$1,813,677	$604,243	$3,356,990	$1,043,791

1	Period from 4-28-11 (inception date) to 6-30-11.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)

All Cap Core Trust
SERIES I
06-30-2011[1]	16.55	0.08	[2]	1.35	1.43	—	—	—	—	17.98	8.64	[3,4]	0.86	[5]	0.86	[5]	0.95	[5]	84	107
12-31-2010	14.79	0.17	[2]	1.75	1.92	(0.16)	—	—	(0.16)	16.55	13.04	[3]	0.86		0.86		1.03		83	219
12-31-2009	11.69	0.17	[2]	3.14	3.31	(0.21)	—	—	(0.21)	14.79	28.46	[3]	0.87		0.87		1.39		87	171
12-31-2008	19.83	0.19	[2]	(8.04)	(7.85)	(0.29)	—	—	(0.29)	11.69	(39.63)[3]		0.87		0.86		1.11		83	239
12-31-2007	19.60	0.23	[2]	0.29	0.52	(0.29)	—	—	(0.29)	19.83	2.66	[3,6]	0.86		0.86		1.12		172	257
12-31-2006	17.20	0.20	[2]	2.33	2.53	(0.13)	—	—	(0.13)	19.60	14.75	[3]	0.88		0.88		1.08		213	240
SERIES II
06-30-2011[1]	16.53	0.07	[2]	1.34	1.41	—	—	—	—	17.94	8.53	[3,4]	1.06	[5]	1.06	[5]	0.75	[5]	9	107
12-31-2010	14.77	0.13	[2]	1.76	1.89	(0.13)	—	—	(0.13)	16.53	12.81	[3]	1.06		1.06		0.83		9	219
12-31-2009	11.67	0.15	[2]	3.13	3.28	(0.18)	—	—	(0.18)	14.77	28.26	[3]	1.07		1.07		1.19		9	171
12-31-2008	19.77	0.16	[2]	(8.01)	(7.85)	(0.25)	—	—	(0.25)	11.67	(39.75)[3]		1.07		1.06		0.91		8	239
12-31-2007	19.52	0.19	[2]	0.28	0.47	(0.22)	—	—	(0.22)	19.77	2.41	[3,6]	1.06		1.06		0.92		19	257
12-31-2006	17.13	0.16	[2]	2.32	2.48	(0.09)	—	—	(0.09)	19.52	14.54	[3]	1.08		1.08		0.87		11	240
SERIES NAV
06-30-2011[1]	16.56	0.09	[2]	1.34	1.43	—	—	—	—	17.99	8.64	[3,4]	0.81	[5]	0.81	[5]	1.00	[5]	293	107
12-31-2010	14.80	0.16	[2]	1.77	1.93	(0.17)	—	—	(0.17)	16.56	13.09	[3]	0.81		0.81		1.08		286	219
12-31-2009	11.69	0.18	[2]	3.15	3.33	(0.22)	—	—	(0.22)	14.80	28.62	[3]	0.82		0.82		1.47		265	171
12-31-2008	19.84	0.20	[2]	(8.05)	(7.85)	(0.30)	—	—	(0.30)	11.69	(39.61)[3]		0.82		0.81		1.15		299	239
12-31-2007	19.62	0.24	[2]	0.29	0.53	(0.31)	—	—	(0.31)	19.84	2.70	[3,6]	0.81		0.81		1.17		763	257
12-31-2006	17.22	0.24	[2]	2.29	2.53	(0.13)	—	—	(0.13)	19.62	14.77	[3]	0.83		0.83		1.32		385	240
1. Unaudited. 2.  Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.02, $0.02 and $0.01 for Series I, Series II and Series NAV, respectively. The total returns excluding the payment from affiliates was 2.56%, 2.31% and 2.65% for Series I, Series II and Series NAV, respectively.

All Cap Value Trust
SERIES I
06-30-2011[1]	8.35	0.01	[2]	0.47	0.48	—	—	—	—	8.83	5.75	[3,4]	0.87	[5]	0.87	[5]	0.29	[5]	37	28
12-31-2010	7.08	0.04	[2]	1.26	1.30	(0.03)	—	—	(0.03)	8.35	18.35	[3]	0.90		0.90		0.51		37	75
12-31-2009	5.62	0.03	[2]	1.46	1.49	(0.03)	—	—	(0.03)	7.08	26.61	[3]	0.97		0.97		0.50		36	90
12-31-2008	8.16	0.05	[2]	(2.35)	(2.30)	(0.06)	(0.18)	—	(0.24)	5.62	(28.78)		0.99		0.99		0.72		36	77
12-31-2007	13.03	0.09	[2]	0.92	1.01	(0.24)	(5.64)	—	(5.88)	8.16	8.33	[3,6]	0.95		0.95		0.68		63	63
12-31-2006	14.70	0.11	[2]	1.68	1.79	(0.15)	(3.31)	—	(3.46)	13.03	13.71	[3]	0.92		0.92		0.86		68	57
SERIES II
06-30-2011[1]	8.34	—	[2,7]	0.47	0.47	—	—	—	—	8.81	5.64	[3,4]	1.07	[5]	1.07	[5]	0.09	[5]	34	28
12-31-2010	7.07	0.02	[2]	1.26	1.28	(0.01)	—	—	(0.01)	8.34	18.13	[3]	1.10		1.10		0.31		34	75
12-31-2009	5.61	0.02	[2]	1.46	1.48	(0.02)	—	—	(0.02)	7.07	26.41	[3]	1.17		1.17		0.29		33	90
12-31-2008	8.14	0.04	[2]	(2.35)	(2.31)	(0.04)	(0.18)	—	(0.22)	5.61	(28.95)		1.19		1.19		0.53		30	77
12-31-2007	12.99	0.06	[2]	0.92	0.98	(0.19)	(5.64)	—	(5.83)	8.14	8.17	[3,6]	1.15		1.15		0.49		53	63
12-31-2006	14.66	0.09	[2]	1.67	1.76	(0.12)	(3.31)	—	(3.43)	12.99	13.53	[3]	1.12		1.12		0.66		66	57
SERIES NAV
06-30-2011[1]	8.32	0.02	[2]	0.46	0.48	—	—	—	—	8.80	5.77	[3,4]	0.82	[5]	0.82	[5]	0.35	[5]	381	28
12-31-2010	7.05	0.07	[2]	1.23	1.30	(0.03)	—	—	(0.03)	8.32	18.49	[3]	0.85		0.85		1.00		291	75
12-31-2009	5.60	0.03	[2]	1.46	1.49	(0.04)	—	—	(0.04)	7.05	26.59	[3]	0.92		0.92		0.51		21	90
12-31-2008	8.14	0.06	[2]	(2.36)	(2.30)	(0.06)	(0.18)	—	(0.24)	5.60	(28.79)		0.94		0.94		0.79		12	77
12-31-2007	12.99	0.12	[2]	0.92	1.04	(0.25)	(5.64)	—	(5.89)	8.14	8.67	[3,6]	0.85		0.85		0.86		17	63
12-31-2006	14.66	0.12	[2]	1.68	1.80	(0.16)	(3.31)	—	(3.47)	12.99	13.82	[3]	0.87		0.87		0.93		232	57
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.01, $0.02 and $0.01 for Series I, Series II and Series NAV, respectively. The total returns excluding the payment from affiliates were 8.20%, 7.91% and 8.54% for Series I, Series II and Series NAV, respectively. 7. Less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)

Alpha Opportunities Trust
SERIES I
06-30-2011[1]	15.35	0.02	[2]	0.79	0.81	—	—	—	—	16.16	5.28	[3,4]	1.06	[5]	1.06	[5]	0.22	[5]	—	[6]	68
12-31-2010	15.14	0.03	[2]	2.18	2.21	(0.07)	(1.93)	—	(2.00)	15.35	16.92	[3]	1.07		1.07		0.20		—	[6]	185
12-31-2009[7]	12.57	0.03	[2]	2.57	2.60	(0.03)	—	—	(0.03)	15.14	20.68	[3,4]	1.13	[5]	1.13	[5]	0.34	[5]	—	[6]	222
SERIES NAV
06-30-2011[1]	15.35	0.02	[2]	0.80	0.82	—	—	—	—	16.17	5.34	[3,4]	1.01	[5]	1.01	[5]	0.25	[5]	942		68
12-31-2010	15.14	0.03	[2]	2.18	2.21	(0.07)	(1.93)	—	(2.00)	15.35	16.98	[3]	1.02		1.02		0.22		924		185
12-31-2009	10.89	0.05	[2]	4.25	4.30	(0.05)	—	—	(0.05)	15.14	39.49	[3]	1.08		1.08		0.41		624		222
12-31-2008[8]	12.50	0.02	[2]	(1.63)	(1.61)	— [9]	—	—	— [9]	10.89	(12.85)[4]		1.06	[5]	1.06	[5]	0.70	[5]	280		52
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Less than $500,000. 7. The inception date for Series I shares is 6-2-09. 8. The inception date for Series NAV shares is 10-7-08. 9.  Less than ($0.005) per share.

American Asset Allocation Trust
SERIES I
06-30-2011[1]	11.01	0.01	[2,3]	0.56	0.57	—	—	—	—	11.58	5.18	[4,5]	0.62	[6,7]	0.62	[6,7]	0.18	[3,7]	211		—
12-31-2010	9.98	0.16	[2,3]	1.04	1.20	(0.17)	— [8]	—	(0.17)	11.01	12.06	[4]	0.62	[6]	0.62	[6]	1.53	[3]	216		3
12-31-2009	8.44	0.28	[2,3]	1.67	1.95	(0.19)	(0.22)	—	(0.41)	9.98	23.61	[4]	0.63	[6]	0.63	[6]	3.05	[3]	221		5
12-31-2008[9]	12.00	0.60	[2,3]	(3.90)	(3.30)	(0.25)	(0.01)	—	(0.26)	8.44	(27.39)[4,5]		0.64	[6,7,10]	0.63	[6,7,10]	9.72	[3,7]	2		1
SERIES II
06-30-2011[1]	11.01	—	[2,3,11]	0.57	0.57	—	—	—	—	11.58	5.18	[4,5]	0.77	[6,7]	0.77	[6,7]	0.04	[3,7]	1,422		—
12-31-2010	9.98	0.14	[2,3]	1.04	1.18	(0.15)	— [8]	—	(0.15)	11.01	11.90	[4]	0.77	[6]	0.77	[6]	1.42	[3]	1,420		3
12-31-2009	8.45	0.18	[2,3]	1.74	1.92	(0.17)	(0.22)	—	(0.39)	9.98	23.27	[4]	0.78	[6]	0.78	[6]	2.00	[3]	1,373		5
12-31-2008	12.39	0.32	[2,3]	(4.02)	(3.70)	(0.23)	(0.01)	—	(0.24)	8.45	(29.83)[4]		0.79	[6,10]	0.78	[6,10]	3.07	[3]	832		1
12-31-2007[12]	12.50	0.48	[2,3]	(0.32)	0.16	(0.22)	(0.05)	—	(0.27)	12.39	1.28	[5]	0.79	[6,7,10]	0.79	[6,7,10]	5.57	[3,7]	511		—	[5]
SERIES III
06-30-2011[1]	11.00	0.03	[2,3]	0.56	0.59	—	—	—	—	11.59	5.36	[4,5]	0.27	[6,7]	0.27	[6,7]	0.54	[3,7]	156		—
12-31-2010	9.96	0.20	[2,3]	1.04	1.24	(0.20)	— [8]	—	(0.20)	11.00	12.54	[4]	0.27	[6]	0.27	[6]	1.96	[3]	153		3
12-31-2009	8.44	0.27	[2,3]	1.69	1.96	(0.22)	(0.22)	—	(0.44)	9.96	23.82	[4]	0.28	[6]	0.28	[6]	2.99	[3]	143		5
12-31-2008[13]	12.34	0.78	[2,3]	(4.39)	(3.61)	(0.28)	(0.01)	—	(0.29)	8.44	(29.17)[4,5]		0.29	[6,7,10]	0.28	[6,7,10]	8.21	[3,7]	34		1
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the periods ended 6-31-11, 12-1-10, 12-31-09, 12-31-08 and 12-31-07, respectively. 7.  Annualized. 8. Less than ($0.005) per share. 9. The inception date for Series I shares is 4-28-08. 10. Does not include expenses of the investment companies in which the Portfolio invests. 11. Less than $0.005 per share. 12. The inception date for Series II shares is 5-1-07. 13. The inception date for Series III shares is 1-2-08.

American Blue Chip Income and Growth Trust
SERIES I
06-30-2011[1]	11.35	—	[2,3,4]	0.39	0.39	—	—	—	—	11.74	3.44	[5,6]	0.63	[7,8]	0.63	[7,8]	0.03	[2,8]	45		2
12-31-2010	10.26	0.18	[2,3]	1.05	1.23	(0.14)	—	—	(0.14)	11.35	12.01	[5]	0.64	[7]	0.64	[7]	1.72	[2]	43		12
12-31-2009	8.85	0.21	[2,3]	2.01	2.22	(0.15)	(0.66)	—	(0.81)	10.26	27.33		0.65	[7]	0.65	[7]	2.33	[2]	29		16
12-31-2008	14.88	0.24	[2,3]	(5.60)	(5.36)	(0.41)	(0.26)	—	(0.67)	8.85	(36.72)		0.58	[7]	0.58	[7]	2.02	[2]	18		131
12-31-2007	18.29	0.40	[2,3]	(0.12)[9]	0.28	(0.31)	(3.38)	—	(3.69)	14.88	1.65		0.38	[7]	0.38	[7]	2.24	[2]	19		12
12-31-2006	16.00	0.13	[2,3]	2.54	2.67	(0.09)	(0.29)	—	(0.38)	18.29	16.99		0.39	[10]	0.39	[10]	0.79	[2]	17		15
SERIES II
06-30-2011[1]	11.35	(0.01)[2,3]		0.39	0.38	—	—	—	—	11.73	3.35	[5,6]	0.78	[7,8]	0.78	[7,8]	(0.15)[2,8]		78		2
12-31-2010	10.27	0.12	[2,3]	1.09	1.21	(0.13)	—	—	(0.13)	11.35	11.75	[5]	0.79	[7]	0.79	[7]	1.12	[2]	82		12
12-31-2009	8.86	0.13	[2,3]	2.07	2.20	(0.13)	(0.66)	—	(0.79)	10.27	27.13		0.80	[7]	0.80	[7]	1.48	[2]	83		16
12-31-2008	14.87	0.17	[2,3]	(5.54)	(5.37)	(0.38)	(0.26)	—	(0.64)	8.86	(36.76)		0.71	[7]	0.71	[7]	1.39	[2]	76		131
12-31-2007	18.26	0.33	[2,3]	(0.08)[9]	0.25	(0.26)	(3.38)	—	(3.64)	14.87	1.48		0.53	[7]	0.53	[7]	1.85	[2]	156		12
12-31-2006	15.98	0.11	[2,3]	2.53	2.64	(0.07)	(0.29)	—	(0.36)	18.26	16.79		0.54	[10]	0.54	[10]	0.63	[2]	198		15
SERIES III
06-30-2011[1]	11.33	0.02	[2,3]	0.39	0.41	—	—	—	—	11.74	3.62	[5,6]	0.28	[7,8]	0.28	[7,8]	0.39	[2,8]	166		2
12-31-2010	10.25	0.20	[2,3]	1.06	1.26	(0.18)	—	—	(0.18)	11.33	12.29	[5]	0.29	[7]	0.29	[7]	1.89	[2]	149		12
12-31-2009	8.84	0.27	[2,3]	1.98	2.25	(0.18)	(0.66)	—	(0.84)	10.25	27.79		0.30	[7]	0.30	[7]	2.93	[2]	106		16
12-31-2008[11]	14.66	0.73	[2,3]	(5.84)	(5.11)	(0.45)	(0.26)	—	(0.71)	8.84	(35.51)		0.33	[7]	0.33	[7]	7.12	[2]	15		131
1. Unaudited. 2. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Based on the average daily shares outstanding. 4. Less than $0.005 per share. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7.  Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the periods ended 6-30-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively. 8. Annualized. 9. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. 10.  Does not include expenses of the investment companies in which the Portfolio invests. 11. The inception date for Series III shares is 1-2-08.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)

American Bond Trust
SERIES I
06-30-2011[1]	12.08	0.02	[2,3]	0.26	0.28	—	—	—	—	12.36	2.32	[4,5]	0.62	[6,7]	0.62	[6,7]	0.37	[3,7]	8		3
12-31-2010	11.70	0.30	[2,3]	0.40	0.70	(0.32)	—	—	(0.32)	12.08	6.03	[4]	0.63	[6]	0.62	[6]	2.42	[3]	9		17
12-31-2009	10.70	0.30	[2,3]	1.01	1.31	(0.31)	—	—	(0.31)	11.70	12.21		0.63	[6]	0.63	[6]	2.64	[3]	10		11
12-31-2008	13.13	0.68	[2,3]	(1.91)	(1.23)	(1.18)	(0.02)	—	(1.20)	10.70	(9.72)		0.55	[6]	0.55	[6]	5.57	[3]	9		121
12-31-2007	13.32	1.04	[2,3]	(0.65)	0.39	(0.58)	— [8]	—	(0.58)	13.13	2.96		0.37	[6]	0.37	[6]	7.85	[3]	10		4
12-31-2006	12.50	0.35	[2,3]	0.47	0.82	—	—	—	—	13.32	6.56		0.38	[9]	0.38	[9]	2.73	[3]	2		1
SERIES II
06-30-2011[1]	12.08	0.01	[2,3]	0.26	0.27	—	—	—	—	12.35	2.24	[4,5]	0.77	[6,7]	0.77	[6,7]	0.22	[3,7]	728		3
12-31-2010	11.69	0.29	[2,3]	0.41	0.70	(0.31)	—	—	(0.31)	12.08	5.97	[4]	0.77	[6]	0.77	[6]	2.35	[3]	762		17
12-31-2009	10.70	0.30	[2,3]	0.98	1.28	(0.29)	—	—	(0.29)	11.69	11.92		0.78	[6]	0.78	[6]	2.64	[3]	780		11
12-31-2008	13.12	0.58	[2,3]	(1.83)	(1.25)	(1.15)	(0.02)	—	(1.17)	10.70	(9.82)		0.70	[6]	0.70	[6]	4.67	[3]	665		121
12-31-2007	13.30	1.06	[2,3]	(0.70)	0.36	(0.54)	— [8]	—	(0.54)	13.12	2.76		0.52	[6]	0.52	[6]	7.97	[3]	996		4
12-31-2006	12.49	0.41	[2,3]	0.40	0.81	—	—	—	—	13.30	6.49		0.53	[9]	0.53	[9]	3.24	[3]	550		1
SERIES III
06-30-2011[1]	12.06	0.05	[2,3]	0.26	0.31	—	—	—	—	12.37	2.57	[4,5]	0.27	[6,7]	0.27	[6,7]	0.78	[3,7]	223		3
12-31-2010	11.68	0.41	[2,3]	0.34	0.75	(0.37)	—	—	(0.37)	12.06	6.41	[4]	0.27	[6]	0.27	[6]	3.32	[3]	199		17
12-31-2009	10.70	0.53	[2,3]	0.80	1.33	(0.35)	—	—	(0.35)	11.68	12.46		0.28	[6]	0.28	[6]	4.64	[3]	137		11
12-31-2008[10]	13.19	1.89	[2,3]	(3.14)	(1.25)	(1.22)	(0.02)	—	(1.24)	10.70	(9.76)[5]		0.30	[6,7]	0.30	[6,7]	16.52	[3,7]	19		121
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the periods ended 6-30-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively. 7.  Annualized. 8. Less than ($0.005) per share. 9. Does not include expenses of the investment companies in which the Portfolio invests. 10. The inception date for Series III shares is 1-2-08.

American Fundamental Holdings Trust
SERIES I
06-30-2011[1]	10.34	0.01	[2,3]	0.40	0.41	—	—	—	—	10.75	3.97	[4,9]	0.67	[5,10]	0.67	[5,10]	0.19	[3,10]	3		—
12-31-2010	9.51	0.28	[2,3]	0.71	0.99	(0.16)	—	—	(0.16)	10.34	10.35	[4]	0.67	[5]	0.65	[5]	2.89	[3]	3		6
12-31-2009	7.61	0.23	[2,3]	1.82	2.05	(0.15)	—	—	(0.15)	9.51	26.88	[4]	0.67	[5,6]	0.63	[5]	2.64	[3]	—	[7]	3
12-31-2008	11.91	0.26	[2,3]	(3.96)	(3.70)	(0.27)	(0.33)	—	(0.60)	7.61	(30.92)[4]		0.69	[5,6]	0.64	[5]	2.50	[3]	—	[7]	1
12-31-2007[8]	12.50	0.24	[2,3]	(0.62)	(0.38)	(0.21)	—	—	(0.21)	11.91	(3.05)[4,9]		3.26	[5,10]	1.04	[5,10]	12.00	[3,10]	—	[7]	—	[9]
SERIES II
06-30-2011[1]	10.35	—	[2,3,11]	0.40	0.40	—	—	—	—	10.75	3.86	[4,9]	0.82	[5,10]	0.82	[5,10]	(0.04)[3,10]		1,112		—
12-31-2010	9.52	0.14	[2,3]	0.83	0.97	(0.14)	—	—	(0.14)	10.35	10.19	[4]	0.82	[5]	0.80	[5]	1.38	[3]	1,122		6
12-31-2009	7.62	0.14	[2,3]	1.89	2.03	(0.13)	—	—	(0.13)	9.52	26.68	[4]	0.82	[5,6]	0.78	[5]	1.61	[3]	1,089		3
12-31-2008	11.91	0.48	[2,3]	(4.18)	(3.70)	(0.26)	(0.33)	—	(0.59)	7.62	(30.97)[4]		0.84	[5]	0.79	[5]	4.98	[3]	600		1
12-31-2007[8]	12.50	0.51	[2,3]	(0.90)	(0.39)	(0.20)	—	—	(0.20)	11.91	(3.08)[4,9]		1.25	[5,10]	1.20	[5,10]	24.93	[3,10]	58		—	[9]
SERIES III
06-30-2011[1]	10.34	0.02	[2,3]	0.40	0.42	—	—	—	—	10.76	4.06	[4,9]	0.32	[5,10]	0.32	[5,10]	0.47	[3,10]	64		—
12-31-2010	9.51	0.19	[2,3]	0.83	1.02	(0.19)	—	—	(0.19)	10.34	10.71	[4]	0.32	[5]	0.30	[5]	1.94	[3]	63		6
12-31-2009	7.61	0.22	[2,3]	1.86	2.08	(0.18)	—	—	(0.18)	9.51	27.27	[4]	0.32	[5,6]	0.28	[5]	2.52	[3]	57		3
12-31-2008	11.91	0.75	[2,3]	(4.41)	(3.66)	(0.31)	(0.33)	—	(0.64)	7.61	(30.61)[4]		0.34	[5]	0.29	[5]	8.29	[3]	14		1
12-31-2007[8]	12.50	0.25	[2,3]	(0.63)	(0.38)	(0.21)	—	—	(0.21)	11.91	(3.00)[4,9]		2.90	[5]	0.70	[5,10]	12.35	[3,10]	—	[7]	—	[9]
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the Portfolio for the periods ended 06-30-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively. 6. Does not include expenses of the investment companies in which the Portfolio invests. 7. Less than $500,000. 8. The inception date for Series I, Series II and Series III shares is 10-31-07. 9. Not annualized. 10.  Annualized. 11. Less than ($0.005) per share.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)

American Global Diversification Trust
SERIES I
06-30-2011[1]	10.43	0.04	[2,3]	0.28	0.32	—	—	—	—	10.75	3.07	[5]	0.67	[6,7]	0.67	[6,7]	0.72	[2,7]	10		1
12-31-2010	9.44	0.38	[2,3]	0.81	1.19	(0.20)	—	—	(0.20)	10.43	12.57	[4]	0.67	[6]	0.66	[6]	3.93	[2]	6		6
12-31-2009	7.04	0.32	[2,3]	2.24	2.56	(0.16)	—	—	(0.16)	9.44	36.32	[4]	0.67	[6]	0.63	[6]	3.58	[2]	1		5
12-31-2008	11.88	0.23	[2,3]	(4.38)	(4.15)	(0.24)	(0.45)	—	(0.69)	7.04	(34.72)[4]		0.69	[6]	0.64	[6]	2.31	[2]	—	[8]	6
12-31-2007[9]	12.50	0.27	[2,3]	(0.67)	(0.40)	(0.22)	—	—	(0.22)	11.88	(3.17)[4,5]		2.85	[6,7]	0.93	[6,7]	13.38	[2,7]	—	[8]	—
SERIES II
06-30-2011[1]	10.43	0.02	[2,3]	0.30	0.32	—	—	—	—	10.75	3.07	[5]	0.82	[6,7]	0.82	[6,7]	0.38	[2,7]	865		1
12-31-2010	9.45	0.17	[2,3]	0.99	1.16	(0.18)	—	—	(0.18)	10.43	12.30	[4]	0.82	[6]	0.81	[6]	1.80	[2]	890		6
12-31-2009	7.04	0.14	[2,3]	2.42	2.56	(0.15)	—	—	(0.15)	9.45	36.29	[4]	0.82	[6]	0.78	[6]	1.73	[2]	861		5
12-31-2008	11.88	0.35	[2,3]	(4.51)	(4.16)	(0.23)	(0.45)	—	(0.68)	7.04	(34.85)[4]		0.84	[6]	0.79	[6]	3.69	[2]	542		6
12-31-2007[9]	12.50	0.49	[2,3]	(0.89)	(0.40)	(0.22)	—	—	(0.22)	11.88	(3.19)[4,5]		1.03	[6,7]	0.98	[6,7]	24.24	[2,7]	108		—
SERIES III
06-30-2011[1]	10.42	0.05	[2,3]	0.30	0.35	—	—	—	—	10.77	3.36	[5]	0.32	[6,7]	0.32	[6,7]	0.92	[2,7]	—	[8]	1
12-31-2010	9.44	0.23	[2,3]	0.98	1.21	(0.23)	—	—	(0.23)	10.42	12.83	[4]	0.32	[6]	0.31	[6]	2.37	[2]	—	[8]	6
12-31-2009	7.03	0.18	[2,3]	2.42	2.60	(0.19)	—	—	(0.19)	9.44	36.92	[4]	0.32	[6]	0.28	[6]	2.18	[2]	—	[8]	5
12-31-2008	11.87	0.27	[2,3]	(4.38)	(4.11)	(0.28)	(0.45)	—	(0.73)	7.03	(34.44)[4]		0.34	[6]	0.29	[6]	2.66	[2]	—	[8]	6
12-31-2007[9]	12.50	0.28	[2,3]	(0.68)	(0.40)	(0.23)	—	—	(0.23)	11.87	(3.19)[4,5]		2.50	[6,7]	0.58	[6,7]	13.73	[2,7]	—	[8]	—
1. Unaudited. 2. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Based on the average daily shares outstanding. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the periods ended 6-30-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively. 7. Annualized. 8. Less than $500,000. 9. The inception date for Series I, Series II and Series III shares is 10-31-07.

American Global Growth Trust
SERIES I
06-30-2011[1]	11.25	0.01	[2,3]	0.54	0.55	—	—	—	—	11.80	4.89	[4,5]	0.63	[6,7]	0.63	[6,7]	0.24	[3,7]	1		1
12-31-2010[8]	11.27	0.05	[2,3]	0.04	0.09	(0.11)	—	—	(0.11)	11.25	0.81	[4]	0.61	[6,7]	0.61	[6,7]	4.18	[3,7]	—	[9]	8
SERIES II
06-30-2011[1]	11.23	(0.01)[2,3]		0.55	0.54	—	—	—	—	11.77	4.81	[4,5]	0.78	[6,7]	0.78	[6,7]	(0.13)[3,7]		191		1
12-31-2010	10.19	0.09	[2,3]	1.05	1.14	(0.10)	—	—	(0.10)	11.23	11.17	[5]	0.79	[6]	0.78	[6]	0.91	[3]	199		8
12-31-2009	7.76	0.08	[2,3]	2.94	3.02	(0.08)	(0.51)	—	(0.59)	10.19	41.42	[5]	0.80	[6]	0.78	[6]	0.88	[3]	196		11
12-31-2008	13.11	0.14	[2,3]	(5.22)	(5.08)	(0.14)	(0.13)	—	(0.27)	7.76	(38.68)[5]		0.80	[6]	0.78	[6]	1.24	[3]	150		15
12-31-2007[10]	12.50	0.43	[2,3]	0.43	0.86	(0.20)	(0.05)	—	(0.25)	13.11	6.92	[4,5]	0.81	[6,7]	0.81	[6,7]	4.89	[3,7]	227		1
SERIES III
06-30-2011[1]	11.22	0.02	[2,3]	0.55	0.57	—	—	—	—	11.79	5.08	[4,5]	0.28	[6,7]	0.28	[6,7]	0.42	[3,7]	4		1
12-31-2010	10.17	0.16	[2,3]	1.04	1.20	(0.15)	—	—	(0.15)	11.22	11.80	[5]	0.29	[6]	0.28	[6]	1.60	[3]	3		8
12-31-2009	7.74	0.20	[2,3]	2.87	3.07	(0.13)	(0.51)	—	(0.64)	10.17	42.22	[5]	0.30	[6]	0.28	[6]	2.17	[3]	2		11
12-31-2008[11]	13.07	0.66	[2,3]	(5.66)	(5.00)	(0.20)	(0.13)	—	(0.33)	7.74	(38.21)[4,5]		0.30	[6,7]	0.28	[6,7]	7.23	[3,7]	—	[9]	15
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Not annualized. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the periods ended 6-30-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively. 7. Annualized. 8. The inception date for Series I shares is 11-5-10. 9. Less than $500,000. 10. The inception date for Series II shares is 5-1-07. 11. The inception date for Series III shares is 1-2-08.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)

American Global Small Capitalization Trust
SERIES I
06-30-2011[1]	10.13	0.15	[2,3]	(0.11)	0.04	—	—	—	—	10.17	0.39	[4,5]	0.65	[6,9]	0.65	[6,9]	3.02	[3,6]	—	[7]	4
12-31-2010[8]	10.08	0.06	[2,3]	0.11	0.17	(0.12)	—	—	(0.12)	10.13	1.64	[4]	0.65	[6]	0.65	[6]	3.82	[3,6]	—	[7]	14
SERIES II
06-30-2011[1]	10.10	0.08	[2,3]	(0.06)	0.02	—	—	—	—	10.12	0.20	[4,5]	0.80	[6,9]	0.80	[6,9]	1.59	[3,6]	69		4
12-31-2010	8.40	0.10	[2,3]	1.73	1.83	(0.10)	(0.03)	—	(0.13)	10.10	21.85	[5]	0.81	[9]	0.80	[9]	1.10	[3]	79		14
12-31-2009	6.03	(0.02)[2,3]		3.28	3.26	— [10]	(0.89)	—	(0.89)	8.40	60.44	[5]	0.82	[9]	0.78	[9]	(0.30)[3]		74		27
12-31-2008	13.35	(0.08)[2,3]		(7.11)	(7.19)	— [10]	(0.13)	—	(0.13)	6.03	(53.79)[5]		0.83	[9]	0.78	[9]	(0.78)[3]		47		25
12-31-2007[11]	12.50	0.32	[2,3]	0.78 [12]	1.10	(0.16)	(0.09)	—	(0.25)	13.35	8.86	[4]	0.86	[6,9]	0.86	[6,9]	3.49	[3,6]	87		4
SERIES III
06-30-2011[1]	10.11	0.11	[2,3]	(0.06)	0.05	—	—	—	—	10.16	0.49	[4,5]	0.30	[6,9]	0.30	[6,9]	2.22	[3,6]	35		4
12-31-2010	8.40	0.14	[2,3]	1.75	1.89	(0.15)	(0.03)	—	(0.18)	10.11	22.50	[5]	0.31	[9]	0.30	[9]	1.62	[3]	34		14
12-31-2009	6.01	0.02	[2,3]	3.26	3.28	— [10]	(0.89)	—	(0.89)	8.40	61.16	[5]	0.32	[9]	0.28	[9]	0.31	[3]	31		27
12-31-2008[13]	13.31	(0.02)[2,3]		(7.09)	(7.11)	—	(0.19)	—	(0.19)	6.01	(53.39)[4,5]		0.33	[6,9]	0.28	[6,9]	(0.28)[3,6]		5		25
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Not annualized. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Annualized. 7. Less than $500,000. 8. The inception date for Series I shares is 11-5-10. 9. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the periods ended 6-30-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively. 10. Less than ($0.005) per share. 11. The inception date for Series II shares is 5-1-07. 12. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. 13. The inception date for Series III shares is 1-2-08.

American Growth Trust
SERIES I
06-30-2011[1]	15.63	—	[2,3]	0.91	0.91	—	—	—	—	16.54	5.82	[4,5]	0.62	[6,7]	0.62	[6,7]	0.03	[2,7]	112		2
12-31-2010	13.26	0.05	[2,3]	2.37	2.42	(0.05)	—	—	(0.05)	15.63	18.24	[4]	0.62	[6]	0.62	[6]	0.36	[2]	109		5
12-31-2009	11.61	0.03	[2,3]	3.81	3.84	(0.03)	(2.16)	—	(2.19)	13.26	38.88		0.63	[6]	0.63	[6]	0.24	[2]	93		8
12-31-2008	21.65	0.11	[2,3]	(9.60)	(9.49)	(0.11)	(0.44)	—	(0.55)	11.61	(44.20)		0.56	[6]	0.56	[6]	0.64	[2]	75		16
12-31-2007	21.73	0.10	[2,3]	2.44	2.54	(0.18)	(2.44)	—	(2.62)	21.65	11.93		0.37	[6]	0.37	[6]	0.43	[2]	102		9
12-31-2006	19.98	0.13	[2,3]	1.81	1.94	(0.06)	(0.13)	—	(0.19)	21.73	9.80		0.38	[8]	0.38	[8]	0.62	[2]	99		3
SERIES II
06-30-2011[1]	15.59	(0.01)[2,3]		0.90	0.89	—	—	—	—	16.48	5.71	[4,5]	0.77	[6,7]	0.77	[6,7]	(0.15)[2,7]		1,099		2
12-31-2010	13.22	0.02	[2,3]	2.38	2.40	(0.03)	—	—	(0.03)	15.59	18.14	[4]	0.77	[6]	0.77	[6]	0.16	[2]	1,138		5
12-31-2009	11.58	0.01	[2,3]	3.80	3.81	(0.01)	(2.16)	—	(2.17)	13.22	38.68		0.78	[6]	0.78	[6]	0.08	[2]	1,148		8
12-31-2008	21.57	0.07	[2,3]	(9.54)	(9.47)	(0.08)	(0.44)	—	(0.52)	11.58	(44.28)		0.69	[6]	0.69	[6]	0.37	[2]	974		16
12-31-2007	21.64	0.06	[2,3]	2.43	2.49	(0.12)	(2.44)	—	(2.56)	21.57	11.73		0.52	[6]	0.52	[6]	0.28	[2]	1,739		9
12-31-2006	19.90	0.07	[2,3]	1.84	1.91	(0.04)	(0.13)	—	(0.17)	21.64	9.64		0.53	[8]	0.53	[8]	0.33	[2]	1,485		3
SERIES III
06-30-2011[1]	15.57	0.03	[2,3]	0.90	0.93	—	—	—	—	16.50	5.97	[4,5]	0.27	[6,7]	0.27	[6,7]	0.40	[2,7]	100		2
12-31-2010	13.20	0.11	[2,3]	2.36	2.47	(0.10)	—	—	(0.10)	15.57	18.69	[4]	0.27	[6]	0.27	[6]	0.78	[2]	89		5
12-31-2009	11.57	0.11	[2,3]	3.76	3.87	(0.08)	(2.16)	—	(2.24)	13.20	39.32		0.28	[6]	0.28	[6]	0.89	[2]	62		8
12-31-2008[9]	21.53	0.53	[2,3]	(9.87)	(9.34)	(0.18)	(0.44)	—	(0.62)	11.57	(43.75)		0.29	[6]	0.29	[6]	3.80	[2]	10		16
1. Unaudited. 2. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Based on the average daily shares outstanding. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the periods ended 6-30-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively. 7.  Annualized. 8. Does not include expenses of the investment companies in which the Portfolio invests. 9. The inception date for Series III shares is 1-2-08.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)

American Growth-Income Trust
SERIES I
06-30-2011[1]	14.90	—	[2,3,10]	0.64	0.64	—	—	—	—	15.54	4.30	[4,8]	0.62	[5,9]	0.62	[5,9]	—	[2,9,11]	230		1
12-31-2010	13.55	0.14	[2,3]	1.37	1.51	(0.16)	—	—	(0.16)	14.90	11.13	[4]	0.62	[5]	0.62	[5]	1.04	[2]	240		6
12-31-2009	11.53	0.23	[2,3]	3.02	3.25	(0.15)	(1.08)	—	(1.23)	13.55	30.79		0.63	[5]	0.63	[5]	1.88	[2]	257		18
12-31-2008	19.53	0.22	[2,3]	(7.57)	(7.35)	(0.24)	(0.41)	—	(0.65)	11.53	(38.08)		0.55	[5]	0.55	[5]	1.39	[2]	19		15
12-31-2007	20.19	0.26	[2,3]	0.66	0.92	(0.60)	(0.98)	—	(1.58)	19.53	4.64		0.37	[5]	0.37	[5]	1.24	[2]	29		5
12-31-2006	17.81	0.25	[2,3]	2.36	2.61	(0.21)	(0.02)	—	(0.23)	20.19	14.80		0.38	[6]	0.38	[6]	1.35	[2]	20		2
SERIES II
06-30-2011[1]	14.88	(0.01)[2,3]		0.64	0.63	—	—	—	—	15.51	4.23	[4,8]	0.77	[5,9]	0.77	[5,9]	(0.14)[2,9]		893		1
12-31-2010	13.54	0.13	[2,3]	1.35	1.48	(0.14)	—	—	(0.14)	14.88	10.91	[4]	0.77	[5]	0.77	[5]	0.92	[2]	928		6
12-31-2009	11.52	0.12	[2,3]	3.11	3.23	(0.13)	(1.08)	—	(1.21)	13.54	30.67		0.78	[5]	0.78	[5]	1.04	[2]	943		18
12-31-2008	19.50	0.20	[2,3]	(7.56)	(7.36)	(0.21)	(0.41)	—	(0.62)	11.52	(38.17)		0.69	[5]	0.69	[5]	1.22	[2]	836		15
12-31-2007	20.14	0.22	[2,3]	0.66	0.88	(0.54)	(0.98)	—	(1.52)	19.50	4.48		0.52	[5]	0.52	[5]	1.05	[2]	1,440		5
12-31-2006	17.77	0.22	[2,3]	2.35	2.57	(0.18)	(0.02)	—	(0.20)	20.14	14.62		0.53	[6]	0.53	[6]	1.17	[2]	1,237		2
SERIES III
06-30-2011[1]	14.87	0.03	[2,3]	0.64	0.67	—	—	—	—	15.54	4.51	[4,8]	0.27	[5,9]	0.27	[5,9]	0.37	[2,9]	82		1
12-31-2010	13.52	0.21	[2,3]	1.35	1.56	(0.21)	—	—	(0.21)	14.87	11.51	[4]	0.27	[5]	0.27	[5]	1.51	[2]	79		6
12-31-2009	11.50	0.26	[2,3]	3.03	3.29	(0.19)	(1.08)	—	(1.27)	13.52	31.26		0.28	[5]	0.28	[5]	2.15	[2]	70		18
12-31-2008[7]	19.30	0.84	[2,3]	(7.93)	(7.09)	(0.30)	(0.41)	—	(0.71)	11.50	(37.18)[8]		0.29	[5,9]	0.29	[5,9]	6.24	[2,9]	12		15
1. Unaudited. 2. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Based on the average daily shares outstanding. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the periods ended 6-30-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively. 6. Does not include expenses of the investment companies in which the Portfolio invests. 7. The inception date for Series III shares is 1-2-08. 8. Not annualized. 9.  Annualized. 10. Less than ($0.005) per share. 11. Less than (0.005)%.

American High-Income Bond Trust
SERIES I
06-30-2011[1]	10.95	0.30	[3,4]	0.17	0.47	—	—	—	—	11.42	4.29	[5,6]	0.65	[7,8]	0.65	[7,8]	5.48	[4,8]	1		5
12-31-2010[2]	11.68	0.67	[3,4]	(0.62)	0.05	(0.78)	—	—	(0.78)	10.95	0.41	[5,6]	0.65	[7]	0.65	[7]	5.94	[8]	—	[9]	19
SERIES II
06-30-2011[1]	10.93	0.10	[3,4]	0.37	0.47	—	—	—	—	11.40	4.30	[5,6]	0.80	[7,8]	0.80	[7,8]	1.74	[4,8]	61		5
12-31-2010	10.21	0.77	[3,4]	0.71	1.48	(0.76)	—	—	(0.76)	10.93	14.52	[5]	0.81	[7]	0.80	[7]	7.07	[4]	62		19
12-31-2009	7.81	0.66	[3,4]	2.34	3.00	(0.60)	—	—	(0.60)	10.21	38.42	[5]	0.84	[7]	0.78	[7]	7.15	[4]	58		19
12-31-2008	11.33	0.68	[3,4]	(3.46)	(2.78)	(0.74)	—	—	(0.74)	7.81	(24.39)[5]		0.86	[7]	0.78	[7]	6.45	[4]	34		26
12-31-2007[10]	12.50	1.58	[3,4]	(2.01)	(0.43)	(0.74)	—	—	(0.74)	11.33	(3.41)[6]		0.96	[7,8]	0.96	[7,8]	19.47	[4,8]	46		3
SERIES III
06-30-2011[1]	10.91	0.13	[3,4]	0.37	0.50	—	—	—	—	11.41	4.58	[5,6]	0.30	[7,8]	0.30	[7,8]	2.27	[4,8]	44		5
12-31-2010	10.19	0.97	[3,4]	0.57	1.54	(0.82)	—	—	(0.82)	10.91	15.09	[5]	0.31	[7]	0.30	[7]	8.91	[4]	42		19
12-31-2009	7.80	2.33	[3,4]	0.71	3.04	(0.65)	—	—	(0.65)	10.19	39.05	[5]	0.34	[7]	0.28	[7]	22.94	[4]	17		19
12-31-2008[11]	11.32	2.53	[3,4]	(5.26)	(2.73)	(0.79)	—	—	(0.79)	7.80	(23.93)[5,6]		0.36	[7,8]	0.28	[7,8]	26.70	[4,8]	—	[9]	26
1. Unaudited. 2. The inception date for Series I shares is 11-5-10. 3. Based on the average daily shares outstanding. 4. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the periods ended 6-30-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively. 8. Annualized. 9. Less than $500,000. 10. The inception date for Series II shares is 5-1-07. 11. The inception date for Series III shares is 1-2-08.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)

American International Trust
SERIES I
06-30-2011[1]	16.33	—	[2,3,4]	0.68	0.68	—	—	—	—	17.01	4.16	[5,6]	0.62	[7,8]	0.62	[7,8]	(0.05)[3,8]		109		1
12-31-2010	15.52	0.26	[2,3]	0.81	1.07	(0.26)	—	—	(0.26)	16.33	6.88	[5]	0.62	[7]	0.62	[7]	1.73	[3]	117		12
12-31-2009	14.31	0.17	[2,3]	4.60	4.77	(0.15)	(3.41)	—	(3.56)	15.52	42.59		0.63	[7]	0.63	[7]	1.19	[3]	101		10
12-31-2008	26.71	0.39	[2,3]	(11.51)	(11.12)	(0.51)	(0.77)	—	(1.28)	14.31	(42.37)		0.55	[7]	0.55	[7]	1.86	[3]	69		18
12-31-2007	24.92	0.33	[2,3]	4.37	4.70	(0.43)	(2.48)	—	(2.91)	26.71	19.58		0.37	[7]	0.37	[7]	1.23	[3]	106		10
12-31-2006	21.44	0.36	[2,3]	3.57	3.93	(0.21)	(0.24)	—	(0.45)	24.92	18.53		0.38	[9]	0.38	[9]	1.56	[3]	70		6
SERIES II
06-30-2011[1]	16.31	(0.01)[2,3]		0.69	0.68	—	—	—	—	16.99	4.17	[5,6]	0.77	[7,8]	0.77	[7,8]	(0.18)[3,8]		694		1
12-31-2010	15.51	0.22	[2,3]	0.81	1.03	(0.23)	—	—	(0.23)	16.31	6.68	[5]	0.77	[7]	0.77	[7]	1.43	[3]	726		12
12-31-2009	14.30	0.13	[2,3]	4.62	4.75	(0.13)	(3.41)	—	(3.54)	15.51	42.41		0.78	[7]	0.78	[7]	0.91	[3]	760		10
12-31-2008	26.67	0.31	[2,3]	(11.43)	(11.12)	(0.48)	(0.77)	—	(1.25)	14.30	(42.47)		0.69	[7]	0.69	[7]	1.46	[3]	637		18
12-31-2007	24.86	0.27	[2,3]	4.38	4.65	(0.36)	(2.48)	—	(2.84)	26.67	19.41		0.52	[7]	0.52	[7]	1.01	[3]	1,168		10
12-31-2006	21.40	0.30	[2,3]	3.58	3.88	(0.18)	(0.24)	—	(0.42)	24.86	18.32		0.53	[9]	0.53	[9]	1.30	[3]	951		6
SERIES III
06-30-2011[1]	16.28	0.03	[2,3]	0.68	0.71	—	—	—	—	16.99	4.36	[5,6]	0.27	[7,8]	0.27	[7,8]	0.40	[3,8]	42		1
12-31-2010	15.47	0.40	[2,3]	0.72	1.12	(0.31)	—	—	(0.31)	16.28	7.25	[5]	0.27		0.27		2.64	[3]	33		12
12-31-2009	14.27	0.64	[2,3]	4.18	4.82	(0.21)	(3.41)	—	(3.62)	15.47	43.14		0.28	[7]	0.28	[7]	4.36	[3]	10		10
12-31-2008[10]	26.60	1.07	[2,3]	(12.03)	(10.96)	(0.60)	(0.77)	—	(1.37)	14.27	(41.97)[6]		0.29	[7,8]	0.29	[7,8]	6.08	[3,8]	—	[11]	18
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Less than ($0.005) per share. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7.  Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the periods ended 6-30-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively. 8. Annualized. 9. Does not include expenses of the investment companies in which the Portfolio invests. 10. The inception date for Series III shares is 1-2-08. 11. Less than $500,000.

American New World Trust
SERIES I
06-30-2011[1]	13.75	0.03	[2,3]	0.09	0.12	—	—	—	—	13.87	0.87	[4,5]	0.65	[6,7]	0.65	[6,7]	0.50	[2,7]	9		8
12-31-2010	11.84	0.28	[2,3]	1.78	2.06	(0.15)	—	—	(0.15)	13.75	17.42	[4]	0.66	[6]	0.65	[6]	2.26	[2]	8		26
12-31-2009[8]	8.94	0.24	[2,3]	2.78	3.02	(0.12)	—	—	(0.12)	11.84	33.73	[4,5]	0.66	[6,7]	0.63	[6,7]	3.27	[2,7]	2		22
SERIES II
06-30-2011[1]	13.74	0.02	[2,3]	0.09	0.11	—	—	—	—	13.85	0.80	[4,5]	0.80	[6,7]	0.80	[6,7]	0.29	[2,7]	88		8
12-31-2010	11.84	0.14	[2,3]	1.89	2.03	(0.13)	—	—	(0.13)	13.74	17.18	[4]	0.81	[6]	0.80	[6]	1.12	[2]	95		26
12-31-2009	8.15	0.12	[2,3]	3.80	3.92	(0.10)	(0.13)	—	(0.23)	11.84	48.82	[4]	0.84	[6]	0.78	[6]	1.17	[2]	77		22
12-31-2008	14.76	0.10	[2,3]	(6.40)	(6.30)	(0.13)	(0.18)	—	(0.31)	8.15	(42.66)[4]		0.83	[6]	0.78	[6]	0.82	[2]	41		60
12-31-2007[9]	12.50	0.56	[2,3]	2.02	2.58	(0.23)	(0.09)	—	(0.32)	14.76	20.73	[5]	0.88	[6,7]	0.88	[6,7]	5.79	[2,7]	83		8
SERIES III
06-30-2011[1]	13.72	0.06	[2,3]	0.08	0.14	—	—	—	—	13.86	1.02	[4,5]	0.30	[6,7]	0.30	[6,7]	0.85	[2,7]	3		8
12-31-2010	11.81	0.22	[2,3]	1.89	2.11	(0.20)	—	—	(0.20)	13.72	17.84	[4]	0.31	[6]	0.30	[6]	1.76	[2]	3		26
12-31-2009	8.13	0.24	[2,3]	3.73	3.97	(0.16)	(0.13)	—	(0.29)	11.81	49.55	[4]	0.34	[6]	0.28	[6]	2.31	[2]	2		22
12-31-2008[10]	14.71	0.47	[2,3]	(6.68)	(6.21)	(0.19)	(0.18)	—	(0.37)	8.13	(42.16)[4,5]		0.33	[6,7]	0.28	[6,7]	4.60	[2,7]	—	[11]	60
1. Unaudited. 2. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Based on the average daily shares outstanding. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the periods ended 6-30-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively. 7.  Annualized. 8. The inception date for Series I shares is 5-6-09. 9. The inception date for Series II shares is 5-1-07. 10. The inception date for Series III shares is 1-2-08. 11. Less than $500,000.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)

Balanced Trust
SERIES I
06-30-2011[1]	16.34	0.12	[2]	0.68	0.80	—	—	—	—	17.14	4.90	[3,4]	0.98	[5]	0.95	[5]	1.46	[5]	1		15
12-31-2010	14.83	0.20	[2]	1.64	1.84	(0.12)	(0.21)	—	(0.33)	16.34	12.58	[3]	1.02		1.02		1.33		1		35	[6]
12-31-2009[7]	12.50	0.11	[2]	2.58	2.69	(0.13)	(0.23)	—	(0.36)	14.83	21.52	[3,4]	1.23	[5]	1.06	[5]	1.12	[5]	—	[8]	80	[6]
SERIES NAV
06-30-2011[1]	16.34	0.13	[2]	0.67	0.80	—	—	—	—	17.14	4.90	[3,4]	0.93	[5]	0.90	[5]	1.53	[5]	127		15
12-31-2010	14.83	0.21	[2]	1.64	1.85	(0.13)	(0.21)	—	(0.34)	16.34	12.64	[3]	0.97		0.97		1.37		96		35	[6]
12-31-2009[7]	12.50	0.11	[2]	2.59	2.70	(0.14)	(0.23)	—	(0.37)	14.83	21.58	[3,4]	1.18	[5]	1.01	[5]	1.18	[5]	33		80	[6]
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 58% for 12-31-10 and 89% for 12-31-09. 7. The inception date for Series I and Series NAV shares is 4-30-09. 8. Less than $500,000.

Blue Chip Growth Trust
SERIES I
06-30-2011[1]	20.25	—	[2,3]	1.33	1.33	—	—	—	—	21.58	6.57	[4,5]	0.86	[6]	0.83	[6]	0.02	[6]	317		18
12-31-2010	17.45	—	[2,7]	2.82	2.82	(0.02)	—	—	(0.02)	20.25	16.15	[4]	0.87		0.84		(0.01)		328		44
12-31-2009	12.23	0.02	[2]	5.22	5.24	(0.02)	—	—	(0.02)	17.45	42.89	[4]	0.89		0.86		0.11		335		47
12-31-2008	21.70	0.03	[2]	(9.14)	(9.11)	(0.05)	(0.31)	—	(0.36)	12.23	(42.53)[4]		0.90		0.87		0.18		281		58
12-31-2007	19.39	0.08	[2]	2.38	2.46	(0.15)	—	—	(0.15)	21.70	12.75	[4,8]	0.88		0.85		0.40		593		34
12-31-2006	17.73	0.10	[2]	1.60	1.70	(0.04)	—	—	(0.04)	19.39	9.58	[4,9]	0.88		0.86		0.53		668		37
SERIES II
06-30-2011[1]	20.15	(0.02)[2]		1.32	1.30	—	—	—	—	21.45	6.45	[4,5]	1.06	[6]	1.03	[6]	(0.18)[6]		136		18
12-31-2010	17.39	(0.04)[2]		2.81	2.77	(0.01)	—	—	(0.01)	20.15	15.94	[4]	1.07		1.04		(0.21)		137		44
12-31-2009	12.21	(0.01)[2]		5.20	5.19	(0.01)	—	—	(0.01)	17.39	42.56	[4]	1.09		1.06		(0.09)		131		47
12-31-2008	21.65	—	[2,7]	(9.11)	(9.11)	(0.02)	(0.31)	—	(0.33)	12.21	(42.63)[4]		1.10		1.07		(0.02)		102		58
12-31-2007	19.32	0.04	[2]	2.37	2.41	(0.08)	—	—	(0.08)	21.65	12.51	[4,8]	1.08		1.05		0.21		176		34
12-31-2006	17.68	0.06	[2]	1.59	1.65	(0.01)	—	—	(0.01)	19.32	9.31	[4,9]	1.08		1.06		0.32		176		37
SERIES NAV
06-30-2011[1]	20.22	0.01	[2]	1.31	1.32	—	—	—	—	21.54	6.53	[4,5]	0.81	[6]	0.78	[6]	0.07	[6]	1,403		18
12-31-2010	17.41	0.01	[2]	2.82	2.83	(0.02)	—	—	(0.02)	20.22	16.25	[4]	0.82		0.79		0.05		1,361		44
12-31-2009	12.20	0.03	[2]	5.21	5.24	(0.03)	—	—	(0.03)	17.41	42.97	[4]	0.84		0.81		0.18		1,135		47
12-31-2008	21.66	0.04	[2]	(9.12)	(9.08)	(0.07)	(0.31)	—	(0.38)	12.20	(42.52)[4]		0.85		0.82		0.23		1,299		58
12-31-2007	19.36	0.10	[2]	2.37	2.47	(0.17)	—	—	(0.17)	21.66	12.81	[4,8]	0.83		0.80		0.46		2,491		34
12-31-2006	17.71	0.10	[2]	1.59	1.69	(0.04)	—	—	(0.04)	19.36	9.59	[4,9]	0.83		0.81		0.56		1,880		37
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Less than $0.005 per share. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. Less than ($0.005) per share. 8. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.01, less than $0.005 and $0.01 for Series I, Series II and Series NAV. The total returns excluding the payment from affiliates was 12.70%, 12.51% and 12.76% for Series I, Series II and Series NAV, respectively. 9. John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)

Capital Appreciation Trust
SERIES I
06-30-2011[1]	9.94	0.01	[2]	0.81	0.82	—	—	—	—	10.76	8.25	[3,4]	0.78	[5]	0.78	[5]	0.13	[5]	212		29
12-31-2010	8.90	0.01	[2]	1.04	1.05	(0.01)	—	—	(0.01)	9.94	11.83	[3]	0.79		0.79		0.16		217		77	[6]
12-31-2009	6.27	0.02	[2]	2.63	2.65	(0.02)	—	—	(0.02)	8.90	42.29	[3]	0.80		0.80		0.26		136		85
12-31-2008	10.05	0.04	[2]	(3.78)	(3.74)	(0.04)	—	—	(0.04)	6.27	(37.22)		0.81		0.81		0.41		114		97
12-31-2007	9.07	0.03	[2]	1.02	1.05	(0.03)	(0.04)	—	(0.07)	10.05	11.61	[3,7]	0.82		0.82		0.31		227		73
12-31-2006	10.02	0.01	[2]	0.20	0.21	—	(1.16)	—	(1.16)	9.07	2.26	[3,8]	0.83		0.83		0.11		263		114	[6]
SERIES II
06-30-2011[1]	9.85	—	[2,9]	0.81	0.81	—	—	—	—	10.66	8.22	[3,4]	0.98	[5]	0.98	[5]	(0.08)[5]		83		29
12-31-2010	8.83	—	[2,9]	1.02	1.02	— [9]	—	—	— [9]	9.85	11.58	[3]	0.99		0.99		(0.05)		84		77	[6]
12-31-2009	6.22	—	[2,10]	2.61	2.61	— [9]	—	—	— [9]	8.83	42.04	[3]	1.00		1.00		0.06		71		85
12-31-2008	9.96	0.02	[2]	(3.74)	(3.72)	(0.02)	—	—	(0.02)	6.22	(37.36)		1.01		1.01		0.21		52		97
12-31-2007	8.99	0.01	[2]	1.01	1.02	(0.01)	(0.04)	—	(0.05)	9.96	11.36	[3,7]	1.02		1.02		0.11		97		73
12-31-2006	9.96	(0.01)[2]		0.20	0.19	—	(1.16)	—	(1.16)	8.99	2.06	[3,8]	1.03		1.03		(0.09)		113		114	[6]
SERIES NAV
06-30-2011[1]	9.94	0.01	[2]	0.82	0.83	—	—	—	—	10.77	8.35	[3,4]	0.73	[5]	0.73	[5]	0.18	[5]	856		29
12-31-2010	8.90	0.02	[2]	1.04	1.06	(0.02)	—	—	(0.02)	9.94	11.88	[3]	0.74		0.74		0.19		821		77	[6]
12-31-2009	6.27	0.02	[2]	2.63	2.65	(0.02)	—	—	(0.02)	8.90	42.36	[3]	0.75		0.75		0.31		791		85
12-31-2008	10.06	0.04	[2]	(3.78)	(3.74)	(0.05)	—	—	(0.05)	6.27	(37.23)		0.76		0.76		0.46		526		97
12-31-2007	9.08	0.03	[2]	1.03	1.06	(0.04)	(0.04)	—	(0.08)	10.06	11.69	[3,7]	0.77		0.77		0.36		780		73
12-31-2006	10.02	0.01	[2]	0.21	0.22	—	(1.16)	—	(1.16)	9.08	2.38	[3,8]	0.78		0.78		0.15		627		114	[6]
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5.  Annualized. 6. Excludes merger activity. 7. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: less than $0.005 for Series I and Series II and $0.01 for Series NAV. The total returns excluding the payment from affiliates was 11.61%, 11.36% and 11.58% for Series I, Series II and Series NAV, respectively. 8. John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%. 9. Less than ($0.005) per share. 10. Less than $0.005 per share.

Capital Appreciation Value Trust
SERIES I
06-30-2011[1]	11.50	0.09	[2]	0.59	0.68	—	—	—	—	12.18	5.91	[3,5]	0.95	[6]	0.91	[6]	1.54	[6]	1		56
12-31-2010	11.47	0.16	[2]	1.41	1.57	(0.18)	(1.36)	—	(1.54)	11.50	13.83	[3]	1.02		0.98		1.38		1		62
12-31-2009	9.02	0.20	[2]	2.52	2.72	(0.22)	(0.05)	—	(0.27)	11.47	30.06	[3]	1.05		1.01		1.93		1		91
12-31-2008[4]	12.50	0.15	[2]	(3.56)	(3.41)	(0.07)	—	—	(0.07)	9.02	(27.26)[3,5]		1.22	[6]	1.18	[6]	2.01	[6]	—	[7]	55	[8]
SERIES II
06-30-2011[1]	11.49	0.08	[2]	0.59	0.67	—	—	—	—	12.16	5.83	[3,5]	1.15	[6]	1.11	[6]	1.34	[6]	336		56
12-31-2010	11.46	0.14	[2]	1.40	1.54	(0.15)	(1.36)	—	(1.51)	11.49	13.63	[3]	1.22		1.18		1.15		335		62
12-31-2009	9.02	0.17	[2]	2.52	2.69	(0.20)	(0.05)	—	(0.25)	11.46	29.84	[3]	1.25		1.21		1.70		337		91
12-31-2008[4]	12.50	0.16	[2]	(3.58)	(3.42)	(0.06)	—	—	(0.06)	9.02	(27.37)[3,5]		1.42	[6]	1.38	[6]	2.46	[6]	141		55	[8]
SERIES NAV
06-30-2011[1]	11.49	0.09	[2]	0.59	0.68	—	—	—	—	12.17	5.92	[3,5]	0.90	[6]	0.86	[6]	1.58	[6]	7		56
12-31-2010	11.46	0.17	[2]	1.40	1.57	(0.18)	(1.36)	—	(1.54)	11.49	13.90	[3]	0.97		0.93		1.42		5		62
12-31-2009	9.02	0.19	[2]	2.52	2.71	(0.22)	(0.05)	—	(0.27)	11.46	30.12	[3]	1.00		0.96		1.89		3		91
12-31-2008[4]	12.50	0.16	[2]	(3.56)	(3.40)	(0.08)	—	—	(0.08)	9.02	(27.23)[3,5]		1.17	[6]	1.13	[6]	2.26	[6]	1		55	[8]
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. The inception date for Series I, Series II and Series NAV shares is 4-28-08. 5. Not Annualized. 6. Annualized. 7. Less than $500,000. 8. The Portfolio turnover rate, including the effect of “TBA” (to be announced) securities for the period ended is 63%.

Core Allocation Trust
SERIES I
06-30-2011[1]	15.93	(0.01)[2,3]		0.80	0.79	—	—	—	—	16.72	4.96	[4,5]	0.17	[6,7]	0.17	[6,7]	(0.17)[3,7]		12		2
12-31-2010	14.76	0.31	[2,3]	1.31	1.62	(0.23)	(0.22)	—	(0.45)	15.93	11.00	[4]	0.22	[6]	0.16	[6]	2.05	[3]	10		19
12-31-2009[8]	12.50	0.46	[2,3]	2.33	2.79	(0.24)	(0.29)	—	(0.53)	14.76	22.25	[4,5]	0.50	[6,7]	0.12	[6,7]	4.77	[3,7]	4		18
SERIES II
06-30-2011[1]	15.93	(0.03)[2,3]		0.81	0.78	—	—	—	—	16.71	4.90	[4,5]	0.37	[6,7]	0.37	[6,7]	(0.37)[3,7]		109		2
12-31-2010	14.77	0.27	[2,3]	1.31	1.58	(0.20)	(0.22)	—	(0.42)	15.93	10.72	[4]	0.42	[6]	0.36	[6]	1.76	[3]	76		19
12-31-2009[8]	12.50	0.37	[2,3]	2.40	2.77	(0.21)	(0.29)	—	(0.50)	14.77	22.10	[4,5]	0.70	[6,7]	0.32	[6,7]	3.84	[3,7]	31		18
SERIES NAV
06-30-2011[1]	15.92	(0.01)[2,3]		0.81	0.80	—	—	—	—	16.72	5.03	[4,5]	0.12	[6,7]	0.12	[6,7]	(0.12)[3,7]		—	[10]	2
12-31-2010[9]	15.56	0.23	[2,3]	0.59	0.82	(0.24)	(0.22)	—	(0.46)	15.92	5.28	[5]	0.17	[6,7]	0.11	[6,7]	2.27	[5,3]	—	[10]	19
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.48% – 0.99%, 0.48% – 1.00% and 0.49% – 1.06% based on the mix of underlying funds held by the portfolio for the periods ended 6-30-11, 12-31-10 and 12-31-09, respectively. 7.  Annualized. 8. The inception date for Series I and Series II shares is 5-1-09. 9. The inception date for Series NAV shares is 4-30-10. 10. Less than $500,000.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)

Core Allocation Plus Trust
SERIES I
06-30-2011[1]	10.89	0.07	[2]	0.48	0.55	—	—	—	—	11.44	5.05	[3,4]	1.04	[5]	1.04	[5]	1.30	[5]	28		72	[6]
12-31-2010	10.13	0.15	[2]	0.90	1.05	(0.12)	(0.17)	—	(0.29)	10.89	10.50	[4]	1.04		1.04		1.44		27		132
12-31-2009	8.50	0.11	[2]	2.03	2.14	(0.16)	(0.35)	—	(0.51)	10.13	25.20	[4]	1.12		1.12		1.16		25		174	[6]
12-31-2008[7]	12.50	0.12	[2]	(4.06)	(3.94)	(0.06)	—	—	(0.06)	8.50	(31.50)[3,4]		1.63		1.63		1.12		11		97	[6]
SERIES II
06-30-2011[1]	10.90	0.06	[2]	0.47	0.53	—	—	—	—	11.43	4.86	[3,4]	1.24	[5]	1.24	[5]	1.10	[5]	162		72	[6]
12-31-2010	10.14	0.13	[2]	0.90	1.03	(0.10)	(0.17)	—	(0.27)	10.90	10.29	[4]	1.24		1.24		1.23		161		132
12-31-2009	8.50	0.09	[2]	2.04	2.13	(0.14)	(0.35)	—	(0.49)	10.14	25.10	[4]	1.32		1.32		0.98		157		174	[6]
12-31-2008[7]	12.50	0.09	[2]	(4.05)	(3.96)	(0.04)	—	—	(0.04)	8.50	(31.67)[3,4]		1.83		1.83		0.92		56		97	[6]
SERIES NAV
06-30-2011[1]	10.89	0.08	[2]	0.47	0.55	—	—	—	—	11.44	5.05	[3,4]	0.99	[5]	0.99	[5]	1.37	[5]	79		72	[6]
12-31-2010	10.13	0.16	[2]	0.89	1.05	(0.12)	(0.17)	—	(0.29)	10.89	10.55	[4]	0.99		0.99		1.51		56		132
12-31-2009	8.49	0.12	[2]	2.03	2.15	(0.16)	(0.35)	—	(0.51)	10.13	25.41	[4]	1.07		1.07		1.23		22		174	[6]
12-31-2008[7]	12.50	0.13	[2]	(4.07)	(3.94)	(0.07)	—	—	(0.07)	8.49	(31.53)[3,4]		1.59		1.59		1.15		4		97	[6]
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Not annualized. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Annualized. 6. The Portfolio turnover rate including the effect of “TBA” (to be announced) is 93%, 139%, 213% and 122% for the periods ended 6-30-11, 12-31-10, 12-31-09 and 12-31-08, respectively. 7. The inception date for Series I, Series II and Series NAV shares is 1-2-08.

Core Disciplined Diversification Trust
SERIES II
06-30-2011[1]	16.86	(0.03)[3,4]		0.78	0.75	—	—	—	—	17.61	4.45	[5,8]	0.35	[6,7]	0.37	[6,7]	(0.37)[4,7]		201		3
12-31-2010	15.32	0.36	[3,4]	1.50	1.86	(0.25)	(0.07)	—	(0.32)	16.86	12.20	[8]	0.38	[6]	0.36	[6]	2.31	[4]	150		5
12-31-2009[2]	12.50	0.47	[3,4]	2.66	3.13	(0.25)	(0.06)	—	(0.31)	15.32	25.02	[5,8]	0.54	[6,7]	0.32	[6,7]	4.74	[4,7]	62		8
SERIES NAV
06-30-2011[1]	16.86	(0.01)[3,4]		0.77	0.76	—	—	—	—	17.62	4.51	[5,8]	0.10	[6,7]	0.12	[6,7]	(0.12)[4,7]		—	[9]	3
12-31-2010[10]	16.15	0.29	[3,4]	0.78	1.07	(0.29)	(0.07)	—	(0.36)	16.86	6.68	[5,8]	0.12	[6,7]	0.12	[6,7]	2.75	[4,7]	—	[9]	5
1. Unaudited. 2. The inception date for Series II shares is 5-1-09. 3. Based on the average daily shares outstanding. 4. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 5. Not annualized. 6. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.48% – 0.86%, 0.48% – 0.82% and 0.49% – 0.70% based on the mix of underlying funds held by the portfolio for the periods ended 6-30-11,12-31-10 and 12-31-09, respectively. 7. Annualized. 8. Total returns would have been lower had certain expenses not been reduced during the periods shown. 9. Less than $500,000. 10. The inception date for Series NAV shares is 4-30-10.

Core Diversified Growth & Income Trust
SERIES I
06-30-2011[1]	12.12	(0.01)[2,3]		0.52	0.51	—	—	—	—	12.63	4.21	[4,5]	1.52	[6,7]	0.49	[6,7]	(0.08)[3,7]		3		5
12-31-2010	11.15	0.23	[2,3]	0.97	1.20	(0.17)	(0.06)	—	(0.23)	12.12	10.82	[4]	2.54	[6]	0.47	[6]	2.03	[3]	2		27
12-31-2009	8.71	0.74	[2,3]	1.88	2.62	(0.18)	—	—	(0.18)	11.15	30.07	[4]	5.91	[6]	0.51	[6]	7.06	[3]	1		157
12-31-2008[8]	12.50	0.23	[2,3]	(3.79)	(3.56)	(0.23)	—	—	(0.23)	8.71	(28.43)[4,5]		5.68	6.7	0.66	[7,6]	4.41	[3,7]	—	[9]	7
SERIES II
06-30-2011[1]	12.12	(0.02)[2,3]		0.52	0.50	—	—	—	—	12.62	4.13	[4,5]	1.72	[6,7]	0.69	[6,7]	(0.31)[3,7]		1		5
12-31-2010	11.15	0.15	[2,3]	1.03	1.18	(0.15)	(0.06)	—	(0.21)	12.12	10.61	[4]	2.74	[6]	0.67	[6]	1.29	[3]	1		27
12-31-2009	8.71	0.14	[2,3]	2.46	2.60	(0.16)	—	—	(0.16)	11.15	29.87	[4]	6.06	[6]	0.77	[6]	1.47	[3]	1		157
12-31-2008[8]	12.50	0.22	[2,3]	(3.79)	(3.57)	(0.22)	—	—	(0.22)	8.71	(28.49)[4,5]		5.83	[6,7]	0.82	[6,7]	4.26	[3,7]	1		7
SERIES III
06-30-2011[1]	12.12	0.01	[2,3]	0.50	0.51	—	—	—	—	12.63	4.21	[4,5]	1.32	[6,7]	0.29	[6,7]	0.09	[3,7]	—	[9]	5
12-31-2010	11.14	0.19	[2,3]	1.05	1.24	(0.20)	(0.06)	—	(0.26)	12.12	11.12	[4]	2.31	[6]	0.27	[6]	1.69	[3]	—	[9]	27
12-31-2009	8.71	0.19	[2,3]	2.46	2.65	(0.22)	—	—	(0.22)	11.14	30.42	[4]	5.56	[6]	0.29	[6]	1.96	[3]	—	[9]	157
12-31-2008[8]	12.50	0.25	[2,3]	(3.79)	(3.54)	(0.25)	—	—	(0.25)	8.71	(28.27)[4,5]		5.33	[6,7]	0.31	[6,7]	4.77	[3,7]	—	[9]	7
SERIES NAV
06-30-2011[1]	12.11	0.01	[2,3]	0.52	0.53	—	—	—	—	12.64	4.38	[4,5]	1.17	[6,7]	0.14	[6,7]	0.24	[3,7]	—	[9]	5
12-31-2010	11.13	0.21	[2,3]	1.04	1.25	(0.21)	(0.06)	—	(0.27)	12.11	11.29	[4]	2.12	[6]	0.12	[6]	1.84	[3]	—	[9]	27
12-31-2009	8.70	0.21	[2,3]	2.46	2.67	(0.24)	—	—	(0.24)	11.13	30.79	[4]	5.32	[6]	0.07	[6]	2.19	[3]	—	[9]	157
12-31-2008[8]	12.50	0.26	[2,3]	(3.80)	(3.54)	(0.26)	—	—	(0.26)	8.70	(28.24)[4,5]		5.09	[6,7]	0.06	[6,7]	5.02	[3,7]	—	[9]	7
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.56%, 0.29% – 0.61%, 0.29% – 0.56% and 0.25% – 0.73% based on the mix of underlying funds held by the portfolio for periods ended 6-30-11, 12-31-10, 12-31-09 and 12-31-08, respectively. 7. Annualized. 8. The inception date for Series I, Series II, Series III and Series NAV shares is 7-1-08. 9. Less than $500,000.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)

Core Fundamental Holdings Trust
SERIES I
06-30-2011[1]	15.73	(0.01)[2,3]		0.62	0.61	—	—	—	—	16.34	3.88	[4,5]	0.44	[6,10]	0.45	[6,10]	(0.08)[3,6]		—	[7]	2
12-31-2010[8]	15.31	0.27	[2,3]	0.52	0.79	(0.25)	(0.12)	—	(0.37)	15.73	5.20	[4,5]	0.43	[6,10]	0.43	[6,10]	2.63	[3,6]	—	[7]	3
SERIES II
06-30-2011[1]	15.74	(0.02)[2,3]		0.60	0.58	—	—	—	—	16.32	3.68	[4,5]	0.64	[6,10]	0.65	[6,10]	(0.26)[3,6]		268		2
12-31-2010	14.67	0.29	[2,3]	1.12	1.41	(0.22)	(0.12)	—	(0.34)	15.74	9.65	[4]	0.66	[10]	0.64	[10]	1.91	[3]	228		3
12-31-2009[9]	12.50	0.40	[2,3]	1.98	2.38	(0.20)	(0.01)	—	(0.21)	14.67	19.05	[4,5]	0.74	[6,10]	0.60	[6,10]	4.21	[3,6]	105		11
SERIES III
06-30-2011[1]	15.72	0.01	[2,3]	0.61	0.62	—	—	—	—	16.34	3.94	[4,5]	0.24	[6,10]	0.25	[6,10]	0.13	[3,6]	23		2
12-31-2010	14.65	0.34	[2,3]	1.15	1.49	(0.30)	(0.12)	—	(0.42)	15.72	10.08	[4]	0.26	[10]	0.24	[10]	2.28	[3]	20		3
12-31-2009[9]	12.50	0.42	[2,3]	2.00	2.42	(0.26)	(0.01)	—	(0.27)	14.65	19.35	[4,5]	0.34	[6,10]	0.20	[6,10]	4.42	[3,6]	9		11
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. Less than $500,000. 8. The inception date for Series I shares is 4-30-10. 9. The inception date for Series II and Series III shares is 5-1-09. 10. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.50%, 0.29% – 0.53% and 0.29% – 0.54% based on the mix of underlying funds held by the portfolio for the periods ended 6-30-11, 12-31-10 and 12-31-09, respectively.

Core Global Diversification Trust
SERIES I
06-30-2011[1]	16.01	—	[2,3,4]	0.64	0.64	—	—	—	—	16.65	4.00	[5,6]	0.44	[7,8]	0.45	[7,8]	(0.01)[3,8]		—	[9]	2
12-31-2010[10]	15.50	0.30	[2,3]	0.68	0.98	(0.28)	(0.19)	—	(0.47)	16.01	6.40	[5,6]	0.43	[7,8]	0.42	[7]	2.89	[3,8]	—	[9]	10
SERIES II
06-30-2011[1]	16.02	(0.02)[2,3]		0.64	0.62	—	—	—	—	16.64	3.87	[5,6]	0.64	[7,8]	0.65	[7,8]	(0.26)[3,8]		328		2
12-31-2010	15.21	0.32	[2,3]	0.93	1.25	(0.25)	(0.19)	—	(0.44)	16.02	8.29	[5]	0.65	[7]	0.64	[7]	2.12	[3]	279		10
12-31-2009[11]	12.50	0.45	[2,3]	2.46	2.91	(0.20)	— [12]	—	(0.20)	15.21	23.26	[5,6]	0.74	[7,8]	0.60	[7,8]	4.49	[3,8]	129		20
SERIES III
06-30-2011[1]	16.00	0.01	[2,3]	0.65	0.66	—	—	—	—	16.66	4.13	[5,6]	0.24	[7,8]	0.25	[7,8]	0.14	[3,8]	19		2
12-31-2010	15.19	0.39	[2,3]	0.92	1.31	(0.31)	(0.19)	—	(0.50)	16.00	8.71	[5]	0.25	[7]	0.24	[7]	2.54	[3]	16		10
12-31-2009[11]	12.50	0.50	[2,3]	2.45	2.95	(0.26)	— [12]	—	(0.26)	15.19	23.58	[5,6]	0.34	[7,8]	0.20	[7,8]	5.02	[3,8]	6		20
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Less than ($0.005) per share. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7.  Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.56%, 0.29% – 0.61% and 0.29% – 0.56% based on the mix of underlying funds held by the portfolio for the periods ended 6-30-11, 12-31-10 and 12-31-09. 8. Annualized. 9. Less than $500,000. 10. The inception date for Series I shares is 4-30-10. 11. The inception date for Series II and Series III shares is 5-1-09. 12. Less than $0.005 per share.

Disciplined Diversification Trust
SERIES I
06-30-2011[1]	12.32	0.11	[2]	0.43	0.54	—	—	—	—	12.86	4.38	[3,4]	0.91	[5]	0.91	[5]	1.71	[5]	—	[6]	4
12-31-2010	11.03	0.17	[2]	1.31	1.48	(0.19)	—	—	(0.19)	12.32	13.40	[3]	0.92		0.87		1.45		—	[6]	5
12-31-2009	8.90	0.16	[2]	2.26	2.42	(0.21)	(0.08)	—	(0.29)	11.03	27.22	[3]	0.94		0.75		1.72		—	[6]	62
12-31-2008[7]	12.50	0.19	[2]	(3.67)	(3.48)	(0.11)	(0.01)	—	(0.12)	8.90	(27.87)[4]		1.04	[5]	0.75	[5]	2.63	[5]	1		7
SERIES II
06-30-2011[1]	12.33	0.09	[2]	0.44	0.53	—	—	—	—	12.86	4.30	[3,4]	1.11	[5]	1.11	[5]	1.50	[5]	235		4
12-31-2010	11.04	0.15	[2]	1.30	1.45	(0.16)	—	—	(0.16)	12.33	13.18	[3]	1.12		1.07		1.33		240		5
12-31-2009	8.91	0.16	[2]	2.24	2.40	(0.19)	(0.08)	—	(0.27)	11.04	26.96	[3]	1.14		0.95		1.58		221		62
12-31-2008[7]	12.50	0.15	[2]	(3.64)	(3.49)	(0.09)	(0.01)	—	(0.10)	8.91	(27.96)[4]		1.24	[5]	0.95	[5]	2.13	[5]	117		7
SERIES NAV
06-30-2011[1]	12.32	0.11	[2]	0.43	0.54	—	—	—	—	12.86	4.38	[3,4]	0.86	[5]	0.86	[5]	1.78	[5]	136		4
12-31-2010	11.03	0.18	[2]	1.30	1.48	(0.19)	—	—	(0.19)	12.32	13.45	[3]	0.87		0.82		1.57		104		5
12-31-2009	8.90	0.17	[2]	2.25	2.42	(0.21)	(0.08)	—	(0.29)	11.03	27.27	[3]	0.89		0.70		1.66		46		62
12-31-2008[7]	12.50	0.16	[2]	(3.64)	(3.48)	(0.11)	(0.01)	—	(0.12)	8.90	(27.83)[4]		0.99	[5]	0.70	[5]	2.40	[5]	2		7
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Less than $500,000. 7. The inception date for Series I, Series II and Series NAV shares is 4-28-08.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)

Emerging Markets Value Trust
SERIES I
06-30-2011[1]	15.99	0.08	[2]	(0.65)	(0.57)	—	—	—	—	15.42	(3.56)[3,4]		1.13	[5]	1.13	[5]	1.21	[5]	9	11
12-31-2010	13.52	0.09	[2]	2.94	3.03	(0.20)	(0.36)	—	(0.56)	15.99	23.02	[3]	1.12		1.12		0.65		11	21
12-31-2009	6.74	0.07	[2]	6.73	6.80	(0.01)	(0.01)	—	(0.02)	13.52	101.12	[3]	1.13		1.13		0.68		8	28
12-31-2008	14.64	0.25	[2]	(7.86)	(7.61)	(0.26)	(0.03)	—	(0.29)	6.74	(52.17)[3]		1.14		1.14		2.53		3	19
12-31-2007[6]	12.50	0.14	[2]	2.41	2.55	(0.09)	(0.32)	—	(0.41)	14.64	20.57	[3,4]	1.14	[5]	1.13	[5]	1.46	[5]	1	9
SERIES NAV
06-30-2011[1]	15.98	0.10	[2]	(0.67)	(0.57)	—	—	—	—	15.41	(3.57)[3,4]		1.08	[5]	1.07	[5]	1.31	[5]	1,067	11
12-31-2010	13.51	0.11	[2]	2.92	3.03	(0.20)	(0.36)	—	(0.56)	15.98	23.10	[3]	1.07		1.07		0.80		1,088	21
12-31-2009	6.73	0.08	[2]	6.72	6.80	(0.01)	(0.01)	—	(0.02)	13.51	101.36	[3]	1.08		1.08		0.84		1,028	28
12-31-2008	14.56	0.27	[2]	(7.80)	(7.53)	(0.27)	(0.03)	—	(0.30)	6.73	(51.93)[3]		1.09		1.09		2.42		300	19
12-31-2007[6]	12.50	0.15	[2]	2.33	2.48	(0.10)	(0.32)	—	(0.42)	14.56	19.94	[3,4]	1.09	[5]	1.08	[5]	1.61	[5]	517	9
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception date for Series I and Series NAV shares is 5-1-07.

Equity-Income Trust
SERIES I
06-30-2011[1]	13.87	0.12	[2]	0.53	0.65	—	—	—	—	14.52	4.69	[3,4]	0.86	[5]	0.83	[5]	1.71	[5]	361	12	[6]
12-31-2010	12.27	0.23	[2]	1.62	1.85	(0.25)	—	—	(0.25)	13.87	15.12	[3]	0.87		0.84		1.84		348	14
12-31-2009	9.96	0.22	[2]	2.32	2.54	(0.23)	—	—	(0.23)	12.27	25.72	[3]	0.90		0.86		2.17		352	17	[6]
12-31-2008	16.47	0.34	[2]	(6.14)	(5.80)	(0.35)	(0.36)	—	(0.71)	9.96	(35.96)[3]		0.91		0.87		2.48		344	32
12-31-2007	18.52	0.32	[2]	0.28	0.60	(0.54)	(2.11)	—	(2.65)	16.47	3.35	[3,7]	0.89		0.86		1.73		694	25
12-31-2006	16.87	0.27	[2]	2.75	3.02	(0.27)	(1.10)	—	(1.37)	18.52	19.02	[3,8]	0.89		0.87		1.60		830	16
SERIES II
06-30-2011[1]	13.84	0.11	[2]	0.52	0.63	—	—	—	—	14.47	4.55	[3,4]	1.06	[5]	1.03	[5]	1.53	[5]	201	12	[6]
12-31-2010	12.24	0.21	[2]	1.61	1.82	(0.22)	—	—	(0.22)	13.84	14.91	[3]	1.07		1.04		1.64		178	14
12-31-2009	9.93	0.20	[2]	2.32	2.52	(0.21)	—	—	(0.21)	12.24	25.54	[3]	1.10		1.06		1.96		172	17	[6]
12-31-2008	16.42	0.32	[2]	(6.14)	(5.82)	(0.31)	(0.36)	—	(0.67)	9.93	(36.16)[3]		1.11		1.07		2.30		147	32
12-31-2007	18.44	0.28	[2]	0.29	0.57	(0.48)	(2.11)	—	(2.59)	16.42	3.16	[3,7]	1.09		1.06		1.54		278	25
12-31-2006	16.81	0.24	[2]	2.73	2.97	(0.24)	(1.10)	—	(1.34)	18.44	18.76	[3,8]	1.09		1.07		1.40		320	16
SERIES NAV
06-30-2011[1]	13.83	0.13	[2]	0.52	0.65	—	—	—	—	14.48	4.70	[3,4]	0.81	[5]	0.78	[5]	1.76	[5]	1,595	12	[6]
12-31-2010	12.23	0.24	[2]	1.62	1.86	(0.26)	—	—	(0.26)	13.83	15.23	[3]	0.82		0.79		1.90		1,427	14
12-31-2009	9.93	0.22	[2]	2.32	2.54	(0.24)	—	—	(0.24)	12.23	25.75	[3]	0.85		0.81		2.13		1,390	17	[6]
12-31-2008	16.43	0.35	[2]	(6.13)	(5.78)	(0.36)	(0.36)	—	(0.72)	9.93	(35.94)[3]		0.86		0.82		2.55		808	32
12-31-2007	18.49	0.33	[2]	0.28	0.61	(0.56)	(2.11)	—	(2.67)	16.43	3.39	[3,7]	0.84		0.81		1.79		1,431	25
12-31-2006	16.85	0.28	[2]	2.74	3.02	(0.28)	(1.10)	—	(1.38)	18.49	19.05	[3,8]	0.84		0.82		1.65		1,290	16
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Excludes merger activity. 7.  Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: less than $0.005 per share for Series I and Series NAV and $0.01 for Series II. The total returns excluding the payment from affiliates was 3.35%, 3.10% and 3.39% for Series I, Series II and Series NAV, respectively. 8. An affiliate of the Portfolio made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)

Financial Services Trust
SERIES I
06-30-2011[1]	11.84	0.08	[2]	0.12	0.20	—	—	—	—	12.04	1.69	[3,4]	0.93	[5]	0.93	[5]	1.28	[5]	115	8
12-31-2010	10.58	0.09	[2]	1.21	1.30	(0.04)	—	—	(0.04)	11.84	12.25	[3]	0.93		0.93		0.80		125	15
12-31-2009	7.53	0.05	[2]	3.06	3.11	(0.06)	—	—	(0.06)	10.58	41.41	[3]	0.96		0.96		0.63		45	13
12-31-2008	14.54	0.10	[2]	(6.34)	(6.24)	(0.09)	(0.68)	—	(0.77)	7.53	(44.65)[3]		0.95		0.95		0.91		33	11
12-31-2007	18.78	0.13	[2]	(1.45)	(1.32)	(0.24)	(2.68)	—	(2.92)	14.54	(6.82)[3,6]		0.91		0.91		0.68		52	12
12-31-2006	15.31	0.10	[2]	3.43	3.53	(0.06)	— [7]	—	(0.06)	18.78	23.12	[3]	0.91		0.91		0.58		80	12
SERIES II
06-30-2011[1]	11.79	0.06	[2]	0.13	0.19	—	—	—	—	11.98	1.61	[3,4]	1.13	[5]	1.13	[5]	1.08	[5]	29	8
12-31-2010	10.54	0.06	[2]	1.20	1.26	(0.01)	—	—	(0.01)	11.79	12.00	[3]	1.13		1.13		0.58		32	15
12-31-2009	7.51	0.04	[2]	3.04	3.08	(0.05)	—	—	(0.05)	10.54	40.98	[3]	1.16		1.16		0.43		34	13
12-31-2008	14.48	0.08	[2]	(6.30)	(6.22)	(0.07)	(0.68)	—	(0.75)	7.51	(44.75)[3]		1.15		1.15		0.71		26	11
12-31-2007	18.67	0.09	[2]	(1.43)	(1.34)	(0.17)	(2.68)	—	(2.85)	14.48	(6.93)[3,6]		1.11		1.11		0.49		43	12
12-31-2006	15.24	0.06	[2]	3.40	3.46	(0.03)	— [7]	—	(0.03)	18.67	22.77	[3]	1.11		1.11		0.38		62	12
SERIES NAV
06-30-2011[1]	11.82	0.08	[2]	0.12	0.20	—	—	—	—	12.02	1.69	[3,4]	0.88	[5]	0.88	[5]	1.35	[5]	22	8
12-31-2010	10.57	0.09	[2]	1.20	1.29	(0.04)	—	—	(0.04)	11.82	12.22	[3]	0.88		0.88		0.83		23	15
12-31-2009	7.52	0.06	[2]	3.06	3.12	(0.07)	—	—	(0.07)	10.57	41.53	[3]	0.91		0.91		0.68		25	13
12-31-2008	14.53	0.11	[2]	(6.34)	(6.23)	(0.10)	(0.68)	—	(0.78)	7.52	(44.63)[3]		0.90		0.90		0.97		20	11
12-31-2007	18.77	0.14	[2]	(1.45)	(1.31)	(0.25)	(2.68)	—	(2.93)	14.53	(6.74)[3,6]		0.86		0.86		0.75		42	12
12-31-2006	15.31	0.10	[2]	3.43	3.53	(0.07)	— [7]	—	(0.07)	18.77	23.16	[3]	0.86		0.86		0.63		55	12
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: Less than $0.005 per share for Series I and Series NAV and $0.01 for Series II. The total returns excluding the payment from affiliates was (6.82)%, (6.99)% and (6.74)% for Series I, Series II and Series NAV, respectively. 7. Less than ($0.005) per share.

Franklin Templeton Founding Allocation Trust
SERIES I
06-30-2011[1]	9.95	(0.01)[2,3]		0.69	0.68	—	—	—	—	10.63	6.83	[4,5]	0.12	[6,7]	0.12	[6,7]	(0.12)[3,6]		48	—
12-31-2010	9.33	0.37	[2,3]	0.62	0.99	(0.37)	—	—	(0.37)	9.95	10.67	[4]	0.12	[7]	0.10	[7]	3.87	[3]	47	5
12-31-2009	7.36	0.39	[2,3]	1.93	2.32	(0.35)	—	—	(0.35)	9.33	31.47	[4]	0.12	[7]	0.08	[7]	4.68	[3]	43	8
12-31-2008[8]	11.16	0.59	[2,3]	(3.94)	(3.35)	(0.27)	(0.18)	—	(0.45)	7.36	(30.39)[4,5]		0.15	[6,7]	0.08	[6,7]	7.77	[3,6]	12	4
SERIES II
06-30-2011[1]	9.97	(0.02)[2,3]		0.69	0.67	—	—	—	—	10.64	6.72	[4,5]	0.32	[6,7]	0.32	[6,7]	(0.32)[3,6]		1,333	—
12-31-2010	9.35	0.33	[2,3]	0.65	0.98	(0.36)	—	—	(0.36)	9.97	10.44	[4]	0.32	[7]	0.30	[7]	3.51	[3]	1,335	5
12-31-2009	7.38	0.32	[2,3]	1.98	2.30	(0.33)	—	—	(0.33)	9.35	31.12	[4]	0.32	[7]	0.28	[7]	3.89	[3]	1,358	8
12-31-2008	12.05	0.29	[2,3]	(4.53)	(4.24)	(0.25)	(0.18)	—	(0.43)	7.38	(35.55)[4]		0.33	[7]	0.28	[7]	2.94	[3]	1,111	4
12-31-2007[9]	12.50	0.12	[2,3]	(0.50)	(0.38)	(0.07)	—	—	(0.07)	12.05	(3.08)[4,5]		0.33	[6,7]	0.28	[6,7]	1.47	[3,6]	1,139	2
SERIES NAV
06-30-2011[1]	9.95	—	[2,3,10]	0.68	0.68	—	—	—	—	10.63	6.83	[4,5]	0.07	[6,7]	0.07	[6,7]	(0.07)[3,6]		9	—
12-31-2010	9.33	0.41	[2,3]	0.59	1.00	(0.38)	—	—	(0.38)	9.95	10.72	[4]	0.07	[7]	0.05	[7]	4.37	[3]	8	5
12-31-2009	7.36	0.53	[2,3]	1.79	2.32	(0.35)	—	—	(0.35)	9.33	31.54	[4]	0.07	[7]	0.03	[7]	6.34	[3]	5	8
12-31-2008[11]	11.26	0.60	[2,3]	(4.22)	(3.62)	(0.28)	—	—	(0.28)	7.36	(32.08)[4,5]		0.08	[6,7]	0.03	[6,7]	10.86	[3,6]	1	4
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.85% – 1.03%, 0.85% – 1.03%, 0.86% – 1.03%, 0.87% – 1.06% and 0.86% – 1.06% based on the mix of underlying funds held by the portfolio, for periods ended 6-30-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively. 8.  The inception date for Series I shares is 1-28-08. 9. The inception date for Series II shares is 5-1-07. 10. Less than ($0.005) per share. 11. The inception date for Series NAV shares is 4-28-08.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)

Fundamental All Cap Core Trust (formerly Optimized All Cap Trust)
SERIES I
06-30-2011[1]	12.90	0.06	[2]	0.70	0.76	—	—	—	—	13.66	5.89	[3,4]	0.76	[5]	0.76	[5]	0.95	[5]	140		118
12-31-2010	10.90	0.13	[2]	2.01	2.14	(0.14)	—	—	(0.14)	12.90	19.65	[3]	0.76		0.76		1.18		142		120
12-31-2009	8.61	0.12	[2]	2.30	2.42	(0.13)	—	—	(0.13)	10.90	28.27	[3]	0.75		0.75		1.26		133		147
12-31-2008	15.35	0.18	[2]	(6.81)	(6.63)	(0.11)	—	—	(0.11)	8.61	(43.18)[3]		0.79		0.79		1.42		127		151
12-31-2007	17.36	0.22	[2]	0.41	0.63	(0.21)	(2.43)	—	(2.64)	15.35	3.78	[3,6]	0.80		0.80		1.26		271		159
12-31-2006	16.55	0.15	[2]	2.28	2.43	(0.17)	(1.45)	—	(1.62)	17.36	15.17	[3]	0.81		0.81		0.91		301		141
SERIES II
06-30-2011[1]	12.90	0.05	[2]	0.69	0.74	—	—	—	—	13.64	5.74	[3,4]	0.96	[5]	0.96	[5]	0.75	[5]	68		118
12-31-2010	10.90	0.11	[2]	2.00	2.11	(0.11)	—	—	(0.11)	12.90	19.40	[3]	0.96		0.96		0.97		71		120
12-31-2009	8.61	0.10	[2]	2.30	2.40	(0.11)	—	—	(0.11)	10.90	28.02	[3]	0.95		0.95		1.06		69		147
12-31-2008	15.32	0.15	[2]	(6.77)	(6.62)	(0.09)	—	—	(0.09)	8.61	(43.24)[3]		0.99		0.99		1.21		63		151
12-31-2007	17.33	0.17	[2]	0.42	0.59	(0.17)	(2.43)	—	(2.60)	15.32	3.57	[3,6]	1.00		1.00		0.97		132		159
12-31-2006	16.53	0.12	[2]	2.26	2.38	(0.13)	(1.45)	—	(1.58)	17.33	14.91	[3]	1.01		1.01		0.71		6		141
SERIES NAV
06-30-2011[1]	12.95	0.07	[2]	0.69	0.76	—	—	—	—	13.71	5.87	[3,4]	0.71	[5]	0.71	[5]	0.99	[5]	1,179		118
12-31-2010	10.94	0.14	[2]	2.01	2.15	(0.14)	—	—	(0.14)	12.95	19.73	[3]	0.71		0.71		1.22		1,171		120
12-31-2009	8.64	0.12	[2]	2.32	2.44	(0.14)	—	—	(0.14)	10.94	28.36	[3]	0.70		0.70		1.31		1,100		147
12-31-2008	15.41	0.19	[2]	(6.84)	(6.65)	(0.12)	—	—	(0.12)	8.64	(43.16)[3]		0.74		0.74		1.62		958		151
12-31-2007	17.41	0.24	[2]	0.41	0.65	(0.22)	(2.43)	—	(2.65)	15.41	3.88	[3,6]	0.75		0.75		1.35		1		159
12-31-2006	16.59	0.16	[2]	2.29	2.45	(0.18)	(1.45)	—	(1.63)	17.41	15.24	[3]	0.76		0.76		0.92		—	[7]	141
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Payments from affiliates increased the end of period net asset value per share and the total return by the following amounts: less than $0.005 for all Series. The total returns excluding the payments from affiliates were $3.78%, 3.57% and 3.88% for Series I, Series II and Series NAV, respectively. 7. Less than $500,000.

Fundamental Large Cap Value Trust (formerly Optimized Value Trust)
SERIES I
06-30-2011[1]	9.84	0.07	[2]	0.61	0.68	—	—	—	—	10.52	6.91	[3,4]	0.78	[5]	0.78	[5]	1.33	[5]	—	[6]	92
12-31-2010	8.83	0.13	[2]	1.06	1.19	(0.18)	—	—	(0.18)	9.84	13.56	[3]	0.78		0.78		1.43		—	[6]	154
12-31-2009	7.24	0.13	[2]	1.63	1.76	(0.17)	—	—	(0.17)	8.83	24.47	[3]	0.78		0.78		1.69		1		150
12-31-2008	12.77	0.20	[2]	(5.46)	(5.26)	(0.27)	—	—	(0.27)	7.24	(41.20)[3]		0.75		0.75		1.74		—	[6]	176
12-31-2007	15.24	0.25	[2]	(0.96)	(0.71)	(0.31)	(1.45)	—	(1.76)	12.77	(5.13)[3]		0.74		0.74		1.72		1		159
12-31-2006	15.16	0.23	[2]	2.55	2.78	(0.28)	(2.42)	—	(2.70)	15.24	21.09	[3]	0.78		0.78		1.59		1		155
SERIES II
06-30-2011[1]	9.90	0.06	[2]	0.62	0.68	—	—	—	—	10.58	6.87	[3,4]	0.98	[5]	0.98	[5]	1.16	[5]	14		92
12-31-2010	8.90	0.13	[2]	1.03	1.16	(0.16)	—	—	(0.16)	9.90	13.11	[3]	0.98		0.98		1.39		14		154
12-31-2009	7.28	0.11	[2]	1.66	1.77	(0.15)	—	—	(0.15)	8.90	24.50	[3]	0.98		0.98		1.50		14		150
12-31-2008	12.83	0.18	[2]	(5.49)	(5.31)	(0.24)	—	—	(0.24)	7.28	(41.36)[3]		0.95		0.95		1.65		13		176
12-31-2007	15.28	0.20	[2]	(0.95)	(0.75)	(0.25)	(1.45)	—	(1.70)	12.83	(5.33)[3]		0.94		0.94		1.34		27		159
12-31-2006	15.18	0.20	[2]	2.57	2.77	(0.25)	(2.42)	—	(2.67)	15.28	20.97	[3]	0.98		0.98		1.37		5		155
SERIES NAV
06-30-2011[1]	9.83	0.07	[2]	0.62	0.69	—	—	—	—	10.52	7.02	[3,4]	0.73	[5]	0.73	[5]	1.40	[5]	236		92
12-31-2010	8.83	0.14	[2]	1.05	1.19	(0.19)	—	—	(0.19)	9.83	13.51	[3]	0.73		0.73		1.60		189		154
12-31-2009	7.24	0.13	[2]	1.63	1.76	(0.17)	—	—	(0.17)	8.83	24.53	[3]	0.73		0.73		1.78		260		150
12-31-2008	12.77	0.21	[2]	(5.46)	(5.25)	(0.28)	—	—	(0.28)	7.24	(41.15)[3]		0.70		0.70		1.91		331		176
12-31-2007	15.25	0.25	[2]	(0.96)	(0.71)	(0.32)	(1.45)	—	(1.77)	12.77	(5.10)[3]		0.69		0.69		1.72		802		159
12-31-2006	15.15	0.23	[2]	2.57	2.80	(0.28)	(2.42)	—	(2.70)	15.25	21.29	[3]	0.73		0.73		1.62		513		155
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized 6. Less than $500,000.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)

Fundamental Value Trust
SERIES I
06-30-2011[1]	14.31	0.08	[2]	0.32	0.40	—	—	—	—	14.71	2.80	[3,4]	0.85	[5]	0.85	[5]	1.13	[5]	401	5
12-31-2010	12.79	0.11	[2]	1.56	1.67	(0.15)	—	—	(0.15)	14.31	13.10	[3]	0.85		0.85		0.87		429	16
12-31-2009	9.79	0.10	[2]	3.00	3.10	(0.10)	—	—	(0.10)	12.79	31.78	[3]	0.83		0.83		0.92		448	22	[6]
12-31-2008	16.50	0.13	[2]	(6.55)	(6.42)	(0.12)	(0.17)	—	(0.29)	9.79	(39.32)[3]		0.86		0.86		1.04		406	28	[6]
12-31-2007	16.82	0.19	[2]	0.47	0.66	(0.28)	(0.70)	—	(0.98)	16.50	4.04	[3]	0.85		0.85		1.13		177	8
12-31-2006	15.32	0.13	[2]	2.01	2.14	(0.12)	(0.52)	—	(0.64)	16.82	14.51	[3]	0.86		0.86		0.86		204	18
SERIES II
06-30-2011[1]	14.29	0.07	[2]	0.31	0.38	—	—	—	—	14.67	2.66	[3,4]	1.05	[5]	1.05	[5]	0.93	[5]	319	5
12-31-2010	12.77	0.09	[2]	1.55	1.64	(0.12)	—	—	(0.12)	14.29	12.88	[3]	1.05		1.05		0.67		334	16
12-31-2009	9.77	0.08	[2]	3.00	3.08	(0.08)	—	—	(0.08)	12.77	31.59	[3]	1.03		1.03		0.71		344	22	[6]
12-31-2008	16.45	0.12	[2]	(6.55)	(6.43)	(0.08)	(0.17)	—	(0.25)	9.77	(39.46)[3]		1.06		1.06		0.84		282	28	[6]
12-31-2007	16.74	0.16	[2]	0.47	0.63	(0.22)	(0.70)	—	(0.92)	16.45	3.87	[3]	1.05		1.05		0.92		445	8
12-31-2006	15.26	0.10	[2]	2.00	2.10	(0.10)	(0.52)	—	(0.62)	16.74	14.24	[3]	1.06		1.06		0.66		391	18
SERIES NAV
06-30-2011[1]	14.27	0.09	[2]	0.31	0.40	—	—	—	—	14.67	2.80	[3,4]	0.80	[5]	0.80	[5]	1.19	[5]	1,004	5
12-31-2010	12.75	0.12	[2]	1.56	1.68	(0.16)	—	—	(0.16)	14.27	13.20	[3]	0.80		0.80		0.92		990	16
12-31-2009	9.76	0.10	[2]	3.00	3.10	(0.11)	—	—	(0.11)	12.75	31.84	[3]	0.78		0.78		0.95		1,034	22	[6]
12-31-2008	16.45	0.15	[2]	(6.55)	(6.40)	(0.12)	(0.17)	—	(0.29)	9.76	(39.27)[3]		0.81		0.81		1.11		684	28	[6]
12-31-2007	16.78	0.20	[2]	0.46	0.66	(0.29)	(0.70)	—	(0.99)	16.45	4.08	[3]	0.80		0.80		1.18		789	8
12-31-2006	15.29	0.14	[2]	2.01	2.15	(0.14)	(0.52)	—	(0.66)	16.78	14.56	[3]	0.81		0.81		0.91		612	18
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Excludes merger activity.

Global Trust
SERIES I
06-30-2011[1]	14.48	0.21	[2]	1.09	1.30	—	—	—	—	15.78	8.98	[3,4]	0.95	[5]	0.94	[5]	2.72	[5]	182	10
12-31-2010	13.64	0.22	[2]	0.84	1.06	(0.22)	—	—	(0.22)	14.48	7.76	[3]	0.96		0.94		1.64		178	8
12-31-2009	10.54	0.18	[2]	3.12	3.30	(0.20)	—	—	(0.20)	13.64	31.37	[3]	0.96		0.93		1.58		182	10
12-31-2008	17.91	0.33	[2]	(7.40)	(7.07)	(0.30)	—	—	(0.30)	10.54	(39.51)[3]		1.00		0.99		2.26		131	12
12-31-2007	19.20	0.26	[2]	(0.02)	0.24	(0.45)	(1.08)	—	(1.53)	17.91	1.28	[3,6]	0.97		0.96		1.35		303	40
12-31-2006	16.17	0.27	[2]	2.99	3.26	(0.23)	—	—	(0.23)	19.20	20.32	[3]	1.01		0.99		1.58		359	27
SERIES II
06-30-2011[1]	14.44	0.19	[2]	1.09	1.28	—	—	—	—	15.72	8.86	[3,4]	1.15	[5]	1.14	[5]	2.51	[5]	35	10
12-31-2010	13.60	0.19	[2]	0.84	1.03	(0.19)	—	—	(0.19)	14.44	7.55	[3]	1.16		1.14		1.45		34	8
12-31-2009	10.51	0.16	[2]	3.10	3.26	(0.17)	—	—	(0.17)	13.60	31.10	[3]	1.16		1.13		1.41		36	10
12-31-2008	17.84	0.30	[2]	(7.37)	(7.07)	(0.26)	—	—	(0.26)	10.51	(39.64)[3]		1.20		1.19		2.04		31	12
12-31-2007	19.10	0.25	[2]	(0.05)	0.20	(0.38)	(1.08)	—	(1.46)	17.84	1.09	[3,6]	1.17		1.16		1.27		65	40
12-31-2006	16.09	0.24	[2]	2.97	3.21	(0.20)	—	—	(0.20)	19.10	20.09	[3]	1.21		1.19		1.38		41	27
SERIES NAV
06-30-2011[1]	14.47	0.21	[2]	1.09	1.30	—	—	—	—	15.77	8.98	[3,4]	0.90	[5]	0.89	[5]	2.76	[5]	476	10
12-31-2010	13.63	0.23	[2]	0.83	1.06	(0.22)	—	—	(0.22)	14.47	7.83	[3]	0.91		0.89		1.69		472	8
12-31-2009	10.53	0.19	[2]	3.11	3.30	(0.20)	—	—	(0.20)	13.63	31.46	[3]	0.91		0.88		1.67		473	10
12-31-2008	17.90	0.32	[2]	(7.38)	(7.06)	(0.31)	—	—	(0.31)	10.53	(39.49)[3]		0.95		0.94		2.22		375	12
12-31-2007	19.20	0.21	[2]	0.04 [7]	0.25	(0.47)	(1.08)	—	(1.55)	17.90	1.32	[3,6]	0.92		0.91		1.12		384	40
12-31-2006	16.17	0.27	[2]	3.00	3.27	(0.24)	—	—	(0.24)	19.20	20.42	[3]	0.96		0.96		1.56		2	27
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:$0.03, $0.04 and less than $0.005 for Series I, Series II and Series NAV. The total returns excluding the payments from affiliates were 1.11%, 0.87% and 1.32% for Series I, Series II and Series NAV, respectively. 7. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)

Growth Equity Trust
SERIES NAV
06-30-2011[1]	11.50	— [2,3]	0.49	0.49	—	—	—	—	11.99	4.26	[4,6]	0.79	[7]	0.79	[7]	0.01 [7]	479	49
12-31-2010	9.85	0.03 [2]	1.65	1.68	(0.03)	—	—	(0.03)	11.50	17.07	[4]	0.79		0.79		0.26	461	86
12-31-2009	7.45	0.03 [2]	2.40	2.43	(0.03)	—	—	(0.03)	9.85	32.59	[4]	0.79		0.79		0.35	550	109
12-31-2008[5]	12.50	0.02 [2]	(5.06)	(5.04)	(0.01)	—	—	(0.01)	7.45	(40.36)[4,6]		0.80	[7]	0.80	[7]	0.23 [7]	299	74
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Less than ($0.0005) per share. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. The inception date for Class NAV shares is 4-28-08. 6. Not annualized. 7.  Annualized.

Health Sciences Trust
SERIES I
06-30-2011[1]	15.55	(0.04)[2]	2.88	2.84	—	—	—	—	18.39	18.26	[3,4]	1.18	[5]	1.12	[5]	(0.52)[5]	69	19
12-31-2010	13.44	(0.05)[2,6]	2.16	2.11	—	—	—	—	15.55	15.70	[3]	1.17		1.12		(0.37)[6]	53	38
12-31-2009	10.35	(0.05)[2]	3.29	3.24	—	(0.15)	—	(0.15)	13.44	31.81	[3]	1.19		1.14		(0.48)	55	35
12-31-2008	15.10	(0.07)[2]	(4.37)	(4.44)	—	(0.31)	—	(0.31)	10.35	(29.90)[3]		1.22		1.17		(0.58)	91	51
12-31-2007	15.71	(0.08)[2,8]	2.67	2.59	—	(3.20)	—	(3.20)	15.10	17.67	[3,7]	1.19		1.14		(0.52)[8]	143	50
12-31-2006	15.97	(0.12)[2]	1.35	1.23	—	(1.49)	—	(1.49)	15.71	8.51	[3]	1.19		1.16		(0.77)	133	52
SERIES II
06-30-2011[1]	15.23	(0.06)[2]	2.83	2.77	—	—	—	—	18.00	18.19	[3,4]	1.38	[5]	1.32	[5]	(0.73)[5]	67	19
12-31-2010	13.19	(0.08)[2,6]	2.12	2.04	—	—	—	—	15.23	15.47	[3]	1.37		1.32		(0.56)[6]	58	38
12-31-2009	10.18	(0.08)[2]	3.24	3.16	—	(0.15)	—	(0.15)	13.19	31.55	[3]	1.39		1.34		(0.69)	54	35
12-31-2008	14.89	(0.10)[2]	(4.30)	(4.40)	—	(0.31)	—	(0.31)	10.18	(30.06)[3]		1.42		1.37		(0.77)	48	51
12-31-2007	15.56	(0.11)[2,8]	2.64	2.53	—	(3.20)	—	(3.20)	14.89	17.44	[3,7]	1.39		1.34		(0.72)[8]	81	50
12-31-2006	15.86	(0.15)[2]	1.34	1.19	—	(1.49)	—	(1.49)	15.56	8.30	[3]	1.39		1.36		(0.97)	81	52
SERIES NAV
06-30-2011[1]	15.60	(0.04)[2]	2.90	2.86	—	—	—	—	18.46	18.33	[3,4]	1.13	[5]	1.07	[5]	(0.47)[5]	36	19
12-31-2010	13.47	(0.04)[2,6]	2.17	2.13	—	—	—	—	15.60	15.81	[3]	1.12		1.07		(0.31)[6]	28	38
12-31-2009	10.37	(0.05)[2]	3.30	3.25	—	(0.15)	—	(0.15)	13.47	31.85	[3]	1.14		1.09		(0.45)	26	35
12-31-2008	15.12	(0.07)[2]	(4.37)	(4.44)	—	(0.31)	—	(0.31)	10.37	(29.86)[3]		1.17		1.12		(0.53)	21	51
12-31-2007	15.72	(0.08)[2,8]	2.68	2.60	—	(3.20)	—	(3.20)	15.12	17.73	[3,7]	1.14		1.09		(0.48)[8]	34	50
12-31-2006	15.98	(0.11)[2]	1.34	1.23	—	(1.49)	—	(1.49)	15.72	8.50	[3]	1.14		1.11		(0.72)	30	52
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Net investment income per share and the percentage of average net assets reflects special dividends received by the Portfolio, which amounted to $0.08 and 0.60%, respectively. 7.  Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.01, $0.01 and less than $0.005 for Series I, Series II and Series NAV. The total returns excluding the payment from affiliates was 17.60%, 17.37% and 17.73% for Series I, Series II and Series NAV, respectively. 8. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Portfolio which amounted to the following amounts: $0.03, $0.03 and $0.02 for Series I, Series II and Series NAV, and percentage of average net assets was 0.18%, 0.18% and 0.17% for Series I, Series II and Series NAV, respectively.

Heritage Trust
SERIES NAV
06-30-2011[1]	13.21	(0.01)[2]	1.15	1.14	—	—	—	—	14.35	8.63	[3]	0.91	[4]	0.91	[4]	(0.17)[4]	146	52
12-31-2010	10.37	(0.03)[2]	2.87	2.84	—	—	—	—	13.21	27.39	[3]	0.92		0.92		(0.26)	141	174
12-31-2009	8.83	(0.03)[2]	1.88	1.85	—	(0.31)	—	(0.31)	10.37	21.64	[3]	0.96		0.96		(0.32)	134	175
12-31-2008	17.81	(0.07)[2]	(8.44)	(8.51)	—	(0.47)	—	(0.47)	8.83	(48.88)[3]		1.03		1.02		(0.50)	46	205
12-31-2007	14.26	(0.08)[2]	5.54	5.46	—	(1.91)	—	(1.91)	17.81	38.44	[3]	0.96		0.96		(0.49)	158	121
12-31-2006	13.12	(0.04)[2]	1.18	1.14	—	—	—	—	14.26	8.69	[3]	1.02		1.02		(0.30)	120	219
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)

International Core Trust
SERIES I
06-30-2011[1]	9.77	0.17	[2]	0.59	0.76	—	—	—	—	10.53	7.78	[3,4]	1.06	[5]	1.06	[5]	3.44	[5]	61	17
12-31-2010	9.08	0.16	[2]	0.71	0.87	(0.18)	—	—	(0.18)	9.77	9.58	[3]	1.07		1.07		1.76		60	43
12-31-2009	8.12	0.18	[2]	1.22	1.40	(0.20)	(0.24)	—	(0.44)	9.08	18.64	[3]	1.04		1.04		2.17		64	43
12-31-2008	14.39	0.30	[2]	(5.79)	(5.49)	(0.62)	(0.16)	—	(0.78)	8.12	(38.62)[3]		1.11		1.11		2.52		64	63
12-31-2007	15.16	0.32	[2]	1.33	1.65	(0.35)	(2.07)	—	(2.42)	14.39	11.49	[3,6]	1.07		1.07		2.07		129	39
12-31-2006	12.78	0.28	[2]	2.79	3.07	(0.08)	(0.61)	—	(0.69)	15.16	24.69	[3]	1.04		1.04		2.01		141	39
SERIES II
06-30-2011[1]	9.85	0.17	[2]	0.58	0.75	—	—	—	—	10.60	7.61	[3,4]	1.26	[5]	1.26	[5]	3.28	[5]	30	17
12-31-2010	9.15	0.14	[2]	0.72	0.86	(0.16)	—	—	(0.16)	9.85	9.38	[3]	1.27		1.27		1.56		28	43
12-31-2009	8.18	0.16	[2]	1.23	1.39	(0.18)	(0.24)	—	(0.42)	9.15	18.38	[3]	1.24		1.24		1.93		28	43
12-31-2008	14.46	0.27	[2]	(5.80)	(5.53)	(0.59)	(0.16)	—	(0.75)	8.18	(38.70)[3]		1.31		1.31		2.32		26	63
12-31-2007	15.21	0.29	[2]	1.33	1.62	(0.30)	(2.07)	—	(2.37)	14.46	11.21	[3,6]	1.27		1.27		1.85		53	39
12-31-2006	12.82	0.24	[2]	2.82	3.06	(0.06)	(0.61)	—	(0.67)	15.21	24.54	[3]	1.24		1.24		1.76		46	39
SERIES NAV
06-30-2011[1]	9.74	0.18	[2]	0.58	0.76	—	—	—	—	10.50	7.80	[3,4]	1.01	[5]	1.01	[5]	3.49	[5]	728	17
12-31-2010	9.05	0.16	[2]	0.71	0.87	(0.18)	—	—	(0.18)	9.74	9.67	[3]	1.02		1.02		1.80		769	43
12-31-2009	8.10	0.18	[2]	1.22	1.40	(0.21)	(0.24)	—	(0.45)	9.05	18.62	[3]	0.99		0.99		2.18		690	43
12-31-2008	14.36	0.31	[2]	(5.78)	(5.47)	(0.63)	(0.16)	—	(0.79)	8.10	(38.58)[3]		1.06		1.06		2.65		627	63
12-31-2007	15.14	0.32	[2]	1.34	1.66	(0.37)	(2.07)	—	(2.44)	14.36	11.54	[3,6]	1.02		1.02		2.06		1,487	39
12-31-2006	12.76	0.27	[2]	2.80	3.07	(0.08)	(0.61)	—	(0.69)	15.14	24.73	[3]	0.99		0.99		1.95		1,160	39
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Payments from affiliates increased the end of period net asset value per share by the following amount: $0.01, less than $0.005 and $0.01 for Series I, Series II and Series NAV, respectively. The total returns excluding the payments from affiliates were 11.42%, 11.21% and 11.46% for Series I, Series II and Series NAV, respectively.

International Growth Stock Trust
SERIES NAV
06-30-2011[1]	13.64	0.22	[2]	0.67	0.89	—	—	—	—	14.53	6.52	[3,4]	0.97	[5]	0.97	[5]	3.11	[5]	187	19
12-31-2010[6]	12.50	—	[2,7]	1.14	1.14	—	—	—	—	13.64	9.12	[3,4]	1.05	[5]	1.05	[5]	0.02	[5]	157	8
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception date for Series NAV shares is 9-16-10. 7. Less than $0.005 per share.

International Opportunities Trust
SERIES I
06-30-2011[1]	12.58	0.06	[2]	(0.11)	(0.05)	—	—	—	—	12.53	(0.40)[3,4]		1.01	[5]	1.01	[5]	1.01	[5]	4	56
12-31-2010	11.23	0.09	[2]	1.43	1.52	(0.17)	—	—	(0.17)	12.58	13.58	[3]	1.01		1.01		0.78		5	123
12-31-2009	8.24	0.08	[2]	3.01	3.09	(0.10)	—	—	(0.10)	11.23	37.55	[3]	0.98		0.98		0.78		5	119
12-31-2008	17.66	0.20	[2]	(8.83)	(8.63)	(0.17)	(0.62)	—	(0.79)	8.24	(50.56)[3]		1.08		1.07		1.51		4	128
12-31-2007	18.15	0.23	[2]	3.10	3.33	(0.29)	(3.53)	—	(3.82)	17.66	20.10	[3]	1.04		1.04		1.22		10	122
12-31-2006	15.53	0.12	[2]	3.47	3.59	(0.10)	(0.87)	—	(0.97)	18.15	23.83	[3]	1.07		1.07		0.74		6	102
SERIES II
06-30-2011[1]	12.63	0.05	[2]	(0.11)	(0.06)	—	—	—	—	12.57	(0.48)[3,4]		1.21	[5]	1.21	[5]	0.83	[5]	33	56
12-31-2010	11.27	0.07	[2]	1.43	1.50	(0.14)	—	—	(0.14)	12.63	13.39	[3]	1.21		1.21		0.63		39	123
12-31-2009	8.27	0.06	[2]	3.02	3.08	(0.08)	—	—	(0.08)	11.27	37.27	[3]	1.18		1.18		0.66		39	119
12-31-2008	17.69	0.16	[2]	(8.82)	(8.66)	(0.14)	(0.62)	—	(0.76)	8.27	(50.66)[3]		1.28		1.27		1.14		32	128
12-31-2007	18.17	0.23	[2]	3.05	3.28	(0.23)	(3.53)	—	(3.76)	17.69	19.77	[3]	1.24		1.24		1.24		84	122
12-31-2006	15.51	0.07	[2]	3.53	3.60	(0.07)	(0.87)	—	(0.94)	18.17	23.90	[3]	1.25		1.25		0.43		44	102
SERIES NAV
06-30-2011[1]	12.58	0.07	[2]	(0.12)	(0.05)	—	—	—	—	12.53	(0.40)[3,4]		0.96	[5]	0.96	[5]	1.12	[5]	442	56
12-31-2010	11.22	0.10	[2]	1.43	1.53	(0.17)	—	—	(0.17)	12.58	13.75	[3]	0.96		0.96		0.93		445	123
12-31-2009	8.24	0.09	[2]	3.00	3.09	(0.11)	—	—	(0.11)	11.22	37.50	[3]	0.93		0.93		0.94		538	119
12-31-2008	17.66	0.18	[2]	(8.80)	(8.62)	(0.18)	(0.62)	—	(0.80)	8.24	(50.51)[3]		1.03		1.02		1.36		474	128
12-31-2007	18.17	0.26	[2]	3.07	3.33	(0.31)	(3.53)	—	(3.84)	17.66	20.10	[3]	0.99		0.99		1.43		870	122
12-31-2006	15.54	0.11	[2]	3.50	3.61	(0.11)	(0.87)	—	(0.98)	18.17	23.96	[3]	1.00		1.00		0.66		666	102
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)

International Small Company Trust
SERIES I
06-30-2011[1]	10.50	0.10	[2]	0.20	0.30	—	—	—	—	10.80	2.86	[3,4]	1.15	[5]	1.15	[5]	1.90	[5]	56	6
12-31-2010	8.78	0.09	[2]	1.89	1.98	(0.26)	—	—	(0.26)	10.50	22.70	[3]	1.15		1.15		1.03		62	13
12-31-2009[6]	9.00	—	[2,7]	(0.15)	(0.15)	(0.07)	—	—	(0.07)	8.78	(1.66)[3,4]		1.11	[5]	1.11	[5]	(0.12)[5]		65	133	[8]
SERIES II
06-30-2011[1]	10.50	0.09	[2]	0.20	0.29	—	—	—	—	10.79	2.76	[3,4]	1.35	[5]	1.35	[5]	1.70	[5]	34	6
12-31-2010	8.78	0.08	[2]	1.88	1.96	(0.24)	—	—	(0.24)	10.50	22.45	[3]	1.35		1.35		0.82		36	13
12-31-2009[6]	9.00	—	[2,7]	(0.15)	(0.15)	(0.07)	—	—	(0.07)	8.78	(1.66)[3,4]		1.31	[5]	1.31	[5]	(0.33)[5]		34	133	[8]
SERIES NAV
06-30-2011[1]	10.50	0.11	[2]	0.19	0.30	—	—	—	—	10.80	2.86	[3,4]	1.11	[5]	1.10	[5]	2.00	[5]	40	6
12-31-2010	8.79	0.06	[2]	1.91	1.97	(0.26)	—	—	(0.26)	10.50	22.63	[3]	1.10		1.10		0.64		32	13
12-31-2009	6.53	0.09	[2]	2.38	2.47	(0.09)	(0.12)	—	(0.21)	8.79	39.44	[3]	1.06		1.06		1.20		131	133	[8]
12-31-2008	12.18	0.18	[2]	(5.71)	(5.53)	(0.12)	—	—	(0.12)	6.53	(45.35)[3]		1.11		1.11		1.89		238	10
12-31-2007	13.24	0.15	[2]	0.52	0.67	(0.22)	(1.51)	—	(1.73)	12.18	5.43	[3]	1.11		1.10		1.08		227	29
12-31-2006[9]	12.50	0.08	[2]	0.66	0.74	—	—	—	—	13.24	5.92	[3,4]	1.12	[5]	1.12	[5]	0.96	[5]	235	51
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception date for Series I and Series II shares is 11-16-09. 7. Less than ($0.005) per share. 8. Excludes merger activity. 9. The inception date for Series NAV shares is 4-28-06.

International Value Trust
SERIES I
06-30-2011[1]	12.10	0.23	[2]	0.58	0.81	—	—	—	—	12.91	6.69	[3,4]	0.97	[5]	0.97	[5]	3.66	[5]	155	15
12-31-2010	11.42	0.24	[2]	0.67	0.91	(0.23)	—	—	(0.23)	12.10	7.98	[3]	0.99		0.98		2.10		162	20	[6]
12-31-2009	9.06	0.22	[2]	2.83	3.05	(0.22)	(0.47)	—	(0.69)	11.42	35.77	[3]	0.94		0.93		2.26		175	25
12-31-2008	17.14	0.47	[2]	(7.61)	(7.14)	(0.50)	(0.44)	—	(0.94)	9.06	(42.67)[3]		1.04		1.02		3.47		165	18
12-31-2007	19.38	0.43	[2]	1.26	1.69	(0.84)	(3.09)	—	(3.93)	17.14	9.53	[3,7]	1.02		1.00		2.32		387	24
12-31-2006	15.99	0.46	[2]	4.05	4.51	(0.33)	(0.79)	—	(1.12)	19.38	29.59	[3]	0.98		0.97		2.67		453	38
SERIES II
06-30-2011[1]	12.08	0.22	[2]	0.58	0.80	—	—	—	—	12.88	6.62	[3,4]	1.17	[5]	1.17	[5]	3.51	[5]	134	15
12-31-2010	11.40	0.21	[2]	0.67	0.88	(0.20)	—	—	(0.20)	12.08	7.77	[3]	1.19		1.18		1.91		134	20	[6]
12-31-2009	9.04	0.20	[2]	2.83	3.03	(0.20)	(0.47)	—	(0.67)	11.40	35.59	[3]	1.14		1.13		2.04		139	25
12-31-2008	17.09	0.44	[2]	(7.59)	(7.15)	(0.46)	(0.44)	—	(0.90)	9.04	(42.81)[3]		1.24		1.22		3.27		118	18
12-31-2007	19.30	0.39	[2]	1.26	1.65	(0.77)	(3.09)	—	(3.86)	17.09	9.36	[3,7]	1.22		1.20		2.12		259	24
12-31-2006	15.94	0.42	[2]	4.03	4.45	(0.30)	(0.79)	—	(1.09)	19.30	29.27	[3]	1.18		1.17		2.46		252	38
SERIES NAV
06-30-2011[1]	12.03	0.24	[2]	0.57	0.81	—	—	—	—	12.84	6.73	[3,4]	0.92	[5]	0.92	[5]	3.76	[5]	796	15
12-31-2010	11.36	0.24	[2]	0.66	0.90	(0.23)	—	—	(0.23)	12.03	8.00	[3]	0.94		0.93		2.19		750	20	[6]
12-31-2009	9.01	0.21	[2]	2.83	3.04	(0.22)	(0.47)	—	(0.69)	11.36	35.94	[3]	0.89		0.88		2.22		536	25
12-31-2008	17.06	0.47	[2]	(7.58)	(7.11)	(0.50)	(0.44)	—	(0.94)	9.01	(42.64)[3]		0.99		0.97		3.49		582	18
12-31-2007	19.31	0.43	[2]	1.26	1.69	(0.85)	(3.09)	—	(3.94)	17.06	9.61	[3,7]	0.97		0.95		2.32		1,103	24
12-31-2006	15.94	0.46	[2]	4.04	4.50	(0.34)	(0.79)	—	(1.13)	19.31	29.61	[3]	0.93		0.92		2.67		921	38
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Excludes merger activity. 7. Payments from affiliates increased the end of period net asset value per share by the following amount: $0.01 for Series I, Series II and Series NAV. The total return excluding the payments from affiliates were 9.46%, 9.29% and 9.54% for Series I, Series II and Series NAV, respectively.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)		Portfolio turnover (%)

Large Cap Trust
SERIES I
06-30-2011[1]	12.41	0.09	[2]	0.57	0.66	—	—	—	—	13.07	5.32	[3,4]	0.85	[5]	0.85	[5]	1.39 [5]	150		41
12-31-2010	10.98	0.11	[2]	1.44	1.55	(0.12)	—	—	(0.12)	12.41	14.20	[3]	0.84		0.84		0.98	156		61
12-31-2009	8.55	0.10	[2]	2.51	2.61	(0.18)	—	—	(0.18)	10.98	30.85	[3]	0.86		0.86		1.10	158		56
12-31-2008	14.44	0.17	[2]	(5.88)	(5.71)	(0.18)	—	—	(0.18)	8.55	(39.52)[3]		0.80		0.80		1.36	145		71
12-31-2007	15.74	0.17	[2]	0.05 [6]	0.22	(0.20)	(1.32)	—	(1.52)	14.44	1.40	[3,7]	0.80		0.79		1.08	295		43	[8]
12-31-2006	14.13	0.16	[2]	1.82	1.98	(0.03)	(0.34)	—	(0.37)	15.74	14.36	[3]	0.85		0.85		1.14	1		31
SERIES II
06-30-2011[1]	12.39	0.08	[2]	0.56	0.64	—	—	—	—	13.03	5.17	[3,4]	1.05	[5]	1.05	[5]	1.20 [5]	11		41
12-31-2010	10.95	0.09	[2]	1.45	1.54	(0.10)	—	—	(0.10)	12.39	14.09	[3]	1.04		1.04		0.78	10		61
12-31-2009	8.53	0.08	[2]	2.50	2.58	(0.16)	—	—	(0.16)	10.95	30.55	[3]	1.06		1.06		0.90	10		56
12-31-2008	14.40	0.14	[2]	(5.86)	(5.72)	(0.15)	—	—	(0.15)	8.53	(39.67)[3]		1.00		1.00		1.15	9		71
12-31-2007	15.66	0.14	[2]	0.06 [6]	0.20	(0.14)	(1.32)	—	(1.46)	14.40	1.27	[3,7]	1.00		1.00		0.88	20		43	[8]
12-31-2006	14.09	0.12	[2]	1.83	1.95	(0.04)	(0.34)	—	(0.38)	15.66	14.15	[3]	1.08		1.08		0.80	2		31
SERIES NAV
06-30-2011[1]	12.38	0.09	[2]	0.57	0.66	—	—	—	—	13.04	5.33	[3,4]	0.80	[5]	0.80	[5]	1.46 [5]	12		41
12-31-2010	10.95	0.12	[2]	1.44	1.56	(0.13)	—	—	(0.13)	12.38	14.30	[3]	0.79		0.79		1.04	13		61
12-31-2009	8.52	0.14	[2]	2.48	2.62	(0.19)	—	—	(0.19)	10.95	31.02	[3]	0.81		0.81		1.73	11		56
12-31-2008	14.41	0.17	[2]	(5.88)	(5.71)	(0.18)	—	—	(0.18)	8.52	(39.55)[3]		0.75		0.75		1.38	147		71
12-31-2007	15.70	0.17	[2]	0.07 [6]	0.24	(0.21)	(1.32)	—	(1.53)	14.41	1.53	[3,7]	0.78		0.77		1.09	370		43	[8]
12-31-2006	14.12	0.15	[2]	1.83	1.98	(0.06)	(0.34)	—	(0.40)	15.70	14.38	[3]	0.83		0.83		1.03	209		31
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. 7. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.07, $0.07 and $0.06 for Series I, Series II and Series NAV, respectively. The total returns excluding the payment from affiliates was 0.90%, 0.78% and 1.11% for Series I, Series II and Series NAV, respectively. 8.  Excludes merger activity.

Lifestyle Balanced PS Series
SERIES II
06-30-2011[1,2]	12.50	(0.01)[3,4]		(0.17)	(0.18)	—	—	—	—	12.32	(1.44)[5,6]		274.79	[7,8]	0.40	[7,8]	(0.41)[4,8]	—	[9]	—
1. Unaudited. 2. The inception date for Series II shares is 4-29-11. 3. Based on the average daily shares outstanding. 4. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Fund. The range of expense ratios of the underlying funds held by the Fund was 0.73% – 1.10% for the period ended 6-30.11. 8. Annualized. 9. Less than $500,000.

Lifestyle Conservative PS Series
SERIES II
06-30-2011[1,2]	12.50	(0.01)[3,4]		(0.04)	(0.05)	—	—	—	—	12.45	(0.40)[5,6]		271.20	[7,8]	0.39	[7,8]	(0.39)[4,7]	—	[9]	—
1. Unaudited. 2. The inception date for Series II shares is 4-29-11. 3. Based on the average daily shares outstanding. 4. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 5. Not annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Annualized. 8. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.73% – 1.10%, based on the mix of underlying funds held by the portfolio for the period ended 6-31-11. 9. Less than $500,000.

Lifestyle Growth PS Series
SERIES II
06-30-2011[1,2]	12.50	(0.01)[3,4]		(0.24)	(0.25)	—	—	—	—	12.25	(2.00)[5,6]		277.67	[7,8]	0.40	[7,8]	(0.39)[7,8]	—	[9]	—
1. Unaudited. 2. The inception date for Series II shares is 4-29-11. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Based on the average daily shares outstanding. 5. Not annualized. 6. Total return would have been lower had certain expenses not been reduced during the period shown. 7. Annualized. 8. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was 0.73% – 1.10% for the period ended 6-30-11. 9. Less than $500,000.

Lifestyle Moderate PS Series
SERIES II
06-30-2011[1,2]	12.50	(0.01)[3,4]		(0.11)	(0.12)	—	—	—	—	12.38	(0.96)[5,6]		253.50	[6,7,8]	0.40	[7,8]	(0.40)[4,8]	—	[9]	—
1. Unaudited. 2. The inception date for Series II shares is 4-29-11. 3. Based on the average daily shares outstanding. 4. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Fund. The range of expense ratios of the underlying funds held by the Fund was 0.73% – 1.10% for the period ended 6-30-11. 8. Annualized. 9. Less than $500,000.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)

Mid Cap Stock Trust
SERIES I
06-30-2011[1]	14.13	(0.02)[2]		1.40	1.38	—	—	—	—	15.51	9.77	[3,4]	0.93	[5]	0.93	[5]	(0.31)[5]	226	56
12-31-2010	11.48	(0.03)[2]		2.68	2.65	— [6]	—	—	—	14.13	23.08	[3]	0.93		0.93		(0.23)	221	115
12-31-2009	8.74	(0.01)[2]		2.75	2.74	—	—	—	—	11.48	31.35	[3]	0.94		0.94		(0.09)	203	175
12-31-2008	15.98	(0.02)[2]		(6.84)	(6.86)	—	(0.38)	—	(0.38)	8.74	(43.76)[3]		0.94		0.94		(0.12)	186	130	[7]
12-31-2007	16.97	(0.03)[2]		3.63	3.60	—	(4.59)	—	(4.59)	15.98	23.57	[3,8]	0.94		0.93		(0.20)	355	133
12-31-2006	15.57	—	[2,9]	2.07	2.07	—	(0.67)	—	(0.67)	16.97	13.55	[3,10]	0.93		0.93		— [11]	361	123
SERIES II
06-30-2011[1]	13.84	(0.04)[2]		1.38	1.34	—	—	—	—	15.18	9.68	[3,4]	1.13	[5]	1.13	[5]	(0.51)[5]	141	56
12-31-2010	11.27	(0.05)[2]		2.62	2.57	—	—	—	—	13.84	22.80	[3]	1.13		1.13		(0.43)	135	115
12-31-2009	8.59	(0.03)[2]		2.71	2.68	—	—	—	—	11.27	31.20	[3]	1.14		1.14		(0.30)	124	175
12-31-2008	15.76	(0.04)[2]		(6.75)	(6.79)	—	(0.38)	—	(0.38)	8.59	(43.93)[3]		1.14		1.14		(0.32)	107	130	[7]
12-31-2007	16.82	(0.07)[2]		3.60	3.53	—	(4.59)	—	(4.59)	15.76	23.35	[3,8]	1.14		1.13		(0.40)	206	133
12-31-2006	15.47	(0.03)[2]		2.05	2.02	—	(0.67)	—	(0.67)	16.82	13.31	[3,10]	1.13		1.13		(0.18)	183	123
SERIES NAV
06-30-2011[1]	14.19	(0.02)[2]		1.42	1.40	—	—	—	—	15.59	9.87	[3,4]	0.88	[5]	0.88	[5]	(0.26)[5]	483	56
12-31-2010	11.53	(0.02)[2]		2.68	2.66	— [6]	—	—	—	14.19	23.07	[3]	0.88		0.88		(0.18)	466	115
12-31-2009	8.77	—	[2,6]	2.76	2.76	—	—	—	—	11.53	31.47	[3]	0.89		0.89		(0.05)	440	175
12-31-2008	16.03	(0.01)[2]		(6.87)	(6.88)	—	(0.38)	—	(0.38)	8.77	(43.75)[3]		0.89		0.89		(0.07)	296	130	[7]
12-31-2007	17.01	(0.02)[2]		3.63	3.61	— [6]	(4.59)	—	(4.59)	16.03	23.59	[3,8]	0.89		0.88		(0.13)	702	133
12-31-2006	15.59	0.02	[2]	2.07	2.09	—	(0.67)	—	(0.67)	17.01	13.66	[3,10]	0.88		0.88		0.09	473	123
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Less than ($0.005) per share. 7. Excludes merger activity. 8. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.01 for Series I, Series II and Series NAV. The total returns excluding the payments from affiliates were 23.49%, 23.27% and 23.51% for Series I, Series II and Series NAV, respectively. 9. Less than $0.005 per share. 10. John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%. 11. Less than 0.005%.

Mid Cap Value Equity Trust
SERIES NAV
06-30-2011[1]	12.36	0.04	[2]	0.73	0.77	—	—	—	—	13.13	6.23	[3,4]	0.92	[5]	0.92	[5]	0.58 [5]	142	24
12-31-2010	10.12	0.08	[2]	2.25	2.33	(0.09)	—	—	(0.09)	12.36	23.12	[3]	0.93		0.93		0.76	141	60
12-31-2009	7.48	0.12	[2]	2.82	2.94	(0.09)	(0.21)	—	(0.30)	10.12	40.42	[3]	0.95		0.95		1.39	136	34
12-31-2008	13.91	0.11	[2]	(6.13)	(6.02)	(0.12)	(0.29)	—	(0.41)	7.48	(44.21)[3]		1.01		1.01		0.92	47	51
12-31-2007	13.07	0.15	[2]	1.25	1.40	(0.18)	(0.38)	—	(0.56)	13.91	10.72	[3]	0.92		0.92		1.03	146	30
12-31-2006[6]	12.50	0.09	[2]	0.48	0.57	—	—	—	—	13.07	4.56	[3,4]	0.99	[5]	0.99	[5]	1.07 [5]	112	25
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception date for Series NAV shares is 4-28-06.

Mid Value Trust
SERIES I
06-30-2011[1]	11.12	0.04	[2]	0.59	0.63	—	—	—	—	11.75	5.67	[3,4]	1.04	[5]	0.99	[5]	0.75 [5]	316	25
12-31-2010	9.80	0.19	[2]	1.39	1.58	(0.22)	(0.04)	—	(0.26)	11.12	16.16	[4]	1.05		1.00		1.88	301	43
12-31-2009	6.74	0.06	[2]	3.05	3.11	(0.05)	—	—	(0.05)	9.80	46.21	[4]	1.06		1.02		0.76	260	62	[6]
12-31-2008	10.69	0.13	[2]	(3.77)	(3.64)	(0.11)	(0.20)	—	(0.31)	6.74	(34.72)[4]		1.13		1.08		1.56	33	85
12-31-2007	13.67	0.22	[2]	(0.11)	0.11	(0.28)	(2.81)	—	(3.09)	10.69	0.51	[4]	1.09		1.04		1.70	11	69
12-31-2006	12.36	0.09	[2]	2.27	2.36	(0.03)	(1.02)	—	(1.05)	13.67	20.31	[4]	1.10		1.06		0.72	6	59
SERIES II
06-30-2011[1]	11.12	0.03	[2]	0.60	0.63	—	—	—	—	11.75	5.67	[3,4]	1.24	[5]	1.19	[5]	0.54 [5]	100	25
12-31-2010	9.81	0.17	[2]	1.37	1.54	(0.19)	(0.04)	—	(0.23)	11.12	15.79	[4]	1.25		1.20		1.65	106	43
12-31-2009	6.74	0.04	[2]	3.06	3.10	(0.03)	—	—	(0.03)	9.81	46.02	[4]	1.26		1.22		0.52	105	62	[6]
12-31-2008	10.68	0.08	[2]	(3.73)	(3.65)	(0.09)	(0.20)	—	(0.29)	6.74	(34.88)[4]		1.33		1.28		0.91	8	85
12-31-2007	13.64	0.21	[2]	(0.12)	0.09	(0.24)	(2.81)	—	(3.05)	10.68	0.31	[4]	1.29		1.24		1.60	16	69
12-31-2006	12.34	0.06	[2]	2.27	2.33	(0.01)	(1.02)	—	(1.03)	13.64	20.05	[4]	1.30		1.27		0.49	17	59
SERIES NAV
06-30-2011[1]	11.08	0.05	[2]	0.59	0.64	—	—	—	—	11.72	5.78	[3,4]	0.99	[5]	0.94	[5]	0.80 [5]	398	25
12-31-2010	9.77	0.19	[2]	1.38	1.57	(0.22)	(0.04)	—	(0.26)	11.08	16.16	[4]	1.00		0.95		1.90	393	43
12-31-2009	6.72	0.07	[2]	3.04	3.11	(0.06)	—	—	(0.06)	9.77	46.27	[4]	1.01		0.97		0.88	375	62	[6]
12-31-2008	10.67	0.11	[2]	(3.74)	(3.63)	(0.12)	(0.20)	—	(0.32)	6.72	(34.74)[4]		1.08		1.03		1.16	75	85
12-31-2007	13.65	0.24	[2]	(0.11)	0.13	(0.30)	(2.81)	—	(3.11)	10.67	0.60	[4]	1.04		0.99		1.87	159	69
12-31-2006	12.35	0.09	[2]	2.27	2.36	(0.04)	(1.02)	—	(1.06)	13.65	20.34	[4]	1.06		1.03		0.70	167	59
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Not annualized. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Annualized. 6. Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)

Mutual Shares Trust
SERIES I
06-30-2011[1]	9.84	0.11	[2]	0.48	0.59	—	—	—	—	10.43	6.00	[4,5]	1.08	[6]	1.08	[6]	2.09	[6]	191	16
12-31-2010	9.05	0.26	[2,3]	0.78	1.04	(0.25)	—	—	(0.25)	9.84	11.52	[4]	1.08		1.08		2.76	[3]	173	30
12-31-2009	7.33	0.12	[2]	1.81	1.93	(0.21)	—	—	(0.21)	9.05	27.16	[4]	1.08		1.08		1.45		123	58
12-31-2008[7]	10.91	0.11	[2]	(3.60)	(3.49)	(0.09)	—	—	(0.09)	7.33	(31.98)[4,5]		1.13	[6]	1.11	[6]	1.38	[6]	18	44
SERIES NAV
06-30-2011[1]	9.84	0.11	[2]	0.48	0.59	—	—	—	—	10.43	6.00	[4,5]	1.03	[6]	1.03	[6]	2.12	[6]	471	16
12-31-2010	9.06	0.26	[2,3]	0.78	1.04	(0.26)	—	—	(0.26)	9.84	11.49	[4]	1.03		1.03		2.78	[3]	469	30
12-31-2009	7.33	0.13	[2]	1.81	1.94	(0.21)	—	—	(0.21)	9.06	27.31	[4]	1.03		1.03		1.72		468	58
12-31-2008	11.95	0.16	[2]	(4.69)	(4.53)	(0.09)	—	—	(0.09)	7.33	(37.86)[4]		1.07		1.06		1.67		373	44
12-31-2007[8]	12.50	0.12	[2]	(0.67)	(0.55)	—	—	—	—	11.95	(4.40)[4,5]		1.22	[6]	1.06	[6]	1.52	[6]	379	48
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Net investment income per share and the percentage of average net assets reflects special dividends received by the Portfolio, which amounted to $0.11 and 1.22%, respectively. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. The inception date for Series I shares is 1-28-08. 8. The inception date for Series NAV shares is 5-1-07.

Natural Resources Trust
SERIES I
06-30-2011[1]	12.77	0.04	[2]	(0.06)	(0.02)	—	—	—	—	12.75	(0.16)[3,4]		1.10	[5]	1.10	[5]	0.60	[5]	18	42
12-31-2010	11.15	0.06	[2]	1.63	1.69	(0.07)	—	—	(0.07)	12.77	15.21	[3]	1.08		1.08		0.52		18	82
12-31-2009	13.43	0.07	[2]	3.23	3.30	(0.13)	(5.45)	—	(5.58)	11.15	59.19	[3]	1.08		1.08		0.73		17	30
12-31-2008	28.81	0.16	[2]	(14.58)	(14.42)	(0.15)	(0.81)	—	(0.96)	13.43	(51.61)[3]		1.13		1.13		0.66		14	24
12-31-2007	31.83	0.17	[2]	11.67	11.84	(0.42)	(14.44)	—	(14.86)	28.81	40.68	[3,6]	1.13		1.13		0.47		35	35
12-31-2006	31.50	0.32	[2]	6.47	6.79	(0.19)	(6.27)	—	(6.46)	31.83	22.30	[3]	1.11		1.11		1.02		19	28
SERIES II
06-30-2011[1]	12.62	0.03	[2]	(0.05)	(0.02)	—	—	—	—	12.60	(0.16)[3,4]		1.30	[5]	1.30	[5]	0.40	[5]	175	42
12-31-2010	11.03	0.03	[2]	1.61	1.64	(0.05)	—	—	(0.05)	12.62	14.87	[3]	1.28		1.28		0.32		191	82
12-31-2009	13.33	0.05	[2]	3.18	3.23	(0.08)	(5.45)	—	(5.53)	11.03	58.90	[3]	1.26		1.26		0.50		188	30
12-31-2008	28.54	0.11	[2]	(14.43)	(14.32)	(0.08)	(0.81)	—	(0.89)	13.33	(51.71)[3]		1.33		1.33		0.43		112	24
12-31-2007	31.59	0.09	[2]	11.60	11.69	(0.30)	(14.44)	—	(14.74)	28.54	40.44	[3,6]	1.33		1.33		0.27		302	35
12-31-2006	31.32	0.26	[2]	6.42	6.68	(0.14)	(6.27)	—	(6.41)	31.59	22.03	[3]	1.31		1.31		0.83		237	28
SERIES NAV
06-30-2011[1]	12.56	0.04	[2]	(0.05)	(0.01)	—	—	—	—	12.55	(0.08)[3,4]		1.05	[5]	1.05	[5]	0.65	[5]	85	42
12-31-2010	10.97	0.06	[2]	1.61	1.67	(0.08)	—	—	(0.08)	12.56	15.25	[3]	1.03		1.03		0.57		80	82
12-31-2009	13.33	0.06	[2]	3.17	3.23	(0.14)	(5.45)	—	(5.59)	10.97	59.22	[3]	1.09		1.09		0.62		73	30
12-31-2008	28.63	0.17	[2]	(14.49)	(14.32)	(0.17)	(0.81)	—	(0.98)	13.33	(51.60)[3]		1.08		1.08		0.71		244	24
12-31-2007	31.70	0.19	[2]	11.63	11.82	(0.45)	(14.44)	—	(14.89)	28.63	40.81	[3,6]	1.08		1.08		0.54		808	35
12-31-2006	31.40	0.31	[2]	6.46	6.77	(0.20)	(6.27)	—	(6.47)	31.70	22.31	[3]	1.06		1.06		1.02		826	28
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: less than $0.005 for Series I, Series II and Series NAV. The total returns excluding the payments from affiliates were 40.68%, 40.44% and 40.81% for Series I, Series II and Series NAV, respectively.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)

Real Estate Securities Trust
SERIES I
06-30-2011[1]	11.37	0.15	[2]	1.20	1.35	—	—	—	—	12.72	11.87	[3,4]	0.79	[5]	0.79	[5]	2.43 [5]	111	41
12-31-2010	8.96	0.21	[2]	2.39	2.60	(0.19)	—	—	(0.19)	11.37	29.19	[3]	0.78		0.78		2.09	106	99
12-31-2009	7.10	0.22	[2]	1.88	2.10	(0.24)	—	—	(0.24)	8.96	30.17	[3]	0.79		0.79		3.17	94	113
12-31-2008	12.40	0.27	[2]	(5.03)	(4.76)	(0.38)	(0.16)	—	(0.54)	7.10	(39.42)[3]		0.80		0.80		2.45	89	84
12-31-2007	27.64	0.35	[2]	(3.13)	(2.78)	(0.63)	(11.83)	—	(12.46)	12.40	(15.61)[3]		0.78		0.78		1.68	188	77
12-31-2006	24.87	0.62	[2]	7.42	8.04	(0.50)	(4.77)	—	(5.27)	27.64	38.10	[3,6]	0.78		0.78		2.48	313	67
SERIES II
06-30-2011[1]	11.39	0.13	[2]	1.21	1.34	—	—	—	—	12.73	11.76	[3,4]	0.99	[5]	0.99	[5]	2.23 [5]	84	41
12-31-2010	8.98	0.19	[2]	2.39	2.58	(0.17)	—	—	(0.17)	11.39	28.87	[3]	0.98		0.98		1.90	82	99
12-31-2009	7.11	0.20	[2]	1.90	2.10	(0.23)	—	—	(0.23)	8.98	30.04	[3]	0.99		0.99		2.93	71	113
12-31-2008	12.40	0.25	[2]	(5.03)	(4.78)	(0.35)	(0.16)	—	(0.51)	7.11	(39.58)[3]		1.00		1.00		2.26	61	84
12-31-2007	27.59	0.32	[2]	(3.14)	(2.82)	(0.54)	(11.83)	—	(12.37)	12.40	(15.77)[3]		0.98		0.98		1.55	123	77
12-31-2006	24.84	0.57	[2]	7.41	7.98	(0.46)	(4.77)	—	(5.23)	27.59	37.82	[3,6]	0.98		0.98		2.30	169	67
SERIES NAV
06-30-2011[1]	11.30	0.15	[2]	1.20	1.35	—	—	—	—	12.65	11.95	[3,4]	0.74	[5]	0.74	[5]	2.49 [5]	232	41
12-31-2010	8.91	0.22	[2]	2.37	2.59	(0.20)	—	—	(0.20)	11.30	29.20	[3]	0.73		0.73		2.14	211	99
12-31-2009	7.06	0.22	[2]	1.88	2.10	(0.25)	—	—	(0.25)	8.91	30.26	[3]	0.74		0.74		3.21	177	113
12-31-2008	12.34	0.28	[2]	(5.01)	(4.73)	(0.39)	(0.16)	—	(0.55)	7.06	(39.39)[3]		0.75		0.75		2.52	153	84
12-31-2007	27.58	0.37	[2]	(3.13)	(2.76)	(0.65)	(11.83)	—	(12.48)	12.34	(15.56)[3]		0.73		0.73		1.79	301	77
12-31-2006	24.83	0.59	[2]	7.44	8.03	(0.51)	(4.77)	—	(5.28)	27.58	38.17	[3,6]	0.73		0.73		2.31	437	67
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.

Science & Technology Trust
SERIES I
06-30-2011[1]	16.91	(0.04)[2]		0.94	0.90	—	—	—	—	17.81	5.32	[3,4]	1.15	[5]	1.12	[5]	(0.40)[5]	372	52
12-31-2010	13.57	(0.06)[2]		3.40	3.34	—	—	—	—	16.91	24.61	[3]	1.16		1.13		(0.40)	370	117
12-31-2009	8.25	(0.01)[2]		5.33	5.32	—	—	—	—	13.57	64.48	[3]	1.15		1.12		(0.13)	321	128
12-31-2008	14.85	(0.03)[2]		(6.57)	(6.60)	—	—	—	—	8.25	(44.44)[3]		1.20		1.18		(0.21)	151	132
12-31-2007	12.42	(0.06)[2]		2.49	2.43	—	—	—	—	14.85	19.57	[3,6]	1.19		1.16		(0.40)	338	128
12-31-2006	11.77	(0.06)[2]		0.71	0.65	—	—	—	—	12.42	5.52	[3]	1.18		1.16		(0.48)	347	194
SERIES II
06-30-2011[1]	16.68	(0.05)[2]		0.91	0.86	—	—	—	—	17.54	5.16	[3,4]	1.35	[5]	1.32	[5]	(0.61)[5]	55	52
12-31-2010	13.41	(0.08)[2]		3.35	3.27	—	—	—	—	16.68	24.38	[3]	1.36		1.33		(0.60)	61	117
12-31-2009	8.16	(0.04)[2]		5.29	5.25	—	—	—	—	13.41	64.34	[3]	1.35		1.32		(0.33)	57	128
12-31-2008	14.73	(0.05)[2]		(6.52)	(6.57)	—	—	—	—	8.16	(44.60)[3]		1.40		1.38		(0.41)	30	132
12-31-2007	12.35	(0.08)[2]		2.46	2.38	—	—	—	—	14.73	19.27	[3,6]	1.39		1.36		(0.60)	70	128
12-31-2006	11.72	(0.08)[2]		0.71	0.63	—	—	—	—	12.35	5.38	[3]	1.39		1.36		(0.68)	61	194
SERIES NAV
06-30-2011[1]	16.97	(0.03)[2]		0.93	0.90	—	—	—	—	17.87	5.30	[3,4]	1.10	[5]	1.07	[5]	(0.35)[5]	13	52
12-31-2010	13.61	(0.05)[2]		3.41	3.36	—	—	—	—	16.97	24.69	[3]	1.11		1.08		(0.36)	12	117
12-31-2009	8.27	(0.01)[2]		5.35	5.34	—	—	—	—	13.61	64.57	[3]	1.10		1.07		(0.07)	7	128
12-31-2008	14.88	(0.02)[2]		(6.59)	(6.61)	—	—	—	—	8.27	(44.42)[3]		1.15		1.13		(0.16)	3	132
12-31-2007	12.44	(0.05)[2]		2.49	2.44	—	—	—	—	14.88	19.61	[3,6]	1.14		1.11		(0.34)	4	128
12-31-2006	11.78	(0.04)[2]		0.70	0.66	—	—	—	—	12.44	5.60	[3]	1.15		1.12		(0.51)	1	194
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.02, $0.01 and $0.01 for Series I, Series II and Series NAV, respectively. The total returns excluding the payments from affiliates were 19.40%, 19.19% and 19.53% for Series I, Series II and Series NAV, respectively.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)

Small Cap Growth Trust
SERIES I
06-30-2011[1]	10.12	(0.03)[2]	1.38	1.35	—	—	—	—	11.47	13.34	[3,4]	1.15	[5]	1.15	[5]	(0.59)[5]	108	67
12-31-2010	8.29	(0.06)[2]	1.89	1.83	—	—	—	—	10.12	22.07	[3]	1.15		1.15		(0.69)	77	139
12-31-2009	6.16	(0.04)[2]	2.17	2.13	—	—	—	—	8.29	34.58	[3]	1.15		1.15		(0.54)	55	200
12-31-2008	10.33	(0.02)[2]	(4.05)	(4.07)	—	(0.10)	—	(0.10)	6.16	(39.68)[3]		1.19		1.19		(0.28)	31	191	[6]
12-31-2007	11.53	(0.02)[2]	1.46	1.44	—	(2.64)	—	(2.64)	10.33	13.99	[3,7]	1.18		1.17		(0.20)	29	104
12-31-2006	10.16	(0.08)[2]	1.45	1.37	—	—	—	—	11.53	13.48	[3,8]	1.22		1.22		(0.73)	23	162
SERIES II
06-30-2011[1]	9.98	(0.04)[2]	1.36	1.32	—	—	—	—	11.30	13.23	[3,4]	1.35	[5]	1.35	[5]	(0.80)[5]	46	67
12-31-2010	8.20	(0.08)[2]	1.86	1.78	—	—	—	—	9.98	21.71	[3]	1.35		1.35		(0.89)	36	139
12-31-2009	6.10	(0.05)[2]	2.15	2.10	—	—	—	—	8.20	34.43	[3]	1.35		1.35		(0.74)	33	200
12-31-2008	10.25	(0.04)[2]	(4.01)	(4.05)	—	(0.10)	—	(0.10)	6.10	(39.80)[3]		1.39		1.39		(0.47)	27	191	[6]
12-31-2007	11.48	(0.05)[2]	1.46	1.41	—	(2.64)	—	(2.64)	10.25	13.77	[3,7]	1.38		1.37		(0.41)	40	104
12-31-2006	10.14	(0.10)[2]	1.44	1.34	—	—	—	—	11.48	13.21	[3,8]	1.40		1.40		(0.95)	31	162
SERIES NAV
06-30-2011[1]	10.15	(0.03)[2]	1.39	1.36	—	—	—	—	11.51	13.40	[3,4]	1.10	[5]	1.10	[5]	(0.55)[5]	311	67
12-31-2010	8.31	(0.06)[2]	1.90	1.84	—	—	—	—	10.15	22.14	[3]	1.10		1.10		(0.64)	291	139
12-31-2009	6.18	(0.03)[2]	2.16	2.13	—	—	—	—	8.31	34.47	[3]	1.10		1.10		(0.49)	276	200
12-31-2008	10.34	(0.02)[2]	(4.04)	(4.06)	—	(0.10)	—	(0.10)	6.18	(39.54)[3]		1.14		1.14		(0.23)	181	191	[6]
12-31-2007	11.54	(0.02)[2]	1.46	1.44	—	(2.64)	—	(2.64)	10.34	13.98	[3,7]	1.13		1.12		(0.16)	245	104
12-31-2006	10.17	(0.08)[2]	1.45	1.37	—	—	—	—	11.54	13.47	[3,8]	1.15		1.14		(0.70)	241	162
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Excludes merger activity. 7.  Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: less than $0.005 for all Series. The total returns excluding the payments from affiliates were 13.99%, 13.77% and 13.98% for Series I, Series II and Series NAV, respectively. 8. John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.

Small Cap Opportunities Trust
SERIES I
06-30-2011[1]	19.58	— [2,8]	1.59	1.59	—	—	—	—	21.17	8.12	[3,4]	1.10	[5]	1.01	[5]	(0.02)[5]	41	18
12-31-2010	15.10	0.02 [2]	4.46	4.48	—	—	—	—	19.58	29.67	[3]	1.10		1.02		0.11	45	37
12-31-2009	11.28	(0.01)[2]	3.83	3.82	—	—	—	—	15.10	33.87	[3]	1.27		1.19		(0.08)	36	54
12-31-2008	20.65	0.17 [2]	(8.62)	(8.45)	(0.35)	(0.52)	(0.05)	(0.92)	11.28	(42.13)[3]		1.11		1.11		1.03	33	107
12-31-2007	24.40	0.30 [2]	(2.11)	(1.81)	(0.46)	(1.48)	—	(1.94)	20.65	(7.66)[3,6]		1.08		1.08		1.23	73	41
12-31-2006	22.82	0.29 [2]	2.09	2.38	(0.17)	(0.63)	—	(0.80)	24.40	10.45	[3]	1.07		1.07		1.23	110	36
SERIES II
06-30-2011[1]	19.44	(0.02)[2]	1.59	1.57	—	—	—	—	21.01	8.08	[3,4]	1.30	[5]	1.21	[5]	(0.21)[5]	41	18
12-31-2010	15.03	(0.01)[2]	4.42	4.41	—	—	—	—	19.44	29.34	[3]	1.30		1.22		(0.08)	40	37
12-31-2009	11.25	(0.04)[2]	3.82	3.78	—	—	—	—	15.03	33.60	[3]	1.47		1.39		(0.28)	31	54
12-31-2008	20.57	0.14 [2]	(8.58)	(8.44)	(0.31)	(0.52)	(0.05)	(0.88)	11.25	(42.25)[3]		1.31		1.31		0.83	26	107
12-31-2007	24.26	0.25 [2]	(2.09)	(1.84)	(0.37)	(1.48)	—	(1.85)	20.57	(7.80)[3,6]		1.28		1.28		1.05	54	41
12-31-2006	22.71	0.24 [2]	2.07	2.31	(0.13)	(0.63)	—	(0.76)	24.26	10.19	[3]	1.27		1.27		1.03	76	36
SERIES NAV
06-30-2011[1]	19.47	— [2,7]	1.59	1.59	—	—	—	—	21.06	8.17	[3,4]	1.05	[5]	0.96	[5]	0.04 [5]	97	18
12-31-2010	15.01	0.03 [2]	4.43	4.46	—	—	—	—	19.47	29.71	[3]	1.05		0.97		0.16	98	37
12-31-2009	11.20	— [2,7]	3.81	3.81	—	—	—	—	15.01	34.02	[3]	1.22		1.14		— [9]	86	54
12-31-2008	20.53	0.17 [2]	(8.57)	(8.40)	(0.36)	(0.52)	(0.05)	(0.93)	11.20	(42.13)[3]		1.06		1.06		1.04	86	107
12-31-2007	24.28	0.32 [2]	(2.11)	(1.79)	(0.48)	(1.48)	—	(1.96)	20.53	(7.61)[3,6]		1.03		1.03		1.34	243	41
12-31-2006	22.72	0.32 [2]	2.05	2.37	(0.18)	(0.63)	—	(0.81)	24.28	10.47	[3]	1.02		1.02		1.39	272	36
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.01, $0.02 and $0.01 for Series I, Series II and Series NAV, respectively. The total returns excluding the payment from affiliates was (7.70%), (7.89%) and (7.65%) for Series I, Series II and Series NAV, respectively. 7. Less than $0.005 per share. 8. Less than ($0.005) per share. 9. Less than 0.005%.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)

Small Cap Value Trust
SERIES I
06-30-2011[1]	18.89	0.03	[2]	1.10	1.13	—	—	—	—	20.02	5.98	[3,4]	1.13	[5]	1.13	[5]	0.36 [5]	247	11
12-31-2010	15.04	0.15	[2]	3.76	3.91	(0.06)	—	—	(0.06)	18.89	26.04	[3]	1.15		1.15		0.92	217	23
12-31-2009	11.76	0.09	[2]	3.27	3.36	(0.08)	—	—	(0.08)	15.04	28.65	[3]	1.16		1.16		0.73	137	29
12-31-2008	16.20	0.16	[2]	(4.37)	(4.21)	(0.18)	(0.05)	—	(0.23)	11.76	(26.08)[3]		1.17		1.17		1.08	96	42
12-31-2007	20.58	0.18	[2]	(0.59)	(0.41)	(0.18)	(3.79)	—	(3.97)	16.20	(2.93)[3]		1.16		1.16		0.92	117	46	[6]
12-31-2006	20.94	0.17	[2]	3.36	3.53	(0.01)	(3.88)	—	(3.89)	20.58	19.26	[3,7]	1.19		1.19		0.88	74	49
SERIES II
06-30-2011[1]	18.85	0.01	[2]	1.10	1.11	—	—	—	—	19.96	5.89	[3,4]	1.33	[5]	1.33	[5]	0.15 [5]	49	11
12-31-2010	15.00	0.11	[2]	3.77	3.88	(0.03)	—	—	(0.03)	18.85	25.86	[3]	1.35		1.35		0.65	53	23
12-31-2009	11.73	0.06	[2]	3.26	3.32	(0.05)	—	—	(0.05)	15.00	28.39	[3]	1.36		1.36		0.51	40	29
12-31-2008	16.16	0.13	[2]	(4.36)	(4.23)	(0.15)	(0.05)	—	(0.20)	11.73	(26.31)[3]		1.37		1.37		0.87	48	42
12-31-2007	20.50	0.12	[2]	(0.56)	(0.44)	(0.11)	(3.79)	—	(3.90)	16.16	(3.08)[3]		1.36		1.36		0.63	69	46	[6]
12-31-2006	20.90	0.09	[2]	3.39	3.48	—	(3.88)	—	(3.88)	20.50	19.03	[3,7]	1.37		1.37		0.48	69	49
SERIES NAV
06-30-2011[1]	18.86	0.04	[2]	1.09	1.13	—	—	—	—	19.99	5.99	[3,4]	1.08	[5]	1.08	[5]	0.40 [5]	324	11
12-31-2010	15.01	0.15	[2]	3.77	3.92	(0.07)	—	—	(0.07)	18.86	26.15	[3]	1.10		1.10		0.91	313	23
12-31-2009	11.73	0.10	[2]	3.27	3.37	(0.09)	—	—	(0.09)	15.01	28.79	[3]	1.11		1.11		0.77	287	29
12-31-2008	16.18	0.16	[2]	(4.37)	(4.21)	(0.19)	(0.05)	—	(0.24)	11.73	(26.12)[3]		1.12		1.12		1.10	134	42
12-31-2007	20.57	0.17	[2]	(0.57)	(0.40)	(0.20)	(3.79)	—	(3.99)	16.18	(2.86)[3]		1.11		1.11		0.87	237	46	[6]
12-31-2006	20.94	0.13	[2]	3.40	3.53	(0.02)	(3.88)	—	(3.90)	20.57	19.32	[3,7]	1.11		1.11		0.67	278	49
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Excludes merger activity. 7. John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.

Small Company Growth Trust
SERIES NAV
06-30-2011[1]	15.78	(0.04)[2]		1.95	1.91	—	—	—	—	17.69	12.10	[3,4]	1.06	[5]	1.06	[5]	(0.51)[5]	111	15
12-31-2010	12.48	(0.06)[2]		3.36	3.30	—	—	—	—	15.78	26.44	[3]	1.10		1.10		(0.44)	108	34
12-31-2009	9.54	(0.02)[2,6]		2.96	2.94	—	—	—	—	12.48	30.82	[3]	1.13		1.13		(0.21)[6]	103	49
12-31-2008	15.81	(0.05)[2]		(5.97)	(6.02)	—	(0.25)	—	(0.25)	9.54	(38.57)[3]		1.13		1.13		(0.41)	138	40
12-31-2007	15.11	(0.09)[2]		1.64	1.55	—	(0.85)	—	(0.85)	15.81	10.34	[3]	1.08		1.08		(0.57)	268	37
12-31-2006	13.29	(0.10)[2]		1.94	1.84	—	(0.02)	—	(0.02)	15.11	13.83	[3]	1.11		1.11		(0.68)	106	49
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects a special dividend received by the Portfolio which amounted to $0.02 and 0.23%, respectively.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)

Small Company Value Trust
SERIES I
06-30-2011[1]	17.07	0.04	[2]	0.99	1.03	—	—	—	—	18.10	6.03	[3,4]	1.12	[5]	1.07	[5]	0.42 [5]	101	3
12-31-2010	14.26	0.09	[2]	2.93	3.02	(0.21)	—	—	(0.21)	17.07	21.36	[3]	1.13		1.07		0.60	105	9
12-31-2009	12.97	0.08	[2]	2.99	3.07	(0.05)	(1.73)	—	(1.78)	14.26	27.69	[3]	1.13		1.08		0.63	109	11	[6]
12-31-2008	18.24	0.08	[2]	(4.92)	(4.84)	(0.13)	(0.30)	—	(0.43)	12.97	(27.05)[3]		1.13		1.08		0.48	108	30
12-31-2007	21.89	0.05	[2]	(0.23)	(0.18)	(0.03)	(3.44)	—	(3.47)	18.24	(1.20)[3,7]		1.11		1.06		0.23	200	18
12-31-2006	22.21	0.04	[2]	3.27	3.31	(0.02)	(3.61)	—	(3.63)	21.89	15.42	[3]	1.12		1.08		0.19	275	16
SERIES II
06-30-2011[1]	16.93	0.02	[2]	0.98	1.00	—	—	—	—	17.93	5.91	[3,4]	1.32	[5]	1.27	[5]	0.22 [5]	91	3
12-31-2010	14.14	0.06	[2]	2.91	2.97	(0.18)	—	—	(0.18)	16.93	21.15	[3]	1.33		1.27		0.41	93	9
12-31-2009	12.88	0.05	[2]	2.97	3.02	(0.03)	(1.73)	—	(1.76)	14.14	27.48	[3]	1.33		1.28		0.43	91	11	[6]
12-31-2008	18.11	0.05	[2]	(4.90)	(4.85)	(0.08)	(0.30)	—	(0.38)	12.88	(27.26)[3]		1.33		1.28		0.28	82	30
12-31-2007	21.76	0.01	[2]	(0.22)	(0.21)	—	(3.44)	—	(3.44)	18.11	(1.35)[3,7]		1.31		1.26		0.03	145	18
12-31-2006	22.13	—	[2,8]	3.24	3.24	—	(3.61)	—	(3.61)	21.76	15.16	[3]	1.32		1.28		(0.01)	195	16
SERIES NAV
06-30-2011[1]	17.03	0.04	[2]	0.99	1.03	—	—	—	—	18.06	6.05	[3,4]	1.07	[5]	1.02	[5]	0.48 [5]	224	3
12-31-2010	14.23	0.10	[2]	2.92	3.02	(0.22)	—	—	(0.22)	17.03	21.39	[3]	1.08		1.02		0.66	215	9
12-31-2009	12.94	0.08	[2]	3.00	3.08	(0.06)	(1.73)	—	(1.79)	14.23	27.82	[3]	1.08		1.03		0.68	205	11	[6]
12-31-2008	18.21	0.09	[2]	(4.92)	(4.83)	(0.14)	(0.30)	—	(0.44)	12.94	(27.04)[3]		1.08		1.03		0.58	283	30
12-31-2007	21.86	0.07	[2]	(0.23)	(0.16)	(0.05)	(3.44)	—	(3.49)	18.21	(1.14)[3,7]		1.06		1.01		0.35	294	18
12-31-2006	22.18	0.06	[2]	3.26	3.32	(0.03)	(3.61)	—	(3.64)	21.86	15.50	[3]	1.06		1.03		0.26	234	16
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Excludes merger activity. 7. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: less than $0.005 for Series I, Series II and Series NAV. The total returns excluding the payments from affiliates were (1.20%), (1.35%) and (1.14%) for Series I, Series II and Series NAV, respectively. 8. Less than $0.005 per share.

Smaller Company Growth Trust
SERIES I
06-30-2011[1]	17.59	(0.05)[2]		1.34	1.29	—	—	—	—	18.88	7.33	[3,4]	1.16	[5]	1.03	[5]	(0.57)[5]	98	42
12-31-2010	14.30	(0.08)[2]		3.61	3.53	—	(0.24)	—	(0.24)	17.59	25.04	[3]	1.16		1.04		(0.53)	101	79
12-31-2009[6]	13.59	—	[2,7]	0.71	0.71	—	—	—	—	14.30	5.22	[3,4]	1.12	[5]	1.01	[5]	(0.26)[5]	95	95	[8]
SERIES II
06-30-2011[1]	17.55	(0.07)[2]		1.33	1.26	—	—	—	—	18.81	7.18	[3,4]	1.36	[5]	1.23	[5]	(0.77)[5]	26	42
12-31-2010	14.29	(0.11)[2]		3.61	3.50	—	(0.24)	—	(0.24)	17.55	24.85	[3]	1.36		1.24		(0.72)	26	79
12-31-2009[6]	13.59	(0.01)[2]		0.71	0.70	—	—	—	—	14.29	5.15	[3,4]	1.32	[5]	1.21	[5]	(0.46)[5]	24	95	[8]
SERIES NAV
06-30-2011[1]	17.60	(0.05)[2]		1.34	1.29	—	—	—	—	18.89	7.33	[3,4]	1.11	[5]	0.98	[5]	(0.52)[5]	128	42
12-31-2010	14.30	(0.07)[2]		3.61	3.54	—	(0.24)	—	(0.24)	17.60	25.12	[3]	1.11		0.99		(0.48)	123	79
12-31-2009	10.61	(0.06)[2]		3.75	3.69	—	—	—	—	14.30	34.78	[3]	1.34		1.23		(0.51)	114	95	[8]
12-31-2008[6]	12.50	(0.01)[2]		(1.88)	(1.89)	—	—	—	—	10.61	(15.12)[3,4]		1.30	[5]	1.18	[5]	(0.30)[5]	93	16
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception dates for Series I, Series II and Series NAV shares are 11-16-09, 11-16-09 and 10-7-08, respectively. 7. Less than ($0.005) per share. 8. Excludes merger activity.

Strategic Allocation Trust
SERIES NAV
06-30-2011[1,2]	12.50	(0.01)[3]		(0.32)	(0.33)	—	—	—	—	12.17	(2.64)[4,5]		1.48	[6]	0.75	[6]	(0.37)[6]	10	58
1. Unaudited. 2. The inception date for Series NAV shares is 4-28-11. 3. Based on the average daily shares outstanding. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6.  Annualized.

U.S. Equity Trust (formerly U.S. Multi Sector Trust)
SERIES NAV
06-30-2011[1]	11.89	0.10	[2]	0.73	0.83	—	—	—	—	12.72	6.98	[3,4]	0.79	[5]	0.79	[5]	1.56 [5]	832	19
12-31-2010	11.18	0.15	[2]	0.73	0.88	(0.17)	—	—	(0.17)	11.89	7.92	[3]	0.79		0.79		1.34	809	66
12-31-2009	9.45	0.16	[2]	1.71	1.87	(0.14)	—	—	(0.14)	11.18	19.94	[3]	0.80		0.80		1.61	968	33
12-31-2008	13.38	0.16	[2]	(3.81)	(3.65)	(0.28)	—	—	(0.28)	9.45	(27.30)[3]		0.81		0.80		1.34	507	77
12-31-2007	14.00	0.18	[2]	0.15	0.33	(0.23)	(0.72)	—	(0.95)	13.38	2.38	[3]	0.80		0.79		1.24	1,702	65
12-31-2006	13.05	0.14	[2]	0.86	1.00	(0.02)	(0.03)	—	(0.05)	14.00	7.63	[3]	0.81		0.81		1.06	1,408	61
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Annualized. 5. Not annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)

Utilities Trust
SERIES I
06-30-2011[1]	11.62	0.27	[2]	0.96	1.23	—	—	—	—	12.85	10.59	[4,5]	0.96	[6]	0.96	[6]	4.45	[6]	133	25
12-31-2010	10.42	0.36	[2]	1.10	1.46	(0.26)	—	—	(0.26)	11.62	14.03	[4]	0.95		0.95		3.39		116	56
12-31-2009	8.16	0.35	[2,3]	2.35	2.70	(0.44)	—	—	(0.44)	10.42	33.64	[4]	0.95		0.95		3.94	[3]	114	70
12-31-2008	14.34	0.30	[2]	(5.67)	(5.37)	(0.35)	(0.46)	—	(0.81)	8.16	(38.64)[4]		1.02		1.02		2.49		94	68
12-31-2007	14.66	0.32	[2]	3.44	3.76	(0.31)	(3.77)	—	(4.08)	14.34	27.40	[7]	1.02		1.01		2.07		188	92
12-31-2006	13.18	0.29	[2]	3.25	3.54	(0.33)	(1.73)	—	(2.06)	14.66	31.00	[4]	1.00		1.00		2.24		134	98
SERIES II
06-30-2011[1]	11.53	0.26	[2]	0.95	1.21	—	—	—	—	12.74	10.49	[4,5]	1.16	[6]	1.16	[6]	4.21	[6]	32	25
12-31-2010	10.35	0.34	[2]	1.08	1.42	(0.24)	—	—	(0.24)	11.53	13.73	[4]	1.15		1.15		3.19		32	56
12-31-2009	8.11	0.33	[2,3]	2.33	2.66	(0.42)	—	—	(0.42)	10.35	33.34	[4]	1.15		1.15		3.75	[3]	34	70
12-31-2008	14.23	0.27	[2]	(5.61)	(5.34)	(0.32)	(0.46)	—	(0.78)	8.11	(38.73)[4]		1.22		1.22		2.23		30	68
12-31-2007	14.56	0.29	[2]	3.41	3.70	(0.26)	(3.77)	—	(4.03)	14.23	27.10	[7]	1.22		1.21		1.86		74	92
12-31-2006	13.10	0.27	[2]	3.23	3.50	(0.31)	(1.73)	—	(2.04)	14.56	30.77	[4]	1.20		1.20		2.08		66	98
SERIES NAV
06-30-2011[1]	11.60	0.28	[2]	0.95	1.23	—	—	—	—	12.83	10.60	[4,5]	0.91	[6]	0.91	[6]	4.54	[6]	39	25
12-31-2010	10.41	0.37	[2]	1.09	1.46	(0.27)	—	—	(0.27)	11.60	14.00	[4]	0.90		0.90		3.49		29	56
12-31-2009	8.16	0.36	[2,3]	2.34	2.70	(0.45)	—	—	(0.45)	10.41	33.58	[4]	0.90		0.90		4.03	[3]	21	70
12-31-2008	14.32	0.31	[2]	(5.66)	(5.35)	(0.35)	(0.46)	—	(0.81)	8.16	(38.50)[4]		0.97		0.97		2.62		15	68
12-31-2007	14.65	0.32	[2]	3.45	3.77	(0.33)	(3.77)	—	(4.10)	14.32	27.43	[7]	0.97		0.96		2.04		25	92
12-31-2006	13.17	0.30	[2]	3.25	3.55	(0.34)	(1.73)	—	(2.07)	14.65	31.07	[4]	0.95		0.95		2.29		7	98
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects a special dividend received by the Portfolio which amounted to $0.13, $0.12 and $0.13 for Series I, Series II and Series NAV. The percentage of average net assets was 1.41% for all Series. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown 5. Not Annualized. 6. Annualized. 7. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.01 for Series I and less than $0.005 for Series II and Series NAV. The total returns excluding the payment from affiliates was 27.31%, 27.10% and 27.43% for Series I, Series II and Series NAV, respectively.

Value Trust
SERIES I
06-30-2011[1]	16.61	0.08	[2]	1.14	1.22	—	—	—	—	17.83	7.34	[3,4]	0.82	[5]	0.82	[5]	0.86	[5]	226	17
12-31-2010	13.72	0.14	[2]	2.90	3.04	(0.15)	—	—	(0.15)	16.61	22.22	[3]	0.83		0.83		0.94		218	43
12-31-2009	9.84	0.14	[2]	3.89	4.03	(0.15)	—	—	(0.15)	13.72	41.18	[3]	0.84		0.84		1.29		191	70
12-31-2008	17.36	0.16	[2]	(7.09)	(6.93)	(0.16)	(0.43)	—	(0.59)	9.84	(40.87)[3]		0.85		0.85		1.09		133	50
12-31-2007	22.72	0.18	[2]	1.54	1.72	(0.32)	(6.76)	—	(7.08)	17.36	8.22	[3,6]	0.83		0.83		0.80		273	73
12-31-2006	21.89	0.18	[2]	3.95	4.13	(0.09)	(3.21)	—	(3.30)	22.72	21.05	[3]	0.83		0.83		0.83		290	65
SERIES II
06-30-2011[1]	16.56	0.06	[2]	1.14	1.20	—	—	—	—	17.76	7.25	[3,4]	1.02	[5]	1.02	[5]	0.66	[5]	37	17
12-31-2010	13.68	0.11	[2]	2.89	3.00	(0.12)	—	—	(0.12)	16.56	21.96	[3]	1.03		1.03		0.73		35	43
12-31-2009	9.82	0.12	[2]	3.87	3.99	(0.13)	—	—	(0.13)	13.68	40.79	[3]	1.04		1.04		1.10		32	70
12-31-2008	17.29	0.13	[2]	(7.05)	(6.92)	(0.12)	(0.43)	—	(0.55)	9.82	(40.96)[3]		1.05		1.05		0.88		27	50
12-31-2007	22.62	0.13	[2]	1.54	1.67	(0.24)	(6.76)	—	(7.00)	17.29	8.00	[3,6]	1.03		1.03		0.60		56	73
12-31-2006	21.81	0.13	[2]	3.94	4.07	(0.05)	(3.21)	—	(3.26)	22.62	20.80	[3]	1.03		1.03		0.64		59	65
SERIES NAV
06-30-2011[1]	16.59	0.08	[2]	1.14	1.22	—	—	—	—	17.81	7.35	[3,4]	0.77	[5]	0.77	[5]	0.92	[5]	24	17
12-31-2010	13.70	0.14	[2]	2.91	3.05	(0.16)	—	—	(0.16)	16.59	22.31	[3]	0.78		0.78		0.98		22	43
12-31-2009	9.83	0.15	[2]	3.88	4.03	(0.16)	—	—	(0.16)	13.70	41.19	[3]	0.79		0.79		1.33		17	70
12-31-2008	17.35	0.17	[2]	(7.09)	(6.92)	(0.17)	(0.43)	—	(0.60)	9.83	(40.84)[3]		0.80		0.80		1.20		9	50
12-31-2007	22.72	0.19	[2]	1.54	1.73	(0.34)	(6.76)	—	(7.10)	17.35	8.26	[3,6]	0.78		0.78		0.86		11	73
12-31-2006	21.90	0.19	[2]	3.94	4.13	(0.10)	(3.21)	—	(3.31)	22.72	21.03	[3]	0.78		0.78		0.90		4	65
1. Unaudited. 2. Based on the average daily shares outstanding 3. Total returns would have been lower had certain expenses not been reduced during the periods shown 4. Not annualized 5. Annualized 6. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.03, $0.03 and $0.02 for Series I, Series II and Series NAV, respectively. The total returns excluding the payment from affiliates was 8.03%, 7.82% and 8.14% for Series I, Series II and Series NAV, respectively.

Value & Restructuring Trust
SERIES NAV
06-30-2011[1]	14.15	0.09	[2]	0.24	0.33	—	—	—	—	14.48	2.33	[3,4]	0.85	[5]	0.85	[5]	1.22	[5]	326	21
12-31-2010	11.99	0.18	[2]	2.16	2.34	(0.18)	—	—	(0.18)	14.15	19.63	[3]	0.85		0.85		1.49		347	26
12-31-2009	8.42	0.15	[2]	3.60	3.75	(0.18)	—	—	(0.18)	11.99	44.86	[3]	0.86		0.86		1.54		298	22
12-31-2008	16.13	0.19	[2]	(7.74)	(7.55)	(0.16)	—	—	(0.16)	8.42	(46.81)[3]		0.87		0.87		1.43		284	23
12-31-2007	15.14	0.23	[2,6]	1.36	1.59	(0.32)	(0.28)	—	(0.60)	16.13	10.56	[3]	0.86		0.85		1.40		444	22
12-31-2006	13.31	0.17	[2]	1.74	1.91	(0.04)	(0.04)	—	(0.08)	15.14	14.43	[3]	0.89		0.89		1.21		337	14
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Portfolio which amounted to $0.07 and 0.42%, respectively.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION  John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company with multiple investment series (the Portfolios), sixty-five of which are presented in this report. Each Portfolio, with the exception of Financial Services Trust, Global Trust, Health Sciences Trust, Natural Resources Trust, Real Estate Securities Trust, Utilities Trust and U.S. Equity Trust (formerly U.S. Multi Sector Trust), is diversified for purposes of the Investment Company Act of 1940, as amended (the 1940 Act).

American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust (collectively, the JHT Feeder Funds), American Fundamental Holdings Trust, American Global Diversification Trust, Core Allocation Trust, Core Disciplined Diversification Trust, Core Diversified Growth & Income Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Franklin Templeton Founding Allocation Trust, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series and Lifestyle Moderate PS Series operate as “funds of funds,” investing in shares of mutual funds (underlying funds). The American Funds Insurance Series’ accounting policies are outlined in their financial statements, available at the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov, or at the SEC’s public reference room in Washington, D.C. These funds are not covered by this report.

The Portfolios may offer up to four classes of shares: Series I, Series II, Series III and Series NAV. The Shares offered by a specific Portfolio are shown on the Statements of Assets and Liabilities. Shares of the Portfolios are presently offered only to certain affiliates of John Hancock Investment Management Services, LLC (the Adviser) and Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ.

Effective June 27, 2011, Fundamental All Cap Core Trust, Fundamental Large Cap Value Trust and U.S. Equity Trust changed their names from Optimized All Cap Trust, Optimized Value Trust and U.S. Multi Sector Trust, respectively.

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Portfolios:

Security valuation.  Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Portfolio’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2011, for All Cap Core Trust, American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Fundamental Holdings Trust, American Global Diversification Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust, American New World Trust, Core Allocation Trust, Core Disciplined Diversification Trust, Core Diversified Growth & Income Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Franklin Templeton Founding Allocation Trust, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Small Company Growth Trust, U.S. Equity Trust (formerly U.S. Multi Sector Trust) and Value Trust, all investments are categorized as Level 1 under the hierarchy described above.

For All Cap Value Trust, Fundamental Large Cap Value Trust (formerly Optimized Value Trust), Growth Equity Trust, Large Cap Trust, Real Estate Securities Trust and Small Cap Value Trust, all investments are categorized as Level 1 under the hierarchy described above except for repurchase agreements which are categorized as Level 2.

For Strategic Allocation Trust, all investments are categorized as Level 2 under the hierarchy described above except for futures which are categorized as Level 1.

The following is a summary of the values by input classification of the Portfolio’s investments as of June 30, 2011, by major security category or type.

	Total Market Value at 6-30-11	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Alpha Opportunities Trust
Common Stocks
Consumer Discretionary	$146,767,345	$137,045,293	$9,722,052	—
Consumer Staples	71,614,525	62,849,221	8,765,304	—
Energy	89,765,408	75,798,292	13,967,116	—
Financials	85,482,584	69,892,166	15,590,418	—
Health Care	124,953,822	123,056,068	1,897,754	—
Industrials	106,346,873	92,954,265	13,392,608	—
Information Technology	201,003,028	195,208,009	5,795,019	—
Materials	57,685,449	44,075,454	13,609,995	—
Telecommunication Services	6,194,193	5,368,523	825,670	—
Utilities	3,223,441	3,223,441	—	—
Investment Companies
Financials	3,535,352	3,535,352	—	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-11	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Alpha Opportunities Trust (continued)
Securities Lending Collateral	$91,899,635	$91,899,635	—	—
Short-Term Investments	49,000,000	—	$49,000,000	—
Total Investments in Securities	$1,037,471,655	$904,905,719	$132,565,936	—
Other Financial Instruments:
Forward Foreign Currency Contracts	$101,326	—	$101,326	—

Balanced Trust
Common Stocks
Consumer Discretionary	$14,388,514	$11,889,584	$2,498,930	—
Consumer Staples	4,312,527	2,831,054	1,481,473	—
Energy	8,820,857	8,092,476	728,381	—
Financials	14,175,559	10,547,118	3,628,441	—
Health Care	6,880,367	5,780,056	1,100,311	—
Industrials	12,416,900	10,219,430	2,197,470	—
Information Technology	13,574,049	12,025,182	1,423,139	$125,728
Materials	4,728,452	3,390,689	1,337,763	—
Telecommunication Services	2,953,551	2,058,224	895,327	—
Utilities	3,265,150	2,776,946	488,204	—
Preferred Securities
Consumer Discretionary	413,489	209,582	203,907	—
U.S. Government & Agency Obligations	27,922,433	—	27,922,433	—
Foreign Government Obligations	649,684	—	649,684	—
Corporate Bonds	9,176,568	—	9,176,568	—
Municipal Bonds	281,486	—	281,486	—
Collateralized Mortgage Obligations	1,233,606	—	1,233,606	—
Asset Backed Securities	728,288	—	728,288	—
Investment Companies	15,945	15,945	—	—
Rights	2,871	—	2,871	—
Securities Lending Collateral	3,597,777	3,597,777	—	—
Short-Term Investments	1,686,134	1,686,134	—	—
Total Investments in Securities	$131,224,207	$75,120,197	$55,978,282	$125,728

Blue Chip Growth Trust
Common Stocks
Consumer Discretionary	$394,291,030	$394,291,030	—	—
Consumer Staples	5,847,686	5,754,910	$92,776	—
Energy	160,932,816	160,932,816	—	—
Financials	172,193,323	171,890,150	303,173	—
Health Care	150,757,339	150,757,339	—	—
Industrials	314,711,843	314,711,843	—	—
Information Technology	534,846,190	503,818,342	22,106,905	$8,920,943
Materials	74,475,665	74,475,665	—	—
Telecommunication Services	33,247,238	33,247,238	—	—
Securities Lending Collateral	60,971,536	60,971,536	—	—
Short-Term Investments	9,130,134	9,130,134	—	—
Total Investments in Securities	$1,911,404,800	$1,879,981,003	$22,502,854	$8,920,943

Capital Appreciation Trust
Common Stocks
Consumer Discretionary	$287,858,846	$260,092,264	$27,766,582	—
Consumer Staples	70,633,593	70,633,593	—	—
Energy	68,776,426	68,776,426	—	—
Financials	34,397,228	34,397,228	—	—
Health Care	142,834,124	142,834,124	—	—
Industrials	94,655,850	94,655,850	—	—
Information Technology	381,285,522	378,382,227	2,903,295	—
Materials	40,953,863	40,953,863	—	—
Telecommunication Services	15,483,401	15,483,401	—	—
Securities Lending Collateral	75,221,749	75,221,749	—	—
Total Investments in Securities	$1,212,100,602	$1,181,430,725	$30,669,877	—

Capital Appreciation Value Trust
Common Stocks
Consumer Discretionary	$30,173,913	$30,173,913	—	—
Consumer Staples	37,493,473	37,493,473	—	—
Energy	28,248,307	28,248,307	—	—
Financials	39,456,695	36,451,317	$3,005,378	—
Health Care	29,020,792	29,020,792	—	—
Industrials	33,277,712	28,885,581	4,392,131	—
Information Technology	38,640,777	38,640,777	—	—
Materials	4,692,978	4,692,978	—	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-11	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Appreciation Value Trust (continued)
Telecommunication Services	$6,156,360	$6,156,360	—	—
Utilities	1,057,120	1,057,120	—	—
Preferred Securities
Consumer Discretionary	2,841,212	2,841,212	—	—
Consumer Staples	433,250	—	$433,250	—
Financials	1,866,394	1,866,394	—	—
Utilities	719,321	719,321	—	—
Corporate Bonds	18,678,251	—	18,678,251	—
Convertible Bonds	8,028,269	—	8,028,269	—
Term Loans	32,546,801	—	32,546,801	—
Securities Lending Collateral	15,562,601	15,562,601	—	—
Short-Term Investments	31,924,344	29,929,344	1,995,000	—
Total Investments in Securities	$360,818,570	$291,739,490	$69,079,080	—
Other Financial Instruments:
Futures	$492,727	$492,727	—	—
Forward Foreign Currency Contracts	($26,788)	—	($26,788)	—
Written Options	($660,204)	($660,204)	—	—

Core Allocation Plus Trust
Common Stocks
Consumer Discretionary	$22,386,458	$15,521,832	$6,864,626	—
Consumer Staples	10,289,939	9,107,740	1,182,199	—
Energy	14,107,124	12,624,477	1,482,647	—
Financials	18,646,126	14,527,337	4,118,789	—
Health Care	17,975,385	16,199,529	1,775,856	—
Industrials	19,294,976	14,168,968	5,126,008	—
Information Technology	31,531,591	28,457,394	3,074,197	—
Materials	6,653,217	4,517,576	2,135,641	—
Telecommunication Services	4,938,619	2,846,299	2,092,320	—
Utilities	3,614,706	3,253,697	361,009	—
U.S. Government & Agency Obligations	27,658,707	—	27,658,707	—
Foreign Government Obligations	705,425	—	705,425	—
Corporate Bonds	38,399,458	—	38,399,458	—
Municipal Bonds	2,484,600	—	2,484,600	—
Capital Preferred Securities
Financials	152,965	—	152,965	—
Collateralized Mortgage Obligations	7,506,338	—	7,506,338	—
Asset Backed Securities	639,413	—	639,413	—
Investment Companies	224,349	224,349	—	—
Securities Lending Collateral	16,051,678	16,051,678	—	—
Short-Term Investments	47,600,000	—	47,600,000	—
Total Investments in Securities	$290,861,074	$137,500,876	$153,360,198	—
Other Financial Instruments:
Futures	$492,727	$492,727	—	—
Forward Foreign Currency Contracts	($26,788)	—	($26,788)	—

Disciplined Diversification Trust
Common Stocks
Australia	$6,204,431	$728,207	$5,476,224	—
Austria	453,367	—	453,367	—
Bahamas	9,136	9,136	—	—
Belgium	838,261	52,752	785,509	—
Bermuda	1,396,849	1,231,420	165,429	—
Brazil	3,242,301	3,242,301	—	—
Canada	8,684,757	8,684,757	—	—
Cayman Islands	268,695	245,728	22,967	—
Chile	584,542	584,542	—	—
China	2,911,333	337,635	2,573,698	—
Colombia	73,917	73,917	—	—
Cyprus	32,125	13,709	18,416	—
Czech Republic	86,299	—	86,299	—
Denmark	749,351	201,708	547,643	—
Egypt	21,183	21,183	—	—
Finland	1,116,022	51,360	1,064,662	—
France	6,505,823	492,223	6,013,600	—
Germany	6,061,926	1,041,350	5,020,576	—
Gibraltar	18,901	—	18,901	—
Greece	294,450	28,930	265,520	—
Guernsey, C.I.	88,131	88,131	—	—
Hong Kong	3,666,353	466,881	3,199,472	—
Hungary	212,830	20,800	192,030	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-11	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Disciplined Diversification Trust (continued)
India	$2,391,437	$349,212	$2,039,246	$2,979
Indonesia	829,107	41,876	787,231	—
Ireland	1,105,357	900,061	205,296	—
Israel	526,388	275,778	250,610	—
Italy	2,018,696	274,365	1,744,331	—
Japan	15,467,371	1,117,163	14,350,208	—
Jersey, C.I.	91,286	85,022	6,264	—
Luxembourg	341,048	99,197	241,851	—
Macau	41,642	—	41,642	—
Malaysia	1,051,032	—	1,051,032	—
Marshall Islands	4,512	4,512	—	—
Mexico	1,372,995	1,340,087	32,908	—
Netherlands	3,640,129	1,720,913	1,919,195	21
Netherlands Antilles	12,741	12,741	—	—
New Zealand	215,602	—	215,602	—
Norway	720,380	$122,160	598,220	—
Papua New Guinea	47,201	—	47,201	—
Peru	117,324	98,106	19,218	—
Philippines	223,630	10,808	212,822	—
Poland	464,662	—	464,662	—
Portugal	258,168	—	258,168	—
Puerto Rico	50,240	50,240	—	—
Russia	1,047,167	311,185	735,982	—
Singapore	1,424,720	—	1,424,720	—
South Africa	1,992,135	353,599	1,638,536	—
South Korea	4,197,206	465,079	3,732,127	—
Spain	2,458,507	766,101	1,692,406	—
Sweden	2,490,018	35,950	2,454,068	—
Switzerland	6,267,169	1,224,765	5,042,404	—
Taiwan	3,336,434	109,733	3,226,701	—
Thailand	518,363	—	518,363	—
Turkey	460,736	23,035	437,701	—
Ukraine	7,222	—	7,222	—
United Arab Emirates	48,138	—	48,138	—
United Kingdom	15,132,502	6,866,696	8,265,806	—
United States	146,591,154	146,563,077	28,077	—
Virgin Islands	31,504	31,504	—	—
Preferred Securities
Brazil	556,641	556,641	—	—
Chile	20,541	20,541	—	—
Germany	81,702	—	81,702	—
U.S. Government & Agency Obligations	107,416,663	—	107,416,663	—
Rights	14,041	13,262	779	—
Warrants	106	106	—	—
Securities Lending Collateral	22,226,704	22,226,704	—	—
Short-Term Investments	776,910	776,910	—	—
Total Investments in Securities	$391,608,214	$204,463,799	$187,141,415	$3,000

Emerging Markets Value Trust
Common Stocks
Bermuda	$346,393	$346,393	—	—
Brazil	114,716,454	114,716,454	—	—
Chile	24,314,658	24,314,658	—	—
China	92,254,716	13,422,085	$78,603,286	$229,345
Czech Republic	2,854,153	—	2,854,153	—
Hong Kong	56,731,352	3,322,476	53,408,876	—
Hungary	664,536	—	664,536	—
India	94,550,803	29,225,445	65,307,373	17,985
Indonesia	22,602,098	—	22,482,457	119,641
Israel	257,199	—	5	257,194
Luxembourg	148,398	—	148,398	—
Malaysia	44,159,695	—	44,159,695	—
Mexico	68,586,217	68,586,217	—	—
Philippines	5,645,533	—	5,645,533	—
Poland	20,437,133	—	20,437,133	—
Russia	54,404,982	3,197,102	51,207,880	—
South Africa	92,841,572	20,492,876	72,348,696	—
South Korea	160,112,252	45,474,106	114,570,161	67,985
Taiwan	138,266,796	6,222,685	132,039,601	4,510
Thailand	21,517,139	—	21,517,139	—
Turkey	24,148,922	—	24,148,922	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-11	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Emerging Markets Value Trust (continued)
Preferred Securities
Brazil	$29,794,519	$29,794,519	—	—
India	45,054	—	$45,054	—
Malaysia	136,896	—	136,896	—
Rights	119,786	—	119,786	—
Warrants	1,130	—	1,130	—
Securities Lending Collateral	43,551,573	43,551,573	—	—
Short-Term Investments	2,011,205	2,011,205	—	—
Total Investments in Securities	$1,115,221,164	$404,677,794	$709,846,710	$696,660

Equity-Income Trust
Common Stocks
Consumer Discretionary	$290,256,116	$283,549,826	$6,706,290	—
Consumer Staples	162,811,340	162,811,340	—	—
Energy	284,270,191	284,270,191	—	—
Financials	416,261,211	416,261,211	—	—
Health Care	119,208,487	119,208,487	—	—
Industrials	252,587,156	252,587,156	—	—
Information Technology	147,363,122	147,363,122	—	—
Materials	124,525,817	124,525,817	—	—
Telecommunication Services	89,918,972	73,346,936	16,572,036	—
Utilities	169,392,076	169,392,076	—	—
Preferred Securities
Consumer Discretionary	15,326,293	15,326,293	—	—
Securities Lending Collateral	101,281,867	101,281,867	—	—
Short-Term Investments	86,111,759	86,111,759	—	—
Total Investments in Securities	$2,259,314,407	$2,236,036,081	$23,278,326	—

Financial Services Trust
Common Stocks
Consumer Discretionary	$2,177,201	$2,177,201	—	—
Consumer Staples	3,412,265	3,412,265	—	—
Energy	8,572,509	8,572,509	—	—
Financials	136,670,365	100,004,402	$20,585,174	$16,080,789
Industrials	6,766,865	6,766,865	—	—
Information Technology	5,412,207	5,412,207	—	—
Materials	1,454,922	1,454,922	—	—
Securities Lending Collateral	8,468,184	8,468,184	—	—
Short-Term Investments	1,237,000	—	1,237,000	—
Total Investments in Securities	$174,171,518	$136,268,555	$21,822,174	$16,080,789

Fundamental All Cap Core Trust (formerly Optimized All Cap Trust)
Common Stocks
Consumer Discretionary	$286,567,008	$286,567,008	—	—
Consumer Staples	112,355,406	95,681,790	$16,673,616	—
Energy	119,861,737	119,861,737	—	—
Financials	223,510,758	223,510,758	—	—
Health Care	175,870,629	175,870,629	—	—
Industrials	123,262,150	123,262,150	—	—
Information Technology	288,805,415	288,805,415	—	—
Materials	26,372,338	26,372,338	—	—
Short-Term Investments	4,750,000	—	4,750,000	—
Total Investments in Securities	$1,361,355,441	$1,339,931,825	$21,423,616	—

Fundamental Value Trust
Common Stocks
Consumer Discretionary	$99,323,636	$95,960,831	$3,362,805	—
Consumer Staples	277,376,054	252,521,780	24,854,274	—
Energy	258,693,072	246,728,937	11,964,135	—
Financials	486,607,217	435,575,140	51,032,077	—
Health Care	207,825,237	190,526,517	17,298,720	—
Industrials	96,832,875	54,733,731	42,099,144	—
Information Technology	104,376,622	104,376,622	—	—
Materials	113,233,091	88,329,178	24,903,913	—
Telecommunication Services	4,960,193	4,960,193	—	—
Convertible Bonds
Materials	1,524,727	—	1,524,727	—
Commercial Paper	64,072,277	—	64,072,277	—
Securities Lending Collateral	114,214,576	114,214,576	—	—
Total Investments in Securities	$1,829,039,577	$1,587,927,505	$241,112,072	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-11	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Trust
Common Stocks
Austria	$3,733,151	—	$3,733,151	—
Bermuda	4,216,586	$4,216,586	—	—
Brazil	6,181,412	6,181,412	—	—
China	3,471,468	3,471,468	—	—
France	54,232,660	—	54,232,660	—
Germany	35,924,523	—	35,924,523	—
Hong Kong	13,531,778	—	13,531,778	—
India	4,100,774	4,100,774	—	—
Ireland	20,094,642	12,820,334	7,274,308	—
Italy	14,572,078	—	14,572,078	—
Japan	31,019,276	—	31,019,276	—
Netherlands	40,066,454	—	40,066,454	—
Norway	4,417,948	—	4,417,948	—
Russia	4,693,496	2,581,170	2,112,326	—
Singapore	19,753,502	3,995,551	15,757,951	—
South Korea	17,795,516	6,735,402	11,060,114	—
Spain	9,355,732	—	9,355,732	—
Sweden	6,142,122	—	6,142,122	—
Switzerland	65,402,497	20,456,340	44,946,157	—
Taiwan	8,300,316	—	8,300,316	—
Turkey	5,179,488	5,179,488	—	—
United Kingdom	80,688,863	—	80,688,863	—
United States	227,218,667	227,218,667	—	—
Securities Lending Collateral	21,523,332	21,523,332	—	—
Short-Term Investments	9,600,000	—	9,600,000	—
Total Investments in Securities	$711,216,281	$318,480,524	$392,735,757	—

Health Sciences Trust
Common Stocks
Consumer Staples	$1,386,561	$1,386,561	—	—
Health Care	163,788,527	151,435,954	$12,352,573	—
Information Technology	2,776,149	2,776,149	—	—
Materials	1,349,244	1,349,244	—	—
Total Common Stocks	169,300,481	156,947,908	12,352,573	—
Preferred Securities
Health Care	113,098	—	113,098	—
Convertible Bonds
Health Care	55,770	—	55,770	—
Warrants	71,395	—	71,395	—
Short-Term Investments	2,738,063	2,738,063	—	—
Total Investments in Securities	$172,278,807	$159,685,971	$12,592,836	—
Other Financial Instruments:
Written Options	($2,718,996)	($2,718,996)	—	—

Heritage Trust
Common Stocks
Consumer Discretionary	$30,140,754	$30,140,754	—	—
Consumer Staples	9,339,569	9,339,569	—	—
Energy	13,242,811	13,242,811	—	—
Financials	6,082,105	6,082,105	—	—
Health Care	20,490,068	19,737,603	$752,465	—
Industrials	24,793,515	24,793,515	—	—
Information Technology	30,479,207	29,632,754	846,453	—
Materials	7,635,952	7,635,952	—	—
Telecommunication Services	2,168,717	2,168,717	—	—
Utilities	1,106,560	1,106,560	—	—
Securities Lending Collateral	18,209,282	18,209,282	—	—
Total Investments in Securities	$163,688,540	$162,089,622	$1,598,918	—
Other Financial Instruments:
Forward Foreign Currency Contracts	($11,846)	—	($11,846)	—

International Core Trust
Common Stocks
Australia	$39,045,433	—	$39,045,433	—
Austria	5,283,634	—	5,283,634	—
Belgium	6,058,274	—	6,058,274	—
Bermuda	275,406	—	275,406	—
Canada	19,907,152	$19,907,152	—	—
Denmark	10,475,181	—	10,475,181	—
Finland	7,086,728	—	7,086,728	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-11	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Core Trust (continued)
France	$98,517,957	—	$98,517,957	—
Germany	63,279,759	—	63,279,759	—
Greece	3,497,346	—	3,497,346	—
Hong Kong	12,853,402	—	12,853,402	—
Ireland	7,550,193	—	7,550,193	—
Israel	2,587,786	—	2,587,786	—
Italy	47,429,158	—	47,429,155	$3
Japan	187,781,507	—	187,780,725	782
Netherlands	34,922,886	—	34,922,886	—
New Zealand	3,727,891	—	3,727,891	—
Portugal	497,393	—	497,393	—
Singapore	16,871,453	—	16,871,453	—
Spain	25,889,417	—	25,889,417	—
Sweden	19,600,301	—	19,600,301	—
Switzerland	43,137,926	—	43,137,926	—
United Kingdom	133,353,624	—	133,353,624	—
Preferred Securities
Germany	11,210,642	—	11,210,642	—
Rights	249,148	$249,148	—	—
Securities Lending Collateral	32,583,175	32,583,175	—	—
Short-Term Investments	15,354,082	15,354,082	—	—
Total Investments in Securities	$849,026,854	$68,093,557	$780,932,512	$785
Other Financial Instruments:
Futures	$516,006	$516,006	—	—
Forward Foreign Currency Contracts	($592,892)	—	($592,892)	—

International Growth Stock Trust
Common Stocks
Australia	$12,290,242	—	$12,290,242	—
Belgium	2,869,045	—	2,869,045	—
Brazil	4,324,114	$4,324,114	—	—
Canada	11,200,161	11,200,161	—	—
China	2,767,981	—	2,767,981	—
Denmark	3,113,645	—	3,113,645	—
France	13,470,001	—	13,470,001	—
Germany	10,409,515	—	10,409,515	—
Hong Kong	2,795,740	—	2,795,740	—
India	2,245,804	2,245,804	—	—
Ireland	4,308,471	—	4,308,471	—
Israel	3,050,976	3,050,976	—	—
Japan	18,440,870	—	18,440,870	—
Mexico	5,540,426	5,540,426	—	—
Netherlands	7,007,032	672,133	6,334,899	—
Russia	2,112,458	—	2,112,458	—
Singapore	5,031,890	—	5,031,890	—
South Korea	5,419,648	—	5,419,648	—
Sweden	6,769,079	—	6,769,079	—
Switzerland	16,474,765	—	16,474,765	—
Taiwan	3,756,488	—	3,756,488	—
Turkey	1,183,097	—	1,183,097	—
United Kingdom	27,804,614	—	27,804,614	—
Short-Term Investments	13,245,106	13,245,106	—	—
Total Investments in Securities	$185,631,168	$40,278,720	$145,352,448	—

International Opportunities Trust
Common Stocks
Argentina	$9,186,896	$9,186,896	—	—
Belgium	7,187,138	—	$7,187,138	—
Brazil	29,248,902	29,248,902	—	—
Canada	24,624,279	24,624,279	—	—
China	21,035,572	15,739,209	5,296,363	—
Denmark	15,247,939	—	15,247,939	—
France	23,635,137	—	23,635,137	—
Germany	39,654,971	—	39,654,971	—
Hong Kong	34,794,386	—	34,794,386	—
India	7,910,875	7,910,875	—	—
Ireland	788,464	—	788,464	—
Japan	75,238,346	—	75,238,346	—
Luxembourg	8,148,214	8,148,214	—	—
Netherlands	30,710,010	18,493,359	12,216,651	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-11	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Opportunities Trust (continued)
Singapore	$9,562,614	—	$9,562,614	—
Spain	15,298,995	—	15,298,995	—
Switzerland	52,347,154	—	52,347,154	—
Taiwan	9,340,076	$9,340,076	—	—
United Kingdom	42,143,362	—	42,143,362	—
United States	10,645,724	10,645,724	—	—
Rights	57,361	57,361	—	—
Short-Term Investments	16,905,787	16,905,787	—	—
Total Investments in Securities	$483,712,202	$150,300,682	$333,411,520	—
Other Financial Instruments:
Forward Foreign Currency Contracts	($2,362,834)	—	($2,362,834)	—

International Small Company Trust
Common Stocks
Australia	$10,448,109	$222,231	$10,222,631	$3,247
Austria	1,035,408	—	1,035,408	—
Belgium	1,750,094	—	1,750,094	—
Bermuda	820,244	195,926	624,318	—
Canada	14,926,622	14,893,502	33,096	24
Cayman Islands	8,096	—	8,096	—
China	122,076	—	122,076	—
Cyprus	105,824	—	105,824	—
Denmark	1,196,031	—	1,196,031	—
Finland	3,543,005	—	3,543,005	—
France	5,723,464	—	5,723,464	—
Germany	7,169,857	—	7,169,857	—
Gibraltar	178,900	—	178,900	—
Greece	1,253,252	—	1,253,252	—
Hong Kong	3,439,596	—	3,381,652	57,944
Ireland	1,262,961	—	1,262,961	—
Israel	945,176	126,242	818,934	—
Italy	3,855,465	—	3,855,465	—
Japan	27,675,826	—	27,675,826	—
Jersey, C.I.	2,470	—	2,470	—
Liechtenstein	186,701	—	186,701	—
Luxembourg	130,670	—	130,670	—
Malaysia	39,091	—	39,091	—
Netherlands	2,513,880	—	2,513,880	—
New Zealand	922,462	—	922,462	—
Norway	1,428,935	—	1,428,935	—
Papua New Guinea	15,396	—	15,396	—
Peru	122,399	—	122,399	—
Portugal	497,347	—	497,347	—
Singapore	1,744,575	—	1,744,575	—
South Africa	77,383	77,383	—	—
Spain	2,679,264	—	2,679,264	—
Sweden	3,622,723	—	3,622,723	—
Switzerland	6,871,628	—	6,871,628	—
Taiwan	—	—	—	—
United Arab Emirates	205,667	—	205,667	—
United Kingdom	22,516,935	—	22,516,935	—
United States	519,093	519,093	—	—
Convertible Bonds
Spain	7,384	—	7,384	—
Short-Term Investments	273,069	273,069	—	—
Total Investments in Securities	$133,271,369	$19,737,673	$113,472,481	$61,215

International Value Trust
Common Stocks
Australia	$10,703,139	—	$10,703,139	—
Austria	9,374,398	—	9,374,398	—
Bermuda	5,300,762	$5,300,762	—	—
Brazil	4,350,950	4,350,950	—	—
Canada	11,277,394	11,277,394	—	—
China	9,800,924	—	9,800,924	—
Denmark	12,998,951	—	12,998,951	—
France	120,804,827	—	120,804,827	—
Germany	75,443,653	—	75,443,653	—
Hong Kong	8,933,984	—	8,933,984	—
India	4,256,253	—	4,256,253	—
Ireland	16,672,759	7,366,850	9,305,909	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-11	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Value Trust (continued)
Italy	$23,415,449	—	$23,415,449	—
Japan	86,605,193	—	86,605,193	—
Netherlands	88,892,842	—	88,892,842	—
Norway	45,498,013	—	45,498,013	—
Russia	16,159,674	$16,092,300	67,374	—
Singapore	37,354,830	13,750,484	23,604,346	—
South Korea	63,750,722	22,953,703	40,797,019	—
Spain	31,438,750	—	31,438,750	—
Sweden	9,442,916	—	9,442,916	—
Switzerland	104,045,962	2,516,430	101,529,532	—
Taiwan	65,239,346	—	65,239,346	—
United Kingdom	193,064,640	—	193,064,640	—
Securities Lending Collateral	20,660,412	20,660,412	—	—
Short-Term Investments	24,700,000	—	24,700,000	—
Total Investments in Securities	$1,100,186,743	$104,269,285	$995,917,458	—

Mid Cap Stock Trust
Common Stocks
Consumer Discretionary	$210,399,872	$199,464,712	$10,935,160	—
Consumer Staples	48,050,959	48,050,959	—	—
Energy	74,958,605	61,135,347	13,823,258	—
Financials	14,155,714	8,406,030	5,749,684	—
Health Care	118,707,281	118,707,281	—	—
Industrials	120,450,357	110,857,519	9,592,838	—
Information Technology	218,930,566	215,257,054	3,673,512	—
Materials	27,045,507	27,045,507	—	—
Telecommunication Services	3,152,872	3,152,872	—	—
Securities Lending Collateral	145,734,263	145,734,263	—	—
Short-Term Investments	10,200,000	—	10,200,000	—
Total Investments in Securities	$991,785,996	$937,811,544	$53,974,452	—

Mid Cap Value Equity Trust
Common Stocks
Consumer Discretionary	$18,255,260	$18,255,260	—	—
Consumer Staples	4,494,045	4,494,045	—	—
Energy	14,234,524	14,234,524	—	—
Financials	22,801,778	22,801,778	—	—
Health Care	15,642,758	15,642,758	—	—
Industrials	23,572,658	23,572,658	—	—
Information Technology	10,697,214	10,697,214	—	—
Materials	11,468,114	11,468,114	—	—
Telecommunication Services	3,440,100	3,440,100	—	—
Utilities	8,622,752	8,622,752	—	—
Total Common Stocks	133,229,204	133,229,204	—	—
Convertible Bonds
Materials	230,670	—	$230,670	—
Securities Lending Collateral	20,468,094	20,468,094	—	—
Short-Term Investments	6,995,000	—	6,995,000	—
Total Investments in Securities	$160,922,967	$153,697,297	$7,225,670	—

Mid Value Trust
Common Stocks
Consumer Discretionary	$121,941,999	$119,089,121	$2,852,878	—
Consumer Staples	59,471,576	59,471,576	—	—
Energy	73,666,830	73,666,830	—	—
Financials	184,255,041	184,255,041	—	—
Health Care	49,414,713	49,414,713	—	—
Industrials	73,523,827	73,523,827	—	—
Information Technology	56,651,088	56,651,088	—	—
Materials	53,759,038	53,759,038	—	—
Telecommunication Services	10,629,595	10,629,595	—	—
Utilities	73,461,668	73,461,668	—	—
Preferred Securities
Financials	1,244,608	—	1,244,608	—
Utilities	838,500	838,500	—	—
Convertible Bonds
Financials	1,399,881	—	1,399,881	—
Industrials	2,834,894	—	2,834,894	—
Telecommunication Services	5,171,400	—	5,171,400	—
Securities Lending Collateral	167,597,452	167,597,452	—	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-11	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mid Value Trust (continued)
Short-Term Investments	$45,397,110	$45,397,110	—	—
Total Investments in Securities	$981,259,220	$967,755,559	$13,503,661	—

Mutual Shares Trust
Common Stocks
Australia	$2,295,065	—	$2,283,589	$11,476
Canada	2,810,342	$2,810,342	—	—
Denmark	7,351,306	—	7,351,306	—
France	16,460,163	—	16,460,163	—
Germany	32,439,117	—	32,439,117	—
Israel	2,464,524	2,464,524	—	—
Japan	3,646,270	—	3,646,270	—
Netherlands	14,997,534	—	14,997,534	—
Norway	3,191,558	—	3,191,558	—
Spain	6,657,000	—	6,657,000	—
Switzerland	44,083,198	19,452,560	24,630,638	—
United Kingdom	59,390,515	2,367,479	54,370,088	2,652,948
United States	392,313,488	390,810,647	1,199,906	302,935
Corporate Bonds
Canada	1,297,653	—	1,297,653	—
United States	2,130,405	—	2,130,405	—
Term Loans	18,102,322	—	18,102,322	—
Rights	219,300	219,300	—	—
Securities Lending Collateral	42,622,105	42,622,105	—	—
Short-Term Investments	39,128,089	—	39,128,089	—
Total Investments in Securities	$691,599,954	$460,746,957	$227,885,638	$2,967,359
Other Financial Instruments:
Forward Foreign Currency Contracts	($316,930)	—	($316,930)	—

Natural Resources Trust
Common Stocks
Energy	$154,193,505	$124,211,263	$29,982,242	—
Industrials	4,777,484	—	4,777,484	—
Materials	108,773,008	43,943,768	64,829,240	—
Utilities	1,990,284	—	1,990,284	—
Securities Lending Collateral	26,009,465	26,009,465	—	—
Short-Term Investments	4,500,000	—	4,500,000	—
Total Investments in Securities	$303,389,181	$194,164,496	$109,224,685	—

Science & Technology Trust
Common Stocks
Consumer Discretionary	$31,066,656	$31,066,656	—	—
Health Care	7,731,794	7,731,794	—	—
Industrials	4,849,481	4,686,806	$162,675	—
Information Technology	376,583,232	341,762,154	32,928,208	$1,892,870
Materials	3,261,160	3,101,164	159,996	—
Telecommunication Services	1,216,525	—	1,216,525	—
Preferred Securities
Information Technology	2,585,787	—	471,099	2,114,688
Securities Lending Collateral	20,974,735	20,974,735	—	—
Short-Term Investments	18,251,280	5,618,280	12,633,000	—
Total Investments in Securities	$466,520,650	$414,941,589	$47,571,503	$4,007,558

Small Cap Growth Trust
Common Stocks
Consumer Discretionary	$81,618,971	$77,334,904	$4,284,067	—
Consumer Staples	16,642,981	16,642,981	—	—
Energy	27,276,780	27,276,780	—	—
Financials	11,770,412	8,421,604	3,348,808	—
Health Care	85,109,669	85,109,669	—	—
Industrials	93,851,471	93,851,471	—	—
Information Technology	128,114,805	128,114,805	—	—
Materials	8,547,857	8,547,857	—	—
Telecommunication Services	$2,736,053	$2,736,053	—	—
Securities Lending Collateral	86,347,865	86,347,865	—	—
Short-Term Investments	12,900,000	—	$12,900,000	—
Total Investments in Securities	$554,916,864	$534,383,989	$20,532,875	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-11	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small Cap Opportunities Trust
Common Stocks
Consumer Discretionary	$29,097,233	$29,097,233	—	—
Consumer Staples	7,752,488	7,744,826	—	$7,662
Energy	17,498,840	17,498,840	—	—
Financials	32,203,990	32,203,990	—	—
Health Care	19,655,671	19,655,671	—	—
Industrials	29,241,149	29,241,149	—	—
Information Technology	25,998,277	25,998,277	—	—
Materials	13,921,410	13,921,410	—	—
Telecommunication Services	1,439,310	1,439,310	—	—
Utilities	1,091,171	1,091,171	—	—
Securities Lending Collateral	20,170,041	20,170,041	—	—
Short-Term Investments	2,538,358	2,538,358	—	—
Total Investments in Securities	$200,607,938	$200,600,276	—	$7,662

Small Company Value Trust
Common Stocks
Consumer Discretionary	$47,503,286	$47,503,286	—	—
Consumer Staples	3,604,796	3,604,796	—	—
Energy	26,982,790	26,982,790	—	—
Financials	84,437,348	84,437,348	—	—
Health Care	24,237,378	24,237,378	—	—
Industrials	106,037,703	106,037,703	—	—
Information Technology	42,924,853	42,924,853	—	—
Materials	44,644,559	44,644,559	—	—
Telecommunication Services	1,720,488	1,720,488	—	—
Utilities	17,647,836	17,647,836	—	—
Preferred Securities
Financials	5,497,763	—	$5,497,763	—
Securities Lending Collateral	111,194,257	111,194,257	—	—
Short-Term Investments	7,463,805	7,463,805	—	—
Total Investments in Securities	$525,924,385	$520,426,622	$5,497,763	—

Smaller Company Growth Trust
Common Stocks
Consumer Discretionary	$31,315,193	$31,311,318	—	$3,875
Consumer Staples	3,795,967	3,795,967	—	—
Energy	19,634,590	19,634,590	—	—
Financials	13,313,181	13,313,181	—	—
Health Care	39,191,600	39,190,871	—	729
Industrials	56,650,466	56,650,466	—	—
Information Technology	64,179,803	64,179,803	—	—
Materials	7,005,252	7,005,252	—	—
Telecommunication Services	9,792,638	9,792,638	—	—
Utilities	562,898	562,898	—	—
Corporate Bonds
Financials	267	—	$267	—
Investment Companies
Financials	1,015,843	1,015,843	—	—
Securities Lending Collateral	37,416,779	37,416,779	—	—
Short-Term Investments	4,720,691	631,691	4,089,000	—
Total Investments in Securities	$288,595,168	$284,501,297	$4,089,267	$4,604
Other Financial Instruments:
Futures	$27,909	$27,909	—	—

Utilities Trust
Common Stocks
Consumer Discretionary	$16,506,569	$15,989,483	$517,086	—
Energy	28,628,871	28,628,871	—	—
Financials	799,013	—	799,013	—
Telecommunication Services	41,164,784	24,410,647	16,754,137	—
Utilities	98,583,741	71,501,652	27,082,089	—
Preferred Securities
Utilities	8,862,177	8,862,177	—	—
Corporate Bonds
Utilities	590,425	—	590,425	—
Convertible Bonds
Consumer Discretionary	1,266,435	—	1,266,435	—
Telecommunication Services	705,458	—	705,458	—
Securities Lending Collateral	34,161,955	34,161,955	—	—
Total Investments in Securities	$231,269,428	$183,554,785	$47,714,643	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-11	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Utilities Trust (continued)
Other Financial Instruments:
Forward Foreign Currency Contracts	($224,776)	—	($224,776)	—

Value & Restructuring Trust
Common Stocks
Consumer Discretionary	$14,673,002	$14,673,002	—	—
Consumer Staples	17,918,227	17,918,227	—	—
Energy	74,188,616	74,188,616	—	—
Financials	44,015,713	41,291,281	$2,724,432	—
Health Care	20,099,211	20,099,211	—	—
Industrials	62,934,899	62,934,899	—	—
Information Technology	27,971,655	27,971,655	—	—
Materials	51,191,358	43,575,197	7,616,161	—
Telecommunication Services	14,730,492	14,730,492	—	—
Preferred Securities
Energy	725,120	725,120	—	—
Financials	4,143,362	2,755,800	1,387,562	—
Convertible Bonds
Financials	741,705	—	741,705	—
Warrants	613,627	613,627	—	—
Securities Lending Collateral	27,191,396	27,191,396	—	—
Short-Term Investments	262,000	—	262,000	—
Total Investments in Securities	$361,400,383	$348,668,523	$12,731,860	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six months ended June 30, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

Financial Services Trust
Financials
Balance as of 12/31/10	$11,733,964
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	4,346,825
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 6/30/11	$16,080,789
Change in unrealized at period end*	$4,346,825

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

In order to value the securities, the Portfolios use the following valuation techniques. Equity securities, including exchange-traded funds, held by the Portfolios are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Portfolios in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Investments by the Portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Trust’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Portfolios may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

New accounting pronouncement.  In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Portfolios’ financial statements.

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Repurchase agreements.  The Portfolios may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Portfolio’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Portfolios.

When-issued/delayed delivery securities.  The Portfolios may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (TBA Sale Commitments Outstanding). At the time that the Portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Portfolio’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Portfolio until payment takes place. At the time that the Portfolio enters into this type of transaction, the Portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Term loans (Floating rate loans).  The Portfolios may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Portfolio’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Portfolio’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Portfolio’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Portfolio may have limited rights to enforce the terms of an underlying loan.

At June 30, 2011, Mutual Shares Trust had $302,928 in unfunded loan commitments outstanding.

Security transactions and related investment income.  Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Portfolio becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Capital commitments.  Financial Services Trust and Health Sciences Trust may enter into agreements relating to certain capital commitments and may be obligated to perform under such agreements at a future date. Capital commitments are monitored for impairment and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and the Statement of Operations. At June 30, 2011, the Portfolios had unfunded commitments of $2,854,206 and $169,652, respectively. In addition, there was no unrealized appreciation (depreciation) associated with these commitments.

Inflation indexed bonds.  Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted to a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities reduce interest income to the extent of income recorded in the current fiscal period. Excess amounts are recorded as an adjustment to cost.

Real estate investment trusts.  From time to time, the Portfolio may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Such estimates are revised when the actual composition of such distribution becomes available. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

Securities lending.  The Portfolios may lend its securities to earn additional income. They receive and maintain cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Portfolios will invest collateral in JHCIT and as a result, the Portfolios will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Portfolios could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Portfolios may receive compensation for lending securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Foreign currency translation.  Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Portfolios that invest internationally generally carry more risk than Portfolios that invest strictly in U.S. securities. Portfolios investing in a single country or in a limited geographic region tend to be riskier than Portfolios that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

The Portfolios may be subject to capital gains and repatriation taxes as imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Stripped securities.  Stripped mortgage backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Portfolio may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Line of credit.  The Portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Portfolio to make properly authorized payments. The Portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Portfolio property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, effective March 30, 2011, the Portfolios and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $200 million unsecured committed line of credit. Prior to March 30, 2011, the Portfolios had a similar agreement with State Street Bank and Trust Company. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the six months ended June 30, 2011, the Portfolios had no borrowings under the lines of credit.

Expenses.  The majority of expenses are directly attributable to an individual Portfolio. Expenses that are not readily attributable to a specific Portfolio are allocated among all Portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the Portfolio’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations.  Income, common expenses and realized and unrealized gains (losses) are determined at the Portfolio level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the NAV of the class and the applicable specific expense rates.

Federal income taxes.  The Portfolios intend to continue to qualify as regulated investment companies by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, certain Portfolios have a capital loss carryforward available to offset future net realized capital gains. The following table details the capital loss carryforward available as of December 31, 2010.

	CAPITAL LOSS CARRYFORWARD EXPIRING AT DECEMBER 31
PORTFOLIO	2011	2012	2013	2014	2015	2016	2017	2018
All Cap Core Trust	—	—	—	—	—	$200,514,392	$212,244,607	—
All Cap Value Trust	—	—	—	—	—	—	2,132,990	—
American Asset Allocation Trust	—	—	—	—	—	—	—	$30,632,576
American Blue Chip Income and Growth Trust	—	—	—	—	—	—	2,978	5,902
American Bond Trust	—	—	—	—	—	8,026,754	11,163,516	6,840,017
American Fundamental Holdings Trust	—	—	—	—	—	—	7,730,915	15,261,096
American Global Diversification Trust	—	—	—	—	—	—	8,133,082	14,199,916
American Global Growth Trust	—	—	—	—	—	—	4,448,646	4,007,941
American Global Small Capitalization Trust	—	—	—	—	—	—	—	5,869,264
American Growth Trust	—	—	—	—	—	—	19,048,054	13,715,715
American Growth-Income Trust	—	—	—	—	—	—	6,761,535	22,058,724
American High-Income Bond Trust	—	—	—	—	—	880,337	28,725	—
American International Trust	—	—	—	—	—	—	3,108,508	6,927,959
American New World Trust	—	—	—	—	—	—	842,630	364,550
Blue Chip Growth Trust	—	—	—	—	—	137,551,897	342,278,083	—
Capital Appreciation Trust	—	—	—	—	—	187,194,826	57,485,023	—
Core Diversified Growth & Income Trust	—	—	—	—	—	—	—	6,744
Equity-Income Trust	—	—	—	—	—	16,947,815	172,887,968	—
Financial Services Trust	—	—	—	—	—	—	9,166,878	—
Franklin Templeton Founding Allocation Trust	—	—	—	—	—	—	35,829,837	43,590,851
Fundamental All Cap Core Trust (formerly Optimized All Cap Trust)	—	—	—	—	—	274,497,087	309,261,334	—
Fundamental Large Cap Value Trust (formerly Optimized Value Trust)	—	—	—	—	—	227,852,871	188,786,900	—
Fundamental Value Trust	—	—	—	—	$335,930,060	186,635,162	210,530,383	—
Global Trust	—	—	—	—	—	37,340,711	57,908,143	12,321,700
Growth Equity Trust	—	—	—	—	—	—	95,458,087	—
International Core Trust	—	—	—	—	—	—	173,957,170	20,744,500
International Opportunities Trust	—	—	—	—	—	148,313,186	143,999,317	—
International Small Company Trust	—	—	—	—	—	187,248,608	157,081,665	6,559,474
International Value Trust*	—	—	—	—	36,913,114	145,200,688	268,676,893	—
Large Cap Trust	—	—	—	—	—	61,470,554	206,027,944	—
Mid Cap Stock Trust	—	—	—	—	—	—	144,143,729	—
Mid Value Trust	—	—	—	—	—	60,742,020	—	—
Mutual Shares Trust	—	—	—	—	—	32,914,265	56,481,327	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	CAPITAL LOSS CARRYFORWARD EXPIRING AT DECEMBER 31
PORTFOLIO	2011	2012	2013	2014	2015	2016	2017	2018
Natural Resources Trust	—	—	—	—	—	—	$124,733,096	—
Real Estate Securities Trust	—	—	—	—	$50,023,673	$439,158,754	189,638,704	—
Science & Technology Trust	$83,276,818	—	—	—	—	9,259,887	36,095,921	—
Small Cap Opportunities Trust	—	—	—	—	—	23,084,955	56,849,859	—
Small Cap Value Trust	—	—	—	—	—	—	7,232,365	—
Small Company Growth Trust	—	—	—	—	—	5,136,209	52,857,967	—
Small Company Value Trust	—	—	—	—	—	—	43,286,003	—
Smaller Company Growth Trust	—	—	—	—	—	4,928,367	—	—
U.S. Equity Trust	—	—	—	—	—	112,647,993	80,106,502	—
Utilities Trust	—	—	—	—	—	763,989	35,778,557	$3,386,471
Value Trust	—	—	—	—	—	12,868,458	37,119,069	—
Value & Restructuring Trust	—	—	—	—	—	46,392,456	85,203,021	5,536,393

*	Availability of certain amount of the loss carryforwards, which were acquired in a merger, may be limited in a given year.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Portfolios will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of December 31, 2010, the Portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on June 30, 2011, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
All Cap Core Trust	$400,480,975	$33,930,943	($5,417,337)	$28,513,606
All Cap Value Trust	423,317,316	60,189,641	(3,423,953)	56,765,688
Alpha Opportunities Trust	978,287,750	90,772,103	(31,588,199)	59,183,904
American Asset Allocation Trust	1,515,541,606	273,648,445	—	273,648,445
American Blue Chip Income and Growth Trust	266,630,985	21,814,167	—	21,814,167
American Bond Trust	975,639,217	—	(16,065,550)	(16,065,550)
American Fundamental Holdings Trust	981,692,874	197,384,480	—	197,384,480
American Global Diversification Trust	779,820,215	95,111,726	—	95,111,726
American Global Growth Trust	208,894,315	—	(13,963,297)	(13,963,297)
American Global Small Capitalization Trust	105,230,906	—	(381,869)	(381,869)
American Growth Trust	1,281,883,698	29,707,872	—	29,707,872
American Growth-Income Trust	1,174,894,744	30,114,632	—	30,114,632
American High-Income Bond Trust	102,034,830	3,480,512	—	3,480,512
American International Trust	879,294,329	—	(33,986,312)	(33,986,312)
American New World Trust	96,678,034	2,510,438	—	2,510,438
Balanced Trust	119,228,175	13,414,146	(1,418,114)	11,996,032
Blue Chip Growth Trust	1,451,237,746	466,482,943	(6,315,889)	460,167,054
Capital Appreciation Trust	951,733,511	264,912,703	(4,545,612)	260,367,091
Capital Appreciation Value Trust	322,368,942	40,523,122	(2,073,494)	38,449,628
Core Allocation Trust	111,083,460	9,854,144	—	9,854,144
Core Allocation Plus Trust	274,848,480	20,019,070	(4,006,476)	16,012,594
Core Disciplined Diversification Trust	182,109,161	19,160,062	—	19,160,062
Core Diversified Growth & Income Trust	3,965,714	253,868	(7,140)	246,728
Core Fundamental Holdings Trust	263,095,083	27,328,535	(28,987)	27,299,548
Core Global Diversification Trust	321,979,642	25,244,329	(290,199)	24,954,130
Disciplined Diversification Trust	318,849,445	82,121,898	(9,363,129)	72,758,769
Emerging Markets Value Trust	888,426,827	288,105,401	(61,311,064)	226,794,337
Equity-Income Trust	1,934,846,092	400,822,713	(76,354,398)	324,468,315
Financial Services Trust	164,264,794	21,376,291	(11,469,567)	9,906,724
Franklin Templeton Founding Allocation Trust	1,451,735,064	5,272,837	(67,062,636)	(61,789,799)
Fundamental All Cap Core Trust (formerly Optimized All Cap Trust)	1,363,135,468	72,176,754	(73,956,781)	(1,780,027)
Fundamental Large Cap Value Trust (formerly Optimized Value Trust)	252,263,641	11,731,225	(8,146,330)	3,584,895
Fundamental Value Trust	1,571,794,688	309,870,385	(52,625,496)	257,244,889
Global Trust	717,904,259	89,531,461	(96,219,439)	(6,687,978)
Growth Equity Trust	443,952,791	85,795,095	(3,376,343)	82,418,752
Health Sciences Trust	141,398,543	37,560,984	(6,680,720)	30,880,264

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Portfolio	Aggregate Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Heritage Trust	$136,213,309	$28,544,364	($1,069,133)	$27,475,231
International Core Trust	806,878,075	102,639,448	(60,490,669)	42,148,779
International Growth Stock Trust	170,496,326	17,045,256	(1,910,414)	15,134,842
International Opportunities Trust	446,303,100	52,543,492	(15,134,390)	37,409,102
International Small Company Trust	139,951,808	26,718,917	(33,399,356)	(6,680,439)
International Value Trust	1,074,608,245	118,070,101	(92,491,603)	25,578,498
Large Cap Trust	176,841,943	17,448,918	(4,300,475)	13,148,443
Lifestyle Balanced PS Series	59,986	40	(192)	(152)
Lifestyle Conservative PS Series	24,988	48	(135)	(87)
Lifestyle Growth PS Series	243,076	18	(508)	(490)
Lifestyle Moderate PS Series	144,978	758	(78)	680
Mid Cap Stock Trust	872,379,567	149,552,175	(30,145,746)	119,406,429
Mid Cap Value Equity Trust	130,081,161	31,878,429	(1,036,623)	30,841,806
Mid Value Trust	834,018,987	165,401,097	(18,160,864)	147,240,233
Mutual Shares Trust	624,794,687	95,767,535	(28,962,268)	66,805,267
Natural Resources Trust	292,660,372	20,030,776	(9,301,967)	10,728,809
Real Estate Securities Trust	442,421,443	56,418,304	(508,471)	55,909,833
Science & Technology Trust	425,228,603	58,192,326	(16,900,279)	41,292,047
Small Cap Growth Trust	495,455,062	71,811,113	(12,349,311)	59,461,802
Small Cap Opportunities Trust	156,882,274	48,386,845	(4,661,181)	43,725,664
Small Cap Value Trust	621,120,975	146,792,167	(11,189,687)	135,602,480
Small Company Growth Trust	97,760,708	29,338,345	(1,430,276)	27,908,069
Small Company Value Trust	449,062,660	103,352,719	(26,490,994)	76,861,725
Smaller Company Growth Trust	246,840,586	48,760,852	(7,006,270)	41,754,582
Strategic Allocation Trust	8,304,721	21,317	(44,018)	(22,701)
U.S. Equity Trust (formerly U.S. Multi Sector Trust)	758,578,091	109,924,489	(5,091,921)	104,832,568
Utilities Trust	197,914,827	35,946,218	(2,591,617)	33,354,601
Value Trust	231,901,778	56,209,914	(3,199,401)	53,010,513
Value & Restructuring Trust	307,804,753	55,776,822	(2,181,192)	53,595,630

Distribution of income and gains.  Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Portfolios generally declare and pay dividends and capital gain distributions, if any, at least annually.

Distributions paid by the Portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Portfolios’ financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes. The final determination of tax characteristics of the Portfolios’ distributions will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sales loss deferrals, foreign currency transactions, passive foreign investment companies, derivatives transactions, partnerships, amortization and accretion on debt securities, net operating losses, expiration of capital loss carryforwards, merger-related transactions, characterization of distributions, real estate investment trusts and litigation payments.

3.  DERIVATIVE INSTRUMENTS The Portfolios may invest in derivatives in order to meet their investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Portfolios to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Portfolios will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Portfolios will succeed in enforcing them.

Futures.  A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statements of Assets and Liabilities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) is recorded by the Portfolio.

The following table summarizes the contracts held at June 30, 2011 and the range of futures contracts notional amounts held by the Portfolios during the six months ended June 30, 2011. In addition, the table details how the Portfolios used futures contracts during the six months ended June 30, 2011.

All Cap Core Trust

The Portfolio used futures contracts as a substitute for securities purchased. During the six months ended June 30, 2011, the Portfolio held futures contracts with total notional absolute values ranging from approximately $2.0 million to $4.9 million, as measured at each quarter end.

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	Open Contracts	Number of Contracts	Position	Expiration Date	Value	Unrealized Appreciation (Depreciation)
All Cap Core Trust	E-Mini S&P 500 Index Futures	30	Long	Sep 2011	$1,973,250	$77,556
	Russell 2000 Mini Index Futures	3	Long	Sep 2011	247,620	14,814
						$92,370

Core Allocation Plus Trust

The Portfolio used futures contracts to manage against anticipated changes in securities markets, manage duration of the Portfolio, manage against anticipated interest rate changes and as a substitute for securities purchased. During the six months ended June 30, 2011, the Portfolio held futures contracts with total notional absolute values ranging from approximately $33.1 million to $39.8 million, as measured at each quarter end.

PORTFOLIO	Open Contracts	Number of Contracts	Position	Expiration Date	Value	Unrealized Appreciation (Depreciation)
Core Allocation Plus Trust	German Euro BOBL Futures	16	Long	Sep 2011	$2,704,935	($9,391)
	TOPIX Index Futures	7	Long	Sep 2011	738,650	34,636
	S&P TSE 60 Index Futures	3	Long	Sep 2011	474,177	12,833
	Dow Jones Euro STOXX 50 Index Futures	26	Long	Sep 2011	1,073,807	28,964
	MSCI EAFE E-Mini Index Futures	146	Long	Sep 2011	12,526,070	278,011
	FTSE 100 Index Futures	8	Long	Sep 2011	757,858	15,453
	E-Mini S&P 500 Index Futures	50	Long	Sep 2011	3,288,750	129,124
	10-Year U.S. Treasury Note Futures	8	Long	Sep 2011	978,625	5,043
	U.K. Long Gilt Bond Futures	10	Long	Sep 2011	1,928,349	(8,995)
	5-Year U.S. Treasury Note Futures	30	Long	Sep 2011	3,575,859	11,228
	2-Year U.S. Treasury Note Futures	23	Long	Sep 2011	5,044,906	11,444
	10-Year Australian Treasury Bond Futures	4	Short	Sep 2011	(455,006)	(183)
	Ultra Long U.S. Treasury Bond Futures	2	Short	Sep 2011	(252,500)	3,670
	30-Year U.S. Treasury Bond Futures	3	Short	Sep 2011	(369,094)	2,456
	10-Year Government of Canada Bond Futures	8	Short	Sep 2011	(1,028,483)	2,765
	10-Year U.S. Treasury Note Futures	38	Short	Sep 2011	(4,648,469)	(24,331)
						$492,727

International Core Trust

The Portfolio used futures contracts as a substitute for securities purchased. During the six months ended June 30, 2011, the Portfolio held futures contracts with total notional absolute values ranging from approximately $60.5 million to $71.0 million, as measured at each quarter end.

PORTFOLIO	Open Contracts	Number of Contracts	Position	Expiration Date	Value	Unrealized Appreciation (Depreciation)
International Core Trust	DAX Index Futures	47	Long	Sep 2011	$12,594,568	$317,920
	FTSE 100 Index Futures	74	Long	Sep 2011	7,010,185	291,019
	FTSE MIB Index Futures	109	Long	Sep 2011	15,974,972	101,709
	SGX MSCI Singapore Index Futures	64	Long	Jul 2011	3,755,695	71,591
	TOPIX Index Futures	47	Long	Sep 2011	4,959,506	250,340
	ASX SPI 200 Index Futures	121	Short	Sep 2011	(14,927,785)	(256,521)
	IBEX 35 Index Futures	1	Short	Jul 2011	(148,974)	(1,670)
	OMX 30 Index Futures	7	Short	Jul 2011	(123,395)	(4,332)
	S&P TSE 60 Index Futures	61	Short	Sep 2011	(9,641,599)	(254,050)
						$516,006

Smaller Company Growth Trust

The Portfolio used futures contracts to manage against anticipated changes in securities markets, substitute for securities purchased and maintain diversity and liquidity of the Portfolio. During the six months ended June 30, 2011, the Portfolio held futures contracts with total notional absolute values ranging from approximately $589 thousand to $39.8 million as measured at each quarter end.

PORTFOLIO	Open Contracts	Number of Contracts	Position	Expiration Date	Value	Unrealized Appreciation (Depreciation)
Smaller Company Growth Trust	Russell 2000 Mini Index Futures	11	Long	Sep 2011	$35,059	$27,909
						$27,909

Strategic Allocation Trust

The Portfolio used futures contracts to substitute for securities purchased. During the six months ended June 30, 2011, the Portfolio held futures contracts with total notional absolute values ranging from up to $59.5 million as measured at each quarter end.

PORTFOLIO	Open Contracts	Number of Contracts	Position	Expiration Date	Value	Unrealized Appreciation (Depreciation)
Strategic Allocation Trust	Euro STOXX 50 Index Futures	26	Long	Sep 2011	$740,480	$40,273
	FTSE 100 Index Futures	8	Long	Sep 2011	472,200	22,388

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Strategic Allocation Trust, continued	Russell 2000 Mini Index Futures	7	Long	Sep 2011	$577,780	$29,280
	E-Mini S&P 500 Index Futures	90	Long	Sep 2011	5,919,750	196,785
	S&P MidCap E-Mini Index Futures	8	Long	Sep 2011	781,200	31,378
	TOPIX Index Futures	6	Long	Sep 2011	50,970,000	25,489
						$345,593

Forward foreign currency contracts.  A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Portfolio’s total return, and the potential for losses in excess of the amounts recognized on the Statements of Assets and Liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Portfolio as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

The following table summarizes the contracts held at June 30, 2011 and the range of notional contract amounts held by the Portfolios during the six months ended June 30, 2011. In addition, the table details how the Portfolios used forward foreign currency contracts during the six months ended June 30, 2011.

Alpha Opportunities Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes and gain exposure to foreign currencies. During the six months ended June 30, 2011, the Portfolio held forward foreign currency contracts with USD notional absolute values ranging up to approximately $4.4 million, as measured at each quarter end.

PORTFOLIO	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Alpha Opportunities Trust	SELLS
	Japanese Yen	344,010,000	$4,376,439	Bank of America N.A.	9/16/2011	$101,326
			$4,376,439			$101,326

Core Allocation Plus Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes and gain exposure to foreign currencies. During the six months ended June 30, 2011, the Portfolio held forward foreign currency contracts with USD notional absolute values ranging from approximately $8.1 million to $25.3 million, as measured at each quarter end.

PORTFOLIO	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Core Allocation Plus Trust	BUYS
	Australian Dollar	295,000	$308,784	Barclays Bank PLC	9/21/2011	$4,523
	Australian Dollar	150,000	156,870	JPMorgan Chase Bank N.A.	9/21/2011	2,439
	Canadian Dollar	446,000	455,619	Citibank N.A.	9/15/2011	6,003
	Euro	240,000	339,933	BNP Paribas SA	9/21/2011	7,334
	Euro	723,000	1,044,120	State Street Bank and Trust Company	9/16/2011	2,171
	Japanese Yen	8,155,000	101,780	JPMorgan Chase Bank N.A.	9/8/2011	(442)
	Japanese Yen	48,780,000	609,050	UBS AG	9/8/2011	(2,886)
	New Zealand Dollar	390,000	313,252	UBS AG	9/21/2011	8,167
	Pound Sterling	71,000	116,204	Goldman Sachs International	9/21/2011	(2,362)
	Pound Sterling	239,000	390,774	Royal Bank of Canada	9/21/2011	(7,561)
	Pound Sterling	96,000	157,094	UBS AG	9/21/2011	(3,168)
	Pound Sterling	462,000	757,643	Westpac Banking Corp.	9/16/2011	(16,827)
	Swedish Krona	1,960,000	317,075	Deutsche Bank AG	9/21/2011	(8,601)
			$5,068,198			($11,210)
	SELLS
	Brazilian Real	485,000	$293,175	BNP Paribas SA	9/2/2011	($13,695)
	Euro	80,000	345,921	Goldman Sachs International	9/21/2011	224
	Euro	160,000	314,087	Royal Bank of Scotland PLC	9/21/2011	1,487
	New Zealand Dollar	1,160,000	115,979	HSBC Bank USA	9/21/2011	(15,650)

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Core Allocation Plus Trust, continued	SELLS
	New Zealand Dollar	195,000	$940,366	JPMorgan Chase Bank N.A.	9/21/2011	($2,808)
	New Zealand Dollar	170,000	157,901	UBS AG	9/21/2011	(1,141)
	New Zealand Dollar	170,000	315,265	Westpac Banking Corp.	9/21/2011	188
	Pound Sterling	214,000	232,998	BNP Paribas SA	9/21/2011	2,793
	Pound Sterling	192,000	138,965	Citibank N.A.	9/21/2011	6,234
	Swedish Krona	1,960,000	140,293	JPMorgan Chase Bank N.A.	9/21/2011	6,790
			$2,994,950			($15,578)

Heritage Trust

The Portfolio uses forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the six months ended June 30, 2011, the Portfolio held forward foreign currency contracts with USD absolute notional values ranging from $508 thousand to $1.2 million, as measured at each quarter end.

PORTFOLIO	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Heritage Trust	SELLS
	Euro	14,203	$20,605	UBS AG	7/29/2011	$22
	Euro	365,203	520,546	UBS AG	7/29/2011	(8,696)
	Pound Sterling	394,695	630,103	Bank of America N.A.	7/29/2011	(3,171)
			$1,171,254			($11,845)

International Core Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the six months ended June 30, 2011, the Portfolio held forward foreign currency contracts with USD notional absolute values ranging from approximately $125.0 million to $224.3 million, as measured at each quarter end.

PORTFOLIO	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
International Core Trust	BUYS
	Australian Dollar	2,314,010	$2,430,400	Royal Bank of Scotland PLC	8/19/2011	$37,398
	Danish Krone	3,391,360	649,251	State Street Bank & Trust Company	8/19/2011	9,417
	Euro	12,462,200	17,789,703	JPMorgan Chase Bank	8/19/2011	259,449
	Hong Kong Dollar	28,717,903	3,690,583	Barclays Bank PLC	8/19/2011	905
	Hong Kong Dollar	38,290,538	4,920,967	Brown Brothers Harriman & Company	8/19/2011	1,016
	Hong Kong Dollar	16,119,640	2,070,657	JPMorgan Chase Bank	8/19/2011	1,412
	Hong Kong Dollar	28,717,903	3,690,879	Morgan Stanley Company, Inc.	8/19/2011	609
	Hong Kong Dollar	57,435,807	7,381,413	State Street Bank & Trust Company	8/19/2011	1,563
	Japanese Yen	939,734,530	11,712,569	JPMorgan Chase Bank	8/19/2011	(36,355)
	New Zealand Dollar	290,840	234,988	Royal Bank of Scotland PLC	8/19/2011	5,242
	Pound Sterling	1,319,443	2,163,448	Bank of America N.A.	8/19/2011	(47,002)
	Pound Sterling	7,370,422	11,944,360	Brown Brothers Harriman & Company	8/19/2011	(121,870)
	Pound Sterling	4,329,643	7,096,285	Deutsche Bank AG London	8/19/2011	(151,342)
	Pound Sterling	7,270,770	11,907,340	Mellon Bank N.A.	8/19/2011	(244,696)
	Pound Sterling	2,703,277	4,427,979	Morgan Stanley Company, Inc.	8/19/2011	(91,800)
	Pound Sterling	2,110,217	3,462,275	State Street Bank & Trust Company	8/19/2011	(77,392)
	Singapore Dollar	20,106,605	16,320,230	Bank of America N.A.	8/19/2011	50,244
	Singapore Dollar	1,954,903	1,586,489	Mellon Bank N.A.	8/19/2011	5,162
	Singapore Dollar	3,638,570	2,954,641	Royal Bank of Scotland PLC	8/19/2011	7,824
	Singapore Dollar	3,120,335	2,532,811	State Street Bank & Trust Company	8/19/2011	7,716
	Swedish Krona	7,644,920	1,191,196	JPMorgan Chase Bank	8/19/2011	14,318
	Swiss Franc	2,007,510	2,377,552	Brown Brothers Harriman & Company	8/19/2011	10,871
			$122,536,016			($357,311)

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
International Core Trust, continued	SELLS
	Australian Dollar	2,314,010	$2,444,416	Royal Bank of Scotland PLC	8/19/2011	($23,382)
	Canadian Dollar	2,807,468	2,888,044	Brown Brothers Harriman & Company	8/19/2011	(19,688)
	Canadian Dollar	4,161,809	4,265,197	Deutsche Bank AG London	8/19/2011	(45,244)
	Canadian Dollar	6,121,695	6,302,307	Mellon Bank N.A.	8/19/2011	(38,015)
	Canadian Dollar	6,121,695	6,291,238	Royal Bank of Scotland PLC	8/19/2011	(49,084)
	Danish Krone	21,872,103	4,229,377	Royal Bank of Scotland PLC	8/19/2011	(18,609)
	Danish Krone	33,695,988	6,532,940	State Street Bank & Trust Company	8/19/2011	(11,475)
	Euro	14,070,200	20,261,346	JPMorgan Chase Bank	8/19/2011	(116,691)
	Euro	438,263	631,891	Royal Bank of Scotland PLC	8/19/2011	(2,850)
	Hong Kong Dollar	16,084,000	2,065,515	State Street Bank & Trust Company	8/19/2011	(1,972)
	Japanese Yen	421,080,616	5,231,582	Bank of America N.A.	8/19/2011	(350)
	Japanese Yen	1,360,815,146	16,972,338	JPMorgan Chase Bank	8/19/2011	64,192
	Japanese Yen	182,699,000	2,270,709	State Street Bank & Trust Company	8/19/2011	672
	New Zealand Dollar	597,992	486,018	Brown Brothers Harriman & Company	8/19/2011	(7,914)
	New Zealand Dollar	2,329,351	1,899,008	Royal Bank of Scotland PLC	8/19/2011	(25,000)
	Pound Sterling	7,455,200	12,016,962	Brown Brothers Harriman & Company	8/19/2011	58,484
	Singapore Dollar	2,957,000	2,402,235	Bank of America N.A.	8/19/2011	(5,307)
	Swedish Krona	7,644,920	1,200,659	JPMorgan Chase Bank	8/19/2011	(4,855)
	Swiss Franc	2,381,091	2,846,089	Brown Brothers Harriman & Company	8/19/2011	13,200
	Swiss Franc	419,441	497,335	Mellon Bank N.A.	8/19/2011	(1,693)
			$101,735,206			($235,581)

International Opportunities Trust

The Portfolio used forward foreign contracts to manage against anticipated currency exchange rates. During the six months ended June 30, 2011, the Portfolio held forward foreign contracts with USD absolute notional values ranging up to $44.9 million, as measured at each quarter end.

PORTFOLIO	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
International Opportunities Trust	BUYS
	Japanese Yen	310,428,415	$3,841,670	State Street Bank & Trust Company	7/8/2011	$14,418
			$3,841,670			$14,418

	SELLS
	Japanese Yen	3,499,147,666	$41,088,547	State Street Bank & Trust Company	7/8/2011	($2,377,252)
			$41,088,547			($2,377,252)

Mutual Shares Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes and maintain diversity and liquidity of the Portfolio. During the six months ended June 30, 2011, the Portfolio held forward foreign currency contracts with USD notional absolute values ranging from approximately $137.6 million to $168.7 million, as measured at each quarter end.

PORTFOLIO	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Mutual Shares Trust	BUYS
	Euro	2,550,018	$3,603,592	Deutsche Bank AG London	9/15/2011	$86,779
	Euro	257,230	367,633	State Street Bank & Trust Company	9/15/2011	4,629
	Japanese Yen	36,917,920	453,567	Bank of America N.A.	10/20/2011	5,366
	Japanese Yen	9,127,458	113,816	Barclays Bank PLC	10/20/2011	(351)
	Japanese Yen	55,116,144	682,934	Deutsche Bank AG London	10/20/2011	2,225
	Norwegian Krone	8,224,794	1,504,973	Deutsche Bank AG London	8/19/2011	15,246
	Norwegian Krone	1,510,408	280,381	State Street Bank & Trust Company	8/19/2011	(1,207)

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Mutual Shares Trust, continued	BUYS
	Pound Sterling	700,000	$1,133,020	Bank of America N.A.	8/12/2011	($10,092)
	Pound Sterling	740,000	1,199,540	Barclays Bank PLC	9/16/2011	(12,952)
	Swiss Franc	436,620	518,213	Deutsche Bank AG London	8/10/2011	1,220
	Swiss Franc	167,000	200,687	State Street Bank & Trust Company	8/10/2011	(2,013)
			$10,058,356			$88,850

	SELLS
	Australian Dollar	915,233	$957,380	Barclays Bank PLC	8/23/2011	($18,189)
	Australian Dollar	921,968	963,602	Deutsche Bank AG London	8/23/2011	(19,145)
	Australian Dollar	136,000	144,806	State Street Bank & Trust Company	8/23/2011	(160)
	Euro	700,000	1,014,125	Barclays Bank PLC	9/15/2011	1,089
	Euro	19,266,718	27,630,400	Deutsche Bank AG London	9/15/2011	(252,277)
	Euro	20,373,759	29,211,896	HSBC BankPLC	9/15/2011	(272,885)
	Japanese Yen	148,339,731	1,800,239	Bank of America N.A.	10/20/2011	(43,799)
	Japanese Yen	9,964,320	120,000	Barclays Bank PLC	10/20/2011	(3,868)
	Japanese Yen	34,737,970	420,000	Deutsche Bank AG London	10/20/2011	(11,834)
	Japanese Yen	75,557,940	919,898	HSBC Bank PLC	10/20/2011	(19,377)
	Norwegian Krone	25,245,067	4,532,702	Barclays Bank PLC	8/19/2011	(133,436)
	Pound Sterling	28,428,945	46,481,326	Bank of America N.A.	8/12/2011	876,092
	Pound Sterling	1,000,000	1,625,350	Deutsche Bank AG London	8/12/2011	21,167
	Swiss Franc	11,628,919	13,305,400	State Street Bank & Trust Company	8/10/2011	(529,158)
			$129,127,124			($405,780)

Strategic Allocation Trust

The Portfolio used forward foreign currency exchange contracts to manage against anticipated currency exchange rates. During the six months ended June 30, 2011, the Portfolio held foreign forward currency contracts with total notional values ranging up to $1.7 million, as measured at each quarter end.

PORTFOLIO	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Strategic Allocation Trust	BUYS
	Euro	532,133	$754,756	UBS AG	9/28/2011	$15,055
	GBP	335,272	535,639	UBS AG	9/28/2011	1,891
	JPY	36,296,400	452,455	UBS AG	9/28/2011	(1,345)
			$1,742,850			$15,601

Utilities Trust

The Portfolio used forward foreign currency exchange contracts to manage against anticipated currency exchange rate changes. During the six months ended June 30, 2011, the Portfolio held foreign forward currency contracts with total notional values ranging from approximately $26.5 million to $70.9 million, as measured at each quarter end.

PORTFOLIO	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Utilities Trust	BUYS
	Euro	85,032	$122,838	Citibank N.A.	7/12/2011	$447
	Euro	750,295	1,084,399	Credit Suisse London Branch	7/12/2011	3,427
	Euro	127,027	182,347	Deutsche Bank AG London	7/12/2011	1,825
	Euro	78,628	111,879	HSBC Bank USA	7/12/2011	2,120
	Euro	194,908	278,865	Merrill Lynch International Bank Ltd	7/12/2011	3,725
	Euro	9,796	14,162	Morgan Stanley	7/12/2011	41
	Pound Sterling	44,631	71,734	Barclays Bank PLC	7/12/2011	(110)
	Pound Sterling	78,265	127,766	Credit Suisse London Branch	7/12/2011	(2,165)
	Pound Sterling	95,738	155,487	HSBC Bank USA	7/12/2011	(1,846)
			$2,149,477			$7,464

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Utilities Trust, continued	SELLS
	Brazillian Real	514,000	$320,369	Barclays Bank PLC	8/2/2011	($6,916)
	Brazillian Real	1,070,822	667,179	Credit Suisse London Branch	8/2/2011	(14,658)
	Brazillian Real	1,031,000	636,813	Credit Suisse London Branch	11/4/2011	(6,943)
	Brazillian Real	1,994,000	1,235,823	Deutsche Bank AG London	9/2/2011	(25,823)
	Brazillian Real	1,336,000	824,691	Deutsche Bank AG London	11/4/2011	(9,506)
	Brazillian Real	469,000	293,033	Goldman Sachs International	8/2/2011	(5,599)
	Brazillian Real	1,612,000	990,532	HSBC Bank USA	8/2/2011	(35,896)
	Brazillian Real	1,324,861	800,278	HSBC Bank USA	11/7/2011	(26,474)
	Brazillian Real	4,144,598	2,552,614	JPMorgan Chase Bank N.A.	8/2/2011	(86,425)
	Brazillian Real	1,404,000	876,459	JPMorgan Chase Bank N.A.	9/6/2011	(11,165)
	Brazillian Real	843,000	515,004	JPMorgan Chase Bank N.A.	11/4/2011	(11,365)
	Brazillian Real	1,518,000	945,707	Morgan Stanley	8/2/2011	(20,867)
	Brazillian Real	1,619,000	1,015,070	UBS AG	8/2/2011	(15,815)
	Euro	68,602	96,988	Barclays Bank PLC	7/12/2011	(2,476)
	Euro	54,886	79,870	Citibank N.A.	7/12/2011	292
	Euro	1,071,977	1,544,697	Credit Suisse London Branch	7/12/2011	(9,525)
	Euro	1,464,457	2,089,658	Deutsche Bank AG London	7/12/2011	(33,607)
	Euro	36,363	52,123	Goldman Sachs International	7/12/2011	(598)
	Euro	121,146	175,701	HSBC Bank USA	7/12/2011	55
	Euro	132,162	187,818	Merrill Lynch International Bank Ltd	7/12/2011	(3,799)
	Euro	201,441	285,507	UBS AG	7/12/2011	(6,555)
	Euro	8,590,365	12,376,826	UBS AG	9/15/2011	(55,098)
	Pound Sterling	2,929,448	4,773,840	Barclays Bank PLC	7/12/2011	72,637
	Pound Sterling	111,508	182,441	Credit Suisse London Branch	7/12/2011	3,491
	Pound Sterling	2,915,420	4,752,769	Deutsche Bank AG London	7/12/2011	74,078
	Pound Sterling	132,176	213,796	HSBC Bank USA	7/12/2011	1,678
	Pound Sterling	23,874	38,418	JPMorgan Chase Bank N.A.	7/12/2011	105
	Pound Sterling	73,825	120,817	Merrill Lynch International Bank Ltd	7/12/2011	2,342
	Pound Sterling	60,079	98,607	UBS AG	7/12/2011	2,192
			$38,743,448			($232,240)

Options.  There are two types of options, a put option and a call option. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Portfolios’ exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Portfolios’ exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of Assets and Liabilities.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Portfolio purchases an option, the premium paid by the Portfolio is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Portfolio realizes a loss equal to the cost of the option. If the Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the Portfolio writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the Portfolio.

	NUMBER OF CONTRACTS	PREMIUM RECEIVED
Capital Appreciation Value Trust
Outstanding, beginning of period	4,125	$763,873
Options written	5,505	708,508
Options closed	(1,898)	(473,723)
Options expired	(94)	(7,749)
Outstanding, end of period	7,638	$990,909

DERIVATIVE INSTRUMENTS, CONTINUED

	NUMBER OF CONTRACTS	PREMIUM RECEIVED
Health Sciences Trust
Outstanding, beginning of period	5,762	$3,722,853
Options written	6,045	3,371,380
Options closed	(2,780)	(1,581,235)
Options expired	(3,202)	(1,761,303)
Outstanding, end of period	5,825	$3,751,695
Value & Restructuring Trust
Outstanding, beginning of period	660	$122,695
Options written	776	161,473
Options closed	(768)	(201,275)
Options expired	(668)	(82,893)
Outstanding, end of period	—	—

Capital Appreciation Value Trust

The Portfolio used written options to substitute for securities purchased.

PORTFOLIO	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Capital Appreciation Value Trust	CALLS
	AT&T, Inc.	$30.00	Jan 2012	1,960	$223,090	($384,160)
	Covidien PLC	60.00	Oct 2011	158	20,681	(5,530)
	Covidien PLC	60.00	Jan 2012	156	20,596	(17,628)
	JPMorgan Chase & Company	50.00	Jan 2012	698	183,981	(30,712)
	Lowes Companies, Inc.	30.00	Jan 2012	234	17,793	(2,457)
	Pfizer, Inc.	22.50	Jan 2012	2,407	160,055	(117,943)
	Procter & Gamble Company	65.00	Jan 2012	20	4,660	(3,600)
	Procter & Gamble Company	67.50	Jan 2012	330	47,522	(31,680)
	Procter & Gamble Company	70.00	Jan 2012	921	168,914	(42,366)
	Wells Fargo & Company	35.00	Jan 2012	754	143,617	(24,128)
				7,638	$990,909	($660,204)

Health Sciences Trust

The Portfolio used written options to substitute for securities purchased.

PORTFOLIO	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Health Sciences Trust	CALLS
	Alexion Pharmaceuticals, Inc.	$25.00	Aug 2011	12	$1,482	($1,440)
	Alexion Pharmaceuticals, Inc.	57.50	Nov 2011	27	3,834	(2,700)
	Allergan, Inc.	80.00	Jan 2012	12	4,404	(9,840)
	Amgen, Inc.	67.50	Jan 2012	42	5,502	(3,045)
	Biogen Idec, Inc.	90.00	Jan 2012	28	6,356	(59,640)
	Biogen Idec, Inc.	115.00	Jan 2012	14	7,518	(11,480)
	Celgene Corp.	67.50	Jul 2011	55	6,435	(55)
	Celgene Corp.	60.00	Jul 2011	14	1,806	(1,834)
	Celgene Corp.	57.50	Jul 2011	28	5,656	(8,680)
	Celgene Corp.	75.00	Jan 2012	57	15,504	(3,705)
	Cephalon Inc.	70.00	Aug 2011	56	8,232	(57,120)
	Cephalon, Inc.	65.00	Aug 2011	14	3,248	(21,210)
	Community Health Systems, Inc.	35.00	Sep 2011	56	11,873	(840)
	Covance, Inc.	70.00	Aug 2011	28	4,036	(350)
	Express Scripts, Inc.	70.00	Jan 2012	13	2,925	(435)
	Express Scripts, Inc.	60.00	Jan 2012	54	13,396	(10,044)
	Human Genome Sciences, Inc.	35.00	Oct 2011	29	3,695	(392)
	Human Genome Sciences, Inc.	30.00	Oct 2011	109	21,036	(5,995)
	Human Genome Sciences, Inc.	28.00	Oct 2011	80	9,997	(7,760)
	Illumina, Inc.	90.00	Jan 2012	4	928	(1,150)
	Intuitive Surgical, Inc.	300.00	Jan 2012	8	23,108	(66,736)
	Monsanto Company	82.50	Oct 2011	55	6,215	(5,005)
	Monsanto Company	85.00	Jan 2012	41	16,482	(6,765)
	Monsanto Company	80.00	Jan 2012	56	16,912	(16,800)
	Stryker Corp.	70.00	Jan 2012	114	23,602	(6,840)
	Stryker Corp.	65.00	Sep 2011	28	5,285	(1,120)
	UnitedHealth Group, Inc.	50.00	Jan 2012	84	8,992	(43,176)
	UnitedHealth Group, Inc.	55.00	Dec 2011	53	7,738	(13,250)
	Valeant Pharmaceuticals International	60.00	Jan 2012	56	17,192	(18,480)
	Valeant Pharmaceuticals International	45.00	Jul 2011	27	3,540	(19,710)
	Vertex Pharmaceuticals, Inc.	55.00	Jul 2011	42	5,334	(2,100)
	Vertex Pharmaceuticals, Inc.	60.00	Jul 2011	42	6,873	(546)
	Waters Corp.	115.00	Nov 2011	28	3,976	(1,960)

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Health Sciences Trust, continued	CALLS
	Zimmer Holdings, Inc.	$75.00	Jan 2011	80	$11,960	($7,400)
				1,446	$295,072	($417,603)

	PUTS
	Abbott Laboratories, Inc.	$55.00	Jan 2012	14	$12,908	($6,930)
	Acorda Therapeutics, Inc.	25.00	Jan 2012	33	17,226	(7,672)
	Agilent Technologies, Inc.	45.00	Jan 2012	14	10,599	(3,668)
	Allscripts Healthcare Solutions	25.00	Jan 2012	56	26,068	(33,040)
	AMAG Pharmaceuticals, Inc.	20.00	Jan 2012	22	9,399	(7,370)
	AmerisourceBergen Corp.	40.00	Jan 2012	56	38,471	(12,600)
	AmerisourceBergen Corp.	45.00	Jan 2012	56	38,051	(28,000)
	AmerisourceBergen Corp.	50.00	Jan 2012	41	36,899	(37,310)
	Amgen, Inc.	60.00	Jul 2011	6	3,072	(1,134)
	Amgen, Inc.	60.00	Jan 2012	25	19,722	(12,875)
	Amgen, Inc.	57.50	Jan 2012	8	4,903	(2,960)
	Amylin Pharmaceuticals, Inc.	25.00	Jan 2012	15	10,279	(17,550)
	Amylin Pharmaceuticals, Inc.	20.00	Jan 2012	14	8,638	(10,080)
	Amylin Pharmaceuticals, Inc.	12.50	Jan 2012	15	4,530	(2,850)
	Athenahealth, Inc.	49.00	Sep 2011	28	28,475	(23,380)
	Baxter International, Inc.	50.00	Jan 2012	14	7,448	(1,680)
	Baxter International, Inc.	70.00	Jan 2012	54	65,177	(61,695)
	Biogen Idec, Inc.	75.00	Jan 2012	28	16,156	(4,200)
	Biogen Idec, Inc.	95.00	Jan 2012	28	42,475	(16,240)
	Biogen Idec, Inc.	90.00	Jan 2012	28	33,795	(12,040)
	Biogen Idec, Inc.	105.00	Jan 2012	28	36,163	(27,384)
	Biogen Idec, Inc.	100.00	Jan 2012	33	34,552	(23,760)
	Biogen Idec, Inc.	110.00	Jan 2012	15	19,080	(18,600)
	Boston Scientific Corp.	12.50	Jan 2012	14	7,308	(7,735)
	Bristol-Myers Squibb Company	30.00	Jan 2012	36	10,623	(9,432)
	Bristol-Myers Squibb Company	27.50	Jan 2012	42	12,096	(5,922)
	Cardinal Health, Inc.	45.00	Jan 2012	56	40,151	(17,360)
	Celgene Corp.	50.00	Jul 2011	3	1,033	(18)
	Celgene Corp.	57.50	Jul 2011	14	6,188	(490)
	Celgene Corp.	55.00	Jan 2012	14	10,808	(3,829)
	Celgene Corp.	60.00	Jan 2012	19	17,823	(8,740)
	Celgene Corp.	70.00	Jan 2012	27	41,093	(29,430)
	Celgene Corp.	65.00	Jan 2012	19	22,015	(14,060)
	Cerner Corp.	50.00	Jan 2012	28	17,458	(3,710)
	Community Health Systems, Inc.	33.00	Sep 2011	14	5,838	(10,500)
	Covance, Inc.	65.00	Aug 2011	22	20,174	(14,190)
	Covidien PLC	50.00	Jul 2011	42	26,858	(630)
	Covidien PLC	52.50	Jul 2011	42	32,213	(2,520)
	Covidien PLC	55.00	Jul 2011	14	13,118	(2,835)
	Covidien PLC	60.00	Jul 2011	6	5,922	(4,110)
	Cubist Pharmaceuticals, Inc.	25.00	Jan 2012	1	497	(63)
	CVS Caremark Corp,	40.00	Jan 2012	28	16,464	(11,620)
	Davita, Inc.	70.00	Jul 2011	14	7,310	(280)
	Davita, Inc.	75.00	Jul 2011	14	11,158	(350)
	Dendreon Corp.	60.00	Jan 2012	19	33,594	(39,235)
	DENTSPLY International, Inc.	45.00	Oct 2011	70	55,286	(50,400)
	DepoMed, Inc.	10.00	Sep 2011	42	11,846	(8,820)
	Edwards Lifesciences Corp.	90.00	Jan 2012	28	28,755	(26,460)
	Edwards Lifesciences Corp.	95.00	Jan 2012	81	91,195	(103,275)
	Forest Laboratories, Inc.	35.00	Jan 2012	28	13,160	(3,920)
	Gilead Sciences, Inc.	40.00	Jan 2012	5	2,420	(1,275)
	Gilead Sciences, Inc.	45.00	Jan 2012	42	26,645	(22,050)
	Gilead Sciences, Inc.	44.00	Jan 2012	22	12,089	(10,230)
	Henry Schein, Inc.	65.00	Jul 2011	14	7,378	(420)
	Henry Schein, Inc.	75.00	Jan 2012	82	62,932	(52,070)
	Hospira, Inc.	60.00	Jan 2012	6	4,800	(3,420)
	Human Genome Sciences, Inc.	25.00	Oct 2011	14	3,098	(3,136)
	Humana, Inc.	60.00	Jan 2012	84	99,579	(11,550)
	Humana, Inc.	70.00	Jan 2012	56	52,611	(19,040)
	Illumina, Inc.	60.00	Jan 2012	19	20,468	(4,655)
	Intermune, Inc.	40.00	Jul 2011	39	35,057	(17,745)
	Intermune, Inc.	40.00	Jan 2012	14	13,502	(12,390)
	Intermune, Inc.	45.00	Jan 2012	70	86,580	(85,225)
	Intermune, Inc.	50.00	Jan 2012	64	69,128	(99,520)
	Intermune, Inc.	55.00	Jan 2012	48	62,905	(95,880)

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Health Sciences Trust, continued	PUTS
	Intuitive Surgical, Inc.	$260.00	Jan 2012	3	$14,604	($1,410)
	Intuitive Surgical, Inc.	300.00	Jan 2012	3	13,486	(3,330)
	Jazz Pharmaceuticals, Inc.	25.00	Jan 2012	42	22,973	(5,250)
	Jazz Pharmaceuticals, Inc.	30.00	Jan 2012	28	23,996	(8,540)
	Jazz Pharmaceuticals, Inc.	35.00	Jan 2012	22	18,854	(11,990)
	Jazz Pharmaceuticals, Inc.	40.00	Jan 2012	22	22,584	(19,910)
	Johnson & Johnson	65.00	Jan 2012	27	19,956	(8,073)
	Johnson & Johnson	67.50	Jan 2012	42	37,673	(18,060)
	Life Technologies Corp.	50.00	Jan 2012	11	10,777	(3,740)
	Life Technologies Corp.	60.00	Jan 2012	56	52,891	(52,640)
	Maximus, Inc.	85.00	Oct 2011	56	66,191	(35,280)
	McKesson Corp.	80.00	Jan 2012	29	48,992	(11,455)
	McKesson Corp.	85.00	Jan 2012	14	19,908	(8,680)
	Medco Health Solutions, Inc.	60.00	Jan 2012	54	33,862	(35,100)
	Medicines Company	15.00	Jul 2011	33	8,233	(1,320)
	Medicines Company	17.00	Jul 2011	41	9,717	(3,485)
	Medicis Pharmaceutical Corp.	35.00	Jan 2012	42	21,989	(10,815)
	Mednax, Inc.	75.00	Nov 2011	40	40,652	(23,400)
	Medtronic, Inc.	35.00	Jan 2012	28	17,976	(4,606)
	Medtronic, Inc.	40.00	Jan 2012	28	17,787	(11,032)
	Monsanto Company	62.50	Jan 2012	34	44,659	(9,282)
	Monsanto Company	65.00	Jan 2012	28	33,667	(10,640)
	Monsanto Company	70.00	Jan 2012	36	50,442	(19,656)
	Monsanto Company	75.00	Jan 2012	6	8,642	(4,950)
	Monsanto Company	80.00	Jan 2012	20	30,335	(23,680)
	Mylan, Inc.	22.50	Jan 2012	1	467	(127)
	Mylan, Inc.	25.00	Jan 2012	42	15,309	(9,450)
	Orexigen Therapeutics, Inc.	10.00	Jul 2011	20	7,020	(16,700)
	Perrigo Company	80.00	Jan 2012	17	22,134	(7,650)
	Pfizer, Inc.	20.00	Jan 2012	224	70,607	(28,896)
	Pfizer, Inc.	22.50	Jan 2012	192	95,388	(53,760)
	Pfizer, Inc.	25.00	Jan 2012	281	171,253	(138,253)
	Quest Diagnostics, Inc.	60.00	Jan 2012	16	13,232	(6,960)
	Quest Diagnostics, Inc.	55.00	Jan 2012	14	7,448	(3,185)
	Quest Diagnostics, Inc.	65.00	Jan 2012	45	43,422	(33,525)
	Regeneron Pharmaceuticals	50.00	Nov 2011	29	26,157	(12,180)
	Salix Pharmaceuticals Ltd	50.00	Jan 2012	17	20,179	(20,910)
	Sanofi Aventis	75.00	Jan 2012	19	8,018	(190)
	Savient Pharmaceuticals, Inc.	15.00	Jan 2012	82	40,015	(62,115)
	St. Jude Medical, Inc.	45.00	Jan 2012	28	15,876	(7,980)
	Stryker Corp.	65.00	Sep 2011	22	14,109	(14,960)
	Stryker Corp.	60.00	Jan 2012	30	27,759	(14,400)
	Stryker Corp.	65.00	Jan 2012	14	12,954	(11,270)
	Stryker Corp.	70.00	Jan 2012	14	16,828	(16,870)
	SXC Health Solutions Corp.	50.00	Jul 2011	17	13,974	(128)
	Teva Pharmaceutical Industries Ltd.	52.50	Jan 2012	17	12,741	(10,795)
	Teva Pharmaceutical Industries Ltd.	55.00	Jan 2012	19	13,813	(15,675)
	United Therapeutics Corp.	60.00	Jan 2012	28	26,260	(28,280)
	UnitedHealth Group, Inc.	35.00	Jan 2012	30	26,659	(1,680)
	UnitedHealth Group, Inc.	40.00	Jan 2012	16	13,888	(1,728)
	UnitedHealth Group, Inc.	45.00	Jan 2012	28	15,876	(5,754)
	UnitedHealth Group, Inc.	50.00	Jan 2012	28	23,908	(10,416)
	UnitedHealth Group, Inc.	55.00	Jan 2012	27	19,899	(17,280)
	Valeant Pharmaceuticals International	65.00	Jan 2012	16	18,712	(1,851)
	Vertex Pharmaceuticals, Inc.	55.00	Jul 2011	22	10,171	(7,810)
	Vertex Pharmaceuticals, Inc.	50.00	Jan 2012	13	10,024	(7,475)
	Walgreen Company	50.00	Jan 2012	68	58,359	(57,120)
	Warner ChilCott PLC	25.00	Oct 2011	42	12,264	(8,820)
	Waters Corp.	80.00	Aug 2011	28	22,455	(980)
	Watson Pharmaceuticals, Inc.	70.00	Jan 2012	56	71,511	(31,080)
	WellPoint, Inc.	65.00	Jan 2012	19	15,778	(3,743)
	WellPoint, Inc.	85.00	Jan 2012	57	66,106	(57,570)
	Zimmer Holdings, Inc.	70.00	Jan 2012	27	25,508	(23,625)
	Zimmer Holdings, Inc.	65.00	Jan 2012	22	16,434	(12,320)
				4,379	$3,456,623	($2,301,393)

Value & Restructuring Trust

The Portfolio used written options as a substitute for securities purchased. At June 30, 2011, the Portfolio held no written options.

DERIVATIVE INSTRUMENTS, CONTINUED

Credit default swaps.  Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. A Portfolio may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Portfolio may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

Upfront payments made/received by the Portfolios are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of Assets and Liabilities. A termination payment by the counterparty or the Portfolio is recorded as realized gain or loss, as well as the net periodic payments received or paid by a Portfolio.

Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap will typically implicate collateral posting obligations by the party that is considered out-of-the-money on the swap.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for the swap, that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. A Portfolio may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

During the six months ended June 30, 2011, Core Allocation Plus Trust used CDS as a Buyer of protection to enhance potential gain/income and hedge against potential credit events. The following table summarizes the credit default swap contracts the Portfolio held as of June 30, 2011 as a Buyer of protection. During the six months ended June 30, 2011, the Portfolio held credit default swap contracts with total USD notional amounts as represented below.

Core Allocation Plus Trust

The Portfolio used credit default swaps to manage against potential credit events. During the six months ended June 30, 2011, the Portfolio held credit default swaps with total USD notional values ranging from approximately $50 thousand to $7.9 million, as measured at each quarter end.

FUND	COUNTERPARTY	REFERENCE OBLIGATION	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Core Allocation Plus Trust
	Goldman Sachs International	Everest RE Holdings	50,000	USD	$50,000	(1.750)%	Dec 2013	—	($1,141)	($1,141)
	Goldman Sachs International	CMBX.NA.BBB	270,000	USD	270,000	1.340%	Oct 2052	($180,374)	(28,836)	(209,210)
	Goldman Sachs International	CDX-EMS15V1-5Y	4,200,000	USD	4,200,000	5.000%	Jun 2016	(555,339)	1,515	(553,824)
	Goldman Sachs International	CDX-NAIGS16V1-5Y	2,495,000	USD	2,495,000	1.000%	Jun 2016	(6,899)	(3,364)	(10,263)
	Goldman Sachs International	CMBX.NA.AM.4	250,000	USD	250,000	0.500%	Feb 2051	48,683	(10,572)	38,111
	Goldman Sachs International	CMBX.NA.AAA	500,000	USD	500,000	0.350%	Feb 2051	(39,947)	11,841	(28,106)
	Goldman Sachs International	CMBX.NA.AA	125,000	USD	125,000	0.150%	Mar 2049	46,876	(4,378)	42,498
								($687,000)	($34,935)	($721,935)

The following table summarizes the contracts held at June 30, 2011 and the range of notional contract amounts held by the Portfolios during the six months ended June 30, 2011. In addition, the table details how the Portfolios used credit default swap contracts as a seller of protection during the six months ended June 30, 2011. The maximum potential amount of future payments (undiscounted) that the Portfolios as the Seller could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement.

Core Allocation Plus Trust

The Portfolio used interest rate swaps to take a long position in the exposure of the benchmark credit and gain exposure to security or credit index. During the six months ended June 30, 2011, the Portfolio credit default swaps with total USD notional values ranging from approximately $3.1 million to $3.7 million, as measured at each quarter end.

FUND	COUNTERPARTY	REFERENCE OBLIGATION	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Core Allocation Plus Trust
	Goldman Sachs International	CMBX.NA.AA.	270,000	USD	$270,000	1.65%	Feb 2051	$94,698	$36,244	$130,942
	Goldman Sachs International	ITRAXX-XOVERS15V1-5Y	210,000	EUR	298,253	5.00%	Jun 2016	18,186	(4,537)	13,649
	Goldman Sachs International	CDS USD	325,000	EUR	325,000	1.00%	Jun 2016	(4,787)	(606)	(5,393)
	Goldman Sachs International	ITRAXX-EUROPES15V1	385,000	EUR	542,254	1.00%	Jun 2016	(738)	(479)	(1,217)
	Goldman Sachs International	CMBX.NA.A.5	250,000	USD	250,000.00	3.50%	Feb 2051	(128,588)	(5,065)	(133,653)
	Goldman Sachs International	CMBX.NA.A.5	250,000	USD	250,000.00	3.50%	Feb 2051	(132,505)	(1,196)	(133,701)
	Goldman Sachs International	CMBX.NA.AA.4	135,000	USD	135,000.00	1.65%	Feb 2051	(68,181)	2,731	(65,450)
	Goldman Sachs International	TRAXX-EUROPES15V1	50,000	EUR	70,857.46	1.65%	Feb 2051	(330)	172	(158)
	Goldman Sachs International	TRAXX-EUROPES15V2	525,000	EUR	753,663.88	1.00%	Jun 2016	(3,085)	1,427	(1,658)
	Goldman Sachs International	CDX-NAHYS16V1	85,000	USD	85,000.00	5.00%	Jun 2016	531	932	1,463
	Goldman Sachs International	CMBX.NA.A.1	60,000	USD	60,000.00	0.35%	Oct 2052	(19,951)	4	(19,947)
	Goldman Sachs International	CMBX.NA.A.1	85,000	USD	85,000.00	0.35%	Oct 2052	(28,263)	5	(28,258)
								($273,013)	$29,632	($243,381)

DERIVATIVE INSTRUMENTS, CONTINUED

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Portfolios at June 30, 2011 by risk category:

Portfolio	Risk	Statement of Assets and Liabilities location	Financial instruments location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
All Cap Core Trust	Equity contracts	Receivable/payable for futures	Futures†	$92,370	—
	Total			$92,370	—
Alpha Opportunities Trust	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$101,326	—
	Total			$101,326	—
Capital Appreciation Value Trust	Equity contracts	Written options, at value	Options	—	($660,204)
	Total			—	($660,204)
Core Allocation Plus Trust	Interest rate contracts	Receivable/payable for futures	Futures†	$526,736	($24,331)
	Equity contracts	Receivable/payable for futures	Futures†	8,891	(18,569)
	Credit contracts	Swap contracts, at value	Credit default	—	(956,316)
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	48,353	(75,141)
	Total			$583,980	($1,074,357)
Health Sciences Trust	Equity contracts	Written options, at value	Options		($2,718,996)
	Total			—	($2,718,996)
Heritage Trust	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$22	($11,867)
	Total			$22	($11,867)
International Core Trust	Equity contracts	Receivable/payable for futures	Futures†	$1,032,579	($516,573)
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	549,694	(1,142,586)
	Total			$1,582,273	($1,659,159)
International Opportunities Trust	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$14,418	($2,377,252)
	Total			$14,418	($2,377,252)
Mutual Shares Trust	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$1,013,813	($1,330,743)
	Total			$1,013,813	($1,330,743)
Smaller Company Growth Trust	Equity contracts	Receivable/payable for futures	Futures†	$27,909	—
	Total			$27,909	—
Strategic Allocation Trust	Equity contracts	Receivable/payable for futures	Futures†	$345,593	—
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	16,946	($1,345)
	Total			$362,539	($1,345)
Utilities Trust	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$168,455	($393,231)
	Total			$168,455	($393,231)

†	Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the year end variation margin is separately disclosed in the Statements of Assets and Liabilities.

DERIVATIVE INSTRUMENTS, CONTINUED

Effect of derivative instruments on the Statements of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2011.

	Statement of Operations Location — Net Realized Gain (Loss) on:
Portfolio	Risk	Investments (Purchased Options)	Written Options	Futures contracts	Swap contracts	Foreign Currency Transactions*	Total
All Cap Core Trust	Equity contracts	—	—	$115,115	—	—	$115,115
	Total	—	—	$115,115	—	—	$115,115
Capital Appreciation Value Trust	Equity contracts	—	($963,547)	—	—	—	($963,547)
	Total	—	($963,547)	—	—	—	($963,547)
Core Allocation Plus Trust	Interest rate contracts	—	—	$216,827	—	—	$216,827
	Equity contracts	—	—	524,734	—	—	524,734
	Credit contracts	—	—	—	$23,405	—	23,405
	Foreign exchange contracts	—	—	—	—	($68,576)	(68,576)
	Total	—	—	$741,561	$23,405	($68,576)	$696,390
Health Sciences Trust	Equity contracts	($8,528)	$2,142,372	—	—	—	$2,133,844
	Total	($8,528)	$2,142,372	—	—	—	$2,133,844
Heritage Trust	Foreign exchange contracts	—	—	—	—	($21,877)	($21,877)
	Total	—	—	—	—	($21,877)	($21,877)
International Core Trust	Foreign exchange contracts	—	—	—	—	($1,282,291)	($1,282,291)
	Equity contracts	—	—	$956,553	—	—	956,553
	Total	—	—	$956,553	—	($1,282,291)	($325,738)
Mutual Shares Trust	Foreign exchange contracts	—	—	—	—	($10,170,222)	($10,170,222)
	Total	—	—	—	—	($10,170,222)	($10,170,222)
Small Cap Growth Trust	Equity contracts	—	—	$549	—	—	—
	Foreign exchange contracts	—	—	—	—	($38,297)	($38,297)
	Total	—	—	$549	—	($38,297)	($38,297)
Smaller Company Growth Trust	Equity contracts	—	—	$23,139	—	—	$23,139
	Total	—	—	$23,139	—	—	$23,139
Strategic Allocation Trust	Equity contracts	—	—	($557,759)	—	—	($557,759)
	Foreign exchange contracts	—	—	—	—	($45,706)	(45,706)
	Total	—	—	($557,759)	—	($45,706)	($603,465)
Utilities Trust	Foreign exchange contracts	—	—	—	—	($1,455,608)	($1,455,608)
	Total	—	—	—	—	($1,455,608)	($1,455,608)

*	Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statements of Operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2011.

	Statement of Operations Location — Change in Unrealized Appreciation (Depreciation) of:
Portfolio	Risk	Written Options	Futures contracts	Swap contracts	Translation of assets and liabilities in foreign currencies*	Total
All Cap Core Trust	Equity contracts	—	$36,985	—	—	$36,985
	Total	—	$36,985	—	—	$36,985
Alpha Opportunities Trust	Foreign currency contracts	—	—	—	$101,326	$101,326
	Total	—	—	—	$101,326	$101,326
Capital Appreciation Value Trust	Foreign currency contracts	$556,976	—	—	—	$556,976
	Total	$556,976	—	—	—	$556,976
Core Allocation Plus Trust	Equity contracts	—	$38,755	—	—	$38,755
	Credit contracts	—	—	($3,896)	—	(3,896)
	Foreign currency contracts	—	—	—	$12,810	12,810
	Total	—	$38,755	($3,896)	$12,810	$47,669
Health Sciences Trust	Equity contracts	($705,355)	—	—	—	($705,355)
	Total	($705,355)	—	—	—	($705,355)
Heritage Trust	Foreign currency contracts	—	—	—	$5,287	$5,287
	Total	—	—	—	$5,287	$5,287
International Core Trust	Foreign currency contracts	—	—	—	$195,963	$195,963
	Equity contracts	—	$611,458	—	—	611,458
	Total	—	$611,458	—	$195,963	$807,421
International Opportunities Trust	Foreign currency contracts	—	—	—	($2,362,834)	($2,362,834)
	Total	—	—	—	($2,362,834)	($2,362,834)
Mutual Shares Trust	Foreign currency contracts	—	—	—	($1,782,566)	($1,782,566)
	Total	—	—	—	($1,782,566)	($1,782,566)
Small Cap Growth Trust	Foreign currency contracts	—	—	—	$25,655	$25,655
	Total	—	—	—	$25,655	$25,655

DERIVATIVE INSTRUMENTS, CONTINUED

	Statement of Operations Location — Change in Unrealized Appreciation (Depreciation) of:
Portfolio	Risk	Written Options	Futures contracts	Swap contracts	Translation of assets and liabilities in foreign currencies*	Total
Smaller Company Growth Trust	Equity contracts	—	$12,473	—	—	$12,473
	Total	—	$12,473	—	—	$12,473
Strategic Allocation Trust	Equity contracts	—	$345,593	—	—	$345,593
	Foreign currency contracts	—	—	—	$15,601	$15,601
	Total	—	$345,593	—	$15,601	$361,194
Utilities Trust	Foreign currency contracts	—	—	—	($224,003)	($224,003)
	Total	—	—	—	($224,003)	($224,003)
Value & Restructuring Trust	Equity contracts	$100,745	—	—	—	$100,745
	Total	$100,745	—	—	—	$100,745

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption on the Statements of Operations.

4.  GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. The risk of material loss from such claims is considered remote.

5.  FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Portfolios. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee.  The Portfolios have an investment management agreement with the Adviser under which the Portfolios pay a daily management fee to the Adviser equivalent, on an annual basis, as detailed below. Aggregate net assets generally include the net assets of the Portfolios and the net assets of a similar fund of JHF II, unless otherwise noted below. JHF II Funds are advised by the Adviser and are distributed by an affiliate of the Adviser, John Hancock Funds, LLC.

•	All Cap Core Trust and All Cap Value Trust — a) 0.80% of the first $500 million of aggregate net assets and b) 0.75% of the excess over $500 million of aggregate net assets.

•	Alpha Opportunities Trust — a) 1.025% of the first $250 million of aggregate net assets; b) 1.00% of aggregate net assets between $250 million and $500 million; c) 0.975% of aggregate net assets between $500 million and $1 billion; and d) 0.95% of the excess over $1 billion of aggregate net assets.

•	American Fundamental Holdings Trust, American Global Diversification Trust and Core Diversified Growth & Income Trust — Aggregate net assets include the net assets of the Portfolios and the net assets of similar funds of JHF II for all the funds listed. The daily management fee paid on these assets is a) 0.05% on the first $500 million of aggregate net assets and b) 0.04% on the excess over $500 million of aggregate net assets.

•	Balanced Trust — a) 0.84% of the first $250 million of average net assets; b) 0.81% of average net assets between $250 million and $500 million; c) 0.80% of the average net assets between $500 million and $1 billion; and d) 0.78% of the excess over $1 billion of average net assets.

•	Blue Chip Growth Trust — a) 0.825% of the first $1 billion of aggregate net assets and b) 0.775% of the excess over $1 billion of aggregate net assets. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.800% on the first $1 billion of aggregate net assets.

•	Capital Appreciation Trust — a) 0.85% of the first $300 million of aggregate net assets; b) 0.80% of aggregate net assets between $300 million and $500 million; c) 0.70% of the aggregate net assets between $500 million and $1 billion; and d) 0.67% of the excess over $1 billion of aggregate net assets.

•	Capital Appreciation Value Trust — If net assets are less than $500 million, then the following fee schedule applies: a) 0.95% of the first $250 million of average net assets and b) 0.85% of the excess over $250 million of average net assets. If net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.85% of the first $1 billion of average net assets and b) 0.80% of the excess over $1 billion of average net assets. If net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.85% of the first $500 million of average net assets and b) 0.80% of the excess over $500 million of average net assets. If net assets equal or exceed $3 billion, then the advisory fee to be paid is 0.80% of average net assets.

•	Core Allocation Trust, Core Disciplined Diversification Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust and Franklin Templeton Founding Allocation Trust — The advisory fee has two components: a) a fee on net assets invested in affiliated funds (Affiliated Fund Assets) and b) a fee on net assets not invested in affiliated funds (Other Assets). Affiliated funds are any Fund of the Trust, John Hancock Funds II (JHF II) and John Hancock Funds III (JHF III) excluding Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B. In the case of Core Fundamental Holdings Trust and Core Global Diversification Trust, Affiliated Funds also includes the funds of American Fund Insurance Series. The advisory fee paid on Affiliated Fund Assets is as follows: a) 0.05% of the first $500 million of average net assets and b) 0.04% of the excess over $500 million in average net assets. The advisory fee paid on Other Assets is as follows: a) 0.50% of the first $500 million of average net assets and b) 0.49% of the excess over $500 million in average net assets.

•	Core Allocation Plus Trust — The advisory fees paid are as follows: a) 0.915% of the first $500 million of average net assets and b) 0.865% excess over $500 million of average net assets.

•	Disciplined Diversification Trust — a) 0.80% of the first $100 million of average net assets; b) 0.70% of average net assets between $100 million and $1 billion; and c) 0.65% of the excess over $1 billion of average net assets.

•	Emerging Markets Value Trust — a) 1.00% of the first $100 million of aggregate net assets and b) 0.95% excess over $100 million of aggregate net assets.

•	Equity-Income Trust — a) 0.825% of the first $1 billion of aggregate net assets and b) 0.775% of the excess over $1 billion of aggregate net assets. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.800% on the first $1 billion of aggregate net assets.

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

•	Financial Services Trust and Fundamental Value Trust — a) 0.85% of the first $50 million of aggregate net assets; b) 0.80% of aggregate net assets between $50 million and $500 million; and c) 0.75% of the excess over $500 million of aggregate net assets.

•	Fundamental All Cap Core Trust (formerly Optimized All Cap Trust) — a) 0.675% of the first $2.5 billion of average net assets and b) 0.65% excess over $2.5 billion of average net assets.

•	Fundamental Large Cap Value Trust (formerly Optimized Value Trust) — a) 0.70% of the first $500 million of aggregate net assets; b) 0.65% of aggregate net assets between $500 million and $1 billion; and c) 0.60% of the excess over $1 billion of aggregate net assets.

•	Global Trust — Aggregate net assets are the aggregate net assets of Global Trust, International Value Trust, Income Trust, Mutual Shares Trust, JHF II Global Fund, JHF II International Value Fund, JHF II Income Fund, JHF II Mutual Shares Fund and JHF II International Small Cap Fund. The advisory fees paid are as follows: a) 0.85% of the first $1 billion of aggregate net assets and b) 0.80% of the excess over $1 billion of aggregate net assets.

•	Growth Equity Trust — Aggregate nets assets are the aggregate net assets of Growth Equity Trust and the John Hancock Funds III Rainier Growth Fund. The advisory fees paid are as follows: a) 0.75% of the first $3 billion of aggregate net assets; b) 0.725% of aggregate nets assets between $3 billion and $6 billion; and c) 0.70% excess over $6 billion of aggregate net assets.

•	Health Sciences Trust — a) 1.05% of the first $500 million of average net assets and b) 1.00% excess over $500 million of average net assets.

•	Heritage Trust — a) 0.85% of the first $400 million of aggregate net assets; b) 0.825% of aggregate net assets between $400 million and $1 billion; and d) 0.80% of the excess over $1 billion of aggregate net assets.

•	International Core Trust — Aggregate net assets are the aggregate net assets of International Core Trust and JHF III International Core Fund. The advisory fees paid are as follows: a) 0.92% of the first $100 million of aggregate net assets; b) 0.895% of aggregate net assets between $100 million and $1 billion; c) 0.88% of aggregate net assets between $1 billion and $2 billion; d) 0.85% of aggregate net assets between $2 billion and $3 billion; e) 0.825% of aggregate net assets between $3 billion and $4 billion; and f) 0.80% of aggregate net assets in excess over $4 billion.

•	International Growth Stock Trust — a) 0.85% of the first $250 million of aggregate net assets; b) 0.80% of aggregate net assets between $250 million and $750 million; and c) 0.75% of the excess over $750 million of aggregate net assets.

•	International Opportunities Trust — a) 0.90% of the first $750 million of aggregate net assets; b) 0.85% of aggregate net assets between $750 million and $1.5 billion; and c) 0.80% of the excess over $1.5 billion of aggregate net assets.

•	International Small Company Trust — 0.95% of aggregate net assets.

•	International Value Trust — Aggregate net assets are the aggregate net assets of Global Trust, Income Trust, International Value Trust, Mutual Shares Trust, JHF II Global Fund, JHF II Income Fund, JHF II International Small Cap Fund, JHF II International Value Fund and JHF II Mutual Shares Fund. The advisory fees paid are as follows: a) 0.95% of the first $150 million of aggregate net assets; b) 0.85% of aggregate net assets between $150 million and $300 million; and c) 0.80% of the excess over $300 million of aggregate net assets. However, when aggregate net assets exceed $300 million, then the advisory fee rate is 0.80% of aggregate net assets.

•	Large Cap Trust — a) 0.78% of the first $250 million of aggregate net assets; b) 0.73% of aggregate net assets between $250 million and $500 million; c) 0.68% of aggregate net assets between $500 million and $750 million; and d) 0.65% of the excess over $750 million of aggregate net assets.

•	Lifestyle PS Series — The advisory fee has two components: (a) a fee on net assets invested in affiliated funds (Affiliated Fund Assets) and (b) a fee on net assets not invested in affiliated funds (Other Assets). The advisory fee paid on Affiliated Fund Assets is as follows: a) 0.05% of the first $7.5 billion of aggregate net assets and b) 0.04% of the excess over $7.5 billion in aggregate net assets. The advisory fee paid on Other Assets is as follows: a) 0.50% of the first $7.5 billion of aggregate net assets and b) 0.49% of the excess over $7.5 billion in aggregate net assets.

•	Mid Cap Stock Trust — a) 0.875% of the first $200 million of aggregate net assets; b) 0.85% of aggregate net assets between $200 million and $500 million; and c) 0.825% of the excess over $500 million of aggregate net assets.

•	Mid Cap Value Equity Trust — a) 0.875% of the first $250 million of aggregate net assets; b) 0.85% of aggregate net assets between $250 million and $500 million; c) 0.825% of aggregate net assets between $500 million and $1 billion; and d) 0.80% of the excess over $1 billion of aggregate net assets.

•	Mid Value Trust — a) 1.05% of the first $50 million of aggregate net assets and b) 0.95% of the excess over $50 million of aggregate net assets.

•	Mutual Shares Trust — a) 0.96% of the first $1 billion of aggregate net assets and b) 0.94% of the excess over $1 billion of aggregate net assets. Prior to March 25, 2011, the advisory rate was 0.96% of average net assets.

•	Natural Resources Trust — a) 1.00% of the first $1 billion of aggregate net assets and b) 0.975% of aggregate net assets between $1 billion and $2 billion; and c) 0.95% excess over $2 billion of aggregate net assets.

•	Real Estate Securities Trust — 0.70% of aggregate net assets.

•	Science & Technology Trust and Small Company Value Trust — a) 1.05% of the first $500 million of aggregate net assets and b) 1.00% excess over $500 million of aggregate net assets.

•	Small Cap Growth Trust — a) 1.10% of the first $100 million of aggregate net assets and b) 1.05% excess over $100 million of aggregate net assets.

•	Small Cap Opportunities Trust — a) 1.00% of the first $500 million of aggregate net assets; b) 0.95% of aggregate net assets between $500 million and $1 billion; c) 0.90% of aggregate net assets between $1 billion and $2 billion; and d) 0.85% of the excess over $2 billion of aggregate net assets.

•	Small Cap Value Trust — a) 1.10% of the first $100 million of aggregate net assets; b) 1.05% of aggregate net assets between $100 million and $600 million; and c) 1.00% excess over $600 million of aggregate net assets.

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

•	Small Company Growth Trust — a) 1.05% of the first $250 million of aggregate net assets and b) 1.00% of the excess over $250 million of aggregate net assets. However, when the aggregate net assets of the Portfolio, JHF II Small Company Growth Fund, Small Cap Opportunities Trust, JHF II Small Cap Opportunities Fund, International Growth Stock Trust, JHF II International Growth Stock Fund, Value Trust and JHF II Value Fund, exceed $1 billion, then the advisory rate for Small Company Growth Trust will be 1.00% of aggregate net assets.

•	Smaller Company Growth Trust — a) 1.10% of the first $125 million of aggregate net assets; b) 1.05% of aggregate net assets between $125 million and $375 million; c) 1.00% of aggregate net assets between $375 million and $1 billion; and d) 0.95% of the excess over $1 billion of aggregate net assets.

•	Strategic Allocation Trust — 0.55% of average net assets.

•	U.S. Equity Trust (formerly U.S. Multi Sector Trust) — a) 0.78% of the first $500 million of aggregate net assets; b) 0.76% of aggregate net assets between $500 million and $1 billion; and c) 0.74% of the excess over $1 billion of aggregate net assets.

•	Utilities Trust — a) 0.825% of the first $600 million of average net assets; b) 0.80% of average net assets between $600 million and $900 million; c) 0.775% of average net assets between $900 million and $1.5 billion and d) 0.70% of the excess over $1.5 billion of average net assets.

•	Value Trust — a) 0.75% of the first $200 million of aggregate net assets; b) 0.725% of aggregate net assets between $200 million and $500 million; and c) 0.65% of the excess over $500 million of aggregate net assets.

•	Value & Restructuring Trust — a) 0.825% of the first $500 million of aggregate net assets; b) 0.80% of aggregate net assets between $500 million and $1 billion; and c) 0.775% of the excess over $1 billion of aggregate net assets.

The organizations described below act as the subadvisers to the Trust and its Portfolios pursuant to Subadvisory Agreements with the Adviser. Portfolio management is allocated among the following managers:

Portfolios	Subadviser
Heritage Trust	American Century Investment Management, Inc.
Mid Cap Value Equity Trust Value & Restructuring Trust	Columbia Management Investment Advisers, LLC
Financial Services Trust Fundamental Value Trust	Davis Selected Advisers, L.P.
Real Estate Securities Trust	Deutsche Investment Management Americas, Inc.
Disciplined Diversification Trust Emerging Markets Value Trust International Small Company Trust	Dimensional Fund Advisors LP
Small Cap Opportunities Trust	Dimensional Fund Advisors LP; Invesco Advisers, Inc.
Mutual Shares Trust	Franklin Mutual Advisers, LLC.
International Core Trust U.S. Equity Trust (formerly U.S. Multi Sector Trust)	Grantham, Mayo, Van Otterloo & Co. LLC
Small Company Growth Trust Value Trust International Growth Stock Trust	Invesco Advisers, Inc.
Capital Appreciation Trust	Jennison Associates, LLC
Smaller Company Growth Trust	John Hancock Asset Management[1,2], Frontier Capital Management Company, LLC; Perimeter Capital Management
Core Diversified Growth & Income Trust
American Fundamental Holdings Trust
American Global Diversification Trust
Core Fundamental Holdings Trust
Core Global Diversification Trust
Fundamental All Cap Core Trust (formerly Optimized All Cap Trust)
Fundamental Large Cap Value Trust (formerly Optimized Value Trust)
Lifestyle Balanced PS Series
Lifestyle Conservative PS Series
Lifestyle Growth PS Series
Lifestyle Moderate PS Series
John Hancock Asset Management[1,2]
All Cap Value Trust	Lord, Abbett & Co. LLC
International Opportunities Trust	Marsico Capital Management, LLC
Utilities Trust	MFS Investment Management
All Cap Core Trust	QS Investors, LLC
Growth Equity Trust	Rainier Investment Management, Inc.
Mid Cap Value Equity Trust	RiverSource Investments, LLC

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Portfolios	Subadviser
Balanced Trust Blue Chip Growth Trust Capital Appreciation Value Trust Equity-Income Trust Health Sciences Trust Mid Value Trust Small Company Value Trust	T. Rowe Price Associates, Inc.
Science & Technology Trust	T. Rowe Price Associates, Inc. and RCM Capital Management, LLC
Global Trust	Templeton Global Advisors Limited
International Value Trust	Templeton Investment Counsel, LLC
Large Cap Trust	UBS Global Asset Management (Americas) Inc.
Alpha Opportunities Trust Core Allocation Plus Trust Mid Cap Stock Trust Natural Resources Trust Small Cap Growth Trust Small Cap Value Trust	Wellington Management Company, LLP
Core Allocation Trust Core Disciplined Diversification Trust Franklin Templeton Founding Allocation Trust	John Hancock Asset Management[1,2]

[1]	An Affiliate of the Adviser.

[2]	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

The Portfolios are not responsible for payment of the subadvisory fees. The investment management fees incurred for the six months ended June 30, 2011 were equivalent to an annual effective rate of the Portfolios’ average daily net assets as follows:

Portfolio	Annual Effective Rate
All Cap Core Trust	0.77%
All Cap Value Trust	0.78%
Alpha Opportunities Trust	0.97%
American Asset Allocation Trust	0.00%*
American Blue Chip Income and Growth Trust	0.00%*
American Bond Trust	0.00%*
American Fundamental Holdings Trust	0.04%
American Global Diversification Trust	0.04%
American Global Growth Trust	0.00%*
American Global Small Capitalization Trust	0.00%*
American Growth Trust	0.00%*
American Growth-Income Trust	0.00%*
American High-Income Bond Trust	0.00%*
American International Trust	0.00%*
American New World Trust	0.00%*
Balanced Trust	0.84%
Blue Chip Growth Trust	0.78%
Capital Appreciation Trust	0.70%
Capital Appreciation Value Trust	0.85%
Core Allocation Trust	0.05%
Core Allocation Plus Trust	0.91%
Core Disciplined Diversification Trust	0.05%
Core Diversified Growth & Income Trust	0.04%
Core Fundamental Holdings Trust	0.05%
Core Global Diversification Trust	0.05%
Disciplined Diversification Trust	0.73%
Emerging Markets Value Trust	0.95%
Equity-Income Trust	0.78%
Financial Services Trust	0.81%
Franklin Templeton Founding Allocation Trust	0.04%
Fundamental All Cap Core Trust (formerly Optimized All Cap Trust)	0.67%
Fundamental Large Cap Value Trust (formerly Optimized Value Trust)	0.69%
Fundamental Value Trust	0.76%
Global Trust	0.81%
Growth Equity Trust	0.75%
Health Sciences Trust	1.05%
Heritage Trust	0.85%
International Core Trust	0.88%
International Growth Stock Trust	0.84%
International Opportunities Trust	0.88%
International Small Company Trust	0.95%
International Value Trust	0.80%
Large Cap Trust	0.75%
Lifestyle Balanced PS Series	0.04%
Lifestyle Conservative PS Series	0.04%
Lifestyle Growth PS Series	0.04%
Lifestyle Moderate PS Series	0.04%
Mid Cap Stock Trust	0.83%
Mid Cap Value Equity Trust	0.87%
Mid Value Trust	0.95%
Mutual Shares Trust	0.96%
Natural Resources Trust	0.99%
Real Estate Securities Trust	0.70%
Science & Technology Trust	1.05%
Small Cap Growth Trust	1.06%
Small Cap Opportunities Trust	1.00%
Small Cap Value Trust	1.04%
Small Company Growth Trust	1.00%
Small Company Value Trust	1.03%
Smaller Company Growth Trust	1.06%
Strategic Allocation Trust	0.55%
U.S. Equity Trust (formerly U.S. Multi Sector Trust)	0.76%
Utilities Trust	0.83%
Value Trust	0.74%
Value & Restructuring Trust	0.81%

*	The JHT Feeder Funds do not incur investment advisory fees. For more information on these Portfolios, see Note 1.

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Expense reimbursements.  The Adviser voluntarily agrees to waive a portion of its management fee if certain expenses of the respective Portfolios exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolios’ business, advisory fees, Rule 12b-1 fees, transfer agency fees, and fees under any agreements or plans of the Portfolios dealing with services for shareholders and others with beneficial interests in shares of the Portfolios. This expense reduction will continue in effect until terminated by the Adviser.

Portfolio	Expense limitation as a percentage of average net assets
All Cap Core Trust	0.20%
All Cap Value Trust	0.20%
Alpha Opportunities Trust	0.20%
American Asset Allocation Trust	0.10%
American Blue Chip Income and Growth Trust	0.10%
American Bond Trust	0.10%
American Fundamental Holdings Trust	0.10%
American Global Diversification Trust	0.10%
American Global Growth Trust	0.10%
American Global Small Capitalization Trust	0.10%
American Growth Trust	0.10%
American Growth-Income Trust	0.10%
American High-Income Bond Trust	0.10%
American International Trust	0.10%
American New World Trust	0.10%
Balanced Trust	0.20%
Blue Chip Growth Trust	0.20%
Capital Appreciation Trust	0.20%
Capital Appreciation Value Trust	0.20%
Core Allocation Plus Trust	0.20%
Disciplined Diversification Trust	0.20%
Emerging Markets Value Trust	0.25%
Equity-Income Trust	0.20%
Financial Services Trust	0.20%
Franklin Templeton Founding Allocation Trust	0.10%
Fundamental All Cap Core Trust (formerly Optimized All Cap Trust)	0.20%
Fundamental Large Cap Value Trust (formerly Optimized Value Trust)	0.20%
Fundamental Value Trust	0.20%
Global Trust	0.25%
Growth Equity Trust	0.20%
Health Sciences Trust	0.20%
Heritage Trust	0.20%
International Core Trust	0.25%
International Growth Stock Trust	0.25%
International Opportunities Trust	0.25%
International Small Company Trust	0.25%
International Value Trust	0.25%
Large Cap Trust	0.20%
Lifestyle Balance PS Series	0.10%
Lifestyle Conservative PS Series	0.10%
Lifestyle Moderate PS Series	0.10%
Lifestyle Growth PS Series	0.10%
Mid Cap Stock Trust	0.20%
Mid Cap Value Equity Trust	0.20%
Mid Value Trust	0.20%
Mutual Shares Trust	0.20%
Natural Resources Trust	0.20%
Real Estate Securities Trust	0.20%
Science & Technology Trust	0.20%
Small Cap Growth Trust	0.20%
Small Cap Opportunities Trust	0.20%
Small Cap Value Trust	0.20%
Small Company Growth Trust	0.20%
Small Company Value Trust	0.20%
Smaller Company Growth Trust	0.20%
Strategic Allocation Trust	0.20%
U.S. Equity Trust (formerly U.S. Multi Sector Trust)	0.20%
Utilities Trust	0.20%

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Portfolio	Expense limitation as a percentage of average net assets
Value Trust	0.20%
Value & Restructuring Trust	0.20%

Effective May 31, 2011, the Adviser has contractually agreed to waive a portion of its management fee for certain Portfolios (the Participating Portfolios) of the Trust and JHF II. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the Reimbursement is calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Portfolio. This arrangement may be amended or terminated at any time by the Adviser upon notice to the Portfolios and approval of the Board of Trustees. Prior to May 31, 2011, the waiver was, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $85 billion.

The Adviser has contractually agreed to reimburse certain expenses of Core Diversified Growth & Income Trust so that these expenses do not exceed 0.10% of average daily net assets. This waiver includes all expenses except taxes, brokerage commissions, interest expense, litigation and indemnification expenses not incurred in the ordinary course of the Portfolios’ business, the advisory fee, the Rule 12b-1 fees, underlying fund expenses and short dividends. This expense reimbursement will remain in effect until April 30, 2013, and may terminate at any time thereafter.

The Adviser has contractually agreed to reimburse certain other expenses for Core Allocation Trust, Core Disciplined Diversification Trust, Core Fundamental Holdings Trust and Core Global Diversification Trust so that certain expenses do not exceed 0.07% of average daily net assets of Core Allocation Trust and Core Disciplined Diversification Trust and 0.05% of Core Fundamental Holdings Trust and Core Global Diversification Trust. This waiver includes all expenses except taxes, brokerage commissions, interest expense, litigation and indemnification expenses not incurred in the ordinary course of the Portfolios’ business, the advisory fee, the Rule 12b-1 fees, underlying fund expenses and short dividends. This expense reimbursement will remain in effect until April 30, 2013, and may terminate at any time thereafter.

The Adviser has contractually agreed to waive its management fee for Global Trust, International Value Trust, Small Cap Opportunities Trust and Smaller Company Growth Trust so that the amount retained by the Adviser after the payment of subadvisory fees does not exceed 0.45% of the Portfolio’s average daily net assets. The expense reimbursements will remain in effect until April 30, 2013, and may terminate at any time thereafter.

The Adviser has voluntarily agreed to reduce its advisory fee for Portfolios that are subadvised by T. Rowe Price by the amount that the subadvisory fee is reduced pursuant to the subadvisory agreement with T. Rowe Price. This waiver impacts the Balanced Trust, Blue Chip Growth Trust, Capital Appreciation Value Trust, Equity-Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust and Small Company Value Trust. This waiver may be terminated at any time by the Adviser.

For the six months ended June 30, 2011, the waivers under these agreements amounted to:

Portfolio Name	Expense Reductions
All Cap Core Trust	$5,258
All Cap Value Trust	5,475
Alpha Opportunities Trust	12,827
American Asset Allocation Trust	24,551
American Blue Chip Income and Growth Trust	3,863
American Bond Trust	13,132
American Global Growth Trust	2,725
American Global Small Capitalization Trust	1,460
American Growth Trust	18,121
American Growth-Income Trust	16,753
American High-Income Bond Trust	1,446
American International Trust	11,801
American New World Trust	1,368
Balanced Trust	21,491
Blue Chip Growth Trust	300,952
Capital Appreciation Trust	15,504
Capital Appreciation Value Trust	66,842
Core Allocation Trust	1,368
Core Allocation Plus Trust	3,553
Core Diversified Growth & Income Trust	19,217
Disciplined Diversification Trust	4,974
Emerging Markets Value Trust	14,718
Equity-Income Trust	336,381
Financial Services Trust	2,385
Fundamental All Cap Core Trust (formerly Optimized All Cap Trust)	19,147
Fundamental Large Cap Value Trust (formerly Optimized Value Trust)	3,102
Fundamental Value Trust	23,849
Global Trust	44,460
Growth Equity Trust	6,404
Health Sciences Trust	44,171
Heritage Trust	$1,960
International Core Trust	11,859
International Growth Stock Trust	2,197
International Opportunities Trust	6,580
International Small Company Trust	1,775
International Value Trust	14,500
Large Cap Trust	2,431
Lifestyle Balanced PS Series	11,286
Lifestyle Conservative PS Series	11,298
Lifestyle Growth PS Series	11,298
Lifestyle Moderate PS Series	11,298
Mid Cap Stock Trust	11,652
Mid Cap Value Equity Trust	1,950
Mid Value Trust	197,260
Mutual Shares Trust	9,012
Natural Resources Trust	4,050
Real Estate Securities Trust	5,662
Science & Technology Trust	69,360
Small Cap Growth Trust	6,122
Small Cap Opportunities Trust	83,304
Small Cap Value Trust	8,283
Small Company Growth Trust	1,507
Small Company Value Trust	114,523
Smaller Company Growth Trust	156,625
Strategic Allocation Trust	12,165
U.S. Equity Trust (formerly U.S. Multi Sector Trust)	11,237
Utilities Trust	2,598
Value Trust	5,186
Value & Restructuring Trust	3,924

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Expense recapture.  The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred. The table below outlines the amounts recovered during the six months ended June 30, 2011, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

Portfolio	Amounts Eligible for recovery through 12-1-2012	Amounts Eligible for recovery through 12-1-2013	Amounts Eligible for recovery through 6-1-2014	Amount recovered during the period ended 6-30-2011
Core Allocation Trust	$37,132	$27,703	$1,368	$838
Core Disciplined Diversification Trust	14,201	8,844	—	19,377
Core Diversified Growth & Income Trust	49,293	49,622	19,217	—
Core Fundamental Holdings Trust	22,390	12,237	—	12,812
Core Global Diversification Trust	9,787	7,585	—	20,675
Lifestyle Balanced PS Series	—	—	11,286	—
Lifestyle Conservative PS Series	—	—	11,298	—
Lifestyle Growth PS Series	—	—	11,298	—
Lifestyle Moderate PS Series	—	—	11,298	—
Strategic Allocation Trust	—	—	12,111	—
	$132,803	$105,991	$77,876	$53,702

Accounting and legal services.  Pursuant to a service agreement, the Portfolios reimburse the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended June 30, 2011, amounted to an annual rate of 0.01% of the Portfolios’ average daily net assets.

Distribution and service plans.  The Portfolios have a distribution agreement with the Distributor. The Portfolios have adopted distribution and service plans with respect to Series I and Series II shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Portfolios. The Portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Portfolios’ shares.

For all Portfolios except American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Fundamental Holdings Trust, American Global Diversification Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust, American New World Trust, Core Diversified Growth & Income Trust, Core Fundamental Holdings Trust and Core Global Diversification Trust:

Class	12b-1 Fee
Series I	0.05%
Series II	0.25%

For American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Fundamental Holdings Trust, American Global Diversification Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust:

Class	12b-1 Fee
Series I	0.60%
Series II	0.75%
Series III	0.25%

For Core Diversified Growth & Income Trust, Core Fundamental Holdings Trust and Core Global Diversification Trust:

Class	12b-1 Fee
Series I	0.35%
Series II	0.55%
Series III	0.15%

Trustee expenses.  The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Portfolio based on its average daily net assets.

6.  FUND SHARE TRANSACTIONS Transactions in the Portfolio shares for the six months ended June 30, 2011, and for the year ended December 31, 2010, were as follows:

All Cap Core Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	60,548	$1,072,112	46,555	$699,527
Distributions reinvested	—	—	52,008	833,811
Repurchased	(415,419)	(7,276,294)	(966,450)	(14,577,926)
Net decrease	(354,871)	($6,204,182)	(867,887)	($13,044,588)
Series II shares
Sold	11,127	$197,744	25,153	$386,931
Distributions reinvested	—	—	4,350	69,359
Repurchased	(42,906)	(750,934)	(124,413)	(1,839,903)
Net decrease	(31,779)	($553,190)	(94,910)	($1,383,613)
Series NAV shares
Sold	100,642	$1,795,087	142,836	$2,078,725
Distributions reinvested	—	—	184,693	2,964,654
Repurchased	(1,054,642)	(18,683,182)	(990,450)	(15,866,835)
Net decrease	(954,000)	($16,888,095)	(662,921)	($10,823,456)
Net decrease	(1,340,650)	($23,645,467)	(1,625,718)	($25,251,657)

All Cap Value Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	218,761	$1,906,187	331,862	$2,421,660
Distributions reinvested	—	—	15,546	126,574
Repurchased	(424,016)	(3,704,598)	(1,041,468)	(7,667,476)
Net decrease	(205,255)	($1,798,411)	(694,060)	($5,119,242)
Series II shares
Sold	167,396	$1,473,696	156,370	$1,150,798
Distributions reinvested	—	—	5,951	48,394
Repurchased	(362,221)	(3,162,602)	(796,623)	(5,880,543)
Net decrease	(194,825)	($1,688,906)	(634,302)	($4,681,351)
Series NAV shares
Sold	9,241,383	$79,749,989	35,897,428	$251,039,100
Distributions reinvested	—	—	129,247	1,061,282
Repurchased	(980,661)	(8,624,746)	(3,963,977)	(30,617,681)
Net increase	8,260,722	$71,125,243	32,062,698	$221,482,701
Net increase	7,860,642	$67,637,926	30,734,336	$211,682,108

Alpha Opportunities Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	14,718	$235,349	10,188	$158,212
Distributions reinvested	—	—	1,751	22,848
Repurchased	(11,861)	(196,384)	(2,556)	(38,485)
Net increase	2,857	$38,965	9,383	$142,575
Series NAV shares
Sold	644,982	$10,230,662	18,205,993	$243,101,297
Distributions reinvested	—	—	7,280,016	95,121,262
Repurchased	(2,595,501)	(41,956,171)	(6,484,950)	(94,911,989)
Net increase (decrease)	(1,950,519)	($31,725,509)	19,001,059	$243,310,570
Net increase (decrease)	(1,947,662)	($31,686,544)	19,010,442	$243,453,145

American Asset Allocation Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	92,874	$1,056,833	224,434	$2,348,464
Distributions reinvested	—	—	304,690	3,342,692
Repurchased	(1,521,080)	(17,390,220)	(3,068,167)	(31,239,095)
Net decrease	(1,428,206)	($16,333,387)	(2,539,043)	($25,547,939)
Series II shares
Sold	104,661	$1,186,249	643,170	$6,473,441
Distributions reinvested	—	—	1,825,345	20,018,786
Repurchased	(6,211,782)	(70,941,754)	(11,162,791)	(113,998,960)
Net decrease	(6,107,121)	($69,755,505)	(8,694,276)	($87,506,733)
Series III shares
Sold	102,752	$1,165,089	364,935	$3,721,261
Distributions reinvested	—	—	259,373	2,845,185
Repurchased	(530,490)	(6,046,029)	(1,070,954)	(10,857,436)
Net decrease	(427,738)	($4,880,940)	(446,646)	($4,290,990)
Net decrease	(7,963,065)	($90,969,832)	(11,679,965)	($117,345,662)

FUND SHARE TRANSACTIONS, CONTINUED

American Blue Chip Income and Growth Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	225,716	$2,684,966	2,115,259	$22,652,571
Distributions reinvested	—	—	47,388	537,613
Repurchased	(246,165)	(2,876,616)	(1,136,234)	(12,293,459)
Net increase (decrease)	(20,449)	($191,650)	1,026,413	$10,896,725
Series II shares
Sold	202,172	$2,374,521	269,503	$2,838,653
Distributions reinvested	—	—	79,594	902,767
Repurchased	(744,856)	(8,741,825)	(1,202,437)	(12,543,778)
Net decrease	(542,684)	($6,367,304)	(853,340)	($8,802,358)
Series III shares
Sold	1,003,553	$11,714,845	3,379,774	$34,814,108
Distributions reinvested	—	—	211,105	2,390,787
Repurchased	(78,806)	(922,351)	(725,374)	(7,957,664)
Net increase	924,747	$10,792,494	2,865,505	$29,247,231
Net increase	361,614	$4,233,540	3,038,578	$31,341,598

American Bond Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	91,630	$1,124,972	193,556	$2,350,359
Distributions reinvested	—	—	20,156	242,930
Repurchased	(204,470)	(2,476,272)	(281,695)	(3,467,263)
Net decrease	(112,840)	($1,351,300)	(67,983)	($873,974)
Series II shares
Sold	1,441,734	$17,479,755	7,573,585	$92,987,523
Distributions reinvested	—	—	1,479,830	17,820,965
Repurchased	(5,597,816)	(68,322,481)	(12,667,895)	(154,633,843)
Net decrease	(4,156,082)	($50,842,726)	(3,614,480)	($43,825,355)
Series III shares
Sold	1,806,457	$21,988,936	5,408,380	$66,074,523
Distributions reinvested	—	—	459,249	5,525,698
Repurchased	(237,007)	(2,925,423)	(1,101,121)	(13,458,478)
Net increase	1,569,450	$19,063,513	4,766,508	$58,141,743
Net increase (decrease)	(2,699,472)	($33,130,513)	1,084,045	$13,442,414

American Fundamental Holdings Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	72,832	$772,270	230,505	$2,221,560
Distributions reinvested	—	—	3,974	41,056
Repurchased	(93,078)	(978,264)	(6,184)	(61,970)
Net increase (decrease)	(20,246)	($205,994)	228,295	$2,200,646
Series II shares
Sold	70,922	$739,001	193,777	$1,886,389
Distributions reinvested	—	—	1,447,983	14,972,147
Repurchased	(4,999,108)	(53,027,133)	(7,588,558)	(73,833,973)
Net decrease	(4,928,186)	($52,288,132)	(5,946,798)	($56,975,437)
Series III shares
Sold	81,215	$860,732	277,720	$2,709,647
Distributions reinvested	—	—	109,007	1,126,045
Repurchased	(183,122)	(1,945,311)	(309,102)	(2,995,409)
Net increase (decrease)	(101,907)	($1,084,579)	77,625	$840,283
Net decrease	(5,050,339)	($53,578,705)	(5,640,878)	($53,934,508)

American Global Diversification Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	458,687	$4,845,526	641,263	$6,328,765
Distributions reinvested	—	—	10,768	112,096
Repurchased	(86,945)	(919,129)	(156,581)	(1,616,687)
Net increase	371,742	$3,926,397	495,450	$4,824,174
Series II shares
Sold	12,880	$136,122	208,061	$2,038,469
Distributions reinvested	—	—	1,464,998	15,250,630
Repurchased	(4,934,252)	(52,493,671)	(7,475,814)	(71,984,806)
Net decrease	(4,921,372)	($52,357,549)	(5,802,755)	($54,695,707)
Series III shares
Distributions reinvested	—	—	204	$2,120
Net increase	—	—	204	$2,120
Net decrease	(4,549,630)	($48,431,152)	(5,307,101)	($49,869,413)

FUND SHARE TRANSACTIONS, CONTINUED

American Global Growth Trust	Six months ended 6-30-11		Year ended 12-31-10[1]
	Shares	Amount	Shares	Amount
Series I shares
Sold	30,038	$352,187	30,704	$346,692
Distributions reinvested	—	—	304	3,412
Repurchased	(4,293)	(50,062)	—	—
Net increase	25,745	$302,125	31,008	$350,104
Series II shares
Sold	188,834	$2,164,027	1,267,371	$12,556,537
Distributions reinvested	—	—	157,322	1,759,775
Repurchased	(1,729,791)	(20,143,817)	(2,935,956)	(30,049,761)
Net decrease	(1,540,957)	($17,979,790)	(1,511,263)	($15,733,449)
Series III shares
Sold	36,249	$421,104	71,846	$733,038
Distributions reinvested	—	—	3,877	43,346
Repurchased	(15,506)	(182,729)	(8,709)	(88,173)
Net increase	20,743	$238,375	67,014	$688,211
Net decrease	(1,494,469)	($17,439,290)	(1,413,241)	($14,695,134)

1	The inception date for Series I shares is 11-5-10.

American Global Small Capitalization Trust	Six months ended 6-30-11		Year ended 12-31-10[1]
	Shares	Amount	Shares	Amount
Series I shares[1]
Sold	21,070	$214,420	8,044	$79,918
Distributions reinvested	—	—	91	921
Repurchased	(4,164)	(41,356)	(8)	(79)
Net increase	16,906	$173,064	8,127	$80,760
Series II shares
Sold	223,809	$2,268,843	1,197,283	$10,883,519
Distributions reinvested	—	—	105,181	1,021,975
Repurchased	(1,187,894)	(12,067,814)	(2,345,314)	(20,441,125)
Net decrease	(964,085)	($9,798,971)	(1,042,850)	($8,535,631)
Series III shares
Sold	153,727	$1,562,072	230,218	$1,936,105
Distributions reinvested	—	—	62,162	609,291
Repurchased	(83,441)	(848,976)	(558,337)	(5,214,395)
Net increase (decrease)	70,286	$713,096	(265,957)	($2,668,999)
Net decrease	(876,893)	($8,912,811)	(1,300,680)	($11,123,870)

1	The inception date for Series I shares is 11-5-10.

American Growth Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	471,278	$7,811,419	1,231,457	$17,291,403
Distributions reinvested	—	—	21,483	332,471
Repurchased	(655,350)	(10,618,663)	(1,278,072)	(17,308,163)
Net decrease	(184,072)	($2,807,244)	(25,132)	$315,711
Series II shares
Sold	814,317	$13,321,654	1,804,161	$22,498,253
Distributions reinvested	—	—	135,820	2,078,031
Repurchased	(7,089,540)	(115,930,403)	(15,769,444)	(220,958,229)
Net decrease	(6,275,223)	($102,608,749)	(13,829,463)	($196,381,945)
Series III shares
Sold	497,251	$8,102,725	1,497,958	$20,328,727
Distributions reinvested	—	—	36,861	571,234
Repurchased	(158,963)	(2,634,740)	(487,961)	(7,266,840)
Net increase	338,288	$5,467,985	1,046,858	$13,633,121
Net decrease	(6,121,007)	($99,948,008)	(12,807,737)	($182,433,113)

American Growth-Income Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	38,232	$584,977	127,710	$1,726,237
Distributions reinvested	—	—	170,027	2,524,019
Repurchased	(1,385,065)	(21,333,769)	(3,085,388)	(41,995,483)
Net decrease	(1,346,833)	($20,748,792)	(2,787,651)	($37,745,227)
Series II shares
Sold	182,297	$2,827,399	3,252,987	$39,988,925
Distributions reinvested	—	—	587,877	8,704,616
Repurchased	(4,954,921)	(76,159,192)	(11,099,063)	(153,523,455)
Net decrease	(4,772,624)	($73,331,793)	(7,258,199)	($104,829,914)
Series III shares
Sold	79,985	$1,229,545	547,374	$7,092,799
Distributions reinvested	—	—	74,904	1,110,111
Repurchased	(145,044)	(2,235,790)	(455,319)	(6,406,065)
Net increase (decrease)	(65,059)	($1,006,245)	166,959	$1,796,845
Net decrease	(6,184,516)	($95,086,830)	(9,878,891)	($140,778,296)

FUND SHARE TRANSACTIONS, CONTINUED

American High-Income Bond Trust	Six months ended 6-30-11		Year ended 12-31-10[1]
	Shares	Amount	Shares	Amount
Series I shares
Sold	96,311	$1,098,933	2,774	$32,357
Distributions reinvested	—	—	197	2,153
Repurchased	(9,462)	(107,089)	(1)	(8)
Net increase	86,849	$991,844	2,970	$34,502
Series II shares
Sold	294,545	$3,340,198	1,239,235	$13,674,316
Distributions reinvested	—	—	368,035	4,015,278
Repurchased	(675,277)	(7,615,692)	(1,589,093)	(16,968,498)
Net increase (decrease)	(380,732)	($4,275,494)	18,177	$721,096
Series III shares
Sold	81,983	$925,149	2,095,232	$22,329,810
Distributions reinvested	—	—	265,702	2,893,513
Repurchased	(102,705)	(1,166,269)	(165,717)	(1,765,428)
Net increase (decrease)	(20,722)	($241,120)	2,195,217	$23,457,895
Net increase (decrease)	(314,605)	($3,524,770)	2,216,364	$24,213,493

1	The inception date for Series I shares is 11-5-10.

American International Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	258,795	$4,349,027	1,355,792	$20,674,996
Distributions reinvested	—	—	111,981	1,822,161
Repurchased	(1,048,029)	(17,891,392)	(818,503)	(12,485,498)
Net increase (decrease)	(789,234)	($13,542,365)	649,270	$10,011,659
Series II shares
Sold	164,649	$2,781,326	3,606,351	$51,631,587
Distributions reinvested	—	—	631,565	10,267,844
Repurchased	(3,812,483)	(63,949,170)	(8,722,656)	(132,816,070)
Net decrease	(3,647,834)	($61,167,844)	(4,484,740)	($70,916,639)
Series III shares
Sold	470,626	$7,871,133	1,447,662	$21,725,860
Distributions reinvested	—	—	38,014	616,888
Repurchased	(14,444)	(245,203)	(119,166)	(1,884,163)
Net increase	456,182	$7,625,930	1,366,510	$20,458,585
Net decrease	(3,980,886)	($67,084,279)	(2,468,960)	($40,446,395)

American New World Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	121,928	$1,663,259	593,316	$7,474,308
Distributions reinvested	—	—	6,428	88,044
Repurchased	(98,817)	(1,338,908)	(146,763)	(1,823,040)
Net increase	23,111	$324,351	452,981	$5,739,312
Series II shares
Sold	504,468	$6,969,935	2,084,485	$26,209,706
Distributions reinvested	—	—	66,872	914,849
Repurchased	(1,087,768)	(14,842,407)	(1,766,867)	(21,552,261)
Net increase (decrease)	(583,300)	($7,872,472)	384,490	$5,572,294
Series III shares
Sold	33,493	$458,699	68,186	$831,156
Distributions reinvested	—	—	2,757	37,654
Repurchased	(14,708)	(205,696)	(5,039)	(62,531)
Net increase	18,785	$253,003	65,904	$806,279
Net increase (decrease)	(541,404)	($7,295,118)	903,375	$12,117,885

Balanced Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	7,161	$120,552	38,310	$589,480
Distributions reinvested	—	—	789	12,218
Repurchased	(2,350)	(39,514)	(5,329)	(81,502)
Net increase	4,811	$81,038	33,770	$520,196
Series NAV shares
Sold	1,500,494	$25,363,612	3,759,948	$57,412,026
Distributions reinvested	—	—	106,679	1,656,003
Repurchased	(13,669)	(226,416)	(175,336)	(2,577,104)
Net increase	1,486,825	$25,137,196	3,691,291	$56,490,925
Net increase	1,491,636	$25,218,234	3,725,061	$57,011,121

FUND SHARE TRANSACTIONS, CONTINUED

Blue Chip Growth Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	36,702	$778,285	141,121	$2,511,049
Distributions reinvested	—	—	15,405	263,895
Repurchased	(1,521,033)	(32,231,230)	(3,177,902)	(56,287,174)
Net decrease	(1,484,331)	($31,452,945)	(3,021,376)	($53,512,230)
Series II shares
Sold	198,984	$4,147,689	445,428	$7,903,350
Distributions reinvested	—	—	4,023	68,643
Repurchased	(656,248)	(13,840,008)	(1,198,473)	(21,333,649)
Net decrease	(457,264)	($9,692,319)	(749,022)	($13,361,656)
Series NAV shares
Sold	806,242	$16,735,893	9,790,959	$165,258,750
Distributions reinvested	—	—	66,174	1,130,905
Repurchased	(3,000,011)	(64,163,749)	(7,713,826)	(145,250,170)
Net increase (decrease)	(2,193,769)	($47,427,856)	2,143,307	$21,139,485
Net decrease	(4,135,364)	($88,573,120)	(1,627,091)	($45,734,401)

Capital Appreciation Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	136,181	$1,376,574	677,610	$6,039,919
Issued in reorganization (Note 11)	—	—	9,760,148	90,048,368
Distributions reinvested	—	—	28,831	269,241
Repurchased	(2,299,735)	(23,860,284)	(3,881,513)	(34,337,740)
Net increase (decrease)	(2,163,554)	($22,483,710)	6,585,076	$62,019,788
Series II shares
Sold	292,297	$2,932,999	657,362	$5,950,307
Issued in reorganization (Note 11)	—	—	1,469,261	13,436,355
Distributions reinvested	—	—	1,974	16,763
Repurchased	(1,040,503)	(10,740,093)	(1,656,499)	(14,315,578)
Net increase (decrease)	(748,206)	($7,807,094)	472,098	$5,087,847
Series NAV shares
Sold	1,039,712	$10,640,223	1,768,692	$15,632,042
Issued in reorganization (Note 11)	—	—	172,234	1,589,113
Distributions reinvested	—	—	150,158	1,417,013
Repurchased	(4,116,536)	(43,444,358)	(8,385,517)	(78,293,449)
Net decrease	(3,076,824)	($32,804,135)	(6,294,433)	($59,655,281)
Net increase (decrease)	(5,988,584)	($63,094,939)	762,741	$7,452,354

Capital Appreciation Value Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	4,656	$55,968	77,939	$912,094
Distributions reinvested	—	—	10,564	121,593
Repurchased	(23,725)	(283,366)	(54,004)	(631,093)
Net increase (decrease)	(19,069)	($227,398)	34,499	$402,594
Series II shares
Sold	44,414	$534,491	235,944	$2,785,600
Distributions reinvested	—	—	3,458,373	39,769,298
Repurchased	(1,512,572)	(18,117,220)	(3,983,423)	(47,297,017)
Net decrease	(1,468,158)	($17,582,729)	(289,106)	($4,742,119)
Series NAV shares
Sold	406,116	$4,889,529	241,157	$2,887,500
Distributions reinvested	—	—	52,268	600,584
Repurchased	(241,076)	(2,889,655)	(95,329)	(1,096,328)
Net increase	165,040	$1,999,874	198,096	$2,391,756
Net decrease	(1,322,187)	($15,810,253)	(56,511)	($1,947,769)

Core Allocation Trust	Six months ended 6-30-11		Year ended 12-31-10[1]
	Shares	Amount	Shares	Amount
Series I shares
Sold	134,433	$2,221,095	400,078	$6,058,229
Distributions reinvested	—	—	16,962	266,498
Repurchased	(49,447)	(810,986)	(15,190)	(231,395)
Net increase	84,986	$1,410,109	401,850	$6,093,332
Series II shares
Sold	1,878,144	$31,050,586	3,033,350	$46,060,544
Distributions reinvested	—	—	116,008	1,820,921
Repurchased	(154,726)	(2,545,694)	(440,180)	(6,498,773)
Net increase	1,723,418	$28,504,892	2,709,178	$41,382,692
Series NAV shares
Sold	1,541	$25,000	1,607	$25,000
Distributions reinvested	—	—	46	730
Repurchased	(8)	(131)	—	—
Net increase	1,533	$24,869	1,653	$25,730
Net increase	1,809,937	$29,939,870	3,112,681	$47,501,754

1	The inception date for Series NAV shares is 4-30-10.

FUND SHARE TRANSACTIONS, CONTINUED

Core Allocation Plus Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	28,484	$321,935	154,655	$1,586,466
Distributions reinvested	—	—	67,408	697,340
Repurchased	(98,288)	(1,112,830)	(184,852)	(1,916,682)
Net increase (decrease)	(69,804)	($790,895)	37,211	$367,124
Series II shares
Sold	11,346	$128,636	248,379	$2,566,010
Distributions reinvested	—	—	384,263	3,959,882
Repurchased	(640,771)	(7,232,923)	(1,313,899)	(13,438,417)
Net decrease	(629,425)	($7,104,287)	(681,257)	($6,912,525)
Series NAV shares
Sold	1,745,960	$19,764,297	3,049,562	$31,608,824
Distributions reinvested	—	—	121,144	1,261,309
Repurchased	(30,898)	(343,423)	(214,768)	(2,167,480)
Net increase	1,715,062	$19,420,874	2,955,938	$30,702,653
Net increase	1,015,833	$11,525,692	2,311,892	$24,157,252

Core Disciplined Diversification Trust	Six months ended 6-30-11		Year ended 12-31-10[1]
	Shares	Amount	Shares	Amount
Series II shares
Sold	2,817,960	$48,897,605	5,051,481	$81,198,236
Distributions reinvested	—	—	161,968	2,700,490
Repurchased	(315,639)	(5,447,513)	(330,520)	(5,000,839)
Net increase	2,502,321	$43,450,092	4,882,929	$78,897,887
Series NAV shares
Sold	—	—	1,548	$25,000
Distributions reinvested	—	—	34	564
Net increase	—	—	1,582	$25,564
Net increase	2,502,321	$43,450,092	4,884,511	$78,923,451

1 The inception date for Series NAV shares is 4-30-10.

Core Diversified Growth & Income Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	70,709	$880,653	143,524	$1,657,694
Distributions reinvested	—	—	3,558	42,541
Repurchased	(13,711)	(171,019)	(52,032)	(593,427)
Net increase	56,998	$709,634	95,050	$1,106,808
Series II shares
Sold	322	$3,920	—	—
Distributions reinvested	—	—	1,026	$12,196
Net increase	322	$3,920	1,026	$12,196
Series III shares
Distributions reinvested	—	—	179	$2,142
Net increase	—	—	179	$2,142
Series NAV shares
Distributions reinvested	—	—	193	$2,297
Net increase	—	—	193	$2,297
Net increase	57,320	$713,554	96,448	$1,123,443

Core Fundamental Holdings Trust	Six months ended 6-30-11		Year ended 12-31-10[1]
	Shares	Amount	Shares	Amount
Series I shares
Sold	—	—	1,633	$25,000
Distributions reinvested	—	—	39	603
Net increase	—	—	1,672	$25,603
Series II shares
Sold	2,201,668	$35,457,935	7,442,132	$111,782,928
Distributions reinvested	—	—	290,805	4,503,590
Repurchased	(271,788)	(4,386,188)	(405,188)	(5,992,152)
Net increase	1,929,880	$31,071,747	7,327,749	$110,294,366
Series III shares
Sold	199,749	$3,212,628	639,541	$9,630,163
Distributions reinvested	—	—	29,845	462,915
Repurchased	(77,247)	(1,247,423)	(58,024)	(867,558)
Net increase	122,502	$1,965,205	611,362	$9,225,520
Net increase	2,052,382	$33,036,952	7,940,783	$119,545,489

1	The inception date for Series I shares is 4-30-10.

FUND SHARE TRANSACTIONS, CONTINUED

Core Global Diversification Trust	Six months ended 6-30-11		Year ended 12-31-10[1]
	Shares	Amount	Shares	Amount
Series I shares
Sold	9,174	$150,000	1,613	$25,000
Distributions reinvested	—	—	48	759
Repurchased	(45)	(742)	—	—
Net increase	9,129	$149,258	1,661	$25,759
Series II shares
Sold	2,799,779	$45,942,718	9,214,998	$142,549,254
Distributions reinvested	—	—	434,728	6,822,320
Repurchased	(488,126)	(7,967,597)	(724,943)	(10,723,860)
Net increase	2,311,653	$37,975,121	8,924,783	$138,647,714
Series III shares
Sold	172,805	$2,831,772	639,115	$9,791,445
Distributions reinvested	—	—	29,895	469,764
Repurchased	(75,570)	(1,231,860)	(60,974)	(956,156)
Net increase	97,235	$1,599,912	608,036	$9,305,053
Net increase	2,418,017	$39,724,291	9,534,480	$147,978,526

1	The inception date for Series I shares is 4-30-10.

Disciplined Diversification Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,611	$20,589	25,067	$289,540
Distributions reinvested	—	—	312	3,828
Repurchased	(5,648)	(71,387)	(12,249)	(136,629)
Net increase (decrease)	(4,037)	($50,798)	13,130	$156,739
Series II shares
Sold	78,671	$996,375	399,190	$4,523,073
Distributions reinvested	—	—	257,905	3,164,499
Repurchased	(1,259,630)	(16,052,707)	(1,226,126)	(14,035,582)
Net decrease	(1,180,959)	($15,056,332)	(569,031)	($6,348,010)
Series NAV shares
Sold	2,342,186	$29,684,478	4,356,081	$50,870,511
Distributions reinvested	—	—	129,274	1,583,608
Repurchased	(176,934)	(2,229,735)	(214,051)	(2,438,467)
Net increase	2,165,252	$27,454,743	4,271,304	$50,015,652
Net increase	980,256	$12,347,613	3,715,403	$43,824,381

Emerging Markets Value Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	52,104	$815,362	351,658	$5,147,997
Distributions reinvested	—	—	20,217	282,470
Repurchased	(123,410)	(1,906,867)	(290,567)	(3,992,271)
Net increase (decrease)	(71,306)	($1,091,505)	81,308	$1,438,196
Series NAV shares
Sold	3,022,374	$46,484,269	1,983,106	$28,539,661
Distributions reinvested	—	—	2,983,678	41,340,336
Repurchased	(1,849,131)	(29,447,698)	(12,970,490)	(180,974,573)
Net increase (decrease)	1,173,243	$17,036,571	(8,003,706)	($111,094,576)
Net increase (decrease)	1,101,937	$15,945,066	(7,922,398)	($109,656,380)

Equity-Income Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	59,237	$858,741	401,543	$5,056,504
Issued in reorganization (Note X)	1,913,143	28,719,859	—	—
Distributions reinvested	—	—	461,138	6,241,056
Repurchased	(2,229,107)	(32,334,493)	(4,416,226)	(55,872,703)
Net decrease	(256,727)	($2,755,893)	(3,553,545)	($44,575,143)
Series II shares
Sold	353,373	$5,091,045	797,322	$10,050,348
Issued in reorganization (Note X)	1,774,923	26,568,392	—	—
Distributions reinvested	—	—	209,057	2,821,093
Repurchased	(1,080,699)	(15,559,216)	(2,233,352)	(27,890,679)
Net increase (decrease)	1,047,597	$16,100,221	(1,226,973)	($15,019,238)
Series NAV shares
Sold	584,830	$6,567,422	3,541,295	$43,668,022
Issued in reorganization (Note X)	9,388,950	140,571,143	—	—
Distributions reinvested	—	—	1,958,752	26,431,778
Repurchased	(3,048,732)	(44,123,644)	(15,960,213)	(205,327,044)
Net increase (decrease)	6,925,048	$103,014,921	(10,460,166)	($135,227,244)
Net increase (decrease)	7,715,918	$116,359,249	(15,240,684)	($194,821,625)

FUND SHARE TRANSACTIONS, CONTINUED

Financial Services Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	198,718	$2,383,724	8,142,664	$93,137,767
Distributions reinvested	—	—	32,447	381,257
Repurchased	(1,164,914)	(14,117,978)	(1,881,692)	(20,236,608)
Net increase (decrease)	(966,196)	($11,734,254)	6,293,419	$73,282,416
Series II shares
Sold	53,737	$641,576	211,367	$2,342,662
Distributions reinvested	—	—	3,403	39,843
Repurchased	(352,164)	(4,207,529)	(697,754)	(7,406,141)
Net decrease	(298,427)	($3,565,953)	(482,984)	($5,023,636)
Series NAV shares
Sold	138,737	$1,667,520	277,858	$3,046,264
Distributions reinvested	—	—	6,728	78,916
Repurchased	(255,057)	(3,092,300)	(758,405)	(8,214,984)
Net decrease	(116,320)	($1,424,780)	(473,819)	($5,089,804)
Net increase (decrease)	(1,380,943)	($16,724,987)	5,336,616	$63,168,976

Franklin Templeton Founding Allocation Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	51,038	$532,787	256,206	$2,432,775
Distributions reinvested	—	—	170,651	1,696,076
Repurchased	(249,917)	(2,622,433)	(363,927)	(3,404,652)
Net increase (decrease)	(198,879)	($2,089,646)	62,930	$724,199
Series II shares
Sold	76,238	$818,037	119,878	$1,092,330
Distributions reinvested	—	—	4,620,841	46,017,560
Repurchased	(8,722,669)	(91,253,488)	(16,078,621)	(152,344,513)
Net decrease	(8,646,431)	($90,435,451)	(11,337,902)	($105,234,623)
Series NAV shares
Sold	150,168	$1,571,264	398,246	$3,840,404
Distributions reinvested	—	—	29,015	288,381
Repurchased	(94,386)	(982,283)	(144,686)	(1,419,367)
Net increase	55,782	$588,981	282,575	$2,709,418
Net decrease	(8,789,528)	($91,936,116)	(10,992,397)	($101,801,006)

Fundamental All Cap Core Trust (formerly Optimized All Cap Trust)	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	262,298	$3,483,220	1,051,233	$11,992,066
Distributions reinvested	—	—	122,883	1,521,548
Repurchased	(1,060,125)	(14,329,461)	(2,349,498)	(26,670,376)
Net decrease	(797,827)	($10,846,241)	(1,175,382)	($13,156,762)
Series II shares
Sold	15,142	$202,344	186,936	$2,046,685
Distributions reinvested	—	—	50,521	623,124
Repurchased	(520,477)	(7,057,422)	(1,083,837)	(12,380,211)
Net decrease	(505,335)	($6,855,078)	(846,380)	($9,710,402)
Series NAV shares
Sold	256,465	$3,434,615	732,296	$8,211,525
Distributions reinvested	—	—	1,041,070	12,947,911
Repurchased	(4,747,430)	(64,557,319)	(11,858,050)	(135,598,098)
Net decrease	(4,490,965)	($61,122,704)	(10,084,684)	($114,438,662)
Net decrease	(5,794,127)	($78,824,023)	(12,106,446)	($137,305,826)

Fundamental Large Cap Value Trust (formerly Optimized Value Trust)	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	433	$4,568	415,513	$3,538,780
Distributions reinvested	—	—	602	5,818
Repurchased	(7,622)	(80,576)	(456,273)	(3,959,544)
Net decrease	(7,189)	($76,008)	(40,158)	($414,946)
Series II shares
Sold	103,933	$1,076,787	52,350	$463,199
Distributions reinvested	—	—	23,650	229,948
Repurchased	(182,039)	(1,923,314)	(261,890)	(2,358,797)
Net decrease	(78,106)	($846,527)	(185,890)	($1,665,650)
Series NAV shares
Sold	4,093,690	$42,202,518	252,250	$2,170,314
Distributions reinvested	—	—	390,296	3,754,368
Repurchased	(828,892)	(8,711,412)	(10,892,619)	(95,060,425)
Net increase (decrease)	3,264,798	$33,491,106	(10,250,073)	($89,135,743)
Net increase (decrease)	3,179,503	$32,568,571	(10,476,121)	($91,216,339)

FUND SHARE TRANSACTIONS, CONTINUED

Fundamental Value Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	17,624	$250,969	110,397	$1,412,084
Distributions reinvested	—	—	328,383	4,561,200
Repurchased	(2,739,707)	(40,526,564)	(5,461,105)	(71,056,590)
Net decrease	(2,722,083)	($40,275,595)	(5,022,325)	($65,083,306)
Series II shares
Sold	304,362	$4,454,326	663,254	$8,132,945
Distributions reinvested	—	—	211,214	2,922,047
Repurchased	(1,961,151)	(28,942,886)	(4,419,481)	(58,065,885)
Net decrease	(1,656,789)	($24,488,560)	(3,545,013)	($47,010,893)
Series NAV shares
Sold	860,894	$12,492,783	1,753,487	$21,487,493
Distributions reinvested	—	—	807,441	11,168,651
Repurchased	(1,841,490)	(27,312,563)	(14,206,708)	(183,743,726)
Net decrease	(980,596)	($14,819,780)	(11,645,780)	($151,087,582)
Net decrease	(5,359,468)	($79,583,935)	(20,213,118)	($263,181,781)

Global Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	44,295	$674,703	366,937	$4,600,820
Distributions reinvested	—	—	183,763	2,642,929
Repurchased	(778,944)	(12,026,394)	(1,599,916)	(21,586,346)
Net decrease	(734,649)	($11,351,691)	(1,049,216)	($14,342,597)
Series II shares
Sold	94,572	$1,458,664	124,952	$1,699,936
Distributions reinvested	—	—	30,039	431,470
Repurchased	(223,671)	(3,428,990)	(419,265)	(5,571,454)
Net decrease	(129,099)	($1,970,326)	(264,274)	($3,440,048)
Series NAV shares
Sold	35,476	$521,724	791,061	$10,422,848
Distributions reinvested	—	—	507,376	7,284,844
Repurchased	(2,485,261)	(38,320,220)	(3,378,469)	(46,815,099)
Net decrease	(2,449,785)	($37,798,496)	(2,080,032)	($29,107,407)
Net decrease	(3,313,533)	($51,120,513)	(3,393,522)	($46,890,052)

Growth Equity Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	237,268	$2,745,213	464,006	$4,356,722
Distributions reinvested	—	—	120,246	1,292,174
Repurchased	(304,389)	(3,692,354)	(16,418,510)	(161,546,761)
Net decrease	(67,121)	($947,141)	(15,834,258)	($155,897,865)

Health Sciences Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	595,302	$10,270,110	316,718	$4,522,969
Repurchased	(257,051)	(4,395,729)	(971,185)	(13,539,458)
Net increase (decrease)	338,251	$5,874,381	(654,467)	($9,016,489)
Series II shares
Sold	348,259	$6,056,551	532,176	$7,335,685
Repurchased	(430,461)	(7,181,910)	(870,661)	(11,725,945)
Net decrease	(82,202)	($1,125,359)	(338,485)	($4,390,260)
Series NAV shares
Sold	387,272	$6,881,655	298,801	$4,179,993
Repurchased	(180,103)	(3,126,642)	(456,860)	(6,346,526)
Net increase (decrease)	207,169	$3,755,013	(158,059)	($2,166,533)
Net increase (decrease)	463,218	$8,504,035	(1,151,011)	($15,573,282)

Heritage Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	90,787	$1,208,799	175,232	$1,868,733
Repurchased	(538,142)	(7,577,136)	(2,485,817)	(29,015,606)
Net decrease	(447,355)	($6,368,337)	(2,310,585)	($27,146,873)

FUND SHARE TRANSACTIONS, CONTINUED

International Core Trust	Six months ended 6-30-11		Period ended 12-31-10[1]
	Shares	Amount	Shares	Amount
Series I shares
Sold	148,399	$1,568,710	282,515	$2,544,871
Distributions reinvested	—	—	112,488	1,074,707
Repurchased	(537,457)	(5,488,247)	(1,297,186)	(11,579,039)
Net decrease	(389,058)	($3,919,537)	(902,183)	($7,959,461)
Series II shares
Sold	219,232	$2,305,477	268,697	$2,454,794
Distributions reinvested	—	—	45,759	440,753
Repurchased	(303,245)	(3,114,724)	(552,408)	(4,996,974)
Net decrease	(84,013)	($809,247)	(237,952)	($2,101,427)
Series NAV shares
Sold	1,109,396	$11,081,677	9,814,734	$81,347,606
Distributions reinvested	—	—	1,488,444	14,183,854
Repurchased	(10,696,427)	(109,897,212)	(8,576,942)	(78,163,168)
Net increase (decrease)	(9,587,031)	($98,815,535)	2,726,236	$17,368,292
Net increase (decrease)	(10,060,102)	($103,544,319)	1,586,101	$7,307,404

1	Period from 9-16-10 (inception date) to 12-31-10.

International Growth Stock Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	1,797,836	$25,361,897	11,542,963	$148,789,113
Repurchased	(497,223)	(7,154,020)	(4,288)	(57,799)
Net increase	1,300,613	$18,207,877	11,538,675	$148,731,314

International Opportunities Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	43,557	$553,103	294,981	$3,388,040
Distributions reinvested	—	—	4,716	57,156
Repurchased	(108,203)	(1,383,143)	(378,566)	(4,250,034)
Net decrease	(64,646)	($830,040)	(78,869)	($804,838)
Series II shares
Sold	123,682	$1,563,963	705,047	$8,091,193
Distributions reinvested	—	—	36,080	434,356
Repurchased	(527,177)	(6,621,499)	(1,101,304)	(11,976,563)
Net decrease	(403,495)	($5,057,536)	(360,177)	($3,451,014)
Series NAV shares
Sold	1,319,056	$16,473,813	5,462,862	$56,433,251
Distributions reinvested	—	—	571,424	6,795,249
Repurchased	(1,407,382)	(17,957,482)	(18,586,028)	(218,457,516)
Net decrease	(88,326)	($1,483,669)	(12,551,742)	($155,229,016)
Net decrease	(556,467)	($7,371,245)	(12,990,788)	($159,484,868)

International Small Company Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	37,954	$407,361	199,906	$1,881,208
Distributions reinvested	—	—	152,400	1,506,909
Repurchased	(710,387)	(7,624,416)	(1,814,744)	(16,275,460)
Net decrease	(672,433)	($7,217,055)	(1,462,438)	($12,887,343)
Series II shares
Sold	122,242	$1,315,142	496,523	$4,740,117
Distributions reinvested	—	—	81,497	805,611
Repurchased	(432,114)	(4,660,719)	(990,622)	(8,892,789)
Net decrease	(309,872)	($3,345,577)	(412,602)	($3,347,061)
Series NAV shares
Sold	923,089	$10,088,920	779,508	$7,466,376
Distributions reinvested	—	—	77,075	765,016
Repurchased	(250,990)	(2,699,131)	(12,696,020)	(112,288,987)
Net increase (decrease)	672,099	$7,389,789	(11,839,437)	($104,057,595)
Net decrease	(310,206)	($3,172,843)	(13,714,477)	($120,291,999)

FUND SHARE TRANSACTIONS, CONTINUED

International Value Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	87,010	$1,120,864	421,381	$4,786,975
Distributions reinvested	—	—	252,956	3,018,058
Repurchased	(1,434,093)	(18,405,646)	(2,609,802)	(28,985,149)
Net decrease	(1,347,083)	($17,284,782)	(1,935,465)	($21,180,116)
Series II shares
Sold	260,922	$3,362,028	320,614	$3,523,757
Issued in reorganization (Note 11)	—	—	330,360	3,737,414
Distributions reinvested	—	—	185,281	2,208,504
Repurchased	(885,938)	(11,275,665)	(1,964,736)	(21,989,879)
Net decrease	(625,016)	($7,913,637)	(1,128,481)	($12,520,204)
Series NAV shares
Sold	3,516,865	$44,468,719	5,997,776	$63,127,109
Issued in reorganization (Note 11)	—	—	13,028,135	146,944,729
Distributions reinvested	—	—	1,219,700	14,455,410
Repurchased	(3,858,442)	(49,432,000)	(5,068,491)	(57,326,679)
Net increase (decrease)	(341,577)	($4,963,281)	15,177,120	$167,200,569
Net increase (decrease)	(2,313,676)	($30,161,700)	12,113,174	$133,500,249

Large Cap Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	14,663	$189,312	32,460	$376,431
Distributions reinvested	—	—	133,134	1,583,413
Repurchased	(1,109,262)	(14,348,032)	(1,991,675)	(22,482,183)
Net decrease	(1,094,599)	($14,158,720)	(1,826,081)	($20,522,339)
Series II shares
Sold	54,006	$700,057	55,610	$632,532
Distributions reinvested	—	—	7,157	84,502
Repurchased	(72,990)	(931,815)	(158,526)	(1,780,237)
Net decrease	(18,984)	($231,758)	(95,759)	($1,063,203)
Series NAV shares
Sold	250,901	$3,225,595	308,838	$3,496,725
Distributions reinvested	—	—	10,635	126,724
Repurchased	(307,169)	(3,966,866)	(345,400)	(3,830,348)
Net decrease	(56,268)	($741,271)	(25,927)	($206,899)
Net decrease	(1,169,851)	($15,131,749)	(1,947,767)	($21,792,441)

Lifestyle Balanced PS Series	Period ended 6-30-11[1]
	Shares	Amount
Series II shares
Sold	4,855	$60,000
Net increase	4,855	$60,000

1	Period from 4-29-11 (inception date) to 06-30-11.

Lifestyle Conservative PS Series	Period ended 6-30-11[1]
	Shares	Amount
Series II shares
Sold	2,000	$25,000
Net increase	2,000	$25,000

1	Period from 4-29-11 (inception date) to 06-30-11.

Lifestyle Growth PS Series	Period ended 6-30-11[1]
	Shares	Amount
Series II shares
Sold	19,803	$243,088
Net increase	19,803	$243,088

1	Period from 4-29-11 (inception date) to 06-30-11.

Lifestyle Moderate PS Series	Period ended 6-30-11[1]
	Shares	Amount
Series II shares
Sold	11,764	$145,000
Repurchased	(1)	(7)
Net increase	11,763	$144,993

1	Period from 4-29-11 (inception date) to 06-30-11.

FUND SHARE TRANSACTIONS, CONTINUED

Mid Cap Stock Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	223,848	$3,337,428	318,969	$3,814,732
Distributions reinvested	—	—	14	166
Repurchased	(1,320,072)	(20,266,497)	(2,334,484)	(28,549,001)
Net decrease	(1,096,224)	($16,929,069)	(2,015,501)	($24,734,103)
Series II shares
Sold	642,938	$9,384,075	693,260	$8,527,168
Repurchased	(1,073,565)	(16,221,405)	(1,943,954)	(22,979,418)
Net decrease	(430,627)	($6,837,330)	(1,250,694)	($14,452,250)
Series NAV shares
Sold	587,313	$8,886,067	537,442	$6,531,261
Distributions reinvested	—	—	30	356
Repurchased	(2,425,655)	(37,314,563)	(5,900,513)	(74,100,759)
Net decrease	(1,838,342)	($28,428,496)	(5,363,041)	($67,569,142)
Net decrease	(3,365,193)	($52,194,895)	(8,629,236)	($106,755,495)

Mid Cap Value Equity Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	9,741	$125,154	87,004	$891,357
Distributions reinvested	—	—	96,081	1,098,281
Repurchased	(628,806)	(8,226,125)	(2,176,287)	(24,024,031)
Net decrease	(619,065)	($8,100,971)	(1,993,202)	($22,034,393)

Mid Value Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	931,412	$10,756,887	1,967,577	$20,189,024
Distributions reinvested	—	—	630,354	6,837,093
Repurchased	(1,114,952)	(13,022,480)	(2,058,713)	(20,748,891)
Net increase (decrease)	(183,540)	($2,265,593)	539,218	$6,277,226
Series II shares
Sold	23,611	$276,078	139,096	$1,407,222
Distributions reinvested	—	—	204,910	2,221,838
Repurchased	(1,056,882)	(12,247,650)	(1,476,996)	(15,005,355)
Net decrease	(1,033,271)	($11,971,572)	(1,132,990)	($11,376,295)
Series NAV shares
Sold	231,760	$2,686,334	558,609	$5,573,782
Distributions reinvested	—	—	852,172	9,213,918
Repurchased	(1,709,739)	(19,954,356)	(4,349,236)	(44,826,765)
Net decrease	(1,477,979)	($17,268,022)	(2,938,455)	($30,039,065)
Net decrease	(2,694,790)	($31,505,187)	(3,532,227)	($35,138,134)

Mutual Shares Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,103,403	$11,328,234	3,948,159	$36,537,191
Distributions reinvested	—	—	439,574	4,317,043
Repurchased	(283,144)	(2,926,476)	(420,113)	(4,060,701)
Net increase	820,259	$8,401,758	3,967,620	$36,793,533
Series NAV shares
Sold	80,606	$815,697	747,628	$6,682,760
Distributions reinvested	—	—	1,243,556	12,193,722
Repurchased	(2,556,701)	(26,437,512)	(5,989,214)	(55,975,091)
Net decrease	(2,476,095)	($25,621,815)	(3,998,030)	($37,098,609)
Net decrease	(1,655,836)	($17,220,057)	(30,410)	($305,076)

Natural Resources Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	267,632	$3,586,169	454,134	$5,020,284
Distributions reinvested	—	—	8,566	103,221
Repurchased	(302,586)	(3,959,908)	(529,290)	(5,676,183)
Net decrease	(34,954)	($373,739)	(66,590)	($552,678)
Series II shares
Sold	961,506	$12,563,605	1,565,704	$17,326,535
Distributions reinvested	—	—	60,469	716,208
Repurchased	(2,196,506)	(28,228,451)	(3,596,414)	(37,719,712)
Net decrease	(1,235,000)	($15,664,846)	(1,970,241)	($19,676,969)
Series NAV shares
Sold	1,204,101	$15,743,637	1,573,881	$17,211,720
Distributions reinvested	—	—	42,066	499,775
Repurchased	(812,527)	(10,417,545)	(1,843,982)	(20,022,390)
Net increase (decrease)	391,574	$5,326,092	(228,035)	($2,310,895)
Net decrease	(878,380)	($10,712,493)	(2,264,866)	($22,540,542)

FUND SHARE TRANSACTIONS, CONTINUED

Real Estate Securities Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	241,468	$3,024,254	707,560	$7,172,340
Distributions reinvested	—	—	171,069	1,845,151
Repurchased	(907,983)	(10,920,932)	(1,995,142)	(19,981,303)
Net decrease	(666,515)	($7,896,678)	(1,116,513)	($10,963,812)
Series II shares
Sold	250,454	$3,086,327	860,536	$8,943,778
Distributions reinvested	—	—	116,524	1,254,813
Repurchased	(867,713)	(10,528,595)	(1,643,175)	(16,605,457)
Net decrease	(617,259)	($7,442,268)	(666,115)	($6,406,866)
Series NAV shares
Sold	713,237	$8,659,865	1,970,023	$19,621,539
Distributions reinvested	—	—	349,800	3,756,009
Repurchased	(1,085,779)	(13,065,521)	(3,480,734)	(35,001,248)
Net decrease	(372,542)	($4,405,656)	(1,160,911)	($11,623,700)
Net decrease	(1,656,316)	($19,744,602)	(2,943,539)	($28,994,378)

Science & Technology Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	861,890	$15,577,610	1,854,352	$27,578,399
Repurchased	(1,876,242)	(33,484,146)	(3,587,114)	(50,131,922)
Net decrease	(1,014,352)	($17,906,536)	(1,732,762)	($22,553,523)
Series II shares
Sold	251,998	$4,487,354	540,294	$7,940,668
Repurchased	(731,844)	(12,927,478)	(1,169,102)	(16,120,215)
Net decrease	(479,846)	($8,440,124)	(628,808)	($8,179,547)
Series NAV shares
Sold	174,320	$3,127,989	385,337	$5,549,970
Repurchased	(152,045)	(2,760,472)	(209,843)	(3,035,793)
Net increase	22,275	$367,517	175,494	$2,514,177
Net decrease	(1,471,923)	($25,979,143)	(2,186,076)	($28,218,893)

Small Cap Growth Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,591,842	$29,340,558	2,110,003	$19,140,077
Repurchased	(765,638)	(8,487,698)	(1,068,514)	(9,197,212)
Net increase	1,826,204	$20,852,860	1,041,489	$9,942,865
Series II shares
Sold	1,317,386	$14,208,604	786,645	$6,787,527
Repurchased	(878,651)	(9,645,247)	(1,163,379)	(9,993,812)
Net increase (decrease)	438,735	$4,563,357	(376,734)	($3,206,285)
Series NAV shares
Sold	674,167	$7,521,425	739,661	$6,550,897
Repurchased	(2,274,458)	(25,518,141)	(5,266,891)	(47,267,858)
Net decrease	(1,600,291)	($17,996,716)	(4,527,230)	($40,716,961)
Net increase (decrease)	664,648	$7,419,501	(3,862,475)	($33,980,381)

Small Cap Opportunities Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	164,670	$3,431,323	612,133	$10,740,693
Repurchased	(517,306)	(10,705,611)	(717,171)	(11,463,703)
Net decrease	(352,636)	($7,274,288)	(105,038)	($723,010)
Series II shares
Sold	195,420	$3,958,235	647,203	$11,042,431
Repurchased	(274,863)	(5,636,111)	(683,247)	(11,128,768)
Net decrease	(79,443)	($1,677,876)	(36,044)	($86,337)
Series NAV shares
Sold	165,827	$3,392,894	1,025,288	$17,050,380
Repurchased	(546,375)	(11,291,719)	(1,716,793)	(27,810,057)
Net decrease	(380,548)	($7,898,825)	(691,505)	($10,759,677)
Net decrease	(812,627)	($16,850,989)	(832,587)	($11,569,024)

FUND SHARE TRANSACTIONS, CONTINUED

Small Cap Value Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,277,747	$24,771,363	3,177,124	$53,558,894
Distributions reinvested	—	—	37,682	664,945
Repurchased	(406,943)	(7,908,178)	(849,501)	(13,501,089)
Net increase	870,804	$16,863,185	2,365,305	$40,722,750
Series II shares
Sold	157,373	$3,062,411	1,035,367	$17,221,443
Distributions reinvested	—	—	4,273	69,435
Repurchased	(505,402)	(9,813,830)	(919,515)	(14,543,178)
Net increase (decrease)	(348,029)	($6,751,419)	120,125	$2,747,700
Series NAV shares
Sold	609,762	$11,764,007	854,474	$14,390,994
Distributions reinvested	—	—	67,481	1,191,258
Repurchased	(984,613)	(19,412,705)	(3,479,314)	(58,458,291)
Net decrease	(374,851)	($7,648,698)	(2,557,359)	($42,876,039)
Net increase (decrease)	147,924	$2,463,068	(71,929)	$594,411

Small Company Growth Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	56,467	$916,793	66,904	$897,091
Repurchased	(607,918)	(10,490,205)	(1,467,184)	(20,825,431)
Net decrease	(551,451)	($9,573,412)	(1,400,280)	($19,928,340)

Small Company Value Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	39,863	$711,545	126,174	$1,874,064
Distributions reinvested	—	—	90,032	1,364,453
Repurchased	(629,488)	(11,202,290)	(1,670,528)	(24,928,005)
Net decrease	(589,625)	($10,490,745)	(1,454,322)	($21,689,488)
Series II shares
Sold	90,413	$1,563,674	140,210	$2,192,421
Distributions reinvested	—	—	69,774	1,029,052
Repurchased	(497,078)	(8,766,969)	(1,143,033)	(17,006,140)
Net decrease	(406,665)	($7,203,295)	(933,049)	($13,784,667)
Series NAV shares
Sold	303,674	$5,258,547	436,010	$6,334,965
Distributions reinvested	—	—	190,730	2,894,668
Repurchased	(541,176)	(9,749,478)	(2,393,886)	(38,201,732)
Net decrease	(237,502)	($4,490,931)	(1,767,146)	($28,972,099)
Net decrease	(1,233,792)	($22,184,971)	(4,154,517)	($64,446,254)

Smaller Company Growth Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	41,685	$754,824	174,588	$2,682,613
Distributions reinvested	—	—	99,132	1,433,455
Repurchased	(568,727)	(10,441,396)	(1,190,287)	(17,790,781)
Net decrease	(527,042)	($9,686,572)	(916,567)	($13,674,713)
Series II shares
Sold	56,599	$1,042,633	255,086	$3,852,168
Distributions reinvested	—	—	26,201	378,342
Repurchased	(189,310)	(3,450,017)	(481,046)	(7,112,220)
Net decrease	(132,711)	($2,407,384)	(199,759)	($2,881,710)
Series NAV shares
Sold	49,458	$906,304	174,759	$2,735,110
Distributions reinvested	—	—	125,171	1,809,973
Repurchased	(217,959)	(3,969,226)	(1,333,835)	(21,772,008)
Net decrease	(168,501)	($3,062,922)	(1,033,905)	($17,226,925)
Net decrease	(828,254)	($15,156,878)	(2,150,231)	($33,783,348)

Strategic Allocation Trust	Period ended 6-30-11[1]
	Shares	Amount
Class NAV shares
Sold	808,669	$10,105,500
Net increase	808,669	$10,105,500

1	Period from 4-28-11 (inception date) to 06-30-11.

FUND SHARE TRANSACTIONS, CONTINUED

U.S. Equity Trust (formerly U.S. Multi Sector Trust)	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	439,326	$5,456,290	3,478,096	$37,060,867
Distributions reinvested	—	—	1,033,038	12,032,417
Repurchased	(3,082,905)	(38,961,533)	(23,096,111)	(247,900,835)
Net decrease	(2,643,579)	($33,505,243)	(18,584,977)	($198,807,551)

Utilities Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	762,981	$9,595,608	816,360	$8,732,853
Distributions reinvested	—	—	219,595	2,545,101
Repurchased	(410,508)	(5,030,602)	(2,018,004)	(20,890,613)
Net increase (decrease)	352,473	$4,565,006	(982,049)	($9,612,659)
Series II shares
Sold	92,539	$1,162,591	116,362	$1,232,906
Distributions reinvested	—	—	56,794	653,702
Repurchased	(318,136)	(3,919,476)	(680,555)	(7,024,047)
Net decrease	(225,597)	($2,756,885)	(507,399)	($5,137,439)
Series NAV shares
Sold	652,477	$8,150,201	1,738,356	$18,192,541
Distributions reinvested	—	—	57,123	661,485
Repurchased	(181,992)	(2,275,265)	(1,258,650)	(13,340,900)
Net increase	470,485	$5,874,936	536,829	$5,513,126
Net increase (decrease)	597,361	$7,683,057	(952,619)	($9,236,972)

Value Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	253,123	$4,445,488	789,041	$11,681,491
Distributions reinvested	—	—	126,556	2,033,253
Repurchased	(693,078)	(12,276,134)	(1,705,394)	(25,309,926)
Net decrease	(439,955)	($7,830,646)	(789,797)	($11,595,182)
Series II shares
Sold	135,977	$2,404,981	307,928	$4,591,583
Distributions reinvested	—	—	16,318	260,090
Repurchased	(195,883)	(3,435,316)	(563,881)	(8,243,695)
Net decrease	(59,906)	($1,030,335)	(239,635)	($3,392,022)
Series NAV shares
Sold	112,409	$1,982,884	619,110	$8,827,305
Distributions reinvested	—	—	13,201	212,262
Repurchased	(104,094)	(1,819,289)	(564,255)	(7,856,818)
Net increase	8,315	$163,595	68,056	$1,182,749
Net decrease	(491,546)	($8,697,386)	(961,376)	($13,804,455)

Value & Restructuring Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	2,791,579	$40,424,329	1,956,529	$22,261,474
Distributions reinvested	—	—	336,314	4,523,031
Repurchased	(4,809,572)	(68,780,589)	(2,627,579)	(34,996,751)
Net decrease	(2,017,993)	($28,356,260)	(334,736)	($8,212,246)

Affiliates of the Trust owned shares of beneficial interest of the following Portfolios on June 30, 2011.

PORTFOLIO	SERIES	% BY SERIES
American Global Diversification Trust	III	100%
American Global Small Capitalization Trust	I	10%
Core Allocation Trust	NAV	52%
Core Disciplined Diversification Trust	NAV	100%
Core Diversified Growth & Income Trust	II	99%
Core Diversified Growth & Income Trust	III	100%
Core Diversified Growth & Income Trust	NAV	100%
Core Fundamental Holdings Trust	I	100%
Core Global Diversification Trust	I	15%
Strategic Allocation Trust	NAV	100%

7.  PURCHASE AND SALE OF SECURITIES Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, are aggregated below for the six months ended June 30, 2011.

PORTFOLIO	PURCHASES	SALES AND MATURITIES
All Cap Core Trust	$416,292,602	$436,140,546
All Cap Value Trust	175,244,733	114,797,409
Alpha Opportunities Trust	634,567,284	698,272,790
American Asset Allocation Trust	7,429,172	97,216,525
American Blue Chip Income and Growth Trust	11,628,847	7,132,827
American Bond Trust	28,915,829	60,353,904
American Fundamental Holdings Trust	5,253,820	58,837,995
American Global Diversification Trust	7,250,597	53,911,916
American Global Growth Trust	2,822,308	20,375,376
American Global Small Capitalization Trust	4,748,921	12,699,428
American Growth Trust	21,711,793	122,190,629
American Growth-Income Trust	7,087,278	101,765,786
American High-Income Bond Trust	5,287,140	7,770,575
American International Trust	5,326,926	72,938,017
American New World Trust	8,080,275	15,214,185
Balanced Trust	35,746,490	10,040,199
Blue Chip Growth Trust	333,712,789	426,844,066
Capital Appreciation Trust	337,103,798	398,926,545
Capital Appreciation Value Trust	176,232,714	170,749,935
Core Allocation Trust	32,141,454	2,397,388
Core Allocation Plus Trust	158,563,389	158,401,616
Core Disciplined Diversification Trust	48,603,509	5,494,156
Core Diversified Growth & Income Trust	908,263	189,130
Core Fundamental Holdings Trust	38,622,101	4,286,410
Core Global Diversification Trust	48,720,165	7,718,722
Disciplined Diversification Trust	31,121,287	15,370,106
Emerging Markets Value Trust	147,648,877	124,845,859
Equity-Income Trust	231,911,422	264,429,158
Financial Services Trust	13,492,933	27,245,411
Franklin Templeton Founding Allocation Trust	774,666	94,839,922
Fundamental All Cap Core Trust (formerly Optimized All Cap Trust)	1,643,542,260	1,726,021,128
Fundamental Large Cap Value Trust (formerly Optimized Value Trust)	236,755,894	208,695,749
Fundamental Value Trust	$86,020,670	$199,997,186
Global Trust	70,860,983	118,546,668
Growth Equity Trust	230,583,806	230,430,845
Health Sciences Trust	35,438,848	29,516,234
Heritage Trust	75,169,168	80,832,999
International Core Trust	144,246,340	233,410,115
International Growth Stock Trust	44,635,397	29,042,619
International Opportunities Trust	269,352,117	286,314,488
International Small Company Trust	8,403,851	11,119,107
International Value Trust	159,404,520	170,478,000
Large Cap Trust	74,184,740	87,557,795
Lifestyle Balanced PS Series	60,000	14
Lifestyle Conservative PS Series	25,000	13
Lifestyle Growth PS Series	243,088	12
Lifestyle Moderate PS Series	145,000	22
Mid Cap Stock Trust	485,697,201	552,608,391
Mid Cap Value Equity Trust	33,464,665	46,236,550
Mid Value Trust	192,325,470	200,533,490
Mutual Shares Trust	97,376,781	177,722,668
Natural Resources Trust	125,639,078	131,127,113
Real Estate Securities Trust	173,959,419	188,481,143
Science & Technology Trust	234,831,916	250,120,437
Small Cap Growth Trust	295,849,050	295,779,935
Small Cap Opportunities Trust	33,154,823	48,736,922
Small Cap Value Trust	75,920,088	67,624,758
Small Company Growth Trust	16,032,039	26,268,814
Small Company Value Trust	10,591,630	29,472,670
Smaller Company Growth Trust	104,636,009	119,614,927
Strategic Allocation Trust	5,932,953	2,775,000
U.S. Equity Trust (formerly U.S. Multi Sector Trust)	155,625,269	190,341,727
Utilities Trust	56,975,533	46,406,643
Value Trust	47,506,284	56,858,950
Value & Restructuring Trust	77,857,926	95,104,351

Purchases and sales of U.S. Treasury obligations are aggregated below for the six months ended June 30, 2011.

PORTFOLIO	PURCHASES	SALES AND MATURITIES
Balanced Trust	$7,522,686	$7,113,635
Disciplined Diversification Trust	6,674,762	6,403,978
Core Allocation Plus Trust	$15,443,912	$10,760,126

8.  INVESTMENT BY AFFILIATED PORTFOLIOS Certain investors in the Portfolios are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the Portfolios’ net assets. For the six months ended June 30, 2011, the following Portfolios had an affiliate ownership concentration of 5% or more of the Portfolio’s net assets:

PORTFOLIO	AFFILIATE CONCENTRATION
All Cap Core Trust	76.9%
All Cap Value Trust	80.4%
Alpha Opportunities Trust	99.7%
Balanced Trust	97.9%
Blue Chip Growth Trust	52.0%
Capital Appreciation Trust	63.7%
Core Allocation Plus Trust	29.6%
Disciplined Diversification Trust	32.4%
Emerging Markets Value Trust	91.4%
Equity-Income Trust	60.7%
Fundamental Large Cap Value Trust (formerly Optimized Value Trust)	93.2%
Fundamental Value Trust	56.0%
Global Trust	68.2%
Growth Equity Trust	100.0%
Heritage Trust	100.0%
International Core Trust	82.5%
International Growth Stock Trust	100.0%
International Opportunities Trust	85.2%
International Small Company Trust	8.1%
International Value Trust	58.5%
Mid Cap Stock Trust	35.8%
Mid Cap Value Equity Trust	100.0%
Mid Value Trust	36.0%
Mutual Shares Trust	73.4%
Small Cap Growth Trust	32.3%
Small Cap Opportunities Trust	44.2%

INVESTMENT BY AFFILIATED PORTFOLIOS, CONTINUED

PORTFOLIO	AFFILIATE CONCENTRATION
Small Cap Value Trust	26.9%
Small Company Growth Trust	100.0%
Small Company Value Trust	50.0%
Smaller Company Growth Trust	49.7%
U.S. Equity Trust (formerly U.S. Multi Sector Trust)	100.0%
Value & Restructuring Trust	93.9%

9.  INVESTMENT IN AFFILIATED UNDERLYING PORTFOLIOS Core Allocation Trust, Core Disciplined Diversification Trust and Franklin Templeton Founding Allocation Trust invest primarily in affiliated underlying Portfolios that are managed by the Adviser and affiliates. The Portfolios do not invest in the affiliated underlying Portfolios for the purpose of exercising management or control; however, the Portfolio’s investment may represent a significant portion of each underlying Portfolios’ net assets. For the six months ended June 30, 2011, the following Portfolios held 5% or more of an underlying Portfolios’ net assets:

PORTFOLIO	AFFILIATED SERIES NAV	PERCENTAGE OF UNDERLYING PORTFOLIOS’ NET ASSETS
Core Allocation Trust	Core Allocation Plus Trust	27.0%

Core Disciplined Diversification Trust	Disciplined Diversification Trust	59.8%

Franklin Templeton Founding Allocation Trust	Global Trust	67.3%
	Income Trust	100.0%
	Mutual Shares Trust	69.9%

10.  DIRECT PLACEMENT SECURITIES The Portfolios may hold direct placement securities which are restricted to resale and the Portfolios have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at June 30, 2011.

Portfolio	Issuer, Description	Original Acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of Portfolio’s net assets	Value as of 6-30-11
Balanced Trust	Facebook, Inc.	3/31/2011	$107,376	—	4,294	0.10%	$125,728
	Bought : 4,294		$107,376
Blue Chip Growth Trust	Facebook, Inc.	3/31/2011	$7,618,692	—	304,677	0.48%	$8,920,943
	Bought : 304,677		$7,618,692
Financial Services Trust	SKBHC Holdings LLC	11/8/2010	$280,374	269	269	0.81%	$1,345,789
Science & Technology Trust	Angie’s List	3/15/2011	$689,829	—	9,752	0.11%	$471,099
	Bought: 9,752		$689,829
	Facebook, Inc.	3/31/2011	$957,624	—	38,296	0.25%	$1,121,307
	Bought : 38,296		$957,627
	Twitter, Inc.	9/24/2009	$416,310	26,048	78,144	0.27%	$1,193,259
	3:1 Stock Split : 52,096

11.  REORGANIZATION On April 15, 2011, the shareholders of Large Cap Value Trust (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of Equity-Income Trust (the Acquiring Portfolio) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to Acquired Portfolio’s shareholders of such Acquiring Portfolio’s shares. The reorganization was intended to consolidate the Acquired Portfolio with a portfolio with a similar objective. The combined portfolio may be better positioned in the market to increase asset size and achieve economies of scale. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization did not qualify as a tax-free reorganization for federal income tax purposes however, it is not expected to be a taxable event for contract owners. Thus, the investments were transferred to the Acquiring Portfolio at market value. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 29, 2011. The following outlines the reorganization:

ACQUIRING PORTFOLIO	Acquired Portfolio	Acquired Net Asset Value of the Acquired Portfolio	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Equity-Income Trust	Large Cap Value Trust	$195,859,394	10,989,242	13,077,016	$2,076,943,642	$2,272,803,036

Because the combined portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations at June 30, 2011. See Note 6 for capital shares issued in connection with the above referenced reorganizations.

Net investment income	$ 18,739,482
Net realized and unrealized gain (loss)	85,050,999
Increase (decrease) in net assets from operations	103,790,481

REORGANIZATION, CONTINUED

Fiscal year ended December 31, 2010 Portfolio mergers On April 16, 2010, the shareholders of certain series of the Trust (the Acquired Portfolios, as noted below) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of certain series of the Trust (the Acquiring Portfolios, as noted below) with a value equal to the net assets transferred:

ACQUIRED PORTFOLIO	ACQUIRING PORTFOLIO
All Cap Growth Trust	Capital Appreciation Trust
Overseas Equity Trust	International Value Trust

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolios in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolios; and (c) the distribution to Acquired Portfolios’ shareholders of such Acquiring Portfolios’ shares. The reorganization was intended to consolidate the Acquired Portfolios with portfolios with similar objectives. The combined portfolios may be better positioned in the market to increase asset size and achieve economies of scale. As a result of the reorganization, the Acquiring Portfolios are the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Portfolios or their shareholders. Thus, the investments were transferred to the Acquiring Portfolios at the Acquired Portfolios’ identified cost. All distributable amounts of net income and realized gains from the Acquired Portfolios were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Portfolios. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 30, 2010. The following outlines the reorganization:

ACQUIRING PORTFOLIOS	ACQUIRED PORTFOLIOS	ACQUIRED NET ASSET VALUE OF THE ACQUIRED PORTFOLIOS	APPRECIATION (DEPRECIATION) OF THE ACQUIRED PORTFOLIOS’ INVESTMENTS	SHARES REDEEMED BY THE ACQUIRED PORTFOLIOS	SHARES ISSUED BY THE ACQUIRING PORTFOLIOS	ACQUIRING PORTFOLIOS NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIOS TOTAL NET ASSETS AFTER COMBINATION
Capital Appreciation Trust	All Cap Growth Trust	$105,073,836	$8,878,466	7,258,252	11,401,643	$1,029,651,540	$1,134,725,376
International Value Trust	Overseas Equity Trust	$150,682,143	($3,414,229)	16,118,709	13,358,495	$855,250,071	$1,005,932,214

Assuming the acquisition had been completed on January 1, 2010, the beginning of the reporting period, the Acquiring Portfolios’ pro forma results of operations for the year ended December 31, 2010 are as follows:

Capital Appreciation Trust:

Net investment income	$1,676,335
Net gain/(loss)	121,015,418
Increase (decrease) in net assets from operations	122,691,753

International Value Trust:

Net investment income	$20,660,974
Net gain/(loss)	59,901,798
Increase (decrease) in net assets from operations	80,562,772

Because the combined portfolios have been managed as single integrated portfolios since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolios that have been included in the Acquiring Portfolios’ Statements of Operations at December 31, 2010. See Note 6 for capital shares issued in connection with the above referenced reorganization.

Subsequent Event The Board of Trustees have approved Agreements and Plans of Reorganization providing for the mergers of American Bond Trust into Bond Trust and Core Diversified Growth & Income Trust into Lifestyle Growth Trust. A shareholders’ meeting has been scheduled for October 4, 2011, to approve the mergers. The mergers are scheduled to occur immediately after the close of business on Friday October 28, 2011, subject to regulatory and shareholder approval.

John Hancock Variable Insurance Trust
Special Shareholder Meeting (unaudited)

On April 15, 2011, a Special Meeting of the Shareholders of the Large Cap Value Trust, a series of John Hancock Trust was held at 601 Congress Street, Boston, Massachusetts at 10 a.m., Eastern Time for the purpose of considering and voting upon:

Proposal: Approval of the Agreement and Plan of Reorganization providing for the reorganization of the Large Cap Value Trust into the Equity-Income Trust.

THE PROPOSAL PASSED ON APRIL 15, 2011.

FOR	Against	Abstain
9,939,460.326	394,790.601	767,177.332

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees of the Advisory Agreement (the “Advisory Agreement”) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the “Subadvisory Agreements”) for each of the portfolios (the “Funds”) of John Hancock Variable Insurance Trust (the “Trust”) discussed in this semiannual report except those noted below.

At in-person meetings on May 26-27, 2011, and with respect to certain of the Funds on June 22-24, 2011, respectively, the Board, including all the Independent Trustees, approved for an annual period the continuation of the Advisory and Subadvisory Agreements with respect to each of the Funds.

The Advisory Agreement and Subadvisory Agreements for the following Funds were not considered for renewal at such time because each of these Funds recently commenced operations:

    International Growth Stock Trust
    Lifestyle Balanced PS Series
    Lifestyle Conservative PS Series
    Lifestyle Growth PS Series
    Lifestyle Moderate PS Series
    Strategic Allocation Trust

In addition, the following Funds are master-feeder funds and do not have advisory or subadvisory agreements:

    American Asset Allocation Trust
    American Blue Chip Income and Growth Trust
    American Bond Trust
    American Global Growth Trust
    American Global Small Cap Trust
    American Growth Trust
    American Growth-Income Trust
    American High-Income Trust
    American International Trust
    American New World Trust

Evaluation by the Board of Trustees

The Board, including the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (each a “Sub-Adviser”, and collectively, the “Sub-Advisers”) and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with Securities and Exchange Commission rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

(1)	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the Sub-Advisers to the Funds;

(2)	the investment performance of the Funds and their Sub-Advisers;

(3)	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

(4)	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

(5)	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. The Board also takes into account any indirect benefits expected to be derived by the Adviser and its affiliates and the subadvisers and their affiliates from their relationships with the Funds. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated Sub-Advisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory and Subadvisory Agreements

At in-person meetings on May 26-27, 2011 and June 22-24, 2011, respectively, the Board, including all the Independent Trustees, re-approved the Advisory Agreement and the applicable Subadvisory Agreements with respect to each of the Funds.

In considering the Advisory Agreement and the Subadvisory Agreements, the Board received in advance of the meeting a variety of materials relating to each Fund, the Adviser and each Sub-Adviser, including comparative performance, fee and expense information for a peer group of similar mutual funds prepared by an independent third party provider of mutual fund data, including performance information for relevant benchmark indices and other information provided by the Adviser and the Sub-Advisers regarding the nature, extent and quality of services provided by the Adviser and the Sub-Advisers under their respective Agreements. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by the Adviser and the Sub-Advisers to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Sub-Advisers with respect to the Funds they manage. The Board noted the affiliation of certain of the Sub-Advisers with JHIMS, noting any potential conflicts of interest.

Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional information from management. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

Among the information received by the Board from the Adviser relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by JHIMS relating to its operations and personnel and information regarding JHIMS’ compliance and regulatory history. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considers the Adviser’s risk management processes. The Trustees also took into account their knowledge of JHIMS’s management and the quality of the performance of its duties, through Board meetings, discussions and reports during

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

the preceding year and through each Trustee’s experience as a Trustee of the Trust and of another trust in the complex.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers when considering approval of advisory and subadvisory agreements as listed above, the Board:

(1)–(a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel;

(b) considered JHIMS’s compliance policies and procedures and noted its responsiveness to regulatory changes and mutual fund industry developments;

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds;

(d) reviewed the financial condition of the Adviser and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; and

(e) recognized the Adviser’s reputation and experience in serving as an investment adviser to the Trust, and considered the benefit to contract holders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.

The Board concluded that JHIMS may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds;

(2)–(a) reviewed the investment performance of each of the Funds;

(b) reviewed the comparative performance of their respective benchmarks;

(c) considered the performance of comparable funds as included in a report prepared by an independent third party provider of mutual fund data (i.e., funds underlying variable insurance products having approximately the same investment classification/objective), if any. Such report included each Fund’s ranking within a smaller group of peer funds and the Fund’s ranking within broader groups of funds, as well as a description of the methodology used to determine the similarity of each Fund with the funds included in each group; and

(d) took into account JHIMS’ analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers.

3)–(a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds and each of the funds of John Hancock Funds II (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”) and that, at the request of the Board, the Reimbursement rate was increased effective May 31, 2011. The current Reimbursement rate is as follows: The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than $100 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this semi-annual report are each of the fund of funds of the Trust and John Hancock Funds II.)

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints, and also noted that management had agreed to add breakpoints or implement additional breakpoints to the advisory fee structure of certain of the Funds; and

(c) The Board also considered the effect of the Funds’ growth in size on their performances and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than certain other fixed expenses.

(4)–(a) reviewed the financial statements of JHIMS and considered (i) an analysis presented by JHIMS regarding the net profitability to JHIMS and Manulife Financial Corporation, the Adviser’s parent, of each Fund and the net profitability to Manulife Financial Corporation of the retirement and variable insurance products for which the Trust serves as the underlying investment medium; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(b) reviewed and considered an analysis presented by JHIMS regarding the profitability of JHIMS’ relationship with each Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund;

(c) considered that the John Hancock insurance companies that are affiliates of JHIMS, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract owners under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(d) considered that JHIMS also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement and took into account information prepared by JHIMS indicating the allocation of such costs;

(e) noted that certain of the Funds’ Sub-Advisers are affiliates of the Adviser;

(f) John Hancock Distributors, LLC, an affiliate of the Adviser, provides distribution services to the Funds, and that JHIMS also derives reputational and other indirect benefits from providing advisory services to the Funds;

(g) noted that the subadvisory fees for the Funds are paid by JHIMS; and

(h) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser.

Based upon its review, the Board concluded that the Adviser and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(5)–reviewed comparative information prepared by an independent third party provider of mutual fund data including, among other data, each Fund’s contractual and actual advisory and subadvisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Funds. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s actual and contractual management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board determined that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Adviser after payment of the subadvisory fee. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Adviser pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Sub-Advisers. In addition, the Board noted that the Adviser effected advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered. The Board concluded that the advisory fees paid by the Trust with respect to the Funds are reasonable.

In addition, in the case of the American Fundamental Holdings Trust, the American Global Diversification Trust, Core Allocation Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Franklin Templeton Founding Allocation Trust and each Lifestyle Trust (each a “Fund of Funds”), the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund of Funds and concluded that the advisory fee to be paid to the Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

In making its determination with respect to the factors that it considers in considering approval of the Sub-Advisory Agreements, the Board reviewed:

(1)	information relating to each subadviser’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund and comparative fee information prepared by an independent third party of mutual fund data; and

(4)	information relating to the nature and scope of Material Relationships and their significance to the Trust’s Adviser and unaffiliated Sub-Advisers.

With respect to the services provided by each of the Sub-Advisers, the Board received information provided to the Board by each Sub-Adviser, including each Sub-Adviser’s Form ADV, as well as considered information presented throughout the past year. The Board considered the Sub-Adviser’s current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Sub-Adviser’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Sub-Adviser’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Sub-Adviser’s compliance program and any disciplinary history. The Board also considered the Sub-Adviser’s risk assessment and monitoring process. The Board noted each Sub-Adviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Sub-Advisers and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Sub-Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Sub-Adviser.

The Board considered each Sub-Adviser’s investment process and philosophy. The Board took into account that each Sub-Adviser’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Sub-Adviser’s brokerage policies and practices, including with respect to best execution and soft dollars. The Board also reviewed information relating to the nature and scope of Material Relationships and their significance to the Adviser and its affiliates and to unaffiliated Sub-Advisers.

The Board also took into account the sub-advisory fees paid by the Adviser to fees charged by each Fund’s Sub-Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act.

The Board also received information with respect to any Material Relationships with respect to the unaffiliated Sub-Advisers, which include arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Adviser or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Adviser might have in connection with the Sub-Advisory Agreements.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1)	The Subadviser has extensive experience and demonstrated skills as a manager;

(2)	Although not without variation, the performance of each Fund managed by a Sub-Adviser has generally been in line with or generally outperformed the historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3)	The subadvisory fees generally are competitive and within the range of industry norms, are paid by JHIMS out of its advisory fees it receives from the Fund (in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Sub-Adviser out of the subadvisory fee) and would not be an expense of the Fund, and, with respect to each Sub-Adviser that is not affiliated with the Adviser, are a product of arm’s length negotiation between the Adviser and the Sub-Adviser; and the Board concluded that each Fund’s subadvisory fees are reasonable; and

(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the Sub-Adviser for the Fund of Funds and concluded that the subadvisory fee to be paid to the Sub-Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Sub-Advisory Agreements would be in the best interest of each of the Funds and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement for an additional one-year period.

John Hancock Variable Insurance Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2011	Fees and Expenses	Other Comments

All Cap Core (QS Investors, Inc.)
Benchmark Index — The Trust modestly underperformed for the one-year period, underperformed for the three-year period, underperformed for the five-year period, and slightly underperformed for the ten-year period.

Morningstar Category — The Trust slightly outperformed for the one-year period, modestly underperformed for the three-year period, underperformed for the five-year period, and modestly outperformed for the ten-year period.

Subadvisory fees for this Trust are slightly lower than the peer group median.

Net management fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s quantitative investment style and current market conditions, as well as the Trust’s overall performance record since the current subadviser began managing the Trust in November 2002. The Board also noted the Trust’s more recent improved performance.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

All Cap Value (Lord, Abbett & Co. LLC)
Benchmark Index — The Trust outperformed for the one-year period, outperformed for the three-year period, and outperformed for the five-year period.

Morningstar Category — The Trust outperformed for the one-year period, outperformed for the three-year period, and outperformed for the five-year period.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median

The Board took into account management’s discussion of the Trust’s performance, noting the Trust’s consistent outperformance relative to the index and peer group average.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

The Board also noted a lower advisory fee structure was implemented in September 2010.

Alpha Opportunities (Wellington Management Company, LLP)	Benchmark Index — The Trust modestly outperformed for the one-year period. Morningstar Category — The Trust outperformed for the one-year period.
Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board noted that the Trust commenced operations in October 2008. In reviewing the Trust’s performance, the Board noted that although the Trust has a limited performance history, it has outperformed the benchmark index and peer group average since inception in October 2008.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

The Board also noted that the limited availability of sleeve strategies resulted in higher subadvisory fees. In addition, the Board noted that the advisory and subadvisory fees for the Trust had been reduced effective May 3, 2010.

John Hancock Variable Insurance Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2011	Fees and Expenses	Other Comments

American Fundamental Holdings (John Hancock Asset Management) (John Hancock Asset Management (North America))
Benchmark Index — The Trust modestly underperformed for the one-year period and underperformed for the three-year period.

Morningstar Category — The Trust modestly underperformed for the one-year period and underperformed for the three-year period.
Subadvisory fees — Limited peer group. Net management fees for this Trust are lower than the peer group median. Total expenses for this Trust are lower than the peer group median.
The Board took into account management’s discussion of the Trust’s performance including its performance relative to its peer group and benchmark.

The Board requested that management continue to closely monitor the Trust.

American Global Diversification (John Hancock Asset Management) (John Hancock Asset Management (North America))
Benchmark Index — The Trust modestly outperformed for the one-year period and outperformed for the three-year period.

Morningstar Category — The Trust slightly outperformed for the one-year period and outperformed for the three-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

Balanced (T. Rowe Price Associates, Inc.)	Benchmark Index — The Trust slightly outperformed for the one-year period. Morningstar Category — The Trust slightly outperformed for the one-year period.
Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board noted that the Trust commenced operations on April 29, 2009 and has a limited performance history.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

Blue Chip Growth (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust modestly outperformed for the one-year period, outperformed for the three-year and five-year periods, and modestly outperformed for the ten-year period.

Morningstar Category — The Trust slightly outperformed for the one-year period, and outperformed for the three-year, five-year, and ten-year periods.

Subadvisory fees for this Trust are modestly higher than the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.
The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

John Hancock Variable Insurance Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2011	Fees and Expenses	Other Comments

Capital Appreciation (Jennison Associates LLC)
Benchmark Index — The Trust underperformed for the one-year period, slightly outperformed for the three-year period, underperformed for the five-year period, and modestly underperformed for the ten-year period.

Morningstar Category — The Trust modestly underperformed for the one-year period, outperformed for the three-year period, slightly outperformed for the five-year period, and modestly underperformed for the ten-year period.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including its three-year performance relative to its peers and benchmark.

The Board also took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

Capital Appreciation Value (T. Rowe Price Associates, Inc.)	Benchmark Index — The Trust slightly outperformed for the one-year period. Morningstar Category — The Trust slightly outperformed for the one-year period.
Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board noted that the Trust commenced operations on April 28, 2008 and has a limited performance history.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

Core Allocation (John Hancock Asset Management)	Benchmark Index — The Trust slightly outperformed for the one-year period. Morningstar Category — The Trust slightly underperformed for the one-year period.
Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board noted that the Trust commenced operations in May 2009 and had a limited performance history.

The Board also noted that the Trust performed in-line with its benchmark since the Trust’s inception.

The Board noted that effective January 1, 2011, John Hancock Asset Management was named subadviser for the Trust.

John Hancock Variable Insurance Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2011	Fees and Expenses	Other Comments

Core Allocation Plus (Wellington Management Company, LLP)
Benchmark Index — The Trust slightly outperformed for the one-year period and slightly underperformed for the three-year period.

Morningstar Category — The Trust slightly underperformed for the one-year period and underperformed for the three-year period.

Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board noted that performance was competitive with the index. The Board also noted that the index is a more appropriate benchmark than the peer group since the index more closely matches the equity weight of the Trust.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

The Board also noted that the limited availability of sleeve strategies resulted in higher subadvisory fees.

Core Disciplined Diversification (John Hancock Asset Management)	Benchmark Index — The Trust slightly outperformed for the one-year period. Morningstar Category — The Trust slightly outperformed for the one-year period.
Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board noted that the Trust commenced operations in May 2009 and had a limited performance history.

The Board also noted the Trust outperformed its benchmark since inception.

The Board noted that effective January 1, 2011, John Hancock Asset Management was named subadviser for the Trust.

Core Diversified Growth & Income (John Hancock Asset Management) (John Hancock Asset Management (North America))	Benchmark Index — The Trust modestly underperformed for the one-year period. Morningstar Category — The Trust slightly underperformed for the one-year period.
Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board noted that the Trust commenced operations on June 30, 2008.

The Board also took into account management’s discussion of the Trust’s performance. The Board noted that although the Trust underperformed its benchmark index and peer group during the one-year period, the Trust has a limited performance history.

Core Fundamental Holdings (John Hancock Asset Management) (John Hancock Asset Management (North America))	Benchmark Index — The Trust modestly underperformed for the one-year period. Morningstar Category — The Trust modestly underperformed for the one-year period.	Subadvisory fees — limited peer group. Net management fees for this Trust are lower than the peer group median. Total expenses for this Trust are lower than the peer group median.
The Board noted that the Trust commenced operations May 1, 2009.

The Board also took into account management’s discussion of the Trust’s performance. The Board noted that although the Trust underperformed its benchmark index and peer group during the one-year period, the Trust has a limited performance history.

John Hancock Variable Insurance Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2011	Fees and Expenses	Other Comments

Core Global Diversification (John Hancock Asset Management) (John Hancock Asset Management (North America))	Benchmark Index — The Trust modestly underperformed for the one-year period. Morningstar Category — The Trust underperformed for the one-year period.
Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board noted that the Trust commenced operations on May 1, 2009.

The Board also took into account management’s discussion of the Trust’s performance. The Board noted that although the Trust underperformed its benchmark index and peer group during the one-year period, the Trust has a limited performance history.

Disciplined Diversification (Dimensional Fund Advisors LP)	Benchmark Index — The Trust modestly outperformed for the one-year period. Morningstar Category — The Trust modestly outperformed for the one-year period.
Subadvisory fees for this Trust are modestly higher than the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.
The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

Emerging Markets Value (Dimensional Fund Advisors LP)
Benchmark Index — The Trust slightly underperformed for the one-year period and outperformed for the three-year period.

Morningstar Category — The Trust slightly outperformed for the one-year period and outperformed for the three-year period.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are slightly lower than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

Equity-Income (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust slightly underperformed for the one-year period, outperformed for the three-year and five-year periods, and modestly outperformed for the ten-year period.

Morningstar Category — The Trust slightly outperformed for the one-year period, outperformed for the three-year, five-year and ten-year periods.

Subadvisory fees for this Trust are slightly higher than the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are modestly higher than the peer group median.
The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

John Hancock Variable Insurance Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2011	Fees and Expenses	Other Comments

Financial Services (Davis Selected Advisers, L.P.)
Benchmark Index — The Trust outperformed for the one-year period, outperformed for the three-year period, and outperformed for the five-year period.

Morningstar Category — The Trust outperformed for the one-year period, outperformed for the three-year period, and outperformed for the five-year period.

Subadvisory fees for this Trust are modestly lower than the peer group median.

Net management fees for this Trust are slightly lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

Franklin Templeton Founding Allocation (John Hancock Asset Management)
Benchmark Index — The Trust slightly outperformed for the one-year period and underperformed for the three-year period.

Morningstar Category — The Trust slightly underperformed for the one-year period and slightly outperformed for the three-year period.
Subadvisory fees — limited peer group. Net management fees for this Trust are lower than the peer group median. Total expenses for this Trust are slightly higher than the peer group median.
The Board took into account management’s discussion of the Trust’s more recent performance relative to the peer group. The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

The Board noted that effective January 1, 2011, John Hancock Asset Management was named subadviser for the Trust.

Fundamental All Cap Core (formerly Optimized All Cap) (John Hancock Asset Management)
Benchmark Index — The Trust slightly outperformed for the one-year period, underperformed for the three-year period, and underperformed for the five-year period.

Morningstar Category — The Trust outperformed for the one-year period, underperformed for the three-year period, and underperformed for the five-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are slightly lower than the peer group median.

Total expenses for this Trust are modestly lower than the peer group median.

The Board took into account the change in portfolio management team in January 2011 and the recent change in investment process.

The Board noted the strong performance of the Trust relative to its peers since the change in portfolio management.

The Board requested that management continue to closely monitor the Trust’s performance.

Fundamental Large Cap Value (formerly Optimized Value) (John Hancock Asset Management)
Benchmark Index — The Trust slightly outperformed for the one-year period, underperformed for the three-year period, and underperformed for the five-year period.

Morningstar Category — The Trust modestly outperformed for the one-year period, underperformed for the three-year period, and underperformed for the five-year period.

Subadvisory fees for this Trust are modestly lower than the peer group median.

Net management fees for this Trust are slightly lower than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

The Board took into account the change in portfolio management team in January 2011 and the recent change in investment process.

The Board noted the strong performance of the Trust relative to its benchmark and peers since the change in portfolio management.

The Board requested that management continue to closely monitor the Trust’s performance.

John Hancock Variable Insurance Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2011	Fees and Expenses	Other Comments

Fundamental Value (Davis Selected Advisers, L.P.)
Benchmark Index — The Trust modestly underperformed for the one-year period, underperformed for the three-year period, and underperformed for the five-year period.

Morningstar Category — The Trust slightly underperformed for the one-year period, underperformed for the three-year period, and slightly underperformed for the five-year period.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s investment style and market conditions.

The Board also noted the 3- and 5-year performance was negatively impacted by relative underperformance in 2008. In addition, the Board noted that the margin of underperformance over the 5-year period is narrow versus peers and that the Trust had outperformed its peer group since inception.

The Board also noted the favorable longer-term performance of the comparably managed retail fund.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

Global (Templeton Global Advisors Limited)
Benchmark Index — The Trust slightly underperformed for the one-year period, outperformed for the three-year period, underperformed for the five-year period, and underperformed for the ten-year period.

Morningstar Category — The Trust modestly underperformed for the one-year period, outperformed for the three-year period, underperformed for the five-year period, and underperformed for the ten-year period.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are slightly lower than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance.

The Board also noted that a new lead portfolio manager assumed responsibility for the Trust in March 2011.

The Board requested that management continue to closely monitor the Trust’s performance.

Growth Equity (Rainier Investment Management)	Benchmark Index — The Trust slightly underperformed for the one-year period. Morningstar Category — The Trust slightly outperformed for the one-year period.
Subadvisory fees for this Trust are slightly lower than the peer group median.

Net management fees for this Trust are equal to the peer group median.

Total expenses for this Trust are equal to the peer group median.

The Board noted that the Trust commenced operations on April 28, 2008, and has a limited performance history. In reviewing the Trust, the Board noted management’s discussion of the Trust’s performance, including the Subadviser’s investment style and the impact of current conditions.

The Board also noted the Trust’s strong performance relative to the peer group in 2010.

John Hancock Variable Insurance Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2011	Fees and Expenses	Other Comments

Health Sciences (T. Rowe Price Associates, Inc.)	Benchmark Index — The Trust outperformed for the one-year, three-year, and five-year periods. Morningstar Category — The Trust outperformed for the one-year, three-year, and five-year periods.
Subadvisory fees for this Trust are modestly higher than the peer group median.

Net management fees for this Trust are equal to the peer group median.

Total expenses for this Trust are equal to the peer group median.

Heritage (American Century Investment Management, Inc.)
Benchmark Index — The Trust slightly outperformed for the one-year period, underperformed for the three-year period, and underperformed for the five-year period.

Morningstar Category — The Trust modestly outperformed for the one-year period, underperformed for the three-year period and underperformed for the five-year period.

Subadvisory fees for this Trust are slightly lower than the peer group median.

Net management fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board noted the strong performance since the Trust changed its investment style and portfolio managers in May 2010.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

The Board also noted a reduction in the advisory and subadvisory fees effective May 3, 2010.

International Core (Grantham, Mayo, Van Otterloo & Co. LLC)
Benchmark Index — The Trust modestly outperformed for the one-year period, slightly underperformed for the three-year period, and underperformed for the five- and ten-year periods.

Morningstar Category — The Trust modestly outperformed for the one-year period, slightly outperformed for the three-year period, slightly underperformed for the five-year period, and underperformed for the ten-year period.

Subadvisory fees for this Trust are slightly higher than the peer group median.

Net management fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including factors contributing to performance results such as the subadviser’s investment style and market conditions and the Trust’s improved more recent performance.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

The Board noted that additional breakpoints in the advisory and subadvisory fee schedules were implemented in 2009.

International Opportunities (Marsico Capital Management, LLC)
Benchmark Index — The Trust outperformed for the one-year period, underperformed for the three-year period, and modestly underperformed for the five-year period.

Morningstar Category — The Trust slightly underperformed for the one-year period, underperformed for the three-year period, and underperformed for the five-year period.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are equal to the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s investment style. The Board also noted the Trust’s more recent improved performance relative to its benchmark as well as the continued close monitoring of the Trust’s performance.

The Board also took into account the longer-term performance history of the subadviser’s retail fund.

John Hancock Variable Insurance Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2011	Fees and Expenses	Other Comments

International Small Company (Dimensional Fund Advisors LP)
Benchmark Index — The Trust slightly outperformed for the one-year period and underperformed for the three-year period.

Morningstar Category — The Trust slightly outperformed for the one-year period and underperformed for the three-year period.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are equal to the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s investment style and current market conditions.

The Board also noted the longer-term performance history of the subadviser’s comparable mutual fund.

International Value (Templeton Investment Counsel, LLC & Templeton Global Advisors Limited)
Benchmark Index — The Trust outperformed for the one-year period, outperformed for the three-year period, outperformed for the five-year period, and outperformed for the ten-year period.

Morningstar Category — The Trust outperformed for the one-year period, outperformed for the three-year period, outperformed for the five-year period, and outperformed for the ten-year period

Subadvisory fees for this Trust are slightly lower than the peer group median.

Net management fees for this Trust are equal to the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, noting the Trust’s consistent outperformance relative to the index and peer group average.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

Large Cap (UBS Global Asset Management (Americas) Inc.)
Benchmark Index — The Trust underperformed for the one-year period, underperformed for the three-year period, and underperformed for the five-year period.

Morningstar Category — The Trust modestly underperformed for the one-year period, underperformed for the three-year period and underperformed for the five-year period.

Subadvisory fees for this Trust are modestly lower than the peer group median.

Net management fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the strong performance in 2009 and 2010.

The Board also noted the longer-term performance history of the comparable mutual fund after which the Trust is modeled, which has outperformed its peer group average over the ten-year period.

The Board requested that management continue to closely monitor the Trust’s performance.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory and subadvisory fee structure.

John Hancock Variable Insurance Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2011	Fees and Expenses	Other Comments

Mid Cap Stock (Wellington Management Company, LLP)
Benchmark Index — The Trust slightly outperformed for the one-year period, modestly underperformed for the three-year period, modestly outperformed for the five-year period, and outperformed for the ten-year period.

Morningstar Category — The Trust slightly outperformed for the one-year period, slightly underperformed for the three-year period, outperformed for the five-year period, and outperformed for the ten-year period.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, noting that three-year period performance was hurt by results in 2009 and in the first quarter of 2010. The Board also noted the Trust’s more recent improved performance and also the Trust’s strong performance over the longer term periods.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

Mid Cap Value Equity (Columbia Management Investment Advisers, LLC)
Benchmark Index — The Trust slightly outperformed for the one-year period and underperformed for the three-year period.

Morningstar Category — The Trust slightly outperformed for the one-year period and underperformed for the three-year period.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, noting that the Trust has exceeded the peer group average since its inception in April 2006.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

Mid Value (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust underperformed for the one-year period, modestly outperformed for the three-year period, outperformed for the five-year period, and slightly outperformed for the ten-year period.

Morningstar Category — The Trust underperformed for the one-year period, outperformed for the three-year and five-year periods, and modestly outperformed for the ten-year period.

Subadvisory fees for this Trust are modestly higher than the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are modestly higher than the peer group median.
The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

John Hancock Variable Insurance Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2011	Fees and Expenses	Other Comments

Mutual Shares (Franklin Mutual Advisers)
Benchmark Index — The Trust slightly underperformed for the one-year period and underperformed for the three-year period.

Morningstar Category — The Trust underperformed for the one-year period and underperformed for the three-year period.

Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance.

The Board also noted that performance of the comparable retail fund the Trust is modeled after outperforms its peer group average over the ten-year period.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

The Board also noted that the limited availability of this strategy resulted in higher subadvisory fees. In addition, the Board noted that effective March 25, 2011 a breakpoint was added to the fee schedule resulting in lower fees for assets over $1 billion.

Natural Resources (Wellington Management Company, LLP)
Benchmark Index — The Trust slightly underperformed for the one-year period, underperformed for the three-year period, and slightly underperformed for the five-year period.

Morningstar Category — The Trust slightly outperformed for the one-year period, underperformed for the three-year period, and slightly underperformed for the five-year period.

Subadvisory fees for this Trust are slightly higher than the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance relative to its benchmark and the peer group. The Board also noted that although the Trust slightly underperformed its peer group average for the five-year period, it ranked above the median of the peer group for the five-year period.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure and the small size of the peer group.

The Board also noted that the advisory and subadvisory fees for the Trust had been reduced effective May 3, 2010.

John Hancock Variable Insurance Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2011	Fees and Expenses	Other Comments

Real Estate Securities (Deutsche Asset Management Americas Inc.)
Benchmark Index — The Trust modestly outperformed for the one-year period, outperformed for the three-year period, and outperformed for the five-year period.

It was noted that the Trust’s benchmark does not have ten years of performance history.

Morningstar Category — The Trust modestly outperformed for the one-year period, outperformed for the three-year period, outperformed for the five-year period, and slightly outperformed for the ten-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are modestly lower than the peer group median.

Total expenses for this Trust are modestly lower than the peer group median.

Science & Technology (RCM Capital Management LLC and T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust outperformed for the one-year, three-year, five-year and ten-year periods.

Morningstar Category — The Trust outperformed for the one-year, three-year and five-year periods and slightly outperformed for the ten-year period.

Subadvisory fees for this Trust are slightly higher than the peer group median.

Net management fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.
The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

Small Cap Growth (Wellington Management Company, LLP)
Benchmark Index — The Trust slightly underperformed for the one-year period, slightly underperformed for the three-year period, outperformed for the five-year period, and outperformed for the ten-year period.

Morningstar Category — The Trust slightly underperformed for the one-year period, modestly outperformed for the three-year period, outperformed for the five-year period, and outperformed for the ten-year period.

Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are modestly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s more recent performance relative to its benchmark and the peer group. The Board also noted the Trust’s outperformance relative to its benchmark and the peer group over the five- and ten-year periods.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

John Hancock Variable Insurance Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2011	Fees and Expenses	Other Comments

Small Cap Opportunities (Dimensional Fund Advisors LP and Invesco Advisers, Inc.)
Benchmark Index — The Trust modestly outperformed for the one-year period, modestly underperformed for the three-year period, and underperformed for the five-year period.

Morningstar Category — The Trust modestly outperformed for the one-year period, modestly underperformed for the three-year period, and underperformed for the five-year period.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are equal to the peer group median.

The Board took into account management’s discussion of the Trust’s performance. The Board noted that the previous subadviser was replaced by two new subadvisers in 2008 and that the Trust’s long-term performance reflects the performance of the previous subadviser.

The Board noted that performance since the change in subadviser has been strong.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

Small Cap Value (Wellington Management Company, LLP)
Benchmark Index — The Trust slightly outperformed for the one-year period, outperformed for the three-year period, outperformed for the five-year period, and outperformed for the ten-year period.

Morningstar Category — The Trust slightly underperformed for the one-year period, outperformed for the three-year period, outperformed for the five-year period, and modestly outperformed for the ten-year period.

Subadvisory fees for this Trust are slightly higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are modestly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including its overall outperformance over the longer term periods. The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

The Board also noted the lower re-negotiated advisory and subadvisory fees which took effect May 3, 2010.

Small Company Growth (Invesco Advisers, Inc.)
Benchmark Index — The Trust slightly outperformed for the one-year period, modestly underperformed for the three-year period, and modestly outperformed for the five-year period.

Morningstar Category — The Trust modestly outperformed for the one-year period, slightly outperformed for the three-year period, and outperformed for the five-year period.

Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are modestly higher than the peer group median.

The Board took into account the strength of the Trust’s three-year and five-year performance versus peers.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

The Board also noted the lower re-negotiated subadvisory fees which took effect in June 2011.

John Hancock Variable Insurance Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2011	Fees and Expenses	Other Comments

Small Company Value (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust slightly outperformed for the one-year period, modestly outperformed for the three-year period, outperformed for the five-year period, and modestly outperformed for the ten-year period.

Morningstar Category — The Trust modestly underperformed for the one-year period, slightly underperformed for the three-year period, outperformed for the five year period and modestly outperformed for the ten-year period.

Subadvisory fees for this Trust are higher than the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the factors that contributed to the Trust’s performance over the shorter term relative to its peers, and noted that its overall performance has been favorable.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

Smaller Company Growth (John Hancock Asset Management (North America), Frontier Capital Management Company, LLC, Perimeter Capital Management)	Benchmark Index — The Trust modestly underperformed for the one-year period. Morningstar Category — The Trust modestly underperformed for the one-year period.
Subadvisory fees for this Trust are slightly higher than the peer group median.

Net management fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board noted that the Trust commenced operations on October 7, 2008, and has a limited performance history.

The Board noted that the Trust’s performance relative to its peer group and the benchmark was acceptable given the Trust’s limited performance history.

The Board also took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure, and the impact of the size of the Trust on Trust expenses.

U.S. Equity (formerly U.S. Multi Sector) (Grantham, Mayo, Van Otterloo & Co. LLC)
Benchmark Index — The Trust underperformed for the one-year period, modestly underperformed for the three-year period and underperformed for the five-year period.

Morningstar Category — The Trust underperformed for the one-year period, outperformed for the three-year period, and underperformed for the five-year period.

Subadvisory fees for this Trust are slightly lower than the peer group median.

Net management fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s more recent performance, including the subadviser’s investment style and current market conditions. The Board also noted the longer-term performance history of the subadviser’s comparably managed institutional fund.

The Board requested that management continue to closely monitor the Trust’s performance.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

The Board also approved a reduction in the management fee schedule effective as of June 14, 2011.

John Hancock Variable Insurance Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2011	Fees and Expenses	Other Comments

Utilities (Massachusetts Financial Services Company)
Benchmark Index — The Trust slightly outperformed for the one-year period, and modestly underperformed for the three-year period.

Morningstar Category — The Trust modestly outperformed for the one-year period, and outperformed for the three-year period.

Subadvisory fees for this Trust are modestly lower than the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.
The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

Value (Invesco Advisers, Inc.)
Benchmark Index — The Trust slightly underperformed for the one-year period, slightly outperformed for the three-year period, outperformed for the five-year period, and modestly underperformed for the ten-year period.

Morningstar Category — The Trust slightly outperformed for the one-year period, slightly outperformed for the three-year period, outperformed for the five-year period, and slightly underperformed for the ten-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are slightly lower than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

Value & Restructuring (Columbia Management Investment Advisers, LLC)
Benchmark Index — The Trust outperformed for the one-year period, underperformed for the three-year period, and slightly outperformed for the five-year period.

Morningstar Category — The Trust outperformed for the one-year period, outperformed for the three-year period, and outperformed for the five-year period.

Subadvisory fees for this Trust are modestly higher than the peer group median.

Net management fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.
The Board took into account management’s discussion of the Trust’s expenses, including the advisory / subadvisory fee structure.

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

Strategic Allocation Trust
Lifestyle Balanced PS Series
Lifestyle Conservative PS Series
Lifestyle Growth PS Series
Lifestyle Moderate PS Series

At an in-person meeting on March 23-25, 2011, the Board of Trustees of John Hancock Variable Insurance Trust (formerly, John Hancock Trust) (the “Trust”), including all of the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved the following new series of the Trust:

    Strategic Allocation Trust
    Lifestyle Balanced PS Series
    Lifestyle Conservative PS Series
    Lifestyle Growth PS Series
    Lifestyle Moderate PS Series
    (the “New Portfolios”)

This section describes the evaluation by the Board of Trustees of:

(a) an amendment (the “Advisory Agreement Amendment”) to the advisory agreement between the Trust and John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”) to add the New Portfolios; and

(b) an amendment to the subadvisory agreement between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“John Hancock Asset Management”) to add the New Portfolios (the “John Hancock Subadvisory Agreement Amendment”);

(c) an amendment to the subadvisory agreement between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (“John Hancock Asset Management (North America)”) to add the Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series and Lifestyle Moderate PS Series (the “John Hancock (North America) Subadvisory Agreement Amendment”); and

(d) an amendment to the subadvisory agreement between the Adviser and QS Investors, LLC (“QS Investors”) to add the Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series and Lifestyle Moderate PS Series (the “QS Investors Subadvisory Agreement Amendment”).

John Hancock Asset Management, John Hancock Asset Management (North America) and QS Investors are each referred to as a “Subadviser” and collectively as the “Subadvisers.”

The John Hancock Subadvisory Agreement Amendment, the John Hancock (North America) Subadvisory Agreement Amendment and the QS Investors Subadvisory Agreement Amendment are each referred to as a “Subadvisory Agreement” and collectively as the “Subadvisory Agreements”.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s Adviser, approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (the “Funds”) and approving the Trust’s advisory and subadvisory agreements (and any sub-subadvisory agreements), their periodic continuation and any amendments. Consistent with Securities and Exchange Commission rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

(1)	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

(2)	the investment performance of the Funds and their subadvisers;

(3)	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

(4)	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

(5)	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. The Board also took into account any indirect benefits expected to be derived by the Adviser and its affiliates from their relationship with the Funds. With respect to its evaluation of subadvisory agreements with entities that are not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers any other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement Amendment and Subadvisory Agreements

At its in-person meeting on March 23-25, 2011, the Board, including all the Independent Trustees, approved the Advisory Agreement Amendment and the Subadvisory Agreements with respect to each of the New Portfolios.

In considering the Advisory Agreement Amendment and Subadvisory Agreements, the Board received in advance of the meeting a variety of materials relating to each New Portfolio, the Adviser and each Subadviser, including comparative performance (if available), fee and expense information for a peer group of similar mutual funds and other information regarding the nature, extent and quality of services to be provided by the Adviser and Subadvisers under their respective Agreements. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by the Adviser and the Subadvisers with respect to other funds in the Trust and in John Hancock Funds II, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisers. The Board also took into account information with respect to the New Portfolios presented at the December 15-17, 2010 meeting. The Board noted the affiliation of certain of the Sub-advisers with JHIMS, as well as the type of product in which the New Portfolios would be distributed, noting any potential conflicts of interest.

Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional information from management. The Independent Trustees also received a memorandum from their independent counsel discussing

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

the legal standards for their consideration of the Agreements and also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement Amendment

The Trustees also took into account their knowledge of JHIMS’s management and the quality of the performance of its duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of another trust in the complex. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considers the Adviser’s risk management processes.

In approving the Advisory Agreement Amendment, and with reference to the factors that it regularly considers when considering approval of advisory and subadvisory agreements as listed above, the Board:

(1)–(a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel;

(b) considered JHIMS’s compliance policies and procedures and noted its responsiveness to regulatory changes and mutual fund industry developments; and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to perform its services under the Advisory Agreement Amendment with respect to the New Portfolios;

(2)–(a) considered the performance of other comparable funds, if any, managed by the Adviser and the Subadvisers and the performance of such funds’ respective benchmarks and comparable funds in their peer group; and (b) the performance of other Trust and John Hancock Funds II funds managed by the Adviser and Subadvisers;

(3)–(a) reviewed the advisory fee structure for the New Portfolios and the incorporation of the subadvisory fee breakpoints (as described below under “Approval of Subadvisory Agreements” below) and concluded that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Portfolios to benefit from economies of scale if the assets of such funds grow;

(b) the Board also considered the effect of the New Portfolios’ potential growth in size on their performances and fees. The Board also noted that if the New Portfolios’ assets increase over time, the New Portfolios may realize other economies of scale if assets increase proportionally more than certain other fixed expenses; and

(c) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds and each of the funds of John Hancock Funds II (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”): The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than $100 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this semi-annual report are each of the fund of funds of the Trust and John Hancock Funds II.)

(4)–(a) reviewed and considered information presented by JHIMS regarding the anticipated profitability of JHIMS’s and its affiliates’ relationship with the New Portfolios and whether JHIMS has the financial ability to provide a high level of services to the New Portfolios;

(b) considered the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the New Portfolios as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(c) considered that JHIMS also will provide administrative services to the New Portfolios on a cost basis pursuant to an administrative services agreement and that John Hancock Distributors, LLC, an affiliate of the Adviser, will provide distribution services to the New Funds, respectively;

(d) considered that certain of the Subadvisers to the New Portfolios are affiliates of the Adviser;

(e) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the New Portfolios;

(f) noted that for the New Portfolios, JHIMS will pay the subadvisory fee out of the advisory fees JHIMS will receive from the New Portfolios; and

(g) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Portfolios and the entrepreneurial risk that it assumes as Adviser.

Based upon its review, the Board concluded that the Adviser and its affiliates’ anticipated level of profitability, if any, from their relationship with the New Portfolios was reasonable and not excessive.

(5) reviewed comparative information with respect to the advisory fee rates, and concluded that the anticipated advisory fees for the New Portfolios are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board also took into account management’s discussion with respect to the advisory / subadvisory fee structure. The Board also noted that the Adviser pays the subadvisory fees of the New Portfolios, and that, with respect to the unaffiliated Subadviser such fees are negotiated at arm’s length. The Board also took into account the level and quality of services expected to be provided by JHIMS with respect to the New Portfolios, as well as the other factors considered. The Board concluded that the advisory fees to be paid by the Trust with respect to the New Portfolios were reasonable in light of such information.

In addition, in the case of the Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series and Lifestyle Moderate PS Series (each a “Fund of Funds”), the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund of Funds and concluded that the advisory fee to be paid to the Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered in approving the Advisory Agreement Amendment is set forth in Appendix A.

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

Approval of Subadvisory Agreements

In making its determination with respect to the Subadvisory Agreement Amendments and with reference to the factors that it considers in considering approval of subadvisory agreements, the Board reviewed or considered:

(1)	information relating to the Subadviser’s business, including current subadvisory services to the Trust and John Hancock Funds II;

(2)	the investment performance of other Trust and John Hancock Funds II funds managed by the Subadviser; and

(3)	the proposed subadvisory fee for the New Portfolios, including any breakpoints, and comparative fee information as set forth in Appendix A.

With respect to the services to be provided by each Subadviser, the Board considered, among other information, the Sub-Adviser’s current level of staffing and its overall resources. The Board took into account each Sub-Adviser’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Sub-Adviser’s investment personnel who would provide services to the Portfolios. The Board also took into account its familiarity with each Sub-Adviser in providing services to other funds in the Trust and John Hancock Funds and information received during the past year, including other things, the Sub-Adviser’s compliance program and any disciplinary history. The Board also considered the Sub-Adviser’s risk assessment and monitoring process. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with the Sub-Advisers and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Sub-Advisers and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Sub-Adviser.

The Board considered each Sub-Adviser’s investment process and philosophy. The Board also took into account the sub-advisory fees paid by the Adviser to fees charged by the Sub-Adviser to manage other comparable sub-advised portfolios, if applicable.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1)	that the Subadviser has demonstrated skills as a manager, is currently the subadviser to other funds of the Trust and John Hancock Funds II and the Board is generally satisfied with the Subadviser’s management of these funds, and may reasonably be expected to provide a high quality of investment management services and personnel to each of the New Portfolios;

(2)	The subadvisory fees for the New Portfolios are: (i) within industry norms and (ii) paid by the Adviser and not by the Portfolios and with respect to the unaffiliated Subadviser are a product of arm’s length negotiation between the Adviser and the Subadviser; and are reasonable; and

(3)	Subadvisory breakpoints are reflected as breakpoints in the advisory fees for the Portfolios.

In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the subadviser for the Fund of Funds and concluded that the subadvisory fee to be paid to the subadviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered in approving the Subadvisory Agreements is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement Amendment and each of the Subadvisory Agreements would be in the best interest of each of the New Portfolios and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement Amendment and the Subadvisory Agreements.

John Hancock Variable Insurance Trust
Appendix A

Trust (Subadviser)	Comparable Fund Performance as of December 31, 2010	Estimated Fees and Expenses as of December 31, 2010	Other Comments

Strategic Allocation Trust (John Hancock Asset Management)	No comparable fund performance is available.	Estimated advisory fees for the Trust were lower than its peer group median. Estimated total net expenses for the Trust were lower than its peer group median.

Lifestyle Conservative PS Series (John Hancock Asset Management, John Hancock Asset Management (North America) QS Investors, LLC)	No comparable fund performance is available. See “Other Comments.”	Estimated advisory fees for the Trust were lower than its peer group median. Estimated subadvisory fees for the Trust were lower than its peer group median.	It was also noted that the Subadvisers manage other similar types of JHVIT and JHF II funds and the Board is generally satisfied with their performance.

Lifestyle Moderate PS Series (John Hancock Asset Management, John Hancock Asset Management (North America) QS Investors, LLC)	No comparable fund performance is available. See “Other Comments.”	Estimated advisory fees for the Trust were lower than its peer group median. Estimated subadvisory fees for the Trust were lower than its peer group median.	It was also noted that the Subadvisers manage other similar types of JHVIT and JHF II funds and the Board is generally satisfied with their performance.

Lifestyle Balanced PS Series (John Hancock Asset Management, John Hancock Asset Management (North America) QS Investors, LLC)	No comparable fund performance is available. See “Other Comments.”	Estimated advisory fees for the Trust were lower than its peer group median. Estimated subadvisory fees for the Trust were lower than its peer group median.	It was also noted that the Subadvisers manage other similar types of JHVIT and JHF II funds and the Board is generally satisfied with their performance.

Lifestyle Growth PS Series (John Hancock Asset Management, John Hancock Asset Management (North America) QS Investors, LLC)	No comparable fund performance is available. See “Other Comments”	Estimated advisory fees for the Trust were lower than its peer group median. Estimated subadvisory fees for the Trust were lower than its peer group median.	It was also noted that the Subadvisers manage other similar types of JHVIT and JHF II funds and the Board is generally satisfied with their performance.

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

Fundamental All Cap Core Trust (formerly Optimized All Cap Trust)
Fundamental Large Cap Value Trust (formerly Optimized Value Trust)

At an in-person meeting on March 23-25 2011, the Board of Trustees of John Hancock Variable Insurance Trust (formerly John Hancock Trust) (the “Trust”), including all of the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved an amendment to the subadvisory agreement between John Hancock Investment Management Services, LLC (the “Adviser”) and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“John Hancock Asset Management” or the “Sub-Adviser”) to add the Fundamental All Cap Core Trust and Fundamental Large Cap Value Trust (the “Portfolios”) (the “Subadvisory Agreement Amendment”).

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the adviser to the Trust, approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (the “Funds”) and approving the Trust’s advisory and subadvisory agreements (and any sub-subadvisory agreements), their periodic continuation and any amendments. Consistent with Securities and Exchange Commission rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

(1)	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

(2)	the investment performance of the Funds and their subadvisers (or the Adviser if there is no subadviser);

(3)	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

(4)	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

(5)	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. The Board also takes into account any indirect benefits expected to be derived by the Adviser and its affiliates and the subadvisers and their affiliates from their relationships with the Funds. With respect to its evaluation of subadvisory agreements with entities that are not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers any other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Subadvisory Agreement Amendment

At an in-person meeting on March 23-25, 2011, the Board, including all the Independent Trustees, approved the Subadvisory Agreement Amendment.

In considering the Subadvisory Agreement Amendment, the Board received in advance of the meeting a variety of materials relating to each Portfolio and the Sub-Adviser, including performance information for relevant benchmark indices and comparable funds. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by the current sub-adviser to the Portfolios, as well as the services provided by the proposed Sub-Adviser to the Funds with respect to other funds in the Trust and in John Hancock Funds II, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the current sub-adviser to the Portfolios. The Board also took into account information received at a special Board meeting held on January 10, 2011. The Board noted the affiliation of the Sub-Adviser with JHIMS, noting any potential conflicts of interest.

Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional information from management. The Independent Trustees also discussed the proposed continuation of the Subadvisory Agreement Amendment in private sessions with their independent legal counsel at which no representatives of management were present.

In making its determination with respect to the Subadvisory Agreement Amendment and with reference to the factors that it considers when considering approval of advisory and subadvisory agreements as listed above, the Board reviewed or considered:

(1)	information relating to the Subadviser’s business, including current subadvisory services to the Trust and John Hancock Funds II;

(2)	the performance of each Portfolio and comparative performance information relating to the Portfolios’ benchmark and comparable funds;

(3)	the historical performance of comparable funds previously managed by the proposed portfolio manager for the Portfolios, and of other Trust and John Hancock Funds II funds managed by the Subadviser; and

(4)	the subadvisory fee for each Portfolio, including any breakpoints.

With respect to the services to be provided by the Subadviser, the Board considered, among other information, the Sub-Adviser’s current level of staffing and its overall resources. The Board took into account the Sub-Adviser’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Sub-Adviser’s investment personnel who would provide services to the Portfolios. The Board also took into account its familiarity with the Sub-Adviser in providing services to other funds in the Trust and John Hancock Funds and information received during the past year, including other things, the Sub-Adviser’s compliance program and any disciplinary history. The Board also considered the Sub-Adviser’s risk assessment and monitoring process. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with the Sub-Adviser and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Sub-Adviser and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Sub-Adviser.

The Board considered the Sub-Adviser’s investment process and philosophy. The Board also took into account the sub-advisory fees paid by the Adviser to fees charged by the Sub-Adviser to manage other sub-advised portfolios. The Board’s decision to approve the Subadvisory Agreement Amendment was based on a number of determinations, including the following:

(1)	Approval of the Subadvisory Agreement Amendment reflects the re-allocation of subadvisory services between John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (“John Hancock

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

Asset Management (North America)”), the current subadviser to the Portfolios, and the Subadviser, each of which is affiliated with the Adviser.

(2)	The Subadviser has demonstrated skill as a manager, is currently the subadviser to multiple funds of the Trust and John Hancock Funds II and the Board is generally satisfied with the Subadviser’s management of these funds, and may reasonably be expected to provide a high quality of investment management services and personnel to each of the Portfolios.

(3)	The portfolio management team of John Hancock Asset Management (North America) who currently manage the assets of the Portfolios are expected to continue to manage the Funds, and the Board is satisfied with their skill and experience and with the performance of the Portfolios under their management.

(4)	The Board noted the strong performance record of the current portfolio management team with respect to each Portfolio, as well as the performance history of comparable funds previously advised by the Portfolios’ portfolio managers.

(5)	The Board noted that the Fundamental All Cap Core Trust outperformed its benchmark index and peer group for the one-year period ended December 31, 2010, and underperformed its benchmark index and peer group for the three- and five- year periods ended December 31, 2010 and the Fundamental Large Cap Value Trust underperformed its benchmark index and peer group for the one- , three- and five- year ended December 31, 2010. The Board took into account the improved performance of the Portfolios relative to their benchmark and peer group since the current portfolio management team began managing the Portfolios on January 12, 2011.

(6)	The subadvisory fees for the Portfolios are: (i) within industry norms; (ii) are the same as under the current subadvisory agreement with John Hancock Asset Management (North America) and (iii) paid by the Adviser and not by the Portfolios and approval of the Subadvisory Agreement Amendment will not result in any change in the advisory fees for any of the Portfolios; and are reasonable.

(7)	Subadvisory breakpoints are reflected as breakpoints in the advisory fees for the Portfolios.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that renewal of the Subadvisory Agreement Amendment would be in the best interest of each of the Portfolios and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Subadvisory Agreement Amendment with respect to each Portfolio.

John Hancock Variable Insurance Trust
For More Information

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov.

PROXY VOTING POLICY A description of the Trust’s proxy voting policies and procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-344-1029 or on the SEC Web site at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available electronically on the SEC Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

John Hancock Variable Insurance Trust
Semiannual Report — Table of Contents

Sector Weightings	3

Shareholder Expense Example	5

Summary Portfolio of Investments (See below for each Portfolio’s page #)	8

Statements of Assets and Liabilities	37

Statements of Operations	41

Statements of Changes in Net Assets	45

Financial Highlights	48

Notes to Financial Statements	55

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees	100

For More Information	112

Portfolio	Summary Portfolio of Investments
Active Bond Trust	8
Bond Trust	10
Bond PS Series	11
Core Bond Trust	13
Global Bond Trust	15
High Yield Trust	17
Income Trust	19
Investment Quality Bond Trust	21
Money Market Trust	23
Money Market Trust B	24
New Income Trust	24
Real Return Bond Trust	26
Short Term Government Income Trust	28
Strategic Income Opportunities Trust	29
Total Return Trust	32
Ultra Short Term Bond Trust	34

2

John Hancock Variable Insurance Trust
 Sector Weightings

Active Bond Trust

Sector Weighting*	% of Total
U.S. Government Agency	24.28
Collateralized Mortgage Obligations	17.65
Financials	17.13
U.S. Government	6.14
Consumer Discretionary	5.25
Energy	4.48
Industrials	3.28
Asset Backed Securities	3.10
Utilities	3.16
Materials	2.68
Telecommunication Services	2.11
Consumer Staples	2.00
Health Care	0.95
Foreign Government	0.80
Municipal Bonds	0.59
Information Technology	0.29
Short-Term Investments & Other	6.11

Bond Trust

Sector Weighting*	% of Total
U.S. Government Agency	43.16
Financials	21.05
U.S. Government	14.24
Consumer Discretionary	3.62
Energy	3.40
Materials	3.21
Industrials	2.66
Utilities	2.62
Telecommunication Services	1.96
Consumer Staples	1.32
Health Care	0.43
Asset Backed Securities	0.21
Information Technology	0.17
Foreign Government Obligations	0.16
Collateralized Mortgage Obligations	0.11
Municipal Bonds	0.09
Short-Term Investments & Other	1.59

Bond PS Series

Sector Weighting*	% of Total
U.S. Government Agency	33.59
Financials	24.80
U.S. Government	18.09
Consumer Staples	4.47
Consumer Discretionary	3.90
Telecommunication Services	3.36
Materials	3.20
Utilities	3.01
Energy	2.95
Short-Term Investments & Other	2.63

Core Bond Trust

Sector Weighting*	% of Total
U.S. Government Agency	60.05
Asset Backed Securities	10.99
U.S. Government	10.61
Collateralized Mortgage Obligations	10.15
Financials	8.51
Utilities	2.45
Energy	2.14
Telecommunication Services	1.65
Consumer Staples	1.47
Foreign Government Obligations	1.43
Consumer Discretionary	1.33
Municipal Bonds	1.16
Materials	1.02
Health Care	0.88
Industrials	0.63
Information Technology	0.32
Short-Term Investments & Other	(14.79)

Global Bond Trust

Sector Weighting*	% of Total
Financials	39.71
Foreign Government	23.24
U.S. Government Agency	15.22
Collateralized Mortgage Obligations	13.60
Asset Backed Securities	3.60
Municipal Bonds	3.24
Consumer Discretionary	3.03
Energy	1.41
Industrials	1.10
Consumer Staples	0.73
Materials	0.44
Telecommunication Services	0.44
Utilities	0.36
Information Technology	0.25
Health Care	0.20
Short-Term Investments & Other	(6.57)

High Yield Trust

Sector Weighting*	% of Total
Consumer Discretionary	20.36
Energy	13.21
Financials	12.37
Industrials	12.03
Telecommunication Services	10.91
Materials	7.72
Utilities	4.94
Health Care	4.27
Foreign Government	3.28
Consumer Staples	3.05
Information Technology	1.86
Warrants	0.32
Short-Term Investments & Other	5.68

Income Trust

Sector Weighting*	% of Total
Utilities	21.64
Financials	20.48
Energy	15.84
Health Care	10.93
Consumer Discretionary	7.18
Information Technology	7.05
Telecommunication Services	4.28
Industrials	3.87
Materials	3.68
Collateralized Mortgage Obligations	0.39
Consumer Staples	2.49
Asset Backed Securities	0.45
Municipal Bonds	0.33
Warrants	0.13
Short-Term Investments & Other	1.26

Investment Quality Bond Trust

Sector Weighting*	% of Total
Financials	25.42
U.S. Government	15.57
U.S. Government Agency	13.27
Collateralized Mortgage Obligations	10.94
Consumer Discretionary	5.46
Municipal Bonds	4.88
Consumer Staples	4.86
Telecommunication Services	4.16
Energy	3.95
Utilities	3.80
Health Care	2.74
Asset Backed Securities	2.36
Materials	1.77
Industrials	1.73
Foreign Government	1.37
Information Technology	0.26
Short-Term Investments & Other	(2.54)

Money Market Trust

Sector Weighting*	% of Total
Commercial Paper	50.22
Corporate Interest-Bearing Obligations	19.33
U.S. Government	18.67
U.S. Government Agency	12.13
Other	(0.35)

Money Market Trust B

Sector Weighting*	% of Total
Commercial Paper	56.80
Corporate Interest-Bearing Obligations	20.87
U.S. Government	19.53
U.S. Government Agency	3.46
Other	(0.66)

3

John Hancock Variable Insurance Trust
 Sector Weightings

New Income Trust

Sector Weighting*	% of Total
U.S. Government Agency	38.30
U.S. Government	14.10
Financials	11.93
Collateralized Mortgage Obligations	5.48
Energy	3.92
Foreign Government	3.66
Consumer Discretionary	3.59
Asset Backed Securities	3.36
Utilities	2.51
Materials	2.13
Telecommunication Services	1.98
Industrials	1.94
Consumer Staples	1.57
Municipal bonds	1.33
Health Care	1.26
Information Technology	0.73
Short-Term Investments & Other	2.21

Real Return Bond Trust

Sector Weighting*	% of Total
U.S. Government	85.95
Financials	34.73
Foreign Government Obligations	12.39
Collateralized Mortgage Obligations	10.16
Asset Backed Securities	4.89
U.S. Government Agency	2.88
Telecommunication Services	1.10
Industrials	0.92
Materials	0.87
Municipal Bonds	0.24
Consumer Discretionary	0.08
Energy	0.08
Purchased Options	0.04
Short-Term Investments & Other	(54.33)

Short Term Government Income Trust

Sector Weighting*	% of Total
U.S. Government Agency	71.55
U.S. Government	23.71
Collateralized Mortgage Obligations	3.37
Financials	0.03
Short-Term Investments & Other	1.34

Strategic Income Opportunities Trust

Sector Weighting*	% of Total
Financials	24.50
Foreign Government	21.19
Consumer Discretionary	11.89
Materials	6.37
Industrials	6.32
Energy	5.99
Telecommunication Services	4.46
Collateralized Mortgage Obligations	3.53
Municipal Bonds	3.46
Consumer Staples	2.92
Health Care	2.62
Utilities	1.37
Information Technology	1.21
Asset Backed Securities	0.62
U.S. Government Agency	0.52
Options Purchased	0.29
Short-Term Investments & Other	2.74

Total Return Trust

Sector Weighting*	% of Total
Foreign Government	26.88
U.S. Government Agency	26.79
Financials	22.98
Collateralized Mortgage Obligations	5.26
U.S. Government	5.13
Municipal Bonds	2.98
Asset Backed Securities	2.53
Energy	1.90
Consumer Discretionary	1.03
Materials	0.54
Industrials	0.52
Information Technology	0.41
Telecommunication Services	0.31
Health Care	0.23
Utilities	0.17
Consumer Staples	0.07
Purchased Options	0.01
Short-Term Investments & Other	2.26

Ultra Short Term Bond

Sector Weighting*	% of Total
U.S. Government Agency	43.74
Asset Backed Securities	19.47
Financials	16.97
Consumer Staples	4.21
Telecommunication Services	3.87
Energy	2.70
Health Care	2.34
Consumer Discretionary	1.18
Materials	1.01
Utilities	0.69
Information Technology	0.66
Industrials	0.34
Short-Term Investments & Other	2.82

*	Top sectors as a percentage of net assets.

4

John Hancock Variable Insurance Trust
 Shareholder Expense Example

As a shareholder of John Hancock Trust, you incur ongoing costs, such as management fees, distribution (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2011 through June 30, 2011).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Expenses Paid During Period [1] 1/1/2011– 6/30/2011	Annualized Expense Ratio
Active Bond Trust
Series I — Actual	$1,000.00	$1,044.30	$3.45	0.68%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.41	0.68%
Series II — Actual	1,000.00	1,043.20	4.46	0.88%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.41	0.88%
Series NAV — Actual	1,000.00	1,044.30	3.19	0.63%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.16	0.63%
Bond Trust
Series NAV — Actual	$1,000.00	$1,028.20	$3.02	0.60%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.01	0.60%
Bond PS Series
Series II — Actual[2]	$1,000.00	$1,001.60	$1.84	1.05%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.26	1.05%
Series NAV — Actual[2]	1,000.00	1,002.40	1.40	0.80%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%
Core Bond Trust
Series I — Actual	$1,000.00	$1,032.20	$3.38	0.67%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.36	0.67%
Series II — Actual	1,000.00	1,030.70	4.38	0.87%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.36	0.87%
Series NAV — Actual	1,000.00	1,032.30	3.12	0.62%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%
Global Bond Trust
Series I — Actual	$1,000.00	$1,047.20	$4.11	0.81%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.06	0.81%
Series II — Actual	1,000.00	1,046.00	5.12	1.01%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.06	1.01%
Series NAV — Actual	1,000.00	1,047.40	3.86	0.76%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.81	0.76%

5

John Hancock Variable Insurance Trust
 Shareholder Expense Example

	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Expenses Paid During Period [1] 1/1/2011– 6/30/2011	Annualized Expense Ratio
High Yield Trust
Series I — Actual	$1,000.00	$1,053.90	$3.92	0.77%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%
Series II — Actual	1,000.00	1,051.50	4.93	0.97%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.86	0.97%
Series NAV — Actual	1,000.00	1,054.40	3.67	0.72%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.61	0.72%
Income Trust
Series NAV — Actual	$1,000.00	$1,056.80	$4.33	0.85%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.26	0.85%
Investment Quality Bond Trust
Series I — Actual	$1,000.00	$1,032.70	$3.43	0.68%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.41	0.68%
Series II — Actual	1,000.00	1,031.80	4.43	0.88%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.41	0.88%
Series NAV — Actual	1,000.00	1,032.80	3.18	0.63%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.16	0.63%
Money Market Trust
Series I — Actual	$1,000.00	$1,000.00	$0.89	0.18%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	0.90	0.18%
Series II — Actual	1,000.00	1,000.00	0.89	0.18%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	0.90	0.18%
Money Market Trust B
Series NAV — Actual	$1,000.00	$1,000.00	$0.99	0.20%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.00	0.20%
New Income Trust
Series NAV — Actual	$1,000.00	$1,024.00	$3.16	0.63%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.16	0.63%
Real Return Bond Trust
Series I — Actual	$1,000.00	$1,056.90	$4.18	0.82%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.11	0.82%
Series II — Actual	1,000.00	1,055.80	5.20	1.02%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.11	1.02%
Series NAV — Actual	1,000.00	1,057.70	3.93	0.77%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%
Short Term Government Income Trust
Series I — Actual	$1,000.00	$1,013.90	$3.25	0.65%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%
Series II — Actual	1,000.00	1,013.10	4.24	0.85%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.26	0.85%
Series NAV — Actual	1,000.00	1,013.90	3.00	0.60%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.01	0.60%
Strategic Income Opportunities Trust
Series I — Actual	$1,000.00	$1,061.40	$4.04	0.79%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79%
Series II — Actual	1,000.00	1,061.30	5.06	0.99%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.91	0.99%
Series NAV — Actual	1,000.00	1,061.60	3.78	0.74%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%
Total Return Trust
Series I — Actual	$1,000.00	$1,027.70	$3.87	0.77%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%
Series II — Actual	1,000.00	1,027.00	4.88	0.97%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.86	0.97%
Series NAV — Actual	1,000.00	1,027.80	3.62	0.72%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.61	0.72%

6

John Hancock Variable Insurance Trust
 Shareholder Expense Example

	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Expenses Paid During Period [1] 1/1/2011– 6/30/2011	Annualized Expense Ratio
Ultra Short Term Bond Trust
Series I — Actual	$1,000.00	$1,002.40	$3.72	0.75%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%
Series II — Actual	1,000.00	1,001.60	4.71	0.95%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.76	0.95%
Series NAV — Actual	1,000.00	1,002.40	3.48	0.70%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.51	0.70%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

[2]	The inception date for Bond PS Series is April 28, 2011. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (64), and divided by 365 (to reflect the period).

7

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling at 1-800-344-1029. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

Active Bond Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 28.21%

Federal Home Loan Mortgage Corp. - 0.97%
4.000%, 09/01/2040	$7,628,597	$7,624,781	0.58%
6.500%, 06/01/2037
to 04/01/2039	2,474,474	2,780,372	0.21%
OTHER SECURITIES		2,455,921	0.18%

		12,861,074
Federal National Mortgage Association - 17.12%
4.000%, TBA	28,000,000	27,967,402	2.11%
4.000%, 09/01/2040
to 10/01/2040	15,358,973	15,378,965	1.16%
4.500%, TBA	41,000,000	42,378,725	3.20%
5.000%, TBA	14,000,001	14,862,579	1.12%
5.000%, 05/01/2018
to 04/01/2041	29,598,583	31,536,062	2.38%
5.500%, 02/01/2018
to 01/01/2037	46,117,510	50,102,720	3.78%
6.000%, 05/01/2035
to 07/01/2038	25,027,106	27,670,307	2.09%
6.500%, 02/01/2036
to 06/01/2039	13,636,188	15,420,589	1.16%
OTHER SECURITIES		1,386,016	0.12%

		226,703,365
Government National Mortgage Association - 0.56%
5.000%, 04/15/2035	2,700,418	2,941,228	0.22%
OTHER SECURITIES		4,426,499	0.34%

		7,367,727
U.S. Government - 0.23%
2.750%, 02/28/2018	3,000,000	3,069,141	0.23%

U.S. Government Agency - 3.43%
4.000%, 06/01/2024	6,101,330	6,369,498	0.48%
5.000%, 05/01/2018
to 04/01/2041	26,520,356	28,217,314	2.13%
5.500%, 04/01/2038
to 11/01/2039	5,823,024	6,320,680	0.48%
OTHER SECURITIES		4,562,503	0.34%

		45,469,995
U.S. Treasury Bonds - 2.57%
3.125%, 05/15/2021	21,700,000	21,622,097	1.63%
4.750%, 02/15/2041	11,730,000	12,468,626	0.94%

		34,090,723
U.S. Treasury Notes - 3.17%
0.375%, 06/30/2013	8,000,000	7,985,000	0.60%
1.000%, 09/30/2011	30,000,000	30,069,150	2.27%
2.375%, 05/31/2018	4,000,000	3,975,320	0.30%

		42,029,470
U.S. Treasury Strips - 0.16%		2,066,741	0.16%

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $367,037,770)		$373,658,236

FOREIGN GOVERNMENT
OBLIGATIONS - 0.80%
Argentina - 0.25%		$3,395,126	0.25%
Germany - 0.11%		1,414,708	0.11%
Japan - 0.07%		886,118	0.07%
Mexico - 0.14%		1,827,025	0.14%
Panama - 0.05%		680,670	0.05%
Peru - 0.01%		138,195	0.01%
United Kingdom - 0.17%		2,280,082	0.17%

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,701,000)		$10,621,924

CORPORATE BONDS - 38.49%

Consumer Discretionary - 4.79%
Time Warner Cable, Inc.
6.750%, 07/01/2018	$2,990,000	3,465,712	0.26%
OTHER SECURITIES		59,935,976	4.53%

		63,401,688
Consumer Staples - 2.00%		26,442,933	2.00%
Energy - 4.29%		56,837,283	4.29%
Financials - 14.97%
Merrill Lynch & Company, Inc.
7.750%, 05/14/2038	2,865,000	3,175,950	0.24%
Textron Financial Corp. (6.000%
to 02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2017 (S)	4,910,000	4,198,050	0.32%
Vornado Realty LP
4.250%, 04/01/2015	2,665,000	2,765,001	0.21%
OTHER SECURITIES		188,229,915	14.20%

		198,368,916
Health Care - 0.95%		12,597,830	0.95%
Industrials - 3.25%		43,081,262	3.25%
Information Technology - 0.29%		3,798,319	0.29%
Materials - 2.68%		35,460,458	2.68%
Telecommunication Services - 2.11%		28,009,553	2.11%
Utilities - 3.16%
Dominion Resources, Inc. (6.300%
to 09/30/2011, then 3 month
LIBOR + 2.300%)
09/30/2011	3,200,000	3,124,000	0.24%
OTHER SECURITIES		38,807,530	2.92%

		41,931,530

TOTAL CORPORATE BONDS (Cost $476,343,355)		$509,929,772

CAPITAL PREFERRED SECURITIES - 2.12%
Financials - 2.12%
USB Capital IX
3.500%, 08/29/2011 (Q)	4,605,000	3,806,217	0.29%
OTHER SECURITIES		24,315,744	1.83%

		28,121,961

TOTAL CAPITAL PREFERRED SECURITIES (Cost $28,916,301)		$28,121,961

CONVERTIBLE BONDS - 0.17%
Industrials - 0.07%		913,750	0.07%
Consumer Discretionary - 0.10%		1,403,850	0.10%

TOTAL CONVERTIBLE BONDS (Cost $1,462,869)		$2,317,600

The accompanying notes are an integral part of the financial statements.

8

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

MUNICIPAL BONDS - 0.59%
California - 0.05%		$687,154	0.05%
District of Columbia - 0.37%
George Washington University
5.095%, 09/15/2032	$4,580,000	4,812,252	0.37%
New Jersey - 0.17%		2,291,538	0.17%

TOTAL MUNICIPAL BONDS (Cost $7,249,604)		$7,790,944

TERM LOANS (M) - 0.65%
Consumer Discretionary - 0.36%		4,736,675	0.36%
Financials - 0.04%		566,031	0.04%
Industrials - 0.06%		705,000	0.06%
Energy - 0.19%		2,550,000	0.19%

TOTAL TERM LOANS (Cost $8,776,253)		$8,557,706

COLLATERALIZED MORTGAGE
OBLIGATIONS - 19.86%
Banc of America Large Loan, Inc.,
Series 2006-BIX1, Class C
0.367% 10/15/2019 (P)(S)	5,214,117	5,091,221	0.38%
Banc of America Large Loan, Inc.,
Series 2005-MIB1, Class B
0.447% 03/15/2022 (P)(S)	5,345,000	5,338,364	0.40%
Bear Stearns Commercial Mortgage
Securities, Inc., Series 2005-T20,
Class AJ
5.296% 10/12/2042 (P)	4,200,000	4,209,695	0.32%
Commercial Mortgage Pass Through
Certificates, Series 2007-C9,
Class A4
6.008% 12/10/2049 (P)	3,475,000	3,814,365	0.29%
Countrywide Home Loan Mortgage
Pass Through Trust,
Series 2004-HYB2, Class 4A
2.616% 07/20/2034	3,217,452	3,099,374	0.23%
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C4,
Class AJ
5.190% 08/15/2038 (P)	3,000,000	2,985,519	0.23%
Federal National Mortgage
Association, Series 2011-41,
Class KA
4.000% 01/25/2041	4,397,978	4,630,240	0.35%
GE Capital Commercial
Mortgage Corp., Series 2005-C3,
Class AJ
5.065% 07/10/2045 (P)	6,500,000	6,450,163	0.49%
GE Capital Commercial
Mortgage Corp., Series 2005-C2,
Class C
5.133% 05/10/2043 (P)	3,096,263	2,763,657	0.21%
JPMorgan Chase Commercial
Mortgage Securities Corp.,
Series 2005-LDP5, Class A4
5.371% 12/15/2044 (P)	5,990,000	6,532,632	0.49%
JPMorgan Chase Commercial
Mortgage Securities Corp.,
Series 2006-LDP8, Class AM
5.440% 05/15/2045	3,200,000	3,244,888	0.24%
JPMorgan Chase Commercial
Mortgage Securities Corp.,
Series 2007-CB18, Class A4
5.440% 06/12/2047	2,990,000	3,193,446	0.24%
JPMorgan Chase Commercial
Mortgage Securities Corp.,
Series 2006-LDP8, Class A3B
5.447% 05/15/2045	$4,530,000	$4,729,163	0.36%
JPMorgan Chase Commercial
Mortgage Securities Corp.,
Series 2007-LDPX Class AM
5.464% 01/15/2049 (P)	5,000,000	4,502,585	0.34%
LB-UBS Commercial
Mortgage Trust, 2005-C2 AJ
5.205% 04/15/2030	3,500,000	3,315,835	0.25%
LB-UBS Commercial
Mortgage Trust, Series 2006-C6,
Class AM
5.413% 09/15/2039	2,805,000	2,848,882	0.22%
Merrill Lynch Floating Trust,
Series 2006-1, Class A2
0.317% 06/15/2022 (P)(S)	4,330,000	4,235,702	0.32%
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Series 2006-2, Class A4
6.097% 06/12/2046 (P)	2,985,000	3,293,787	0.25%
Morgan Stanley Capital I,
Series 2007-IQ13, Class A4
5.364% 03/15/2044	3,030,000	3,212,849	0.24%
Morgan Stanley Capital I,
Series 2005-HQ7, Class AJ
5.374% 11/14/2042 (P)	3,560,000	3,483,519	0.26%
Morgan Stanley Capital I,
Series 2008-HQ8, Class AM
5.648% 03/12/2044 (P)	2,715,000	2,817,186	0.21%
OTHER SECURITIES		179,259,183	13.54%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $269,860,491)		$263,052,255

Asset Backed Securities 3.00%		39,797,697	3.00%

TOTAL ASSET BACKED SECURITIES (Cost $53,778,446)		$39,797,697

COMMON STOCKS - 0.01%
Consumer Discretionary - 0.01%		57,881	0.01%
Financials - 0.00%		14,343	0.00%

TOTAL COMMON STOCKS (Cost $135,472)		$72,224

PREFERRED SECURITIES - 0.50%
Consumer Discretionary - 0.09%		1,201,800	0.09%
Consumer Staples - 0.14%		1,867,533	0.14%
Energy - 0.06%		762,628	0.06%
Financials - 0.21%		2,750,713	0.21%

TOTAL PREFERRED SECURITIES (Cost $6,759,426)		$6,582,674

SECURITIES LENDING COLLATERAL - 0.66%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	879,732	8,804,270	0.66%

TOTAL SECURITIES LENDING COLLATERAL (Cost $8,803,998)		$8,804,270

The accompanying notes are an integral part of the financial statements.

9

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

SHORT-TERM INVESTMENTS - 13.12%
Repurchase Agreement 0.12%		$1,599,000	0.12%
Short-Term Securities - 0.23%
U.S. Treasury Bill,
0.0100%, 07/07/2011 (Y)	$3,000,000	3,000,000	0.23%
Money Market Funds - 12.77%
State Street Institutional
US Government Money Market
Fund, 0.0000% (Y)	169,163,068	169,163,068	12.77%

TOTAL SHORT-TERM INVESTMENTS (Cost $173,762,068)		$173,762,068

Total Investments (Active Bond Trust)
(Cost $1,411,587,053) - 108.18%		$1,433,069,331	108.18%
Other Assets And Liabilities, Net - (8.18%)		(108,381,543)	(8.18)%

TOTAL NET ASSETS - 100.00%		$1,324,687,788	100.00%

Bond Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 47.47%
Federal Home Loan Mortgage Corp. - 6.90%
3.810%, 12/01/2039 (P)	$16,284,331	$17,083,167	0.32%
4.000%, 03/01/2024
to 09/01/2040	182,248,471	186,044,551	3.44%
4.500%, 02/01/2039
to 04/01/2040	88,966,092	92,379,634	1.71%
5.000%, 09/01/2040	38,036,607	40,338,540	0.75%
OTHER SECURITIES		37,039,197	0.68%

		372,885,089
Federal National Mortgage Association - 25.41%
2.508%, 10/01/2035 (P)	93,242,173	98,058,759	1.81%
4.000%, 04/01/2024
to 11/01/2040	174,478,330	178,314,322	3.30%
4.500%, TBA	54,290,000	56,115,642	1.04%
4.500%, 06/01/2023
to 08/01/2040	123,547,063	129,721,647	2.40%
5.000%, 06/01/2035
to 04/01/2041	209,514,839	222,896,304	4.12%
5.500%, 12/01/2033
to 06/01/2039	382,391,138	415,310,254	7.68%
6.000%, 04/01/2035
to 09/01/2039	62,513,130	68,911,337	1.28%
6.500%, 07/01/2036
to 08/01/2039	157,855,700	178,484,009	3.30%
OTHER SECURITIES		25,744,838	0.48%

		1,373,557,112
Government National Mortgage Association - 0.81%
3.500%, 10/20/2039
to 11/20/2039 (P)	40,459,193	42,551,346	0.79%
OTHER SECURITIES		1,117,064	0.02%

		43,668,410
Tennessee Valley Authority - 0.11%		5,924,932	0.11%
U.S. Treasury Bonds - 6.85%
3.125%, 05/15/2021	153,055,000	152,505,533	2.82%
4.750%, 02/15/2041	204,800,000	217,696,051	4.03%

		370,201,584
U.S. Treasury Notes - 7.08%
1.375%, 11/30/2015	$87,750,000	$87,276,940	1.62%
2.000%, 01/31/2016
to 04/30/2016	175,410,000	178,589,681	3.30%
2.125%, 02/29/2016	54,240,000	55,494,300	1.03%
2.250%, 11/30/2017	61,500,000	61,274,172	1.13%

		382,635,093
U.S. Treasury Strips, PO - 0.31%
11/15/2030	40,870,000	16,944,375	0.31%

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $2,559,079,689)		$2,565,816,595

CORPORATE BONDS - 39.06%
Consumer Discretionary - 3.62%
CBS Corp.
8.200%, 05/15/2014	14,829,000	17,356,677	0.32%
NBC Universal Media LLC
3.650%, 04/30/2015 (S)	19,910,000	20,895,585	0.39%
OTHER SECURITIES		157,623,087	2.91%

		195,875,349

Consumer Staples - 1.32%		71,252,697	1.32%
Energy - 3.40%
Husky Energy, Inc.
5.900%, 06/15/2014	15,000,000	16,689,795	0.31%
Kerr-McGee Corp.
6.950%, 07/01/2024	16,810,000	19,139,967	0.35%
Williams Partners LP/Williams
Partners Finance Corp.
7.250%, 02/01/2017	16,450,000	19,384,252	0.36%
OTHER SECURITIES		128,324,586	2.38%

		183,538,600

Financials - 19.67%
Dexus Property Group
7.125%, 10/15/2014 (S)	14,815,000	16,706,298	0.31%
JPMorgan Chase & Company
4.250%, 10/15/2020	17,140,000	16,757,230	0.31%
JPMorgan Chase & Company
6.000%, 01/15/2018	16,895,000	18,780,634	0.35%
Key Bank NA
5.800%, 07/01/2014	15,919,000	17,447,765	0.32%
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018	15,085,000	16,682,079	0.31%
The Goldman Sachs Group, Inc.
6.750%, 10/01/2037	21,140,000	21,139,641	0.39%
OTHER SECURITIES		955,366,601	17.68%

		1,062,880,248

Health Care - 0.43%
Medco Health Solutions, Inc.
7.125%, 03/15/2018	16,150,000	18,862,102	0.35%
OTHER SECURITIES		4,516,182	0.08%

		23,378,284

Industrials - 2.66%		143,562,563	2.66%
Information Technology - 0.17%		8,977,303	0.17%
Materials - 3.21%
Georgia-Pacific LLC
5.400%, 11/01/2020 (S)	16,505,000	16,809,748	0.31%
Rio Tinto Finance USA, Ltd.
7.125%, 07/15/2028	14,220,000	17,216,438	0.32%
OTHER SECURITIES		139,559,547	2.58%

		173,585,733

The accompanying notes are an integral part of the financial statements.

10

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

CORPORATE BONDS (continued)
Telecommunication Services - 1.96%		$106,210,319	1.96%
Utilities - 2.62%
Commonwealth Edison Company
5.800%, 03/15/2018	$15,749,000	17,646,062	0.33%
Duke Energy Corp.
6.300%, 02/01/2014	14,960,000	16,702,346	0.31%
OTHER SECURITIES		107,394,816	1.98%

		141,743,224

TOTAL CORPORATE BONDS (Cost $2,061,365,623)		$2,111,004,320

FOREIGN GOVERNMENT
OBLIGATIONS - 0.16%
South Korea - 0.16%		8,539,721	0.16%

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,316,298)		$8,539,721

MUNICIPAL BONDS - 0.09%
California - 0.09%		5,191,186	0.09%

TOTAL MUNICIPAL BONDS (Cost $4,537,658)		$5,191,186

CAPITAL PREFERRED SECURITIES - 1.38%
Financials - 1.38%
Fifth Third Capital Trust IV
(6.500% to 04/15/2017 then
3 month LIBOR + 1.368%)
04/15/2037	17,241,000	16,939,283	0.31%
PNC Preferred Funding Trust III
(8.700% to 03/15/2013 then
3 month LIBOR + 5.226%)
03/15/2013 (Q)(S)	17,680,000	18,642,676	0.34%
OTHER SECURITIES		38,974,670	0.73%

		74,556,629

TOTAL CAPITAL PREFERRED SECURITIES (Cost $73,524,260)		$74,556,629

COLLATERALIZED MORTGAGE
OBLIGATIONS - 10.04%
Federal Home Loan Mortgage Corp.,
Series 3724, Class NB
2.250% 07/15/2038	$47,806,864	47,647,576	0.88%
Federal Home Loan Mortgage Corp.,
Series 3730, Class AB
4.000% 11/15/2028	37,650,689	39,522,734	0.73%
Federal National Mortgage
Association, Series 2009-66,
Class EK
4.000% 09/25/2039	33,020,247	34,736,560	0.64%
Federal National Mortgage
Association, Series 2010-23,
Class KA
4.000% 02/25/2040	20,994,294	22,124,023	0.41%
Federal National Mortgage
Association, Series 2011-49,
Class LA
4.000% 05/25/2041	33,644,342	35,177,932	0.65%
Federal National Mortgage
Association, Series 2010-53,
Class MA
4.500% 09/25/2037	28,270,221	29,968,995	0.55%
Federal National Mortgage
Association, Series 2008-29,
Class BG
4.700% 12/25/2035	42,121,773	44,704,507	0.83%
Federal National Mortgage
Association, Series 2008-17,
Class DP
4.750% 02/25/2038	$24,069,332	$25,679,544	0.48%
Government National Mortgage
Association, Series 2010-114,
Class MA
4.000% 03/20/2039	28,108,091	29,839,069	0.55%
Government National Mortgage
Association, Series 2009-69,
Class PC
4.000% 07/16/2039	20,531,912	21,694,989	0.40%
Government National Mortgage
Association, Series 2010-91,
Class GA
4.500% 09/20/2036	46,374,823	49,460,812	0.92%
OTHER SECURITIES		161,879,420	3.00%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $541,600,920)		$542,436,161

Asset Backed Securities 0.21%		11,152,078	0.21%

TOTAL ASSET BACKED SECURITIES (Cost $11,172,654)		$11,152,078

SECURITIES LENDING COLLATERAL - 1.72%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	9,311,570	93,189,258	1.72%

TOTAL SECURITIES LENDING COLLATERAL (Cost $93,188,484)		$93,189,258

SHORT-TERM INVESTMENTS - 2.02%
Short-Term Securities - 2.02%
Federal Home Loan Bank Discount
Notes, 0.010% *	109,000,000	108,999,687	2.02%

TOTAL SHORT-TERM INVESTMENTS (Cost $108,999,687)		$108,999,687

Total Investments (Bond Trust)
(Cost $5,461,785,273) - 102.15%		$5,520,885,635	102.15%
Other Assets And Liabilities, Net - (2.15%)		(116,290,632)	(2.15)%

TOTAL NET ASSETS - 100.00%		$5,404,595,003	100.00%

Bond PS Series

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 50.44%
Federal Home Loan Mortgage Corp. - 13.28%
4.000%, 06/01/2026	$866,686	$902,476	3.57%
4.500%, 08/01/2024	341,652	361,807	1.43%
5.000%, 04/01/2038	983,938	1,044,407	4.14%
6.500%, 12/01/2036	930,422	1,045,441	4.14%

		3,354,131

Federal National Mortgage Association - 15.57%
3.893%, 02/01/2040 (P)	964,905	1,010,847	4.00%
4.500%, 05/01/2041	749,064	775,307	3.07%
5.500%, 04/01/2038	1,630,000	1,763,545	6.98%

The accompanying notes are an integral part of the financial statements.

11

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
6.000%, 12/01/2037	$349,550	$384,107	1.52%

		3,933,806

Government National Mortgage Association - 3.50%
4.000%, 05/15/2041	868,319	885,455	3.50%
U.S. Treasury Bonds - 11.47%
3.125%, 05/15/2021	1,815,000	1,808,484	7.16%
4.750%, 02/15/2041	1,025,000	1,089,543	4.31%

		2,898,027

U.S. Treasury Notes - 6.46%
2.000%, 04/30/2016	250,000	253,612	1.00%
2.125%, 02/29/2016	1,150,000	1,176,594	4.66%
OTHER SECURITIES		200,609	0.80%

		1,630,815
U.S. Treasury Strips - 0.16%		39,386	0.16%

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $12,728,223)		$12,741,620

CORPORATE BONDS - 45.40%
Consumer Discretionary - 3.90%
News America, Inc.
6.150%, 02/15/2041 (S)	250,000	247,659	0.98%
Time Warner Cable, Inc.
6.750%, 07/01/2018	250,000	289,775	1.15%
Viacom, Inc.
4.375%, 09/15/2014	250,000	268,417	1.06%
OTHER SECURITIES		180,425	0.71%

		986,276

Consumer Staples - 4.47%
Bunge Ltd. Finance Corp.
4.100%, 03/15/2016	250,000	260,296	1.03%
CVS Caremark Corp.
4.875%, 09/15/2014	250,000	274,152	1.09%
Lorillard Tobacco Company
6.875%, 05/01/2020	250,000	271,070	1.07%
The Kroger Company
7.500%, 01/15/2014	250,000	285,681	1.13%
OTHER SECURITIES		36,554	0.15%

		1,127,753

Energy - 2.95%
DCP Midstream LLC
9.750%, 03/15/2019 (S)	250,000	326,575	1.29%
Husky Energy, Inc.
5.900%, 06/15/2014	250,000	278,163	1.10%
OTHER SECURITIES		139,458	0.56%

		744,196

Financials - 24.51%
Abbey National Treasury
Services PLC
4.000%, 04/27/2016	250,000	247,960	0.98%
American Express Company
7.000%, 03/19/2018	250,000	294,064	1.16%
Banco de Credito del Peru
4.750%, 03/16/2016 (S)	250,000	247,500	0.98%
Bank of America Corp.
5.650%, 05/01/2018	250,000	263,449	1.04%
Barclays Bank PLC
5.200%, 07/10/2014	250,000	270,360	1.07%
BB&T Corp.
5.700%, 04/30/2014	250,000	277,375	1.10%
BBVA Bancomer SA
6.500%, 03/10/2021 (S)	$250,000	$255,000	1.01%
Capital One Financial Corp.
6.150%, 09/01/2016	250,000	275,670	1.09%
Credit Suisse New York
5.300%, 08/13/2019	250,000	265,939	1.05%
Discover Bank
7.000%, 04/15/2020	250,000	277,507	1.10%
General Electric Capital Corp.
5.625%, 05/01/2018	250,000	273,289	1.08%
GTP Towers Issuer LLC
4.436%, 02/15/2015 (S)	250,000	260,717	1.03%
JPMorgan Chase & Company
6.000%, 01/15/2018	250,000	277,902	1.10%
Key Bank NA
5.800%, 07/01/2014	250,000	274,008	1.08%
Lincoln National Corp. (6.050% to
04/20/17, then 3 month
LIBOR + 2.040%)
04/20/2067	250,000	240,625	0.95%
Morgan Stanley
7.300%, 05/13/2019	250,000	283,351	1.12%
Santander Holdings USA, Inc.
4.625%, 04/19/2016	250,000	251,124	0.99%
The Goldman Sachs Group, Inc.
6.750%, 10/01/2037	250,000	249,996	0.99%
The Royal Bank of Scotland PLC
4.875%, 03/16/2015	250,000	259,361	1.03%
Unum Group
7.125%, 09/30/2016	250,000	286,819	1.14%
Willis Group Holdings PLC
5.750%, 03/15/2021	250,000	254,869	1.01%
OTHER SECURITIES		605,388	2.41%

		6,192,273

Materials - 3.20%
ArcelorMittal
6.750%, 03/01/2041	250,000	247,789	0.98%
International Paper Company
7.950%, 06/15/2018	250,000	297,527	1.18%
OTHER SECURITIES		263,818	1.04%

		809,134
Telecommunication Services - 3.36%
America Movil SAB de CV
5.000%, 03/30/2020	250,000	260,634	1.03%
Qwest Corp.
7.500%, 10/01/2014	250,000	280,312	1.11%
Telecom Italia Capital SA
7.721%, 06/04/2038	250,000	248,627	0.98%
OTHER SECURITIES		58,494	0.24%

		848,067

Utilities - 3.01%
Duke Energy Corp.
6.300%, 02/01/2014	250,000	279,117	1.10%
NiSource Finance Corp.
5.400%, 07/15/2014	250,000	274,734	1.09%
OTHER SECURITIES		207,194	0.82%

		761,045

TOTAL CORPORATE BONDS (Cost $11,565,023)		$11,468,744

The accompanying notes are an integral part of the financial statements.

12

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

CAPITAL PREFERRED SECURITIES - 0.29%
Financials - 0.29%		$72,865	0.29%

TOTAL CAPITAL PREFERRED SECURITIES (Cost $77,639)		$72,865

Collateralized Mortgage
Obligations 1.24%		313,064	1.24%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $325,751)		$313,064

Total Investments (Bond PS Series)
(Cost $24,696,636) - 97.37%		$24,596,293	97.37%
Other Assets And Liabilities, Net - 2.63%		663,376	2.63%

TOTAL NET ASSETS - 100.00%		$25,259,669	100.00%

Core Bond Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 59.24%
Federal Home Loan Mortgage Corp. - 6.47%
4.500%, TBA	$19,300,000	$19,918,856	1.11%
5.000%, TBA	7,200,000	7,630,878	0.43%
5.000%, 11/01/2040
to 07/15/2041	28,425,615	30,186,318	1.68%
6.000%, 03/01/2034
to 10/01/2038	20,647,483	22,887,379	1.28%
OTHER SECURITIES		35,313,556	1.97%

		115,936,987

Federal National Mortgage Association - 32.96%
3.000%, TBA	15,700,000	15,464,663	0.86%
3.500%, TBA	149,936,000	149,934,312	8.36%
3.500%, 09/01/2025
to 02/01/2041	96,266,018	95,968,236	5.35%
4.000%, 10/01/2033
to 05/01/2037	15,429,024	15,593,493	0.87%
5.000%, TBA	33,200,000	35,245,542	1.97%
5.000%, to 07/01/2041	87,639,682	93,072,222	5.19%
6.000%, 03/01/2034
to 07/01/2037	133,723,545	148,430,734	8.28%
OTHER SECURITIES		37,065,072	2.08%

		590,774,274

Government National Mortgage Association - 9.20%
3.500%, TBA	42,944,000	41,744,645	2.33%
3.500%, 09/20/2040
to 03/20/2041	25,299,307	24,563,633	1.37%
3.500%, 05/20/2041
to 06/20/2041 (P)	13,759,159	14,339,836	0.80%
4.000%, TBA	8,994,000	9,448,851	0.53%
4.000%, 03/20/2026
to 06/20/2026	61,554,704	64,812,796	3.62%
4.000%, 04/20/2041
to 05/20/2041 (P)	7,816,013	8,227,591	0.46%
OTHER SECURITIES		1,755,020	0.09%

		164,892,372

U.S. Treasury Bonds - 2.95%
4.250%, 11/15/2040	15,612,000	15,260,730	0.85%
4.500%, 02/15/2036	17,398,000	17,974,309	1.00%
4.750%, 02/15/2041 (L)	10,073,000	10,707,287	0.60%
OTHER SECURITIES		$8,915,423	0.50%

		52,857,749

U.S. Treasury Notes - 7.66%
0.500%, 05/31/2013	$58,312,000	58,362,090	3.26%
1.250%, 04/15/2014	23,771,000	24,099,705	1.34%
1.500%, 06/30/2016	39,286,000	38,782,648	2.16%
OTHER SECURITIES		16,141,325	0.90%

		137,385,768

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,060,108,758)		$1,061,847,150

FOREIGN GOVERNMENT
OBLIGATIONS - 1.43%
Chile - 0.11%		2,012,000	0.11%
Hungary - 0.22%		3,977,350	0.22%
Mexico - 0.28%		4,954,936	0.28%
Netherlands - 0.05%		886,417	0.05%
Qatar - 0.30%		5,415,575	0.30%
South Korea - 0.17%		2,990,851	0.17%
Sweden - 0.30%		5,459,990	0.30%

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $25,145,177)		$25,697,119

CORPORATE BONDS - 20.22%
Consumer Discretionary - 1.33%		23,823,319	1.33%
Consumer Staples - 1.47%		26,428,689	1.47%
Energy - 2.14%		38,293,862	2.14%
Financials - 8.33%
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)	8,500,000	8,918,523	0.50%
General Electric Capital Corp.
2.950%, 05/09/2016	8,015,000	8,055,163	0.45%
OTHER SECURITIES		132,241,528	7.38%

		149,215,214
Health Care - 0.88%		15,840,661	0.88%
Industrials - 0.63%		11,311,430	0.63%
Information Technology - 0.32%		5,773,477	0.32%
Materials - 1.02%		18,254,507	1.02%
Telecommunication Services - 1.65%		29,569,688	1.65%
Utilities - 2.45%
Dominion Resources, Inc.
8.875%, 01/15/2019	5,680,000	7,349,460	0.41%
OTHER SECURITIES		36,578,222	2.04%

		43,927,682

TOTAL CORPORATE BONDS (Cost $356,780,008)		$362,438,529

MUNICIPAL BONDS - 1.16%
California - 0.44%		7,888,589	0.44%
Illinois - 0.28%		5,016,265	0.28%
Nevada - 0.13%		2,324,750	0.13%
New Jersey - 0.17%		3,016,902	0.17%
Texas - 0.14%		2,482,586	0.14%

TOTAL MUNICIPAL BONDS (Cost $19,040,717)		$20,729,092

The accompanying notes are an integral part of the financial statements.

13

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

CAPITAL PREFERRED SECURITIES - 0.18%
Financials - 0.18%		$3,214,650	0.18%

TOTAL CAPITAL PREFERRED SECURITIES (Cost $3,005,684)		$3,214,650

COLLATERALIZED MORTGAGE OBLIGATIONS - 21.57%
Banc of America Commercial
Mortgage, Inc., Series 2006-6,
Class A4
5.356% 10/10/2045	$6,623,000	7,089,888	0.40%
Commercial Mortgage Pass Through
Certificates, Series 2004-B4A,
Class A5
4.840% 10/15/2037	7,741,000	8,224,782	0.46%
Federal Home Loan Mortgage Corp.,
Series K010, Class A1
3.320% 07/25/2020	6,887,462	7,081,297	0.40%
Federal Home Loan Mortgage Corp.,
Series 3704, Class CA
4.000% 12/15/2036	11,656,036	12,295,266	0.69%
Federal Home Loan Mortgage Corp.,
Series 3632, Class PK
5.000% 02/15/2040	14,217,045	15,560,347	0.87%
Federal National Mortgage
Association, Series 2009-66,
Class KE
4.000% 09/25/2039	6,884,722	7,242,573	0.40%
Federal National Mortgage
Association, Series 2010-M3,
Class A3
4.332% 03/25/2020 (P)	10,746,000	11,185,741	0.62%
Federal National Mortgage
Association, Series 3652,
Class AP
4.500% 03/15/2040	11,682,204	12,550,390	0.70%
Federal National Mortgage
Association, Series 2010-54,
Class EA
4.500% 06/25/2040	8,509,259	9,152,996	0.51%
Federal National Mortgage
Association, Series 2009-105,
Class CB
6.000% 12/25/2039	6,956,149	7,602,140	0.42%
Government National Mortgage
Association, Series 2005-78,
Class A
5.000% 07/16/2033	14,477,021	15,750,661	0.88%
OTHER SECURITIES		272,979,528	15.22%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $383,508,216)		$386,715,609

ASSET BACKED SECURITIES - 10.99%
Citibank Omni Master Trust,
Series 2009-A14A, Class A14
2.937% 08/15/2018 (P)(S)	10,298,000	10,825,902	0.60%
Federal National Mortgage
Association
5.000% 08/25/2041	12,061,000	12,900,847	0.72%
Goal Capital Funding Trust,
Series 2006-1, Class A3
0.377% 11/25/2026 (P)	7,463,000	7,052,420	0.39%
Government National Mortgage
Association
6.000% 07/15/2041	12,469,000	14,031,522	0.78%
National Credit Union
Administration Guaranteed Notes
2.350% 06/12/2017	$17,170,000	$17,179,272	0.96%
Nelnet Student Loan Trust,
Series 2007-1, Class A3
0.327% 05/27/2025 (P)	8,449,000	7,873,735	0.44%
Nelnet Student Loan Trust,
Series 2008-3, Class A4
1.907% 11/25/2024 (P)	8,770,000	9,116,615	0.51%
SLC Student Loan Trust,
Series 2008-1, Class A4A
1.847% 12/15/2032 (P)	7,334,000	7,515,484	0.42%
SLM Student Loan Trust,
Series 2003-14, Class A5
0.504% 01/25/2023 (P)	7,252,000	7,149,217	0.40%
OTHER SECURITIES		103,284,777	5.77%

TOTAL ASSET BACKED SECURITIES (Cost $196,268,849)		$196,929,791

SECURITIES LENDING COLLATERAL - 0.40%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	708,936	7,094,963	0.40%

TOTAL SECURITIES LENDING COLLATERAL (Cost $7,095,317)		$7,094,963

SHORT-TERM INVESTMENTS - 3.25%
Short-Term Securities - 3.25%
State Street Institutional Liquid
Reserves Fund, 0.1511% *	58,182,027	58,182,027	3.25%

TOTAL SHORT-TERM INVESTMENTS (Cost $58,182,027)		$58,182,027

Total Investments (Core Bond Trust)
(Cost $2,109,134,753) - 118.44%		$2,122,848,930	118.44%
Other Assets And Liabilities, Net - (18.44%)		(330,435,953)	(18.44)%

TOTAL NET ASSETS - 100.00%		$1,792,412,977	100.00%

SALE COMMITMENTS OUTSTANDING - (5.27)%
Federal National Mortgage Association - (4.84)%
5.000%, TBA	(57,900,000)	(61,467,376)	(3.43)%
6.000%, TBA	(13,800,000)	(15,159,991)	(0.84)%
6.000%, TBA	(9,300,000)	(10,199,442)	(0.57)%

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (Cost $(86,954,852))		$(86,826,809)

Federal Home Loan Mortgage Corp. - (0.43)%
5.000%, TBA	(7,200,000)	(7,630,877)	(0.43)%

TOTAL FEDERAL HOME LOAN MORTGAGE CORP. (Cost $(7,616,250))		$(7,630,877)

TOTAL SALE COMMITMENTS OUTSTANDING (Cost $(94,571,102))		$(94,457,686)

The accompanying notes are an integral part of the financial statements.

14

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Trust

		Shares or		% of
		Principal		Net
		Amount	Value	Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 14.20%
Federal Home Loan Mortgage Corp. - 0.06%			$581,291	0.06%
Federal National Mortgage Association - 14.12%
4.000%, TBA		$101,000,000	100,882,416	10.02%
4.000%, 08/01/2040
to 05/01/2041		38,764,672	38,780,432	3.85%
OTHER SECURITIES			2,515,185	0.25%

			142,178,033
Government National Mortgage Association - 0.02%			193,090	0.02%

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $143,059,988)			$142,952,414

FOREIGN GOVERNMENT
OBLIGATIONS - 23.24%
Canada - 2.35%
Government of Canada
1.750%, 03/01/2013	CAD	22,000,000	22,903,417	2.28%
OTHER SECURITIES			738,283	0.07%

			23,641,700

France - 0.89%
Societe Financement de
l’Economie Francaise
2.250%, 06/11/2012 (S)		$8,800,000	8,945,262	0.89%

			8,945,262

Germany - 5.32%
Federal Republic of Germany
5.625%, 01/04/2028	EUR	10,600,000	19,117,488	1.90%
Federal Republic of Germany
6.500%, 07/04/2027		14,600,000	28,635,804	2.85%
OTHER SECURITIES			5,756,383	0.57%

			53,509,675

Italy - 1.81%
Government of Italy
4.750%, 02/01/2013		12,200,000	18,199,581	1.81%

			18,199,581

Japan - 5.31%
Government of Japan
zero coupon, 09/26/2011 (Z)	JPY	2,670,000,000	33,157,725	3.30%
Government of Japan
0.200%, 02/15/2012		1,630,000,000	20,249,356	2.01%

			53,407,081

New Zealand - 2.30%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	18,600,000	15,492,231	1.54%
Dominion of New Zealand
6.000%, 05/15/2021		8,700,000	7,694,340	0.76%

			23,186,571
Norway - 0.53%
Kommunalbanken AS
2.000%, 01/14/2013		$5,200,000	5,301,176	0.53%

			5,301,176
Spain - 1.57%
Instituto de Credito Oficial
3.276%, 03/25/2014 (P) (S)	EUR	11,000,000	15,850,545	1.57%

			15,850,545

United Kingdom - 3.16%
Government of United
Kingdom
4.250%, 12/07/2027	GBP	4,400,000	7,149,562	0.71%
Government of United
Kingdom
4.750%, 12/07/2030	GBP	7,400,000	$12,745,413	1.27%
Government of United
Kingdom
5.000%, 03/07/2025		4,000,000	7,160,906	0.71%
OTHER SECURITIES			4,807,858	0.47%

			31,863,739

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $228,869,232)			$233,905,330

CORPORATE BONDS - 46.43%
Australia - 5.22%
Commonwealth Bank of
Australia
0.705%, 07/12/2013 (P) (S)		$8,000,000	7,995,600	0.79%
Commonwealth Bank of
Australia
0.747%, 06/25/2014 (P) (S)		14,800,000	14,905,968	1.48%
Commonwealth Bank of
Australia
2.500%, 12/10/2012 (S)		5,500,000	5,639,249	0.56%
ING Bank Australia, Ltd.
5.668%, 06/24/2014 (P)	AUD	10,000,000	10,796,176	1.07%
OTHER SECURITIES			13,138,228	1.32%

			52,475,221

Bermuda - 0.03%			276,750	0.03%
Canada - 1.05%
Honda Canada Finance, Inc.,
Series E
1.466%, 03/26/2012 (P)	CAD	10,200,000	10,540,620	1.05%

			10,540,620
Cayman Islands - 0.27%			2,752,754	0.27%
Denmark - 0.03%			271,270	0.03%
France - 7.51%
BNP Paribas Home Loan
Covered Bonds SA
2.200%, 11/02/2015 (S)		$5,800,000	5,665,417	0.56%
Cie de Financement Foncier
1.625%, 07/23/2012 (S)		$7,200,000	7,257,017	0.72%
Cie de Financement Foncier
2.000%, 02/17/2012	EUR	6,800,000	9,864,923	0.98%
Credit Agricole Home Loan
1.024%, 07/21/2014 (P) (S)		$5,200,000	5,201,622	0.52%
Dexia Credit Local SA
0.535%, 01/12/2012 (P) (S)		8,000,000	7,996,656	0.79%
Dexia Credit Local SA
2.750%, 01/10/2014 (S)		15,500,000	15,764,306	1.57%
OTHER SECURITIES			23,827,364	2.37%

			75,577,305

Germany - 2.22%
IKB Deutsche Industriebank
AG
2.125%, 09/10/2012	EUR	3,600,000	5,235,360	0.52%
Kreditanstalt Fuer
Wiederaufbau
1.250%, 06/17/2013		7,800,000	11,157,437	1.11%
Kreditanstalt Fuer
Wiederaufbau
5.500%, 06/05/2014	AUD	5,200,000	5,603,415	0.56%

The accompanying notes are an integral part of the financial statements.

15

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or		% of
		Principal		Net
		Amount	Value	Assets

CORPORATE BONDS (continued)
Germany (continued)
OTHER SECURITIES			$362,537	0.03%

			22,358,749
Ireland - 0.06%			618,000	0.06%
Italy - 0.46%			4,588,739	0.46%
Jersey, C.I. - 0.53%			5,361,439	0.53%
Luxembourg - 0.46%			4,650,394	0.46%
Netherlands - 3.98%
Fortis Bank Nederland
Holding NV
3.375%, 05/19/2014	EUR	5,900,000	8,802,883	0.87%
OTHER SECURITIES			31,260,907	3.11%

			40,063,790
Norway - 0.51%			5,162,457	0.51%
Singapore - 0.07%			695,615	0.07%
South Korea - 0.27%			2,728,410	0.27%
Sweden - 0.27%			2,687,961	0.27%
United Kingdom - 9.47%
Abbey National Treasury
Services PLC
3.125%, 06/30/2014	EUR	4,300,000	6,201,522	0.62%
Nationwide Building Society
2.875%, 09/14/2015		4,700,000	6,643,818	0.66%
Royal Bank of Scotland PLC
1.450%, 10/20/2011 (S)		$10,800,000	10,835,348	1.08%
The Royal Bank of
Scotland PLC
0.514%, 03/30/2012 (S) (P)		13,900,000	13,916,235	1.38%
OTHER SECURITIES			57,748,496	5.73%

			95,345,419
United States - 14.02%
Ally Financial, Inc.
6.875%, 09/15/2011
to 08/28/2012		5,300,000	5,364,750	0.53%
Altria Group, Inc.
9.250%, 08/06/2019		4,000,000	5,212,952	0.52%
American International
Group, Inc. (8.000% to
05/22/2018, then 3 month
EURIBOR + 4.450%)
05/22/2038	EUR	5,600,000	8,100,536	0.80%
BA Covered Bond Issuer
4.125%, 04/05/2012	EUR	6,700,000	9,834,518	0.98%
Bank of America Corp.
(4.750% to 05/23/2012, then
1 month
EURIBOR + 0.770%)
05/23/2017		4,100,000	5,463,246	0.54%
Ford Motor Credit
Company LLC
7.250%, 10/25/2011		$5,100,000	5,176,531	0.51%
Marsh & McLennan
Companies, Inc.
5.750%, 09/15/2015		5,000,000	5,492,465	0.55%
Spectra Energy Capital LLC
6.200%, 04/15/2018		5,000,000	5,666,785	0.56%
The Bear Stearns
Companies LLC
7.250%, 02/01/2018		4,500,000	5,341,136	0.53%
WM Covered Bond Program
3.875%, 09/27/2011	EUR	3,700,000	5,388,116	0.54%
OTHER SECURITIES			$80,060,163	7.96%

			141,101,198

TOTAL CORPORATE BONDS (Cost $446,673,530)			$467,256,091

MUNICIPAL BONDS - 3.24%
California - 1.62%			16,339,760	1.62%
Georgia - 0.07%			662,270	0.07%
Illinois - 0.02%			206,105	0.02%
Iowa - 0.04%			378,928	0.04%
New York - 0.35%			3,539,729	0.35%
Ohio - 0.89%			8,958,524	0.89%
Puerto Rico - 0.00%			42,848	0.00%
Texas - 0.25%			2,502,334	0.25%

TOTAL MUNICIPAL BONDS (Cost $32,652,380)			$32,630,498

CAPITAL PREFERRED SECURITIES - 0.30%
United States - 0.02%			236,692	0.02%
Cayman Islands - 0.28%			2,773,355	0.28%

TOTAL CAPITAL PREFERRED SECURITIES (Cost $1,584,981)			$3,010,047

COLLATERALIZED MORTGAGE OBLIGATIONS - 14.62%
Australia - 1.40%			14,112,264	1.40%
Ireland - 0.21%			2,038,644	0.21%
Netherlands - 0.04%			418,931	0.04%
United Kingdom - 3.58%
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
2.677%, 10/15/2054 (P) (S)	EUR	3,600,000	5,234,801	0.52%
Holmes Master Issuer PLC,
Series 2010-1A, Class A3
2.727%, 10/15/2054 (P) (S)		4,500,000	6,543,338	0.65%
Mansard Mortgages PLC,
Series 2007-2X, Class A1
1.474%, 12/15/2049 (P)	GBP	5,082,094	7,046,076	0.70%
OTHER SECURITIES			17,207,810	1.71%

			36,032,025
United States - 9.39%
Citigroup/Deutsche Bank
Commercial Mortgage Trust,
Series 2007-CD4, Class A4
5.322%, 12/11/2049		5,600,000	5,937,845	0.59%
NCUA Guaranteed Notes,
Series 2010-R2, Class 1A
0.560%, 11/06/2017 (P)		13,691,481	13,695,725	1.36%
OTHER SECURITIES			74,870,534	7.44%

			94,504,104

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $156,553,860)			$147,105,968

ASSET BACKED SECURITIES - 3.60%
Canada - 0.09%			931,732	0.09%
Cayman Islands - 0.89%			8,960,656	0.89%
Ireland - 0.70%			7,019,162	0.70%
Luxembourg - 0.12%			1,246,219	0.12%

The accompanying notes are an integral part of the financial statements.

16

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

ASSET BACKED SECURITIES (continued)
Netherlands - 0.52%		$5,225,937	0.52%
United Kingdom - 0.11%		1,094,674	0.11%
United States - 1.17%		11,774,006	1.17%

TOTAL ASSET BACKED
SECURITIES (Cost $35,555,196)		$36,252,386

TERM LOANS (M) - 0.73%
Germany - 0.32%		3,188,999	0.32%
United States - 0.41%		4,182,233	0.41%

TOTAL TERM LOANS (Cost $7,142,753)		$7,371,232

PREFERRED SECURITIES - 0.21%
United States - 0.21%		2,154,861	0.21%

TOTAL PREFERRED SECURITIES (Cost $2,611,853)		$2,154,861

OPTIONS PURCHASED - 0.00%
Puts - 0.00%		29	0.00%

TOTAL OPTIONS PURCHASED (Cost $1,406)		$29

SHORT-TERM INVESTMENTS - 1.07%
Short-Term Securities 1.07%		10,771,490	1.07%

TOTAL SHORT-TERM
INVESTMENTS (Cost $10,771,490)		$10,771,490

Total Investments (Global Bond Trust)
(Cost $1,065,476,669) - 107.64%		$1,083,410,346	107.64%
Other Assets And Liabilities, Net - (7.64%)		(76,930,198)	(7.64)%

TOTAL NET ASSETS - 100.00%		$1,006,480,148	100.00%

High Yield Trust

	Shares or Principal Amount	Value	% of Net Assets

FOREIGN GOVERNMENT
OBLIGATIONS - 3.28%
Argentina - 1.40%
Republic of Argentina
8.750%, 06/02/2017	$1,376,830	$1,431,902	0.57%
OTHER SECURITIES		2,068,987	0.83%

		3,500,889
Brazil - 0.59%		1,473,649	0.59%
Indonesia - 0.75%		1,865,936	0.75%
Venezuela - 0.54%		1,350,560	0.54%

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $7,513,679)		$8,191,034

CORPORATE BONDS - 75.19%
Consumer Discretionary - 17.42%
CityCenter
Holdings LLC/CityCenter
Finance Corp. PIK
10.750%, 01/15/2017 (S)	1,170,000	1,269,450	0.51%
El Pollo Loco, Inc.
11.750%, 12/01/2012
to 11/15/2013	1,275,000	1,286,550	0.51%
Inn of The Mountain Gods Resort &
Casino
8.750%, 11/30/2020 (S)	$2,984,000	$2,924,320	1.17%
Landry’s Holdings, Inc.
11.500%, 06/01/2014 (S)	1,500,000	1,496,250	0.60%
Mohegan Tribal Gaming Authority
8.000%, 04/01/2012	2,600,000	2,106,000	0.84%
NCL Corp. Ltd.
11.750%, 11/15/2016	1,400,000	1,613,500	0.65%
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	1,640,000	1,738,400	0.70%
The Neiman Marcus Group, Inc.
7.125%, 06/01/2028	4,404,000	4,073,700	1.63%
Univision Communications, Inc.
8.500%, 05/15/2021 (S)	1,290,000	1,286,775	0.51%
OTHER SECURITIES		25,741,768	10.30%

		43,536,713
Consumer Staples - 3.05%
Hypermarcas SA
6.500%, 04/20/2021 (S)	1,350,000	1,348,313	0.54%
Viskase Companies, Inc.
9.875%, 01/15/2018 (S)	2,940,000	3,064,950	1.23%
OTHER SECURITIES		3,220,950	1.28%

		7,634,213
Energy - 12.95%
Adaro Indonesia PT
7.625%, 10/22/2019 (S)	1,730,000	1,920,300	0.77%
Corral Petroleum Holdings AB, PIK
2.000%, 09/18/2011 (S)	1,705,993	1,642,936	0.66%
Energy Future Intermediate Holding
Company LLC
10.000%, 12/01/2020	1,613,000	1,719,387	0.69%
Exco Resources, Inc.
7.500%, 09/15/2018	1,410,000	1,371,225	0.55%
Hercules Offshore, Inc.
10.500%, 10/15/2017 (S)	1,225,000	1,280,125	0.51%
Offshore Group Investments, Ltd.
11.500%, 08/01/2015	1,210,000	1,315,875	0.53%
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018	1,560,000	1,530,750	0.61%
Pan American Energy LLC
7.875%, 05/07/2021	1,290,000	1,367,400	0.55%
Plains Exploration & Production
Company
10.000%, 03/01/2016	1,500,000	1,687,500	0.68%
Quicksilver Resources, Inc.
11.750%, 01/01/2016	1,780,000	2,038,100	0.82%
OTHER SECURITIES		16,499,280	6.58%

		32,372,878
Financials - 3.78%
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (S)	1,460,000	1,401,600	0.56%
International Lease Finance Corp.
8.250%, 12/15/2020	1,940,000	2,095,200	0.84%
OTHER SECURITIES		5,961,083	2.38%

		9,457,883
Health Care - 4.27%
CRC Health Corp.
10.750%, 02/01/2016	4,810,000	4,894,175	1.96%
OTHER SECURITIES		5,768,137	2.31%

		10,662,312

The accompanying notes are an integral part of the financial statements.

17

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

CORPORATE BONDS (continued)
Industrials - 10.50%
Florida East Coast Holdings Corp.,
PIK
10.500%, 08/01/2017 (S)	$1,400,000	$1,452,500	0.58%
Syncreon Global
Ireland Ltd./Syncreon Global
Finance US, Inc.
9.500%, 05/01/2018 (S)	2,630,000	2,708,900	1.08%
OTHER SECURITIES		22,092,081	8.84%

		26,253,481
Information Technology - 1.86%
NXP BV/NXP Funding LLC
9.750%, 08/01/2018 (S)	1,900,000	2,128,000	0.85%
OTHER SECURITIES		2,529,916	1.01%

		4,657,916
Materials - 7.05%
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (S)	2,090,000	2,084,775	0.83%
Ryerson Holding Corp.
zero coupon 02/01/2015 (Z)	3,550,000	1,846,000	0.74%
OTHER SECURITIES		13,687,040	5.48%

		17,617,815
Telecommunication Services - 9.84%
Cengage Learning Acquisitions, Inc.
13.250%, 07/15/2015 (S)	1,580,000	1,422,000	0.57%
Inmarsat Finance PLC
7.375%, 12/01/2017 (S)	1,470,000	1,558,200	0.62%
Intelsat Jackson Holdings SA
7.250%, 04/01/2019 (S)	1,300,000	1,290,250	0.52%
Sprint Capital Corp.
8.750%, 03/15/2032	4,625,000	5,006,563	2.00%
UBS Luxembourg SA for OJSC
Vimpel Communications
8.250%, 05/23/2016	1,247,000	1,370,141	0.55%
Wind Acquisition Holdings
Finance SA, PIK
12.250%, 07/15/2017 (S)	1,544,179	1,779,666	0.71%
OTHER SECURITIES		12,161,043	4.87%

		24,587,863
Utilities - 4.47%
Calpine Corp.
7.875%, 01/15/2023 (S)	1,600,000	1,648,000	0.66%
Mirant Mid Atlantic LLC
10.060%, 12/30/2028	2,065,504	2,313,365	0.93%
Texas Competitive Electric Holdings
Company LLC
11.500%, 10/01/2020 (S)	1,740,000	1,709,550	0.68%
OTHER SECURITIES		5,495,397	2.20%

		11,166,312

TOTAL CORPORATE BONDS (Cost $201,053,220)		$187,947,386

CAPITAL PREFERRED SECURITIES - 1.41%
Financials - 1.41%
Santander Finance Preferred SA
Unipersonal (10.500% until
09/29/2014, then 3 month
LIBOR + 7.673%)
09/29/2014 (Q)	2,490,000	2,716,189	1.09%
OTHER SECURITIES		$810,362	0.32%

		3,526,551

TOTAL CAPITAL PREFERRED SECURITIES (Cost $3,515,060)		$3,526,551

CONVERTIBLE BONDS - 1.81%
Energy - 0.02%		59,700	0.02%
Financials - 1.13%
Realogy Corp.
11.000%, 04/15/2018 (S)	$2,690,000	2,824,500	1.13%
Industrials - 0.49%		1,210,950	0.49%
Materials - 0.17%		423,200	0.17%

TOTAL CONVERTIBLE BONDS (Cost $4,027,518)		$4,518,350

TERM LOANS (M) - 2.42%
Consumer Discretionary - 0.09%		231,342	0.09%
Financials - 0.42%		1,064,897	0.42%
Industrials - 0.39%		969,980	0.39%
Telecommunication Services - 1.05%
Vodafone Group PLC
6.875%, 08/11/2015	2,540,000	2,616,200	1.05%
Utilities - 0.47%		1,167,178	0.47%

TOTAL TERM LOANS (Cost $9,645,841)		$6,049,597

COMMON STOCKS - 5.06%
Consumer Discretionary - 2.81%
Charter
Communications, Inc., Class A (I)	73,972	4,013,721	1.61%
Vertis Holdings, Inc. (I)	69,391	1,283,734	0.51%
OTHER SECURITIES		1,722,149	0.69%

		7,019,604
Energy - 0.24%		606,069	0.24%
Financials - 0.84%
KCad Holdings I, Ltd.	141,168,822	1,713,084	0.69%
OTHER SECURITIES		399,255	0.15%

		2,112,339
Industrials - 0.65%		1,615,344	0.65%
Materials - 0.50%		1,258,525	0.50%
Telecommunication Services - 0.02%		39,578	0.02%

TOTAL COMMON STOCKS (Cost $14,977,033)		$12,651,459

PREFERRED SECURITIES - 4.83%
Consumer Discretionary - 0.04%		105,500	0.04%
Financials - 4.79%
Banesto Holdings, Ltd., Series A
10.500%,	93,000	2,333,723	0.93%
Bank of America Corp., Series L
7.250%,	4,220	4,225,064	1.69%
Citigroup Capital XII (8.500% to
3/30/2015, then 3 month
LIBOR + 5.870%)
	58,275	1,504,661	0.60%
GMAC Capital Trust I (8.125% to
02/15/2016, then 3 month
LIBOR + 5.785%)
	118,600	3,036,160	1.21%

The accompanying notes are an integral part of the financial statements.

18

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

PREFERRED SECURITIES (continued)
Financials (continued)
OTHER SECURITIES		$868,820	0.36%

		11,968,428
Information Technology - 0.00%		0	0.00%

TOTAL PREFERRED SECURITIES (Cost $11,915,742)		$12,073,928

Warrants 0.32%		807,640	0.32%

TOTAL WARRANTS (Cost $1,228,066)		$807,640

SECURITIES LENDING COLLATERAL - 0.01%
John Hancock Collateral
Investment Trust,
0.2247% (W)(Y)	3,297	33,001	0.01%

SHORT-TERM INVESTMENTS - 5.90%
Repurchase Agreement - 5.84%
Goldman Sachs Repurchase
Agreement dated 06/30/2011 at
0.010% to be repurchased at
$14,600,004 on 07/01/2011,
collateralized by Federal Home
Loan Mortgage Corp., 0.850%
due 02/08/2013 (valued at
$14,832,413, including interest)	$14,600,000	14,600,000	5.84%

Short-Term Securities 0.06%		146,908	0.06%

TOTAL SHORT-TERM INVESTMENTS (Cost $14,746,908)		$14,746,908

Total Investments (High Yield Trust)
(Cost $268,656,067) - 100.23%		$250,545,854	100.23%
Other Assets And Liabilities, Net - (0.23%)		(586,151)	(0.23)%

TOTAL NET ASSETS - 100.00%		$249,959,703	100.00%

Income Trust

	Shares or Principal Amount	Value	% of Net Assets

CORPORATE BONDS - 42.25%
Consumer Discretionary - 4.65%
CCH II LLC/CCH II Capital Corp.
13.500%, 11/30/2016	$4,766,957	$5,613,092	1.22%
OTHER SECURITIES		15,775,212	3.43%

		21,388,304
Consumer Staples - 1.32%		6,038,500	1.32%
Energy - 7.04%
Chesapeake Energy Corp.
9.500%, 02/15/2015	2,600,000	3,016,000	0.66%
SandRidge Energy, Inc.
8.000%, 06/01/2018 (S)	3,000,000	3,060,000	0.67%
OTHER SECURITIES		26,315,676	5.71%

		32,391,676
Financials - 9.36%
CIT Group, Inc.
7.000%, 05/04/2015
to 05/02/2017 (S)	$17,200,000	17,171,500	3.73%
JPMorgan Chase & Company
(7.900% to 04/30/2018, then
3 month LIBOR + 3.470%)
04/30/2018 (Q)	$7,500,000	$8,055,675	1.75%
OTHER SECURITIES		17,816,422	3.88%

		43,043,597
Health Care - 5.41%
Community Health Systems, Inc.
8.875%, 07/15/2015	3,500,000	3,605,000	0.78%
HCA, Inc.
8.500%, 04/15/2019	3,500,000	3,867,500	0.84%
HCA, Inc.
9.250%, 11/15/2016	4,000,000	4,245,000	0.92%
Tenet Healthcare Corp.
9.250%, 02/01/2015	3,500,000	3,828,125	0.83%
Tenet Healthcare Corp.
10.000%, 05/01/2018	3,250,000	3,692,813	0.80%
OTHER SECURITIES		5,653,625	1.24%

		24,892,063
Industrials - 3.06%
Terex Corp.
8.000%, 11/15/2017	3,000,000	3,075,000	0.67%
OTHER SECURITIES		11,006,375	2.39%

		14,081,375
Information Technology - 4.74%
First Data Corp.
12.625%, 01/15/2021 (S)	3,005,000	3,215,350	0.70%
Freescale Semiconductor, Inc.
10.125%, 12/15/2016	3,250,000	3,497,813	0.76%
OTHER SECURITIES		15,097,008	3.28%

		21,810,171
Materials - 1.48%		6,791,429	1.48%
Telecommunication Services - 0.89%		4,091,875	0.89%
Utilities - 4.30%
Dynegy Holdings, Inc.
8.375%, 05/01/2016	4,000,000	3,200,000	0.70%
Texas Competitive Electric
Holdings Company LLC,
10.250%, 11/01/2015	9,000,000	5,445,000	1.18%
OTHER SECURITIES		11,141,664	2.42%

		19,786,664

TOTAL CORPORATE BONDS (Cost $183,869,683)		$194,315,654

CAPITAL PREFERRED SECURITIES - 1.30%
Financials - 1.30%
Wells Fargo Capital XV (9.750% to
09/26/2013, then 3 month
LIBOR + 5.830%)
09/26/2013 (Q)	4,800,000	5,064,000	1.10%
OTHER SECURITIES		918,000	0.20%

		5,982,000

TOTAL CAPITAL PREFERRED SECURITIES (Cost $4,706,598)		$5,982,000

CONVERTIBLE BONDS - 0.75%
Financials - 0.24%		1,080,000	0.24%
Information Technology - 0.05%		241,273	0.05%

The accompanying notes are an integral part of the financial statements.

19

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

CONVERTIBLE BONDS (continued)
Materials - 0.46%		$2,128,388	0.46%

TOTAL CONVERTIBLE BONDS (Cost $3,575,875)		$3,449,661

MUNICIPAL BONDS - 0.33%
California - 0.33%		1,531,194	0.33%

TOTAL MUNICIPAL BONDS (Cost $1,401,652)		$1,531,194

TERM LOANS (M) - 4.29%
Consumer Discretionary - 1.46%
Clear Channel
Communications, Inc.
3.836%, 01/28/2016	$4,490,422	3,783,180	0.82%
OTHER SECURITIES		2,950,228	0.64%

		6,733,408
Industrials - 0.17%		785,997	0.17%
Information Technology - 0.71%		3,240,385	0.71%
Utilities - 1.95%
Texas Competitive Electric
Holdings Company LLC
4.731%, 10/10/2017	11,493,117	8,980,607	1.95%

TOTAL TERM LOANS (Cost $20,999,017)		$19,740,397

COMMON STOCKS - 42.46%
Consumer Discretionary - 0.82%		3,749,476	0.82%
Consumer Staples - 1.17%		5,371,216	1.17%
Energy - 7.36%
BP PLC, ADR	110,000	4,871,900	1.06%
Canadian Oil Sands, Ltd.	190,000	5,482,607	1.19%
ConocoPhillips	100,000	7,519,000	1.63%
Exxon Mobil Corp.	75,000	6,103,500	1.33%
OTHER SECURITIES		9,895,754	2.15%

		33,872,761
Financials - 5.60%
Bank of America Corp.	375,000	4,110,000	0.89%
JPMorgan Chase & Company	120,000	4,912,800	1.07%
Wells Fargo & Company	174,800	4,904,888	1.07%
OTHER SECURITIES		11,827,537	2.57%

		25,755,225
Health Care - 5.18%
Johnson & Johnson	80,000	5,321,600	1.16%
Merck & Company, Inc.	230,000	8,116,700	1.76%
Pfizer, Inc.	200,000	4,120,000	0.90%
Roche Holdings AG	37,500	6,273,714	1.36%

		23,832,014
Industrials - 0.64%		2,923,300	0.64%
Information Technology - 1.55%
Intel Corp.	150,000	3,324,000	0.72%
OTHER SECURITIES		3,818,282	0.83%

		7,142,282
Materials - 1.47%
Newmont Mining Corp.	70,000	3,777,900	0.82%
OTHER SECURITIES		3,000,554	0.65%

		6,778,454
Telecommunication Services - 3.39%
AT&T, Inc.	160,000	5,025,600	1.09%
Verizon Communications, Inc.	80,000	2,978,400	0.65%
Vodafone Group PLC	1,600,000	4,252,211	0.92%

OTHER SECURITIES		$3,323,979	0.73%

		15,580,190
Utilities - 15.28%
American Electric
Power Company, Inc.	$110,100	4,148,568	0.90%
Consolidated Edison, Inc.	60,000	3,194,400	0.69%
Dominion Resources, Inc.	90,000	4,344,300	0.94%
Duke Energy Corp.	260,000	4,895,800	1.06%
Entergy Corp.	50,000	3,414,000	0.74%
NextEra Energy, Inc.	90,000	5,171,400	1.12%
PG&E Corp.	135,000	5,674,049	1.23%
Progress Energy, Inc.	100,000	4,801,000	1.04%
Public Service
Enterprise Group, Inc.	150,000	4,896,000	1.06%
Sempra Energy	70,000	3,701,600	0.80%
Southern Company	190,000	7,672,200	1.67%
TECO Energy, Inc.	180,000	3,400,200	0.74%
Xcel Energy, Inc.	180,000	4,374,000	0.95%
OTHER SECURITIES		10,595,741	2.34%

		70,283,258

TOTAL COMMON STOCKS (Cost $197,504,521)		$195,288,176

PREFERRED SECURITIES - 6.39%
Consumer Discretionary - 0.25%		1,150,264	0.25%
Energy - 1.44%
Sandridge Energy, Inc.	26,500	4,223,252	0.92%
OTHER SECURITIES		2,389,687	0.52%

		6,612,939
Financials - 3.98%
Bank of America Corp., Series L	5,350	5,356,420	1.16%
Wells Fargo & Company, Series L	4,600	4,876,000	1.06%
OTHER SECURITIES		8,050,414	1.76%

		18,282,834
Health Care - 0.34%		1,560,900	0.34%
Materials - 0.27%		1,247,250	0.27%
Utilities - 0.11%		518,500	0.11%

TOTAL PREFERRED SECURITIES (Cost $30,865,571)		$29,372,687

Collateralized Mortgage
Obligations 0.39%		1,809,254	0.39%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,748,519)		$1,809,254

Asset Backed Securities 0.45%		2,082,668	0.45%

TOTAL ASSET BACKED SECURITIES (Cost $2,145,600)		$2,082,668

Warrants 0.13%		599,455	0.13%

TOTAL WARRANTS (Cost $954,880)		$599,455

SECURITIES LENDING COLLATERAL - 3.57%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	1,642,359	16,436,568	3.57%

TOTAL SECURITIES LENDING COLLATERAL (Cost $16,436,083)		$16,436,568

The accompanying notes are an integral part of the financial statements.

20

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

SHORT-TERM INVESTMENTS - 0.09%
Short-Term Securities - 0.09%		$400,000	0.09%

TOTAL SHORT-TERM INVESTMENTS (Cost $400,000)		$400,000

Total Investments (Income Trust)
(Cost $464,607,999) - 102.40%		$471,007,714	102.40%
Other Assets And Liabilities, Net - (2.40%)		(11,059,703)	(2.40)%

TOTAL NET ASSETS - 100.00%		$459,948,011	100.00%

Investment Quality Bond Trust

		Shares or Principal Amount	Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 28.83%
Federal Home Loan Mortgage Corp. - 0.38%			$1,458,143	0.38%
Federal National Mortgage Association - 9.03%
3.500%, TBA		$24,000,000	22,920,547	6.03%
5.500%, TBA		8,000,000	8,649,183	2.27%
OTHER SECURITIES			2,794,948	0.73%

			34,364,678
Government National Mortgage Association - 3.79%
4.000%, TBA		13,000,000	13,231,649	3.48%
OTHER SECURITIES			1,185,221	0.31%

			14,416,870
U.S. Department of Housing & Urban
Development - 0.06%			214,263	0.06%
U.S. Treasury Bonds - 6.75%
4.250%, 05/15/2039		2,475,000	2,427,822	0.64%
4.375%, 11/15/2039		4,000,000	4,002,500	1.05%
4.625%, 02/15/2040		6,125,000	6,388,185	1.68%
4.750%, 02/15/2041		1,950,000	2,072,790	0.55%
6.250%, 08/15/2023 (F)		4,000,000	5,071,248	1.33%
8.125%, 08/15/2019
to 08/15/2021		4,002,000	5,704,846	1.50%

			25,667,391
U.S. Treasury Notes - 8.82%
0.625%, 02/28/2013		23,850,000	23,939,438	6.29%
2.375%, 07/31/2017		2,950,000	2,979,500	0.79%
2.500%, 04/30/2015		6,314,700	6,620,073	1.74%

			33,539,011

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $109,077,946)			$109,660,356

FOREIGN GOVERNMENT OBLIGATIONS - 1.37%
Brazil - 1.15%
Federative Republic of Brazil
10.000%, 01/01/2012	BRL	5,030,000	3,184,678	0.84%
OTHER SECURITIES			1,186,438	0.31%

			4,371,116
Qatar - 0.22%			838,000	0.22%

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $4,654,734)			$5,209,116

CORPORATE BONDS - 53.57%
Consumer Discretionary - 5.45%
Time Warner Cable, Inc.
5.850%, 05/01/2017		$1,895,000	$2,129,859	0.56%
Time Warner, Inc.
7.700%, 05/01/2032		1,298,000	1,567,142	0.41%
Viacom, Inc.
6.125%, 10/05/2017		1,300,000	1,491,649	0.39%
OTHER SECURITIES			15,553,865	4.09%

			20,742,515
Consumer Staples - 4.86%
Wal-Mart Stores, Inc.
6.200%, 04/15/2038		1,950,000	2,160,738	0.57%
OTHER SECURITIES			16,334,454	4.29%

			18,495,192
Energy - 3.95%
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)		1,850,000	1,945,179	0.51%
Petrobras International Finance
Company
5.375%, 01/27/2021		1,400,000	1,436,571	0.38%
OTHER SECURITIES			11,626,139	3.06%

			15,007,889
Financials - 24.87%
Bank of America Corp.
5.420%, 03/15/2017		1,700,000	1,733,339	0.46%
Bank of America Corp.
5.625%, 07/01/2020		1,500,000	1,547,789	0.41%
Citigroup, Inc.
5.500%, 08/27/2012		1,525,000	1,598,305	0.42%
General Electric Capital Corp.
2.800%, 01/08/2013		1,750,000	1,794,168	0.47%
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017		1,800,000	1,963,741	0.52%
Metropolitan Life Global
Funding I
3.125%, 01/11/2016 (S)		2,050,000	2,074,495	0.55%
NBD Bancorp NA
8.250%, 11/01/2024		1,730,000	2,158,554	0.57%
Sun Canada Financial Company
7.250%, 12/15/2015 (S)		1,471,000	1,683,039	0.44%
The Goldman Sachs Group, Inc.
3.625%, 02/07/2016		1,955,000	1,975,314	0.52%
The Goldman Sachs Group, Inc.
6.750%, 10/01/2037		2,030,000	2,029,965	0.53%
US Bancorp
7.500%, 06/01/2026		1,624,000	2,014,306	0.53%
Wells Fargo & Company
4.950%, 10/16/2013		2,410,000	2,563,854	0.67%
OTHER SECURITIES			71,484,960	18.78%

			94,621,829
Health Care - 2.73%			10,371,228	2.73%
Industrials - 1.73%			6,564,248	1.73%
Information Technology - 0.26%			985,075	0.26%
Materials - 1.77%			6,723,800	1.77%
Telecommunication Services - 4.15%			15,795,925	4.15%
Utilities - 3.80%			14,464,154	3.80%

TOTAL CORPORATE BONDS (Cost $189,079,875)			$203,771,855

The accompanying notes are an integral part of the financial statements.

21

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

CAPITAL PREFERRED SECURITIES - 0.55%
Financials - 0.55%		$2,094,408	0.55%

TOTAL CAPITAL PREFERRED SECURITIES (Cost $2,360,582)		$2,094,408

CONVERTIBLE BONDS - 0.03%
Consumer Discretionary - 0.01%		42,844	0.01%
Health Care - 0.01%		22,625	0.01%
Telecommunication Services - 0.01%		47,313	0.01%

TOTAL CONVERTIBLE BONDS (Cost $91,402)		$112,782

MUNICIPAL BONDS - 4.88%
California - 1.48%		5,624,409	1.48%
Florida - 0.24%		895,820	0.24%
Illinois - 1.21%
State of Illinois
5.665%, 03/01/2018	$1,405,000	1,452,587	0.38%
OTHER SECURITIES		3,165,271	0.83%

		4,617,858
Louisiana - 0.39%
Louisiana Local Government
Environmental Facilities &
Communities Development
Authority 2.470%, 02/01/2019	1,475,000	1,473,850	0.39%
Maryland - 0.15%		567,179	0.15%
Massachusetts - 0.25%		955,593	0.25%
Missouri - 0.27%		1,045,233	0.27%
New Jersey - 0.31%		1,183,116	0.31%
New York - 0.23%		875,776	0.23%
Texas - 0.35%		1,345,190	0.35%

TOTAL MUNICIPAL BONDS (Cost $17,718,825)		$18,584,024

COLLATERALIZED MORTGAGE
OBLIGATIONS - 10.95%
Banc of America Commercial
Mortgage, Inc., Series 2006-2,
Class A4
5.924% 05/10/2045 (P)	1,560,000	1,725,294	0.45%
Banc of America Commercial
Mortgage, Inc.,
Series 2002-PB2, Class A4
6.186% 06/11/2035	2,114,768	2,142,684	0.56%
Bear Stearns Commercial
Mortgage Securities,
Series 2003-T12, Class A4
4.680% 08/13/2039 (P)	2,594,203	2,736,932	0.72%
Bear Stearns Commercial
Mortgage Securities,
Series 2005-PWR9,
Class A4A
4.871% 09/11/2042 (P)	1,405,000	1,506,983	0.40%
Bear Stearns Commercial
Mortgage Securities,
Series 2006-PW 14, Class A4
5.201% 12/11/2038	1,850,000	1,989,895	0.52%
Bear Stearns Commercial
Mortgage Securities,
Series 2006-T24, Class A4
5.537% 10/12/2041	1,400,000	1,530,821	0.40%
Citigroup/Deutsche Bank
Commercial Mortgage Trust,
Series 2007-CD4, Class A4
5.322% 12/11/2049	$1,425,000	$1,510,969	0.40%
Credit Suisse Mortgage Capital
Certificates, Series 2006-C4,
Class A3
5.467% 09/15/2039	2,000,000	2,155,466	0.57%
CW Capital Cobalt, Ltd.,
Series 2006-C1, Class A4
5.223% 08/15/2048	1,445,000	1,529,924	0.40%
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553% 04/10/2038 (P)	2,500,000	2,715,175	0.71%
JPMorgan Chase Commercial
Mortgage Securities Corp.,
Series 2006-CB14, Class A4
5.481% 12/12/2044 (P)	1,500,000	1,624,095	0.43%
JPMorgan Chase Commercial
Mortgage Securities Corp.,
Series 2007-CB20, Class A4
5.794% 02/12/2051 (P)	1,400,000	1,518,743	0.40%
LB-UBS Commercial
Mortgage Trust,
Series 2005-C5, Class A4
4.954% 09/15/2030	1,500,000	1,619,910	0.43%
Merrill Lynch Mortgage Trust,
Series 2005-CIP1, Class AM
5.107% 07/12/2038 (P)	1,450,000	1,502,404	0.39%
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.863% 05/12/2039 (P)	2,000,000	2,209,647	0.58%
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.646% 07/15/2045 (S)	1,611,000	1,670,132	0.44%
Prudential Commercial
Mortgage Trust,
Series 2003-PWR1, Class A2
4.493% 02/11/2036	2,594,203	2,702,699	0.71%
OTHER SECURITIES		9,258,572	2.44%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $39,381,119)		$41,650,345

Asset Backed Securities 2.36%		8,990,046	2.36%

TOTAL ASSET BACKED SECURITIES (Cost $8,829,505)		$8,990,046

The accompanying notes are an integral part of the financial statements.

22

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

SHORT-TERM INVESTMENTS - 10.04%
Repurchase Agreement - 10.04%
Deutsche Tri-Party Repurchase
Agreement dated 6/30/2011 at
0.050% to be repurchased at
$38,200,053 on 07/01/2011,
collateralized by $38,841,186
Government National
Mortgage Association, 4.000%
due 01/20/2041 (valued at
$38,964,000,
including interest)	$38,200,000	$38,200,000	10.04%

TOTAL SHORT-TERM INVESTMENTS (Cost $38,200,000)		$38,200,000

Total Investments (Investment Quality Bond Trust)
(Cost $409,393,988) - 112.58%		$428,272,932	112.58%
Other Assets And Liabilities, Net - (12.58%)		(47,857,746)	(12.58)%

TOTAL NET ASSETS - 100.00%		$380,415,186	100.00%

Money Market Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMERCIAL PAPER * - 50.22%
Bank of America Corp.
0.120%, 07/05/2011	$75,000,000	$74,999,000	2.08%
Bank of America Corp.
0.110%, 07/01/2011	25,000,000	25,000,000	0.69%
Bank of Montreal
0.130%, 07/01/2011	50,000,000	50,000,000	1.38%
Bank of Montreal
0.130%, 07/05/2011	50,000,000	49,999,278	1.38%
Bank of Nova Scotia
0.080%, 07/01/2011	40,000,000	40,000,000	1.11%
BNP Paribas Finance, Inc.
0.120%, 07/06/2011	125,000,000	124,997,917	3.46%
BNP Paribas Finance, Inc.
0.110%, 07/08/2011	40,000,000	39,999,144	1.11%
Colgate-Palmolive Company
0.060%, 07/06/2011	29,700,000	29,699,753	0.82%
General Electric Capital Corp.
0.080%, 07/01/2011	100,000,000	100,000,000	2.77%
General Electric Capital Corp.
0.030%, 07/07/2011	30,525,000	30,524,847	0.85%
International Bank for
Reconstruction & Development
0.070%, 08/01/2011	30,000,000	29,998,192	0.83%
International Business
Machines Corp.
0.060%, 07/25/2011	65,000,000	64,997,400	1.80%
John Deere, Ltd.
0.070%, 07/06/2011	28,000,000	27,999,728	0.78%
JPMorgan Chase & Company
0.050%, 07/08/2011	35,000,000	34,999,660	0.97%
Nestle Capital Corp.
0.050%, 07/12/2011	93,000,000	92,998,579	2.57%
Procter & Gamble International
Funding
0.070%, 07/05/2011	117,750,000	117,749,084	3.26%
Scotiabanc, Inc.
0.120%, 07/05/2011	33,800,000	33,799,549	0.94%
Scotiabanc, Inc.
0.110%, 07/11/2011	$57,000,000	$56,998,258	1.58%
Societe Generale North
America, Inc.
0.130%, 07/07/2011	65,000,000	64,998,592	1.80%
Target Corp.
0.080%, 07/05/2011	152,800,000	152,798,642	4.23%
Unilever Capital Corp.
0.060%, 07/07/2011	35,000,000	34,999,650	0.97%
Unilever Capital Corp.
0.050%, 07/06/2011	73,000,000	72,999,493	2.02%
United Technologies Corp.
0.080%, 07/05/2011	42,750,000	42,749,620	1.18%
United Technologies Corp.
0.070%, 07/05/2011	100,000,000	99,999,222	2.77%
Wal-Mart Stores, Inc.
0.060%, 07/06/2011	100,000,000	99,999,167	2.77%
Wal-Mart Stores, Inc.
0.060%, 07/11/2011	48,000,000	47,999,200	1.33%
OTHER SECURITIES		172,451,163	4.77%

TOTAL COMMERCIAL PAPER (Cost $1,813,755,138)		$1,813,755,138

CORPORATE INTEREST-BEARING
OBLIGATIONS * - 19.33%
Bank of America Corp.
1.073%, 12/02/2011 (J)(P)	35,925,000	36,071,632	1.00%
Bank of Montreal
0.620%, 07/21/2011	42,000,000	42,000,000	1.16%
Citigroup Funding, Inc.
0.636%, 04/30/2012 (J)(P)	75,000,000	75,000,000	2.08%
Citigroup Funding, Inc.
0.603%, 04/30/2012 (J)(P)	55,420,000	55,420,000	1.53%
General Electric Capital Corp.
1.182%, 12/09/2011 (J)(P)	223,315,000	224,297,988	6.21%
JPMorgan Chase & Company
0.945%, 12/02/2011 (J)(P)	75,000,000	75,256,953	2.08%
Morgan Stanley
1.104%, 12/01/2011 (J)(P)	64,975,000	65,231,782	1.81%
Royal Bank of Canada
0.257%, 02/27/2012 (P)	75,000,000	75,000,000	2.08%
Toronto-Dominion Bank
0.350%, 10/28/2011	50,000,000	50,000,000	1.38%

TOTAL CORPORATE INTEREST-BEARING OBLIGATIONS (Cost $698,278,355)		$698,278,355

U.S. GOVERNMENT & AGENCY
OBLIGATIONS * - 30.80%
Federal Home Loan Bank - 3.04%
0.170%, 01/19/2012 (P)	110,000,000	110,000,000	3.04%
Federal Home Loan Bank Discount Notes - 9.09%
0.015%, 07/20/2011	53,712,000	53,711,575	1.49%
0.010%, 07/22/2011
to 08/19/2011	175,475,000	175,473,595	4.86%
0.001%, 07/11/2011
to 08/08/2011	99,010,000	99,009,955	2.74%
U.S. Treasury Bills - 18.67%
0.305%, 01/12/2012	30,000,000	29,950,438	0.83%
0.290%, 04/05/2012	100,000,000	99,775,250	2.76%
0.240%, 11/17/2011	45,000,000	44,958,300	1.25%
0.210%, 04/05/2012	50,000,000	49,918,625	1.38%
0.205%, 03/03/2012	65,000,000	64,886,367	1.80%
0.190%, 10/20/2011	25,000,000	24,985,354	0.69%
0.185%, 05/31/2012	30,000,000	29,948,354	0.83%
0.180%, 07/21/2011	75,000,000	74,992,500	2.08%

The accompanying notes are an integral part of the financial statements.

23

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Money Market Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS * (continued)
U.S. Treasury Bills (continued)
0.162%, 08/18/2011
to 06/28/2012	$180,000,000	$179,789,722	4.98%
0.160%, 12/15/2011	25,000,000	24,981,444	0.69%
0.120%, 08/18/2011	50,000,000	49,992,000	1.38%

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,112,373,479)		$1,112,373,479

Total Investments (Money Market Trust)
(Cost $3,624,406,972) - 100.35%		$3,624,406,972	100.35%
Other Assets And Liabilities, Net - (0.35%)		(12,648,864)	(0.35)%

TOTAL NET ASSETS - 100.00%		$3,611,758,108	100.00%

Money Market Trust B

	Shares or Principal Amount	Value	% of Net Assets

COMMERCIAL PAPER * - 56.80%
Bank of America Corp.
0.110%, 07/01/2011	$25,000,000	$25,000,000	4.33%
Bank of Montreal
0.130%, 07/01/2011	17,000,000	17,000,000	2.94%
Bank of Nova Scotia
0.080%, 07/01/2011	25,000,000	25,000,000	4.33%
BNP Paribas Finance, Inc.
0.110%, 07/05/2011	25,000,000	24,999,694	4.32%
Cargill Global Funding
0.100%, 07/06/2011	25,000,000	24,999,653	4.33%
Ei du Pont de Nemours & Company
0.140%, 07/13/2011	25,000,000	24,998,833	4.32%
International Business
Machines Corp.
0.060%, 07/25/2011	25,000,000	24,999,000	4.32%
JPMorgan Chase & Company
0.050%, 07/01/2011	25,000,000	25,000,000	4.33%
Jupiter Securitization Company LLC
0.070%, 07/07/2011	17,000,000	16,999,802	2.94%
National Australia Funding, Inc.
0.110%, 07/12/2011	15,000,000	14,999,496	2.59%
Nestle Capital Corp.
0.040%, 07/11/2011	25,000,000	24,999,722	4.33%
Procter & Gamble International
Funding SCA
0.070%, 07/05/2011	25,000,000	24,999,806	4.33%
Societe Generale North
America, Inc.
0.140%, 07/01/2011	25,000,000	25,000,000	4.33%
Starbird Funding Corp.
0.040%, 07/01/2011	4,240,000	4,240,000	0.73%
Wal-Mart Stores, Inc.
0.050%, 07/11/2011	25,000,000	24,999,653	4.33%

TOTAL COMMERCIAL PAPER (Cost $328,235,659)		$328,235,659

CORPORATE INTEREST-BEARING
OBLIGATIONS * - 20.87%
Bank of America Corp.
1.073%, 12/02/2011 (J)(P)	6,075,000	6,099,796	1.05%
Bank of Montreal
0.620%, 07/21/2011	8,000,000	8,000,000	1.38%
Citigroup Funding, Inc.
0.636%, 04/30/2012 (J)(P)	15,000,000	15,000,000	2.60%
General Electric Capital Corp.
1.182%, 12/09/2011 (J)(P)	$50,015,000	$50,233,365	8.69%
JPMorgan Chase & Company
0.945%, 12/02/2011 (J)(P)	10,000,000	10,034,260	1.74%
Morgan Stanley
1.104%, 12/01/2011 (J)(P)	14,220,000	14,275,728	2.47%
Royal Bank of Canada
0.257%, 02/27/2012 (P)	10,000,000	10,000,000	1.73%
Toronto-Dominion Bank
0.350%, 10/28/2011	7,000,000	7,000,000	1.21%

TOTAL CORPORATE INTEREST-BEARING OBLIGATIONS (Cost $120,643,149)		$120,643,149

U.S. GOVERNMENT & AGENCY
OBLIGATIONS * - 22.99%
Federal Home Loan Bank - 3.46%
0.170%, 01/19/2012 (P)	20,000,000	20,000,000	3.46%
U.S. Treasury Bills - 19.53%
0.305%, 01/12/2012	15,000,000	14,975,219	2.59%
0.290%, 04/05/2012	15,000,000	14,966,288	2.59%
0.210%, 04/05/2012	10,000,000	9,983,725	1.73%
0.205%, 05/03/2012	8,000,000	7,986,014	1.38%
0.190%, 10/20/2011	3,000,000	2,998,243	0.52%
0.185%, 05/31/2012	10,000,000	9,982,785	1.73%
0.180%, 07/21/2011	15,000,000	14,998,500	2.60%
0.162%, 08/18/2011
to 06/28/2012	30,000,000	29,966,258	5.18%
0.120%, 08/18/2011	7,000,000	6,998,880	1.21%

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $132,855,912)		$132,855,912

Total Investments (Money Market Trust B)
(Cost $581,734,720) - 100.66%		$581,734,720	100.66%
Other Assets And Liabilities, Net - (0.66%)		(3,828,760)	(0.66)%

TOTAL NET ASSETS - 100.00%		$577,905,960	100.00%

New Income Trust

	Shares or Principal Amount	Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 52.31%
U.S. Treasury Bonds - 4.83%
2.625%, 04/30/2016	$64,035,000	$66,871,558	2.26%
4.625%, 02/15/2040	52,825,000	55,094,837	1.86%
6.750%, 08/15/2026	15,665,000	20,900,541	0.71%

		142,866,936
U.S. Treasury Notes - 9.26%
1.125%, 01/15/2012	54,000,000	54,291,114	1.84%
1.250%, 03/15/2014 (L)	45,335,000	45,979,664	1.56%
1.750%, 08/15/2012 (F)	131,795,000	133,998,481	4.53%
2.250%, 05/31/2014	25,575,000	26,651,938	0.90%
2.625%, 08/15/2020 (L)	13,060,000	12,629,425	0.43%

		273,550,622
U.S. Treasury Strips - 0.01%		155,890	0.01%
Federal Home Loan Bank - 0.05%		1,444,995	0.05%

The accompanying notes are an integral part of the financial statements.

24

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)

		Shares or Principal Amount	Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. - 5.60%
4.000%, 09/01/2040
to 02/15/2041		$33,487,758	$33,491,303	1.13%
4.500%, 11/01/2018
to 12/01/2040		73,961,804	76,597,937	2.59%
5.000%, 10/01/2018
to 08/01/2040		39,309,606	41,729,927	1.41%
OTHER SECURITIES			13,501,705	0.47%

			165,320,872
Federal National Mortgage Association - 29.24%
3.500%, 11/01/2025		13,529,826	13,797,053	0.47%
4.000%, 06/01/2025
to 12/01/2040		81,372,912	82,913,534	2.81%
4.500%, 05/01/2019
to 04/01/2041		263,515,360	273,773,194	9.27%
5.000%, 03/01/2018
to 10/01/2040		153,109,067	163,247,751	5.53%
5.500%, 07/01/2013
to 05/01/2040		179,831,744	195,067,372	6.60%
6.000%, 09/01/2017
to 04/01/2040		97,557,684	107,384,204	3.64%
6.500%, 06/01/2013
to 01/01/2039		17,761,775	20,089,601	0.68%
OTHER SECURITIES			7,538,777	0.24%

			863,811,486
Government National Mortgage Association - 3.32%
4.500%, 01/15/2019
to 11/20/2040		32,699,822	34,479,020	1.17%
5.000%, 01/15/2019
to 06/15/2040		13,923,758	15,133,372	0.51%
5.500%, 02/15/2029
to 12/20/2039		20,725,089	22,906,166	0.78%
6.000%, 11/15/2012
to 07/20/2039		16,881,546	18,724,830	0.63%
OTHER SECURITIES			6,926,705	0.23%

			98,170,093

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,523,970,305)			$1,545,320,894

FOREIGN GOVERNMENT
OBLIGATIONS - 3.66%
Bermuda - 0.04%			1,100,650	0.04%
Brazil - 0.83%
Federative Republic of Brazil
6.000%, 05/15/2015
to 05/15/2017	BRL	12,866,000	16,626,172	0.56%
OTHER SECURITIES			7,944,211	0.27%

			24,570,383
Canada - 0.94%
Government of Canada
3.500%, 06/01/2020	CAD	18,865,000	20,292,320	0.69%
Province of Ontario
5.450%, 04/27/2016		$6,600,000	7,559,099	0.25%

			27,851,419
Chile - 0.06%			1,830,920	0.06%
Germany - 0.45%
Federal Republic of Germany
2.500%, 01/04/2021	EUR	9,435,000	13,162,650	0.45%

Lithuania - 0.08%			$2,270,775	0.08%
Mexico - 0.89%
Government of Mexico
8.500%, 12/13/2018
to 11/18/2038	MXN	233,735,000	21,614,633	0.73%
OTHER SECURITIES			4,659,650	0.16%

			26,274,283
Netherlands - 0.01%			381,661	0.01%
Poland - 0.08%			2,264,460	0.08%
South Africa - 0.19%			5,583,878	0.19%
Sweden - 0.09%			2,738,133	0.09%

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $100,872,520)			$108,029,212

CORPORATE BONDS - 27.82%
Consumer Discretionary - 2.35%			69,360,289	2.35%
Consumer Staples - 1.38%			40,770,336	1.38%
Energy - 3.82%			112,894,858	3.82%
Financials - 11.29%
Bank of America Corp.
5.650%, 05/01/2018		$18,175,000	19,152,706	0.65%
Citigroup, Inc.
6.125%, 05/15/2018		12,005,000	13,213,555	0.45%
General Electric Capital Corp.
2.100%, 01/07/2014		11,620,000	11,781,739	0.40%
General Electric Capital Corp.
4.625%, 01/07/2021		14,855,000	14,932,187	0.51%
General Electric Capital Corp.
6.875%, 01/10/2039		6,270,000	7,097,747	0.24%
JPMorgan Chase & Company
6.000%, 01/15/2018		10,135,000	11,266,157	0.38%
Morgan Stanley
4.200%, 11/20/2014		7,640,000	7,931,489	0.27%
Morgan Stanley
6.000%, 04/28/2015		7,035,000	7,623,541	0.26%
The Goldman Sachs Group, Inc.
3.625%, 02/07/2016		6,820,000	6,890,867	0.23%
The Goldman Sachs Group, Inc.
6.150%, 04/01/2018		6,795,000	7,391,601	0.25%
Wells Fargo & Company
4.600%, 04/01/2021		9,755,000	9,802,282	0.33%
OTHER SECURITIES			216,371,122	7.32%

			333,454,993
Health Care - 0.96%			28,539,105	0.96%
Industrials - 1.46%			43,069,903	1.46%
Information Technology - 0.45%			13,224,082	0.45%
Materials - 1.71%			50,603,338	1.71%
Telecommunication Services - 1.89%
AT&T, Inc.
6.300%, 01/15/2038		6,545,000	6,931,011	0.23%
OTHER SECURITIES			48,894,487	1.66%

			55,825,498
Utilities - 2.51%			74,219,822	2.51%

TOTAL CORPORATE BONDS (Cost $792,381,580)			$821,962,224

The accompanying notes are an integral part of the financial statements.

25

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

MUNICIPAL BONDS - 1.33%
California - 0.21%		$6,199,765	0.21%
Colorado - 0.09%		2,717,027	0.09%
District of Columbia - 0.11%		3,155,659	0.11%
Illinois - 0.16%		4,603,460	0.16%
Kansas - 0.00%		109,094	0.00%
Maryland - 0.17%		5,135,415	0.17%
New York - 0.39%		11,524,694	0.39%
Oregon - 0.00%		64,073	0.00%
Texas - 0.10%		2,873,752	0.10%
Utah - 0.08%		2,337,356	0.08%
Virginia - 0.02%		529,029	0.02%

TOTAL MUNICIPAL BONDS (Cost $38,004,222)		$39,249,324

TERM LOANS (M) - 3.20%
Consumer Discretionary - 1.24%		36,491,448	1.24%
Consumer Staples - 0.19%		5,669,498	0.19%
Energy - 0.10%		3,000,000	0.10%
Financials - 0.10%		2,935,799	0.10%
Health Care - 0.30%		8,871,925	0.30%
Industrials - 0.48%		14,271,392	0.48%
Information Technology - 0.28%		8,103,691	0.28%
Materials - 0.42%		12,469,871	0.42%
Telecommunication Services - 0.09%		2,675,994	0.09%

TOTAL TERM LOANS (Cost $93,626,249)		$94,489,618

CAPITAL PREFERRED SECURITIES - 0.54%
Financials - 0.54%		15,908,578	0.54%

TOTAL CAPITAL PREFERRED SECURITIES (Cost $15,721,007)		$15,908,578

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.57%
Commercial Mortgage Pass
Through Certificates,
Series 2007-C9, Class A4
6.008% 12/10/2049 (P)	$8,900,000	9,769,165	0.33%
JPMorgan Chase Commercial
Mortgage Securities Corp.,
Series 2006-CB16, Class A4
5.552% 05/12/2045	8,727,000	9,497,495	0.32%
JPMorgan Chase Commercial
Mortgage Securities Corp.,
Series 2007-C1, Class A4
5.716% 02/15/2051	11,605,000	12,526,869	0.42%
Merrill Lynch Mortgage Trust,
Series 2007-C1, Class A4
6.020% 06/12/2050 (P)	9,300,000	10,137,894	0.34%
Morgan Stanley Capital I,
Series 2007-IQ13, Class A4
5.364% 03/15/2044	10,875,000	11,531,264	0.39%
Morgan Stanley Capital I,
Series 2007-HQ11, Class A4
5.447% 02/12/2044 (P)	13,725,000	14,766,198	0.50%
Wachovia Bank Commercial
Mortgage Trust,
Series 2005-C17, Class A4
5.083% 03/15/2042 (P)	7,040,000	7,582,096	0.26%
Wachovia Bank Commercial
Mortgage Trust,
Series 2006-C28, Class A4
5.572% 10/15/2048	$8,720,000	$9,422,720	0.32%
OTHER SECURITIES		79,359,549	2.69%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $151,456,073)		$164,593,250

ASSET BACKED SECURITIES - 3.36%
GE Equipment Midticket LLC,
1.470%, 07/14/2015 (S)	12,105,000	12,147,503	0.41%
OTHER SECURITIES		87,071,709	2.95%

TOTAL ASSET BACKED SECURITIES (Cost $97,731,182)		$99,219,212

SECURITIES LENDING COLLATERAL - 1.13%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	3,335,334	33,379,693	1.13%

TOTAL SECURITIES LENDING COLLATERAL (Cost $33,378,872)		$33,379,693

SHORT-TERM INVESTMENTS - 1.14%
Repurchase Agreement - 0.08%		2,428,828	0.08%
Money Market Funds - 1.06%
T. Rowe Price Prime Reserve
Fund, 0.1301% *	31,141,952	31,141,952

TOTAL SHORT-TERM INVESTMENTS (Cost $33,570,780)		$33,570,780

Total Investments (New Income Trust)
(Cost $2,880,712,790) - 100.06%		$2,955,722,785	100.06%
Other Assets And Liabilities, Net - (0.06%)		(1,766,369)	(0.06)%

TOTAL NET ASSETS - 100.00%		$2,953,956,416	100.00%

Real Return Bond Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 88.83%
Federal Home Loan Mortgage Corp. - 2.25%
0.146%, 03/21/2013 (P)	$2,800,000	$2,798,236	2.25%
Small Business Administration - 0.63%
5.902%, 02/10/2018	699,483	781,356	0.63%
Treasury Inflation Protected Securities (D) - 85.95%
0.125%, 04/15/2016	7,565,225	7,730,714	6.21%
0.625%, 04/15/2013	1,595,745	1,642,620	1.32%
1.125%, 01/15/2021	1,130,701	1,172,838	0.94%
1.250%, 04/15/2014	1,593,735	1,690,231	1.36%
1.625%, 01/15/2015
to 01/15/2018	1,392,276	1,512,643	1.22%
1.875%, 07/15/2013	5,273,792	5,602,170	4.50%
2.000%, 01/15/2014 (F)	7,433,058	8,007,380	6.44%
2.000%, 07/15/2014
to 01/15/2026	20,443,259	22,427,025	18.02%
2.125%, 01/15/2019
to 02/15/2041	7,182,772	8,021,569	6.45%

The accompanying notes are an integral part of the financial statements.

26

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)

		Shares or		% of
		Principal		Net
		Amount	Value	Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Treasury Inflation Protected
Securities (D) (continued)
2.375%, 01/15/2017
to 01/15/2027		$13,103,530	$15,041,510	12.09%
2.500%, 07/15/2016
to 01/15/2029		8,840,123	10,134,293	8.14%
2.625%, 07/15/2017		652,143	758,065	0.61%
3.375%, 01/15/2012
to 04/15/2032		12,425,384	15,967,098	12.83%
3.625%, 04/15/2028		834,144	1,097,682	0.88%
3.875%, 04/15/2029		3,831,667	5,246,989	4.22%
OTHER SECURITIES			895,322	0.72%

			106,948,149

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $109,782,184)			$110,527,741

FOREIGN GOVERNMENT
OBLIGATIONS - 12.39%
Australia - 2.25%
Commonwealth of Australia
2.500%, 09/20/2030	AUD	1,700,000	1,846,419	1.48%
OTHER SECURITIES			956,160	0.77%

			2,802,579
Canada - 0.09%			105,469	0.09%
Italy - 3.50%
Republic of Italy
2.100%, 09/15/2016
to 09/15/2021	EUR	2,278,012	3,179,692	2.56%
OTHER SECURITIES			1,174,792	0.94%

			4,354,484
Japan - 5.59%
Government of Japan
zero coupon, 08/01/2011 (Z)	JPY	560,000,000	6,955,464	5.59%
South Korea - 0.96%
Export-Import Bank of Korea
0.466%, 10/04/2011 (P)(S)		$1,200,000	1,200,266	0.96%

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $14,907,857)			$15,418,262

CORPORATE BONDS - 37.28%
Consumer Discretionary - 0.08%			101,125	0.08%
Energy - 0.09%			104,850	0.09%
Financials - 34.22%
American International
Group, Inc.
0.386%, 10/18/2011 (P)		1,400,000	1,393,238	1.12%
American International
Group, Inc. (8.625% to
05/22/2018, then 3 month
GBP LIBOR + 4.400%)
05/22/2068		400,000	661,240	0.53%
Bank of Montreal
2.850%, 06/09/2015 (S)		1,000,000	1,035,661	0.83%
Citigroup, Inc.
2.262%, 08/13/2013 (P)		1,900,000	1,935,570	1.56%
Citigroup, Inc.
7.375%, 06/16/2014		600,000	956,729	0.77%
Commonwealth Bank of
Australia
0.705%, 07/12/2013 (P)(S)		5,900,000	5,896,755	4.74%
Commonwealth Bank of
Australia
0.747%, 06/25/2014 (P)(S)		$5,300,000	$5,337,948	4.29%
Everest Reinsurance
Holdings, Inc.
5.400%, 10/15/2014		1,000,000	1,084,704	0.87%
Ford Motor Credit
Company LLC
7.250%, 10/25/2011		2,150,000	2,182,263	1.75%
General Electric Capital Corp.
0.247%, 09/21/2012 (P)		2,700,000	2,702,865	2.17%
Liberty Mutual Group, Inc.
5.750%, 03/15/2014 (S)		900,000	954,712	0.77%
Merrill Lynch & Company, Inc.
0.482%, 06/05/2012 (P)		1,100,000	1,097,917	0.88%
Morgan Stanley
0.590%, 01/09/2014 (P)		800,000	779,949	0.63%
Morgan Stanley
0.726%, 10/18/2016 (P)		1,300,000	1,196,762	0.96%
NIBC Bank NV
2.800%, 12/02/2014 (S)		1,600,000	1,665,048	1.34%
Nordea Bank AB
1.181%, 01/14/2014 (P)(S)		1,200,000	1,210,506	0.97%
Royal Bank of Scotland PLC
1.450%, 10/20/2011 (S)		1,500,000	1,504,910	1.21%
Santander US Debt SA
Unipersonal
1.046%, 03/30/2012 (P)(S)		1,300,000	1,300,107	1.04%
SLM Corp.
4.162%, 03/15/2012 (P)		1,027,000	1,017,059	0.82%
The Goldman Sachs
Group, Inc.
0.697%, 03/22/2016 (P)		2,100,000	1,980,386	1.59%
OTHER SECURITIES			6,686,255	5.38%

			42,580,584
Industrials - 0.92%
International Lease
Finance Corp.
6.625%, 11/15/2013		800,000	828,000	0.67%
OTHER SECURITIES			319,500	0.25%

			1,147,500
Materials - 0.87%
Rexam PLC
6.750%, 06/01/2013 (S)		1,000,000	1,086,398	0.87%
Telecommunication Services - 1.10%
TDC A/S
3.500%, 02/23/2015	EUR	600,000	878,338	0.71%
OTHER SECURITIES			492,378	0.39%

			1,370,716

TOTAL CORPORATE BONDS (Cost $44,219,136)			$46,391,173

COLLATERALIZED MORTGAGE OBLIGATIONS - 10.16%
Arran Residential Mortgages
Funding PLC,
Series 2011-1A, Class A2B
2.874% 11/19/2047 (P)(S)	EUR	1,700,000	2,461,906	1.98%
Federal Home Loan
Mortgage Corp., Series T-62,
Class 1A1
1.484% 10/25/2044 (P)		742,514	734,333	0.59%

The accompanying notes are an integral part of the financial statements.

27

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)

		Shares or		% of
		Principal		Net
		Amount	Value	Assets

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
2.677% 10/15/2054 (P)(S)	EUR	700,000	$1,017,878	0.82%
OTHER SECURITIES			8,434,003	6.77%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,029,029)			$12,648,120

ASSET BACKED SECURITIES - 4.89%
Venture CDO, Ltd.,
0.504%, 01/20/2022 (P)(S)		700,000	648,034	0.52%
OTHER SECURITIES			5,433,263	4.37%

TOTAL ASSET BACKED SECURITIES (Cost $5,998,119)			$6,081,297

PREFERRED SECURITIES - 0.51%
Financials - 0.51%			636,000	0.51%

TOTAL PREFERRED SECURITIES (Cost $600,000)			$636,000

Municipal Bonds 0.24%			299,376	0.24%

TOTAL MUNICIPAL BONDS (Cost $299,419)			$299,376

OPTIONS PURCHASED - 0.04%
Puts - 0.01%			4,675	0.01%
Calls - 0.03%			39,316	0.03%

TOTAL OPTIONS PURCHASED (Cost $29,374)			$43,991

SHORT-TERM INVESTMENTS - 3.56%
Repurchase Agreement - 3.16%
Barclays Tri-Party Repurchase
Agreement dated 06/30/2011
at 0.010% to be repurchased
at $800,000 on 07/01/2011,
collateralized by $719,000
U.S. Treasury Inflation
Indexed Bonds, 1.750% due
01/15/2028 (valued at
$823,256, including interest)		800,000	800,000	0.64%
Credit Suisse Tri-Party
Repurchase Agreement dated
06/30/2011 at 0.010% to be
repurchased at $2,600,001 on
07/01/2011, collateralized by
$2,677,000 U.S. Treasury
Notes, 2.375% due
06/30/2018 (valued at
$2,672,817,
including interest)		2,600,000	2,600,000	2.09%
OTHER SECURITIES			526,000	0.43%

			3,926,000
Commercial Paper - 0.40%			499,892	0.40%

TOTAL SHORT-TERM INVESTMENTS (Cost $4,425,892)			$4,425,892

Total Investments (Real Return Bond Trust)
(Cost $193,291,010) - 157.90%			$196,471,852	157.90%
Other Assets And Liabilities, Net - (57.90%)			(72,043,263)	(57.90)%

TOTAL NET ASSETS - 100.00%			$124,428,589	100.00%

Short Term Government Income Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 95.26%
Federal Agricultural Mortgage Corp. - 11.53%
1.250%, 12/06/2013	$8,440,000	$8,528,493	1.46%
2.125%, 09/15/2015	16,420,000	16,706,759	2.86%
2.375%, 07/22/2015	20,010,000	20,295,883	3.47%
3.150%, 06/05/2014	10,500,000	11,103,204	1.90%
3.250%, 08/11/2014	3,195,000	3,381,070	0.58%
5.125%, 04/19/2017 (S)	6,490,000	7,333,908	1.26%

		67,349,317
Federal Farm Credit Bank - 7.84%
1.370%, 12/15/2014	20,270,000	20,179,636	3.45%
1.625%, 11/19/2014	8,175,000	8,292,467	1.42%
2.625%, 04/17/2014	7,910,000	8,288,533	1.42%
3.875%, 10/07/2013	8,430,000	9,039,792	1.55%

		45,800,428
Federal Home Loan Bank - 8.59%
1.000%, 11/18/2013	12,155,000	12,170,133	2.08%
1.050%, 11/25/2013	6,565,000	6,572,707	1.13%
1.250%, 09/22/2014	17,000,000	16,959,999	2.90%
1.625%, 04/14/2014	6,205,000	6,207,712	1.06%
3.625%, 10/18/2013	7,765,000	8,285,853	1.42%

		50,196,404
Federal Home Loan Mortgage Corp. - 8.39%
1.125%, 10/25/2013	23,000,000	23,013,754	3.94%
1.250%, 12/29/2014	13,442,000	13,341,723	2.28%
4.500%, 08/01/2024
to 11/01/2024	7,755,723	8,213,258	1.41%
OTHER SECURITIES		4,455,352	0.76%

		49,024,087
Federal National Mortgage Association - 22.60%
1.250%, 02/27/2014	8,230,000	8,331,015	1.43%
1.500%, 04/18/2014	17,575,000	17,726,795	3.04%
2.375%, 07/28/2015	7,040,000	7,245,096	1.24%
2.625%, 03/14/2016	7,860,000	7,896,848	1.35%
3.167%, 10/01/2040 (P)	12,942,781	13,360,541	2.29%
4.201%, 08/01/2039 (P)	2,450,875	2,590,728	0.44%
4.500%, 06/01/2023
to 03/01/2026	18,670,823	19,818,777	3.39%
5.000%, 04/01/2019
to 03/01/2025	2,917,469	3,133,434	0.54%
5.500%, 04/01/2018
to 08/01/2040	10,919,765	11,851,576	2.03%
6.000%, 10/01/2036
to 03/01/2037	4,859,696	5,365,921	0.92%
6.500%, 02/01/2026
to 01/01/2039	27,882,757	31,515,892	5.40%
OTHER SECURITIES		3,131,370	0.53%

		131,967,993
Government National Mortgage Association - 3.07%
3.500%, 10/20/2039 (P)	3,142,168	3,304,136	0.57%
3.750%, 10/20/2039 (P)	1,907,074	2,009,694	0.34%
4.000%, 08/20/2039
to 12/20/2039 (P)	8,894,771	9,419,872	1.61%
OTHER SECURITIES		3,187,426	0.55%

		17,921,128
Tennessee Valley Authority - 9.50%
4.375%, 06/15/2015	20,195,000	22,296,350	3.82%
4.750%, 08/01/2013	6,925,000	7,502,427	1.28%
6.000%, 03/15/2013	6,365,000	6,942,006	1.19%
6.790%, 05/23/2012	17,729,000	18,747,336	3.21%

		55,488,119

The accompanying notes are an integral part of the financial statements.

28

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency - 0.03%		$190,224	0.03%
U.S. Treasury Notes - 23.71%
0.750%, 08/15/2013 (L)	$29,505,000	29,659,429	5.08%
1.125%, 12/15/2012	20,830,000	21,062,713	3.61%
1.250%, 08/31/2015	5,410,000	5,382,950	0.92%
1.250%, 09/30/2015 (L)	8,010,000	7,954,310	1.36%
1.500%, 12/31/2013	3,680,000	3,757,626	0.64%
1.750%, 03/31/2014	3,225,000	3,313,688	0.57%
1.875%, 06/15/2012	20,605,000	20,927,757	3.58%
2.000%, 01/31/2016 (L)	5,840,000	5,950,411	1.02%
2.000%, 04/30/2016	5,275,000	5,351,224	0.92%
2.125%, 05/31/2015	22,370,000	23,116,263	3.96%
2.500%, 04/30/2015	11,425,000	11,977,502	2.05%

		138,453,873

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $547,669,837)		$556,391,573

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.37%
Federal Home Loan Mortgage Corp.,
Series 3499, Class PA
4.500% 08/15/2036	1,655,382	1,753,737	0.30%
Federal National Mortgage
Association, Series 2010-53,
Class MA
4.500% 09/25/2037	4,388,615	4,652,330	0.80%
Government National Mortgage
Association, Series 2010-88,
Class BA
4.500% 01/20/2036	9,318,683	9,838,478	1.68%
OTHER SECURITIES		3,456,350	0.59%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,610,554)		$19,700,895

PREFERRED SECURITIES - 0.03%
Financials - 0.03%		178,699	0.03%

TOTAL PREFERRED SECURITIES (Cost $1,708,125)		$178,699

SECURITIES LENDING COLLATERAL - 0.97%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	564,563	5,650,087	0.97%

TOTAL SECURITIES LENDING COLLATERAL (Cost $5,649,236)		$5,650,087

SHORT-TERM INVESTMENTS - 0.30%
Repurchase Agreement 0.30%		1,721,000	0.30%

TOTAL SHORT-TERM INVESTMENTS (Cost $1,721,000)		$1,721,000

Total Investments (Short Term Government Income Trust) (Cost $576,358,752) - 99.93%		$583,642,254	99.93%
Other Assets And Liabilities, Net - 0.07%		423,951	0.07%

TOTAL NET ASSETS - 100.00%		$584,066,205	100.00%

Strategic Income Opportunities Trust

		Shares or		% of
		Principal		Net
		Amount	Value	Assets

FOREIGN GOVERNMENT
OBLIGATIONS - 21.19%
Argentina - 1.01%
Provincia de Buenos Aires
11.750%, 10/05/2015 (S)		$1,960,000	$2,048,200	0.45%
OTHER SECURITIES			2,569,818	0.56%

			4,618,018
Australia - 0.69%
New South Wales
Treasury Corp.
6.000%, 04/01/2016	AUD	2,105,000	2,323,644	0.51%
OTHER SECURITIES			837,966	0.18%

			3,161,610
Brazil - 0.47%
Federative Republic of Brazil
10.250%, 01/10/2028	BRL	3,100,000	2,165,124	0.47%

Canada - 2.36%
Canada Housing Trust No 1
4.600%, 09/15/2011 (S)		2,000,000	2,087,905	0.46%
Province of Ontario
6.250%, 06/16/2015	NZD	5,777,000	5,052,889	1.10%
OTHER SECURITIES			3,698,555	0.80%

			10,839,349
Indonesia - 1.81%
Republic of Indonesia
9.500%, 06/15/2015
to 07/15/2031	IDR	42,820,000,000	5,460,970	1.19%
OTHER SECURITIES			2,864,264	0.62%

			8,325,234
Malaysia - 0.47%
Government of Malaysia
3.835%, 08/12/2015	MYR	6,350,000	2,137,793	0.47%

Mexico - 0.46%
Government of Mexico
7.500%, 06/21/2012	MXN	24,107,200	2,112,562	0.46%

New Zealand - 1.39%
Government of New Zealand,
Series 1217
6.000%, 12/15/2017	NZD	7,160,000	6,370,912	1.39%

Norway - 1.21%
Government of Norway
5.000%, 05/15/2015	NOK	18,498,000	3,719,877	0.81%
OTHER SECURITIES			1,830,852	0.40%

			5,550,729
Peru - 0.07%			342,020	0.07%
Philippines - 1.96%
Republic of Philippines
5.875%, 12/16/2020	PHP	127,403,440	2,845,996	0.62%
Republic of Philippines
8.125%, 12/16/2035		230,634,520	5,374,117	1.17%
OTHER SECURITIES			759,605	0.17%

			8,979,718
Singapore - 1.81%
Republic of Singapore
1.375%, 10/01/2014	SGD	6,500,000	5,435,996	1.18%
OTHER SECURITIES			2,882,981	0.63%

			8,318,977
South Korea - 2.49%
Republic of Korea, Series 1212
4.250%, 12/10/2012	KRW	8,330,000,000	7,865,240	1.71%

The accompanying notes are an integral part of the financial statements.

29

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or		% of
		Principal		Net
		Amount	Value	Assets

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
South Korea (continued)
Republic of Korea, Series 1809
5.750%, 09/10/2018	KRW	2,890,000,000	$2,958,709	0.64%
OTHER SECURITIES			615,329	0.14%

			11,439,278
Sweden - 1.86%
Kingdom of Sweden
3.750%, 08/12/2017	SEK	21,250,000	3,543,011	0.77%
Kingdom of Sweden,
Series 1047
5.000%, 12/01/2020		17,300,000	3,198,607	0.70%
OTHER SECURITIES			1,778,143	0.39%

			8,519,761
Ukraine - 0.09%			396,150	0.09%
United Kingdom - 3.04%
Government of United Kingdom
3.750%, 09/07/2020	GBP	1,583,000	2,613,808	0.57%
Government of United Kingdom
4.750%, 03/07/2020		6,335,000	11,321,665	2.47%

			13,935,473

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $89,930,468)			$97,212,708

CORPORATE BONDS - 51.68%
Consumer Discretionary - 8.07%			37,049,081	8.07%
Consumer Staples - 2.74%
Viterra, Inc.
8.500%, 07/07/2014	CAD	5,210,000	5,807,196	1.27%
OTHER SECURITIES			6,747,704	1.47%

			12,554,900
Energy - 5.04%
Offshore Group
Investments, Ltd.
11.500%, 08/01/2015		$2,570,000	2,794,875	0.61%
OTHER SECURITIES			20,330,660	4.43%

			23,125,535
Financials - 17.78%
American International
Group, Inc. (8.175% to
05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		2,165,000	2,365,479	0.52%
CapitaMalls Asia Treasury, Ltd.
3.950%, 08/24/2017	SGD	3,250,000	2,736,173	0.60%
European Bank for
Reconstruction &
Development
9.250%, 09/10/2012	BRL	14,060,000	9,052,310	1.97%
European Investment Bank
5.375%, 05/20/2014	AUD	3,030,000	3,252,802	0.71%
General Electric Capital
Australia Funding Pty, Ltd.
6.500%, 11/15/2011		1,810,000	1,946,886	0.42%
General Electric Capital
Australia Funding Pty, Ltd.
7.000%, 10/08/2015		2,800,000	3,065,928	0.67%
General Electric Capital Corp.,
Series A
7.625%, 12/10/2014	NZD	4,415,000	3,951,974	0.86%
Inter-American Development
Bank, Series INTL
7.250%, 05/24/2012	NZD	4,665,000	$3,999,985	0.87%
Kreditanstalt fuer Wiederaufbau
4.000%, 12/15/2014	NOK	10,010,000	1,882,299	0.41%
Kreditanstalt fuer Wiederaufbau
5.750%, 05/13/2015	AUD	4,775,000	5,156,639	1.12%
Kreditanstalt fuer Wiederaufbau
7.000%, 10/22/2012	IDR	15,900,000,000	1,878,946	0.41%
M&I Marshall & Ilsley Bank
5.000%, 01/17/2017		$1,769,000	1,913,232	0.42%
Morgan Stanley
11.500%, 10/22/2020 (S)	BRL	2,922,000	1,909,743	0.42%
Realogy Corp.
11.500%, 04/15/2017		2,030,000	2,060,450	0.45%
Realogy Corp.
12.000%, 04/15/2017		2,103,315	2,082,282	0.45%
The Royal Bank of
Scotland PLC
1.871%, 03/31/2014 (P)		2,500,000	2,032,032	0.44%
OTHER SECURITIES			32,297,123	7.04%

			81,584,283
Health Care - 1.47%			6,753,669	1.47%
Industrials - 5.05%			23,177,112	5.05%
Information Technology - 1.08%			4,943,876	1.08%
Materials - 6.11%
American Pacific Corp.
9.000%, 02/01/2015		2,630,000	2,577,400	0.56%
NewPage Corp.
11.375%, 12/31/2014		2,005,000	1,869,663	0.41%
Rain CII Carbon LLC/CII
Carbon Corp.
8.000%, 12/01/2018 (S)		2,770,000	2,950,050	0.64%
OTHER SECURITIES			20,636,913	4.50%

			28,034,026
Telecommunication Services - 3.38%
Axtel SAB de CV
9.000%, 09/22/2019 (S)		2,125,000	2,075,063	0.45%
OTHER SECURITIES			13,441,191	2.93%

			15,516,254
Utilities - 0.96%			4,401,455	0.96%

TOTAL CORPORATE BONDS (Cost $224,338,976)			$237,140,191

CAPITAL PREFERRED SECURITIES - 1.37%
Financials - 1.37%			6,291,969	1.37%

TOTAL CAPITAL PREFERRED SECURITIES (Cost $6,121,891)			$6,291,969

CONVERTIBLE BONDS - 2.89%
Consumer Discretionary - 1.00%
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)		2,750,000	4,042,500	0.88%
OTHER SECURITIES			553,581	0.12%

			4,596,081
Consumer Staples - 0.09%			420,750	0.09%
Energy - 0.33%			1,516,469	0.33%
Financials - 0.47%			2,153,231	0.47%
Health Care - 0.27%			1,248,687	0.27%

The accompanying notes are an integral part of the financial statements.

30

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

CONVERTIBLE BONDS (continued)
Industrials - 0.34%		$1,570,823	0.34%
Materials - 0.04%		157,600	0.04%
Telecommunication Services - 0.35%		1,584,188	0.35%

TOTAL CONVERTIBLE BONDS (Cost $11,021,458)		$13,247,829

MUNICIPAL BONDS - 3.46%
California - 0.62%		2,826,030	0.62%
District of Columbia - 0.18%		839,222	0.18%
Florida - 0.26%		1,187,392	0.26%
Georgia - 0.17%		786,010	0.17%
Hawaii - 0.05%		246,940	0.05%
Illinois - 0.24%		1,118,459	0.24%
Massachusetts - 0.04%		182,617	0.04%
Michigan - 0.10%		456,578	0.10%
Nevada - 0.02%		71,512	0.02%
New Jersey - 0.19%		890,924	0.19%
New York - 0.32%		1,479,973	0.32%
Ohio - 0.40%		1,855,074	0.40%
Oklahoma - 0.17%		756,448	0.17%
Pennsylvania - 0.14%		646,029	0.14%
Texas - 0.35%		1,591,612	0.35%
Virginia - 0.17%		771,500	0.17%
Washington - 0.04%		194,713	0.04%

TOTAL MUNICIPAL BONDS (Cost $15,254,415)		$15,901,033

TERM LOANS (M) - 5.10%
Consumer Discretionary - 1.73%		7,922,123	1.73%
Consumer Staples - 0.09%		410,000	0.09%
Energy - 0.35%		1,585,000	0.35%
Financials - 0.12%		556,875	0.12%
Health Care - 0.65%		2,986,566	0.65%
Industrials - 0.93%
US Airways Group, Inc.
2.686%, 03/21/2014	2,086,970	1,886,099	0.41%
OTHER SECURITIES		2,362,409	0.52%

		4,248,508
Information Technology - 0.13%		602,559	0.13%
Materials - 0.22%		998,250	0.22%
Telecommunication Services - 0.69%		3,179,404	0.69%
Utilities - 0.19%		893,637	0.19%

TOTAL TERM LOANS (Cost $23,229,870)		$23,382,922

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.05%
Morgan Stanley Mortgage
Loan Trust, Series 2004-9,
Class 1A
5.914% 11/25/2034 (P)	2,477,771	2,386,599	0.52%
OTHER SECURITIES		16,218,141	3.53%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,562,895)		$18,604,740

Asset Backed Securities 0.62%		$2,828,630	0.62%

TOTAL ASSET BACKED SECURITIES (Cost $2,610,312)		$2,828,630

COMMON STOCKS - 2.87%
Consumer Discretionary - 0.83%
Charter
Communications, Inc.,
Class A (I)	65,436	3,550,557	0.77%
OTHER SECURITIES		255,348	0.06%

		3,805,905
Financials - 1.77%
Ares Capital Corp.	117,236	1,883,983	0.41%
Homburg Canada Real Estate
Investment Trust, Class A (I)	214,087	2,819,125	0.61%
OTHER SECURITIES		3,395,397	0.75%

		8,098,505
Health Care - 0.23%		1,068,974	0.23%
Telecommunication Services - 0.04%		189,092	0.04%

TOTAL COMMON STOCKS (Cost $12,547,140)		$13,162,476

PREFERRED SECURITIES - 3.74%
Consumer Discretionary - 0.26%		1,186,111	0.26%
Energy - 0.27%		1,240,944	0.27%
Financials - 2.99%
Bank of America Corp.,
Series L
7.250%,	3,500	3,504,200	0.76%
MetLife, Inc.
5.000%, 09/11/2013	36,643	3,020,482	0.66%
Wells Fargo & Company,
Series L
7.500%,	2,205	2,337,300	0.51%
OTHER SECURITIES		4,885,623	1.06%

		13,747,605
Utilities - 0.22%		1,002,902	0.22%

TOTAL PREFERRED SECURITIES (Cost $16,473,295)		$17,177,562

OPTIONS PURCHASED - 0.29%
Put Options - 0.29%		1,311,051	0.29%

TOTAL OPTIONS PURCHASED (Cost $2,443,200)		$1,311,051

SHORT-TERM INVESTMENTS - 0.01%
Repurchase Agreement - 0.01%		53,175	0.01%

TOTAL SHORT-TERM INVESTMENTS (Cost $53,175)		$53,175

Total Investments (Strategic Income Opportunities Trust) (Cost $417,587,095) - 97.27%		$446,314,286	97.27%
Other Assets And Liabilities, Net - 2.73%		12,518,192	2.73%

TOTAL NET ASSETS - 100.00%		$458,832,478	100.00%

The accompanying notes are an integral part of the financial statements.

31

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Trust

		Shares or		% of
		Principal		Net
		Amount	Value	Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 30.91%
Federal Home Loan Mortgage Corp. - 0.77%
4.500%, TBA		$19,000,000	$19,550,877	0.54%
OTHER SECURITIES			8,565,340	0.23%

			28,116,217
Federal National Mortgage Association - 25.28%
3.500%, 08/01/2013
to 03/01/2041		138,999,290	137,874,619	3.78%
4.000%, TBA		15,000,000	15,637,602	0.43%
4.000%, 09/01/2013
to 06/01/2041		76,955,368	78,115,704	2.14%
4.500%, TBA		264,000,000	273,268,717	7.50%
4.500%, 09/01/2013
to 05/01/2041		143,262,342	148,588,300	4.08%
5.000%, TBA		40,700,000	43,207,637	1.19%
5.500%, 01/01/2017
to 06/01/2040		76,715,367	83,287,985	2.28%
6.000%, TBA		9,900,000	10,875,021	0.30%
6.000%, 12/01/2016
to 01/01/2039		101,602,639	111,808,588	3.07%
OTHER SECURITIES			18,953,121	0.51%

			921,617,294
Government National Mortgage Association - 0.63%
3.500%, 11/15/2040
to 02/15/2041		21,956,048	21,317,593	0.58%
OTHER SECURITIES			1,648,893	0.05%

			22,966,486
Small Business Administration - 0.11%			4,155,372	0.11%
Treasury Inflation Protected Securities (D) - 1.33%
2.500%, 01/15/2029 (F)		18,956,311	22,007,102	0.60%
OTHER SECURITIES			26,331,045	0.73%

			48,338,147
U.S. Treasury Notes - 2.79%
0.750%, 06/15/2014		53,500,000	53,420,606	1.47%
1.500%, 06/30/2016		48,900,000	48,273,469	1.32%

			101,694,075

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,112,729,401)			$1,126,887,591

FOREIGN GOVERNMENT
OBLIGATIONS - 26.88%
Brazil - 0.05%			1,815,910	0.05%
Canada - 3.44%
Province of Ontario
4.200%, 06/02/2020	CAD	26,900,000	28,924,926	0.79%
Province of Ontario
4.700%, 06/02/2037		36,400,000	39,716,365	1.09%
OTHER SECURITIES			56,802,654	1.56%

			125,443,945
China - 0.02%			544,812	0.02%
France - 0.36%			13,120,683	0.36%
Germany - 0.02%			886,491	0.02%
Italy - 0.54%
Republic of Italy
2.100%, 09/15/2016
to 09/15/2021	EUR	10,773,736	15,004,911	0.41%
OTHER SECURITIES			4,823,832	0.13%

			19,828,743
Japan - 20.67%
Government of Japan
zero coupon 07/11/2011
to 09/05/2011 (Z)	JPY	60,670,000,000	$753,540,266	20.67%

			753,540,266
Mexico - 0.10%			3,703,230	0.10%
Panama - 0.02%			824,600	0.02%
Russia - 0.46%
Government of Russia
7.500%, 03/31/2030		$13,667,000	16,109,976	0.44%
OTHER SECURITIES			616,500	0.02%

			16,726,476
South Africa - 0.02%			553,750	0.02%
South Korea - 0.50%			18,183,306	0.50%
Spain - 0.53%			19,303,859	0.53%
Turkey - 0.15%			5,508,000	0.15%

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $960,498,480)			$979,984,071

CORPORATE BONDS - 26.53%
Consumer Discretionary - 1.00%
President and Fellows of
Harvard College
6.500%, 01/15/2039 (S)		21,300,000	25,757,025	0.71%
OTHER SECURITIES			10,814,708	0.29%

			36,571,733
Consumer Staples - 0.07%			2,509,207	0.07%
Energy - 1.40%			51,148,534	1.40%
Financials - 21.88%
Bank of America Corp.
6.500%, 08/01/2016		15,700,000	17,501,088	0.48%
Barclays Bank PLC
2.500%, 01/23/2013		20,000,000	20,364,840	0.56%
Citigroup, Inc.
5.500%, 08/27/2012
to 04/11/2013		14,700,000	15,552,968	0.43%
Dexia Credit Local
0.652%, 03/05/2013 (P)(S)		25,700,000	25,627,089	0.70%
FIH Erhvervsbank A/S
0.620%, 06/13/2013 (P)(S)		40,100,000	40,075,860	1.10%
General Electric Capital Corp.
(5.500% to 09/15/2017, then
3 month EURIBOR + 2.000%)
09/15/2067 (S)		12,700,000	17,127,718	0.47%
ING Bank NV
1.046%, 03/30/2012 (P)(S)		30,400,000	30,517,922	0.84%
Intesa Sanpaolo SpA
2.375%, 12/21/2012		21,100,000	21,261,225	0.58%
Lloyds TSB Bank PLC
(12.000% to 12/16/2024, then
3 month LIBOR + 11.750%)
12/16/2024 (Q)(S)		14,700,000	15,850,647	0.43%
Metropolitan Life Global
Funding I
0.683%, 07/13/2011 (P)(S)		19,900,000	19,901,970	0.55%
Morgan Stanley
1.426%, 01/16/2017		15,000,000	20,113,605	0.55%
Santander US Debt SA
Unipersonal
1.046%, 03/30/2012 (P)(S)		22,700,000	22,701,861	0.62%

The accompanying notes are an integral part of the financial statements.

32

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company,
Series K (7.980% to
03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)	$75,400,000	$81,432,000	2.23%
OTHER SECURITIES		449,616,796	12.34%

		797,645,589
Health Care - 0.23%		8,426,674	0.23%
Industrials - 0.52%		19,151,528	0.52%
Information Technology - 0.41%
Hewlett-Packard Company
0.534%, 05/24/2013 (P)	14,800,000	14,833,552	0.41%
Materials - 0.54%		19,627,205	0.54%
Telecommunication Services - 0.31%		11,211,352	0.31%
Utilities - 0.17%		6,137,494	0.17%

TOTAL CORPORATE BONDS (Cost $946,073,932)		$967,262,868

CAPITAL PREFERRED SECURITIES - 0.69%
Financials - 0.69%		25,077,435	0.69%

TOTAL CAPITAL PREFERRED SECURITIES (Cost $22,966,277)		$25,077,435

CONVERTIBLE BONDS - 0.50%
Energy - 0.50%
Transocean, Inc.
1.500%, 12/15/2037	18,400,000	18,377,000	0.50%

TOTAL CONVERTIBLE BONDS (Cost $17,129,663)		$18,377,000

MUNICIPAL BONDS - 2.98%
Alaska - 0.21%		7,770,600	0.21%
California - 0.79%		28,839,109	0.79%
Illinois - 0.46%		16,571,861	0.46%
Iowa - 0.20%		7,219,198	0.20%
Nebraska - 0.01%		522,535	0.01%
Nevada - 0.39%		14,126,156	0.39%
New Jersey - 0.40%
New Jersey State Turnpike
Authority 7.414%, 01/01/2040	12,000,000	14,588,040	0.40%
New York - 0.33%		11,843,965	0.33%
North Carolina - 0.09%		3,134,580	0.09%
Ohio - 0.09%		3,378,429	0.09%
Rhode Island - 0.01%		452,775	0.01%
Wisconsin - 0.00%		140,940	0.00%

TOTAL MUNICIPAL BONDS (Cost $102,305,839)		$108,588,188

Collateralized Mortgage
Obligations 6.27%		228,398,630	6.27%

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $230,750,508)		$228,398,630

ASSET BACKED SECURITIES - 2.53%
Citibank Omni Master Trust,
2.287%, 05/16/2016 (S)(P)	20,800,000	21,050,355	0.58%
Duane Street CLO,
0.518%, 11/08/2017 (S)(P)	38,038,719	36,998,094	1.01%
SLM Student Loan Trust,
1.774%, 04/25/2023 (P)	16,854,816	17,397,037	0.48%
OTHER SECURITIES		$16,736,515	0.46%

TOTAL ASSET BACKED SECURITIES (Cost $91,489,584)		$92,182,001

TERM LOANS (M) - 0.22%
Consumer Discretionary - 0.03%		1,153,403	0.03%
Financials - 0.19%		6,950,602	0.19%

TOTAL TERM LOANS (Cost $8,210,358)		$8,104,005

PREFERRED SECURITIES - 0.22%
Financials - 0.22%		8,036,351	0.22%

TOTAL PREFERRED SECURITIES (Cost $10,336,921)		$8,036,351

SHORT-TERM INVESTMENTS - 12.20%
Repurchase Agreement - 0.09%		3,457,000	0.09%
Short-Term Securities* - 12.11%
Banco Bradesco SA
1.570%, 08/26/2011	33,600,000	33,510,624	0.92%
Itau Unibanco Holdings SA
1.623%, 02/06/2012	23,600,000	23,365,896	0.64%
Kells Funding LLC
0.230%, 09/02/2011	17,300,000	17,293,037	0.47%
Kells Funding LLC
0.240%, 11/07/2011	19,800,000	19,782,972	0.54%
Kells Funding LLC
0.270%, 10/04/2011	37,000,000	36,973,638	1.01%
Kells Funding LLC
0.270%, 11/03/2011	25,200,000	25,176,375	0.69%
Kells Funding LLC
0.300%, 10/03/2011	19,100,000	19,085,038	0.52%
Straight A Funding LLC
0.170%, 08/04/2011	39,000,000	38,993,738	1.07%
OTHER SECURITIES		227,138,401	6.25%

		441,319,719

TOTAL SHORT-TERM INVESTMENTS (Cost $444,768,521)		$444,776,719

OPTIONS PURCHASED - 0.01%
Calls - 0.01%		280,521	0.01%

TOTAL OPTIONS PURCHASED (Cost $208,362)		$280,521

Total Investments (Total Return Trust)
(Cost $3,947,467,846) - 109.94%		$4,007,955,380	109.94%
Other Assets And Liabilities, Net - (9.94%)		(362,292,967)	(9.94)%

TOTAL NET ASSETS - 100.00%		$3,645,662,413	100.00%

SALE COMMITMENTS OUTSTANDING - (7.14)%

	Shares or
	Principle
	Amount	Value

Federal National Mortgage Association - (6.56)%
3.500%, TBA	(79,000,000)	$(80,362,821)	(2.20)%
3.500%, TBA	(60,000,000)	(57,301,368)	(1.57)%
4.000%, TBA	(36,000,000)	(37,464,149)	(1.03)%
4.000%, TBA	(50,000,000)	(49,941,790)	(1.37)%
OTHER SECURITIES		(13,920,101)	(0.39)%

		(238,990,229)

The accompanying notes are an integral part of the financial statements.

33

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)

	Shares or
	Principle
	Amount	Value

Government National Mortgage
Association - (0.58)%		$(21,319,877)	(0.58)%

		(21,319,877)

TOTAL SALE COMMITMENTS OUTSTANDING (Cost $(262,471,204))		$(260,310,106)

Ultra Short Term Bond Trust

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 43.74%

Federal Home Loan Mortgage Corp. - 19.11%
1.500%, 01/28/2014	$2,200,000	$2,201,694	2.84%
1.625%, 01/21/2014	3,200,000	3,202,285	4.13%
1.750%, 03/07/2014	2,000,000	2,004,883	2.58%
2.396%, 12/01/2035 (P)	965,985	1,007,289	1.30%
2.481%, 05/01/2034 (P)	1,022,453	1,070,783	1.38%
2.504%, 11/01/2036 (P)	833,941	871,086	1.12%
2.603%, 02/01/2036 (P)	832,885	868,811	1.12%
2.709%, 08/01/2035 (P)	947,460	994,322	1.28%
2.726%, 06/01/2035 (P)	896,817	947,523	1.22%
OTHER SECURITIES		1,657,486	2.14%

		14,826,162
Government National Mortgage
Association - 19.19%
1.500%, 01/07/2014	1,000,000	1,000,092	1.29%
1.550%, 08/12/2014	1,000,000	1,001,224	1.29%
1.625%, 03/21/2014	2,000,000	2,005,346	2.58%
1.650%, 05/09/2014	2,000,000	2,002,583	2.58%
1.700%, 02/25/2014	1,500,000	1,503,464	1.94%
1.800%, 06/02/2014	2,500,000	2,501,271	3.22%
2.040%, 02/01/2035 (P)	981,256	1,028,395	1.33%
2.549%, 07/01/2035 (P)	907,308	952,037	1.23%
2.583%, 05/01/2034 (P)	764,668	804,069	1.04%
2.500%, 08/20/2035 (P)	894,715	924,040	1.19%
2.625%, 08/20/2032 (P)	822,435	849,150	1.09%
OTHER SECURITIES		313,640	0.41%

		14,885,311
Federal Home Loan Bank - 5.44%
2.000%, 04/07/2014	2,000,000	2,009,492	2.59%
2.100%, 12/30/2013	2,200,000	2,209,248	2.85%

		4,218,740

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $33,996,077)		$33,930,213

CORPORATE BONDS - 33.97%

Consumer Discretionary - 1.18%		918,034	1.18%

Consumer Staples - 4.21%
Kraft Foods, Inc.
6.250%, 06/01/2012	700,000	734,863	0.95%
OTHER SECURITIES		2,528,822	3.26%

		3,263,685
Energy - 2.70%
Husky Energy, Inc.
6.250%, 06/15/2012	850,000	893,507	1.15%
OTHER SECURITIES		1,198,312	1.55%

		2,091,819
Financials - 16.97%
American Express Bank FSB
0.316%, 05/29/2012 (P)	$700,000	$698,367	0.90%
Duke Realty LP
5.875%, 08/15/2012	746,000	780,720	1.01%
ERAC USA Finance LLC
2.750%, 07/01/2013 (S)	700,000	714,001	0.92%
ING Bank NV
2.000%, 10/18/2013 (S)	700,000	697,586	0.90%
Merrill Lynch & Company, Inc.
5.450%, 02/05/2013	750,000	795,473	1.03%
Nationwide Financial Services, Inc.
6.250%, 11/15/2011	700,000	709,200	0.91%
The Bear Stearns Companies LLC
6.950%, 08/10/2012	750,000	800,624	1.03%
The Royal Bank of Scotland PLC
3.400%, 08/23/2013	800,000	818,432	1.05%
OTHER SECURITIES		7,155,092	9.22%

		13,169,495
Health Care - 2.34%
Express Scripts, Inc.
5.250%, 06/15/2012	1,000,000	1,040,376	1.34%
OTHER SECURITIES		772,338	1.00%

		1,812,714
Industrials - 0.34%		261,355	0.34%

Information Technology - 0.66%		512,040	0.66%

Materials - 1.01%
The Dow Chemical Company
4.850%, 08/15/2012	750,000	783,257	1.01%
Telecommunication Services - 3.87%
Cellco Partnership / Verizon
Wireless Capital LLC
5.250%, 02/01/2012	850,000	872,306	1.12%
COX Communications, Inc.
7.125%, 10/01/2012	892,000	956,584	1.23%
Telecom Italia Capital SA
6.200%, 07/18/2011	750,000	751,304	0.97%
OTHER SECURITIES		421,000	0.55%

		3,001,194
Utilities - 0.69%
NiSource Finance Corp.
6.150%, 03/01/2013	500,000	537,760	0.69%

TOTAL CORPORATE BONDS (Cost $26,288,666)		$26,351,353

ASSET BACKED SECURITIES - 19.47%
American Express Credit Account
Master Trust,
0.207%, 09/15/2014 (P)	750,000	749,618	0.97%
Bank of America Credit Card Trust,
0.207%, 03/15/2014 (P)	660,000	659,641	0.85%
Chase Issuance Trust,
1.737%, 04/15/2014 (P)	750,000	759,024	0.98%
Citibank Credit Card Issuance Trust,
0.536%, 08/20/2014 (P)	700,000	701,897	0.90%
Citibank Credit Card Issuance Trust,
1.937%, 03/17/2014 (P)	760,000	768,989	0.99%
Discover Card Master Trust,
1.487%, 12/15/2014 (P)	1,000,000	1,011,781	1.30%
Honda Auto Receivables
Owner Trust,
1.250%, 10/21/2013	1,569,217	1,576,430	2.03%
Merrill Auto Trust Securitization,
6.150%, 04/15/2015	677,057	689,735	0.89%

The accompanying notes are an integral part of the financial statements.

34

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or		% of
	Principal		Net
	Amount	Value	Assets

ASSET BACKED SECURITIES (continued)
National City Credit Card
Master Trust,
0.237%, 03/17/2014 (P)	$1,000,000	$996,474	1.28%
Nissan Auto Lease Trust,
2.070%, 01/15/2015	626,587	627,824	0.81%
Santander Drive Auto
Receivables Trust,
1.360%, 03/15/2013	575,127	576,309	0.74%
OTHER SECURITIES		5,990,365	7.73%

TOTAL ASSET BACKED SECURITIES (Cost $15,138,363)		$15,108,087

SHORT-TERM INVESTMENTS - 1.92%
Short-Term Securities* - 1.92%
Federal Home Loan Discount Notes,
0.0011%, 07/01/2011	1,000,000	1,000,000	1.29%
OTHER SECURITIES		489,223	0.63%

		1,489,223

TOTAL SHORT-TERM INVESTMENTS (Cost $1,489,223)		$1,489,223

Total Investments (Ultra Short Term Bond Trust)
(Cost $76,912,329) - 99.10%		$76,878,876	99.10%
Other Assets And Liabilities, Net - 0.90%		700,847	0.90%

TOTAL NET ASSETS - 100.00%		$77,579,723	100.00%

Footnotes
Percentages are stated as a percent of net assets.

Key to Currency Abbreviations

AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
EUR	- Euro
GBP	- British Pound
IDR	- Indonesian Rupiah
JPY	- Japanese Yen
KRW	- Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NZD	- New Zealand Dollar
NOK	- Norwegian Kroner
PHP	- Philippine Peso
SGD	- Singapore Dollar
SEK	- Swedish Krona
ZAR	- South African Rand

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
EURIBOR	- Euro Interbank Offered Rate
IO	- Interest Only (Interest Tranche of Stripped Mortgage Pool)
LIBOR	- London Interbank Offered Rate
PIK	- Paid In Kind
PO	- Principal-Only Security
TBA	- To Be Announced
(D)	Principal amount of security is adjusted for inflation.
(F)	All or portion of this security is held at a broker to meet the margin requirements for futures contracts.
(I)	Non-income producing security.
(J)	These securities are issued under the Temporary Liquidity Guarantee Program and are insured by the Federal Deposit Insurance Corporation until the earlier of the maturity date or 6-30-12.
(L)	All or a portion of the security is on loan as of June 30, 2011.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown is next call date.
(S)	The securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.
(Y)	The rate shown is the annualized seven-day yield as of June 30, 2011.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

35

John Hancock Variable Insurance Trust

Summary Portfolio of Investments — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Certain Portfolios had the following country concentration as a percentage of total net assets on 6-30-11:

High Yield Trust
United States	68.35%
Luxembourg	3.07%
Spain	2.28%
Netherlands	2.08%
Argentina	1.95%
United Kingdom	1.78%
Canada	1.60%
Brazil	1.54%
Indonesia	1.51%
Bermuda	1.33%
Other Countries	8.83%
Short-Term Investments & Other	5.68%

Real Return Bond Trust
United States	115.53%
Australia	12.31%
United Kingdom	5.87%
Japan	5.59%
Italy	3.50%
Netherlands	2.19%
Cayman Islands	2.06%
Spain	1.44%
Ireland	1.11%
Canada	1.00%
Other Countries	3.73%
Short-Term Investments & Other	(54.33%)

Strategic Income Opportunities Trust
United States	51.56%
Canada	5.17%
United Kingdom	4.15%
Singapore	3.52%
Australia	3.36%
South Korea	2.68%
Supranational	2.68%
Cayman Islands	2.62%
Germany	2.31%
New Zealand	2.26%
Indonesia	2.02%
Philippines	1.96%
Brazil	1.87%
Sweden	1.86%
Argentina	1.47%
Mexico	1.44%
Norway	1.21%
Other Countries	5.12%
Short-Term Investments & Other	2.74%

Total Return Trust
United States	56.91%
Japan	20.75%
Canada	3.57%
Cayman Islands	2.72%
United Kingdom	2.56%
France	1.95%
Spain	1.41%
Italy	1.27%
Denmark	1.10%
Netherlands	1.09%
Other Countries	4.41%
Short-Term Investments & Other	2.26%

The Portfolio had the following sector distribution as a percentage of total net assets on 6-30-11:

Global Bond Trust
Financials	39.71%
Foreign Government	23.24%
U.S. Government Agency	15.22%
Collateralized Mortgage Obligations	13.6%
Asset Backed Securities	3.60%
Municipal Bonds	3.24%
Consumer Discretionary	3.03%
Energy	1.41%
Industrials	1.10%
Consumer Staples	0.73%
Materials	0.44%
Telecommunication Services	0.44%
Utilities	0.36%
Information Technology	0.25%
Health Care	0.20%
Short-Term Investments & Other	(6.57)%

The accompanying notes are an integral part of the financial statements.

36

John Hancock Variable Insurance Trust
Statements of Assets and Liabilities — June 30, 2011 (Unaudited)

Assets	Active Bond Trust	Bond Trust	Bond PS Series	Core Bond Trust
Investments in unaffiliated issuers, at value	$1,414,039,950	$5,336,343,285	$24,596,293	$2,108,793,697
Investments in affiliated issuers, at value (Note 2)	8,804,270	93,189,258	—	7,094,963
Securities loaned, at value (Note 2)	8,626,111	91,353,092	—	6,960,270
Repurchase agreements, at value (Note 2)	1,599,000	—	—	—
Total investments, at value	1,433,069,331	5,520,885,635	24,596,293	2,122,848,930
Cash	8,684,720	22,115	416,907	—
Foreign currency, at value	9,886,469	—	—	—
Cash held at broker for futures contracts	68,175	1,772,550	23,513	—
Receivable for investments sold	13,025,360	30,142,193	10,804	52,143,772
Receivable for delayed delivery securities sold	11,588,976	—	—	637,091,687
Receivable for fund shares sold	884	—	65,269	—
Dividends and interest receivable	13,064,852	48,662,216	240,526	10,951,065
Receivable for securities lending income	4,137	44,218	—	13,491
Swap contracts, at value (Note 3)	299,174	—	—	—
Receivable for futures variation margin	42,680	729,717	8,031	—
Receivable due from adviser	—	—	177	—
Other assets	92,677	751	—	196
Total assets	1,489,827,435	5,602,259,395	25,361,520	2,823,049,141

Liabilities
Payable for investments purchased	53,930,324	47,518,497	86,172	53,326,579
Payable for delayed delivery securities purchased	99,030,531	56,571,877	—	875,363,878
Payable for forward foreign currency exchange contracts (Note 3)	2,872	—	—	—
Payable for fund shares repurchased	3,223,527	—	—	60,057
Payable upon return of securities loaned (Note 2)	8,802,371	93,185,932	—	7,101,250
Payable for sale commitments outstanding, at value (Note 2)	—	—	—	94,457,686
Payable to affiliates (Note 5)
Accounting and legal services fees	33,507	137,305	606	45,682
Trustees’ fees	698	1,116	—	785
Other liabilities and accrued expenses	115,817	249,665	15,073	280,247
Total liabilities	165,139,647	197,664,392	101,851	1,030,636,164

Net assets
Capital paid-in	$1,269,064,451	$5,185,630,323	$25,209,166	$1,672,641,377
Undistributed net investment income (loss)	47,661,436	118,920,028	92,146	34,931,068
Accumulated undistributed net realized gain (loss) on investments	(13,202,718)	42,142,373	72,135	71,012,939
Net unrealized appreciation (depreciation) on investments	21,164,619	57,902,279	(113,778)	13,827,593
Net assets	$1,324,687,788	$5,404,595,003	$25,259,669	$1,792,412,977
Investments in unaffiliated issuers, including repurchase agreements, at cost	$1,402,783,055	$5,368,596,789	$24,696,636	$2,102,039,436
Investments in affiliated issuers, at cost	$8,803,998	$93,188,484	—	$7,095,317
Foreign currency, at cost	$9,677,671	—	—	—
Proceeds received on sale commitments outstanding	—	—	—	$94,571,102
Net unamortized upfront payment on swaps	$689,317	—	—	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$73,240,299	—	—	$1,144,315
Shares outstanding	7,225,643	—	—	81,043
Net asset value, offering price and redemption price per share	$10.14	—	—	$14.12

Series II
Net assets	$341,828,655	—	$12,522,536	$10,597,289
Shares outstanding	33,704,654	—	1,000,000	751,538
Net asset value, offering price and redemption price per share	$10.14	—	$12.52	$14.10

Series NAV
Net assets	$909,618,834	$5,404,595,003	$12,737,133	$1,780,671,373
Shares outstanding	89,681,378	390,076,239	1,016,695	126,476,071
Net asset value, offering price and redemption price per share	$10.14	$13.86	$12.53	$14.08

36

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Assets and Liabilities — June 30, 2011 (Unaudited)

Assets	Global Bond Trust	High Yield Trust	Income Trust	Investment Quality Bond Trust
Investments in unaffiliated issuers, at value	$1,083,410,346	$235,882,063	$438,537,275	$390,072,932
Investments in affiliated issuers, at value (Note 2)	—	33,001	16,436,568	—
Securities loaned, at value (Note 2)	—	30,790	16,033,871	—
Repurchase agreements, at value (Note 2)	—	14,600,000	—	38,200,000
Total investments, at value	1,083,410,346	250,545,854	471,007,714	428,272,932
Cash	10,751,525	661,170	150,297	—
Foreign currency, at value	15,789,994	110,983	23,928	—
Receivable for investments sold	17,848,402	288,696	732,750	5,955,832
Receivable for forward foreign currency exchange contracts (Note 3)	4,821,052	12,130	—	200,117
Dividends and interest receivable	9,217,420	4,972,694	4,542,631	4,006,391
Receivable for securities lending income	—	6	4,600	—
Swap contracts, at value (Note 3)	4,239,090	—	—	1,369,949
Receivable for futures variation margin	—	55,094	—	—
Other assets	176,273	38	59	31
Total assets	1,146,254,102	256,646,665	476,461,979	439,805,252

Liabilities
Due to custodian	—	—	—	411,589
Payable for collateral held by Portfolio	2,830,000	—	—	—
Payable for investments purchased	18,092,066	6,174,826	16,786	3,834,471
Payable for delayed delivery securities purchased	101,906,250	—	—	45,374,578
Payable for forward foreign currency exchange contracts (Note 3)	6,278,169	103,674	—	342,996
Payable for fund shares repurchased	2,172,835	249,380	—	3,008,200
Payable upon return of securities loaned (Note 2)	—	33,000	16,435,802	—
Written options, at value (Note 3)	1,328,636	—	—	—
Swap contracts, at value (Note 3)	3,976,560	—	—	6,304,131
Payable for futures variation margin	2,994,983	—	—	46,164
Payable to affiliates (Note 5)
Accounting and legal services fees	25,381	6,695	11,612	9,616
Trustees’ fees	536	2,262	176	191
Other liabilities and accrued expenses	168,538	117,125	49,592	58,130
Total liabilities	139,773,954	6,686,962	16,513,968	59,390,066

Net assets
Capital paid-in	$973,042,743	$591,262,422	$503,372,199	$367,270,977
Undistributed net investment income (loss)	38,508,567	13,308,743	17,276,906	12,003,887
Accumulated undistributed net realized gain (loss) on investments	(22,050,875)	(336,192,156)	(67,104,155)	(17,293,162)
Net unrealized appreciation (depreciation) on investments	16,979,713	(18,419,306)	6,403,061	18,433,484
Net assets	$1,006,480,148	$249,959,703	$459,948,011	$380,415,186
Investments in unaffiliated issuers, including repurchase agreements, at cost	$1,065,476,669	$268,623,067	$448,171,916	$409,393,988
Investments in affiliated issuers, at cost	—	$33,000	$16,436,083	—
Foreign currency, at cost	$15,721,595	$106,509	$23,817	—
Premiums received on written options	$2,126,461	—	—	—
Net unamortized upfront payment on swaps	$935,363	—	—	($4,807,188)

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$85,927,986	$76,481,956	—	$216,567,162
Shares outstanding	6,348,774	12,222,691	—	18,552,125
Net asset value, offering price and redemption price per share	$13.53	$6.26	—	$11.67

Series II
Net assets	$190,652,947	$80,879,733	—	$147,323,069
Shares outstanding	14,191,892	12,768,762	—	12,623,002
Net asset value, offering price and redemption price per share	$13.43	$6.33	—	$11.67

Series NAV
Net assets	$729,899,215	$92,598,014	$459,948,011	$16,524,955
Shares outstanding	54,099,459	14,926,387	41,175,914	1,419,147
Net asset value, offering price and redemption price per share	$13.49	$6.20	$11.17	$11.64

37

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Assets and Liabilities — June 30, 2011 (Unaudited)

Assets	Money Market Trust	Money Market Trust B	New Income Trust	Real Return Bond Trust
Investments in unaffiliated issuers, at value	$3,624,406,972	$581,734,720	$2,887,195,479	$192,545,852
Investments in affiliated issuers, at value (Note 2)	—	—	33,379,693	—
Securities loaned, at value (Note 2)	—	—	32,718,785	—
Repurchase agreements, at value (Note 2)	—	—	2,428,828	3,926,000
Total investments, at value	3,624,406,972	581,734,720	2,955,722,785	196,471,852
Cash	74,884,623	14,982,137	788	185
Foreign currency, at value	—	—	870,908	98,083
Cash held at broker for future contracts	—	—	—	2,000
Receivable for investments sold	—	—	22,377,445	—
Receivable for forward foreign currency exchange contracts (Note 3)	—	—	2,632,568	251,530
Receivable for fund shares sold	—	—	—	31,373
Dividends and interest receivable	846,769	145,130	21,670,794	689,799
Receivable for securities lending income	—	—	4,923	—
Swap contracts, at value (Note 3)	—	—	—	499,915
Receivable for futures variation margin	—	—	791,469	7,797
Receivable due from adviser	29,968	28,083	—	—
Other assets	270	54	351	206,775
Total assets	3,700,168,602	596,890,124	3,004,072,031	198,259,309

Liabilities
Payable for collateral held by Portfolio	—	—	—	220,000
Payable for investments purchased	74,876,771	14,975,354	11,117,304	12,320
Payable for delayed delivery securities purchased	—	—	—	72,615,689
Payable for forward foreign currency exchange contracts (Note 3)	—	—	5,378,661	289,407
Payable for fund shares repurchased	13,257,521	3,954,219	—	1,615
Payable upon return of securities loaned (Note 2)	—	—	33,374,890	—
Written options, at value (Note 3)	—	—	—	249,456
Swap contracts, at value (Note 3)	—	—	—	381,627
Payable to affiliates (Note 5)
Accounting and legal services fees	88,235	14,373	74,881	3,129
Trustees’ fees	3,492	574	1,293	574
Other liabilities and accrued expenses	184,475	39,644	168,586	56,903
Total liabilities	88,410,494	18,984,164	50,115,615	73,830,720

Net assets
Capital paid-in	$3,608,657,342	$577,371,899	$2,803,168,651	$165,164,259
Undistributed net investment income (loss)	—	—	78,548,568	4,076,492
Accumulated undistributed net realized gain (loss) on investments	3,100,766	534,061	1,020,223	(46,952,767)
Net unrealized appreciation (depreciation) on investments	—	—	71,218,974	2,140,605
Net assets	$3,611,758,108	$577,905,960	$2,953,956,416	$124,428,589
Investments in unaffiliated issuers, including repurchase agreements, at cost	$3,624,406,972	$581,734,720	$2,847,333,918	$193,291,010
Investments in affiliated issuers, at cost	—	—	$33,378,872	—
Foreign currency, at cost	—	—	$861,637	$98,794
Premiums received on written options	—	—	—	$380,059
Net unamortized upfront payment on swaps	—	—	—	$253,304

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$2,760,616,077	—	—	$9,714,309
Shares outstanding	2,758,321,020	—	—	792,962
Net asset value, offering price and redemption price per share	$1.00	—	—	$12.25

Series II
Net assets	$851,142,031	—	—	$79,397,226
Shares outstanding	850,336,340	—	—	6,559,724
Net asset value, offering price and redemption price per share	$1.00	—	—	$12.10

Series NAV
Net assets	—	$577,905,960	$2,953,956,416	$35,317,054
Shares outstanding	—	577,371,893	215,973,500	2,919,223
Net asset value, offering price and redemption price per share	—	$1.00	$13.68	$12.10

38

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Assets and Liabilities — June 30, 2011 (Unaudited)

Assets	Short Term Government Income Trust	Strategic Income Opportunities Trust	Total Return Trust	Ultra Short Term Bond Trust
Investments in unaffiliated issuers, at value	$570,728,974	$446,314,286	$4,007,955,380	$76,878,876
Investments in affiliated issuers, at value (Note 2)	5,650,087	—	—	—
Securities loaned, at value (Note 2)	5,542,193	—	—	—
Repurchase agreements, at value (Note 2)	1,721,000	—	—	—
Total investments, at value	583,642,254	446,314,286	4,007,955,380	76,878,876
Cash	2,403,772	8,268,817	900	1,897,836
Foreign currency, at value	—	750,324	1,874,658	—
Cash held at broker for futures contracts	—	788,700	—	—
Receivable for investments sold	14,826,951	1,844,288	580,611	—
Receivable for delayed delivery securities sold	1,206,124	—	298,324,109	—
Receivable for forward foreign currency exchange contracts (Note 3)	—	3,121,287	11,158,136	—
Receivable for fund shares sold	56,098	340,450	—	200,829
Dividends and interest receivable	2,269,211	7,567,249	18,341,203	517,292
Receivable for securities lending income	2,169	—	—	—
Swap contracts, at value (Note 3)	—	—	20,254,013	—
Receivable for futures variation margin	—	246,466	1,395,240	—
Other assets	94	10	330	18
Total assets	604,406,673	469,241,877	4,359,884,580	79,494,851

Liabilities
Payable for collateral held by Portfolio	—	—	14,640,000	—
Payable for investments purchased	13,417,730	7,467,349	19,415,930	1,875,365
Payable for delayed delivery securities purchased	1,163,744	—	380,432,477	—
Payable for forward foreign currency exchange contracts (Note 3)	—	1,915,843	18,159,136	—
Payable for fund shares repurchased	29,186	522,159	1,405,600	—
Payable upon return of securities loaned (Note 2)	5,653,410	—	—	—
Written options, at value (Note 3)	—	396,836	7,709,345	—
Payable for sale commitments outstanding, at value (Note 2)	—	—	260,310,106	—
Swap contracts, at value (Note 3)	—	—	11,742,595	—
Payable to affiliates (Note 5)
Accounting and legal services fees	14,660	11,240	91,699	1,860
Trustees’ fees	1,492	1,308	1,955	—
Investment management fees	—	—	—	107
Other liabilities and accrued expenses	60,246	94,664	313,324	37,796
Total liabilities	20,340,468	10,409,399	714,222,167	1,915,128

Net assets
Capital paid-in	$634,897,455	$469,428,089	$3,337,772,558	$78,028,779
Undistributed net investment income (loss)	6,221,864	35,872,249	113,512,108	134,057
Accumulated undistributed net realized gain (loss) on investments	(64,336,616)	(76,043,238)	117,890,947	(549,660)
Net unrealized appreciation (depreciation) on investments	7,283,502	29,575,378	76,486,800	(33,453)
Net assets	$584,066,205	$458,832,478	$3,645,662,413	$77,579,723
Investments in unaffiliated issuers, including repurchase agreements, at cost	$570,709,516	$417,587,095	$3,947,467,846	$76,912,329
Investments in affiliated issuers, at cost	$5,649,236	—	—	—
Foreign currency, at cost	—	$738,354	$1,892,636	—
Proceeds received on sale commitments outstanding	—	—	$262,471,203	—
Premiums received on written options	—	$261,017	$12,023,975	—
Net unamortized upfront payment on swaps	—	—	$5,895,506	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$95,408,960	$346,477,250	$298,868,869	$1,853,845
Shares outstanding	7,281,070	23,313,395	20,114,983	149,607
Net asset value, offering price and redemption price per share	$13.10	$14.86	$14.86	$12.39

Series II
Net assets	$71,397,645	$87,246,878	$332,011,070	$73,693,351
Shares outstanding	5,450,324	5,865,166	22,385,213	5,952,994
Net asset value, offering price and redemption price per share	$13.10	$14.88	$14.83	$12.38

Series NAV
Net assets	$417,259,600	$25,108,350	$3,014,782,474	$2,032,527
Shares outstanding	31,840,355	1,692,680	203,563,079	163,990
Net asset value, offering price and redemption price per share	$13.10	$14.83	$14.81	$12.39

39

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
 Statements of Operations — June 30, 2011 (Unaudited)

Investment income	Active Bond Trust	Bond Trust	Bond PS Series[1]	Core Bond Trust
Interest	$39,915,957	$98,263,838	$132,278	$30,011,356
Dividends	164,343	—	—	—
Securities lending	8,851	269,262	—	53,802
Total investment income	40,089,151	98,533,100	132,278	30,065,158

Expenses
Investment management fees (Note 5)	4,004,352	15,444,873	28,310	5,301,544
Series I distribution and service fees (Note 5)	18,739	—	—	263
Series II distribution and service fees (Note 5)	443,460	—	5,432	15,010
Accounting and legal services fees (Note 5)	91,195	362,467	624	122,949
Professional fees	26,156	57,050	11,694	27,967
Printing and postage	9,118	33,513	49	14,380
Custodian fees	81,852	353,533	2,079	113,512
Trustees’ fees (Note 5)	11,683	45,916	96	15,736
Registration and filing fees	2,523	6,411	182	3,021
Other	12,522	29,388	2,654	13,156
Total expenses before reductions and amounts recaptured	4,701,600	16,333,151	51,120	5,627,538
Net expense reductions and amounts recaptured (Note 5)	(18,267)	(73,883)	(10,988)	(24,786)
Total expenses	4,683,333	16,259,268	40,132	5,602,752
Net investment income (loss)	35,405,818	82,273,832	92,146	24,462,406

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	4,058,665	16,608,263	72,135	25,194,422
Investments in affiliated issuers	2,286	32,358	—	(2,881)
Futures contracts	(72,524)	(4,010,112)	—	—
Swap contracts	(45,555)	—	—	—
Foreign currency transactions	299,936	—	—	—
	4,242,808	12,630,509	72,135	25,191,541

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	18,848,863	58,563,519	(100,343)	8,820,819
Investments in affiliated issuers	272	(9,130)	—	(369)
Futures contracts	(152,608)	(1,375,355)	(13,435)	—
Swap contracts	(390,143)	—	—	—
Translation of assets and liabilities in foreign currencies	312,867	—	—	—
	18,619,251	57,179,034	(113,778)	8,820,450
Net realized and unrealized gain (loss)	22,862,059	69,809,543	(41,643)	34,011,991

Increase (decrease) in net assets from operations	$58,267,877	$152,083,375	$50,503	$58,474,397

1  Period from 4-28-11 (inception date) to 6-30-11.

40

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
 Statements of Operations — June 30, 2011 (Unaudited)

Investment income	Global Bond Trust	High Yield Trust	Income Trust	Investment Quality Bond Trust
Interest	$16,626,240	$9,947,523	$10,547,146	$8,943,348
Dividends	11,916	388,108	4,699,983	—
Securities lending	—	8	31,306	—
Less foreign taxes withheld	(129)	(5,059)	(60,531)	—
Total investment income	16,638,027	10,330,580	15,217,904	8,943,348

Expenses
Investment management fees (Note 5)	3,536,162	890,658	1,869,620	1,099,509
Series I distribution and service fees (Note 5)	21,698	21,451	—	52,712
Series II distribution and service fees (Note 5)	237,227	116,638	—	189,253
Accounting and legal services fees (Note 5)	68,532	18,007	31,414	25,845
Professional fees	35,250	19,011	19,367	25,981
Printing and postage	8,980	3,359	3,032	3,528
Custodian fees	203,141	8,778	46,646	31,918
Trustees’ fees (Note 5)	8,842	2,232	4,067	3,302
Registration and filing fees	3,039	2,436	1,817	2,506
Other	8,685	11,196	5,900	4,782
Total expenses before reductions and amounts recaptured	4,131,556	1,093,766	1,981,863	1,439,336
Net expense reductions and amounts recaptured (Note 5)	(13,829)	(3,627)	(6,385)	(5,194)
Total expenses	4,117,727	1,090,139	1,975,478	1,434,142
Net investment income (loss)	12,520,300	9,240,441	13,242,426	7,509,206

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(1,139,502)	(3,917,854)	3,864,140	6,276,905
Investments in affiliated issuers	—	—	909	—
Futures contracts	(847,834)	(192,836)	—	137,480
Written options	1,837,603	—	—	—
Swap contracts	(888,576)	—	—	(131,264)
Foreign currency transactions	26,238,253	(338,502)	9,273	(555,526)
	25,199,944	(4,449,192)	3,874,322	5,727,595

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	19,450,011	9,775,356	8,822,248	(361,362)
Investments in affiliated issuers	—	1	117	—
Futures contracts	561,730	(486,977)	—	(701,689)
Written options	1,156,656	—	—	—
Swap contracts	(1,072,491)	—	—	30,408
Translation of assets and liabilities in foreign currencies	(10,482,673)	(13,680)	4,746	140,412
	9,613,233	9,274,700	8,827,111	(892,231)
Net realized and unrealized gain (loss)	34,813,177	4,825,508	12,701,433	4,835,364

Increase (decrease) in net assets from operations	$47,333,477	$14,065,949	$25,943,859	$12,344,570

41

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
 Statements of Operations — June 30, 2011 (Unaudited)

Investment income	Money Market Trust	Money Market Trust B	New Income Trust	Real Return Bond Trust
Interest	$3,305,516	$578,341	$56,796,229	$2,114,381
Dividends	—	—	—	22,500
Securities lending	—	—	39,395	—
Less foreign taxes withheld	—	—	—	(635)
Total investment income	3,305,516	578,341	56,835,624	2,136,246

Expenses
Investment management fees (Note 5)	8,500,535	1,464,161	9,058,428	436,203
Series I distribution and service fees (Note 5)	688,711	—	—	2,245
Series II distribution and service fees (Note 5)	1,038,443	—	—	102,389
Accounting and legal services fees (Note 5)	244,403	40,130	199,081	8,480
Professional fees	13,112	11,317	44,523	29,521
Printing and postage	32,536	5,231	18,066	—
Custodian fees	70,564	8,095	234,378	—
Trustees’ fees (Note 5)	32,369	5,343	25,735	1,052
Registration and filing fees	6,938	6,157	4,301	1,897
Other	30,341	5,530	19,999	1,514
Total expenses before reductions and amounts recaptured	10,657,952	1,545,964	9,604,511	583,301
Net expense reductions and amounts recaptured (Note 5)	(7,352,436)	(967,623)	(256,153)	(1,706)
Total expenses	3,305,516	578,341	9,348,358	581,595
Net investment income (loss)	—	—	47,487,266	1,554,651

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	82,747	20,898	6,162,721	(1,151,341)
Investments in affiliated issuers	—	—	4,585	—
Futures contracts	—	—	(4,813,482)	(11,241)
Written options	—	—	—	70,605
Swap contracts	—	—	—	134,497
Foreign currency transactions	—	—	(1,563,821)	(596,004)
	82,747	20,898	(209,997)	(1,553,484)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	—	—	23,525,392	5,709,681
Investments in affiliated issuers	—	—	569	—
Futures contracts	—	—	(1,059,860)	38,997
Written options	—	—	—	231,124
Swap contracts	—	—	—	(294,086)
Translation of assets and liabilities in foreign currencies	—	—	7,240	1,152,619
	—	—	22,473,341	6,838,335
Net realized and unrealized gain (loss)	82,747	20,898	22,263,344	5,284,851

Increase (decrease) in net assets from operations	$82,747	$20,898	$69,750,610	$6,839,502

42

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
 Statements of Operations — June 30, 2011 (Unaudited)

Investment income	Short Term Government Income Trust	Strategic Income Opportunities Trust	Total Return Trust	Ultra Short Term Bond Trust
Interest	$5,576,365	$16,293,472	$47,376,128	$455,658
Dividends	—	779,412	31,741	—
Securities lending	7,948	—	—	—
Less foreign taxes withheld	—	(148,166)	(1,440)	—
Total investment income	5,584,313	16,924,718	47,406,429	455,658

Expenses
Investment management fees (Note 5)	1,639,505	1,437,003	12,373,950	188,661
Series I distribution and service fees (Note 5)	24,747	80,798	76,971	443
Series II distribution and service fees (Note 5)	92,391	110,935	406,523	81,897
Accounting and legal services fees (Note 5)	39,873	29,217	248,032	4,636
Professional fees	25,773	33,988	49,872	20,182
Printing and postage	5,355	—	28,986	647
Custodian fees	38,605	89,436	411,062	6,348
Trustees’ fees (Note 5)	4,845	3,410	31,920	548
Registration and filing fees	3,509	2,000	6,081	6,163
Other	12,028	7,536	27,528	1,656
Total expenses before reductions and amounts recaptured	1,886,631	1,794,323	13,660,925	311,181
Net expense reductions and amounts recaptured (Note 5)	(8,051)	(5,966)	(49,882)	10,420
Total expenses	1,878,580	1,788,357	13,611,043	321,601
Net investment income (loss)	3,705,733	15,136,361	33,795,386	134,057

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	878,711	3,839,322	(13,192,384)	(125,076)
Investments in affiliated issuers	369	—	—	—
Futures contracts	—	(2,127,774)	352,340	—
Written options	—	605,283	1,624,327	—
Swap contracts	—	—	4,785,489	—
Foreign currency transactions	—	1,465,586	12,164,588	—
	879,080	3,782,417	5,734,360	(125,076)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	3,723,533	4,613,332	56,108,167	83,305
Investments in affiliated issuers	827	—	—	—
Futures contracts	—	(303,717)	17,579,055	—
Written options	—	(135,819)	8,899,535	—
Swap contracts	—	—	(9,191,841)	—
Translation of assets and liabilities in foreign currencies	—	2,917,625	(11,736,827)	—
	3,724,360	7,091,421	61,658,089	83,305
Net realized and unrealized gain (loss)	4,603,440	10,873,838	67,392,449	(41,771)

Increase (decrease) in net assets from operations	$8,309,173	$26,010,199	$101,187,835	$92,286

43

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
 Statements of Changes in Net Assets

	Active Bond Trust		Bond Trust		Bond PS Series
Increase (decrease) in net assets	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Period ended 6/30/11[1] (Unaudited)
From operations
Net investment income (loss)	$35,405,818	$84,208,297	$82,273,832	$100,689,993	$92,146
Net realized gain (loss)	4,242,808	35,191,524	12,630,509	54,780,897	72,135
Change in net unrealized appreciation (depreciation)	18,619,251	75,557,353	57,179,034	6,702,949	(113,778)
Increase (decrease) in net assets resulting from operations	58,267,877	194,957,174	152,083,375	162,173,839	50,503
Distributions to shareholders
From net investment income
Series I	—	(5,682,296)	—	—	—
Series II	—	(24,752,427)	—	—	—
Series NAV	—	(67,693,615)	—	(94,905,415)	—
From net realized gain
Series NAV	—	—	—	(996,364)	—
Total distributions	—	(98,128,338)	—	(95,901,779)	—
From Portfolio share transactions (Note 6)	(76,424,226)	(543,858,725)	(116,591,026)	3,874,034,167	25,209,166
Total increase (decrease)	(18,156,349)	(447,029,889)	35,492,349	3,940,306,227	25,259,669

Net assets
Beginning of period	1,342,844,137	1,789,874,026	5,369,102,654	1,428,796,427	—
End of period	$1,324,687,788	$1,342,844,137	$5,404,595,003	$5,369,102,654	$25,259,669

Undistributed net investment income (loss)	$47,661,436	$12,255,618	$118,920,028	$36,646,196	$92,146

	Core Bond Trust		Global Bond Trust		High Yield Trust
Increase (decrease) in net assets	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10
From operations
Net investment income (loss)	$24,462,406	$39,854,387	$12,520,300	$24,319,347	$9,240,441	$90,337,653
Net realized gain (loss)	25,191,541	62,080,524	25,199,944	32,660,998	(4,449,192)	97,162,508
Change in net unrealized appreciation (depreciation)	8,820,450	(9,157,679)	9,613,233	39,028,002	9,274,700	(58,197,763)
Increase (decrease) in net assets resulting from operations	58,474,397	92,777,232	47,333,477	96,008,347	14,065,949	129,302,398
Distributions to shareholders
From net investment income
Series I	—	(36,468)	—	(3,193,279)	—	(30,872,755)
Series II	—	(342,337)	—	(6,177,965)	—	(32,405,379)
Series NAV	—	(48,265,613)	—	(26,000,430)	—	(64,947,250)
From net realized gain
Series I	—	(11,942)	—	—	—	—
Series II	—	(127,707)	—	—	—	—
Series NAV	—	(13,157,284)	—	—	—	—
Total distributions	—	(61,941,351)	—	(35,371,674)	—	(128,225,384)
From Portfolio share transactions (Note 6)	(88,695,460)	691,848,233	(75,150,522)	35,683,182	(22,973,352)	(1,628,317,205)
Total increase (decrease)	(30,221,063)	722,684,114	(27,817,045)	96,319,855	(8,907,403)	(1,627,240,191)

Net assets
Beginning of period	1,822,634,040	1,099,949,926	1,034,297,193	937,977,338	258,867,106	1,886,107,297
End of period	$1,792,412,977	$1,822,634,040	$1,006,480,148	$1,034,297,193	$249,959,703	$258,867,106

Undistributed net investment income (loss)	$34,931,068	$10,468,662	$38,508,567	$25,988,267	$13,308,743	$4,068,302

1  Period from 4-28-11 (inception date) to 6-30-11.

44

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
 Statements of Changes in Net Assets

	Income Trust		Investment Quality Bond Trust		Money Market Trust
Increase (decrease) in net assets	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10
From operations
Net investment income (loss)	$13,242,426	$27,981,865	$7,509,206	$16,952,827	—	—
Net realized gain (loss)	3,874,322	(3,790,756)	5,727,595	7,638,985	$82,747	$3,034,516
Change in net unrealized appreciation (depreciation)	8,827,111	29,119,925	(892,231)	4,258,558	—	—
Increase (decrease) in net assets resulting from operations	25,943,859	53,311,034	12,344,570	28,850,370	82,747	3,034,516
Distributions to shareholders
From net investment income
Series I	—	—	—	(10,341,131)	—	—
Series II	—	—	—	(7,667,100)	—	—
Series NAV	—	(32,722,265)	—	(928,359)	—	—
From net realized gain
Series I	—	—	—	—	—	(32,050)
Series II	—	—	—	—	—	(11,550)
Total distributions	—	(32,722,265)	—	(18,936,590)	—	(43,600)
From Portfolio share transactions (Note 6)	(29,771,959)	(26,164,249)	(12,303,283)	(60,831,722)	(163,703,617)	(831,055,310)
Total increase (decrease)	(3,828,100)	(5,575,480)	41,287	(50,917,942)	(163,620,870)	(828,064,394)

Net assets
Beginning of period	463,776,111	469,351,591	380,373,899	431,291,841	3,775,378,978	4,603,443,372
End of period	$459,948,011	$463,776,111	$380,415,186	$380,373,899	$3,611,758,108	$3,775,378,978

Undistributed net investment income (loss)	$17,276,906	$4,034,480	$12,003,887	$4,494,681	—	—

	Money Market Trust B		New Income Trust		Real Return Bond Trust
Increase (decrease) in net assets	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10
From operations
Net investment income (loss)	—	$319,190	$47,487,266	$78,560,250	$1,554,651	$2,134,332
Net realized gain (loss)	$20,898	513,163	(209,997)	71,603,351	(1,553,484)	10,614,074
Change in net unrealized appreciation (depreciation)	—	—	22,473,341	3,411,521	6,838,335	2,978,362
Increase (decrease) in net assets resulting from operations	20,898	832,353	69,750,610	153,575,122	6,839,502	15,726,768
Distributions to shareholders
From net investment income
Series I	—	—	—	—	—	(1,076,305)
Series II	—	—	—	—	—	(9,930,710)
Series NAV	—	(319,190)	—	(77,128,851)	—	(3,635,150)
Total distributions	—	(319,190)	—	(77,128,851)	—	(14,642,165)
From Portfolio share transactions (Note 6)	(35,495,435)	(49,610,300)	(95,001,610)	1,069,197,383	(8,610,147)	(273,427,311)
Total increase (decrease)	(35,474,537)	(49,097,137)	(25,251,000)	1,145,643,654	(1,770,645)	(272,342,708)

Net assets
Beginning of period	613,380,497	662,477,634	2,979,207,416	1,833,563,762	126,199,234	398,541,942
End of period	$577,905,960	$613,380,497	$2,953,956,416	$2,979,207,416	$124,428,589	$126,199,234

Undistributed net investment income (loss)	—	—	$78,548,568	$31,061,302	$4,076,492	$2,521,841

45

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
 Statements of Changes in Net Assets

	Short Term Government Income Trust		Strategic Income Opportunities Trust
Increase (decrease) in net assets	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10
From operations
Net investment income (loss)	$3,705,733	$5,882,547	$15,136,361	$35,024,963
Net realized gain (loss)	879,080	5,844,159	3,782,417	27,973,144
Change in net unrealized appreciation (depreciation)	3,724,360	1,981,640	7,091,421	(4,493,663)
Increase (decrease) in net assets resulting from operations	8,309,173	13,708,346	26,010,199	58,504,444
Distributions to shareholders
From net investment income
Series I	—	(1,602,206)	—	(25,082,602)
Series II	—	(1,121,639)	—	(6,640,204)
Series NAV	—	(6,375,953)	—	(6,085,831)
From net realized gain
Series I	—	(26,186)	—	—
Series II	—	(21,439)	—	—
Series NAV	—	(89,079)	—	—
Total distributions	—	(9,236,502)	—	(37,808,637)
From Portfolio share transactions (Note 6)	(30,260,028)	441,444,053	11,577,272	(144,881,703)
Total increase (decrease)	(21,950,855)	445,915,897	37,587,471	(124,185,896)

Net assets
Beginning of period	606,017,060	160,101,163	421,245,007	545,430,903
End of period	$584,066,205	$606,017,060	$458,832,478	$421,245,007

Undistributed net investment income (loss)	$6,221,864	$2,516,131	$35,872,249	$20,735,888

	Total Return Trust		Ultra Short Term Bond Trust
Increase (decrease) in net assets	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Period ended 12/31/10[1]
From operations
Net investment income (loss)	$33,795,386	$69,367,249	$134,057	$97,840
Net realized gain (loss)	5,734,360	165,504,118	(125,076)	(35,198)
Change in net unrealized appreciation (depreciation)	61,658,089	24,603,676	83,305	(116,758)
Increase (decrease) in net assets resulting from operations	101,187,835	259,475,043	92,286	(54,116)
Distributions to shareholders
From net investment income
Series I	—	(8,293,738)	—	(15,700)
Series II	—	(7,836,279)	—	(524,448)
Series NAV	—	(70,163,774)	—	(9,863)
From net realized gain
Series I	—	(6,068,748)	—	—
Series II	—	(6,334,669)	—	—
Series NAV	—	(47,588,370)	—	—
Total distributions	—	(146,285,578)	—	(550,011)
From Portfolio share transactions (Note 6)	(161,737,806)	319,117,400	15,407,250	62,684,314
Total increase (decrease)	(60,549,971)	432,306,865	15,499,536	62,080,187

Net assets
Beginning of period	3,706,212,384	3,273,905,519	62,080,187	—
End of period	$3,645,662,413	$3,706,212,384	$77,579,723	$62,080,187

Undistributed net investment income (loss)	$113,512,108	$79,716,722	$134,057	—

1  Period from 7-29-10 (inception date) to 12-31-10.

46

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
 Financial Highlights

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)		From capital paid-in ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Active Bond Trust
SERIES I
06-30-2011[1]	9.71	0.26	[2]	0.17	0.43	—	—		—	—	10.14	4.43	[3,4]	0.68	[5]	0.68	[5]	5.32	[5]	73	45	[6]
12-31-2010	9.20	0.56	[2]	0.70	1.26	(0.75)	—		—	(0.75)	9.71	13.85		0.69		0.69		5.68		77	53	[6]
12-31-2009	7.91	0.56	[2]	1.38	1.94	(0.65)	—		—	(0.65)	9.20	24.80	[3]	0.68		0.68		6.33		83	78	[6]
12-31-2008	9.40	0.49	[2]	(1.47)	(0.98)	(0.51)	—		—	(0.51)	7.91	(10.54)[3]		0.69		0.69		5.36		79	100	[6]
12-31-2007	9.88	0.51	[2]	(0.12)	0.39	(0.87)	—		—	(0.87)	9.40	4.05	[3]	0.68		0.68		5.26		117	140	[6]
12-31-2006	9.73	0.44	[2]	(0.02)	0.42	(0.27)	—		—	(0.27)	9.88	4.42	[3,7]	0.69		0.69		4.53		139	207
SERIES II
06-30-2011[1]	9.72	0.25	[2]	0.17	0.42	—	—		—	—	10.14	4.32	[3,4]	0.88	[5]	0.88	[5]	5.13	[5]	342	45	[6]
12-31-2010	9.20	0.54	[2]	0.71	1.25	(0.73)	—		—	(0.73)	9.72	13.71		0.89		0.89		5.49		363	53	[6]
12-31-2009	7.91	0.54	[2]	1.38	1.92	(0.63)	—		—	(0.63)	9.20	24.54	[3]	0.88		0.88		6.12		365	78	[6]
12-31-2008	9.40	0.47	[2]	(1.47)	(1.00)	(0.49)	—		—	(0.49)	7.91	(10.76)[3]		0.89		0.89		5.15		315	100	[6]
12-31-2007	9.87	0.49	[2]	(0.13)	0.36	(0.83)	—		—	(0.83)	9.40	3.78	[3]	0.88		0.88		5.06		559	140	[6]
12-31-2006	9.72	0.41	[2]	(0.01)	0.40	(0.25)	—		—	(0.25)	9.87	4.21	[3,7]	0.89		0.89		4.28		553	207
SERIES NAV
06-30-2011[1]	9.71	0.27	[2]	0.16	0.43	—	—		—	—	10.14	4.43	[3,4]	0.63	[5]	0.63	[5]	5.37	[5]	910	45	[6]
12-31-2010	9.20	0.57	[2]	0.70	1.27	(0.76)	—		—	(0.76)	9.71	13.91		0.64		0.64		5.75		903	53	[6]
12-31-2009	7.91	0.56	[2]	1.39	1.95	(0.66)	—		—	(0.66)	9.20	24.86	[3]	0.63		0.63		6.39		1,342	78	[6]
12-31-2008	9.40	0.49	[2]	(1.47)	(0.98)	(0.51)	—		—	(0.51)	7.91	(10.48)[3]		0.64		0.64		5.44		1,685	100	[6]
12-31-2007	9.89	0.52	[2]	(0.13)	0.39	(0.88)	—		—	(0.88)	9.40	4.03	[3]	0.63		0.63		5.31		1,871	140	[6]
12-31-2006	9.73	0.40	[2]	0.03	0.43	(0.27)	—		—	(0.27)	9.89	4.54	[3,7]	0.64		0.64		4.18		1,774	207
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The Portfolio turnover rates including the effect of “TBA” (to be announced) transactions for the periods ended were as follows: 58% for 6-30-11, 77% for 12-31-10, 141% for 12-31-09, 255% for 12-31-08 and 284% for 12-31-07. The year ended 12-31-06 includes the effect of TBA transactions. 7. John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.

Bond Trust
SERIES NAV
06-30-2011[1]	13.48	0.20	[2]	0.18	0.38	—	—		—	—	13.86	2.82	[4,5]	0.60	[6]	0.60	[6]	2.96	[6]	5,405	60	[7]
12-31-2010	12.88	0.40	[2]	0.46	0.86	(0.26)	—	[3]	—	(0.26)	13.48	6.65	[4]	0.62		0.62		2.99		5,369	99	[7]
12-31-2009[8]	12.50	0.18	[2]	0.23	0.41	(0.03)	—		—	(0.03)	12.88	3.24	[4,5]	0.67	[6]	0.67	[6]	3.31	[6]	1,429	67
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Less than ($0.005) per share. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. The Portfolio turnover rates including the effect of “TBA” (to be announced) transactions for the periods ended were as follows: 70% for 6-30-11 and 145% for 12-31-10. 8. The inception date for Class NAV shares is 7-29-09.

Bond PS Series
SERIES II
06-30-2011[1,2]	12.50	0.04	[3]	(0.02)	0.02	—	—		—	—	12.52	0.16	[4,5]	1.30	[6]	1.05	[6]	1.99	[6]	13	29	[7]
SERIES NAV
06-30-2011[1,2]	12.50	0.05	[3]	(0.02)	0.03	—	—		—	—	12.53	0.24	[4,5]	1.05	[6]	0.80	[6]	2.24	[6]	13	29	[7]
1. Unaudited. 2. The inception date for Series II and Series NAV shares is 4-28-11. 3. Based on the average daily shares outstanding. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. The Portfolio turnover rates including the effect of “TBA” (to be announced) transactions was 69% for 6-30-11.

47

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
 Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Core Bond Trust
SERIES I
06-30-2011[1]	13.68	0.18	[2]	0.26	0.44	—	—	—	—	14.12	3.22	[3,4]	0.67	[5]	0.67	[5]	2.66	[5]	1		277	[6]
12-31-2010	13.24	0.37	[2]	0.56	0.93	(0.37)	(0.12)	—	(0.49)	13.68	7.08	[3]	0.68		0.68		2.71		1		562	[6]
12-31-2009	12.33	0.48	[2]	0.74	1.22	(0.31)	—	—	(0.31)	13.24	9.93	[3]	0.74		0.74		3.72		2		461	[6]
12-31-2008	12.55	0.56	[2]	(0.14)	0.42	(0.64)	—	—	(0.64)	12.33	3.38	[3]	0.85		0.85		4.52		1		467	[6]
12-31-2007	12.68	0.59	[2]	0.18	0.77	(0.90)	—	—	(0.90)	12.55	6.26	[3]	0.80		0.79		4.71		—	[7]	336	[6]
12-31-2006	12.64	0.56	[2]	(0.11)	0.45	(0.41)	—	—	(0.41)	12.68	3.72	[3]	0.84		0.84		4.50		—	[7]	359
SERIES II
06-30-2011[1]	13.68	0.17	[2]	0.25	0.42	—	—	—	—	14.10	3.07	[3,4]	0.87	[5]	0.87	[5]	2.45	[5]	11		277	[6]
12-31-2010	13.23	0.34	[2]	0.57	0.91	(0.34)	(0.12)	—	(0.46)	13.68	6.92	[3]	0.88		0.88		2.47		14		562	[6]
12-31-2009	12.33	0.46	[2]	0.72	1.18	(0.28)	—	—	(0.28)	13.23	9.61	[3]	0.93		0.93		3.53		12		461	[6]
12-31-2008	12.54	0.53	[2]	(0.13)	0.40	(0.61)	—	—	(0.61)	12.33	3.23	[3]	1.03		1.03		4.28		9		467	[6]
12-31-2007	12.66	0.57	[2]	0.17	0.74	(0.86)	—	—	(0.86)	12.54	5.98	[3]	1.00		1.00		4.50		4		336	[6]
12-31-2006	12.61	0.53	[2]	(0.09)	0.44	(0.39)	—	—	(0.39)	12.66	3.61	[3]	1.04		1.04		4.28		2		359
SERIES NAV
06-30-2011[1]	13.64	0.19	[2]	0.25	0.44	—	—	—	—	14.08	3.23	[3,4]	0.62	[5]	0.62	[5]	2.70	[5]	1,781		277	[6]
12-31-2010	13.20	0.37	[2]	0.57	0.94	(0.38)	(0.12)	—	(0.50)	13.64	7.17	[3]	0.63		0.63		2.68		1,808		562	[6]
12-31-2009	12.30	0.47	[2]	0.75	1.22	(0.32)	—	—	(0.32)	13.20	9.94	[3]	0.65		0.65		3.64		1,086		461	[6]
12-31-2008	12.52	0.57	[2]	(0.14)	0.43	(0.65)	—	—	(0.65)	12.30	3.44	[3]	0.77		0.77		4.50		253		467	[6]
12-31-2007	12.66	0.60	[2]	0.17	0.77	(0.91)	—	—	(0.91)	12.52	6.28	[3]	0.75		0.74		4.75		284		336	[6]
12-31-2006	12.62	0.56	[2]	(0.10)	0.46	(0.42)	—	—	(0.42)	12.66	3.84	[3]	0.79		0.79		4.48		222		359
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The Portfolio turnover rates including the effect of “TBA” (to be announced) transactions for the periods ended were as follows: 547% for 6-30-11, 1,004% for 12-31-10, 924% for 12-31-09, 1,049% for 12-31-08 and 621% for 12-31-07. The year ended 12-31-06 includes the effect of TBA transactions. 7. Less than $500,000.

Global Bond Trust
SERIES I
06-30-2011[1]	12.92	0.16	[2]	0.45	0.61	—	—	—	—	13.53	4.72	[3,4]	0.81	[5]	0.81	[5]	2.48	[5]	86		48	[9]
12-31-2010	12.14	0.32	[2]	0.92	1.24	(0.46)	—	—	(0.46)	12.92	10.30	[3]	0.83		0.83		2.50		91		394	[9]
12-31-2009	14.44	0.47	[2]	1.11	1.58	(1.79)	(2.09)	—	(3.88)	12.14	15.39	[3]	0.83		0.83		3.76		96		280	[9]
12-31-2008	15.20	0.72	[2]	(1.39)	(0.67)	(0.09)	—	—	(0.09)	14.44	(4.48)[3]		0.89		0.89		4.69		99		487	[9]
12-31-2007	14.93	0.59	[2]	0.79	1.38	(1.11)	—	—	(1.11)	15.20	9.63	[3]	0.86	[6]	0.86	[6]	3.96		117		325	[9]
12-31-2006	14.37	0.53	[2]	0.22	0.75	—	(0.19)	—	(0.19)	14.93	5.27	[3,7]	0.85	[8]	0.85	[8]	3.61		115		204
SERIES II
06-30-2011[1]	12.84	0.15	[2]	0.44	0.59	—	—	—	—	13.43	4.60	[3,4]	1.01	[5]	1.01	[5]	2.28	[5]	191		48	[9]
12-31-2010	12.06	0.29	[2]	0.92	1.21	(0.43)	—	—	(0.43)	12.84	10.12	[3]	1.03		1.03		2.30		195		394	[9]
12-31-2009	14.37	0.44	[2]	1.10	1.54	(1.76)	(2.09)	—	(3.85)	12.06	15.14	[3]	1.03		1.03		3.54		195		280	[9]
12-31-2008	15.15	0.68	[2]	(1.38)	(0.70)	(0.08)	—	—	(0.08)	14.37	(4.66)[3]		1.09		1.09		4.48		172		487	[9]
12-31-2007	14.87	0.56	[2]	0.78	1.34	(1.06)	—	—	(1.06)	15.15	9.35	[3]	1.06	[6]	1.06	[6]	3.78		234		325	[9]
12-31-2006	14.34	0.50	[2]	0.22	0.72	—	(0.19)	—	(0.19)	14.87	5.07	[3,7]	1.05	[8]	1.05	[8]	3.44		200		204
SERIES NAV
06-30-2011[1]	12.88	0.17	[2]	0.44	0.61	—	—	—	—	13.49	4.74	[3,4]	0.76	[5]	0.76	[5]	2.53	[5]	730		48	[9]
12-31-2010	12.10	0.32	[2]	0.93	1.25	(0.47)	—	—	(0.47)	12.88	10.40	[3]	0.78		0.78		2.55		749		394	[9]
12-31-2009	14.41	0.47	[2]	1.10	1.57	(1.79)	(2.09)	—	(3.88)	12.10	15.41	[3]	0.78		0.78		3.80		647		280	[9]
12-31-2008	15.16	0.72	[2]	(1.38)	(0.66)	(0.09)	—	—	(0.09)	14.41	(4.42)[3]		0.84		0.84		4.72		602		487	[9]
12-31-2007	14.91	0.60	[2]	0.78	1.38	(1.13)	—	—	(1.13)	15.16	9.60	[3]	0.81	[6]	0.81	[6]	4.04		929		325	[9]
12-31-2006	14.34	0.54	[2]	0.22	0.76	—	(0.19)	—	(0.19)	14.91	5.35	[3,7]	0.80	[8]	0.80	[8]	3.69		733		204
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Includes interest and fees on inverse floaters. The impact of this expense to the gross and net expense ratios was less than 0.01%. 7. John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%. 8. Includes interest expense on securities sold short. The interest expense amounted less than 0.01% of average net assets. 9. The Portfolio turnover rates including the effect of “TBA” (to be announced) transactions for the periods ended were as follows: 102% for 6-30-11, 399% for 12-31-10, 469% for 12-31-09, 800% for 12-31-08 and 877% for 12-31-07. The year ended 12-31-06 includes the effect of TBA transactions.

48

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
 Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
High Yield Trust
SERIES I
06-30-2011[1]	5.94	0.22	[2]	0.10	0.32	—	—	—	—	6.26	5.39	[4,5]	0.77	[6]	0.77	[6]	7.03	[6]	76	52	[7]
12-31-2010	8.17	0.70	[2]	0.38	1.08	(3.31)[3]	—	—	(3.31)	5.94	13.78	[4]	0.75		0.75		8.28		86	58	[7]
12-31-2009	5.89	0.81	[2]	2.35	3.16	(0.88)	—	—	(0.88)	8.17	54.51	[4]	0.75		0.75		11.16		88	93
12-31-2008	9.50	0.86	[2]	(3.66)	(2.80)	(0.81)	—	—	(0.81)	5.89	(29.52)[4]		0.77		0.77		9.96		63	61
12-31-2007	10.66	0.82	[2]	(0.64)	0.18	(1.34)	—	—	(1.34)	9.50	1.64	[4]	0.75		0.75		7.86		110	75
12-31-2006	10.32	0.77	[2]	0.25	1.02	(0.68)	—	—	(0.68)	10.66	10.37	[4,8]	0.76		0.76		7.53		154	90
SERIES II
06-30-2011[1]	6.02	0.21	[2]	0.10	0.31	—	—	—	—	6.33	5.15	[4,5]	0.97	[6]	0.97	[6]	6.80	[6]	81	52	[7]
12-31-2010	8.24	0.68	[2]	0.39	1.07	(3.29)[3]	—	—	(3.29)	6.02	13.54	[4]	0.95		0.95		8.05		89	58	[7]
12-31-2009	5.93	0.81	[2]	2.36	3.17	(0.86)	—	—	(0.86)	8.24	54.36	[4]	0.95		0.95		10.92		100	93
12-31-2008	9.55	0.85	[2]	(3.69)	(2.84)	(0.78)	—	—	(0.78)	5.93	(29.70)[4]		0.97		0.97		9.78		57	61
12-31-2007	10.70	0.80	[2]	(0.65)	0.15	(1.30)	—	—	(1.30)	9.55	1.36	[4]	0.95		0.95		7.69		76	75
12-31-2006	10.35	0.75	[2]	0.26	1.01	(0.66)	—	—	(0.66)	10.70	10.24	[4,8]	0.96		0.96		7.33		101	90
SERIES NAV
06-30-2011[1]	5.88	0.22	[2]	0.10	0.32	—	—	—	—	6.20	5.44	[4,5]	0.72	[6]	0.72	[6]	7.05	[6]	93	52	[7]
12-31-2010	8.12	0.73	[2]	0.35	1.08	(3.32)[3]	—	—	(3.32)	5.88	13.74	[4]	0.70		0.70		8.58		84	58	[7]
12-31-2009	5.86	0.81	[2]	2.33	3.14	(0.88)	—	—	(0.88)	8.12	54.50	[4]	0.70		0.70		11.23		1,698	93
12-31-2008	9.46	0.86	[2]	(3.65)	(2.79)	(0.81)	—	—	(0.81)	5.86	(29.48)[4]		0.72		0.72		10.17		1,404	61
12-31-2007	10.63	0.83	[2]	(0.65)	0.18	(1.35)	—	—	(1.35)	9.46	1.64	[4]	0.70		0.70		8.07		1,900	75
12-31-2006	10.29	0.77	[2]	0.25	1.02	(0.68)	—	—	(0.68)	10.63	10.46	[4,8]	0.71		0.71		7.57		1,526	90
1. Unaudited. 2. Based on the average daily shares outstanding. 3. The amount shown for net investment income per share does not correspond with distributions from net investment income due to the timing of sales and repurchase of shares throughout the period as compared to shares outstanding at distribution date. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. Excludes merger activity. 8. John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.

Income Trust
SERIES NAV
06-30-2011[1]	10.57	0.31	[2]	0.29	0.60	—	—	—	—	11.17	5.68	[3,4]	0.85	[5]	0.85	[5]	5.67	[5]	460	12
12-31-2010	10.09	0.64	[2]	0.62	1.26	(0.78)	—	—	(0.78)	10.57	12.71	[3]	0.85		0.85		6.17		464	37
12-31-2009	8.06	0.76	[2]	2.02	2.78	(0.75)	—	—	(0.75)	10.09	35.07	[3]	0.86		0.86		8.33		469	61
12-31-2008	12.13	0.70	[2]	(4.18)	(3.48)	(0.59)	—	—	(0.59)	8.06	(28.64)[3]		0.87		0.87		6.59		380	42
12-31-2007[6]	12.50	0.45	[2]	(0.68)	(0.23)	(0.14)	—	—	(0.14)	12.13	(1.85)[3,4]		0.86	[5]	0.86	[5]	5.38	[5]	380	129	[4]
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception date for Series NAV shares is 5-1-07.

Investment Quality Bond Trust
SERIES I
06-30-2011[1]	11.30	0.23	[2]	0.14	0.37	—	—	—	—	11.67	3.27	[3,4]	0.68	[5]	0.68	[5]	4.04	[5]	217	35	[6]
12-31-2010	11.09	0.50	[2]	0.32	0.82	(0.61)	—	—	(0.61)	11.30	7.45	[3]	0.69		0.69		4.33		207	30	[6]
12-31-2009	10.36	0.50	[2]	0.78	1.28	(0.55)	—	—	(0.55)	11.09	12.45	[3]	0.70		0.70		4.60		191	20
12-31-2008	11.30	0.56	[2]	(0.75)	(0.19)	(0.75)	—	—	(0.75)	10.36	(1.67)[3]		0.73		0.73		5.08		139	105
12-31-2007	11.66	0.59	[2]	0.11	0.70	(1.06)	—	—	(1.06)	11.30	6.21	[3]	0.71		0.71		5.08		164	70
12-31-2006	11.98	0.55	[2]	(0.16)	0.39	(0.71)	—	—	(0.71)	11.66	3.57	[3]	0.72		0.72		4.79		183	28
SERIES II
06-30-2011[1]	11.31	0.22	[2]	0.14	0.36	—	—	—	—	11.67	3.18	[3,4]	0.88	[5]	0.88	[5]	3.84	[5]	147	35	[6]
12-31-2010	11.09	0.48	[2]	0.32	0.80	(0.58)	—	—	(0.58)	11.31	7.30	[3]	0.89		0.89		4.13		157	30	[6]
12-31-2009	10.37	0.48	[2]	0.76	1.24	(0.52)	—	—	(0.52)	11.09	12.09	[3]	0.90		0.90		4.40		163	20
12-31-2008	11.29	0.54	[2]	(0.73)	(0.19)	(0.73)	—	—	(0.73)	10.37	(1.72)[3]		0.93		0.93		4.88		113	105
12-31-2007	11.64	0.56	[2]	0.10	0.66	(1.01)	—	—	(1.01)	11.29	5.92	[3]	0.91		0.91		4.89		161	70
12-31-2006	11.96	0.53	[2]	(0.16)	0.37	(0.69)	—	—	(0.69)	11.64	3.36	[3]	0.92		0.92		4.60		143	28
SERIES NAV
06-30-2011[1]	11.27	0.23	[2]	0.14	0.37	—	—	—	—	11.64	3.28	[3,4]	0.63	[5]	0.63	[5]	4.09	[5]	17	35	[6]
12-31-2010	11.06	0.52	[2]	0.31	0.83	(0.62)	—	—	(0.62)	11.27	7.53	[3]	0.64		0.64		4.50		17	30	[6]
12-31-2009	10.34	0.50	[2]	0.77	1.27	(0.55)	—	—	(0.55)	11.06	12.43	[3]	0.65		0.65		4.67		77	20
12-31-2008	11.27	0.57	[2]	(0.74)	(0.17)	(0.76)	—	—	(0.76)	10.34	(1.52)[3]		0.68		0.68		5.14		99	105
12-31-2007	11.65	0.59	[2]	0.10	0.69	(1.07)	—	—	(1.07)	11.27	6.13	[3]	0.66		0.66		5.13		117	70
12-31-2006	11.97	0.55	[2]	(0.15)	0.40	(0.72)	—	—	(0.72)	11.65	3.65	[3]	0.67		0.67		4.82		96	28
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The Portfolio turnover rate including the effect of “TBA” (to be announced) transactions for the periods ended were as follows: 96% for 6-30-11 and 59% for 12-31-10.

49

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
 Financial Highlights

Per share operating performance for a share outstanding throughout the period																Ratios and supplemental data
		Income (loss) from investment operations						Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments ($)		Total from investment operations ($)		From net investment income ($)	From net realized gain ($)		From capital paid-in ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Money Market Trust
SERIES I
06-30-2011[1]	1.00	—		—	[2]	—	[2]	—	—		—	—	1.00	—	[3,4]	0.55	[5]	0.18	[5]	—	[5]	2,761	—
12-31-2010	1.00	—		—		—		—	—	[8]	—	— [8]	1.00	—	[3]	0.55		0.29		—		2,889	—
12-31-2009[6]	1.00	—	[2,7]	—		—	[2]	— [8]	—		—	— [8]	1.00	0.20	[3]	0.57		0.53		0.19		3,383	—
12-31-2008[6]	1.00	0.02	[7]	—		0.02		(0.02)	—		—	(0.02)	1.00	1.76	[3]	0.58		0.58		1.66		3,708	—
12-31-2007[6]	1.00	0.05	[7]	—		0.05		(0.05)	—		—	(0.05)	1.00	4.56	[3]	0.56		0.55		4.43		2,504	—
12-31-2006[6]	1.00	0.04	[7]	—		0.04		(0.04)	—		—	(0.04)	1.00	4.43	[3]	0.56		0.56		4.36		2,316	—
SERIES II
06-30-2011[1]	1.00	—		—	[2]	—	[2]	—	—		—	—	1.00	—	[3,4]	0.75	[5]	0.18	[5]	—	[5]	851	—
12-31-2010	1.00	—		—		—		—	—	[8]	—	— [8]	1.00	—	[3]	0.75		0.29		—		886	—
12-31-2009[6]	1.00	—	[2,8]	—		—	[2]	— [8]	—		—	— [8]	1.00	0.08	[3]	0.77		0.66		0.07		1,221	—
12-31-2008[6]	1.00	0.02	[7]	—		0.02		(0.02)	—		—	(0.02)	1.00	1.56	[3]	0.78		0.78		1.36		1,503	—
12-31-2007[6]	1.00	0.04	[7]	—		0.04		(0.04)	—		—	(0.04)	1.00	4.35	[3]	0.76		0.75		4.22		487	—
12-31-2006[6]	1.00	0.04	[7]	—		0.04		(0.04)	—		—	(0.04)	1.00	4.23	[3]	0.76		0.76		4.22		339	—
1. Unaudited. 2. Less than $0.005 per share. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Per share amounts have been restated to reflect a 10-1 share split effective 6-1-10. 7. Based on the average daily shares outstanding. 8. Less than ($0.005) per share.

Money Market Trust B
SERIES NAV
06-30-2011[1]	1.00	—		—	[4]	—	[4]	—	—		—	—	1.00	—	[5,6]	0.52	[2]	0.20	[2]	—	[2]	578	—
12-31-2010	1.00	—	[3,4]	—		—	[4]	— [7]	—		—	— [7]	1.00	0.05	[5]	0.53		0.27		0.05		613	—
12-31-2009	1.00	—	[3,4]	—		—	[4]	— [7]	—		—	— [7]	1.00	0.48	[5]	0.54		0.29		0.46		662	—
12-31-2008	1.00	0.02	[3]	—		0.02		(0.02)	—		—	(0.02)	1.00	2.11	[5]	0.53		0.29		1.97		963	—
12-31-2007	1.00	0.05	[3]	—		0.05		(0.05)	—		—	(0.05)	1.00	4.82	[5]	0.51		0.28		4.67		612	—
12-31-2006	1.00	0.05	[3]	—		0.05		(0.05)	—		—	(0.05)	1.00	4.70	[5]	0.51		0.28		4.61		480	—
1. Unaudited. 2. Annualized. 3. Based on the average daily shares outstanding. 4. Less than $0.005 per share. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. Less than ($0.005) per share.)

New Income Trust
SERIES NAV
06-30-2011[1]	13.36	0.21	[2]	0.11		0.32		—	—		—	—	13.68	2.40	[3,4]	0.65	[5]	0.63	[5]	3.20	[5]	2,954	37
12-31-2010	12.83	0.43	[2]	0.46		0.89		(0.36)	—		—	(0.36)	13.36	6.96	[5]	0.68		0.66		3.19		2,979	87	[6]
12-31-2009	11.23	0.58	[2]	1.45		2.03		(0.43)	—		—	(0.43)	12.83	18.09	[5]	0.79		0.77		4.74		1,834	100	[6]
12-31-2008	13.31	0.61	[2]	(1.84)		(1.23)		(0.79)	(0.06)		—	(0.85)	11.23	(9.30)[5]		0.86	[7]	0.84	[7]	4.76		1,053	69	[6]
12-31-2007	13.63	0.61	[2]	0.17		0.78		(0.95)	(0.15)		—	(1.10)	13.31	5.88	[5]	0.88		0.86		4.48		1,083	83	[6]
12-31-2006	12.71	0.55	[2]	0.45		1.00		(0.08)	—	[8]	—	(0.08)	13.63	7.90	[5]	0.93		0.92		4.19		867	75
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown..  4. Not annualized. 5. Annualized. 6. The Portfolio turnover rate including the effect of “TBA” (to be announced) for the periods ended were as follows: 150% for 12-31-10, 150% for 12-31-09, 121% for 12-31-08 and 117% for 12-31-07. The year ended 12-31-06 includes the effect of TBA transactions. 7. Includes interest expense on securities sold short. Excluding this the gross and net expense ratios would have been 0.86% and 0.84% for the year ended 12-31-08. 8. Less than ($0.005) per share.

50

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
 Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Real Return Bond Trust
SERIES I
06-30-2011[1]	11.59	0.16	[2]	0.50	0.66	—	—	—	—	12.25	5.69	[3,4]	0.82	[5]	0.82	[5]	2.64	[5]	10	221
12-31-2010	11.98	0.18	[2]	0.85	1.03	(1.42)	—	—	(1.42)	11.59	8.83	[3]	0.81		0.81		1.46		10	614
12-31-2009	11.66	0.32	[2]	1.80	2.12	(1.08)	(0.72)	—	(1.80)	11.98	19.47	[3]	0.77		0.77		2.66		8	572
12-31-2008	13.54	0.49	[2]	(1.96)	(1.47)	(0.08)	(0.33)	—	(0.41)	11.66	(11.28)[3]		0.83	[6]	0.83	[6]	3.69		9	1,032	[7]
12-31-2007	12.99	0.70	[2]	0.76	1.46	(0.91)	—	—	(0.91)	13.54	11.49	[3]	0.80	[6]	0.79	[6]	5.31		10	911	[7]
12-31-2006	13.55	0.54	[2]	(0.52)	0.02	(0.33)	(0.25)	—	(0.58)	12.99	0.23	[3]	0.82	[6]	0.82	[6]	4.09		5	989
SERIES II
06-30-2011[1]	11.46	0.14	[2]	0.50	0.64	—	—	—	—	12.10	5.58	[3,4]	1.02	[5]	1.02	[5]	2.39	[5]	79	221
12-31-2010	11.85	0.16	[2]	0.84	1.00	(1.39)	—	—	(1.39)	11.46	8.67	[3]	1.01		1.01		1.29		86	614
12-31-2009	11.55	0.29	[2]	1.78	2.07	(1.05)	(0.72)	—	(1.77)	11.85	19.22	[3]	0.97		0.97		2.44		95	572
12-31-2008	13.45	0.46	[2]	(1.96)	(1.50)	(0.07)	(0.33)	—	(0.40)	11.55	(11.54)[3]		1.03	[6]	1.03	[6]	3.50		87	1,032	[7]
12-31-2007	12.88	0.67	[2]	0.76	1.43	(0.86)	—	—	(0.86)	13.45	11.35	[3]	1.00	[6]	0.99	[6]	5.13		100	911	[7]
12-31-2006	13.45	0.50	[2]	(0.51)	(0.01)	(0.31)	(0.25)	—	(0.56)	12.88	(0.04)[3]		1.02	[6]	1.02	[6]	3.84		108	989
SERIES NAV
06-30-2011[1]	11.44	0.16	[2]	0.50	0.66	—	—	—	—	12.10	5.77	[3,4]	0.77	[5]	0.77	[5]	2.70	[5]	35	221
12-31-2010	11.85	0.20	[2]	0.82	1.02	(1.43)	—	—	(1.43)	11.44	8.81	[3]	0.76		0.76		1.54		30	614
12-31-2009	11.55	0.32	[2]	1.78	2.10	(1.08)	(0.72)	—	(1.80)	11.85	19.54	[3]	0.72		0.72		2.72		295	572
12-31-2008	13.42	0.48	[2]	(1.94)	(1.46)	(0.08)	(0.33)	—	(0.41)	11.55	(11.30)[3]		0.78	[6]	0.78	[6]	3.71		967	1,032	[7]
12-31-2007	12.88	0.70	[2]	0.76	1.46	(0.92)	—	—	(0.92)	13.42	11.61	[3]	0.75	[6]	0.74	[6]	5.38		1,112	911	[7]
12-31-2006	13.45	0.54	[2]	(0.52)	0.02	(0.34)	(0.25)	—	(0.59)	12.88	0.20	[3]	0.77	[6]	0.77	[6]	4.15		872	989
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Includes interest expense on securities sold short. The interest expense amounted to 0.01% or less of average net assets. 7. The Portfolio turnover rates including the effect of “TBA” (to be announced) transactions for the periods ended were as follows: 1,169% for 12-31-08 and 1,037% for 12-31-07. The year ended 12-31-06 includes the effect of TBA transactions.

Short Term Government Income Trust
SERIES I
06-30-2011[1]	12.92	0.08	[2]	0.10	0.18	—	—	—	—	13.10	1.39	[3,4]	0.65	[5]	0.65	[5]	1.25	[5]	95	37
12-31-2010[6]	12.88	0.09	[2]	0.15	0.24	(0.20)	—	—	(0.20)	12.92	1.86	[3,4]	0.66	[5]	0.66	[5]	1.00	[5]	106	130	[7]
SERIES II
06-30-2011[1]	12.93	0.07	[2]	0.10	0.17	—	—	—	—	13.10	1.31	[3,4]	0.85	[5]	0.85	[5]	1.05	[5]	71	37
12-31-2010[6]	12.88	0.07	[2]	0.15	0.22	(0.17)	—	—	(0.17)	12.93	1.74	[3,4]	0.86	[5]	0.86	[5]	0.80	[5]	86	130	[7]
SERIES NAV
06-30-2011[1]	12.92	0.08	[2]	0.10	0.18	—	—	—	—	13.10	1.39	[3,4]	0.60	[5]	0.60	[5]	1.30	[5]	417	37
12-31-2010	12.71	0.18	[2]	0.23	0.41	(0.20)	—	—	(0.20)	12.92	3.28	[3]	0.63		0.63	[8]	1.39		413	130	[7]
12-31-2009[9]	12.50	0.16	[2]	0.09	0.25	(0.04)	—	—	(0.04)	12.71	1.96	[3]	0.76		0.73		1.25		160	114
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception date for Series I and Series II shares is 4-30-10. 7. Excludes merger activity. 8. Includes the impact of expense recapture which amounted to less than 0.005% of average net assets. 9. The inception date for Class NAV shares is 1-2-09.

51

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
 Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Strategic Income Opportunities Trust
SERIES I
06-30-2011[1]	14.00	0.50	[2]	0.36	0.86	—	—	—	—	14.86	6.14	[3,4]	0.79	[5]	0.79	[5]	7.01	[5]	346	23
12-31-2010	13.31	1.16	[2]	0.92	2.08	(1.39)	—	—	(1.39)	14.00	15.89	[3]	0.82		0.82		8.25		307	68	[6]
12-31-2009	11.20	0.95	[2]	1.97	2.92	(0.81)	—	—	(0.81)	13.31	26.66	[3]	0.85	[7]	0.85	[7]	7.67	[7]	28	87
12-31-2008	13.73	0.81	[2]	(1.96)	(1.15)	(1.38)	—	—	(1.38)	11.20	(8.61)[3]		0.82		0.81		6.17		16	40	[10]
12-31-2007	13.24	0.77	[2]	0.01	0.78	(0.29)	—	—	(0.29)	13.73	5.87	[3]	0.83		0.83		5.62		14	80	[10]
12-31-2006	13.15	0.59	[2]	(0.05)	0.54	(0.45)	— [8]	—	(0.45)	13.24	4.13	[3]	0.90		0.90		4.42		10	125
SERIES II
06-30-2011[1]	14.02	0.49	[2]	0.37	0.86	—	—	—	—	14.88	6.13	[3,4]	0.99	[5]	0.99	[5]	6.81	[5]	87	23
12-31-2010	13.33	1.16	[2]	0.89	2.05	(1.36)	—	—	(1.36)	14.02	15.61	[3]	1.02		1.02		8.01		91	68	[6]
12-31-2009	11.22	0.92	[2]	1.98	2.90	(0.79)	—	—	(0.79)	13.33	26.34	[3]	1.05	[7]	1.05	[7]	7.43	[7]	14	87
12-31-2008	13.74	0.78	[2]	(1.95)	(1.17)	(1.35)	—	—	(1.35)	11.22	(8.76)[3]		1.02		1.01		5.89		10	40	[10]
12-31-2007	13.27	0.73	[2]	— [9]	0.73	(0.26)	—	—	(0.26)	13.74	5.54	[3]	1.03		1.03		5.37		17	80	[10]
12-31-2006	13.15	0.56	[2]	(0.05)	0.51	(0.39)	— [8]	—	(0.39)	13.27	3.95	[3]	1.10		1.10		4.22		20	125
SERIES NAV
06-30-2011[1]	13.97	0.50	[2]	0.36	0.86	—	—	—	—	14.83	6.16	[3,4]	0.74	[5]	0.74	[5]	7.06	[5]	25	23
12-31-2010	13.29	1.18	[2]	0.90	2.08	(1.40)	—	—	(1.40)	13.97	15.90	[3]	0.77		0.77		8.36		23	68	[6]
12-31-2009	11.18	0.94	[2]	1.99	2.93	(0.82)	—	—	(0.82)	13.29	26.77	[3]	0.80	[7]	0.80	[7]	7.64	[7]	504	87
12-31-2008	13.71	0.82	[2]	(1.96)	(1.14)	(1.39)	—	—	(1.39)	11.18	(8.57)[3]		0.77		0.76		6.23		518	40	[10]
12-31-2007	13.23	0.77	[2]	— [9]	0.77	(0.29)	—	—	(0.29)	13.71	5.84	[3]	0.78		0.78		5.65		463	80	[10]
12-31-2006	13.15	0.60	[2]	(0.06)	0.54	(0.46)	— [8]	—	(0.46)	13.23	4.15	[3]	0.80		0.80		4.56		335	125
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Excludes merger activity. 7. Tax expense was 0.04% of average net assets for Series I, Series II and Series NAV. This expense increased the net investment income (loss) by less than $0.01 for Series I and by $0.01 for Series II and Series NAV and the net investment income (loss) ratio by 0.04%. 8. Less than ($0.005) per share. 9. Less than $0.005 per share. 10. The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 46% for 12-31-08 and 86% for 12-31-07. The year ended 12-31-06 includes the effect of TBA transactions.

Total Return Trust
SERIES I
06-30-2011[1]	14.46	0.13	[2]	0.27	0.40	—	—	—	—	14.86	2.77	[3,4]	0.77	[5]	0.77	[5]	1.83	[5]	299	67	[6]
12-31-2010	13.99	0.28	[2]	0.79	1.07	(0.35)	(0.25)	—	(0.60)	14.46	7.72	[3]	0.77		0.77		1.94		329	545	[6]
12-31-2009	13.47	0.49	[2]	1.25	1.74	(0.56)	(0.66)	—	(1.22)	13.99	13.59	[3]	0.77		0.77		3.52		348	244	[6]
12-31-2008	13.92	0.57	[2]	(0.20)	0.37	(0.67)	(0.15)	—	(0.82)	13.47	2.69	[3]	0.80		0.79		4.10		327	145	[6]
12-31-2007	13.83	0.64	[2]	0.51	1.15	(1.06)	—	—	(1.06)	13.92	8.57	[3]	0.81	[7,8]	0.81	[7,8]	4.67		339	196	[6]
12-31-2006	13.81	0.57	[2]	(0.08)	0.49	(0.47)	—	—	(0.47)	13.83	3.67	[3]	0.81		0.81		4.21		368	254
SERIES II
06-30-2011[1]	14.44	0.12	[2]	0.27	0.39	—	—	—	—	14.83	2.70	[3,4]	0.97	[5]	0.97	[5]	1.64	[5]	332	67	[6]
12-31-2010	13.97	0.25	[2]	0.79	1.04	(0.32)	(0.25)	—	(0.57)	14.44	7.48	[3]	0.97		0.97		1.74		345	545	[6]
12-31-2009	13.46	0.45	[2]	1.25	1.70	(0.53)	(0.66)	—	(1.19)	13.97	13.28	[3]	0.97		0.97		3.30		344	244	[6]
12-31-2008	13.90	0.54	[2]	(0.19)	0.35	(0.64)	(0.15)	—	(0.79)	13.46	2.53	[3]	1.00		0.99		3.90		264	145	[6]
12-31-2007	13.79	0.61	[2]	0.51	1.12	(1.01)	—	—	(1.01)	13.90	8.36	[3]	1.01	[7,8]	1.01	[7,8]	4.47		236	196	[6]
12-31-2006	13.78	0.54	[2]	(0.09)	0.45	(0.44)	—	—	(0.44)	13.79	3.42	[3]	1.01		1.01		4.01		248	254
SERIES NAV
06-30-2011[1]	14.41	0.14	[2]	0.26	0.40	—	—	—	—	14.81	2.78	[3,4]	0.72	[5]	0.72	[5]	1.88	[5]	3,015	67	[6]
12-31-2010	13.94	0.29	[2]	0.79	1.08	(0.36)	(0.25)	—	(0.61)	14.41	7.81	[3]	0.72		0.72		1.99		3,032	545	[6]
12-31-2009	13.43	0.48	[2]	1.26	1.74	(0.57)	(0.66)	—	(1.23)	13.94	13.62	[3]	0.72		0.72		3.47		2,582	244	[6]
12-31-2008	13.88	0.57	[2]	(0.19)	0.38	(0.68)	(0.15)	—	(0.83)	13.43	2.76	[3]	0.75		0.74		4.15		1,522	145	[6]
12-31-2007	13.80	0.64	[2]	0.51	1.15	(1.07)	—	—	(1.07)	13.88	8.61	[3]	0.76	[7,8]	0.76	[7,8]	4.73		1,704	196	[6]
12-31-2006	13.79	0.58	[2]	(0.09)	0.49	(0.48)	—	—	(0.48)	13.80	3.66	[3]	0.76		0.76		4.27		1,319	254
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The Portfolio turnover rates including the effect of “TBA” (to be announced) transactions for the periods ended were as follows: 219% for 6-30-11, 673% for 12-31-10, 562% for 12-31-09, 476% for 12-31-08 and 286% for 12-31-07. The year ended 12-31-06 includes the effect of TBA transactions. 7. Includes interest expense on securities sold short. The interest expense amounted to 0.01% or less of average net assets. 8. Includes interest and fees on inverse floaters. The impact of this expense to the gross and net expense ratios was less than 0.01%.

52

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
 Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Ultra Short Term Bond Trust
SERIES I
06-30-2011[1]	12.36	0.04	[3]	(0.01)	0.03	—	—	—	—	12.39	0.24	[4,5]	0.72	[6]	0.75	[6]	0.58	[6]	2	82
12-31-2010[2]	12.50	0.03	[3]	(0.05)	(0.02)	(0.12)	—	—	(0.12)	12.36	(0.16)[4,5]		0.88		0.75		0.60		2	56
SERIES II
06-30-2011[1]	12.36	0.02	[3]	—	0.02	—	—	—	—	12.38	0.16	[4,5]	0.92	[6]	0.95	[6]	0.38	[6]	74	82
12-31-2010[2]	12.50	0.02	[3]	(0.05)	(0.03)	(0.11)	—	—	(0.11)	12.36	(0.24)[4,5]		1.08		0.95		0.44		59	56
SERIES NAV
06-30-2011[1]	12.36	0.04	[3]	(0.01)	0.03	—	—	—	—	12.39	0.24	[4,5]	0.67	[6]	0.70	[6]	0.63	[6]	2	82
12-31-2010[2]	12.50	0.03	[3]	(0.05)	(0.02)	(0.12)	—	—	(0.12)	12.36	(0.13)[4,5]		0.83		0.70		0.63		1	56
1. Unaudited. 2. The inception date for Series I, Series II and Series NAV shares is 7-29-10. 3. Based on the average daily shares outstanding. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized.

53

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
 Notes to Financial Statements (Unaudited)

1.  ORGANIZATION John Hancock Variable Insurance Trust (the Trust) (formerly known as John Hancock Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company with multiple investment series (the Portfolios), sixteen of which are presented in this report. Each Portfolio, with the exception of Global Bond Trust and Real Return Bond Trust, is diversified for purposes of the Investment Company Act of 1940, as amended (the 1940 Act).

The Portfolios may offer up to four classes of shares: Series I, Series II, Series III and Series NAV. The shares offered by a specific Portfolio are shown on the Statements of Assets and Liabilities. Shares of the Portfolios are presently offered only to certain affiliates of John Hancock Investment Management Services, LLC (the Adviser) and Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees for each class may differ.

New portfolio  Bond PS Series commenced operation on April 28, 2011.

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Portfolio:

Security valuation   Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Portfolios’ investments as of June 30, 2011, by major security category or type:

	Total Market Value at 6-30-11	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Active Bond Trust
U.S. Government & Agency Obligations	$373,658,236	—	$373,658,236	—
Foreign Government Obligations	10,621,924	—	10,621,924	—
Corporate Bonds	509,929,772	—	508,279,532	$1,650,240
Capital Preferred Securities	28,121,961	—	28,121,961	—
Convertible Bonds	2,317,600	—	2,317,600	—
Municipal Bonds	7,790,944	—	7,790,944	—
Term Loans	8,557,706	—	5,302,706	3,255,000
Collateralized Mortgage Obligations	263,052,255	—	257,760,943	5,291,312
Asset Backed Securities	39,797,697	—	36,481,177	3,316,520
Common Stocks	72,224	—	72,224	—
Preferred Securities	6,582,674	$3,513,341	3,069,333	—
Securities Lending Collateral	8,804,270	8,804,270	—	—
Short-Term Investments	173,762,068	169,163,068	4,599,000	—
Total Investments in Securities	$1,433,069,331	$181,480,679	$1,238,075,580	$13,513,072
Other Financial Instruments:
Futures	($126,451)	($126,451)	—	—
Forward Foreign Currency Contracts	($2,872)	—	($2,872)	—
Credit Default Swaps	$299,174	—	$299,174	—

Bond Trust
U.S. Government & Agency Obligations	$2,565,816,595	—	$2,565,816,595	—
Foreign Government Obligations	8,539,721	—	8,539,721	—
Corporate Bonds	2,111,004,320	—	2,111,004,320	—
Municipal Bonds	5,191,186	—	5,191,186	—
Capital Preferred Securities	74,556,629	—	74,556,629	—
Collateralized Mortgage Obligations	542,436,161	—	536,623,648	$5,812,513
Asset Backed Securities	11,152,078	—	11,152,078	—
Securities Lending Collateral	93,189,258	$93,189,258	—	—
Short-Term Investments	108,999,687	—	108,999,687	—
Total Investments in Securities	$5,520,885,635	$93,189,258	$5,421,883,864	$5,812,513
Other Financial Instruments:
Futures	($1,198,083)	($1,198,083)	—	—

Bond PS Series
U.S. Government & Agency Obligations	$12,741,620	—	$12,741,620	—
Corporate Bonds	11,468,744	—	11,468,744	—
Capital Preferred Securities	72,865	—	72,865	—
Collateralized Mortgage Obligations	313,064	—	269,043	$44,021
Total Investments in Securities	$24,596,293	—	$24,552,272	$44,021

54

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-11	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Bond PS Series (continued)
Other Financial Instruments:
Futures	($13,435)	($13,435)	—	—

Core Bond Trust
U.S. Government & Agency Obligations	$1,061,847,150	—	$1,058,327,168	$3,519,982
Foreign Government Obligations	25,697,119	—	25,697,119	—
Corporate Bonds	362,438,529	—	362,438,529	—
Municipal Bonds	20,729,092	—	20,729,092	—
Capital Preferred Securities	3,214,650	—	3,214,650	—
Collateralized Mortgage Obligations	386,715,609	—	380,631,981	6,083,628
Asset Backed Securities	196,929,791	—	146,776,858	50,152,933
Securities Lending Collateral	7,094,963	$7,094,963	—	—
Short-Term Investments	58,182,027	58,182,027	—	—
Total Investments in Securities	$2,122,848,930	$65,276,990	$1,997,815,397	$59,756,543
Sale Commitments Outstanding	($94,457,686)	—	($94,457,686)	—

Global Bond Trust
U.S. Government & Agency Obligations	$142,952,414	—	$142,952,414	—
Foreign Government Obligations	228,604,154	—	228,604,154	—
Corporate Bonds	472,557,267	—	470,566,824	$1,990,443
Municipal Bonds	32,630,498	—	32,630,498	—
Capital Preferred Securities	3,010,047	—	3,010,047	—
Collateralized Mortgage Obligations	147,105,968	—	147,105,968	—
Asset Backed Securities	36,252,386	—	22,019,686	14,232,700
Term Loans	7,371,232	—	7,371,232	—
Preferred Securities	2,154,861	$221,549	—	1,933,312
Options Purchased	29	—	—	29
Short-Term Investments	10,771,490	—	10,771,490	—
Total Investments in Securities	$1,083,410,346	$221,549	$1,065,032,313	$18,156,484
Other Financial Instruments:
Futures	$355,482	$355,482	—	—
Forward Foreign Currency Contracts	($1,457,117)	—	($1,457,117)	—
Written Options	($1,328,636)	($252,450)	($1,040,509)	($35,677)
Interest Rate Swaps	($668,641)	—	($345,555)	($323,086)
Credit Default Swaps	$931,171	—	$931,171	—

High Yield Trust
Foreign Government Obligations	$8,191,034	—	$8,096,749	$94,285
Corporate Bonds	187,947,386	—	186,572,879	1,374,507
Capital Preferred Securities	3,526,551	—	3,526,551	—
Convertible Bonds	4,518,350	—	4,518,350	—
Term Loans	6,049,597	—	6,039,700	9,897
Common Stocks	12,651,459	$7,831,650	174,446	4,645,363
Preferred Securities	12,073,928	9,634,705	2,333,723	105,500
Warrants	807,640	545,715	58,800	203,125
Securities Lending Collateral	33,001	33,001	—	—
Short-Term Investments	14,746,908	—	14,746,908	—
Total Investments in Securities	$250,545,854	$18,045,071	$226,068,106	$6,432,677
Other Financial Instruments:
Futures	($222,135)	($222,135)	—	—
Forward Foreign Currency Contracts	($91,544)	—	($91,544)	—

Income Trust
Corporate Bonds	$194,315,654	—	$194,315,654	—
Capital Preferred Securities	5,982,000	—	5,982,000	—
Convertible Bonds	3,449,661	—	3,449,661	—
Municipal Bonds	1,531,194	—	1,531,194	—
Term Loans	19,740,397	—	19,740,397	—
Collateralized Mortgage Obligations	1,809,254	—	1,809,254	—
Asset Backed Securities	2,082,668	—	2,082,668	—
Common Stocks	195,288,176	$174,567,198	20,720,978	—
Preferred Securities	29,372,687	19,756,059	9,616,628	—
Warrants	599,455	599,455	—	—
Securities Lending Collateral	16,436,568	16,436,568	—	—
Short-Term Investments	400,000	—	400,000	—
Total Investments in Securities	$471,007,714	$211,359,280	$259,648,434	—

Investment Quality Bond Trust
U.S. Government & Agency Obligations	$109,660,356	—	$109,660,356	—
Foreign Government Obligations	5,209,116	—	5,209,116	—
Corporate Bonds	203,771,855	—	203,771,855	—

55

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-11	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment Quality Bond Trust (continued)
Capital Preferred Securities	$2,094,408	—	$2,094,408	—
Convertible Bonds	112,782	—	112,782	—
Municipal Bonds	18,584,024	—	18,584,024	—
Collateralized Mortgage Obligations	41,650,345	—	41,650,345	—
Asset Backed Securities	8,990,046	—	8,990,046	—
Short-Term Investments	38,200,000	—	38,200,000	—
Total Investments in Securities	$428,272,932	—	$428,272,932	—
Other Financial Instruments:
Futures	($184,721)	($184,721)	—	—
Forward Foreign Currency Contracts	($142,879)	—	($142,879)	—
Interest Rate Swaps	($87,572)	—	($87,572)	—
Credit Default Swaps	($4,846,610)	—	($4,846,610)	—

New Income Trust
U.S. Government & Agency Obligations	$1,545,320,894	—	$1,545,320,894	—
Foreign Government Obligations	108,029,212	—	108,029,212	—
Corporate Bonds	821,962,224	—	821,962,224	—
Municipal Bonds	39,249,324	—	39,249,324	—
Term Loans	94,489,618	—	94,489,618	—
Collateralized Mortgage Obligations	164,593,250	—	164,593,250	—
Asset Backed Securities	99,219,212	—	99,219,212	—
Capital Preferred Securities	15,908,578	—	15,908,578	—
Securities Lending Collateral	33,379,693	$33,379,693	—	—
Short-Term Investments	33,570,780	31,141,952	2,428,828	—
Total Investments in Securities	$2,955,722,785	$64,521,645	$2,891,201,140	—
Other Financial Instruments:
Futures	($1,059,860)	($1,059,860)	—	—
Forward Foreign Currency Contracts	($2,746,093)	—	($2,746,093)

Real Return Bond Trust
U.S. Government & Agency Obligations	$110,527,741	—	$110,527,741	—
Foreign Government Obligations	15,418,262	—	15,418,262	—
Corporate Bonds	46,391,173	—	46,391,173	—
Collateralized Mortgage Obligations	12,648,120	—	12,176,720	$471,400
Asset Backed Securities	6,380,673	—	4,917,281	1,463,392
Preferred Securities	636,000	$636,000	—	—
Options Purchased	43,991	—	43,991	—
Short-Term Investments	4,425,892	—	4,425,892	—
Total Investments in Securities	$196,471,852	$636,000	$193,901,060	$1,934,792
Other Financial Instruments:
Futures	$41,047	$41,047	—	—
Forward Foreign Currency Contracts	($37,877)	—	($37,877)	—
Written Options	($249,456)	(6,835)	($225,956)	($16,665)
Interest Rate Swaps	($85,861)	—	($85,861)	—
Credit Default Swaps	$204,149	—	$204,149	—

Short Term Government Income Trust
U.S. Government & Agency Obligations	$556,391,573	—	$556,391,573	—
Collateralized Mortgage Obligations	19,700,895	—	19,700,895	—
Preferred Securities	178,699	$178,699	—	—
Securities Lending Collateral	5,650,087	5,650,087	—	—
Short-Term Investments	1,721,000	—	1,721,000	—
Total Investments in Securities	$583,642,254	$5,828,786	$577,813,468	—

Strategic Income Opportunities Trust
Foreign Government Obligations	$97,212,708	—	$97,212,708	—
Corporate Bonds	237,140,191	—	223,361,662	$13,778,529
Capital Preferred Securities	6,291,969	—	6,047,469	244,500
Convertible Bonds	13,247,829	—	13,247,829	—
Municipal Bonds	15,901,033	—	15,901,033	—
Term Loans	23,382,922	—	19,084,422	4,298,500
Collateralized Mortgage Obligations	18,604,740	—	15,529,849	3,074,891
Asset Backed Securities	2,828,630	—	2,544,980	283,650
Common Stocks	13,162,476	$12,988,647	18,965	154,864
Preferred Securities	17,177,562	16,719,237	458,325	—
Options Purchased	1,311,051	—	1,311,051	—
Short-Term Investments	53,175	—	53,175	—
Total Investments in Securities	$446,314,286	$29,707,884	$394,771,468	$21,834,934
Other Financial Instruments:
Futures	($303,717)	($303,717)	—	—

56

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-11	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Strategic Income Opportunities Trust (continued)
Forward Foreign Currency Contracts	$1,205,444	—	$1,205,444	—
Written Options	($396,836)	—	($396,836)	—

Total Return Trust
U.S. Government & Agency Obligations	$1,126,887,591	—	$1,126,887,591	—
Foreign Government Obligations	979,984,071	—	979,984,071	—
Corporate Bonds	967,262,868	—	966,601,368	$661,500
Capital Preferred Securities	25,077,435	—	25,077,435	—
Convertible Bonds	18,377,000	—	18,377,000	—
Municipal Bonds	108,588,188	—	108,588,188	—
Term Loans	8,104,005	—	8,104,005	—
Collateralized Mortgage Obligations	228,398,630	—	217,299,830	11,098,800
Asset Backed Securities	92,182,001	—	90,811,160	1,370,841
Preferred Securities	8,036,351	—	—	8,036,351
Options Purchased	280,521	—	280,521	—
Short-Term Investments	444,776,719	—	444,776,719	—
Total Investments in Securities	$4,007,955,380	—	$3,986,787,888	$21,167,492
Other Financial Instruments:
Futures	$13,912,999	$13,912,999	—	—
Forward Foreign Currency Contracts	($7,001,000)	—	($7,001,000)	—
Written Options	($7,709,345)	($264,038)	($7,144,647)	($300,660)
Interest Rate Swaps	$1,633,761	—	$1,633,761	—
Credit Default Swaps	$6,877,657	—	$6,877,657	—

Ultra Short Term Bond Trust
U.S. Government & Agency Obligations	$33,930,213	—	$33,930,213	—
Corporate Bonds	26,351,353	—	26,351,353	—
Asset Backed Securities	15,108,087	—	14,780,316	$327,771
Short-Term Investments	1,489,223	—	1,489,223	—
Total Investments in Securities	$76,878,876	—	$76,551,105	$327,771

As of June 30, 2010, all investments for Money Market Trust and Money Market Trust B were categorized as Level 2 under hierarchy described above.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six months ended June 30, 2011 there were no significant transfers in or out of Level 1 or Level 2 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

Active Bond Trust
	Corporate Bonds	Term Loans	Collateralized Mortgage Obligations	Asset Backed Securities	Common Stocks	Preferred Securities	Total
Balance as of 12-31-10	$1,682,500	—	$4,530,768	$5,334,708	$90,785	$1,771,913	$13,410,674
Realized gain (loss)	(703,655)	—	—	(7,212,909)	—	—	(7,916,564)
Changed in unrealized appreciation (depreciation)	668,834	—	3,898	8,543,402	—	—	9,216,134
Purchases	122,513	$3,255,000	784,370	2,328,013	—	—	6,489,896
Sales	(59,109)	—	(27,724)	(5,676,694)	—	—	(5,763,527)
Transfers into Level 3	1	—	—	—	—	—	1
Transfers out of Level 3	(60,844)	—	—	—	(90,785)	(1,771,913)	(1,923,542)
Balance as of 6-30-11	$1,650,240	$3,255,000	$5,291,312	$3,316,520	—	—	$13,513,072
Change in unrealized at period end*	($38,356)	—	$3,898	($9,918)	—	—	($44,376)

Core Bond Trust
	U.S. Government & Agency Obligations	Collateralized Mortgage Obligations	Asset Backed Securities	Total
Balance as of 12-31-10	$9,753,018	$17,284,821	—	$27,037,839
Realized gain (loss)	—	312,959		312,959
Changed in unrealized appreciation (depreciation)	115,774	41,450	$253,811	411,035
Purchases	(1,175,810)	4,425,973	49,899,122	53,149,285
Sales	(5,173,000)	(7,987,530)		(13,160,530)
Transfers into Level 3	—			—
Transfers out of Level 3	—	(7,994,045)		(7,994,045)
Balance as of 6-30-11	$3,519,982	$6,083,628	$50,152,933	$59,756,543
Change in unrealized at period end*	$74,857	$179,763	$253,811	$508,431

57

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Global Bond Trust
	Corporate Bonds	Asset Backed Securities	Preferred Securities	Options Purchased	Total	Written Options	Swaps
Balance as of 12-31-10	$1,596,825	$7,116,476	$1,786,828	—	$10,500,129	—	—
Realized gain (loss)	(203,881)	8,020	—	—	(195,861)	—	—
Changed in unrealized appreciation (depreciation)	199,787	483,879	146,484	($1,377)	828,773	$33,961	($319,078)
Purchases	1,952,132	9,785,988	—	1,406	11,739,526	(69,638)	(4,008)
Sales	(1,554,420)	(344,283)	—	—	(1,898,703)	—	—
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	—	(2,817,380)	—	—	(2,817,380)	—	—
Balance as of 6-30-11	$1,990,443	$14,232,700	$1,933,312	$29	$18,156,484	($35,677)	($323,086)
Change in unrealized at period end*	$34,504	$483,879	$146,484	($1,377)	$663,490	$33,961	($319,078)

High Yield Trust
	Foreign Government Obligations	Corporate Bonds	Term Loans	Common Stocks	Preferred Securities	Warrants	Total
Balance as of 12-31-10	$89,960	$154,700	$9,897	—	$101,280	$256,114	$611,951
Realized gain (loss)	—	587,541	21	—	—	—	587,562
Changed in unrealized appreciation (depreciation)	4,325	(55,403)	(21)	($1,543,590)	4,220	(52,989)	(1,643,458)
Purchases	—	1,429,910	7,441,406	6,188,953	—	—	15,060,269
Sales	—	(587,541)	(7,441,406)	—	—	—	(8,028,947)
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	—	(154,700)	—	—	—	—	(154,700)
Balance as of 6-30-11	$94,285	$1,374,507	$9,897	$4,645,363	$105,500	$203,125	$6,432,677
Change in unrealized at period end*	$4,325	($55,403)	($3,941,720)	340,409	$4,220	($52,989)	($3,701,158)

Real Return Bond Trust
	Collateralized Mortgage Obligations	Asset Backed Securities	Total	Written Options
Balance as of 12-31-10	$797,283	$1,808,486	$2,605,769	—
Realized gain (loss)	—	(84,449)	(84,449)	—
Changed in unrealized appreciation (depreciation)	1,920	141,355	143,275	$29,354
Purchases	471,822	864,261	1,336,083	—
Sales	(500,000)	(650,261)	(1,150,261)	—
Transfers into Level 3	—	—	—	(46,019)
Transfers out of Level 3	(299,625)	(616,000)	(915,625)	—
Balance as of 6-30-11	$471,400	$1,463,392	$1,934,792	($16,665)
Change in unrealized at period end*	($514)	$70,101	$69,587	$29,354

Strategic Income Opportunities Trust
	Corporate Bonds	Capital Preferred Securities	Term Loans	Collateralized Mortgage Obligations	Asset Backed Securities	Common Stocks	Preferred Securities	Total
Balance as of 12-31-10	$12,362,473	—	—	$2,736,293	$890,068	$194,822	$675,747	$16,859,403
Realized gain (loss)	(1,844,359)	—	—	—	—	—	—	(1,844,359)
Changed in unrealized appreciation (depreciation)	1,893,472	($3,000)	($121,361)	37,508	(8,006)	(10,212)	—	1,788,401
Purchases	5,004,118	247,500	4,419,861	315,965	291,656	—	—	10,279,100
Sales	(3,117,036)	—	—	(14,875)	—	—	—	(3,131,911)
Transfers into Level 3	11	—	—	—	—	—	—	11
Transfers out of Level 3	(520,150)	—	—	—	(890,068)	(29,746)	(675,747)	(2,115,711)
Balance as of 6-30-11	$13,778,529	$244,500	$4,298,500	$3,074,891	$283,650	$154,864	—	$21,834,934
Change in unrealized at period end*	($50,165)	($3,435)	(121,361)	$37,508	($8,218)	($10,212)	—	($155,883)

*	Change in unrealized appreciation (depreciation) attributable to level 3 securities held at the period end.

In order to value the securities, the Portfolios use the following valuation techniques. Equity securities held by the Portfolios are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Portfolios in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Investments by the Portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Trust’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities

58

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Trust may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

New accounting pronouncements   In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Portfolios’ financial statements.

In April 2011, Accounting Standards Update 2011-03 (ASU 2011-03), Reconsideration of Effective Control for Repurchase Agreements, was issued and is effective for the first interim and annual periods beginning after December 15, 2011. ASU 2011-03 amends Financial Accounting Standards Board (FASB) Topic 460, Transfers and Servicing. The main objective of the update is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Management is currently evaluating the application of ASU 2011-03 and its impact, if any, on the Portfolios’ financial statements.

Repurchase agreements  The Portfolios may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Portfolio’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Portfolios.

When-issued/delayed delivery securities   The Portfolios may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time that a Portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Portfolio’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Portfolio until payment takes place. At the time that a Portfolio enters into this type of transaction, the Portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Term loans (Floating rate loans)   Certain Portfolios may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Portfolio’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Portfolio’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Portfolio’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Portfolio may have limited rights to enforce the terms of an underlying loan.

At June 30, 2011, High Yield Trust had $310,986 in unfunded loan commitments outstanding.

Security transactions and related investment income  Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Portfolio becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Inflation indexed bonds   Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted to a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities reduce interest income to the extent of income recorded in the current fiscal period. Excess amounts are recorded as an adjustment to cost.

Payment-in-kind bonds  The Portfolios may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The Portfolios accrue income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the Portfolios may need to sell other investments to make distributions.

Real estate investment trusts   From time to time, the Portfolios may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

Securities lending  Certain Portfolios may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. A Portfolio will invest its collateral in JHCIT, an affiliate of the Portfolios, and as a result, the Portfolio will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline

59

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

in value. The Portfolio may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Foreign currency translation   Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Portfolios that invest internationally generally carry more risk than Funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

The Portfolios may be subject to capital gains and repatriation taxes as imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Stripped securities  Stripped mortgage backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolios may fail to fully receive its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Line of credit  The Portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Portfolio to make properly authorized payments. The Portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Portfolio property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, effective March 30, 2011, the Portfolios and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $200 million unsecured committed line of credit. Prior to March 30, 2011, the Portfolio had a similar agreement with State Street Bank and Trust Company. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the six months ended June 30, 2011, the Portfolios had no borrowings under the line of credit.

Expenses  The majority of expenses are directly attributable to an individual Portfolio. Expenses that are not readily attributable to a specific Portfolio are allocated among all Portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the Portfolio’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations  Income, common expenses and realized and unrealized gains (losses) are determined at the Portfolio level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the NAV of the class and the applicable specific expense rates.

Federal income taxes  The Portfolios intend to continue to qualify as regulated investment companies by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, certain Portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforward available as of December 31, 2010.

	CAPITAL LOSS CARRYFORWARDS EXPIRING AT DECEMBER 31
PORTFOLIO	2011	2012	2013	2014	2015	2016	2017	2018
Active Bond Trust	—	—	—	—	—	—	$9,673,113	—
Global Bond Trust	—	—	—	—	—	—	37,994,566	—
High Yield Trust	$21,039,147	—	—	$6,065,748	—	$85,323,973	217,452,219	—
Income Trust	—	—	—	—	$64,386	32,447,294	30,421,084	$7,902,499
Investment Quality Bond Trust	2,513,599	$413,477	—	1,807,662	—	8,251,460	6,657,180	—
Real Return Bond Trust	—	—	—	—	—	—	39,674,662	3,252,860
Short Term Government Income Trust *	1,091,820	3,171,452	$841,336	1,762,463	6,266,872	—	49,933,390	—
Strategic Income Opportunities Trust *	—	—	2,332,326	2,558,125	—	45,903,299	29,809,523	—
Ultra Short Term Bond Trust	—	—	—	—	—	—	—	59,426

*	Availability of a certain amount of the loss carryforwards, which were acquired in a merger, may be limited in a given year.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Portfolios will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of December 31, 2010, the Portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

60

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The costs of investments owned on June 30, 2011, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Active Bond Trust	$1,413,837,690	$79,248,457	($60,016,816)	$19,231,641
Bond Trust	5,476,741,754	77,353,084	(33,209,203)	44,143,881
Bond PS Series	24,724,777	62,986	(191,470)	(128,484)
Core Bond Trust	2,116,783,906	14,261,061	(8,196,037)	6,065,024
Global Bond Trust	1,067,891,889	46,006,234	(30,487,777)	15,518,457
High Yield Trust	270,007,071	15,912,862	(35,374,079)	(19,461,217)
Income Trust	464,832,299	46,913,463	(40,738,048)	6,175,415
Investment Quality Bond Trust	410,954,958	19,246,616	(1,928,642)	17,317,974
New Income Trust	2,887,901,356	76,954,346	(9,132,917)	67,821,429
Real Return Bond Trust	195,905,778	1,249,239	(683,165)	566,074
Short Term Government Income Trust	579,224,449	7,934,778	(3,516,973)	4,417,805
Strategic Income Opportunities Trust	418,994,775	42,385,257	(15,065,746)	27,319,511
Total Return Trust	3,953,568,977	100,890,734	(46,504,331)	54,386,403
Ultra Short Term Bond Trust	77,405,034	38,602	(564,760)	(526,158)

Distribution of income and gains   Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Portfolios generally declare and pay dividends and capital gain distributions, if any, at least annually with the exception of Money Market Trust and Money Market Trust B. Money Market Trust and Money Market Trust B will declare and pay dividends daily from net investment income, if any. Capital gain distributions, if any, are distributed annually.

Distributions paid by the Portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Portfolio’s financial statements as a return of capital. The final determination of tax characteristics of the Portfolio’s distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to defaulted bonds, foreign currency transactions, expiration of capital loss carryforwards, derivative transactions, amortization and accretion on debt securities, merger related transactions, straddle loss deferrals, wash sale loss deferrals, tender offer reclasses, Treasury Inflation Protected Securities and start up costs.

3.  DERIVATIVE INSTRUMENTS  The Portfolios may invest in derivatives in order to meet their investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Portfolios to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Portfolios will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Portfolios will succeed in enforcing them.

Futures  A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statements of Assets and Liabilities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) is recorded by the Portfolio.

The following table summarizes the contracts held at June 30, 2011 and the range of futures contracts notional amounts held by the Portfolios during the six month period ended June 30, 2011. In addition the table details how the Portfolios used futures contracts during the six months ended June 30, 2011.

Active Bond Trust

The Portfolio used futures contracts to manage duration. During the six months ended June 30, 2011, the Portfolio held futures contracts with total notional absolute values ranging from approximately $15.3 million to $28.5 million, as measured at each quarter end.

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Active Bond Trust	U.S. Treasury 30-Year Bond Futures	35	Long	Sep 2011	$4,306,094	($33,458)
	U.S. Treasury Ultra Long Bond Futures	29	Long	Sep 2011	3,661,250	(67,419)
	U.S. Treasury 5-Year Note Futures	95	Short	Sep 2011	(11,323,555)	(73,745)
	U.S. Treasury 10-Year Note Futures	75	Short	Sep 2011	(9,174,609)	48,171
						($126,451)

Bond Trust

The Portfolio used futures contracts to manage duration. During the six months ended June 30, 2011, the Portfolio held futures contracts with total notional absolute values ranging from approximately $89.9 million to $290.7 million, as measured at each quarter end.

61

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bond Trust	U.S. Treasury 30-Year Bond Futures	197	Long	Sep 2011	$24,237,156	($188,323)
	U.S. Treasury Ultra Long Bond Futures	240	Long	Sep 2011	30,300,000	(557,965)
	U.S. Treasury 5-Year Note Futures	550	Short	Sep 2011	(65,557,422)	(426,947)
	U.S. Treasury 10-Year Note Futures	1,395	Short	Sep 2011	(170,647,734)	(24,848)
						($1,198,083)

Bond PS Series

The Portfolio used futures contracts to manage duration. During the period ended June 30, 2011, the Portfolio held futures contracts with total notional absolute values ranging up to $2.1 million, as measured at each quarter end.

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bond PS Series	U.S. Treasury Ultra Long Bond Futures	1	Long	Sep 2011	$126,250	($2,325)
	U.S. Treasury 10-Year Note Futures	16	Short	Sep 2011	(1,957,250)	(11,110)
						($13,435)

Global Bond Trust

The Portfolio used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the Portfolio and as a substitute for securities purchased. During the six months ended June 30, 2011, the Portfolio held futures contracts with total notional absolute values ranging from approximately $99.1 million to $2.1 billion, as measured at each quarter end.

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Global Bond Trust	5-Year German Euro-BOBL Futures	66	Long	Aug 2011	$479	—
	5-Year German Euro-BOBL Futures	73	Long	Aug 2011	529	($90)
	5-Year German Euro-BOBL Futures	654	Long	Sep 2011	110,564,224	(64,693)
	10-Year German Euro-BUND Futures	104	Long	Aug 2011	1,508	(128)
	10-Year German Euro-BUND Futures	1,010	Long	Sep 2011	183,784,427	351,373
	10-Year Government of Canada Bond Futures	194	Long	Sep 2011	24,940,702	8,660
	10-Year Government of Japan Bond Futures	10	Long	Sep 2011	17,519,409	58,338
	EUX APUT Euro-BOBL Futures	130	Long	Aug 2011	943	(424)
	EUX APUT Euro-BUND Futures	57	Long	Aug 2011	827	(70)
	U.K. Long Gilt Bond Futures	160	Long	Sep 2011	30,853,577	30,622
	U.S. Treasury 10-Year Note Futures	69	Long	Sep 2011	8,440,641	(28,106)
						$355,482

High Yield Trust

The Portfolio used futures contracts to manage against anticipated interest rate changes. During the six months ended June 30, 2011, the Portfolio held futures contracts with total notional absolute values ranging from approximately $31.3 million to $31.9 million, as measured at each quarter end.

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
High Yield Trust	U.S. Treasury Long-Term Bond Futures	49	Long	Sep 2011	$6,186,250	($53,589)
	U.S. Treasury 5-Year Note Futures	216	Short	Sep 2011	(25,746,188)	(168,546)
						($222,135)

Investment Quality Bond Trust

The Portfolio used futures contracts to manage duration, manage against anticipated interest rate changes and as a substitute for securities purchased. During the six months ended June 30, 2011, the Portfolio held futures contracts with total notional absolute values ranging from approximately $61.3 million to $121.0 million, as measured at each quarter end.

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Investment Quality Bond Trust	German Euro BOBL Futures	78	Long	Sep 2011	$13,186,559	($45,277)
	U.K. Long Gilt Bond Futures	51	Long	Sep 2011	9,834,578	(44,258)
	U.S. Treasury 2-Year Note Futures	72	Long	Sep 2011	15,792,750	35,826
	U.S. Treasury 5-Year Note Futures	203	Long	Sep 2011	24,196,649	(3,221)
	U.S. Treasury Ultra Long Bond Futures	15	Long	Sep 2011	1,893,750	(39,737)
	10-Year Australian Treasury Bond Futures	22	Short	Sep 2011	(2,502,534)	(1,005)
	10-Year Canadian Government Bond Futures	39	Short	Sep 2011	(5,013,852)	13,184
	U.S. Treasury 10-Year Note Futures	177	Short	Sep 2011	(21,652,078)	(113,333)

62

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Investment Quality Bond Trust (continued)	U.S. Treasury 30-Year Bond Futures	16	Short	Sep 2011	($1,968,500)	$13,100
						($184,721)

New Income Trust

The Portfolio used futures contracts to manage duration and manage against anticipated interest rate changes. During the six months ended June 30, 2011, the Portfolio held futures contracts with total notional absolute values up to approximately $214.1 million, as measured at each quarter end.

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
New Income Trust	U.S. Treasury Ultra Long Bond Futures	2	Long	Sep 2011	$252,500	($2,815)
	U.S. Treasury 5-Year Note Futures	1,406	Short	Sep 2011	(167,588,610)	(906,344)
	U.S. Treasury 10-Year Note Futures	378	Short	Sep 2011	(46,240,031)	(150,701)
						($1,059,860)

Real Return Bond Trust

The Portfolio used futures contracts to manage duration, manage against anticipated interest rate changes and as a substitute for securities purchased. During the six months ended June 30, 2011, the Portfolio held futures contracts with total notional absolute values ranging from approximately $21.6 million to $33.5 million, as measured at each quarter end.

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Real Return Bond Trust	Eurodollar Futures	24	Long	Sep 2011	$5,979,300	$5,293
	Eurodollar Futures	19	Long	Dec 2011	4,730,050	7,050
	Eurodollar Futures	37	Long	Mar 2012	9,205,137	25,775
	Eurodollar Futures	7	Long	Jun 2012	1,739,238	6,107
	Eurodollar Futures	16	Long	Sep 2012	3,967,200	8,756
	Eurodollar Futures	10	Long	Dec 2012	2,473,250	(668)
	Eurodollar Futures	6	Long	Mar 2013	1,480,200	(3,835)
	Eurodollar Futures	16	Long	Jun 2013	3,936,600	(7,431)
						$41,047

Strategic Income Opportunities Trust

The Portfolio used futures contracts to manage duration. During the six months ended June 30, 2011, the Portfolio held futures contracts with total notional absolute values ranging up to $58.5 million, as measured at each quarter end.

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Strategic Income Opportunities Trust	U.S. Treasury 10-Year Note Futures	478	Short	Sep 2011	($58,472,844)	($303,717)
						($303,717)

Total Return Trust

The Portfolio used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the Portfolio and as a substitute for securities purchased. During the six months ended June 30, 2011, the Portfolio held futures contracts with total notional absolute values ranging from approximately $2.4 billion to $6.0 billion, as measured at each quarter end.

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Total Return Trust	3-Month EURIBOR Futures	103	Long	Jun 2012	$36,575,856	$69,074
	3-Month EURIBOR Futures	103	Long	Sep 2012	36,545,983	85,768
	3-Month EURIBOR Futures	103	Long	Dec 2012	36,504,907	93,400
	3-Month EURIBOR Futures	103	Long	Mar 2013	36,471,300	95,321
	Eurodollar Futures	382	Long	Jun 2013	93,986,325	(241,460)
	Eurodollar Futures	1,490	Long	Dec 2011	370,935,500	778,793
	Eurodollar Futures	346	Long	Sep 2011	86,201,575	51,308
	Eurodollar Futures	6,182	Long	Jun 2012	1,535,995,175	5,147,083
	Eurodollar Futures	2,701	Long	Sep 2012	669,712,950	103,719
	Eurodollar Futures	815	Long	Dec 2012	201,569,875	(201,424)
	Eurodollar Futures	9,080	Long	Mar 2012	2,258,990,500	8,808,205
	Eurodollar Futures	171	Long	Dec 2013	41,845,838	(79,512)
	Eurodollar Futures	1,397	Long	Mar 2013	344,639,900	(390,603)

63

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Total Return Trust, continued	Eurodollar Futures	325	Long	Sep 2013	$79,750,938	($154,263)
	Eurodollar Futures	278	Long	Mar 2014	67,852,850	(149,204)
	Eurodollar Futures	54	Long	Jun 2014	13,144,950	(26,192)
	Eurodollar Futures	90	Long	Dec 2012	22,259,250	(28,203)
	German Euro-BUND Futures	41	Long	Sep 2011	7,460,556	(38,392)
	U.S. Treasury 2-Year Note Futures	127	Long	Sep 2011	27,856,656	61,347
	U.S. Treasury 10-Year Note Futures	54	Short	Sep 2011	(6,605,719)	(71,766)
						$13,912,999

Forward foreign currency contracts   A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Portfolio’s total return, and the potential for losses in excess of the amounts recognized on the Statements of Assets and Liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Portfolio as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

The following table summarizes the contracts held at June 30, 2011 and the range of notional contracts amounts held by the Portfolios during the six months ended June 30, 2011. In addition, the table details how the Portfolios used forward foreign currency contracts during the six months ended June 30, 2011.

Active Bond Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the six months ended June 30, 2011, the Portfolio held forward foreign currency contracts with total USD notional absolute values ranging from approximately $2.0 million to $5.6 million, as measured at each quarter end.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	AMOUNT COVERED BY CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Active Bond Trust	SELLS
	Pound Sterling	1,245,344	$1,993,746	Bank of Nova Scotia	9/28/2011	($2,872)
			$1,993,746			($2,872)

Global Bond Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currency and maintain diversity and liquidity of the Portfolio. During the six months ended June 30, 2011, the Portfolio held forward foreign currency contracts with total USD notional absolute values ranging from approximately $995.2 million to $1.0 billion, as measured at each quarter end.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	AMOUNT COVERED BY CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Global Bond Trust	BUYS
	Australian Dollar	500,000	$526,705	Deutsche Bank AG London	7/5/2011	$9,570
	Brazilian Real	688,297	427,726	Barclays Capital	8/2/2011	7,774
	Brazilian Real	688,297	425,768	UBS AG	9/2/2011	12,499
	Canadian Dollar	34,000	34,574	BNP Paribas SA	9/19/2011	613
	Canadian Dollar	2,034,000	2,072,032	Royal Bank of Canada	9/19/2011	32,995
	Chinese Yuan Renminbi	7,648,395	1,151,000	Bank of America N.A.	9/14/2011	33,304
	Chinese Yuan Renminbi	7,529,760	1,134,000	Citibank N.A.	9/14/2011	31,934
	Chinese Yuan Renminbi	21,778,848	3,276,000	HSBC Bank	9/14/2011	96,313
	Chinese Yuan Renminbi	44,438,815	6,675,000	JPMorgan Chase Bank	9/14/2011	206,062
	Chinese Yuan Renminbi	1,174,000	182,724	Barclays Capital	11/15/2011	(433)
	Chinese Yuan Renminbi	7,061,479	1,086,967	Citibank N.A.	11/15/2011	9,493
	Chinese Yuan Renminbi	2,884,000	449,011	JPMorgan Chase Bank	11/15/2011	(1,203)
	Chinese Yuan Renminbi	32,359,817	5,047,152	Barclays Capital	2/13/2012	(394)
	Chinese Yuan Renminbi	20,000,000	3,192,848	Deutsche Bank AG London	8/5/2013	35,883
	Chinese Yuan Renminbi	45,000,000	7,219,637	Goldman Sachs International	8/5/2013	45,008
	Chinese Yuan Renminbi	6,596,140	1,084,000	Barclays Capital	4/25/2014	(4,929)
	Chinese Yuan Renminbi	12,873,275	2,114,000	Citibank N.A.	4/25/2014	(8,045)
	Chinese Yuan Renminbi	4,500,510	739,000	Goldman Sachs International	4/25/2014	(2,756)

64

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	AMOUNT COVERED BY CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Global Bond Trust, continued	BUYS
	Chinese Yuan Renminbi	4,399,455	$723,000	HSBC Bank	4/25/2014	($3,288)
	Chinese Yuan Renminbi	7,369,915	1,210,000	JPMorgan Chase Bank	4/25/2014	(4,346)
	Chinese Yuan Renminbi	7,499,973	1,229,000	The Royal Bank of Scotland PLC	4/25/2014	(2,070)
	Chinese Yuan Renminbi	8,792,825	1,445,000	UBS AG	4/25/2014	(6,571)
	Chinese Yuan Renminbi	4,482,200	730,000	Bank of America N.A.	9/8/2015	22,378
	Chinese Yuan Renminbi	8,950,800	1,468,946	Barclays Capital	9/8/2015	33,528
	Chinese Yuan Renminbi	32,283,693	5,336,196	Citibank N.A.	9/8/2015	82,917
	Chinese Yuan Renminbi	6,380,000	1,055,680	JPMorgan Chase Bank	9/8/2015	15,262
	Chinese Yuan Renminbi	4,368,300	710,000	Morgan Stanley & Company, Inc.	9/8/2015	23,259
	Danish Krone	32,480,000	6,447,488	Citibank N.A.	8/8/2011	(137,599)
	Euro	12,552,000	17,948,268	BNP Paribas SA	7/5/2011	254,011
	Euro	7,547,000	10,763,607	JPMorgan Chase Bank	7/5/2011	180,673
	Euro	1,029,000	1,449,820	Bank of America N.A.	7/18/2011	41,840
	Euro	4,782,000	6,889,844	Barclays Capital	7/18/2011	42,244
	Euro	32,902,000	47,687,261	BNP Paribas SA	7/18/2011	8,170
	Euro	25,607,000	36,985,103	Citibank N.A.	7/18/2011	135,342
	Euro	1,658,000	2,361,856	Credit Suisse International	7/18/2011	41,616
	Euro	275,000	394,294	HSBC Bank	7/18/2011	4,352
	Euro	16,257,000	23,219,942	Royal Bank of Canada	7/18/2011	346,547
	Euro	15,259,000	22,579,891	The Royal Bank of Scotland PLC	7/18/2011	(460,124)
	Indian Rupee	414,540,490	8,844,048	Citibank N.A.	8/12/2011	371,299
	Indian Rupee	43,400,000	928,342	Deutsche Bank AG London	8/12/2011	36,452
	Indian Rupee	45,523,006	979,305	HSBC Bank	8/12/2011	32,683
	Indian Rupee	14,764,826	317,779	The Royal Bank of Scotland PLC	8/12/2011	10,447
	Indonesian Rupiah	10,953,060,000	1,187,194	Citibank N.A.	7/27/2011	85,947
	Indonesian Rupiah	11,626,540,000	1,239,635	HSBC Bank USA	7/27/2011	111,789
	Indonesian Rupiah	2,798,000,000	304,826	JPMorgan Chase Bank	7/27/2011	20,402
	Indonesian Rupiah	5,426,000,000	585,013	Deutsche Bank AG London	10/31/2011	36,107
	Indonesian Rupiah	11,453,890,000	1,240,730	Royal Bank of Scotland PLC	10/31/2011	70,410
	Indonesian Rupiah	25,281,600,000	2,797,566	Citibank N.A.	1/31/2012	59,028
	Japanese Yen	23,807,616,000	297,268,576	BNP Paribas SA	7/27/2011	(1,498,966)
	Malaysian Ringgit	700,000	227,457	Barclays Capital	8/11/2011	3,733
	Malaysian Ringgit	2,800,000	908,716	Citibank N.A.	8/11/2011	16,044
	Malaysian Ringgit	1,190,632	386,883	HSBC Bank	8/11/2011	6,349
	Malaysian Ringgit	700,000	227,162	JPMorgan Chase Bank	8/11/2011	4,028
	Mexican Peso	14,690,660	1,264,972	Citibank N.A.	7/7/2011	(10,479)
	Mexican Peso	2,167,082	177,000	Deutsche Bank AG London	7/7/2011	8,056
	Mexican Peso	202,599,946	16,641,873	HSBC Bank	7/7/2011	658,931
	Mexican Peso	20,285,707	1,745,000	Morgan Stanley & Company, Inc.	7/7/2011	(12,724)
	Mexican Peso	35,394,522	2,921,000	UBS AG	7/7/2011	101,477
	Mexican Peso	50,944,274	4,329,000	Barclays Capital	11/18/2011	(30,749)
	Mexican Peso	14,137,200	1,200,000	BNP Paribas SA	11/18/2011	(7,221)
	Mexican Peso	24,687,914	2,091,000	Citibank N.A.	11/18/2011	(8,041)
	Mexican Peso	30,311,491	2,577,000	HSBC Bank USA	11/18/2011	(19,570)
	Mexican Peso	158,410,748	13,283,093	Morgan Stanley & Company, Inc.	11/18/2011	82,279
	Norwegian Krone	1,864,000	334,446	Bank of America N.A.	8/8/2011	10,335
	Norwegian Krone	65,897,000	12,432,399	Morgan Stanley & Company, Inc.	8/8/2011	(243,547)
	Norwegian Krone	9,976,000	1,793,438	Royal Bank of Canada	8/8/2011	51,805
	Philippine Peso	80,000,000	1,844,020	Citibank N.A.	3/15/2012	(28,271)
	Philippine Peso	260,256,860	5,987,045	JPMorgan Chase Bank	3/15/2012	(80,032)
	Pound Sterling	702,000	1,135,372	Royal Bank of Canada	9/13/2011	(9,676)
	Singapore Dollar	664,827	519,975	Barclays Capital	9/9/2011	21,337
	Singapore Dollar	300,000	234,536	Citibank N.A.	9/9/2011	9,728
	Singapore Dollar	200,000	156,357	JPMorgan Chase Bank	9/9/2011	6,486
	Singapore Dollar	200,000	155,557	The Royal Bank of Scotland PLC	9/9/2011	7,289
	South African Rand	273,692	40,008	JPMorgan Chase Bank	7/28/2011	337
	South African Rand	273,692	38,897	HSBC Bank	10/28/2011	908
	South Korean Won	2,485,650,000	2,190,000	Barclays Capital	8/12/2011	138,393
	South Korean Won	2,450,293,089	2,232,918	JPMorgan Chase Bank	8/12/2011	62,354
	South Korean Won	5,918,309,700	5,369,394	Morgan Stanley & Company, Inc.	8/12/2011	174,487

65

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	AMOUNT COVERED BY CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Global Bond Trust, continued	BUYS
	South Korean Won	3,757,000,000	$3,364,980	The Royal Bank of Scotland PLC	8/12/2011	$154,329
	Swedish Krona	32,509,000	5,348,158	Citibank N.A.	8/8/2011	(218,581)
	Taiwan Dollar	20,000,000	698,568	Barclays Capital	1/11/2012	802
	Taiwan Dollar	74,714,605	2,602,299	JPMorgan Chase Bank	1/11/2012	10,358
			$637,624,877			$1,318,381

	SELLS
	Australian Dollar	25,633,000	$26,712,149	Deutsche Bank AG London	7/29/2011	($696,917)
	Brazilian Real	688,297	430,455	Barclays Capital	8/2/2011	(7,813)
	Canadian Dollar	14,409,000	14,626,570	Deutsche Bank AG London	9/19/2011	(285,592)
	Canadian Dollar	5,886,000	5,968,648	Royal Bank of Canada	9/19/2011	(122,891)
	Chilean Peso	10,248,800	21,502	JPMorgan Chase Bank	10/26/2011	(133)
	Chinese Yuan Renminbi	20,000,000	3,101,256	Deutsche Bank AG London	9/14/2011	4,386
	Euro	1,200,000	1,739,118	JPMorgan Chase Bank	7/6/2011	(1,013)
	Euro	24,490,000	35,394,758	Barclays Capital	7/18/2011	(106,461)
	Euro	10,761,000	15,390,862	BNP Paribas SA	7/18/2011	(208,510)
	Euro	15,929,000	23,236,545	Citibank N.A.	7/18/2011	145,532
	Euro	9,579,000	13,782,968	Credit Suisse London	7/18/2011	(102,951)
	Euro	3,282,000	4,791,507	Deutsche Bank AG London	7/18/2011	33,851
	Euro	5,822,000	8,400,622	JPMorgan Chase Bank	7/18/2011	(39,071)
	Euro	1,801,000	2,550,936	Royal Bank of Canada	7/18/2011	(59,831)
	Euro	23,952,000	34,319,918	Royal Bank of Scotland PLC	7/18/2011	(401,404)
	Indian Rupee	286,951,830	6,346,000	Barclays Capital	8/12/2011	(33,017)
	Indian Rupee	90,760,000	2,000,000	JPMorgan Chase Bank	8/12/2011	(17,619)
	Indian Rupee	74,312,640	1,647,000	Morgan Stanley & Company, Inc.	8/12/2011	(4,990)
	Indonesian Rupiah	35,678,610,000	4,059,000	Citibank N.A.	7/27/2011	(88,143)
	Indonesian Rupiah	10,750,740,000	1,253,000	JPMorgan Chase Bank	7/27/2011	3,376
	Japanese Yen	2,670,000,000	33,291,978	The Royal Bank of Scotland PLC	9/26/2011	108,404
	Malaysian Ringgit	23,190	7,495	Citibank N.A.	8/11/2011	(164)
	Mexican Peso	30,239,315	2,501,850	Citibank N.A.	7/7/2011	(80,404)
	Mexican Peso	65,939,449	5,473,000	HSBC Bank	7/7/2011	(157,828)
	Mexican Peso	178,959,152	15,133,815	Morgan Stanley & Company, Inc.	7/7/2011	(148,209)
	Mexican Peso	15,867,930	1,334,000	Citibank N.A.	11/18/2011	(4,803)
	Mexican Peso	91,845,550	7,771,664	HSBC Bank	11/18/2011	22,506
	Mexican Peso	131,866,389	11,193,000	Morgan Stanley & Company, Inc.	11/18/2011	67,219
	Mexican Peso	30,527,890	2,596,000	UBS AG	11/18/2011	20,312
	New Zealand Dollar	28,747,000	23,083,841	Deutsche Bank AG London	7/29/2011	(694,297)
	Norwegian Krone	58,588,000	10,947,533	Barclays Capital	8/8/2011	110,614
	Norwegian Krone	23,492,000	4,354,725	HSBC Bank	8/8/2011	9,451
	Phillipine Peso	141,979,660	3,276,000	Barclays Capital	11/15/2011	33,985
	Phillipine Peso	80,519,400	1,860,000	JPMorgan Chase Bank	11/15/2011	21,391
	Phillipine Peso	44,722,600	1,030,000	Morgan Stanley & Company, Inc.	11/15/2011	8,788
	Pound Sterling	2,944,000	4,725,173	BNP Paribas SA	9/13/2011	4,305
	Pound Sterling	1,732,000	2,766,960	Citibank N.A.	9/13/2011	(10,398)
	Pound Sterling	300,000	482,840	The Royal Bank of Scotland PLC	9/13/2011	1,773
	Pound Sterling	1,847,000	3,032,798	UBS AG	9/13/2011	71,031
	Singapore Dollar	280,000	227,347	HSBC Bank	9/9/2011	(634)
	South African Rand	273,692	39,428	HSBC Bank	7/28/2011	(916)
	South Korean Won	10,314,545,250	9,528,000	JPMorgan Chase Bank	8/12/2011	(133,984)
	South Korean Won	3,950,493,690	3,630,000	Morgan Stanley & Company, Inc.	8/12/2011	(70,561)
	Swiss Franc	1,366,000	1,630,480	The Royal Bank of Scotland PLC	8/8/2011	5,412
	Taiwan Dollar	51,768,920	1,841,000	Barclays Capital	1/11/2012	30,720
			$357,531,741			($2,775,498)

High Yield Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the six months ended June 30, 2011, the Portfolio held forward foreign currency contracts with total USD notional absolute values ranging from approximately $6.8 million to $18.3 million, as measured at each quarter end.

66

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	AMOUNT COVERED BY CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
High Yield Trust	BUYS
	Euro	277,409	$411,061	Barclays Bank PLC	8/18/2011	($9,275)
	Euro	1,000,000	1,484,285	Citibank N.A.	8/18/2011	(35,932)
			$1,895,346			($45,207)

	SELLS
	Euro	625,080	$916,649	JPMorgan Chase Bank	7/15/2011	$10,443
	Euro	2,040,538	2,896,952	Citibank N.A.	8/18/2011	(58,467)
	Euro	988,476	1,433,349	UBS AG	8/18/2011	1,687
			$5,246,950			($46,337)

Investment Quality Bond Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes and gain exposure to foreign currencies. During the six months ended June 30, 2011, the Portfolio held forward foreign currency contracts with total USD notional absolute values ranging from approximately $26.8 million to $78.6 million, as measured at each quarter end.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	AMOUNT COVERED BY CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Investment Quality Bond Trust	BUYS
	Australian Dollar	1,470,000	$1,538,693	Barclays Bank PLC	9/21/2011	$22,536
	Australian Dollar	743,000	777,029	JPMorgan Chase Bank	9/21/2011	12,082
	Euro	1,189,000	1,684,076	BNP Paribas SA	9/21/2011	36,340
	New Zealand Dollar	1,963,000	1,576,701	UBS AG	9/21/2011	41,107
	Pound Sterling	354,000	579,381	Goldman Sachs International	9/21/2011	(11,777)
	Pound Sterling	478,000	782,247	Royal Bank of Canada	9/21/2011	(15,821)
	Pound Sterling	708,000	1,156,911	Royal Bank of Scotland PLC	9/21/2011	(21,703)
	Pound Sterling	479,000	783,836	UBS AG	9/21/2011	(15,806)
	Swedish Krona	9,735,000	1,574,860	Deutsche Bank AG London	9/21/2011	(42,717)
			$10,453,734			$4,241

	SELLS
	Brazilian Real	4,870,000	$2,943,843	BNP Paribas SA	9/2/2011	($137,509)
	Euro	396,000	574,097	Goldman Sachs International	9/21/2011	1,107
	Euro	793,000	1,154,795	Royal Bank of Canada	9/21/2011	7,369
	New Zealand Dollar	5,800,000	4,701,828	HSBC Bank USA	9/21/2011	(78,248)
	New Zealand Dollar	960,000	777,360	JPMorgan Chase Bank	9/21/2011	(13,825)
	New Zealand Dollar	833,000	680,928	UBS AG	9/21/2011	(5,590)
	New Zealand Dollar	832,000	686,612	Westpac Banking Corp.	9/21/2011	919
	Pound Sterling	957,000	1,565,528	Citibank N.A.	9/21/2011	31,073
	Pound Sterling	1,062,000	1,716,671	BNP Paribas SA	9/21/2011	13,859
	Swedish Krona	9,735,000	1,565,868	JPMorgan Chase Bank	9/21/2011	33,725
			$16,367,530			($147,120)

New Income Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes and gain exposure to foreign currencies. During the six months ended June 30, 2011, the Portfolio held forward foreign currency contracts with total USD notional absolute values ranging from approximately $356.7 million to $505.0 million, as measured at each quarter end.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	AMOUNT COVERED BY CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
New Income Trust	BUYS
	Brazilian Real	31,480,000	$19,724,311	Royal Bank of Canada	7/5/2011	$446,772
	Chinese Yuan Renminbi	42,000,000	6,293,078	State Street Bank London	7/8/2011	204,379
	Chinese Yuan Renminbi	47,740,000	7,321,524	Morgan Stanley Company, Inc.	12/19/2011	103,720
	Chinese Yuan Renminbi	102,140,000	15,659,640	State Street Bank London	12/19/2011	226,714
	Chinese Yuan Renminbi	97,335,000	15,251,489	Deutsche Bank AG London	6/25/2012	19,748

67

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	AMOUNT COVERED BY CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
New Income Trust, continued	BUYS
	Malaysian Ringgit	44,905,000	$14,818,420	Morgan Stanley Company, Inc.	7/13/2011	$44,355
	Malaysian Ringgit	45,960,000	15,348,292	Royal Bank of Canada	7/13/2011	(136,330)
	Malaysian Ringgit	23,900,000	7,900,826	Standard Chartered Bank	7/13/2011	9,659
	New Russian Ruble	206,695,000	7,256,912	Goldman Sachs & Company	8/18/2011	112,756
	New Russian Ruble	219,195,000	7,804,422	Morgan Stanley Company, Inc.	8/18/2011	10,931
	Norwegian Krone	45,355,000	8,223,748	Royal Bank of Canada (UK)	8/11/2011	163,821
	Norwegian Krone	36,070,000	6,567,496	Deutsche Bank AG	9/27/2011	82,185
	Polish Zloty	20,215,000	7,543,333	Deutsche Bank AG	8/8/2011	(198,583)
	Pound Sterling	4,715,000	7,690,717	Royal Bank of Scotland PLC	7/8/2011	(123,661)
	Singapore Dollar	9,490,000	7,612,004	Standard Chartered Bank	7/18/2011	114,253
	Singapore Dollar	9,435,000	7,553,439	Standard Chartered Bank	8/19/2011	128,387
	South African Rand	71,385,000	10,429,115	State Street Bank London	7/12/2011	117,524
	South Korean Won	8,524,085,000	7,756,219	Royal Bank of Canada	8/18/2011	226,407
	South Korean Won	7,898,710,000	7,282,602	State Street Bank London	8/18/2011	114,373
	Swedish Krona	144,790,000	22,567,733	Royal Bank of Canada (UK)	8/29/2011	250,650
			$210,605,320			$1,918,060

	SELLS
	Brazilian Real	31,480,000	$18,610,700	Morgan Stanley Company, Inc.	7/5/2011	($1,560,382)
	Brazilian Real	32,115,000	19,704,872	Royal Bank of Canada	10/4/2011	(471,735)
	Canadian Dollar	19,830,000	20,292,258	State Street Bank London	8/18/2011	(246,436)
	Chinese Yuan Renminbi	42,000,000	6,471,494	Credit Suisse London Branch (GFX)	7/8/2011	(25,962)
	Chinese Yuan Renminbi	55,230,000	8,594,771	Credit Suisse London Branch (GFX)	12/19/2011	4,569
	Euro	4,100,000	6,076,487	Credit Suisse Securities (Europe), Ltd.	8/8/2011	136,547
	Euro	35,870,000	50,233,603	Deutsche Bank AG	8/29/2011	(1,702,549)
	Euro	16,985,000	23,995,389	Citibank N.A.	9/28/2011	(575,988)
	Japanese Yen	645,220,000	7,895,690	Citibank N.A.	8/19/2011	(121,177)
	Japanese Yen	533,440,000	6,653,280	Goldman Sachs International	8/19/2011	25,281
	Japanese Yen	595,220,000	7,356,733	Royal Bank of Canada (UK)	8/19/2011	(38,884)
	Japanese Yen	633,460,000	7,784,761	UBS AG London	8/19/2011	(85,988)
	Japanese Yen	602,000,000	7,500,427	Royal Bank of Scotland PLC	9/28/2011	18,465
	Mexican Peso	175,800,000	14,917,394	UBS AG London	8/23/2011	(35,177)
	Polish Zloty	60,000	21,084	JPMorgan Chase Bank	8/8/2011	(715)
	Polish Zloty	20,155,000	7,267,856	Royal Bank of Canada (UK)	8/8/2011	(55,094)
	South African Rand	71,385,000	10,617,712	Deutsche Bank AG	7/12/2011	71,072
			$223,994,511			($4,664,153)

Real Return Bond Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Portfolio. During the six months ended June 30, 2011, the Portfolio held forward foreign currency contracts with total USD notional absolute values ranging from approximately $25.5 million to $36.2 million, as measured at each quarter end.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	AMOUNT COVERED BY CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Real Return Bond Trust	BUYS
	Brazilian Real	1,591,218	$984,299	UBS AG	8/2/2011	$28,896
	Brazilian Real	1,591,218	988,826	Barclays Capital	9/2/2011	17,972
	Canadian Dollar	530,000	538,003	Deutsche Bank AG London	9/19/2011	10,505
	Canadian Dollar	530,000	537,442	Royal Bank of Canada	9/19/2011	11,066
	Chinese Yuan Renminbi	461,000	71,751	Barclays Capital	11/15/2011	(170)
	Chinese Yuan Renminbi	2,775,519	427,233	Citibank N.A.	11/15/2011	3,731
	Chinese Yuan Renminbi	3,242,426	504,253	JPMorgan Chase Bank	11/15/2011	(791)
	Euro	184,000	263,784	BNP Paribas SA	7/18/2011	2,947
	Euro	67,000	99,192	Citibank N.A.	7/18/2011	(2,067)
	Indian Rupee	49,890,010	1,063,299	Barclays Capital	8/12/2011	45,769
	Indian Rupee	6,800,000	145,454	Deutsche Bank AG London	8/12/2011	5,711
	Malaysian Ringgit	640,318	207,096	Barclays Capital	8/11/2011	4,383
	Malaysian Ringgit	570,000	184,802	Citibank N.A.	8/11/2011	3,453

68

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	AMOUNT COVERED BY CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Real Return Bond Trust, continued	BUYS
	Malaysian Ringgit	122,885	$39,930	HSBC Bank USA	8/11/2011	$655
	Malaysian Ringgit	100,000	32,452	JPMorgan Chase Bank	8/11/2011	575
	Malaysian Ringgit	104,618	35,083	Citibank N.A.	11/10/2011	(751)
	Mexican Peso	2,359,560	200,000	Citibank N.A.	7/7/2011	1,492
	Mexican Peso	4,328,970	360,000	HSBC Bank USA	7/7/2011	9,668
	Mexican Peso	1,208,900	100,000	Morgan Stanley & Company, Inc.	7/7/2011	3,233
	Mexican Peso	7,897,430	673,239	Morgan Stanley & Company, Inc.	11/18/2011	(6,920)
	Singapore Dollar	202,821	158,631	Barclays Bank	9/9/2011	6,509
	Singapore Dollar	100,000	78,131	Citibank N.A.	9/9/2011	3,290
	Singapore Dollar	556,651	447,839	Royal Bank of Scotland PLC	9/9/2011	5,394
	South Korean Won	1,875,340,000	1,707,727	JPMorgan Chase Bank	8/12/2011	48,968
			$9,848,466			$203,518

	SELLS
	Australian Dollar	2,118,000	$2,207,168	Deutsche Bank AG London	7/29/2011	($57,585)
	Brazilian Real	1,591,218	995,133	Barclays Bank	8/2/2011	(18,062)
	Euro	10,000	14,463	JPMorgan Chase Bank	7/6/2011	(38)
	Euro	120,000	173,552	UBS AG	7/6/2011	(461)
	Euro	98,000	139,569	Barclays Bank	7/18/2011	(2,494)
	Euro	698,000	1,003,319	BNP Paribas SA	7/18/2011	(8,516)
	Euro	107,000	149,915	BNP Paribas SA	7/18/2011	(5,194)
	Euro	1,529,000	2,203,744	Citibank N.A.	7/18/2011	(12,726)
	Euro	393,000	572,939	HSBC Bank USA	7/18/2011	3,237
	Euro	5,963,000	8,604,072	BNP Paribas	7/18/2011	(40,018)
	Euro	750,000	1,060,658	The Royal Bank of Scotland PLC	7/18/2011	(26,558)
	Japanese Yen	15,796,000	188,574	BNP Paribas SA	7/14/2011	(7,648)
	Japanese Yen	560,000,000	6,857,871	JPMorgan Chase Bank	8/1/2011	(99,408)
	Mexican Peso	7,897,430	682,549	Morgan Stanley Capital Services, Inc.	7/7/2011	8,156
	Pound Sterling	674,000	1,106,717	UBS AG	9/13/2011	25,920
			$25,960,243			($241,395)

Strategic Income Opportunities Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the six months ended June 30, 2011, the Portfolio held forward foreign currency contracts with USD notional absolute values ranging from approximately $324.7 million to $1.1 billion, as measured at each quarter end.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	AMOUNT COVERED BY CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Strategic Income Opportunities Trust	BUYS
	Australian Dollar	10,000,000	$10,725,505	J Aron and Company NY	9/28/2011	($114,157)
	Australian Dollar	10,042,251	10,484,110	Toronto Dominion Bank	9/28/2011	172,073
	Canadian Dollar	58,955,666	59,882,379	Bank of Montreal	9/28/2011	1,118,107
	Canadian Dollar	9,892,700	10,000,000	Royal Bank of Canada	9/28/2011	235,819
	Canadian Dollar	31,532,100	31,952,293	Royal Bank of Scotland PLC	9/28/2011	673,468
	Canadian Dollar	9,877,500	10,000,000	Toronto Dominion Bank	9/28/2011	220,092
	Euro	1,200,000	1,731,659	Royal Bank of Canada	9/28/2011	4,323
	New Zealand Dollar	10,121,780	8,134,238	Royal Bank of Canada	9/28/2011	203,682
	Pound Sterling	3,000,000	4,818,449	Canadian Imperial Bank of Commerce	9/28/2011	(8,651)
	Pound Sterling	3,000,000	4,818,449	Canadian Imperial Bank of Commerce	9/28/2011	(8,651)
	Pound Sterling	10,000,000	16,049,510	Morgan Stanley and Company, Inc.	9/28/2011	(16,849)
	Pound Sterling	10,000,000	15,902,416	Royal Bank of Canada	9/28/2011	130,245
	Pound Sterling	23,750,000	38,078,569	Royal Bank of Scotland PLC	9/28/2011	(1,000)
	Pound Sterling	6,000,000	9,636,898	Royal Bank of Scotland PLC	9/28/2011	(17,301)
	Pound Sterling	2,250,000	3,598,653	State Street Bank and Trust Company	9/28/2011	8,696
	Pound Sterling	2,250,000	3,598,653	State Street Bank and Trust Company	9/28/2011	8,696
	Pound Sterling	2,250,000	3,613,837	UBS AG	9/28/2011	(6,488)

69

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	AMOUNT COVERED BY CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Strategic Income Opportunities Trust, continued	BUYS
	Pound Sterling	2,250,000	$3,613,837	UBS AG	9/28/2011	($6,488)
	Swedish Krona	61,641,120	9,707,645	Royal Bank of Scotland PLC	9/28/2011	(10,221)
			$256,347,100			$2,585,395

	SELLS
	Australian Dollar	4,536,765	$4,818,449	Canadian Imperial Bank of Commerce	9/28/2011	$4,329
	Australian Dollar	3,434,355	3,598,653	State Street Bank and Trust Company	9/28/2011	(45,660)
	Australian Dollar	3,429,788	3,613,837	UBS AG	9/28/2011	(25,631)
	Canadian Dollar	15,496,000	16,049,510	Morgan Stanley and Company, Inc.	9/28/2011	16,046
	Canadian Dollar	9,855,600	10,000,000	Royal Bank of Canada	9/28/2011	(197,432)
	Canadian Dollar	37,158,613	38,078,569	Royal Bank of Scotland PLC	9/28/2011	(368,854)
	Euro	21,677,231	30,802,912	Bank of Nova Scotia	9/28/2011	(556,488)
	Euro	1,200,000	1,709,518	Royal Bank of Canada	9/28/2011	(26,464)
	Japanese Yen	853,450,000	10,725,505	J Aron and Company NY	9/28/2011	118,396
	Japanese Yen	695,792,000	8,670,305	Royal Bank of Canada	9/28/2011	22,649
	New Zealand Dollar	5,837,190	4,818,449	Canadian Imperial Bank of Commerce	9/28/2011	10,004
	New Zealand Dollar	2,115,096	1,731,659	Royal Bank of Canada	9/28/2011	(10,673)
	New Zealand Dollar	8,000,000	6,452,000	Royal Bank of Canada	9/28/2011	(138,081)
	New Zealand Dollar	4,415,243	3,598,653	State Street Bank and Trust Company	9/28/2011	(38,448)
	New Zealand Dollar	4,419,675	3,613,837	UBS AG	9/28/2011	(26,916)
	Pound Sterling	56,627,606	90,658,532	Bank of Nova Scotia	9/28/2011	(130,588)
	Pound Sterling	10,000,000	15,965,000	Royal Bank of Canada	9/28/2011	(67,661)
	Pound Sterling	26,000,000	41,659,938	Royal Bank of Scotland PLC	9/28/2011	(24,980)
	Pound Sterling	10,000,000	16,162,300	Royal Bank of Scotland PLC	9/28/2011	129,639
	Pound Sterling	10,000,000	15,964,500	Standard Chartered Bank	9/28/2011	(68,161)
	Swedish Krona	60,970,200	9,636,898	Royal Bank of Scotland PLC	9/28/2011	45,023
			$338,329,024			($1,379,951)

Total Return Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Portfolio. During the six months ended June 30, 2011, the Portfolio held forward foreign currency contracts with total USD notional absolute values ranging from approximately $648.1 million to $1.8 billion, as measured at each quarter end.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	AMOUNT COVERED BY CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Total Return Trust	BUYS
	Brazilian Real	99,809,817	$61,924,443	Royal Bank of Scotland PLC	8/2/2011	$1,628,645
	Brazilian Real	95,222,947	59,174,091	Barclays Capital	9/2/2011	1,075,484
	Chinese Yuan Renminbi	10,414,000	1,607,004	Barclays Capital	11/15/2011	10,013
	Chinese Yuan Renminbi	31,089,450	4,842,216	HSBC Bank PLC	11/15/2011	(14,851)
	Chinese Yuan Renminbi	36,651,000	5,698,086	JPMorgan Chase Bank	11/15/2011	(7,160)
	Chinese Yuan Renminbi	7,068,475	1,092,331	Royal Bank of Scotland PLC	11/15/2011	5,215
	Chinese Yuan Renminbi	37,011,000	5,788,758	Barclays Capital	2/13/2012	(16,612)
	Chinese Yuan Renminbi	6,426,300	1,000,000	HSBC Bank PLC	2/13/2012	2,230
	Chinese Yuan Renminbi	3,842,700	600,000	Citibank N.A.	6/1/2012	2,272
	Chinese Yuan Renminbi	6,398,000	1,000,000	HSBC Bank PLC	6/1/2012	2,768
	Chinese Yuan Renminbi	5,118,400	800,000	JPMorgan Chase Bank	6/1/2012	2,214
	Chinese Yuan Renminbi	3,846,600	600,000	Royal Bank of Scotland PLC	6/1/2012	2,883
	Chinese Yuan Renminbi	14,519,900	2,300,000	Citibank N.A.	2/1/2013	14,127
	Chinese Yuan Renminbi	7,572,000	1,200,000	Goldman Sachs International	2/1/2013	6,797
	Euro	994,000	1,415,632	Barclays Bank PLC	7/18/2011	25,291
	Euro	4,026,000	5,771,355	Citibank N.A.	7/18/2011	64,819
	Euro	2,153,000	3,098,342	Royal Bank of Scotland PLC	7/18/2011	22,692
	Indian Rupee	296,000,000	6,539,991	Citibank N.A.	8/12/2011	40,169
	Indian Rupee	263,358,000	5,610,524	Morgan Stanley Company, Inc.	8/12/2011	243,996
	Indian Rupee	148,125,000	3,220,809	Barclays Capital	11/18/2011	14,655
	Indonesian Rupiah	15,297,120,000	1,650,971	Barclays Capital	7/27/2011	127,107

70

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	AMOUNT COVERED BY CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Total Return Trust, continued	BUYS
	Indonesian Rupiah	1,606,500,000	$170,000	BNP Paribas SA	7/27/2011	$16,733
	Indonesian Rupiah	28,115,000,000	3,033,017	Citibank N.A.	7/27/2011	234,962
	Indonesian Rupiah	27,761,200,000	2,969,048	HSBC Bank PLC	7/27/2011	257,806
	Indonesian Rupiah	19,219,000,000	2,169,790	JPMorgan Chase Bank	7/27/2011	64,152
	Indonesian Rupiah	1,417,500,000	150,000	Royal Bank of Scotland PLC	7/27/2011	14,765
	Indonesian Rupiah	11,922,000,000	1,285,391	Deutsche Bank AG London	10/31/2011	79,334
	Indonesian Rupiah	25,167,300,000	2,726,221	Royal Bank of Scotland PLC	10/31/2011	154,708
	Indonesian Rupiah	40,551,590,000	4,471,944	Bank of America N.A.	1/31/2012	110,021
	Indonesian Rupiah	93,416,320,000	10,339,382	HSBC Bank PLC	7/2/2012	(50,999)
	Japanese Yen	161,527,000	1,922,710	Citibank N.A.	7/14/2011	83,827
	Japanese Yen	295,247,000	3,524,685	JPMorgan Chase Bank	7/14/2011	142,961
	Japanese Yen	11,417,956,000	139,741,151	Citibank N.A.	7/25/2011	2,105,963
	Malaysian Ringgit	5,500,000	1,780,106	Barclays Capital	8/11/2011	36,387
	Malaysian Ringgit	10,500,000	3,403,339	Citibank N.A.	8/11/2011	64,511
	Malaysian Ringgit	3,084,282	1,002,204	HSBC Bank PLC	8/11/2011	16,447
	Malaysian Ringgit	1,800,000	584,131	JPMorgan Chase Bank	8/11/2011	10,358
	Mexican Peso	430,279,957	35,437,624	Citibank N.A.	7/7/2011	1,305,669
	Mexican Peso	9,004,143	729,161	Deutsche Bank AG London	7/7/2011	39,738
	Mexican Peso	95,303,960	7,800,000	HSBC Bank PLC	7/7/2011	338,379
	Mexican Peso	13,459,050	1,100,000	Morgan Stanley Company, Inc.	7/7/2011	49,321
	Mexican Peso	4,894,940	400,000	UBS AG	7/7/2011	17,998
	Mexican Peso	11,936,200	1,000,000	HSBC Bank PLC	11/18/2011	7,077
	Mexican Peso	558,914,150	46,856,644	Morgan Stanley Company, Inc.	11/18/2011	299,850
	Mexican Peso	4,774,600	400,000	UBS AG	11/18/2011	2,841
	Philippine Peso	46,835,377	1,055,476	Barclays Capital	11/15/2011	13,980
	Philippine Peso	144,242,000	3,286,116	Citibank N.A.	11/15/2011	7,559
	Philippine Peso	19,822,500	450,000	Deutsche Bank AG London	11/15/2011	2,634
	Philippine Peso	21,960,000	500,000	Goldman Sachs International	11/15/2011	1,443
	Philippine Peso	57,065,000	1,300,000	JPMorgan Chase Bank	11/15/2011	3,043
	Philippine Peso	121,600,000	2,802,903	Citibank N.A.	3/15/2012	(42,965)
	Philippine Peso	393,402,000	9,057,602	JPMorgan Chase Bank	3/15/2012	(128,612)
	Philippine Peso	91,263,500	2,095,843	Morgan Stanley Company, Inc.	3/15/2012	(24,449)
	Singapore Dollar	1,200,000	938,545	Barclays Bank PLC	9/9/2011	38,513
	Singapore Dollar	2,300,000	1,798,158	Citibank N.A.	9/9/2011	74,537
	Singapore Dollar	8,500,000	6,850,565	Deutsche Bank AG London	9/9/2011	70,265
	Singapore Dollar	3,000,000	2,436,667	Goldman Sachs International	9/9/2011	5,979
	Singapore Dollar	6,687,908	5,334,701	JPMorgan Chase Bank	9/9/2011	110,695
	Singapore Dollar	5,500,000	4,371,007	Royal Bank of Scotland PLC	9/9/2011	107,177
	Singapore Dollar	2,300,000	1,872,545	UBS AG	9/9/2011	150
	Singapore Dollar	1,394,346	1,106,404	Citibank N.A.	12/9/2011	29,374
	South African Rand	77,142,135	11,276,441	JPMorgan Chase Bank	7/28/2011	95,022
	South African Rand	23,010,550	3,367,956	Morgan Stanley Company, Inc.	7/28/2011	24,011
	South African Rand	3,800,750	500,000	Barclays Bank PLC	9/13/2011	56,455
	South African Rand	2,279,700	300,000	Morgan Stanley Company, Inc.	9/13/2011	33,763
	South African Rand	1,520,000	200,000	UBS AG	9/13/2011	22,538
	South African Rand	88,746,835	12,612,713	HSBC Bank PLC	10/28/2011	294,321
	South Korean Won	20,030,651,300	18,397,132	Citibank N.A.	8/12/2011	366,258
	South Korean Won	1,352,760,000	1,200,000	Goldman Sachs International	8/12/2011	67,176
	South Korean Won	20,000,000,000	18,170,255	JPMorgan Chase Bank	8/12/2011	564,422
	South Korean Won	350,180,000	311,479	Morgan Stanley Company, Inc.	8/12/2011	16,547
	South Korean Won	439,000,000	393,193	Royal Bank of Scotland PLC	8/12/2011	18,033
	Taiwan Dollar	68,628,380	2,394,570	Barclays Capital	1/11/2012	5,260
			$562,311,372			$10,488,692

	SELLS
	Brazilian Real	96,210,397	$60,151,562	Barclays Bank PLC	8/2/2011	($1,109,625)
	Brazilian Real	163,200	100,000	Citibank N.A.	8/2/2011	(3,916)
	Brazilian Real	986,940	600,000	HSBC Bank USA	8/2/2011	(28,426)
	Brazilian Real	652,660	400,000	Morgan Stanley Capital Services, Inc.	8/2/2011	(15,576)
	Brazilian Real	1,796,620	1,100,000	UBS AG	8/2/2011	(43,983)

71

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	AMOUNT COVERED BY CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Total Return Trust, continued	SELLS
	Canadian Dollar	2,242,000	$2,278,455	BNP Paribas SA	9/19/2011	($41,835)
	Canadian Dollar	3,397,000	3,432,766	Citibank N.A.	9/19/2011	(82,857)
	Canadian Dollar	11,119,000	11,286,893	Deutsche Bank AG London	9/19/2011	(220,383)
	Canadian Dollar	14,370,000	14,563,558	Royal Bank of Canada	9/19/2011	(308,242)
	Canadian Dollar	1,511,000	1,550,539	Royal Bank of Scotland PLC	9/19/2011	(13,225)
	Euro	11,652,000	16,720,648	Barclays Bank PLC	7/18/2011	(170,336)
	Euro	9,694,000	13,761,756	BNP Paribas SA	7/18/2011	(290,870)
	Euro	17,872,000	26,000,262	Citibank N.A.	7/18/2011	92,635
	Euro	2,521,000	3,680,496	Deutsche Bank AG London	7/18/2011	26,001
	Euro	1,620,000	2,322,796	HSBC Bank USA	7/18/2011	(25,590)
	Euro	65,966,000	95,125,844	JPMorgan Chase Bank	7/18/2011	(499,855)
	Euro	2,932,000	4,252,585	Royal Bank of Canada	7/18/2011	2,296
	Euro	4,987,000	7,121,471	Royal Bank of Scotland PLC	7/18/2011	(107,789)
	Euro	10,947,000	15,540,370	UBS AG	7/18/2011	(328,631)
	Indonesian Rupiah	93,416,320,000	10,805,821	HSBC Bank USA	7/27/2011	(52,530)
	Japanese Yen	3,564,000,000	42,227,488	Bank of America N.A.	7/11/2011	(2,044,736)
	Japanese Yen	1,185,105,000	14,100,000	JPMorgan Chase Bank	7/11/2011	(621,446)
	Japanese Yen	2,966,982,650	35,300,000	Royal Bank of Scotland PLC	7/11/2011	(1,556,038)
	Japanese Yen	482,740,000	5,770,330	Barclays Bank PLC	7/14/2011	(226,410)
	Japanese Yen	3,122,010,000	37,300,000	Bank of America N.A.	7/19/2011	(1,483,762)
	Japanese Yen	1,576,955,100	18,840,000	Royal Bank of Scotland PLC	7/19/2011	(750,024)
	Japanese Yen	27,110,000,000	332,059,087	Citibank N.A.	7/25/2011	(4,732,827)
	Japanese Yen	260,000,000	3,183,680	UBS AG	8/1/2011	(46,485)
	Japanese Yen	3,100,000,000	38,422,211	Deutsche Bank AG London	8/8/2011	(92,928)
	Japanese Yen	11,830,000,000	146,100,428	JPMorgan Chase Bank	8/15/2011	(884,144)
	Japanese Yen	3,910,000,000	48,331,273	Bank of America N.A.	8/18/2011	(250,253)
	Japanese Yen	2,100,000,000	26,185,845	Citibank N.A.	8/22/2011	92,873
	Japanese Yen	3,150,000,000	38,888,889	JPMorgan Chase Bank	8/22/2011	(250,568)
	Japanese Yen	8,210,000,000	100,989,600	Citibank N.A.	9/6/2011	(1,030,168)
	Japanese Yen	100,000,000	1,244,029	Citibank N.A.	9/20/2011	1,259
	Mexican Peso	552,942,050	46,954,997	Morgan Stanley Capital Services, Inc.	7/7/2011	(262,892)
	Pound Sterling	3,902,000	6,407,135	UBS AG	9/13/2011	150,060
	South African Rand	9,391,200	1,400,000	Barclays Bank PLC	7/28/2011	15,650
	South African Rand	88,746,835	12,784,965	HSBC Bank USA	7/28/2011	(297,138)
	South African Rand	2,014,650	300,000	Morgan Stanley Capital Services, Inc.	7/28/2011	3,022
			$1,247,585,779			($17,489,692)

Options  There are two types of options, a put option and a call option. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Portfolio’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Portfolio’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of Assets and Liabilities.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When a Portfolio purchases an option, the premium paid by the Portfolio is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Portfolio realizes a loss equal to the cost of the option. If a Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a Portfolio writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the Portfolio.

During the six months ended June 30, 2011, the Portfolios used purchased options for the following reasons: Global Bond Trust, Real Return Bond Trust and Total Return Trust used purchased options to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio and Strategic Income Opportunities Trust used purchased options to manage against anticipated currency exchange rates. During the six months ended June 30, 2011, Global Bond Trust, Real Return Bond Trust, Strategic Income Opportunities Trust and Total Return Trust used purchased options with market values ranging from approximately up to $29, $13,000 to $44,000, $15,000 to $1.3 million, and up to $281,000, respectively.

72

DERIVATIVE INSTRUMENTS, CONTINUED

The following tables summarize the Portfolios’ written options activities during the six months ended June 30, 2011. In addition, the table details how the Portfolios used written option contracts during the six months ended June 30, 2011.

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Global Bond Trust
Outstanding, beginning of period	411,780,598	$2,952,206
Options written	50,844,239	1,047,712
Option closed	(80,600,338)	(228,993)
Options expired	(183,523,905)	(1,644,464)
Outstanding, end of period	198,500,594	$2,126,461

Real Return Bond Trust
Outstanding, beginning of period	40,500,110	$369,600
Options written	32,600,050	142,932
Options closed	(15,800,140)	(132,473)
Options expired	—	—
Outstanding, end of period	57,300,020	$380,059

Strategic Income Opportunities Trust
Outstanding, beginning of period	—	—
Options written	117,000,000	$863,631
Option closed	—	—
Options expired	(87,000,000)	(602,614)
Outstanding, end of period	30,000,000	$261,017

Total Return Trust
Outstanding, beginning of period	1,103,801,552	$10,622,174
Options written	633,802,047	3,537,163
Option closed	(1,636)	(605,069)
Options expired	(260,700,142)	(1,530,293)
Outstanding, end of period	1,476,901,821	$12,023,975

Options on securities

Total Return Trust

The Portfolio used written options to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.

PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	PRINCIPAL AMOUNT	PREMIUM	VALUE
Total Return Trust	CALLS
	Fannie Mae 4.5% TBA	$104.53	Aug 2011	10,000,000	$25,000	($10,205)
				10,000,000	$25,000	($10,205)

	PUTS
	Fannie Mae 4.5% TBA	$102.23	Aug 2011	10,000,000	$31,250	($28,894)
				10,000,000	$31,250	($28,894)

Options on Exchange-Traded Futures Contracts

Global Bond Trust

The Portfolio used written options to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.

PORTFOLIO	DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Global Bond Trust	CALLS
	Eurodollar Futures	$99.380	Sep 2011	297	$128,452	($230,175)
				297	$128,452	($230,175)

	PUTS
	Eurodollar Futures	$99.380	Sep 2011	297	$182,770	($22,275)
				297	$182,770	($22,275)

73

DERIVATIVE INSTRUMENTS, CONTINUED

Real Return Bond Trust

The Portfolio used written options to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.

PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Real Return Bond Trust	CALLS
	Eurodollar Futures	$99.375	Sep 2011	6	$2,808	($4,650)
	U.S. Treasury 5-Year Note Futures	120.00	Aug 2011	3	973	(680)
				9	$3,781	($5,330)

	PUTS
	Eurodollar Futures	$99.375	Sep 2011	6	$3,840	($450)
	U.S. Treasury 5-Year Note Futures	118.00	Aug 2011	5	1,047	(1,055)
				11	$4,887	($1,505)

Total Return Trust

The Portfolio used written options to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.

PORTFOLIO	DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Total Return Trust	CALLS
	U.S. Treasury 5-Year Note Futures	$121.50	Aug 2011	52	$11,989	($7,719)
	U.S. Treasury 5-Year Note Futures	120.00	Jul 2011	195	61,907	(44,180)
	U.S. Treasury 10-Year Note Futures	125.00	Jul 2011	78	36,008	(9,750)
				325	$109,904	($61,649)

	PUTS
	Eurodollar Futures	$99.375	Sep 2011	715	$445,618	($53,625)
	Eurodollar Futures	99.00	Mar 2012	508	404,651	(69,850)
	U.S. Treasury 5-Year Note Futures	118.00	Jul 2011	195	59,272	(41,133)
	U.S. Treasury 10-Year Note Futures	121.00	Jul 2011	78	25,818	(37,781)
				1,496	$935,359	($202,389)

Foreign Currency Options (OTC)

Global Bond Trust

The Portfolio used written options to manage against anticipated currency exchange rates.

PORTFOLIO	DESCRIPTION	COUNTERPARTY	EXERCISE PRICE	EXPIRATION DATE		NOTIONAL AMOUNT	USD NOTIONAL AMOUNT	PREMIUM	VALUE
Global Bond Trust	CALLS
	Euro versus U.S. Dollar	Bank of America N.A.	$1.45	Jul 2011	EUR	(3,200,000)	($4,640,479)	$51,883	($43,899)
						(3,200,000)	($4,640,479)	$51,883	($43,899)

Real Return Bond Trust

The Portfolio used written options to manage against anticipated currency exchange rates.

PORTFOLIO	NAME OF ISSUER	COUNTERPARTY	EXERCISE PRICE	EXPIRATION DATE		NOTIONAL AMOUNT	USD NOTIONAL AMOUNT	PREMIUM	VALUE
Real Return Bond Trust	PUTS
	Australian Dollar versus U.S. Dollar	UBS AG	$0.9975	Aug 2011	AUD	400,000	$429,020	$2,425	($1,161)
	Australian Dollar versus U.S. Dollar	UBS AG	$0.9975	Aug 2011	AUD	300,000	321,765	3,761	(870)
						700,000	$750,785	$6,186	($2,031)

Strategic Income Opportunities Trust

The Portfolio used written options to manage against anticipated currency exchange rates.

PORTFOLIO	NAME OF ISSUER	COUNTERPARTY	EXERCISE PRICE	EXPIRATION DATE		NOTIONAL AMOUNT	USD NOTIONAL AMOUNT	PREMIUM	VALUE
Strategic Income Opportunities Trust	CALLS
	Australian Dollar versus U.S Dollar	UBS Securities LLC	$1.075	Jul 2011	AUD	10,000,000	$9,323,570	$65,000	($87,402)
						10,000,000	$9,323,570	$65,000	($87,402)

74

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	NAME OF ISSUER	COUNTERPARTY	EXERCISE PRICE	EXPIRATION DATE		NOTIONAL AMOUNT	USD NOTIONAL AMOUNT	PREMIUM	VALUE
Strategic Income Opportunities Trust, continued	PUTS
	Pound Sterling versus Canadian Dollar	The Royal Bank of Scotland PLC	$1.55	Jul 2011	GBP	20,000,000	$32,099,019	$196,017	($309,434)
						20,000,000	$32,099,019	$196,017	($309,434)

Interest Rate Swaptions (OTC)

Global Bond Trust

The Portfolio used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.

PORTFOLIO	DESCRIPTION	COUNTERPARTY	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	EXERCISE RATE	EXPIRATION DATE	NOTIONAL AMOUNT	PREMIUM	VALUE
Global Bond Trust	PUTS
	2-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	2.25%	Sep 2012	USD 31,500,000	$277,482	($160,099)
	2-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	2.25%	Sep 2012	USD 60,000,000	462,607	(304,950)
	3-Year Interest Rate Swap	Citibank, N.A.	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD 9,900,000	107,458	(36,171)
	3-Year Interest Rate Swap	JPMorgan Chase Bank	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD 9,300,000	88,135	(33,978)
	3-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD 9,300,000	103,050	(33,977)
	3-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD 13,100,000	133,100	(47,862)
	3-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD 7,900,000	85,858	(28,863)
	3-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD 6,100,000	54,667	(22,287)
	3-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	2.75%	Jun 2012	USD 8,500,000	88,235	(40,525)
	3-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	2.75%	Jun 2012	USD 8,100,000	79,380	(38,618)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	10.00%	Jul 2012	USD 9,000,000	54,000	(121)
							172,700,000	$1,533,972	($747,451)

Real Return Bond Trust

The Portfolio used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.

PORTFOLIO	NAME OF ISSUER	COUNTERPARTY	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	EXERCISE RATE	EXPIRATION DATE	NOTIONAL AMOUNT	PREMIUM	VALUE
Real Return Bond Trust	CALLS
	5-Year Interest Rate Swap	Credit Suisse International	3 Month USD-LIBOR	Receive	1.80%	Aug 2011	USD 2,400,000	$4,800	($3,981)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	3.00%	Nov 2011	USD 2,100,000	17,430	(16,077)
							4,500,000	$22,230	($20,058)
	PUTS
	1-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3 Month USD-LIBOR	Receive	2.00%	Apr 2012	USD 5,400,000	$9,585	($3,014)
	1-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	2.00%	Apr 2012	USD 9,400,000	15,945	(5,247)
	1-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3 Month USD-LIBOR	Receive	1.00%	Nov 2012	USD 2,000,000	11,411	(11,500)
	2-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	2.25%	Sep 2012	USD 500,000	3,417	(2,541)
	2-Year Interest Rate Swap	Morgan Stanley Capital Services Inc.	3 Month USD-LIBOR	Receive	2.25%	Sep 2012	USD 200,000	1,280	(1,017)
	2-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	2.25%	Sep 2012	USD 9,700,000	77,658	(49,300)
	3-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD 1,500,000	14,898	(5,480)
	3-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD 3,000,000	29,295	(10,961)
	3-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD 1,000,000	11,177	(3,654)
	3-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD 1,800,000	19,945	(6,576)
	5-Year Interest Rate Swap	Credit Suisse International	3 Month USD-LIBOR	Receive	2.50%	Aug 2011	USD 2,400,000	9,540	(5,192)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	10.00%	Nov 2011	USD 2,100,000	29,085	(25,798)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services Inc.	3 Month USD-LIBOR	Receive	10.00%	Jul 2012	USD 900,000	5,940	(12)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	3.75%	Jul 2012	USD 1,700,000	11,560	(23)
							41,600,000	$250,736	($130,315)

Total Return Trust

The Portfolio used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.

75

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	DESCRIPTION	COUNTERPARTY	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	EXERCISE RATE	EXPIRATION DATE	NOTIONAL AMOUNT	PREMIUM	VALUE
Total Return Trust	CALLS
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	1.80%	Aug 2011	USD 41,400,000	$78,660	($68,670)
	10-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	3.00%	Aug 2011	USD 40,600,000	247,660	(146,172)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	3.00%	Oct 2011	USD 86,800,000	447,238	(544,679)
							168,800,000	$773,558	($759,521)
	PUTS
	1-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	2.00%	Apr 2012	USD 105,600,000	$211,200	($58,946)
	1-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	1.75%	Nov 2012	USD 60,600,000	228,765	(175,116)
	1-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	2.25%	May 2013	USD 56,900,000	281,655	(252,972)
	2-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	2.25%	Sep 2012	USD 163,700,000	1,288,369	(832,005)
	2-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	2.25%	Sep 2012	USD 37,500,000	315,552	(190,594)
	2-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	2.25%	Sep 2012	USD 4,500,000	30,656	(22,871)
	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	2.25%	Sep 2012	USD 53,900,000	329,804	(273,947)
	3-Year Interest Rate Swap	JPMorgan Chase Bank	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD 59,900,000	610,238	(218,851)
	3-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD 48,600,000	528,726	(177,565)
	3-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD 89,700,000	774,214	(327,728)
	3-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD 47,600,000	498,938	(173,911)
	3-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD 32,600,000	354,771	(119,107)
	3-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD 22,600,000	202,131	(82,571)
	3-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	2.75%	Jun 2012	USD 17,200,000	178,546	(82,003)
	3-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	2.75%	Jun 2012	USD 24,200,000	237,160	(115,376)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	2.50%	Aug 2011	USD 41,400,000	169,740	(89,565)
	5-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	3.25%	Jul 2012	USD 29,700,000	734,283	(402,815)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	3.25%	Jul 2012	USD 9,900,000	248,589	(134,272)
	10-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	3.75%	Aug 2011	USD 40,600,000	203,000	(120,700)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	4.25%	Oct 2011	USD 84,000,000	427,918	(168,647)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	3.75%	Oct 2011	USD 2,800,000	31,640	(23,364)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	10.00%	Jul 2012	USD 18,500,000	111,463	(248)
							1,052,000,000	$7,997,358	($4,043,174)

Credit Default Swaptions (OTC)

Real Return Bond Trust

The Portfolio used credit default swaptions to manage duration.

PORTFOLIO	DESCRIPTION	COUNTERPARTY	INDEX	BUY/SELL PROTECTION	EXERCISE RATE	EXPIRATION DATE	NOTIONAL AMOUNT	PREMIUM	VALUE
Real Return Bond Trust	CALLS
	5-Year Credit Default Swap	BNP Paribas	CDX.IG15	Sell	0.80%	Sep 2011	USD 200,000	$430	($446)
							200,000	$430	($446)
	PUTS
	5-Year Credit Default Swap	BNP Paribas	CDX.IG15	Sell	1.20%	Sep 2011	USD 200,000	$820	($103)
	5-Year Credit Default Swap	Morgan Stanley Capital Services, Inc.	CDX.IG16	Sell	1.30%	Sep 2011	USD 200,000	900	(245)
	5-Year Credit Default Swap	UBS AG	CDX.IG15	Sell	1.20%	Sep 2011	USD 100,000	540	(51)
							500,000	$2,260	($399)

Total Return Trust

The Portfolio used credit default swaptions to manage duration.

PORTFOLIO	DESCRIPTION	COUNTERPARTY	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	EXERCISE RATE	EXPIRATION DATE	NOTIONAL AMOUNT	PREMIUM	VALUE
Total Return Trust	CALLS
	5-Year Credit Default Swap	BNP Paribas	CDX.IG15	Sell	0.80%	Sep 2011	USD 6,000,000	$12,900	($13,386)
							6,000,000	$12,900	($13,386)
	PUTS
	5-Year Credit Default Swap	BNP Paribas	CDX.IG15	Sell	1.20%	Sep 2011	USD 6,000,000	$24,600	($3,088)
	5-Year Credit Default Swap	Barclays Bank PLC	CDX.IG15	Sell	1.20%	Sep 2011	USD 1,000,000	5,000	(514)
	5-Year Credit Default Swap	Bank of America N.A.	CDX.IG16	Sell	1.30%	Sep 2011	USD 3,100,000	14,105	(3,802)
							10,100,000	$43,705	($7,404)

76

DERIVATIVE INSTRUMENTS, CONTINUED

Inflation Floors (OTC)

Global Bond Trust

The Portfolio used inflation floors to manage against anticipated interest rate changes.

FUND	DESCRIPTION	COUNTERPARTY	STRIKE INDEX	EXERCISE INDEX	EXPIRATION DATE	NOTIONAL AMOUNT	PREMIUM	VALUE
Global Bond Trust	Floor- OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial)) or $0	Sep 2020	USD 2,000,000	$25,800	($6,150)
	Floor- OTC CPURNSA Index	Deutsche Bank AG	218.011	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial)) or $0	Oct 2020	USD 2,300,000	22,540	(9,377)
						4,300,000	$48,340	($15,527)

Real Return Bond Trust

The Portfolio used written options to manage against anticipated interest rate changes.

PORTFOLIO	DESCRIPTION	COUNTERPARTY	STRIKE INDEX	EXERCISE INDEX	EXPIRATION DATE	NOTIONAL AMOUNT	PREMIUM	VALUE
Real Return Bond Trust	Floor- OTC CPURNSA Index	Citibank N.A.	215.949	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial -1)) or $0	Mar 2020	USD 1,100,000	$9,460	($2,947)
	Floor- OTC CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial -1)) or $0	Apr 2020	USD 2,600,000	23,160	(7,253)
	Floor- OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial -1)) or $0	Sep 2020	USD 200,000	2,580	(615)
						3,900,000	$35,200	($10,815)

Total Return Trust

The Portfolio used inflation floors to manage against anticipated interest rate changes.

PORTFOLIO	DESCRIPTION	COUNTERPARTY	STRIKE INDEX	EXERCISE INDEX	EXPIRATION DATE	NOTIONAL AMOUNT	PREMIUM	VALUE
Total Return Trust	Floor- OTC CPURNSA Index	Deutsche Bank AG	215.949	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial)) or $0	Mar 2020	USD 2,600,000	$19,500	($9,231)
	Floor- OTC CPURNSA Index	Citibank N.A.	215.949	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial)) or $0	Mar 2020	USD 7,500,000	63,460	(20,092)
	Floor- OTC CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial)) or $0	Apr 2020	USD 17,900,000	159,640	(49,931)
	Floor- OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial)) or $0	Sep 2020	USD 6,900,000	89,010	(21,216)
	Floor- OTC CPURNSA Index	Deutsche Bank AG	218.011	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial)) or $0	Oct 2020	USD 7,100,000	69,580	(28,946)
						42,000,000	$401,190	($129,416)

Forward Volatility Options (OTC)

Global Bond Trust

The Portfolio used forward volatility options to hedge against future expectations of volatility

PORTFOLIO	DESCRIPTION	COUNTERPARTY	EXERCISE PRICE*	EXPIRATION DATE	NOTIONAL AMOUNT	PREMIUM	VALUE
Global Bond Trust
	Call & Put - OTC 1-Year Forward Volatility Agreement	JPMorgan Chase Bank	—	Oct 2011	$3,100,000	$15,748	($20,150)
	Call & Put - OTC 2-Year Forward Volatility Agreement	Morgan Stanley Capital Services, Inc.	—	Nov 2011	15,200,000	165,296	(249,159)
					$18,300,000	$181,044	($269,309)

Real Return Bond Trust

The Portfolio used forward volatility options to hedge against future expectations of volatility.

77

DERIVATIVE INSTRUMENTS, CONTINUED

FUND	DESCRIPTION	COUNTERPARTY	EXERCISE PRICE*	EXPIRATION DATE	NOTIONAL AMOUNT	PREMIUM	VALUE
Real Return Bond Fund
	Call & Put - OTC 1-Year Forward Volatility Agreement	Goldman Sachs International	—	Oct 2011	$900,000	$4,752	($5,850)
	Call & Put - OTC 1-Year Forward Volatility Agreement	JPMorgan Chase Bank	—	Oct 2011	900,000	4,572	(5,850)
	Call & Put - OTC 2-Year Forward Volatility Agreement	Morgan Stanley Capital Services, Inc.	—	Oct 2011	1,900,000	21,101	(30,795)
	Call & Put - OTC 2-Year Forward Volatility Agreement	Morgan Stanley Capital Services, Inc.	—	Nov 2011	2,200,000	23,924	(36,062)
					$5,900,000	$54,349	($78,557)

Total Return Trust

The Portfolio used forward volatility options to hedge against future expectations of volatility.

PORTFOLIO	DESCRIPTION	COUNTERPARTY	EXERCISE PRICE*	EXPIRATION DATE	NOTIONAL AMOUNT	PREMIUM	VALUE
Total Return Trust
	Call & Put - OTC 1-Year Forward Volatility Agreement	Goldman Sachs Capital Markets, L.P.	—	Oct 2011	$21,900,000	$111,252	($142,350)
	Call & Put - OTC 1-Year Forward Volatility Agreement	JPMorgan Chase Bank	—	Oct 2011	23,700,000	125,141	(154,050)
	Call & Put - OTC 2-Year Forward Volatility Agreement	Morgan Stanley Capital Services, Inc.	—	Oct 2011	72,700,000	808,013	(1,178,303)
	Call & Put - OTC 2-Year Forward Volatility Agreement	Morgan Stanley Capital Services, Inc.	—	Nov 2011	59,700,000	649,345	(978,604)
					$178,000,000	$1,693,751	($2,453,307)

*	Exercise price determined on a future date, based upon implied volatility parameters.

Swaps  The Portfolios may enter into interest rate credit default and other forms of swap agreements. Swap agreements are privately negotiated agreements between a Portfolio and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap will typically implicate collateral posting obligations by the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the Portfolios are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statements of Assets and Liabilities. A termination payment by the counterparty or the Portfolios is recorded as realized gain or loss, as well as the net periodic payments received or paid by a Portfolio.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for the swap, that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The Portfolios may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps  Interest rate swaps represent an agreement between a Portfolio and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Portfolios settle accrued net interest receivable or payable under the swap contracts on a periodic basis.

The following table summarizes the contracts held at June 30, 2011 and the range of notional contracts amounts held by the Portfolios during the six months ended June 30, 2011. In addition the table details how the Portfolios used interest rate swap contracts during the six months ended June 30, 2011.

Global Bond Trust

The Portfolio used interest rate swaps to manage against anticipated interest rate changes, to manage duration and as a substitute for securities purchase. During the six months ended June 30, 2011, the Portfolio held interest rate swaps with total USD notional amounts ranging approximately from $153.5 million to $369.4 million, as measured at each quarter end.

PORTFOLIO	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY PORTFOLIO	PAYMENTS RECEIVED BY PORTFOLIO	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Global Bond Trust
	Barclays Bank PLC	2,500,000	EUR	$3,311,877	FRCPXTOB	Fixed 1.948%	Mar 2012	—	$50,644	$50,644
	Barclays Bank PLC	7,600,000,000	JPY	92,126,796	3 Month TIBOR	Fixed ..350%	Mar 2012	($4,008)	(319,078)	(323,086)
	Barclays Bank PLC	23,000,000	MXN	1,961,796	Fixed 6.750%	6 Month LIBOR	Jun 2016	9,903	16,575	26,478
	Barclays Bank PLC	16,500,000	MXN	1,419,593	Fixed 6.960%	6 Month LIBOR	Jul 2020	(33,136)	11,229	(21,907)
	Barclays Bank PLC	6,700,000	USD	6,700,000	Fixed 3.500%	3 Month LIBOR	Jun 2021	239,674	(395,268)	(155,594)

78

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY PORTFOLIO	PAYMENTS RECEIVED BY PORTFOLIO	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Global Bond Trust, continued
	BNP Paribas	4,700,000	USD	$4,700,000	Fixed 3.500%	3 Month LIBOR	Jun 2021	$45,638	($154,786)	($109,148)
	Credit Suisse International	19,253,351	BRL	12,004,595	CDI	Fixed 11.760%	Jan 2012	218,828	(6,197)	212,631
	Credit Suisse International	1,760,000,000	JPY	21,932,831	Fixed 1.500%	6 Month LIBOR	Dec 2021	480,768	70,065	550,833
	Deutsche Bank AG	6,600,000	EUR	9,295,775	Fixed 3.000%	6 Month LIBOR	Sep 2016	33,775	12,088	45,862
	Goldman Sachs	37,700,000	GBP	61,139,335	Fixed 2.500%	6 Month LIBOR	Sep 2013	(262,286)	(825,617)	(1,087,904)
	Goldman Sachs	600,000	USD	600,000	Fixed 3.500%	3 Month LIBOR	Jun 2021	16,955	(30,888)	(13,934)
	HSBC Bank USA	44,285,510	BRL	28,336,974	CDI	Fixed 11.530%	Jan 2012	35,124	(110,328)	(75,204)
	HSBC Bank USA	44,400,000	MXN	3,819,996	Fixed 6.590%	3 Month LIBOR	Dec 2015	13,949	26,653	40,602
	HSBC Bank USA	20,500,000	MXN	1,763,858	Fixed 6.750%	6 Month LIBOR	Jun 2016	11,300	12,300	23,600
	HSBC Bank USA	23,200,000	MXN	1,922,073	TIIE-Banxico	Fixed 6.96%	Jul 2020	(100,226)	69,424	(30,802)
	HSBC Bank USA	67,300,000	MXN	5,767,846	Fixed 7.500%	3 Month LIBOR	Jun 2021	24,858	71,995	96,853
	HSBC Bank USA	3,500,000	USD	3,500,000	Fixed 3.500%	3 Month LIBOR	Jun 2021	61,488	(142,768)	(81,280)
	JPMorgan Chase Bank	10,260,042	BRL	6,450,488	CDI	Fixed 11.250%	Jan 2012	—	(36,806)	(36,806)
	Merrill Lynch International	47,854,801	BRL	29,494,662	CDI	Fixed 11.330%	Jan 2012	—	(135,695)	(135,695)
	Morgan Stanley Capital Services, Inc.	69,900,000	MXN	5,788,241	TIIE-Banxico	Fixed 6.59%	Dec 2015	(71,639)	135,559	63,921
	Morgan Stanley Capital Services, Inc.	241,100,000	MXN	20,589,693	Fixed 6.750%	6 Month LIBOR	Jun 2016	180,698	95,964	276,662
	Morgan Stanley Capital Services, Inc.	25,000,000	MXN	2,151,046	Fixed 7.500%	3 Month LIBOR	Jun 2021	15,610	20,368	35,978
	Morgan Stanley Capital Services, Inc.	6,500,000	USD	6,500,000	Fixed 3.500%	3 Month LIBOR	Jun 2021	195,960	(346,921)	(150,961)
	Morgan Stanley Capital Services, Inc.	220,000,000	JPY	2,670,713	6 Month LIBOR	Fixed 1.500%	Jun 2021	25,233	71,147	96,380
	Morgan Stanley Capital Services, Inc.	2,300,000	USD	2,300,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	5,892	(83,772)	(77,880)
	The Royal Bank of Scotland PLC	6,193,204	BRL	3,893,538	CDI	Fixed 11.245%	Jan 2012	—	(22,218)	(22,218)
	The Royal Bank of Scotland PLC	2,100,000	EUR	2,800,351	FRCPXTOB	Fixed 1.955%	Mar 2012	—	43,654	43,654
	The Royal Bank of Scotland PLC	1,500,000	EUR	2,000,400	FRCPXTOB	Fixed 1.950%	Mar 2012	—	30,597	30,597
	The Royal Bank of Scotland PLC	4,800,000	USD	4,800,000	Fixed 3.500%	3 Month LIBOR	Jun 2021	43,655	(155,126)	(111,470)
	The Royal Bank of Scotland PLC	1,140,000,000	JPY	14,206,493	Fixed 1.500%	6 Month LIBOR	Dec 2021	311,463	45,326	356,789
	The Royal Bank of Scotland PLC	3,800,000	USD	3,800,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	169,453	(298,125)	(128,672)
	UBS AG	1,700,000	USD	1,700,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	50,823	(108,386)	(57,564)
				$369,448,970				$1,719,752	($2,388,391)	($668,641)

Investment Quality Bond Trust

The Portfolio used interest rate swaps to manage against anticipated interest rate changes. During the six months ended June 30, 2011, the Portfolio held interest rate swaps with total USD notional amounts as represented below, as measured at each quarter end.

PORTFOLIO	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY PORTFOLIO	PAYMENTS RECEIVED BY PORTFOLIO	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Investment Quality Bond Trust
	JPMorgan Chase Bank	5,100,000.00	USD	$5,100,000	Fixed 4.3175%	3 Month LIBOR	Dec 2028	—	($312,855)	($312,855)
	JPMorgan Chase Bank	2,100,000.00	USD	2,100,000	Fixed 3.425%	3 Month LIBOR	Jun 2039	—	225,283	225,283
				$7,200,000				—	($87,572)	($87,572)

Real Return Bond Trust

The Portfolio used interest rate swaps to manage against anticipated interest rate changes, to manage duration and as a substitute for securities purchased. During the six months ended June 30, 2011, the Portfolio held interest rate swaps with total USD notional amounts ranging approximately from $16.9 million to $18.0 million, as measured at each quarter end.

PORTFOLIO	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY PORTFOLIO	PAYMENTS RECEIVED BY PORTFOLIO	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Real Return Bond Trust
	Bank of America N.A.	200,000	USD	$200,000	Fixed 4.000%	3 Month LIBOR	Dec 2041	$4,180	$1,912	$6,092
	Barclays Bank PLC	700,000	USD	700,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	4,134	(27,837)	(23,703)
	BNP Paribas	391,002	BRL	286,336	CDI	Fixed 11.880%	Jan 2013	(2,358)	3,987	1,629
	Citibank N.A.	600,000	USD	600,000	Fixed 4.000%	3 Month LIBOR	Dec 2041	11,700	6,576	18,276
	Goldman Sachs	1,800,000	USD	1,800,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	61,276	(122,226)	(60,950)
	HSBC Bank USA	2,312,508	BRL	1,424,177	CDI	Fixed 11.140%	Jan 2012	9,591	18,026	27,617
	HSBC Bank USA	554,192	BRL	335,570	CDI	Fixed 11.360%	Jan 2012	1,689	3,985	5,674
	JPMorgan Chase Bank	924,328	BRL	584,624	CDI	Fixed 11.250%	Jan 2012	(26)	(3,290)	(3,316)
	Morgan Stanley Capital Services Inc.	184,817	BRL	116,618	CDI	Fixed 11.290%	Jan 2012	(212)	(370)	(582)
	Morgan Stanley Capital Services, Inc.	8,847,833	BRL	5,201,204	CDI	Fixed 10.115%	Jan 2012	(20,412)	(221,868)	(242,280)
	Morgan Stanley Capital Services, Inc.	245,565	BRL	902,935	CDI	Fixed 11.670	Jan 2012	14,244	15,743	29,987
	Morgan Stanley Capital Services, Inc.	922,188	BRL	554,324	CDI	Fixed 11.600%	Jan 2012	8,184	9,512	17,696
	Morgan Stanley Capital Services, Inc.	1,198,606	BRL	715,131	CDI	Fixed 11.630%	Jan 2012	(459)	5,703	5,244
	UBS AG	3,200,000	EUR	4,046,878	FRCPXTOB	Fixed 2.095%	Oct 2011	—	129,655	129,655
	UBS AG	389,551	BRL	276,549	CDI	Fixed 12.070%	Jan 2013	(1,760)	4,860	3,100
				$17,744,346				$89,771	($175,632)	($85,861)

79

DERIVATIVE INSTRUMENTS, CONTINUED

Total Return Trust

The Portfolio used interest rate swaps to manage against anticipated interest rate changes, to manage duration and as a substitute for securities purchased. During the six months ended June 30, 2011, the Portfolio held interest rate swaps with total USD notional amounts ranging approximately from $459.4 million to $738.2 million, as measured at each quarter end.

PORTFOLIO	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY PORTFOLIO	PAYMENTS RECEIVED BY PORTFOLIO	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Total Return Trust
	Bank of America N.A.	22,600,000	USD	$22,600,000	Fixed 1.250%	3 Month LIBOR	Dec 2014	($120,232)	($52,260)	($172,492)
	Bank of America N.A.	15,800,000	USD	15,800,000	Fixed 3.500%	3 Month LIBOR	Jun 2021	(9,478)	(357,445)	(366,923)
	Bank of America N.A.	1,600,000	EUR	2,296,719	Fixed 3.500%	3 Month LIBOR	Sep 2021	(25,595)	30,103	4,508
	Bank of America N.A.	1,400,000	USD	1,400,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	60,037	(107,442)	(47,405)
	Bank of America N.A.	1,400,000	USD	1,400,000	Fixed 4.000%	3 Month LIBOR	Dec 2041	39,914	2,730	42,644
	Barclays Bank PLC	1,576,342	BRL	967,008	CDI	Fixed 10.835%	Jan 2012	2,861	8,346	11,207
	Barclays Bank PLC	928,335	BRL	426,658	CDI	Fixed 10.600%	Jan 2012	—	2,818	2,818
	Barclays Bank PLC	36,154,082	BRL	25,291,723	CDI	Fixed 12.285%	Jan 2013	107,973	335,568	443,541
	Barclays Bank PLC	23,602,651	BRL	16,696,466	CDI	Fixed 11.910%	Jan 2013	30,758	63,199	93,957
	Barclays Bank PLC	295,200,000	MXN	$22,923,128	TIIE Banxico	Fixed 7.340%	Jan 2015	(582)	1,094,778	1,094,196
	Barclays Bank PLC	2,600,000	USD	2,600,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	57,871	(145,910)	(88,039)
	BNP Paribas	8,130,020	BRL	4,864,304	CDI	Fixed 11.390%	Jan 2012	—	33,242	33,242
	BNP Paribas	7,194,436	BRL	5,104,693	CDI	Fixed 11.880%	Jan 2013	642	29,326	29,968
	BNP Paribas	2,178,014	BRL	1,806,586	CDI	Fixed 12.110%	Jan 2014	—	12,160	12,160
	BNP Paribas	20,219,919	BRL	17,426,874	CDI	Fixed 12.560%	Jan 2014	—	228,846	228,846
	BNP Paribas	1,200,000	USD	1,200,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	52,100	(92,733)	(40,633)
	Citibank N.A.	86,600,000	MXN	6,687,775	TIIE Banxico	Fixed 7.330%	Jan 2015	(3,515)	322,063	318,548
	Citibank N.A.	26,800,000	USD	26,800,000	Fixed 3.500%	3 Month LIBOR	Jun 2021	(23,473)	(599,869)	(623,342)
	Citibank N.A.	4,300,000	EUR	6,172,432	Fixed 3.650%	3 Month LIBOR	Sep 2021	5,258	85,820	91,078
	Citibank N.A.	4,800,000	USD	4,800,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	170,840	(333,373)	(162,533)
	Citibank N.A.	7,700,000	USD	7,700,000	Fixed 4.000%	3 Month LIBOR	Dec 2041	94,117	140,423	234,540
	Credit Suisse International	33,234,505	BRL	23,284,121	CDI	Fixed 12.480%	Jan 2013	73,254	239,602	312,856
	Credit Suisse International	5,600,000	EUR	7,973,278	Fixed 3.500%	3 Month LIBOR	Sep 2021	(13,236)	29,014	15,778
	Credit Suisse International	4,900,000	USD	4,900,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	110,924	(276,843)	(165,919)
	Deutsche Bank AG	6,900,000	USD	6,900,000	Fixed 3.500%	3 Month LIBOR	Jun 2021	128,628	(288,867)	(160,239)
	Deutsche Bank AG	5,800,000	EUR	8,380,994	Fixed 3.500%	3 Month LIBOR	Sep 2021	69,562	(53,221)	16,341
	Deutsche Bank AG	13,200,000	USD	13,200,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	(488,070)	41,105	(446,965)
	Deutsche Bank AG	2,800,000	USD	2,800,000	Fixed 4.000%	3 Month LIBOR	Dec 2041	(11,200)	96,487	85,287
	Goldman Sachs	8,151,520	BRL	4,838,327	CDI	Fixed 10.990%	Jan 2012	14,851	40,160	55,011
	Goldman Sachs	9,454,190	BRL	5,355,408	CDI	Fixed 10.835%	Jan 2012	1,431	65,807	67,238
	Goldman Sachs	20,415,405	BRL	14,186,900	CDI	Fixed 11.890%	Jan 2013	5,575	88,690	94,265
	Goldman Sachs	7,421,769	BRL	5,040,921	CDI	Fixed 11.930%	Jan 2013	(13,633)	52,176	38,543
	Goldman Sachs	13,289,535	BRL	11,554,826	CDI	Fixed 12.650%	Jan 2014	141,431	132,826	274,257
	Goldman Sachs	25,300,000	EUR	36,315,191	Fixed 3.500%	3 Month LIBOR	Sep 2021	(279,414)	350,697	71,283
	Goldman Sachs	6,000,000	USD	6,000,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	165,839	(369,005)	(203,166)
	HSBC Bank USA	632,343	BRL	445,434	CDI	Fixed 14.765%	Jan 2012	1,388	44,700	46,088
	HSBC Bank USA	1,392,409	BRL	639,986	CDI	Fixed 10.610%	Jan 2012	—	4,456	4,456
	HSBC Bank USA	79,341,891	BRL	48,057,275	CDI	Fixed 11.360%	Jan 2012	27,192	785,117	812,309
	HSBC Bank USA	4,162,515	BRL	2,577,162	CDI	Fixed 11.140%	Jan 2012	20,431	29,279	49,710
	HSBC Bank USA	21,813,637	BRL	15,228,015	CDI	Fixed 11.890%	Jan 2013	22,579	78,189	100,768
	HSBC Bank USA	36,763,994	BRL	26,132,485	CDI	Fixed 12.300%	Jan 2013	113,825	358,730	472,555
	HSBC Bank USA	5,004,825	BRL	3,412,454	CDI	Fixed 11.880%	Jan 2013	(4,481)	17,327	12,846
	HSBC Bank USA	1,041,414	BRL	880,088	CDI	Fixed 12.540%	Jan 2014	10,381	7,992	18,373
	HSBC Bank USA	4,400,000	USD	4,400,000	Fixed 3.500%	3 Month LIBOR	Jun 2021	(18,060)	(84,121)	(102,181)
	HSBC Bank USA	12,500,000	EUR	17,917,499	Fixed 3.500%	3 Month LIBOR	Sep 2021	172,008	(136,789)	35,219
	HSBC Bank USA	25,700,000	USD	25,700,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	310,687	(1,180,915)	(870,228)
	JPMorgan Chase Bank	557,001	BRL	255,995	CDI	Fixed 10.600%	Jan 2012	—	1,691	1,691
	JPMorgan Chase Bank	26,060,873	BRL	18,758,891	CDI	Fixed 12.170%	Jan 2013	100,721	165,102	265,823
	JPMorgan Chase Bank	4,738,190	BRL	3,878,924	CDI	Fixed 12.200%	Jan 2014	(1,421)	38,558	37,137
	JPMorgan Chase Bank	48,700,000	MXN	3,760,908	TIIE Banxico	Fixed 7.330%	Jan 2015	(1,972)	181,109	179,137
	JPMorgan Chase Bank	9,000,000	USD	9,000,000	Fixed 3.500%	3 Month LIBOR	Jun 2021	(18,786)	(190,221)	(209,007)
	JPMorgan Chase Bank	15,500,000	USD	15,500,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	(456,484)	(68,362)	(524,846)
	Merrill Lynch Capital Services, Inc.	10,282,030	BRL	6,226,408	CDI	Fixed 10.990%	Jan 2012	17,525	51,865	69,390
	Merrill Lynch Capital Services, Inc.	10,026,657	BRL	5,572,597	CDI	Fixed 11.980%	Jan 2012	—	226,351	226,351
	Merrill Lynch Capital Services, Inc.	2,076,564	BRL	1,455,700	CDI	Fixed 14.765%	Jan 2012	2,808	148,624	151,432
	Merrill Lynch Capital Services, Inc.	18,604,406	BRL	12,915,456	CDI	Fixed 11.900%	Jan 2013	15,524	57,773	73,297
	Morgan Stanley Capital Services, Inc.	38,793,490	BRL	28,246,811	CDI	Fixed 12.590%	Jan 2013	6,340	434,205	440,545
	Morgan Stanley Capital Services, Inc.	4,448,707	BRL	3,020,668	CDI	Fixed 11.980%	Jan 2013	8,880	16,740	25,620
	Morgan Stanley Capital Services, Inc.	13,600,000	MXN	1,128,870	TIIE Banxico	Fixed 6.500%	Mar 2013	(530)	9,988	9,458
	Morgan Stanley Capital Services, Inc.	10,679,847	BRL	9,249,859	CDI	Fixed 12.510%	Jan 2014	75,450	104,879	180,329
	Morgan Stanley Capital Services, Inc.	3,000,000	USD	3,000,000	Fixed 3.500%	3 Month LIBOR	Jun 2021	4,244	(73,913)	(69,669)
	Morgan Stanley Capital Services, Inc.	21,700,000	EUR	30,707,114	Fixed 3.500%	3 Month LIBOR	Sep 2021	(101,921)	163,061	61,140
	Morgan Stanley Capital Services, Inc.	9,600,000	EUR	13,780,313	Fixed 3.650%	3 Month LIBOR	Sep 2021	46,853	156,484	203,337
	Morgan Stanley Capital Services, Inc.	16,200,000	USD	16,200,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	280,417	(828,965)	(548,548)
	Morgan Stanley Capital Services, Inc.	6,600,000	USD	6,600,000	Fixed 4.000%	3 Month LIBOR	Dec 2041	88,110	112,924	201,034
	The Royal Bank of Scotland PLC	31,000,000	USD	31,000,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	558,351	(1,608,042)	(1,049,691)

80

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY PORTFOLIO	PAYMENTS RECEIVED BY PORTFOLIO	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Total Return Trust, continued
	UBS AG	6,096,310	BRL	$3,601,441	CDI	Fixed 11.420%	Jan 2012	—	$27,721	$27,721
	UBS AG	11,606,119	BRL	6,393,032	CDI	Fixed 10.575%	Jan 2012	($13,504)	(141,290)	(154,794)
	UBS AG	11,364,551	BRL	6,914,825	CDI	Fixed 12.540%	Jan 2012	(1,023)	385,704	384,681
	UBS AG	2,338,365	BRL	1,645,639	CDI	Fixed 12.070%	Jan 2013	7,474	11,129	18,603
	UBS AG	2,168,156	BRL	1,809,211	CDI	Fixed 12.250%	Jan 2014	9,150	11,656	20,806
	UBS AG	5,500,000	USD	5,500,000	Fixed 3.500%	3 Month LIBOR	Jun 2021	(2,365)	(125,361)	(127,726)
	UBS AG	1,000,000	USD	1,000,000	Fixed 4.250%	3 Month LIBOR	Jun 2041	37,250	(71,111)	(33,861)
				$738,207,392				$1,662,479	($28,718)	$1,633,761

Credit default swaps  Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. The Portfolios may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Portfolios may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

The following table summarizes the contracts held at June 30, 2011 and the range of notional contract amounts held by the Portfolios during the six months ended June 30, 2011. In addition, the table details how the Portfolios used credit default swap contracts as a buyer of protection during the six months ended June 30, 2011.

Active Bond Trust

The Portfolio used credit default swaps to manage against potential credit events. During the six months ended June 30, 2011, the Portfolio held credit default swaps with total USD notional amounts ranging up to $10.0 million, as measured at each quarter end.

PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	NOTIONAL AMOUNT	CURRENCY	USD Notional Amount	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Active Bond Trust
	Bank of America N.A.	Republic of Italy	10,000,000	USD	$10,000,000	(1.000)%	Mar 2016	$689,317	($390,143)	$299,174
					$10,000,000			$689,317	($390,143)	$299,174

Global Bond Trust

The Portfolio used credit default swaps to manage against potential credit events. During the six months ended June 30, 2011, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $48.9 million to $54.9 million, as measured at each quarter end.

PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Global Bond Trust
	Bank of America N.A.	CNA Financial Corp.	4,000,000	USD	$4,000,000	(0.940)%	Dec 2014	—	$2,380	$2,380
	Bank of America N.A.	Computer Sciences Corp.	2,350,000	USD	2,350,000	(0.970)%	Mar 2018	—	159,401	159,401
	Bank of America N.A.	Marsh & Mclennan Companies, Inc.	3,000,000	USD	3,000,000	(0.990)%	Sep 2015	—	(29,658)	(29,658)
	Bank of America N.A.	Spectra Energy Capital, LLC	3,000,000	USD	3,000,000	(1.180)%	Jun 2018	—	(50,572)	(50,572)
	Bank of America N.A.	Starwood Hotels & Resorts Worldwide, Inc.	3,000,000	USD	3,000,000	(1.490)%	Jun 2018	—	56,348	56,348
	Barclays Bank PLC	Sealed Air Corp.	3,000,000	USD	3,000,000	(1.035)%	Sep 2013	—	19,911	19,913
	Bear Stearns	CNA Financial Corp.	900,000	USD	900,000	(0.440)%	Sep 2011	—	(163)	(163)
	Bear Stearns	Loews Corp.	400,000	USD	400,000	(0.330)%	Mar 2016	—	9,919	9,919
	BNP Paribas	Vivendi	1,300,000	USD	1,300,000	(1.743)%	Jun 2013	—	(33,682)	(33,682)
	BNP Paribas	Vivendi	1,300,000	USD	1,300,000	(1.780)%	Jun 2013	—	(34,677)	(34,677)
	BNP Paribas	Vivendi	1,100,000	USD	1,100,000	(1.820)%	Jun 2013	—	(30,228)	(30,228)
	Citibank N.A.	Autozone, Inc.	800,000	USD	800,000	(0.680)%	Dec 2012	—	(6,045)	(6,045)
	Citibank N.A.	Pearson PLC	3,000,000	USD	3,000,000	(0.570)%	Jun 2013	—	(17,569)	(17,569)
	Citibank N.A.	Sealed Air Corp.	1,200,000	USD	1,200,000	(0.590)%	Sep 2013	—	19,886	19,886
	Deutsche Bank AG	Marsh & Mclennan Companies, Inc.	2,000,000	USD	2,000,000	(0.800)%	Sep 2015	—	(4,026)	(4,026)
	Deutsche Bank AG	Spectra Energy Capital, LLC	1,000,000	USD	1,000,000	(1.200)%	Jun 2018	—	(18,151)	(18,151)
	Deutsche Bank AG	Tate & Lyle Public Limited Co.	400,000	USD	400,000	(0.510)%	Dec 2014	—	1,003	1,003
	Goldman Sachs International	International Lease Finance Corp.	2,800,000	USD	2,800,000	(5.000)%	Jun 2013	($102,630)	(20,021)	(122,651)
	Goldman Sachs International	Commonwealth of Australia	600,000	USD	600,000	(1.000)%	Jun 2016	14,136	(836)	13,300
	JPMorgan Chase Bank	CNA Financial Corp.	700,000	USD	700,000	(0.440)%	Sep 2011	—	(127)	(127)
	JPMorgan Chase Bank	Health Care Property Investors, Inc.	200,000	USD	200,000	(0.610)%	Sep 2011	—	(116)	(116)
	Merrill Lynch International	International Lease Finance Corp.	1,100,000	USD	1,100,000	(0.130)%	Mar 2012	—	13,128	13,128
	Morgan Stanley Capital Services, Inc.	Masco Corp.	300,000	USD	300,000	(0.580)%	Sep 2012	—	1,735	1,735
	Morgan Stanley Capital Services, Inc.	Simon Property Group, L.P.	3,000,000	USD	3,000,000	(0.885)%	Jun 2018	—	58,075	58,075
	Morgan Stanley Capital Services, Inc.	Spectra Energy Capital, LLC	1,000,000	USD	1,000,000	(1.150)%	Jun 2018	—	(14,916)	(14,916)
	Morgan Stanley Capital Services, Inc.	Commonwealth of Australia	1,700,000	USD	1,700,000	(1.000)%	Jun 2016	39,639	(1,957)	37,682

81

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Global Bond Trust, continued
	The Royal Bank of Scotland PLC	GATX Corp.	3,000,000	USD	$3,000,000	(0.605)%	Mar 2012	—	($5,393)	($5,393)
	The Royal Bank of Scotland PLC	The Cleveland Electric Illuminating Company	3,000,000	USD	3,000,000	(0.940)%	Jun 2017	—	100,946	100,946
					$49,150,000			($48,855)	$174,595	$125,742

Investment Quality Bond Trust

The Portfolio used credit default swaps to manage against potential credit events. During the six months ended June 30, 2011, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $8.7 million to $40.5 million, as measured at each quarter end.

PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	NOTIONAL AMOUNT	CURRENCY	USA NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Investment Quality Bond Trust
	Goldman Sachs International	CDX-EMS15V1-5Y	21,000,000	USD	$21,000,000	(5.000)%	Jun 2016	($2,776,694)	$7,575	($2,769,119)
	Goldman Sachs International	CMBX.NA.BB.	1,380,000	USD	1,380,000	(1.340)%	Oct 2052	(921,913)	(147,382)	(1,069,295)
	Goldman Sachs International	CMBX.NA.AAA.	2,485,000	USD	2,485,000	(0.350)%	Feb 2051	(198,536)	58,851	(139,685)
	Goldman Sachs International	North American 15 Version 1	4,610,000	USD	4,610,000	(1.000)%	Jun 2016	(22,108)	3,195	(18,913)
	Goldman Sachs International	CDX-NAIGS16V1-5Y	7,705,000	USD	7,705,000	(1.000)%	Jun 2016	(21,274)	(10,277)	(31,551)
	Goldman Sachs International	CMBX.NA.AA	620,000	USD	$620,000	(0.150)%	Mar 2049	232,502	(21,712)	210,790
	Goldman Sachs International	CMBX.NA.AM.4	1,245,000	USD	1,245,000	(0.500)%	Feb 2051	242,441	(52,648)	189,793
	UBS Securities LLC	Everest Reinsurance Holding, Inc.	1,450,000	USD	1,450,000	(1.800)%	Dec 2013	—	($34,892)	($34,892)
					$40,495,000			($3,465,582)	($197,290)	($3,662,872)

Real Return Bond Trust

The Portfolio used credit default swaps to manage against potential credit events. During the six months ended June 30, 2011, the Portfolio held credit default swaps with total USD notional amounts ranging as represented below.

PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Real Return Bond Trust
	Bank of America N.A.	Liberty Mutual Group, Inc.	900,000	USD	$900,000	(1.390)%	Mar 2014	—	($9,317)	($9,317)
	Barclays Bank PLC	Everest Reinsurance Holdings, Inc.	1,000,000	USD	1,000,000	(0.535)%	Dec 2014	—	14,036	14,036
	Barclays Bank PLC	Rexam PLC	1,000,000	USD	1,000,000	(1.450)%	Dec 2013	—	(18,906)	(18,906)
	BNP Paribas	International Lease Finance Corp.	800,000	USD	800,000	(1.600)%	Dec 2013	—	27,205	27,205
					$3,700,000			—	$13,018	$13,018

Implied credit spreads are utilized in determining the market value of CDS agreements in which a Portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit rating and an increased risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as the Seller could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement.

The following table summarizes the contracts held at June 30, 2011 and the range of notional contract amounts held by the Portfolios during the six months ended June 30, 2011. In addition, the table details how the Portfolios used credit default swap contracts as a seller of protection during the six months ended June 30, 2011.

Global Bond Trust

The Portfolio used credit default swaps to gain exposure to a security or credit index. During the six months ended June 30, 2011, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $109.7 million to $166.7 million, as measured at each quarter end.

PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	IMPLIED CREDIT SPREAD AT 6-30-11	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Global Bond Trust
	Bank of America N.A.	United Kingdom of Great Britain and Northern Ireland	0.46%	2,300,000	USD	$2,300,000	1.000%	Jun 2015	$17,127	$32,309	$49,436
	Bank of America N.A.	United Kingdom of Great Britain and Northern Ireland	0.46%	7,900,000	USD	7,900,000	1.000%	Jun 2015	43,798	126,004	169,803
	Bank of America N.A.	French Republic	0.73%	1,300,000	USD	1,300,000	0.250%	Mar 2016	(48,396)	19,872	(28,524)
	Bank of America N.A.	Federative Republic of Brazil	0.19%	1,400,000	USD	1,400,000	1.000%	Dec 2011	2,310	3,596	5,907
	Bank of America N.A.	United Mexican States	0.26%	3,800,000	USD	3,800,000	1.000%	Dec 2011	6,180	8,471	14,651

82

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	IMPLIED CREDIT SPREAD AT 6-30-11	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Global Bond Trust, continued
	Bank of America N.A.	Ally Financial, Inc.	2.20%	1,300,000	USD	$1,300,000	5.000%	Dec 2012	$16,214	$38,442	$54,656
	Bank of America N.A.	MCDX.NA.15	n/a	900,000	USD	900,000	1.000%	Dec 2015	(22,905)	15,885	(7,020)
	Bank of America N.A.	State of California	1.83%	4,900,000	USD	4,900,000	2.930%	Dec 2020	—	339,361	339,361
	Barclays Bank PLC	United Mexican States	0.26%	3,800,000	USD	3,800,000	1.000%	Dec 2011	5,929	8,722	14,651
	BNP Paribas	Commonwealth of Australia	0.44%	3,000,000	USD	3,000,000	1.000%	Jun 2015	40,428	26,308	66,735
	Citibank N.A.	Russian Federation	0.33%	2,600,000	USD	2,600,000	1.000%	Dec 2011	3,481	5,771	9,251
	Citibank N.A.	United Kingdom of Great Britain and Northern Ireland	0.46%	2,800,000	USD	2,800,000	1.000%	Jun 2015	16,620	43,563	60,183
	Citibank N.A.	Republic of Korea	0.93%	2,800,000	USD	2,800,000	1.000%	Dec 2015	26,414	(17,544)	8,870
	Citibank N.A.	French Republic	0.73%	3,200,000	USD	3,200,000	0.250%	Mar 2016	(119,265)	49,053	(70,213)
	Citibank N.A.	People’s Republic of China	0.79%	3,300,000	USD	3,300,000	1.000%	Mar 2016	32,314	199	32,513
	Citibank N.A.	MCDX.NA.15	n/a	300,000	USD	300,000	1.000%	Dec 2020	(15,935)	4,940	(10,995)
	Credit Suisse International	Government of Japan	0.84%	4,700,000	USD	4,700,000	1.000%	Mar 2016	(31,232)	66,482	35,250
	Credit Suisse International	People’s Republic of China	0.79%	3,100,000	USD	3,100,000	1.000%	Mar 2016	30,311	231	30,543
	Deutsche Bank AG	Federative Republic of Brazil	0.19%	3,500,000	USD	3,500,000	1.000%	Dec 2011	6,168	8,599	14,767
	Deutsche Bank AG	Ally Financial, Inc.	2.00%	1,300,000	USD	1,300,000	5.000%	Sep 2012	15,104	34,233	49,337
	Deutsche Bank AG	United Kingdom of Great Britain and Northern Ireland	0.46%	1,800,000	USD	1,800,000	1.000%	Jun 2015	10,709	27,980	38,689
	Deutsche Bank AG	French Republic	0.70%	8,800,000	USD	8,800,000	0.250%	Dec 2015	(200,224)	30,397	(169,827)
	Deutsche Bank AG	French Republic	0.70%	6,100,000	USD	6,100,000	0.250%	Dec 2015	(130,736)	13,015	(117,721)
	Deutsche Bank AG	French Republic	0.70%	4,500,000	USD	4,500,000	0.250%	Dec 2015	(83,010)	(3,833)	(86,843)
	Deutsche Bank AG	People’s Republic of China	0.76%	800,000	USD	800,000	1.000%	Dec 2015	15,236	(6,729)	8,507
	Deutsche Bank AG	United Kingdom of Great Britain and Northern Ireland	0.52%	6,000,000	USD	6,000,000	1.000%	Dec 2015	116,873	10,282	127,155
	Deutsche Bank AG	United States of America	0.48%	7,900,000	USD	11,004,303	0.250%	Dec 2015	(96,200)	(16,123)	(112,322)
	Deutsche Bank AG	Commonwealth of Australia	0.52%	2,700,000	USD	2,700,000	1.000%	Mar 2016	52,751	7,577	60,328
	Deutsche Bank AG	Republic of Korea	0.96%	1,600,000	USD	1,600,000	1.000%	Mar 2016	(4,223)	7,636	3,413
	Deutsche Bank AG	Republic of Korea	0.96%	700,000	USD	700,000	1.000%	Mar 2016	(1,696)	3,189	1,493
	Deutsche Bank London Branch	MCDX.NA.15	n/a	1,500,000	USD	1,500,000	1.000%	Dec 2015	(33,333)	21,632	(11,701)
	Goldman Sachs	MCDX.NA.15	n/a	6,900,000	USD	6,900,000	1.000%	Dec 2015	(232,213)	178,390	(53,824)
	Goldman Sachs	MCDX.NA.16	n/a	2,700,000	USD	2,700,000	1.000%	Jun 2016	(55,362)	19,115	(36,247)
	JPMorgan Chase Bank	United Kingdom of Great Britain and Northern Ireland	0.46%	7,800,000	USD	7,800,000	1.000%	Jun 2015	31,717	135,935	167,653
	JPMorgan Chase Bank	People’s Republic of China	0.76%	5,000,000	USD	5,000,000	1.000%	Dec 2015	84,167	(30,997)	53,168
	JPMorgan Chase Bank	Commonwealth of Australia	0.55%	800,000	USD	800,000	1.000%	Jun 2016	17,353	380	17,733
	Merrill Lynch International	Russian Federation	0.33%	4,300,000	USD	4,300,000	1.000%	Dec 2011	6,141	9,160	15,301
	Morgan Stanley Capital Services, Inc.	Russian Federation	0.33%	200,000	USD	200,000	1.000%	Dec 2011	287	425	712
	Morgan Stanley Capital Services, Inc.	French Republic	0.70%	7,500,000	USD	7,500,000	0.250%	Dec 2015	(134,221)	(10,517)	(144,739)
	Morgan Stanley Capital Services, Inc.	MCDX.NA.15	n/a	4,000,000	USD	4,000,000	1.000%	Dec 2015	(151,825)	120,622	(31,202)
	Morgan Stanley Capital Services, Inc.	Government of Japan	0.84%	500,000	USD	500,000	1.000%	Mar 2016	(4,422)	8,172	3,750
	Morgan Stanley Capital Services, Inc.	State of California	1.54%	1,600,000	USD	1,600,000	1.350.%	Jun 2016	—	(12,249)	(12,249)
	Morgan Stanley Capital Services, Inc.	Commonwealth of Pennsylvania	0.95%	1,000,000	USD	1,000,000	1.400%	Mar 2021	—	33,823	33,823
	Morgan Stanley Capital Services, Inc.	State of California	1.84%	1,600,000	USD	1,600,000	2.150%	Mar 2021	—	32,176	32,176
	Morgan Stanley Capital Services, Inc.	State of Connecticut	1.23%	2,600,000	USD	2,600,000	1.630%	Mar 2021	—	73,957	73,957
	Morgan Stanley Capital Services, Inc.	State of California	1.85%	2,900,000	USD	2,900,000	2.150%	Jun 2021	—	57,118	57,118
	The Royal Bank of Scotland PLC	Commonwealth of Australia	0.52%	1,400,000	USD	1,400,000	1.000%	Mar 2016	28,917	2,364	31,281
	The Royal Bank of Scotland PLC	Commonwealth of Australia	0.52%	2,300,000	USD	2,300,000	1.000%	Mar 2016	46,533	4,857	51,391
	The Royal Bank of Scotland PLC	Commonwealth of Australia	0.52%	2,700,000	USD	2,700,000	1.000%	Mar 2016	54,048	6,280	60,328
	UBS AG	French Republic	0.70%	1,400,000	USD	1,400,000	0.250%	Dec 2015	(24,713)	(2,305)	(27,018)
	UBS AG	United States of America	0.50%	4,000,000	EUR	5,804,597	0.250%	Jun 2016	(72,753)	4,737	(68,016)
						$166,708,900			($735,534)	$1,540,963	$805,429

Investment Quality Bond Trust

The Portfolio used credit default swaps to gain exposure to a security or credit index. During the six months ended June 30, 2011, the Portfolio held credit default swaps with total USD notional amounts ranging up to approximately $18.5 million, as measured at each quarter end.

83

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	IMPLIED CREDIT SPREAD	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)*	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Investment Quality Bond Trust
	Goldman Sachs	Xerox Corp.	n/a	825,000	USD	$825,000	1.00%	Jun 2016	($12,152)	($1,539)	($13,691)
	Goldman Sachs	CDX-NAHYS16V1	n/a	420,000	USD	420,000	5.00%	Jun 2016	2,625	4,603	7,228
	Goldman Sachs	ITRAXX-EUROPES15V1	n/a	1,940,000	EUR	2,732,394	1.00%	Jun 2016	(3,720)	(2,410)	(6,130)
	Goldman Sachs	ITRAXX-XOVERS15V1-5Y	n/a	1,040,000	EUR	1,477,061	5.00%	Jun 2016	90,066	(22,470)	67,596
	Goldman Sachs	TRAXX-EUROPES15V2	n/a	2,650,000	EUR	3,804,208	1.00%	Jun 2016	(15,574)	7,200	(8,374)
	Goldman Sachs	CMBX.NA.A.5	n/a	1,240,000	USD	1,240,000	3.50%	Feb 2051	(637,795)	(25,123)	(662,918)
	Goldman Sachs	CMBX.NA.A.5	n/a	1,245,000	USD	1,245,000	3.50%	Feb 2051	(659,971)	(5,620)	(665,591)
	Goldman Sachs	CMBX.NA.AA.	n/a	1,380,000	USD	1,380,000	1.65%	Feb 2051	480,513	188,746	669,259
	Goldman Sachs	CMBX.NA.AA.4	n/a	690,000	USD	690,000	1.65%	Feb 2051	(348,482)	13,958	(334,524)
	Goldman Sachs	TRAXX-EUROPES15V1	n/a	175,000	EUR	248,001	1.65%	Feb 2051	(1,154)	601	(553)
	Goldman Sachs	CMBX.NA.A.1	n/a	410,000	USD	410,000	0.35%	Oct 2052	(136,329)	24	(136,305)
	Goldman Sachs	CMBX.NA.A.1	n/a	300,000	USD	300,000	0.35%	Oct 2052	(99,753)	18	(99,735)
						$14,771,664			($1,341,726)	$157,988	($1,183,738)

*	The Statement of Assets and Liabilities includes an additional unamortized upfront payment paid of $120 for Investment Quality Bond Trust as a result of unsettled credit default swap contracts.

Real Return Bond Trust

The Portfolio used credit default swaps to gain exposure to a security or credit index. During the six months ended June 30, 2011, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $6.5 million to $6.9 million, as measured at each quarter end.

PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	IMPLIED CREDIT SPREAD AT 6-30-11	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVE FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Real Return Bond Trust
	Barclays Bank PLC	Federative Republic of Brazil	0.94%	500,000	USD	$500,000	1.000%	Jun 2015	($3,312)	$4,612	$1,300
	Barclays Bank PLC	French Republic	0.70%	200,000	USD	200,000	0.250%	Dec 2015	(3,441)	(419)	(3,860)
	Barclays Bank PLC	CDX.EM.15	n/a	100,000	USD	100,000	5.000%	Jun 2016	12,802	384	13,186
	Citibank N.A.	CDX.EM.14	n/a	900,000	USD	900,000	5.000%	Sep 2010	111,307	(592)	110,715
	Citibank N.A.	French Republic	0.63%	1,000,000	USD	1,000,000	0.250%	Jun 2015	(18,557)	3,949	(14,608)
	Deutsche Bank AG	United Kingdom of Great Britain and Northern Ireland	0.46%	1,300,000	USD	1,300,000	1.000%	Jun 2015	12,022	15,920	27,942
	Deutsche Bank AG	CDX.EM.14	n/a	200,000	USD	200,000	5.000%	Dec 2015	25,599	(996)	24,603
	Goldman Sachs	Government of Japan	0.81%	700,000	USD	700,000	1.000%	Dec 2015	13,401	(7,292)	6,109
	Goldman Sachs	CDX.NA.IG.16	n/a	900,000	USD	900,000	1.000%	Jun 2016	1,776	1,909	3,685
	JPMorgan Chase Bank	Federative Republic of Brazil	0.94%	600,000	USD	600,000	1.000%	Jun 2015	(5,292)	6,853	1,561
	JPMorgan Chase Bank	Petroleo Brasileiro S/A Petrobras	1.34%	300,000	USD	300,000	1.000%	Sep 2015	(7,073)	2,968	(4,105)
	UBS AG	CDX.EM.14	n/a	200,000	USD	200,000	5.000%	Dec 2015	24,301	302	24,603
						$6,900,000			$163,533	$27,598	$191,131

Total Return Trust

The Portfolio used credit default swaps to gain exposure to a security or credit index. During the six months ended June 30, 2011, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $412.8 million to $666.5 million, as measured at each quarter end.

PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	IMPLIED CREDIT SPREAD AT 6-30-11	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVED FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Total Return Trust
	Bank of America N.A.	Berkshire Hathaway, Inc.	0.83%	2,900,000	USD	$2,900,000	1.000%	Mar 2015	($37,372)	$56,434	$19,062
	Bank of America N.A.	United Mexican States	0.94%	300,000	USD	300,000	1.000%	Sep 2015	(3,576)	4,415	839
	Bank of America N.A.	CDX.EM.14	n/a	6,100,000	USD	6,100,000	5.000%	Dec 2015	732,187	18,213	750,400
	Bank of America N.A.	General Electric Capital Corp.	1.24%	2,600,000	USD	2,600,000	1.000%	Dec 2015	(46,367)	20,129	(26,238)
	Bank of America N.A.	General Electric Capital Corp.	1.24%	2,500,000	USD	2,500,000	1.000%	Dec 2015	(43,564)	18,335	(25,229)
	Bank of America N.A.	Federative Republic of Brazil	1.05%	20,700,000	USD	20,700,000	1.000%	Mar 2016	(137,452)	99,831	(37,621)
	Bank of America N.A.	French Republic	0.73%	2,300,000	USD	2,300,000	0.250%	Mar 2016	(84,749)	34,284	(50,465)
	Bank of America N.A.	Government of Japan	0.84%	400,000	USD	400,000	1.000%	Mar 2016	4,823	(1,823)	3,000
	Bank of America N.A.	Government of Japan	0.84%	300,000	USD	300,000	1.000%	Mar 2016	3,884	(1,634)	2,250
	Bank of America N.A.	Kingdom of Spain	2.59%	500,000	USD	500,000	1.000%	Mar 2016	(30,692)	(3,123)	(33,815)
	Bank of America N.A.	Kingdom of Spain	2.59%	23,800,000	USD	23,800,000	1.000%	Mar 2016	(1,472,690)	(136,896)	(1,609,586)
	Bank of America N.A.	MetLife, Inc.	1.44%	7,300,000	USD	7,300,000	1.000%	Mar 2016	(154,041)	11,824	(142,217)
	Bank of America N.A.	Credit Agricole S.A.	2.67%	3,000,000	EUR	4,438,047	1.000%	Jun 2016	(308,976)	(13,285)	(322,261)
	Bank of America N.A.	United Kingdom of Great Britain and Northern Ireland	0.59%	3,900,000	USD	3,900,000	1.000%	Jun 2016	77,410	1,610	79,020
	Bank of America N.A.	CDX.NA.IG.16	n/a	75,700,000	USD	75,700,000	1.000%	Jun 2021	328,186	(18,198)	309,988
	Barclays Bank PLC	United Mexican States	0.30%	1,000,000	USD	1,000,000	0.390%	Jan 2012	—	2,264	2,264
	Barclays Bank PLC	Dell, Inc.	0.33%	5,900,000	USD	5,900,000	1.000%	Sep 2013	21,754	68,221	89,975
	Barclays Bank PLC	United Mexican States	0.88%	2,000,000	USD	2,000,000	1.000%	Mar 2015	(32,765)	42,258	9,493
	Barclays Bank PLC	CDX.EM.13	n/a	200,000	USD	200,000	5.000%	Jun 2015	18,867	4,013	22,880

84

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	IMPLIED CREDIT SPREAD AT 6-30-11	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVED FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Total Return Trust, continued
	Barclays Bank PLC	CDX.EM.13	n/a	22,500,000	USD	$22,500,000	5.000%	Jun 2015	$2,348,840	$225,216	$2,574,056
	Barclays Bank PLC	Federative Republic of Brazil	0.94%	500,000	USD	500,000	1.000%	Jun 2015	(5,485)	6,785	1,300
	Barclays Bank PLC	CDX.EM.14	n/a	6,000,000	USD	6,000,000	5.000%	Dec 2015	682,817	55,281	738,098
	Barclays Bank PLC	People’s Republic of China	0.79%	700,000	USD	700,000	1.000%	Mar 2016	7,708	(811)	6,897
	Barclays Bank PLC	Republic of Italy	1.69%	1,500,000	USD	1,500,000	1.000%	Mar 2016	(53,593)	8,717	(44,876)
	Barclays Bank PLC	United Mexican States	1.02%	200,000	USD	200,000	1.000%	Mar 2016	(1,416)	1,275	(141)
	Barclays Bank PLC	CDX.EM.15	n/a	2,000,000	USD	2,000,000	5.000%	Jun 2016	255,093	8,633	263,726
	Barclays Bank PLC	CDX.NA.HY.16	n/a	19,200,000	USD	19,200,000	5.000%	Jun 2016	511,932	(178,822)	333,110
	Barclays Bank PLC	Republic of Indonesia	1.34%	1,900,000	USD	1,900,000	1.000%	Jun 2016	(29,842)	(153)	(29,995)
	Barclays Bank PLC	Republic of Indonesia	1.34%	1,800,000	USD	1,800,000	1.000%	Jun 2016	(27,862)	(554)	(28,416)
	Barclays Bank PLC	Republic of Indonesia	1.34%	3,100,000	USD	3,100,000	1.000%	Jun 2016	(49,747)	808	(48,939)
	Barclays Bank PLC	Republic of Indonesia	1.34%	2,100,000	USD	2,100,000	1.000%	Jun 2016	(34,648)	1,496	(33,152)
	BNP Paribas	General Electric Capital Corp.	0.35%	2,600,000	USD	2,600,000	5.000%	Sep 2011	12,684	19,131	31,815
	BNP Paribas	People’s Republic of China	0.79%	300,000	USD	300,000	1.000%	Mar 2016	3,344	(388)	2,956
	BNP Paribas	United States of America	0.49%	7,800,000	EUR	10,936,378	0.250%	Mar 2016	(103,785)	(17,989)	(121,774)
	BNP Paribas	CDX.NA.IG.16	n/a	75,300,000	USD	75,300,000	1.000%	Jun 2016	258,480	49,870	308,350
	BNP Paribas	Nucor Corp.	1.07%	5,000,000	USD	5,000,000	1.000%	Jun 2018	9,295	(31,685)	(22,390)
	BNP Paribas	Republic of Indonesia	1.87%	3,800,000	USD	3,800,000	1.000%	Jun 2021	(258,770)	(6,798)	(265,568)
	Citibank N.A.	CDX.NA.HY.8	n/a	8,184,990	USD	8,184,990	0.355%	Jun 2012	—	28,584	28,584
	Citibank N.A.	CDX.NA.HY.8	n/a	4,814,700	USD	4,814,700	0.360%	Jun 2012	—	17,058	17,058
	Citibank N.A.	CDX.NA.HY.8	n/a	2,022,174	USD	2,022,174	0.401%	Jun 2012	—	8,007	8,007
	Citibank N.A.	General Electric Capital Corp.	0.77%	1,500,000	USD	1,500,000	4.325%	Dec 2013	—	133,321	133,321
	Citibank N.A.	United Mexican States	0.88%	2,000,000	USD	2,000,000	1.000%	Mar 2015	(33,436)	42,929	9,493
	Citibank N.A.	Federative Republic of Brazil	0.97%	1,000,000	USD	1,000,000	1.000%	Sep 2015	(13,130)	14,694	1,564
	Citibank N.A.	Republic of Indonesia	1.14%	500,000	USD	500,000	1.000%	Sep 2015	(9,304)	6,516	(2,788)
	Citibank N.A.	United Mexican States	0.94%	700,000	USD	700,000	1.000%	Sep 2015	(8,895)	10,853	1,958
	Citibank N.A.	CDX.EM.14	n/a	1,000,000	USD	1,000,000	5.000%	Dec 2015	118,240	4,776	123,016
	Citibank N.A.	Federative Republic of Brazil	1.05%	3,300,000	USD	3,300,000	1.000%	Mar 2016	(20,459)	14,461	(5,998)
	Citibank N.A.	Kingdom of Spain	2.59%	2,700,000	USD	2,700,000	1.000%	Mar 2016	(153,290)	(29,310)	(182,600)
	Citibank N.A.	Republic of Kazakhstan	1.50%	300,000	USD	300,000	1.000%	Mar 2016	(7,978)	1,255	(6,723)
	Citibank N.A.	United Mexican States	1.02%	12,000,000	USD	12,000,000	1.000%	Mar 2016	(90,246)	81,757	(8,489)
	Citibank N.A.	Berkshire Hathaway, Inc.	1.11%	11,000,000	USD	11,000,000	1.000%	Jun 2016	(25,535)	(26,787)	(52,322)
	Citibank N.A.	Federative Republic of Brazil	1.08%	6,600,000	USD	6,600,000	1.000%	Jun 2016	(21,582)	(1,448)	(23,030)
	Citibank N.A.	Kingdom of Spain	2.61%	2,000,000	USD	2,000,000	1.000%	Jun 2016	(134,182)	(8,361)	(142,543)
	Citibank N.A.	Republic of Indonesia	1.34%	600,000	USD	600,000	1.000%	Jun 2016	(10,887)	1,415	(9,472)
	Citibank N.A.	United Mexican States	1.06%	3,600,000	USD	3,600,000	1.000%	Jun 2016	(7,641)	(1,142)	(8,783)
	Citibank N.A.	Republic of Indonesia	1.87%	1,200,000	USD	1,200,000	1.000%	Jun 2021	(84,031)	168	(83,863)
	Credit Suisse International	People’s Republic of China	0.68%	5,000,000	USD	5,000,000	1.000%	Mar 2015	17,304	43,168	60,472
	Credit Suisse International	CDX.EM.13	n/a	700,000	USD	700,000	5.000%	Jun 2015	70,212	9,870	80,082
	Credit Suisse International	Federative Republic of Brazil	0.94%	6,900,000	USD	6,900,000	1.000%	Jun 2015	(74,144)	92,091	17,947
	Credit Suisse International	United Kingdom of Great Britain and Northern Ireland	0.56%	8,100,000	USD	8,100,000	1.000%	Mar 2016	144,492	23,391	167,883
	Credit Suisse International	Arcelormittal	2.25%	1,500,000	USD	1,500,000	1.000%	Jun 2016	(73,337)	(11,492)	(84,829)
	Credit Suisse International	CDX.NA.IG.16	n/a	18,800,000	USD	18,800,000	1.000%	Jun 2016	87,395	(10,410)	76,985
	Deutsche Bank AG	General Electric Capital Corp.	0.35%	700,000	USD	700,000	1.500%	Sep 2011	—	2,176	2,176
	Deutsche Bank AG	General Electric Capital Corp.	0.35%	2,300,000	USD	2,300,000	5.000%	Sep 2011	13,008	15,136	28,144
	Deutsche Bank AG	CDX.NA.IG.9	n/a	12,152,686	USD	12,152,686	0.705%	Dec 2012	—	121,842	121,842
	Deutsche Bank AG	Berkshire Hathaway, Inc.	0.44%	2,000,000	USD	2,000,000	0.850%	Mar 2013	—	14,613	14,613
	Deutsche Bank AG	CDX.NA.IG.10	n/a	2,411,247	USD	2,411,247	0.530%	Jun 2013	—	24,362	24,362
	Deutsche Bank AG	General Electric Capital Corp.	0.77%	1,400,000	USD	1,400,000	4.900%	Dec 2013	—	144,518	144,518
	Deutsche Bank AG	CDX.EM.12	n/a	1,400,000	USD	1,400,000	5.000%	Dec 2014	96,573	48,928	145,501
	Deutsche Bank AG	United Mexican States	0.88%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(16,718)	21,464	4,746
	Deutsche Bank AG	CDX.EM.13	n/a	4,800,000	USD	4,800,000	5.000%	Jun 2015	469,113	80,019	549,132
	Deutsche Bank AG	Federative Republic of Brazil	0.94%	2,800,000	USD	2,800,000	1.000%	Jun 2015	(23,552)	30,835	7,283
	Deutsche Bank AG	Federative Republic of Brazil	0.94%	700,000	USD	700,000	1.000%	Jun 2015	(5,131)	6,952	1,821
	Deutsche Bank AG	CDX.EM.14	n/a	4,300,000	USD	4,300,000	5.000%	Dec 2015	461,035	67,935	528,970
	Deutsche Bank AG	French Republic	0.73%	600,000	USD	600,000	0.250%	Mar 2016	(22,130)	8,965	(13,165)
	Deutsche Bank AG	General Electric Capital Corp.	1.28%	400,000	USD	400,000	1.000%	Mar 2016	(20,090)	15,176	(4,914)
	Deutsche Bank AG	MetLife, Inc.	1.44%	1,500,000	USD	1,500,000	1.000%	Mar 2016	(28,496)	(727)	(29,223)
	Deutsche Bank AG	MetLife, Inc.	1.44%	2,200,000	USD	2,200,000	1.000%	Mar 2016	(42,705)	(155)	(42,860)
	Deutsche Bank AG	Republic of Kazakhstan	1.50%	300,000	USD	300,000	1.000%	Mar 2016	(8,362)	1,639	(6,723)
	Deutsche Bank AG	United Kingdom of Great Britain and Northern Ireland	0.56%	1,200,000	USD	1,200,000	1.000%	Mar 2016	21,406	3,466	24,872
	Deutsche Bank AG	United Mexican States	1.02%	7,500,000	USD	7,500,000	1.000%	Mar 2016	(51,359)	46,053	(5,306)
	Deutsche Bank AG	CDX.EM.15	n/a	1,100,000	USD	1,100,000	5.000%	Jun 2016	141,345	3,704	145,049
	Deutsche Bank AG	MetLife, Inc.	1.69%	4,100,000	USD	4,100,000	1.000%	Mar 2018	(223,252)	54,752	(168,500)
	Deutsche Bank London Branch	CDX.NA.IG.16	n/a	6,200,000	USD	6,200,000	1.000%	Jun 2016	29,005	(3,616)	25,389
	Deutsche Bank London Branch	Federative Republic of Brazil	1.08%	7,600,000	USD	7,600,000	1.000%	Jun 2016	(21,733)	(4,786)	(26,519)
	Deutsche Bank London Branch	People’s Republic of China	0.82%	5,100,000	USD	5,100,000	1.000%	Jun 2016	54,420	(8,142)	46,278
	Deutsche Bank London Branch	Republic of Italy	1.70%	2,800,000	USD	2,800,000	1.000%	Jun 2016	(69,885)	(20,228)	(90,113)

85

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	IMPLIED CREDIT SPREAD AT 6-30-11	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVED FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Total Return Trust, continued
	Deutsche Bank London Branch	Republic of Korea	0.98%	1,200,000	USD	$1,200,000	1.000%	Jun 2016	$562	$760	$1,322
	Deutsche Bank London Branch	Republic of Korea	0.98%	800,000	USD	800,000	1.000%	Jun 2016	563	319	882
	Deutsche Bank London Branch	People’s Republic of China	0.84%	800,000	USD	800,000	1.000%	Sep 2016	4,415	2,230	6,645
	Deutsche Bank London Branch	Republic of Indonesia	1.87%	2,300,000	USD	2,300,000	1.000%	Jun 2021	(153,336)	(7,402)	(160,738)
	Goldman Sachs	SLM Corp.	0.84%	5,000,000	USD	5,000,000	5.000%	Sep 2011	—	55,447	55,447
	Goldman Sachs	CDX.NA.IG.10	n/a	2,989,946	USD	2,989,946	0.463%	Jun 2013	—	26,115	26,115
	Goldman Sachs	Berkshire Hathaway, Inc.	0.83%	1,400,000	USD	1,400,000	1.000%	Mar 2015	(18,042)	27,245	9,203
	Goldman Sachs	CDX.EM.13	n/a	100,000	USD	100,000	5.000%	Jun 2015	9,395	2,045	11,440
	Goldman Sachs	CDX.EM.13	n/a	100,000	USD	100,000	5.000%	Jun 2015	9,618	1,822	11,440
	Goldman Sachs	Federative Republic of Brazil	0.94%	500,000	USD	500,000	1.000%	Jun 2015	(5,122)	6,422	1,300
	Goldman Sachs	French Republic	0.70%	500,000	USD	500,000	0.250%	Dec 2015	(8,490)	(1,159)	(9,649)
	Goldman Sachs	United Kingdom of Great Britain and Northern Ireland	0.52%	2,600,000	USD	2,600,000	1.000%	Dec 2015	51,757	3,344	55,101
	Goldman Sachs	United Kingdom of Great Britain and Northern Ireland	0.52%	1,000,000	USD	1,000,000	1.000%	Dec 2015	20,083	1,110	21,193
	Goldman Sachs	Kingdom of Spain	2.59%	500,000	USD	500,000	1.000%	Mar 2016	(31,082)	(2,733)	(33,815)
	Goldman Sachs	Republic of Italy	1.69%	500,000	USD	500,000	1.000%	Mar 2016	(17,659)	2,700	(14,959)
	Goldman Sachs	Republic of Italy	1.69%	7,500,000	USD	7,500,000	1.000%	Mar 2016	(254,666)	30,285	(224,381)
	Goldman Sachs	French Republic	0.76%	9,300,000	USD	9,300,000	0.250%	Jun 2016	(235,247)	6,710	(228,537)
	Goldman Sachs	Republic of Italy	1.70%	1,100,000	USD	1,100,000	1.000%	Jun 2016	(20,694)	(14,708)	(35,402)
	Goldman Sachs	CDX.NA.IG.9	n/a	964,499	USD	964,499	0.548%	Dec 2017	—	11,458	11,458
	HSBC Bank	Republic of Panama	0.37%	1,400,000	USD	1,400,000	0.760%	Jan 2012	—	7,909	7,909
	HSBC Bank	CDX.EM.13	n/a	6,300,000	USD	6,300,000	5.000%	Jun 2015	590,197	130,539	720,736
	HSBC Bank	Federative Republic of Brazil	0.94%	2,300,000	USD	2,300,000	1.000%	Jun 2015	(48,727)	54,709	5,982
	HSBC Bank	Federative Republic of Brazil	0.97%	1,700,000	USD	1,700,000	1.000%	Sep 2015	(14,272)	16,930	2,658
	HSBC Bank	CDX.EM.14	n/a	800,000	USD	800,000	5.000%	Dec 2015	89,400	9,013	98,413
	HSBC Bank	Republic of Kazakhstan	1.50%	400,000	USD	400,000	1.000%	Mar 2016	(10,808)	1,844	(8,964)
	HSBC Bank	Republic of Indonesia	1.34%	2,100,000	USD	2,100,000	1.000%	Jun 2016	(35,122)	1,970	(33,152)
	HSBC Bank	United Mexican States	1.45%	9,600,000	USD	9,600,000	1.000%	Mar 2021	(428,545)	75,478	(353,067)
	JPMorgan Chase Bank	United Kingdom of Great Britain and Northern Ireland	0.43%	700,000	USD	700,000	1.000%	Mar 2015	2,424	12,499	14,923
	JPMorgan Chase Bank	United Kingdom of Great Britain and Northern Ireland	0.43%	1,300,000	USD	1,300,000	1.000%	Mar 2015	4,049	23,666	27,715
	JPMorgan Chase Bank	CDX.EM.13	n/a	10,000,000	USD	10,000,000	5.000%	Jun 2015	944,290	199,735	1,144,025
	JPMorgan Chase Bank	Federative Republic of Brazil	0.97%	2,100,000	USD	2,100,000	1.000%	Sep 2015	(18,770)	22,054	3,284
	JPMorgan Chase Bank	CDX.EM.14	n/a	500,000	USD	500,000	5.000%	Dec 2015	56,695	4,813	61,508
	JPMorgan Chase Bank	Government of Japan	0.84%	1,300,000	USD	1,300,000	1.000%	Mar 2016	10,446	(696)	9,750
	JPMorgan Chase Bank	MetLife, Inc.	1.44%	4,000,000	USD	4,000,000	1.000%	Mar 2016	(86,133)	8,206	(77,927)
	JPMorgan Chase Bank	Republic of Indonesia	1.34%	1,600,000	USD	1,600,000	1.000%	Jun 2016	(28,317)	3,058	(25,259)
	JPMorgan Chase Bank	CDX.NA.IG.9	n/a	2,121,897	USD	2,121,897	0.553%	Dec 2017	—	25,848	25,848
	JPMorgan Chase Bank	Nucor Corp.	1.07%	200,000	USD	200,000	1.000%	Jun 2018	435	(1,331)	(896)
	Merrill Lynch Capital Services, Inc.	Federative Republic of Brazil	1.06%	1,000,000	USD	1,000,000	1.950%	Apr 2016	(1,916)	46,793	44,877
	Morgan Stanley Capital Services, Inc.	General Electric Capital Corp.	0.35%	2,800,000	USD	2,800,000	1.000%	Sep 2011	(5,185)	10,236	5,051
	Morgan Stanley Capital Services, Inc.	CDX.NA.IG.9	n/a	4,800,000	USD	4,800,000	0.963%	Dec 2012	—	65,999	65,999
	Morgan Stanley Capital Services, Inc.	CDX.EM.13	n/a	8,700,000	USD	8,700,000	5.000%	Jun 2015	833,533	161,769	995,302
	Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	0.94%	800,000	USD	800,000	1.000%	Jun 2015	(5,937)	8,018	2,081
	Morgan Stanley Capital Services, Inc.	CDX.EM.14	n/a	3,800,000	USD	3,800,000	5.000%	Dec 2015	423,022	44,440	467,462
	Morgan Stanley Capital Services, Inc.	French Republic	0.73%	500,000	USD	500,000	0.250%	Mar 2016	(15,689)	4,718	(10,971	) (5,256)
	Morgan Stanley Capital Services, Inc.	CDX.NA.IG.16	n/a	4,000,000	USD	4,000,000	1.000%	Jun 2016	18,948	(2,568)	16,380
	Morgan Stanley Capital Services, Inc.	General Electric Capital Corp.	1.31%	1,200,000	USD	1,200,000	1.000%	Jun 2016	(4,451)	(12,908)	(17,359)
	Morgan Stanley Capital Services, Inc.	United Kingdom of Great Britain and Northern Ireland	0.59%	1,800,000	USD	1,800,000	1.000%	Jun 2016	30,887	5,584	36,471
	Morgan Stanley Capital Services, Inc.	People’s Republic of China	0.84%	600,000	USD	600,000	1.000%	Sep 2016	2,963	2,021	4,984
	The Royal Bank of Scotland PLC	French Republic	0.70%	900,000	USD	900,000	0.250%	Dec 2015	(15,472)	(1,897)	(17,369)
	The Royal Bank of Scotland PLC	French Republic	0.73%	500,000	USD	500,000	0.250%	Mar 2016	(15,474)	4,503	(10,971)
	The Royal Bank of Scotland PLC	People’s Republic of China	0.82%	4,900,000	USD	4,900,000	1.000%	Jun 2016	51,114	(6,651)	44,463
	UBS AG	Merrill Lynch & Company, Inc.	0.57%	4,800,000	USD	4,800,000	1.000%	Sep 2011	(2,679)	8,892	6,213
	UBS AG	Berkshire Hathaway, Inc.	0.83%	1,400,000	USD	1,400,000	1.000%	Mar 2015	(18,509)	27,712	9,203
	UBS AG	Federative Republic of Brazil	0.97%	500,000	USD	500,000	1.000%	Sep 2015	(3,986)	4,768	782
	UBS AG	French Republic	0.65%	5,000,000	USD	5,000,000	0.250%	Sep 2015	(110,742)	27,660	(83,082)

86

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	IMPLIED CREDIT SPREAD AT 6-30-11	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVED FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Total Return Trust, continued
	UBS AG	United States of America	0.47%	12,700,000	USD	$16,290,280	0.250%	Sep 2015	($155,170)	($7,475)	($162,645)
	UBS AG	CDX.EM.14	n/a	2,200,000	USD	2,200,000	5.000%	Dec 2015	262,621	8,015	270,636
	UBS AG	French Republic	0.73%	1,600,000	USD	1,600,000	0.250%	Mar 2016	(58,956)	23,850	(35,106)
	UBS AG	United Kingdom of Great Britain and Northern Ireland	0.59%	2,500,000	USD	2,500,000	1.000%	Jun 2016	42,898	7,756	50,654
	UBS AG	People’s Republic of China	0.84%	200,000	USD	200,000	1.000%	Sep 2016	1,038	623	1,661
	UBS AG	People’s Republic of China	0.84%	600,000	USD	600,000	1.000%	Sep 2016	3,261	1,723	4,984
	UBS AG	Republic of Indonesia	1.87%	2,100,000	USD	2,100,000	1.000%	Jun 2021	(141,505)	(5,256)	(146,761)
	UBS AG	Republic of Indonesia	1.87%	600,000	USD	600,000	1.000%	Jun 2021	(42,854)	922	(41,932)
						$666,526,844			$4,233,027	$2,644,630	$6,877,657

The following are abbreviations for the tables above:

CDI	Brazil Interbank Deposit Rate
FRCPXTOB	French CPI Ex Tobacco Daily Reference Index
LIBOR	London Interbank Offered Rate
TIIE	Tasa de Intere’s Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)
TIBOR	Tokyo Interbank Offered Rate

Cash collateral received by Portfolios   For certain transactions the Portfolios may receive cash collateral from counterparties. At June 30, 2011, the following Portfolios held cash collateral with respect to the financial instruments below:

	Cash Collateral Held
Portfolio	Swaps	TBAs	Forward Foreign Currency Contracts	Total
Global Bond Trust	$2,770,000	—	$60,000	$2,830,000
Real Return Bond Trust	20,000	—	200,000	220,000
Total Return Trust	7,970,000	$5,610,000	1,060,000	14,640,000

Fair value of derivative instruments by risk category  The table below summarizes the fair value of derivatives held by the Portfolios at June 30, 2011 by risk category:

Portfolio	Risk	Statement of Assets and Liabilities Location	Financial Instruments Location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
Active Bond Trust	Interest rate contracts	Receivable/payable for futures	Futures†	$48,171	($174,622)
	Credit contracts	Swap contracts, at value	Credit default swaps	299,174	—
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	—	(2,872)
	Total			$347,345	($177,494)
Bond Trust	Interest rate contracts	Receivable/payable for futures	Futures†	—	($1,198,083)
	Total			—	($1,198,083)
Bond PS Series	Interest rate contracts	Receivable/payable for futures	Futures†	—	($13,435)
	Total			—	($13,435)
Global Bond Trust	Interest rate contracts	Receivable/payable for futures; Written options, at value; Swap contracts, at value	Futures†/Written options/Interest rate swaps	$2,400,477	($3,990,389)
	Credit contracts	Swap contracts, at value; Written options, at value	Credit default swaps/Written options	2,287,606	(1,356,435)
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts; Written options, at value; Investments in unaffiliated issuers, at value*	Forward foreign currency contracts/Written options/Purchased options	4,822,458	(6,330,052)
	Total			$9,510,541	($11,676,876)
High Yield Trust	Interest rate contracts	Receivable/payable for futures	Futures†	—	($222,135)
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$12,130	(103,674)
	Total			$12,130	($325,809)
Investment Quality Bond Trust	Interest rate contracts	Receivable/payable for futures; Swap contracts, at value	Futures†/Interest rate swaps	$287,393	($559,686)
	Credit contracts	Swap contracts, at value	Credit default swaps	1,144,666	(9,654,148)
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	200,117	(342,996)
	Total			$1,632,176	($10,556,830)

87

DERIVATIVE INSTRUMENTS, CONTINUED

Portfolio	Risk	Statement of Assets and Liabilities Location	Financial Instruments Location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
New Income Trust	Interest rate contracts	Receivable/payable for futures	Futures†	—	($1,059,860)
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$2,632,568	(5,378,661)
	Total			$2,632,568	($6,438,521)
Real Return Bond Trust	Interest rate contracts	Receivable/payable for futures; Investments in unaffiliated issuers, at value*; Written Options, at value; Swap contracts, at value	Futures†/Written options/Purchased options/Interest rate swaps	$337,267	($589,345)
	Credit contracts	Swap contracts, at value; Written options, at value	Credit default swaps/Written options	267,963	(42,324)
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts; Written options, at value	Forward foreign currency contracts/Written options	251,530	(291,438)
	Total			$856,760	($923,107)
Strategic Income Opportunities Trust	Interest rate contracts	Receivable/payable for futures	Futures†	—	($303,717)
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts; Investments in unaffiliated issuers, at value*; Written options, at value	Forward foreign currency contracts/Written options/Purchased options	$4,432,338	(2,312,679)
	Total			$4,432,338	($2,616,396)
Total Return Trust	Interest rate contracts	Receivable/payable for futures; Investments in unaffiliated issuers, at value*; Written options, at value; Swap contracts, at value	Futures†/Written options/Purchased options/Interest rate swaps	$23,376,507	($15,237,781)
	Credit contracts	Swap contracts, at value; Written options, at value	Credit default swaps/Written options	12,452,045	(5,595,178)
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	11,158,136	(18,159,136)
	Total			$46,986,688	($38,992,095)

†	Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the year end variation margin is separately disclosed in the Statements of Assets and Liabilities.
*	Purchased options are included in the Portfolio’s Investments

Effect of derivative instruments on the Statements of Operations  The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2011:

	Statement of Operations Location — Net Realized Gain (Loss) on:
Portfolio	Risk	Investments (Purchased Options)	Written Options	Futures contracts	Swap contracts	Foreign Currency Transactions*	Total
Active Bond Trust	Credit contracts	—	—	—	($45,555)	—	($45,555)
	Interest rate contracts	—	—	($72,524)	—	($45,990)	(118,514)
	Total	—	—	($72,524)	($45,555)	($45,990)	($164,069)
Bond Trust	Interest rate contracts	—	—	($4,010,112)	—	—	($4,010,112)
	Total	—	—	($4,010,112)	—	—	($4,010,112)
Global Bond Trust	Interest rate contracts	—	$1,031,809	($847,834)	($2,188,464)	—	($2,004,489)
	Credit contracts	—	178,375	—	1,299,888	—	1,478,263
	Foreign currency contracts	—	627,419	—	—	$6,537,456	7,164,875
	Total	—	$1,837,603	($847,834)	($888,576)	$6,537,456	$6,638,649
High Yield Trust	Interest rate contracts	—	—	($192,836)	—	—	($192,836)
	Foreign currency contracts	—	—	—	—	($361,894)	(361,894)
	Total	—	—	($192,836)	—	($361,894)	($554,730)
Investment Quality Bond Trust	Interest rate contracts	—	—	$137,480	($140,623)	—	($3,143)
	Credit contracts	—	—	—	9,359	—	9,359
	Foreign currency contracts	—	—	—	—	($547,802)	(547,802)
	Total	—	—	$137,480	($131,264)	($547,802)	($541,586)
New Income Trust	Interest rate contracts	—	—	($4,813,482)	—	—	($4,813,482)
	Foreign currency contracts	—	—	—	—	($1,875,210)	(1,875,210)
	Total	—	—	($4,813,482)	—	($1,875,210)	($6,688,692)

88

DERIVATIVE INSTRUMENTS, CONTINUED

	Statement of Operations Location — Net Realized Gain (Loss) on:
Portfolio	Risk	Investments (Purchased Options)	Written Options	Futures contracts	Swap contracts	Foreign Currency Transactions*	Total
Real Return Bond Trust	Interest rate contracts	—	$66,130	($11,241)	$120,719	—	$175,608
	Credit contracts	—	4,475	—	13,778	—	18,253
	Foreign currency contracts	—	—	—	—	($537,882)	(537,882)
	Total	—	$70,605	($11,241)	$134,497	($537,882)	($344,021)
Strategic Income Opportunities Trust	Interest rate contracts	—	—	($2,127,774)	—	—	($2,127,774)
	Foreign currency contracts	($189,833)	$605,283	—	—	($437,836)	(22,386)
	Total	($189,833)	$605,283	($2,127,774)	—	($437,836)	($2,150,160)
Total Return Trust	Interest rate contracts	—	$1,581,667	$352,340	($4,136,304)	—	($2,202,297)
	Credit contracts	—	32,000	—	8,921,793	—	8,953,793
	Foreign currency contracts	—	10,660	—	—	$7,239,381	7,250,041
	Total	—	$1,624,327	$352,340	$4,785,489	$7,239,381	$14,001,537

*	Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statements of Operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2011:

	Statement of Operations Location — Change in Unrealized Appreciation (Depreciation) of:
Portfolio	Risk	Investments (Purchased Options)	Written Options	Futures Contracts	Swap Contracts	Translation of Assets and Liabilities in Foreign Currencies*	Total
Active Bond Trust	Interest rate contracts	—	—	($152,608)	—	—	($152,608)
	Credit contracts	—	—	—	($390,143)	—	(390,143)
	Foreign currency contracts	—	—	—	—	($65,095)	(65,095)
	Total	—	—	($152,608)	($390,143)	($65,095)	($607,846)
Bond Trust	Interest rate contracts	—	—	($1,375,355)	—	—	($1,375,355)
	Total	—	—	($1,375,355)	—	—	($1,375,355)
Bond PS Series	Interest rate contracts	—	—	($13,345)	—	—	($13,345)
	Total	—	—	($13,345)	—	—	($13,345)
Global Bond Trust	Interest rate contracts	—	$1,480,537	$561,730	($1,617,011)	—	$425,256
	Credit contracts	—	(309,014)	—	544,520	—	235,506
	Foreign currency contracts	($1,377)	(14,867)	—	—	($10,557,009)	(10,573,253)
	Total	($1,377)	$1,156,656	$561,730	($1,072,491)	($10,557,009)	($9,912,491)
High Yield Trust	Interest rate contracts	—	—	($486,977)	—	—	($486,977)
	Foreign currency contracts	—	—	—	—	$8,233	8,233
	Total	—	—	($486,977)	—	$8,233	($478,744)
Investment Quality Bond Trust	Interest rate contracts	—	—	($701,689)	($81,301)	—	($782,990)
	Credit contracts	—	—	—	111,709	—	111,709
	Foreign currency contracts	—	—	—	—	$139,306	139,306
	Total	—	—	($701,689)	$30,408	$139,306	($531,975)
New Income Trust	Interest rate contracts	—	—	($1,059,860)	—	—	($1,059,860)
	Foreign currency contracts	—	—	—	—	$909	909
	Total	—	—	($1,059,860)	—	$909	($1,058,951)
Real Return Bond Trust	Interest rate contracts	—	$232,274	$38,997	($322,413)	—	($51,142)
	Credit contracts	—	(5,305)	—	28,327	—	23,022
	Foreign currency contracts	$6,675	4,155	—	—	$134,093	144,923
	Total	$6,675	$231,124	$38,997	($294,086)	$134,093	$116,803
Strategic Income Opportunities Trust	Interest rate contracts	—	—	($303,717)	—	—	($303,717)
	Foreign currency contracts	($1,022,078)	($135,819)	—	—	$2,905,951	1,748,054
	Total	($1,022,078)	($135,819)	($303,717)	—	$2,905,951	$1,444,337
Total Return Trust	Interest rate contracts	$72,159	$8,870,156	$17,579,055	($5,800,754)	—	$20,720,616
	Credit contracts	—	29,379	—	(3,391,087)	—	(3,361,708)
	Foreign currency contracts	—	—	—	—	($11,702,221)	(11,702,221)
	Total	$72,159	$8,899,535	$17,579,055	($9,191,841)	($11,702,221)	$5,656,687

*	Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption on the Statements of Operations.

4.  GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. The risk of material loss from such claims is considered remote.

89

5.  FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Portfolios. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Portfolios. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management Fee  The Portfolios have an investment management contract with the Adviser under which the Portfolios pay a daily management fee to the Adviser equivalent, on an annual basis, as detailed below. Aggregate net assets generally include the net assets of the Portfolios and the net assets of a similar fund of John Hancock Fund II (JHF II), unless otherwise noted below. JHF II Funds are advised by the Adviser and are distributed by an affiliate of the Adviser, John Hancock Funds, LLC.

•	Active Bond Trust — 0.60% of aggregate net assets.

•	Bond Trust and Bond PS Series — a) 0.65% of the first $500 million of average net assets; b) 0.60% of average net assets between $500 million and $1.5 billion; c) 0.575% of average net assets between $1.5 billion and $2.5 billion; and d) 0.55% of the excess over $2.5 billion of average net assets.

•	Core Bond Trust — a) 0.69% of the first $200 million of aggregate net assets; b) 0.64% of aggregate net assets between $200 million and $400 million; and c) 0.57% of the excess over $400 million of aggregate net assets.

•	Global Bond Trust — 0.70% of the aggregate net assets.

•	High Yield Trust — a) 0.70% of the first $500 million of aggregate net assets and b) 0.65% of the excess over $500 million of aggregate net assets.

•	Income Trust — Aggregate net assets for this Portfolio include the net assets of Income Trust, International Value Trust, Global Trust and Mutual Shares Trust, the net assets of similar funds of JHF II for all the funds listed and JHF II International Small Cap Fund. The financial statements for the other Portfolios listed are not included in this report. The monthly management fee paid on these assets is a) 1.075% on the first $50 million of aggregate net assets; b) 0.915% of aggregate net assets between $50 million and $200 million; c) 0.825% of the aggregate net assets between $200 million and $500 million; and d) 0.80% on the excess over $500 million of aggregate net assets. (When aggregate net assets exceed $500 million, the rate is 0.80% on all assets.)

•	Investment Quality Bond Trust — a) 0.60% of the first $500 million of aggregate net assets and b) 0.55% of the excess over $500 million of aggregate net assets.

•	Money Market Trust and Money Market Trust B — a) 0.50% of the first $500 million of aggregate net assets and b) 0.47% excess over $500 million of aggregate net assets.

•	New Income Trust — a) 0.80% of the first $50 million of aggregate net assets and b) 0.75% between $50 million and $100 million; c) 0.675% between $100 million and $250 million; d) 0.625% between $250 million and $500 million; e) 0.60% excess over $500 million of aggregate net assets. (The annual rate of the management fee for the Portfolio on any day shall not exceed 0.725%. Also, when net assets of the Portfolio exceed $100 million on any day, the annual rate of management fee for that day is 0.75% on the first $100 million of net assets.)

•	Real Return Bond Trust — a) 0.70% of the first $1 billion of aggregate net assets and b) 0.65% excess over $1 billion of aggregate net assets.

•	Short Term Government Income Trust — a) 0.57% of the first $250 million of aggregate net assets and b) 0.55% excess over $250 million of aggregate net assets.

•	Strategic Income Opportunities Trust — a) 0.70% of the first $500 million of aggregate net assets and b) 0.65% of the excess over $500 million of aggregate net assets.

•	Total Return Trust — If Relationship Net Assets are equal to or exceed $3 billion, then the following fee schedule applies: a) 0.70% of the first $1 billion of aggregate net assets and b) 0.675% excess over $1 billion of aggregate net assets. If Relationship Net Assets are less than $3 billion, then the advisory fee to be paid is 0.70% of aggregate net assets. Relationship Net Assets are aggregate net assets of all Portfolios of the Trust and John Hancock Funds II that are subadvised by PIMCO.

•	Ultra Short Term Bond Trust — a) 0.55% of the first $250 million of average net assets and b) 0.53% of the excess over $250 million of average net assets.

The organizations described below act as the subadvisers to the Trust and its Portfolios pursuant to Subadvisory Agreements with the Adviser. Portfolio management is allocated among the following managers:

Portfolio	Subadviser
Active Bond Trust	Declaration Management and Research, LLC and John Hancock Asset Management [1,2]
Bond Trust	John Hancock Asset Management[1,2]
Bond PS Series	John Hancock Asset Management[1,2]
Core Bond Trust	Wells Capital Management, Inc.
Global Bond Trust	Pacific Investment Management Company, LLC
High Yield Trust	Western Asset Management Company
Income Trust	Franklin Advisers, Inc.
Investment Quality Bond Trust	Wellington Management Company, LLP
Money Market Trust	John Hancock Asset Management[1,3]
Money Market Trust B	John Hancock Asset Management[1,3]
New Income Trust	T. Rowe Price Associates, Inc.
Real Return Bond Trust	Pacific Investment Management Company, LLC
Short Term Government Income Trust	John Hancock Asset Management[1,2]
Strategic Income Opportunities Trust	John Hancock Asset Management[1,2]
Total Return Trust	Pacific Investment Management Company, LLC
Ultra Short Term Bond Trust	John Hancock Asset Management[1,2]

[1]	An affiliate of the Adviser.
[2]	Manulife Asset Management (U.S.), LLC is doing business as John Hancock Asset Management.
[3]	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

90

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

The Portfolios are not responsible for payment of the subadvisory fees. The investment management fees incurred for the six-month period ended June 30, 2011 were equivalent to an annual effective rate of the Portfolios’ average daily net assets as follows:

Portfolio	Annual Effective Rate	Portfolio	Annual Effective Rate
Active Bond Trust	0.60%	Money Market Trust	0.47%
Bond Trust	0.57%	Money Market Trust B	0.50%
Bond PS Series	0.65%	New Income Trust	0.61%
Core Bond Trust	0.59%	Real Return Bond Trust	0.70%
Global Bond Trust	0.70%	Short Term Government Income Trust	0.56%
High Yield Trust	0.67%	Strategic Income Opportunities Trust	0.66%
Income Trust	0.80%	Total Return Trust	0.68%
Investment Quality Bond Trust	0.58%	Ultra Short Term Bond Trust	0.55%

Expense reimbursements  The Adviser voluntarily agrees to waive a portion of its management fee if certain expenses of the respective Portfolios exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolios’ business, advisory fees, Rule 12b-1 fees, and fees under any agreements or plans of the Portfolios dealing with services for shareholders and others with beneficial interests in shares of the Portfolios. This expense reduction will continue in effect until terminated by the Adviser.

Portfolio	Expense limitation percentage of average net assets	Portfolio	Expense limitation percentage of average net assets
Active Bond Trust	0.15%	Money Market Trust	0.15%
Bond Trust	0.15%	New Income Trust	0.15%
Bond PS Series	0.15%	Real Return Bond Trust	0.15%
Core Bond Trust	0.15%	Short Term Government Income Trust	0.15%
Global Bond Trust	0.15%	Strategic Income Opportunities Trust	0.15%
High Yield Trust	0.15%	Total Return Trust	0.15%
Income Trust	0.15%	Ultra Short Term Bond Trust	0.15%
Investment Quality Bond Trust	0.15%

Effective May 31, 2011 the Adviser has contractually agreed to waive a portion of its management fee for certain Portfolios (the Participating Portfolios) of the Trust and JHF II. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the Reimbursement is calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Portfolio. This arrangement may be amended or terminated at any time by the Adviser upon notice to the Portfolios and approval of the Board of Trustees. Prior to May 31, 2011 the waiver was, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $85 billion.

The Adviser has voluntarily agreed to reduce its advisory fee for Portfolios that are subadvised by T. Rowe Price by the amount that the subadvisory fee is reduced pursuant to the subadvisory agreement with T. Rowe Price. This waiver impacts New Income Trust and may be terminated at any time by the Adviser.

The Distributor has voluntarily agreed to reimburse certain class-specific Portfolio expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) for Money Market Trust and Money Market Trust B, to the extent necessary in order to maintain a minimum yield for all classes of the Portfolios. In addition, the Adviser voluntarily agreed to reimburse certain Portfolio expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor’s reimbursement of class-specific Portfolio expenses is fully utilized.

The Adviser has contractually agreed to waive its advisory fee on Money Market Trust B in an amount so that the annual operating expenses do not exceed 0.28% of the Money Market Trust B Portfolio’s average net assets. This waiver includes all expenses except taxes, brokerage commissions, interest expense, litigation and indemnification expenses not incurred in the ordinary course of the Portfolio’s business, underlying fund expenses and short dividends. The expense cap will remain in effect until April 30, 2012, and may terminate at any time thereafter.

For the six months ended June 30, 2011, the waivers under these agreements amounted to:

Portfolio	Expense Reductions	Portfolio	Expense Reductions
Active Bond Trust	$18,267	Money Market Trust	$7,352,436
Bond Trust	73,883	Money Market Trust B	967,623
Bond PS Series	10,988	New Income Trust	256,152
Core Bond Trust	24,786	Real Return Bond Trust	1,706
Global Bond Trust	13,829	Short Term Government Income Trust	8,051
High Yield Trust	3,627	Strategic Income Opportunities Trust	5,966
Income Trust	6,385	Total Return Trust	49,882
Investment Quality Bond Trust	5,194	Ultra Short Term Bond Trust	1,816

Expense recapture  The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred. The table below outlines the amounts recovered during the six months ended June 30, 2011, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

91

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Fund Name	Amounts eligible for recovery through 12-1-12	Amounts eligible for recovery through 12-1-13	Amounts eligible for recovery through 6-1-14	Amount recovered during the period ended 6-30-11
Bond PS Series	—	—	$10,846	—
Money Market Trust B	$2,233,497	$1,574,921	709,948	—
Ultra Short Term Bond Trust	—	16,380	866	$12,236

Accounting and legal services   Pursuant to a separate service agreement, the Portfolios reimburse the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended June 30, 2011, amounted to an approximate annual rate of 0.01% of the Portfolios’ average daily net assets.

Distribution and service plans   The Portfolios have a distribution agreement with the Distributor. The Portfolios have adopted distribution and service plans with respect to Series I and Series II shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Portfolios. The following table shows the contractual rates of distribution and services fee under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Portfolios’ shares.

Class	12b-1 Fee
Series I	0.05%
Series II	0.25%

Trustee expenses  The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Portfolio based on its average daily net assets.

6.  PORTFOLIO SHARE TRANSACTIONS Transactions in Portfolio shares for the six months ended June 30, 2011 and for the year ended December 31, 2010 were as follows:

Active Bond Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	120,199	$1,201,125	417,935	$4,113,407
Distributions reinvested	—	—	586,788	5,682,296
Repurchased	(782,412)	(7,822,830)	(2,101,724)	(20,570,090)
Net decrease	(662,213)	($6,621,705)	(1,097,001)	($10,774,387)
Series II shares
Sold	385,712	$3,844,720	3,054,412	$30,212,579
Distributions reinvested	—	—	2,554,287	24,752,427
Repurchased	(4,030,216)	(40,434,362)	(7,892,407)	(77,612,013)
Net decrease	(3,644,504)	($36,589,642)	(2,283,708)	($22,647,007)
Series NAV shares
Sold	464,698	$4,684,535	657,468	$6,423,390
Distributions reinvested	—	—	6,988,609	67,693,615
Repurchased	(3,790,794)	(37,897,414)	(60,532,518)	(584,554,336)
Net decrease	(3,326,096)	($33,212,879)	(52,886,441)	($510,437,331)
Net decrease	(7,632,813)	($76,424,226)	(56,267,150)	($543,858,725)

Bond Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	8,937,584	$122,356,154	287,158,843	$3,869,732,532
Distributions reinvested	—	—	7,149,035	95,901,779
Repurchased	(17,296,672)	(238,947,180)	(6,823,958)	(91,600,144)
Net increase (decrease)	(8,359,088)	($116,591,026)	287,483,920	$3,874,034,167

Bond PS Series	Period ended 6-30-11 [1]
	Shares	Amount
Series II shares
Sold	1,000,000	$12,500,000
Net increase	1,000,000	$12,500,000
Series NAV shares
Sold	1,016,698	$12,709,211
Repurchased	(3)	(45)
Net increase	1,016,695	$12,709,166
Net increase	2,016,695	$25,209,166

1	Period from 4-28-11 (inception date) to 6-30-11.

92

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Core Bond Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	34,940	$483,384	64,142	$895,776
Distributions reinvested	—	—	3,532	48,410
Repurchased	(51,887)	(712,204)	(87,165)	(1,212,461)
Net decrease	(16,947)	($228,820)	(19,491)	($268,275)
Series II shares
Sold	111,120	$1,551,926	447,366	$6,172,315
Distributions reinvested	—	—	34,312	470,044
Repurchased	(358,093)	(4,959,508)	(424,154)	(5,883,816)
Net increase (decrease)	(246,973)	($3,407,582)	57,524	$758,543
Series NAV shares
Sold	860,941	$11,825,392	46,691,744	$642,680,894
Distributions reinvested	—	—	4,498,661	61,422,897
Repurchased	(6,918,532)	(96,884,450)	(921,238)	(12,745,826)
Net increase (decrease)	(6,057,591)	($85,059,058)	50,269,167	$691,357,965
Net increase (decrease)	(6,321,511)	($88,695,460)	50,307,200	$691,848,233

Global Bond Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	297,182	$3,981,573	610,637	$7,773,501
Distributions reinvested	—	—	252,054	3,193,279
Repurchased	(952,755)	(12,569,200)	(1,777,374)	(22,667,052)
Net decrease	(655,573)	($8,587,627)	(914,683)	($11,700,272)
Series II shares
Sold	350,172	$4,635,734	1,575,715	$20,215,061
Distributions reinvested	—	—	491,031	6,177,965
Repurchased	(1,337,768)	(17,497,785)	(3,039,310)	(38,373,420)
Net decrease	(987,596)	($12,862,051)	(972,564)	($11,980,394)
Series NAV shares
Sold	413,293	$5,411,424	6,858,005	$87,181,959
Distributions reinvested	—	—	2,059,462	26,000,430
Repurchased	(4,471,710)	(59,112,268)	(4,226,112)	(53,818,541)
Net increase (decrease)	(4,058,417)	($53,700,844)	4,691,355	$59,363,848
Net increase (decrease)	(5,701,586)	($75,150,522)	2,804,108	$35,683,182

High Yield Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,255,647	$7,811,827	4,866,074	$39,936,025
Issued in reorganization (Note 9)	509,231	3,218,388	702,449	6,284,074
Distributions reinvested	—	—	5,064,924	30,872,755
Repurchased	(4,085,061)	(25,423,702)	(6,877,414)	(57,950,588)
Net increase (decrease)	(2,320,183)	($14,393,487)	3,756,033	$19,142,266
Series II shares
Sold	1,484,238	$9,098,695	9,202,544	$80,585,675
Issued in reorganization (Note 9)	1,393,709	8,922,851	540,289	4,868,144
Distributions reinvested	—	—	5,249,181	32,405,379
Repurchased	(4,857,873)	(30,719,421)	(12,349,512)	(104,154,045)
Net increase (decrease)	(1,979,926)	($12,697,875)	2,642,502	$13,705,153
Series NAV shares
Sold	3,040,265	$18,713,849	679,963	$5,743,021
Issued in reorganization (Note 9)	8,836,204	55,388,462	3,464,585	30,820,285
Distributions reinvested	—	—	9,435,461	64,947,250
Repurchased	(11,213,341)	(69,984,301)	(208,384,316)	(1,762,675,180)
Net increase (decrease)	663,128	$4,118,010	(194,804,307)	($1,661,164,624)
Net decrease	(3,636,981)	($22,973,352)	(188,405,772)	($1,628,317,205)

Income Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	68,676	$774,667	86,692	$896,058
Distributions reinvested	—	—	3,122,288	32,722,265
Repurchased	(2,770,305)	(30,546,626)	(5,857,801)	(59,782,572)
Net decrease	(2,701,629)	($29,771,959)	(2,648,821)	($26,164,249)

93

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Investment Quality Bond Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	810,000	$9,283,618	2,233,858	$25,979,048
Distributions reinvested	—	—	915,204	10,341,131
Repurchased	(575,424)	(6,619,912)	(2,093,856)	(24,333,641)
Net increase	234,576	$2,663,706	1,055,206	$11,986,538
Series II shares
Sold	261,780	$2,994,863	2,167,319	$24,972,223
Distributions reinvested	—	—	677,558	7,667,100
Repurchased	(1,497,792)	(17,235,814)	(3,696,269)	(43,132,231)
Net decrease	(1,236,012)	($14,240,951)	(851,392)	($10,492,908)
Series NAV shares
Sold	70,238	$803,022	691,888	$8,043,018
Distributions reinvested	—	—	82,197	928,359
Repurchased	(133,020)	(1,529,060)	(6,233,286)	(71,296,729)
Net decrease	(62,782)	($726,038)	(5,459,201)	($62,325,352)
Net decrease	(1,064,218)	($12,303,283)	(5,255,387)	($60,831,722)

Money Market Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	236,358,874	$236,358,874	386,346,175	$386,346,175
Distributions reinvested	—	—	32,050	32,050
Repurchased	(365,085,316)	(365,085,316)	(882,102,713)	(882,102,713)
Net decrease	(128,726,442)	($128,726,442)	(495,724,488)	($495,724,488)
Series II shares
Sold	157,128,198	$157,128,198	324,312,247	$324,312,247
Distributions reinvested	—	—	11,550	11,550
Repurchased	(192,105,373)	(192,105,373)	(659,654,622)	(659,654,619)
Net decrease	(34,977,175)	($34,977,175)	(335,330,825)	($335,330,822)
Net decrease	(163,703,617)	($163,703,617)	(831,055,313)	($831,055,310)

Money Market Trust B	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	104,790,757	$104,790,757	277,945,679	$277,945,679
Distributions reinvested	—	—	319,190	319,190
Repurchased	(140,286,192)	(140,286,192)	(327,875,169)	(327,875,169)
Net decrease	(35,495,435)	($35,495,435)	(49,610,300)	($49,610,300)

New Income Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	1,416,323	$19,104,507	79,566,790	$1,062,777,846
Distributions reinvested	—	—	5,790,844	77,128,851
Repurchased	(8,367,894)	(114,106,117)	(5,306,573)	(70,709,314)
Net increase (decrease)	(6,951,571)	($95,001,610)	80,051,061	$1,069,197,383

Real Return Bond Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	164,778	$1,986,904	279,032	$3,470,523
Distributions reinvested	—	—	91,847	1,076,305
Repurchased	(191,958)	(2,259,895)	(231,209)	(2,865,603)
Net increase (decrease)	(27,180)	($272,991)	139,670	$1,681,225
Series II shares
Sold	379,799	$4,534,704	884,386	$10,792,144
Distributions reinvested	—	—	855,922	9,930,710
Repurchased	(1,353,031)	(15,942,764)	(2,263,090)	(27,733,550)
Net decrease	(973,232)	($11,408,060)	(522,782)	($7,010,696)
Series NAV shares
Sold	893,692	$10,446,648	1,223,734	$15,064,110
Distributions reinvested	—	—	313,696	3,635,150
Repurchased	(624,863)	(7,375,744)	(23,762,361)	(286,797,100)
Net increase (decrease)	268,829	$3,070,904	(22,224,931)	($268,097,840)
Net decrease	(731,583)	($8,610,147)	(22,608,043)	($273,427,311)

94

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Short Term Government Income Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	207,542	$2,697,975	456,013	$5,979,288
Issued in reorganization (Note 9)	—	—	9,225,883	118,836,713
Distributions reinvested	—	—	126,304	1,628,392
Repurchased	(1,161,733)	(15,070,183)	(1,572,939)	(20,586,809)
Net increase (decrease)	(954,191)	($12,372,208)	8,235,261	$105,857,584
Series II shares
Sold	233,106	$3,055,117	1,018,940	$13,300,511
Issued in reorganization (Note 9)	—	—	6,902,267	88,906,695
Distributions reinvested	—	—	88,584	1,143,078
Repurchased	(1,467,347)	(19,012,562)	(1,325,226)	(17,349,080)
Net increase (decrease)	(1,234,241)	($15,957,445)	6,684,565	$86,001,204
Series NAV shares
Sold	1,739,211	$22,616,622	12,651,516	$163,090,142
Issued in reorganization (Note 9)	—	—	8,122,016	104,618,038
Distributions reinvested	—	—	501,501	6,465,032
Repurchased	(1,880,149)	(24,546,997)	(1,887,028)	(24,587,947)
Net increase (decrease)	(140,938)	($1,930,375)	19,388,005	$249,585,265
Net increase (decrease)	(2,329,370)	($30,260,028)	34,307,831	$441,444,053

Strategic Income Opportunities Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,972,420	$28,595,338	12,754,135	$183,309,615
Issued in reorganization (Note 9)	—	—	6,353,784	94,307,416
Distributions reinvested	—	—	1,809,232	25,082,602
Repurchased	(575,583)	(8,321,955)	(1,077,414)	(15,496,970)
Net increase	1,396,837	$20,273,383	19,839,737	$287,202,663
Series II shares
Sold	152,605	$2,216,576	524,550	$7,317,921
Issued in reorganization (Note 9)	—	—	5,647,120	83,836,133
Distributions reinvested	—	—	478,248	6,640,204
Repurchased	(794,400)	(11,487,349)	(1,179,136)	(17,056,950)
Net increase (decrease)	(641,795)	($9,270,773)	5,470,782	$80,737,308
Series NAV shares
Sold	414,133	$6,024,838	511,706	$7,453,468
Issued in reorganization (Note 9)	—	—	544,652	8,071,009
Distributions reinvested	—	—	437,411	6,085,831
Repurchased	(383,934)	(5,450,176)	(37,761,287)	(534,431,982)
Net increase (decrease)	30,199	$574,662	(36,267,518)	($512,821,674)
Net increase (decrease)	785,241	$11,577,272	(10,956,999)	($144,881,703)

Total Return Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	262,062	$3,867,689	2,315,940	$33,564,181
Distributions reinvested	—	—	1,000,870	14,362,486
Repurchased	(2,904,404)	(42,383,492)	(5,415,047)	(78,687,407)
Net decrease	(2,642,342)	($38,515,803)	(2,098,237)	($30,760,740)
Series II shares
Sold	1,912,946	$28,174,703	6,463,716	$93,710,613
Distributions reinvested	—	—	989,394	14,170,948
Repurchased	(3,443,977)	(50,125,111)	(8,147,708)	(118,969,469)
Net decrease	(1,531,031)	($21,950,408)	(694,598)	($11,087,908)
Series NAV shares
Sold	1,577,029	$23,066,775	27,317,128	$392,508,738
Distributions reinvested	—	—	8,234,416	117,752,144
Repurchased	(8,477,697)	(124,338,370)	(10,292,174)	(149,294,834)
Net increase (decrease)	(6,900,668)	($101,271,595)	25,259,370	$360,966,048
Net increase (decrease)	(11,074,041)	($161,737,806)	22,466,535	$319,117,400

95

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Ultra Short Term Bond Trust	Six months ended 6-30-11		Period ended 12-31-10 [1]
	Shares	Amount	Shares	Amount
Series I shares
Sold	127,645	$1,581,292	184,549	$2,303,414
Distributions reinvested	—	—	1,271	15,700
Repurchased	(116,051)	(1,437,749)	(47,807)	(596,868)
Net increase	11,594	$143,543	138,013	$1,722,246
Series II shares
Sold	3,251,377	$40,256,013	5,256,296	$65,596,983
Distributions reinvested	—	—	42,465	524,448
Repurchased	(2,101,995)	(26,019,216)	(495,149)	(6,173,210)
Net increase	1,149,382	$14,236,797	4,803,612	$59,948,221
Series NAV shares
Sold	88,703	$1,099,132	80,320	$1,003,984
Distributions reinvested	—	—	799	9,863
Repurchased	(5,832)	(72,222)	—	—
Net increase	82,871	$1,026,910	81,119	$1,013,847
Net increase	1,243,847	$15,407,250	5,022,744	$62,684,314

1	Period from 7-29-10 (inception date) to 12-31-10.

At June 30, 2011, the Adviser and affiliates owned shares of beneficial interest for the following Portfolios:

Portfolio	% by Series
Ultra Short Term Bond Series I	56%
Ultra Short Term Bond Series II	9%
Ultra Short Term Bond Series NAV	49%

7.  PURCHASE AND SALE OF SECURITIES Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, are aggregated below for the six months ended June 30, 2011. In addition, the purchases and sales of U.S. Treasury obligations are aggregated below for the six months ended June 30, 2011.

	Purchases		Sales and Maturities
Portfolio	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Active Bond Trust	$287,701,940	$300,496,810	$242,701,338	$487,155,621
Bond Trust	1,123,326,845	1,809,508,559	1,497,637,484	1,462,535,145
Bond PS Series	9,553,847	21,814,636	5,029,908	1,666,601
Core Bond Trust	2,160,390,317	3,293,355,084	2,258,465,661	3,362,212,559
Global Bond Trust	1,227,281	493,262,422	25,047,954	508,749,775
High Yield Trust	9,831,758	124,362,510	9,824,675	214,934,656
Income Trust	—	54,919,203	—	119,755,732
Investment Quality Bond Trust	79,309,363	67,711,799	67,116,414	68,280,205
New Income Trust	268,208,364	826,066,059	296,658,572	772,910,446
Real Return Bond Trust	362,397,390	55,949,158	373,651,461	47,930,526
Short Term Government Income Trust	30,432,168	185,098,454	24,007,704	206,301,659
Strategic Income Opportunities Trust	—	127,537,136	—	99,192,971
Total Return Trust	403,815,060	1,641,061,064	1,056,577,113	1,889,257,352
Ultra Short Term Bond Trust	—	70,947,534	—	55,592,562

8.  INVESTMENT BY AFFILIATED FUNDS Certain investors in the Portfolios are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the Portfolios’ net assets. For the six months ended June 30, 2011, the following Portfolios had an affiliate ownership concentration of 5% or more of their net assets:

PORTFOLIO	AFFILIATE CONCENTRATION
Bond Trust	100.0%
Core Bond Trust	97.4%
Global Bond Trust	59.6%
Income Trust	100.0%
New Income Trust	99.2%
Short Term Government Income Trust	49.7%
Total Return Trust	75.4%

9.  REORGANIZATIONS On June 28, 2010, the shareholders of John Hancock High Income Trust (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of John Hancock High Yield Trust (the Acquiring Portfolio) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to the Acquired Portfolio’s shareholders of such Acquiring Portfolio’s shares. The reorganizations were intended to consolidate the Acquired Portfolio with a portfolio with a similar objective. The combined portfolios may be better positioned in the market to increase asset size and achieve economies of scale. As a result of the reorganizations, the Acquiring Portfolio is the legal and accounting survivor.

96

REORGANIZATIONS, CONTINUED

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Portfolio or its shareholders. Thus, the investments were transferred to the Acquiring Portfolio at the Acquired Portfolio’s identified cost. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 29, 2011. The following outlines the reorganization:

ACQUIRING PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE ACQUIRED PORTFOLIO	APPRECIATION (DEPRECIATION) OF THE ACQUIRED PORTFOLIO’S INVESTMENTS	SHARES REDEEMED BY THE ACQUIRED PORTFOLIO	SHARES ISSUED BY THE ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO’S NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO’S TOTAL NET ASSETS AFTER COMBINATION
High Yield Trust	$67,529,701	($6,538,487)	10,143,211	10,739,144	$265,472,368	$333,002,069

Because the combined Portfolio has been managed as a single integrated Portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolio that has been included in the Acquiring Portfolio’s Statement of Operations at June 30, 2011. See Note 6 for capital shares issued in connection with the above referenced reorganizations.

Net investment income	$10,898,237
Net realized and unrealized gain	2,643,826
Increase in net assets from operations	13,542,063

Subsequent Event  The Board of Trustees have approved an Agreement and Plan of Reorganization providing for the merger of American Bond Trust into Bond Trust. A shareholders’ meeting has been scheduled for October 4, 2011 to approve the merger. The merger is scheduled to occur immediately after the close of business on Friday October 28, 2011, subject to regulatory and shareholder approval.

Fiscal year ended December 31, 2010 Portfolio mergers  On the dates noted below the shareholders of certain series of the Trust (Acquired Portfolios, as noted below) voted to approve an Agreement and Plan of Reorganizations (the Agreement) which provided for an exchange of shares of certain series of the Trust (the Acquiring Portfolios) with a value equal to the net assets transferred.

ACQUIRED PORTFOLIOS	ACQUIRING PORTFOLIOS
U.S. High Yield Bond Trust	High Yield Bond Trust	(shareholders approved on 6-28-10)
Strategic Bond Trust	Strategic Income Opportunities Trust	(shareholders approved on 9-28-10)

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolios in exchange for shares of the Acquiring Portfolios with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolios; and (c) the distribution to Acquired Portfolio’s shareholders of such Acquiring Portfolios’ shares. The reorganizations were intended to consolidate the Acquired Portfolios with a portfolio with a similar objective. The combined portfolios may be better positioned in the market to increase asset size and achieve economies of scale. As a result of the reorganizations, the Acquiring Portfolios are the legal and accounting survivors.

Based on the opinion of tax counsel, the reorganizations qualified as a tax-free reorganizations for federal income tax purposes with no gain or loss recognized by the Acquired Portfolios or their shareholders. Thus, the investments were transferred to the Acquiring Portfolios identified cost. All distributable amounts of net income and realized gains from the Acquired Portfolios were distributed prior to the reorganizations. In addition, the expenses of the reorganizations were borne by the Acquired Portfolios. The effective time of the reorganizations occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on November 5, 2010. The following outlines the reorganizations.

ACQUIRING PORTFOLIOS	ACQUIRED NET ASSET VALUE OF THE ACQUIRED PORTFOLIOS	APPRECIATION (DEPRECIATION) OF THE ACQUIRED PORTFOLIOS’ INVESTMENTS	SHARES REDEEMED BY THE ACQUIRED PORTFOLIOS	SHARES ISSUED BY THE ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO TOTAL NET ASSETS AFTER COMBINATION
High Yield Bond Trust	$41,972,503	$2,397,538	8,927,528	4,707,323	$489,170,647	$531,143,150
Strategic Income Opportunities Trust	186,214,558	(7,455)	19,043,648	12,545,556	392,558,945	578,773,503

Assuming the acquisitions had been completed on January 1, 2010, the beginning of the reporting period, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2010, are as follows:

High Yield Bond

Net investment income	$114,034,893
Net gain	47,305,537
Increase in net assets from operations	161,340,430

Strategic Income Opportunities Trust

Net investment income	$50,947,158
Net gain	53,319,835
Increase in net assets from operations	104,266,993

Because the combined Portfolios have been managed as a single integrated Portfolio since the reorganizations were completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolios that have been included in the Acquiring Portfolio’s Statement of Operations at December 31, 2010. See Note 6 for capital shares issued in connection with the above referenced reorganizations.

97

REORGANIZATIONS, CONTINUED

On April 16, 2010, the shareholders of John Hancock Short-Term Bond Trust and John Hancock U.S. Government Securities Trust (the Acquired Portfolios) both voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of John Hancock Short Term Government Income Trust (the Acquiring Portfolio) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolios in exchange for shares of the Acquiring Portfolios with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolios; and (c) the distribution to the Acquired Portfolios’ shareholders of such Acquiring Portfolio’s shares. The reorganizations were intended to consolidate the Acquired Portfolios with a portfolio with a similar objective. The combined portfolio may be better positioned in the market to increase asset size and achieve economies of scale. As a result of the reorganizations, the Acquiring Portfolio is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganizations qualified as tax-free reorganizations for federal income tax purposes with no gain or loss recognized by the Acquired Portfolios or their shareholders. Thus, the investments were transferred to the Acquiring Portfolio at the Acquired Portfolios’ identified cost. All distributable amounts of net income and realized gains from the Acquired Portfolios were distributed prior to the reorganizations. In addition, the expenses of the reorganizations were borne by the Acquired Portfolios. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 30, 2010. The following outlines the reorganizations:

PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE ACQUIRED PORTFOLIOS	APPRECIATION (DEPRECIATION) OF THE ACQUIRED PORTFOLIOS’ INVESTMENTS	SHARES REDEEMED BY THE ACQUIRED PORTFOLIOS	SHARES ISSUED BY THE ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO TOTAL NET ASSETS AFTER COMBINATION
Short-Term Bond Trust	$92,985,812	$278,831	11,542,875
U.S. Government Securities Trust	$219,375,634	$2,059,675	17,967,023
Total	$312,361,446	$2,338,506	29,509,898	24,250,166	$284,091,522	$596,452,968

Assuming the acquisitions had been completed on January 1, 2010, the beginning of the reporting period, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2010, are as follows:

Net investment income	$7,677,564
Net gain	15,918,822
Increase in net assets from operations	23,596,386

Because the combined Portfolios have been managed as a single integrated Portfolio since the reorganizations were completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolios that have been included in the Acquiring Portfolio’s Statement of Operations at December 31, 2010. See Note 6 for capital shares issued in connection with the above referenced reorganizations.

98

John Hancock Variable Insurance Trust

 Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees of the Advisory Agreement (the “Advisory Agreement”) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the “Subadvisory Agreements”) for each of the portfolios (the “Funds”) of John Hancock Variable Insurance Trust (the “Trust”) discussed in this semi annual report.

At in-person meetings on May 26-27, 2011, and with respect to certain of the Funds on June 22-24, 2011, respectively, the Board, including all the Independent Trustees, approved for an annual period the continuation of the Advisory and Subadvisory Agreements with respect to each of the Funds.

The Advisory Agreement and Subadvisory Agreements for the Ultra Short Term Bond Trust were not considered for renewal at such time because this fund recently commenced operations:

Evaluation by the Board of Trustees

The Board, including the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (each a “Sub-Adviser”, and collectively, the “Sub-Advisers”) and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with Securities and Exchange Commission rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

(1)	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the Sub-Advisers to the Funds;

(2)	the investment performance of the Funds and their Sub-Advisers;

(3)	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

(4)	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

(5)	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. The Board also takes into account any indirect benefits expected to be derived by the Adviser and its affiliates and the subadvisers and their affiliates from their relationships with the Funds. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated Sub-Advisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory and Subadvisory Agreements

At in-person meetings on May 26-27, 2011 and June 22-24, 2011, respectively, the Board, including all the Independent Trustees, re-approved the Advisory Agreement and the applicable Subadvisory Agreements with respect to each of the Funds.

In considering the Advisory Agreement and the Subadvisory Agreements, the Board received in advance of the meeting a variety of materials relating to each Fund, the Adviser and each Sub-Adviser, including comparative performance, fee and expense information for a peer group of similar mutual funds prepared by an independent third party provider of mutual fund data, including performance information for relevant benchmark indices and other information provided by the Adviser and the Sub-Advisers regarding the nature, extent and quality of services provided by the Adviser and the Sub-Advisers under their respective Agreements. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by the Adviser and the Sub-Advisers to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Sub-Advisers with respect to the Funds they manage. The Board noted the affiliation of certain of the Sub-Advisers with JHIMS, noting any potential conflicts of interest.

Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional information from management. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

Among the information received by the Board from the Adviser relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by JHIMS relating to its operations and personnel and information regarding JHIMS’ compliance and regulatory history. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considers the Adviser’s risk management processes. The Trustees also took into account their knowledge of JHIMS’s management and the quality of the performance of its duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of another trust in the complex.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers when considering approval of advisory and subadvisory agreements as listed above, the Board:

(1)–(a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel;

(b) considered JHIMS’s compliance policies and procedures and noted its responsiveness to regulatory changes and mutual fund industry developments;

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds;

(d) reviewed the financial condition of the Adviser and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; and

99

John Hancock Variable Insurance Trust

 Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(e) recognized the Adviser ’s reputation and experience in serving as an investment adviser to the Trust, and considered the benefit to contract holders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.

The Board concluded that JHIMS may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds;

(2)–(a) reviewed the investment performance of each of the Funds;

(b) reviewed the comparative performance of their respective benchmarks;

(c) considered the performance of comparable funds as included in a report prepared by an independent third party provider of mutual fund data (i.e., funds underlying variable insurance products having approximately the same investment classification/objective), if any. Such report included each Fund’s ranking within a smaller group of peer funds and the Fund’s ranking within broader groups of funds, as well as a description of the methodology used to determine the similarity of each Fund with the funds included in each group; and

(d) took into account JHIMS’ analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers.

(3)–(a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds and each of the funds of John Hancock Funds II (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”) and that, at the request of the Board, the Reimbursement rate was increased effective May 31, 2011. The current Reimbursement rate is as follows: The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than $100 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this semi-annual report are each of the fund of funds of the Trust and John Hancock Funds II.)

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints, and also noted that management had agreed to add breakpoints or implement additional breakpoints to the advisory fee structure of certain of the Funds; and

(c) The Board also considered the effect of the Funds’ growth in size on their performances and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than certain other fixed expenses.

(4)–(a) reviewed the financial statements of JHIMS and considered (i) an analysis presented by JHIMS regarding the net profitability to JHIMS and Manulife Financial Corporation, the Adviser’s parent, of each Fund and the net profitability to Manulife Financial Corporation of the retirement and variable insurance products for which the Trust serves as the underlying investment medium; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(b) reviewed and considered an analysis presented by JHIMS regarding the profitability of JHIMS’ relationship with each Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund;

(c) considered that the John Hancock insurance companies that are affiliates of JHIMS, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract owners under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(d) considered that JHIMS also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement and took into account information prepared by JHIMS indicating the allocation of such costs;

(e) noted that certain of the Funds’ Sub-Advisers are affiliates of the Adviser;

(f) John Hancock Distributors, LLC, an affiliate of the Adviser, provides distribution services to the Funds, and that JHIMS also derives reputational and other indirect benefits from providing advisory services to the Funds;

(g) noted that the subadvisory fees for the Funds are paid by JHIMS; and

(h) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser.

Based upon its review, the Board concluded that the Adviser and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

(5)–reviewed comparative information prepared by an independent third party provider of mutual fund data including, among other data, each Fund’s contractual and actual advisory and subadvisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Funds. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s actual and contractual management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board determined that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Adviser after payment of the subadvisory fee. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Adviser pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Sub-Advisers. In addition, the Board noted that the Adviser effected advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other

100

John Hancock Variable Insurance Trust

 Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

factors considered. The Board concluded that the advisory fees paid by the Trust with respect to the Funds are reasonable.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

In making its determination with respect to the factors that it considers in considering approval of the Sub-Advisory Agreements, the Board reviewed:

(1)	information relating to each subadviser’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund and comparative fee information prepared by an independent third party of mutual fund data; and

(4)	information relating to the nature and scope of Material Relationships and their significance to the Trust’s Adviser and unaffiliated Sub-Advisers.

With respect to the services provided by each of the Sub-Advisers, the Board received information provided to the Board by each Sub-Adviser, including each Sub-Adviser’s Form ADV, as well as considered information presented throughout the past year. The Board considered the Sub-Adviser’s current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Sub-Adviser’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Sub-Adviser’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Sub-Adviser’s compliance program and any disciplinary history. The Board also considered the Sub-Adviser’s risk assessment and monitoring process. The Board noted each Sub-Adviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Sub-Advisers and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Sub-Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Sub-Adviser.

The Board considered each Sub-Adviser’s investment process and philosophy. The Board took into account that each Sub-Adviser’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Sub-Adviser’s brokerage policies and practices, including with respect to best execution and soft dollars. The Board also reviewed information relating to the nature and scope of Material Relationships and their significance to the Adviser and its affiliates and to unaffiliated Sub-Advisers.

The Board also took into account the sub-advisory fees paid by the Adviser to fees charged by each Fund’s Sub-Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act.

The Board also received information with respect to any Material Relationships with respect to the unaffiliated Sub-Advisers, which include arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Adviser or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Adviser might have in connection with the Sub-Advisory Agreements.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1)	The Subadviser has extensive experience and demonstrated skills as a manager;

(2)	Although not without variation, the performance of each Fund managed by a Sub-Adviser has generally been in line with or generally outperformed the historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3)	The subadvisory fees generally are competitive and within the range of industry norms, are paid by JHIMS out of its advisory fees it receives from the Fund (in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Sub-Adviser out of the subadvisory fee) and would not be an expense of the Fund, and, with respect to each Sub-Adviser that is not affiliated with the Adviser, are a product of arm’s length negotiation between the Adviser and the Sub-Adviser; and the Board concluded that each Fund’s subadvisory fees are reasonable; and

(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Sub-Advisory Agreements would be in the best interest of each of the Funds and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement for an additional one-year period.

101

John Hancock Variable Insurance Trust

 Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2011	Fees and Expenses	Other Comments

Active Bond (John Hancock Asset Management) (Declaration Management & Research LLC)
Benchmark Index — The Trust outperformed for the one-, three-, and five-year periods. The Trust also modestly outperformed for the ten-year period.

Morningstar Category — The Trust outperformed for the one-, three- and five-year periods. The Trust also modestly outperformed for the ten-year period.

Subadvisory fees for this Trust are modestly lower than the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

The Board noted the Trust’s favorable performance relative to its benchmark and peer group.

Bond (John Hancock Asset Management)	The Trust slightly outperformed the benchmark index for the one-year period. The Trust modestly underperformed the Morningstar Category Average for the one-year period.
Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board noted that the Trust commenced operations on July 29, 2009, and has a limited performance history.

The Board noted that the Trust’s performance relative to its peer group and the benchmark was acceptable given the Trust’s limited performance history.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/sub-advisory fee structure. The Board noted that it would be proposed that the advisory and subadvisory fee schedules be reduced at the next Board Meeting.

Core Bond (Wells Capital Management, Incorporated)
Benchmark Index — The Trust slightly outperformed for the one-year period, modestly outperformed for the three-year period, and slightly outperformed for the five-year period.

Morningstar Category — The Trust modestly underperformed for the one-year period, modestly outperformed for the three-year period, and modestly outperformed for the five-year period.

Subadvisory fees for this Trust are modestly lower than the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

The Board also noted that the Trust’s total expenses have decreased over the past years.

102

John Hancock Variable Insurance Trust

 Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2011	Fees and Expenses	Other Comments

Global Bond (Pacific Investment Management Company LLC)
Benchmark Index — The Trust outperformed for the one-year period, modestly outperformed for the three-year period, slightly underperformed for the five-year period, and slightly outperformed for the ten-year period.

Morningstar Category — The Trust outperformed for the one-year period, slightly underperformed for the three-year period, and modestly outperformed for the five-year and ten-year periods.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are slightly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including relative to its benchmark and the peer group.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

High Yield (Western Asset Management Company)
Benchmark Index — The Trust slightly underperformed for the one-year period, modestly underperformed for the three-year period, modestly underperformed for the five-year period, and underperformed for the ten-year period.

Morningstar Category — The Trust slightly outperformed for the one-year period, slightly outperformed for the three-year period, slightly outperformed for the five-year period, and modestly underperformed for the ten-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are equal to the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.
The Board took into account management’s discussion of the Trust’s performance relative to its benchmark, noting its strong performance over time relative to its peer group.

Income (Franklin Advisers, Inc.)
Benchmark Index — The Trust outperformed for the one-year period and outperformed for the three-year period.

Morningstar Category — The Trust outperformed for the one-year period and outperformed for the three-year period.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are modestly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

The Board also noted a reduction in fees resulting from a re-negotiation of the subadvisory fee effective June 2010.

103

John Hancock Variable Insurance Trust

 Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2011	Fees and Expenses	Other Comments

Investment Quality Bond (Wellington Management Company, LLP)
Benchmark Index — The Trust slightly outperformed for the one-year period, slightly outperformed for the three-year period, slightly underperformed for the five-year period, and slightly underperformed for the ten-year period.

Morningstar Category — The Trust slightly underperformed for the one-year period, slightly outperformed for the three-year period, slightly outperformed for the five-year period, and slightly outperformed for the ten-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, noting the Trust’s strong results overall relative to the peer group average.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

Money Market (John Hancock Asset Management (North America))
Benchmark Index — The Trust outperformed for the one-year period, outperformed for the three-year period, outperformed for the five-year period, and outperformed for the ten-year period.

Morningstar Category — The Trust underperformed for the one-, three- and five-year periods, and slightly outperformed for the ten-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are equal to the peer group median.

Total expenses for this Trust are equal to the peer group median.

The Board noted that management was currently waiving management fees.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

The Board also noted the relatively small range among performance returns within the Trust’s peer group.

Money Market B (John Hancock Asset Management (North America))
Benchmark Index — The Trust outperformed for the one-year period, outperformed for the three-year period, outperformed for the five-year period, and outperformed for the ten-year period.

Morningstar Category — The Trust underperformed for the one-year period, underperformed for the three-year period, slightly underperformed for the five-year period, and modestly outperformed for the ten-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are equal to the peer group median.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

The Board also noted the relatively small range among performance returns within the Trust’s peer group.

104

John Hancock Variable Insurance Trust

 Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2011	Fees and Expenses	Other Comments

New Income (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust slightly outperformed for the one-year period and modestly underperformed for the three-year and five-year periods.

Morningstar Category — The Trust modestly underperformed for the one-year and three-year periods and slightly underperformed for the five-year period.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are modestly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, noting that although the Trust underperformed its peer group for the one-year period, it outperformed its benchmark index for the same period. The Board noted that the Trust changed investment policies in 2010 so the peer group rankings prior to 2010 are not a meaningful comparison.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure. The Board also noted that although the total expenses of the Trust are modestly higher than the peer group median, the Trust reduced its advisory and subadvisory fees during 2010.

Real Return Bond (Pacific Investment Management Company LLC)
Benchmark Index — The Trust slightly outperformed for the one-year and three-year periods and slightly underperformed for the five-year period.

Morningstar Category — The Trust modestly outperformed for the one-year period, outperformed for the three-year period and modestly outperformed for the five-year periods.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.
The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

Short Term Government Income (John Hancock Asset Management)	Benchmark Index — The Trust slightly underperformed for the one-year period. Morningstar Category — The Trust modestly outperformed for the one-year period.
Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are modestly higher than peer group median.

Total expenses for this Trust are equal to the peer group median.

The Board noted that the Trust commenced operations on January 2, 2009, and has a limited performance history.

The Board also took into account management’s discussion of the Trust’s performance, including the favorable performance of the Trust for the one-year period relative to the peer group.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure and the relatively small size of the peer group.

105

John Hancock Variable Insurance Trust

 Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2011	Fees and Expenses	Other Comments

Strategic Income Opportunities (John Hancock Asset Management)	Benchmark Index — The Trust outperformed for the one-year, three-year, and five-year periods. Morningstar Category — The Trust outperformed for the one-year, three-year, and five-year periods.
Subadvisory fees for this Trust are modestly lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are modestly higher than the peer group median.
The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

Total Return (Pacific Investment Management Company LLC)
Benchmark Index — The Trust modestly outperformed for the one-year period, outperformed for the three-year and five-year periods, and modestly outperformed for the ten-year period.

Morningstar Category — The Trust slightly underperformed for the one-year period, and outperformed for the three-year, five-year and ten-year periods.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance including factors that contributed to its performance over the shorter-term relative to its peers, and noted that its overall performance has been favorable.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

106

John Hancock Variable Insurance Trust

 Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

Bond PS Series

At an in-person meeting on March 23-25, 2011, the Board of Trustees of John Hancock Variable Insurance Trust (formerly, John Hancock Trust) (the “Trust”), including all of the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved the Bond PS Series, a new series of the Trust (the “New Portfolio”).

This section describes the evaluation by the Board of Trustees of:

(a) an amendment (the “Advisory Agreement Amendment”) to the advisory agreement between the Trust and John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”) to add the New Portfolio; and

(b) an amendment to the subadvisory agreement between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“John Hancock Asset Management” or the “Sub-Adviser”) to add the New Portfolio (the “Subadvisory Agreement”).

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s Adviser, approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (the “Funds”) and approving the Trust’s advisory and subadvisory agreements (and any sub-subadvisory agreements), their periodic continuation and any amendments. Consistent with Securities and Exchange Commission rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

(1)	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

(2)	the investment performance of the Funds and their subadvisers;

(3)	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

(4)	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

(5)	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. The Board also took into account any indirect benefits expected to be derived by the Adviser and its affiliates from their relationship with the Funds. With respect to its evaluation of subadvisory agreements with entities that are not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers any other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement Amendment and Subadvisory Agreements

At its in-person meeting on March 23-25, 2011, the Board, including all the Independent Trustees, approved the Advisory Agreement Amendment and the Subadvisory Agreement with respect to the New Portfolio.

In considering the Advisory Agreement Amendment and Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the New Portfolio, the Adviser and the Subadviser, including comparative performance (if available), fee and expense information for a peer group of similar mutual funds and other information regarding the nature, extent and quality of services to be provided by the Adviser and Subadviser under their respective Agreements. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by the Adviser and the Subadviser with respect to other funds in the Trust and in John Hancock Funds II, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisers. The Board also took into account information with respect to the New Portfolio presented at the December 15-17, 2010 meeting. The Board noted the affiliation of certain of the Sub-advisers with JHIMS, as well as the type of product in which the New Portfolio would be distributed, noting any potential conflicts of interest.

Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional information from management. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the Agreements and also discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement Amendment

The Trustees also took into account their knowledge of JHIMS’s management and the quality of the performance of its duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of another trust in the complex. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considers the Adviser’s risk management processes.

In approving the Advisory Agreement Amendment, and with reference to the factors that it regularly considers when considering approval of advisory and subadvisory agreements as listed above, the Board:

(1)–(a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel;

(b) considered JHIMS’s compliance policies and procedures and noted its responsiveness to regulatory changes and mutual fund industry developments; and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to perform its services under the Advisory Agreement Amendment with respect to the New Portfolio;

(2)–(a) considered the performance of other comparable funds, if any, managed by the Adviser and the Subadviser and the performance of such funds’ respective benchmarks and comparable funds in their peer group; and

107

John Hancock Variable Insurance Trust

 Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(b) the performance of other Trust and John Hancock Funds II funds managed by the Adviser and Subadviser;

(3)–(a) reviewed the advisory fee structure for the New Portfolio and the incorporation of the subadvisory fee breakpoints (as described below under “Approval of Subadvisory Agreements” below) and concluded that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Portfolio to benefit from economies of scale if the assets of such funds grow;

(b) the Board also considered the effect of the New Portfolio’s potential growth in size on their performances and fees. The Board also noted that if the New Portfolio’s assets increase over time, the New Portfolio may realize other economies of scale if assets increase proportionally more than certain other fixed expenses; and

(c) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds and each of the funds of John Hancock Funds II (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”): The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than $100 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this semi-annual report are each of the fund of funds of the Trust and John Hancock Funds II.)

(4)–(a) reviewed and considered information presented by JHIMS regarding the anticipated profitability of JHIMS’s and its affiliates’ relationship with the New Portfolio and whether JHIMS has the financial ability to provide a high level of services to the New Portfolio;

(b) considered the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the New Portfolio as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(c) considered that JHIMS also will provide administrative services to the New Portfolio on a cost basis pursuant to an administrative services agreement and that John Hancock Distributors, LLC, an affiliate of the Adviser, will provide distribution services to the New Funds, respectively;

(d) considered that certain of the Subadvisers to the New Portfolio are affiliates of the Adviser;

(e) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the New Portfolio;

(f) noted that for the New Portfolio, JHIMS will pay the subadvisory fee out of the advisory fees JHIMS will receive from the New Portfolio; and

(g) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Portfolio and the entrepreneurial risk that it assumes as Adviser.

Based upon its review, the Board concluded that the Advisor and its affiliates’ anticipated level of profitability, if any, from their relationship with the New Portfolio was reasonable and not excessive.

(5) reviewed comparative information with respect to the advisory fee rates, and concluded that the anticipated advisory fees for the New Portfolio are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board also took into account management’s discussion with respect to the advisory/subadvisory fee structure. The Board also noted that the Adviser pays the subadvisory fees of the New Portfolio, and that, with respect to the unaffiliated Subadviser such fees are negotiated at arm’s length. The Board also took into account the level and quality of services expected to be provided by JHIMS with respect to the New Portfolio, as well as the other factors considered. The Board concluded that the advisory fees to be paid by the Trust with respect to the New Portfolio were reasonable in light of such information.

Additional information that the Board considered in approving the Advisory Agreement Amendment is set forth in Appendix A.

Approval of Subadvisory Agreement

In making its determination with respect to the Subadvisory Agreement and with reference to the factors that it considers in considering approval of subadvisory agreements, the Board reviewed or considered:

(1)	information relating to the Sub-Adviser’s business, including current subadvisory services to the Trust and John Hancock Funds II;

(2)	the investment performance of other Trust and John Hancock Funds II funds managed by the Subadviser; and

(3)	the proposed subadvisory fee for the New Portfolio, including any breakpoints, and comparative fee information as set forth in Appendix A.

With respect to the services to be provided by the Sub-Adviser, the Board considered, among other information, the Sub-Adviser’s current level of staffing and its overall resources. The Board took into account the Sub-Adviser’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Sub-Adviser’s investment personnel who would provide services to the Portfolio. The Board also took into account its familiarity with the Sub-Adviser in providing services to other funds in the Trust and John Hancock Funds and information received during the past year, including other things, the Sub-Adviser’s compliance program and any disciplinary history, and its risk assessment and monitoring process. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with the Sub-Advisers and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Sub-Advisers and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Sub-Adviser.

The Board considered the Sub-Adviser’s investment process and philosophy. The Board also took into account the sub-advisory fees paid by the Adviser to fees charged by the Sub-Adviser to manage other comparable sub-advised portfolios.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	that the Subadviser has demonstrated skills as a manager, is currently the subadviser to other funds of the Trust and John Hancock Funds II and the Board is generally satisfied with the Sub-Adviser’s management of these funds, and may reasonably be expected to provide a high quality of investment management services and personnel to the New Portfolio;

(2)	The subadvisory fees for the New Portfolio are: (i) within industry norms and (ii) paid by the Adviser and not by the Portfolio and are reasonable; and

(3)	Subadvisory breakpoints are reflected as breakpoints in the advisory fees for the Portfolio.

Additional information that the Board considered in approving the Subadvisory Agreement is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that renewal of the

108

John Hancock Variable Insurance Trust

 Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

Advisory Agreement Amendment and the Subadvisory Agreement would be in the best interest of the New Portfolio and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement Amendment and the Subadvisory Agreement.

109

John Hancock Variable Insurance Trust

 Appendix A

TRUST (SUBADVISER)	Comparable Fund Performance as of December 31, 2010	Estimated Fees and Expenses as of December 31, 2010

Bond PS Series (John Hancock Asset Management)
JHVIT Bond Trust, a fund managed by the Subadviser in a similar manner to the Bond PS Series, outperformed its benchmark index and underperformed its peer group over the one- year period.

The Board also noted management’s discussion of the comparable fund’s performance.
Estimated advisory fees for the Trust were higher than its peer group median. Estimated subadvisory fees for the Trust were lower than its peer group median.

110

John Hancock Variable Insurance Trust

 For More Information

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov.

PROXY VOTING POLICY A description of the Trust’s proxy voting policies and procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-344-1029 or on the SEC Web site at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available electronically on the SEC Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

111

John Hancock Variable Insurance Trust
Semiannual Report — Table of Contents

Sector Weightings	3
Shareholder Expense Example	5
Summary Portfolio of Investments (See below for each Portfolio’s page #)	7–21
Statements of Assets and Liabilities	22
Statements of Operations	26
Statements of Changes in Net Assets	30
Financial Highlights	33
Notes to Financial Statements	37
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees	54
Appendix A	57
For More Information	62

Portfolio	Summary Portfolio of Investments
500 Index Trust	7
500 Index Trust B	8
Core Balanced Trust	8
Core Balanced Strategy Trust	9
Core Strategy Trust	9
International Equity Index Trust A	9
International Equity Index Trust B	11
International Index Trust	13
Mid Cap Index Trust	14
Small Cap Index Trust	15
Total Bond Market Trust A	16
Total Bond Market Trust B	17
Total Stock Market Index Trust	19

2

John Hancock Variable Insurance Trust
Sector Weightings

500 Index Trust

Sector Weighting	Value as a percentage of net assets
Information Technology	17.51
Financials	14.88
Energy	12.47
Health Care	11.52
Industrials	11.08
Consumer Discretionary	10.47
Consumer Staples	10.47
Materials	3.61
Utilities	3.33
Telecommunication Services	3.04
Short-Term Investments & Other	1.62

500 Index Trust B

Sector Weighting	Value as a percentage of net assets
Information Technology	17.23
Financials	14.65
Energy	12.28
Health Care	11.34
Industrials	10.90
Consumer Staples	10.31
Consumer Discretionary	10.30
Materials	3.55
Utilities	3.28
Telecommunication Services	2.99
Short-Term Investments & Other	3.17

Core Balanced Trust

Asset Allocation	Value as a percentage of net assets
Moderate Allocation	59.93
U.S. Large Cap	18.09
Intermediate Bond	13.08
International Large Cap	5.40
U.S. Small Cap	1.75
U.S. Mid Cap	1.75

Core Balanced Strategy Trust

Asset Allocation	Value as a percentage of net assets
Intermediate Bond	49.82
U.S. Large Cap	30.02
International Large Cap	13.65
U.S. Mid Cap	5.07
U.S. Small Cap	2.03
Other	(0.59)

Core Strategy Trust

Asset Allocation	Value as a percentage of net assets
U.S. Large Cap	41.17
Intermediate Bond	29.65
International Large Cap	19.16
U.S. Mid Cap	7.02
U.S. Small Cap	3.01
Other	(0.01)

International Equity Index Trust A

Sector Weighting	Value as a percentage of net assets
Financials	23.44
Materials	12.28
Energy	11.11
Industrials	10.25
Consumer Discretionary	8.71
Consumer Staples	8.40
Information Technology	6.12
Health Care	5.89
Telecommunication Services	5.60
Utilities	3.86
Short-Term Investments & Other	4.34

International Equity Index Trust B

Sector Weighting	Value as a percentage of net assets
Financials	23.74
Materials	12.32
Energy	11.48
Industrials	10.65
Consumer Discretionary	8.82
Consumer Staples	8.53
Information Technology	6.23
Health Care	6.03
Telecommunication Services	5.65
Utilities	3.86
Short-Term Investments & Other	2.69

International Index Trust

Sector Weighting	Value as a percentage of net assets
Financials	22.98
Industrials	12.39
Materials	11.03
Consumer Discretionary	10.34
Consumer Staples	9.90
Health Care	8.50
Energy	7.88
Telecommunication Services	5.33
Information Technology	4.68
Utilities	4.54
Investment Companies	1.30
Short-Term Investments & Other	1.13

Mid Cap Index Trust

Sector Weighting	Value as a percentage of net assets
Financials	18.98
Information Technology	15.90
Industrials	15.51
Consumer Discretionary	13.51
Health Care	10.87
Energy	7.62
Materials	7.32
Utilities	5.89
Consumer Staples	4.16
Telecommunication Services	0.49
Short-Term Investments & Other	(0.25)

Small Cap Index Trust

Sector Weighting	Value as a percentage of net assets
Financials	20.28
Information Technology	18.14
Industrials	15.16
Consumer Discretionary	13.02
Health Care	12.30
Energy	6.92
Materials	4.82
Consumer Staples	3.27
Utilities	3.16
Telecommunication Services	1.08
Short-Term Investments & Other	1.85

Total Bond Market Trust A

Sector Weighting	Value as a percentage of net assets
U.S. Government & Agency Obligations	70.11
Financials	9.70
Collateralized Mortgage Obligations	3.31
Energy	2.64
Consumer Staples	1.70
Utilities	1.67
Industrials	1.63
Foreign Government Obligations	1.42
Telecommunication Services	1.35
Consumer Discretionary	1.27
Health Care	1.14
Materials	0.98
Information Technology	0.82
Municipal Bonds	0.54
Asset Backed Securities	0.12
Short-Term Investments & Other	1.60

3

John Hancock Variable Insurance Trust
Sector Weightings

Total Bond Market Trust B

Sector Weighting	Value as a percentage of net assets
U.S. Government & Agency Obligations	65.14
Financials	10.26
Collateralized Mortgage Obligations	4.70
Energy	2.79
Foreign Government Obligations	2.53
Consumer Staples	2.19
Utilities	2.16
Industrials	1.84
Telecommunication Services	1.74
Consumer Discretionary	1.62
Health Care	1.61
Materials	0.88
Information Technology	0.74
Municipal Bonds	0.63
Asset Backed Securities	0.25
Short-Term Investments & Other	0.92

Total Stock Market Index Trust

Sector Weighting	Value as a percentage of net assets
Information Technology	17.60
Financials	15.92
Energy	12.14
Consumer Discretionary	12.03
Industrials	11.02
Health Care	10.77
Consumer Staples	9.43
Materials	4.39
Utilities	3.27
Telecommunication Services	2.62
Short-Term Investments & Other	0.81

4

John Hancock Variable Insurance Trust
Shareholder Expense Example

As a shareholder of John Hancock Variable Insurance Trust, you incur ongoing costs, such as management fees, distribution (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2011 through June 30, 2011).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Expenses Paid During Period 1/1/2011– 6/30/2011	[1]	Annualized Expense Ratio
500 Index Trust
Series I — Actual	$1,000.00	$1,057.20	$2.70		0.53%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.66		0.53%
Series II — Actual	1,000.00	1,056.50	3.72		0.73%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.66		0.73%
Series NAV — Actual	1,000.00	1,057.10	2.45		0.48%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.41		0.48%
500 Index Trust B
Series NAV — Actual	$1,000.00	$1,059.20	$1.28		0.25%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.25		0.25%
Core Balanced Trust
Series I — Actual	$1,000.00	$1,048.10	$0.86		0.17%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.85		0.17%[2]
Series II — Actual	1,000.00	1,046.90	1.88		0.37%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.00	1.86		0.37%[2]
Series NAV — Actual	1,000.00	1,048.10	0.61		0.12%[2]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.60		0.12%[2]
Core Balanced Strategy Trust
Series NAV — Actual	$1,000.00	$1,041.60	$0.30		0.06%[2]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30		0.06%[2]
Core Strategy Trust
Series I — Actual	$1,000.00	$1,049.00	$0.41		0.09%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.40		0.09%[2]
Series II — Actual	1,000.00	1,048.00	1.47		0.29%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.45		0.29%[2]
Series NAV — Actual	1,000.00	1,048.90	0.20		0.04%[2]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.20		0.04%[2]

5

John Hancock Variable Insurance Trust
Shareholder Expense Example

	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Expenses Paid During Period 1/1/2011– 6/30/2011	[1]	Annualized Expense Ratio
International Equity Index Trust A
Series I — Actual	$1,000.00	$1,040.70	$3.14		0.62%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11		0.62%
Series II — Actual	1,000.00	1,039.70	4.15		0.82%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.11		0.82%
Series NAV — Actual	1,000.00	1,040.70	2.88		0.57%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	2.86		0.57%
International Equity Index Trust B
Series NAV — Actual	$1,000.00	$1,040.20	$1.72		0.34%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	1.71		0.34%
International Index Trust
Series NAV — Actual	$1,000.00	$1,054.70	$2.55		0.50%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51		0.50%
Mid Cap Index Trust
Series I — Actual	$1,000.00	$1,082.90	$2.79		0.54%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	2.71		0.54%
Series II — Actual	1,000.00	1,081.90	3.82		0.74%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71		0.74%
Series NAV — Actual	1,000.00	1,083.50	2.53		0.49%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.46		0.49%
Small Cap Index Trust
Series I — Actual	$1,000.00	$1,060.00	$2.81		0.55%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	2.76		0.55%
Series II — Actual	1,000.00	1,059.40	3.83		0.75%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76		0.75%
Series NAV — Actual	1,000.00	1,060.70	2.55		0.50%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51		0.50%
Total Bond Market Trust A
Series I — Actual	$1,000.00	$1,023.90	$2.71		0.54%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	2.71		0.54%
Series II — Actual	1,000.00	1,022.40	3.71		0.74%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71		0.74%
Series NAV — Actual	1,000.00	1,023.90	2.46		0.49%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.46		0.49%
Total Bond Market Trust B
Series NAV — Actual	$1,000.00	$1,026.60	$1.26		0.25%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.25		0.25%
Total Stock Market Index Trust
Series I — Actual	$1,000.00	$1,057.20	$2.86		0.56%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	2.81		0.56%
Series II — Actual	1,000.00	1,056.50	3.88		0.76%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.81		0.76%
Series NAV — Actual	1,000.00	1,057.20	2.60		0.51%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.56		0.51%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

[2]	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of the underlying funds held by the Portfolios was as follows:

Period ended	Core Balanced Trust	Core Balanced Strategy Trust	Core Strategy Trust
6-30-2011	0.48% – 0.90%	0.48% – 0.50%	0.48% – 0.50%

6

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling at 1-800-344-1029. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

500 Index Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 98.38%
Consumer Discretionary - 10.47%
Amazon.com, Inc. (I)	190,944	$39,046,139	0.60%
Comcast Corp., Class A	1,479,044	37,478,975	0.57%
Home Depot, Inc.	851,350	30,835,897	0.47%
McDonald’s Corp.	554,777	46,778,797	0.72%
The Walt Disney Company	1,010,638	39,455,308	0.60%
OTHER SECURITIES		490,237,578	7.51%

		683,832,694
Consumer Staples - 10.47%
Altria Group, Inc.	1,119,304	29,560,819	0.45%
Kraft Foods, Inc., Class A	939,911	33,113,065	0.51%
PepsiCo, Inc.	845,153	59,524,126	0.91%
Philip Morris International, Inc.	950,889	63,490,859	0.97%
The Coca-Cola Company	1,224,031	82,365,046	1.26%
The Procter & Gamble Company	1,492,464	94,875,936	1.45%
Wal-Mart Stores, Inc.	1,021,200	54,266,568	0.83%
OTHER SECURITIES		266,884,485	4.09%

		684,080,904
Energy - 12.47%
Chevron Corp.	1,074,862	110,538,808	1.69%
ConocoPhillips	755,782	56,827,249	0.87%
Exxon Mobil Corp.	2,633,907	214,347,352	3.28%
Occidental Petroleum Corp.	434,632	45,219,113	0.69%
Schlumberger, Ltd.	725,536	62,686,310	0.96%
OTHER SECURITIES		325,129,513	4.98%

		814,748,345
Financials - 14.88%
American Express Company	559,214	28,911,364	0.44%
Bank of America Corp.	5,417,948	59,380,710	0.91%
Berkshire
Hathaway, Inc., Class B (I)	925,681	71,638,453	1.10%
Citigroup, Inc.	1,561,626	65,026,107	1.00%
JPMorgan Chase & Company	2,124,672	86,984,072	1.33%
State Street Corp.	269,502	12,151,845	0.19%
The Goldman Sachs Group, Inc.	276,825	36,842,639	0.56%
Wells Fargo & Company	2,828,004	79,353,792	1.21%
OTHER SECURITIES		531,817,095	8.14%

		972,106,077
Health Care - 11.52%
Abbott Laboratories	831,053	43,730,009	0.67%
Amgen, Inc. (I)	497,114	29,006,602	0.44%
Johnson & Johnson	1,465,649	97,494,971	1.49%
Merck & Company, Inc.	1,650,352	58,240,922	0.89%
Pfizer, Inc.	4,224,620	87,027,172	1.33%
UnitedHealth Group, Inc.	579,299	29,880,242	0.46%
OTHER SECURITIES		407,361,744	6.24%

		752,741,662
Industrials - 11.08%
3M Company	379,935	36,036,835	0.55%
Caterpillar, Inc.	344,579	36,683,880	0.56%
General Electric Company	5,670,579	106,947,120	1.64%
The Boeing Company	394,745	29,183,498	0.45%
United Parcel Service, Inc., Class B	527,314	38,457,010	0.59%
United Technologies Corp.	489,377	43,314,758	0.66%
OTHER SECURITIES		$432,926,762	6.63%

		723,549,863
Information Technology - 17.51%
Apple, Inc. (I)	494,453	165,973,039	2.54%
Cisco Systems, Inc.	2,940,869	45,906,965	0.70%
EMC Corp. (I)	1,100,152	30,309,188	0.46%
Google, Inc., Class A (I)	134,397	68,055,953	1.04%
Hewlett-Packard Company	1,109,021	40,368,364	0.62%
Intel Corp.	2,834,902	62,821,428	0.96%
International
Business Machines Corp.	647,611	111,097,667	1.70%
Microsoft Corp.	3,967,813	103,163,138	1.58%
Oracle Corp.	2,083,454	68,566,471	1.05%
Qualcomm, Inc.	892,675	50,695,013	0.78%
OTHER SECURITIES		396,477,132	6.08%

		1,143,434,358
Materials - 3.61%		235,530,509	3.61%
Telecommunication Services - 3.04%
AT&T, Inc.	3,166,408	99,456,875	1.52%
Verizon Communications, Inc.	1,512,667	56,316,592	0.86%
OTHER SECURITIES		42,972,960	0.66%

		198,746,427
Utilities - 3.33%		217,437,478	3.33%

TOTAL COMMON STOCKS (Cost $4,848,840,238)		$6,426,208,317

SECURITIES LENDING COLLATERAL - 3.06%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	20,005,441	200,212,457	3.06%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $200,208,211)		$200,212,457

Warrants 0.00%		10	0.00%

TOTAL WARRANTS (Cost $17)		$10

Rights 0.01%		338,894	0.01%

TOTAL RIGHTS (Cost $331,019)		$338,894

SHORT-TERM INVESTMENTS - 1.39%
Repurchase Agreement - 1.39%
Repurchase Agreement with State Street Corp. dated 06/30/2011 at 0.010% to be repurchased at $90,535,025 on 07/01/2011,collateralized by $88,705,000 U.S. Treasury Notes, 4.500% due 08/15/2039 (valued at $92,349,416)	$90,535,000	$90,535,000	1.39%

TOTAL SHORT-TERM
INVESTMENTS (Cost $90,535,000)		$90,535,000

Total Investments (500 Index Trust)
(Cost $5,139,914,485) - 102.84%		$6,717,294,678	102.84%
Other Assets And Liabilities, Net - (2.84%)		(185,252,844)	(2.84)%

TOTAL NET ASSETS - 100.00%		$6,532,041,834	100.00%

The accompanying notes are an integral part of the financial statements.

7

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

500 Index Trust B

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 96.83%
Consumer Discretionary - 10.30%
Amazon.com, Inc. (I)	26,047	$5,326,351	0.59%
Comcast Corp., Class A	201,761	5,112,624	0.56%
Ford Motor Company (I)	277,033	3,820,285	0.42%
Home Depot, Inc.	116,135	4,206,410	0.46%
McDonald’s Corp.	75,679	6,381,253	0.70%
The Walt Disney Company	137,864	5,382,211	0.59%
OTHER SECURITIES		63,051,964	6.98%

		93,281,098
Consumer Staples - 10.31%
Altria Group, Inc.	152,688	4,032,490	0.45%
Kraft Foods, Inc., Class A	128,216	4,517,050	0.50%
PepsiCo, Inc.	115,290	8,119,875	0.90%
Philip Morris International, Inc.	129,714	8,661,004	0.96%
The Coca-Cola Company	166,974	11,235,680	1.24%
The Procter & Gamble Company	203,592	12,942,343	1.43%
Wal-Mart Stores, Inc.	139,305	7,402,668	0.82%
OTHER SECURITIES		36,406,175	4.01%

		93,317,285
Energy - 12.28%
Chevron Corp.	146,625	15,078,915	1.67%
ConocoPhillips	103,099	7,752,014	0.86%
Exxon Mobil Corp.	359,300	29,239,834	3.23%
Occidental Petroleum Corp.	59,290	6,168,532	0.68%
Schlumberger, Ltd.	98,973	8,551,267	0.94%
OTHER SECURITIES		44,350,911	4.90%

		111,141,473
Financials - 14.65%
American Express Company	76,284	3,943,883	0.44%
Bank of America Corp.	739,079	8,100,306	0.89%
Berkshire
Hathaway, Inc., Class B (I)	126,275	9,772,422	1.08%
Citigroup, Inc.	213,026	8,870,403	0.98%
JPMorgan Chase & Company	289,833	11,865,763	1.31%
State Street Corp.	36,764	1,657,689	0.18%
The Goldman Sachs Group, Inc.	37,763	5,025,878	0.56%
Wells Fargo & Company	385,777	10,824,903	1.20%
OTHER SECURITIES		72,543,145	8.01%

		132,604,392
Health Care - 11.34%
Abbott Laboratories	113,367	5,965,372	0.66%
Amgen, Inc. (I)	67,819	3,957,239	0.44%
Johnson & Johnson	199,934	13,299,610	1.47%
Merck & Company, Inc.	225,130	7,944,838	0.88%
Pfizer, Inc.	576,294	11,871,656	1.31%
UnitedHealth Group, Inc.	79,024	4,076,058	0.45%
OTHER SECURITIES		55,567,882	6.13%

		102,682,655
Industrials - 10.90%
3M Company	51,828	4,915,886	0.54%
Caterpillar, Inc.	47,005	5,004,152	0.55%
General Electric Company	773,542	14,589,002	1.61%
The Boeing Company	53,848	3,980,983	0.44%
United Parcel Service, Inc., Class B	71,933	5,246,074	0.58%
United Technologies Corp.	66,758	5,908,751	0.65%
OTHER SECURITIES		59,062,631	6.53%

		98,707,479
Information Technology - 17.23%
Apple, Inc. (I)	67,450	22,640,942	2.50%
Cisco Systems, Inc.	401,173	6,262,311	0.69%
EMC Corp. (I)	150,075	4,134,566	0.46%
Google, Inc., Class A (I)	18,333	9,283,465	1.03%
Hewlett-Packard Company	151,285	$5,506,774	0.61%
Intel Corp.	386,718	8,569,671	0.95%
International
Business Machines Corp.	88,343	15,155,242	1.67%
Microsoft Corp.	541,262	14,072,812	1.55%
Oracle Corp.	284,211	9,353,384	1.03%
Qualcomm, Inc.	121,773	6,915,489	0.76%
OTHER SECURITIES		54,084,857	5.98%

		155,979,513
Materials - 3.55%		32,128,632	3.55%
Telecommunication Services - 2.99%
AT&T, Inc.	431,940	13,567,235	1.50%
Verizon Communications, Inc.	206,348	7,682,336	0.85%
OTHER SECURITIES		5,861,540	0.64%

		27,111,111
Utilities - 3.28%		29,659,955	3.28%

TOTAL COMMON STOCKS (Cost $778,117,888)		$876,613,593

Warrants 0.00%		10	0.00%

TOTAL WARRANTS (Cost $17)		$10

Rights 0.01%		47,099	0.01%

TOTAL RIGHTS (Cost $46,004)		$47,099

SECURITIES LENDING COLLATERAL - 3.67%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	3,319,401	33,220,229	3.67%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $33,220,148)		$33,220,229

SHORT-TERM INVESTMENTS - 2.76%
Repurchase Agreement - 2.76%
Repurchase Agreement with State Street Corp. dated 06/30/2011 at 0.010% to be repurchased at $24,959,007 on 07/01/2011,collateralized by $24,455,000 U.S. Treasury Notes, 4.500% due 08/15/2039 (valued at $25,459,726)	$24,959,000	$24,959,000	2.76%

TOTAL SHORT-TERM
INVESTMENTS (Cost $24,959,000)		$24,959,000

Total Investments (500 Index Trust B)
(Cost $836,343,057) - 103.27%		$934,839,931	103.27%
Other Assets And Liabilities, Net - (3.27%)		(29,560,744)	(3.27)%

TOTAL NET ASSETS - 100.00%		$905,279,187	100.00%

Core Balanced Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.02%
Affiliated Investment Companies - 100.02%
Equity - 86.94%

The accompanying notes are an integral part of the financial statements.

8

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Balanced Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES (continued)
John Hancock Variable
Insurance Trust (G) - 86.94%
500 Index, Series NAV
(John Hancock) (A)(2)	3,281,870	$37,643,054	18.10%
Balanced, Series NAV (T.
Rowe Price)	7,274,399	124,683,199	59.93%
International Index, Series NAV
(John Hancock) (2)(A)	613,155	11,239,132	5.40%
Mid Cap Index, Series NAV
(John Hancock) (2)(A)	189,881	3,647,616	1.75%
Small Cap Index, Series NAV
(John Hancock) (2)(A)	245,527	3,648,524	1.76%
Fixed Income - 13.08%
John Hancock Variable
Insurance Trust (G) - 13.08%
Total Bond Market A,
Series NAV (Declaration) (A)	1,926,037	27,214,898	13.08%

		208,076,423

TOTAL INVESTMENT
COMPANIES (Cost $186,569,672)		$208,076,423

Total Investments (Core Balanced Trust)
(Cost $186,569,672) - 100.02%		$208,076,423	100.02%
Other Assets And Liabilities, Net - (0.02%)		(31,235)	(0.02)%

TOTAL NET ASSETS - 100.00%		$208,045,188	100.00%

Core Balanced Strategy Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.59%
Affiliated Investment Companies - 100.59%
Equity - 50.77%
John Hancock Variable
Insurance Trust (G) - 50.77%
500 Index, Series NAV
(John Hancock) (A)(2)	101,629	$1,165,690	30.02%
International Index, Series NAV
(John Hancock) (2)(A)	28,916	530,036	13.65%
Mid Cap Index, Series NAV
(John Hancock) (2)(A)	10,254	196,970	5.07%
Small Cap Index, Series NAV
(John Hancock) (2)(A)	5,292	78,633	2.03%
Fixed Income - 49.82%
John Hancock Variable
Insurance Trust (G) - 49.82%
Total Bond Market A,
Series NAV (Declaration) (A)	136,897	1,934,354	49.82%

		3,905,683

TOTAL INVESTMENT
COMPANIES (Cost $3,549,198)		$3,905,683

Total Investments (Core Balanced Strategy Trust)
(Cost $3,549,198) - 100.59%		$3,905,683	100.59%
Other Assets And Liabilities, Net - (0.59%)		(22,938)	(0.59)%

TOTAL NET ASSETS - 100.00%		$3,882,745	100.00%

Core Strategy Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 100.01%
Equity - 70.36%
John Hancock Variable
Insurance Trust (G) - 70.36%
500 Index, Series NAV
(John Hancock) (A)(2)	26,605,518	$305,165,283	41.17%
International Index, Series NAV
(John Hancock) (2)(A)	7,747,503	142,011,737	19.16%
Mid Cap Index, Series NAV
(John Hancock) (2)(A)	2,708,948	52,038,897	7.02%
Small Cap Index, Series NAV
(John Hancock) (2)(A)	1,501,883	22,317,982	3.01%
Fixed Income - 29.65%
John Hancock Variable
Insurance Trust (G) - 29.65%
Total Bond Market A,
Series NAV (Declaration) (A)	15,556,884	219,818,765	29.65%

		741,352,664

TOTAL INVESTMENT
COMPANIES (Cost $625,805,409)		$741,352,664

Total Investments (Core Strategy Trust)
(Cost $625,805,409) - 100.01%		$741,352,664	100.01%
Other Assets And Liabilities, Net - (0.01%)		(44,352)	(0.01)%

TOTAL NET ASSETS - 100.00%		$741,308,312	100.00%

International Equity Index Trust A

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 93.25%
Australia - 5.78%
Australia & New Zealand
Banking Group, Ltd.	53,359	$1,260,155	0.36%
BHP Billiton, Ltd.	64,441	3,045,694	0.87%
Commonwealth Bank of Australia	32,432	1,825,335	0.52%
National Australia Bank, Ltd.	42,964	1,185,390	0.34%
Westpac Banking Corp.	60,238	1,444,999	0.41%
OTHER SECURITIES		11,547,273	3.28%

		20,308,846
Austria - 0.22%		770,687	0.22%
Belgium - 0.67%		2,364,665	0.67%
Bermuda - 0.07%		260,029	0.07%
Brazil - 1.49%
Petroleo Brasileiro SA	54,015	908,528	0.26%
Vale Fertilizantes SA	28,300	897,425	0.26%
OTHER SECURITIES		3,436,608	0.97%

		5,242,561
Canada - 7.82%
Bank of Nova Scotia (L)	20,852	1,256,158	0.36%
Royal Bank of Canada	29,124	1,664,789	0.47%
Suncor Energy, Inc.	31,814	1,246,896	0.35%
The Toronto-Dominion Bank	18,250	1,547,499	0.44%
OTHER SECURITIES		21,785,847	6.20%

		27,501,189
Cayman Islands - 0.02%		68,111	0.02%
Chile - 0.34%		1,181,176	0.34%

The accompanying notes are an integral part of the financial statements.

9

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
China - 3.10%		$10,894,385	3.10%
Colombia - 0.19%		660,094	0.19%
Cyprus - 0.01%		42,358	0.01%
Czech Republic - 0.09%		300,669	0.09%
Denmark - 0.72%		2,538,479	0.72%
Egypt - 0.06%		203,408	0.06%
Finland - 0.68%		2,400,050	0.68%
France - 6.55%
BNP Paribas SA	19,316	1,489,756	0.42%
Sanofi (L)	23,425	1,882,762	0.54%
Total SA	42,711	2,470,237	0.70%
OTHER SECURITIES		17,178,217	4.89%

		23,020,972
Germany - 5.44%
Allianz SE	9,249	1,292,245	0.37%
BASF SE	18,561	1,816,385	0.52%
Bayer AG	16,705	1,343,016	0.38%
Daimler AG	18,236	1,372,458	0.39%
Siemens AG	16,627	2,282,968	0.65%
OTHER SECURITIES		11,013,463	3.13%

		19,120,535
Greece - 0.14%		494,754	0.14%
Hong Kong - 2.55%
China Mobile, Ltd.	135,000	1,257,920	0.36%
OTHER SECURITIES		7,718,794	2.19%

		8,976,714
Hungary - 0.09%		323,727	0.09%
India - 1.42%
Infosys, Ltd., ADR (L)	24,265	1,582,806	0.45%
Reliance Industries, Ltd., GDR	30,655	1,233,557	0.35%
OTHER SECURITIES		2,166,453	0.62%

		4,982,816
Indonesia - 0.62%		2,184,285	0.62%
Ireland - 0.46%		1,610,362	0.46%
Israel - 0.47%		1,645,583	0.47%
Italy - 1.74%		6,122,666	1.74%
Japan - 12.72%
Honda Motor Company, Ltd.	32,838	1,265,694	0.36%
Mitsubishi UFJ Financial Group	256,400	1,248,225	0.35%
Toyota Motor Corp.	55,047	2,317,633	0.66%
OTHER SECURITIES		39,893,214	11.35%

		44,724,766
Jersey, C.I. - 0.05%		158,746	0.05%
Luxembourg - 0.34%		1,203,352	0.34%
Macau - 0.06%		216,322	0.06%
Malaysia - 0.69%		2,441,560	0.69%
Mexico - 1.02%		3,589,670	1.02%
Netherlands - 3.18%
Royal Dutch Shell PLC (London Stock Exchange)	72,693	2,590,217	0.74%
Royal Dutch Shell PLC, B Shares	53,743	1,918,425	0.55%
Unilever NV	34,948	1,144,898	0.33%
OTHER SECURITIES		5,511,986	1.56%

		11,165,526
New Zealand - 0.10%		$334,585	0.10%
Norway - 0.54%		1,911,696	0.54%
Peru - 0.13%		443,926	0.13%
Philippines - 0.13%		466,233	0.13%
Poland - 0.34%		1,210,825	0.34%
Portugal - 0.16%		566,762	0.16%
Russia - 1.65%
Gazprom OAO, ADR	146,912	2,137,570	0.61%
OTHER SECURITIES		3,678,115	1.04%

		5,815,685
Singapore - 1.13%		3,976,048	1.13%
South Africa - 1.75%		6,161,397	1.75%
South Korea - 3.51%
Samsung Electronics Company, Ltd.	2,303	1,789,982	0.51%
OTHER SECURITIES		10,552,373	3.00%

		12,342,355
Spain - 2.37%
Banco Santander SA (I)	176,326	2,034,529	0.58%
Telefonica SA	84,041	2,055,134	0.58%
OTHER SECURITIES		4,236,981	1.21%

		8,326,644
Sweden - 1.74%		6,129,553	1.74%
Switzerland - 6.05%
ABB, Ltd. (I)	46,244	1,199,168	0.34%
Nestle SA	69,528	4,321,113	1.23%
Novartis AG	46,829	2,868,626	0.82%
Roche Holdings AG	14,192	2,374,308	0.68%
UBS AG (Swiss Exchange) (I)	74,231	1,353,610	0.38%
OTHER SECURITIES		9,151,995	2.60%

		21,268,820
Taiwan - 2.07%
Taiwan Semiconductor
Manufacturing Company, Ltd.	495,316	1,253,682	0.36%
OTHER SECURITIES		6,032,223	1.71%

		7,285,905
Thailand - 0.41%		1,449,297	0.41%
Turkey - 0.35%		1,223,664	0.35%
Ukraine - 0.01%		22,804	0.01%
United Kingdom - 11.92%
Anglo American PLC	26,878	1,332,012	0.38%
AstraZeneca PLC	27,676	1,381,910	0.39%
BG Group PLC (I)	68,417	1,552,761	0.44%
BHP Billiton PLC	43,460	1,703,435	0.48%
BP PLC	379,177	2,793,771	0.79%
British American Tobacco PLC	39,789	1,744,085	0.50%
GlaxoSmithKline PLC	103,488	2,215,747	0.63%
HSBC Holdings PLC	354,017	3,512,036	1.00%
Rio Tinto PLC (I)	29,277	2,114,073	0.60%
Standard Chartered PLC (I)	46,645	1,225,720	0.35%
Vodafone Group PLC	1,034,169	2,748,440	0.78%
OTHER SECURITIES		19,607,970	5.58%

		41,931,960
United States - 0.09%		316,494	0.09%

TOTAL COMMON STOCKS (Cost $250,678,020)		$327,903,716

The accompanying notes are an integral part of the financial statements.

10

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or Principal Amount	Value	% of Net Assets

PREFERRED SECURITIES - 2.40%
Brazil - 1.97%
Petroleo Brasileiro SA	73,452	1,116,382	0.32%
Vale SA	44,068	1,260,498	0.36%
OTHER SECURITIES		4,556,654	1.29%

		6,933,534
Germany - 0.33%		1,166,882	0.33%
South Korea - 0.10%
Samsung Electronics Company, Ltd.	440	231,367	0.07%
OTHER SECURITIES		98,468	0.03%

		329,835

TOTAL PREFERRED SECURITIES (Cost $5,620,473)		$8,430,251

Warrants 0.00%		3,156	0.00%

TOTAL WARRANTS (Cost $2,883)		$3,156

Rights 0.01%		12,824	0.01%

TOTAL RIGHTS (Cost $16,599)		$12,824

SECURITIES LENDING COLLATERAL - 3.50%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	1,229,878	12,308,497	3.50%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $12,308,504)		$12,308,497

SHORT-TERM INVESTMENTS - 1.40%
Money Market Funds - 1.40%
AIM Short-Term Investment Trust,
STIC Prime
Portfolio, 0.0219% (Y)	$4,932,802	$4,932,802	1.40%

TOTAL SHORT-TERM
INVESTMENTS (Cost $4,932,802)		$4,932,802

Total Investments (International Equity
Index Trust A) (Cost $273,559,281) - 100.56%		$353,591,246	100.56%
Other Assets And Liabilities, Net - (0.56%)		(1,957,305)	(0.56)%

TOTAL NET ASSETS - 100.00%		$351,633,941	100.00%

International Equity Index Trust B

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 94.79%
Australia - 5.73%
Australia & New Zealand
Banking Group, Ltd.	49,959	$1,179,859	0.35%
BHP Billiton, Ltd.	62,154	2,937,603	0.87%
Commonwealth Bank of Australia	29,887	1,682,098	0.50%
National Australia Bank, Ltd.	41,724	1,151,178	0.34%
Westpac Banking Corp.	57,980	1,390,834	0.41%
OTHER SECURITIES		11,021,178	3.26%

		19,362,750
Austria - 0.22%		734,570	0.22%
Belgium - 0.65%		2,200,883	0.65%
Bermuda - 0.06%		220,006	0.06%
Brazil - 1.66%
Petroleo Brasileiro SA	53,929	907,081	0.27%
Vale Fertilizantes SA	28,900	916,452	0.27%
OTHER SECURITIES		$3,778,322	1.12%

		5,601,855
Canada - 7.73%
Bank of Nova Scotia (L)	20,748	1,249,892	0.37%
Royal Bank of Canada (L)	27,476	1,570,586	0.46%
Suncor Energy, Inc.	30,173	1,182,580	0.35%
The Toronto-Dominion Bank	17,000	1,441,506	0.43%
OTHER SECURITIES		20,685,246	6.12%

		26,129,810
Cayman Islands - 0.02%		61,300	0.02%
Chile - 0.40%		1,337,687	0.40%
China - 3.16%		10,693,770	3.16%
Colombia - 0.23%		791,897	0.23%
Cyprus - 0.01%		48,349	0.01%
Czech Republic - 0.10%		327,938	0.10%
Denmark - 0.72%		2,440,506	0.72%
Egypt - 0.08%		259,919	0.08%
Finland - 0.66%		2,213,685	0.66%
France - 6.52%
BNP Paribas SA	18,484	1,425,587	0.42%
Sanofi (L)	22,617	1,817,819	0.54%
Total SA	40,885	2,364,628	0.70%
OTHER SECURITIES		16,429,089	4.86%

		22,037,123
Germany - 5.54%
Allianz SE	8,736	1,220,570	0.36%
BASF SE	17,725	1,734,574	0.51%
Bayer AG	15,931	1,280,790	0.38%
Daimler AG	17,434	1,312,098	0.39%
Siemens AG	15,901	2,183,285	0.65%
OTHER SECURITIES		10,981,587	3.25%

		18,712,904
Greece - 0.14%		459,151	0.14%
Hong Kong - 2.65%
China Mobile, Ltd.	128,530	1,197,633	0.35%
OTHER SECURITIES		7,747,093	2.30%

		8,944,726
Hungary - 0.09%		308,693	0.09%
India - 1.74%
Infosys, Ltd., ADR (L)	23,322	1,521,294	0.45%
Reliance Industries, Ltd., GDR	45,980	1,850,235	0.55%
OTHER SECURITIES		2,509,075	0.74%

		5,880,604
Indonesia - 0.61%		2,068,823	0.61%
Ireland - 0.50%		1,675,371	0.50%
Israel - 0.49%		1,639,331	0.49%
Italy - 1.75%
Eni SpA	46,211	1,095,500	0.32%
OTHER SECURITIES		4,822,423	1.43%

		5,917,923
Japan - 13.05%
Honda Motor Company, Ltd.	31,362	1,208,804	0.36%
Mitsubishi UFJ Financial Group	245,000	1,192,727	0.35%
Toyota Motor Corp.	53,353	2,246,311	0.66%

The accompanying notes are an integral part of the financial statements.

11

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Japan (continued)
OTHER SECURITIES		$39,448,335	11.68%

		44,096,177
Jersey, C.I. - 0.04%		150,338	0.04%
Luxembourg - 0.35%		1,192,886	0.35%
Macau - 0.06%		213,115	0.06%
Malaysia - 0.73%		2,464,104	0.73%
Mauritius - 0.01%		45,347	0.01%
Mexico - 1.02%		3,444,624	1.02%
Netherlands - 3.03%
Royal Dutch Shell PLC (London
Stock Exchange)	70,491	2,511,754	0.74%
Royal Dutch Shell PLC, B Shares	52,060	1,858,349	0.55%
OTHER SECURITIES		5,877,161	1.74%

		10,247,264
New Zealand - 0.07%		236,861	0.07%
Norway - 0.52%		1,744,307	0.52%
Peru - 0.18%		596,843	0.18%
Philippines - 0.15%		495,076	0.15%
Poland - 0.36%		1,218,308	0.36%
Portugal - 0.15%		515,868	0.15%
Russia - 1.61%
Gazprom OAO, ADR	149,750	2,178,863	0.64%
Gazprom OAO, ADR
(London Exchange)	3,680	53,899	0.02%
OTHER SECURITIES		3,216,260	0.95%

		5,449,022
Singapore - 1.15%		3,882,791	1.15%
South Africa - 1.68%		5,666,581	1.68%
South Korea - 3.45%
Samsung Electronics Company, Ltd.	2,132	1,657,074	0.49%
OTHER SECURITIES		9,995,822	2.96%

		11,652,896
Spain - 2.39%
Banco Santander SA (I)	163,003	1,880,803	0.56%
Telefonica SA	79,334	1,940,029	0.57%
OTHER SECURITIES		4,251,348	1.26%

		8,072,180
Sweden - 1.94%		6,543,097	1.94%
Switzerland - 6.03%
ABB, Ltd. (I)	45,233	1,172,952	0.35%
Nestle SA	67,146	4,173,074	1.24%
Novartis AG	45,162	2,766,510	0.82%
Roche Holdings AG	13,584	2,272,590	0.67%
UBS AG (Swiss Exchange) (I)	70,095	1,278,190	0.38%
OTHER SECURITIES		8,698,212	2.57%

		20,361,528
Taiwan - 2.33%
Taiwan Semiconductor
Manufacturing Company, Ltd.	513,227	1,299,016	0.38%
OTHER SECURITIES		6,584,161	1.95%

		7,883,177
Thailand - 0.43%		1,456,642	0.43%
Turkey - 0.30%		1,005,732	0.30%
Ukraine - 0.01%		$22,721	0.01%
United Kingdom - 12.21%
Anglo American PLC	25,416	1,259,559	0.37%
AstraZeneca PLC	26,811	1,338,719	0.40%
BG Group PLC (I)	65,323	1,482,541	0.44%
BHP Billiton PLC	42,101	1,650,169	0.49%
BP PLC	367,508	2,707,797	0.80%
British American Tobacco PLC	38,539	1,689,294	0.50%
GlaxoSmithKline PLC	100,246	2,146,334	0.64%
HSBC Holdings PLC	342,927	3,401,996	1.01%
Rio Tinto PLC (I)	27,941	2,017,601	0.60%
Standard Chartered PLC (I)	45,187	1,187,407	0.35%
Vodafone Group PLC	1,001,777	2,662,354	0.79%
OTHER SECURITIES		19,707,914	5.82%

		41,251,685
United States - 0.08%		282,708	0.08%

TOTAL COMMON STOCKS (Cost $258,495,412)		$320,261,452

PREFERRED SECURITIES - 2.50%
Brazil - 2.06%
Petroleo Brasileiro SA	72,951	1,108,767	0.33%
Vale SA	38,500	1,101,233	0.33%
OTHER SECURITIES		4,754,852	1.40%

		6,964,852
Germany - 0.36%		1,210,933	0.36%
Malaysia - 0.00%		674	0.00%
South Korea - 0.08%
Samsung Electronics Company, Ltd.	440	231,367	0.07%
OTHER SECURITIES		43,301	0.01%

		274,668

TOTAL PREFERRED SECURITIES (Cost $4,658,811)		$8,451,127

Rights 0.01%		15,484	0.01%

TOTAL RIGHTS (Cost $16,417)		$15,484

Warrants 0.00%		3,130	0.00%

TOTAL WARRANTS (Cost $2,883)		$3,130

SECURITIES LENDING COLLATERAL - 4.48%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	1,513,513	15,147,089	4.48%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $15,147,001)		$15,147,089

SHORT-TERM INVESTMENTS - 0.76%
Money Market Funds - 0.76%
AIM Short-Term Investment Trust,
STIC Prime
Portfolio, 0.0219% (Y)	$2,575,331	$2,575,331	0.76%

TOTAL SHORT-TERM
INVESTMENTS (Cost $2,575,331)		$2,575,331

Total Investments (International Equity
Index Trust B) (Cost $280,895,855) - 102.54%		$346,453,613	102.54%
Other Assets And Liabilities, Net - (2.54%)		(8,591,563)	(2.54)%

TOTAL NET ASSETS - 100.00%		$337,862,050	100.00%

The accompanying notes are an integral part of the financial statements.

12

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Index Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 97.04%
Australia - 8.43%
Australia & New Zealand
Banking Group, Ltd.	490,352	$11,580,421	0.52%
BHP Billiton, Ltd.	606,591	28,669,487	1.29%
Commonwealth Bank of Australia	292,573	16,466,569	0.74%
National Australia Bank, Ltd.	409,790	11,306,232	0.51%
Westpac Banking Corp.	568,295	13,632,355	0.61%
OTHER SECURITIES		106,471,811	4.76%

		188,126,875
Austria - 0.33%		7,247,167	0.33%
Belgium - 0.95%		21,107,612	0.95%
Bermuda - 0.09%		2,063,265	0.09%
China - 0.03%		613,057	0.03%
Cyprus - 0.02%		473,930	0.02%
Denmark - 1.03%
Novo Nordisk A/S	79,074	9,913,765	0.44%
OTHER SECURITIES		13,080,906	0.59%

		22,994,671
Finland - 0.95%		21,136,076	0.95%
France - 9.68%
BNP Paribas SA	181,127	13,969,504	0.63%
Sanofi	210,484	16,917,447	0.76%
Total SA	399,430	23,101,463	1.04%
OTHER SECURITIES		161,999,197	7.25%

		215,987,611
Germany - 8.23%
Allianz SE	85,735	11,978,656	0.54%
BASF SE	173,487	16,977,491	0.76%
Bayer AG	156,198	12,557,703	0.56%
Daimler AG	171,092	12,876,535	0.58%
Deutsche Bank AG	175,568	10,374,032	0.47%
E.ON AG	340,163	9,656,538	0.43%
SAP AG	173,795	10,511,489	0.47%
Siemens AG	155,411	21,338,686	0.96%
OTHER SECURITIES		77,277,223	3.46%

		183,548,353
Greece - 0.20%		4,409,437	0.20%
Hong Kong - 2.61%		58,139,350	2.61%
Ireland - 0.66%		14,726,813	0.66%
Israel - 0.69%		15,395,657	0.69%
Italy - 2.58%
Eni SpA	453,928	10,761,036	0.48%
OTHER SECURITIES		46,837,272	2.10%

		57,598,308
Japan - 19.68%
Canon, Inc. (L)	214,100	10,209,751	0.46%
Honda Motor Company, Ltd.	307,900	11,867,571	0.53%
Mitsubishi UFJ Financial Group	2,405,600	11,711,119	0.52%
Toyota Motor Corp.	521,000	21,935,560	0.98%
OTHER SECURITIES		383,213,426	17.19%

		438,937,427
Jersey, C.I. - 0.06%		1,446,711	0.06%
Luxembourg - 0.48%		10,765,749	0.48%
Macau - 0.10%		2,207,069	0.10%
Mauritius - 0.02%		404,108	0.02%
Mexico - 0.03%		$763,342	0.03%
Netherlands - 4.46%
ING Groep NV (I)	723,470	8,924,218	0.40%
Royal Dutch Shell PLC (London
Stock Exchange)	673,191	23,987,324	1.08%
Royal Dutch Shell PLC, B Shares	509,185	18,176,013	0.81%
Unilever NV	307,687	10,079,840	0.45%
OTHER SECURITIES		38,292,754	1.72%

		99,460,149
New Zealand - 0.12%		2,600,466	0.12%
Norway - 0.73%		16,223,387	0.73%
Philippines - 0.02%		555,079	0.02%
Portugal - 0.24%		5,406,014	0.24%
Singapore - 1.58%		35,195,067	1.58%
Spain - 3.48%
Banco Bilbao
Vizcaya Argentaria SA	805,845	9,445,063	0.42%
Banco Santander SA (I)	1,594,238	18,395,041	0.82%
Telefonica SA	775,855	18,972,718	0.85%
OTHER SECURITIES		30,815,372	1.39%

		77,628,194
Sweden - 2.97%		66,331,951	2.97%
Switzerland - 8.61%
ABB, Ltd. (I)	414,056	10,737,022	0.48%
Nestle SA	654,484	40,675,692	1.82%
Novartis AG	440,814	27,003,148	1.21%
Roche Holdings AG	132,702	22,200,917	1.00%
UBS AG (Swiss Exchange) (I)	687,398	12,534,775	0.56%
OTHER SECURITIES		78,967,595	3.54%

		192,119,149
United Kingdom - 17.80%
Anglo American PLC	249,381	12,358,753	0.55%
AstraZeneca PLC	262,773	13,120,704	0.59%
Barclays PLC	2,186,185	8,998,792	0.40%
BG Group PLC (I)	639,930	14,523,563	0.65%
BHP Billiton PLC	412,174	16,155,354	0.72%
BP PLC	3,550,807	26,162,332	1.17%
British American Tobacco PLC	377,157	16,532,058	0.74%
Diageo PLC	472,960	9,663,579	0.43%
GlaxoSmithKline PLC	979,711	20,976,264	0.94%
HSBC Holdings PLC	3,344,521	33,179,418	1.49%
Rio Tinto PLC (I)	273,236	19,730,193	0.88%
Standard Chartered PLC (I)	443,529	11,654,893	0.52%
Tesco PLC	1,519,841	9,815,867	0.44%
Vodafone Group PLC	9,780,190	25,992,145	1.17%
OTHER SECURITIES		158,317,732	7.11%

		397,181,647
United States - 0.18%		3,989,682	0.18%

TOTAL COMMON STOCKS (Cost $1,697,110,998)		$2,164,783,373

PREFERRED SECURITIES - 0.52%
Germany - 0.52%		11,676,988	0.52%

TOTAL PREFERRED SECURITIES (Cost $6,264,805)	$11,676,988

INVESTMENT COMPANIES - 1.30%
iShares MSCI EAFE Index Fund	483,260	29,063,256	1.30%

TOTAL INVESTMENT
COMPANIES (Cost $29,398,880)		$29,063,256

The accompanying notes are an integral part of the financial statements.

13

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES (continued)
Warrants 0.00%		$2	0.00%

TOTAL WARRANTS (Cost $0)		$2

Rights 0.00%		63,446	0.00%

TOTAL RIGHTS (Cost $126,137)		$63,446

SECURITIES LENDING COLLATERAL - 2.71%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	6,038,031	60,428,008	2.71%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $60,426,787)		$60,428,008

SHORT-TERM INVESTMENTS - 0.46%
Repurchase Agreement - 0.46%
Repurchase Agreement with State Street Corp. dated 06/30/2011 at 0.010% to be repurchased at $10,187,003 on 07/01/2011,collateralized by $9,985,000 U.S. Treasury Notes, 4.500% due 08/15/2039 (valued at $10,395,230, including interest)	$10,187,000	$10,187,000	0.46%

TOTAL SHORT-TERM
INVESTMENTS (Cost $10,187,000)		$10,187,000

Total Investments (International Index Trust)
(Cost $1,803,514,607) - 102.03%		$2,276,202,073	102.03%
Other Assets And Liabilities, Net - (2.03%)		(45,296,163)	(2.03)%

TOTAL NET ASSETS - 100.00%		$2,230,905,910	100.00%

Mid Cap Index Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 100.26%
Consumer Discretionary - 13.51%
BorgWarner, Inc. (I)(L)	116,398	$9,403,794	0.74%
Dollar Tree, Inc. (I)	129,974	8,658,868	0.68%
Fossil, Inc. (I)	53,131	6,254,581	0.49%
PetSmart, Inc.	120,531	5,468,491	0.43%
Tractor Supply Company	76,792	5,135,849	0.40%
OTHER SECURITIES		137,563,708	10.77%

		172,485,291
Consumer Staples - 4.17%
Church & Dwight Company, Inc. (L)	151,955	6,160,256	0.48%
Energizer Holdings, Inc. (I)	74,069	5,359,633	0.42%
Green Mountain
Coffee Roasters, Inc. (I)(L)	132,735	11,847,926	0.93%
Hansen Natural Corp. (I)	73,286	5,932,502	0.46%
Ralcorp Holdings, Inc. (I)	58,509	5,065,709	0.40%
OTHER SECURITIES		18,808,364	1.48%

		53,174,390
Energy - 7.96%
Arch Coal, Inc. (L)	225,713	6,017,509	0.47%
Cimarex Energy Company	90,924	8,175,886	0.64%
Patterson-UTI Energy, Inc.	164,244	5,191,753	0.41%
Plains Exploration &
Production Company (I)	149,875	5,713,235	0.45%
Pride International, Inc. (I)	188,510	7,672,357	0.60%
Southern Union Company	132,559	$5,322,244	0.42%
OTHER SECURITIES		63,571,690	4.97%

		101,664,674
Financials - 18.98%
Affiliated Managers Group, Inc. (I)	55,329	5,613,127	0.44%
Alexandria Real Estate Equities, Inc.	65,652	5,082,778	0.40%
Federal Realty Investment Trust	66,158	5,635,338	0.44%
Nationwide Health Properties, Inc.	134,667	5,576,560	0.44%
New York
Community Bancorp, Inc. (L)	464,878	6,968,521	0.55%
Rayonier, Inc.	86,241	5,635,849	0.44%
SL Green Realty Corp. (L)	88,108	7,301,510	0.57%
The Macerich Company (L)	139,139	7,443,937	0.58%
OTHER SECURITIES		193,140,642	15.12%

		242,398,262
Health Care - 10.87%
Henry Schein, Inc. (I)	98,059	7,020,044	0.55%
Hologic, Inc. (I)	277,991	5,607,078	0.44%
Mettler-Toledo International, Inc. (I)	34,166	5,762,779	0.45%
Perrigo Company	88,706	7,794,596	0.61%
Universal Health
Services, Inc., Class B	103,822	5,349,948	0.42%
Vertex Pharmaceuticals, Inc. (I)	218,965	11,383,990	0.89%
OTHER SECURITIES		95,828,120	7.51%

		138,746,555
Industrials - 15.51%
AMETEK, Inc.	170,941	7,675,251	0.60%
Bucyrus International, Inc.	86,582	7,936,106	0.62%
Kansas City Southern (I)	116,647	6,920,667	0.54%
KBR, Inc.	161,091	6,071,520	0.48%
OTHER SECURITIES		169,472,097	13.27%

		198,075,641
Information Technology - 15.90%
Alliance Data Systems Corp. (I)(L)	54,234	5,101,792	0.40%
ANSYS, Inc. (I)	97,587	5,335,081	0.42%
Arrow Electronics, Inc. (I)	123,366	5,119,689	0.40%
Atmel Corp. (I)	486,288	6,842,072	0.54%
Avnet, Inc. (I)	162,392	5,177,057	0.41%
Informatica Corp. (I)	112,435	6,569,577	0.51%
Lam Research Corp. (I)	132,327	5,859,440	0.46%
Polycom, Inc. (I)	93,790	6,030,697	0.47%
Riverbed Technology, Inc. (I)	163,154	6,459,267	0.51%
Rovi Corp. (I)	120,044	6,885,724	0.54%
Trimble Navigation, Ltd. (I)	130,347	5,166,955	0.40%
OTHER SECURITIES		138,500,880	10.84%

		203,048,231
Materials - 7.32%
Albemarle Corp.	97,464	6,744,509	0.53%
Ashland, Inc.	84,118	5,435,705	0.43%
Lubrizol Corp.	68,339	9,175,878	0.72%
OTHER SECURITIES		72,153,960	5.64%

		93,510,052
Telecommunication Services - 0.49%		6,300,080	0.49%
Utilities - 5.55%
National Fuel Gas Company	87,896	6,398,829	0.50%
OGE Energy Corp.	104,072	5,236,903	0.41%
OTHER SECURITIES		59,245,687	4.64%

		70,881,419

TOTAL COMMON STOCKS (Cost $1,000,933,260)		$1,280,284,595

The accompanying notes are an integral part of the financial statements.

14

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Warrants 0.00%		$748	0.00%

TOTAL WARRANTS (Cost $0)		$748

SECURITIES LENDING COLLATERAL - 12.42%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	15,850,749	158,632,712	12.42%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $158,625,736)		$158,632,712

SHORT-TERM INVESTMENTS - 0.34%
Repurchase Agreement - 0.34%		$4,305,000	0.34%

TOTAL SHORT-TERM
INVESTMENTS (Cost $4,305,000)		$4,305,000

Total Investments (Mid Cap Index Trust)
(Cost $1,163,863,996) - 113.02%		$1,443,223,055	113.02%
Other Assets And Liabilities, Net - (13.02%)		(166,223,017)	(13.02)%

TOTAL NET ASSETS - 100.00%		$1,277,000,038	100.00%

Small Cap Index Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 98.14%
Consumer Discretionary - 13.02%
CROCS, Inc. (I)(L)	52,388	$1,348,991	0.17%
Dana Holding Corp. (I)	89,445	1,636,844	0.21%
Sotheby’s	41,337	1,798,160	0.23%
Tenneco, Inc. (I)	37,040	1,632,353	0.21%
The Warnaco Group, Inc. (I)	26,766	1,398,524	0.18%
OTHER SECURITIES		93,993,646	12.02%

		101,808,518
Consumer Staples - 3.27%		25,582,184	3.27%
Energy - 6.92%
Berry Petroleum Company, Class A	31,421	1,669,398	0.21%
Complete
Production Services, Inc. (I)(L)	48,226	1,608,819	0.21%
CVR Energy, Inc. (I)	53,881	1,326,550	0.17%
Dril-Quip, Inc. (I)	20,922	1,419,139	0.18%
Energy XXI Bermuda, Ltd. (I)	45,943	1,526,226	0.20%
Key Energy Services, Inc. (I)	75,975	1,367,550	0.17%
Lufkin Industries, Inc.	18,605	1,600,960	0.20%
Rosetta Resources, Inc. (I)	32,386	1,669,174	0.21%
World Fuel Services Corp.	43,317	1,556,380	0.20%
OTHER SECURITIES		40,389,717	5.17%

		54,133,913
Financials - 20.27%
American
Campus Communities, Inc.	41,247	1,465,093	0.19%
BioMed Realty Trust, Inc.	79,551	1,530,561	0.20%
CBL &
Associates Properties, Inc. (L)	90,839	1,646,911	0.21%
Hancock Holding Company (L)	46,434	1,438,525	0.18%
Highwoods Properties, Inc.	43,118	1,428,499	0.18%
Home Properties, Inc.	23,453	1,427,819	0.18%
Kilroy Realty Corp. (L)	35,321	1,394,826	0.18%
LaSalle Hotel Properties	51,931	1,367,863	0.17%
MFA Financial, Inc.	210,334	1,691,085	0.22%
Mid-America
Apartment Communities, Inc.	22,007	1,484,812	0.19%
Signature Bank (I)(L)	25,143	$1,438,180	0.18%
SVB Financial Group (I)(L)	26,086	1,557,595	0.20%
OTHER SECURITIES		140,704,385	17.99%

		158,576,154
Health Care - 12.30%
Healthsouth Corp. (I)(L)	57,706	1,514,783	0.19%
Healthspring, Inc. (I)	41,244	1,901,761	0.24%
Medicis
Pharmaceutical Corp., Class A	37,708	1,439,314	0.18%
Onyx Pharmaceuticals, Inc. (I)	38,776	1,368,793	0.18%
Salix Pharmaceuticals, Ltd. (I)	35,864	1,428,463	0.18%
WellCare Health Plans, Inc. (I)	25,896	1,331,313	0.17%
OTHER SECURITIES		87,239,971	11.16%

		96,224,398
Industrials - 15.16%
Acuity Brands, Inc.	26,164	1,459,428	0.19%
Alaska Air Group, Inc. (I)	21,634	1,481,064	0.19%
CLARCOR, Inc.	30,573	1,445,491	0.18%
Clean Harbors, Inc. (I)	14,235	1,469,764	0.19%
Esterline Technologies Corp. (I)	18,419	1,407,212	0.18%
Genesee &
Wyoming, Inc., Class A (I)	23,881	1,400,382	0.18%
HEICO Corp. (L)	25,305	1,385,196	0.18%
OTHER SECURITIES		108,495,110	13.87%

		118,543,647
Information Technology - 18.14%
ADTRAN, Inc.	39,217	1,518,090	0.19%
Aruba Networks, Inc. (I)(L)	52,236	1,543,574	0.20%
Concur Technologies, Inc. (I)	27,248	1,364,307	0.17%
Jack Henry & Associates, Inc.	52,314	1,569,943	0.20%
Netlogic Microsystems, Inc. (I)(L)	41,675	1,684,504	0.22%
Parametric Technology Corp. (I)	72,228	1,656,188	0.21%
QLIK Technologies, Inc. (I)	42,975	1,463,729	0.19%
SuccessFactors, Inc. (I)(L)	48,362	1,421,843	0.18%
OTHER SECURITIES		129,678,263	16.58%

		141,900,441
Materials - 4.82%
Stillwater Mining Company (I)(L)	63,205	1,391,142	0.18%
OTHER SECURITIES		36,296,128	4.64%

		37,687,270
Telecommunication Services - 1.08%		8,422,660	1.08%
Utilities - 3.16%
Nicor, Inc.	26,777	1,465,773	0.19%
OTHER SECURITIES		23,287,599	2.97%

		24,753,372

TOTAL COMMON STOCKS (Cost $505,153,816)		$767,632,557

PREFERRED SECURITIES - 0.00%
Health Care - 0.00%		1,674	0.00%

TOTAL PREFERRED SECURITIES (Cost $1,250)		$1,674

CORPORATE BONDS - 0.00%
Financials - 0.00%		$10,354	0.00%

TOTAL CORPORATE BONDS (Cost $12,203)		$10,354

Warrants 0.00%		201	0.00%

TOTAL WARRANTS (Cost $0)		$201

The accompanying notes are an integral part of the financial statements.

15

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

SECURITIES LENDING COLLATERAL - 17.66%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	$13,799,132	$138,100,338	17.66%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $138,092,668)		$138,100,338

SHORT-TERM INVESTMENTS - 1.59%
Repurchase Agreement - 1.59%
Repurchase Agreement with State Street Corp. dated 06/30/2011 at 0.010% to be repurchased at $12,426,003 on 07/01/2011,collateralized by $12,175,000 U.S. Treasury Notes, 4.500% due 08/15/2039 valued at $12,675,206, including interest)	$12,426,000	$12,426,000	1.59%

TOTAL SHORT-TERM
INVESTMENTS (Cost $12,426,000)		$12,426,000

Total Investments (Small Cap Index Trust)
(Cost $655,685,937) - 117.39%		$918,171,124	117.39%
Other Assets And Liabilities, Net - (17.39%)		(135,997,232)	(17.39)%

TOTAL NET ASSETS - 100.00%		$782,173,892	100.00%

Total Bond Market Trust A

	Shares or Principal Amount	Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 70.11%
U.S. Treasury Bonds - 5.21%
4.250%, 05/15/2039
to 11/15/2040	$9,000,000	$8,811,252	0.57%
4.375%, 02/15/2038
to 05/15/2040	13,847,000	13,863,383	0.90%
4.500%, 05/15/2038	7,845,000	8,050,931	0.52%
4.750%, 02/15/2041	8,000,000	8,503,752	0.55%
5.250%, 02/15/2029	12,270,000	14,154,598	0.92%
6.250%, 08/15/2023	7,800,000	9,888,934	0.64%
OTHER SECURITIES		16,654,016	1.11%

		79,926,866
U.S. Treasury Notes - 26.43%
0.375%, 08/31/2012	6,100,000	6,107,863	0.40%
0.500%, 11/30/2012	34,000,000	34,079,696	2.22%
0.625%, 07/31/2012
to 04/30/2013	13,000,000	13,048,440	0.85%
0.750%, 08/15/2013	14,500,000	14,575,893	0.95%
0.750%, 09/15/2013 (L)	9,500,000	9,543,045	0.62%
1.125%, 12/15/2012	23,500,000	23,762,542	1.55%
1.375%, 10/15/2012
to 03/15/2013	18,400,000	18,670,530	1.22%
1.750%, 01/31/2014
to 07/31/2015	30,320,000	31,031,504	2.02%
1.875%, 02/28/2014 (L)	13,890,000	14,317,548	0.93%
2.125%, 11/30/2014
to 05/31/2015	14,900,000	15,416,045	1.01%
2.250%, 11/30/2017 (L)	14,000,000	13,948,592	0.91%
2.375%, 09/30/2014
to 02/28/2015	26,900,000	28,122,675	1.83%
2.500%, 04/30/2015	8,800,000	9,225,559	0.60%
2.625%, 12/31/2014
to 02/29/2016	$35,500,000	$37,325,270	2.43%
2.625%, 08/15/2020
to 11/15/2020 (L)	10,800,000	10,396,473	0.68%
2.750%, 10/31/2013	25,730,000	27,010,479	1.76%
2.750%, 02/15/2019 (L)	14,200,000	14,327,573	0.93%
3.000%, 09/30/2016	19,420,000	20,522,998	1.34%
3.625%, 02/15/2020 (L)	22,100,000	23,360,385	1.52%
3.750%, 11/15/2018	7,236,000	7,834,663	0.51%
4.250%, 11/15/2017	9,300,000	10,416,725	0.68%
OTHER SECURITIES		22,250,809	1.47%

		405,295,307
Federal Farm Credit Bank - 0.25%		3,866,210	0.25%
Federal Home Loan Bank - 1.45%
3.875%, 06/14/2013	6,400,000	6,816,538	0.44%
5.000%, 11/17/2017	9,090,000	10,435,984	0.68%
OTHER SECURITIES		4,905,395	0.33%

		22,157,917
Federal Home Loan Mortgage Corp. - 10.51%
4.000%, 02/01/2024
to 12/01/2040	23,749,359	24,042,569	1.57%
4.125%, 09/27/2013	5,500,000	5,927,598	0.39%
4.500%, 07/01/2018
to 07/01/2040	34,343,827	35,682,999	2.33%
5.000%, 11/01/2022
to 10/01/2040	28,769,255	30,631,921	2.00%
5.500%, 08/23/2017
to 01/01/2039	27,356,823	29,814,484	1.94%
6.000%, 06/01/2035
to 10/01/2038	14,977,402	16,477,487	1.07%
OTHER SECURITIES		18,638,772	1.21%

		161,215,830
Federal National Mortgage Association - 19.70%
0.375%, 12/28/2012	13,300,000	13,301,077	0.87%
3.500%, 12/01/2025
to 12/01/2040	12,764,669	12,704,159	0.83%
3.875%, 07/12/2013	6,000,000	6,410,388	0.42%
4.000%, 03/01/2024
to 02/01/2041	47,435,055	48,224,605	3.14%
4.500%, 06/01/2018
to 03/01/2041	53,678,624	55,793,100	3.64%
5.000%, 06/01/2018
to 08/01/2040	40,486,584	43,138,394	2.81%
5.500%, 08/01/2017
to 11/01/2038	36,057,448	39,131,918	2.55%
6.000%, TBA (C)	5,000,000	5,492,751	0.36%
6.000%, 08/01/2023
to 10/01/2038	25,430,929	27,978,709	1.82%
6.500%, 07/01/2036
to 10/01/2038	9,116,965	10,314,099	0.67%
OTHER SECURITIES		39,703,024	2.59%

		302,192,224
Government National Mortgage Association - 6.33%
4.000%, 07/15/2039
to 12/20/2040	12,795,607	13,025,686	0.85%
4.500%, 06/15/2023
to 10/20/2040	36,182,598	38,205,590	2.49%
5.000%, 10/15/2023
to 07/20/2040	24,647,054	26,778,446	1.75%
5.500%, 08/15/2023
to 09/20/2039	9,630,048	10,599,099	0.69%

The accompanying notes are an integral part of the financial statements.

16

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)

	Shares or Principal Amount	Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Government National Mortgage
Association (continued)
6.000%, 07/20/2037
to 10/15/2038	$5,966,080	$6,625,326	0.43%
OTHER SECURITIES		1,905,748	0.12%

		97,139,895
The Financing Corp. - 0.05%		727,737	0.05%
Tennessee Valley Authority - 0.18%		2,828,673	0.18%

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,048,242,691)		$1,075,350,659

FOREIGN GOVERNMENT
OBLIGATIONS - 1.42%
Austria - 0.04%		596,694	0.04%
Brazil - 0.28%		4,264,415	0.28%
Canada - 0.34%		5,156,168	0.34%
Chile - 0.03%		452,700	0.03%
Croatia - 0.01%		208,000	0.01%
Israel - 0.06%		908,616	0.06%
Italy - 0.12%		1,901,270	0.12%
Japan - 0.03%		448,615	0.03%
Lithuania - 0.02%		309,300	0.02%
Mexico - 0.22%		3,379,993	0.22%
Norway - 0.03%		507,318	0.03%
Panama - 0.04%		601,800	0.04%
Peru - 0.07%		1,094,730	0.07%
South Africa - 0.05%		699,200	0.05%
Sweden - 0.08%		1,281,330	0.08%

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $20,355,914)		$21,810,149

CORPORATE BONDS - 22.75%
Consumer Discretionary - 1.27%		19,424,992	1.27%
Consumer Staples - 1.70%		26,018,992	1.70%
Energy - 2.64%		40,488,453	2.64%
Financials - 9.65%		147,986,445	9.65%
Health Care - 1.14%		17,473,541	1.14%
Industrials - 1.54%		23,691,887	1.54%
Information Technology - 0.81%		12,363,940	0.81%
Materials - 0.98%		15,062,346	0.98%
Telecommunication Services - 1.35%		20,710,109	1.35%
Utilities - 1.67%		25,676,203	1.67%

TOTAL CORPORATE BONDS (Cost $320,055,529)		$348,896,908

MUNICIPAL BONDS - 0.54%
California - 0.11%		1,680,442	0.11%
District of Columbia - 0.02%		240,406	0.02%
Georgia - 0.03%		440,955	0.03%
Illinois - 0.08%		1,245,935	0.08%
Maryland - 0.03%		455,422	0.03%
New Jersey - 0.06%		921,993	0.06%
New York - 0.06%		$935,254	0.06%
North Carolina - 0.03%		417,944	0.03%
Texas - 0.06%		862,875	0.06%
Utah - 0.05%		763,544	0.05%
Washington - 0.01%		227,410	0.01%

TOTAL MUNICIPAL BONDS (Cost $7,891,647)		$8,192,180

CAPITAL PREFERRED SECURITIES - 0.15%
Financials - 0.05%		744,000	0.05%
Industrials - 0.10%		1,558,000	0.10%

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $2,250,484)		$2,302,000

Collateralized Mortgage
Obligations 3.31%		50,727,517	3.31%

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $43,228,954)		$50,727,517

Asset Backed Securities 0.12%		1,812,020	0.12%

TOTAL ASSET BACKED
SECURITIES (Cost $1,856,366)		$1,812,020

SECURITIES LENDING COLLATERAL - 2.55%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	3,913,062	39,161,537	2.55%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $39,159,816)		$39,161,537

SHORT-TERM INVESTMENTS - 1.57%
Money Market Funds - 1.57%
State Street Institutional
U.S. Government Money Market
Fund, 0.000% (Y)	24,109,018	24,109,018	1.57%

TOTAL SHORT-TERM
INVESTMENTS (Cost $24,109,018)		$24,109,018

Total Investments (Total Bond Market Trust A)
(Cost $1,507,150,419) - 102.52%		$1,572,361,988	102.52%
Other Assets And Liabilities, Net - (2.52%)		(38,623,644)	(2.52)%

TOTAL NET ASSETS - 100.00%		$1,533,738,344	100.00%

Total Bond Market Trust B

	Shares or Principal Amount	Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 65.14%
U.S. Treasury Bonds - 12.49%
3.875%, 08/15/2040	$1,100,000	$1,007,188	0.63%
4.250%, 05/15/2039
to 11/15/2040	1,060,000	1,037,216	0.65%
4.625%, 02/15/2040	1,400,000	1,460,157	0.91%
7.500%, 11/15/2016	1,270,000	1,637,506	1.02%
7.875%, 02/15/2021	1,100,000	1,541,718	0.96%
8.750%, 08/15/2020	1,400,000	2,050,125	1.28%
9.250%, 02/15/2016	3,550,000	4,770,313	2.97%
11.250%, 02/15/2015	2,010,000	2,731,401	1.70%
3.000%, 02/28/2017 (L)	3,300,000	3,469,897	2.16%

The accompanying notes are an integral part of the financial statements.

17

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount		Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
OTHER SECURITIES	$		$357,219	0.21%

			20,062,740
U.S. Treasury Notes - 13.54%
0.375%, 06/30/2013		800,000	798,500	0.50%
1.125%, 12/15/2012		1,350,000	1,365,082	0.85%
1.375%, 02/15/2013		700,000	711,074	0.44%
1.750%, 01/31/2014		1,760,000	1,808,263	1.13%
1.875%, 02/28/2014
to 04/30/2014		1,370,000	1,412,429	0.88%
2.000%, 11/30/2013		3,000,000	3,099,141	1.93%
2.125%, 11/30/2014
to 05/31/2015		2,500,000	2,589,024	1.61%
2.625%, 11/15/2020		2,500,000	2,405,470	1.50%
3.125%, 10/31/2016		1,500,000	1,593,282	0.99%
3.250%, 06/30/2016		3,650,000	3,913,486	2.44%
3.500%, 05/15/2020		1,100,000	1,147,443	0.71%
OTHER SECURITIES			912,359	0.56%

			21,755,553
Federal Farm Credit Bank - 0.41%			662,241	0.41%
Federal Home Loan Bank - 1.00%
3.875%, 06/14/2013		1,320,000	1,405,911	0.88%
OTHER SECURITIES			208,629	0.12%

			1,614,540
Federal Home Loan Mortgage Corp. - 7.29%
3.500%, 12/01/2025		1,006,191	1,025,278	0.64%
4.000%, 02/01/2024
to 09/01/2040		2,579,923	2,603,664	1.62%
5.000%, 06/01/2023
to 10/01/2040		1,810,022	1,928,672	1.20%
5.500%, 08/23/2017
to 01/01/2038		1,667,050	1,851,125	1.15%
5.750%, 01/15/2012		1,200,000	1,236,026	0.77%
5.806%, 08/01/2037 (P)		573,060	610,177	0.38%
6.250%, 07/15/2032		450,000	554,938	0.35%
6.500%, 07/01/2016
to 09/01/2038		544,416	610,340	0.38%
OTHER SECURITIES			1,287,069	0.80%

			11,707,289
Federal National Mortgage Association - 23.09%
2.108%, 01/01/2035 (P)		1,445,852	1,499,490	0.93%
4.000%, 08/01/2020
to 02/01/2041		2,899,008	2,926,138	1.82%
4.500%, 12/01/2020
to 02/01/2041		6,942,394	7,258,784	4.52%
5.000%, 07/01/2020
to 04/01/2039		6,118,214	6,544,778	4.07%
5.500%, 08/01/2021
to 09/01/2036		7,143,387	7,761,090	4.83%
5.607%, 04/01/2037 (P)		1,834,290	1,955,811	1.22%
6.000%, 10/01/2013
to 08/01/2038		3,672,458	4,060,209	2.53%
6.125%, 03/15/2012		1,300,000	1,353,087	0.84%
6.500%, 02/01/2015
to 02/01/2036		1,153,581	1,302,930	0.81%
7.250%, 05/15/2030		450,000	605,704	0.38%
OTHER SECURITIES			1,825,440	1.14%

			37,093,461
Government National Mortgage Association - 6.92%
4.000%, 10/15/2040		1,598,455	1,630,000	1.01%
4.500%, 05/15/2019
to 10/20/2040		$3,011,143	$3,186,400	1.98%
5.000%, 05/15/2018
to 07/20/2040		1,462,371	1,590,014	0.99%
5.500%, 11/15/2032
to 01/15/2039		2,096,906	2,313,417	1.44%
6.000%, 04/15/2017
to 10/15/2038		1,549,011	1,723,164	1.07%
OTHER SECURITIES			680,167	0.43%

			11,123,162
Tennessee Valley Authority - 0.27%			430,628	0.27%
The Financing Corp. - 0.13%			207,925	0.13%

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $98,705,316)			$104,657,539

FOREIGN GOVERNMENT
OBLIGATIONS - 2.53%
Brazil - 0.41%			662,373	0.41%
Canada - 0.94%			1,506,169	0.94%
Chile - 0.04%			60,360	0.04%
Israel - 0.11%			182,711	0.11%
Italy - 0.21%			339,508	0.21%
Japan - 0.14%			224,308	0.14%
Mexico - 0.29%			476,213	0.29%
Norway - 0.06%			92,240	0.06%
Panama - 0.04%			70,800	0.04%
Peru - 0.09%			144,360	0.09%
South Africa - 0.07%			109,250	0.07%
Sweden - 0.13%			203,404	0.13%

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $3,726,543)			$4,071,696

CORPORATE BONDS - 25.71%
Consumer Discretionary - 1.62%			2,593,419	1.62%
Consumer Staples - 2.19%			3,518,473	2.19%
Energy - 2.79%			4,477,366	2.79%
Financials - 10.26%			16,486,004	10.26%
Health Care - 1.61%			2,589,289	1.61%
Industrials - 1.72%			2,768,224	1.72%
Information Technology - 0.74%			1,194,603	0.74%
Materials - 0.88%			1,415,704	0.88%
Telecommunication Services - 1.74%			2,792,497	1.74%
Utilities - 2.16%			3,464,734	2.16%

TOTAL CORPORATE BONDS (Cost $37,958,457)			$41,300,313

MUNICIPAL BONDS - 0.63%
California - 0.10%			160,484	0.10%
District of Columbia - 0.02%			40,068	0.02%
Illinois - 0.10%			162,186	0.10%
Maryland - 0.04%			63,547	0.04%
New Jersey - 0.07%			105,037	0.07%
New York - 0.08%			133,559	0.08%

The accompanying notes are an integral part of the financial statements.

18

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or Principal Amount	Value	% of Net Assets

MUNICIPAL BONDS (continued)
North Carolina - 0.04%		$62,692	0.04%
Texas - 0.08%		124,899	0.08%
Utah - 0.07%		118,056	0.07%
Washington - 0.03%		41,347	0.03%

TOTAL MUNICIPAL BONDS (Cost $980,886)		$1,011,875

CAPITAL PREFERRED SECURITIES - 0.12%
Industrials - 0.12%		194,750	0.12%

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $190,000)		$194,750

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.70%
Bear Stearns Commercial Mortgage
Securities, Series 2005-T20,
Class A3
5.296% 10/12/2042 (P)	530,000	546,031	0.34%
JPMorgan Chase Commercial
Mortgage Securities Corp.,
Series 2005-LDP5, Class A4
5.371% 12/15/2044 (P)	835,000	910,642	0.57%
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class AM
5.863% 05/12/2039 (P)	800,000	828,382	0.52%
Morgan Stanley Capital I,
Series 2007-T27, Class A4
5.789% 06/11/2042 (P)	630,000	697,004	0.43%
Wachovia Bank Commercial
Mortgage Trust, Series 2004-C11,
Class A5
5.215% 01/15/2041 (P)	500,000	537,087	0.33%
OTHER SECURITIES		4,027,193	2.51%

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $6,955,516)		$7,546,339

Asset Backed Securities 0.25%		398,102	0.25%

TOTAL ASSET BACKED
SECURITIES (Cost $394,729)		$398,102

SECURITIES LENDING COLLATERAL - 0.73%
John Hancock
Collateral
Investment Trust 0.2447% (W)(Y)	117,944	1,180,369	0.73%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $1,180,391)		$1,180,369

SHORT-TERM INVESTMENTS - 0.50%
Money Market Funds - 0.50%
State Street Institutional
U.S. Government Money Market
Fund, 0.000% (Y)	802,056	802,056	0.50%

TOTAL SHORT-TERM
INVESTMENTS (Cost $802,056)		$802,056

Total Investments (Total Bond Market Trust B)
(Cost $150,893,894) - 100.31%		$161,163,039	100.31%
Other Assets And Liabilities, Net - (0.31%)		(504,447)	(0.31)%

TOTAL NET ASSETS - 100.00%		$160,658,592	100.00%

Total Stock Market Index Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 99.19%
Consumer Discretionary - 12.03%
Amazon.com, Inc. (I)	11,132	$2,276,383	0.57%
Comcast Corp., Class A	67,628	1,713,694	0.43%
Home Depot, Inc.	40,690	1,473,792	0.37%
McDonald’s Corp.	25,441	2,145,185	0.53%
The Walt Disney Company	46,594	1,819,030	0.45%
OTHER SECURITIES		38,987,123	9.68%

		48,415,207
Consumer Staples - 9.43%
Altria Group, Inc.	49,939	1,318,889	0.33%
Kraft Foods, Inc., Class A	42,133	1,484,346	0.37%
PepsiCo, Inc.	39,047	2,750,080	0.68%
Philip Morris International, Inc.	44,194	2,950,833	0.73%
The Coca-Cola Company	56,428	3,797,040	0.94%
The Procter & Gamble Company	68,566	4,358,741	1.08%
Wal-Mart Stores, Inc.	88,954	4,727,016	1.17%
OTHER SECURITIES		16,536,543	4.13%

		37,923,488
Energy - 12.16%
Chevron Corp.	49,422	5,082,558	1.26%
ConocoPhillips	35,432	2,664,132	0.66%
Exxon Mobil Corp.	121,814	9,913,223	2.46%
Occidental Petroleum Corp.	20,105	2,091,724	0.52%
Schlumberger, Ltd.	33,499	2,894,314	0.72%
OTHER SECURITIES		26,283,393	6.54%

		48,929,344
Financials - 15.92%
American Express Company	29,873	1,544,434	0.38%
Bank of America Corp.	248,890	2,727,834	0.68%
Berkshire
Hathaway, Inc., Class B (I)	60,599	4,689,757	1.17%
Citigroup, Inc.	71,486	2,976,677	0.74%
JPMorgan Chase & Company	98,222	4,021,209	1.00%
State Street Corp.	12,491	563,219	0.14%
The Goldman Sachs Group, Inc.	12,846	1,709,674	0.42%
Wells Fargo & Company	130,056	3,649,371	0.91%
OTHER SECURITIES		42,179,434	10.48%

		64,061,609
Health Care - 10.77%
Abbott Laboratories	38,109	2,005,296	0.50%
Amgen, Inc. (I)	22,978	1,340,766	0.33%
Johnson & Johnson	66,186	4,402,693	1.09%
Merck & Company, Inc.	76,022	2,682,816	0.67%
Pfizer, Inc.	196,538	4,048,683	1.01%
UnitedHealth Group, Inc.	26,735	1,378,991	0.34%
OTHER SECURITIES		27,471,169	6.83%

		43,330,414
Industrials - 11.02%
3M Company	17,381	1,648,588	0.41%
Caterpillar, Inc.	15,678	1,669,080	0.41%
General Electric Company	260,264	4,908,579	1.22%
The Boeing Company	18,135	1,340,721	0.33%
United Parcel Service, Inc., Class B	24,368	1,777,158	0.44%
United Technologies Corp.	22,440	1,986,164	0.49%
OTHER SECURITIES		30,992,843	7.72%

		44,323,133
Information Technology - 17.60%
Apple, Inc. (I)	22,613	7,590,506	1.89%
Cisco Systems, Inc.	135,669	2,117,793	0.53%
EMC Corp. (I)	50,800	1,399,540	0.35%
Google, Inc., Class A (I)	7,896	3,998,376	0.99%
Hewlett-Packard Company	53,213	1,936,953	0.48%

The accompanying notes are an integral part of the financial statements.

19

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Information Technology (continued)
Intel Corp.	134,741	$2,985,861	0.74%
International
Business Machines Corp.	29,848	5,120,424	1.27%
Microsoft Corp.	205,839	5,351,814	1.33%
Oracle Corp.	123,454	4,062,871	1.01%
Qualcomm, Inc.	40,065	2,275,291	0.57%
Visa, Inc., Class A	20,596	1,735,419	0.43%
OTHER SECURITIES		32,244,412	8.01%

		70,819,260
Materials - 4.40%		17,678,142	4.40%
Telecommunication Services - 2.62%
AT&T, Inc.	144,918	4,551,874	1.13%
Verizon Communications, Inc.	68,668	2,556,510	0.64%
OTHER SECURITIES		3,443,232	0.85%

		10,551,616
Utilities - 3.24%		13,049,136	3.24%

TOTAL COMMON STOCKS (Cost $326,059,749)		$399,081,349

CORPORATE BONDS - 0.00%
Financials - 0.00%		$1,670	0.00%

TOTAL CORPORATE BONDS (Cost $1,968)		$1,670

Rights 0.00%		19,679	0.00%

TOTAL RIGHTS (Cost $25,528)		$19,679

Warrants 0.00%		40	0.00%

TOTAL WARRANTS (Cost $0)		$40

SECURITIES LENDING COLLATERAL - 8.39%
Securities Lending Collateral - 8.39%
John Hancock Collateral
Investment Trust,
0.2447% (W)(Y)	$3,373,023	33,756,877	8.39%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $33,756,366)		$33,756,877

SHORT-TERM INVESTMENTS - 0.49%
Repurchase Agreement - 0.49%
Repurchase Agreement with State Street Corp. dated 06/30/2011 at 0.010% to be repurchased at $1,955,001 on 07/01/2011,collateralized by $1,920,000 U.S. Treasury Bonds, 4.500% due 08/15/2039 (valued at $1,998,883 including interest)	$1,955,000	$1,955,000	0.49%

TOTAL SHORT-TERM
INVESTMENTS (Cost $1,955,000)		$1,955,000

Total Investments (Total Stock Market Index Trust)
(Cost $361,798,611) - 108.07%		$434,814,615	108.07%
Other Assets And Liabilities, Net - (8.07%)		(32,461,190)	(8.07)%

TOTAL NET ASSETS - 100.00%		$402,353,425	100.00%

Footnotes
Percentages are stated as a percent of net assets.

Key to Security Abbreviations and Legend
ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts
TBA	- To Be Announced
(A)	The subadviser is an affiliate of the adviser.
(G)	The Fund’s sub-adviser is shown parenthetically.
(I)	Non-income producing security.
(L)	All or a portion of the security is on loan as of June 30, 2011.
(P)	Variable rate obligation. Securities reset coupon rates periodically.
The coupon rate shown represents the rate at period end.
(S)	The securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the Fund, the adviser and/or subadviser.
Also, it represents the investment of securities lending collateral received.
(Y)	The rate shown is the annualized seven-day yield as of June 30, 2011.
(2)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

The accompanying notes are an integral part of the financial statements.

20

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2011 (showing percentage of total net assets)

Certain Portfolios had the following sector distribution as a percentage of total net assets on 6-30-11:

International Equity Index Trust A
Financials	23.44%
Materials	12.28%
Energy	11.11%
Industrials	10.25%
Consumer Discretionary	8.71%
Consumer Staples	8.40%
Information Technology	6.12%
Health Care	5.89%
Telecommunication Services	5.60%
Utilities	3.86%
Short-Term Investments & Other	4.34%

International Equity Index Trust B
Financials	23.74%
Materials	12.32%
Energy	11.48%
Industrials	10.65%
Consumer Discretionary	8.82%
Consumer Staples	8.53%
Information Technology	6.23%
Health Care	6.03%
Telecommunication Services	5.65%
Utilities	3.86%
Short-Term Investments & Other	2.69%

International Index Trust
Financials	22.98%
Industrials	12.39%
Materials	11.03%
Consumer Discretionary	10.34%
Consumer Staples	9.90%
Health Care	8.50%
Energy	7.88%
Telecommunication Services	5.33%
Information Technology	4.68%
Utilities	4.54%
Investment Companies	1.30%
Short-Term Investments & Other	1.13%

The accompanying notes are an integral part of the financial statements.

21

John Hancock Variable Insurance Trust
Statements of Assets and Liabilities — June 30, 2011 (Unaudited)

Assets	500 Index Trust	500 Index Trust B	Core Balanced Trust	Core Balanced Strategy Trust
Investments in unaffiliated issuers, at value	$6,231,008,655	$844,439,764	—	—
Investments in affiliated issuers, at value (Note 2)	200,212,457	33,220,229	—	—
Investments in affiliated funds, at value (Note 9)	—	—	$208,076,423	$3,905,683
Securities loaned, at value (Note 2)	195,538,566	32,220,938	—	—
Repurchase agreements, at value (Note 2)	90,535,000	24,959,000	—	—
Total investments, at value	6,717,294,678	934,839,931	208,076,423	3,905,683
Cash	920	565	—	2,234
Cash held at broker for futures contracts	6,670,000	2,655,000	—	—
Receivable for investments sold	754,756	102,405	176,719	266
Receivable for fund shares sold	1,120,684	—	—	—
Dividends and interest receivable	8,205,201	1,120,395	—	—
Receivable for securities lending income	83,773	12,032	—	—
Receivable for futures variation margin	893,924	246,400	—	—
Receivable due from adviser	—	5,702	—	151
Other assets	335	51	106	17
Total assets	6,735,024,271	938,982,481	208,253,248	3,908,351

Liabilities
Payable for fund shares repurchased	2,433,314	408,393	175,021	261
Payable upon return of securities loaned (Note 2)	200,239,362	33,229,178	—	—
Payable to affiliates (Note 5)
Accounting and legal services fees	160,728	22,414	5,001	96
Trustees’ fees	1,670	189	—	—
Investment management fees	—	—	131	—
Other liabilities and accrued expenses	147,363	43,120	27,907	25,249
Total liabilities	202,982,437	33,703,294	208,060	25,606

Net assets
Capital paid-in	$4,880,820,857	$854,494,633	$185,518,959	$3,474,217
Undistributed net investment income (loss)	69,015,368	10,667,762	(318,972)	(1,087)
Accumulated undistributed net realized gain (loss) on investments	2,100,489	(59,171,616)	1,338,450	53,130
Net unrealized appreciation (depreciation) on investments	1,580,105,120	99,288,408	21,506,751	356,485
Net assets	$6,532,041,834	$905,279,187	$208,045,188	$3,882,745
Investments in unaffiliated issuers, including repurchase agreements, at cost	$4,939,706,274	$803,122,909	—	—
Investments in affiliated issuers, at cost	$200,208,211	$33,220,148	$186,569,672	$3,549,198

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$1,120,217,671	—	$25,888,657	—
Shares outstanding	96,224,829	—	1,505,196	—
Net asset value, offering price and redemption price per share	$11.64	—	$17.20	—
Series II
Net assets	$55,826,161	—	$181,773,281	—
Shares outstanding	4,815,488	—	10,571,162	—
Net asset value, offering price and redemption price per share	$11.59	—	$17.20	—
Series NAV
Net assets	$5,355,998,002	$905,279,187	$383,250	$3,882,745
Shares outstanding	466,776,207	54,398,659	22,278	254,205
Net asset value, offering price and redemption price per share	$11.47	$16.64	$17.20	$15.27

22

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Assets and Liabilities — June 30, 2011 (Unaudited)

Assets	Core Strategy Trust	International Equity Index Trust A	International Equity Index Trust B	International Index Trust
Investments in unaffiliated issuers, at value	—	$329,577,747	$316,834,681	$2,148,208,769
Investments in affiliated issuers, at value (Note 2)	—	12,308,497	15,147,089	60,428,008
Investments in affiliated funds, at value (Note 9)	$741,352,664	—	—	—
Securities loaned, at value (Note 2)	—	11,705,002	14,471,843	57,378,296
Repurchase agreements, at value (Note 2)	—	—	—	10,187,000
Total investments, at value	741,352,664	353,591,246	346,453,613	2,276,202,073
Cash	—	—	—	133
Foreign currency, at value	—	8,889,308	5,064,112	3,089,341
Cash held at broker for futures contracts	—	88,299	80,828	3,400,000
Receivable for investments sold	136,602	6,083	6,159	53,804
Receivable for forward foreign currency exchange contracts (Note 3)	—	195,614	170,041	—
Receivable for fund shares sold	4,006	111,038	—	—
Dividends and interest receivable	—	1,075,351	1,123,423	8,476,026
Receivable for securities lending income	—	21,061	26,664	177,683
Receivable for futures variation margin	—	406,022	240,467	412,920
Receivable due from adviser	—	—	2,064	—
Other assets	75	13	31	124
Total assets	741,493,347	364,384,035	353,167,402	2,291,812,104

Liabilities
Payable for investments purchased	—	8,320	12,093	735
Payable for forward foreign currency exchange contracts (Note 3)	—	21,396	14,508	—
Payable for fund shares repurchased	134,762	428,328	102,123	347,364
Payable upon return of securities loaned (Note 2)	—	12,254,940	15,138,425	60,457,704
Payable to affiliates (Note 5)
Accounting and legal services fees	18,432	8,704	8,791	54,762
Trustees’ fees	76	566	150	691
Other liabilities and accrued expenses	31,765	27,840	29,262	44,938
Total liabilities	185,035	12,750,094	15,305,352	60,906,194

Net assets
Capital paid-in	$668,425,982	$253,851,506	$272,318,890	$1,671,047,425
Undistributed net investment income (loss)	(1,013,674)	5,971,684	6,620,321	45,546,635
Accumulated undistributed net realized gain (loss) on investments	(41,651,251)	10,903,249	(7,099,577)	40,753,843
Net unrealized appreciation (depreciation) on investments	115,547,255	80,907,502	66,022,416	473,558,007
Net assets	$741,308,312	$351,633,941	$337,862,050	$2,230,905,910
Investments in unaffiliated issuers, including repurchase agreements, at cost	—	$261,250,777	$265,748,854	$1,743,087,820
Investments in affiliated issuers, at cost	$625,805,409	$12,308,504	$15,147,001	$60,426,787
Foreign currency, at cost	—	$8,605,412	$5,002,085	$3,070,250

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$55,186	$298,854,176	—	—
Shares outstanding	4,156	25,944,891	—	—
Net asset value, offering price and redemption price per share	$13.28	$11.52	—	—
Series II
Net assets	$714,673,677	$39,481,777	—	—
Shares outstanding	53,686,841	3,428,630	—	—
Net asset value, offering price and redemption price per share	$13.31	$11.52	—	—
Series NAV
Net assets	$26,579,449	$13,297,988	$337,862,050	$2,230,905,910
Shares outstanding	2,000,137	1,156,474	20,389,905	121,710,473
Net asset value, offering price and redemption price per share	$13.29	$11.50	$16.57	$18.33

23

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Assets and Liabilities — June 30, 2011 (Unaudited)

Assets	Mid Cap Index Trust	Small Cap Index Trust
Investments in unaffiliated issuers, at value	$1,125,478,409	$633,640,904
Investments in affiliated issuers, at value (Note 2)	158,632,712	138,100,338
Securities loaned, at value (Note 2)	154,806,934	134,003,882
Repurchase agreements, at value (Note 2)	4,305,000	12,426,000
Total investments, at value	1,443,223,055	918,171,124
Cash	233	152
Cash held at broker for futures contracts	2,086,000	2,100,000
Receivable for investments sold	871,829	2,677,821
Receivable for fund shares sold	21,826	10,262
Dividends and interest receivable	943,009	895,357
Receivable for securities lending income	36,634	87,864
Receivable for futures variation margin	54,352	143,000
Other assets	154	49
Total assets	1,447,237,092	924,085,629

Liabilities
Payable for investments purchased	7,855,486	—
Payable for fund shares repurchased	3,712,372	3,785,879
Payable upon return of securities loaned (Note 2)	158,593,626	138,071,616
Payable to affiliates (Note 5)
Accounting and legal services fees	31,801	19,423
Trustees’ fees	87	208
Other liabilities and accrued expenses	43,682	34,611
Total liabilities	170,237,054	141,911,737

Net assets
Capital paid-in	$937,144,405	$480,429,445
Undistributed net investment income (loss)	6,399,887	7,358,307
Accumulated undistributed net realized gain (loss) on investments	54,010,560	31,178,906
Net unrealized appreciation (depreciation) on investments	279,445,186	263,207,234
Net assets	$1,277,000,038	$782,173,892
Investments in unaffiliated issuers, including repurchase agreements, at cost	$1,005,238,260	$517,593,269
Investments in affiliated issuers, at cost	$158,625,736	$138,092,668

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$491,643,016	$225,056,331
Shares outstanding	25,596,545	15,154,622
Net asset value, offering price and redemption price per share	$19.21	$14.85
Series II
Net assets	$93,783,546	$71,008,111
Shares outstanding	4,898,499	4,798,456
Net asset value, offering price and redemption price per share	$19.15	$14.80
Series NAV
Net assets	$691,573,476	$486,109,450
Shares outstanding	36,001,736	32,712,327
Net asset value, offering price and redemption price per share	$19.21	$14.86

24

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Assets and Liabilities — June 30, 2011 (Unaudited)

Assets	Total Bond Market Trust A	Total Bond Market Trust B	Total Stock Market Index Trust
Investments in unaffiliated issuers, at value	$1,494,819,093	$158,825,620	$366,141,732
Investments in affiliated issuers, at value (Note 2)	39,161,537	1,180,369	33,756,877
Securities loaned, at value (Note 2)	38,381,358	1,157,050	32,961,006
Repurchase agreements, at value (Note 2)	—	—	1,955,000
Total investments, at value	1,572,361,988	161,163,039	434,814,615
Cash	—	—	349
Cash held at broker for futures contracts	—	—	1,050,000
Receivable for investments sold	230,340	41,880	315,809
Receivable for fund shares sold	11,570,293	19,491	—
Dividends and interest receivable	10,809,025	1,438,537	456,881
Receivable for securities lending income	6,200	144	16,602
Receivable for futures variation margin	—	—	27,920
Receivable due from adviser	—	1,180	—
Other assets	97	22	36
Total assets	1,594,977,943	162,664,293	436,682,212

Liabilities
Payable for investments purchased	—	798,602	—
Payable for delayed delivery securities purchased	21,253,744	—	—
Payable for fund shares repurchased	754,932	—	533,700
Payable upon return of securities loaned (Note 2)	39,157,705	1,180,392	33,758,116
Payable to affiliates (Note 5)
Accounting and legal services fees	38,520	4,013	9,981
Trustees’ fees	319	113	61
Other liabilities and accrued expenses	34,379	22,581	26,929
Total liabilities	61,239,599	2,005,701	34,328,787

Net assets
Capital paid-in	$1,440,540,452	$149,735,568	$337,374,411
Undistributed net investment income (loss)	31,239,357	4,365,671	3,975,813
Accumulated undistributed net realized gain (loss) on investments	(3,253,034)	(3,711,792)	(12,118,304)
Net unrealized appreciation (depreciation) on investments	65,211,569	10,269,145	73,121,505
Net assets	$1,533,738,344	$160,658,592	$402,353,425
Investments in unaffiliated issuers, including repurchase agreements, at cost	$1,467,990,603	$149,713,503	$328,042,245
Investments in affiliated issuers, at cost	$39,159,816	$1,180,391	$33,756,366

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$74,183,003	—	$282,872,052
Shares outstanding	5,258,344	—	22,853,384
Net asset value, offering price and redemption price per share	$14.11	—	$12.38
Series II
Net assets	$51,280,891	—	$45,838,820
Shares outstanding	3,628,561	—	3,715,381
Net asset value, offering price and redemption price per share	$14.13	—	$12.34
Series NAV
Net assets	$1,408,274,450	$160,658,592	$73,642,553
Shares outstanding	99,636,790	15,413,315	5,950,529
Net asset value, offering price and redemption price per share	$14.13	$10.42	$12.38

25

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Operations — June 30, 2011 (Unaudited)

Investment income	500 Index Trust	500 Index Trust B	Core Balanced Trust	Core Balanced Strategy Trust
Dividends	$63,677,487	$8,761,084	—	—
Interest	64,378	42,389	—	—
Securities lending	521,965	79,619	—	—
Total investment income	64,263,830	8,883,092	—	—

Expenses
Investment management fees (Note 5)	14,853,555	2,109,511	$46,242	$954
Series I distribution and service fees (Note 5)	280,002	—	5,707	—
Series II distribution and service fees (Note 5)	71,270	—	202,284	—
Accounting and legal services fees (Note 5)	438,366	60,908	12,602	257
Professional fees	51,172	17,768	17,993	16,045
Printing and postage	45,250	664	999	23
Custodian fees	6,003	6,003	6,003	6,003
Trustees’ fees (Note 5)	55,779	7,802	1,509	33
Registration and filing fees	10,642	2,241	2,869	2,305
Other	42,412	7,742	2,774	420
Total expenses before reductions and amounts recaptured	15,854,451	2,212,639	298,982	26,040
Net expense reductions and amounts recaptured (Note 5)	(88,131)	(1,079,641)	19,990	(24,953)
Total expenses	15,766,320	1,132,998	318,972	1,087
Net investment income (loss)	48,497,510	7,750,094	(318,972)	(1,087)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	28,754,036	4,186,052	—	—
Investments in affiliated issuers	(29,892)	(934)	158,650	6,407
Futures contracts	3,693,207	1,726,309	—	—
	32,417,351	5,911,427	158,650	6,407

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	282,108,671	38,727,808	—	—
Investments in affiliated issuers	51,439	4,336	8,132,446	150,717
Futures contracts	1,224,303	132,720	—	—
	283,384,413	38,864,864	8,132,446	150,717
Net realized and unrealized gain	315,801,764	44,776,291	8,291,096	157,124

Increase in net assets from operations	$364,299,274	$52,526,385	$7,972,124	$156,037

26

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Operations — June 30, 2011 (Unaudited)

Investment income	Core Strategy Trust	International Equity Index Trust A	International Equity Index Trust B	International Index Trust
Dividends	—	$6,969,995	$7,257,340	$51,015,945
Interest	—	6,814	5,650	5,770
Securities lending	—	184,467	241,161	2,096,822
Less foreign taxes withheld	—	(635,917)	(659,140)	(4,494,815)
Total investment income	—	6,525,359	6,845,011	48,623,722

Expenses
Investment management fees (Note 5)	$170,676	934,264	962,210	5,249,051
Series I distribution and service fees (Note 5)	14	74,477	—	—
Series II distribution and service fees (Note 5)	881,407	50,953	—	—
Accounting and legal services fees (Note 5)	49,613	23,689	24,000	146,725
Professional fees	14,557	16,145	15,184	30,666
Printing and postage	5,257	2,599	1,859	12,177
Custodian fees	6,003	13,503	13,503	13,503
Trustees’ fees (Note 5)	6,207	2,978	3,156	19,018
Registration and filing fees	5,348	3,728	3,567	3,768
Other	4,368	6,006	4,427	15,601
Total expenses before reductions and amounts recaptured	1,143,450	1,128,342	1,027,906	5,490,509
Net expense reductions and amounts recaptured (Note 5)	(129,763)	(4,795)	(417,001)	(30,007)
Total expenses	1,013,687	1,123,547	610,905	5,460,502
Net investment income (loss)	(1,013,687)	5,401,812	6,234,106	43,163,220

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	—	4,999,681	1,058,089	19,322,485
Investments in affiliated issuers	3,530,602	846	1,208	10,979
Futures contracts	—	(414,203)	(282,824)	1,143,353
Foreign currency transactions	—	1,024,914	667,055	220,719
	3,530,602	5,611,238	1,443,528	20,697,536

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	—	2,520,228	6,264,287	54,974,590
Investments in affiliated issuers	31,246,069	44	238	2,977
Futures contracts	—	347,331	171,801	77,055
Translation of assets and liabilities in foreign currencies	—	16,947	(112,327)	406,750
	31,246,069	2,884,550	6,323,999	55,461,372
Net realized and unrealized gain	34,776,671	8,495,788	7,767,527	76,158,908

Increase in net assets from operations	$33,762,984	$13,897,600	$14,001,633	$119,322,128

27

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Operations — June 30, 2011 (Unaudited)

Investment income	Mid Cap Index Trust	Small Cap Index Trust
Dividends	$8,090,143	$4,481,257
Interest	28,312	61,563
Securities lending	284,581	498,648
Less foreign taxes withheld	—	(855)
Total investment income	8,403,036	5,040,613

Expenses
Investment management fees (Note 5)	2,961,295	1,863,605
Series I distribution and service fees (Note 5)	118,728	56,114
Series II distribution and service fees (Note 5)	119,592	91,163
Accounting and legal services fees (Note 5)	86,310	53,540
Professional fees	19,062	16,142
Printing and postage	8,669	5,582
Custodian fees	7,343	6,003
Trustees’ fees (Note 5)	10,784	6,810
Registration and filing fees	2,384	2,325
Other	10,522	7,339
Total expenses before reductions and amounts recaptured	3,344,689	2,108,623
Net expense reductions and amounts recaptured (Note 5)	(17,317)	(10,732)
Total expenses	3,327,372	2,097,891
Net investment income	5,075,664	2,942,722

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	25,325,413	51,753,297
Investments in affiliated issuers	(24,528)	(17,986)
Futures contracts	1,236,252	662,920
	26,537,137	52,398,231

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	68,881,191	(8,922,594)
Investments in affiliated issuers	43,490	41,391
Futures contracts	(109,437)	544,768
Translation of assets and liabilities in foreign currencies	(148)	31
	68,815,096	(8,336,404)
Net realized and unrealized gain	95,352,233	44,061,827

Increase in net assets from operations	$100,427,897	$47,004,549

28

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Operations — June 30, 2011 (Unaudited)

Investment income	Total Bond Market Trust A	Total Bond Market Trust B	Total Stock Market Index Trust
Dividends	—	—	$3,780,228
Interest	$26,870,661	$3,390,729	63,539
Securities lending	39,541	168	132,586
Less foreign taxes withheld	—	—	(568)
Total investment income	26,910,202	3,390,897	3,975,785

Expenses
Investment management fees (Note 5)	3,536,239	377,999	974,222
Series I distribution and service fees (Note 5)	18,133	—	69,844
Series II distribution and service fees (Note 5)	52,137	—	59,109
Accounting and legal services fees (Note 5)	102,526	10,809	27,280
Professional fees	21,789	13,511	14,078
Printing and postage	11,951	1,457	2,746
Custodian fees	6,003	6,003	6,003
Trustees’ fees (Note 5)	12,816	1,422	3,439
Registration and filing fees	4,611	1,997	2,274
Other	10,865	3,008	4,931
Total expenses before reductions and amounts recaptured	3,777,070	416,206	1,163,926
Net expense reductions and amounts recaptured (Note 5)	(20,643)	(215,143)	(5,474)
Total expenses	3,756,427	201,063	1,158,452
Net investment income	23,153,775	3,189,834	2,817,333

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	1,645,472	607,129	(1,760,503)
Investments in affiliated issuers	1,817	77	(1,484)
Futures contracts	—	—	157,874
	1,647,289	607,206	(1,604,113)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	11,875,393	463,783	20,902,445
Investments in affiliated issuers	4,048	(22)	5,850
Futures contracts	—	—	(22,795)
Translation of assets and liabilities in foreign currencies	—	—	(9)
	11,879,441	463,761	20,885,491
Net realized and unrealized gain	13,526,730	1,070,967	19,281,378

Increase in net assets from operations	$36,680,505	$4,260,801	$22,098,711

29

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Changes in Net Assets

	500 Index Trust		500 Index Trust B		Core Balanced Trust
Increase (decrease) in net assets	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10
From operations
Net investment income (loss)	$48,497,510	$89,942,739	$7,750,094	$14,355,217	($318,972)	$1,619,521
Net realized gain (loss)	32,417,351	24,145,698	5,911,427	6,861,096	158,650	1,985,586
Change in net unrealized appreciation (depreciation)	283,384,413	715,783,404	38,864,864	94,543,311	8,132,446	10,302,803
Increase (decrease) in net assets resulting from operations	364,299,274	829,871,841	52,526,385	115,759,624	7,972,124	13,907,910
Distributions to shareholders
From net investment income
Series I	—	(14,359,863)	—	—	—	(226,939)
Series II	—	(640,314)	—	—	—	(1,392,254)
Series NAV	—	(71,565,283)	—	(14,354,968)	—	(324)
From net realized gain
Series I	—	—	—	—	—	(139,742)
Series II	—	—	—	—	—	(1,040,076)
Series NAV	—	—	—	—	—	(218)
Total distributions	—	(86,565,460)	—	(14,354,968)	—	(2,799,553)
From Portfolio share transactions (Note 6)	(130,225,345)	72,304,651	(33,371,128)	(31,498,046)	40,884,094	93,912,298
Total increase (decrease)	234,073,929	815,611,032	19,155,257	69,906,610	48,856,218	105,020,655

Net assets
Beginning of period	6,297,967,905	5,482,356,873	886,123,930	816,217,320	159,188,970	54,168,315
End of period	$6,532,041,834	$6,297,967,905	$905,279,187	$886,123,930	$208,045,188	$159,188,970

Undistributed net investment income (loss)	$69,015,368	$20,517,858	$10,667,762	$2,917,668	($318,972)	—

	Core Balanced Strategy Trust		Core Strategy Trust		International Equity Index Trust A
Increase (decrease) in net assets	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10
From operations
Net investment income (loss)	( $1,087)	$87,046	($1,013,687)	$12,422,625	$5,401,812	$6,031,899
Net realized gain (loss)	6,407	52,643	3,530,602	2,602,321	5,611,238	7,634,002
Change in net unrealized appreciation (depreciation)	150,717	221,628	31,246,069	59,695,502	2,884,550	18,781,933
Increase (decrease) in net assets resulting from operations	156,037	361,317	33,762,984	74,720,448	13,897,600	32,447,834
Distributions to shareholders
From net investment income
Series I	—	—	—	(1,035)	—	(5,980,849)
Series II	—	—	—	(12,066,699)	—	(748,112)
Series NAV	—	(87,046)	—	(386,835)	—	(242,725)
From net realized gain
Series I	—	—	—	(106)	—	(80,717,377)
Series II	—	—	—	(1,361,521)	—	(11,794,372)
Series NAV	—	(10,247)	—	(38,650)	—	(2,581,090)
Total distributions	—	(97,293)	—	(13,854,846)	—	(102,064,525)
From Portfolio share transactions (Note 6)	(30,517)	726,747	7,922,878	40,952,811	(15,721,169)	184,621,800
Total increase (decrease)	125,520	990,771	41,685,862	101,818,413	(1,823,569)	115,005,109

Net assets
Beginning of period	3,757,225	2,766,454	699,622,450	597,804,037	353,457,510	238,452,401
End of period	$3,882,745	$3,757,225	$741,308,312	$699,622,450	$351,633,941	$353,457,510

Undistributed net investment income (loss)	($1,087)	—	($1,013,674)	$13	$5,971,684	$569,872

30

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Changes in Net Assets

	International Equity Index Trust B		International Index Trust		Mid Cap Index Trust
Increase (decrease) in net assets	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended6/30/11 (Unaudited)	Year ended 12/31/10
From operations
Net investment income (loss)	$6,234,106	$7,875,476	$43,163,220	$47,918,483	$5,075,664	$9,780,380
Net realized gain (loss)	1,443,528	(1,081,510)	20,697,536	20,208,916	26,537,137	42,851,163
Change in net unrealized appreciation (depreciation)	6,323,999	30,498,111	55,461,372	106,516,329	68,815,096	205,967,340
Increase (decrease) in net assets resulting from operations	14,001,633	37,292,077	119,322,128	174,643,728	100,427,897	258,598,883
Distributions to shareholders
From net investment income
Series I	—	—	—	—	—	(4,018,648)
Series II	—	—	—	—	—	(720,708)
Series NAV	—	(8,501,709)	—	(50,328,135)	—	(6,943,901)
From net realized gain
Series NAV	—	—	—	(23,405,873)	—	—
Total distributions	—	(8,501,709)	—	(73,734,008)	—	(11,683,257)
From Portfolio share transactions (Note 6)	(36,196,651)	(16,010,524)	(41,363,357)	195,695,004	(34,065,096)	(94,455,219)
Total increase (decrease)	(22,195,018)	12,779,844	77,958,771	296,604,724	66,362,801	152,460,407

Net assets
Beginning of period	360,057,068	347,277,224	2,152,947,139	1,856,342,415	1,210,637,237	1,058,176,830
End of period	$337,862,050	$360,057,068	$2,230,905,910	$2,152,947,139	$1,277,000,038	$1,210,637,237

Undistributed net investment income (loss)	$6,620,321	$386,215	$45,546,635	$2,383,415	$6,399,887	$1,324,223

	Small Cap Index Trust		Total Bond Market Trust A
Increase (decrease) in net assets	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10
From operations
Net investment income (loss)	$2,942,722	$6,869,553	$23,153,775	$40,809,925
Net realized gain (loss)	52,398,231	36,480,392	1,647,289	2,826,220
Change in net unrealized appreciation (depreciation)	(8,336,404)	130,207,825	11,879,441	23,732,123
Increase (decrease) in net assets resulting from operations	47,004,549	173,557,770	36,680,505	67,368,268
Distributions to shareholders
From net investment income
Series I	—	(961,345)	—	(2,300,291)
Series II	—	(192,029)	—	(995,556)
Series NAV	—	(2,513,697)	—	(41,251,495)
Total distributions	—	(3,667,071)	—	(44,547,342)
From Portfolio share transactions (Note 6)	(37,912,569)	(85,038,367)	22,758,419	359,992,922
Total increase (decrease)	9,091,980	84,852,332	59,438,924	382,813,848

Net assets
Beginning of period	773,081,912	688,229,580	1,474,299,420	1,091,485,572
End of period	$782,173,892	$773,081,912	$1,533,738,344	$1,474,299,420

Undistributed net investment income (loss)	$7,358,307	$4,415,585	$31,239,357	$8,085,582

31

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Changes in Net Assets

	Total Bond Market Trust B		Total Stock Market Index Trust
Increase (decrease) in net assets	Six months ended 6/30/11 (Unaudited)	Year ended1 2/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10
From operations
Net investment income (loss)	$3,189,834	$6,585,648	$2,817,333	$4,963,070
Net realized gain (loss)	607,206	932,207	(1,604,113)	2,110,579
Change in net unrealized appreciation (depreciation)	463,761	3,055,712	20,885,491	50,722,213
Increase (decrease) in net assets resulting from operations	4,260,801	10,573,567	22,098,711	57,795,862
Distributions to shareholders
From net investment income
Series I	—	—	—	(3,302,451)
Series II	—	—	—	(510,792)
Series NAV	—	(7,297,852)	—	(946,061)
Total distributions	—	(7,297,852)	—	(4,759,304)
From Portfolio share transactions (Note 6)	(9,066,188)	4,606,355	(9,378,910)	(18,280,955)
Total increase (decrease)	(4,805,387)	7,882,070	12,719,801	34,755,603

Net assets
Beginning of period	165,463,979	157,581,909	389,633,624	354,878,021
End of period	$160,658,592	$165,463,979	$402,353,425	$389,633,624

Undistributed net investment income (loss)	$4,365,671	$1,175,837	$3,975,813	$1,158,480

32

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
500 Index Trust
SERIES I
06-30-2011[1]	11.01	0.08	[2]	0.55	0.63	—	—	—	—	11.64	5.72	[3,4]	0.53	[5]	0.53	[5]	1.46	[5]	1,120		2
12-31-2010	9.74	0.15	[2]	1.27	1.42	(0.15)	—	—	(0.15)	11.01	14.58	[3]	0.53		0.53		1.52		1,089		5
12-31-2009	7.87	0.15	[2]	1.87	2.02	(0.15)	—	—	(0.15)	9.74	25.74	[3]	0.54		0.54		1.84		986		3
12-31-2008	12.64	0.19	[2]	(4.88)	(4.69)	(0.08)	—	—	(0.08)	7.87	(37.21)[3]		0.54		0.54		1.78		795		4
12-31-2007	12.33	0.18	[2]	0.42	0.60	(0.29)	—	—	(0.29)	12.64	4.90	[3]	0.54		0.54		1.44		1,317		5
12-31-2006	10.80	0.16	[2]	1.48	1.64	(0.11)	—	—	(0.11)	12.33	15.26	[3]	0.54		0.54		1.44		1,323		15
SERIES II
06-30-2011[1]	10.97	0.07	[2]	0.55	0.62	—	—	—	—	11.59	5.65	[3,4]	0.73	[5]	0.73	[5]	1.26	[5]	56		2
12-31-2010	9.71	0.13	[2]	1.25	1.38	(0.12)	—	—	(0.12)	10.97	14.28	[3]	0.73		0.73		1.32		57		5
12-31-2009	7.84	0.14	[2]	1.86	2.00	(0.13)	—	—	(0.13)	9.71	25.59	[3]	0.74		0.74		1.64		56		3
12-31-2008	12.59	0.17	[2]	(4.87)	(4.70)	(0.05)	—	—	(0.05)	7.84	(37.40)[3]		0.74		0.74		1.57		49		4
12-31-2007	12.26	0.16	[2]	0.41	0.57	(0.24)	—	—	(0.24)	12.59	4.73	[3]	0.74		0.74		1.24		95		5
12-31-2006	10.74	0.14	[2]	1.47	1.61	(0.09)	—	—	(0.09)	12.26	15.06	[3]	0.74		0.74		1.23		114		15
SERIES NAV
06-30-2011[1]	10.85	0.09	[2]	0.53	0.62	—	—	—	—	11.47	5.71	[3,4]	0.48	[5]	0.48	[5]	1.51	[5]	5,356		2
12-31-2010	9.60	0.16	[2]	1.24	1.40	(0.15)	—	—	(0.15)	10.85	14.64	[3]	0.48		0.48		1.58		5,152		5
12-31-2009	7.75	0.15	[2]	1.85	2.00	(0.15)	—	—	(0.15)	9.60	25.94	[3]	0.49		0.49		1.88		4,440		3
12-31-2008	12.47	0.20	[2]	(4.84)	(4.64)	(0.08)	—	—	(0.08)	7.75	(37.26)[3]		0.49		0.49		2.22		3,210		4
12-31-2007	12.16	0.19	[2]	0.42	0.61	(0.30)	—	—	(0.30)	12.47	5.03	[3]	0.49		0.49		1.53		370		5
12-31-2006	10.80	0.15	[2]	1.32	1.47	(0.11)	—	—	(0.11)	12.16	13.70	[3]	0.52		0.51		1.35		38		15
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized.
500 Index Trust B
SERIES NAV
06-30-2011[1]	15.71	0.14	[2]	0.79	0.93	—	—	—	—	16.64	5.92	[3,4]	0.49	[5]	0.25	[5]	1.71	[5]	905		2
12-31-2010	13.91	0.25	[2]	1.81	2.06	(0.26)	—	—	(0.26)	15.71	14.86	[3]	0.49		0.25		1.77		886		10
12-31-2009	11.24	0.25	[2]	2.69	2.94	(0.27)	—	—	(0.27)	13.91	26.35	[3]	0.49		0.25		2.15		816		8
12-31-2008	18.51	0.32	[2]	(7.15)	(6.83)	(0.34)	(0.10)	—	(0.44)	11.24	(37.19)[3]		0.50		0.25		2.05		698		7
12-31-2007	18.13	0.32	[2]	0.62	0.94	(0.56)	—	—	(0.56)	18.51	5.25	[3]	0.49		0.25		1.72		1,215		13
12-31-2006	15.87	0.29	[2]	2.16	2.45	(0.19)	—	—	(0.19)	18.13	15.56	[3]	0.49		0.25		1.72		1,160		6
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized.
Core Balanced Trust
SERIES I
06-30-2011[1]	16.41	(0.01)[2,3]		0.80	0.79	—	—	—	—	17.20	4.81	[4]	0.15	[5,6]	0.17	[5,6,11]	(0.17)[3,6]		26		1
12-31-2010	14.93	0.30	[2]	1.51	1.81	(0.20)	(0.13)	—	(0.33)	16.41	12.20	[7]	0.18	[5]	0.16	[5,11]	1.92		19		8
12-31-2009[8]	12.50	0.39	[2]	2.29	2.68	(0.18)	(0.07)	—	(0.25)	14.93	21.41	[4,7]	0.36	[5,6]	0.12	[5,6]	4.02	[6]	5		4
SERIES II
06-30-2011[1]	16.43	(0.03)[2,3]		0.80	0.77	—	—	—	—	17.20	4.69	[4]	0.35	[5,6]	0.37	[5,6,11]	(0.37)[3,6]		182		1
12-31-2010	14.94	0.24	[2]	1.55	1.79	(0.17)	(0.13)	—	(0.30)	16.43	12.05	[7]	0.38	[5]	0.36	[5]	1.54		140		8
12-31-2009[8]	12.50	0.28	[2]	2.38	2.66	(0.15)	(0.07)	—	(0.22)	14.94	21.26	[4,7]	0.56	[5,6]	0.32	[5,6]	2.95	[6]	49		4
SERIES NAV
06-30-2011[1]	16.41	(0.01)[2,3]		0.80	0.79	—	—	—	—	17.20	4.81	[4]	0.10	[5,6]	0.12	[5,6,11]	(0.12)[3,6]		—	[10]	1
12-31-2010[9]	15.88	0.20	[2]	0.67	0.87	(0.21)	(0.13)	—	(0.34)	16.41	5.53	[4,7]	0.12	[5,6]	0.12	[5,6]	1.96	[6]	—	[10]	8
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the underlying funds in which the Portfolio invests. 4. Not annualized. 5. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.48%–0.90%, 0.49%–0.97% and 0.49%–0.97%, based on the mix of underlying funds held by the Portfolio for the periods ended 6-30-11, 12-31-10 and 12-31-09, respectively. 6. Annualized. 7. Total returns would have been lower had certain expenses not been reduced during the periods shown. 8. The inception date for Series I and Series II shares is 5-1-09. 9. The inception date for Series NAV shares is 4-30-10. 10. Less than $500,000. 11. Includes the impact of expense recapture for the following period ended: 6-30-11 0.02% of average net assets for Series I, Series II and Series NAV.

Core Balanced Strategy Trust
SERIES NAV
06-30-2011[1]	14.66	—	[2,3,4]	0.61	0.61	—	—	—	—	15.27	4.16	[5,6]	1.37	[7,8]	0.06	[7,8]	(0.06)[3,8]		4		—
12-31-2010	13.58	0.35	[2,3]	1.12	1.47	(0.35)	(0.04)	—	(0.39)	14.66	10.83	[5]	1.61	[7]	0.04	[7]	2.48	[3]	4		20
12-31-2009[9]	12.50	0.70	[2,3]	0.63	1.33	(0.25)	—	—	(0.25)	13.58	10.65	[5,6]	8.95	[7,8]	0.04	[7,8]	11.59	[3,8]	3		14
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Less than ($0.005) per share. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.48%–0.50%, 0.48%–0.50% and 0.49%–1.01%, based on the mix of underlying funds held by the Portfolio for the periods ended 6-30-11, 12-31-10 and 12-31-09, respectively. 8. Annualized. 9. The inception date of Series NAV shares is 7-24-09.

33

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)		Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Core Strategy Trust
SERIES I
06-30-2011[1]	12.66	(0.01)[2,3]		0.63	0.62	—	—	—	—	13.28		4.90	[4,5]	0.12	[6,7]	0.09	[6,7]	(0.09)[3,7]		—	[8]	3
12-31-2010	11.51	0.12	[2,3]	1.31	1.43	(0.25)	(0.03)	—	(0.28)	12.66		12.42	[4]	0.13	[6]	0.07	[6]	0.98	[3]	—	[8]	15
12-31-2009	9.67	0.18	[2,3]	1.92	2.10	(0.18)	(0.08)	—	(0.26)	11.51		21.87	[4]	0.13	[6]	0.07	[6]	1.80	[3]	—	[8]	22
12-31-2008[9]	13.09	0.14	[2,3]	(3.40)	(3.26)	(0.15)	(0.01)	—	(0.16)	9.67		(24.84)[4,5]		0.15	[6,7]	0.07	[6,7]	1.79	[3,7]	—	[8]	5
SERIES II
06-30-2011[1]	12.70	(0.02)[2,3]		0.63	0.61	—	—	—	—	13.31		4.80	[4,5]	0.32	[6,7]	0.29	[6,7]	(0.29)[3,7]		715		3
12-31-2010	11.55	0.23	[2,3]	1.18	1.41	(0.23)	(0.03)	—	(0.26)	12.70		12.17	[4]	0.33	[6]	0.27	[6]	1.94	[3]	680		15
12-31-2009	9.70	0.18	[2,3]	1.91	2.09	(0.16)	(0.08)	—	(0.24)	11.55		21.65	[4]	0.33	[6]	0.27	[6]	1.72	[3]	588		22
12-31-2008	13.39	0.15	[2,3]	(3.70)	(3.55)	(0.13)	(0.01)	—	(0.14)	9.70		(26.47)[4]		0.35	[6]	0.27	[6]	1.31	[3]	354		5
12-31-2007	13.37	0.45	[2,3]	0.42	0.87	(0.43)	(0.42)	—	(0.85)	13.39		6.55	[4]	0.33	[6]	0.27	[6]	3.23	[3]	337		2
12-31-2006[10]	12.50	0.28	[2,3]	0.89	1.17	(0.19)	(0.10)	(0.01)	(0.30)	13.37		9.50	[4,5]	0.39	[7,11]	0.27	[7,11]	2.41	[3,7]	109		3
SERIES NAV
06-30-2011[1]	12.67	—	[2,3,12]	0.62	0.62	—	—	—	—	13.29		4.89	[4,5]	0.07	[6,7]	0.04	[6,7]	(0.04)[3,7]		27		3
12-31-2010	11.51	0.32	[2,3]	1.13	1.45	(0.26)	(0.03)	—	(0.29)	12.67		12.56	[4]	0.08	[6]	0.02	[6]	2.69	[3]	19		15
12-31-2009	9.67	0.43	[2,3]	1.68	2.11	(0.19)	(0.08)	—	(0.27)	11.51		21.93	[4]	0.08	[6]	0.02	[6]	3.97	[3]	9		22
12-31-2008[9]	13.09	0.27	[2,3]	(3.52)	(3.25)	(0.16)	(0.01)	—	(0.17)	9.67		(24.82)[4,5]		0.10	[6,7]	0.02	[6,7]	3.85	[3,7]	—	[8]	5
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows: 0.48%–0.50%, 0.48%–0.50%, 0.49%–0.51%, 0.49%–0.57% and 0.49%–0.55%, for the periods ended 6-30-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively. 7. Annualized. 8. Less than $500,000. 9. The inception date for Series I and Series NAV shares is 4-28-08. 10. The inception date for Series II shares is 2-10-06. 11. Does not include expenses of the underlying affiliated funds in which the Portfolio invests.12. Less than ($0.005) per share.

International Equity Index Trust A
SERIES I
06-30-2011[1]	11.07	0.18	[2]	0.27	0.45	—	—	—	—	11.52		4.07	[3,4]	0.62	[5]	0.62	[5]	3.10	[5]	299		2
12-31-2010	14.55	0.25	[2]	0.73	0.98	(0.25)	(4.21)	—	(4.46)	11.07		10.87	[3]	0.62		0.62		2.04		299		12
12-31-2009	11.94	0.31	[2]	4.16	4.47	(1.86)	—	—	(1.86)	14.55		37.86	[3]	0.62		0.62		2.30		220		223	[6]
12-31-2008	22.38	0.53	[2]	(10.42)	(9.89)	(0.40)	(0.15)	—	(0.55)	11.94		(44.52)[3]		0.62		0.62		2.93		159		9
12-31-2007	21.18	0.51	[2]	2.65	3.16	(0.89)	(1.07)	—	(1.96)	22.38	[7]	15.37	[3,7]	0.61		0.60		2.23		300		14
12-31-2006	17.09	0.42	[2]	3.97	4.39	(0.15)	(0.15)	—	(0.30)	21.18		25.93	[3]	0.60		0.60		2.24		239		9
SERIES II
06-30-2011[1]	11.08	0.16	[2]	0.28	0.44	—	—	—	—	11.52		3.97	[3,4]	0.82	[5]	0.82	[5]	2.88	[5]	39		2
12-31-2010	14.55	0.22	[2]	0.74	0.96	(0.22)	(4.21)	—	(4.43)	11.08		10.72	[3]	0.82		0.82		1.86		43		12
12-31-2009	11.95	0.28	[2]	4.15	4.43	(1.83)	—	—	(1.83)	14.55		37.48	[3]	0.82		0.82		2.08		18		223	[6]
12-31-2008	22.36	0.50	[2]	(10.41)	(9.91)	(0.35)	(0.15)	—	(0.50)	11.95		(44.62)[3]		0.82		0.82		2.74		15		9
12-31-2007	21.14	0.46	[2]	2.64	3.10	(0.81)	(1.07)	—	(1.88)	22.36	[7]	15.11	[3,7]	0.81		0.80		2.04		35		14
12-31-2006	17.06	0.40	[2]	3.95	4.35	(0.12)	(0.15)	—	(0.27)	21.14		25.70	[3]	0.80		0.80		2.11		44		9
SERIES NAV
06-30-2011[1]	11.05	0.18	[2]	0.27	0.45	—	—	—	—	11.50		4.07	[3,4]	0.57	[5]	0.57	[5]	3.16	[5]	13		2
12-31-2010[8]	14.57	0.15	[2]	0.81	0.96	(0.27)	(4.21)	—	(4.48)	11.05		10.78	[3,4]	0.57	[5]	0.57	[5]	2.04	[5]	12		12
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Includes the impact of Redemption in kind transactions which amounted to 21% of the Portfolio Turnover. 7. Payments from Affiliates increased the end of period net asset value by less than $0.01 for Series I and Series II and the total return by less than 0.01% for Series I and Series II. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $22.38 and $22.36 and 15.37% and 15.11% for Series I and Series II, respectively. 8. The inception date for Series NAV shares is 5-3-10.

International Equity Index Trust B
SERIES NAV
06-30-2011[1]	15.93	0.28	[2]	0.36	0.64	—	—	—	—	16.57		4.02	[3,4]	0.57	[5]	0.34	[5]	3.47	[5]	338		2
12-31-2010	14.65	0.35	[2]	1.31	1.66	(0.38)	—	—	(0.38)	15.93		11.44	[3]	0.57		0.34		2.36		360		5
12-31-2009	11.16	0.35	[2]	3.86	4.21	(0.49)	(0.23)	—	(0.72)	14.65		38.80	[3]	0.58		0.34		2.85		347		33	[6]
12-31-2008	21.05	0.54	[2]	(9.79)	(9.25)	(0.48)	(0.16)	—	(0.64)	11.16		(44.36)[3]		0.58		0.34		3.18		304		12
12-31-2007	21.28	0.54	[2]	2.58	3.12	(1.13)	(2.22)	—	(3.35)	21.05		15.76	[3]	0.57		0.34		2.51		550		9
12-31-2006	16.99	0.47	[2]	4.14	4.61	(0.16)	(0.16)	—	(0.32)	21.28		27.41	[3,7]	0.57		0.34		2.48		425		20
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Includes the impact of Redemption in kind transactions which amounted to 8% of the Portfolio Turnover. 7. John Hancock Life Insurance Company made a voluntary payment to the Portfolio of $2,611,555. Excluding this payment, the total return would have been 26.63%.

34

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)		Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
International Index Trust
SERIES NAV
06-30-2011[1]	17.38	0.35	[3]	0.60	0.95	—	—	—	—	18.33		5.47	[4,6]	0.50	[5]	0.50	[5]	3.93	[5]	2,231	8
12-31-2010	16.72	0.40	[3]	0.86	1.26	(0.41)	(0.19)	—	(0.60)	17.38		7.72		0.50		0.50		2.44		2,153	21
12-31-2009[2]	12.50	0.17	[3]	4.14	4.31	(0.09)	—	—	(0.09)	16.72		34.48	[4]	0.51	[5]	0.51	[5]	1.56	[5]	1,856	12
1. Unaudited. 2. The inception date for Series NAV shares is 5-1-09. 3. Based on the average daily shares outstanding. 4. Not annualized. 5. Annualized. 6. Total returns would have been lower had certain expenses not been reduced during the period shown.

Mid Cap Index Trust
SERIES I
06-30-2011[1]	17.74	0.07	[2]	1.40	1.47	—	—	—	—	19.21		8.29	[3,4]	0.54	[5]	0.54	[5]	0.79	[5]	492	6
12-31-2010	14.22	0.14	[2]	3.55	3.69	(0.17)	—	—	(0.17)	17.74		25.98	[3]	0.54		0.54		0.88		436	12
12-31-2009	10.67	0.14	[2]	3.72	3.86	(0.13)	(0.18)	—	(0.31)	14.22		36.76	[3]	0.55		0.55		1.22		325	15	[6]
12-31-2008	17.42	0.16	[2]	(6.36)	(6.20)	(0.15)	(0.40)	—	(0.55)	10.67		(36.45)[3]		0.55		0.55		1.10		240	41
12-31-2007	18.84	0.20	[2,7]	1.22	1.42	(0.27)	(2.57)	—	(2.84)	17.42	[8]	7.57	[3,8]	0.55		0.54		0.99	[7]	397	29
12-31-2006	18.05	0.20	[2]	1.53	1.73	(0.12)	(0.82)	—	(0.94)	18.84		9.72	[3]	0.57		0.57		1.09		377	15	[6]
SERIES II
06-30-2011[1]	17.70	0.05	[2]	1.40	1.45	—	—	—	—	19.15		8.19	[3,4]	0.74	[5]	0.74	[5]	0.59	[5]	94	6
12-31-2010	14.18	0.10	[2]	3.55	3.65	(0.13)	—	—	(0.13)	17.70		25.80	[3]	0.74		0.74		0.67		93	12
12-31-2009	10.65	0.12	[2]	3.69	3.81	(0.10)	(0.18)	—	(0.28)	14.18		36.38	[3]	0.75		0.75		1.03		85	15	[6]
12-31-2008	17.36	0.14	[2]	(6.34)	(6.20)	(0.11)	(0.40)	—	(0.51)	10.65		(36.56)[3]		0.75		0.75		0.91		68	41
12-31-2007	18.75	0.15	[2,7]	1.23	1.38	(0.20)	(2.57)	—	(2.77)	17.36	[8]	7.39	[3,8]	0.75		0.74		0.73	[7]	103	29
12-31-2006	17.98	0.16	[2]	1.51	1.67	(0.08)	(0.82)	—	(0.90)	18.75		9.44	[3]	0.77		0.77		0.86		81	15	[6]
SERIES NAV
06-30-2011[1]	17.73	0.08	[2]	1.40	1.48	—	—	—	—	19.21		8.35	[3,4]	0.49	[5]	0.49	[5]	0.84	[5]	692	6
12-31-2010	14.21	0.14	[2]	3.56	3.70	(0.18)	—	—	(0.18)	17.73		26.06	[3]	0.49		0.49		0.92		681	12
12-31-2009	10.67	0.15	[2]	3.70	3.85	(0.13)	(0.18)	—	(0.31)	14.21		36.73	[3]	0.50		0.50		1.28		649	15	[6]
12-31-2008	17.42	0.18	[2]	(6.37)	(6.19)	(0.16)	(0.40)	—	(0.56)	10.67		(36.39)[3]		0.50		0.50		1.23		389	41
12-31-2007	18.85	0.22	[2,7]	1.21	1.43	(0.29)	(2.57)	—	(2.86)	17.42	[8]	7.61	[3,8]	0.50		0.49		1.08	[7]	430	29
12-31-2006	18.06	0.22	[2]	1.51	1.73	(0.12)	(0.82)	—	(0.94)	18.85		9.74	[3]	0.52		0.52		1.21		603	15	[6]
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Excludes merger activity. 7. Net investment income/loss per share and ratio of net investment income/loss to average net assets reflects special dividend received by the Portfolio, which amounted to $0.04, $0.04 and $0.05 for Series I, Series II and Series NAV, respectively. The percentage of net assets was 0.21%, 0.16% and 0.25% for Series I, Series II and Series NAV, respectively. 8. Payments from Affiliates increased the end of period net asset value by less than $0.01 for Series II and Series NAV and by $0.01 per share for Series I and the total return by less than 0.01% for Series II and Series NAV and by 0.05% for Series I. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $17.42, $17.36 and $17.42 and 7.57%, 7.39% and 7.61% for Series I, Series II and Series NAV, respectively.

Small Cap Index Trust
SERIES I
06-30-2011[1]	14.01	0.05	[2]	0.79	0.84	—	—	—	—	14.85		6.00	[3,4]	0.55	[5]	0.55	[5]	0.74	[5]	225	11
12-31-2010	11.14	0.12	[2]	2.81	2.93	(0.06)	—	—	(0.06)	14.01		26.36	[3]	0.55		0.55		0.96		219	15
12-31-2009	9.16	0.11	[2]	2.24	2.35	(0.08)	(0.29)	—	(0.37)	11.14		26.65	[3]	0.56		0.56		1.19		165	32
12-31-2008	14.19	0.16	[2]	(4.90)	(4.74)	(0.17)	(0.12)	—	(0.29)	9.16		(33.71)[3]		0.58		0.58		1.33		135	41
12-31-2007	16.97	0.18	[2]	(0.49)	(0.31)	(0.28)	(2.19)	—	(2.47)	14.19		(2.16)[3]		0.56		0.56		1.07		209	15
12-31-2006	14.89	0.16	[2]	2.43	2.59	(0.08)	(0.43)	—	(0.51)	16.97		17.61	[3,6]	0.57		0.57		1.00		239	27
SERIES II
06-30-2011[1]	13.97	0.04	[2]	0.79	0.83	—	—	—	—	14.80		5.94	[3,4]	0.75	[5]	0.75	[5]	0.53	[5]	71	11
12-31-2010	11.11	0.09	[2]	2.81	2.90	(0.04)	—	—	(0.04)	13.97		26.10	[3]	0.75		0.75		0.74		73	15
12-31-2009	9.14	0.09	[2]	2.23	2.32	(0.06)	(0.29)	—	(0.35)	11.11		26.34	[3]	0.76		0.76		0.99		67	32
12-31-2008	14.14	0.13	[2]	(4.87)	(4.74)	(0.14)	(0.12)	—	(0.26)	9.14		(33.83)[3]		0.78		0.78		1.11		59	41
12-31-2007	16.89	0.15	[2]	(0.49)	(0.34)	(0.22)	(2.19)	—	(2.41)	14.14		(2.35)[3]		0.76		0.76		0.95		108	15
12-31-2006	14.83	0.12	[2]	2.42	2.54	(0.05)	(0.43)	—	(0.48)	16.89		17.35	[3,6]	0.77		0.77		0.78		51	27
SERIES NAV
06-30-2011[1]	14.01	0.06	[2]	0.79	0.85	—	—	—	—	14.86		6.07	[3,4]	0.50	[5]	0.50	[5]	0.79	[5]	486	11
12-31-2010	11.14	0.12	[2]	2.82	2.94	(0.07)	—	—	(0.07)	14.01		26.42	[3]	0.50		0.50		0.99		481	15
12-31-2009	9.16	0.12	[2]	2.24	2.36	(0.09)	(0.29)	—	(0.38)	11.14		26.71	[3]	0.51		0.51		1.23		456	32
12-31-2008	14.20	0.17	[2]	(4.92)	(4.75)	(0.17)	(0.12)	—	(0.29)	9.16		(33.70)[3]		0.53		0.53		1.44		93	41
12-31-2007	16.98	0.17	[2]	(0.46)	(0.29)	(0.30)	(2.19)	—	(2.49)	14.20		(2.07)[3]		0.51		0.51		1.03		84	15
12-31-2006	14.90	0.17	[2]	2.43	2.60	(0.09)	(0.43)	—	(0.52)	16.98		17.64	[3,6]	0.52		0.52		1.07		179	27
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. John Hancock Life Insurance Company made a voluntary payment to the Portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.

35

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Total Bond Market Trust A
SERIES I
06-30-2011[1]	13.78	0.21	[2]	0.12	0.33	—	—	—	—	14.11	2.39	[3,4]	0.54	[5]	0.54	[5]	3.03	[5]	74	10
12-31-2010	13.44	0.45	[2]	0.32	0.77	(0.43)	—	—	(0.43)	13.78	5.78	[3]	0.55		0.54		3.19		75	9
12-31-2009	13.36	0.48	[2]	0.11	0.59	(0.37)	(0.14)	—	(0.51)	13.44	4.43	[3]	0.55		0.55		3.58		61	39
12-31-2008	12.85	0.57	[2]	0.18	0.75	(0.21)	(0.03)	—	(0.24)	13.36	5.82	[3]	0.57		0.57		4.37		37	139
12-31-2007[6]	12.55	0.61	[2]	0.22	0.83	(0.53)	—	—	(0.53)	12.85	6.59	[3]	0.57		0.56		4.72		64	91
12-31-2006[7]	12.50	0.48	[2]	(0.02)[8]	0.46	(0.41)	—	—	(0.41)	12.55	3.65	[3,4]	0.60	[5]	0.59	[5]	4.28	[5]	53	66
SERIES II
06-30-2011[1]	13.82	0.20	[2]	0.11	0.31	—	—	—	—	14.13	2.24	[3,4]	0.74	[5]	0.74	[5]	2.84	[5]	51	10
12-31-2010	13.47	0.39	[2]	0.36	0.75	(0.40)	—	—	(0.40)	13.82	5.60	[3]	0.75		0.74		2.82		42	9
12-31-2009	13.39	0.46	[2]	0.10	0.56	(0.34)	(0.14)	—	(0.48)	13.47	4.21	[3]	0.75		0.75		3.39		1	39
12-31-2008	12.89	0.53	[2]	0.18	0.71	(0.18)	(0.03)	—	(0.21)	13.39	5.52	[3]	0.77		0.77		4.04		1	139
12-31-2007[6,7]	12.79	0.37	[2]	0.23	0.60	(0.50)	—	—	(0.50)	12.89	4.71	[3,4]	0.76	[5]	0.76	[5]	4.34	[5]	1	91
SERIES NAV
06-30-2011[1]	13.80	0.21	[2]	0.12	0.33	—	—	—	—	14.13	2.39	[3,4]	0.49	[5]	0.49	[5]	3.09	[5]	1,408	10
12-31-2010	13.46	0.45	[2]	0.33	0.78	(0.44)	—	—	(0.44)	13.80	5.83	[3]	0.50		0.49		3.24		1,357	9
12-31-2009	13.38	0.49	[2]	0.11	0.60	(0.38)	(0.14)	—	(0.52)	13.46	4.47	[3]	0.50		0.50		3.63		1,029	39
12-31-2008	12.87	0.53	[2]	0.22	0.75	(0.21)	(0.03)	—	(0.24)	13.38	5.86	[3]	0.52		0.52		4.04		651	139
12-31-2007[6]	12.57	0.61	[2]	0.22	0.83	(0.53)	—	—	(0.53)	12.87	6.63	[3]	0.52		0.51		4.76		102	91
12-31-2006[7]	12.50	0.52	[2]	(0.04)[8]	0.48	(0.41)	—	—	(0.41)	12.57	3.85	[3,4]	0.55	[5]	0.54	[5]	4.56	[5]	33	66
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Prior to 11-9-07, the Portfolio was named Bond Index Trust A. 7. The inception dates for Series I, Series II and Series NAV are 2-10-06, 5-3-07 and 2-10-06, respectively. 8. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

Total Bond Market Trust B
SERIES NAV
06-30-2011[1]	10.15	0.20	[2]	0.07	0.27	—	—	—	—	10.42	2.66	[3,4]	0.52	[5]	0.25	[5]	3.97	[5]	161	11
12-31-2010	9.97	0.41	[2]	0.24	0.65	(0.47)	—	—	(0.47)	10.15	6.50	[3]	0.52		0.25		3.97		165	26
12-31-2009	9.87	0.47	[2]	0.15	0.62	(0.52)	—	—	(0.52)	9.97	6.29	[3]	0.52		0.25		4.64		158	29
12-31-2008	9.83	0.50	[2]	0.07	0.57	(0.53)	—	—	(0.53)	9.87	5.79	[3]	0.54		0.26		5.07		162	68
12-31-2007	10.17	0.51	[2]	0.18	0.69	(1.03)	—	—	(1.03)	9.83	7.13	[3]	0.53		0.25		5.13		169	38
12-31-2006	10.13	0.50	[2]	(0.11)	0.39	(0.35)	—	—	(0.35)	10.17	4.07	[3]	0.53		0.25		5.01		162	53
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized.
Total Stock Market Index Trust
SERIES I
06-30-2011[1]	11.71	0.09	[2]	0.58	0.67	—	—	—	—	12.38	5.72	[3]	0.56	[4]	0.56	[4]	1.42	[4]	283	1
12-31-2010	10.12	0.15	[2]	1.59	1.74	(0.15)	—	—	(0.15)	11.71	17.20	[3]	0.57		0.57		1.41		268	5
12-31-2009	7.97	0.14	[2]	2.15	2.29	(0.14)	—	—	(0.14)	10.12	28.87	[3]	0.57		0.57		1.66		233	9
12-31-2008	12.98	0.17	[2]	(4.99)	(4.82)	(0.17)	(0.02)	—	(0.19)	7.97	(37.20)[3]		0.58		0.58		1.59		182	5
12-31-2007	13.13	0.18	[2]	0.49	0.67	(0.30)	(0.52)	—	(0.82)	12.98	5.18	[3]	0.57		0.56		1.33		263	11
12-31-2006	11.56	0.16	[2]	1.59	1.75	(0.12)	(0.06)	—	(0.18)	13.13	15.29	[3,5]	0.57		0.57		1.30		238	2
SERIES II
06-30-2011[1]	11.68	0.07	[2]	0.59	0.66	—	—	—	—	12.34	5.65	[3]	0.76	[4]	0.76	[4]	1.22	[4]	46	1
12-31-2010	10.10	0.13	[2]	1.57	1.70	(0.12)	—	—	(0.12)	11.68	16.89	[3]	0.77		0.77		1.20		48	5
12-31-2009	7.96	0.13	[2]	2.13	2.26	(0.12)	—	—	(0.12)	10.10	28.52	[3]	0.77		0.77		1.47		50	9
12-31-2008	12.94	0.14	[2]	(4.95)	(4.81)	(0.15)	(0.02)	—	(0.17)	7.96	(37.29)[3]		0.78		0.78		1.36		44	5
12-31-2007	13.07	0.16	[2]	0.48	0.64	(0.25)	(0.52)	—	(0.77)	12.94	4.99	[3]	0.77		0.76		1.15		86	11
12-31-2006	11.51	0.13	[2]	1.59	1.72	(0.10)	(0.06)	—	(0.16)	13.07	15.09	[3,5]	0.77		0.77		1.09		37	2
SERIES NAV
06-30-2011[1]	11.71	0.09	[2]	0.58	0.67	—	—	—	—	12.38	5.72	[3]	0.51	[4]	0.51	[4]	1.47	[4]	74	1
12-31-2010	10.12	0.15	[2]	1.59	1.74	(0.15)	—	—	(0.15)	11.71	17.26	[3]	0.52		0.52		1.45		73	5
12-31-2009	7.97	0.15	[2]	2.15	2.30	(0.15)	—	—	(0.15)	10.12	28.93	[3]	0.52		0.52		1.72		72	9
12-31-2008	12.98	0.17	[2]	(4.98)	(4.81)	(0.18)	(0.02)	—	(0.20)	7.97	(37.15)[3]		0.53		0.53		1.61		68	5
12-31-2007	13.14	0.19	[2]	0.48	0.67	(0.31)	(0.52)	—	(0.83)	12.98	5.19	[3]	0.52		0.51		1.37		137	11
12-31-2006	11.57	0.16	[2]	1.59	1.75	(0.12)	(0.06)	—	(0.18)	13.14	15.33	[3,5]	0.52		0.52		1.34		160	2
1. Unaudited. 2. Based on the average daily shares outstanding. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Annualized. 5. John Hancock Life Insurance Company made a voluntary payment to the Portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.

36

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION John Hancock Variable Insurance Trust (the Trust) (formerly known as John Hancock Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company with multiple investment series (the Portfolios), thirteen of which are presented in this report. Each Portfolio is diversified for purposes of the Investment Company Act of 1940, as amended (the 1940 Act).

Core Balanced Trust, Core Balanced Strategy Trust and Core Strategy Trust Portfolios operate as “funds of funds,” investing in Series NAV shares of the underlying funds of the Trust and in other permitted investments.

The Portfolios may offer up to four classes of shares: Series I, Series II, Series III and Series NAV. The shares offered by a specific Portfolio are shown on the Statements of Assets and Liabilities. Shares of the Portfolios are presently offered only to certain affiliates of John Hancock Investment Management Services, LLC (the Adviser) and Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Portfolios:

Security Valuation  Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Portfolios’ investments as of June 30, 2011, by major security category or type:

	Total Market Value at 6-30-11	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Equity Index Trust A
Common Stocks
Australia	$20,308,846	—	$20,308,846	—
Austria	770,687	—	770,687	—
Belgium	2,364,665	—	2,364,665	—
Bermuda	260,029	—	260,029	—
Brazil	5,242,561	$5,242,561	—	—
Canada	27,501,189	27,501,189	—	—
Cayman Islands	68,111	—	68,111	—
Chile	1,181,176	1,181,176	—	—
China	10,894,385	—	10,894,385	—
Colombia	660,094	660,094	—	—
Cyprus	42,358	—	42,358	—
Czech Republic	300,669	—	300,669	—
Denmark	2,538,479	—	2,538,479	—
Egypt	203,408	—	203,408	—
Finland	2,400,050	—	2,400,050	—
France	23,020,972	—	23,020,972	—
Germany	19,120,535	—	19,120,535	—
Greece	494,754	—	494,754	—
Hong Kong	8,976,714	15,263	8,961,451	—
Hungary	323,727	—	323,727	—
India	4,982,816	4,475,546	507,270	—
Indonesia	2,184,285	—	2,184,285	—
Ireland	1,610,362	35,296	1,575,066	—
Israel	1,645,583	—	1,645,583	—
Italy	6,122,666	—	6,122,666	—
Japan	44,724,766	—	44,724,766	—
Jersey, C.I.	158,746	—	158,746	—
Luxembourg	1,203,352	—	1,203,352	—
Macau	216,322	—	216,322	—
Malaysia	2,441,560	—	2,441,560	—
Mexico	3,589,670	3,525,455	64,215	—
Netherlands	11,165,526	—	11,165,526	—
New Zealand	334,585	—	334,585	—
Norway	1,911,696	—	1,911,696	—
Peru	443,926	443,926	—	—
Philippines	466,233	—	466,233	—
Poland	1,210,825	—	1,210,825	—
Portugal	566,762	—	566,762	—
Russia	5,815,685	4,533,599	1,282,086	—

37

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-11	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Equity Index Trust A (continued)
Singapore	$3,976,048	—	$3,976,048	—
South Africa	6,161,397	—	6,161,397	—
South Korea	12,342,355	$54,769	12,287,586	—
Spain	8,326,644	—	8,326,644	—
Sweden	6,129,553	—	6,129,553	—
Switzerland	21,268,820	—	21,268,820	—
Taiwan	7,285,905	—	7,285,905	—
Thailand	1,449,297	—	1,449,297	—
Turkey	1,223,664	—	1,223,664	—
Ukraine	22,804	—	22,804	—
United Kingdom	41,931,960	30,096	41,901,864	—
United States	316,494	—	316,494	—
Preferred Securities
Brazil	6,933,534	6,933,534	—	—
Germany	1,166,882	—	1,166,882	—
South Korea	329,835	—	329,835	—
Warrants	3,156	3,156	—	—
Rights	12,824	9,962	2,862	—
Securities Lending Collateral	12,308,497	12,308,497	—	—
Short-Term Investments	4,932,802	4,932,802	—	—
Total Investments in Securities	$353,591,246	$71,886,921	$281,704,325	—
Other Financial Instruments:
Futures	$406,022	$406,022	—	—
Forward Foreign Currency Contracts	$174,218	—	$174,218	—

International Equity Index Trust B
Common Stocks
Australia	$19,362,750	—	$19,362,750	—
Austria	734,570	—	734,570	—
Belgium	2,200,883	—	2,200,883	—
Bermuda	220,006	—	220,006	—
Brazil	5,601,855	$5,601,855	—	—
Canada	26,129,810	26,129,810	—	—
Cayman Islands	61,300	—	61,300	—
Chile	1,337,687	982,083	355,604	—
China	10,693,770	—	10,693,770	—
Colombia	791,897	791,897	—	—
Cyprus	48,349	—	48,349	—
Czech Republic	327,938	—	327,938	—
Denmark	2,440,506	—	2,440,506	—
Egypt	259,919	—	259,919	—
Finland	2,213,685	—	2,213,685	—
France	22,037,123	—	22,037,123	—
Germany	18,712,904	—	18,712,904	—
Greece	459,151	—	459,151	—
Hong Kong	8,944,726	13,604	8,931,122	—
Hungary	308,693	—	308,693	—
India	5,880,604	5,593,768	286,836	—
Indonesia	2,068,823	6,775	2,062,048	—
Ireland	1,675,371	50,934	1,624,437	—
Israel	1,639,331	—	1,639,331	—
Italy	5,917,923	—	5,917,923	—
Japan	44,096,177	—	44,096,177	—
Jersey, C.I.	150,338	—	150,338	—
Luxembourg	1,192,886	—	1,192,886	—
Macau	213,115	—	213,115	—
Malaysia	2,464,104	—	2,464,104	—
Mauritius	45,347	—	45,347	—
Mexico	3,444,624	3,347,276	97,348	—
Netherlands	10,247,264	—	10,247,264	—
New Zealand	236,861	—	236,861	—
Norway	1,744,307	—	1,744,307	—
Peru	596,843	596,843	—	—
Philippines	495,076	—	495,076	—
Poland	1,218,308	—	1,218,308	—
Portugal	515,868	—	515,868	—
Russia	5,449,022	4,947,008	502,014	—
Singapore	3,882,791	—	3,882,791	—
South Africa	5,666,581	—	5,666,581	—
South Korea	11,652,896	295,267	11,357,629	—
Spain	8,072,180	—	8,072,180	—

38

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-11	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Equity Index Trust B (continued)
Sweden	$6,543,097	—	$6,543,097	—
Switzerland	20,361,528	—	20,361,528	—
Taiwan	7,883,177	—	7,883,177	—
Thailand	1,456,642	—	1,456,642	—
Turkey	1,005,732	—	1,005,732	—
Ukraine	22,721	—	22,721	—
United Kingdom	41,251,685	$145,464	41,106,221	—
United States	282,708	8,678	274,030	—
Preferred Securities
Brazil	6,964,852	6,964,852	—	—
Germany	1,210,933	—	1,210,933	—
Malaysia	674	—	674	—
South Korea	274,668	—	274,668	—
Rights	15,484	9,208	6,276	—
Warrants	3,130	3,130	—	—
Securities Lending Collateral	15,147,089	15,147,089	—	—
Short-Term Investments	2,575,331	—	2,575,331	—
Total Investments in Securities	$346,453,613	$70,635,541	$275,818,072	—
Other Financial Instruments:
Futures	$240,585	$240,585	—	—
Foreign Forward Currency Contracts	$155,533	—	$155,533	—

International Index Trust
Common Stocks
Australia	$188,126,875	—	$188,126,875	—
Austria	7,247,167	—	7,247,167	—
Belgium	21,107,612	—	21,107,612	—
Bermuda	2,063,265	—	2,063,265	—
China	613,057	—	613,057	—
Cyprus	473,930	—	473,930	—
Denmark	22,994,671	—	22,994,671	—
Finland	21,136,076	—	21,136,076	—
France	215,987,611	—	215,987,611	—
Germany	183,548,353	—	183,548,353	—
Greece	4,409,437	—	4,409,437	—
Hong Kong	58,139,350	—	58,139,350	—
Ireland	14,726,813	$352,725	14,374,088	—
Israel	15,395,657	—	15,395,657	—
Italy	57,598,308	—	57,598,308	—
Japan	438,937,427	—	438,937,427	—
Jersey, C.I.	1,446,711	—	1,446,711	—
Luxembourg	10,765,749	—	10,765,749	—
Macau	2,207,069	—	2,207,069	—
Mauritius	404,108	—	404,108	—
Mexico	763,342	—	763,342	—
Netherlands	99,460,149	—	99,460,149	—
New Zealand	2,600,466	—	2,600,466	—
Norway	16,223,387	—	16,223,387	—
Philippines	555,079	—	555,079	—
Portugal	5,406,014	—	5,406,014	—
Singapore	35,195,067	—	35,195,067	—
Spain	77,628,194	—	77,628,194	—
Sweden	66,331,951	—	66,331,951	—
Switzerland	192,119,149	—	192,119,149	—
United Kingdom	397,181,647	—	397,181,647	—
United States	3,989,682	1,223,217	2,766,465	—
Preferred Securities
Germany	11,676,988	—	11,676,988	—
Investment Companies
United States	29,063,256	29,063,256	—	—
Warrants	2	2	—	—
Rights	63,446	61,383	2,063	—
Securities Lending Collateral	60,428,008	60,428,008	—	—
Short-Term Investments	10,187,000	—	10,187,000	—
Total Investments in Securities	$2,276,202,073	$91,128,591	$2,185,073,482	—
Other Financial Instruments:
Futures	$480,473	$480,473	—	—

39

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-11	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mid Cap Index Trust
Common Stocks
Consumer Discretionary	$172,485,291	$172,485,291	—	—
Consumer Staples	53,174,390	53,174,390	—	—
Energy	101,664,674	93,992,317	$7,672,357	—
Financials	242,398,262	242,398,262	—	—
Health Care	138,746,555	138,746,555	—	—
Industrials	198,075,641	198,075,641	—	—
Information Technology	203,048,231	203,048,231	—	—
Materials	93,510,052	93,510,052	—	—
Telecommunication Services	6,300,080	6,300,080	—	—
Utilities	70,881,419	70,881,419	—	—
Warrants	748	748	—	—
Securities Lending Collateral	158,632,712	158,632,712	—	—
Short-Term Investments	4,305,000	—	4,305,000	—
Total Investments in Securities	$1,443,223,055	$1,431,245,698	$11,977,357	—
Other Financial Instruments:
Futures	$85,979	$85,979	—	—

Small Cap Index Trust
Common Stocks
Consumer Discretionary	$101,808,518	$101,808,518	—	—
Consumer Staples	25,582,184	25,582,184	—	—
Energy	54,133,913	54,117,491	$16,422	—
Financials	158,576,154	158,576,154	—	—
Health Care	96,224,398	96,214,051	—	$10,347
Industrials	118,543,647	118,543,647	—	—
Information Technology	141,900,441	141,900,441	—	—
Materials	37,687,270	37,687,270	—	—
Telecommunication Services	8,422,660	8,422,660	—	—
Utilities	24,753,372	24,753,372	—	—
Preferred Securities
Health Care	1,674	1,674	—	—
Warrants	201	201	—	—
Corporate Bonds
Financials	10,354	—	10,354	—
Securities Lending Collateral	138,100,338	138,100,338	—	—
Short-Term Investments	12,426,000	—	12,426,000	—
Total Investments in Securities	$918,171,124	$905,708,001	$12,452,776	$10,347
Other Financial Instruments:
Futures	$722,016	$722,016	—	—

Total Stock Market Index Trust
Common Stocks
Consumer Discretionary	$48,411,923	$48,411,923	—	—
Consumer Staples	37,923,488	37,923,488	—	—
Energy	48,929,344	48,750,142	$179,202	—
Financials	64,064,893	64,064,893	—	—
Health Care	43,330,414	43,329,558	—	$856
Industrials	44,323,133	44,323,133	—	—
Information Technology	70,819,260	70,819,260	—	—
Materials	17,678,142	17,678,142	—	—
Telecommunication Services	10,551,616	10,551,616	—	—
Utilities	13,049,136	13,049,136	—	—
Rights	19,679	18,417	1,262	—
Warrants	40	40	—	—
Corporate Bonds
Financials	1,670	—	1,670	—
Securities Lending Collateral	33,756,877	33,756,877	—	—
Short-Term Investments	1,955,000	—	1,955,000	—
Total Investments in Securities	$434,814,615	$432,676,625	$2,137,134	$856
Other Financial Instruments:
Futures	$105,510	$105,510	—	—

As of June 30, 2011, all investments of the Core Balanced Trust, Core Balanced Strategy Trust and Core Strategy Trust are categorized as Level 1 under the hierarchy described above.

For 500 Index Trust and 500 Index Trust B, all investments are categorized as Level 1, including futures contracts, under the hierarchy described above, except for repurchase agreements, which are categorized as Level 2.

For Total Bond Market Trust A and Total Bond Market Trust B, all investments are categorized as Level 2 under the hierarchy described above, except for securities lending collateral and money market funds, which are categorized as Level 1.

40

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six months ended June 30, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Portfolios use the following valuation techniques. Equity securities held by the Portfolios are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Portfolios in open-end mutual funds and/or underlying affiliated funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Portfolios’ Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Portfolios may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

New Accounting Pronouncement  In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Portfolios’ financial statements.

Repurchase Agreements  The Portfolios may enter into repurchase agreements. When the Portfolios enter into repurchase agreements, they receive collateral which is held in a segregated account by the Portfolios’ custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security Transactions and Related Investment Income  Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Portfolios become aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Real Estate Investment Trusts  From time to time, the Portfolios may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

Securities Lending  The Portfolios may lend their securities to earn additional income. They receive and maintain cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Portfolios will invest their collateral in JHCIT, an affiliate of the Portfolios, and as a result, the Portfolios will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Portfolios could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Portfolios may receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statements of Operations.

Foreign Currency Translation  Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Portfolios that invest internationally generally carry more risk than Portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

The Portfolios may be subject to capital gains and repatriation taxes as imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Line of Credit  The Portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Portfolios to make properly authorized payments. The Portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Portfolios’ property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, effective March 30, 2011, the Portfolios and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $200 million unsecured committed line of credit. Prior to March 30, 2011, the Portfolios had a similar agreement with State Street Bank and Trust Company. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statements of Operations. For the six months ended June 30, 2011, the Portfolios had no borrowings under the lines of credit.

41

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Expenses  The majority of expenses are directly attributable to an individual portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class Allocations  Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal Income Taxes  The Portfolios intend to continue to qualify as regulated investment companies by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, certain Portfolios have a capital loss carryforward available to offset future net realized capital gains as of December 31, 2010. Availability of a certain amount of the loss carryforward, which was acquired in a merger, may be limited in a given year. The following table details the capital loss carryforward available as of December 31, 2010:

	CAPITAL LOSS CARRYFORWARD
PORTFOLIO	2014	2015	2016	2017	2018
500 Index Trust B	—	—	—	$17,002,965	—
Core Strategy Trust	—	—	—	36,363,635	—
International Equity Index Trust B	—	—	—	3,179,151	$1,514,111
Total Bond Market Trust A	—	—	—	346,134	595,905
Total Bond Market Trust B	$1,425,525	$257,971	$612,440	886,914	—
Total Stock Market Index Trust	—	—	—	1,428,256	—

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Portfolios will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of December 31, 2010, the Portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on June 30, 2011, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
500 Index Trust	$5,183,871,131	$1,681,942,852	($148,519,305)	$1,533,423,547
500 Index Trust B	883,764,322	154,646,313	(103,570,704)	51,075,609
Core Balanced Trust	186,569,672	21,506,751	—	21,506,751
Core Balanced Strategy Trust	3,551,173	354,510	—	354,510
Core Strategy Trust	634,623,627	106,729,037	—	106,729,037
International Equity Index Trust A	276,641,901	86,210,886	(9,261,541)	76,949,345
International Equity Index Trust B	285,748,798	83,802,210	(23,097,395)	60,704,815
International Index Trust	1,811,351,857	527,967,078	(63,116,862)	464,850,216
Mid Cap Index Trust	1,166,075,859	325,688,343	(48,541,147)	277,147,196
Small Cap Index Trust	680,225,190	256,927,180	(18,981,246)	237,945,934
Total Bond Market Trust A	1,511,985,682	65,143,587	(4,767,281)	60,376,306
Total Bond Market Trust B	152,183,274	9,480,405	(500,640)	8,979,765
Total Stock Market Index Trust	370,763,178	103,771,955	(39,720,518)	64,051,437

Distribution of Income and Gains  Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Portfolios generally declare and pay dividends and capital gain distributions, if any, at least annually.

Distributions paid by the Portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Short term gains from underlying funds are treated as ordinary income for tax purposes. The final determination of tax characteristics of the Portfolio’s distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sales loss deferrals, foreign currency transactions, passive foreign investment companies, derivatives transactions, partnerships and amortization and accretion on debt securities.

3.  DERIVATIVE INSTRUMENTS The Portfolios may invest in derivatives in order to meet their investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Portfolios to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Portfolios will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Portfolios will succeed in enforcing them.

Futures  A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statements of Assets and Liabilities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract

42

DERIVATIVE INSTRUMENTS, CONTINUED

value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) is recorded by the Portfolios.

The following table summarizes the contracts held at June 30, 2011 and the range of futures contracts absolute notional amounts held by the Portfolios during the six months ended June 30, 2011, as measured at each quarter end. In addition, the table details how the Portfolios used futures contracts during the six months ended June 30, 2011.

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
500 Index Trust
The Portfolio used futures contracts to manage against anticipated changes in securities markets, maintain diversity and liquidity of the Portfolio and as a substitute for securities purchased. During the six months ended June 30, 2011, the Portfolio held futures contracts with total notional values ranging from $59.5 million to $104.2 million.

500 Index Trust	S&P 500 Index Futures	325	Long	Sep 2011	$104,159,442	$2,724,934
					$104,159,442	$2,724,934

500 Index Trust B
The Portfolio used futures contracts to manage against anticipated changes in securities markets, maintain diversity and liquidity of the Portfolio and as a substitute for securities purchased. During the six months ended June 30, 2011, the Portfolio held futures contracts with total notional values ranging from $27.2 million to $28.9 million.

500 Index Trust B	S&P 500 Index Futures	88	Long	Sep 2011	$28,941,000	$791,534
					$28,941,000	$791,534

International Equity Index Trust A
The Portfolio used futures contracts as a substitute for securities purchased. During the six months ended June 30, 2011, the Portfolio held futures contracts with total notional values ranging from $14.0 million to $15.2 million.

International Equity Index Trust A	ASX SPI 200 Index Futures	6	Long	Sep 2011	$740,221	$8,839
	CAC 40 Index Futures	23	Long	Sep 2011	1,327,967	44,527
	DAX Index Futures	6	Long	Sep 2011	1,607,817	36,163
	FTSE 100 Index Futures	22	Long	Sep 2011	2,084,109	57,818
	FTSE MIB Index Futures	2	Long	Sep 2011	293,119	2,436
	Hang Seng Index Futures	5	Long	Jul 2011	720,537	13,146
	IBEX 35 Index Futures	3	Long	Jul 2011	446,922	13,573
	MSCI Taiwan Index Futures	70	Long	Jul 2011	2,073,400	28,185
	OMX 30 Index Futures	77	Long	Jul 2011	1,357,348	15,886
	S&P/TSE 60 Index Futures	5	Long	Sep 2011	790,295	6,480
	TOPIX Index Futures	36	Long	Sep 2011	3,798,770	178,969
					$15,240,505	$406,022

International Equity Index Trust B
The Portfolio used futures contracts as a substitute for securities purchased. During the six months ended June 30, 2011, the Portfolio held futures contracts with total notional values ranging from $9.1 million to $11.8 million.

International Equity Index Trust B	ASX SPI 200 Index Futures	5	Long	Sep 2011	$616,851	$7,597
	CAC 40 Index Futures	18	Long	Sep 2011	1,039,279	34,847
	DAX Index Futures	2	Long	Sep 2011	535,939	12,054
	FTSE 100 Index Futures	9	Long	Sep 2011	852,590	20,764
	FTSE MIB Index Futures	1	Long	Sep 2011	146,559	1,218
	Hang Seng Index Futures	3	Long	Jul 2011	432,322	8,847
	IBEX 35 Index Futures	1	Long	Jul 2011	148,974	4,524
	MSCI Taiwan Index Futures	50	Long	Jul 2011	1,481,000	20,155
	OMX 30 Index Futures	20	Long	Jul 2011	352,558	4,126
	S&P/TSE 60 Index Futures	6	Long	Sep 2011	948,354	7,777
	TOPIX Index Futures	24	Long	Sep 2011	2,532,513	118,676
					$9,086,939	$240,585

International Index Trust
The Portfolio used futures contracts to manage against anticipated currency exchange rate changes or changes in securities markets, maintain diversity and liquidity of the Portfolio and as a substitute for securities purchased. During the six months ended June 30, 2011, the Portfolio held futures contracts with total notional values ranging from $48.2 million to $54.2 million.

International Index Trust	ASX SPI 200 Index Futures	20	Long	Sep 2011	$2,467,402	$69,995
	Australian Dollar Currency Futures	24	Long	Sep 2011	2,550,240	11,097
	Euro Currency Futures	49	Long	Sep 2011	8,873,900	(99,434)
	Euro STOXX 50 Index Futures	194	Long	Sep 2011	8,012,251	206,733
	FTSE 100 Index Futures	64	Long	Sep 2011	6,062,863	225,584
	Hang Seng Stock Index Futures	6	Long	Sep 2011	859,401	(11,394)

43

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
International Index Trust (continued)	Japanese Yen Currency Futures	30	Long	Sep 2011	$4,662,375	($21,128)
	Pound Sterling Currency Futures	51	Long	Sep 2011	5,116,256	(120,705)
	Swiss Franc Currency Futures	14	Long	Sep 2011	2,083,725	634
	Swiss Market Index Futures	36	Long	Sep 2011	2,649,634	20,886
	TOPIX Index Futures	47	Long	Sep 2011	4,959,506	198,205
					$48,297,553	$480,473

Mid Cap Index Trust
The Portfolio used futures contracts to manage against anticipated changes in securities markets, maintain diversity and liquidity of the Portfolio and as a substitute for securities purchased. During the six months ended June 30, 2011, the Portfolio held futures contracts with total notional values ranging from $3.5 million to $26.7 million.

Mid Cap Index Trust	S&P Midcap 400 E-Mini Index Futures	37	Long	Sep 2011	$3,527,071	$85,979
					$3,527,071	$85,979

Small Cap Index Trust
The Portfolio used futures contracts to manage against anticipated changes in securities markets, maintain diversity and liquidity of the Portfolio and as a substitute for securities purchased. During the six months ended June 30, 2011, the Portfolio held futures contracts with total notional values ranging from $7.1 million to $17.4 million.

Small Cap Index Trust	Russell 2000 Mini Index Futures	220	Long	Sep 2011	$17,436,784	$722,016
					$17,436,784	$722,016
Total Stock Market Index Trust
The Portfolio used futures contracts to manage against anticipated changes in securities markets, maintain diversity and liquidity of the Portfolio and as a substitute for securities purchased. During the six months ended June 30, 2011, the Portfolio held futures contracts with total notional values ranging from $3.3 million to $5.6 million.

Total Stock Market Index Trust
	Russell 2000 Mini Index Futures	6	Long	Sep 2011	$475,319	$19,921
	S&P 500 Index Futures	8	Long	Sep 2011	2,554,869	76,131
	S&P Midcap 400 E-Mini Index Futures	3	Long	Sep 2011	283,492	9,458
					$3,313,680	$105,510

Forward Foreign Currency Contracts  A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Portfolios’ total returns, and the potential for losses in excess of the amounts recognized on the Statements of Assets and Liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Portfolios as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

The following table summarizes the contracts held at June 30, 2011 and the range of USD absolute value held by the Portfolios during the six months ended June 30, 2011, as measured at each quarter end. In addition, the table details how the Portfolios used forward foreign currency contracts during the six months ended June 30, 2011.

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
International Equity Index A
The Trust uses forward foreign currency contracts to gain exposure to foreign currencies. During the six months ended June 30, 2011, the Portfolio held forward foreign currency contracts with USD absolute notional values ranging from $9.2 million to $12.7 million.

International Equity Index A	BUYS
	Australian Dollar	700,000	$726,404	Credit Suisse First Boston London	7/15/2011	$23,428
	Canadian Dollar	750,000	772,918	Credit Suisse First Boston London	7/15/2011	4,536
	Euro	24,000,000	3,405,050	Morgan Stanley and Company, Inc.	7/15/2011	74,333
	Hong Kong Dollar	5,000,000	643,364	Credit Suisse First Boston London	7/15/2011	(795
	Japanese Yen	325,000,000	3,946,282	Credit Suisse First Boston London	7/15/2011	90,990
	Pound Sterling	1,200,000	1,946,298	Morgan Stanley and Company, Inc.	7/15/2011	(20,601
	Swedish Krona	8,000,000	1,261,729	Morgan Stanley and Company, Inc.	7/15/2011	2,327
			$12,702,045			$174,218

44

DERIVATIVE INSTRUMENTS, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	PRINCIPAL AMOUNT COVERED BY CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
International Equity Index B
The Trust uses forward foreign currency contracts to gain exposure to foreign currencies. During the six months ended June 30, 2011, the Portfolio held forward foreign currency contracts with USD absolute notional values ranging from $10.0 million to $10.4 million.

International Equity Index B	BUYS
	Australian Dollar	800,000	$830,640	Societe Generale	7/15/2011	$26,311
	Canadian Dollar	1,000,000	1,031,140	Goldman Sachs & Company	7/15/2011	5,463
	Euro Currency	2,000,000	2,840,160	Goldman Sachs & Company	7/15/2011	59,326
	Hong Kong Dollar	3,500,000	450,329	Societe Generale	7/15/2011	(530)
	Japanese Yen	280,000,000	3,399,915	Societe Generale	7/15/2011	78,350
	Pound Sterling	800,000	1,297,776	Goldman Sachs & Company	7/15/2011	(13,978
	Swedish Krona	3,500,000	552,434	Goldman Sachs & Company	7/15/2011	591
			$10,402,394			$155,533

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Portfolios at June 30, 2011 by risk category:

Portfolio	Risk	Statement of Assets and Liabilities location	Financial instruments location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
500 Index Trust	Equity contracts	Receivable/payable for futures	Futures†	$2,724,934	—
	Total			$2,724,934	—
500 Index Trust B	Equity contracts	Receivable/payable for futures	Futures†	$791,534	—
	Total			$791,534	—
International Equity Index Trust A	Equity contracts	Receivable/payable for futures	Futures†	$406,022	—
	Foreign currency contracts	Receivable/payable for foreign forward currency exchange contracts	Foreign forward currency contracts	195,614	($21,396)
	Total			$601,636	($21,396)
International Equity Index Trust B	Equity contracts	Receivable/payable for futures	Futures†	$240,585	—
	Foreign currency contracts	Receivable/payable for foreign forward currency exchange contracts	Foreign forward currency contracts	170,041	($14,508)
	Total			$410,626	($14,508)
International Index Trust	Equity contracts	Receivable/payable for futures	Futures†	$721,403	($11,394)
	Foreign currency contracts	Receivable/payable for futures	Futures†	11,731	(241,267)
	Total			$733,134	($252,661)
Mid Cap Index Trust	Equity contracts	Receivable/payable for futures	Futures†	$85,979	—
	Total			$85,979	—
Small Cap Index Trust	Equity contracts	Receivable/payable for futures	Futures†	$722,016	—
	Total			$722,016	—
Total Stock Market Index Trust	Equity contracts	Receivable/payable for futures	Futures†	$105,510	—
	Total			$105,510	—

†	Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the year end variation margin is separately disclosed in the Statements of Assets and Liabilities.

Effect of derivative instruments on the Statements of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2011:

Statement of Operations Location — Net Realized Gain (Loss) on:
Portfolio	Risk	Futures contracts	Foreign Currency Transactions*	Total
500 Index Trust	Equity contracts	$3,693,207	—	$3,693,207
	Total	$3,693,207	—	$3,693,207

500 Index Trust B	Equity contracts	$1,726,309	—	$1,726,309
	Total	$1,726,309	—	$1,726,309

International Equity Index Trust A	Equity contracts	($414,203)	—	($414,203)
	Foreign currency contracts	—	$548,840	548,840
	Total	($414,203)	$548,840	$134,637

45

DERIVATIVE INSTRUMENTS, CONTINUED

Statement of Operations Location — Net Realized Gain (Loss) on:
Portfolio	Risk	Futures contracts	Foreign Currency Transactions*	Total
International Equity Index Trust B	Equity contracts	($282,824)	—	($282,824)
	Foreign currency contracts	—	$474,805	474,805
	Total	($282,824)	$474,805	$191,981

International Index Trust	Equity contracts	($972,295)	—	($972,295)
	Foreign currency contracts	2,115,648	—	2,115,648
	Total	$1,143,353	—	$1,143,353

Mid Cap Index Trust	Equity contracts	$1,236,252	—	$1,236,252
	Total	$1,236,252	—	$1,236,252

Small Cap Index Trust	Equity contracts	$662,920	—	$662,920
	Total	$662,920	—	$662,920

Total Stock Market Index Trust	Equity contracts	$157,874	—	$157,874
	Total	$157,874	—	$157,874

*	Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statements of Operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2011:

Statement of Operations Location — Change in Unrealized Appreciation (Depreciation) of:
Portfolio	Risk	Futures contracts	Translation of assets and liabilities in foreign currencies*	Total
500 Index Trust	Equity contracts	$1,224,303	—	$1,224,303
	Total	$1,224,303	—	$1,224,303

500 Index Trust B	Equity contracts	$132,720	—	$132,720
	Total	$132,720	—	$132,720

International Equity Index Trust A	Equity contracts	$347,331	—	$347,331
	Foreign currency contracts	—	$32,879	32,879
	Total	$347,331	$32,879	$380,210

International Equity Index Trust B	Equity contracts	$171,801	—	$171,801
	Foreign currency contracts	—	($27,979)	(27,979)
	Total	$171,801	($27,979)	$143,822

International Index Trust	Equity contracts	$734,318	—	$734,318
	Foreign currency contracts	(657,263)	—	(657,263)
	Total	$77,055	—	$77,055

Mid Cap Index Trust	Equity contracts	($109,437)	—	($109,437)
	Total	($109,437)	—	($109,437)

Small Cap Index Trust	Equity contracts	$544,768	—	$544,768
	Total	$544,768	—	$544,768

Total Stock Market Index Trust	Equity contracts	($22,795)	—	($22,795)
	Total	($22,795)	—	($22,795)

*	Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statements of Operations.

4.  GUARANTEES AND INDEMNIFICATIONS Under the Portfolios’ organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. The risk of material loss from such claims is considered remote.

5.  FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Investment Management Services, LLC serves as investment adviser for the Portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of MFC.

Management Fee The Portfolios have an investment management agreement with the Adviser under which the Portfolios pay a daily management fee to the Adviser equivalent, on an annual basis, as detailed below. Aggregate net assets include the net assets of the Portfolios and the net assets of a similar fund of John Hancock Funds II (JHF II), unless otherwise noted below. JHF II Funds are advised by the Adviser and are distributed by an affiliate of the Adviser, John Hancock Funds, LLC.

•	500 Index Trust — a) 0.470% of the first $500 million of aggregate net assets and b) 0.460% of the excess over $500 million of aggregate net assets.

46

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

•	500 Index Trust B — a) 0.470% of the first $500 million of average net assets and b) 0.460% of the excess over $500 million of average net assets.

•	International Equity Index Trust A — a) 0.550% of the first $100 million of aggregate net assets and b) 0.530% of the excess over $100 million of aggregate net assets.

•	International Equity Index Trust B — a) 0.550% of the first $100 million of average net assets and b) 0.530% of the excess over $100 million of average net assets.

•	International Index Trust — a) 0.490% of the first $500 million of average net assets and b) 0.475% of the excess over $500 million of average net assets.

•	Mid Cap Index Trust and Small Cap Index Trust — a) 0.490% of the first $250 million of aggregate net assets; b) 0.480% of aggregate net assets between $250 million and $500 million; and c) 0.460% of the excess over $500 million of aggregate net assets.

•	Total Bond Market Trust A and Total Bond Market Trust B — 0.470% of average net assets.

•	Total Stock Market Index Trust — a) 0.490% of the first $250 million of aggregate net assets; b) 0.480% of aggregate net assets between $250 million and $500 million; and c) 0.460% of the excess over $500 million of aggregate net assets.

•	Core Balanced Trust, Core Balanced Strategy Trust and Core Strategy Trust — The advisory fee has two components: (a) a fee on net assets invested in affiliated funds (Affiliated Fund Assets) and (b) a fee on net assets not invested in affiliated funds (Other Assets). Affiliated funds are any fund of the Trust, JHF II and John Hancock Funds III (JHF III) excluding John Hancock Money Market Trust B, John Hancock 500 Index Trust B, John Hancock International Equity Index Trust B and John Hancock Total Bond Market Trust B. The rates outlined below are applied to the Affiliated Fund Assets and Other Assets of Core Balanced Trust, Core Balanced Strategy Trust and Core Strategy Trust.

	First $500 million of average net assets	Excess over $500 million of average net assets
Affiliated Fund Assets	0.050%	0.040%
Other Assets	0.500%	0.490%

The organizations described below act as the subadvisers to the Trust and its Portfolios pursuant to subadvisory agreements with the Adviser. Portfolio management is allocated among the following managers:

Portfolio	Subadviser
500 Index Trust	John Hancock Asset Management†**
500 Index Trust B	John Hancock Asset Management†**
Core Balanced Trust	John Hancock Asset Management*
Core Balanced Strategy Trust	John Hancock Asset Management†*
Core Strategy Trust	John Hancock Asset Management†*
International Equity Index Trust A	SSgA Funds Management, Inc.
International Equity Index Trust B	SSgA Funds Management, Inc.
International Index Trust	John Hancock Asset Management†**
Mid Cap Index Trust	John Hancock Asset Management†**
Small Cap Index Trust	John Hancock Asset Management†**
Total Bond Market Trust A	Declaration Management and Research, LLC†
Total Bond Market Trust B	Declaration Management and Research, LLC†
Total Stock Market Index Trust	John Hancock Asset Management†**

†	An affiliate of the Adviser.

*	Effective 1-1-11 John Hancock Asset Management became subadviser. Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

**	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

The Portfolios are not responsible for payment of the subadvisory fees. The investment management fees incurred for the six months ended June 30, 2011 were equivalent to an annual effective rate of the Portfolios’ average daily net assets as follows:

Portfolio	Annual Effective Rate	Portfolio	Annual Effective Rate
500 Index Trust	0.46%	International Index Trust	0.48%
500 Index Trust B	0.47%	Mid Cap Index Trust	0.47%
Core Balanced Trust	0.05%	Small Cap Index Trust	0.47%
Core Balanced Strategy Trust	0.05%	Total Bond Market Trust A	0.47%
Core Strategy Trust	0.05%	Total Bond Market Trust B	0.47%
International Equity Index Trust A	0.53%	Total Stock Market Trust	0.49%
International Equity Index Trust B	0.54%

Expense Reimbursements  The Adviser has voluntarily agreed to waive a portion of its management fee if certain expenses of the respective Portfolios exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, litigation and indemnification expenses, interest, extraordinary expenses not incurred in the ordinary course of the Portfolios’ business, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage and fees under any agreements or plans of the Portfolios dealing with services for shareholders and others with beneficial interests in shares of the Portfolios. This expense reduction will continue in effect until terminated by the Adviser.

47

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Portfolio	Expense Limitation as a Percentage of Average Net Assets
500 Index Trust	0.075%
Core Strategy Trust	0.100%*
International Equity Index Trust A	0.075%
International Index Trust	0.075%
Mid Cap Index Trust	0.075%
Small Cap Index Trust	0.075%
Total Bond Market Trust A	0.075%
Total Stock Market Index Trust	0.075%

*	Effective May 1, 2011.

Effective May 31, 2011, the Adviser has contractually agreed to waive a portion of its management fee for certain Portfolios (the Participating Portfolios) of the Trust and JHF II. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Portfolio. This arrangement may be amended or terminated at any time by the Adviser upon notice to the Portfolios and approval of the Board of Trustees. Prior to May 31, 2011, the waiver was, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeded $85 billion.

The Adviser has contractually agreed to waive its advisory fee for 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B in an amount so that the annual operating expenses do not exceed 0.25%, 0.34% and 0.25%, respectively. The waiver excludes taxes, brokerage commissions, interest, litigation, underlying fund expenses and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business and short dividends. The expense waivers will remain in effect until April 30, 2012, and may terminate any time thereafter.

The Adviser has contractually agreed to limit the expenses of Core Balanced Strategy Trust so that total expenses will not exceed 0.04% of the average daily net assets of the Portfolio. The waiver excludes advisory fees, Rule 12b-1 fees, taxes, brokerage commissions, expenses of underlying funds, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business and short dividends. The expense reimbursement will remain in effect until April 30, 2013 and may terminate any time thereafter. Prior to May 1, 2011, the Adviser had contractually agreed to waive its advisory fee for the Portfolio.

The Adviser has contractually agreed to limit the expenses of Core Strategy Trust so that total expenses will not exceed and 0.02% of the average daily net assets of the Portfolio. The waiver excludes the expenses of the underlying funds, Rule 12b-1 fees, taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business and short dividends. This agreement was terminated on May 1, 2011.

The Adviser has contractually agreed to limit the expenses of Core Balanced Trust so that total expenses will not exceed 0.07% of the average daily net assets of the Portfolio. The waiver excludes advisory fees, Rule 12b-1 fees, taxes, brokerage commissions, interest, litigation, underlying fund expenses and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business and short dividends. The expense reimbursement will remain in effect until April 30, 2013 and may terminate any time thereafter.

For the six months ended June 30, 2011, the waivers and/or reimbursements under these agreements amounted to:

Portfolio	Total
500 Index Trust	$88,131
500 Index Trust B	1,079,641
Core Balanced Strategy Trust	24,953
Core Strategy Trust	129,763
International Equity Index Trust A	4,795
International Equity Index Trust B	417,001
International Index Trust	30,007
Mid Cap Index Trust	17,317
Small Cap Index Trust	10,732
Total Bond Market Trust A	20,643
Total Bond Market Trust B	215,143
Total Stock Market Index Trust	5,474

Expense Recapture The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred. The table below outlines the amounts recovered during the six months ended June 30, 2011 and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

Portfolio	Amounts eligible for recovery through 12-1-2012	Amounts eligible for recovery through 12-1-2013	Amounts eligible for recovery through 6-1-2014	Amount recovered during the period ended 6-30-2011
500 Index Trust B	$1,702,078	$1,923,683	$1,067,269	—
Core Balanced Trust	12,214	8,655	—	$19,990
Core Balanced Strategy Trust	38,694	53,197	24,323	—
International Equity Index Trust B	763,908	770,742	412,105	—
Total Bond Market Trust B	421,668	438,205	212,942	—

48

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Accounting and Legal Services Pursuant to a service agreement, the Portfolios reimburse the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended June 30, 2011 amounted to an annual rate of 0.01% of each Portfolio’s average daily net assets.

Distribution and Service Plans The Portfolios have a distribution agreement with the Distributor. The Portfolios have adopted distribution and service plans with respect to Series I and Series II shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Portfolios. The Portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Portfolios’ shares.

Class	12b-1 Fee
Series I	0.05%
Series II	0.25%

Trustee Expenses  The Portfolios compensate each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Portfolio based on its average daily net assets.

6.  PORTFOLIO SHARE TRANSACTIONS Transactions in Portfolio shares for the six months ended June 30, 2011 and for the year ended December 31, 2010 were as follows:

500 Index Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,937,783	$22,223,289	5,170,627	$52,845,870
Distributions reinvested	—	—	1,338,179	14,359,863
Repurchased	(4,671,598)	(53,783,137)	(8,743,239)	(86,899,302)
Net decrease	(2,733,815)	($31,559,848)	(2,234,433)	($19,693,569)
Series II shares
Sold	240,263	$2,747,832	171,239	$1,715,203
Distributions reinvested	—	—	60,034	640,314
Repurchased	(586,468)	(6,768,701)	(851,241)	(8,520,224)
Net decrease	(346,205)	($4,020,869)	(619,968)	($6,164,707)
Series NAV shares
Sold	4,656,859	$52,388,431	36,397,300	$346,473,148
Distributions reinvested	—	—	6,765,637	71,565,283
Repurchased	(12,900,803)	(147,033,059)	(30,451,240)	(319,875,504)
Net increase (decrease)	(8,243,944)	($94,644,628)	12,711,697	$98,162,927
Net increase (decrease)	(11,323,964)	($130,225,345)	9,857,296	$72,304,651
500 Index Trust B	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	1,081,855	$17,712,183	3,852,283	$55,251,862
Distributions reinvested	—	—	937,345	14,354,968
Repurchased	(3,081,741)	(51,083,311)	(7,055,622)	(101,104,876)
Net decrease	(1,999,886)	($33,371,128)	(2,265,994)	($31,498,046)
Core Balanced Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	372,511	$6,319,055	825,168	$12,730,435
Distributions reinvested	—	—	22,566	366,681
Repurchased	(41,260)	(699,178)	(20,166)	(317,493)
Net increase	331,251	$5,619,877	827,568	$12,779,623
Series II shares
Sold	2,153,768	$36,591,598	5,624,619	$86,701,873
Distributions reinvested	—	—	149,783	2,432,330
Repurchased	(99,073)	(1,675,649)	(538,228)	(8,027,070)
Net increase	2,054,695	$34,915,949	5,236,174	$81,107,133
Series NAV shares
Sold	20,772	$350,000	1,575	$25,000
Distributions reinvested	—	—	33	542
Repurchased	(102)	(1,732)	—	—
Net increase	20,670	$348,268	1,608	$25,542
Net increase	2,406,616	$40,884,094	6,065,350	$93,912,298
Core Balanced Strategy Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	—	—	71,810	$993,492
Distributions reinvested	—	—	6,660	97,293
Repurchased	(2,025)	($30,517)	(25,990)	(364,038)
Net increase (decrease)	(2,025)	($30,517)	52,480	$726,747
Net increase (decrease)	(2,025)	($30,517)	52,480	$726,747

49

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Core Strategy Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	328	$4,271	1,361	$16,940
Distributions reinvested	—	—	90	1,141
Repurchased	(342)	(4,499)	(11,898)	(139,039)
Net decrease	(14)	($228)	(10,447)	($120,958)
Series II shares
Sold	1,661,231	$21,740,919	4,013,191	$48,126,851
Distributions reinvested	—	—	1,057,530	13,428,220
Repurchased	(1,513,866)	(19,920,197)	(2,472,070)	(29,036,143)
Net increase	147,365	$1,820,722	2,598,651	$32,518,928
Series NAV shares
Sold	662,836	$8,636,944	864,259	$10,333,071
Distributions reinvested	—	—	33,613	425,485
Repurchased	(193,108)	(2,534,560)	(189,100)	(2,203,715)
Net increase	469,728	$6,102,384	708,772	$8,554,841
Net increase	617,079	$7,922,878	3,296,976	$40,952,811
International Equity Index Trust A	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	357,601	$4,102,223	3,677,132	$51,644,963
Issued in reorganization (Note 10)	—	—	2,450,774	35,712,617
Distributions reinvested	—	—	8,757,602	86,698,226
Repurchased	(1,383,979)	(15,714,742)	(3,047,585)	(36,693,632)
Net increase (decrease)	(1,026,378)	($11,612,519)	11,837,923	$137,362,174
Series II shares
Sold	32,105	$366,117	372,722	$4,883,155
Issued in reorganization (Note 10)	—	—	1,902,996	27,723,515
Distributions reinvested	—	—	1,269,222	12,542,484
Repurchased	(458,218)	(5,206,691)	(945,664)	(11,669,600)
Net increase (decrease)	(426,113)	($4,840,574)	2,599,276	$33,479,554
Class NAV shares
Sold	184,478	$2,078,802	428,326	$4,525,166
Issued in reorganization (Note 10)	—	—	668,344	9,739,094
Distributions reinvested	—	—	285,418	2,823,815
Repurchased	(118,773)	(1,346,878)	(291,319)	(3,308,003)
Net increase	65,705	$731,924	1,090,769	$13,780,072
Net increase (decrease)	(1,386,786)	($15,721,169)	15,527,968	$184,621,800
International Equity Index Trust B	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	572,973	$9,411,108	1,320,647	$19,330,241
Distributions reinvested	—	—	549,767	8,501,709
Repurchased	(2,789,406)	(45,607,759)	(2,971,413)	(43,842,474)
Net decrease	(2,216,433)	($36,196,651)	(1,100,999)	($16,010,524)
Net decrease	(2,216,433)	($36,196,651)	(1,100,999)	($16,010,524)
International Index Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	2,902,603	$51,272,523	16,920,677	$261,953,709
Distributions reinvested	—	—	4,442,723	73,734,008
Repurchased	(5,070,803)	(92,635,880)	(8,508,092)	(139,992,713)
Net increase (decrease)	(2,168,200)	($41,363,357)	12,855,308	$195,695,004
Net increase (decrease)	(2,168,200)	($41,363,357)	12,855,308	$195,695,004
Mid Cap Index Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,792,676	$33,716,274	3,572,320	$57,693,784
Distributions reinvested	—	—	235,592	4,018,648
Repurchased	(783,353)	(14,624,241)	(2,065,286)	(30,892,602)
Net increase	1,009,323	$19,092,033	1,742,626	$30,819,830
Series II shares
Sold	113,137	$2,100,468	515,059	$8,040,344
Distributions reinvested	—	—	42,780	720,708
Repurchased	(481,794)	(9,035,437)	(1,261,420)	(19,103,134)
Net decrease	(368,657)	($6,934,969)	(703,581)	($10,342,082)
Series NAV shares
Sold	525,430	$9,768,789	1,879,303	$27,851,658
Distributions reinvested	—	—	409,167	6,943,901
Repurchased	(2,946,654)	(55,990,949)	(9,505,960)	(149,728,526)
Net decrease	(2,421,224)	($46,222,160)	(7,217,490)	($114,932,967)
Net decrease	(1,780,558)	($34,065,096)	(6,178,445)	($94,455,219)

50

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Small Cap Index Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	578,786	$8,423,826	2,319,391	$29,030,075
Distributions reinvested	—	—	73,860	961,345
Repurchased	(1,071,742)	(15,650,767)	(1,565,796)	(18,428,058)
Net increase (decrease)	(492,956)	($7,226,941)	827,455	$11,563,362
Series II shares
Sold	30,509	$444,326	289,100	$3,646,194
Distributions reinvested	—	—	15,464	192,029
Repurchased	(457,003)	(6,671,208)	(1,081,047)	(13,207,989)
Net decrease	(426,494)	($6,226,882)	(776,483)	($9,369,766)
Series NAV shares
Sold	1,091,376	$15,564,055	2,877,109	$32,782,118
Distributions reinvested	—	—	193,485	2,513,697
Repurchased	(2,702,255)	(40,022,801)	(9,706,787)	(122,527,778)
Net decrease	(1,610,879)	($24,458,746)	(6,636,193)	($87,231,963)
Net decrease	(2,530,329)	($37,912,569)	(6,585,221)	($85,038,367)
Total Bond Market Trust A	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	532,872	$7,413,425	1,747,549	$24,475,640
Distributions reinvested	—	—	167,018	2,300,291
Repurchased	(744,692)	(10,306,274)	(1,012,202)	(14,150,282)
Net increase (decrease)	(211,820)	($2,892,849)	902,365	$12,625,649
Series II shares
Sold	2,767,991	$38,900,220	3,422,806	$48,647,789
Distributions reinvested	—	—	72,429	995,556
Repurchased	(2,185,415)	(30,711,241)	(537,841)	(7,643,132)
Net increase	582,576	$8,188,979	2,957,394	$42,000,213
Series NAV shares
Sold	4,868,538	$67,346,243	21,195,154	$296,808,413
Distributions reinvested	—	—	2,991,508	41,251,495
Repurchased	(3,529,446)	(49,883,954)	(2,335,353)	(32,692,848)
Net increase	1,339,092	$17,462,289	21,851,309	$305,367,060
Net increase	1,709,848	$22,758,419	25,711,068	$359,992,922
Total Bond Market Trust B	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	321,276	$3,300,005	2,507,580	$25,920,939
Distributions reinvested	—	—	718,321	7,297,852
Repurchased	(1,207,000)	(12,366,193)	(2,739,897)	(28,612,436)
Net increase (decrease)	(885,724)	($9,066,188)	486,004	$4,606,355
Net increase (decrease)	(885,724)	($9,066,188)	486,004	$4,606,355
Total Stock Market Index Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	819,975	$10,010,772	2,033,225	$21,562,646
Distributions reinvested	—	—	291,278	3,302,451
Repurchased	(879,308)	(10,774,481)	(2,435,620)	(25,552,024)
Net decrease	(59,333)	($763,709)	(111,117)	($686,927)
Series II shares
Sold	5,962	$72,909	49,822	$531,044
Distributions reinvested	—	—	45,409	510,792
Repurchased	(417,170)	(5,071,798)	(904,936)	(9,528,232)
Net decrease	(411,208)	($4,998,889)	(809,705)	($8,486,396)
Series NAV shares
Sold	217,731	$2,663,644	213,147	$2,242,565
Distributions reinvested	—	—	83,496	946,061
Repurchased	(511,325)	(6,279,956)	(1,172,544)	(12,296,258)
Net decrease	(293,594)	($3,616,312)	(875,901)	($9,107,632)
Net decrease	(764,135)	($9,378,910)	(1,796,723)	($18,280,955)

Affiliated Share Ownership Affiliates of the Trust owned 100% shares of beneficial interest of Core Balanced Trust Series NAV on June 30, 2011.

51

7.  PURCHASE AND SALE OF SECURITIES Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, are aggregated below for the six months ended June 30, 2011. In addition, the purchases and sales of U.S. Treasury obligations are aggregated below for the six months ended June 30, 2011.

	PURCHASES		Sales and Maturities
Portfolio	U.S. Government	Other Issuers	U.S. Government	Other Issuers
500 Index Trust	—	$102,103,941	—	$230,699,687
500 Index Trust B	—	15,957,567	—	35,735,783
Core Balanced Trust	—	42,109,497	—	1,552,490
Core Balanced Strategy Trust	—	17	—	46,626
Core Strategy Trust	—	27,326,327	—	20,403,579
International Equity Index Trust A	—	5,159,090	—	16,568,799
International Equity Index Trust B	—	5,623,921	—	32,357,825
International Index Trust	—	191,695,321	—	186,640,234
Mid Cap Index Trust	—	74,620,042	—	89,036,991
Small Cap Index Trust	—	89,821,747	—	127,768,451
Total Bond Market Trust A	$15,326,455	161,861,733	$34,157,531	117,137,933
Total Bond Market Trust B	4,287,477	13,991,079	14,159,606	9,681,312
Total Stock Market Index Trust	—	4,718,793	—	10,371,405

8.  INVESTMENT BY AFFILIATED PORTFOLIOS Certain investors in the Portfolios are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the Portfolios’ net assets. For the six months ended June 30, 2011, the following Portfolios had an affiliate ownership concentration of 5% or more of the following Portfolios’ net assets:

Portfolio	Affiliated Concentration
500 Index Trust	82.6%
International Index Trust	100.0%
Mid Cap Index Trust	53.2%
Small Cap Index Trust	57.3%
Total Bond Market Trust A	88.1%

9.  INVESTMENT IN AFFILIATED UNDERLYING FUNDS Core Balanced Trust, Core Balanced Strategy Trust and Core Strategy Trust invest primarily in affiliated underlying funds that are managed by the Adviser and affiliates. The Portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Portfolios’ investments may represent a significant portion of each underlying fund’s net assets. For the six months ended June 30, 2011, the following Portfolios held 5% or more of an underlying fund’s net assets:

PORTFOLIO	AFFILIATED SERIES NAV	PERCENTAGE OF UNDERLYING FUND’S NET ASSETS
Core Balanced Trust	Balanced Trust	97.9%
Core Strategy Trust	International Index Trust	6.4%
	Total Bond Market Trust A	14.3%

10.  REORGANIZATION

Fiscal Year Ended December 31, 2010 Portfolio Merger  On April 16, 2010, the shareholders of Pacific Rim Trust (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of International Equity Index Trust A (the Acquiring Portfolio) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for a representative amount of shares of the Acquiring Portfolio; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to Acquired Portfolio’s shareholders of such Acquiring Portfolio’s shares. The reorganization was intended to consolidate the Acquired Portfolio with a portfolio with a similar objective. The combined portfolio may be better positioned in the market to increase asset size and achieve economies of scale. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization did not qualify as a tax-free reorganization for federal income tax purposes however, it is not expected to be a taxable event for contract owners. Thus, the investments were transferred to the Acquiring Portfolio at market value. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the NYSE on April 30, 2010. The following outlines the reorganization:

ACQUIRING PORTFOLIO	ACQUIRED PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE ACQUIRED PORTFOLIO	SHARES REDEEMED BY THE ACQUIRED PORTFOLIO	SHARES ISSUED BY THE ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO TOTAL NET ASSETS AFTER COMBINATION
International Equity Index Trust A	Pacific Rim Trust	$73,175,226	9,180,753	5,022,114	$272,817,923	$345,993,149

52

REORGANIZATION, CONTINUED

Assuming the acquisition had been completed on January 1, 2010, the beginning of the reporting period, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2010 would be as follows:

Net investment income	$6,323,917
Net gain/(loss)	28,855,134
Increase (decrease) in net assets from operations	35,179,051

Because the combined Portfolio has been managed as a single integrated Portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations at December 31, 2010. See Note 6 for capital shares issued in connection with the above referenced reorganization.

53

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees of the Advisory Agreement (the “Advisory Agreement”) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the “Subadvisory Agreements”) for each of the portfolios (the “Funds”) of John Hancock Variable Insurance Trust (the “Trust”) discussed in this semiannual report.

At in-person meetings on May 26-27, 2011, and with respect to certain of the Funds on June 22-24, 2011, respectively, the Board, including all the Independent Trustees, approved for an annual period the continuation of the Advisory and Subadvisory Agreements with respect to each of the Funds.

Evaluation by the Board of Trustees

The Board, including the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (each a “Sub-Adviser”, and collectively, the “Sub-Advisers”) and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with Securities and Exchange Commission rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

(1)	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the Sub-Advisers to the Funds;

(2)	the investment performance of the Funds and their Sub-Advisers;

(3)	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

(4)	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

(5)	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. The Board also takes into account any indirect benefits expected to be derived by the Adviser and its affiliates and the subadvisers and their affiliates from their relationships with the Funds. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated Sub-Advisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory and Subadvisory Agreements

At in-person meetings on May 26-27, 2011 and June 22-24, 2011, respectively, the Board, including all the Independent Trustees, re-approved the Advisory Agreement and the applicable Subadvisory Agreements with respect to each of the Funds.

In considering the Advisory Agreement and the Subadvisory Agreements, the Board received in advance of the meeting a variety of materials relating to each Fund, the Adviser and each Sub-Adviser, including comparative performance, fee and expense information for a peer group of similar mutual funds prepared by an independent third party provider of mutual fund data, including performance information for relevant benchmark indices and other information provided by the Adviser and the Sub-Advisers regarding the nature, extent and quality of services provided by the Adviser and the Sub-Advisers under their respective Agreements. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by the Adviser and the Sub-Advisers to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Sub-Advisers with respect to the Funds they manage. The Board noted the affiliation of certain of the Sub-Advisers with JHIMS, noting any potential conflicts of interest.

Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional information from management. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

Among the information received by the Board from the Adviser relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by JHIMS relating to its operations and personnel and information regarding JHIMS’ compliance and regulatory history. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considers the Adviser’s risk management processes. The Trustees also took into account their knowledge of JHIMS’s management and the quality of the performance of its duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of another trust in the complex.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers when considering approval of advisory and subadvisory agreements as listed above, the Board:

(1)–(a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’s personnel;

(b)  considered JHIMS’s compliance policies and procedures and noted its responsiveness to regulatory changes and mutual fund industry developments;

(c)  considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds;

(d)  reviewed the financial condition of the Adviser and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; and

(e)  recognized the Adviser’s reputation and experience in serving as an investment adviser to the Trust, and considered the benefit to contract holders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.

54

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

The Board concluded that JHIMS may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds;

(2)–(a) reviewed the investment performance of each of the Funds;

(b) reviewed the comparative performance of their respective benchmarks;

(c) considered the performance of comparable funds as included in a report prepared by an independent third party provider of mutual fund data (i.e., funds underlying variable insurance products having approximately the same investment classification/objective), if any. Such report included each Fund’s ranking within a smaller group of peer funds and the Fund’s ranking within broader groups of funds, as well as a description of the methodology used to determine the similarity of each Fund with the funds included in each group; and

(d) took into account JHIMS’ analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers.

(3)–(a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds and each of the funds of John Hancock Funds II (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”) and that, at the request of the Board, the Reimbursement rate was increased effective May 31, 2011. The current Reimbursement rate is as follows: The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than $100 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this semi-annual report are each of the fund of funds of the Trust and John Hancock Funds II.)

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints, and also noted that management had agreed to add breakpoints or implement additional breakpoints to the advisory fee structure of certain of the Funds; and

(c) The Board also considered the effect of the Funds’ growth in size on their performances and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than certain other fixed expenses.

(4)–(a) reviewed the financial statements of JHIMS and considered (i) an analysis presented by JHIMS regarding the net profitability to JHIMS and Manulife Financial Corporation, the Adviser’s parent, of each Fund and the net profitability to Manulife Financial Corporation of the retirement and variable insurance products for which the Trust serves as the underlying investment medium; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(b) reviewed and considered an analysis presented by JHIMS regarding the profitability of JHIMS’ relationship with each Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Funds;

(c) considered that the John Hancock insurance companies that are affiliates of JHIMS, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract owners under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(d) considered that JHIMS also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement and took into account information prepared by JHIMS indicating the allocation of such costs;

(e) noted that certain of the Funds’ Sub-Advisers are affiliates of the Adviser;

(f) John Hancock Distributors, LLC, an affiliate of the Adviser, provides distribution services to the Funds, and that JHIMS also derives reputational and other indirect benefits from providing advisory services to the Funds;

(g) noted that the subadvisory fees for the Funds are paid by JHIMS; and

(h) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser.

Based upon its review, the Board concluded that the Adviser and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

(5)–reviewed comparative information prepared by an independent third party provider of mutual fund data including, among other data, each Fund’s contractual and actual advisory and subadvisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Funds. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s actual and contractual management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board determined that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Adviser after payment of the subadvisory fee. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Adviser pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Sub-Advisers. In addition, the Board noted that the Adviser effected advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered. The Board concluded that the advisory fees paid by the Trust with respect to the Funds are reasonable.

In addition, in the case of Core Balanced Trust, Core Balanced Strategy Trust and Core Strategy Trust (each a “Fund of Funds”), the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund of Funds and concluded that the advisory fee to be paid to the Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the

55

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

In making its determination with respect to the factors that it considers in considering approval of the Sub-Advisory Agreements, the Board reviewed:

(1)	information relating to each subadviser’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund and comparative fee information prepared by an independent third party of mutual fund data; and

(4)	information relating to the nature and scope of Material Relationships and their significance to the Trust’s Adviser and unaffiliated Sub-Advisers.

With respect to the services provided by each of the Sub-Advisers, the Board received information provided to the Board by each Sub-Adviser, including each Sub-Adviser’s Form ADV, as well as considered information presented throughout the past year. The Board considered the Sub-Adviser’s current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Sub-Adviser’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Sub-Adviser’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Sub-Adviser’s compliance program and any disciplinary history. The Board also considered the Sub-Adviser’s risk assessment and monitoring process. The Board noted each Sub-Adviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Sub-Advisers and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Sub-Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Sub-Adviser.

The Board considered each Sub-Adviser’s investment process and philosophy. The Board took into account that each Sub-Adviser’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Sub-Adviser’s brokerage policies and practices, including with respect to best execution and soft dollars. The Board also reviewed information relating to the nature and scope of Material Relationships and their significance to the Adviser and its affiliates and to unaffiliated Sub-Advisers.

The Board also took into account the sub-advisory fees paid by the Adviser to fees charged by each Fund’s Sub-Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act.

The Board also received information with respect to any Material Relationships with respect to the unaffiliated Sub-Advisers, which include arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Adviser or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Adviser might have in connection with the Sub-Advisory Agreements.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1)	The Subadviser has extensive experience and demonstrated skills as a manager;

(2)	Although not without variation, the performance of each Fund managed by a Sub-Adviser has generally been in line with or generally outperformed the historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3)	The subadvisory fees generally are competitive and within the range of industry norms, are paid by JHIMS out of its advisory fees it receives from the Fund (in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Sub-Adviser out of the subadvisory fee) and would not be an expense of the Fund, and, with respect to each Sub-Adviser that is not affiliated with the Adviser, are a product of arm’s length negotiation between the Adviser and the Sub-Adviser; and the Board concluded that each Fund’s subadvisory fees are reasonable; and

(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the Sub-Adviser for the Fund of Funds and concluded that the subadvisory fee to be paid to the Sub-Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered for a particular Fund is set forth in Appendix A.

*   *   *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Sub-Advisory Agreements would be in the best interest of each of the Funds and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement for an additional one-year period.

56

John Hancock Variable Insurance Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2011	Fees and Expenses	Other Comments

500 Index (John Hancock Asset Management (North America))
Benchmark Index — The Trust slightly underperformed for the one-year period, modestly underperformed for the three-year period, underperformed for the five-year period, and modestly underperformed for the ten-year period.

Morningstar Category — The Trust slightly outperformed for the one-year period, slightly underperformed for the three-year period, modestly underperformed for the five-year period, and modestly underperformed for the ten-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance relative to its benchmark, noting that performance of the Trust is within the dispersion guidelines gross of fees over all available time periods.

The Board also noted the relatively small range among performance returns within the Trust’s peer group.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/sub-advisory fee structure.

500 Index B (John Hancock Asset Management (North America))
Benchmark Index — The Trust slightly underperformed for the one-, three-, five- and ten-year periods.

Morningstar Category — The Trust slightly outperformed for the one- and three-year periods, modestly outperformed for the five-year period, and slightly underperformed for the ten-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are equal to the peer group median.

Total expenses for this Trust are equal to the peer group median.

The Board took into account management’s discussion of the Trust’s performance relative to its benchmark, noting that performance of the Trust is within the expected dispersion guidelines gross of fees over all available time periods.

The Board took into account management’s discussion of the Trust’s expenses. The Board also noted that the Trust is subject to a fee waiver which reduces certain expenses of the Trust.

Core Balanced (John Hancock Asset Management)	Benchmark Index — The Trust slightly underperformed for the one-year period. Morningstar Category — The Trust slightly outperformed for the one-year period.
Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board noted that the Trust commenced operations on April 30, 2009.

The Board also took into account management’s discussion of the Trust’s performance. The Board noted the Trust’s limited performance history.

Core Balanced Strategy (John Hancock Asset Management) (John Hancock Asset Management (North America))	Benchmark Index — The Trust slightly underperformed for the one-year period. Morningstar Category — The Trust slightly outperformed for the one-year period.
Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board noted that the Trust commenced operations on May 1, 2009, and has a limited performance history.

The Board noted that the Trust is subject to a fee waiver which reduces certain expenses of the Trust.

57

John Hancock Variable Insurance Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2011	Fees and Expenses	Other Comments

Core Strategy (John Hancock Asset Management)	Benchmark Index — The Trust slightly underperformed for the one-, three- and five-year periods. Morningstar Category — The Trust slightly outperformed for the one-, three- and five-year periods.
Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are lower than the peer group median. Total expenses for this Trust are lower than the peer group median.
The Board noted that the Trust is subject to a fee waiver which reduces certain expenses of the Trust.

International Equity Index B (SSgA Funds Management, Inc.)
Benchmark Index — The Trust slightly outperformed for the one-year period, slightly underperformed for the three-year period, slightly outperformed for the five-year period, and slightly underperformed for the ten-year period.

Morningstar Category — The Trust slightly outperformed for the one-year period, outperformed for the three-year period, outperformed for the five-year period, and outperformed for the ten-year period.

Subadvisory fees for this Trust are slightly lower than the peer group median.

Net management fees for this Trust are modestly lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance relative to its benchmark, noting that performance of the Trust is within the expected dispersion guidelines gross of fees over all available time periods.

The Board took into account management’s discussion of the Trust’s expenses. The Board also noted that the Trust is subject to a fee waiver which reduces certain expenses of the Trust.

International Equity Index A (SSgA Funds Management, Inc.)
Benchmark Index — The Trust slightly underperformed for the one-year period, underperformed for the three-year period, and modestly underperformed for the five-year period.

Morningstar Category — The Trust slightly outperformed for the one-year period, outperformed for the three-year period, and outperformed for the five-year period.

Subadvisory fees for this Trust are modestly lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are slightly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance relative to its benchmark, noting that performance of the Trust is within the expected dispersion guidelines gross of fees over all available time periods.

The Board also noted management’s discussion of the Trust’s strong performance relative to its peers over the three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

International Index (John Hancock Asset Management (North America))	Benchmark Index — The Trust underperformed for the one-year period. Morningstar Category — The Trust modestly underperformed for the one-year period.
Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are modestly higher than the peer group median.

Total expenses for this Trust are equal to the peer group median.

The Board took into account management’s discussion of the Trust’s performance relative to its benchmark, noting that performance is within the dispersion guidelines gross of fees since inception and that it has a limited performance history.

The Board noted that the Trust’s Total Net Expenses are in-line with the expense group median.

58

John Hancock Variable Insurance Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2011	Fees and Expenses	Other Comments

Mid Cap Index (John Hancock Asset Management (North America))
Benchmark Index — The Trust slightly underperformed for the one-, three-, five- and ten-year periods.

Morningstar Category — The Trust modestly outperformed for the one-year period, outperformed for the three-year period, outperformed for the five-year period, and modestly outperformed for the ten-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance relative to its benchmark, noting that performance of the Trust is within expected dispersion guidelines gross of fees over all time periods.

The Board also noted the strong performance of the tracked index relative to the Morningstar category over the trailing one-, three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/sub-advisory fee structure.

Small Cap Index (John Hancock Asset Management (North America))
Benchmark Index — The Trust slightly underperformed for the one-year period, slightly underperformed for the three-year period, modestly underperformed for the five-year period, and slightly underperformed for the ten-year period.

Morningstar Category — The Trust slightly outperformed for the one-year period, slightly outperformed for the three-year period, slightly underperformed for the five-year period, and modestly underperformed for the ten-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are modestly higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance relative to its benchmark, noting that performance of the Trust is within expected dispersion guidelines gross of fees over all available time periods.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure.

59

John Hancock Variable Insurance Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2011	Fees and Expenses	Other Comments

Total Bond Market A (Declaration Management & Research LLC)
Benchmark Index — The Trust modestly underperformed for the one-year period, modestly underperformed for the three-year period, and slightly underperformed for the five-year period.

Morningstar Category — The Trust underperformed for the one-year period, modestly underperformed for the three-year period, and slightly underperformed for the five-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance relative to its benchmark, noting that performance is within expected dispersion guidelines gross of fees since inception.

The Board also noted the relatively small range among performance returns within the Trust’s peer group.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/subadvisory fee structure and the relatively small size of the peer group.

At the Board’s request, management is implementing a fee reduction through the implementation of an additional breakpoint in the advisory and subadvisory fee schedules.

Total Bond Market B (Declaration Management & Research LLC)
Benchmark Index — The Trust returned equal performance for the one-year period, slightly outperformed for the three-year period, slightly outperformed for the five-year period, and slightly underperformed for the ten-year period

Morningstar Category — The Trust modestly underperformed for the one-year period, slightly underperformed for the three-year period, modestly outperformed for the five-year period, and slightly outperformed for the ten-year period.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are equal to the peer group median.

Total expenses for this Trust are equal to the peer group median.

The Board noted that the Trust is subject to a fee waiver which reduces certain expenses of the Trust.

The Board noted the small peer group for this Trust. The Board also noted the relatively small range among performance returns within the Trust’s peer group.

At the Board’s request, management is implementing a fee reduction through the implementation of an additional breakpoint in the advisory and subadvisory fee schedules.

60

John Hancock Variable Insurance Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2011	Fees and Expenses	Other Comments

Total Stock Market Index (John Hancock Asset Management (North America))
Benchmark Index — The Trust slightly underperformed for the one-year period, slightly outperformed for the three-year period, slightly underperformed for the five-year period, and slightly underperformed for the ten-year period.

Morningstar Category — The Trust modestly underperformed for the one-year period, outperformed for the three-year period, outperformed for the five-year period, and outperformed for the ten-year period.

Subadvisory fees for this Trust are equal to the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance relative to its benchmark, noting that performance of the Trust is within the expected dispersion guidelines gross of fees over all available time periods.

The Board took into account management’s discussion of the Trust’s expenses, including the advisory/sub-advisory fee structure, and the relatively small size of the peer group.

61

John Hancock Variable Insurance Trust
For More Information

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov.

PROXY VOTING POLICY A description of the Trust’s proxy voting policies and procedures and information regarding how the Trust voted proxies relating to fund securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-344-1029 or on the Trust’s Web site at www.jhfunds.com or on the SEC Web site at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

62

John Hancock Variable Insurance Trust
Semiannual Report — Table of Contents

Sector Weightings	3

Shareholder Expense Example	4

Portfolio of Investments (See below for each Portfolio’s page #)	6–8

Statements of Assets and Liabilities	9

Statements of Operations	10

Statements of Changes in Net Assets	11

Financial Highlights	12

Notes to Financial Statements	15

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees	21

Appendix A	24

For More Information	26

Portfolio
Lifestyle Aggressive Trust	6
Lifestyle Growth Trust	6
Lifestyle Balanced Trust	7
Lifestyle Moderate Trust	7
Lifestyle Conservative Trust	8

2

John Hancock Variable Insurance Trust
Sector Weightings*

Lifestyle Aggressive Trust

Equity Asset Allocation	% of Total
U.S. Large Cap	49%
International Large Cap	12%
Emerging Markets	9%
U.S. Mid Cap	8%
Large Blend	6%
U.S. Small Cap	5%
International Small Cap	5%
Natural Resources	3%
Real Estate	1%
Small Growth	1%
Small Value	1%
Total Equity	100%
Total	100%

Lifestyle Growth Trust

Equity Asset Allocation	% of Total
U.S. Large Cap	41%
International Large Cap	13%
U.S. Mid Cap	5%
Emerging Markets	4%
U.S. Small Cap	4%
Large Blend	3%
Small Value	1%
International Small Cap	1%
Total Equity	72%

Fixed Income Asset Allocation	% of Total
Intermediate Bond	20%
Multi-Sector Bond	6%
Global Bond	1%
Short-Term Bond	1%
Total Fixed Income	28%
Total	100%

Lifestyle Balanced Trust

Equity Asset Allocation	% of Total
U.S. Large Cap	30%
International Large Cap	10%
U.S. Mid Cap	4%
Emerging Markets	3%
Large Blend	2%
U.S. Small Cap	2%
International Small Cap	1%
Total Equity	52%

Fixed Income Asset Allocation	% of Total
Intermediate Bond	35%
Multi-Sector Bond	10%
Global Bond	2%
Short-Term Bond	1%
Total Fixed Income	48%
Total	100%

Lifestyle Moderate Trust

Equity Asset Allocation	% of Total
U.S. Large Cap	23%
International Large Cap	9%
U.S. Mid Cap	3%
U.S. Small Cap	2%
Large Blend	2%
International Small Cap	1%
Total Equity	40%

Fixed Income Asset Allocation	% of Total
Intermediate Bond	44%
Multi-Sector Bond	12%
Global Bond	3%
Short-Term Bond	1%
Total Fixed Income	60%
Total	100%

Lifestyle Conservative Trust

Equity Asset Allocation	% of Total
U.S. Large Cap	13%
International Large Cap	5%
U.S. Mid Cap	1%
U.S. Small Cap	1%
Total Equity	20%

Fixed Income Asset Allocation	% of Total
Intermediate Bond	59%
Multi-Sector Bond	16%
Global Bond	3%
Short-Term Bond	2%
Total Fixed Income	80%
Total	100%

* Percentages are based on net assets as of 6-30-11.

3

John Hancock Variable Insurance Trust
Shareholder Expense Example

As a shareholder of a John Hancock Variable Insurance Trust Lifestyle Portfolio, you incur ongoing costs, such as management fees, distribution and service (12b-1) fees and other expenses. In addition to the operating expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the Portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and the Portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2011 through June 30, 2011).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period[1] 1/1/11– 6/30/11	Annualized Expense Ratio[2]
Lifestyle Aggressive Trust
Series I — Actual	$1,000.00	$1,049.10	$0.61	0.12%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.60	0.12%
Series II — Actual	1,000.00	1,048.00	1.62	0.32%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.61	0.32%
Series NAV — Actual	1,000.00	1,049.10	0.36	0.07%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.35	0.07%
Lifestyle Growth Trust
Series I — Actual	$1,000.00	$1,046.40	$0.56	0.11%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%
Series II — Actual	1,000.00	1,044.70	1.57	0.31%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.56	0.31%
Series NAV — Actual	1,000.00	1,046.40	0.30	0.06%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%
Lifestyle Balanced Trust
Series I — Actual	$1,000.00	$1,040.90	$0.56	0.11%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%
Series II — Actual	1,000.00	1,040.20	1.57	0.31%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.56	0.31%
Series NAV — Actual	1,000.00	1,041.70	0.30	0.06%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%

4

John Hancock Variable Insurance Trust
Shareholder Expense Example

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period[1] 1/1/11– 6/30/11	Annualized Expense Ratio[2]
Lifestyle Moderate Trust
Series I — Actual	$1,000.00	$1,040.80	$0.56	0.11%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%
Series II — Actual	1,000.00	1,039.30	1.57	0.31%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.56	0.31%
Series NAV — Actual	1,000.00	1,039.90	0.30	0.06%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%
Lifestyle Conservative Trust
Series I — Actual	$1,000.00	$1,034.20	$0.55	0.11%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%
Series II — Actual	1,000.00	1,032.80	1.56	0.31%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.56	0.31%
Series NAV — Actual	1,000.00	1,034.20	0.30	0.06%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181) and divided by 365 (to reflect the one-half year period).

[2]	The Portfolios’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds who expense ratios can vary based on the mix of underlying funds held by the Portfolios. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period ended	Lifestyle Aggressive Trust	Lifestyle Growth Trust	Lifestyle Balanced Trust	Lifestyle Moderate Trust	Lifestyle Conservative Trust
6-30-11	0.48% – 1.10%	0.48% – 1.10%	0.48% – 1.10%	0.48% – 1.10%	0.48% – 1.02%

5

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Lifestyle Aggressive Trust
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.01%
Equity 100.01%
John Hancock Variable Insurance Trust - 100.01%
500 Index, Series NAV (John Hancock2) (A)	1,791,944	$20,553,594
All Cap Core, Series NAV (QS Investors)	703,280	12,652,004
All Cap Value, Series NAV (Lord Abbett)	1,591,564	14,005,761
Alpha Opportunities, Series NAV (Wellington)	1,692,310	27,364,660
Blue Chip Growth, Series NAV (T. Rowe Price)	1,403,929	30,240,627
Capital Appreciation, Series NAV (Jennison)	2,340,697	25,209,305
Capital Appreciation Value, Series NAV (T. Rowe Price)	210,990	2,567,748
Emerging Markets, Series NAV (DFA)	2,788,870	42,976,483
Equity-Income, Series NAV (T. Rowe Price)	1,870,389	27,083,232
Fundamental Large Cap Value, Series NAV (John Hancock2) (A)	807,692	8,496,920
Fundamental Value, Series NAV (Davis)	1,740,432	25,532,141
Growth Equity, Series NAV (Rainier)	1,387,191	16,632,416
Heritage, Series NAV (American Century) (I)	346,526	4,972,644
International Core, Series NAV (GMO)	1,757,965	18,458,633
International Growth Stock, Series NAV (Invesco) (I)	318,042	4,621,144
International Index, Series NAV (John Hancock2) (A)	162,044	2,970,271
International Opportunities, Series NAV (Marsico)	1,109,153	13,897,690
International Small Company, Series NAV (DFA)	969,709	10,472,857
International Value, Series NAV (Franklin)	1,448,846	18,603,187
Large Cap, Series NAV (UBS)	428,484	5,587,437
Mid Cap Index, Series NAV (John Hancock2) (A)	479,715	9,215,331
Mid Cap Stock, Series NAV (Wellington)	729,640	11,375,095
Mid Cap Value Equity, Series NAV (Columbia)	309,448	4,063,059
Mid Value, Series NAV (T. Rowe Price)	717,409	8,408,032
Mutual Shares, Series NAV (Franklin)	768,735	8,017,904
Natural Resources, Series NAV (Wellington)	1,080,163	13,556,044
Real Estate Securities, Series NAV (Deutsche)	479,164	6,061,422
Small Cap Growth, Series NAV (Wellington) (I)	349,213	4,019,439
Small Cap Index, Series NAV (John Hancock2) (A)	241,041	3,581,865
Small Cap Opportunities, Series NAV (DFA/Invesco) (I)	316,067	6,656,364
Small Cap Value, Series NAV (Wellington)	221,561	4,429,005
Small Company Growth, Series NAV (Invesco) (I)	188,022	3,326,116
Small Company Value, Series NAV (T. Rowe Price)	330,942	5,976,815
Smaller Company Growth, Series NAV (Frontier/John Hancock[2] (A)/Perimeter)	185,263	3,499,611
U.S. Equity, Series NAV (GMO)	1,548,633	19,698,611
Value, Series NAV (Invesco)	247,263	4,403,751
Value & Restructuring, Series NAV (Columbia)	767,816	11,117,969
Total Investments (Lifestyle Aggressive Trust) (Cost $385,105,633) - 100.01%		$460,305,187
Other assets and liabilities, net - (0.01%)		(42,081)
TOTAL NET ASSETS - 100.00%		$460,263,106

Lifestyle Growth Trust
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.00%
Equity 71.62%
John Hancock Variable Insurance Trust 71.62%
500 Index, Series NAV (John Hancock2) (A)	223,406,662	$2,562,474,418
All Cap Core, Series NAV (QS Investors)	8,246,300	148,350,946
All Cap Value, Series NAV (Lord Abbett)	19,747,791	173,780,561
Alpha Opportunities, Series NAV (Wellington)	31,776,277	513,822,401
Blue Chip Growth, Series NAV (T. Rowe Price)	20,880,530	449,766,618
Capital Appreciation, Series NAV (Jennison)	34,525,297	371,837,448
Emerging Markets, Series NAV (DFA)	37,601,117	579,433,216
Equity-Income, Series NAV (T. Rowe Price)	42,899,166	621,179,921
Fundamental Large Cap Value, Series NAV (John Hancock2) (A)	13,488,771	141,901,871
Fundamental Value, Series NAV (Davis)	34,954,645	512,784,649
Growth Equity, Series NAV (Rainier)	24,899,942	298,550,303
Heritage, Series NAV (American Century) (I)	5,240,505	75,201,253
International Core, Series NAV (GMO)	32,165,190	337,734,497
International Growth Stock, Series NAV (Invesco) (I)	5,919,175	86,005,607
International Index, Series NAV (John Hancock2) (A)	60,339,192	1,106,017,381
International Opportunities, Series NAV (Marsico)	17,488,672	219,133,058
International Value, Series NAV (Franklin)	23,679,721	304,047,614
Mid Cap Index, Series NAV (John Hancock2) (A)	15,415,749	296,136,534
Mid Cap Stock, Series NAV (Wellington)	9,470,307	147,642,084
Mid Cap Value Equity, Series NAV (Columbia)	5,581,882	73,290,117
Mid Value, Series NAV (T. Rowe Price)	12,556,017	147,156,519
Small Cap Growth, Series NAV (Wellington) (I)	5,786,739	66,605,366
Small Cap Index, Series NAV (John Hancock2) (A)	14,968,060	222,425,371
Small Cap Opportunities, Series NAV (DFA/Invesco) (I)	3,512,370	73,970,514
Small Cap Value, Series NAV (Wellington)	3,707,315	74,109,230
Small Company Growth, Series NAV (Invesco) (I)	3,358,542	59,412,616
Small Company Value, Series NAV (T. Rowe Price)	6,183,278	111,669,994
Smaller Company Growth, Series NAV (Frontier/John Hancock[2] (A)/Perimeter)	3,233,177	61,074,720
U.S. Equity, Series NAV (GMO)	37,725,253	479,865,220
Value & Restructuring, Series NAV (Columbia)	11,850,210	171,591,040
Fixed Income 28.38%
John Hancock Variable Insurance Trust 28.38%
Bond, Series NAV (John Hancock1) (A)	109,862,915	1,522,700,000
Core Bond, Series NAV (Wells Capital)	35,504,544	499,903,974
Global Bond, Series NAV (PIMCO)	12,804,356	172,730,757
New Income, Series NAV (T. Rowe Price)	60,793,580	831,656,176
Short Term Government Income, Series NAV (John Hancock1) (A)	6,576,964	86,223,992
Total Bond Market A, Series NAV (Declaration) (A)	18,247,261	257,833,794
Total Return, Series NAV (PIMCO)	53,015,252	785,155,883
Total Investments (Lifestyle Growth Trust) (Cost $12,092,197,960) - 100.00%		$14,643,175,663
Other assets and liabilities, net - (0.00%)		(613,988)
TOTAL NET ASSETS - 100.00%		$14,642,561,675

6

The accompanying notes are an integral part of the financial statements.

Lifestyle Balanced Trust
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.00%
Equity 51.63%
John Hancock Variable Insurance Trust - 51.63%
500 Index, Series NAV (John Hancock2) (A)	142,559,597	$1,635,158,573
All Cap Core, Series NAV (QS Investors)	7,195,588	129,448,633
All Cap Value, Series NAV (Lord Abbett)	15,949,305	140,353,885
Alpha Opportunities, Series NAV (Wellington)	19,987,699	323,201,087
Blue Chip Growth, Series NAV (T. Rowe Price)	13,790,371	297,044,599
Capital Appreciation, Series NAV (Jennison)	21,578,565	232,401,141
Emerging Markets, Series NAV (DFA)	24,783,616	381,915,526
Equity-Income, Series NAV (T. Rowe Price)	24,683,388	357,415,461
Fundamental Large Cap Value, Series NAV (John Hancock2) (A)	7,593,407	79,882,640
Fundamental Value, Series NAV (Davis)	21,987,310	322,553,833
Growth Equity, Series NAV (Rainier)	13,681,568	164,041,996
Heritage, Series NAV (American Century) (I)	4,619,917	66,295,803
International Core, Series NAV (GMO)	23,021,978	241,730,767
International Growth Stock, Series NAV (Invesco) (I)	5,105,025	74,176,009
International Index, Series NAV (John Hancock2) (A)	35,584,966	652,272,420
International Opportunities, Series NAV (Marsico)	10,210,038	127,931,779
International Value, Series NAV (Franklin)	15,774,353	202,542,689
Mid Cap Index, Series NAV (John Hancock2) (A)	10,197,802	195,899,778
Mid Cap Stock, Series NAV (Wellington)	6,203,095	96,706,253
Mid Cap Value Equity, Series NAV (Columbia)	4,912,873	64,506,022
Mid Value, Series NAV (T. Rowe Price)	8,273,594	96,966,521
Small Cap Growth, Series NAV (Wellington) (I)	3,927,334	45,203,616
Small Cap Index, Series NAV (John Hancock2) (A)	8,787,476	130,581,887
Small Cap Value, Series NAV (Wellington)	2,938,144	58,733,494
Small Company Growth, Series NAV (Invesco) (I)	2,212,434	39,137,959
Small Company Value, Series NAV (T. Rowe Price)	3,995,058	72,150,754
Smaller Company Growth, Series NAV (Frontier/John Hancock[2] (A)/Perimeter)	2,533,305	47,854,125
U.S. Equity, Series NAV (GMO)	20,493,198	260,673,473
Value & Restructuring, Series NAV (Columbia)	7,735,660	112,012,355
Fixed Income 48.37%
John Hancock Variable Insurance Trust - 48.37%
Bond, Series NAV (John Hancock1) (A)	164,348,439	2,277,869,369
Core Bond, Series NAV (Wells Capital)	53,089,000	747,493,114
Global Bond, Series NAV (PIMCO)	19,325,948	260,707,042
New Income, Series NAV (T. Rowe Price)	91,115,478	1,246,459,741
Short Term Government Income, Series NAV (John Hancock1) (A)	9,722,726	127,464,940
Total Bond Market A, Series NAV (Declaration) (A)	27,353,839	386,509,744
Total Return, Series NAV (PIMCO)	79,814,607	1,182,054,332
Total Investments (Lifestyle Balanced Trust) (Cost $10,678,769,038) - 100.00%		$12,877,351,360
Other assets and liabilities, net - (0.00%)		(575,544)
TOTAL NET ASSETS - 100.00%		$12,876,775,816

Lifestyle Moderate Trust
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.00%
Equity 40.33%
John Hancock Variable Insurance Trust - 40.33%
500 Index, Series NAV (John Hancock2) (A)	32,352,412	$371,082,169
All Cap Value, Series NAV (Lord Abbett)	3,970,053	34,936,463
Alpha Opportunities, Series NAV (Wellington)	4,655,741	75,283,328
Blue Chip Growth, Series NAV (T. Rowe Price)	4,822,978	103,886,954
Capital Appreciation, Series NAV (Jennison)	7,915,388	85,248,733
Equity-Income, Series NAV (T. Rowe Price)	7,817,755	113,201,092
Fundamental Large Cap Value, Series NAV (John Hancock2) (A)	326,874	3,438,719
Fundamental Value, Series NAV (Davis)	5,049,531	74,076,623
International Core, Series NAV (GMO)	7,634,213	80,159,237
International Growth Stock, Series NAV (Invesco) (I)	1,496,877	21,749,622
International Index, Series NAV (John Hancock2) (A)	8,104,250	148,550,909
International Opportunities, Series NAV (Marsico)	2,989,816	37,462,397
International Value, Series NAV (Franklin)	4,787,687	61,473,906
Mid Cap Index, Series NAV (John Hancock2) (A)	2,328,721	44,734,740
Mid Cap Stock, Series NAV (Wellington)	2,191,358	34,163,273
Mid Value, Series NAV (T. Rowe Price)	2,828,343	33,148,179
Small Cap Growth, Series NAV (Wellington) (I)	959,036	11,038,504
Small Cap Index, Series NAV (John Hancock2) (A)	2,029,454	30,157,681
Small Cap Value, Series NAV (Wellington)	738,972	14,772,049
Small Company Growth, Series NAV (Invesco) (I)	531,355	9,399,665
Small Company Value, Series NAV (T. Rowe Price)	938,441	16,948,238
Smaller Company Growth, Series NAV (Frontier/John Hancock[2] (A)/Perimeter)	615,507	11,626,923
U.S. Equity, Series NAV (GMO)	2,898,885	36,873,816
Value & Restructuring, Series NAV (Columbia)	2,130,069	30,843,401
Fixed Income 59.67%
John Hancock Variable Insurance Trust - 59.67%
Bond, Series NAV (John Hancock1) (A)	58,201,460	806,672,236
Core Bond, Series NAV (Wells Capital)	18,842,707	265,305,313
Global Bond, Series NAV (PIMCO)	6,770,277	91,331,030
New Income, Series NAV (T. Rowe Price)	32,133,050	439,580,127
Short Term Government Income, Series NAV (John Hancock1) (A)	3,358,153	44,025,387
Total Bond Market A, Series NAV (Declaration) (A)	9,669,798	136,634,240
Total Return, Series NAV (PIMCO)	27,836,778	412,262,684
Total Investments (Lifestyle Moderate Trust) (Cost $3,176,101,306) - 100.00%		$3,680,067,638
Other assets and liabilities, net - (0.00%)		(174,414)
TOTAL NET ASSETS - 100.00%		$3,679,893,224

7

The accompanying notes are an integral part of the financial statements.

Lifestyle Conservative Trust
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.01%
Equity 20.50%
John Hancock Variable Insurance Trust - 20.50%
500 Index, Series NAV (John Hancock2) (A)	12,551,177	$143,962,004
Blue Chip Growth, Series NAV (T. Rowe Price)	3,196,037	68,842,634
Equity-Income, Series NAV (T. Rowe Price)	4,624,000	66,955,516
Fundamental Value, Series NAV (Davis)	3,247,309	47,638,030
International Core, Series NAV (GMO)	2,846,208	29,885,182
International Index, Series NAV (John Hancock2) (A)	3,100,265	56,827,851
International Opportunities, Series NAV (Marsico)	1,412,272	17,695,774
International Value, Series NAV (Franklin)	1,960,561	25,173,607
Mid Cap Index, Series NAV (John Hancock2) (A)	1,646,023	31,620,109
Mid Cap Stock, Series NAV (Wellington)	277,621	4,328,114
Mid Value, Series NAV (T. Rowe Price)	189,865	2,225,222
Small Cap Growth, Series NAV (Wellington) (I)	318,291	3,663,525
Small Cap Index, Series NAV (John Hancock2) (A)	1,662,472	24,704,338
Small Cap Value, Series NAV (Wellington)	214,956	4,296,980
U.S. Equity, Series NAV (GMO)	2,752,029	35,005,811
Fixed Income - 79.51%
John Hancock Variable Insurance Trust - 79.51%
Bond, Series NAV (John Hancock1) (A)	57,663,425	799,215,067
Core Bond, Series NAV (Wells Capital)	18,590,871	261,759,457
Global Bond, Series NAV (PIMCO)	6,781,728	91,485,515
New Income, Series NAV (T. Rowe Price)	31,931,391	436,821,430
Short Term Government Income, Series NAV (John Hancock1) (A)	3,337,595	43,755,867
Total Bond Market A, Series NAV (Declaration) (A)	9,631,060	136,086,879
Total Return, Series NAV (PIMCO)	27,927,865	413,611,675
Total Investments (Lifestyle Conservative Trust) (Cost $2,510,299,414) - 100.01%		$2,745,560,587
Other assets and liabilities, net - (0.01%)		(138,888)
TOTAL NET ASSETS - 100.00%		$2,745,421,699

Footnotes
Percentages are based upon net assets.
(A)	The subadviser is an affiliate of the adviser.
(G)	The underlying fund’s subadviser is shown parenthetically.
(I)	Non-income producing.
[1]	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
[2]	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

Investment companies
Underlying Funds’ Investment Managers
American Century Investment Management, Inc.	(American Century)
Columbia Management Advisers, LLC	(Columbia)
Davis Selected Advisers, L.P.	(Davis)
Declaration Management & Research, LLC	(Declaration)
Deutsche Asset Management, Inc.	(Deutsche)
Dimensional Fund Advisors, LP	(DFA)
Franklin Mutual Advisers	(Franklin)
Frontier Capital Management Company	(Frontier)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management*	(John Hancock)
Lord, Abbett & Co. LLC	(Lord Abbett)
Marsico Capital Management, LLC	(Marsico)
Pacific Investment Management Company, LLC	(PIMCO)
Perimeter Capital Management, LLC	(Perimeter)
QS Investors, LLC	(QS Investors)
Rainier Investment Management, Inc.	(Rainier)
T. Rowe Price Associates, Inc	(T. Rowe Price)
UBS Global Asset Management (Americas) Inc.	(UBS)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
* Manulife Asset Management (US) LLC and Manulife Asset Management (North America) Limited are doing business as John Hancock Asset Management.

8

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Assets and Liabilities — June 30, 2011 (Unaudited)

Assets	Lifestyle Aggressive Trust	Lifestyle Growth Trust	Lifestyle Balanced Trust	Lifestyle Moderate Trust	Lifestyle Conservative Trust
Investments in affiliated funds, at value (Note 7)	$460,305,187	$14,643,175,663	$12,877,351,360	$3,680,067,638	$2,745,560,587
Receivable for investments sold	496,524	9,475,583	3,449,507	4,077,073	5,322,698
Receivable for fund shares sold	31,288	102,853	—	20,157	600
Other assets	31	540	4,055	214	198
Total assets	460,833,030	14,652,754,639	12,880,804,922	3,684,165,082	2,750,884,083

Liabilities
Payable for fund shares repurchased	525,664	9,468,838	3,360,032	4,070,058	5,302,889
Payable to affiliates (Note 4)
Accounting and legal services fees	11,433	364,915	322,377	91,649	66,967
Trustees’ fees	119	3,782	5,174	1,448	2,554
Other liabilities and accrued expenses	32,708	355,429	341,523	108,703	89,974
Total liabilities	569,924	10,192,964	4,029,106	4,271,858	5,462,384

Net assets
Capital paid-in	$525,439,244	$15,425,163,921	$12,781,609,641	$3,507,679,386	$2,513,188,424
Accumulated net investment loss	(468,479)	(20,228,481)	(16,153,801)	(4,797,669)	(3,730,867)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(139,907,213)	(3,313,351,468)	(2,087,245,807)	(326,954,825)	702,969
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	75,199,554	2,550,977,703	2,198,565,783	503,966,332	235,261,173
Net assets	$460,263,106	$14,642,561,675	$12,876,775,816	$3,679,893,224	$2,745,421,699
Investments in affiliated funds, at cost	$385,105,633	$12,092,197,960	$10,678,769,038	$3,176,101,306	$2,510,299,414

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$129,753,229	$770,549,765	$858,112,066	$311,503,897	$242,100,897
Shares outstanding	14,813,251	64,507,479	70,205,986	24,929,540	18,629,111
Net asset value, offering price and redemption price per share	$8.76	$11.95	$12.22	$12.50	$13.00

Series II
Net assets	$211,819,132	$13,430,641,393	$10,772,725,748	$3,295,996,161	$2,474,491,010
Shares outstanding	24,257,226	1,127,746,615	885,719,562	265,121,267	191,492,695
Net asset value, offering price and redemption price per share	$8.73	$11.91	$12.16	$12.43	$12.92

Series NAV
Net assets	$118,690,745	$441,370,517	$1,245,938,002	$72,393,166	$28,829,792
Shares outstanding	13,543,019	36,903,302	101,735,964	5,789,339	2,214,655
Net asset value, offering price and redemption price per share	$8.76	$11.96	$12.25	$12.50	$13.02

9

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Operations — June 30, 2011 (Unaudited)

Investment income	Lifestyle Aggressive Trust	Lifestyle Growth Trust	Lifestyle Balanced Trust	Lifestyle Moderate Trust	Lifestyle Conservative Trust
Income distributions received from affiliated underlying funds	—	$1,048,777	$1,373,988	$500,963	$185,685
Other	—	—	83,607	—	—
Total investment income	—	1,048,777	1,457,595	500,963	185,685

Expenses
Investment management fees (Note 4)	$94,430	2,999,518	2,649,999	749,538	551,801
Series I distribution and service fees (Note 4)	33,002	190,615	212,245	77,320	60,034
Series II distribution and service fees (Note 4)	275,250	16,764,523	13,508,765	4,100,526	3,022,094
Accounting and legal services fees (Note 4)	31,200	993,010	877,367	248,262	182,344
Professional fees	16,378	102,654	92,856	35,943	30,528
Printing and postage	3,489	113,925	106,568	29,188	23,329
Custodian fees	6,003	6,003	6,003	6,003	6,003
Trustees’ fees (Note 4)	3,975	125,992	112,371	31,713	24,264
Registration and filing fees	2,547	7,805	7,763	7,645	6,433
Other	2,205	39,873	37,459	12,494	9,722
Total expenses	468,479	21,343,918	17,611,396	5,298,632	3,916,552
Net investment loss	(468,479)	(20,295,141)	(16,153,801)	(4,797,669)	(3,730,867)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	—	66,660	652,602	—	—
Investments in affiliated issuers	5,237,533	27,757,461	38,094,943	8,982,445	62,455,057
	5,237,533	27,824,121	38,747,545	8,982,445	62,455,057
Change in net unrealized appreciation (depreciation) of
Investments in affiliated issuers	16,933,739	633,188,281	488,495,200	137,798,979	29,610,612
Translation of assets and liabilities in foreign currencies	—	—	(306)	—	—
	16,933,739	633,188,281	488,494,894	137,798,979	29,610,612
Net realized and unrealized gain	22,171,272	661,012,402	527,242,439	146,781,424	92,065,669

Increase in net assets from operations	$21,702,793	$640,717,261	$511,088,638	$141,983,755	$88,334,802

10

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Statements of Changes in Net Assets

	Lifestyle Aggressive Trust		Lifestyle Growth Trust		Lifestyle Balanced Trust
Increase (decrease) in net assets	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10
From operations
Net investment income (loss)	($468,479)	$3,859,403	($20,295,141)	$213,264,393	($16,153,801)	$246,646,456
Net realized gain (loss)	5,237,533	(20,294,260)	27,824,121	(18,669,822)	38,747,545	10,596,016
Change in net unrealized appreciation (depreciation)	16,933,739	79,909,493	633,188,281	1,425,720,472	488,494,894	1,081,769,584
Increase in net assets resulting from operations	21,702,793	63,474,636	640,717,261	1,620,315,043	511,088,638	1,339,012,056
Distributions to shareholders
From net investment income
Series I	—	(1,207,451)	—	(12,271,928)	—	(17,217,439)
Series II	—	(1,702,212)	—	(194,931,566)	—	(203,945,935)
Series NAV	—	(966,729)	—	(6,873,820)	—	(26,491,830)
From net realized gain
Series I	—	(1,080,696)	—	(4,573,517)	—	(4,635,515)
Series II	—	(1,877,430)	—	(81,629,753)	—	(60,305,969)
Series NAV	—	(826,342)	—	(2,493,418)	—	(6,975,485)
Total distributions	—	(7,660,860)	—	(302,774,002)	—	(319,572,173)
From Portfolio share transactions (Note 5)	(13,770,738)	(19,270,441)	(331,271,284)	(19,434,226)	(495,194,214)	(126,290,397)
Total increase	7,932,055	36,543,335	309,445,977	1,298,106,815	15,894,424	893,149,486

Net assets
Beginning of period	452,331,051	415,787,716	14,333,115,698	13,035,008,883	12,860,881,392	11,967,731,906
End of period	$460,263,106	$452,331,051	$14,642,561,675	$14,333,115,698	$12,876,775,816	$12,860,881,392

Accumulated net investment loss	($468,479)	—	($20,228,481)	—	($16,153,801)	—

	Lifestyle Moderate Trust		Lifestyle Conservative Trust
Increase (decrease) in net assets	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10	Six months ended 6/30/11 (Unaudited)	Year ended 12/31/10
From operations
Net investment income (loss)	($4,797,669)	$72,487,901	($3,730,867)	$61,407,448
Net realized gain	8,982,445	17,675,363	62,455,057	145,670,882
Change in net unrealized appreciation (depreciation)	137,798,979	248,923,313	29,610,612	34,344,410
Increase in net assets resulting from operations	141,983,755	339,086,577	88,334,802	241,422,740
Distributions to shareholders
From net investment income
Series I	—	(6,621,566)	—	(5,710,861)
Series II	—	(64,870,711)	—	(55,102,389)
Series NAV	—	(1,156,409)	—	(693,074)
From net realized gain
Series I	—	(1,234,854)	—	(788,256)
Series II	—	(13,247,285)	—	(8,293,977)
Series NAV	—	(211,098)	—	(93,724)
Total distributions	—	(87,341,923)	—	(70,682,281)
From Portfolio share transactions (Note 5)	(94,005,219)	140,319,414	(191,426,854)	162,566,485
Total increase (decrease)	47,978,536	392,064,068	(103,092,052)	333,306,944

Net assets
Beginning of period	3,631,914,688	3,239,850,620	2,848,513,751	2,515,206,807
End of period	$3,679,893,224	$3,631,914,688	$2,745,421,699	$2,848,513,751

Accumulated net investment loss	($4,797,669)	—	($3,730,867)	—

11

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Aggressive Trust
SERIES I
06-30-2011[1]	8.35	(0.01)[2,3]		0.42	0.41	—	—	—	—	8.76	4.91	[4]	0.12	[5,6]	0.12	[5,6]	(0.12)[2,6]		130	9
12-31-2010	7.30	0.08	[2,3]	1.12	1.20	(0.08)	(0.07)	—	(0.15)	8.35	16.44		0.12	[5]	0.12	[5]	1.02	[2]	129	23
12-31-2009	5.43	0.06	[2,3]	1.87	1.93	(0.06)	— [7]	—	(0.06)	7.30	35.63		0.13	[5]	0.13	[5]	1.01	[2]	124	43
12-31-2008	10.82	0.10	[2,3]	(4.22)	(4.12)	(0.12)	(1.15)	—	(1.27)	5.43	(41.99)		0.13	[5]	0.13	[5]	1.26	[2]	102	50
12-31-2007	11.27	0.16	[2,3]	0.76	0.92	(0.27)	(1.10)	—	(1.37)	10.82	8.55		0.11	[5]	0.11	[5]	1.39	[2]	217	44
12-31-2006	13.46	0.06	[2,3]	1.71	1.77	(0.09)	(3.87)	—	(3.96)	11.27	15.46		0.11	[8]	0.11	[8]	0.52	[2]	251	32
SERIES II
06-30-2011[1]	8.33	(0.01)[2,3]		0.41	0.40	—	—	—	—	8.73	4.80	[4]	0.32	[5,6]	0.32	[5,6]	(0.32)[2,6]		212	9
12-31-2010	7.29	0.06	[2,3]	1.12	1.18	(0.07)	(0.07)	—	(0.14)	8.33	16.12		0.32	[5]	0.32	[5]	0.82	[2]	224	23
12-31-2009	5.42	0.05	[2,3]	1.87	1.92	(0.05)	— [7]	—	(0.05)	7.29	35.46		0.33	[5]	0.33	[5]	0.83	[2]	213	43
12-31-2008	10.79	0.09	[2,3]	(4.21)	(4.12)	(0.10)	(1.15)	—	(1.25)	5.42	(42.10)		0.33	[5]	0.33	[5]	1.07	[2]	166	50
12-31-2007	11.22	0.14	[2,3]	0.75	0.89	(0.22)	(1.10)	—	(1.32)	10.79	8.31		0.31	[5]	0.31	[5]	1.23	[2]	332	44
12-31-2006	13.44	0.04	[2,3]	1.69	1.73	(0.09)	(3.86)	—	(3.95)	11.22	15.19		0.31	[8]	0.31	[8]	0.32	[2]	367	32
SERIES NAV
06-30-2011[1]	8.35	—	[2,3,7]	0.41	0.41	—	—	—	—	8.76	4.91	[4]	0.07	[5,6]	0.07	[5,6]	(0.07)[2,6]		119	9
12-31-2010	7.30	0.09	[2,3]	1.11	1.20	(0.08)	(0.07)	—	(0.15)	8.35	16.50		0.07	[5]	0.07	[5]	1.14	[2]	99	23
12-31-2009	5.43	0.07	[2,3]	1.87	1.94	(0.07)	— [7]	—	(0.07)	7.30	35.69		0.08	[5]	0.08	[5]	1.15	[2]	79	43
12-31-2008	10.82	0.14	[2,3]	(4.26)	(4.12)	(0.12)	(1.15)	—	(1.27)	5.43	(41.94)		0.08	[5]	0.08	[5]	1.80	[2]	45	50
12-31-2007	11.28	0.19	[2,3]	0.73	0.92	(0.28)	(1.10)	—	(1.38)	10.82	8.55		0.06	[5]	0.06	[5]	1.66	[2]	45	44
12-31-2006	13.47	0.03	[2,3]	1.74	1.77	(0.09)	(3.87)	—	(3.96)	11.28	15.48		0.06	[8]	0.06	[8]	0.29	[2]	19	32
1. Unaudited. 2. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Based on the average daily shares outstanding. 4. Not annualized. 5. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48% – 1.10%, 0.48% –1.10%, 0.49% – 1.25%, 0.34% – 1.18% and 0.34% – 1.38%, for the periods ended 6-30-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively. 6. Annualized. 7. Less than ($0.005) per share. 8. Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

Lifestyle Growth Trust
SERIES I
06-30-2011[1]	11.42	(0.01)[2,3]		0.54	0.53	—	—	—	—	11.95	4.64	[4]	0.11	[5,6]	0.11	[5,6]	(0.10)[2,6]		771	2
12-31-2010	10.34	0.19	[2,3]	1.15	1.34	(0.19)	(0.07)	—	(0.26)	11.42	13.02		0.11	[5]	0.11	[5]	1.81	[2]	742	23
12-31-2009	7.99	0.26	[2,3]	2.40	2.66	(0.26)	(0.05)	—	(0.31)	10.34	33.30		0.12	[5]	0.12	[5]	2.90	[2]	659	37
12-31-2008	13.76	0.25	[2,3]	(5.09)	(4.84)	(0.26)	(0.67)	—	(0.93)	7.99	(36.56)		0.12	[5]	0.12	[5]	2.20	[2]	512	40
12-31-2007	13.94	0.40	[2,3]	0.61	1.01	(0.49)	(0.70)	—	(1.19)	13.76	7.44		0.11	[5]	0.11	[5]	2.84	[2]	946	17
12-31-2006	14.06	0.18	[2,3]	1.57	1.75	(0.21)	(1.66)	—	(1.87)	13.94	13.50		0.10	[7]	0.10	[7]	1.31	[2]	1,030	22
SERIES II
06-30-2011[1]	11.40	(0.02)[2,3]		0.53	0.51	—	—	—	—	11.91	4.47	[4]	0.31	[5,6]	0.31	[5,6]	(0.30)[2,6]		13,431	2
12-31-2010	10.32	0.17	[2,3]	1.15	1.32	(0.17)	(0.07)	—	(0.24)	11.40	12.83		0.31	[5]	0.31	[5]	1.59	[2]	13,186	23
12-31-2009	7.98	0.24	[2,3]	2.39	2.63	(0.24)	(0.05)	—	(0.29)	10.32	32.95		0.32	[5]	0.32	[5]	2.71	[2]	12,053	37
12-31-2008	13.73	0.25	[2,3]	(5.09)	(4.84)	(0.24)	(0.67)	—	(0.91)	7.98	(36.67)		0.32	[5]	0.32	[5]	2.21	[2]	8,826	40
12-31-2007	13.88	0.40	[2,3]	0.59	0.99	(0.44)	(0.70)	—	(1.14)	13.73	7.26		0.31	[5]	0.31	[5]	2.82	[2]	13,018	17
12-31-2006	14.03	0.13	[2,3]	1.59	1.72	(0.21)	(1.66)	—	(1.87)	13.88	13.28		0.30	[7]	0.30	[7]	0.96	[2]	9,552	22
SERIES NAV
06-30-2011[1]	11.43	—	[2,3,8]	0.53	0.53	—	—	—	—	11.96	4.64	[4]	0.06	[5,6]	0.06	[5,6]	(0.05)[2,6]		441	2
12-31-2010	10.35	0.21	[2,3]	1.14	1.35	(0.20)	(0.07)	—	(0.27)	11.43	13.05		0.06	[5]	0.06	[5]	1.93	[2]	405	23
12-31-2009	8.00	0.28	[2,3]	2.38	2.66	(0.26)	(0.05)	—	(0.31)	10.35	33.32		0.07	[5]	0.07	[5]	3.08	[2]	323	37
12-31-2008	13.78	0.30	[2,3]	(5.15)	(4.85)	(0.26)	(0.67)	—	(0.93)	8.00	(36.53)		0.07	[5]	0.07	[5]	2.71	[2]	211	40
12-31-2007	13.96	0.45	[2,3]	0.58	1.03	(0.51)	(0.70)	—	(1.21)	13.78	7.55		0.06	[5]	0.06	[5]	3.22	[2]	234	17
12-31-2006	14.07	0.14	[2,3]	1.62	1.76	(0.21)	(1.66)	—	(1.87)	13.96	13.58		0.05	[7]	0.05	[7]	1.03	[2]	115	22
1. Unaudited. 2. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Based on the average daily shares outstanding. 4. Not annualized. 5. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48% – 1.10%, 0.48% – 1.10%, 0.49% – 1.25%, 0.49% – 1.18% and 0.49% – 1.29% for the periods ended 6-30-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively. 6. Annualized. 7. Does not include expenses of the underlying affiliated funds in which the Portfolio invests. 8. Less than ($0.005) per share.

12

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Balanced Trust
SERIES I
06-30-2011[1]	11.74	(0.01)[2,3]		0.49	0.48	—	—	—	—	12.22	4.09	[4]	0.11	[5,6]	0.11	[5,6]	(0.09)[2,6]		858	2
12-31-2010	10.79	0.25	[2,3]	1.02	1.27	(0.25)	(0.07)	—	(0.32)	11.74	11.75		0.11	[5]	0.11	[5]	2.19	[2]	832	30
12-31-2009	8.59	0.38	[2,3]	2.26	2.64	(0.36)	(0.08)	—	(0.44)	10.79	30.75		0.11	[5]	0.11	[5]	3.91	[2]	774	34
12-31-2008	13.61	0.34	[2,3]	(4.46)	(4.12)	(0.37)	(0.53)	—	(0.90)	8.59	(31.30)		0.12	[5]	0.12	[5]	2.94	[2]	581	36
12-31-2007	13.84	0.60	[2,3]	0.27	0.87	(0.62)	(0.48)	—	(1.10)	13.61	6.47		0.11	[5]	0.11	[5]	4.28	[2]	1,065	13
12-31-2006	13.91	0.26	[2,3]	1.36	1.62	(0.25)	(1.40)	(0.04)	(1.69)	13.84	12.73		0.10	[7]	0.10	[7]	1.96	[2]	1,132	19
SERIES II
06-30-2011[1]	11.69	(0.02)[2,3]		0.49	0.47	—	—	—	—	12.16	4.02	[4]	0.31	[5,6]	0.31	[5,6]	(0.29)[2,6]		10,773	2
12-31-2010	10.75	0.22	[2,3]	1.01	1.23	(0.22)	(0.07)	—	(0.29)	11.69	11.49		0.31	[5]	0.31	[5]	1.99	[2]	10,775	30
12-31-2009	8.56	0.36	[2,3]	2.25	2.61	(0.34)	(0.08)	—	(0.42)	10.75	30.48		0.31	[5]	0.31	[5]	3.71	[2]	9,973	34
12-31-2008	13.56	0.36	[2,3]	(4.49)	(4.13)	(0.34)	(0.53)	—	(0.87)	8.56	(31.45)		0.32	[5]	0.32	[5]	3.11	[2]	6,959	36
12-31-2007	13.79	0.60	[2,3]	0.24	0.84	(0.59)	(0.48)	—	(1.07)	13.56	6.26		0.31	[5]	0.31	[5]	4.30	[2]	9,496	13
12-31-2006	13.89	0.21	[2,3]	1.38	1.59	(0.25)	(1.40)	(0.04)	(1.69)	13.79	12.51		0.30	[7]	0.30	[7]	1.60	[2]	7,318	19
SERIES NAV
06-30-2011[1]	11.76	—	[2,3,8]	0.49	0.49	—	—	—	—	12.25	4.17	[4]	0.06	[5,6]	0.06	[5,6]	(0.04)[2,6]		1,246	2
12-31-2010	10.81	0.25	[2,3]	1.02	1.27	(0.25)	(0.07)	—	(0.32)	11.76	11.78		0.06	[5]	0.06	[5]	2.20	[2]	1,254	30
12-31-2009	8.60	0.36	[2,3]	2.30	2.66	(0.37)	(0.08)	—	(0.45)	10.81	30.90		0.06	[5]	0.06	[5]	3.79	[2]	1,221	34
12-31-2008	13.63	1.43	[2,3]	(5.56)	(4.13)	(0.37)	(0.53)	—	(0.90)	8.60	(31.28)		0.08	[5]	0.08	[5]	14.44	[2]	1,035	36
12-31-2007	13.86	0.65	[2,3]	0.23	0.88	(0.63)	(0.48)	—	(1.11)	13.63	6.52		0.06	[5]	0.06	[5]	4.67	[2]	103	13
12-31-2006	13.92	0.21	[2,3]	1.42	1.63	(0.25)	(1.40)	(0.04)	(1.69)	13.86	12.80		0.05	[7]	0.05	[7]	1.61	[2]	52	19
1. Unaudited. 2. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Based on the average daily shares outstanding. 4. Not annualized. 5. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48% – 1.10%, 0.48% – 1.10%, 0.49% – 1.23%, 0.49% – 1.17% and 0.49% – 1.12% for the periods ended 6-30-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively. 6. Annualized. 7. Does not include expenses of the underlying affiliated funds in which the Portfolio invests. 8. Less than ($0.005) per share.

Lifestyle Moderate Trust
SERIES I
06-30-2011[1]	12.01	(0.01)[2,3]		0.50	0.49	—	—	—	—	12.50	4.08	[4]	0.11	[5,6]	0.11	[5,6]	(0.08)[2,5]		312	3
12-31-2010	11.15	0.27	[2,3]	0.91	1.18	(0.27)	(0.05)	—	(0.32)	12.01	10.55		0.11	[6]	0.11	[6]	2.31	[2]	307	29
12-31-2009	9.15	0.43	[2,3]	2.07	2.50	(0.42)	(0.08)	—	(0.50)	11.15	27.26		0.12	[6]	0.12	[6]	4.24	[2]	278	31
12-31-2008	13.00	0.43	[2,3]	(3.53)	(3.10)	(0.45)	(0.30)	—	(0.75)	9.15	(24.23)		0.12	[6]	0.12	[6]	3.72	[2]	215	28
12-31-2007	13.37	0.74	[2,3]	(0.06)	0.68	(0.75)	(0.30)	—	(1.05)	13.00	5.29		0.11	[6]	0.11	[6]	5.54	[2]	333	13
12-31-2006	13.35	0.30	[2,3]	0.99	1.29	(0.31)	(0.93)	(0.03)	(1.27)	13.37	10.42		0.11	[7]	0.11	[7]	2.33	[2]	349	19
SERIES II
06-30-2011[1]	11.96	(0.02)[2,3]		0.49	0.47	—	—	—	—	12.43	3.93	[4]	0.31	[5,6]	0.31	[5,6]	(0.28)[2,5]		3,296	3
12-31-2010	11.10	0.24	[2,3]	0.91	1.15	(0.24)	(0.05)	—	(0.29)	11.96	10.39		0.31	[6]	0.31	[6]	2.10	[2]	3,272	29
12-31-2009	9.12	0.42	[2,3]	2.03	2.45	(0.39)	(0.08)	—	(0.47)	11.10	26.86		0.32	[6]	0.32	[6]	4.18	[2]	2,925	31
12-31-2008	12.95	0.47	[2,3]	(3.57)	(3.10)	(0.43)	(0.30)	—	(0.73)	9.12	(24.36)		0.32	[6]	0.32	[6]	4.07	[2]	1,890	28
12-31-2007	13.32	0.74	[2,3]	(0.08)	0.66	(0.73)	(0.30)	—	(1.03)	12.95	5.08		0.31	[6]	0.31	[6]	5.56	[2]	2,042	13
12-31-2006	13.33	0.26	[2,3]	1.00	1.26	(0.31)	(0.93)	(0.03)	(1.27)	13.32	10.18		0.31	[7]	0.31	[7]	2.02	[2]	1,560	19
SERIES NAV
06-30-2011[1]	12.02	—	[2,3,8]	0.48	0.48	—	—	—	—	12.50	3.99	[4]	0.06	[5,6]	0.06	[5,6]	(0.04)[2,5]		72	3
12-31-2010	11.15	0.29	[2,3]	0.90	1.19	(0.27)	(0.05)	—	(0.32)	12.02	10.69		0.06	[6]	0.06	[6]	2.51	[2]	53	29
12-31-2009	9.16	0.50	[2,3]	1.99	2.49	(0.42)	(0.08)	—	(0.50)	11.15	27.19		0.07	[6]	0.07	[6]	4.84	[2]	37	31
12-31-2008	13.01	0.58	[2,3]	(3.68)	(3.10)	(0.45)	(0.30)	—	(0.75)	9.16	(24.16)		0.07	[6]	0.07	[6]	5.08	[2]	19	28
12-31-2007	13.38	0.84	[2,3]	(0.15)	0.69	(0.76)	(0.30)	—	(1.06)	13.01	5.34		0.06	[6]	0.06	[6]	6.30	[2]	13	13
12-31-2006	13.35	0.24	[2,3]	1.06	1.30	(0.31)	(0.93)	(0.03)	(1.27)	13.38	10.50		0.06	[7]	0.06	[7]	1.88	[2]	5	19
1. Unaudited. 2. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Based on the average daily shares outstanding. 4. Not annualized. 5. Annualized. 6. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48% – 1.10%, 0.48% – 1.10%, 0.49% – 1.23%, 0.34% – 1.17% and 0.34% – 1.38% for the periods ended 6-30-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively. 7. Does not include expenses of the underlying affiliated funds in which the Portfolio invests. 8. Less than ($0.005) per share.

13

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Conservative Trust
SERIES I
06-30-2011[1]	12.57	(0.01)[2,3]		0.44	0.43	—	—	—	—	13.00	3.42	[4]	0.11	[5,6]	0.11	[5,6]	(0.10)[2,6]		242	6
12-31-2010	11.83	0.29	[2,3]	0.79	1.08	(0.30)	(0.04)	—	(0.34)	12.57	9.12		0.11	[5]	0.11	[5]	2.36	[2]	247	34
12-31-2009	10.26	0.51	[2,3]	1.71	2.22	(0.49)	(0.16)	—	(0.65)	11.83	21.71		0.12	[5]	0.12	[5]	4.58	[2]	229	37
12-31-2008	13.02	0.55	[2,3]	(2.55)	(2.00)	(0.51)	(0.25)	—	(0.76)	10.26	(15.57)		0.12	[5]	0.12	[5]	4.52	[2]	168	31
12-31-2007	13.43	0.91	[2,3]	(0.21)	0.70	(0.93)	(0.18)	—	(1.11)	13.02	5.38		0.11	[5]	0.11	[5]	6.84	[2]	182	27
12-31-2006	13.42	0.39	[2,3]	0.67	1.06	(0.44)	(0.61)	—	(1.05)	13.43	8.44		0.11	[7]	0.11	[7]	3.00	[2]	171	34
SERIES II
06-30-2011[1]	12.51	(0.02)[2,3]		0.43	0.41	—	—	—	—	12.92	3.28	[4]	0.31	[5,6]	0.31	[5,6]	(0.30)[2,6]		2,474	6
12-31-2010	11.78	0.27	[2,3]	0.77	1.04	(0.27)	(0.04)	—	(0.31)	12.51	8.87		0.31	[5]	0.31	[5]	2.20	[2]	2,572	34
12-31-2009	10.22	0.52	[2,3]	1.67	2.19	(0.47)	(0.16)	—	(0.63)	11.78	21.44		0.32	[5]	0.32	[5]	4.65	[2]	2,266	37
12-31-2008	12.96	0.63	[2,3]	(2.63)	(2.00)	(0.49)	(0.25)	—	(0.74)	10.22	(15.67)		0.32	[5]	0.32	[5]	5.30	[2]	1,297	31
12-31-2007	13.37	0.91	[2,3]	(0.24)	0.67	(0.90)	(0.18)	—	(1.08)	12.96	5.17		0.31	[5]	0.31	[5]	6.85	[2]	738	27
12-31-2006	13.40	0.35	[2,3]	0.66	1.01	(0.43)	(0.61)	—	(1.04)	13.37	8.13		0.31	[7]	0.31	[7]	2.71	[2]	524	34
SERIES NAV
06-30-2011[1]	12.59	—	[2,3,8]	0.43	0.43	—	—	—	—	13.02	3.42	[4]	0.06	[5,6]	0.06	[5,6]	(0.05)[2,6]		29	6
12-31-2010	11.84	0.33	[2,3]	0.76	1.09	(0.30)	(0.04)	—	(0.34)	12.59	9.25		0.06	[5]	0.06	[5]	2.67	[2]	30	34
12-31-2009	10.28	0.56	[2,3]	1.66	2.22	(0.50)	(0.16)	—	(0.66)	11.84	21.63		0.07	[5]	0.07	[5]	4.99	[2]	20	37
12-31-2008	13.03	0.68	[2,3]	(2.66)	(1.98)	(0.52)	(0.25)	—	(0.77)	10.28	(15.43)		0.07	[5]	0.07	[5]	5.72	[2]	10	31
12-31-2007	13.45	1.02	[2,3]	(0.32)	0.70	(0.94)	(0.18)	—	(1.12)	13.03	5.35		0.06	[5]	0.06	[5]	7.60	[2]	5	27
12-31-2006	13.44	0.29	[2,3]	0.77	1.06	(0.44)	(0.61)	—	(1.05)	13.45	8.43		0.06	[7]	0.06	[7]	2.22	[2]	3	34
1. Unaudited. 2. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 3. Based on the average daily shares outstanding. 4. Not annualized. 5. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48% – 1.02%, 0.48% – 1.02%, 0.49% – 0.99%, 0.49% – 1.11% and 0.63% – 1.06% for the periods ended 6-30-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively. 6. Annualized. 7. Does not include expenses of the underlying affiliated funds in which the Portfolio invests. 8. Less than ($0.005) per share.

14

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION John Hancock Variable Insurance Trust (the Trust) (formerly known as John Hancock Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is a series company with multiple investment series, five of which (collectively, Lifestyle Portfolios or the Portfolios, and individually the Portfolio) are presented in this report. Each Portfolio is diversified for purposes of the Investment Company Act of 1940, as amended (the 1940 Act).

The Portfolios may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of Assets and Liabilities. Series I, Series II and Series NAV shares are presently offered only to certain affiliates of John Hancock Investment Management Services, LLC (the Adviser). The Portfolios operate as “funds of funds” that invest in shares of underlying funds of the Trust. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.

The accounting policies of the underlying funds of the Portfolios are outlined in the underlying funds’ shareholder reports, available without charge by calling 1-800-344-1029, at jhfunds.com and on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Portfolios:

Security valuation.  Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2011, all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six months ended June 30, 2011, there were no significant transfers in or out of Level 1 assets.

Investments by the Portfolios in underlying affiliated funds and/or other investment companies are valued at their respective net asset values each business day.

New Accounting Pronouncement.  In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Portfolios’ financial statements.

Security transactions and related investment income.  Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Income and capital gain distributions from underlying funds are recorded on ex-date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit.  The Portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Portfolios to make properly authorized payments. The Portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Portfolio property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, effective March 30, 2011, the Portfolios and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $200 million unsecured committed line of credit. Prior to March 30, 2011, the Portfolios’ had a similar agreement with State Street Bank and Trust Company. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating Portfolio on a pro rata basis and is reflected in other expenses on the Statements of Operations. For the six months ended June 30, 2011, the Portfolios had no borrowings under the lines of credit.

Expenses.  The majority of expenses are directly attributable to an individual portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations.  Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates applicable to each class.

Federal income taxes.  The Portfolios intend to continue to qualify as a regulated investment companies by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provisions are required.

15

Significant accounting policies, CONTINUED

For federal income tax purposes, the Portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2010:

	CAPITAL LOSS CARRYFORWARD EXPIRING AT DECEMBER 31,
PORTFOLIO	2016	2017	2018
Lifestyle Aggressive	$18,106,211	$76,132,988	$22,846,600
Lifestyle Growth	247,107,123	2,602,970,929	194,713,190
Lifestyle Balanced	—	1,670,026,111	179,742,624
Lifestyle Moderate	18,776,651	255,609,467	17,944,216
Lifestyle Conservative	—	9,228,349	—

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Portfolios will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of December 31, 2010 the Portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The cost of investments owned on June 30, 2011, including short-term investments, for federal income tax purposes, was as follows.

Portfolio	Aggregate Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Lifestyle Aggressive	$413,164,580	$49,872,327	($2,731,720)	$47,140,607
Lifestyle Growth	12,388,515,647	2,365,654,220	(110,994,204)	2,254,660,016
Lifestyle Balanced	10,954,993,655	1,938,682,208	(16,324,503)	1,922,357,705
Lifestyle Moderate	3,219,708,242	460,359,396	—	460,359,396
Lifestyle Conservative	2,562,823,153	182,737,434	—	182,737,434

Distribution of income and gains.  Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Portfolios generally declare and pay dividends and capital gain distributions, if any, at least annually.

Distributions paid by the Portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Short term gains from underlying funds are treated as ordinary income for tax purposes. The final determination of tax characteristics of the Portfolio’s distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals for all Portfolios.

3.  GUARANTEES AND INDEMNIFICATIONS Under the Portfolios’ organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. The risk of material loss from such claims is considered remote.

4.  FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Investment Management Services, LLC serves as investment adviser for the Portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Portfolios. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee.  The Trust has entered into an Advisory Agreement with the Adviser under which the Portfolios pay a daily management fee to the Adviser equivalent, on an annual basis, as detailed below. Aggregate net assets include the net assets of the Portfolios and the net assets of a similar fund of John Hancock Funds II (JHF II). JHF II Funds are advised by the Adviser and are distributed by an affiliate of the Adviser, John Hancock Funds, LLC. John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, both indirectly owned subsidiaries of MFC and affiliates of the Adviser, act as subadvisers to the Portfolios. QS Investors, LLC also acts as subadviser. The Portfolios are not responsible for payment of the subadvisory fees.

The advisory fee has two components: (a) a fee on assets invested in affiliated funds (Affiliated Fund Assets) and (b) a fee on assets not invested in affiliated funds (Other Assets). Affiliated funds are any fund of the Trust, JHF II and John Hancock Funds III (JHF III) excluding John Hancock Money Market Trust B, John Hancock 500 Index Trust B, John Hancock Total Bond Market Trust B and John Hancock International Equity Index Trust B.

Under the advisory agreement, the Lifestyle Portfolios pay a daily management fee to the Adviser. The fees on Affiliated Fund Assets and Other Assets are stated as an annual percentage of the current value of the aggregate net assets of all the Lifestyle Portfolios and the JHF II Lifestyle Funds. The rates, outlined below, are applied to the Affiliated Fund Assets and Other Assets of each Lifestyle Portfolio.

16

Fees and transactions with affiliates, CONTINUED

	First $7.5 billion of average net assets	Excess over $7.5 billion of average net assets
Affiliated Fund Assets	0.05%	0.04%
Other Assets	0.50%	0.49%

The investment management fees incurred for the six months ended June 30, 2011 were equivalent to an annual effective rate of the Portfolios’ average daily net assets as follows:

Portfolio	Annual Effective Rate
Lifestyle Aggressive	0.04%
Lifestyle Growth	0.04%
Lifestyle Balanced	0.04%
Lifestyle Moderate	0.04%
Lifestyle Conservative	0.04%

Expense reimbursements.  The Adviser voluntarily agreed to waive a portion of its management fee if certain expenses of the Lifestyle Portfolios exceed 0.10% of average net assets. Expenses excluded from this waiver are taxes, brokerage commissions, interest, litigation and indemnification expenses, advisory fees, Rule 12b-1 fees, underlying fund expenses, short dividends and other extraordinary expenses not incurred in the ordinary course of the Portfolios’ business. There were no waivers under this plan for the six months ended June 30, 2011. This expense reduction will continue in effect until terminated by the Adviser.

The Adviser has voluntarily agreed to waive its advisory fee or reimburse the Portfolios so that the aggregate advisory fee retained by the Adviser with respect to both the Portfolios and the underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the Lifestyle Portfolios’ first $7.5 billion of average daily net assets and 0.49% of the Portfolios’ average daily net assets in excess of $7.5 billion. This voluntary waiver may terminate at any time.

Accounting and legal services.  Pursuant to a service agreement, the Portfolios reimburse the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended June 30, 2011 amounted to an annual rate of 0.01% of each Portfolio’s average daily net assets.

Distribution and service plans.  The Portfolios have a distribution agreement with the Distributor. The Portfolios have adopted distribution and service plans with respect to Series I and Series II shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Portfolios. The Portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Portfolio’s shares.

Class	12b-1 Fee
Series I	0.05%
Series II	0.25%

Trustee expenses.   The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Portfolio based on its average daily net assets.

5.  PORTFOLIO SHARE TRANSACTIONS Transactions in Portfolio shares for the six months ended June 30, 2011 and year ended December 31, 2010 were as follows:

Lifestyle Aggressive Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	865,255	$7,421,728	2,130,012	$16,069,371
Distributions reinvested	—	—	274,108	2,288,147
Repurchased	(1,540,021)	(13,146,141)	(3,860,604)	(28,717,579)
Net decrease	(674,766)	($5,724,413)	(1,456,484)	($10,360,061)
Series II shares
Sold	302,891	$2,610,752	1,674,036	$12,722,758
Distributions reinvested	—	—	429,869	3,579,642
Repurchased	(2,879,332)	(25,078,143)	(4,531,684)	(33,975,023)
Net decrease	(2,576,441)	($22,467,391)	(2,427,779)	($17,672,623)
Series NAV shares
Sold	2,496,787	$21,766,345	2,136,394	$15,863,680
Distributions reinvested	—	—	214,796	1,793,071
Repurchased	(851,018)	(7,345,279)	(1,228,678)	(8,894,508)
Net increase	1,645,769	$14,421,066	1,122,512	$8,762,243
Net decrease	(1,605,438)	($13,770,738)	(2,761,751)	($19,270,441)

17

Portfolio share transactions, CONTINUED

Lifestyle Growth Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,620,937	$30,854,969	4,209,071	$45,198,047
Distributions reinvested	—	—	1,476,681	16,845,445
Repurchased	(3,074,574)	(36,124,895)	(4,446,042)	(46,458,662)
Net increase (decrease)	(453,637)	($5,269,926)	1,239,710	$15,584,830
Series II shares
Sold	7,948,393	$92,699,788	17,915,208	$194,425,532
Distributions reinvested	—	—	24,286,667	276,561,319
Repurchased	(37,031,584)	(435,380,143)	(53,418,993)	(551,872,913)
Net decrease	(29,083,191)	($342,680,355)	(11,217,118)	($80,886,062)
Series NAV shares
Sold	2,949,376	$34,675,964	5,260,007	$56,710,088
Distributions reinvested	—	—	820,410	9,367,238
Repurchased	(1,504,958)	(17,996,967)	(1,884,027)	(20,210,320)
Net increase	1,444,418	$16,678,997	4,196,390	$45,867,006
Net decrease	(28,092,410)	($331,271,284)	(5,781,018)	($19,434,226)

Lifestyle Balanced Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,896,775	$22,730,063	3,836,915	$43,452,526
Distributions reinvested	—	—	1,864,878	21,852,954
Repurchased	(2,559,791)	(30,945,732)	(6,502,801)	(72,456,283)
Net decrease	(663,016)	($8,215,669)	(801,008)	($7,150,803)
Series II shares
Sold	3,826,208	$45,540,550	10,480,006	$118,501,949
Distributions reinvested	—	—	22,628,300	264,251,904
Repurchased	(39,459,762)	(473,349,827)	(39,166,217)	(432,715,073)
Net decrease	(35,633,554)	($427,809,277)	(6,057,911)	($49,961,220)
Series NAV shares
Sold	790,600	$9,519,387	1,691,092	$18,948,669
Distributions reinvested	—	—	2,851,157	33,467,315
Repurchased	(5,692,409)	(68,688,655)	(10,863,003)	(121,594,358)
Net decrease	(4,901,809)	($59,169,268)	(6,320,754)	($69,178,374)
Net decrease	(41,198,379)	($495,194,214)	(13,179,673)	($126,290,397)

Lifestyle Moderate Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	919,329	$11,300,931	2,613,895	$30,636,563
Distributions reinvested	—	—	655,288	7,856,420
Repurchased	(1,557,330)	(19,207,773)	(2,640,737)	(30,495,025)
Net increase (decrease)	(638,001)	($7,906,842)	628,446	$7,997,958
Series II shares
Sold	2,778,088	$34,134,185	14,387,679	$166,201,260
Distributions reinvested	—	—	6,542,991	78,117,996
Repurchased	(11,230,368)	(137,920,720)	(10,740,001)	(124,109,151)
Net increase (decrease)	(8,452,280)	($103,786,535)	10,190,669	$120,210,105
Series NAV shares
Sold	1,720,121	$21,472,100	1,486,421	$17,207,649
Distributions reinvested	—	—	113,965	1,367,507
Repurchased	(306,696)	(3,783,942)	(555,819)	(6,463,805)
Net increase	1,413,425	$17,688,158	1,044,567	$12,111,351
Net increase (decrease)	(7,676,856)	($94,005,219)	11,863,682	$140,319,414

18

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Lifestyle Conservative Trust	Six months ended 6-30-11		Year ended 12-31-10
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,781,198	$22,753,378	4,041,807	$49,738,169
Distributions reinvested	—	—	518,276	6,499,116
Repurchased	(2,837,458)	(36,215,699)	(4,238,630)	(52,248,185)
Net increase (decrease)	(1,056,260)	($13,462,321)	321,453	$3,989,100
Series II shares
Sold	9,297,409	$119,553,430	35,306,038	$427,694,536
Distributions reinvested	—	—	5,079,901	63,396,366
Repurchased	(23,376,470)	(295,851,053)	(27,270,224)	(340,687,935)
Net increase (decrease)	(14,079,061)	($176,297,623)	13,115,715	$150,402,967
Series NAV shares
Sold	262,052	$3,368,686	1,034,174	$12,820,745
Distributions reinvested	—	—	62,694	786,798
Repurchased	(394,021)	(5,035,596)	(433,054)	(5,433,125)
Net increase (decrease)	(131,969)	($1,666,910)	663,814	$8,174,418
Net increase (decrease)	(15,267,290)	($191,426,854)	14,100,982	$162,566,485

Affiliated share ownership.  Affiliates of the Trust owned 100% of shares of beneficial interest of Series NAV of the Portfolios on June 30, 2011.

6.  PURCHASE AND SALE OF SECURITIES The following summarizes the purchases and sales for the six months ended June 30, 2011.

PORTFOLIO	PURCHASES	SALES
Lifestyle Aggressive	$43,386,504	$57,624,153
Lifestyle Growth	318,590,741	669,626,572
Lifestyle Balanced	233,862,891	744,154,395
Lifestyle Moderate	101,034,050	199,726,829
Lifestyle Conservative	158,253,556	353,331,197

7.  INVESTMENT IN AFFILIATED UNDERLYING FUNDS The Portfolios invest primarily in affiliated underlying funds that are managed by the Adviser and affiliates. The Portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Portfolios’ investment may represent a significant portion of each underlying fund’s net assets. For the six months ended June 30, 2011, the following Portfolios held 5% or more of an affiliated underlying fund’s net assets:

PORTFOLIO	AFFILIATE CLASS NAV	PERCENT OF UNDERLYING FUNDS’ NET ASSETS
Lifestyle Aggressive Trust
	Capital Appreciation Value	34.75%
	International Small Company	26.09%
	Large Cap	44.94%
	Natural Resources	15.91%
	Small Cap Opportunities	6.83%
	Value	18.46%
Lifestyle Growth Trust
	500 Index	47.85%
	All Cap Core	50.56%
	All Cap Value	45.65%
	Alpha Opportunities	54.52%
	Blue Chip Growth	32.06%
	Bond	28.17%
	Capital Appreciation	43.44%
	Core Bond	28.07%
	Emerging Markets Value	54.29%
	Equity Income	38.94%
	Fundamental Large Cap Value	60.02%
	Fundamental Value	51.07%
	Global Bond	23.66%
	Growth Equity	62.30%
	Heritage	51.34%
	International Core	45.92%
	International Growth Stock	46.09%
	International Index	49.57%
	International Opportunities	49.54%
	International Value	38.20%
	Mid Cap Index	42.66%
	Mid Cap Stock	30.61%
	Mid Cap Value Equity	51.64%
	Mid Value	36.94%
	New Income	28.15%
	Short Term Government Income	20.66%
	Small Cap Growth	21.40%
	Small Cap Index	45.49%
	Small Cap Opportunities	75.89%
	Small Cap Value	22.84%
	Small Company Growth	53.40%
	Small Company Value	49.85%
	Smaller Company Growth	47.60%
	Total Bond Market Trust A	18.30%
	Total Return	26.04%
	U.S. Equity	57.68%
	Value and Restructuring	51.19%
Lifestyle Balanced Trust
	500 Index	30.54%
	All Cap Core	44.12%
	All Cap Value	36.87%
	Alpha Opportunities	34.29%
	Blue Chip Growth	21.17%
	Bond	42.15%
	Capital Appreciation	27.15%
	Core Bond	41.98%
	Emerging Markets Value	35.78%
	Equity Income	22.41%
	Fundamental Large Cap Value	33.79%
	Fundamental Value	32.12%
	Global Bond	35.71%
	Growth Equity	34.23%
	Heritage	45.26%
	International Core	32.87%
	International Growth Stock	39.75%
	International Index	29.23%
	International Opportunities	28.92%
	International Value	25.45%
	Mid Cap Index	28.22%
	Mid Cap Stock	20.05%
	Mid Cap Value Equity	45.45%
	Mid Value	24.34%
	New Income	42.20%

19

INVESTMENT IN AFFILIATED UNDERLYING FUNDS, CONTINUED

PORTFOLIO	AFFILIATE CLASS NAV	PERCENT OF UNDERLYING FUNDS’ NET ASSETS
Lifestyle Balanced Trust (continued)
	Short Term Government Income	30.54%
	Small Cap Growth	14.52%
	Small Cap Index	26.71%
	Small Cap Value	18.10%
	Small Company Growth	35.17%
	Small Company Value	32.21%
	Smaller Company Growth	37.30%
	Total Bond Market Trust A	27.43%
	Total Return	39.20%
	U.S. Equity	31.33%
	Value and Restructuring	33.42%
Lifestyle Moderate Trust
	500 Index	6.93%
	All Cap Value	9.18%
	Alpha Opportunities	7.99%
	Blue Chip Growth	7.40%
	Bond	14.93%
	Capital Appreciation	9.96%
	Core Bond	14.90%
	Equity Income	7.10%
	Fundamental Value	7.38%
	Global Bond	12.51%
	International Core	10.90%
	International Growth Stock	11.66%
	International Index	6.66%
	International Opportunities	8.47%
	International Value	7.72%
	Mid Cap Index	6.44%
	Mid Cap Stock	7.08%
	Mid Value	8.32%
	New Income	14.88%
	Short Term Government Income	10.55%
	Small Cap Index	6.17%
	Small Company Growth	8.45%
	Small Company Value	7.57%
	Smaller Company Growth	9.06%
	Total Bond Market Trust A	9.70%
	Total Return	13.67%
	Value and Restructuring	9.20%
Lifestyle Conservative Trust
	Bond	14.79%
	Core Bond	14.70%
	Global Bond	12.53%
	New Income	14.79%
	Short Term Government Income	10.48%
	Small Cap Index	5.05%
	Total Bond Market Trust A	9.66%
	Total Return	13.72%

8. SUBSEQUENT EVENT The Board of Trustees have approved an Agreement and Plan of Reorganization providing for the merger of Core Diversified Growth & Income Trust into Lifestyle Growth Trust. A shareholders’ meeting has been scheduled for October 4, 2011 to approve the merger. The merger is scheduled to occur immediately after the close of business on Friday October 28, 2011, subject to regulatory and shareholder approval.

20

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees of the Advisory Agreement (the “Advisory Agreement”) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the “Subadvisory Agreements”) for each of the portfolios (the “Funds”) of John Hancock Variable Insurance Trust (the “Trust”) discussed in this semiannual report.

At in-person meetings on May 26-27, 2011, and with respect to certain of the Funds on June 22-24, 2011, respectively, the Board, including all the Independent Trustees, approved for an annual period the continuation of the Advisory and Subadvisory Agreements with respect to each of the Funds.

Evaluation by the Board of Trustees

The Board, including the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (each a “Sub-Adviser”, and collectively, the “Sub-Advisers”) and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with Securities and Exchange Commission rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

(1)	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the Sub-Advisers to the Funds;

(2)	the investment performance of the Funds and their Sub-Advisers;

(3)	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

(4)	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

(5)	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. The Board also takes into account any indirect benefits expected to be derived by the Adviser and its affiliates and the subadvisers and their affiliates from their relationships with the Funds. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated Sub-Advisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory and Subadvisory Agreements

At in-person meetings on May 26-27, 2011 and June 22-24, 2011, respectively, the Board, including all the Independent Trustees, re-approved the Advisory Agreement and the applicable Subadvisory Agreements with respect to each of the Funds.

In considering the Advisory Agreement and the Subadvisory Agreements, the Board received in advance of the meeting a variety of materials relating to each Fund, the Adviser and each Sub-Adviser, including comparative performance, fee and expense information for a peer group of similar mutual funds prepared by an independent third party provider of mutual fund data, including performance information for relevant benchmark indices and other information provided by the Adviser and the Sub-Advisers regarding the nature, extent and quality of services provided by the Adviser and the Sub-Advisers under their respective Agreements. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by the Adviser and the Sub-Advisers to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Sub-Advisers with respect to the Funds they manage. The Board noted the affiliation of certain of the Sub-Advisers with JHIMS, noting any potential conflicts of interest.

Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional information from management. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

Among the information received by the Board from the Adviser relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by JHIMS relating to its operations and personnel and information regarding JHIMS’ compliance and regulatory history. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considers the Adviser’s risk management processes. The Trustees also took into account their knowledge of JHIMS’s management and the quality of the performance of its duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of another trust in the complex.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers when considering approval of advisory and subadvisory agreements as listed above, the Board:

(1)–(a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel;

(b) considered JHIMS’s compliance policies and procedures and noted its responsiveness to regulatory changes and mutual fund industry developments;

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds;

(d) reviewed the financial condition of the Adviser and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; and

(e) recognized the Adviser’s reputation and experience in serving as an investment adviser to the Trust, and considered the benefit to contract holders of investing in

21

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

funds that are part of a family of variable insurance portfolios offering a variety of investments.

The Board concluded that JHIMS may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds;

(2)–(a) reviewed the investment performance of each of the Funds;

(b) reviewed the comparative performance of their respective benchmarks;

(c) considered the performance of comparable funds as included in a report prepared by an independent third party provider of mutual fund data (i.e., funds underlying variable insurance products having approximately the same investment classification/objective), if any. Such report included each Fund’s ranking within a smaller group of peer funds and the Fund’s ranking within broader groups of funds, as well as a description of the methodology used to determine the similarity of each Fund with the funds included in each group; and

(d) took into account JHIMS’ analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers.

(3)–(a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds and each of the funds of John Hancock Funds II (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”) and that, at the request of the Board, the Reimbursement rate was increased effective May 31, 2011. The current Reimbursement rate is as follows: The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than $100 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this semi-annual report are each of the fund of funds of the Trust and John Hancock Funds II.)

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints, and also noted that management had agreed to add breakpoints or implement additional breakpoints to the advisory fee structure of certain of the Funds; and

(c) The Board also considered the effect of the Funds’ growth in size on their performances and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than certain other fixed expenses.

(4)–(a) reviewed the financial statements of JHIMS and considered (i) an analysis presented by JHIMS regarding the net profitability to JHIMS and Manulife Financial Corporation, the Adviser’s parent, of each Fund and the net profitability to Manulife Financial Corporation of the retirement and variable insurance products for which the Trust serves as the underlying investment medium; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(b) reviewed and considered an analysis presented by JHIMS regarding the profitability of JHIMS’ relationship with each Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund;

(c) considered that the John Hancock insurance companies that are affiliates of JHIMS, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract owners under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(d) considered that JHIMS also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement and took into account information prepared by JHIMS indicating the allocation of such costs;

(e) noted that certain of the Funds’ Sub-Advisers are affiliates of the Adviser;

(f) John Hancock Distributors, LLC, an affiliate of the Adviser, provides distribution services to the Funds, and that JHIMS also derives reputational and other indirect benefits from providing advisory services to the Funds;

(g) noted that the subadvisory fees for the Funds are paid by JHIMS; and

(h) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser.

Based upon its review, the Board concluded that the Adviser and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

(5)–reviewed comparative information prepared by an independent third party provider of mutual fund data including, among other data, each Fund’s contractual and actual advisory and subadvisory fees and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Funds. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s actual and contractual management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board determined that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Adviser after payment of the subadvisory fee. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Adviser pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Sub-Advisers. In addition, the Board noted that the Adviser effected advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered. The Board concluded that the advisory fees paid by the Trust with respect to the Funds are reasonable.

22

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

In addition, in the case of each Lifestyle Trust (each a “Fund of Funds”), the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund of Funds and concluded that the advisory fee to be paid to the Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

In making its determination with respect to the factors that it considers in considering approval of the Sub-Advisory Agreements, the Board reviewed:

(1)	information relating to each subadviser’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund and comparative fee information prepared by an independent third party of mutual fund data; and

(4)	information relating to the nature and scope of Material Relationships and their significance to the Trust’s Adviser and unaffiliated Sub-Advisers.

With respect to the services provided by each of the Sub-Advisers, the Board received information provided to the Board by each Sub-Adviser, including each Sub-Adviser’s Form ADV, as well as considered information presented throughout the past year. The Board considered the Sub-Adviser’s current level of staffing and its overall resources, as well as its compensation program. The Board reviewed each Sub-Adviser’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Sub-Adviser’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Sub-Adviser’s compliance program and any disciplinary history. The Board also considers the Sub-Adviser’s risk assessment and monitoring process. The Board noted each Sub-Adviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Sub-Advisers and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Sub-Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Sub-Adviser.

The Board considered each Sub-Adviser’s investment process and philosophy. The Board took into account that each Sub-Adviser’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Sub-Adviser’s brokerage policies and practices, including with respect to best execution and soft dollars. The Board also reviewed information relating to the nature and scope of Material Relationships and their significance to the Adviser and its affiliates and to unaffiliated Sub-Advisers.

The Board also took into account the sub-advisory fees paid by the Adviser to fees charged by each Fund’s Sub-Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act.

The Board also received information with respect to any Material Relationships with respect to the unaffiliated Sub-Advisers, which include arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Adviser or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Adviser might have in connection with the Sub-Advisory Agreements.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1)	The Subadviser has extensive experience and demonstrated skills as a manager;

(2)	Although not without variation, the performance of each Fund managed by a Sub-Adviser has generally been in line with or generally outperformed the historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3)	The subadvisory fees generally are competitive and within the range of industry norms, are paid by JHIMS out of its advisory fees it receives from the Fund (in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Sub-Adviser out of the subadvisory fee) and would not be an expense of the Fund, and, with respect to each Sub-Adviser that is not affiliated with the Adviser, are a product of arm’s length negotiation between the Adviser and the Sub-Adviser; and the Board concluded that each Fund’s subadvisory fees are reasonable; and

(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the Sub-Adviser for the Fund of Funds and concluded that the subadvisory fee to be paid to the Sub-Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered for a particular Fund is set forth in Appendix A.

*        *        *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Sub-Advisory Agreements would be in the best interest of each of the Funds and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement for an additional one-year period.

23

John Hancock Variable Insurance Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2011	Fees and Expenses	Other Comments

Lifestyle Aggressive (John Hancock Asset Management) (John Hancock Asset Management (North America))
Benchmark Index — The Trust modestly outperformed for the one-year period, slightly outperformed for the three-year period, slightly underperformed for the five-year period and outperformed for the ten-year period.

Morningstar Category — The Trust modestly outperformed for the one-year period, outperformed for the three-year period, modestly outperformed for the five-year period, and outperformed for the ten-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

Lifestyle Balanced (John Hancock Asset Management) (John Hancock Asset Management (North America))
Benchmark Index — The Trust slightly outperformed for the one-year period, modestly underperformed for the three and five-year periods, and outperformed for the ten-year period.

Morningstar Category — The Trust slightly underperformed for the one- and three-year periods, slightly outperformed for the five-year period and outperformed for the ten-year period.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are modestly lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the factors that contributed to the Trust’s performance versus the peer group and its benchmark. The Board also noted management’s discussion of the peer group, as well as the Trust’s performance over the longer term.

Lifestyle Conservative (John Hancock Asset Management) (John Hancock Asset Management (North America))
Benchmark Index — The Trust slightly outperformed for the one-year period, slightly underperformed for the three- and five-year periods, and slightly outperformed for the ten-year period.

Morningstar Category — The Trust underperformed for the one-year period, modestly outperformed for the three-year period, and outperformed for the five- and ten-year periods.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are slightly lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the factors that contributed to the Trust’s performance versus the peer group over the shorter period and versus its benchmark. The Board also noted the Trust’s performance over the longer term.

Lifestyle Growth (John Hancock Asset Management) (John Hancock Asset Management (North America))
Benchmark Index — The Trust slightly outperformed for the one-year period, modestly underperformed for the three- and five-year periods, and outperformed for the ten-year period.

Morningstar Category — The Trust modestly underperformed for the one-year period and outperformed for the three-, five-, and ten-year periods.

Subadvisory fees for this Trust are lower than the peer group median.

Net management fees for this Trust are equal to the peer group median.

Total expenses for this Trust are modestly lower than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the factors that contributed to the Trust’s performance versus the peer group over the shorter period and versus its benchmark. The Board also noted management’s discussion of the peer group and the Trust’s performance over the longer term.

24

John Hancock Variable Insurance Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2011	Fees and Expenses	Other Comments

Lifestyle Moderate (John Hancock Asset Management) (John Hancock Asset Management (North America))
Benchmark Index — The Trust slightly underperformed for the one- and three-year periods, modestly underperformed for the five-year period, and slightly outperformed for the ten-year period.

Morningstar Category — The Trust slightly underperformed for the one-year period, slightly outperformed for the three- and five-year periods, and outperformed for the ten-year period.
Subadvisory fees: Limited peer group. Net management fees for this Trust are lower than the peer group median. Total expenses for this Trust are slightly lower than the peer group median.
The Board took into account management’s discussion of the Trust’s performance, including the factors that contributed to the Trust’s performance versus the peer group over the shorter period and versus its benchmark. The Board also noted management’s discussion of the peer group and the Trust’s performance over the longer term.

25

John Hancock Variable Insurance Trust
For More Information

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov.

PROXY VOTING POLICY A description of the Trust’s proxy voting policies and procedures and information regarding how the Trust voted proxies, if any, relating to fund securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-344-1029 or on the Trust’s Web site at www.jhfunds.com or on the SEC Web site at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

26

The summary investment portfolios (with the exception of Mortgage Fund and Cash Management Fund, which show a complete listing of portfolio holdings) are designed to streamline this report and help investors easily identify the funds’ principal holdings. See the outside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, investment results are for Class 2 shares of the funds in American Funds Insurance Series. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include deduction of the additional 0.25% annual expense for Class 2 shares and 0.18% for Class 3 shares under the series’ plans of distribution.

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series’ investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, and for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010. Applicable fund results shown reflect the waivers, without which they would have been lower. See the Financial Highlights table in this report for details.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Investing outside the United States (especially in emerging markets and developing countries) may be subject to risks, such as currency and interest rate fluctuations; local, regional or global political, social or economic instability; differing securities regulations and accounting standards; possible changes in taxation; periods of illiquidity; and price volatility. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. See the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

In this report

Contents

1	Letter to investors

3	Fund results

4	Fund reviews

Investment portfolios

22	Global Discovery FundSM

25	Global Growth FundSM

28	Global Small Capitalization FundSM

32	Growth FundSM

36	International FundSM

39	New World Fund®

43	Blue Chip Income and Growth FundSM

46	Global Growth and Income FundSM

49	Growth-Income FundSM

53	International Growth and Income FundSM

56	Asset Allocation FundSM

60	Global Balanced FundSM

64	Bond FundSM

68	Global Bond FundSM

72	High-Income Bond FundSM

77	Mortgage FundSM

79	U.S. Government/AAA-Rated Securities FundSM

81	Cash Management FundSM

82	Financial statements

Fellow investors:

The past six months demonstrated both the strength and the fragility of global stock markets — and also their unpredictability. There were a number of rallies and declines as investors digested the impacts of the devastating earthquake and tsunami in Japan, the European debt crisis, a potential slowdown in China and the debt ceiling showdown in the U.S.

Despite this roller coaster environment, most developed- and developing-country stock markets recorded gains for the six months ended June 30, 2011, as did all the funds in American Funds Insurance Series that existed through the full period, with the exception of Cash Management Fund. (Our two newest funds — Global Balanced Fund and Mortgage Fund — began operations on May 2, 2011, just as global markets began to decline.)

Developed-country markets were generally stronger for the first half of the year. Surprisingly, four of the five so-called PIIGS countries that are at the root of the European debt crisis — Portugal, Ireland, Italy, Greece and Spain — were among the major contributors to the 5.6% return of the MSCI World Index. Ireland had the index’s best return with a 17.6% gain, followed by France (+16.4%), New Zealand (+16.3%), Spain (+16.2%), Germany (+15.1%), Italy (+11.7%) and Portugal (+10.4%). The last of the PIIGS, Greece, was down 3.6%. The U.S. market, as measured by Standard & Poor’s 500 Composite Index, gained 6.0%. In developing markets, Eastern Europe had the best returns, led by the Czech Republic (+23.7%), Hungary (+22.3%), Poland (+11.4%) and Russia (+10.1%). Indonesia (+13.0%) was the only other country to record a double-digit gain. Returns for countries outside the U.S. are calculated in U.S. dollars with dividends reinvested.

Emerging market bonds had the best return of major fixed-income markets. The J.P. Morgan Emerging Markets Bond Index Plus gained 5.03%. Trailing slightly were U.S. corporate high-yield bonds, as measured by the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index, which gained 4.98%. U.S. investment-grade bonds, as measured by the Barclays Capital U.S. Aggregate Index, rose 2.7%, while the Barclays Capital Global Aggregate Index gained 4.4%. All fixed-income and equity indexes are unmanaged. The Federal Reserve kept its target for the federal funds rate at 0% to 0.25%, unchanged since December 2008. The yield on the benchmark 10-year U.S. Treasury note fell below 3% for the first time in more than six months before rebounding to 3.18%, down 12 basis points from its year-end level.

The European debt crisis remains at the top of problems that need resolution. The latest round of austerity measures imposed by the Greek government in June switched attention to other PIIGS countries, all of which have approved their own austerity measures yet still face the possibility of some kind of restructuring of their debt. European authorities need to stay on top of the situation to contain potential further crisis.

The U.S. has its own debt problems, having hit the “debt ceiling” of government borrowing. Fortunately, an unprecedented situation of near-default was averted when Congress passed a bill that included some spending cuts and an increase in the debt ceiling. Despite this, Standard & Poor’s cut the U.S. bond rating a notch, for the first time in history, reflecting their concern over the future trajectory of debt.

Despite these uncertainties, we believe that cautious optimism is warranted. Many Japanese companies whose facilities were destroyed or damaged in the earthquake and tsunami in March

American Funds Insurance Series

are well on the way to restoring full production, if they have not already. Nissan was reported to be close to full output in June, and Honda and Toyota were expected to be back to normal by July. Elsewhere in Asia, fears that the Chinese government’s efforts to curb inflation might slow the country’s growth proved largely unfounded, with second quarter growth at 9.5% over the previous year, not far off the first quarter’s pace.

While these macro issues have discouraged investors during recent months, and may well do so again in the future, it’s worth noting that, on an individual-company level, many businesses around the world have stronger balance sheets than they have had for a long time and have good prospects for future earnings.

As we noted six months ago, short-term financial market disruptions are inevitable. However, we believe that the rigorous examination of company fundamentals that we undertake before investing can lead to investments that have the potential to withstand external pressures and produce good long-term results. A long-term approach is the cornerstone of our investment process and we encourage investors to not be distracted by daily headlines.

We thank you for your continued support and look forward to reporting to you again in six months.

Cordially,

James K. Dunton	Donald D. O’Neal
Vice Chairman of the Board	President

August 10, 2011

We are pleased to offer two new funds in American Funds Insurance Series:

Global Balanced Fund is the first American Funds Insurance Series fund to invest in stocks and bonds globally. It aims to provide long-term growth of capital, conservation of principal and current income from investments around the world, including developing countries.

Mortgage Fund seeks to provide current income and preservation of capital primarily from investments in high-quality, mortgage-related securities.

American Funds Insurance Series

Total returns for periods ended June 30, 2011

Fund results shown here for American Funds Insurance Series are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

		Cumulative		Average annual			Expense

		6 months	1 year	5 years	10 years	Lifetime	ratios
Global Discovery Fund	Class 1	5.70%	28.85%	5.56%	—	5.25%	.61%
(since 7/5/01)	Class 2	5.64	28.51	5.30	—	4.99	.86

Global Growth Fund	Class 1	5.23	31.30	6.31	7.37%	9.53	.56
(since 4/30/97)	Class 2	5.12	31.04	6.06	7.11	9.26	.81

Global Small Capitalization Fund	Class 1	0.66	29.13	5.18	9.50	10.79	.75
(since 4/30/98)	Class 2	0.53	28.81	4.91	9.23	10.52	1.00

Growth Fund	Class 1	6.11	33.40	3.76	4.18	12.65	.34
(since 2/8/84)	Class 2	5.99	33.06	3.50	3.92	12.34	.59
	Class 3	6.02	33.13	3.57	4.00	12.44	.52

International Fund	Class 1	4.54	29.47	4.84	7.40	9.12	.53
(since 5/1/90)	Class 2	4.45	29.14	4.59	7.13	8.84	.78
	Class 3	4.50	29.23	4.66	7.21	8.92	.71

New World Fund	Class 1	1.18	26.08	10.87	12.79	10.86	.80
(since 6/17/99)	Class 2	1.10	25.80	10.59	12.50	10.59	1.05

Blue Chip Income and Growth Fund	Class 1	3.80	25.86	1.89	—	2.68	.44
(since 7/5/01)	Class 2	3.68	25.50	1.63	—	2.42	.69

Global Growth and Income Fund	Class 1	3.25	26.74	4.42	—	3.47	.61
(since 5/1/06)	Class 2	3.12	26.38	4.17	—	3.22	.86

Growth-Income Fund	Class 1	4.61	28.32	2.29	3.86	10.94	.29
(since 2/8/84)	Class 2	4.50	27.99	2.03	3.60	10.63	.54
	Class 3	4.52	28.04	2.10	3.67	10.74	.47

International Growth and Income Fund	Class 1	3.69	27.58	—	—	22.67	.74
(since 11/18/08)	Class 2	3.56	27.26	—	—	22.35	.99

Asset Allocation Fund	Class 1	5.53	25.31	3.98	4.97	8.18	.31
(since 8/1/89)	Class 2	5.34	24.99	3.71	4.71	7.89	.57
	Class 3	5.38	25.10	3.79	4.78	7.98	.50

Global Balanced Fund	Class 1	—	—	—	—	–2.50[1]	.72[2]
(since 5/2/11)	Class 2	—	—	—	—	–2.50[1]	.97[2]

Bond Fund	Class 1	2.66	4.59	4.26	5.08	5.43	.38
(since 1/2/96)	Class 2	2.54	4.37	4.00	4.82	5.17	.63

Global Bond Fund	Class 1	4.46	10.81	—	—	7.52	.57
(since 10/4/06)	Class 2	4.35	10.60	—	—	7.26	.83

High-Income Bond Fund	Class 1	4.73	16.30	6.98	7.90	9.72	.48
(since 2/8/84)	Class 2	4.65	16.00	6.70	7.63	9.37	.73
	Class 3	4.60	16.07	6.78	7.70	9.53	.66

Mortgage Fund	Class 1	—	—	—	—	0.90[1]	.44[2]
(since 5/2/11)	Class 2	—	—	—	—	0.90[1]	.69[2]

U.S. Government/AAA-Rated Securities Fund	Class 1	2.19	2.61	6.06	5.19	6.78	.39
(since 12/2/85)	Class 2	2.00	2.32	5.78	4.93	6.47	.64
	Class 3	1.98	2.41	5.85	5.00	6.59	.57

Cash Management Fund[3]	Class 1	–0.09	–0.18	1.86	1.86	4.35	.33
(since 2/8/84)	Class 2	–0.27	–0.44	1.59	1.61	4.05	.58
	Class 3	–0.09	–0.26	1.69	1.69	4.17	.51

Expense ratios are as of December 31, 2010, the funds’ most recent fiscal year-end. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series’ investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, and for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010. Applicable fund results shown reflect the waivers, without which they would have been lower. See the Financial Highlights table in this report for details.

[1]	Lifetime cumulative return from fund inception.
[2]	Based on estimated amounts for the current fiscal year.
[3]

As of June 30, 2011, Cash Management Fund’s annualized seven-day SEC yield was –0.23% for Class 1 shares; –0.49% for Class 2 shares; and –0.42% for Class 3 shares. The fund’s yield more accurately reflects the fund’s current earnings than do the fund’s returns.

American Funds Insurance Series

Global Discovery Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Global Discovery Fund gained 5.6% for the six months ended June 30, 2011, while the S&P 500 rose 6.0% and the Global Service and Information Index increased 4.7%. The fund’s peer group, as measured by the Lipper Multi-Cap Growth Funds Index, rose 6.8%.

Biotechnology and pharmaceutical companies were among the strongest contributors to the fund’s result, while financials and airlines were among the weaker industries, the latter hurt by rising oil prices caused by unrest in North Africa and the Middle East.

The European debt crisis and concerns about slowing growth in India and China hurt many holdings outside the U.S., which comprised about a third of the portfolio at June 30.

The fund’s 11.9% cash position also proved a drag in the rising U.S. market, but it reflects our cautionary outlook for the near term, with many countries around the world struggling to resolve structural problems. Despite these difficulties, we are confident about the long-term prospects for investments outside the United States.

Country diversification	(percent of net assets)

The Americas
United States	54.2%

Other	1.2

55.4

Asia/Pacific Basin
China	7.7

Hong Kong	1.6

India	1.5

Taiwan	1.3

Malaysia	1.1

Japan	1.0

Other	1.5

15.7

Europe
Ireland	3.9

United Kingdom	3.9

Europe (cont.)
Germany	1.7%

Finland	1.7

Russia	1.0

Netherlands	1.0

Other	2.5

15.7

Other regions
Israel	1.3

Short-term securities & other assets less liabilities	11.9

Total	100.0%

Objective: To provide long-term growth of capital. Current income is a secondary consideration.

Special characteristics: Invests in companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy.

The market indexes are unmanaged, and their results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

Results of the Lipper index include reinvested distributions but do not reflect the effect of sales charges, account fees, or taxes.

American Funds Insurance Series

Country diversification	(percent of net assets)

The Americas
United States	38.6%

Canada	2.7

Mexico	2.6

Brazil	.7

44.6

Europe
United Kingdom	6.4

France	5.9

Switzerland	3.9

Germany	3.0

Netherlands	2.7

Denmark	2.7

Belgium	1.5

Other	2.8

28.9

Asia/Pacific Basin
Japan	7.6%

China	3.8

Australia	2.1

South Korea	1.6

India	1.3

Hong Kong	1.2

Other	1.6

19.2

Other regions
South Africa	2.3

Short-term securities & other assets less liabilities	5.0

Total	100.0%

Objective: To provide long-term growth of capital.

Special characteristics: Invests primarily in growth-oriented stocks of companies around the world.

The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Global Growth Fund rose 5.1% for the six months ended June 30, 2011, compared with a 5.6% gain for its benchmark, the MSCI World Index.

A flight to quality and a rebound effect both hurt and helped the fund’s return. Investors generally favored less risky areas, hurting returns in some developing countries that had been strong contributors to the fund in recent years, including South Africa, India and Mexico.

The fund’s best holdings were stocks that had bounced back in the past year, including two U.S. health care companies and a financial company. A South Korean auto parts manufacturer and a U.S. engineering company rounded out the top five.

The rebound effect was also seen in Europe, where Spain’s stock market recovered from a 21.1% loss in 2010 to post a 16.2% gain, despite the country’s debt problems and negative headlines. Holdings in Norway and Belgium were also significant contributors to the fund.

Although the global investment environment remains uncertain, the fund’s portfolio counselors and investment analysts continue to find companies that they believe offer attractive opportunities over the long term.

American Funds Insurance Series

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Global Small Capitalization Fund gained 0.5% for the six months ended June 30, 2011. Its benchmark, the MSCI All Country World Small Cap Index, rose 4.7%, while the fund’s peer group, the Lipper Global Small-Cap Funds Average, gained 4.2%.

Reflecting continued caution about the global economic uncertainty, the fund’s portfolio counselors maintained a relatively large cash position during the period, though it was down to 8.6% at June 30, compared with 11.8% at year-end.

Emerging and developing markets, which make up a significant portion of the fund’s portfolio, were generally weak. China and India were both affected by concerns about rising inflation.

There were some bright spots in emerging market and developing countries, however. Two of the portfolio’s best results came from holdings in Hong Kong companies that operate casinos in Macau. On a country basis, the fund’s strongest returns came from holdings in Ireland, Malaysia and Hong Kong.

Despite the uncertain near-term outlook, the portfolio counselors remain confident about the long-term prospects for smaller companies around the world.

Country diversification	(percent of net assets)

The Americas
United States	32.0%

Canada	4.2

Brazil	2.3

Other	.5

39.0

Asia/Pacific Basin
China	8.7

Hong Kong	6.2

South Korea	3.7

India	3.3

Singapore	3.1

Philippines	2.0

Australia	1.6

Thailand	1.6

Other	2.0

32.2

Europe
United Kingdom	9.4%

Germany	2.2

Ireland	1.5

Sweden	1.5

Greece	1.2

Other	4.0

19.8

Other regions
Other	.4

Short-term securities & other assets less liabilities	8.6

Total	100.0%

Objective: To provide long-term growth of capital.

Special characteristics: Normally invests at least 80% of assets in stocks of companies around the world with a market capitalization of $3.5 billion or less.

The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

Results of the Lipper average include reinvested distributions but do not reflect the effect of sales charges, account fees, or taxes.

American Funds Insurance Series

Objective: To provide growth of capital.

Special characteristics: Seeks to invest in companies that appear to offer superior opportunities for growth. Up to 25% of assets can be invested in companies outside the U.S.

The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Growth Fund gained 5.99% for the six months ended June 30, 2011, slightly behind the 6.01% return of the S&P 500.

Consumer discretionary, the fund’s largest sector during the period, contributed some of the highest returns. Two U.S.-based gaming companies with operations in Macau — which had the best returns in 2010 — were again among the top contributors. Some restaurant companies and retailers were also strong.

Holdings in health care, particularly biotechnology companies and health care providers, also made a significant contribution to results. Weaker sectors for the fund included materials and energy — where the fund trimmed holdings during the period — and telecommunication services and financials.

The fund’s portfolio counselors expect a slow, gradual global recovery. With market volatility likely to be an issue for the foreseeable future, our emphasis on in-depth research to identify attractive companies could be fruitful. One current area of focus is in companies such as mining equipment manufacturers and chemical suppliers that sell products and services to businesses involved in the global expansion.

American Funds Insurance Series

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

International Fund gained 4.5% for the six months ended June 30, 2011. Its benchmark index, the MSCI ACWI (All Country World Index) ex USA, rose 4.1%.

Rising commodity prices and inflation fears hurt returns in many developing-market countries, particularly China and India. The Japan earthquake and tsunami and the ongoing European debt crisis further eroded investor confidence.

In this environment, investors favored construction and engineering companies that benefit from industrial and infrastructure spending, which remain robust in many areas. Two such companies, in Germany and South Korea, were among the strongest contributors to the fund’s return.

Areas of weakness included some financial companies, which were hurt by their association with the European problems, and information technology holdings that were hit by lower demand for personal computers.

The fund’s portfolio counselors expect that market volatility will continue for some time, but it will not hinder their ability to identify attractive long-term investment opportunities.

Country diversification	(percent of net assets)

Europe
United Kingdom	11.9%

Germany	9.2

France	8.8

Switzerland	7.6

Sweden	2.6

Italy	2.4

Austria	1.9

Ireland	1.9

Belgium	1.6

Russia	1.5

Spain	1.5

Other	3.3

54.2

Asia/Pacific Basin
Japan	9.4

China	7.2

South Korea	4.2

Hong Kong	3.8

Asia/Pacific Basin (cont.)
India	3.6%

Taiwan	2.3

Other	3.7

34.2

The Americas
Mexico	2.0

Brazil	1.9

3.9

Other regions
South Africa	2.0

Israel	1.4

3.4

Short-term securities & other assets less liabilities	4.3

Total	100.0%

Objective: To provide long-term growth of capital.

Special characteristics: Invests primarily in the securities of companies outside the U.S., including emerging market and developing countries.

The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

American Funds Insurance Series

Country diversification	(percent of net assets)

Asia/Pacific Basin
China	8.4%

India	5.9

Japan	4.3

Australia	3.6

Indonesia	3.6

Hong Kong	1.9

South Korea	1.9

Malaysia	1.1

Other	3.6

34.3

Europe
United Kingdom	5.2

Russia	4.3

Germany	3.3

Switzerland	3.1

France	2.1

Denmark	1.5

Turkey	1.4

Poland	1.1

Other	6.0

28.0

The Americas
United States	8.1%

Brazil	6.5

Mexico	5.6

Other	3.3

23.5

Other regions
South Africa	4.9

Other	1.0

5.9

Short-term securities & other assets less liabilities	8.3

Total	100.0%

Objective: To provide long-term capital appreciation.

Special characteristics: At least 35% of assets will be invested in stocks and bonds of issuers in developing countries. The fund also invests in stocks of companies with significant ties to the developing world, and up to 25% of assets in bonds offering exposure to developing countries.

The market indexes are unmanaged, and their results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

New World Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

New World Fund gained 1.1% for the six months ended June 30, 2011. The MSCI ACWI (All Country World Index) gained 5.0% and the MSCI Emerging Markets Index rose 1.0%.

Developing-market stocks slid during the period as inflationary pressures rose in some countries, especially in Asia, and tighter monetary policies began to have an impact on economic growth.

Some of the portfolio’s best returns came in the consumer discretionary sector, particularly from companies involved in hotels, restaurants and leisure, suggesting that the growing middle class in developing markets is still exercising its new-found affluence. Holdings in consumer staples, the fund’s largest sector, were generally weak with beverage companies down the most.

On a country basis, the portfolio’s strongest returns came from companies based in Indonesia and Germany, while holdings in Oman, Greece and India were the weakest.

Given the ongoing economic uncertainty in both developed and developing markets, the fund’s flexibility to invest globally in all markets should continue to provide good long-term opportunities.

American Funds Insurance Series

Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Blue Chip Income and Growth Fund rose 3.7% for the six months ended June 30, 2011, while its benchmark index, the S&P 500, was up 6.0%.

The fund’s holdings in defensive sectors such as consumer staples, health care, energy and utilities had the best returns during the period as investors sought safer havens in response to fears of slowing growth in the U.S., Europe and developing markets. Energy companies, which made up almost 10% of the portfolio at June 30, benefited from rising oil prices caused by unrest in North Africa and the Middle East.

Holdings in information technology, the fund’s largest sector at the beginning of the period, were generally down. One factor was lower sales of personal computers. The fund’s portfolio counselors took advantage of weakness in consumer spending to add to holdings in the consumer discretionary sector.

Looking ahead, we expect the U.S. economy to maintain a slow recovery and are confident that high-quality, dividend-paying companies in which the fund invests will provide attractive opportunities.

Objective: To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Special characteristics: The fund invests primarily in dividend-paying stocks of larger, established U.S. companies. Up to 10% of assets may be invested in stocks of larger companies outside the United States that are listed or traded in the U.S.

The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

American Funds Insurance Series

Country diversification	(percent of net assets)

The Americas
United States	43.5%

Canada	5.7

Mexico	.4

49.6

Europe
United Kingdom	8.3

France	5.6

Netherlands	2.0

Switzerland	1.9

Germany	1.4

Italy	1.2

Portugal	1.1

Other	1.3

22.8

Asia/Pacific Basin
China	5.1

Australia	4.7

Japan	3.6

Asia/Pacific Basin (cont.)
Singapore	1.7%

Taiwan	1.6

Hong Kong	1.3

Thailand	1.0

South Korea	1.0

Other	1.3

21.3

Other regions
South Africa	1.4

Israel	.2

1.6

Bonds, short-term securities & other assets less liabilities	4.7

Total	100.0%

Objective: To provide long-term growth of capital while providing current income.

Special characteristics: Invests primarily in dividend-paying companies around the world that we believe to be relatively resilient during market declines.

The market indexes are unmanaged, and their results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

Global Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Global Growth and Income Fund gained 3.1% for the six months ended June 30, 2011, compared with a 5.6% gain in the MSCI World Index. The MSCI ACWI (All Country World Index), which is a more appropriate benchmark for the fund because it includes emerging and developing market countries, rose 5.0%.

Defensive sectors such as utilities, consumer staples and health care provided some of the fund’s best returns for the first six months of 2011. On a country basis, the strongest returns came from holdings in Hong Kong, Germany and China.

Two leading gold mining companies that had contributed strong results in 2010 were among the weakest holdings for this period. The fund’s cash position, which proved a drag in the rising market last year, was just 3.5% at June 30, significantly lower than a year ago and well below its historical average.

The fund’s portfolio counselors are pleased with the fund’s longer term results and thank all investors for their support. As global uncertainty lingers, we remain confident that the fund’s focus on dividend-paying companies around the world can continue to grow investors’ capital.

American Funds Insurance Series

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Growth-Income Fund gained 4.5% for the six months ended June 30, 2011, compared with a 6.0% gain by its benchmark index, the S&P 500.

The global economic recovery slowed in the period, constrained by weak economic news, the devastating earthquake and tsunami in Japan, and the ongoing debt crisis in parts of Europe.

Some of the fund’s holdings in information technology, by far its largest sector, were affected by the situation in Japan, which caused a shortage of essential parts. However, many component manufacturers have relocated and expect to restore output soon.

Although tensions persist in North Africa and the Middle East, there are reasons to be optimistic about the global outlook in the coming months: The European community is continuing to work on a resolution to Greece’s debt problems, Japan’s recovery is well underway and China has had some success in curbing inflation. We are confident that the improving environment will provide opportunities for the fund in the second half of the year.

Objective: To achieve long-term growth of capital and income.

Special characteristics: Invests in companies with the potential for capital appreciation and/or dividend payments. Up to 15% of assets may be invested in securities of issuers outside the United States.

The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

American Funds Insurance Series

Country diversification	(percent of net assets)

Europe
United Kingdom	18.0%

Germany	6.8

France	6.4

Sweden	4.0

Ireland	3.7

Spain	2.8

Switzerland	2.7

Greece	2.3

Finland	1.5

Russia	1.4

Other	3.8

53.4

Asia/Pacific Basin
Taiwan	7.8

China	5.3

Japan	4.7

Hong Kong	4.4

Australia	3.6

Asia/Pacific Basin (cont.)
Singapore	3.5%

South Korea	1.3

Other	1.3

31.9

The Americas
United States	4.6

Canada	2.1

Mexico	1.1

Brazil	.6

8.4

Other regions
Israel	.5

Short-term securities & other assets less liabilities	5.8

Total	100.0%

Objective: To provide long-term growth of capital while providing current income.

Special characteristics: The fund invests primarily in larger, well-established companies outside the United States, including emerging market and developing countries. The fund focuses on companies with strong earnings that pay dividends.

The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

International Growth and Income Fund gained 3.6% for the six months ended June 30, 2011, while the MSCI World ex USA Index rose 5.1%.

After four months of solid gains in most world markets, concerns about slowing economic growth in China and the U.S. and worries about Greek debt problems put a dampener on investor sentiment in May and early June. The financials sector, particularly European banks, bore the brunt of the lost confidence.

As a result, investors turned to low-risk defensive industries such as consumer staples, pharmaceutical companies and utilities, and some of the fund’s strongest returns came from these areas. Stocks recovered somewhat toward the end of June after the Greek government approved stringent new austerity measures to avoid bankruptcy.

Looking ahead, the fund’s portfolio counselors see continued opportunity for long-term investors in developing markets such as China and India, where stocks have been sold off in recent months, and in some European banks which, despite underlying strength, are likely to remain out of favor until the debt problems in southern Europe are resolved.

American Funds Insurance Series

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Asset Allocation Fund gained 5.3% for the six months ended June 30, 2011. Its benchmark indexes, the S&P 500 for stocks and the Barclays Capital U.S. Aggregate Index for bonds, rose 6.0% and 2.7%, respectively.

While interest rates remain low, the fund’s portfolio counselors continue to favor equities, which accounted for nearly 74% of the portfolio at June 30. Fixed-income holdings comprised about 21%, slightly higher than at year-end but still close to the historical low.

The emphasis on stocks was the major factor in the fund’s return. On a sector basis, the strongest returns came from holdings in health care, utilities and consumer staples. The fund’s weakest sectors were information technology and financials.

The fund’s portfolio counselors strive to provide equity-like returns while taking lower risk. They believe that the fund’s diversified portfolio of predominantly blue chip U.S. companies can allow them to continue to achieve that goal for the foreseeable future.

Objective: To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Special characteristics: Invests in a diversified portfolio of stocks and bonds. The fund may invest up to 15% of assets in equity securities from outside the United States and up to 25% of debt securities in lower rated bonds.

The market indexes are unmanaged, and their results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

American Funds Insurance Series

Five largest sectors in common stock holdings	(percent of net assets)

Industrials	6.9%

Information technology	5.8

Consumer discretionary	5.7

Financials	5.5

Consumer staples	5.4

Currency diversification		(percent of net assets)

	Common stocks	Bonds & notes	Total
U.S. dollars	20.4%	13.5%	33.9%

Euros	6.1	5.3	11.4

British pounds	4.6	.4	5.0

Japanese yen	1.5	2.4	3.9

Canadian dollars	2.8	.9	3.7

Singapore dollars	1.5	1.2	2.7

Swiss francs	2.5	—	2.5

Swedish kronor	.7	1.7	2.4

Mexican pesos	1.0	1.4	2.4

Hong Kong dollars	2.1	—	2.1

Other currencies	5.0	4.9	9.9

Short-term securities			23.4

Forward currency contracts			(.3)

Other assets less liabilities			(3.0)

			100.0%

Objective: The fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Special characteristics: Invests in stocks and bonds around the world, including emerging market and developing countries. Typically, stocks will account for at least 45% of assets and bonds for at least 30% of assets.

The market indexes are unmanaged, and their results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

*

The 60/40 MSCI/Barclays Capital Index blends the MSCI ACWI (All Country World Index) with the Barclays Capital Global Aggregate Index by weighting their total returns at 60% and 40%, respectively. This assumes the blend is rebalanced monthly.

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Global Balanced Fund began operations on May 2, 2011. Through June 30, the end of the reporting period, the fund declined 2.5%. The MSCI ACWI (All Country World Index), which measures global stocks, fell 3.8% over the same period and the Barclays Capital Global Aggregate Index, a measure of investment-grade bonds, declined 0.2%. The 60/40 MSCI/Barclays Capital Index* lost 2.4% for the period.

The fund’s launch coincided with the end of a broad rally that had seen most major developed and developing markets achieve strong gains for several months. Stocks began to turn down in May amid concerns about slowing growth in China, the United States and Europe, and renewed uncertainty about Greece’s ability to resolve its debt problems.

As a result, the fund’s portfolio counselors invested assets slowly in companies with strong balance sheets that they believe can withstand a period of sluggish economic growth. The fund has very little exposure to companies in the financials sector, which has been hurt the most by the European debt crisis. The portfolio counselors’ wary approach resulted in a sizable cash position, which helped as most major markets were down in May and early June.

American Funds Insurance Series

Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Bond Fund gained 2.5% for the six months ended June 30, 2011, slightly behind the 2.7% return of the Barclays Capital U.S. Aggregate Index.

All sectors of the bond market were positive for the period. Commercial mortgage-backed securities and some corporate bonds, particularly those issued by financial companies, were the strongest contributors to the fund’s return through April. The U.S. economic recovery began to slow in May due to disappointing economic numbers and new worries about the European debt crisis.

During the past couple of years, the fund’s portfolio counselors have gradually reduced holdings in high-yield bonds to historically low levels. As this segment of the market becomes weaker, the portfolio counselors may be looking for opportunities to add some higher yielding securities back to the portfolio.

The current uncertain environment highlights the key benefits of a diversified bond portfolio: income and stability. Bond Fund’s portfolio counselors continue to focus on these goals while paying close attention to risk.

Objective: To provide as high a level of current income as is consistent with the preservation of capital.

Special characteristics: Invests in nearly every sector of the bond market, with a preference for higher quality issues.

The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

American Funds Insurance Series

Currency weighting (after hedging) by country	(percent of net assets)

Country
United States[1]	46.1%

Japan	14.9

EMU[2]	14.8

Poland	2.9

Malaysia	2.5

South Korea	2.5

Mexico	2.2

Singapore	2.1

Canada	2.0

United Kingdom	1.7

Sweden	1.5

Australia	1.3

Country
Israel	.8%

Hungary	.7

Colombia	.7

Turkey	.6

Denmark	.6

Norway	.6

Indonesia	.4

South Africa	.4

Philippines	.3

Thailand	.3

Brazil	.1

Total	100.0%

Objective: To provide, over the long term, a high level of total return consistent with prudent investment management.

Special characteristics: Invests in government and corporate bonds issued in both developed and developing countries. Investment decisions consider a bond’s potential for appreciation and currency gains as well as yield. Up to 35% of assets may be invested in lower rated bonds.

The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

Results of the Lipper average include reinvested distributions but do not reflect the effect of sales charges, account fees, or taxes.

[1]	Includes U.S. dollar-denominated debt of other countries, totaling 8.6%.
[2]

European Monetary Union consists of Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain. Euro-denominated debt includes corporate and European government debt.

Global Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Global Bond Fund gained 4.3% for the six months ended June 30, 2011. The fund’s benchmark index, the Barclays Capital Global Aggregate Index, rose 4.4%, while the fund’s peer group, as measured by the Lipper Global Income Funds Average, gained 3.7%.

Commodity-exporting countries continued to benefit from rising prices until fears of a global economic slowdown began to take hold in the latter half of the period.

As a result, commodity prices began to fall from their record highs, bringing down their associated currencies. Nonetheless, investments in several commodity-rich countries, including Brazil and Australia, contributed to the fund’s return.

Looking ahead, the fund’s portfolio counselors believe there are attractive opportunities in European corporate bonds, particularly in the financials sector, and in emerging markets. However, with bond yields generally low, they caution that returns are likely to be moderate for some time.

American Funds Insurance Series

High-Income Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

High-Income Bond Fund gained 4.6% for the six months ended June 30, 2011, trailing the 5.0% increase of its benchmark, the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index.

The high-yield bond market was strong for most of the period before weakening in June, along with equity markets, on concerns about slowing growth in the United States and overseas. Spreads narrowed in the first few months but began to widen in early May as investors moved to Treasuries and other lower risk options.

Holdings in technology companies and retailers were among the main contributors to the fund’s result for the six months. Financials, including banks and insurance companies, did well through May before turning down in June.

The recent market weakness presents opportunities for the fund’s portfolio counselors to take advantage of attractively priced bonds. However, after several years in which high-yield returns surpassed those of most other asset classes, investors should be prepared for periods of more modest results.

Objective: To provide a high level of current income. A secondary investment objective is capital appreciation.

Special characteristics: Invests primarily in higher yielding and generally lower quality bonds. Up to 25% of assets may be invested in securities of issuers outside the United States.

The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

American Funds Insurance Series

Objective: The fund’s investment objective is to provide current income and preservation of capital.

Special characteristics: Invests primarily in mortgage-related securities sponsored or guaranteed by the U.S. government and other AAA/Aaa-rated, mortgage-related securities. Up to 10% of assets may be invested in high-quality, mortgage-related securities from issuers outside the U.S. that are U.S. dollar-denominated.

The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

Mortgage Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Mortgage Fund gained 0.9% in the almost two-month period from its inception on May 2 to June 30, 2011. Its benchmark index, the Barclays Capital U.S. Mortgage-Backed Securities Index, rose 1.2% over the same period.

Prime mortgage rates have recently fallen to around 4.8%; however, these low rates are not resulting in more refinancing activity because underwriting standards are much tougher and many borrowers do not have enough equity in their home to qualify for a traditional refinance.

The mortgage market has adjusted to this new environment, and mortgage bond prices now imply a very slow recovery in housing and also low mortgage prepayments for the next few years.

The fund is positioned predominately in lower coupon agency mortgages to seek to take advantage of opportunities presented by the markets due to the ending of quantitative easing by the Federal Reserve and the expected upcoming U.S. fiscal tightening.

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

U.S. Government/AAA-Rated Securities Fund gained 2.0% for the six months ended June 30, 2011. Its benchmark index, the Citigroup Treasury/ Government Sponsored/Mortgage Index, rose 2.5%.

Most of the fund’s return came in the second half of the period as high-quality bonds rallied with the slowdown in U.S. economic growth. In anticipation of the rally, the fund’s portfolio counselors shifted the focus to longer term bonds.

The fund’s two major investment areas, mortgage-backed bonds and U.S. Treasury securities, both contributed to returns. Limited exposure to index-linked bonds, which were hurt by falling energy prices, also helped.

In the near term, the fund’s portfolio counselors expect the U.S. economy to maintain a steady recovery, with the potential for rising interest rates in 2012. The government’s main challenge will be trying to bring spending in line with revenues. In this uncertain environment, the fund’s conservative approach can appeal to investors wanting to add relative stability and balance to a portfolio that includes equities.

Objective: To provide a high level of current income consistent with preservation of capital.

Special characteristics: Holds mostly securities guaranteed or sponsored by the U.S. government and mortgage-backed securities that offer more stability than stocks and high-yield bonds.

The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

American Funds Insurance Series

Where the fund’s assets were invested as of June 30, 2011	(percent of net assets)

Federal agency discount notes	40.7%

U.S. Treasuries	38.1

Commercial paper	21.9

Other assets less liabilities	(.7)

Total	100.0%

Objective: To provide a way to earn income on cash reserves while preserving capital and maintaining liquidity.

Special characteristics: Holds a diversified mix of high-quality money market instruments.

Cash Management Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

Cash Management Fund declined 0.3% for the six months ended June 30, 2011.

Interest rates remained historically low during the period and the fund’s expenses exceeded its income. As we have noted in recent reports, yields on money market securities are likely to remain low while the Federal Reserve keeps its target for the federal funds rate at 0% to 0.25%.

The fund is not guaranteed to maintain a stable net asset value and therefore periods of negative returns are possible. Most investors use the fund to hold assets while awaiting investment opportunities or to mitigate the volatility that can be expected with investments in stocks and bonds.

American Funds Insurance Series

Global Discovery Fund	unaudited
Summary investment portfolio June 30, 2011

Largest individual equity securities	Percent of net assets
ENN Energy Holdings	3.31%

Ryanair Holdings	2.81

Apple	2.60

Biogen Idec	2.00

Alere	1.94

Percent of net assets
Groupon	1.89%

Comcast	1.69

Forest Labs	1.62

SINA	1.56

EMC	1.54

Common stocks — 85.74%			Percent
		Value	of net
	Shares	(000)	assets
Information technology — 23.40%

Apple Inc.[1]	20,700	$6,948	2.60%

SINA Corp.[1]	40,000	4,164	1.56

EMC Corp.[1]	150,000	4,133	1.54

Google Inc., Class A1	8,000	4,051	1.51

First Solar, Inc.[1]	28,000	3,704	1.38

QUALCOMM Inc.	60,000	3,407	1.27

Baidu, Inc., Class A (ADR)[1]	23,000	3,223	1.21

Mail.ru Group Ltd. (GDR)[1,2]	80,000	2,668	1.00

Oracle Corp.	75,000	2,468.92

Rovi Corp.[1]	40,000	2,294.86

Avago Technologies Ltd.	60,000	2,280.85

Wistron Corp.[2]	1,188,174	2,118.79

eBay Inc.[1]	65,000	2,098.78

Other securities		19,095	7.13

		62,651	23.40

Health care — 15.80%

Biogen Idec Inc.[1]	50,100	5,357	2.00

Alere Inc.[1]	142,000	5,200	1.94

Forest Laboratories, Inc.[1]	110,200	4,335	1.62

Teva Pharmaceutical Industries Ltd. (ADR)	72,000	3,472	1.30

Myriad Genetics, Inc.[1]	142,000	3,225	1.20

Allergan, Inc.	35,000	2,914	1.09

Stryker Corp.	45,000	2,641.99

Medco Health Solutions, Inc.[1]	45,000	2,543.95

Life Technologies Corp.[1]	45,000	2,343.88

Other securities		10,262	3.83

		42,292	15.80

Financials — 13.29%

Sampo Oyj, Class A2	125,000	4,036	1.51

HDFC Bank Ltd.[2]	63,000	3,547	1.33

Industrial and Commercial Bank of China Ltd., Class H2	4,180,000	3,201	1.20

Deutsche Bank AG2	43,200	2,553.95

AIA Group Ltd.[1,2]	711,000	2,474.92

Other securities		19,754	7.38

		35,565	13.29

American Funds Insurance Series

Global Discovery Fund

Common stocks			Percent
		Value	of net
	Shares	(000)	assets
Consumer discretionary — 12.89%

Comcast Corp., Class A, special nonvoting shares	150,000	$3,634
Comcast Corp., Class A	35,000	887	1.69%

Walt Disney Co.	100,000	3,904	1.46

Daily Mail and General Trust PLC, Class A, nonvoting[2]	480,000	3,578	1.34

Amazon.com, Inc.[1]	15,000	3,067	1.14

Paddy Power PLC[2]	55,000	2,989	1.12

Tractor Supply Co.	35,000	2,341.87

DIRECTV, Class A1	45,000	2,287.85

Other securities		11,829	4.42

		34,516	12.89

Industrials — 6.45%

Ryanair Holdings PLC (ADR)	256,400	7,523	2.81

AirAsia Bhd.[2]	2,600,000	3,034	1.14

Other securities		6,697	2.50

		17,254	6.45

Utilities — 4.02%

ENN Energy Holdings Ltd.[2]	2,610,000	8,872	3.31

Other securities		1,901.71

		10,773	4.02

Telecommunication services — 2.21%

Crown Castle International Corp.[1]	90,000	3,671	1.37

Other securities		2,257.84

		5,928	2.21

Materials — 1.63%

Nitto Denko Corp.[2]	50,000	2,540.95

Other securities		1,813.68

		4,353	1.63

Energy — 0.87%

Schlumberger Ltd.	27,000	2,333.87

Consumer staples — 0.26%

Other securities		703.26

Miscellaneous — 4.92%

Other common stocks in initial period of acquisition		13,166	4.92

Total common stocks (cost: $191,471,000)		229,534	85.74

American Funds Insurance Series

Global Discovery Fund

Convertible securities — 2.32%			Percent
		Value	of net
	Shares	(000)	assets
Consumer discretionary — 1.89%

Groupon Inc., Series G, convertible preferred[1,2,3]	79,139	$5,065	1.89%

Other — 0.43%

Other securities		1,136.43

Total convertible securities (cost: $3,770,000)		6,201	2.32

Short-term securities — 11.39%	Principal
	amount
	(000)

Hewlett-Packard Co. 0.08% due 7/14/2011[4]	$4,500	4,500	1.68

Federal Home Loan Bank 0.05% due 7/25/2011	4,400	4,400	1.64

Ciesco LLC 0.15% due 8/15/2011	4,300	4,299	1.61

Freddie Mac 0.065%–0.24% due 7/26–8/17/2011	3,400	3,400	1.27

Fannie Mae 0.12% due 12/21/2011	3,200	3,198	1.19

Abbott Laboratories 0.11% due 8/9/2011[4]	3,000	2,999	1.12

Jupiter Securitization Co., LLC 0.13% due 7/12/2011[4]	2,900	2,900	1.08

Emerson Electric Co. 0.09% due 7/11/2011[4]	2,400	2,400.90

IBM Corp. 0.05% due 7/25/2011[4]	2,400	2,400.90

Total short-term securities (cost: $30,496,000)		30,496	11.39

Total investment securities (cost: $225,737,000)		266,231	99.45

Other assets less liabilities		1,472.55

Net assets		$267,703	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $75,897,000, which represented 28.35% of the net assets of the fund. This amount includes $70,832,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]

Acquired in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 12/17/2010 at a cost of $2,500,000) may be subject to legal or contractual restrictions on resale.

[4]

Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $15,199,000, which represented 5.68% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Global Growth Fund	unaudited
Summary investment portfolio June 30, 2011

Largest individual equity securities	Percent of net assets
Virgin Media	3.00%

Novo Nordisk	2.38

América Móvil	1.89

Moody’s	1.72

Texas Instruments	1.53

Percent of net assets
Unilever NV	1.40%

UnitedHealth Group	1.38

Pernod Ricard	1.18

KBR	1.14

Honda Motor	1.13

Common stocks — 95.02%			Percent
		Value	of net
	Shares	(000)	assets
Consumer discretionary — 17.39%

Virgin Media Inc.	5,660,000	$169,404	3.00%

Honda Motor Co., Ltd.[1]	1,658,800	63,936	1.13

Toyota Motor Corp.[1]	1,452,900	61,171	1.09

Sony Corp.[1]	2,280,000	60,351	1.07

Burberry Group PLC[1]	2,135,000	49,639.88

Amazon.com, Inc.[2]	241,000	49,282.87

Home Depot, Inc.	1,350,000	48,897.87

Hyundai Mobis Co., Ltd.[1]	105,500	39,591.70

Other securities		438,515	7.78

		980,786	17.39

Financials — 15.27%

Moody’s Corp.	2,529,900	97,022	1.72

China Life Insurance Co. Ltd., Class H1	15,190,000	52,351.93

Industrial and Commercial Bank of China Ltd., Class H1	64,766,750	49,591.88

Prudential PLC[1]	3,853,747	44,536.79

Agricultural Bank of China, Class H1	79,992,000	42,282.75

Housing Development Finance Corp. Ltd.[1]	2,350,000	37,268.66

AIA Group Ltd.[1,2]	10,454,200	36,384.64

UBS AG1,2	1,920,000	35,011.62

Other securities		466,987	8.28

		861,432	15.27

Health care — 11.51%

Novo Nordisk A/S, Class B1	1,070,700	134,237	2.38

UnitedHealth Group Inc.	1,510,000	77,886	1.38

Vertex Pharmaceuticals Inc.[2]	1,175,000	61,088	1.09

Aetna Inc.	870,000	38,358.68

Novartis AG1	580,000	35,529.63

Other securities		301,784	5.35

		648,882	11.51

Information technology — 10.96%

Texas Instruments Inc.	2,626,000	86,212	1.53

Samsung Electronics Co. Ltd.[1]	66,045	51,333.91

Yahoo! Inc.[2]	3,330,200	50,086.89

Oracle Corp.	1,495,000	49,200.87

TE Connectivity Ltd.	1,266,250	46,547.83

Microsoft Corp.	1,592,500	41,405.73

Apple Inc.[2]	120,000	40,280.71

Other securities		253,338	4.49

		618,401	10.96

American Funds Insurance Series

Global Growth Fund

Common stocks			Percent
		Value	of net
	Shares	(000)	assets
Consumer staples — 10.05%

Unilever NV, depository receipts[1]	2,405,000	$78,788	1.40%

Pernod Ricard SA1	675,439	66,580	1.18

Anheuser-Busch InBev NV1	1,017,025	58,972	1.04

Shoprite Holdings Ltd.[1]	3,055,000	46,025.82

British American Tobacco PLC[1]	820,500	35,965.64

Other securities		280,392	4.97

		566,722	10.05

Industrials — 9.11%

KBR, Inc.	1,713,000	64,563	1.14

Geberit AG1	237,185	56,199	1.00

United Technologies Corp.	622,000	55,053.98

Siemens AG1	296,157	40,664.72

Vallourec SA1	315,000	38,358.68

Other securities		259,102	4.59

		513,939	9.11

Energy — 7.73%

TOTAL SA1	1,045,000	60,439	1.07

Royal Dutch Shell PLC, Class B (ADR)	433,643	31,114
Royal Dutch Shell PLC, Class B1	574,666	20,513.92

Oil Search Ltd.[1]	6,960,000	49,760.88

Canadian Natural Resources, Ltd.	1,061,400	44,494.79

Chevron Corp.	360,000	37,022.66

Other securities		192,520	3.41

		435,862	7.73

Materials — 5.27%

Dow Chemical Co.	1,535,000	55,260.98

Steel Dynamics, Inc.	3,400,000	55,250.98

Sigma-Aldrich Corp.	485,000	35,589.63

Other securities		150,983	2.68

		297,082	5.27

Telecommunication services — 4.35%

América Móvil, SAB de CV, Series L (ADR)	1,570,000	84,592
América Móvil, SAB de CV, Series L	16,370,000	22,091	1.89

SOFTBANK CORP.[1]	1,295,000	49,048.87

Other securities		89,547	1.59

		245,278	4.35

Utilities — 1.61%

GDF SUEZ[1]	1,122,805	41,091.73

Other securities		49,617.88

		90,708	1.61

Miscellaneous — 1.77%

Other common stocks in initial period of acquisition		100,066	1.77

Total common stocks (cost: $3,902,176,000)		5,359,158	95.02

American Funds Insurance Series

Global Growth Fund

Short-term securities — 4.62%	Principal		Percent
	amount	Value	of net
	(000)	(000)	assets

Toronto-Dominion Holdings USA Inc. 0.13% due 8/5/2011[3]	$48,600	$48,594.86%

Other securities	211,889	3.76

Total short-term securities (cost: $260,465,000)	260,483	4.62

Total investment securities (cost: $4,162,641,000)	5,619,641	99.64

Other assets less liabilities		20,531.36

Net assets		$5,640,172	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $1,383,000, which represented .02% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,701,029,000, which represented 47.89% of the net assets of the fund. This amount includes $2,699,646,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]

Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $134,504,000, which represented 2.38% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Global Small Capitalization Fund	unaudited
Summary investment portfolio June 30, 2011

Largest individual equity securities	Percent of net assets
ENN Energy Holdings	2.31%

African Minerals	1.68

Melco Crown Entertainment	1.58

Galaxy Entertainment Group	1.49

InterOil	1.41

Percent of net assets
International Container Terminal Services	1.38%

Kingboard Chemical Holdings	1.31

Hittite Microwave	1.24

AAC Acoustic Technologies Holdings	1.15

Kingboard Laminates	1.10

Common stocks — 90.99%			Percent
		Value	of net
	Shares	(000)	assets
Consumer discretionary — 17.69%

Melco Crown Entertainment Ltd. (ADR)[1]	4,902,763	$62,608	1.58%

Galaxy Entertainment Group Ltd.[1,2]	27,238,000	59,038	1.49

Modern Times Group MTG AB, Class B2	609,400	40,265	1.02

Hankook Tire Co., Ltd.[2]	796,520	34,074.86

United Auto Group, Inc.	1,268,400	28,843.73

Minth Group Ltd.[2]	16,792,000	27,206.69

CTC Media, Inc.	1,087,372	23,183.58

Lions Gate Entertainment Corp.[1]	3,450,000	22,839.58

Liberty Media Corp., Series A1	300,000	22,572.57

John Wiley & Sons, Inc., Class A	414,896	21,579.54

AutoNation, Inc.[1]	550,000	20,136.51

Golden Eagle Retail Group Ltd.[2]	7,845,000	20,003.50

Other securities		318,599	8.04

		700,945	17.69

Industrials — 14.52%

International Container Terminal Services, Inc.[2]	47,285,000	54,838	1.38

Intertek Group PLC[2]	1,295,000	41,009	1.04

Cebu Air, Inc.[2]	11,450,000	24,097.61

Pursuit Dynamics PLC[1,2,3]	4,757,900	23,654.60

MSC Industrial Direct Co., Inc., Class A	323,800	21,471.54

Landstar System, Inc.	460,000	21,381.54

Moog Inc., Class A1	485,000	21,107.53

Other securities		367,711	9.28

		575,268	14.52

Information technology — 13.88%

Kingboard Chemical Holdings Ltd.[2]	11,066,500	51,520	1.30

Hittite Microwave Corp.[1]	796,000	49,280	1.24

AAC Acoustic Technologies Holdings Inc.[2]	19,417,100	45,682	1.15

Kingboard Laminates Holdings Ltd.[2]	55,486,509	43,628	1.10

Rovi Corp.[1]	593,850	34,063.86

Delta Electronics (Thailand) PCL[2]	26,316,000	21,258.54

Monster Worldwide, Inc.[1]	1,375,000	20,157.51

Other securities		284,339	7.18

		549,927	13.88

Health care — 9.91%

NuVasive, Inc.[1]	962,200	31,637.80

ZOLL Medical Corp.[1]	552,126	31,284.79

Volcano Corp.[1]	836,767	27,019.68

BioMarin Pharmaceutical Inc.[1]	869,800	23,667.60

Illumina, Inc.[1]	291,300	21,891.55

JSC Pharmstandard (GDR)[1,2]	946,865	21,587.54

Omega Pharma NV2	381,000	19,608.49

Other securities		216,164	5.46

		392,857	9.91

American Funds Insurance Series

Global Small Capitalization Fund

Common stocks			Percent
		Value	of net
	Shares	(000)	assets
Materials — 9.46%

African Minerals Ltd.[1,2]	7,987,000	$66,403	1.68%

Kenmare Resources PLC[1,2]	36,658,159	34,685
Kenmare Resources PLC[1,2,4]	7,047,991	6,668	1.04

Midas Holdings Ltd.[2,3]	46,865,000	24,849
Midas Holdings Ltd. (HKD denominated)[2,3]	14,900,000	7,839.82

Allied Gold Mining PLC (CDI) (AUD denominated)[1,2]	6,340,045	20,128
Allied Gold Mining PLC[1,2]	3,383,333	11,085.79

OCI Materials Co., Ltd.[2]	200,000	25,053.63

Other securities		178,376	4.50

		375,086	9.46

Energy — 7.83%

InterOil Corp.[1]	954,675	55,858	1.41

Comstock Resources, Inc.[1]	1,327,000	38,204.97

Exillon Energy PLC[1,2]	4,439,000	30,988.78

Cimarex Energy Co.	309,000	27,785.70

Other securities		157,272	3.97

		310,107	7.83

Financials — 6.40%

City National Corp.	376,405	20,420.51

BS Financial Group Inc.[1,2]	1,389,000	19,732.50

Other securities		213,497	5.39

		253,649	6.40

Utilities — 3.12%

ENN Energy Holdings Ltd.[2]	26,934,700	91,555	2.31

Other securities		31,978.81

		123,533	3.12

Consumer staples — 1.75%

Other securities		69,377	1.75

Telecommunication services — 1.50%

Leap Wireless International, Inc.[1]	1,410,000	22,884.58

Other securities		36,449.92

		59,333	1.50

Miscellaneous — 4.93%

Other common stocks in initial period of acquisition		195,319	4.93

Total common stocks (cost: $2,778,630,000)		3,605,401	90.99

American Funds Insurance Series

Global Small Capitalization Fund

Preferred securities — 0.07%		Percent
	Value	of net
	(000)	assets
Financials — 0.07%

Other securities	$2,916.07%

Total preferred securities (cost: $2,108,000)	2,916.07

Rights & warrants — 0.05%

	Shares
Information technology — 0.01%

Kingboard Chemical Holdings Ltd., warrants, expire 2012[1]	732,600	381.01

Other — 0.04%

Other securities		1,690.04

Total rights & warrants (cost: $3,513,000)		2,071.05

Convertible securities — 0.32%

Other — 0.27%

Other securities		10,682.27

Miscellaneous — 0.05%

Other convertible securities in initial period of acquisition		2,002.05

Total convertible securities (cost: $10,192,000)		12,684.32

Short-term securities — 8.68%	Principal
	amount
	(000)

Freddie Mac 0.08%–0.21% due 7/27/2011–3/5/2012	$122,453	122,397	3.09

Old Line Funding, LLC 0.18%–0.20% due 7/20–8/22/2011[4]	52,200	52,194	1.32

American Honda Finance Corp. 0.20% due 7/7/2011	40,000	39,998	1.01

Fannie Mae 0.08%–0.133% due 7/20/2011–1/23/2012	35,400	35,388.89

BNP Paribas Finance Inc. 0.20% due 7/1/2011	23,300	23,300.59

Rabobank USA Financial Corp. 0.25% due 11/14/2011	22,300	22,289.56

Other securities		48,191	1.22

Total short-term securities (cost: $343,723,000)		343,757	8.68

Total investment securities (cost: $3,138,166,000)		3,966,829	100.11

Other assets less liabilities		(4,435)	(.11)

Net assets		$3,962,394	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $6,977,000, which represented .18% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

American Funds Insurance Series

Global Small Capitalization Fund

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended June 30, 2011, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/2011 (000)

Midas Holdings Ltd.[2]	46,865,000	—	—	46,865,000	$189	$24,849

Midas Holdings Ltd. (HKD denominated)[2]	14,900,000	—	—	14,900,000	60	7,839

Pursuit Dynamics PLC[1,2]	4,549,900	208,000	—	4,757,900	—	23,654

JVM Co., Ltd.[1,2]	411,500	—	—	411,500	—	13,091

Trap Oil Group PLC[1,2,4]	—	11,800,000	—	11,800,000	—	7,575

LNG Energy Ltd.[1,4]	16,500,000	—	—	16,500,000	—	7,185

Airesis SA1,2	3,294,151	—	—	3,294,151	—	7,170

Wildhorse Energy Ltd.[1,2]	11,355,000	4,872,016	—	16,227,016	—	4,997

Eveready Industries India Ltd.[2]	4,370,000	—	—	4,370,000	—	3,743

Leni Gas & Oil PLC[1,2,4]	46,700,000	—	—	46,700,000	—	2,155

Leni Gas & Oil PLC, warrants, expire 2013[1,2,4]	12,750,000	—	—	12,750,000	—	2

Allied Gold Ltd.[5]	38,040,274	—	38,040,274	—	—	—

Allied Gold Ltd. (GBP denominated)[5]	3,800,000	—	3,800,000	—	—	—

Allied Gold Ltd. (CDI)[5]	12,000,000	4,500,000	16,500,000	—	—	—

Gemfields Resources PLC[5]	12,000,000	—	12,000,000	—	—	—

Gemfields Resources PLC[5]	7,499,333	—	7,499,333	—	—	—

Mwana Africa PLC[1,2,4,5]	30,000,000	—	—	30,000,000	—	—

Mwana Africa PLC[1,2,5]	192,500	—	—	192,500	—	—

					$249	$102,260

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,987,086,000, which represented 50.15% of the net assets of the fund. This amount includes $1,965,563,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]

Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $146,130,000, which represented 3.69% of the net assets of the fund.

[5]	Unaffiliated issuer at 6/30/2011.

Key to abbreviations
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
AUD = Australian dollars
GBP = British pounds
HKD = Hong Kong dollars

See Notes to Financial Statements

American Funds Insurance Series

Growth Fund	unaudited
Summary investment portfolio June 30, 2011

Largest individual equity securities	Percent of net assets
Apple	2.84%

Amazon.com	2.25

Wynn Macau	2.08

Google	1.98

Wells Fargo	1.85

Percent of net assets
Goldman Sachs	1.58%

lululemon athletica	1.47

Intuitive Surgical	1.45

Suncor	1.42

Chipotle Mexican Grill	1.35

Common stocks — 94.78%			Percent
		Value	of net
	Shares	(000)	assets

Consumer discretionary — 19.19%

Amazon.com, Inc.[1]	3,114,000	$636,782	2.25%

Wynn Macau, Ltd.[2]	178,400,800	587,765	2.08

lululemon athletica inc.[1,3]	3,700,000	413,734	1.47

Chipotle Mexican Grill, Inc.[1]	1,241,400	382,587	1.35

Home Depot, Inc.	10,556,000	382,338	1.35

CarMax, Inc.[1]	10,342,500	342,026	1.21

Johnson Controls, Inc.	6,099,100	254,088.90

Sirius XM Radio Inc.[1]	112,600,000	246,594.87

Tiffany & Co.	2,953,000	231,870.82

Las Vegas Sands Corp.[1]	4,160,000	175,594.62

Other securities		1,767,169	6.27

		5,420,547	19.19

Information technology — 13.96%

Apple Inc.[1]	2,390,000	802,251	2.84

Google Inc., Class A1	1,103,000	558,537	1.98

EMC Corp.[1]	13,655,000	376,195	1.33

First Solar, Inc.[1]	2,134,895	282,383	1.00

Texas Instruments Inc.	6,175,000	202,725.72

Other securities		1,719,581	6.09

		3,941,672	13.96

Energy — 13.84%

Suncor Energy Inc.	10,214,417	400,337	1.42

Pacific Rubiales Energy Corp.	12,550,000	336,376	1.19

Tenaris SA (ADR)	5,410,000	247,399.88

Core Laboratories NV	2,200,000	245,388.87

MEG Energy Corp.[1]	4,590,000	239,482.85

Concho Resources Inc.[1]	2,500,000	229,625.81

Newfield Exploration Co.[1]	3,350,000	227,867.81

Apache Corp.	1,740,000	214,699.76

Noble Energy, Inc.	2,345,000	210,182.74

Denbury Resources Inc.[1]	9,810,800	196,216.69

Other securities		1,362,104	4.82

		3,909,675	13.84

American Funds Insurance Series

Growth Fund

Common stocks			Percent
		Value	of net
	Shares	(000)	assets
Financials — 13.69%

Wells Fargo & Co.	18,578,296	$521,307	1.85%

Goldman Sachs Group, Inc.	3,350,000	445,852	1.58

Berkshire Hathaway Inc., Class A1	2,515	292,004	1.03

American Express Co.	4,200,000	217,140.77

Citigroup Inc.	4,364,500	181,738.64

Fairfax Financial Holdings Ltd.	230,000	92,262
Fairfax Financial Holdings Ltd. (CAD denominated)	215,000	86,049.63

Onex Corp.	4,600,500	178,258.63

JPMorgan Chase & Co.	3,084,900	126,296.45

Other securities		1,726,083	6.11

		3,866,989	13.69

Health care — 10.22%

Intuitive Surgical, Inc.[1]	1,097,000	408,205	1.45

Vertex Pharmaceuticals Inc.[1]	6,269,246	325,938	1.15

Hospira, Inc. [1]	4,150,000	235,139.83

Grifols, SA2	8,770,000	175,976.62

UnitedHealth Group Inc.	3,360,000	173,309.61

Other securities		1,568,845	5.56

		2,887,412	10.22

Materials — 8.81%

Potash Corp. of Saskatchewan Inc.	6,118,212	348,677	1.23

Barrick Gold Corp.	7,250,000	328,353	1.16

Newmont Mining Corp.	5,487,695	296,171	1.05

Rio Tinto PLC[2]	3,902,955	281,830	1.00

Cliffs Natural Resources Inc.	2,100,000	194,145.69

FMC Corp.	2,000,000	172,040.61

Other securities		866,752	3.07

		2,487,968	8.81

Industrials — 8.57%

Stericycle, Inc.[1]	3,390,000	302,117	1.07

Boeing Co.	3,065,000	226,595.80

Union Pacific Corp.	1,770,000	184,788.65

Other securities		1,708,000	6.05

		2,421,500	8.57

Consumer staples — 3.47%

Costco Wholesale Corp.	2,645,000	214,880.76

Philip Morris International Inc.	3,030,000	202,313.72

Other securities		562,316	1.99

		979,509	3.47

Other — 2.13%

Other securities		599,205	2.13

Miscellaneous — 0.90%

Other common stocks in initial period of acquisition		252,994.90

Total common stocks (cost: $18,375,052,000)		26,767,471	94.78

American Funds Insurance Series

Growth Fund

Preferred securities — 0.03%		Percent
	Value	of net
	(000)	assets

Other — 0.03%

Other securities	$8,500.03%

Total preferred securities (cost: $8,500,000)	8,500.03

Convertible securities — 0.29%

Other — 0.29%

Other securities	81,038.29

Total convertible securities (cost: $40,000,000)	81,038.29

Short-term securities — 4.05%	Principal
	amount
	(000)

Freddie Mac 0.10%–0.341% due 8/3/2011–3/6/2012	$257,400	257,248.91

Jupiter Securitization Co., LLC 0.13%–0.19% due 7/1–7/19/2011[4]	113,600	113,592
Falcon Asset Securitization Co., LLC 0.13%–0.15% due 7/26– 8/26/2011[4]	72,000	71,990.85
JPMorgan Chase & Co. 0.15% due 8/10/2011	53,400	53,387

Fannie Mae 0.105%–0.20% due 10/3–12/1/2011	217,050	216,983.77

NetJets Inc. 0.07% due 7/18/2011[4]	23,800	23,799.08

Other securities		406,453	1.44

Total short-term securities (cost: $1,143,322,000)		1,143,452	4.05

Total investment securities (cost: $19,566,874,000)		28,000,461	99.15

Other assets less liabilities		241,254.85

Net assets		$28,241,715	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

Growth Fund

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended June 30, 2011, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	6/30/2011
	shares	Additions	Reductions	shares	(000)	(000)

lululemon athletica inc.[1]	4,000,000	—	300,000	3,700,000	$—	$413,734

Incyte Corp.[1]	2,927,700	4,982,300	—	7,910,000	—	149,815

Lender Processing Services, Inc.	5,785,000	—	—	5,785,000	1,157	120,964

KGen Power Corp.[1,2,5]	3,166,128	—	—	3,166,128	—	25,646

Air Lease Corp., Class A1,2,4,6	4,183,448	—	—	4,183,448	—	—

Blue Nile, Inc.[1,6]	1,043,000	—	805,900	237,100	—	—

Capella Education Co.[1,6]	1,086,826	—	302,419	784,407	—	—

					$1,157	$710,159

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $3,233,115,000, which represented 11.45% of the net assets of the fund. This amount includes $2,899,209,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]

Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $614,738,000, which represented 2.18% of the net assets of the fund.

[5]

Acquired in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 12/19/2006 at a cost of $28,495,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $237,371,000, which represented .84% of the net assets of the fund.

[6]	Unaffiliated issuer at 6/30/2011.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars

See Notes to Financial Statements

American Funds Insurance Series

International Fund	unaudited
Summary investment portfolio June 30, 2011

Largest individual equity securities	Percent of net assets

Novartis	3.26%

Bayer	2.75

BP	2.08

América Móvil	2.05

MTN Group	2.02

Percent of net assets

Daimler	1.88%

Nestlé	1.84

BNP Paribas	1.68

ArcelorMittal	1.61

Ryanair Holdings	1.57

Common stocks — 95.59%			Percent
		Value	of net
	Shares	(000)	assets
Financials — 19.04%

BNP Paribas SA1	2,272,219	$175,246	1.68%

Erste Bank der oesterreichischen Sparkassen AG1	3,088,804	161,790	1.55

AIA Group Ltd.[1,2]	37,521,700	129,650	1.25

Credit Suisse Group AG1	3,176,613	123,470	1.19

Prudential PLC[1]	10,145,155	117,243	1.13

Bank of China Ltd., Class H1	228,632,800	111,863	1.07

Ping An Insurance (Group) Co. of China, Ltd., Class H1	10,136,000	105,703	1.01

Lloyds Banking Group PLC[1,2]	123,074,399	96,707.93

Itaú Unibanco Holding SA, preferred nominative (ADR)	3,839,556	90,422.87

Housing Development Finance Corp. Ltd.[1]	4,845,000	76,835.74

UniCredit SpA[1]	33,836,448	71,569.69

Banco Bradesco SA, preferred nominative	3,382,636	68,708.66

Other securities		652,459	6.27

		1,981,665	19.04

Industrials — 12.37%

Ryanair Holdings PLC (ADR)	5,551,700	162,887	1.57

SMC Corp.[1]	638,000	114,947	1.11

Wolseley PLC[1]	3,188,152	103,981	1.00

Fiat Industrial SpA[1,2]	7,507,800	97,059.93

BAE Systems PLC[1]	17,167,472	87,761.84

Schneider Electric SA1	464,428	77,592.75

Samsung Engineering Co., Ltd.[1]	318,000	76,296.73

Other securities		566,322	5.44

		1,286,845	12.37

Health care — 11.73%

Novartis AG1	5,544,613	339,649	3.26

Bayer AG1	3,560,023	286,212	2.75

Mindray Medical International Ltd., Class A (ADR)	5,491,000	154,022	1.48

Teva Pharmaceutical Industries Ltd. (ADR)	2,928,000	141,188	1.35

Merck KGaA[1]	972,655	105,698	1.02

JSC Pharmstandard (GDR)[1,2]	3,510,300	80,029.84
JSC Pharmstandard (GDR)[1,2,3]	307,300	7,006

Other securities		106,926	1.03

		1,220,730	11.73

Consumer discretionary — 10.65%

Daimler AG1	2,607,000	196,205	1.88

British Sky Broadcasting Group PLC[1]	8,629,500	117,203	1.13

Hyundai Motor Co.[1]	516,300	115,295	1.11

Industria de Diseño Textil, SA1	1,150,000	105,014	1.01

Other securities		574,053	5.52

		1,107,770	10.65

American Funds Insurance Series

International Fund

Common stocks			Percent
		Value	of net
	Shares	(000)	assets
Information technology — 9.49%

Canon, Inc.[1]	2,738,900	$130,610	1.25%

NetEase.com, Inc. (ADR)[2]	2,651,062	119,536	1.15

Samsung Electronics Co. Ltd.[1]	143,300	111,378	1.07

Murata Manufacturing Co., Ltd.[1]	1,413,000	94,390.91

HOYA Corp.[1]	4,158,300	92,169.88

Other securities		440,385	4.23

		988,468	9.49

Consumer staples — 8.58%

Nestlé SA1	3,081,400	191,507	1.84

Anheuser-Busch InBev NV1	2,436,414	141,276	1.36
Anheuser-Busch InBev NV, VVPR STRIPS[1,2]	1,189,792	7

Imperial Tobacco Group PLC[1]	3,200,000	106,395	1.02

Danone SA1	1,234,806	92,134.89

Pernod Ricard SA1	906,333	89,339.86

Other securities		271,806	2.61

		892,464	8.58

Telecommunication services — 8.21%

América Móvil, SAB de CV, Series L (ADR)	3,961,500	213,446	2.05

MTN Group Ltd.[1]	9,849,900	209,873	2.02

Other securities		430,551	4.14

		853,870	8.21

Materials — 5.71%

ArcelorMittal[1]	4,803,500	167,148	1.61

Linde AG1	814,600	142,821	1.37

Other securities		283,720	2.73

		593,689	5.71

Energy — 5.15%

BP PLC[1]	29,414,802	216,728	2.08

Royal Dutch Shell PLC, Class B1	2,200,000	78,532.76

Eni SpA[1]	2,806,000	66,520.64

Other securities		173,761	1.67

		535,541	5.15

Utilities — 2.50%

Power Grid Corp. of India Ltd.[1]	54,973,190	134,863	1.29

Other securities		125,482	1.21

		260,345	2.50

Miscellaneous — 2.16%

Other common stocks in initial period of acquisition		224,628	2.16

Total common stocks (cost: $7,841,425,000)		9,946,015	95.59

American Funds Insurance Series

International Fund

Preferred securities — 0.05%		Percent
	Value	of net
	(000)	assets
Financials — 0.05%

Other securities	$5,137.05%

Total preferred securities (cost: $4,167,000)	5,137.05

Bonds, notes & other debt instruments — 0.10%
Financials — 0.10%

Other securities	10,274.10

Total bonds, notes & other debt instruments (cost: $9,510,000)	10,274.10

Short-term securities — 2.87%	Principal
	amount
	(000)

Fannie Mae 0.075%–0.10% due 10/11–11/21/2011	$129,200	129,159	1.24

Freddie Mac 0.07%–0.185% due 8/8–10/14/2011	97,350	97,336.93

Other securities		72,693.70

Total short-term securities (cost: $299,175,000)		299,188	2.87

Total investment securities (cost: $8,154,277,000)		10,260,614	98.61

Other assets less liabilities		144,312	1.39

Net assets		$10,404,926	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $7,045,000, which represented .07% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $8,921,387,000, which represented 85.74% of the net assets of the fund. This amount includes $8,914,342,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]

Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $105,378,000, which represented 1.01% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

New World Fund	unaudited
Summary investment portfolio June 30, 2011

Largest individual equity securities	Percent of net assets
América Móvil	1.98%

Magnit	1.55

Bank Rakyat Indonesia	1.53

Cochlear	1.52

Samsung Electronics	1.43

Percent of net assets
Truworths International	1.38%

Holcim	1.28

Novo Nordisk	1.26

Shoprite Holdings	1.17

Nestlé	1.14

Common stocks — 82.76%			Percent
		Value	of net
	Shares	(000)	assets
Consumer staples — 16.09%

OJSC Magnit (GDR)[1]	1,195,000	$37,513
OJSC Magnit (GDR)[1,2]	64,500	2,025	1.55%

Shoprite Holdings Ltd.[1]	1,980,000	29,830	1.17

Nestlé SA1	465,000	28,899	1.14

Wal-Mart de México, SAB de CV, Series V (ADR)	786,000	23,399	1.08
Wal-Mart de México, SAB de CV, Series V	1,410,000	4,177

Anheuser-Busch InBev NV1	383,700	22,249.87

Tesco PLC[1]	3,222,418	20,812.82

SABMiller PLC[1]	562,500	20,508.81

Coca-Cola Co.	259,500	17,462.69

China Yurun Food Group Ltd.[1]	6,119,000	17,342.68

British American Tobacco PLC[1]	393,000	17,226.68

Pernod Ricard SA1	159,600	15,732.62

Other securities		152,231	5.98

		409,405	16.09

Consumer discretionary — 11.09%

Truworths International Ltd.[1]	3,232,000	35,066	1.38

Toyota Motor Corp.[1]	632,300	26,622	1.05

Bayerische Motoren Werke AG1	240,000	23,915.94

Naspers Ltd., Class N1	406,200	22,989.90

Wynn Macau, Ltd.[1]	6,849,200	22,566.89

Golden Eagle Retail Group Ltd.[1]	7,000,000	17,848.70

Honda Motor Co., Ltd.[1]	455,000	17,537.69

McDonald’s Corp.	205,000	17,286.68

Other securities		98,316	3.86

		282,145	11.09

Financials — 10.03%

PT Bank Rakyat Indonesia (Persero) Tbk[1]	51,306,300	39,036	1.53

Industrial and Commercial Bank of China Ltd., Class H1	33,899,800	25,957	1.02

Housing Development Finance Corp. Ltd.[1]	1,335,000	21,171.83

China Life Insurance Co. Ltd., Class H1	4,845,000	16,698.66

Itaú Unibanco Holding SA, preferred nominative (ADR)	559,082	13,166.62
Itaú Unibanco Holding SA, preferred nominative	107,950	2,521

Other securities		136,764	5.37

		255,313	10.03

Health care — 7.97%

Cochlear Ltd.[1]	500,000	38,595	1.52

Novo Nordisk A/S, Class B1	256,420	32,148	1.26

Amil Participações SA, ordinary nominative	1,997,410	23,485.92

Krka, dd, Novo mesto[1,3]	239,640	20,869.82

Shandong Weigao Group Medical Polymer Co. Ltd., Class H1	14,408,000	20,830.82

Baxter International Inc.	272,300	16,254.64

Other securities		50,473	1.99

		202,654	7.97

American Funds Insurance Series

New World Fund

Common stocks			Percent
		Value	of net
	Shares	(000)	assets
Industrials — 7.72%

Schneider Electric SA1	148,220	$24,763.97%

Cummins Inc.	192,500	19,922.78

Siemens AG1	138,100	18,962.75

Other securities		132,765	5.22

		196,412	7.72

Materials — 6.75%

Holcim Ltd[1]	433,011	32,679	1.28

Linde AG1	109,000	19,111.75

Other securities		120,001	4.72

		171,791	6.75

Information technology — 6.71%

Samsung Electronics Co. Ltd.[1]	46,725	36,317	1.43

Infosys Technologies Ltd.[1]	410,200	26,741	1.05

Google Inc., Class A3	47,000	23,800.94

HTC Corp.[1]	458,640	15,667.62

Other securities		68,185	2.67

		170,710	6.71

Energy — 6.23%

Royal Dutch Shell PLC, Class B1	600,000	21,418.84

Oil Search Ltd.[1]	2,465,000	17,623.69

Other securities		119,558	4.70

		158,599	6.23

Telecommunication services — 5.09%

América Móvil, SAB de CV, Series L (ADR)	889,875	47,946	1.98
América Móvil, SAB de CV, Series L	1,700,000	2,294

SOFTBANK CORP.[1]	545,500	20,661.81

China Telecom Corp. Ltd., Class H1	27,870,000	18,177.71

Telefónica, SA1	640,000	15,651.62

Other securities		24,838.97

		129,567	5.09

Utilities — 1.41%

Other securities		35,796	1.41

Miscellaneous — 3.67%

Other common stocks in initial period of acquisition		92,431	3.67

Total common stocks (cost: $1,478,717,000)		2,104,823	82.76

American Funds Insurance Series

New World Fund

Rights & warrants — 0.01%		Percent
	Value	of net
	(000)	assets
Information technology — 0.01%

Other securities	$97.01%

Miscellaneous — 0.00%

Other rights & warrants in initial period of acquisition	63.00

Total rights & warrants (cost: $0)	160.01

Bonds, notes & other debt instruments — 8.89%

Other — 8.89%

Other securities	227,178	8.89

Total bonds, notes & other debt instruments (cost: $206,602,000)	227,178	8.89

American Funds Insurance Series

New World Fund

Short-term securities — 8.25%	Principal		Percent
	amount	Value	of net
	(000)	(000)	assets

Freddie Mac 0.08%–0.175% due 7/27–12/19/2011	$66,450	$66,439	2.61%

Old Line Funding, LLC 0.17%–0.18% due 8/18–8/22/2011[2]	41,400	41,394	1.63

Société Générale North America, Inc. 0.03% due 7/1/2011	27,400	27,400	1.08

KfW 0.13%–0.17% due 7/6–8/12/2011[2]	22,200	22,198.87

Credit Agricole North America, Inc. 0.18% due 7/11/2011	19,200	19,199.75

Toyota Motor Credit Corp. 0.17% due 8/5/2011	7,900	7,899.31

Other securities		25,397	1.00

Total short-term securities (cost: $209,911,000)		209,926	8.25

Total investment securities (cost: $1,895,230,000)		2,542,087	99.91

Other assets less liabilities		2,408.09

Net assets		$2,544,495	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,575,742,000, which represented 61.93% of the net assets of the fund. This amount includes $1,572,035,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]

Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $127,511,000, which represented 5.01% of the net assets of the fund.

[3]	Security did not produce income during the last 12 months.

Key to abbreviations
ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Blue Chip Income and Growth Fund	unaudited
Summary investment portfolio June 30, 2011

Largest individual equity securities	Percent of net assets
AT&T	5.04%

Microsoft	4.58

Royal Dutch Shell	3.45

IBM	3.12

JPMorgan Chase	2.75

Percent of net assets
Hewlett-Packard	2.71%

ConocoPhillips	2.23

Bank of America	2.12

CVS/Caremark	2.11

Oracle	2.06

Common stocks — 92.93%			Percent
		Value	of net
	Shares	(000)	assets
Information technology — 20.34%

Microsoft Corp.	8,030,000	$208,780	4.58%

International Business Machines Corp.	830,000	142,387	3.12

Hewlett-Packard Co.	3,400,000	123,760	2.71

Oracle Corp.	2,850,000	93,794	2.06

Intel Corp.	3,700,000	81,992	1.80

Apple Inc.[1]	200,000	67,134	1.47

Texas Instruments Inc.	1,250,000	41,037.90

Other securities		168,883	3.70

		927,767	20.34

Industrials — 13.10%

United Technologies Corp.	760,000	67,268	1.47

United Parcel Service, Inc., Class B	850,000	61,990	1.36

General Electric Co.	3,100,000	58,466	1.28

CSX Corp.	2,100,000	55,062	1.21

Norfolk Southern Corp.	592,800	44,419.97

Union Pacific Corp.	375,000	39,150.86

Illinois Tool Works Inc.	650,000	36,718.80

Rockwell Automation	400,000	34,704.76

Emerson Electric Co.	600,000	33,750.74

Other securities		166,346	3.65

		597,873	13.10

Consumer staples — 10.79%

CVS/Caremark Corp.	2,565,000	96,393	2.11

Philip Morris International Inc.	1,250,000	83,462	1.83

Kraft Foods Inc., Class A	2,350,200	82,798	1.81

PepsiCo, Inc.	885,000	62,331	1.37

Kimberly-Clark Corp.	555,000	36,941.81

Kellogg Co.	592,000	32,749.72

Other securities		97,583	2.14

		492,257	10.79

Financials — 10.11%

JPMorgan Chase & Co.	3,065,000	125,481	2.75

Bank of America Corp.	8,830,000	96,777	2.12

Citigroup Inc.	2,115,000	88,069	1.93

American Express Co.	1,000,000	51,700	1.13

Capital One Financial Corp.	700,000	36,169.79

Wells Fargo & Co.	1,245,000	34,935.77

Other securities		28,049.62

		461,180	10.11

American Funds Insurance Series

Blue Chip Income and Growth Fund

Common stocks			Percent
		Value	of net
	Shares	(000)	assets
Health care — 9.61%

Amgen Inc.[1]	1,405,000	$81,982	1.80%

Abbott Laboratories	1,550,000	81,561	1.79

Merck & Co., Inc.	1,630,000	57,523	1.26

Eli Lilly and Co.	900,000	33,777.74

Medtronic, Inc.	850,000	32,750.72

Bristol-Myers Squibb Co.	1,125,000	32,580.71

Other securities		118,324	2.59

		438,497	9.61

Energy — 9.33%

Royal Dutch Shell PLC, Class B (ADR)	1,300,000	93,275	3.45
Royal Dutch Shell PLC, Class A (ADR)	900,000	64,017

ConocoPhillips	1,350,000	101,506	2.23

Schlumberger Ltd.	450,000	38,880.85

BP PLC (ADR)	777,349	34,429.75

Other securities		93,649	2.05

		425,756	9.33

Consumer discretionary — 9.28%

Kohl’s Corp.	1,400,000	70,014	1.54

Lowe’s Companies, Inc.	2,300,000	53,613	1.18

Target Corp.	1,100,000	51,601	1.13

Harley-Davidson, Inc.	1,210,000	49,574	1.09

Comcast Corp., Class A	1,430,000	36,236.79

General Motors Co.[1]	636,100	19,312.42

Other securities		142,982	3.13

		423,332	9.28

Telecommunication services — 5.13%

AT&T Inc.	7,320,000	229,921	5.04

Other securities		3,961.09

		233,882	5.13

Utilities — 1.77%

Other securities		80,575	1.77

Materials — 1.45%

Air Products and Chemicals, Inc.	400,000	38,232.84

Other securities		28,080.61

		66,312	1.45

Miscellaneous — 2.02%

Other common stocks in initial period of acquisition		92,164	2.02

Total common stocks (cost: $3,575,529,000)		4,239,595	92.93

American Funds Insurance Series

Blue Chip Income and Growth Fund

Rights & warrants — 0.00%		Percent
	Value	of net
	(000)	assets
Financials — 0.00%

Other securities	$—	.00%

Total rights & warrants (cost: $230,000)	—	.00

Convertible securities — 1.00%	Shares

Consumer discretionary — 1.00%

General Motors Co., Series B, 4.75% convertible preferred 2013	940,000	45,816	1.00

Total convertible securities (cost: $47,217,000)		45,816	1.00

Short-term securities — 5.94%	Principal
	amount
	(000)

PepsiCo Inc. 0.08%–0.09% due 8/16–8/29/2011[2]	$42,300	42,294.93

Freddie Mac 0.10%–0.24% due 7/26–10/6/2011	37,800	37,795.83

Private Export Funding Corp. 0.10%–0.11% due 9/13–9/19/2011[2]	32,460	32,451.71

Medtronic Inc. 0.16% due 9/9/2011[2]	19,600	19,595.43

Emerson Electric Co. 0.07% due 7/25/2011[2]	12,000	11,999.26

Abbott Laboratories 0.05% due 7/21/2011[2]	8,700	8,700.19

Other securities		118,092	2.59

Total short-term securities (cost: $270,921,000)		270,926	5.94

Total investment securities (cost: $3,893,897,000)		4,556,337	99.87

Other assets less liabilities		5,735.13

Net assets		$4,562,072	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (which represented less than .01% of the net assets of the fund) was valued under fair value procedures adopted by authority of the board of trustees.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]

Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $195,185,000, which represented 4.28% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Global Growth and Income Fund	unaudited
Summary investment portfolio June 30, 2011

Largest individual equity securities	Percent of net assets
Home Depot	2.55%

Virgin Media	2.51

Merck	2.27

Agricultural Bank of China	1.96

Newmont Mining	1.89

Percent of net assets
Kraft Foods	1.79%

British American Tobacco	1.73

Industrial and Commercial Bank of China	1.70

Joy Global	1.66

Verizon	1.51

Common stocks — 94.51%			Percent
		Value	of net
	Shares	(000)	assets

Financials — 17.17%

Agricultural Bank of China, Class H1	85,066,000	$44,964	1.96%

Industrial and Commercial Bank of China Ltd., Class H1	50,882,940	38,961	1.70

Marsh & McLennan Companies, Inc.	800,000	24,952	1.09

Prudential PLC[1]	1,918,689	22,173.97

Macquarie Group Ltd.[1]	500,000	16,836.74

Macquarie International Infrastructure Fund Ltd.[1]	36,200,164	16,811.73

China Life Insurance Co. Ltd., Class H1	4,697,000	16,188.71

JPMorgan Chase & Co.	383,200	15,688.69

Other securities		196,429	8.58

		393,002	17.17

Consumer discretionary — 13.48%

Home Depot, Inc.	1,610,000	58,314	2.55

Virgin Media Inc.	1,920,000	57,466	2.51

Carphone Warehouse Group PLC[1,2]	2,845,550	19,319.84

Carnival Corp., units	500,000	18,815.82

Amazon.com, Inc.[2]	78,600	16,073.70

Other securities		138,548	6.06

		308,535	13.48

Industrials — 11.78%

Joy Global Inc.	400,000	38,096	1.66

General Electric Co.	1,255,000	23,669	1.03

Schneider Electric SA1	134,121	22,408.98

Geberit AG1	85,000	20,140.88

United Continental Holdings, Inc.[2]	736,200	16,660.73

Lockheed Martin Corp.	200,000	16,194.71

Union Pacific Corp.	150,000	15,660.68

United Technologies Corp.	140,000	12,391.54

Other securities		104,519	4.57

		269,737	11.78

Materials — 9.59%

Newmont Mining Corp.	800,000	43,176	1.89

Barrick Gold Corp.	650,000	29,439	1.28

Yamana Gold Inc.	2,000,000	23,350	1.02

Freeport-McMoRan Copper & Gold Inc.	400,000	21,160.92

Impala Platinum Holdings Ltd.[1]	685,648	18,509.81

United States Steel Corp.	350,000	16,114.70

Dow Chemical Co.	445,000	16,020.70

Other securities		51,915	2.27

		219,683	9.59

American Funds Insurance Series

Global Growth and Income Fund

Common stocks			Percent
		Value	of net
	Shares	(000)	assets
Consumer staples — 9.10%

Kraft Foods Inc., Class A	1,165,000	$41,043	1.79%

British American Tobacco PLC[1]	902,000	39,538	1.73

Unilever NV, depository receipts[1]	705,000	23,096	1.01

Tesco PLC[1]	3,303,000	21,332.93

Other securities		83,385	3.64

		208,394	9.10

Telecommunication services — 8.86%

Verizon Communications Inc.	927,500	34,531	1.51

Portugal Telecom, SGPS, SA1	2,573,938	25,489	1.11

Total Access Communication PCL, nonvoting depository receipt[1]	13,280,000	23,735	1.04

Telstra Corp. Ltd.[1]	7,500,000	23,289	1.02

AT&T Inc.	685,000	21,516.94

Other securities		74,222	3.24

		202,782	8.86

Information technology — 8.66%

Taiwan Semiconductor Manufacturing Co. Ltd.[1]	9,110,000	23,058	1.21

Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	370,000	4,666

International Business Machines Corp.	150,000	25,732	1.12

Google Inc., Class A2	50,450	25,547	1.12

Nintendo Co., Ltd.[1]	125,000	23,540	1.03

Canon, Inc.[1]	323,000	15,403.67

Other securities		80,384	3.51

		198,330	8.66

Health care — 6.61%

Merck & Co., Inc.	1,469,544	51,860	2.27

Novartis AG1	383,000	23,462	1.02

Eli Lilly and Co.	500,000	18,765.82

Sonic Healthcare Ltd.[1]	1,249,131	17,233.75

Other securities		39,994	1.75

		151,314	6.61

Energy — 5.75%

TOTAL SA1	445,000	25,737	1.12

Chevron Corp.	212,300	21,833.95

Crescent Point Energy Corp.	335,000	15,481.68

Other securities		68,581	3.00

		131,632	5.75

Utilities — 3.51%

Power Assets Holdings Ltd.[1]	3,470,000	26,285	1.15

GDF SUEZ[1]	580,000	21,226.93

Other securities		32,816	1.43

		80,327	3.51

Total common stocks (cost: $1,871,152,000)		2,163,736	94.51

American Funds Insurance Series

Global Growth and Income Fund

Convertible securities — 0.75%		Percent
	Value	of net
	(000)	assets
Other — 0.75%

Other securities	$17,098.75%

Total convertible securities (cost: $7,012,000)	17,098.75

Bonds, notes & other debt instruments — 1.20%

Other — 1.20%

Other securities	27,440	1.20

Total bonds, notes & other debt instruments (cost: $20,447,000)	27,440	1.20

Short-term securities — 3.01%	Principal
	amount
	(000)

United Technologies Corp. 0.04% due 7/1/2011[3]	$13,500	13,500.59

Falcon Asset Securitization Co., LLC 0.17% due 9/26/2011[3]	12,200	12,196.53

Novartis Finance Corp. 0.21% due 9/15/2011[3]	11,000	10,995.48

Other securities		32,291	1.41

Total short-term securities (cost: $68,975,000)		68,982	3.01

Total investment securities (cost: $1,967,586,000)		2,277,256	99.47

Other assets less liabilities		12,115.53

Net assets		$2,289,371	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $2,176,000, which represented .10% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is included in “Other securities” under the respective industry sector in the summary investment portfolio. Further details on such holdings and related transactions during the six months ended June 30, 2011, appear below.

						Value of
					Dividend	affiliate at
	Beginning			Ending	income	6/30/2011
	shares	Additions	Reductions	shares	(000)	(000)

Rickmers Maritime Ltd.[1]	27,420,000	—	—	27,420,000	$329	$9,269

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $989,586,000, which represented 43.23% of the net assets of the fund. This amount includes $987,401,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]

Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $55,984,000, which represented 2.45% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Growth-Income Fund	unaudited
Summary investment portfolio June 30, 2011

Largest individual equity securities	Percent of net assets
Microsoft	2.54%

AT&T	2.50

Oracle	2.18

Royal Dutch Shell	2.15

CSX	1.92

Percent of net assets
Philip Morris International	1.88%

ConocoPhillips	1.86

Hewlett-Packard	1.45

Merck	1.42

United Technologies	1.36

Common stocks — 93.38%			Percent
		Value	of net
	Shares	(000)	assets
Information technology — 20.36%

Microsoft Corp.	24,565,100	$638,693	2.54%

Oracle Corp.	16,662,500	548,363	2.18

Hewlett-Packard Co.	10,000,000	364,000	1.45

Apple Inc.[1]	1,000,000	335,670	1.34

International Business Machines Corp.	1,815,000	311,363	1.24

Google Inc., Class A1	602,000	304,841	1.21

Intel Corp.	13,511,900	299,424	1.19

Corning Inc.	13,500,000	245,025.98

Yahoo! Inc.[1]	15,535,700	233,657.93

MasterCard Inc., Class A	650,000	195,871.78

Other securities		1,638,081	6.52

		5,114,988	20.36

Consumer discretionary — 13.77%

DIRECTV, Class A1	5,812,500	295,391	1.17

Comcast Corp., Class A	10,086,000	255,579	1.11
Comcast Corp., Class A, special nonvoting shares	1,000,000	24,230

News Corp., Class A	14,500,200	256,654	1.02

Time Warner Cable Inc.	3,217,601	251,102	1.00

Time Warner Inc.	6,756,667	245,740.98

Home Depot, Inc.	6,431,600	232,953.93

Royal Caribbean Cruises Ltd.[1]	6,155,000	231,674.92

Kohl’s Corp.	4,300,000	215,043.86

Mattel, Inc.	7,000,000	192,430.77

Other securities		1,257,416	5.01

		3,458,212	13.77

Industrials — 13.44%

CSX Corp.	18,357,669	481,338	1.92

United Technologies Corp.	3,850,000	340,763	1.36

Norfolk Southern Corp.	3,465,300	259,655	1.03

Union Pacific Corp.	2,447,374	255,506	1.02

Precision Castparts Corp.	1,410,000	232,156.92

3M Co.	2,296,000	217,776.87

General Dynamics Corp.	2,707,000	201,726.80

Other securities		1,387,552	5.52

		3,376,472	13.44

Energy — 10.17%

Royal Dutch Shell PLC, Class A (ADR)	3,835,000	272,783
Royal Dutch Shell PLC, Class B2	4,139,816	147,776	2.15
Royal Dutch Shell PLC, Class B (ADR)	1,652,391	118,559

ConocoPhillips	6,203,000	466,404	1.86

Schlumberger Ltd.	3,935,000	339,984	1.35

Chevron Corp.	2,278,200	234,290.93

EOG Resources, Inc.	1,803,000	188,504.75

Other securities		785,717	3.13

		2,554,017	10.17

American Funds Insurance Series

Growth-Income Fund

Common stocks			Percent
		Value	of net
	Shares	(000)	assets
Health care — 9.37%

Merck & Co., Inc.	10,093,224	$356,190	1.42%

Biogen Idec Inc.[1]	2,493,500	266,605	1.06

Abbott Laboratories	4,430,000	233,107.93

Amgen Inc.[1]	3,130,400	182,659.73

Boston Scientific Corp.[1]	26,375,951	182,258.72

Other securities		1,133,815	4.51

		2,354,634	9.37

Consumer staples — 8.12%

Philip Morris International Inc.	7,069,500	472,031	1.88

Kraft Foods Inc., Class A	8,132,447	286,506	1.14

PepsiCo, Inc.	3,739,519	263,374	1.05

Molson Coors Brewing Co., Class B	4,895,500	219,025.87

CVS/Caremark Corp.	5,350,300	201,064.80

Other securities		597,626	2.38

		2,039,626	8.12

Financials — 6.98%

Bank of America Corp.	20,903,752	229,105.91

JPMorgan Chase & Co.	5,150,000	210,841.84

Capital One Financial Corp.	4,000,000	206,680.83

Other securities		1,105,731	4.40

		1,752,357	6.98

Materials — 4.49%

Dow Chemical Co.	6,099,100	219,567.87

Air Products and Chemicals, Inc.	2,160,000	206,453.82

Other securities		702,818	2.80

		1,128,838	4.49

Telecommunication services — 3.73%

AT&T Inc.	20,010,000	628,514	2.50

Other securities		309,192	1.23

		937,706	3.73

Utilities — 1.58%

Other securities		397,530	1.58

Miscellaneous — 1.37%

Other common stocks in initial period of acquisition		344,510	1.37

Total common stocks (cost: $17,859,509,000)		23,458,890	93.38

American Funds Insurance Series

Growth-Income Fund

Preferred securities — 0.12%	Principal		Percent
	amount	Value	of net
	(000)	(000)	assets
Financials — 0.12%

JPMorgan Chase & Co., Series I, 7.90%[3]	$29,049	$31,307.12%

Total preferred securities (cost: $30,002,000)		31,307.12

Rights & warrants — 0.01%

Financials — 0.00%

Other securities		—	.00

Miscellaneous — 0.01%

Other rights & warrants in initial period of acquisition		2,821.01

Total rights & warrants (cost: $10,039,000)		2,821.01

Convertible securities — 0.31%

Other — 0.31%

Other securities		78,885.31

Total convertible securities (cost: $64,565,000)		78,885.31

American Funds Insurance Series

Growth-Income Fund

Short-term securities — 5.98%	Principal		Percent
	amount	Value	of net
	(000)	(000)	assets

Freddie Mac 0.07%–0.21% due 8/8/2011–2/14/2012	$274,840	$274,690	1.09%

Fannie Mae 0.11%–0.23% due 8/1/2011–3/6/2012	233,000	232,917.93

Abbott Laboratories 0.07%–0.13% due 7/26–8/16/2011[4]	99,200	99,191.39

Jupiter Securitization Co., LLC 0.17% due 9/26/2011[4]	35,000	34,980.22

Falcon Asset Securitization Co., LLC 0.17% due 9/19/2011[4]	20,000	19,994

Hewlett-Packard Co. 0.09% due 7/22/2011[4]	25,000	24,999.10

Other securities		814,239	3.25

Total short-term securities (cost: $1,500,908,000)		1,501,010	5.98

Total investment securities (cost: $19,465,023,000)		25,072,913	99.80

Other assets less liabilities		50,041.20

Net assets		$25,122,954	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,333,216,000, which represented 5.31% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]	Coupon rate may change periodically.
[4]

Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $721,857,000, which represented 2.87% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

International Growth and Income Fund	unaudited
Summary investment portfolio June 30, 2011

Largest individual equity securities	Percent of net assets
British American Tobacco	3.14%

Philip Morris International	3.06

Daimler	2.82

Scottish and Southern Energy	2.73

Banco Santander	2.50

Percent of net assets
Compal Electronics	2.31%

Siemens	2.28

GDF SUEZ	2.04

Jardine Matheson Holdings	2.02

Quanta Computer	2.01

Common stocks — 92.63%			Percent
		Value	of net
	Shares	(000)	assets
Financials — 14.74%

Banco Santander, SA1	533,027	$6,150	2.50%

Bank of China Ltd., Class H1	7,788,000	3,810	1.55

Royal Bank of Canada	47,800	2,732	1.11

Société Générale[1]	38,465	2,280.92

Barclays PLC[1]	490,000	2,017.82

China Construction Bank Corp., Class H1	2,193,500	1,825.74

Other securities		17,497	7.10

		36,311	14.74

Industrials — 13.85%

Siemens AG1	40,910	5,617	2.28

Jardine Matheson Holdings Ltd.[1]	87,000	4,989	2.02

Legrand SA1	116,000	4,886	1.98

Ryanair Holdings PLC (ADR)	150,000	4,401	1.79

BAE Systems PLC[1]	751,350	3,841	1.56

ASSA ABLOY AB, Class B1	111,000	2,983	1.21

A.P. Moller-Maersk A/S, Class B1	220	1,898.77

Schneider Electric SA1	9,889	1,652.67

Other securities		3,861	1.57

		34,128	13.85

Consumer discretionary — 12.08%

Daimler AG1	92,330	6,949	2.82

Virgin Media Inc.	126,400	3,783	1.53

Isuzu Motors Ltd.[1]	788,000	3,734	1.52

OPAP SA1	181,513	2,836	1.15

Hyundai Motor Co.[1]	8,950	1,999.81

NEXT PLC[1]	53,500	1,998.81

Other securities		8,466	3.44

		29,765	12.08

Consumer staples — 10.73%

British American Tobacco PLC[1]	176,250	7,726	3.14

Philip Morris International Inc.	113,040	7,548	3.06

Imperial Tobacco Group PLC[1]	93,600	3,112	1.26

Other securities		8,057	3.27

		26,443	10.73

American Funds Insurance Series

International Growth and Income Fund

Common stocks			Percent
		Value	of net
	Shares	(000)	assets
Telecommunication services — 10.56%

Singapore Telecommunications Ltd.[1]	1,505,000	$3,876	1.57%

Elisa Oyj, Class A1	167,000	3,595	1.46

SOFTBANK CORP.[1]	83,500	3,163	1.28

América Móvil, SAB de CV, Series L (ADR)	51,000	2,748	1.11

BCE Inc.	60,135	2,358.96

Millicom International Cellular SA (SDR)[1]	19,300	2,014.82

OJSC Mobile TeleSystems (ADR)	58,000	1,103.45

Other securities		7,150	2.91

		26,007	10.56

Information technology — 9.24%

Compal Electronics, Inc.[1]	4,639,784	5,701	2.31

Quanta Computer Inc.[1]	2,084,340	4,947	2.01

Wistron Corp.[1]	1,389,834	2,478	1.00

Nintendo Co., Ltd.[1]	11,800	2,222.90

Other securities		7,426	3.02

		22,774	9.24

Utilities — 7.52%

Scottish and Southern Energy PLC[1]	300,350	6,718	2.73

GDF SUEZ[1]	136,950	5,012	2.04

National Grid PLC[1]	280,900	2,764	1.12

International Power PLC[1]	522,000	2,695	1.09

Other securities		1,337.54

		18,526	7.52

Materials — 6.45%

CRH PLC[1]	180,409	3,995	1.62

Svenska Cellulosa AB SCA, Class B1	191,300	2,694	1.09

Amcor Ltd.[1]	282,000	2,182.89

Rio Tinto PLC[1]	29,414	2,124.86

ArcelorMittal[1]	58,600	2,039.83

Other securities		2,845	1.16

		15,879	6.45

Health care — 3.78%

Novartis AG1	61,225	3,750	1.52

Mindray Medical International Ltd., Class A (ADR)	126,100	3,537	1.44

Sonic Healthcare Ltd.[1]	146,175	2,017.82

		9,304	3.78

Energy — 3.68%

BP PLC[1]	665,051	4,900	1.99

Royal Dutch Shell PLC, Class B1	98,927	3,531	1.43

Other securities		635.26

		9,066	3.68

Total common stocks (cost: $204,583,000)		228,203	92.63

American Funds Insurance Series

International Growth and Income Fund

Preferred securities — 0.10%		Percent
	Value	of net
	(000)	assets
Financials — 0.10%

Other securities	$253.10%

Total preferred securities (cost: $200,000)	253.10

Bonds, notes & other debt instruments — 1.48%	Principal
	amount
	(000)
Telecommunication services — 0.67%

MTS International Funding Ltd. 8.625% 2020[2]	$800	917.67
MTS International Funding Ltd. 8.625% 2020	650	745

		1,662.67

Other — 0.81%

Other securities		1,983.81

Total bonds, notes & other debt instruments (cost: $3,441,000)		3,645	1.48

Short-term securities — 5.03%

Société Générale North America, Inc. 0.03% due 7/1/2011	5,500	5,500	2.23

Federal Home Loan Bank 0.065% due 8/17/2011	4,000	3,999	1.62

Freddie Mac 0.24% due 7/26/2011	2,900	2,900	1.18

Total short-term securities (cost: $12,399,000)		12,399	5.03

Total investment securities (cost: $220,623,000)		244,500	99.24

Other assets less liabilities		1,878.76

Net assets		$246,378	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $197,267,000, which represented 80.07% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]

Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,735,000, which represented .70% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
SDR = Swedish Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Asset Allocation Fund	unaudited
Summary investment portfolio June 30, 2011

Largest individual equity securities	Percent of net assets
Dow Chemical	1.71%

Comcast	1.69

Goldman Sachs	1.66

Merck	1.64

Oracle	1.61

Percent of net assets
Boeing	1.43%

Schlumberger	1.38

IBM	1.38

Home Depot	1.34

ACE	1.32

Common stocks — 73.93%			Percent
		Value	of net
	Shares	(000)	assets
Information technology — 10.52%

Oracle Corp.	5,680,000	$186,929	1.61%

International Business Machines Corp.	930,000	159,541	1.38

Microsoft Corp.	5,500,000	143,000	1.23

Corning Inc.	7,400,000	134,310	1.16

Apple Inc.[1]	380,000	127,555	1.10

Texas Instruments Inc.	3,500,000	114,905.99

Google Inc., Class A1	220,000	111,404.96

KLA-Tencor Corp.	2,100,000	85,008.73

ASML Holding NV (New York registered)	2,250,000	83,160.72

Other securities		73,467.64

		1,219,279	10.52

Financials — 9.99%

Goldman Sachs Group, Inc.	1,450,000	192,980	1.66

ACE Ltd.	2,320,000	152,702	1.32

American Express Co.	2,500,000	129,250	1.11

Moody’s Corp.	2,700,000	103,545.89

T. Rowe Price Group, Inc.	1,700,000	102,578.89

Other securities		477,277	4.12

		1,158,332	9.99

Health care — 9.49%

Merck & Co., Inc.	5,400,000	190,566	1.64

Johnson & Johnson	2,160,000	143,683	1.24

Cardinal Health, Inc.	2,901,424	131,783	1.14

Amgen Inc.[1]	2,092,500	122,097	1.05

UnitedHealth Group Inc.	1,750,000	90,265.78

Baxter International Inc.	1,500,000	89,535.77

Gilead Sciences, Inc.[1]	2,000,000	82,820.71

Other securities		249,832	2.16

		1,100,581	9.49

Consumer discretionary — 8.82%

Comcast Corp., Class A	7,750,000	196,385	1.69

Home Depot, Inc.	4,300,000	155,746	1.34

DIRECTV, Class A1	2,000,000	101,640.88

VF Corp.	900,000	97,704.84

Johnson Controls, Inc.	2,150,000	89,569.77

McDonald’s Corp.	1,060,000	89,379.77

Amazon.com, Inc.[1]	400,000	81,796.71

Other securities		211,036	1.82

		1,023,255	8.82

American Funds Insurance Series

Asset Allocation Fund

Common stocks			Percent
		Value	of net
	Shares	(000)	assets
Materials — 8.48%

Dow Chemical Co.	5,500,000	$198,000	1.71%

Sigma-Aldrich Corp.	1,840,000	135,019	1.16

Rio Tinto PLC[2]	1,681,753	121,438	1.05

FMC Corp.	1,250,000	107,525.92

BHP Billiton Ltd.[2]	1,840,000	86,965.75

LyondellBasell Industries NV, Class A	2,250,000	86,670.75

Other securities		247,924	2.14

		983,541	8.48

Energy — 7.51%

Schlumberger Ltd.	1,855,000	160,272	1.38

Chevron Corp.	1,400,000	143,976	1.24

Suncor Energy Inc.	2,150,000	84,266.73

Denbury Resources Inc.[1]	4,000,000	80,000.69

Apache Corp.	640,000	78,970.68

Other securities		323,587	2.79

		871,071	7.51

Industrials — 6.93%

Boeing Co.	2,250,000	166,342	1.43

IDEX Corp.	1,950,000	89,407.77

Other securities		548,308	4.73

		804,057	6.93

Consumer staples — 4.66%

Philip Morris International Inc.	1,870,000	124,860	1.08

Unilever NV (New York registered)	2,480,000	81,468.70

Other securities		334,080	2.88

		540,408	4.66

Telecommunication services — 1.92%

American Tower Corp., Class A1	2,450,000	128,208	1.11

AT&T Inc.	3,000,000	94,230.81

		222,438	1.92

Utilities — 0.94%

Other securities		108,737.94

Miscellaneous — 4.67%

Other common stocks in initial period of acquisition		541,361	4.67

Total common stocks (cost: $6,601,505,000)		8,573,060	73.93

American Funds Insurance Series

Asset Allocation Fund

Preferred securities — 0.03%		Percent
	Value	of net
	(000)	assets
Financials — 0.03%

Other securities	$4,154.03%

Total preferred securities (cost: $4,261,000)	4,154.03

Rights & warrants — 0.01%

Consumer discretionary — 0.01%

Other securities	1,032.01

Total rights & warrants (cost: $432,000)	1,032.01

Convertible securities — 0.04%

Consumer discretionary — 0.04%

Other securities	4,185.04

Total convertible securities (cost: $1,973,000)	4,185.04

Bonds, notes & other debt instruments — 21.10%	Principal
	amount
	(000)
Bonds & notes of U.S. government & government agencies — 6.55%

U.S. Treasury:
4.875% 2012	$155,000	159,577
3.50% 2039	91,500	78,625	6.15
0.75%–7.50% 2011–2041[3]	443,639	475,483

Fannie Mae 6.25% 2029	9,575	11,613.10

Other securities		34,809.30

		760,107	6.55

Mortgage-backed obligations[4] — 6.41%

Fannie Mae 0%–7.50% 2012–2047	513,975	527,010	4.54

Freddie Mac 4.00%–7.054% 2018–2041[5]	75,803	79,396.69

Other securities		137,250	1.18

		743,656	6.41

Financials — 1.60%

Goldman Sachs Group, Inc. 3.625% 2016	5,000	5,060.04

Other securities		180,473	1.56

		185,533	1.60

Health care — 1.49%

Cardinal Health, Inc. 5.80% 2016	4,500	5,101.05

Other securities		167,224	1.44

		172,325	1.49

American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments	Principal		Percent
	amount	Value	of net
	(000)	(000)	assets
Telecommunication services — 1.02%

American Tower Corp. 4.625% 2015	$3,875	$4,083.03%

Other securities		114,770.99

		118,853	1.02

Consumer discretionary — 0.94%

Comcast Corp. 6.45%–6.95% 2037	6,875	7,682.07

Other securities		101,299.87

		108,981.94

Other — 3.09%

Other securities		357,715	3.09

Total bonds, notes & other debt instruments (cost: $2,365,963,000)		2,447,170	21.10

Short-term securities — 4.97%

Freddie Mac 0.12%–0.175% due 8/1–10/31/2011	176,800	176,773	1.52

U.S. Treasury Bills 0.095%–0.19% due 7/14/2011–1/12/2012	88,000	87,988.76

Fannie Mae 0.10%–0.12% due 8/9–12/21/2011	59,400	59,388.51

Johnson & Johnson 0.16%–0.20% due 8/30–10/4/2011[6]	24,200	24,194.21

Other securities		228,299	1.97

Total short-term securities (cost: $576,580,000)		576,642	4.97

Total investment securities (cost: $9,550,714,000)		11,606,243	100.08

Other assets less liabilities		(9,679)	(.08)

Net assets		$11,596,564	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $6,219,000, which represented .05% of the net assets of the fund) may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $735,325,000, which represented 6.34% of the net assets of the fund. This amount includes $714,393,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically.
[6]

Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $554,181,000, which represented 4.78% of the net assets of the fund.

See Notes to Financial Statements

American Funds Insurance Series

Global Balanced Fund	unaudited
Summary investment portfolio June 30, 2011

Largest holdings (by issuer)	Percent of net assets
Fannie Mae	7.73%

U.S. Treasury	3.81

Freddie Mac	2.68

Nestlé	2.55

German Government	2.44

Percent of net assets
Japanese Government	2.39%

Société Générale	2.28

McDonald’s	2.07

Svenska Handelsbanken	1.83

Coca-Cola	1.83

Common stocks — 48.18%			Percent
		Value	of net
	Shares	(000)	assets
Industrials — 6.86%

Siemens AG1	3,980	$546	1.25%

General Electric Co.	23,100	436	1.00

Atlas Copco AB, Class B1	13,940	328.75

Keppel Corp. Ltd.[1]	35,000	317.72

Other securities		1,379	3.14

		3,006	6.86

Information technology — 5.81%

Taiwan Semiconductor Manufacturing Co. Ltd.[1]	200,000	506	1.16

Oracle Corp.	12,420	409.93

Canon, Inc.[1]	8,500	405.92

Other securities		1,224	2.80

		2,544	5.81

Consumer discretionary — 5.72%

Home Depot, Inc.	14,430	523	1.19

Amazon.com, Inc.[2]	2,080	425.97

Daimler AG1	4,630	348.79

Thomson Reuters Corp.	7,600	285.65

McDonald’s Corp.	2,440	206.47

Other securities		721	1.65

		2,508	5.72

Financials — 5.49%

HCP, Inc.	8,470	311.71

Industrial and Commercial Bank of China Ltd., Class H1	352,000	269.61

Other securities		1,825	4.17

		2,405	5.49

Consumer staples — 5.35%

Nestlé SA1	9,930	617	1.41

Procter & Gamble Co.	8,600	547	1.25

Unilever PLC[1]	11,600	374.85

Other securities		806	1.84

		2,344	5.35

Health care — 4.55%

Bristol-Myers Squibb Co.	22,010	638	1.46

Merck & Co., Inc.	17,140	605	1.38

Other securities		748	1.71

		1,991	4.55

American Funds Insurance Series

Global Balanced Fund

Common stocks			Percent
		Value	of net
	Shares	(000)	assets
Telecommunication services — 4.42%

Verizon Communications Inc.	10,580	$394.90%

Total Access Communication PCL, nonvoting depository receipt[1]	200,000	357.81

América Móvil, SAB de CV, Series L	228,000	308.70

France Télécom SA [1]	12,730	271.62

Other securities		608	1.39

		1,938	4.42

Energy — 4.34%

Royal Dutch Shell PLC, Class B1	14,230	508	1.16

Chevron Corp.	3,780	389.89

Penn West Petroleum Ltd.	14,450	334.76

Husky Energy Inc.	10,800	294.67

Other securities		377.86

		1,902	4.34

Materials — 3.82%

Other securities		1,674	3.82

Utilities — 1.82%

Power Assets Holdings Ltd.[1]	56,000	424.97

Other securities		374.85

		798	1.82

Total common stocks (cost: $21,852,000)		21,110	48.18

Bonds, notes & other debt instruments — 31.70%	Principal
	amount
	(000)
Bonds & notes of governments & government agencies outside the U.S. — 17.25%

German Government, Series 7, 4.00% 2018	€200	314
German Government 3.00% 2020	350	511	2.44
German Government 3.25%–4.75% 2020–2040	155	242

Japanese Government, Series 269, 1.30% 2015	¥ 5,000	64	2.39
Japanese Government, Series 296, 1.50% 2018	75,000	982

Swedish Government, Series 1049, 4.50% 2015	SKr3,200	545	1.65
Swedish Government 3.50%–5.00% 2020–2028[3]	917	180

United Mexican States Government, Series M10, 7.75% 2017	MXN4,500	412	1.36
United Mexican States Government 3.50%–10.00% 2015–2036[3]	1,956	185

Polish Government 5.125% 2021	$100	104	1.23
Polish Government 5.25%–5.75% 2014–2017	PLN1,175	433

Singapore (Republic of) 2.875% 2015	S$150	132	1.19
Singapore (Republic of) 3.75% 2016	425	391

Kingdom of Denmark 4.00%–5.00% 2013–2019	DKr2,250	468	1.07

Netherlands Government Eurobond 3.25% 2015	€250	376.86

South Korean Government 5.25% 2015	KRW350,000	343.78

Other securities		1,874	4.28

		7,556	17.25

American Funds Insurance Series

Global Balanced Fund

Bonds, notes & other debt instruments	Principal		Percent
	amount	Value	of net
	(000)	(000)	assets
Corporate bonds & notes — 7.12%

Financials — 3.42%
JPMorgan Chase & Co. 4.40%–4.625% 2020–2021	$296	$293.67%

Other securities		1,204	2.75

		1,497	3.42

Telecommunication services — 0.68%
Verizon Communications Inc. 6.00% 2041	50	53.12

Other securities		244.56

		297.68

Consumer staples — 0.23%
PepsiCo, Inc. 2.50% 2016	50	51.12

Other securities		51.11

		102.23

Industrials — 0.15%
General Electric Capital Corp. 0.924% 2014[4]	65	65.15

Other corporate bonds & notes — 2.64%
Other securities		1,161	2.64

Total corporate bonds & notes		3,122	7.12

Bonds & notes of U.S. government — 3.81%

U.S. Treasury 3.875% 2013	400	423
U.S. Treasury 4.625% 2040	300	313	3.81
U.S. Treasury 1.375%–4.75% 2015–2041[3]	878	934

		1,670	3.81

American Funds Insurance Series

Global Balanced Fund

Bonds, notes & other debt instruments	Principal		Percent
	amount	Value	of net
	(000)	(000)	assets
Mortgage-backed obligations[5] — 3.52%

Fannie Mae 5.00% 2041	$400	$425	3.15%
Fannie Mae 3.50%–6.00% 2026–2041	905	953

Other securities		166.37

		1,544	3.52

Total bonds, notes & other debt instruments (cost: $13,970,000)		13,892	31.70

Short-term securities — 23.37%

Fannie Mae 0.06%–0.14% due 7/21–12/14/2011	2,010	2,009	4.58

Freddie Mac 0.09% due 9/6/2011	1,175	1,175	2.68

Société Générale North America, Inc. 0.04% due 7/1/2011	1,000	1,000	2.28

Svenska Handelsbanken Inc. 0.21% due 7/21/2011[6]	800	800	1.83

Coca-Cola Co. 0.16% due 9/20/2011[6]	800	800	1.83

Thunder Bay Funding, LLC 0.11% due 7/5/2011[6]	750	750	1.71

McDonald’s Corp. 0.08% due 7/14/2011[6]	700	700	1.60

PepsiCo Inc. 0.11% due 7/20/2011[6]	700	700	1.60

KfW 0.11% due 8/9/2011[6]	700	700	1.60

Caisse d’Amortissement de la Dette Sociale 0.15% due 8/19/2011[6]	700	700	1.60

Nestlé Finance International Ltd. 0.12% due 8/24/2011	500	500	1.14

Jupiter Securitization Co., LLC 0.13% due 7/1/2011[6]	404	404.92

Total short-term securities (cost: $10,238,000)		10,238	23.37

Total investment securities (cost: $46,060,000)		45,240	103.25

Other assets less liabilities		(1,426)	(3.25)

Net assets		$43,814	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $10,388,000, which represented 23.71% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]

Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $6,035,000, which represented 13.77% of the net assets of the fund.

Key to abbreviations and symbols
DKr = Danish kroner
€ = Euros
¥ = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
PLN = Polish zloty
SKr = Swedish kronor
S$ = Singapore dollars

See Notes to Financial Statements

American Funds Insurance Series

Bond Fund	unaudited
Summary investment portfolio June 30, 2011

Largest holdings (by issuer)	Percent of net assets
Fannie Mae	28.43%

U.S. Treasury	25.17

Freddie Mac	3.54

Federal Home Loan Bank	1.20

South Korean Government	.72

Percent of net assets
JPMorgan Chase	.66%

United Mexican States Government	.53

Malaysian Government	.49

Canadian Government	.47

Germany Federal Republic	.46

Bonds, notes & other debt instruments — 93.93%	Principal		Percent
	amount	Value	of net
	(000)	(000)	assets
Mortgage-backed obligations[1] — 33.69%

Fannie Mae:
4.00% 2040	$44,637	$44,714
4.00% 2040	41,538	41,609
4.00% 2041	78,198	78,332
4.00% 2041	73,418	73,544
4.00% 2041	62,000	62,019
4.00% 2041	60,798	60,902
4.00% 2041	54,480	54,574
4.00% 2041	50,451	50,538	27.94%
4.00% 2041	49,287	49,372
4.00% 2041	41,385	41,456
4.50% 2041	149,750	154,500
4.50% 2041	47,130	48,940
5.00% 2041	87,330	92,461
5.00% 2041	75,000	79,699
5.50% 2041	54,520	58,958
3.50%–9.863% 2011–2042[2]	1,831,296	1,905,693

Freddie Mac 0%–5.686% 2018–2041[2]	174,995	182,863	1.77

J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	43,334	46,889.45

Other securities		366,212	3.53

		3,493,275	33.69

American Funds Insurance Series

Bond Fund

Bonds, notes & other debt instruments		Principal		Percent
		amount	Value	of net
		(000)	(000)	assets
Bonds & notes of U.S. government & government agencies — 29.70%

U.S. Treasury:
4.625% 2011		$55,000	$55,421
1.00% 2012		164,105	165,121
1.00% 2012		130,500	131,374
4.50% 2012		60,000	61,942
4.875% 2012		50,000	51,477
1.125% 2013		141,643	143,485
2.00% 2013		115,925	119,802
1.25% 2014		94,036	95,425
1.75% 2014		53,885	55,386
2.125% 2015		68,500	70,325
1.75% 2016		59,020	59,114
2.00% 2016		162,425	165,604
2.375% 2016		75,000	77,605	25.17%
4.625% 2016		40,000	45,658
5.125% 2016		55,500	64,508
7.50% 2016		113,250	146,155
2.50% 2017		64,250	65,485
4.625% 2017		89,250	101,839
8.75% 2017		75,000	102,987
8.75% 2020		40,000	58,644
3.625% 2021		57,065	59,509
4.25% 2039		139,351	136,748
3.875% 2040		59,000	54,023
4.625% 2040		125,500	130,845
1.125%–6.125% 2013–2039[3]		372,501	392,060

Freddie Mac:
2.125% 2012		50,000	50,994
5.75% 2012		40,000	41,207	1.77
1.625%–5.50% 2011–2016		88,170	91,800

Federal Home Loan Bank:
1.75% 2012		44,000	44,719	1.20
2.25%–4.00% 2012–2013		75,000	79,140

Fannie Mae 1.00%–5.375% 2013–2016		48,530	50,283.49

United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.497%–2.20% 2012[2]		27,000	27,274.26

Other securities			83,473.81

			3,079,432	29.70

Financials — 7.44%

JPMorgan Chase & Co. 2.05%–4.625% 2014–2021		67,945	68,815.66

Other securities			702,904	6.78

			771,719	7.44

Bonds & notes of governments & government agencies outside the U.S. — 6.58%

Canadian Government 2.00% 2014	C$	45,245	47,020.45

Other securities			635,500	6.13

			682,520	6.58

Consumer staples — 1.28%

Coca-Cola Co. 1.50%–3.15% 2015–2020		$14,395	14,017.13

Other securities			119,127	1.15

			133,144	1.28

American Funds Insurance Series

Bond Fund

Bonds, notes & other debt instruments		Percent
	Value	of net
	(000)	assets
Other — 15.24%

Other securities	$1,579,935	15.24%

Total bonds, notes & other debt instruments (cost: $9,439,634,000)	9,740,025	93.93

Preferred securities — 0.27%

Financials — 0.26%

Other securities	27,128.26

Miscellaneous — 0.01%

Other preferred securities in initial period of acquisition	1,035.01

Total preferred securities (cost: $22,774,000)	28,163.27

Common stocks — 0.01%

Consumer discretionary — 0.01%

Other securities	801.01

Total common stocks (cost: $1,032,000)	801.01

Rights & warrants — 0.00%

Miscellaneous — 0.00%

Other rights & warrants in initial period of acquisition	278.00

Total rights & warrants (cost: $5,038,000)	278.00

American Funds Insurance Series

Bond Fund

Short-term securities — 10.27%	Principal		Percent
	amount	Value	of net
	(000)	(000)	assets

Fannie Mae 0.09%–0.23% due 9/13/2011–3/1/2012	$432,040	$431,853	4.17%

Freddie Mac 0.11%–0.145% due 8/10/2011–2/7/2012	254,375	254,207	2.45

Procter & Gamble International Funding S.C.A. 0.08% due 7/12/2011[4]	100,000	99,997.96

Coca-Cola Co. 0.19%–0.20% due 7/1–10/11/2011[4]	90,500	90,479.87

Jupiter Securitization Co., LLC 0.19% due 7/25/2011[4]	46,900	46,893.58

JPMorgan Chase & Co. 0.15% due 8/8/2011	13,600	13,597

Variable Funding Capital Company LLC 0.20% due 7/14/2011[4]	43,670	43,667.42

Federal Home Loan Bank 0.29% due 11/14/2011	22,398	22,390.22

U.S. Treasury Bill 0.209% due 1/12/2012	10,500	10,495.10

Other securities		51,485.50

Total short-term securities (cost: $1,064,984,000)		1,065,063	10.27

Total investment securities (cost: $10,533,462,000)		10,834,330	104.48

Other assets less liabilities		(464,174)	(4.48)

Net assets		$10,370,156	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $6,211,000, which represented .06% of the net assets of the fund. Some of these securities (with an aggregate value of $10,342,000, which represented .10% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]

Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,179,995,000, which represented 11.38% of the net assets of the fund.

Key to symbol
C$ = Canadian dollars

See Notes to Financial Statements

American Funds Insurance Series

Global Bond Fund	unaudited
Summary investment portfolio June 30, 2011

Bonds, notes & other debt instruments — 93.68%	Principal		Percent
	amount	Value	of net
	(000)	(000)	assets
Euros — 22.00%

German Government:
Series 157, 2.25% 2015	€ 9,000	US$13,156
Series 5, 3.25% 2015	8,300	12,572
Series 6, 3.75% 2017	8,470	13,122
4.25% 2017	6,900	10,972
Series 7, 4.00% 2018	16,045	25,212
Series 8, 4.25% 2018	26,200	41,817	13.64%
3.50% 2019	9,840	14,984
3.75% 2019	25,050	38,804
Series 9, 3.25% 2020	60,190	89,946
6.25% 2030	7,200	14,055
3.75%–4.75% 2014–2040	13,565	21,131

Italian Government:
4.25% 2014	8,500	12,539	1.44
3.75%–4.50% 2013–2019	12,800	18,644

French Government B.T.A.N. Eurobond 4.50% 2013	8,750	13,391.62

Canadian Government 3.50% 2020	4,000	5,989.28

Other securities		130,556	6.02

		476,890	22.00

Japanese yen — 8.82%

Japanese Government:
Series 248, 0.70% 2013	¥ 820,000	10,278
Series 269, 1.30% 2015	3,595,300	46,258
Series 284, 1.70% 2016	3,412,650	45,141
Series 299, 1.30% 2019	2,387,750	30,812	8.82
Series 310, 1.00% 2020	2,059,850	25,558
Series 21, 2.30% 2035	1,111,400	14,623
1.40%–2.40% 2012–2038	1,429,500	18,649

		191,319	8.82

South Korean won — 3.85%

South Korean Government:
Series 1303, 5.25% 2013	KRW19,003,710	18,241
Series 1309, 5.75% 2013	13,550,000	13,200	3.85
5.75% 2018	12,150,000	12,476
4.25%–5.50% 2014–2017	40,654,300	39,461

		83,378	3.85

Malaysian ringgits — 3.54%

Malaysian Government:
Series 509, 3.21% 2013	MYR50,250	16,672
Series 204, 5.094% 2014	40,860	14,206
Series 0207, 3.814% 2017	38,435	12,855	3.54
Series 0210, 4.012% 2017	47,405	15,961
3.702%–4.24% 2013–2018	50,785	17,050

		76,744	3.54

American Funds Insurance Series

Global Bond Fund

Bonds, notes & other debt instruments		Principal		Percent
		amount	Value	of net
		(000)	(000)	assets
Polish zloty — 2.93%

Polish Government:
Series 0414, 5.75% 2014		PLN90,450	US$33,741	2.93%
Series 1017, 5.25% 2017		82,435	29,810

			63,551	2.93

Mexican pesos — 2.23%

United Mexican States Government:
Series M10, 7.75% 2017		MXN231,400	21,160	2.23
8.00%–10.00% 2014–2036		284,300	27,094

			48,254	2.23

British pounds — 2.18%

United Kingdom 2.75%–6.00% 2011–2046		£24,470	41,606	1.92

Other securities			5,686.26

			47,292	2.18

Canadian dollars — 2.00%

Canadian Government:
2.00% 2014	C$	15,505	16,113	1.14
2.00%–4.50% 2014–2018		7,840	8,616

Wells Fargo & Co. 6.05% 2012		250	271.01

Other securities			18,331.85

			43,331	2.00

Swedish kronor — 1.48%

Swedish Government:
Series 1049, 4.50% 2015		SKr128,900	21,954	1.48
4.00%–6.75% 2012–2014[1]		59,010	10,132

			32,086	1.48

Singapore dollars — 1.44%

Singapore (Republic of) 3.75% 2016	S$	33,885	31,201	1.44

Danish kroner — 1.24%

Kingdom of Denmark:
4.00% 2015		DKr64,000	13,267	1.05
4.00%–5.00% 2012–2013		47,505	9,587

Other securities			4,055.19

			26,909	1.24

Israeli shekels — 0.77%

Israeli Government 5.50% 2017		ILS38,610	11,782.54

Other securities			4,886.23

			16,668.77

American Funds Insurance Series

Global Bond Fund

Bonds, notes & other debt instruments		Principal		Percent
		amount	Value	of net
		(000)	(000)	assets
Australian dollars — 0.77%

Queensland Treasury Corp., Series 15, 6.00% 2015	A $	12,000	US$13,306.61%

Other securities			3,351.16

			16,657.77

Colombian pesos — 0.70%

Colombia (Republic of) Global 12.00% 2015		COP20,154,000	14,510.67

Other securities			731.03

			15,241.70

Norwegian kroner — 0.60%

Norwegian Government 5.00% 2015		NKr65,000	13,080.60

U.S. dollars — 36.51%

U.S. Treasury:
1.00% 2012	US$	31,000	31,208
1.25% 2014		12,990	13,182
2.00% 2016		17,970	18,322
5.125% 2016		16,500	19,178
7.50% 2016		9,400	12,131	11.58
4.625% 2017		9,250	10,555
8.875% 2017		16,000	22,241
3.875% 2040		12,750	11,675
0.75%–6.00% 2011–2041[2]		109,263	112,449

Fannie Mae:
4.00% 2041[1]		11,402	11,422
4.50% 2041[1]		15,250	15,734	6.53
3.50%–6.50% 2024–2041[1,3]		111,182	114,309

Freddie Mac 0%–6.50% 2036–2041[1,3]		6,988	7,456.34

Wells Fargo & Co. 3.676%–4.60% 2016–2021		3,030	3,083.14

Polish Government 6.375% 2019		2,175	2,490.11

United Mexican States Government Global 5.95% 2019		1,660	1,913.09

South Korean Government 5.75% 2014		700	774.04

Other securities			383,414	17.68

			791,536	36.51

Other currencies — 2.62%

Other securities			56,639	2.62

Total bonds, notes & other debt instruments (cost: $1,914,819,000)			2,030,776	93.68

Preferred securities — 0.08%

U.S. dollars — 0.08%

Other securities			1,801.08

Total preferred securities (cost: $1,502,000)			1,801.08

American Funds Insurance Series

Global Bond Fund

Common stocks — 0.01%		Percent
	Value	of net
	(000)	assets
U.S. dollars — 0.01%

Other securities	US$197.01%

Total common stocks (cost: $127,000)	197.01

Rights & warrants — 0.00%

U.S. dollars — 0.00%

Other securities	9.00

Total rights & warrants (cost: $30,000)	9.00

Short-term securities — 5.58%	Principal
	amount
	(000)

Nestlé Finance International Ltd. 0.12% due 8/24/2011	US$25,000	24,997	1.15

U.S. Treasury Bill 0.223% due 1/12/2012	21,600	21,590	1.00

Freddie Mac 0.24% due 7/27/2011	19,000	18,999.88

Variable Funding Capital Corp. 0.15% due 8/18/2011[4]	18,700	18,696.86

Other securities		36,653	1.69

Total short-term securities (cost: $121,020,000)		120,935	5.58

Total investment securities (cost: $2,037,498,000)		2,153,718	99.35

Other assets less liabilities		14,138.65

Net assets		US$2,167,856	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,299,000, which represented .06% of the net assets of the fund. One of these securities (with a value of less than $1,000) may be subject to legal or contractual restrictions on sale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Coupon rate may change periodically.
[4]

Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $160,139,000, which represented 7.39% of the net assets of the fund.

See Notes to Financial Statements

American Funds Insurance Series

High-Income Bond Fund	unaudited
Summary investment portfolio June 30, 2011

Largest holdings (by issuer)	Percent of net assets
First Data	2.94%

CIT Group	2.82

Freescale Semiconductor	2.46

MGM Resorts International	2.36

Realogy	2.25

Percent of net assets
Sprint Nextel	2.01%

Clearwire	1.63

Elan	1.54

NXP	1.46

Hawker Beechcraft	1.43

Bonds, notes & other debt instruments — 92.29%	Principal		Percent
	amount	Value	of net
	(000)	(000)	assets
Consumer discretionary — 21.90%

MGM Resorts International:
6.75% 2013	$10,820	$10,901
5.875% 2014	10,830	10,465	2.36%
6.625%–13.00% 2012–2020	24,910	25,941

Univision Communications Inc.:
Term Loan, 4.436% 2017[1,2,3]	14,806	14,085	1.23
6.875%–8.50% 2019–2021[4]	10,495	10,499

Virgin Media Finance PLC:
9.125% 2016	9,175	9,680
6.50%–9.50% 2016–2019[4]	9,535	10,790	1.10
Virgin Media Secured Finance PLC 6.50% 2018	1,425	1,569

Revel Entertainment:
Term Loan B, 9.00% 2018[1,2,3]	11,500	10,774	1.00
12.00% 2018[5,6,7]	5	9,323

Cinemark USA, Inc. 8.625% 2019	12,420	13,662.68

Needle Merger Sub Corp. 8.125% 2019[4]	11,960	12,109.61

Neiman Marcus Group, Inc., Term Loan B, 4.75% 2018[1,2,3]	11,540	11,398.57

Royal Caribbean Cruises Ltd. 11.875% 2015	7,550	9,343.47

Other securities		277,824	13.88

		438,363	21.90

Financials — 12.87%

CIT Group Inc., Series A, 7.00%:
2015	26,733	26,833
2016	16,620	16,578	2.82
2014[2]	9,098	9,223
Term Loan 3, 6.25% 2015[1,2,3]	3,730	3,758

Realogy Corp.:
Term Loan B, 4.518% 2016[1,2,3]	14,702	13,232
Second Lien Term Loan A, 13.50% 2017[2,3]	18,315	19,547	2.25
7.875% 2019[4]	11,100	11,044
Letter of Credit, 3.223% 2016[1,2,3]	1,410	1,269

Other securities		156,193	7.80

		257,677	12.87

Industrials — 11.44%

Hawker Beechcraft Acquisition Co., LLC:
Term Loan B, 2.186% 2014[1,2,3]	21,277	17,957
Term Loan B, 10.50% 2014[1,2,3]	1,502	1,517	1.43
Letter of Credit, 2.146% 2014[1,2,3]	1,236	1,044
8.50%–8.875% 2014–2015[1,6]	10,383	8,199

Associated Materials, LLC 9.125% 2017[4]	15,555	15,555.78

Ply Gem Industries, Inc. 8.25% 2018[4]	14,630	13,935.69

DAE Aviation Holdings, Inc. 11.25% 2015[4]	10,871	11,360.57

Nortek Inc. 10.00% 2018[4]	9,710	9,759.49

Other securities		149,726	7.48

		229,052	11.44

American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments	Principal		Percent
	amount	Value	of net
	(000)	(000)	assets
Telecommunication services — 10.38%

Nextel Communications, Inc.:
Series D, 7.375% 2015	$20,955	$21,060
5.95%–6.875% 2013–2014	11,935	12,006	2.01%
Sprint Capital Corp. 8.375% 2012	4,625	4,833
Sprint Nextel Corp. 6.00% 2016	2,250	2,259

Clearwire Communications and Clearwire Finance, Inc.:
12.00% 2015[4]	13,465	14,492	1.59
12.00% 2015–2017[4]	16,245	17,270

Wind Acquisition SA:
11.75% 2017[4]	16,780	19,087
7.25% 2018[4]	950	990	1.23
7.375% 2018	€ 3,075	4,593

Cricket Communications, Inc:
7.75% 2016	$15,485	16,492	1.12
7.75%–10.00% 2015–2020	5,625	5,877

LightSquared, Term Loan B, 12.00% 2014[2,3,6]	19,946	19,248.96

Vodafone Group PLC, Term Loan, 6.875% 2015[2,3,6,7]	9,867	10,212.51

Digicel Group Ltd. 8.875% 2015[4]	9,350	9,607.48

Other securities		49,740	2.48

		207,766	10.38

Health care — 10.37%

Elan Finance PLC and Elan Finance Corp.:
8.875% 2013	16,770	17,525
8.75% 2016	10,180	10,753	1.54
8.75% 2016[4]	2,500	2,634

Quintiles, Term Loan B, 5.00% 2018[1,2,3]	18,025	17,943	1.23
Quintiles Transnational 9.50% 2014[1,4,6]	6,420	6,597

VWR Funding, Inc., Series B, 10.25% 2015[1,6]	15,402	16,173.81

PTS Acquisition Corp. 9.50% 2015[1,6]	14,540	14,613.73

Bausch & Lomb Inc. 9.875% 2015	13,105	13,957.70

DJO Finance LLC and DJO Finance Corp. 7.75% 2018[4]	10,800	10,800.54

Tenet Healthcare Corp. 7.375% 2013	10,335	10,748.53

Symbion Inc 8.00% 2016[4]	9,725	9,555.47

Other securities		76,405	3.82

		207,703	10.37

Information technology — 8.64%

First Data Corp.:
8.25% 2021[4]	9,740	9,594
12.625% 2021[4]	16,160	17,372
8.75% 2022[1,4,6]	14,342	14,091	2.94
7.375%–11.25% 2014–2019[4,6]	11,839	11,927
Term Loan B2, 2.936% 2014[1,2,3]	6,259	5,809

Freescale Semiconductor, Inc.:
10.125% 2016	16,113	17,422
9.125% 2014[1,6]	10,001	10,513	2.46
8.875%–10.125% 2014–2018[4]	19,275	20,887
Term Loan, 4.441% 2016[1,2,3]	403	401

NXP BV and NXP Funding LLC:
9.75% 2018[4]	11,620	13,072
3.028%–10.00% 2013–2015[1,5]	7,811	8,377	1.46
4.077%–8.625% 2013–2015[1,2]	€ 5,187	7,739

Other securities		35,739	1.78

		172,943	8.64

American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments	Principal		Percent
	amount	Value	of net
	(000)	(000)	assets
Materials — 5.05%

Georgia Gulf Corp. 9.00% 2017[4]	$13,205	$14,129.71%

Other securities		86,926	4.34

		101,055	5.05

Energy — 3.96%

Petroplus Finance Ltd.:
6.75% 2014[4]	13,330	13,130	1.16
7.00%–9.375% 2017–2019[4]	10,543	10,093

Other securities		55,985	2.80

		79,208	3.96

Consumer staples — 3.84%

Rite Aid Corp. 10.25% 2019	9,645	10,658.53

SUPERVALU INC. 8.00% 2016	9,030	9,256.47

Other securities		56,888	2.84

		76,802	3.84

Utilities — 3.35%

Intergen Power 9.00% 2017[4]	8,775	9,323.47

Other securities		57,669	2.88

		66,992	3.35

Other — 0.49%

Other securities		10,076.49

Total bonds, notes & other debt instruments (cost: $1,745,465,000)		1,847,637	92.29

American Funds Insurance Series

High-Income Bond Fund

Convertible securities — 0.53%	Principal		Percent
	amount	Value	of net
	(000)	(000)	assets
Telecommunication services — 0.04%

Clearwire Corp. 8.25% convertible notes 2040[4]	$891	$795.04%

Other — 0.49%

Other securities		9,875.49

Total convertible securities (cost: $9,671,000)		10,670.53

Preferred securities — 1.92%

Other — 1.92%

Other securities		38,395	1.92

Total preferred securities (cost: $32,155,000)		38,395	1.92

Common stocks — 0.70%

Other — 0.70%

Other securities		14,121.70

Total common stocks (cost: $10,716,000)		14,121.70

Rights & warrants — 0.03%

Other — 0.03%

Other securities		575.03

Total rights & warrants (cost: $4,982,000)		575.03

American Funds Insurance Series

High-Income Bond Fund

Short-term securities — 3.68%	Principal		Percent
	amount	Value	of net
	(000)	(000)	assets

Johnson & Johnson 0.20%–0.25% due 8/10–10/31/2011[4]	$28,300	$28,297	1.41%

Coca-Cola Co. 0.19%–0.20% due 7/1–7/22/2011[4]	25,200	25,199	1.26

United Technologies Corp. 0.04% due 7/1/2011[4]	17,800	17,800.89

Other securities		2,305.12

Total short-term securities (cost: $73,596,000)		73,601	3.68

Total investment securities (cost: $1,876,585,000)		1,984,999	99.15

Other assets less liabilities		16,969.85

Net assets		$2,001,968	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Coupon rate may change periodically.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]

Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $213,625,000, which represented 10.67% of the net assets of the fund.

[4]

Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $735,206,000, which represented 36.72% of the net assets of the fund.

[5]	Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets

Revel Entertainment 12.00% 2018	2/15/2011	$10,253	$9,323.47%

NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	1,141	1,491.07

Other restricted securities		3,270	3,224.16

Total restricted securities		$14,664	$14,038.70%

[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[7]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $33,564,000, which represented 1.68% of the net assets of the fund.

Key to symbol
€ = Euros

See Notes to Financial Statements

American Funds Insurance Series

Mortgage Fund	unaudited
Investment portfolio June 30, 2011

Bonds, notes & other debt instruments – 73.67%	Principal		Percent
	amount	Value	of net
	(000)	(000)	assets
Federal agency mortgage-backed obligations [1] — 71.30%

Fannie Mae 4.50% 2038	$6,400	$6,603
Fannie Mae 4.50% 2041	4,190	4,342	48.51%
Fannie Mae 4.50% 2041	1,000	1,035

Freddie Mac 5.00% 2041	3,200	3,395	13.75

Government National Mortgage Assn. 3.50% 2041	1,797	1,748
Government National Mortgage Assn. 3.50% 2041	300	292	9.04
Government National Mortgage Assn. 3.50% 2041	200	194

		17,609	71.30

U.S. Treasury bonds & notes — 2.37%

U.S. Treasury 4.75% 2041	550	585	2.37

Total bonds, notes & other debt instruments (cost: $18,248,000)		18,194	73.67

Short-term securities — 88.37%

U.S. Treasury Bills 0.015%–0.23% due 7/14–8/4/2011	2,300	2,300	9.31

Federal Home Loan Bank 0.02%–0.07% due 8/17–8/24/2011	1,800	1,800	7.29

Federal Farm Credit Banks 0.03%–0.045% due 7/19–8/8/2011	1,650	1,650	6.68

Abbott Laboratories 0.06%–0.07% due 7/5–7/19/2011[2]	710	710	2.88

IBM Corp. 0.05% due 7/27/2011[2]	710	710	2.88

Hewlett-Packard Co. 0.09% due 7/18/2011[2]	710	710	2.88

John Deere Capital Corp. 0.09%–0.10% due 7/19–8/4/2011[2]	710	710	2.88

Coca-Cola Co. 0.09%–0.12% due 7/15–8/16/2011[2]	710	710	2.88

Merck & Co. Inc. 0.10% due 8/30/2011[2]	710	710	2.88

JPMorgan Chase & Co. 0.07% due 8/29/2011	710	709	2.87

NetJets Inc. 0.08% due 7/8/2011[2]	700	700	2.83

Paccar Financial Corp. 0.11% due 7/11/2011	700	700	2.83

Private Export Funding Corp. 0.155%–0.20% due 9/20–10/4/2011[2]	680	680	2.75

International Bank for Reconstruction and Development 0.03%–0.08% due 7/27– 8/5/2011	675	675	2.73

Ciesco LLC 0.12% due 7/1–7/26/2011	650	650	2.63

Medtronic Inc. 0.09% due 7/19/2011[2]	640	640	2.59

PepsiCo Inc. 0.10% due 8/2/2011[2]	640	640	2.59

Honeywell International Inc. 0.11% due 9/12/2011[2]	640	639	2.59

Procter & Gamble International Funding S.C.A. 0.07% due 7/7/2011[2]	600	600	2.43

Emerson Electric Co. 0.09% due 7/8/2011[2]	600	600	2.43

Pfizer Inc 0.08% due 7/11/2011[2]	600	600	2.43

American Funds Insurance Series

Mortgage Fund

Short-term securities	Principal		Percent
	amount	Value	of net
	(000)	(000)	assets

Nordea North America, Inc. 0.11% due 7/12/2011	$600	$600	2.43%

Harvard University 0.12% due 7/6/2011	560	560	2.27

Svenska Handelsbanken Inc. 0.17% due 7/18/2011[2]	550	550	2.23

McDonald’s Corp. 0.08% due 7/14/2011[2]	500	500	2.02

Bank of America Corp. 0.15% due 7/29/2011	500	500	2.02

Wal-Mart Stores, Inc. 0.07% due 7/25/2011[2]	410	410	1.66

eBay Inc. 0.12% due 7/6/2011[2]	300	300	1.22

Johnson & Johnson 0.145% due 8/29/2011[2]	280	280	1.13

Straight-A Funding LLC 0.18% due 8/3/2011[2]	280	280	1.13

Total short-term securities (cost: $21,823,000)		21,823	88.37

Total investment securities (cost: $40,071,000)		40,017	162.04

Other assets less liabilities		(15,321)	(62.04)

Net assets		$24,696	100.00%

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]

Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,679,000, which represented 47.29% of the net assets of the fund.

See Notes to Financial Statements

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund	unaudited
Summary investment portfolio June 30, 2011

Bonds, notes & other debt instruments — 86.78%	Principal		Percent
	amount	Value	of net
	(000)	(000)	assets
Mortgage-backed obligations — 41.98%

Federal agency mortgage-backed obligations[1] — 41.89%

Fannie Mae:
3.50% 2026	$26,202	$26,728
6.00% 2038	43,930	48,339
2.609% 2040[2]	29,036	29,782
4.00% 2041	49,000	49,015
4.00% 2041	39,817	39,885
4.00% 2041	25,584	25,629	27.59%
4.00% 2041	24,948	24,991
4.50% 2041	123,975	127,907
4.50% 2041	22,261	23,073
4.50% 2041	22,193	23,002
5.00% 2041	54,385	57,580
0%–11.614% 2012–2047[2]	556,691	569,357

Government National Mortgage Assn. 3.50%–6.50% 2024–2058[2]	249,580	264,511	6.98

Freddie Mac:
4.00% 2041	61,490	61,547	6.55
0%–6.00% 2014–2041[2]	178,410	186,592

Other securities		29,019.77

		1,586,957	41.89

Other mortgage-backed securities — 0.09%

Other securities		3,541.09

Total mortgage-backed obligations		1,590,498	41.98

U.S. Treasury bonds & notes — 30.65%

U.S. Treasury:
0.625% 2012	42,250	42,417
1.00% 2012	46,000	46,308
1.375% 2012	22,590	22,918
4.875% 2012	72,300	74,435
1.125% 2013	27,483	27,840
1.375% 2013	53,790	54,651
1.25% 2014	41,540	42,154
2.00% 2014[3]	22,623	24,417
2.625% 2014	27,800	29,310
2.125% 2015	28,750	29,516
2.375% 2016	30,400	31,456	30.65
2.50% 2017	54,250	55,293
4.625% 2017	33,490	38,214
3.50% 2018	64,250	68,943
3.125% 2019	26,020	26,868
3.50% 2020	40,100	41,868
3.625% 2020	29,800	31,529
6.25% 2023	20,820	26,458
3.875% 2040	74,750	68,445
4.375% 2040	49,500	49,476
4.625% 2040	102,780	107,157
0.625%–8.875% 2012–2041[3]	199,121	221,232

		1,160,905	30.65

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Bonds, notes & other debt instruments	Principal		Percent
	amount	Value	of net
	(000)	(000)	assets
Federal agency bonds & notes — 13.80%

Federal Home Loan Bank:
0.875% 2012	$59,850	$60,247
1.75% 2012	29,300	29,779
3.625% 2013	58,750	62,663	6.65%
5.50% 2014	46,910	53,354
1.00%–2.375% 2012–2014	45,010	45,775

Freddie Mac:
2.125% 2012	50,000	50,994
2.50% 2014	4,000	4,174	2.08
1.75% 2015	23,425	23,530

Fannie Mae:
6.125% 2012	10,000	10,412.98
1.00% 2013	26,550	26,749

United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.125%–3.125% 2011–2012	29,550	30,215.80

Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625%–2.625% 2014	23,500	24,006.63

United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.25%–2.25% 2011–2012	12,650	12,851.34

Other securities		87,983	2.32

		522,732	13.80

Other — 0.35%

Other securities		13,271.35

Total bonds, notes & other debt instruments (cost: $3,230,253,000)		3,287,406	86.78

Short-term securities — 20.14%

Coca-Cola Co. 0.13%–0.20% due 7/1–9/14/2011[4]	113,200	113,184	2.99

Johnson & Johnson 0.16%–0.25% due 7/5–10/31/2011[4]	111,200	111,173	2.93

Fannie Mae 0.11% due 11/14–12/21/2011	103,825	103,781	2.74

Freddie Mac 0.09%–0.14% due 10/20–12/15/2011	100,850	100,818	2.66

CAFCO, LLC 0.12%–0.20% due 7/27–9/28/2011	78,500	78,472	2.07

Falcon Asset Securitization Co., LLC 0.17% due 9/26/2011[4]	36,600	36,588	1.76
JPMorgan Chase & Co. 0.15% due 8/5/2011	30,100	30,094

IBM Corp. 0.06% due 7/18/2011[4]	50,500	50,498	1.33

Procter & Gamble International Funding S.C.A. 0.08% due 7/14–7/15/2011[4]	45,600	45,599	1.20

Colgate-Palmolive Co. 0.06% due 7/21/2011[4]	29,000	28,999.77

Walt Disney Co. 0.16% due 7/25/2011[4]	26,000	25,997.69

Federal Farm Credit Banks 0.23% due 8/11/2011	20,000	19,999.53

Federal Home Loan Bank 0.09% due 12/2/2011	17,900	17,892.47

Total short-term securities (cost: $763,059,000)		763,094	20.14

Total investment securities (cost: $3,993,312,000)		4,050,500	106.92

Other assets less liabilities		(262,302)	(6.92)

Net assets		$3,788,198	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,811,000, which represented .07% of the net assets of the fund.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]

Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $431,075,000, which represented 11.38% of the net assets of the fund.

See Notes to Financial Statements

American Funds Insurance Series

Cash Management Fund	unaudited
Investment portfolio June 30, 2011

Short-term securities – 100.69%	Principal		Percent
	amount	Value	of net
	(000)	(000)	assets
Federal agency discount notes – 40.72%

Fannie Mae 0.085%–0.10% due 9/14–11/21/2011	$97,650	$97,627	16.61%

Freddie Mac 0.025%–0.22% due 7/5–12/15/2011	84,265	84,256	14.34

Federal Home Loan Bank 0.025%–0.07% due 8/5–8/31/2011	57,400	57,396	9.77

		239,279	40.72

U.S. Treasuries — 38.07%

U.S. Treasury Bills 0.018%–0.18% due 7/14–11/17/2011	223,700	223,694	38.07

Commercial paper — 21.90%

Private Export Funding Corp. 0.07% due 7/18/2011[1]	17,000	17,000	2.89

United Technologies Corp. 0.04%–0.10% due 7/1–7/6/2011[1]	16,300	16,300	2.77

BNP Paribas Finance Inc. 0.27% due 7/5/2011	16,300	16,299	2.77

Wal-Mart Stores, Inc. 0.06%–0.07% due 7/11–7/18/2011[1]	16,200	16,200	2.76

PepsiCo Inc. 0.09% due 8/15/2011[1]	16,000	15,998	2.72

Straight-A Funding LLC 0.14% due 8/16/2011[1]	15,000	14,997	2.55

CAFCO, LLC 0.12% due 7/25/2011	3,500	3,500	2.30
Ciesco LLC 0.15% due 8/12/2011	10,000	9,998

Falcon Asset Securitization Co., LLC 0.13% due 7/20/2011[1]	9,900	9,899	1.69

Old Line Funding, LLC 0.25% due 7/8/2011[1]	8,500	8,500	1.45

		128,691	21.90

Total investment securities (cost: $591,640,000)		591,664	100.69

Other assets less liabilities		(4,074)	(.69)

Net assets		$587,590	100.00%

[1]

Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $98,894,000, which represented 16.83% of the net assets of the fund.

See Notes to Financial Statements

American Funds Insurance Series

Financial statements

Statements of assets & liabilities at June 30, 2011

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$266,231	$5,619,641	$3,864,569	$27,290,302	$10,260,614

Affiliated issuers	—	—	102,260	710,159	—

Cash denominated in currencies other than U.S. dollars	—	1,703	345	—	5,383

Cash	86	110	104	134	36

Unrealized appreciation on open forward currency contracts	—	—	—	—	—

Receivables for:
Sales of investments	1,729	21,785	15,114	229,472	131,914

Sales of fund’s shares	255	2,314	3,274	17,136	11,734

Closed forward currency contracts	—	—	—	—	—

Dividends and interest	372	11,809	1,951	24,809	28,400

Other assets	—	67	—	—	—

	268,673	5,657,429	3,987,617	28,272,012	10,438,081

Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	—	—	—

Payables for:
Purchases of investments	710	7,469	18,360	212	14,124

Repurchases of fund’s shares	86	6,489	3,918	18,426	10,869

Closed forward currency contracts	—	—	—	—	—

Investment advisory services	125	2,378	2,248	7,254	4,128

Distribution services	47	859	625	3,970	1,334

Trustees’ deferred compensation	1	20	11	312	145

Non-U.S. taxes	—	—	—	70	2,405

Other	1	42	61	53	150

	970	17,257	25,223	30,297	33,155

Net assets at June 30, 2011 (total: $113,863,022)	$267,703	$5,640,172	$3,962,394	$28,241,715	$10,404,926

Investment securities, at cost:
Unaffiliated issuers	$225,737	$4,162,641	$3,032,249	$19,092,542	$8,154,277

Affiliated issuers	—	—	$105,917	$474,332	—

Cash denominated in currencies other than U.S. dollars, at cost	—	$1,703	$344	—	$5,379

Net assets consist of:
Capital paid in on shares of beneficial interest	$247,953	$4,845,364	$3,513,211	$23,739,544	$9,219,789

Undistributed (distributions in excess of) net investment income	681	29,943	(55,247)	49,882	86,652

(Accumulated) undistributed net realized (loss) gain	(21,425)	(692,289)	(324,235)	(3,981,563)	(1,006,126)

Net unrealized appreciation (depreciation)	40,494	1,457,154	828,665	8,433,852	2,104,611

Net assets at June 30, 2011	$267,703	$5,640,172	$3,962,394	$28,241,715	$10,404,926

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets (total: $40,783,084)	$33,447	$1,383,489	$885,021	$8,285,383	$3,808,196

Shares outstanding	2,578	61,042	41,111	143,032	202,436

Net asset value per share	$12.97	$22.66	$21.53	$57.93	$18.81

Class 2:
Net assets (total: $72,485,751)	$234,256	$4,256,683	$3,077,373	$19,725,006	$6,537,413

Shares outstanding	18,167	189,123	145,231	343,512	349,083

Net asset value per share	$12.89	$22.51	$21.19	$57.42	$18.73

Class 3:
Net assets (total: $594,187)	—	—	—	$231,326	$59,317

Shares outstanding	—	—	—	3,993	3,154

Net asset value per share	—	—	—	$57.93	$18.81

See end of Statements of Assets & Liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

unaudited

(dollars and shares in thousands, except per-share amounts)

New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$2,542,087	$4,556,337	$2,267,987	$25,072,913	$244,500	$11,606,243	$45,240	$10,834,330	$2,153,718
—	—	9,269	—	—	—	—	—	—
941	—	968	269	96	—	—	—	—
125	61	84	466	71	173	237	127	57
—	—	—	—	—	—	2	161	1,144

2,327	2,666	4,605	47,947	892	46,669	420	350,951	37,614
1,663	3,865	2,373	10,419	379	10,096	793	5,536	5,427
—	—	—	—	—	—	—	—	61
10,268	6,020	9,514	36,906	823	43,639	250	81,334	28,761
—	—	—	—	—	—	—	—	—

2,557,411	4,568,949	2,294,800	25,168,920	246,761	11,706,820	46,942	11,272,439	2,226,782

—	—	—	—	—	—	7	3,536	2,677

7,769	2,528	2,737	17,574	—	95,852	3,095	878,407	54,359
3,071	2,088	1,160	19,540	191	10,229	—*	15,922	536
—	—	—	—	—	—	—	203	18
1,505	1,513	1,084	5,425	137	2,746	21	3,114	935
339	733	427	3,041	42	1,161	2	1,045	341
5	13	4	363	—*	89	—	25	2
—	—	—	—	—	—	—	—	—
227	2	17	23	13	179	3	31	58

12,916	6,877	5,429	45,966	383	110,256	3,128	902,283	58,926

$2,544,495	$4,562,072	$2,289,371	$25,122,954	$246,378	$11,596,564	$43,814	$10,370,156	$2,167,856

$1,895,230	$3,893,897	$1,951,708	$19,465,023	$220,623	$9,550,714	$46,060	$10,533,462	$2,037,498

—	—	$15,878	—	—	—	—	—	—

$941	—	$968	$269	$96	—	—	—	—

$1,971,986	$4,465,627	$2,508,653	$22,995,254	$215,391	$10,268,396	$44,466	$10,227,823	$2,032,003
5,083	40,384	21,831	196,897	3,751	116,318	172	143,127	27,594
(79,342)	(606,379)	(550,847)	(3,677,745)	3,358	(843,678)	5	(298,843)	(7,025)
646,768	662,440	309,734	5,608,548	23,878	2,055,528	(829)	298,049	115,284

$2,544,495	$4,562,072	$2,289,371	$25,122,954	$246,378	$11,596,564	$43,814	$10,370,156	$2,167,856

$882,532	$920,928	$180,831	$9,945,114	$38,418	$5,851,146	$29,238	$5,326,096	$497,929
37,676	96,260	17,690	276,718	2,448	342,060	2,999	488,578	40,739
$23.42	$9.57	$10.22	$35.94	$15.69	$17.11	$9.75	$10.90	$12.22

$1,661,963	$3,641,144	$2,108,540	$14,975,812	$207,960	$5,701,783	$14,576	$5,044,060	$1,669,927
71,582	383,837	206,910	419,642	13,303	335,951	1,496	468,013	137,271
$23.22	$9.49	$10.19	$35.69	$15.63	$16.97	$9.75	$10.78	$12.17

—	—	—	$202,028	—	$43,635	—	—	—
—	—	—	5,620	—	2,551	—	—	—
—	—	—	$35.94	—	$17.10	—	—	—

American Funds Insurance Series

Statements of assets & liabilities at June 30, 2011	unaudited
(dollars and shares in thousands, except per-share amounts)

	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$1,984,999	$40,017	$4,050,500	$591,664

Affiliated issuers	—	—	—	—

Cash denominated in currencies other than U.S. dollars	—	—	—	—

Cash	1,091	156	122	139

Unrealized appreciation on open forward currency contracts	5	—	—	—

Receivables for:
Sales of investments	8,582	11,018	208,774	—

Sales of fund’s shares	244	168	1,445	5

Closed forward currency contracts	—	—	—	—

Dividends and interest	36,547	38	18,625	—

Other assets	—	—	—	—

	2,031,468	51,397	4,279,466	591,808

Liabilities:
Unrealized depreciation on open forward currency contracts	276	—	—	—

Payables for:
Purchases of investments	26,612	26,692	486,869	—

Repurchases of fund’s shares	990	—	2,924	3,948

Closed forward currency contracts	—	—	—	—

Investment advisory services	767	8	1,028	152

Distribution services	243	—*	414	102

Trustees’ deferred compensation	36	—	32	16

Non-U.S. taxes	—	—	—	—

Other	576	1	1	—*

	29,500	26,701	491,268	4,218

Net assets at June 30, 2011 (total: $113,863,022)	$2,001,968	$24,696	$3,788,198	$587,590

Investment securities, at cost:
Unaffiliated issuers	$1,876,585	$40,071	$3,993,312	$591,640

Affiliated issuers	—	—	—	—

Cash denominated in currencies other than U.S dollars, at cost	—	—	—	—

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,985,857	$24,597	$3,681,612	$588,668

Undistributed (distributions in excess of) net investment income	71,268	(2)	36,516	(1,103)

(Accumulated) undistributed net realized (loss) gain	(163,306)	155	12,882	1

Net unrealized appreciation (depreciation)	108,149	(54)	57,188	24

Net assets at June 30, 2011	$2,001,968	$24,696	$3,788,198	$587,590

Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized:
Class 1:
Net assets (total: $40,783,084)	$827,080	$21,235	$1,786,279	$80,722

Shares outstanding	71,448	2,104	142,613	7,093

Net asset value per share	$11.58	$10.09	$12.53	$11.38

Class 2:
Net assets (total: $72,485,751)	$1,153,511	$3,461	$1,979,264	$493,019

Shares outstanding	100,763	343	159,539	43,811

Net asset value per share	$11.45	$10.09	$12.41	$11.25

Class 3:
Net assets (total: $594,187)	$21,377	—	$22,655	$13,849

Shares outstanding	1,845	—	1,808	1,223

Net asset value per share	$11.59	—	$12.53	$11.33

* Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

Statements of operations for the six months ended June 30, 2011	unaudited
(dollars in thousands)

	Global Discovery Fund		Global Growth Fund		Global Small Capitalization Fund	Growth Fund	International Fund

Investment income:
Income (net of non-U.S. taxes)[2,3]:
Dividends	$1,710		$66,210		$23,478	$149,491	$179,704
Interest	41		307		658	1,250	832
	1,751		66,517		24,136	150,741	180,536

Fees and expenses[4]:
Investment advisory services	758		14,642		13,900	45,540	25,255
Distribution services — Class 2	286		5,371		3,909	24,965	8,246
Distribution services — Class 3	—		—		—	211	54
Transfer agent services	—	[5]	—	[5]	— [5]	1	—	[5]
Reports to shareholders	1		161		116	1,025	295
Registration statement and prospectus	1		74		61	377	161
Trustees’ compensation	1		23		17	142	54
Auditing and legal	3		12		15	8	9
Custodian	12		281		386	338	1,237
State and local taxes	3		58		42	299	108
Other	5		16		25	65	26
Total fees and expenses	1,070		20,638		18,471	72,971	35,445
Net investment income (loss)	681		45,879		5,665	77,770	145,091
Net realized gain (loss) and unrealized appreciation (depreciation) on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments[3]	4,490		169,879		102,416	854,671	282,033
Forward currency contracts	—		—		—	—	—
Currency transactions	34		144		(615)	(879)	366
	4,524		170,023		101,801	853,792	282,399
Net unrealized appreciation (depreciation) on:
Investments	8,800		67,547		(85,327)	735,605	25,126
Forward currency contracts	—		—		—	—	—
Currency translations	(7)		(29)		(234)	130	(171)
	8,793		67,518		(85,561)	735,735	24,955
Net realized gain (loss) and unrealized appreciation (depreciation) on investments, forward currency contracts and currency	13,317		237,541		16,240	1,589,527	307,354
Net increase (decrease) in net assets resulting from operations	$13,998		$283,420		$21,905	$1,667,297	$452,445

See end of Statements of Operations for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

Statements of operations for the six months ended June 30, 2011

	New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund

Investment income:
Income (net of non-U.S. taxes)[2,3]:
Dividends	$26,217	$54,729	$40,272	$249,893	$5,022
Interest	7,462	236	2,101	2,785	214
	33,679	54,965	42,373	252,678	5,236

Fees and expenses[4]:
Investment advisory services	9,143	9,271	6,704	33,641	795
Distribution services — Class 2	2,108	4,604	2,656	19,069	244
Distribution services — Class 3	—	—	—	186	—
Transfer agent services	— [5]	— [5]	— [5]	1	— [5]
Reports to shareholders	68	70	32	923	1
Registration statement and prospectus	53	62	21	351	9
Trustees’ compensation	10	18	9	140	1
Auditing and legal	12	2	3	7	1
Custodian	468	17	106	160	31
State and local taxes	26	47	24	263	3
Other	31	6	8	50	5
Total fees and expenses	11,919	14,097	9,563	54,791	1,090
Net investment income (loss)	21,760	40,868	32,810	197,887	4,146
Net realized gain (loss) and unrealized appreciation (depreciation) on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments[3]	42,268	134,577	94,736	469,348	3,436
Forward currency contracts	2	—	—	—	(46)
Currency transactions	316	—	(175)	449	(15)
	42,586	134,577	94,561	469,797	3,375
Net unrealized appreciation (depreciation) on:
Investments	(35,802)	(17,890)	(55,025)	471,375	554
Forward currency contracts	—	—	—	—	5
Currency translations	7	—	—	318	(1)
	(35,795)	(17,890)	(55,025)	471,693	558
Net realized gain (loss) and unrealized appreciation (depreciation) on investments, forward currency contracts and currency	6,791	116,687	39,536	941,490	3,933
Net increase (decrease) in net assets resulting from operations	$28,551	$157,555	$72,346	$1,139,377	$8,079

[1]	For the period May 2, 2011, commencement of operations, through June 30, 2011.
[2]	Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.
[3]	Additional information related to affiliated transactions is included in the Notes to Financial Statements.
[4]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
[5]	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

unaudited
(dollars in thousands)

Asset Allocation Fund		Global Balanced Fund[1]	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund [1]		U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund

$83,706		$164	$24	$19	$438	$—		$—		$—
58,128		49	169,640	36,973	79,585	12		45,343		451

141,834		213	169,664	36,992	80,023	12		45,343		451

16,630		36	18,246	5,258	4,620	13		5,950		904
7,162		2	6,263	1,961	1,460	—	[5]	2,433		597
39		—	—	—	21	—		21		11
—	[5]	— [5]	— [5]	— [5]	— [5]	—	[5]	—	[5]	— [5]
399		—	293	27	41	—		68		12
157		—	272	67	20	—		108		3
52		—	43	7	12	—		18		4
4		—	3	2	2	—		2		1
62		1	98	183	5	—	[5]	4		1
117		—	104	19	21	—		37		6
19		2	14	5	3	1		4		1

24,641		41	25,336	7,529	6,205	14		8,645		1,540

117,193		172	144,328	29,463	73,818	(2)		36,698		(1,089)

267,008		(31)	38,140	9,416	36,640	155		13,835		1
—		4	(18,941)	(10,844)	(1,333)	—		—		—
104		32	826	(12)	83	—		—		—

267,112		5	20,025	(1,440)	35,390	155		13,835		1

212,658		(820)	100,161	59,127	(18,854)	(54)		24,965		11
—		(5)	(2,517)	(2,746)	(128)	—		—		—
(33)		(4)	455	437	7	—		—		—

212,625		(829)	98,099	56,818	(18,975)	(54)		24,965		11

479,737		(824)	118,124	55,378	16,415	101		38,800		12

$596,930		$(652)	$262,452	$84,841	$90,233	$99		$75,498		$(1,077)

American Funds Insurance Series

Statements of changes in net assets	Global Discovery Fund		Global Growth Fund		Global Small Capitalization Fund

	Six months ended June 30, 2011[1]	Year ended December 31, 2010	Six months ended June 30, 2011[1]	Year ended December 31, 2010	Six months ended June 30, 2011[1]	Year ended December 31, 2010

Operations:
Net investment income (loss)	$681	$1,450	$45,879	$68,397	$5,665	$17,002
Net realized gain (loss) on investments, forward currency contracts and currency transactions	4,524	5,186	170,023	107,092	101,801	196,320
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	8,793	15,161	67,518	408,007	(85,561)	510,037
Net increase (decrease) in net assets resulting from operations	13,998	21,797	283,420	583,496	21,905	723,359
Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(23)	(216)	(4,602)	(19,112)	(10,982)	(12,806)
Class 2	(163)	(1,057)	(12,691)	(59,393)	(37,852)	(48,449)
Class 3	—	—	—	—	—	—
Total dividends from net investment income	(186)	(1,273)	(17,293)	(78,505)	(48,834)	(61,255)
Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	—	—	—	—	—	—
Class 2	—	—	—	—	—	—
Class 3	—	—	—	—	—	—
Long-term net realized gains:
Class 1	—	—	—	—	—	—
Class 2	—	—	—	—	—	—
Class 3	—	—	—	—	—	—
Total distributions from net realized gain on investments	—	—	—	—	—	—
Total dividends and distributions paid to shareholders	(186)	(1,273)	(17,293)	(78,505)	(48,834)	(61,255)
Capital share transactions:
Class 1:
Proceeds from initial capitalization	—	—	—	—	—	—
Proceeds from shares sold	3,454	2,700	163,863	168,608	130,056	178,618
Proceeds from reinvestment of dividends and distributions	23	216	4,602	19,112	10,982	12,806
Cost of shares repurchased	(2,475)	(5,109)	(73,308)	(111,278)	(68,338)	(107,308)

Net increase (decrease) from Class 1 transactions	1,002	(2,193)	95,157	76,442	72,700	84,116

Class 2:
Proceeds from initial capitalization	—	—	—	—	—	—
Proceeds from shares sold	20,097	33,925	53,982	196,550	79,573	236,754
Proceeds from reinvestment of dividends and distributions	163	1,057	12,691	59,393	37,852	48,449
Cost of shares repurchased	(14,931)	(28,371)	(322,505)	(439,951)	(207,727)	(306,103)

Net increase (decrease) from Class 2 transactions	5,329	6,611	(255,832)	(184,008)	(90,302)	(20,900)

Class 3:
Proceeds from shares sold	—	—	—	—	—	—
Proceeds from reinvestment of dividends and distributions	—	—	—	—	—	—
Cost of shares repurchased	—	—	—	—	—	—

Net (decrease) increase from Class 3 transactions	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from capital share transactions	6,331	4,418	(160,675)	(107,566)	(17,602)	63,216

Total increase (decrease) in net assets	20,143	24,942	105,452	397,425	(44,531)	725,320
Net assets:
Beginning of period	247,560	222,618	5,534,720	5,137,295	4,006,925	3,281,605

End of period	$267,703	$247,560	$5,640,172	$5,534,720	$3,962,394	$4,006,925

Undistributed (distributions in excess of) net investment income	$681	$186	$29,943	$1,357	$(55,247)	$(12,078)

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	—	—	—	—	—	—
Shares sold	272	236	7,331	8,513	5,963	9,226
Shares issued on reinvestment of dividends and distributions	2	18	212	925	530	673
Shares repurchased	(196)	(463)	(3,259)	(5,588)	(3,126)	(5,681)

Net increase (decrease) in shares outstanding	78	(209)	4,284	3,850	3,367	4,218

Class 2:
Shares issued from initial capitalization	—	—	—	—	—	—
Shares sold	1,587	2,989	2,435	10,150	3,699	12,618
Shares issued on reinvestment of dividends and distributions	13	88	587	2,903	1,855	2,625
Shares repurchased	(1,175)	(2,585)	(14,495)	(22,732)	(9,708)	(16,786)

Net increase (decrease) in shares outstanding	425	492	(11,473)	(9,679)	(4,154)	(1,543)

Class 3:
Shares sold	—	—	—	—	—	—
Shares issued on reinvestment of dividends and distributions	—	—	—	—	—	—
Shares repurchased	—	—	—	—	—	—

Net (decrease) increase in shares outstanding	—	—	—	—	—	—

See end of Statements of Changes in Net Assets for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

(dollars and shares in thousands)

Growth Fund		International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund

Six months ended June 30, 2011[1]	Year ended December 31, 2010	Six months ended June 30, 2011[1]	Year ended December 31, 2010	Six months ended June 30, 2011[1]	Year ended December 31, 2010	Six months ended June 30, 2011[1]	Year ended December 31, 2010	Year ended Six months ended June 30, 2011[1]	Year ended December 31, 2010

$77,770	$210,636	$145,091	$142,919	$21,760	$33,410	$40,868	$73,478	$32,810	$48,658
853,792	17,254	282,399	(41,043)	42,586	40,631	134,577	95,436	94,561	(6,102)
735,735	4,271,767	24,955	588,042	(35,795)	284,290	(17,890)	306,280	(55,025)	196,773

1,667,297	4,499,657	452,445	689,918	28,551	358,331	157,555	475,194	72,346	239,329

(27,103)	(69,058)	(11,483)	(72,483)	(4,833)	(11,697)	(2,923)	(11,550)	(1,086)	(4,464)
(55,691)	(130,885)	(17,117)	(127,233)	(8,590)	(24,674)	(10,369)	(59,444)	(11,959)	(51,180)
(676)	(1,652)	(161)	(1,222)	—	—	—	—	—	—

(83,470)	(201,595)	(28,761)	(200,938)	(13,423)	(36,371)	(13,292)	(70,994)	(13,045)	(55,644)

—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—	—	—

(83,470)	(201,595)	(28,761)	(200,938)	(13,423)	(36,371)	(13,292)	(70,994)	(13,045)	(55,644)

—	—	—	—	—	—	—	—	—	—
1,118,386	995,029	389,428	729,575	154,710	246,626	249,388	238,286	14,429	13,258
27,103	69,058	11,483	72,483	4,833	11,697	2,923	11,550	1,086	4,464
(1,330,271)	(818,229)	(231,183)	(341,517)	(57,309)	(75,453)	(29,376)	(41,730)	(9,970)	(20,704)

(184,782)	245,858	169,728	460,541	102,234	182,870	222,935	208,106	5,545	(2,982)

—	—	—	—	—	—	—	—	—	—
200,510	580,610	108,347	440,589	38,679	150,855	44,848	181,120	40,961	142,223
55,691	130,885	17,117	127,233	8,590	24,674	10,369	59,444	11,959	51,180
(1,538,850)	(2,078,003)	(475,988)	(671,643)	(133,560)	(159,071)	(211,723)	(253,803)	(129,313)	(184,508)

(1,282,649)	(1,366,508)	(350,524)	(103,821)	(86,291)	16,458	(156,506)	(13,239)	(76,393)	8,895

1,777	1,539	526	581	—	—	—	—	—	—
676	1,652	161	1,222	—	—	—	—	—	—
(15,718)	(38,101)	(4,605)	(11,636)	—	—	—	—	—	—

(13,265)	(34,910)	(3,918)	(9,833)	—	—	—	—	—	—

(1,480,696)	(1,155,560)	(184,714)	346,887	15,943	199,328	66,429	194,867	(70,848)	5,913

103,131	3,142,502	238,970	835,867	31,071	521,288	210,692	599,067	(11,547)	189,598
28,138,584	24,996,082	10,165,956	9,330,089	2,513,424	1,992,136	4,351,380	3,752,313	2,300,918	2,111,320

$28,241,715	$28,138,584	$10,404,926	$10,165,956	$2,544,495	$2,513,424	$4,562,072	$4,351,380	$2,289,371	$2,300,918

$49,882	$55,582	$86,652	$(29,678)	$5,083	$(3,254)	$40,384	$12,808	$21,831	$2,066

—	—	—	—	—	—	—	—	—	—
19,860	20,478	20,830	43,513	6,645	11,486	26,114	27,726	1,413	1,425
492	1,317	633	4,232	213	529	314	1,277	110	471
(23,573)	(16,869)	(12,434)	(20,349)	(2,462)	(3,665)	(3,069)	(4,849)	(978)	(2,312)

(3,221)	4,926	9,029	27,396	4,396	8,350	23,359	24,154	545	(416)

—	—	—	—	—	—	—	—	—	—
3,515	12,106	5,885	26,435	1,678	7,157	4,735	21,403	4,037	15,511
1,020	2,527	947	7,486	382	1,135	1,123	6,645	1,212	5,411
(27,119)	(43,362)	(25,690)	(40,562)	(5,787)	(8,033)	(22,387)	(30,000)	(12,709)	(20,424)

(22,584)	(28,729)	(18,858)	(6,641)	(3,727)	259	(16,529)	(1,952)	(7,460)	498

31	31	29	35	—	—	—	—	—	—
13	32	9	72	—	—	—	—	—	—
(275)	(792)	(247)	(701)	—	—	—	—	—	—

(231)	(729)	(209)	(594)	—	—	—	—	—	—

American Funds Insurance Series

Statements of changes in net assets	Growth-Income Fund	International Growth and Income Fund		Asset Allocation Fund

	Six months ended June 30, 2011[1]	Year ended December 31, 2010	Six months ended June 30, 2011[1]	Year ended December 31, 2010	Six months ended June 30, 2011[1]	Year ended December 31, 2010

Operations:
Net investment income (loss)	$197,887	$388,541	$4,146	$4,018	$117,193	$218,655
Net realized gain (loss) on investments, forward currency contracts and currency transactions	469,797	(964,931)	3,375	5,977	267,112	13,845
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	471,693	3,325,354	558	5,143	212,625	992,916
Net increase (decrease) in net assets resulting from operations	1,139,377	2,748,964	8,079	15,138	596,930	1,225,416
Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(32,097)	(147,491)	(29)	(670)	(23,381)	(105,937)
Class 2	(41,613)	(231,495)	(131)	(3,427)	(20,838)	(106,195)
Class 3	(590)	(3,023)	—	—	(164)	(837)
Total dividends from net investment income	(74,300)	(382,009)	(160)	(4,097)	(44,383)	(212,969)
Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	—	—	(56)	(269)	—	—
Class 2	—	—	(302)	(1,448)	—	—
Class 3	—	—	—	—	—	—
Long-term net realized gains:
Class 1	—	—	(203)	(535)	—	—
Class 2	—	—	(1,104)	(2,988)	—	—
Class 3	—	—	—	—	—	—
Total distributions from net realized gain on investments	—	—	(1,665)	(5,240)	—	—
Total dividends and distributions paid to shareholders	(74,300)	(382,009)	(1,825)	(9,337)	(44,383)	(212,969)
Capital share transactions:
Class 1:
Proceeds from initial capitalization	—	—	—	—	—	—
Proceeds from shares sold	1,773,009	1,414,619	7,222	6,188	501,310	799,855
Proceeds from reinvestment of dividends and distributions	32,097	147,491	288	1,474	23,381	105,937
Cost of shares repurchased	(1,629,446)	(1,185,744)	(2,129)	(3,525)	(177,811)	(294,163)
Net increase (decrease) from Class 1 transactions	175,660	376,366	5,381	4,137	346,880	611,629
Class 2:
Proceeds from initial capitalization	—	—	—	—	—	—
Proceeds from shares sold	119,336	434,546	27,532	74,639	97,129	169,301
Proceeds from reinvestment of dividends and distributions	41,613	231,495	1,537	7,863	20,838	106,195
Cost of shares repurchased	(2,510,357)	(1,713,835)	(6,369)	(7,129)	(386,848)	(659,114)
Net increase (decrease) from Class 2 transactions	(2,349,408)	(1,047,794)	22,700	75,373	(268,881)	(383,618)
Class 3:
Proceeds from shares sold	504	407	—	—	899	1,694
Proceeds from reinvestment of dividends and distributions	590	3,023	—	—	164	837
Cost of shares repurchased	(16,297)	(38,822)	—	—	(3,275)	(6,363)
Net (decrease) increase from Class 3 transactions	(15,203)	(35,392)	—	—	(2,212)	(3,832)
Net increase (decrease) in net assets resulting from capital share transactions	(2,188,951)	(706,820)	28,081	79,510	75,787	224,179
Total increase (decrease) in net assets	(1,123,874)	1,660,135	34,335	85,311	628,334	1,236,626
Net assets:
Beginning of period	26,246,828	24,586,693	212,043	126,732	10,968,230	9,731,604
End of period	$25,122,954	$26,246,828	$246,378	$212,043	$11,596,564	$10,968,230
Undistributed (distributions in excess of) net investment income	$196,897	$73,310	$3,751	$(235)	$116,318	$43,508
Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	—	—	—	—	—	—
Shares sold	50,555	44,685	460	417	29,636	52,906
Shares issued on reinvestment of dividends and distributions	923	4,414	19	98	1,402	6,673
Shares repurchased	(46,629)	(36,772)	(139)	(252)	(10,529)	(19,549)
Net increase (decrease) in shares outstanding	4,849	12,327	340	263	20,509	40,030
Class 2:
Shares issued from initial capitalization	—	—	—	—	—	—
Shares sold	3,373	13,927	1,776	5,142	5,800	11,268
Shares issued on reinvestment of dividends and distributions	1,205	6,983	102	524	1,260	6,747
Shares repurchased	(71,587)	(54,413)	(399)	(501)	(23,028)	(44,133)
Net increase (decrease) in shares outstanding	(67,009)	(33,503)	1,479	5,165	(15,968)	(26,118)
Class 3:
Shares sold	14	13	—	—	53	112
Shares issued on reinvestment of dividends and distributions	17	90	—	—	10	53
Shares repurchased	(459)	(1,230)	—	—	(194)	(420)
Net (decrease) increase in shares outstanding	(428)	(1,127)	—	—	(131)	(255)

See end of Statements of Changes in Net Assets for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

(dollars and shares in thousands)

Global Balanced Fund	Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund

Period ended June 30, 2011[1,2]	Six months ended June 30, 2011[1]	Year ended December 31, 2010	Six months ended June 30, 2011[1]	Year ended December 31, 2010	Six months ended June 30, 2011[1]	Year ended December 31, 2010	Period ended June 30, 2011[1,2]

$172	$144,328	$268,247	$29,463	$51,216	$73,818	$143,466	$(2)

5	20,025	218,712	(1,440)	13,242	35,390	22,951	155

(829)	98,099	82,335	56,818	13,306	(18,975)	87,663	(54)

(652)	262,452	569,294	84,841	77,764	90,233	254,080	99

—	(26,278)	(146,872)	(2,438)	(9,092)	(10,557)	(55,554)	—
—	(22,923)	(153,261)	(7,702)	(42,020)	(14,424)	(82,568)	—
—	—	—	—	—	(266)	(1,669)	—

—	(49,201)	(300,133)	(10,140)	(51,112)	(25,247)	(139,791)	—

—	—	—	(197)	—	—	—	—
—	—	—	(676)	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	(2,360)	—	—	—	—
—	—	—	(8,107)	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	(11,340)	—	—	—	—

—	(49,201)	(300,133)	(21,480)	(51,112)	(25,247)	(139,791)	—

29,990	—	—	—	—	—	—	9,990
—	639,592	1,180,204	170,176	171,837	70,454	206,426	11,140
—	26,278	146,872	4,995	9,092	10,557	55,554	—
—	(216,675)	(453,635)	(14,550)	(20,645)	(49,263)	(171,268)	(8)

29,990	449,195	873,441	160,621	160,284	31,748	90,712	21,122

10	—	—	—	—	—	—	10
14,467	160,100	569,256	178,728	314,902	57,805	137,965	3,465
—	22,923	153,261	16,485	42,020	14,424	82,568	—
(1)	(317,467)	(433,110)	(73,113)	(86,900)	(98,210)	(211,243)	— [3]

14,476	(134,444)	289,407	122,100	270,022	(25,981)	9,290	3,475

—	—	—	—	—	1,775	6,160	—
—	—	—	—	—	266	1,669	—
—	—	—	—	—	(4,562)	(9,925)	—

—	—	—	—	—	(2,521)	(2,096)	—

44,466	314,751	1,162,848	282,721	430,306	3,246	97,906	24,597

43,814	528,002	1,432,009	346,082	456,958	68,232	212,195	24,696

—	9,842,154	8,410,145	1,821,774	1,364,816	1,933,736	1,721,541	—

$43,814	$10,370,156	$9,842,154	$2,167,856	$1,821,774	$2,001,968	$1,933,736	$24,696

$172	$143,127	$48,000	$27,594	$8,271	$71,268	$22,697	$(2)

2,999	—	—	—	—	—	—	999
—	59,318	109,614	14,053	14,447	6,069	18,595	1,106
—	2,400	13,882	409	783	917	5,027	—
—	(20,072)	(41,890)	(1,204)	(1,747)	(4,240)	(15,457)	(1)

2,999	41,646	81,606	13,258	13,483	2,746	8,165	2,104

1	—	—	—	—	—	—	1
1,495	15,045	53,423	14,852	26,666	5,044	12,555	342
—	2,117	14,637	1,357	3,636	1,268	7,554	—
— [3]	(29,786)	(40,594)	(6,056)	(7,466)	(8,533)	(19,369)	— [3]

1,496	(12,624)	27,466	10,153	22,836	(2,221)	740	343

—	—	—	—	—	154	555	—
—	—	—	—	—	23	151	—
—	—	—	—	—	(393)	(901)	—

—	—	—	—	—	(216)	(195)	—

American Funds Insurance Series

(dollars and shares in thousands)

Statements of changes in net assets	U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund

	Six months ended June 30, 2011[1]	Year ended December 31, 2010	Six months ended June 30, 2011[1]	Year ended December 31, 2010

Operations:
Net investment income (loss)	$36,698	$59,630	$(1,089)	$(2,570)
Net realized gain (loss) on investments, forward currency contracts and currency transactions	13,835	93,210	1	—
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	24,965	8,856	11	27
Net increase (decrease) in net assets resulting from operations	75,498	161,696	(1,077)	(2,543)
Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(4,982)	(28,379)	—	—
Class 2	(4,842)	(34,314)	—	—
Class 3	(55)	(478)	—	—

Total dividends from net investment income	(9,879)	(63,171)	—	—

Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	(26,153)	(5,703)	—	—
Class 2	(29,522)	(8,206)	—	—
Class 3	(336)	(128)	—	—
Long-term net realized gains:
Class 1	(15,498)	—	—	—
Class 2	(17,494)	—	—	—
Class 3	(200)	—	—	—

Total distributions from net realized gain on investments	(89,203)	(14,037)	—	—

Total dividends and distributions paid to shareholders	(99,082)	(77,208)	—	—

Capital share transactions:
Class 1:
Proceeds from initial capitalization	—	—	—	—
Proceeds from shares sold	314,117	550,594	20,964	43,975
Proceeds from reinvestment of dividends and distributions	46,633	34,082	—	—
Cost of shares repurchased	(56,496)	(124,527)	(23,280)	(65,413)

Net increase (decrease) from Class 1 transactions	304,254	460,149	(2,316)	(21,438)

Class 2:
Proceeds from initial capitalization	—	—	—	—
Proceeds from shares sold	81,099	416,785	112,972	224,764
Proceeds from reinvestment of dividends and distributions	51,858	42,520	—	—
Cost of shares repurchased	(99,090)	(111,733)	(140,844)	(364,137)

Net increase (decrease) from Class 2 transactions	33,867	347,572	(27,872)	(139,373)

Class 3:
Proceeds from shares sold	822	4,021	7,129	11,110
Proceeds from reinvestment of dividends and distributions	591	606	—	—
Cost of shares repurchased	(4,671)	(6,859)	(6,688)	(15,157)

Net (decrease) increase from Class 3 transactions	(3,258)	(2,232)	441	(4,047)

Net increase (decrease) in net assets resulting from capital share transactions	334,863	805,489	(29,747)	(164,858)

Total increase (decrease) in net assets	311,279	889,977	(30,824)	(167,401)
Net assets:
Beginning of period	3,476,919	2,586,942	618,414	785,815

End of period	$3,788,198	$3,476,919	$587,590	$618,414

Undistributed (distributions in excess of) net investment income	$36,516	$9,697	$(1,103)	$(14)

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	—	—	—	—
Shares sold	24,869	43,646	1,842	3,858
Shares issued on reinvestment of dividends and distributions	3,704	2,725	—	—
Shares repurchased	(4,448)	(9,893)	(2,045)	(5,740)

Net increase (decrease) in shares outstanding	24,125	36,478	(203)	(1,882)

Class 2:
Shares issued from initial capitalization	—	—	—	—
Shares sold	6,481	33,195	10,029	19,889
Shares issued on reinvestment of dividends and distributions	4,155	3,427	—	—
Shares repurchased	(7,923)	(8,930)	(12,501)	(32,228)

Net increase (decrease) in shares outstanding	2,713	27,692	(2,472)	(12,339)

Class 3:
Shares sold	65	318	629	978
Shares issued on reinvestment of dividends and distributions	47	48	—	—
Shares repurchased	(371)	(542)	(590)	(1,334)

Net (decrease) increase in shares outstanding	(259)	(176)	39	(356)

[1]	Unaudited.
[2]	For the period May 2, 2011, commencement of operations, through June 30, 2011.
[3]	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

Notes to financial statements	unaudited

1. Organization
American Funds Insurance Series (the “Series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 18 different funds (the “funds”). In 2009, shareholders approved a proposal to reorganize the Series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in 2011 or 2012; however, the Series reserves the right to delay the implementation.

The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives and the principal strategies the funds use to achieve these objectives are as follows:

Global Discovery Fund — Seeks long-term growth of capital by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy.

Global Growth Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

Global Small Capitalization Fund — Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

Growth Fund — Seeks to invest in a wide range of companies that appear to offer superior opportunities for growth of capital.

International Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

New World Fund — Seeks long-term capital appreciation by investing in common stocks and bonds with significant exposure to countries that have developing economies and/or markets.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through investments in quality common stocks.

Global Growth and Income Fund — Seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

Growth-Income Fund — Seeks long-term growth of capital and income by investing in common stocks or other securities of companies located in the U.S. and around the world.

International Growth and Income Fund — Seeks to provide long-term growth of capital and current income by investing primarily in the stocks of larger, well-established companies outside the U.S., including countries that have developing economies and/or markets.

Asset Allocation Fund — Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing primarily in common stocks and fixed-income securities.

Global Balanced Fund — Seeks long-term growth of capital, conservation of principal and current income by investing in equity and debt securities around the world.

Bond Fund — Seeks a high level of current income as is consistent with preservation of capital by investing primarily in bonds.

Global Bond Fund — Seeks a high level of total return consistent with prudent investment management by investing primarily in a global portfolio of investment-grade bonds.

High-Income Bond Fund — Seeks a high level of current income and, secondarily, capital appreciation through a diversified portfolio consisting primarily of lower rated, higher risk corporate bonds.

Mortgage Fund — Seeks to provide current income and preservation of capital by investing primarily in mortgage-related securities.

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital by investing primarily in securities guaranteed or sponsored by the U.S. government and the highest quality corporate bonds.

Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

Each fund in the Series offers two or three share classes (Classes 1, 2 and 3). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2. Significant accounting policies
The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Mortgage dollar rolls — The funds may enter into mortgage dollar roll transactions in which a fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — The funds may enter into loan transactions in which a fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

3. Valuation
The funds’ investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The funds generally determine the net asset values of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

American Funds Insurance Series

Methods and inputs — The funds use the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time, or relevant local time for securities trading outside U.S. time zones, from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All

Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities

Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

American Funds Insurance Series

Classifications — The funds classify their assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2011, and reconcile the valuation of the funds’ Level 3 investment securities and related transactions, if any, during the six months ended June 30, 2011 (dollars in thousands):

Global Discovery Fund
Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Information technology	$52,758	$9,893	*	$—	$62,651
Health care	40,322	1,970	*	—	42,292
Financials	12,497	23,068	*	—	35,565
Consumer discretionary	25,728	8,788	*	—	34,516
Industrials	10,213	7,041	*	—	17,254
Utilities	—	10,773	*	—	10,773
Telecommunication services	4,163	1,765	*	—	5,928
Materials	1,813	2,540*		—	4,353
Energy	2,333	—		—	2,333
Consumer staples	703	—		—	703
Miscellaneous	8,172	4,994	*	—	13,166
Convertible securities	405	731		5,065	6,201
Short-term securities	—	30,496		—	30,496

Total	$159,107	$102,059		$5,065	$266,231

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $70,832,000 of investment securities were classified as Level 2 instead of Level 1.

Level 3 reconciliation	Beginning value at 1/1/2011	Unrealized appreciation†	Ending value at 6/30/2011

Investment securities	$2,500	$2,565	$5,065

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2011 (dollars in thousands)†:			$2,565

† Net unrealized appreciation is included in the related amounts on investments in the statement of operations.

Global Growth Fund
Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Consumer discretionary	$549,798	$429,605	*	$1,383	$980,786
Financials	290,685	570,747	*	—	861,432
Health care	355,406	293,476	*	—	648,882
Information technology	440,619	177,782	*	—	618,401
Consumer staples	153,207	413,515	*	—	566,722
Industrials	284,973	228,966	*	—	513,939
Energy	255,354	180,508	*	—	435,862
Materials	193,633	103,449	*	—	297,082
Telecommunication services	106,683	138,595	*	—	245,278
Utilities	—	90,708	*	—	90,708
Miscellaneous	27,771	72,295	*	—	100,066
Short-term securities	—	260,483		—	260,483

Total	$2,658,129	$2,960,129		$1,383	$5,619,641

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $2,699,646,000 of investment securities were classified as Level 2 instead of Level 1.

American Funds Insurance Series

Level 3 reconciliation	Beginning value at 1/1/2011	Unrealized appreciation†	Ending value at 6/30/2011

Investment securities	$1,342	$41	$1,383

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2011 (dollars in thousands)†:			$41

†Net unrealized appreciation is included in the related amounts on investments in the statement of operations.

Global Small Capitalization Fund
Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Consumer discretionary	$266,954	$433,958	[1]	$33	$700,945
Industrials	167,786	407,344	[1]	138	575,268
Information technology	270,902	278,696	[1]	329	549,927
Health care	312,016	80,841	[1]	—	392,857
Materials	70,995	297,430	[1]	6,661	375,086
Energy	208,823	101,284	[1]	—	310,107
Financials	144,414	106,676	[1]	2,559	253,649
Utilities	6,634	116,899	[1]	—	123,533
Consumer staples	15,939	50,966	[1]	2,472	69,377
Telecommunication services	53,162	6,171	[1]	—	59,333
Miscellaneous	103,024	92,295	[1]	—	195,319
Preferred securities	2,916	—		—	2,916
Rights & warrants	1,321	750		—	2,071
Convertible securities	1,620	9,480		1,584	12,684
Short-term securities	—	343,757		—	343,757

Total	$1,626,506	$2,326,547		$13,776	$3,966,829

[1]

Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,965,563,000 of investment securities were classified as Level 2 instead of Level 1.

Level 3 reconciliation	Beginning value at 1/1/2011	Transfers into Level 3[2]	Purchases	Sales	Net realized gain[3]	Unrealized depreciation[3]	Ending value at 6/30/2011

Investment securities	$5,570	$12,625	$2,494	$(2)	$1	$(6,912)	$13,776

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2011 (dollars in thousands)[3]:							$(6,912)

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized gain and unrealized depreciation are included in the related amounts on investments in the statement of operations.

American Funds Insurance Series

Growth Fund
Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Consumer discretionary	$4,646,712	$773,835	[1]	$—	$5,420,547
Information technology	3,715,194	226,478	[1]	—	3,941,672
Energy	3,778,629	69,221	[1]	61,825	3,909,675
Financials	3,434,776	397,438	[1]	34,775	3,866,989
Health care	2,592,778	269,047	[1]	25,587	2,887,412
Materials	2,025,073	462,895	[1]	—	2,487,968
Industrials	2,076,388	345,112	[1]	—	2,421,500
Consumer staples	774,954	204,555	[1]	—	979,509
Telecommunication services	367,905	124,987	[1]	—	492,892
Utilities	80,667	—		25,646	106,313
Miscellaneous	130,818	122,176	[1]	—	252,994
Preferred securities	—	—		8,500	8,500
Convertible securities	—	—		81,038	81,038
Short-term securities	—	1,143,452		—	1,143,452

Total	$23,623,894	$4,139,196		$237,371	$28,000,461

[1]

Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $2,899,209,000 of investment securities were classified as Level 2 instead of Level 1.

Level 3 reconciliation	Beginning value at 1/1/2011	Transfers into Level 3[2]	Purchases	Sales	Unrealized appreciation[3]	Transfers out of Level 3[2]	Ending value at 6/30/2011

Investment securities	$192,347	$20,612	$69,823	$(15,830)	$54,088	$(83,669)	$237,371

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2011 (dollars in thousands)[3]:							$54,088

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net unrealized appreciation is included in the related amounts on investments in the statement of operations.

International Fund
Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Financials	$176,543	$1,805,122	*	$—	$1,981,665
Industrials	162,887	1,123,958	*	—	1,286,845
Health care	295,210	925,520	*	—	1,220,730
Consumer discretionary	—	1,100,725	*	7,045	1,107,770
Information technology	149,847	838,621	*	—	988,468
Consumer staples	—	892,464	*	—	892,464
Telecommunication services	240,141	613,729	*	—	853,870
Materials	—	593,689	*	—	593,689
Energy	—	535,541	*	—	535,541
Utilities	—	260,345	*	—	260,345
Miscellaneous	—	224,628	*	—	224,628
Preferred securities	—	5,137		—	5,137
Bonds, notes & other debt instruments	—	10,274		—	10,274
Short-term securities	—	299,188		—	299,188

Total	$1,024,628	$9,228,941		$7,045	$10,260,614

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $8,914,342,000 of investment securities were classified as Level 2 instead of Level 1.

Level 3 reconciliation	Beginning value at 1/1/2011	Unrealized appreciation†	Ending value at 6/30/2011

Investment securities	$6,835	$210	$7,045

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2011 (dollars in thousands)†:			$210

†Net unrealized appreciation is included in the related amounts on investments in the statement of operations.

American Funds Insurance Series

New World Fund
Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Consumer staples	$119,108	$290,297	*	—	$409,405
Consumer discretionary	30,644	251,501	*	—	282,145
Financials	41,365	213,948	*	—	255,313
Health care	49,383	153,271	*	—	202,654
Industrials	53,354	143,058	*	—	196,412
Materials	41,292	130,499	*	—	171,791
Information technology	57,784	112,926	*	—	170,710
Energy	60,075	98,524	*	—	158,599
Telecommunication services	50,240	79,327	*	—	129,567
Utilities	—	35,796	*	—	35,796
Miscellaneous	25,899	66,532	*	—	92,431
Rights & warrants	97	63		—	160
Bonds, notes & other debt instruments	—	227,178		—	227,178
Short-term securities	—	209,926		—	209,926

Total	$529,241	$2,012,846		—	$2,542,087

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,572,035,000 of investment securities were classified as Level 2 instead of Level 1.

Blue Chip Income and Growth Fund
Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Common stocks:
Information technology	$927,767	$—	—	$927,767
Industrials	597,873	—	—	597,873
Consumer staples	492,257	—	—	492,257
Financials	461,180	—	—	461,180
Health care	438,497	—	—	438,497
Energy	425,756	—	—	425,756
Consumer discretionary	423,332	—	—	423,332
Telecommunication services	233,882	—	—	233,882
Utilities	80,575	—	—	80,575
Materials	66,312	—	—	66,312
Miscellaneous	92,164	—	—	92,164
Convertible securities	45,816	—	—	45,816
Short-term securities	—	270,926	—	270,926

Total	$4,285,411	$270,926	—	$4,556,337

American Funds Insurance Series

Global Growth and Income Fund
Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Financials	$140,505	$251,144	*	$1,353	$393,002
Consumer discretionary	246,455	62,080	*	—	308,535
Industrials	166,571	103,166	*	—	269,737
Materials	176,681	43,002	*	—	219,683
Consumer staples	79,676	128,718	*	—	208,394
Telecommunication services	84,313	118,469	*	—	202,782
Information technology	112,384	85,946	*	—	198,330
Health care	86,038	65,276	*	—	151,314
Energy	78,555	53,077	*	—	131,632
Utilities	3,804	76,523	*	—	80,327
Convertible securities	—	16,266		832	17,098
Bonds, notes & other debt instruments	—	27,440		—	27,440
Short-term securities	—	68,982		—	68,982

Total	$1,174,982	$1,100,089		$2,185	$2,277,256

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $987,401,000 of investment securities were classified as Level 2 instead of Level 1.

Level 3 reconciliation	Beginning value at 1/1/2011	Purchases	Unrealized depreciation†	Ending value at 6/30/2011

Investment securities	$2,789	$9	$(613)	$2,185

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2011 (dollars in thousands)†:				$(613)

† Net unrealized depreciation is included in the related amounts on investments in the statement of operations.

Growth-Income Fund
Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Information technology	$4,922,187	$192,801	*	—	$5,114,988
Consumer discretionary	3,310,961	147,251	*	—	3,458,212
Industrials	3,341,110	35,362	*	—	3,376,472
Energy	2,269,316	284,701	*	—	2,554,017
Health care	2,282,085	72,549	*	—	2,354,634
Consumer staples	1,888,041	151,585	*	—	2,039,626
Financials	1,727,855	24,502	*	—	1,752,357
Materials	901,435	227,403	*	—	1,128,838
Telecommunication services	898,508	39,198	*	—	937,706
Utilities	302,134	95,396	*	—	397,530
Miscellaneous	282,042	62,468	*	—	344,510
Preferred securities	—	31,307		—	31,307
Rights & warrants	2,821	—		—	2,821
Convertible securities	66,082	12,803		—	78,885
Short-term securities	—	1,501,010		—	1,501,010

Total	$22,194,577	$2,878,336		—	$25,072,913

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,333,216,000 of investment securities were classified as Level 2 instead of Level 1.

American Funds Insurance Series

International Growth and Income Fund
Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Financials	$3,548	$32,763	*	—	$36,311
Industrials	4,950	29,178	*	—	34,128
Consumer discretionary	3,783	25,982	*	—	29,765
Consumer staples	7,548	18,895	*	—	26,443
Telecommunication services	6,209	19,798	*	—	26,007
Information technology	1,361	21,413	*	—	22,774
Utilities	—	18,526	*	—	18,526
Materials	—	15,879	*	—	15,879
Health care	3,537	5,767	*	—	9,304
Energy	—	9,066	*	—	9,066
Preferred securities	—	253		—	253
Bonds, notes & other debt instruments	—	3,645		—	3,645
Short-term securities	—	12,399		—	12,399

Total	$30,936	$213,564		—	$244,500

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $197,267,000 of investment securities were classified as Level 2 instead of Level 1.

Asset Allocation Fund
Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Information technology	$1,219,279	$—		$—	$1,219,279
Financials	1,026,326	132,006	[1]	—	1,158,332
Health care	1,100,581	—		—	1,100,581
Consumer discretionary	981,152	42,103	[1]	—	1,023,255
Materials	775,138	208,403	[1]	—	983,541
Energy	871,071	—		—	871,071
Industrials	804,009	—		48	804,057
Consumer staples	530,742	9,666	[1]	—	540,408
Telecommunication services	222,438	—		—	222,438
Utilities	108,737	—		—	108,737
Miscellaneous	219,146	322,215	[1]	—	541,361
Preferred securities	4,154	—		—	4,154
Rights & warrants	—	1,032		—	1,032
Convertible securities	—	4,185		—	4,185
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	905,426		14,103	919,529
Bonds & notes of U.S. government & government agencies	—	760,107		—	760,107
Mortgage-backed obligations	—	742,092		1,564	743,656
Asset-backed obligations	—	13,387		—	13,387
Bonds & notes of governments outside the U.S.	—	10,491		—	10,491
Short-term securities	—	576,642		—	576,642

Total	$7,862,773	$3,727,755		$15,715	$11,606,243

[1]

Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $714,393,000 of investment securities were classified as Level 2 instead of Level 1.

Level 3 reconciliation	Beginning value at 1/1/2011	Transfers into Level 3[2]	Purchases	Sales	Net realized loss[3]	Unrealized appreciation[3]	Transfers out of Level 3[2]	Ending value at 6/30/2011

Investment securities	$7,162	$614	$9,101	$(1,111)	$(537)	$532	$(46)	$15,715

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2011 (dollars in thousands)[3]:								$(501)

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized loss and unrealized appreciation (depreciation) are included in the related amounts on investments in the statement of operations.

American Funds Insurance Series

Global Balanced Fund
Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Industrials	$1,195	$1,811	*	—	$3,006
Information technology	1,349	1,195	*	—	2,544
Consumer discretionary	1,626	882	*	—	2,508
Financials	962	1,443	*	—	2,405
Consumer staples	860	1,484	*	—	2,344
Health care	1,425	566	*	—	1,991
Telecommunication services	972	966	*	—	1,938
Energy	1,232	670	*	—	1,902
Materials	1,101	573	*	—	1,674
Utilities	—	798	*	—	798
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	7,556		—	7,556
Corporate bonds & notes	—	3,122		—	3,122
Bonds & notes of U.S. government	—	1,670		—	1,670
Mortgage-backed obligations	—	1,544		—	1,544
Short-term securities	—	10,238		—	10,238

Total	$10,722	$34,518		—	$45,240

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $10,388,000 of investment securities were classified as Level 2 instead of Level 1.

Forward currency contracts†:	Level 1	Level 2	Level 3	Total

Unrealized appreciation on open forward currency contracts	—	$2	—	$2
Unrealized depreciation on open forward currency contracts	—	(7)	—	(7)

Total	—	$(5)	—	$(5)

†	Forward currency contracts are not included in the investment portfolio.

Bond Fund
Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$3,491,224	$2,051	$3,493,275
Bonds & notes of U.S. government & government agencies	—	3,079,432	—	3,079,432
Corporate bonds & notes	—	904,863	—	904,863
Bonds & notes of governments & government agencies outside the U.S.	—	682,520	—	682,520
Other	—	1,576,854	3,081	1,579,935
Preferred securities	1,035	27,128	—	28,163
Common stocks	—	1	800	801
Rights & warrants	—	278	—	278
Short-term securities	—	1,065,063	—	1,065,063

Total	$1,035	$10,827,363	$5,932	$10,834,330

Forward currency contracts[1]:	Level 1	Level 2	Level 3	Total

Unrealized appreciation on open forward currency contracts	—	$161	—	$161
Unrealized depreciation on open forward currency contracts	—	(3,536)	—	(3,536)

Total	—	$(3,375)	—	$(3,375)

[1]	Forward currency contracts are not included in the investment portfolio.

Level 3 reconciliation	Beginning value at 1/1/2011	Transfers into Level 3[2]	Purchases	Sales	Net realized loss[3]	Unrealized depreciation[3]	Transfers out of Level 3[2]	Ending value at 6/30/2011

Investment securities	$2,934	$1,781	$3,050	$(1,671)	$(30)	$(46)	$(86)	$5,932

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2011 (dollars in thousands)[3]:								$34

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized loss and unrealized appreciation (depreciation) are included in the related amounts on investments in the statement of operations.

American Funds Insurance Series

Global Bond Fund
Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Bonds, notes & other debt instruments:
Euros	$—	$476,890	$—	$476,890
Japanese yen	—	191,319	—	191,319
South Korean won	—	83,378	—	83,378
Malaysian ringgits	—	76,744	—	76,744
Polish zloty	—	63,551	—	63,551
Mexican pesos	—	48,254	—	48,254
British pounds	—	47,292	—	47,292
Canadian dollars	—	43,331	—	43,331
Swedish kronor	—	32,086	—	32,086
U.S. dollars	—	790,246	1,290	791,536
Other currencies	—	176,395	—	176,395
Preferred securities	549	1,252	—	1,801
Common stocks	197	—	—	197
Rights & warrants	—	9	—	9
Short-term securities	—	120,935	—	120,935

Total	$746	$2,151,682	$1,290	$2,153,718

Forward currency contracts*:	Level 1	Level 2	Level 3	Total

Unrealized appreciation on open forward currency contracts	—	$1,144	—	$1,144
Unrealized depreciation on open forward currency contracts	—	(2,677)	—	(2,677)

Total	—	$(1,533)	—	$(1,533)

*Forward currency contracts are not included in the investment portfolio.

Level 3 reconciliation	Beginning value at 1/1/2011	Purchases	Unrealized appreciation†	Ending value at 6/30/2011

Investment securities	$872	$406	$12	$1,290

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2011 (dollars in thousands)†:				$12

†Net unrealized appreciation is included in the related amounts on investments in the statement of operations.

American Funds Insurance Series

High-Income Bond Fund
Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,808,842	$28,719	$1,837,561
Other	—	10,076	—	10,076
Convertible securities	—	10,670	—	10,670
Preferred securities	2,725	33,888	1,782	38,395
Common stocks	12,679	—	1,442	14,121
Rights & warrants	—	575	—	575
Short-term securities	—	73,601	—	73,601

Total	$15,404	$1,937,652	$31,943	$1,984,999

Forward currency contracts[1]:	Level 1	Level 2	Level 3	Total

Unrealized appreciation on open forward currency contracts	—	$5	—	$5
Unrealized depreciation on open forward currency contracts	—	(276)	—	(276)

Total	—	$(271)	—	$(271)

[1]	Forward currency contracts are not included in the investment portfolio.

Level 3 reconciliation	Beginning value at 1/1/2011	Transfers into Level 3[2]	Purchases	Sales	Net realized gain[3]	Unrealized depreciation[3]	Transfers out of Level 3[2]	Ending value at 6/30/2011

Investment securities	$15,440	$39	$17,590	$(288)	$5	$(741)	$(102)	$31,943

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2011 (dollars in thousands)[3]:								$(728)

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized gain and unrealized depreciation are included in the related amounts on investments in the statement of operations.

Mortgage Fund

At June 30, 2011, all of the fund’s investment securities were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund
Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	$1,589,800	$698	$1,590,498
U.S. Treasury bonds & notes	—	1,160,905	—	1,160,905
Federal agency bonds & notes	—	522,732	—	522,732
Other	—	13,271	—	13,271
Short-term securities	—	763,094	—	763,094

Total	—	$4,049,802	$698	$4,050,500

	Beginning	Transfers		Ending
	value	into		value at
Level 3 reconciliation	at 1/1/2011	Level 3*	Sales	6/30/2011

Investment securities	$—	$736	$(38)	$698

*Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Cash Management Fund

At June 30, 2011, all of the fund’s investment securities were classified as Level 2.

American Funds Insurance Series

4. Risk factors
Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the funds.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the funds may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the funds invests.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country’s currency against the U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the U.S. These risks may be heightened in connection with investments in developing countries.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the funds having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Currency — The prices of, and the income generated by, most debt securities held by the funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the funds’ securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

American Funds Insurance Series

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the funds may have to reinvest the prepaid principal in lower yielding securities, thus reducing the funds’ income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the funds to invest the principal in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The funds may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. government.

Investing in money market securities — The value and liquidity of the securities held by the funds may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.

Concentration — The funds may be subject to additional risks because they invest in a more limited group of sectors and industries than the broad market.

Asset allocation — The funds’ percentage allocation to equity securities, debt securities and money market instruments could cause the funds to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Non-diversification — As non-diversified funds, the funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding would adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions
Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2011, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

American Funds Insurance Series

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2007. International Growth and Income Fund is not subject to examination by U.S. federal tax authorities for tax years before 2008, the year the fund commenced operations. Global Balanced Fund and Mortgage Fund are not subject to examination by U.S. federal tax authorities for tax years before 2011, the year the funds commenced operations.

The funds are not subject to examination by state tax authorities for tax years before 2006. International Growth and Income Fund is not subject to examination by state tax authorities for tax years before 2008, the year the fund commenced operations. Global Balanced Fund and Mortgage Fund are not subject to examination by state tax authorities for tax years before 2011, the year the funds commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, International Fund and New World Fund for tax years before 2004; Growth Fund for tax years before 2005; Global Growth and Income Fund for tax years before 2007; and Growth-Income Fund for the tax years before 2010. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to taxes in those countries. The funds record a liability based on unrealized gains to provide for potential taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and currency gains and distributions from short-term net realized gains, shown on the accompanying financial statements, are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains on the accompanying financial statements are considered long-term capital gain distributions for tax purposes.

As indicated in the tables on the following pages, 12 funds had capital loss carryforwards available at December 31, 2010. These will be used to offset any capital gains realized by the funds in future years through the expiration dates. Those funds will not make distributions from capital gains while capital loss carryforwards remain.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The components of distributable earnings on a tax basis are reported as of December 31, 2010, the funds’ most recent year-end. Tax basis unrealized appreciation (depreciation) and cost of investment securities are reported as of June 30, 2011.

American Funds Insurance Series

Additional tax basis disclosures are as follows:

				(dollars in thousands)

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund

As of December 31, 2010:
Undistributed ordinary income	$187	$17,119	$48,757	$83,082	$28,328	$13,408
Post-October currency loss deferrals (realized during the period November 1, 2010, through December 31, 2010)*	—	(444)	(236)	(685)	(4,442)	(35)
Capital loss carryforwards:
Expiring 2016	—	(109,173)	—	(1,280,904)	—	—
Expiring 2017	(25,887)	(752,750)	(420,553)	(3,348,190)	(1,185,778)	(121,926)
Expiring 2018	—	—	—	(12,099)	(84,503)	—
	$(25,887)	$(861,923)	$(420,553)	$(4,641,193)	$(1,270,281)	$(121,926)

As of June 30, 2011:
Gross unrealized appreciation on investment securities	$50,458	$1,538,535	$1,040,032	$8,853,034	$2,381,583	$681,858
Gross unrealized depreciation on investment securities	(10,025)	(96,835)	(278,218)	(619,227)	(347,226)	(51,898)
Net unrealized appreciation on investment securities	$40,433	$1,441,700	$761,814	$8,233,807	$2,034,357	$629,960
Cost of investment securities	$225,798	$4,177,941	$3,205,015	$19,766,654	$8,226,257	$1,912,127

				(dollars in thousands)

	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund†

As of December 31, 2010:
Undistributed ordinary income	$12,817	$13,034	$73,924	$512	$44,144	—
Post-October currency loss deferrals (realized during the period November 1, 2010, through December 31, 2010)*	—	(230)	—	—	—	—
Undistributed long-term capital gain	—	—	—	1,294	—	—
Post-October capital loss deferrals (realized during the period November 1, 2010, through December 31, 2010)*	—	(6,282)	—	—	—	—
Capital loss carryforwards:
Expiring 2016	(234,455)	(116,550)	(691,368)	—	(400,076)	—
Expiring 2017	(495,895)	(526,741)	(2,423,213)	—	(649,787)	—
Expiring 2018	—	(298)	(1,026,621)	—	(36,541)	—

	$(730,350)	$(643,589)	$(4,141,202)	—	$(1,086,404)	—

As of June 30, 2011:
Gross unrealized appreciation on investment securities	$855,956	$432,798	$6,396,273	$32,737	$2,146,130	$180
Gross unrealized depreciation on investment securities	(204,120)	(129,399)	(795,433)	(9,185)	(116,100)	(1,000)

Net unrealized appreciation (depreciation) on investment securities	$651,836	$303,399	$5,600,840	$23,552	$2,030,030	$(820)

Cost of investment securities	$3,904,501	$1,973,857	$19,472,073	$220,948	$9,576,213	$46,060

See end of table for footnotes.

American Funds Insurance Series

				(dollars in thousands)

	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund†	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund

As of December 31, 2010:
Undistributed ordinary income	$48,666	$10,948	$25,096	—	$65,549	—
Post-October currency loss deferrals (realized during the period November 1, 2010, through December 31, 2010)*	—	(274)	—	—	—	—
Undistributed long-term capital gain	—	10,148	—	—	33,152	—
Post-October capital loss deferrals (realized during the period November 1, 2010, through December 31, 2010)*	—	(4,155)	—	—	—	—
Capital loss carryforwards:
Expiring 2011	—	—	(35,517)	—	—	—
Expiring 2016	—	—	(47,291)	—	—	—
Expiring 2017	(313,418)	—	(113,685)	—	—	—

	$(313,418)	—	$(196,493)	—	—	—

As of June 30, 2011:
Gross unrealized appreciation on investment securities	$326,829	$122,733	$122,380	$1	$68,560	$25
Gross unrealized depreciation on investment securities	(32,690)	(7,421)	(18,519)	(55)	(12,080)	(1)

Net unrealized appreciation (depreciation) on investment securities	$294,139	$115,312	$103,861	$(54)	$56,480	$24

Cost of investment securities	$10,540,191	$2,038,406	$1,881,138	$40,071	$3,994,020	$591,640

* These deferrals are considered incurred in the subsequent year.
† For the period May 2, 2011, commencement of operations, through June 30, 2011.

6. Fees and transactions with related parties
Capital Research and Management Company (“CRMC”), the Series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the Series’ shares, and American Funds Service Company® (“AFS”), the Series’ transfer agent.

Investment advisory services — The aggregate fee of $211,306,000 for management services was incurred by the Series pursuant to an agreement with CRMC. The Investment Advisory and Service Agreement provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.

American Funds Insurance Series

The range of rates and asset levels and the current annualized rates of average net assets for each fund are as follows:

	Rates		Net asset level (in billions)		Annualized rates for

Fund	Beginning with	Ending with	Up to	In excess of	the six months ended June 30, 2011

Global Discovery Fund	.580%	.440%	$.5	$1.0	.58%
Global Growth Fund	.690	.460	.6	5.0	.52
Global Small Capitalization Fund	.800	.635	.6	5.0	.70
Growth Fund	.500	.280	.6	34.0	.32
International Fund	.690	.430	.5	21.0	.49
New World Fund	.850	.620	.5	2.5	.73
Blue Chip Income and Growth Fund	.500	.370	.6	4.0	.41
Global Growth and Income Fund	.690	.480	.6	3.0	.58
Growth-Income Fund	.500	.219	.6	34.0	.27
International Growth and Income Fund	.690	.530	.5	1.0	.69
Asset Allocation Fund	.500	.250	.6	8.0	.29
Global Balanced Fund	.660	.510	.5	1.0	.66 *
Bond Fund	.480	.330	.6	8.0	.36
Global Bond Fund	.570	.500	1.0	1.0	.54
High-Income Bond Fund	.500	.420	.6	2.0	.46
Mortgage Fund	.420	.290	.6	3.0	.42 *
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.33
Cash Management Fund	.320	.270	1.0	2.0	.32

*Annualized rates based on activity during the period May 2, 2011, commencement of operations, through June 30, 2011.

American Funds Insurance Series

Distribution services — The Series has plans of distribution for Class 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the Series. During the six months ended June 30, 2011, distribution expenses under the plans for the Series aggregated $91,336,000 for Class 2 and $543,000 for Class 3. Class 1 shares have not adopted a plan of distribution.

Transfer agent services — The aggregate fee of $2,000 was incurred during the six months ended June 30, 2011, pursuant to an agreement with AFS. Under this agreement, the Series compensates AFS for transfer agent services, including shareholder recordkeeping, communications and transaction processing.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows:

	(dollars in thousands)

Fund	Current fees	Increase in value of deferred amounts

Global Discovery Fund	$1	$—	*
Global Growth Fund	21	2
Global Small Capitalization Fund	16	1
Growth Fund	108	34
International Fund	39	15
New World Fund	9	1
Blue Chip Income and Growth Fund	17	1
Global Growth and Income Fund	9	—	*
Growth-Income Fund	100	40
International Growth and Income Fund	1	—	*
Asset Allocation Fund	42	10
Global Balanced Fund	—	—
Bond Fund	40	3
Global Bond Fund	7	—	*
High-Income Bond Fund	8	4
Mortgage Fund	—	—
U.S. Government/AAA-Rated Securities Fund	14	4
Cash Management Fund	2	2
*Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the Series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the Series.

American Funds Insurance Series

7. Investment transactions and other disclosures
The following tables present additional information for the six months ended June 30, 2011:

				(dollars in thousands)

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund

Purchases of investment securities[1]	$49,264	$800,191	$934,688	$2,859,411	$1,100,804	$321,816
Sales of investment securities[1]	52,415	955,815	861,386	4,222,517	1,291,108	246,382
Non-U.S. taxes paid on dividend income	122	6,012	1,498	5,669	19,347	2,336
Non-U.S. taxes paid on interest income	—	—	1	—	1	52
Non-U.S. taxes paid (refunded) on realized gains	—	—	10	—	(136)	133
Non-U.S. taxes provided on unrealized gains as of June 30, 2011	—	—	—	70	2,405	148
Dividends from affiliated issuers	—	—	249	1,157	—	—
Net realized loss from affiliated issuers	—	—	(3,547)	(2,864)	—	—

				(dollars in thousands)

	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund[2]

Purchases of investment securities[1]	$686,919	$389,400	$2,464,427	$70,578	$2,165,756	$35,944
Sales of investment securities[1]	627,824	413,180	3,988,796	37,313	2,364,741	1,748
Non-U.S. taxes paid on dividend income	613	3,169	4,616	422	1,453	15
Non-U.S. taxes paid on interest income	—	—	—	—	—	1
Non-U.S. taxes paid on realized gains	—	—	—[3]	16	—	—
Non-U.S. taxes provided on unrealized gains as of June 30, 2011	—	—	—	8	—	—
Dividends from affiliated issuers	—	329	—	—	—	—

				(dollars in thousands)

	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund[2]	U.S. Government/ AAA-Rated Securities Fund

Purchases of investment securities[1]	$4,905,543	$876,637	$665,811	$41,001	$2,193,456
Sales of investment securities[1]	4,311,131	599,919	566,713	23,499	1,903,020
Non-U.S. taxes paid on interest income	9	154	—[3]	—	—

[1]	Excludes short-term securities and U.S. government obligations, if any.
[2]	For the period May 2, 2011, commencement of operations, through June 30, 2011.
[3]	Amount less than one thousand.

8. Forward currency contracts
The funds may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The funds enter into these contracts to manage their exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

American Funds Insurance Series

On a daily basis, the funds value forward currency contracts based on the applicable exchange rate and record unrealized appreciation or depreciation for open forward currency contracts in the statement of assets and liabilities. The funds record realized gains or losses at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of June 30, 2011, Global Balanced Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase or sell currencies, as shown on the following tables. As of June 30, 2011, New World Fund and International Growth and Income Fund did not have any open forward currency contracts. The open forward currency contracts shown are generally indicative of the level of activity in each fund, except Global Bond Fund, over the prior 12-month period. The average notional amount of open forward currency contracts for Global Bond Fund was $227,026,000 over the prior 12-month period.

					(amounts in thousands)
			Contract amount

	Settlement date	Counterparty	Receive	Deliver	Unrealized (depreciation) appreciation at 6/30/2011

Global Balanced Fund
Purchases:
Japanese yen	7/13/2011	Barclays Bank PLC	¥6,934	$87	$(1)

Sales:
Euros	7/13/2011	UBS AG	¥5,818	€50	$— *
Euros	7/13/2011	UBS AG	¥17,640	€150	2
Euros	7/20/2011	JPMorgan Chase	$211	€150	(6)

					$(4)

Forward currency contracts — net					$(5)

Bond Fund
Sales:
Danish kroner	7/18/2011	UBS AG	$17,281	DKr90,960	$(396)
Danish kroner	7/28/2011	Citibank	$15,863	DKr83,500	(360)
Euros	7/12/2011	JPMorgan Chase	$27,921	€19,150	159
Euros	7/13/2011	HSBC Bank	$11,471	€7,930	1
Euros	7/13/2011	Barclays Bank PLC	$6,772	€4,670	1
Euros	7/13/2011	Barclays Bank PLC	$31,550	€21,940	(256)
Euros	7/14/2011	Barclays Bank PLC	$2,141	€1,482	(7)
Euros	7/18/2011	Bank of New York Mellon	$7,234	€5,000	(14)
Euros	7/18/2011	Barclays Bank PLC	$3,082	€2,130	(5)
Euros	7/27/2011	Barclays Bank PLC	$2,309	€1,625	(45)
Euros	7/27/2011	UBS AG	$23,861	€16,570	(150)
Euros	7/28/2011	UBS AG	$32,449	€22,900	(732)
Euros	7/29/2011	Bank of New York Mellon	$2,696	€1,900	(57)
Malaysian ringgits	7/29/2011	JPMorgan Chase	$17,591	MYR54,000	(252)
South Korean won	7/29/2011	JPMorgan Chase	$60,944	KRW66,344,000	(1,081)
Swedish kronor	7/29/2011	Barclays Bank PLC	$9,189	SKr59,368	(181)

					$(3,375)

See end of table for footnote.

American Funds Insurance Series

(amounts in thousands)

				Contract amount

	Settlement date	Counterparty		Receive	Deliver	Unrealized appreciation (depreciation) at 6/30/2011

Global Bond Fund
Purchases:
Australian dollars	7/27/2011	UBS AG	$	A8,908	$9,298	$222
Australian dollars	7/29/2011	Barclays Bank PLC	$	A2,333	$2,427	66
Japanese yen	7/15/2011	JPMorgan Chase		¥863,583	$10,765	(37)
Japanese yen	7/19/2011	Bank of New York Mellon		¥2,444,871	$30,221	151
Japanese yen	7/20/2011	HSBC Bank		¥2,110,554	$26,137	66
Japanese yen	7/27/2011	UBS AG		¥1,381,743	$17,143	23
Japanese yen	7/29/2011	Barclays Bank PLC		¥1,049,507	$12,973	66
Japanese yen	7/29/2011	Citibank		¥1,001,752	$12,339	106
Singapore dollars	7/27/2011	UBS AG	$	S18,062	$14,586	119

						$782

Sales:
British pounds	7/27/2011	UBS AG		€7,508	£6,660	$195
Danish kroner	7/28/2011	Citibank		$12,824	DKr67,500	(291)
Euros	7/8/2011	HSBC Bank		$729	€500	4
Euros	7/8/2011	Citibank		¥508,646	€4,360	(3)
Euros	7/12/2011	JPMorgan Chase		$13,246	€9,085	75
Euros	7/13/2011	Barclays Bank PLC		$6,398	€4,380	48
Euros	7/13/2011	Citibank		$4,519	€3,130	(19)
Euros	7/13/2011	Barclays Bank PLC		$12,194	€8,410	3
Euros	7/13/2011	HSBC Bank		$4,318	€2,990	—*
Euros	7/18/2011	JPMorgan Chase		$26,616	€18,400	(54)
Euros	7/18/2011	Barclays Bank PLC		$2,503	€1,730	(4)
Euros	7/18/2011	HSBC Bank		$1,302	€900	(2)
Euros	7/21/2011	Barclays Bank PLC		$12,495	€8,750	(187)
Euros	7/22/2011	Barclays Bank PLC		$9,074	€6,350	(129)
Euros	7/22/2011	HSBC Bank		$8,616	€6,025	(116)
Euros	7/22/2011	JPMorgan Chase		$15,730	€11,000	(212)
Euros	7/27/2011	Barclays Bank PLC		$2,522	€1,775	(50)
Euros	7/27/2011	JPMorgan Chase		$33,994	€24,000	(783)
Euros	7/27/2011	UBS AG		$6,235	€4,330	(39)
Malaysian ringgits	7/29/2011	JPMorgan Chase		$21,826	MYR67,000	(313)
South Korean won	7/19/2011	JPMorgan Chase		¥1,256,365	KRW16,900,000	(202)
South Korean won	7/29/2011	JPMorgan Chase		$13,284	KRW14,461,000	(236)

						$(2,315)

Forward currency contracts — net						$(1,533)

High-Income Bond Fund
Sales:
Euros	7/8/2011	HSBC Bank		$729	€500	$5
Euros	7/18/2011	Bank of New York Mellon		$4,340	€3,000	(8)
Euros	7/27/2011	JPMorgan Chase		$11,615	€8,200	(268)

						$(271)

*Amount less than one thousand.

American Funds Insurance Series

Financial highlights1

		Income (loss) from investment operations[2]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[3]		Ratio of net income to average net assets[3]

Global Discovery Fund
Class 1
6/30/11[4]	$12.28	$.05	$.65	$.70	$(.01)	$—	$(.01)	$12.97	5.70%	$34.60%[5]			.60%[5]		.74%[5]
12/31/10	11.20	.10	1.07	1.17	(.09)	—	(.09)	12.28	10.43	31.61			.61		.87
12/31/09	7.45	.05	3.78	3.83	(.08)	—	(.08)	11.20	51.49	31.61			.61		.59
12/31/08	14.09	.15	(6.37)	(6.22)	(.12)	(.30)	(.42)	7.45	(45.02)	18.60			.55		1.33
12/31/07	13.05	.17	2.07	2.24	(.16)	(1.04)	(1.20)	14.09	17.55	35.60			.54		1.25
12/31/06	11.63	.15	1.89	2.04	(.13)	(.49)	(.62)	13.05	17.66	28.62			.56		1.19
Class 2
6/30/11[4]	12.22	.03	.65	.68	(.01)	—	(.01)	12.89	5.64	234	85	[5]	.85	[5]	.49	[5]
12/31/10	11.15	.07	1.06	1.13	(.06)	—	(.06)	12.22	10.14	217.86			.86		.62
12/31/09	7.43	.03	3.74	3.77	(.05)	—	(.05)	11.15	50.91	192.86			.86		.36
12/31/08	14.02	.12	(6.32)	(6.20)	(.09)	(.30)	(.39)	7.43	(45.09)	131.85			.80		1.08
12/31/07	13.00	.14	2.05	2.19	(.13)	(1.04)	(1.17)	14.02	17.22	240.85			.79		.98
12/31/06	11.59	.11	1.89	2.00	(.10)	(.49)	(.59)	13.00	17.41	151.87			.81		.94

Global Growth Fund
Class 1
6/30/11[4]	$21.61	$.21	$.92	$1.13	$(.08)	$—	$(.08)	$22.66	5.23%	$1,383.54%[5]			.54%[5]		1.85%[5]
12/31/10	19.61	.30	2.04	2.34	(.34)	—	(.34)	21.61	12.04	1,227.56			.56		1.54
12/31/09	13.96	.26	5.67	5.93	(.28)	—	(.28)	19.61	42.58	1,037.56			.56		1.59
12/31/08	25.15	.47	(9.50)	(9.03)	(.41)	(1.75)	(2.16)	13.96	(38.23)	675.55			.50		2.37
12/31/07	23.44	.51	2.98	3.49	(.76)	(1.02)	(1.78)	25.15	15.16	684.55			.50		2.06
12/31/06	19.63	.41	3.62	4.03	(.22)	—	(.22)	23.44	20.73	278.58			.53		1.95
Class 2
6/30/11[4]	21.48	.17	.93	1.10	(.07)	—	(.07)	22.51	5.12	4,257.79		[5]	.79	[5]	1.57	[5]
12/31/10	19.50	.25	2.03	2.28	(.30)	—	(.30)	21.48	11.75	4,308.81			.81		1.30
12/31/09	13.88	.22	5.64	5.86	(.24)	—	(.24)	19.50	42.30	4,100.82			.82		1.36
12/31/08	25.00	.42	(9.43)	(9.01)	(.36)	(1.75)	(2.11)	13.88	(38.39)	3,198.80			.75		2.12
12/31/07	23.29	.45	2.95	3.40	(.67)	(1.02)	(1.69)	25.00	14.85	5,180.80			.75		1.84
12/31/06	19.52	.36	3.59	3.95	(.18)	—	(.18)	23.29	20.43	4,015.83			.78		1.71

Global Small Capitalization Fund
Class 1
6/30/11[4]	$21.67	$.05	$.08	$.13	$(.27)	$—	$(.27)	$21.53	.66%	$885.73%[5]			.73%[5]		.50%[5]
12/31/10	18.00	.13	3.91	4.04	(.37)	—	(.37)	21.67	22.76	818.75			.75		.69
12/31/09	11.18	.09	6.80	6.89	(.07)	—	(.07)	18.00	61.63	604.76			.76		.61
12/31/08	27.20	.19	(13.33)	(13.14)	—	(2.88)	(2.88)	11.18	(53.39)	306.74			.67		1.01
12/31/07	24.87	.12	5.27	5.39	(.90)	(2.16)	(3.06)	27.20	21.73	369.73			.66		.45
12/31/06	21.29	.19	4.74	4.93	(.14)	(1.21)	(1.35)	24.87	24.35	247.77			.69		.82
Class 2
6/30/11[4]	21.35	.02	.08	.10	(.26)	—	(.26)	21.19	.53	3,077.98		[5]	.98	[5]	.23	[5]
12/31/10	17.74	.08	3.86	3.94	(.33)	—	(.33)	21.35	22.41	3,189	1.00		1.00		.45
12/31/09	11.03	.05	6.70	6.75	(.04)	—	(.04)	17.74	61.30	2,678	1.01		1.01		.36
12/31/08	26.95	.14	(13.18)	(13.04)	—	(2.88)	(2.88)	11.03	(53.52)	1,748.99			.92		.70
12/31/07	24.64	.05	5.22	5.27	(.80)	(2.16)	(2.96)	26.95	21.43	3,975.98			.91		.20
12/31/06	21.12	.14	4.70	4.84	(.11)	(1.21)	(1.32)	24.64	24.05	2,927	1.02		.94		.61

See end of table for footnotes.

American Funds Insurance Series

		Income (loss) from investment operations[2]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[3]		Ratio of net income to average net assets[3]

Growth Fund
Class 1
6/30/11[4]	$54.78	$.21	$3.13	$3.34	$(.19)	$—	$(.19)	$57.93	6.11%	$8,286.33%[5]			.33%[5]		.72%[5]
12/31/10	46.45	.49	8.32	8.81	(.48)	—	(.48)	54.78	19.01	8,011.34			.34		1.02
12/31/09	33.51	.35	12.94	13.29	(.35)	—	(.35)	46.45	39.74	6,565.35			.35		.91
12/31/08	67.22	.63	(27.52)	(26.89)	(.56)	(6.26)	(6.82)	33.51	(43.83)	4,768.33			.30		1.23
12/31/07	64.51	.68	7.44	8.12	(.68)	(4.73)	(5.41)	67.22	12.64	5,051.33			.30		1.00
12/31/06	59.36	.70	5.46	6.16	(.63)	(.38)	(1.01)	64.51	10.48	3,503.34			.31		1.14
Class 2
6/30/11[4]	54.35	.13	3.10	3.23	(.16)	—	(.16)	57.42	5.99	19,725.58		[5]	.58	[5]	.47	[5]
12/31/10	46.10	.36	8.24	8.60	(.35)	—	(.35)	54.35	18.68	19,896.59			.59		.76
12/31/09	33.27	.25	12.84	13.09	(.26)	—	(.26)	46.10	39.41	18,201.60			.60		.66
12/31/08	66.72	.50	(27.27)	(26.77)	(.42)	(6.26)	(6.68)	33.27	(43.97)	13,383.58			.55		.95
12/31/07	64.08	.50	7.39	7.89	(.52)	(4.73)	(5.25)	66.72	12.35	25,359.58			.55		.74
12/31/06	58.98	.54	5.43	5.97	(.49)	(.38)	(.87)	64.08	10.22	23,122.59			.56		.89
Class 3
6/30/11[4]	54.82	.15	3.13	3.28	(.17)	—	(.17)	57.93	6.02	231.51		[5]	.51	[5]	.54	[5]
12/31/10	46.49	.40	8.31	8.71	(.38)	—	(.38)	54.82	18.76	232.52			.52		.82
12/31/09	33.54	.28	12.95	13.23	(.28)	—	(.28)	46.49	39.51	230.53			.53		.72
12/31/08	67.21	.54	(27.50)	(26.96)	(.45)	(6.26)	(6.71)	33.54	(43.93)	198.51			.48		1.02
12/31/07	64.50	.55	7.45	8.00	(.56)	(4.73)	(5.29)	67.21	12.44	425.51			.48		.81
12/31/06	59.34	.59	5.46	6.05	(.51)	(.38)	(.89)	64.50	10.29	451.52			.49		.95

International Fund
Class 1
6/30/11[4]	$18.05	$.28	$.54	$.82	$(.06)	$—	$(.06)	$18.81	4.54%	$3,808.53%[5]			.53%[5]		3.00%[5]
12/31/10	17.17	.28	.99	1.27	(.39)	—	(.39)	18.05	7.52	3,490.53			.53		1.69
12/31/09	12.22	.24	5.04	5.28	(.25)	(.08)	(.33)	17.17	43.50	2,851.54			.54		1.70
12/31/08	24.81	.43	(9.88)	(9.45)	(.40)	(2.74)	(3.14)	12.22	(42.01)	1,864.52			.48		2.42
12/31/07	22.01	.43	3.95	4.38	(.41)	(1.17)	(1.58)	24.81	20.30	1,708.52			.47		1.82
12/31/06	18.96	.41	3.21	3.62	(.38)	(.19)	(.57)	22.01	19.33	1,648.54			.49		1.99
Class 2
6/30/11[4]	17.98	.25	.55	.80	(.05)	—	(.05)	18.73	4.45	6,538.78		[5]	.78	[5]	2.71	[5]
12/31/10	17.11	.24	.98	1.22	(.35)	—	(.35)	17.98	7.23	6,615.78			.78		1.46
12/31/09	12.19	.21	5.01	5.22	(.22)	(.08)	(.30)	17.11	43.07	6,411.79			.79		1.48
12/31/08	24.72	.41	(9.85)	(9.44)	(.35)	(2.74)	(3.09)	12.19	(42.12)	4,901.77			.72		2.16
12/31/07	21.94	.36	3.94	4.30	(.35)	(1.17)	(1.52)	24.72	20.02	9,719.77			.72		1.55
12/31/06	18.92	.35	3.20	3.55	(.34)	(.19)	(.53)	21.94	18.98	7,260.79			.74		1.72
Class 3
6/30/11[4]	18.05	.26	.55	.81	(.05)	—	(.05)	18.81	4.50	59.71		[5]	.71	[5]	2.77	[5]
12/31/10	17.18	.26	.97	1.23	(.36)	—	(.36)	18.05	7.26	61.71			.71		1.54
12/31/09	12.23	.22	5.04	5.26	(.23)	(.08)	(.31)	17.18	43.25	68.72			.72		1.54
12/31/08	24.80	.43	(9.90)	(9.47)	(.36)	(2.74)	(3.10)	12.23	(42.10)	57.70			.65		2.25
12/31/07	22.00	.39	3.94	4.33	(.36)	(1.17)	(1.53)	24.80	20.10	123.70			.65		1.64
12/31/06	18.96	.37	3.20	3.57	(.34)	(.19)	(.53)	22.00	19.07	120.72			.67		1.81

American Funds Insurance Series

		Income (loss) from investment operations[2]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[3]		Ratio of net income to average net assets[3]

New World Fund
Class 1
6/30/11[4]	$23.28	$.22	$.05	$.27	$(.13)	$—	$(.13)	$23.42	1.18%	$882.78%[5]			.78%[5]		1.93%[5]
12/31/10	20.04	.37	3.25	3.62	(.38)	—	(.38)	23.28	18.20	774.80			.80		1.76
12/31/09	13.57	.34	6.42	6.76	(.29)	—	(.29)	20.04	49.95	500.82			.82		2.02
12/31/08	25.88	.43	(10.68)	(10.25)	(.36)	(1.70)	(2.06)	13.57	(42.20)	253.81			.73		2.18
12/31/07	21.56	.46	6.25	6.71	(.83)	(1.56)	(2.39)	25.88	32.53	261.82			.74		1.92
12/31/06	16.67	.41	4.95	5.36	(.32)	(.15)	(.47)	21.56	32.88	126.88			.80		2.19
Class 2
6/30/11[4]	23.09	.19	.06	.25	(.12)	—	(.12)	23.22	1.10	1,662	1.03	[5]	1.03	[5]	1.64	[5]
12/31/10	19.89	.31	3.22	3.53	(.33)	—	(.33)	23.09	17.87	1,739	1.05		1.05		1.52
12/31/09	13.47	.29	6.38	6.67	(.25)	—	(.25)	19.89	49.65	1,492	1.07		1.07		1.78
12/31/08	25.69	.40	(10.62)	(10.22)	(.30)	(1.70)	(2.00)	13.47	(42.37)	1,044	1.06		.98		1.94
12/31/07	21.40	.40	6.20	6.60	(.75)	(1.56)	(2.31)	25.69	32.21	1,875	1.07		.99		1.69
12/31/06	16.56	.36	4.92	5.28	(.29)	(.15)	(.44)	21.40	32.59	1,175	1.13		1.05		1.93

Blue Chip Income and Growth Fund
Class 1
6/30/11[4]	$9.25	$.10	$.25	$.35	$(.03)	$—	$(.03)	$9.57	3.80%	$921.42%[5]			.42%[5]		2.02%[5]
12/31/10	8.37	.18	.87	1.05	(.17)	—	(.17)	9.25	12.61	674.44			.44		2.10
12/31/09	6.67	.16	1.71	1.87	(.17)	—	(.17)	8.37	28.18	408.44			.44		2.26
12/31/08	11.53	.22	(4.22)	(4.00)	(.21)	(.65)	(.86)	6.67	(36.30)	220.43			.39		2.48
12/31/07	11.97	.24	.07	.31	(.36)	(.39)	(.75)	11.53	2.25	143.42			.38		1.95
12/31/06	10.91	.20	1.63	1.83	(.16)	(.61)	(.77)	11.97	17.73	159.43			.39		1.75
Class 2
6/30/11[4]	9.18	.08	.26	.34	(.03)	—	(.03)	9.49	3.68	3,641.67		[5]	.67	[5]	1.78	[5]
12/31/10	8.31	.16	.86	1.02	(.15)	—	(.15)	9.18	12.33	3,677.69			.69		1.87
12/31/09	6.62	.14	1.70	1.84	(.15)	—	(.15)	8.31	27.97	3,344.69			.69		2.06
12/31/08	11.45	.19	(4.18)	(3.99)	(.19)	(.65)	(.84)	6.62	(36.50)	2,602.68			.64		2.10
12/31/07	11.87	.21	.07	.28	(.31)	(.39)	(.70)	11.45	2.03	4,274.67			.63		1.70
12/31/06	10.83	.17	1.61	1.78	(.13)	(.61)	(.74)	11.87	17.42	3,937.68			.64		1.50

Global Growth and Income Fund
Class 1
6/30/11[4]	$9.96	$.16	$.16	$.32	$(.06)	$—	$(.06)	$10.22	3.25%	$181.60%[5]			.60%[5]		3.11%[5]
12/31/10	9.14	.23	.85	1.08	(.26)	—	(.26)	9.96	12.02	171.61			.61		2.54
12/31/09	6.68	.20	2.47	2.67	(.21)	—	(.21)	9.14	40.11	160.63			.63		2.63
12/31/08	11.78	.28	(5.09)	(4.81)	(.22)	(.07)	(.29)	6.68	(41.06)	95.62			.56		3.00
12/31/07	10.98	.28	1.14	1.42	(.22)	(.40)	(.62)	11.78	13.04	79.71			.58		2.37
12/31/06[6]	10.00	.14	.91	1.05	(.07)	—	(.07)	10.98	10.49	45.72		[5]	.65	[5]	2.10	[5]
Class 2
6/30/11[4]	9.94	.14	.17	.31	(.06)	—	(.06)	10.19	3.12	2,108.85		[5]	.85	[5]	2.83	[5]
12/31/10	9.12	.21	.85	1.06	(.24)	—	(.24)	9.94	11.78	2,130.86			.86		2.28
12/31/09	6.67	.18	2.46	2.64	(.19)	—	(.19)	9.12	39.72	1,951.88			.88		2.42
12/31/08	11.75	.26	(5.07)	(4.81)	(.20)	(.07)	(.27)	6.67	(41.17)	1,529.86			.81		2.73
12/31/07	10.97	.25	1.13	1.38	(.20)	(.40)	(.60)	11.75	12.67	1,997.96			.83		2.11
12/31/06[6]	10.00	.11	.92	1.03	(.06)	—	(.06)	10.97	10.30	638.97		[5]	.90	[5]	1.64	[5]

See end of table for footnotes.

American Funds Insurance Series

		Income (loss) from investment operations[2]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[3]		Ratio of net income to average net assets[3]

Growth-Income Fund
Class 1
6/30/11[4]	$34.47	$.31	$1.28	$1.59	$(.12)	$—	$(.12)	$35.94	4.61%	$9,945.28%[5]			.28%[5]		1.72%[5]
12/31/10	31.37	.56	3.10	3.66	(.56)	—	(.56)	34.47	11.72		9,370.29		.29		1.76
12/31/09	24.25	.49	7.13	7.62	(.50)	—	(.50)	31.37	31.54		8,142.29		.29		1.83
12/31/08	42.52	.69	(15.91)	(15.22)	(.69)	(2.36)	(3.05)	24.25	(37.68)		5,034.28		.25		2.03
12/31/07	42.43	.80	1.51	2.31	(.77)	(1.45)	(2.22)	42.52	5.32		5,618.27		.25		1.82
12/31/06	38.31	.77	5.03	5.80	(.72)	(.96)	(1.68)	42.43	15.51		3,759.28		.25		1.92
Class 2
6/30/11[4]	34.25	.26	1.28	1.54	(.10)	—	(.10)	35.69	4.50		14,976.53	[5]	.53	[5]	1.46	[5]
12/31/10	31.18	.48	3.07	3.55	(.48)	—	(.48)	34.25	11.43		16,668.54		.54		1.52
12/31/09	24.11	.42	7.09	7.51	(.44)	—	(.44)	31.18	31.24		16,220.54		.54		1.60
12/31/08	42.26	.60	(15.80)	(15.20)	(.59)	(2.36)	(2.95)	24.11	(37.85)		13,046.53		.50		1.75
12/31/07	42.19	.68	1.50	2.18	(.66)	(1.45)	(2.11)	42.26	5.04		23,243.52		.50		1.57
12/31/06	38.12	.67	4.99	5.66	(.63)	(.96)	(1.59)	42.19	15.20		22,688.53		.50		1.67
Class 3
6/30/11[4]	34.49	.27	1.28	1.55	(.10)	—	(.10)	35.94	4.52		202.46	[5]	.46	[5]	1.53	[5]
12/31/10	31.39	.50	3.09	3.59	(.49)	—	(.49)	34.49	11.50		209.47		.47		1.59
12/31/09	24.27	.45	7.12	7.57	(.45)	—	(.45)	31.39	31.30		225.47		.47		1.68
12/31/08	42.51	.64	(15.90)	(15.26)	(.62)	(2.36)	(2.98)	24.27	(37.78)		205.46		.43		1.83
12/31/07	42.42	.73	1.50	2.23	(.69)	(1.45)	(2.14)	42.51	5.12		405.45		.43		1.64
12/31/06	38.31	.70	5.01	5.71	(.64)	(.96)	(1.60)	42.42	15.30		458.46		.43		1.74

International Growth and Income Fund
Class 1
6/30/11[4]	$15.25	$.30	$.26	$.56	$(.01)	$(.11)	$(.12)	$15.69	3.69%	$38.73%[5]			.73%[5]		3.83%[5]
12/31/10	14.92	.38	.68	1.06	(.33)	(.40)	(.73)	15.25	7.24		32.74		.74		2.61
12/31/09	10.92	.36	4.04	4.40	(.19)	(.21)	(.40)	14.92	40.38		28.74		.74		2.74
12/31/08[7]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.28		12.09		.08		.14
Class 2
6/30/11[4]	15.21	.27	.27	.54	(.01)	(.11)	(.12)	15.63	3.56		208.98	[5]	.98	[5]	3.56	[5]
12/31/10	14.90	.35	.67	1.02	(.31)	(.40)	(.71)	15.21	6.92		180.99		.99		2.37
12/31/09	10.92	.26	4.10	4.36	(.17)	(.21)	(.38)	14.90	40.04		99.99		.99		1.89
12/31/08[7]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.27		4.11		.11		.05

Asset Allocation Fund

Class 1
6/30/11[4]	$16.28	$.18	$.72	$.90	$(.07)	$—	$(.07)	$17.11	5.53%	$5,851.31%[5]			.31%[5]		2.20%[5]
12/31/10	14.75	.35	1.52	1.87	(.34)	—	(.34)	16.28	12.75		5,235.31		.31		2.33
12/31/09	12.16	.35	2.59	2.94	(.35)	—	(.35)	14.75	24.27		4,151.32		.32		2.65
12/31/08	18.51	.47	(5.70)	(5.23)	(.45)	(.67)	(1.12)	12.16	(29.30)		2,243.32		.29		2.98
12/31/07	18.34	.51	.75	1.26	(.45)	(.64)	(1.09)	18.51	6.82		1,927.32		.29		2.69
12/31/06	16.56	.47	1.97	2.44	(.43)	(.23)	(.66)	18.34	14.96		1,079.33		.30		2.67
Class 2
6/30/11[4]	16.17	.16	.70	.86	(.06)	—	(.06)	16.97	5.34		5,702.56	[5]	.56	[5]	1.94	[5]
12/31/10	14.65	.31	1.51	1.82	(.30)	—	(.30)	16.17	12.50		5,689.57		.57		2.08
12/31/09	12.08	.32	2.56	2.88	(.31)	—	(.31)	14.65	23.98		5,537.58		.58		2.45
12/31/08	18.39	.43	(5.66)	(5.23)	(.41)	(.67)	(1.08)	12.08	(29.51)		4,822.57		.54		2.70
12/31/07	18.23	.47	.74	1.21	(.41)	(.64)	(1.05)	18.39	6.55		7,308.57		.54		2.45
12/31/06	16.47	.42	1.96	2.38	(.39)	(.23)	(.62)	18.23	14.66		6,362.58		.55		2.42
Class 3
6/30/11[4]	16.29	.17	.70	.87	(.06)	—	(.06)	17.10	5.38		44.49	[5]	.49	[5]	2.01	[5]
12/31/10	14.75	.32	1.53	1.85	(.31)	—	(.31)	16.29	12.62		44.50		.50		2.15
12/31/09	12.17	.33	2.57	2.90	(.32)	—	(.32)	14.75	23.95		44.51		.51		2.53
12/31/08	18.50	.44	(5.68)	(5.24)	(.42)	(.67)	(1.09)	12.17	(29.39)		41.50		.47		2.77
12/31/07	18.34	.48	.74	1.22	(.42)	(.64)	(1.06)	18.50	6.56		71.50		.47		2.52
12/31/06	16.56	.44	1.97	2.41	(.40)	(.23)	(.63)	18.34	14.75		76.51		.48		2.49

American Funds Insurance Series

		(Loss) income from investment operations[2]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver	Ratio of expenses to average net assets after waiver[3]	Ratio of net income to average net assets[3]

Global Balanced Fund

Class 1
6/30/11[4,8]	$10.00	$.05	$(.30)	$(.25)	$—	$—	$—	$9.75	(2.50% )	$29.12%		.12%	.52%
Class 2
6/30/11[4,8]	10.00	.04	(.29)	(.25)	—	—	—	9.75	(2.50)	15.16		.16	.42

Bond Fund

Class 1
6/30/11[4]	$10.67	$.16	$.12	$.28	$(.05)	$—	$(.05)	$10.90	2.66%	$5,326.38%[5]		.38%[5]	3.01%[5]
12/31/10	10.33	.33	.36	.69	(.35)	—	(.35)	10.67	6.73	4,768.38		.38	3.03
12/31/09	9.45	.42	.80	1.22	(.34)	—	(.34)	10.33	12.83	3,775.39		.39	4.19
12/31/08	11.14	.61	(1.64)	(1.03)	(.63)	(.03)	(.66)	9.45	(9.16)	2,090.40		.36	5.84
12/31/07	11.64	.65	(.24)	.41	(.91)	—	(.91)	11.14	3.66	436.41		.37	5.59
12/31/06	11.31	.63	.17	.80	(.47)	—	(.47)	11.64	7.31	230.43		.39	5.54
Class 2
6/30/11[4]	10.56	.15	.12	.27	(.05)	—	(.05)	10.78	2.54	5,044.63 [5]		.63 [5]	2.75 [5]
12/31/10	10.23	.30	.36	.66	(.33)	—	(.33)	10.56	6.44	5,074.63		.63	2.79
12/31/09	9.36	.40	.79	1.19	(.32)	—	(.32)	10.23	12.61	4,635.64		.64	4.00
12/31/08	11.03	.59	(1.63)	(1.04)	(.60)	(.03)	(.63)	9.36	(9.35)	3,432.65		.61	5.53
12/31/07	11.53	.61	(.24)	.37	(.87)	—	(.87)	11.03	3.33	4,679.66		.62	5.34
12/31/06	11.22	.60	.16	.76	(.45)	—	(.45)	11.53	6.99	3,374.68		.64	5.29

Global Bond Fund

Class 1
6/30/11[4]	$11.82	$.19	$.34	$.53	$(.06)	$(.07)	$(.13)	$12.22	4.46%	$498.57%[5]		.57%[5]	3.20%[5]
12/31/10	11.57	.41	.21	.62	(.37)	—	(.37)	11.82	5.44	325.57		.57	3.42
12/31/09	10.68	.45	.62	1.07	(.18)	—	(.18)	11.57	10.04	162.59		.59	4.06
12/31/08	10.83	.48	(.09)	.39	(.54)	—[9]	(.54)	10.68	3.60	111.59		.53	4.36
12/31/07	10.18	.49	.47	.96	(.31)	—	(.31)	10.83	9.54	28.61		.55	4.61
12/31/06[10]	10.00	.10	.15	.25	(.07)	—	(.07)	10.18	2.52	12.15		.13	1.00
Class 2
6/30/11[4]	11.78	.18	.34	.52	(.06)	(.07)	(.13)	12.17	4.35	1,670.82 [5]		.82 [5]	2.95 [5]
12/31/10	11.53	.38	.22	.60	(.35)	—	(.35)	11.78	5.23	1,497.83		.83	3.21
12/31/09	10.66	.42	.61	1.03	(.16)	—	(.16)	11.53	9.69	1,203.84		.84	3.79
12/31/08	10.81	.44	(.07)	.37	(.52)	—[9]	(.52)	10.66	3.48	802.84		.79	4.06
12/31/07	10.17	.47	.47	.94	(.30)	—	(.30)	10.81	9.23	279.86		.80	4.41
12/31/06[11]	10.00	.06	.18	.24	(.07)	—	(.07)	10.17	1.99	15.13		.12	.60

See end of table for footnotes.

American Funds Insurance Series

		Income (loss) from investment operations[2]				Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[3]		Ratio of net income to average net assets[3]

High-Income Bond Fund

Class 1
6/30/11[4]	$11.20	$.43		$.10	$.53	$(.15)	$—	$(.15)	$11.58	4.73%	$827.47%[5]			.47%[5]		7.52%[5]
12/31/10	10.49	.91		.68	1.59	(.88)	—	(.88)	11.20	15.38	769.48			.48		8.15
12/31/09	8.05	.75		2.41	3.16	(.72)	—	(.72)	10.49	39.45	635.48			.48		7.86
12/31/08	11.65	.87		(3.64)	(2.77)	(.83)	—	(.83)	8.05	(23.74)	340.48			.43		8.22
12/31/07	12.90	.95		(.72)	.23	(1.48)	—	(1.48)	11.65	1.62	308.48			.44		7.41
12/31/06	12.41	.92		.37	1.29	(.80)	—	(.80)	12.90	10.89	293.49			.45		7.36
Class 2
6/30/11[4]	11.08	.41		.10	.51	(.14)	—	(.14)	11.45	4.65	1,154.72		[5]	.72	[5]	7.27	[5]
12/31/10	10.39	.87		.68	1.55	(.86)	—	(.86)	11.08	15.07	1,142.73			.73		7.91
12/31/09	7.99	.71		2.39	3.10	(.70)	—	(.70)	10.39	38.94	1,063.74			.74		7.62
12/31/08	11.55	.84		(3.60)	(2.76)	(.80)	—	(.80)	7.99	(23.84)	780.73			.68		7.92
12/31/07	12.79	.91		(.72)	.19	(1.43)	—	(1.43)	11.55	1.33	996.73			.69		7.17
12/31/06	12.32	.89		.36	1.25	(.78)	—	(.78)	12.79	10.59	832.74			.70		7.12
Class 3
6/30/11[4]	11.22	.42		.10	.52	(.15)	—	(.15)	11.59	4.60	21.65		[5]	.65	[5]	7.34	[5]
12/31/10	10.51	.89		.68	1.57	(.86)	—	(.86)	11.22	15.14	23.66			.66		7.98
12/31/09	8.07	.73		2.42	3.15	(.71)	—	(.71)	10.51	39.14	24.67			.67		7.69
12/31/08	11.65	.86		(3.64)	(2.78)	(.80)	—	(.80)	8.07	(23.76)	18.66			.61		7.96
12/31/07	12.88	.92		(.72)	.20	(1.43)	—	(1.43)	11.65	1.40	28.66			.62		7.21
12/31/06	12.39	.90		.36	1.26	(.77)	—	(.77)	12.88	10.66	34.67			.63		7.19

Mortgage Fund

Class 1
6/30/11[4,8]	$10.00	$—	[9]	$.09	$.09	$—	$—	$—	$10.09	.90%	$21.07%			.07%		(.01)%
Class 2
6/30/11[4,8]	10.00	—	[9]	09	.09	—	—	—	10.09	.90	4.11			.11		(.04)

U.S. Government/AAA-Rated Securities Fund

Class 1
6/30/11[4]	$12.59	$.14		$.14	$.28	$(.04)	$(.30)	$(.34)	$12.53	2.19%	$1,786.34%[5]			.34%[5]		2.17%[5]
12/31/10	12.18	.26		.46	.72	(.25)	(.06)	(.31)	12.59	5.94	1,492.39			.36		2.07
12/31/09	12.29	.37		(.03)	.34	(.34)	(.11)	(.45)	12.18	2.79	999.41			.41		2.99
12/31/08	11.73	.50		.41	.91	(.35)	—	(.35)	12.29	7.84	496.43			.38		4.17
12/31/07	11.87	.58		.20	.78	(.92)	—	(.92)	11.73	6.83	211.46			.41		4.83
12/31/06	11.91	.55		(.10)	.45	(.49)	—	(.49)	11.87	3.95	218.47			.42		4.64
Class 2
6/30/11[4]	12.49	.12		.13	.25	(.03)	(.30)	(.33)	12.41	2.00	1,979.59		[5]	.59	[5]	1.92	[5]
12/31/10	12.08	.23		.46	.69	(.22)	(.06)	(.28)	12.49	5.75	1,959.64			.62		1.83
12/31/09	12.20	.34		(.03)	.31	(.32)	(.11)	(.43)	12.08	2.50	1,561.66			.66		2.79
12/31/08	11.65	.47		.41	.88	(.33)	—	(.33)	12.20	7.63	1,219.68			.64		3.93
12/31/07	11.79	.54		.19	.73	(.87)	—	(.87)	11.65	6.49	597.71			.66		4.58
12/31/06	11.83	.51		(.09)	.42	(.46)	—	(.46)	11.79	3.75	402.72			.67		4.40
Class 3
6/30/11[4]	12.61	.12		.13	.25	(.03)	(.30)	(.33)	12.53	1.98	23.52		[5]	.52	[5]	1.98	[5]
12/31/10	12.19	.24		.47	.71	(.23)	(.06)	(.29)	12.61	5.82	26.57			.55		1.92
12/31/09	12.30	.36		(.04)	.32	(.32)	(.11)	(.43)	12.19	2.58	27.59			.59		2.91
12/31/08	11.74	.48		.41	.89	(.33)	—	(.33)	12.30	7.66	33.61			.57		4.03
12/31/07	11.86	.55		.20	.75	(.87)	—	(.87)	11.74	6.63	29.64			.59		4.65
12/31/06	11.89	.52		(.09)	.43	(.46)	—	(.46)	11.86	3.80	32.65			.60		4.45

American Funds Insurance Series

		Income (loss) from investment operations[2]				Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[3]		Ratio of net (loss) income to average net assets[3]

Cash Management Fund

Class 1
6/30/11[4]	$11.39	$(.01)	$—	[9]	$(.01)	$—	$—		$—	$11.38	(.09% )	$81.33%[5]			.33%[5]		(.17	%) [5]
12/31/10	11.40	(.02)	.01		(.01)	—	—		—	11.39	(.09)		83.33		.33		(.14)
12/31/09	11.44	(.01)	—	[9]	(.01)	(.03)	—	[9]	(.03)	11.40	(.10)		105.33		.33		(.08)
12/31/08	11.40	.24	—	[9]	.24	(.20)	—		(.20)	11.44	2.15		158.32		.29		2.07
12/31/07	11.62	.57	—	[9]	.57	(.79)	—		(.79)	11.40	4.95		112.33		.30		4.88
12/31/06	11.31	.54	—	[9]	.54	(.23)	—		(.23)	11.62	4.81		98.33		.30		4.74
Class 2
6/30/11[4]	11.28	(.02)	(.01)		(.03)	—	—		—	11.25	(.27)		493.58	[5]	.58	[5]	(.42	) [5]
12/31/10	11.32	(.04)	—	[9]	(.04)	—	—		—	11.28	(.35)		522.58		.58		(.39)
12/31/09	11.38	(.04)	—	[9]	(.04)	(.02)	—	[9]	(.02)	11.32	(.33)		664.58		.58		(.33)
12/31/08	11.35	.20	.02		.22	(.19)	—		(.19)	11.38	1.90		1,023.57		.54		1.73
12/31/07	11.56	.54	—	[9]	.54	(.75)	—		(.75)	11.35	4.73		452.58		.55		4.61
12/31/06	11.26	.51	—	[9]	.51	(.21)	—		(.21)	11.56	4.59		282.58		.55		4.52
Class 3
6/30/11[4]	11.34	(.02)	.01		(.01)	—	—		—	11.33	(.09)		14.51	[5]	.51	[5]	(.35	) [5]
12/31/10	11.38	(.04)	—	[9]	(.04)	—	—		—	11.34	(.35)		13.51		.51		(.32)
12/31/09	11.44	(.03)	(.01)		(.04)	(.02)	—	[9]	(.02)	11.38	(.31)		17.51		.51		(.27)
12/31/08	11.40	.22	.01		.23	(.19)	—		(.19)	11.44	1.99		25.50		.47		1.91
12/31/07	11.60	.55	—	[9]	.55	(.75)	—		(.75)	11.40	4.83		20.51		.48		4.70
12/31/06	11.29	.52	—	[9]	.52	(.21)	—		(.21)	11.60	4.64		18.51		.48		4.53

			Year ended December 31

Portfolio turnover rate for all share classes	Six months ended June 30, 2011[4]		2010	2009	2008	2007	2006

Global Discovery Fund	21%		61%	60%	46%	50%	31%
Global Growth Fund	15		28	43	38	38	31
Global Small Capitalization Fund	24		47	55	47	49	50
Growth Fund	10		28	37	26	40	35
International Fund	11		25	46	52	41	29
New World Fund	11		18	25	32	34	32
Blue Chip Income and Growth Fund	15		22	22	24	27	21
Global Growth and Income Fund	17		30	47	36	36	8	[6]
Growth-Income Fund	10		22	24	31	24	25
International Growth and Income Fund	17		31	21	— [7]	—	—
Asset Allocation Fund	23		46	41	36	29	38
Global Balanced Fund	6	[8]	—	—	—	—	—
Bond Fund	67		187	125	63	57	57
Global Bond Fund	43		106	86	118	85	7	[10]
High-Income Bond Fund	31		54	47	29	32	35
Mortgage Fund	165	[8]	—	—	—	—	—
U.S. Government/AAA-Rated Securities Fund	91		208	100	108	91	76
Cash Management Fund	—		—	—	—	—	—

[1]	Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	Based on average shares outstanding.
[3]	This column reflects the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
[4]	Unaudited.
[5]	Annualized.
[6]	From May 1, 2006, commencement of operations.
[7]	From November 18, 2008, commencement of operations.
[8]	From May 2, 2011, commencement of operations.
[9]	Amount less than $.01.
[10]	From October 4, 2006, commencement of operations.
[11]	From November 6, 2006, when Class 2 shares were first issued.

See Notes to Financial Statements

American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the Series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2011, through June 30, 2011).

Actual expenses:
The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series

	Beginning account value 1/1/2011	Ending account value 6/30/2011	Expenses paid during period*	Annualized expense ratio

Global Discovery Fund
Class 1 — actual return	$1,000.00	$1,056.95	$3.06	.60%
Class 1 — assumed 5% return	1,000.00	1,021.82	3.01	.60

Class 2 — actual return	1,000.00	1,056.41	4.33	.85
Class 2 — assumed 5% return	1,000.00	1,020.58	4.26	.85

Global Growth Fund
Class 1 — actual return	$1,000.00	$1,052.26	$2.75	.54%
Class 1 — assumed 5% return	1,000.00	1,022.12	2.71	.54

Class 2 — actual return	1,000.00	1,051.19	4.02	.79
Class 2 — assumed 5% return	1,000.00	1,020.88	3.96	.79

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$1,006.57	$3.63	.73%
Class 1 — assumed 5% return	1,000.00	1,021.17	3.66	.73

Class 2 — actual return	1,000.00	1,005.30	4.87	.98
Class 2 — assumed 5% return	1,000.00	1,019.93	4.91	.98

Growth Fund
Class 1 — actual return	$1,000.00	$1,061.10	$1.69	.33%
Class 1 — assumed 5% return	1,000.00	1,023.16	1.66	.33

Class 2 — actual return	1,000.00	1,059.86	2.96	.58
Class 2 — assumed 5% return	1,000.00	1,021.92	2.91	.58

Class 3 — actual return	1,000.00	1,060.18	2.61	.51
Class 3 — assumed 5% return	1,000.00	1,022.27	2.56	.51

International Fund
Class 1 — actual return	$1,000.00	$1,045.38	$2.69	.53%
Class 1 — assumed 5% return	1,000.00	1,022.17	2.66	.53

Class 2 — actual return	1,000.00	1,044.53	3.95	.78
Class 2 — assumed 5% return	1,000.00	1,020.93	3.91	.78

Class 3 — actual return	1,000.00	1,045.05	3.60	.71
Class 3 — assumed 5% return	1,000.00	1,021.27	3.56	.71

New World Fund
Class 1 — actual return	$1,000.00	$1,011.77	$3.89	.78%
Class 1 — assumed 5% return	1,000.00	1,020.93	3.91	.78

Class 2 — actual return	1,000.00	1,011.00	5.14	1.03
Class 2 — assumed 5% return	1,000.00	1,019.69	5.16	1.03

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$1,038.04	$2.12	.42%
Class 1 — assumed 5% return	1,000.00	1,022.71	2.11	.42

Class 2 — actual return	1,000.00	1,036.79	3.38	.67
Class 2 — assumed 5% return	1,000.00	1,021.47	3.36	.67

See end of table for footnotes.

American Funds Insurance Series

	Beginning account value 1/1/2011	Ending account value 6/30/2011	Expenses paid during period*	Annualized expense ratio

Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,032.54	$3.02	.60%
Class 1 — assumed 5% return	1,000.00	1,021.82	3.01	.60

Class 2 — actual return	1,000.00	1,031.19	4.28	.85
Class 2 — assumed 5% return	1,000.00	1,020.58	4.26	.85

Growth-Income Fund
Class 1 — actual return	$1,000.00	$1,046.11	$1.42	.28%
Class 1 — assumed 5% return	1,000.00	1,023.41	1.40	.28

Class 2 — actual return	1,000.00	1,045.04	2.69	.53
Class 2 — assumed 5% return	1,000.00	1,022.17	2.66	.53

Class 3 — actual return	1,000.00	1,045.17	2.33	.46
Class 3 — assumed 5% return	1,000.00	1,022.51	2.31	.46

International Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,036.94	$3.69	.73%
Class 1 — assumed 5% return	1,000.00	1,021.17	3.66	.73

Class 2 — actual return	1,000.00	1,035.58	4.95	.98
Class 2 — assumed 5% return	1,000.00	1,019.93	4.91	.98

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,055.33	$1.58	.31%
Class 1 — assumed 5% return	1,000.00	1,023.26	1.56	.31

Class 2 — actual return	1,000.00	1,053.41	2.85	.56
Class 2 — assumed 5% return	1,000.00	1,022.02	2.81	.56

Class 3 — actual return	1,000.00	1,053.75	2.50	.49
Class 3 — assumed 5% return	1,000.00	1,022.36	2.46	.49

Global Balanced Fund
Class 1 — actual return†	$1,000.00	$975.00	$1.15	.72%
Class 1 — assumed 5% return	1,000.00	1,021.22	3.61	.72

Class 2 — actual return†	1,000.00	975.00	1.55	.97
Class 2 — assumed 5% return	1,000.00	1,019.98	4.86	.97

Bond Fund
Class 1 — actual return	$1,000.00	$1,026.59	$1.91	.38%
Class 1 — assumed 5% return	1,000.00	1,022.91	1.91	.38

Class 2 — actual return	1,000.00	1,025.45	3.16	.63
Class 2 — assumed 5% return	1,000.00	1,021.67	3.16	.63

Global Bond Fund
Class 1 — actual return	$1,000.00	$1,044.60	$2.89	.57%
Class 1 — assumed 5% return	1,000.00	1,021.97	2.86	.57

Class 2 — actual return	1,000.00	1,043.48	4.15	.82
Class 2 — assumed 5% return	1,000.00	1,020.73	4.11	.82

American Funds Insurance Series

	Beginning account value 1/1/2011	Ending account value 6/30/2011	Expenses paid during period*	Annualized expense ratio

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$1,047.32	$2.39	.47%
Class 1 — assumed 5% return	1,000.00	1,022.46	2.36	.47

Class 2 — actual return	1,000.00	1,046.47	3.65	.72
Class 2 — assumed 5% return	1,000.00	1,021.22	3.61	.72

Class 3 — actual return	1,000.00	1,045.99	3.30	.65
Class 3 — assumed 5% return	1,000.00	1,021.57	3.26	.65

Mortgage Fund
Class 1 — actual return†	$1,000.00	$1,009.00	$.71	.44%
Class 1 — assumed 5% return	1,000.00	1,022.61	2.21	.44

Class 2 — actual return†	1,000.00	1,009.00	1.12	.69
Class 2 — assumed 5% return	1,000.00	1,021.37	3.46	.69

U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$1,021.87	$1.70	.34%
Class 1 — assumed 5% return	1,000.00	1,023.11	1.71	.34

Class 2 — actual return	1,000.00	1,020.03	2.96	.59
Class 2 — assumed 5% return	1,000.00	1,021.87	2.96	.59

Class 3 — actual return	1,000.00	1,019.83	2.60	.52
Class 3 — assumed 5% return	1,000.00	1,022.22	2.61	.52

Cash Management Fund
Class 1 — actual return	$1,000.00	$999.12	$1.64	.33%
Class 1 — assumed 5% return	1,000.00	1,023.16	1.66	.33

Class 2 — actual return	1,000.00	997.34	2.87	.58
Class 2 — assumed 5% return	1,000.00	1,021.92	2.91	.58

Class 3 — actual return	1,000.00	999.11	2.53	.51
Class 3 — assumed 5% return	1,000.00	1,022.27	2.56	.51

*

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

†	From May 2, 2011, commencement of operations.

American Funds Insurance Series

Approval of Investment Advisory and Service Agreement

The series’ board has approved amendments to the Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) to add the new Mortgage Fund and Global Balanced Fund portfolios (collectively, the “funds” and each individually a “fund”). The board determined that each fund’s proposed advisory fee structure was fair and reasonable in relation to the services proposed to be provided and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board took into account information furnished to them throughout the year in connection with their service on boards of this series and other American Funds, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. The board considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services
The board considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board also considered the nature, extent and quality of administrative, compliance and shareholder services proposed to be provided by CRMC to each fund under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board concluded that the nature, extent and quality of the services provided by CRMC should benefit each fund and its shareholders.

2. Investment results
The board considered the manner in which CRMC proposed to manage each fund. With respect to Global Balanced Fund, the board considered the fund’s balanced investment objectives of long-term growth of capital, conservation of principal and current income. With respect to Mortgage Fund, the board considered the fund’s objective of providing current income and preservation of capital. It also considered the proposed investment policies and restrictions of each fund and CRMC’s experience in satisfactorily managing funds similar to each fund. The board concluded that CRMC’s record indicated that its management of each fund should benefit the fund and its shareholders.

3. Advisory fees and total expenses
The board reviewed the proposed advisory fees and projected total expenses of each fund (each as a percentage of net assets) and compared such amounts with the median fee and expense levels of other relevant mutual funds. It observed that each fund’s proposed advisory fees and projected total expenses would be below those of most other relevant funds. The board also noted the breakpoint discounts in each fund’s proposed advisory fee structure that would reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, it reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. The board noted that, to the extent there were differences between the advisory fees proposed to be paid by the funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the funds and the other clients. The board concluded with respect to each fund that the fund’s proposed cost structure was fair and reasonable in relation to the services that CRMC proposed to provide, and that the shareholders would receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Funds Insurance Series

4. Ancillary benefits
The board considered a variety of other benefits that would be received by CRMC and its affiliates as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board reviewed CRMC’s portfolio trading practices, noting that while CRMC would receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the funds, it would not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board took these ancillary benefits into account in evaluating the reasonableness of the proposed advisory fees and other amounts that were proposed to be paid to CRMC by each fund.

5. Adviser financial information
The board reviewed information regarding CRMC’s costs of providing services to the series and other American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. It considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. The board noted information regarding the compensation structure for CRMC’s investment professionals. The board also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. It further considered the breakpoint discounts in each fund’s proposed advisory fee structure. The board concluded that, with respect to each fund, the fund’s proposed advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds Insurance Series

This page intentionally left blank.

American Funds Insurance Series

Offices of the series and	Custodian of assets	Independent registered public
of the investment adviser	State Street Bank and Trust Company	accounting firm
Capital Research and	One Lincoln Street	PricewaterhouseCoopers LLP
Management Company	Boston, MA 02111	350 South Grand Avenue
333 South Hope Street		Los Angeles, CA 90071-2889
Los Angeles, CA 90071-1406	Counsel
Bingham McCutchen LLP
6455 Irvine Center Drive	355 South Grand Avenue, Suite 4400
Irvine, CA 92618	Los Angeles, CA 90071-3106

Investors should carefully consider the investment objectives, risks, charges and expenses of American Funds Insurance Series. This and other important information is contained in the series’ prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete June 30, 2011, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2011, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Lit. No. INGESR-995-0811M

The Capital Group Companies
American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Not Applicable

(b)

Not Applicable

(c)

Not Applicable

(d)

Not Applicable

(e)

Not Applicable

(f)

Not Applicable.

(g)

Not Applicable

(h)

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.28%
Consumer Discretionary - 11.93%
Auto Components - 0.60%
Autoliv, Inc. (L)	28,400	$2,227,980
Standard Motor Products, Inc.	5,500	83,765
		2,311,745
Automobiles - 0.37%
Ford Motor Company (I)	103,100	1,421,749
Distributors - 0.07%
Core-Mark Holding Company, Inc. (I)(L)	7,100	253,470
Hotels, Restaurants & Leisure - 1.37%
International Speedway Corp., Class A	8,600	244,326
Marcus Corp.	3,900	38,532
Red Robin Gourmet Burgers, Inc. (I)	2,100	76,398
Wynn Resorts, Ltd.	34,400	4,937,776
		5,297,032
Household Durables - 0.09%
Blyth, Inc. (L)	7,200	362,520
Internet & Catalog Retail - 1.39%
priceline.com, Inc. (I)	10,500	5,375,265
Leisure Equipment & Products - 0.08%
Jakks Pacific, Inc. (I)(L)	16,400	301,924
Media - 4.26%
CBS Corp., Class B	193,400	5,509,966
Comcast Corp., Class A	260,300	6,596,002
Discovery
Communications, Inc., Series A (I)(L)	1,100	45,056
The Interpublic Group of Companies, Inc.	97,000	1,212,500
Time Warner, Inc.	53,000	1,927,610
Virgin Media, Inc. (L)	39,000	1,167,270
		16,458,404
Multiline Retail - 2.44%
Dillard’s, Inc., Class A (L)	77,000	4,014,780
Macy’s, Inc.	178,400	5,216,416
Tuesday Morning Corp. (I)	44,600	207,390
		9,438,586
Specialty Retail - 0.68%
Aaron’s, Inc.	6,900	194,994
DSW, Inc., Class A (I)	1,956	98,993
Foot Locker, Inc.	29,200	693,792
HOT Topic, Inc.	60,400	449,376
Limited Brands, Inc. (L)	20,900	803,605
PEP Boys - Manny, Moe & Jack (L)	5,700	62,301
Shoe Carnival, Inc. (I)(L)	4,300	129,645
Stage Stores, Inc.	4,400	73,920
Williams-Sonoma, Inc.	3,600	131,364
		2,637,990
Textiles, Apparel & Luxury Goods - 0.58%
VF Corp. (L)	20,800	2,258,048
		46,116,733
Consumer Staples - 6.42%
Beverages - 0.68%
Coca-Cola Enterprises, Inc.	82,500	2,407,350
Constellation Brands, Inc., Class A (I)	10,900	226,938
		2,634,288
Food & Staples Retailing - 1.04%
CVS Caremark Corp.	6,500	244,270
Safeway, Inc.	5,400	126,198
The Kroger Company	91,800	2,276,640
Whole Foods Market, Inc.	21,600	$1,370,520
		4,017,628
Food Products - 2.62%
B&G Foods, Inc.	7,400	152,588
ConAgra Foods, Inc.	40,000	1,032,400
Dean Foods Company (I)	56,900	698,163
Hormel Foods Corp. (L)	23,700	706,497
Smart Balance, Inc. (I)	35,100	181,818
Smithfield Foods, Inc. (I)	39,600	866,052
The J.M. Smucker Company	20,100	1,536,444
Tyson Foods, Inc., Class A (L)	254,700	4,946,274
		10,120,236
Household Products - 0.24%
Central Garden & Pet Company, Class A (I)	14,200	144,130
Colgate-Palmolive Company	7,400	646,834
The Procter & Gamble Company	2,400	152,568
		943,532
Personal Products - 0.93%
Elizabeth Arden, Inc. (I)	5,100	148,053
Herbalife, Ltd.	42,200	2,432,408
The Estee Lauder
Companies, Inc., Class A (L)	9,500	999,305
		3,579,766
Tobacco - 0.91%
Lorillard, Inc.	1,600	174,192
Philip Morris International, Inc.	49,900	3,331,823
		3,506,015
		24,801,465
Energy - 12.64%
Energy Equipment & Services - 0.78%
Hercules Offshore, Inc. (I)(L)	61,000	336,110
Patterson-UTI Energy, Inc.	47,300	1,495,153
SEACOR Holdings, Inc. (L)	11,700	1,169,532
		3,000,795
Oil, Gas & Consumable Fuels - 11.86%
Anadarko Petroleum Corp.	4,500	345,420
Chevron Corp.	97,700	10,047,468
ConocoPhillips	96,900	7,285,911
CVR Energy, Inc. (I)	24,200	595,804
Exxon Mobil Corp.	168,500	13,712,530
Hess Corp.	31,900	2,384,844
HollyFrontier Corp.	18,800	1,304,720
Marathon Oil Corp.	108,200	5,699,976
Stone Energy Corp. (I)(L)	37,500	1,139,625
Tesoro Corp. (I)(L)	83,500	1,912,985
Valero Energy Corp.	35,300	902,621
W&T Offshore, Inc. (L)	19,100	498,892
		45,830,796
		48,831,591
Financials - 14.40%
Capital Markets - 1.16%
American Capital, Ltd. (I)	279,800	2,778,414
BlackRock, Inc.	8,100	1,553,661
Franklin Resources, Inc.	1,300	170,677
		4,502,752
Commercial Banks - 3.85%
Cathay General Bancorp (L)	8,000	131,120
KeyCorp	415,700	3,462,781

The accompanying notes are an integral part of the financial statements.

1

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
M&T Bank Corp. (L)	8,600	$756,370
Pinnacle Financial Partners, Inc. (I)(L)	5,000	77,800
Regions Financial Corp. (L)	532,900	3,303,980
SunTrust Banks, Inc.	174,200	4,494,360
Susquehanna Bancshares, Inc. (L)	23,600	188,800
Zions Bancorporation	102,200	2,453,822
		14,869,033
Consumer Finance - 1.36%
Capital One Financial Corp.	101,500	5,244,505
Diversified Financial Services - 2.25%
JPMorgan Chase & Company	199,914	8,184,479
PHH Corp. (I)(L)	15,600	320,112
The NASDAQ OMX Group, Inc. (I)	7,600	192,280
		8,696,871
Insurance - 3.64%
Allied World Assurance
Company Holdings, Ltd.	22,377	1,288,468
American International Group, Inc. (I)(L)	67,900	1,990,828
American National Insurance Company	900	69,750
Chubb Corp.	36,300	2,272,743
Erie Indemnity Company	700	49,504
Fidelity National Financial, Inc., Class A	37,400	588,676
Hartford Financial Services Group, Inc.	9,700	255,789
Reinsurance Group of America, Inc.	24,600	1,497,156
Stewart Information Services Corp.	7,500	75,225
The Progressive Corp.	41,700	891,546
The Travelers Companies, Inc.	87,400	5,102,412
		14,082,097
Real Estate Investment Trusts - 2.10%
Ashford Hospitality Trust, Inc. (L)	69,300	862,785
HCP, Inc. (L)	59,600	2,186,724
Hospitality Properties Trust	27,400	664,450
National Health Investments, Inc.	1,000	44,430
Post Properties, Inc.	3,100	126,356
Rayonier, Inc.	54,600	3,568,110
Vornado Realty Trust	7,000	652,260
		8,105,115
Thrifts & Mortgage Finance - 0.04%
Federal Agricultural
Mortgage Corp., Class C (L)	7,000	154,840
		55,655,213
Health Care - 13.95%
Biotechnology - 1.73%
Biogen Idec, Inc. (I)	56,100	5,998,212
Cephalon, Inc. (I)	8,700	695,130
		6,693,342
Health Care Providers & Services - 5.74%
Aetna, Inc.	19,100	842,119
AMERIGROUP Corp. (I)(L)	29,300	2,064,771
CIGNA Corp.	57,000	2,931,510
Coventry Health Care, Inc. (I)	68,277	2,490,062
Health Net, Inc. (I)(L)	24,000	770,160
Humana, Inc.	63,700	5,130,398
Kindred Healthcare, Inc. (I)	27,000	579,690
UnitedHealth Group, Inc.	124,000	6,395,920
WellPoint, Inc.	12,200	960,994
		22,165,624
Pharmaceuticals - 6.48%
Bristol-Myers Squibb Company	211,600	6,127,936
Eli Lilly & Company	144,800	$5,434,344
Forest Laboratories, Inc. (I)	44,800	1,762,432
Merck & Company, Inc.	190,800	6,733,332
Par Pharmaceutical Companies, Inc. (I)	26,200	864,076
Pfizer, Inc.	41,900	863,140
Viropharma, Inc. (I)(L)	133,500	2,469,750
Warner Chilcott PLC, Class A	32,900	793,877
		25,048,887
		53,907,853
Industrials - 10.85%
Aerospace & Defense - 3.34%
Ceradyne, Inc. (I)(L)	15,700	612,143
Ducommun, Inc.	2,500	51,425
General Dynamics Corp.	55,300	4,120,956
Honeywell International, Inc.	21,200	1,263,308
Lockheed Martin Corp. (L)	25,700	2,080,929
Northrop Grumman Corp.	68,791	4,770,656
		12,899,417
Air Freight & Logistics - 0.58%
FedEx Corp.	23,500	2,228,975
Airlines - 0.35%
Alaska Air Group, Inc. (I)	10,500	718,830
Skywest, Inc.	41,300	621,978
		1,340,808
Building Products - 0.02%
Gibraltar Industries, Inc. (I)	6,200	70,184
Commercial Services & Supplies - 0.05%
Consolidated Graphics, Inc. (I)	900	49,455
M&F Worldwide Corp. (I)	6,300	162,792
		212,247
Construction & Engineering - 1.60%
Fluor Corp.	61,400	3,970,124
KBR, Inc.	34,300	1,292,767
Layne Christensen Company (I)(L)	6,900	209,346
MasTec, Inc. (I)	4,700	92,684
Northwest Pipe Company (I)(L)	5,600	145,936
URS Corp. (I)	10,900	487,666
		6,198,523
Industrial Conglomerates - 1.45%
3M Company	3,100	294,035
Carlisle Companies, Inc.	1,900	93,537
General Electric Company	139,500	2,630,970
Seaboard Corp.	37	89,466
Tyco International, Ltd.	50,900	2,515,987
		5,623,995
Machinery - 2.75%
Alamo Group, Inc.	3,500	82,950
Caterpillar, Inc.	59,900	6,376,954
Colfax Corp. (I)(L)	2,000	49,600
Dover Corp.	29,100	1,972,980
Eaton Corp.	27,500	1,414,875
NACCO Industries, Inc., Class A	500	48,410
Parker Hannifin Corp.	1,300	116,662
Titan International, Inc. (L)	23,800	577,388
		10,639,819
Road & Rail - 0.07%
AMERCO, Inc. (I)	2,100	201,915

The accompanying notes are an integral part of the financial statements.

2

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
Dollar Thrifty Automotive Group, Inc. (I)	700	$51,618
		253,533
Trading Companies & Distributors - 0.64%
Aircastle, Ltd. (L)	43,300	550,776
W.W. Grainger, Inc. (L)	12,500	1,920,625
		2,471,401
		41,938,902
Information Technology - 17.56%
Communications Equipment - 1.24%
Comtech Telecommunications Corp. (L)	26,100	731,844
EchoStar Corp., Class A (I)	27,700	1,009,111
Motorola Solutions, Inc. (I)	41,900	1,929,076
Polycom, Inc. (I)	17,600	1,131,680
		4,801,711
Computers & Peripherals - 2.28%
Apple, Inc. (I)	12,526	4,204,602
Dell, Inc. (I)	51,500	858,505
EMC Corp. (I)	59,400	1,636,470
Imation Corp. (I)	11,600	109,504
Lexmark International, Inc., Class A (I)	10,000	292,600
QLogic Corp. (I)(L)	28,000	445,760
Silicon Graphics International Corp. (I)(L)	3,000	51,600
Western Digital Corp. (I)	33,600	1,222,368
		8,821,409
Electronic Equipment, Instruments & Components - 1.96%
Anixter International, Inc. (L)	7,300	476,982
Arrow Electronics, Inc. (I)	21,944	910,676
AVX Corp.	15,400	234,696
Corning, Inc.	37,600	682,440
Multi-Fineline Electronix, Inc. (I)	9,000	194,490
Tech Data Corp. (I)(L)	54,806	2,679,465
Vishay Intertechnology, Inc. (I)	157,800	2,373,312
		7,552,061
Internet Software & Services - 1.54%
AOL, Inc. (I)(L)	28,700	569,982
Earthlink, Inc.	19,100	146,975
IAC/InterActiveCorp (I)	130,200	4,969,734
ValueClick, Inc. (I)	15,600	258,960
		5,945,651
IT Services - 4.70%
Automatic Data Processing, Inc.	31,100	1,638,348
CACI International, Inc., Class A (I)(L)	8,000	504,640
Computer Sciences Corp.	65,939	2,503,044
Fiserv, Inc. (I)	34,900	2,185,787
Global Payments, Inc.	5,300	270,300
International Business Machines Corp.	59,455	10,199,505
TeleTech Holdings, Inc. (I)	2,500	52,700
Visa, Inc., Class A	9,700	817,322
		18,171,646
Semiconductors & Semiconductor Equipment - 3.75%
Altera Corp.	109,600	5,079,960
Analog Devices, Inc.	31,600	1,236,824
Cypress Semiconductor Corp. (I)	35,600	752,584
Fairchild Semiconductor International, Inc. (I)	25,600	427,776
GT Solar International, Inc. (I)(L)	78,000	1,263,600
Intel Corp.	129,900	2,878,584
KLA-Tencor Corp.	36,900	1,493,712
Micron Technology, Inc. (I)	85,400	638,792
Photronics, Inc. (I)(L)	86,200	$730,114
		14,501,946
Software - 2.09%
ACI Worldwide, Inc. (I)	2,800	94,556
CA, Inc.	45,400	1,036,936
Interactive Intelligence Group (I)	1,200	42,120
Magma Design Automation, Inc. (I)(L)	7,900	63,121
MICROS Systems, Inc. (I)	4,700	233,637
Microsoft Corp.	12,107	314,782
Opnet Technologies, Inc.	1,900	77,786
Oracle Corp.	159,400	5,245,854
TeleNav, Inc. (I)	2,900	51,417
TIBCO Software, Inc. (I)	31,200	905,424
		8,065,633
		67,860,057
Materials - 5.14%
Chemicals - 3.09%
CF Industries Holdings, Inc.	14,500	2,054,215
E.I. du Pont de Nemours & Company	30,600	1,653,930
Eastman Chemical Company	26,100	2,664,027
Ferro Corp. (I)(L)	20,100	270,144
Georgia Gulf Corp. (I)	18,200	439,348
Kraton Performance Polymers, Inc. (I)	2,500	97,925
Minerals Technologies, Inc.	900	59,661
OM Group, Inc. (I)	27,200	1,105,408
PPG Industries, Inc.	16,900	1,534,351
Rockwood Holdings, Inc. (I)	12,300	680,067
The Dow Chemical Company	9,400	338,400
W.R. Grace & Company (I)	6,100	278,343
Westlake Chemical Corp.	14,600	757,740
		11,933,559
Containers & Packaging - 0.24%
Boise, Inc.	118,100	919,999
Metals & Mining - 0.53%
Freeport-McMoRan Copper & Gold, Inc.	38,700	2,047,230
Paper & Forest Products - 1.28%
Buckeye Technologies, Inc.	4,800	129,504
Clearwater Paper Corp. (I)	4,900	334,572
Domtar Corp.	25,600	2,424,832
International Paper Company	66,800	1,991,976
KapStone Paper and Packaging Corp. (I)	5,700	94,449
		4,975,333
		19,876,121
Telecommunication Services - 3.75%
Diversified Telecommunication Services - 2.97%
AT&T, Inc.	124,600	3,913,686
Verizon Communications, Inc.	203,000	7,557,631
		11,471,317
Wireless Telecommunication Services - 0.78%
Sprint Nextel Corp. (I)	355,500	1,916,145
Telephone & Data Systems, Inc.	30,500	947,940
USA Mobility, Inc. (L)	11,100	169,386
		3,033,471
		14,504,788
Utilities - 2.64%
Electric Utilities - 0.90%
Duke Energy Corp. (L)	180,700	3,402,581

The accompanying notes are an integral part of the financial statements.

3

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
PNM Resources, Inc.	3,600	$60,264
		3,462,845
Independent Power Producers & Energy Traders - 0.58%
NRG Energy, Inc. (I)	91,900	2,258,902
Multi-Utilities - 1.16%
Ameren Corp.	155,400	4,481,736
		10,203,483
TOTAL COMMON STOCKS (Cost $353,489,528)		$383,696,206

SECURITIES LENDING COLLATERAL - 11.20%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	4,327,098	43,305,163
TOTAL SECURITIES LENDING
COLLATERAL (Cost $43,304,591)		$43,305,163

SHORT-TERM INVESTMENTS - 0.52%
Money Market Funds - 0.52%
State Street Institutional Liquid Reserves
Fund, 0.1511% (Y)	$1,993,212	$1,993,212
TOTAL SHORT-TERM INVESTMENTS (Cost $1,993,212)		$1,993,212
Total Investments (All Cap Core Trust)
(Cost $398,787,331) - 111.00%		$428,994,581
Other assets and liabilities, net - (11.00%)		(42,523,875)
TOTAL NET ASSETS - 100.00%		$386,470,706

All Cap Value Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.70%
Consumer Discretionary - 10.00%
Automobiles - 1.34%
Ford Motor Company (I)	437,465	$6,032,642
Household Durables - 1.35%
Fortune Brands, Inc.	82,132	5,237,558
Harman International Industries, Inc.	19,083	869,612
		6,107,170
Media - 6.30%
Omnicom Group, Inc.	184,431	8,882,197
The Interpublic Group of Companies, Inc.	740,500	9,256,250
The Walt Disney Company	82,251	3,211,079
Time Warner, Inc.	195,500	7,110,335
		28,459,861
Multiline Retail - 0.28%
Macy’s, Inc.	42,500	1,242,700
Specialty Retail - 0.73%
Guess?, Inc.	37,000	1,556,220
Penske Automotive Group, Inc. (L)	77,500	1,762,350
		3,318,570
		45,160,943
Consumer Staples - 7.24%
Beverages - 1.62%
Diageo PLC, ADR	48,100	3,937,947
PepsiCo, Inc.	22,300	1,570,589
The Coca-Cola Company	27,043	$1,819,723
		7,328,259
Food & Staples Retailing - 1.38%
CVS Caremark Corp.	165,200	6,208,216
Food Products - 3.66%
Archer-Daniels-Midland Company	271,334	8,180,720
Bunge, Ltd.	120,755	8,326,057
		16,506,777
Household Products - 0.58%
Colgate-Palmolive Company	30,200	2,639,782
		32,683,034
Energy - 18.47%
Energy Equipment & Services - 2.89%
Baker Hughes, Inc.	18,500	1,342,360
Gulfmark Offshore, Inc., Class A (I)	25,830	1,141,428
Halliburton Company	130,859	6,673,809
Superior Energy Services, Inc. (I)	55,310	2,054,213
Tidewater, Inc. (L)	34,000	1,829,540
		13,041,350
Oil, Gas & Consumable Fuels - 15.58%
Anadarko Petroleum Corp.	111,800	8,581,768
Apache Corp.	23,690	2,923,109
Chevron Corp.	50,365	5,179,537
CONSOL Energy, Inc.	30,400	1,473,792
Devon Energy Corp.	53,300	4,200,573
El Paso Corp.	282,006	5,696,521
EQT Corp.	83,439	4,382,216
Exxon Mobil Corp.	247,618	20,151,153
Forest Oil Corp. (I)	119,400	3,189,174
Imperial Oil, Ltd.	58,000	2,702,220
QEP Resources, Inc.	67,817	2,836,785
Range Resources Corp.	82,000	4,551,000
Southwestern Energy Company (I)(L)	104,800	4,493,824
		70,361,672
		83,403,022
Financials - 15.77%
Capital Markets - 6.86%
Affiliated Managers Group, Inc. (I)	34,100	3,459,445
Invesco, Ltd.	132,126	3,091,748
Lazard, Ltd., Class A	175,900	6,525,890
LPL Investment Holdings, Inc. (I)	131,900	4,512,299
State Street Corp.	220,144	9,926,293
The Charles Schwab Corp.	84,900	1,396,605
The Goldman Sachs Group, Inc.	15,400	2,049,586
		30,961,866
Commercial Banks - 5.37%
City National Corp. (L)	59,636	3,235,253
Commerce Bancshares, Inc.	49,436	2,125,748
Cullen/Frost Bankers, Inc. (L)	69,851	3,971,029
PNC Financial Services Group, Inc.	113,000	6,735,930
Signature Bank (I)	38,700	2,213,640
TCF Financial Corp. (L)	124,764	1,721,743
Wells Fargo & Company	151,736	4,257,712
		24,261,055
Diversified Financial Services - 0.82%
JPMorgan Chase & Company	90,424	3,701,959
Insurance - 2.72%
Berkshire Hathaway, Inc., Class B (I)	87,215	6,749,569

The accompanying notes are an integral part of the financial statements.

4

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

All Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Marsh & McLennan Companies, Inc.	177,700	$5,542,463
		12,292,032
		71,216,912
Health Care - 21.25%
Biotechnology - 4.27%
Amgen, Inc. (I)	161,449	9,420,549
Celgene Corp. (I)	121,400	7,322,848
Human Genome Sciences, Inc. (I)	61,055	1,498,290
Onyx Pharmaceuticals, Inc. (I)	29,100	1,027,230
		19,268,917
Health Care Equipment & Supplies - 4.37%
Kinetic Concepts, Inc. (I)(L)	77,700	4,477,851
NuVasive, Inc. (I)(L)	140,200	4,609,776
St. Jude Medical, Inc.	54,500	2,598,560
The Cooper Companies, Inc. (L)	18,697	1,481,550
Zimmer Holdings, Inc. (I)	104,200	6,585,440
		19,753,177
Health Care Providers & Services - 5.76%
Express Scripts, Inc. (I)	102,200	5,516,756
HCA Holdings, Inc. (I)	89,484	2,952,972
Humana, Inc.	55,988	4,509,274
McKesson Corp.	53,922	4,510,575
UnitedHealth Group, Inc.	165,600	8,541,648
		26,031,225
Life Sciences Tools & Services - 2.15%
Charles River
Laboratories International, Inc. (I)	54,200	2,203,230
Thermo Fisher Scientific, Inc. (I)	116,666	7,512,124
		9,715,354
Pharmaceuticals - 4.70%
Merck & Company, Inc.	30,400	1,072,816
Teva Pharmaceutical Industries, Ltd., ADR	166,830	8,044,543
Warner Chilcott PLC, Class A	280,800	6,775,704
Watson Pharmaceuticals, Inc. (I)	77,448	5,323,001
		21,216,064
		95,984,737
Industrials - 11.48%
Aerospace & Defense - 3.33%
Goodrich Corp.	24,975	2,385,113
Rockwell Collins, Inc.	87,900	5,422,551
United Technologies Corp.	81,900	7,248,969
		15,056,633
Airlines - 0.69%
Southwest Airlines Company (L)	271,600	3,101,672
Machinery - 7.05%
Dover Corp.	74,700	5,064,660
Eaton Corp.	64,978	3,343,118
Kennametal, Inc.	74,282	3,135,443
Pall Corp.	79,680	4,480,406
Parker Hannifin Corp.	32,305	2,899,051
Robbins & Myers, Inc.	23,329	1,232,938
SPX Corp.	36,400	3,008,824
Trinity Industries, Inc. (L)	170,760	5,956,109
WABCO Holdings, Inc. (I)	39,000	2,693,340
		31,813,889
Road & Rail - 0.41%
Kansas City Southern (I)	31,455	$1,866,225
		51,838,419
Information Technology - 6.09%
Computers & Peripherals - 0.21%
EMC Corp. (I)	34,514	950,861
Electronic Equipment, Instruments & Components - 0.07%
FLIR Systems, Inc.	9,700	326,987
IT Services - 2.43%
Accenture PLC, Class A	50,227	3,034,715
MasterCard, Inc., Class A	13,009	3,920,132
The Western Union Company	200,527	4,016,556
		10,971,403
Office Electronics - 0.05%
Zebra Technologies Corp., Class A (I)	4,800	202,416
Semiconductors & Semiconductor Equipment - 1.60%
Intel Corp.	182,100	4,035,336
Texas Instruments, Inc.	97,800	3,210,774
		7,246,110
Software - 1.73%
Adobe Systems, Inc. (I)	160,606	5,051,059
Intuit, Inc. (I)	53,200	2,758,952
		7,810,011
		27,507,788
Materials - 6.10%
Chemicals - 2.38%
Air Products & Chemicals, Inc.	54,926	5,249,827
LyondellBasell Industries NV, Class A	142,900	5,504,508
		10,754,335
Containers & Packaging - 0.21%
Greif, Inc., Class A	14,734	958,152
Metals & Mining - 2.66%
Agnico Eagle Mines, Ltd.	21,237	1,340,692
Barrick Gold Corp.	133,823	6,060,844
Carpenter Technology Corp.	15,400	888,272
Reliance Steel & Aluminum Company	75,179	3,732,637
		12,022,445
Paper & Forest Products - 0.85%
International Paper Company	128,900	3,843,798
		27,578,730
Utilities - 1.30%
Electric Utilities - 1.30%
NextEra Energy, Inc.	102,420	5,885,054
TOTAL COMMON STOCKS (Cost $384,037,891)		$441,258,639

SECURITIES LENDING COLLATERAL - 3.13%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	1,410,522	14,116,365
TOTAL SECURITIES LENDING
COLLATERAL (Cost $14,116,123)		$14,116,365

The accompanying notes are an integral part of the financial statements.

5

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

All Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 5.47%
Repurchase Agreement - 5.47%
Repurchase Agreement with State Street Corp. dated 06/30/2011 at 0.010% to be repurchased at $24,708,007 on 07/01/2011, collateralized by $25,015,000 Federal Home Loan Mortgage Corp., 3.500% due 08/18/2020 (valued at $25,202,613, including interest).	$24,708,000	$24,708,000
TOTAL SHORT-TERM INVESTMENTS (Cost $24,708,000)		$24,708,000
Total Investments (All Cap Value Trust)
(Cost $422,862,014) - 106.30%		$480,083,004
Other assets and liabilities, net - (6.30%)		(28,442,805)
TOTAL NET ASSETS - 100.00%		$451,640,199

Alpha Opportunities Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.73%
Consumer Discretionary - 15.57%
Auto Components - 1.51%
Cie Generale des Etablissements Michelin	14,856	$1,452,984
Dana Holding Corp. (I)	61,510	1,125,633
Johnson Controls, Inc.	34,540	1,438,936
Modine Manufacturing Company (I)	276,929	4,256,399
SAF-Holland SA (I)	64,716	805,863
Stoneridge, Inc. (I)	103,770	1,529,570
Tenneco, Inc. (I)(L)	61,870	2,726,611
The Goodyear Tire & Rubber Company (I)	56,180	942,139
		14,278,135
Automobiles - 0.24%
Fiat SpA	148,311	1,628,253
Ford Motor Company (I)	16,300	224,777
Hyundai Motor Company, Ltd.	1,898	423,843
		2,276,873
Distributors - 0.02%
Jardine Cycle and Carriage, Ltd.	6,000	210,881
Diversified Consumer Services - 1.04%
Coinstar, Inc. (I)(L)	11,660	635,936
Estacio Participacoes SA	111,010	1,422,612
ITT Educational Services, Inc. (I)(L)	8,000	625,920
Weight Watchers International, Inc.	94,323	7,118,557
		9,803,025
Hotels, Restaurants & Leisure - 0.39%
McDonald’s Corp.	22,170	1,869,374
Starbucks Corp.	13,100	517,319
Wynn Macau, Ltd.	155,600	513,656
Wynn Resorts, Ltd.	5,100	732,054
		3,632,403
Household Durables - 1.79%
Furniture Brands International, Inc. (I)	156,500	647,910
KB Home (L)	226,140	2,211,649
Lennar Corp., Class A (L)	108,270	1,965,101
PDG Realty SA Empreendimentos
e Participacoes	96,620	544,190
Pulte Group, Inc. (I)(L)	486,140	3,723,832
SodasStream International, Ltd. (I)(L)	16,410	997,892
Tempur-Pedic International, Inc. (I)	100,380	$6,807,772
		16,898,346
Internet & Catalog Retail - 0.91%
Amazon.com, Inc. (I)	14,900	3,046,901
Netflix, Inc. (I)(L)	13,670	3,590,972
priceline.com, Inc. (I)	3,800	1,945,334
		8,583,207
Leisure Equipment & Products - 1.62%
Brunswick Corp. (L)	531,586	10,844,354
Mattel, Inc.	161,517	4,440,102
		15,284,456
Media - 2.16%
Cablevision Systems Corp., Class A	9,300	336,753
CBS Corp., Class B	32,000	911,680
Comcast Corp., Class A	293,763	7,443,954
Comcast Corp., Special Class A	198,810	4,817,166
DIRECTV, Class A (I)	16,410	833,956
Sirius XM Radio, Inc. (I)(L)	406,400	890,016
The Walt Disney Company	130,400	5,090,816
		20,324,341
Multiline Retail - 0.89%
Golden Eagle Retail Group, Ltd.	185,010	473,159
Maoye International Holdings, Ltd.	1,313,180	657,717
Nordstrom, Inc.	20,850	978,699
Target Corp.	133,740	6,273,743
		8,383,318
Specialty Retail - 2.92%
Belle International Holdings, Ltd.	226,000	479,579
Express, Inc.	45,900	1,000,620
Guess?, Inc. (L)	11,700	492,102
Home Depot, Inc.	108,886	3,943,851
Lowe’s Companies, Inc.	476,627	11,110,175
Ross Stores, Inc.	52,500	4,206,300
Staples, Inc.	110,010	1,738,158
Talbots, Inc. (I)(L)	459,060	1,533,260
Tiffany & Company	4,100	321,932
Ulta Salon Cosmetics & Fragrance, Inc. (I)(L)	41,480	2,678,778
		27,504,755
Textiles, Apparel & Luxury Goods - 2.08%
Coach, Inc.	6,900	441,117
CROCS, Inc. (I)	70,660	1,819,495
Fossil, Inc. (I)	20,790	2,447,399
Hanesbrands, Inc. (I)	293,426	8,377,312
Lululemon Athletica, Inc. (I)	30,640	3,426,165
Pandora A/S (L)	97,300	3,076,117
		19,587,605
		146,767,345
Consumer Staples - 7.60%
Beverages - 1.41%
Anheuser-Busch InBev NV	20,064	1,163,413
Dr. Pepper Snapple Group, Inc.	9,700	406,721
PepsiCo, Inc.	152,010	10,706,064
Primo Water Corp. (I)	72,200	1,038,958
		13,315,156
Food & Staples Retailing - 1.42%
CVS Caremark Corp.	185,806	6,982,589
Sysco Corp.	204,831	6,386,631
		13,369,220

The accompanying notes are an integral part of the financial statements.

6

John Hancock Variable Insurance Trust (Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products - 3.85%
Asian Bamboo AG (L)	39,168	$1,476,717
China Agri-Industries Holdings, Ltd.	1,802,112	1,916,302
China Green Holdings, Ltd. (L)	2,495,390	1,610,937
China Minzhong Food Corp. Ltd. (I)	1,146,520	1,405,630
General Mills, Inc.	71,836	2,673,736
Green Mountain Coffee Roasters, Inc. (I)(L)	211,135	18,845,903
Kraft Foods, Inc., Class A	126,590	4,459,766
PureCircle, Ltd. (I)(L)	839,427	1,192,305
Smithfield Foods, Inc. (I)(L)	124,610	2,725,221
		36,306,517
Household Products - 0.55%
Colgate-Palmolive Company	59,104	5,166,281
Tobacco - 0.37%
Philip Morris International, Inc.	51,780	3,457,351
		71,614,525
Energy - 9.52%
Energy Equipment & Services - 0.50%
Ensco International PLC, ADR	45,120	2,404,896
Hornbeck Offshore Services, Inc. (I)(L)	38,360	1,054,900
Noble Corp. (L)	32,900	1,296,589
		4,756,385
Oil, Gas & Consumable Fuels - 9.02%
Alpha Natural Resources, Inc. (I)	70,577	3,207,019
Anadarko Petroleum Corp.	134,360	10,313,474
BG Group PLC (I)	203,051	4,608,354
BP PLC, ADR	13,400	593,486
Bumi PLC (I)	82,494	1,535,399
Bumi Resources Tbk PT	4,112,568	1,419,302
Cabot Oil & Gas Corp. (L)	29,830	1,978,027
Cheniere Energy, Inc. (I)(L)	136,920	1,254,187
Chesapeake Energy Corp.	105,670	3,137,342
Chevron Corp.	31,090	3,197,296
Cobalt International Energy, Inc. (I)	204,855	2,792,174
ConocoPhillips	16,830	1,265,448
CONSOL Energy, Inc.	43,080	2,088,518
EOG Resources, Inc.	13,260	1,386,333
Exxon Mobil Corp.	60,430	4,917,793
Gazprom OAO, ADR	299,074	4,351,527
Inpex Corp.	120	885,928
James River Coal Company (I)(L)	68,007	1,415,906
Karoon Gas Australia, Ltd. (I)	343,617	1,936,986
Kior, Inc., Class A (I)	24,900	377,235
Occidental Petroleum Corp.	28,021	2,915,305
Paladin Resources, Ltd. (I)	259,540	706,550
Peabody Energy Corp.	36,800	2,167,888
Petroleo Brasileiro SA, ADR	220,741	7,474,290
Rosetta Resources, Inc. (I)(L)	35,670	1,838,432
Royal Dutch Shell PLC, ADR, Class B	41,310	2,963,993
Statoil ASA, ADR (L)	103,270	2,628,222
Ultra Petroleum Corp. (I)	136,611	6,256,784
Uranium One, Inc. (L)	253,630	699,524
Vallares PLC (I)	178,217	2,874,597
Venoco, Inc. (I)	50,970	649,358
Whiting Petroleum Corp. (I)	20,600	1,172,346
		85,009,023
		89,765,408
Financials - 9.07%
Capital Markets - 1.89%
Ameriprise Financial, Inc.	18,500	1,067,080
BlackRock, Inc.	19,190	3,680,834
Credit Suisse Group AG (I)	17,266	671,100
Credit Suisse Group AG, ADR	36,720	$1,432,814
Invesco, Ltd.	113,110	2,646,774
The Goldman Sachs Group, Inc.	4,300	572,287
UBS AG (I)	347,547	6,346,208
UBS AG (Swiss Exchange) (I)	77,140	1,406,656
		17,823,753
Commercial Banks - 2.53%
Barclays PLC	418,741	1,723,625
Mitsubishi UFJ Financial Group	233,190	1,135,233
PNC Financial Services Group, Inc.	48,174	2,871,652
U.S. Bancorp	102,970	2,626,765
UCO Bank	263,390	565,366
Wells Fargo & Company	530,829	14,895,062
		23,817,703
Consumer Finance - 0.21%
Acom Company, Ltd. (I)	122,320	2,029,986
Diversified Financial Services - 2.02%
Bank of America Corp.	267,641	2,933,345
Great American Group, Inc. (I)	392,600	98,150
ING Groep NV (I)	141,474	1,745,124
JPMorgan Chase & Company	181,443	7,428,276
Justice Holdings, Ltd. (I)	249,867	3,930,187
PHH Corp. (I)(L)	110,550	2,268,486
The NASDAQ OMX Group, Inc. (I)	25,850	654,005
		19,057,573
Insurance - 1.92%
ACE, Ltd.	46,690	3,073,136
Ageas	720,172	1,952,894
Assured Guaranty, Ltd.	48,400	789,404
Fidelity National Financial, Inc., Class A	142,260	2,239,172
Genworth Financial, Inc., Class A (I)	63,000	647,640
Hartford Financial Services Group, Inc.	16,800	443,016
Marsh & McLennan Companies, Inc.	162,530	5,069,311
Unum Group	153,488	3,910,874
		18,125,447
Real Estate Investment Trusts - 0.22%
Weyerhaeuser Company	93,000	2,032,980
Real Estate Management & Development - 0.05%
Wheelock and Company, Ltd.	106,000	430,247
Thrifts & Mortgage Finance - 0.23%
MGIC Investment Corp. (I)	146,234	870,092
Radian Group, Inc. (L)	306,100	1,294,803
		2,164,895
		85,482,584
Health Care - 13.25%
Biotechnology - 1.33%
Amgen, Inc. (I)	71,840	4,191,864
Biogen Idec, Inc. (I)	6,300	673,596
Celgene Corp. (I)	56,080	3,382,746
Gilead Sciences, Inc. (I)	19,800	819,918
Novavax, Inc. (I)(L)	826,210	1,668,944
Regeneron Pharmaceuticals, Inc. (I)(L)	22,480	1,274,841
Vertex Pharmaceuticals, Inc. (I)	11,000	571,890
		12,583,799
Health Care Equipment & Supplies - 3.90%
Covidien PLC	16,400	872,972
Edwards Lifesciences Corp. (I)	133,540	11,642,017
Gen-Probe, Inc. (I)(L)	94,400	6,527,760
Hologic, Inc. (I)	384,750	7,760,408

The accompanying notes are an integral part of the financial statements.

7

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Intuitive Surgical, Inc. (I)(L)	2,500	$930,275
Medtronic, Inc.	183,142	7,056,461
St. Jude Medical, Inc.	10,300	491,104
Zoll Medical Corp. (I)(L)	25,600	1,450,496
		36,731,493
Health Care Providers & Services - 3.44%
Cardinal Health, Inc.	25,800	1,171,836
Catalyst Health Solutions, Inc. (I)	98,900	5,520,598
CIGNA Corp.	98,700	5,076,141
Express Scripts, Inc. (I)	155,130	8,373,917
UnitedHealth Group, Inc.	222,476	11,475,312
Universal Health Services, Inc., Class B	16,200	834,786
		32,452,590
Health Care Technology - 0.74%
Careview Communications, Inc. (I)(L)	762,750	1,319,558
SXC Health Solutions Corp. (I)	96,350	5,676,942
		6,996,500
Life Sciences Tools & Services - 1.25%
Agilent Technologies, Inc. (I)	110,400	5,642,544
Pharmaceutical Product Development, Inc.	189,860	5,095,842
Thermo Fisher Scientific, Inc. (I)	15,900	1,023,801
		11,762,187
Pharmaceuticals - 2.59%
AstraZeneca PLC, ADR (L)	32,400	1,622,268
Elan Corp. PLC, ADR (I)	166,553	1,893,708
Endo Pharmaceuticals Holdings, Inc. (I)(L)	17,900	719,043
Forest Laboratories, Inc. (I)	7,200	283,248
Johnson & Johnson	50,910	3,386,533
Merck & Company, Inc.	165,750	5,849,318
Pfizer, Inc.	403,752	8,317,291
Teva Pharmaceutical Industries, Ltd., ADR	9,500	458,090
UCB SA	42,234	1,897,754
		24,427,253
		124,953,822
Industrials - 11.28%
Aerospace & Defense - 3.57%
BE Aerospace, Inc. (I)	68,290	2,786,915
DigitalGlobe, Inc. (I)	169,313	4,302,243
Esterline Technologies Corp. (I)	14,100	1,077,240
General Dynamics Corp.	104,263	7,769,679
Goodrich Corp.	14,110	1,347,505
Honeywell International, Inc.	23,140	1,378,913
Northrop Grumman Corp.	104,370	7,238,060
Precision Castparts Corp.	5,600	922,040
Raytheon Company	16,150	805,078
Safran SA	87,746	3,747,630
The Boeing Company	5,700	421,401
TransDigm Group, Inc. (I)	20,210	1,842,950
		33,639,654
Air Freight & Logistics - 0.14%
United Parcel Service, Inc., Class B	17,700	1,290,861
Airlines - 1.06%
AirAsia BHD	2,250,961	2,626,207
Cathay Pacific Airways, Ltd.	479,930	1,116,255
Copa Holdings SA, Class A	28,560	1,906,094
Delta Air Lines, Inc. (I)	476,431	4,368,872
		10,017,428
Building Products - 0.06%
Assa Abloy AB, Series B	21,256	571,297
Commercial Services & Supplies - 0.70%
Corrections Corp. of America (I)	81,090	$1,755,599
SYKES Enterprises, Inc. (I)(L)	72,260	1,555,758
The Geo Group, Inc. (I)(L)	85,845	1,977,010
Waste Management, Inc.	36,415	1,357,187
		6,645,554
Construction & Engineering - 0.79%
Aecom Technology Corp. (I)	238,590	6,523,051
Fluor Corp.	14,170	916,232
		7,439,283
Electrical Equipment - 0.06%
AMETEK, Inc.	13,500	606,150
Industrial Conglomerates - 0.82%
3M Company	45,192	4,286,461
Tyco International, Ltd.	69,730	3,446,754
		7,733,215
Machinery - 2.48%
Chart Industries, Inc. (I)(L)	38,540	2,080,389
Cummins, Inc.	5,000	517,450
Deutz AG (I)	68,070	672,174
Fiat Industrial SpA (I)	156,214	2,019,497
Flowserve Corp.	6,250	686,813
Hexagon AB	28,771	708,569
Illinois Tool Works, Inc.	68,600	3,875,214
Joy Global, Inc.	4,300	409,532
Meritor, Inc. (I)	143,716	2,305,205
Navistar International Corp. (I)	24,450	1,380,447
Pall Corp.	10,800	607,284
Stanley Black & Decker, Inc.	54,802	3,948,484
United Tractors Tbk PT	105,954	308,497
Volvo AB, Series B	92,867	1,622,482
Wabash National Corp. (I)(L)	72,460	678,950
WABCO Holdings, Inc. (I)	22,450	1,550,397
		23,371,384
Road & Rail - 1.20%
Avis Budget Group, Inc. (I)(L)	77,550	1,325,330
Con-way, Inc.	41,780	1,621,482
Hertz Global Holdings, Inc. (I)(L)	64,550	1,025,054
J.B. Hunt Transport Services, Inc.	65,790	3,098,051
Ryder Systems, Inc.	29,590	1,682,192
Swift Transporation Company (I)	141,160	1,912,718
Union Pacific Corp.	5,800	605,520
		11,270,347
Trading Companies & Distributors - 0.40%
United Rentals, Inc. (I)(L)	118,498	3,009,849
WESCO International, Inc. (I)(L)	13,900	751,851
		3,761,700
		106,346,873
Information Technology - 21.32%
Communications Equipment - 4.41%
Acme Packet, Inc. (I)(L)	53,290	3,737,228
ADTRAN, Inc.	82,400	3,189,704
Alcatel-Lucent, ADR (I)(L)	528,820	3,051,291
Aruba Networks, Inc. (I)(L)	51,150	1,511,483
Cisco Systems, Inc.	699,544	10,919,882
Finisar Corp. (I)	85,190	1,535,976
HUGHES Telematics, Inc. (I)(L)	21,300	48,990
JDS Uniphase Corp. (I)	61,100	1,017,926
Juniper Networks, Inc. (I)	32,360	1,019,340
Nokia OYJ, ADR (L)	200,980	1,290,292
Polycom, Inc. (I)	151,985	9,772,636

The accompanying notes are an integral part of the financial statements.

8

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Qualcomm, Inc.	73,610	$4,180,312
ZTE Corp., Class H	81,280	294,767
		41,569,827
Computers & Peripherals - 2.43%
Apple, Inc. (I)	35,310	11,852,508
EMC Corp. (I)	401,750	11,068,213
		22,920,721
Electronic Equipment, Instruments & Components - 0.73%
Hon Hai Precision Industry Company, Ltd.	195,030	672,738
Jabil Circuit, Inc.	255,510	5,161,302
Universal Display Corp. (I)	29,210	1,024,979
		6,859,019
Internet Software & Services - 2.54%
Baidu, Inc., ADR (I)	7,020	983,713
Dena Company, Ltd.	26,400	1,138,556
eBay, Inc. (I)	512,090	16,525,144
Google, Inc., Class A (I)	1,650	835,527
KIT Digital, Inc. (I)(L)	250,260	2,988,104
LinkedIn Corp. Class A (I)	7,640	688,288
Support.com, Inc. (I)	169,390	813,072
		23,972,404
IT Services - 2.55%
Automatic Data Processing, Inc.	83,765	4,412,740
Gartner, Inc. (I)	56,600	2,280,414
Sapient Corp. (I)(L)	106,118	1,594,954
Teradata Corp. (I)	68,760	4,139,352
The Western Union Company	579,274	11,602,858
		24,030,318
Semiconductors & Semiconductor Equipment - 4.38%
Altera Corp.	75,430	3,496,181
Analog Devices, Inc.	72,660	2,843,912
ARM Holdings PLC	280,834	2,656,007
ASML Holding NV, NASDAQ Global Select
Market Shares	14,600	539,616
Avago Technologies, Ltd.	137,080	5,209,040
Broadcom Corp., Class A (I)	28,280	951,339
Cavium, Inc. (I)(L)	65,990	2,876,504
Cree, Inc. (I)(L)	38,490	1,292,879
GT Solar International, Inc. (I)(L)	102,710	1,663,902
Intel Corp.	77,090	1,708,314
Lam Research Corp. (I)	10,000	442,800
Maxim Integrated Products, Inc.	90,770	2,320,081
Micron Technology, Inc. (I)	155,732	1,164,875
Microsemi Corp. (I)	33,370	684,085
Netlogic Microsystems, Inc. (I)	9,500	383,990
NVIDIA Corp. (I)(L)	62,290	992,591
Samsung Electronics Company, Ltd.	1,329	1,032,951
Skyworks Solutions, Inc. (I)	331,680	7,622,006
Ultratech, Inc. (I)(L)	44,290	1,345,530
Xilinx, Inc. (L)	56,310	2,053,626
		41,280,229
Software - 4.28%
Ariba, Inc. (I)	52,270	1,801,747
BMC Software, Inc. (I)	11,100	607,170
BroadSoft, Inc. (I)	44,110	1,681,914
Cadence Design Systems, Inc. (I)(L)	490,960	5,184,538
Citrix Systems, Inc. (I)	37,710	3,016,800
Glu Mobile Inc. (I)(L)	292,530	1,541,633
Microsoft Corp.	171,690	4,463,940
MicroStrategy, Inc., Class A (I)	8,310	1,351,871
Oracle Corp.	141,200	4,646,892
QLIK Technologies, Inc. (I)	52,800	$1,798,368
Rovi Corp. (I)	35,630	2,043,737
Salesforce.com, Inc. (I)	6,300	938,574
TIBCO Software, Inc. (I)	211,230	6,129,895
TiVo, Inc. (I)(L)	120,060	1,235,417
VMware, Inc., Class A (I)	39,190	3,928,014
		40,370,510
		201,003,028
Materials - 6.12%
Chemicals - 1.93%
CF Industries Holdings, Inc.	12,410	1,758,125
Huabao International Holdings, Ltd.	946,070	862,580
Incitec Pivot, Ltd.	551,565	2,298,534
Methanex Corp.	70,211	2,203,221
Potash Corp. of Saskatchewan, Inc.	13,000	740,870
Sociedad Quimica y Minera de
Chile SA, ADR (L)	15,880	1,027,753
The Mosaic Company	136,890	9,271,560
		18,162,643
Construction Materials - 0.04%
Anhui Conch Cement Company, Ltd.	81,500	386,091
Containers & Packaging - 0.86%
Graphic Packaging Holding Company (I)	274,808	1,494,956
Owens-Illinois, Inc. (I)	258,265	6,665,820
		8,160,776
Metals & Mining - 2.87%
Allegheny Technologies, Inc. (L)	13,700	869,539
Allied Nevada Gold Corp. (I)(L)	48,300	1,708,371
AngloGold Ashanti, Ltd., ADR (L)	47,090	1,982,018
Barrick Gold Corp.	24,100	1,091,489
CGA Mining, Ltd. (I)	383,123	1,187,763
China Metal Recycling Holdings, Ltd.	931,410	1,146,774
Detour Gold Corp. (I)	77,370	2,242,202
Fortescue Metals Group, Ltd.	150,120	1,029,695
Freeport-McMoRan Copper & Gold, Inc.	8,470	448,063
Goldcorp, Inc.	8,500	410,295
IAMGOLD Corp.	21,000	393,960
Iluka Resources, Ltd.	113,234	2,054,217
Ivanhoe Mines, Ltd. (I)	40,010	1,010,984
Kenmare Resources Plc (I)	1,222,287	1,156,476
Lynas Corp., Ltd. (I)	472,194	929,954
Medusa Mining, Ltd.	92,784	658,592
Molycorp, Inc. (I)(L)	24,880	1,519,173
Mongolian Mining Corp. (I)	446,790	551,455
Nucor Corp.	35,980	1,483,096
Perseus Mining, Ltd. (I)	199,654	562,939
Romarco Minerals, Inc. (I)	387,060	658,177
Silver Wheaton Corp.	42,340	1,397,220
Sumitomo Metal Industries, Ltd.	496,040	1,115,678
Walter Energy, Inc.	5,040	583,632
Xstrata PLC	38,860	857,010
		27,048,772
Paper & Forest Products - 0.42%
Louisiana-Pacific Corp. (I)(L)	173,530	1,412,534
Norbord, Inc. (I)	154,150	1,935,566
Sino-Forest Corp. (I)(L)	174,525	579,066
		3,927,166
		57,685,448

The accompanying notes are an integral part of the financial statements.

9

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 0.66%
Diversified Telecommunication Services - 0.27%
AT&T, Inc.	82,030	$2,576,562
Wireless Telecommunication Services - 0.39%
Softbank Corp.	21,800	825,670
Sprint Nextel Corp. (I)	517,989	2,791,961
		3,617,631
		6,194,193
Utilities - 0.34%
Gas Utilities - 0.34%
UGI Corp.	101,080	3,223,441
TOTAL COMMON STOCKS (Cost $820,262,564)		$893,036,667

INVESTMENT COMPANIES - 0.37%
SPDR S&P Midcap 400 ETF Trust	10,700	1,898,180
Utilities Select Sector SPDR Fund (L)	48,900	1,637,172
TOTAL INVESTMENT COMPANIES (Cost $3,218,687)		$3,535,352

SECURITIES LENDING COLLATERAL - 9.75%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	9,182,709	91,899,635
TOTAL SECURITIES LENDING
COLLATERAL (Cost $91,898,396)		$91,899,635

SHORT-TERM INVESTMENTS - 5.20%
Repurchase Agreement - 5.20%
Bank of New York Tri-Party Repurchase Agreement dated 06/30/2011 at 0.050% to be repurchased at $49,000,068 on 07/01/2011, collateralized by $49,822,464 Government National Mortgage Association, 4.000% due 01/20/2041 (valued at $49,980,000, including interest)	$49,000,000	$49,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $49,000,000)		$49,000,000
Total Investments (Alpha Opportunities Trust)
(Cost $964,379,647) - 110.05%		$1,037,471,654
Other assets and liabilities, net - (10.05%)		(94,719,322)
TOTAL NET ASSETS - 100.00%		$942,752,332

American Asset Allocation Trust

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Asset Allocation Fund - Class 1	104,569,845	$1,789,190,051
TOTAL INVESTMENT COMPANIES (Cost $1,474,998,963)		$1,789,190,051
Total Investments (American Asset Allocation Trust)
(Cost $1,474,998,963) - 100.01%		$1,789,190,051
Other assets and liabilities, net - (0.01%)		(102,652)
TOTAL NET ASSETS - 100.00%		$1,789,087,399

American Blue Chip Income and Growth Trust

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Equity - 100.01%
American Blue Chip Income & Growth
Fund - Class 1	30,140,559	$288,445,152
TOTAL INVESTMENT COMPANIES (Cost $249,385,877)		$288,445,152
Total Investments (American Blue Chip Income and Growth
Trust) (Cost $249,385,877) - 100.01%		$288,445,152
Other assets and liabilities, net - (0.01%)		(26,810)
TOTAL NET ASSETS - 100.00%		$288,418,342

American Bond Trust

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Bond Fund - Class 1	88,034,281	$959,573,667
TOTAL INVESTMENT COMPANIES (Cost $946,182,301)		$959,573,667
Total Investments (American Bond Trust)
(Cost $946,182,301) - 100.01%		$959,573,667
Other assets and liabilities, net - (0.01%)		(64,249)
TOTAL NET ASSETS - 100.00%		$959,509,418

American Fundamental Holdings Trust

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 39.69%
American Bond Fund - Class 1	42,930,466	$467,942,087
		467,942,087
Equity - 60.32%
American Growth Fund - Class 1	4,808,757	278,571,269
American Growth-Income Fund - Class 1	7,743,606	278,305,183
American International Fund - Class 1	8,200,894	154,258,815
		711,135,267
TOTAL INVESTMENT COMPANIES (Cost $969,880,210)		$1,179,077,354
Total Investments (American Fundamental Holdings Trust)
(Cost $969,880,210) - 100.01%		$1,179,077,354
Other assets and liabilities, net - (0.01%)		(71,377)
TOTAL NET ASSETS - 100.00%		$1,179,005,977

American Global Diversification Trust

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 59.24%
American Bond Fund - Class 1	21,579,021	$235,211,330
American Global Small Capitalization
Fund - Class 1	6,081,439	130,933,390
American High-Income Bond Fund - Class 1	5,770,819	66,826,089

The accompanying notes are an integral part of the financial statements.

10

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

American Global Diversification Trust (continued)

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
American Funds Insurance Series (continued)
American New World Fund - Class 1	3,642,370	$85,304,296
		518,275,105
Equity - 40.77%
American Global Growth Fund - Class 1	15,739,490	356,656,836
		356,656,836
TOTAL INVESTMENT COMPANIES (Cost $758,906,137)		$874,931,941
Total Investments (American Global Diversification Trust)
(Cost $758,906,137) - 100.01%		$874,931,941
Other assets and liabilities, net - (0.01%)		(55,655)
TOTAL NET ASSETS - 100.00%		$874,876,286

American Global Growth Trust

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Equity - 100.01%
American Global Growth Fund - Class 1	8,602,428	$194,931,018
TOTAL INVESTMENT COMPANIES (Cost $189,045,820)		$194,931,018
Total Investments (American Global Growth Trust)
(Cost $189,045,820) - 100.01%		$194,931,018
Other assets and liabilities, net - (0.01%)		(21,954)
TOTAL NET ASSETS - 100.00%		$194,909,064

American Global Small Capitalization Trust

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.02%
American Funds Insurance Series - 100.02%
American Global Small Capitalization
Fund - Class 1	4,869,904	$104,849,037
TOTAL INVESTMENT COMPANIES (Cost $71,349,682)		$104,849,037
Total Investments (American Global Small Capitalization
Trust) (Cost $71,349,682) - 100.02%		$104,849,037
Other assets and liabilities, net - (0.02%)		(18,291)
TOTAL NET ASSETS - 100.00%		$104,830,746

American Growth Trust

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Equity - 100.01%
American Growth Fund - Class 1	22,640,973	$1,311,591,570
TOTAL INVESTMENT COMPANIES (Cost $1,219,932,829)		$1,311,591,570
Total Investments (American Growth Trust)
(Cost $1,219,932,829) - 100.01%		$1,311,591,570
Other assets and liabilities, net - (0.01%)		(79,982)
TOTAL NET ASSETS - 100.00%		$1,311,511,588

American Growth-Income Trust

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Equity - 100.01%
American Growth-Income Fund - Class 1	33,528,363	$1,205,009,376
TOTAL INVESTMENT COMPANIES (Cost $1,113,608,180)		$1,205,009,376
Total Investments (American Growth-Income Trust)
(Cost $1,113,608,180) - 100.01%		$1,205,009,376
Other assets and liabilities, net - (0.01%)		(76,512)
TOTAL NET ASSETS - 100.00%		$1,204,932,864

American High-Income Bond Trust

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.02%
American Funds Insurance Series - 100.02%
American High-Income Bond Fund - Class 1	9,111,860	$105,515,342
TOTAL INVESTMENT COMPANIES (Cost $94,433,137)		$105,515,342
Total Investments (American High-Income Bond Trust)
(Cost $94,433,137) - 100.02%		$105,515,342
Other assets and liabilities, net - (0.02%)		(17,330)
TOTAL NET ASSETS - 100.00%		$105,498,012

American International Trust

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Equity - 100.01%
American International Fund - Class 1	44,939,289	$845,308,017
TOTAL INVESTMENT COMPANIES (Cost $842,207,070)		$845,308,017
Total Investments (American International Trust)
(Cost $842,207,070) - 100.01%		$845,308,017
Other assets and liabilities, net - (0.01%)		(57,391)
TOTAL NET ASSETS - 100.00%		$845,250,626

The accompanying notes are an integral part of the financial statements.

11

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

American New World Trust

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.02%
American Funds Insurance Series - 100.02%
American New World Fund - Class 1	4,235,204	$99,188,472
TOTAL INVESTMENT COMPANIES (Cost $81,634,364)		$99,188,472
Total Investments (American New World Trust)
(Cost $81,634,364) - 100.02%		$99,188,472
Other assets and liabilities, net - (0.02%)		(17,182)
TOTAL NET ASSETS - 100.00%		$99,171,290

Balanced Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 67.14%
Consumer Discretionary - 11.30%
Auto Components - 0.43%
Aisin Seiki Company, Ltd.	1,600	$61,956
Autoliv, Inc.	691	54,616
BorgWarner, Inc. (I)(L)	490	39,587
Dorman Products, Inc. (I)	200	7,916
Drew Industries, Inc.	600	14,832
Fuel Systems Solutions, Inc. (I)	100	2,495
GKN PLC	21,614	80,416
Johnson Controls, Inc.	5,400	224,964
Koito Manufacturing Company, Ltd.	2,000	34,987
Shiloh Industries, Inc.	800	8,624
Visteon Corp. (I)	200	13,682
		544,075
Automobiles - 0.67%
Bayerische Motoren Werke (BMW) AG	1,175	117,085
General Motors Company (I)	2,600	78,936
Harley-Davidson, Inc.	3,700	151,589
Honda Motor Company, Ltd.	3,900	150,320
Nissan Motor Company, Ltd.	8,200	86,078
Toyota Motor Corp.	6,300	265,248
Winnebago Industries, Inc. (I)(L)	600	5,796
		855,052
Distributors - 0.14%
Genuine Parts Company	2,630	143,072
Pool Corp.	700	20,867
Weyco Group, Inc.	500	12,300
		176,239
Diversified Consumer Services - 0.21%
American Public Education, Inc. (I)	200	8,902
Benesse Holdings, Inc.	1,600	68,856
Career Education Corp. (I)(L)	1,060	22,419
H&R Block, Inc. (L)	5,220	83,729
K12, Inc. (I)	300	9,942
Matthews International Corp., Class A	220	8,833
National American University Holdings, Inc.	500	4,705
Strayer Education, Inc.	100	12,639
Weight Watchers International, Inc.	700	52,829
		272,854
Hotels, Restaurants & Leisure - 2.21%
Accor SA (L)	1,606	71,908
Betfair Group PLC (I)	274	3,324
Carnival Corp.	8,800	331,144
Chipotle Mexican Grill, Inc. (I)	680	209,569
Choice Hotels International, Inc.	950	31,692
Compass Group PLC (I)	12,214	$117,820
International Game Technology	1,700	29,886
Las Vegas Sands Corp. (I)	5,100	215,271
Marriott International, Inc., Class A (L)	14,478	513,824
McDonald’s Corp.	3,400	286,688
Mitchells & Butlers PLC (I)	10,830	54,754
Orient Express Hotels, Ltd., Class A (I)	2,500	26,875
Panera Bread Company, Class A (I)	440	55,290
Starbucks Corp.	13,350	527,192
Starwood Hotels & Resorts Worldwide, Inc.	4,030	225,841
Tim Hortons, Inc.	300	14,643
Vail Resorts, Inc.	400	18,488
WMS Industries, Inc. (I)	400	12,288
Wynn Resorts, Ltd.	500	71,770
		2,818,267
Household Durables - 0.79%
Cavco Industries, Inc. (I)	100	4,500
Ethan Allen Interiors, Inc.	100	2,129
Fortune Brands, Inc.	6,610	421,520
Harman International Industries, Inc.	600	27,342
Hooker Furniture Corp.	500	4,430
iRobot Corp. (I)	200	7,058
M/I Homes, Inc. (I)	700	8,582
Meritage Homes Corp. (I)	200	4,512
PDG Realty SA Empreendimentos
e Participacoes	11,900	67,024
Persimmon PLC	14,738	114,091
Pulte Group, Inc. (I)	1,300	9,958
Tempur-Pedic International, Inc. (I)	300	20,346
Whirlpool Corp.	3,880	315,522
		1,007,014
Internet & Catalog Retail - 1.64%
Amazon.com, Inc. (I)	6,700	1,370,083
Blue Nile, Inc. (I)(L)	230	10,115
HSN, Inc. (I)	240	7,901
Liberty Media Corp. - Interactive, Series A (I)	12,700	212,979
N. Brown Group PLC	5,267	22,214
Netflix, Inc. (I)	25	6,567
priceline.com, Inc. (I)	900	460,737
		2,090,596
Leisure Equipment & Products - 0.35%
Black Diamond, Inc. (I)	900	7,092
Brunswick Corp.	1,200	24,480
Hasbro, Inc.	100	4,393
Mattel, Inc.	11,200	307,888
Nikon Corp.	3,500	82,580
Sankyo Company, Ltd.	300	15,505
		441,938
Media - 2.28%
Aegis Group PLC	15,211	39,042
Ascent Media Corp., Class A (I)	300	15,891
Cablevision Systems Corp., Class A	6,550	237,176
Cablevision Systems Corp., Class A When-
Issued Shares (I)	200	5,250
Comcast Corp., Class A	6,400	162,176
Discovery Communications, Inc., Series A (I)	400	16,384
Discovery Communications, Inc., Series C (I)	5,200	190,060
DISH Network Corp. (I)	900	27,603
Global Traffic Network, Inc. (I)	700	8,043
Informa PLC	4,736	32,846
Jupiter Telecommunications Company, Ltd.	96	107,349
Knology, Inc. (I)	600	8,910

The accompanying notes are an integral part of the financial statements.

12

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Lamar Advertising Company, Class A (I)	1,200	$32,844
Liberty Media Corp. - Starz, Series A (I)	480	36,115
Live Nation Entertainment, Inc. (I)	1,400	16,058
Meredith Corp. (L)	900	28,017
Morningstar, Inc.	400	24,312
Omnicom Group, Inc.	2,400	115,584
Scholastic Corp.	1,000	26,600
Television Broadcasting Company, Ltd.	5,000	33,110
The Madison Square Garden, Inc., Class A (I)	2,987	82,232
The McGraw-Hill Companies, Inc.	7,400	310,134
The New York Times Company, Class A (I)(L)	9,200	80,224
The Walt Disney Company	14,800	577,792
The Washington Post Company, Class B	20	8,379
Time Warner, Inc.	11,950	434,622
WPP PLC	19,629	245,744
		2,902,497
Multiline Retail - 0.33%
Dollar General Corp. (I)	1,750	59,308
Dollar Tree, Inc. (I)	350	23,317
Fred’s, Inc., Class A	400	5,772
Kohl’s Corp.	100	5,001
Macy’s, Inc.	5,000	146,200
Parkson Retail Group, Ltd.	39,000	57,248
PPR	655	116,649
		413,495
Specialty Retail - 1.41%
Aaron’s, Inc. (L)	1,000	28,260
ANN, Inc. (I)	1,200	31,320
Bed Bath & Beyond, Inc. (I)	4,400	256,828
CarMax, Inc. (I)	1,600	52,912
Chico’s FAS, Inc.	600	9,138
Esprit Holdings, Ltd.	8,769	27,316
Express, Inc.	100	2,180
Hibbett Sports, Inc. (I)	700	28,497
Home Depot, Inc.	11,050	400,231
Inditex SA	1,025	93,600
Kingfisher PLC	26,558	113,899
Lumber Liquidators Holdings, Inc. (I)	300	7,620
MarineMax, Inc. (I)(L)	1,200	10,512
New York & Company, Inc. (I)	1,700	8,415
O’Reilly Automotive, Inc. (I)	5,050	330,826
Pier 1 Imports, Inc. (I)	600	6,942
Rue21, Inc. (I)	500	16,250
Staples, Inc.	13,100	206,980
Stein Mart, Inc.	700	6,748
The Gap, Inc.	1,400	25,340
The Men’s Wearhouse, Inc.	600	20,220
Tiffany & Company (L)	1,350	106,002
Zumiez, Inc. (I)	400	9,988
		1,800,024
Textiles, Apparel & Luxury Goods - 0.84%
Carter’s, Inc. (I)	410	12,612
Cie Financiere Richemont SA	3,518	230,369
Coach, Inc.	3,010	192,429
Fossil, Inc. (I)	1,000	117,720
NIKE, Inc., Class B	3,200	287,936
Ralph Lauren Corp. (L)	1,330	176,371
Steven Madden, Ltd. (I)	250	9,378
True Religion Apparel, Inc. (I)	300	8,724
Under Armour, Inc., Class A (I)(L)	400	30,924
		1,066,463
		14,388,514
Consumer Staples - 3.39%
Beverages - 0.60%
Anheuser-Busch InBev NV	279	$16,178
Brown Forman Corp., Class B	150	11,204
Coca-Cola Bottling Company Consolidated	50	3,383
Kirin Holdings Company, Ltd.	9,000	125,831
Molson Coors Brewing Company	2,300	102,902
PepsiCo, Inc.	4,500	316,935
Pernod-Ricard SA	1,689	166,489
The Coca-Cola Company	250	16,823
		759,745
Food & Staples Retailing - 0.53%
Costco Wholesale Corp.	100	8,124
FamilyMart Company, Ltd.	2,300	84,543
Pricesmart, Inc.	200	10,246
Shoppers Drug Mart Corp.	800	32,931
Sysco Corp.	600	18,708
Tesco PLC	48,973	316,291
The Fresh Market, Inc. (I)	400	15,472
The Kroger Company	1,900	47,120
The Pantry, Inc. (I)	500	9,395
Walgreen Company	100	4,246
Whole Foods Market, Inc.	1,900	120,555
		667,631
Food Products - 1.37%
Archer-Daniels-Midland Company	4,100	123,615
Campbell Soup Company (L)	5,620	194,171
ConAgra Foods, Inc.	7,200	185,832
Dairy Crest Group PLC	2,260	13,421
Flowers Foods, Inc.	2,100	46,284
General Mills, Inc.	1,000	37,220
House Food Corp.	1,300	21,980
JG Boswell Company	7	5,390
McCormick & Company, Inc.	3,000	148,710
Nestle SA	7,101	441,322
Sara Lee Corp.	600	11,394
The Hershey Company	5,880	334,278
Tootsie Roll Industries, Inc. (L)	406	11,880
Unilever PLC	5,270	170,067
		1,745,564
Household Products - 0.52%
Clorox Company (L)	4,940	333,154
Kimberly-Clark Corp.	4,760	316,826
Oil-Dri Corp of America	400	8,568
The Procter & Gamble Company	110	6,993
		665,541
Personal Products - 0.37%
Avon Products, Inc.	11,500	322,000
Kobayashi Pharmaceutical Company, Ltd.	400	20,145
L’Oreal SA	810	105,206
The Estee Lauder Companies, Inc., Class A	220	23,142
		470,493
Tobacco - 0.00%
Alliance One International, Inc. (I)(L)	1,100	3,553
		4,312,527
Energy - 6.92%
Energy Equipment & Services - 1.98%
Atwood Oceanics, Inc. (I)	300	13,239
Baker Hughes, Inc.	2,900	210,424
Cameron International Corp. (I)	2,270	114,158
CARBO Ceramics, Inc.	320	52,144

The accompanying notes are an integral part of the financial statements.

13

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
China Oilfield Services, Ltd.	30,000	$55,165
Diamond Offshore Drilling, Inc. (L)	1,700	119,697
Exterran Holdings, Inc. (I)	600	11,898
FMC Technologies, Inc. (I)(L)	4,910	219,919
Fugro NV	503	36,269
Gulf Islands Fabrication, Inc.	200	6,456
Halliburton Company	5,200	265,200
Hercules Offshore, Inc. (I)	2,200	12,122
McDermott International, Inc. (I)	3,200	63,392
Modec, Inc.	1,300	22,244
Oil States International, Inc. (I)	230	18,379
Rignet, Inc. (I)	225	3,825
Saipem SpA	1,244	64,226
Schlumberger, Ltd.	13,130	1,134,432
Tetra Technologies, Inc. (I)	1,800	22,914
Trican Well Service, Ltd.	1,100	25,845
Union Drilling, Inc. (I)	700	7,203
Weatherford International, Ltd. (I)	800	15,000
WorleyParsons, Ltd.	1,196	36,315
		2,530,466
Oil, Gas & Consumable Fuels - 4.94%
Anadarko Petroleum Corp.	4,280	328,533
Approach Resources, Inc. (I)	100	2,267
Arch Coal, Inc. (L)	1,000	26,660
Beach Energy, Ltd.	82,703	81,590
BG Group PLC	5,126	116,337
BP PLC, ADR	9,100	403,039
Chevron Corp.	7,890	811,408
Cimarex Energy Company	700	62,944
Cloud Peak Energy, Inc. (I)	900	19,170
Concho Resources, Inc. (I)	1,100	101,035
ConocoPhillips	2,580	193,990
CONSOL Energy, Inc.	720	34,906
Contango Oil & Gas Company (I)	80	4,675
Continental Resources, Inc. (I)	200	12,982
El Paso Corp.	2,300	46,460
Enbridge, Inc. (I)	25,000	27,193
Eni SpA	3,745	88,781
EOG Resources, Inc.	2,500	261,375
EQT Corp.	2,540	133,401
Exxon Mobil Corp.	8,200	667,316
Forest Oil Corp. (I)	200	5,342
Geomet, Inc. (I)	300	354
Hess Corp.	350	26,166
Marathon Oil Corp.	900	47,412
Murphy Oil Corp.	5,990	393,303
Nexen, Inc.	1,700	38,250
Northern Oil and Gas, Inc. (I)(L)	1,600	35,440
Oasis Petroleum, Inc. (I)	700	20,776
Occidental Petroleum Corp.	1,800	187,272
Peabody Energy Corp.	4,550	268,041
Penn Virginia Corp.	900	11,889
Petroleo Brasileiro SA, ADR	2,200	67,496
QEP Resources, Inc.	200	8,366
Quicksilver Resources, Inc. (I)(L)	1,300	19,188
Range Resources Corp.	2,820	156,510
Royal Dutch Shell PLC, ADR (L)	7,800	554,814
Royal Dutch Shell PLC, ADR, Class B	6,200	444,850
SM Energy Company (L)	520	38,210
Spectra Energy Corp.	4,800	131,568
Statoil ASA	7,909	200,261
Suncor Energy, Inc.	1,220	47,702
Sunoco, Inc.	3,100	129,301
Swift Energy Company (I)	200	7,454
Ultra Petroleum Corp. (I)	520	$23,816
Venoco, Inc. (I)	200	2,548
		6,290,391
		8,820,857
Financials - 11.13%
Capital Markets - 2.19%
Ameriprise Financial, Inc.	2,180	125,742
Ares Capital Corp.	1,200	19,284
Capital Southwest Corp.	90	8,304
Close Brothers Group PLC	3,127	38,746
Credit Suisse Group AG (I)	3,231	125,583
Deutsche Bank AG	1,748	103,287
E*TRADE Financial Corp. (I)	1,710	23,598
Eaton Vance Corp.	600	18,138
Edelman Financial Group, Inc.	1,400	11,046
Federated Investors, Inc., Class B (L)	600	14,304
Financial Engines, Inc. (I)	700	18,144
Franklin Resources, Inc.	5,500	722,095
GFI Group, Inc.	1,600	7,344
Greenhill & Company, Inc. (L)	550	29,601
Hercules Technology Growth Capital, Inc.	800	8,416
Invesco, Ltd.	9,700	226,980
Janus Capital Group, Inc.	1,900	17,936
Jefferies Group, Inc. (I)	35,000	35,553
JMP Group, Inc.	500	3,515
KBW, Inc.	400	7,480
Legg Mason, Inc.	7,800	255,528
Macquarie Group, Ltd.	2,568	86,471
Morgan Stanley	4,700	108,147
Northern Trust Corp.	6,480	297,821
PennantPark Investment Corp.	500	5,605
Safeguard Scientifics, Inc. (I)	500	9,440
State Street Corp.	1,660	74,849
Stifel Financial Corp. (I)	150	5,379
TD Ameritrade Holding Corp.	3,200	62,432
The Bank of New York Mellon Corp.	7,850	201,117
The Charles Schwab Corp.	2,400	39,480
The Goldman Sachs Group, Inc.	600	79,854
		2,791,219
Commercial Banks - 3.12%
Australia & New Zealand Banking Group, Ltd.	8,845	208,888
Banco Santander Brasil SA, ADR	8,600	100,706
Banco Santander SA	5,071	58,511
Barclays PLC, ADR	10,750	176,623
BNP Paribas SA	2,635	203,226
Bridge Capital Holdings (I)	400	4,432
Burke & Herbert Bank & Trust	2	4,750
China Citic Bank Corp., Ltd. (I)	133,000	83,217
Chuo Mitsui Trust Holdings, Inc.	28,000	97,681
CIT Group, Inc. (I)	750	33,195
CoBiz Financial, Inc.	800	5,232
Columbia Banking System, Inc.	500	8,610
Commerce Bancshares, Inc.	315	13,545
DBS Group Holdings, Ltd.	6,000	71,818
DnB NOR ASA	13,696	190,911
East West Bancorp, Inc.	1,300	26,273
Erste Group Bank AG	1,237	64,793
Farmers & Merchants Bank of Long Beach	2	8,480
Fifth Third Bancorp	1,200	15,300
First Horizon National Corp.	1,873	17,868
Glacier Bancorp, Inc.	500	6,740
Home Bancshares, Inc.	400	9,456
Intesa Sanpaolo SpA	29,486	78,415

The accompanying notes are an integral part of the financial statements.

14

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
KeyCorp	12,300	$102,459
Mitsubishi UFJ Financial Group	14,300	69,616
Nordea Bank AB	12,650	135,932
PNC Financial Services Group, Inc.	3,900	232,479
Popular, Inc. (I)	4,000	11,040
Preferred Bank/Los Angeles CA (I)	260	1,872
Regions Financial Corp. (L)	14,450	89,590
Sandy Spring Bancorp, Inc.	300	5,397
Signature Bank (I)	380	21,736
Societe Generale	1,506	89,263
Standard Chartered PLC	6,884	180,895
SunTrust Banks, Inc.	9,500	245,100
SVB Financial Group (I)	200	11,942
Swedbank AB, Class A	8,819	148,122
TCF Financial Corp.	1,200	16,560
Texas Capital Bancshares, Inc. (I)	400	10,332
The Bank of Yokohama, Ltd.	8,000	40,005
U.S. Bancorp	19,350	493,619
Washington Trust Bancorp, Inc.	500	11,485
Wells Fargo & Company	19,050	534,543
Westamerica Bancorp. (L)	270	13,298
Western Alliance Bancorp (I)	1,200	8,520
Wintrust Financial Corp.	130	4,183
		3,966,658
Consumer Finance - 1.12%
American Express Company	18,630	963,171
Capital One Financial Corp.	3,750	193,763
Discover Financial Services	1,800	48,150
Green Dot Corp., Class A (I)(L)	260	8,835
SLM Corp.	12,550	210,966
		1,424,885
Diversified Financial Services - 1.74%
Bank of America Corp.	33,170	363,543
BM&F Bovespa SA	12,500	82,738
CBOE Holdings, Inc.	700	17,220
Challenger, Ltd.	10,800	56,893
CME Group, Inc.	30	8,748
Compass Diversified Holdings	400	6,596
Deutsche Boerse AG	544	41,286
ING Groep NV (I)	4,461	55,028
Interactive Brokers Group, Inc., Class A	400	6,260
IntercontinentalExchange, Inc. (I)	2,110	263,138
JPMorgan Chase & Company	24,770	1,014,084
Mitsubishi UFJ Lease &
Finance Company, Ltd.	1,690	65,363
MSCI, Inc. (I)	1,554	58,555
NYSE Euronext	5,220	178,889
		2,218,341
Insurance - 2.05%
AIA Group, Ltd. (I)	28,400	99,026
Alterra Capital Holdings, Ltd.	1,400	31,220
AON Corp.	540	27,702
Assured Guaranty, Ltd.	1,000	16,310
AXA SA	10,173	230,968
Axis Capital Holdings, Ltd.	400	12,384
Chubb Corp.	2,030	127,098
Fidelity National Financial, Inc., Class A	1,100	17,314
First American Financial Corp.	1,700	26,605
Fortegra Financial Corp. (I)	300	2,352
Infinity Property & Casualty Corp.	100	5,466
Lincoln National Corp.	6,630	188,889
Markel Corp. (I)	46	18,253
Marsh & McLennan Companies, Inc.	12,600	392,994
Muenchener Rueckversicherungs AG	927	$141,521
National Interstate Corp.	300	6,870
OneBeacon Insurance Group, Ltd.	300	4,017
Principal Financial Group, Inc.	800	24,336
ProAssurance Corp. (I)	450	31,500
Prudential Financial, Inc.	2,650	168,514
Prudential PLC	5,889	68,056
QBE Insurance Group, Ltd.	4,599	85,381
SeaBright Holdings, Inc.	500	4,950
Sony Financial Holdings, Inc.	6,200	112,107
Sun Life Financial, Inc.	5,250	157,920
Sun Life Financial, Inc. (Toronto
Stock Exchange)	5,000	150,604
Swiss Life Holding (I)	475	77,878
The Allstate Corp.	10,100	308,353
The Progressive Corp.	1,000	21,380
W.R. Berkley Corp.	800	25,952
White Mountains Insurance Group, Ltd.	60	25,210
		2,611,130
Real Estate Investment Trusts - 0.49%
CBL & Associates Properties, Inc.	800	14,504
Cedar Shopping Centers, Inc.	900	4,635
Cousins Properties, Inc.	503	4,296
DiamondRock Hospitality Company	700	7,511
EastGroup Properties, Inc.	100	4,251
Federal Realty Investment Trust	120	10,222
First Potomac Realty Trust	400	6,124
General Growth Properties, Inc.	812	13,552
Hatteras Financial Corp.	700	19,761
Kilroy Realty Corp.	500	19,745
Kimco Realty Corp.	1,500	27,960
Kite Realty Group Trust	1,000	4,980
LaSalle Hotel Properties	400	10,536
Pebblebrook Hotel Trust	500	10,095
Potlatch Corp.	400	14,108
Prologis, Inc.	446	15,985
Redwood Trust, Inc. (L)	1,000	15,120
Saul Centers, Inc.	200	7,874
SL Green Realty Corp.	70	5,801
Strategic Hotels & Resorts, Inc. (I)	1,500	10,620
Unibail-Rodamco SE	553	127,796
Washington Real Estate Investment Trust	300	9,756
Weingarten Realty Investors	400	10,064
Westfield Retail Trust	31,610	92,018
Weyerhaeuser Company (L)	7,199	157,370
		624,684
Real Estate Management & Development - 0.36%
CB Richard Ellis Group, Inc., Class A (I)	6,000	150,660
Forest City Enterprises, Inc., Class A (I)	700	13,069
Goldcrest Company, Ltd.	930	19,348
Jones Lang LaSalle, Inc.	100	9,430
Kerry Properties, Ltd.	18,500	89,648
Mitsui Fudosan Company, Ltd.	4,000	68,962
Soho China, Ltd.	96,000	86,229
The St. Joe Company (I)(L)	1,200	25,008
		462,354
Thrifts & Mortgage Finance - 0.06%
BankUnited, Inc. (L)	900	23,886
Capitol Federal Financial, Inc.	2,312	27,189
MGIC Investment Corp. (I)	3,100	18,445

The accompanying notes are an integral part of the financial statements.

15

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Radian Group, Inc.	1,600	$6,768
		76,288
		14,175,559
Health Care - 5.40%
Biotechnology - 0.93%
Abcam PLC	945	6,321
Alexion Pharmaceuticals, Inc. (I)	1,140	53,614
Alkermes, Inc. (I)	500	9,300
Amgen, Inc. (I)	4,270	249,155
Biogen Idec, Inc. (I)	900	96,228
BioMarin Pharmaceutical, Inc. (I)	900	24,489
Celgene Corp. (I)	5,100	307,632
Cephalon, Inc. (I)	1,030	82,297
CSL, Ltd.	2,172	76,987
Exelixis, Inc. (I)	1,800	16,128
Human Genome Sciences, Inc. (I)	1,200	29,448
Idenix Pharmaceuticals, Inc. (I)	1,000	5,000
Incyte Corp. (I)(L)	1,600	30,304
InterMune, Inc. (I)	200	7,170
Lexicon Pharmaceuticals, Inc. (I)	4,600	8,096
Momenta Pharmaceuticals, Inc. (I)	700	13,622
Pharmasset, Inc. (I)	210	23,562
Regeneron Pharmaceuticals, Inc. (I)	700	39,697
Seattle Genetics, Inc. (I)(L)	400	8,208
Theravance, Inc. (I)	900	19,989
Vertex Pharmaceuticals, Inc. (I)	1,390	72,266
		1,179,513
Health Care Equipment & Supplies - 0.59%
Analogic Corp.	200	10,518
Angiodynamics, Inc. (I)	500	7,115
Atrion Corp.	20	3,956
Baxter International, Inc.	300	17,907
C.R. Bard, Inc.	390	42,845
CareFusion Corp. (I)	1,200	32,604
Conceptus, Inc. (I)	500	5,835
DENTSPLY International, Inc.	800	30,464
Dynavox, Inc., Class A (I)	300	2,280
Edwards Lifesciences Corp. (I)	990	86,308
Elekta AB, Series B	2,620	124,082
HeartWare International, Inc. (I)	140	10,371
IDEXX Laboratories, Inc. (I)(L)	420	32,575
Intuitive Surgical, Inc. (I)	10	3,721
Quidel Corp. (I)(L)	600	9,090
Stryker Corp.	4,400	258,236
Terumo Corp.	1,100	59,442
West Pharmaceutical Services, Inc.	100	4,376
Zimmer Holdings, Inc. (I)	250	15,800
		757,525
Health Care Providers & Services - 1.39%
AMERIGROUP Corp. (I)	500	35,235
Capital Senior Living Corp. (I)	1,000	9,290
Cardinal Health, Inc.	4,820	218,924
Catalyst Health Solutions, Inc. (I)	230	12,839
Centene Corp. (I)	300	10,659
Community Health Systems, Inc. (I)	1,000	25,680
Express Scripts, Inc. (I)	7,300	394,054
Fleury SA	900	13,108
Fresenius SE & Company KGaA	1,401	146,229
Health Management
Associates, Inc., Class A (I)	1,200	12,936
Healthsouth Corp. (I)(L)	2,200	57,750
Henry Schein, Inc. (I)(L)	1,305	93,425
HMS Holdings Corp. (I)	200	$15,374
Laboratory Corp. of America Holdings (I)	250	24,198
Landauer, Inc.	230	14,166
LCA-Vision, Inc. (I)	1,000	4,780
McKesson Corp.	5,970	499,391
MEDNAX, Inc. (I)	70	5,053
National Healthcare Corp.	100	4,957
Owens & Minor, Inc.	605	20,866
PSS World Medical, Inc. (I)	400	11,204
Quest Diagnostics, Inc.	200	11,820
Select Medical Holdings Corp. (I)	900	7,983
Tenet Healthcare Corp. (I)	2,200	13,728
Triple-S Management Corp., Class B (I)	900	19,557
UnitedHealth Group, Inc.	1,400	72,212
VCA Antech, Inc. (I)	400	8,480
		1,763,898
Health Care Technology - 0.05%
athenahealth, Inc. (I)	300	12,330
Cerner Corp. (I)	100	6,111
HealthStream, Inc. (I)	1,000	13,270
SXC Health Solutions Corp. (I)	580	34,174
		65,885
Life Sciences Tools & Services - 0.22%
Bruker Corp. (I)	1,170	23,821
Charles River
Laboratories International, Inc. (I)	200	8,130
Covance, Inc. (I)	540	32,060
Illumina, Inc. (I)	520	39,078
QIAGEN NV (I)	1,200	22,824
Thermo Fisher Scientific, Inc. (I)	2,000	128,780
Waters Corp. (I)	320	30,637
		285,330
Pharmaceuticals - 2.22%
Allergan, Inc.	2,800	233,100
Astellas Pharma, Inc.	1,400	54,134
AVANIR Pharmaceuticals, Class A (I)(L)	1,000	3,360
Bristol-Myers Squibb Company	7,890	228,494
Cardiome Pharma Corp. (I)	700	3,115
Chugai Pharmaceutical Company, Ltd.	1,300	21,328
Elan Corp. PLC, ADR (I)	1,800	20,466
Eli Lilly & Company	3,620	135,859
Forest Laboratories, Inc. (I)	640	25,178
GlaxoSmithKline PLC, ADR	8,120	348,348
Johnson & Johnson	6,230	414,420
Merck & Company, Inc.	8,900	314,081
Pfizer, Inc.	16,011	329,827
Roche Holdings AG	1,408	235,557
Sanofi	4,681	376,231
Shire PLC, ADR	400	37,684
The Medicines Company (I)	500	8,255
Valeant Pharmaceuticals International, Inc.
(Toronto Exchange)	623	32,371
XenoPort, Inc. (I)	900	6,408
		2,828,216
		6,880,367
Industrials - 9.75%
Aerospace & Defense - 1.99%
American Science & Engineering, Inc.	100	8,000
Finmeccanica SpA	6,583	79,668
Goodrich Corp.	190	18,145
HEICO Corp., Class A	250	9,940

The accompanying notes are an integral part of the financial statements.

16

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Hexcel Corp. (I)	1,000	$21,890
Honeywell International, Inc.	10,500	625,695
ITT Corp.	3,400	200,362
Kratos Defense & Security Solutions, Inc. (I)	500	6,080
Lockheed Martin Corp.	2,030	164,369
Precision Castparts Corp.	2,700	444,555
Raytheon Company	350	17,448
Rockwell Collins, Inc.	310	19,124
Rolls-Royce Holdings PLC (I)	11,195	115,897
Taser International, Inc. (I)	1,700	7,735
Textron, Inc. (L)	2,000	47,220
The Boeing Company	4,420	326,771
United Technologies Corp.	4,700	415,997
		2,528,896
Air Freight & Logistics - 0.76%
Expeditors International of Washington, Inc.	3,100	158,689
FedEx Corp.	4,800	455,280
HUB Group, Inc., Class A (I)	1,000	37,660
United Parcel Service, Inc., Class B	4,080	297,554
UTi Worldwide, Inc.	1,300	25,597
		974,780
Airlines - 0.07%
Alaska Air Group, Inc. (I)	100	6,846
Allegiant Travel Company (I)(L)	340	16,830
Delta Air Lines, Inc. (I)	600	5,502
Skywest, Inc.	1,000	15,060
Southwest Airlines Company	3,700	42,254
		86,492
Building Products - 0.18%
Ameron International Corp.	50	3,284
AO Smith Corp.	195	8,249
Insteel Industries, Inc.	200	2,508
Masco Corp.	11,000	132,330
Quanex Building Products Corp.	500	8,195
Universal Forest Products, Inc.	500	11,980
USG Corp. (I)(L)	4,150	59,511
		226,057
Commercial Services & Supplies - 0.25%
American Reprographics Company (I)	300	2,121
Avery Dennison Corp.	4,000	154,520
Cintas Corp.	800	26,424
Clean Harbors, Inc. (I)	160	16,520
G&K Services, Inc., Class A	200	6,772
Higher One Holdings, Inc. (I)	260	4,919
InnerWorkings, Inc. (I)(L)	800	6,672
McGrath Rentcorp	800	22,464
Mine Safety Appliances Company	400	14,936
Mobile Mini, Inc. (I)	500	10,595
The Geo Group, Inc. (I)	300	6,909
US Ecology, Inc.	400	6,840
Waste Connections, Inc.	1,320	41,884
		321,576
Construction & Engineering - 0.21%
Bouygues SA	2,408	105,866
Carillion PLC	8,646	52,154
China Railway Construction Corp.	64,500	54,250
Foster Wheeler AG (I)	400	12,152
Insituform Technologies, Inc., Class A (I)	500	10,485
Pike Electric Corp. (I)	700	6,188
Quanta Services, Inc. (I)	1,500	30,300
Sterling Construction Company, Inc. (I)	200	$2,754
		274,149
Electrical Equipment - 0.95%
A123 Systems, Inc. (I)(L)	800	4,256
ABB, Ltd. (I)	4,734	122,759
Acuity Brands, Inc.	300	16,734
AMETEK, Inc.	1,090	48,941
Belden, Inc.	300	10,458
Cooper Industries PLC	3,430	204,668
Emerson Electric Company	6,000	337,500
Franklin Electric Company, Inc.	200	9,390
Legrand SA, ADR	2,269	95,560
Mitsubishi Electric Corp.	15,000	174,205
Roper Industries, Inc.	1,670	139,111
The Babcock & Wilcox Company (I)	1,100	30,481
Woodward, Inc.	500	17,430
		1,211,493
Industrial Conglomerates - 2.63%
3M Company	9,300	882,105
Cookson Group PLC	7,168	77,373
Danaher Corp.	19,800	1,049,202
DCC PLC (Chi-X Europe)	3,470	98,856
DCC PLC (Irish Stock Exchange)	240	6,848
General Electric Company	39,700	748,742
Hutchison Whampoa, Ltd.	7,000	75,894
Koninklijke Philips Electronics NV	4,877	125,165
SembCorp Industries, Ltd.	38,000	154,950
Siemens AG	969	133,048
		3,352,183
Machinery - 1.06%
3D Systems Corp. (I)(L)	1,400	27,594
Astec Industries, Inc. (I)	200	7,396
Badger Meter, Inc.	200	7,398
Cargotec Corp. OYJ	844	43,257
Cascade Corp.	100	4,757
Caterpillar, Inc.	750	79,845
Charter International PLC	4,683	59,532
CIRCOR International, Inc.	300	12,849
Colfax Corp. (I)	600	14,880
Cummins, Inc.	360	37,256
Deere & Company	1,500	123,675
Eaton Corp.	940	48,363
Energy Recovery, Inc. (I)(L)	2,100	6,867
Gardner Denver, Inc.	520	43,706
IDEX Corp.	500	22,925
Illinois Tool Works, Inc.	6,760	381,872
Joy Global, Inc.	1,050	100,002
Lydall, Inc. (I)	600	7,176
Makita Corp.	1,000	46,460
Middleby Corp. (I)	290	27,272
Nordson Corp.	220	12,067
RBC Bearings, Inc. (I)	300	11,328
Robbins & Myers, Inc.	300	15,855
Stanley Black & Decker, Inc.	1,300	93,665
Sun Hydraulics, Inc.	200	9,560
The Toro Company	100	6,050
Toshiba Machine Company, Ltd.	4,000	21,879
Valmont Industries, Inc.	130	12,531
WABCO Holdings, Inc. (I)	1,000	69,060
		1,355,077
Marine - 0.10%
A P Moller Maersk A/S, Series A	10	86,283

The accompanying notes are an integral part of the financial statements.

17

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Marine (continued)
International Shipholding Corp.	100	$2,128
Kirby Corp. (I)	200	11,334
Nippon Yusen Kabushiki Kaisha	6,000	22,339
		122,084
Professional Services - 0.20%
CoStar Group, Inc. (I)	200	11,856
Equifax, Inc.	350	12,152
FTI Consulting, Inc. (I)(L)	500	18,970
IHS, Inc., Class A (I)	570	47,549
Kforce, Inc. (I)	500	6,540
Korn/Ferry International (I)	1,300	28,587
Manpower, Inc.	840	45,066
Navigant Consulting Company (I)	900	9,441
Robert Half International, Inc.	900	24,327
The Advisory Board Company (I)	300	17,364
Verisk Analytics, Inc., Class A (I)	800	27,696
		249,548
Road & Rail - 0.56%
Central Japan Railway Company, Ltd.	14	110,038
Genesee & Wyoming, Inc., Class A (I)	500	29,320
Hertz Global Holdings, Inc. (I)	3,500	55,580
Landstar System, Inc.	820	38,114
Norfolk Southern Corp.	200	14,986
Patriot Transportation Holding, Inc. (I)	300	6,711
RailAmerica, Inc. (I)	800	12,000
Union Pacific Corp.	4,100	428,040
Universal Truckload Services, Inc. (I)	700	11,991
Vitran Corp., Inc. (I)	500	6,350
		713,130
Trading Companies & Distributors - 0.79%
Aceto Corp.	700	4,697
Air Lease Corp. (I)(L)	700	17,003
Beacon Roofing Supply, Inc. (I)	1,100	25,102
Fastenal Company (L)	10,660	383,653
Interline Brands, Inc. (I)	500	9,185
Kaman Corp., Class A	200	7,094
Mitsubishi Corp.	6,200	155,341
Mitsui & Company, Ltd.	10,400	179,848
MSC Industrial Direct Company, Inc., Class A	570	37,797
United Rentals, Inc. (I)(L)	500	12,700
W.W. Grainger, Inc.	1,100	169,015
		1,001,435
		12,416,900
Information Technology - 10.66%
Communications Equipment - 1.40%
ADTRAN, Inc.	200	7,742
Alcatel-Lucent (I)	17,971	103,749
Aruba Networks, Inc. (I)(L)	300	8,865
Blue Coat Systems, Inc. (I)	600	13,116
Cisco Systems, Inc.	12,100	188,881
Harris Corp.	7,300	328,938
Ixia (I)	1,000	12,800
JDS Uniphase Corp. (I)	2,200	36,652
Juniper Networks, Inc. (I)	9,800	308,700
Motorola Mobility Holdings, Inc. (I)(L)	1,830	40,333
Qualcomm, Inc.	12,800	726,912
Riverbed Technology, Inc. (I)	200	7,918
		1,784,606
Computers & Peripherals - 2.18%
Apple, Inc. (I)	6,100	2,047,587
EMC Corp. (I)	11,600	319,580
Hewlett-Packard Company	9,800	$356,720
Intevac, Inc. (I)	600	6,126
NetApp, Inc. (I)	400	21,112
Synaptics, Inc. (I)	900	23,166
Xyratex, Ltd. (I)	400	4,104
		2,778,395
Electronic Equipment, Instruments & Components - 0.62%
AVX Corp.	1,150	17,526
Cognex Corp.	400	14,172
Corning, Inc.	14,000	254,100
Dolby Laboratories, Inc., Class A (I)	500	21,230
Elster Group SE, ADR (I)	400	6,552
FEI Company (I)	500	19,095
FLIR Systems, Inc.	1,000	33,710
GTSI Corp. (I)	1,000	5,370
Hamamatsu Photonics KK	2,600	112,433
Hosiden Corp.	3,000	27,350
Littelfuse, Inc.	200	11,744
Molex, Inc., Class A	1,400	30,072
National Instruments Corp.	300	8,907
Nippon Electric Glass Company, Ltd.	7,000	89,672
Orbotech, Ltd. (I)	700	8,925
SYNNEX Corp. (I)	100	3,170
TE Connectivity, Ltd.	1,100	40,436
Trimble Navigation, Ltd. (I)	900	35,676
Venture Corp., Ltd.	7,000	48,738
		788,878
Internet Software & Services - 2.19%
Baidu, Inc., ADR (I)	4,800	672,624
eBay, Inc. (I)	8,000	258,160
Equinix, Inc. (I)	130	13,133
Facebook, Inc., Class B (R)	4,294	125,728
Google, Inc., Class A (I)	2,450	1,240,631
Kakaku.com, Inc.	10	70,383
MercadoLibre, Inc.	80	6,347
OpenTable, Inc. (I)	100	8,312
Rackspace Hosting, Inc. (I)	1,000	42,740
RealNetworks, Inc. (I)	1,300	4,420
SPS Commerce, Inc. (I)	400	7,116
Tencent Holdings, Ltd.	12,400	340,402
		2,789,996
IT Services - 1.73%
Accenture PLC, Class A	5,600	338,352
Automatic Data Processing, Inc.	480	25,286
Cielo SA	1,320	32,986
Computer Sciences Corp. (L)	8,170	310,133
CoreLogic, Inc. (I)	500	8,355
Fiserv, Inc. (I)	870	54,488
Gartner, Inc. (I)	1,600	64,464
Genpact, Ltd. (I)	700	12,068
Global Payments, Inc.	1,300	66,300
International Business Machines Corp.	800	137,240
Isoftstone Holdings, Ltd., ADR (I)	500	7,655
Logica PLC (I)	16,370	35,182
MasterCard, Inc., Class A	1,950	587,613
NS Solutions Corp.	1,200	23,490
Paychex, Inc.	600	18,432
SAIC, Inc. (I)(L)	700	11,774
Sapient Corp. (I)	1,400	21,042
StarTek, Inc. (I)	800	2,760
The Western Union Company	4,200	84,126
TNS, Inc. (I)	300	4,980

The accompanying notes are an integral part of the financial statements.

18

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Visa, Inc., Class A	4,200	$353,892
		2,200,618
Office Electronics - 0.11%
Canon, Inc.	3,000	143,061
Semiconductors & Semiconductor Equipment - 1.42%
Advanced Energy Industries, Inc. (I)	500	7,395
Altera Corp.	2,480	114,948
Analog Devices, Inc.	5,560	217,618
Applied Materials, Inc.	14,550	189,296
ASML Holding NV	3,298	121,507
ASML Holding NV, NASDAQ Global Select
Market Shares	300	11,088
Atmel Corp. (I)	700	9,849
Broadcom Corp., Class A (I)	6,710	225,724
Brooks Automation, Inc. (I)	600	6,516
Cavium, Inc. (I)	300	13,077
Cohu, Inc.	300	3,933
Cree, Inc. (I)	540	18,139
Cymer, Inc. (I)	100	4,951
Entegris, Inc. (I)	1,000	10,120
First Solar, Inc. (I)	60	7,936
GT Solar International, Inc. (I)(L)	900	14,580
Intersil Corp., Class A	1,800	23,130
Marvell Technology Group, Ltd. (I)	1,100	16,242
MEMC Electronic Materials, Inc. (I)	1,400	11,942
Microchip Technology, Inc.	700	26,537
Microsemi Corp. (I)	500	10,250
National Semiconductor Corp.	1,900	46,759
NVIDIA Corp. (I)	1,200	19,122
PMC-Sierra, Inc. (I)	1,400	10,598
Samsung Electronics Company, Ltd.	126	97,932
Silicon Laboratories, Inc. (I)	870	35,896
Standard Microsystems Corp. (I)	400	10,796
Sumco Corp. (I)	4,400	74,312
Supertex, Inc. (I)	100	2,240
Taiwan Semiconductor Manufacturing
Company, Ltd., ADR	6,800	85,748
Texas Instruments, Inc.	2,000	65,660
Varian Semiconductor
Equipment Associates, Inc. (I)	400	24,576
Veeco Instruments, Inc. (I)(L)	200	9,682
Xilinx, Inc.	7,000	255,290
Zarlink Semiconductor, Inc. (I)	2,500	6,125
		1,809,514
Software - 1.01%
Ariba, Inc. (I)	600	20,682
Autodesk, Inc. (I)	500	19,300
Autonomy Corp. PLC (I)	2,773	75,975
Blackboard, Inc. (I)	400	17,356
Bottomline Technologies, Inc. (I)	400	9,884
Cadence Design Systems, Inc. (I)	1,900	20,064
Callidus Software, Inc. (I)	900	5,265
Concur Technologies, Inc. (I)	600	30,042
Electronic Arts, Inc. (I)	6,430	151,748
EPIQ Systems, Inc.	800	11,376
FactSet Research Systems, Inc.	610	62,415
Fortinet, Inc. (I)	800	21,832
GameLoft SA (I)	2,936	21,289
Informatica Corp. (I)	200	11,686
Intuit, Inc. (I)	1,100	57,046
MICROS Systems, Inc. (I)	500	24,855
Microsoft Corp.	14,410	374,660
Nintendo Company, Ltd.	200	37,664
Nuance Communications, Inc. (I)	2,180	$46,805
Progress Software Corp. (I)	850	20,511
QLIK Technologies, Inc. (I)	400	13,624
Red Hat, Inc. (I)	600	27,540
Rovi Corp. (I)	700	40,152
Salesforce.com, Inc. (I)	300	44,694
Solera Holdings, Inc.	600	35,496
Sourcefire, Inc. (I)	600	17,832
SS&C Technologies Holdings, Inc. (I)	100	1,987
Taleo Corp. (I)	500	18,515
TIBCO Software, Inc. (I)	600	17,412
Ultimate Software Group, Inc. (I)	200	10,886
Websense, Inc. (I)	400	10,388
		1,278,981
		13,574,049
Materials - 3.71%
Chemicals - 2.12%
Air Products & Chemicals, Inc.	2,500	238,950
Air Water, Inc.	3,000	36,156
Arch Chemicals, Inc.	300	10,332
Asahi Kasei Corp.	15,000	101,286
BASF SE	1,845	180,552
E.I. du Pont de Nemours & Company	3,240	175,122
Hawkins, Inc.	300	10,866
Hitachi Chemical, Ltd.	2,600	51,739
Innospec, Inc. (I)	300	10,083
International Flavors & Fragrances, Inc.	3,250	208,780
Intrepid Potash, Inc. (I)	550	17,875
Koppers Holdings, Inc.	200	7,586
Minerals Technologies, Inc.	100	6,629
Monsanto Company	5,140	372,856
Nalco Holding Company	1,300	36,153
Penford Corp. (I)	300	1,590
Potash Corp. of Saskatchewan, Inc.	3,100	176,669
Praxair, Inc.	6,300	682,857
Rockwood Holdings, Inc. (I)	700	38,703
Senomyx, Inc. (I)	1,400	7,196
Showa Denko KK	12,000	24,912
The Mosaic Company	300	20,319
The Sherwin-Williams Company	100	8,387
Tosoh Corp.	7,000	28,135
Umicore SA	2,164	117,950
Wacker Chemie AG	602	130,159
		2,701,842
Construction Materials - 0.19%
Vulcan Materials Company (L)	6,200	238,886
Containers & Packaging - 0.04%
Myers Industries, Inc.	500	5,140
Temple-Inland, Inc.	1,400	41,636
		46,776
Metals & Mining - 0.93%
Agnico Eagle Mines, Ltd.	740	46,716
BHP Billiton, Ltd.	4,709	222,563
Carpenter Technology Corp.	600	34,608
Franco-Nevada Corp.	1,500	55,990
Freeport-McMoRan Copper & Gold, Inc.	700	37,030
Hudbay Minerals, Inc.	700	10,479
Kobe Steel, Ltd.	17,000	38,678
Nucor Corp.	6,640	273,701
Osisko Mining Corp. (I)	400	6,217
Rio Tinto PLC	1,459	105,353
Rio Tinto, Ltd.	2,707	242,023

The accompanying notes are an integral part of the financial statements.

19

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Royal Gold, Inc.	230	$13,471
Sims Metal Management, Ltd., ADR	300	5,697
SSAB AB, Series A	3,897	58,257
Stillwater Mining Company (I)	550	12,106
Synalloy Corp.	700	9,499
United States Steel Corp.	400	18,416
		1,190,804
Paper & Forest Products - 0.43%
Clearwater Paper Corp. (I)	190	12,973
Deltic Timber Corp.	150	8,054
International Paper Company	11,600	345,912
MeadWestvaco Corp.	5,500	183,205
		550,144
		4,728,452
Telecommunication Services - 2.32%
Diversified Telecommunication Services - 1.27%
AT&T, Inc.	17,520	550,281
CenturyLink, Inc.	4,984	201,503
Hellenic Telecommunications
Organization SA, ADR	1,200	5,628
Hutchison Telecommunications Hong
Kong Holdings, Ltd.	74,000	22,912
Premiere Global Services, Inc. (I)(L)	500	3,990
Telecom Italia SpA	109,444	127,371
Telefonica SA	15,239	372,654
Telstra Corp., Ltd.	27,396	85,071
Verizon Communications, Inc.	6,700	249,441
		1,618,851
Wireless Telecommunication Services - 1.05%
America Movil SAB de CV, Series L, ADR	3,070	165,412
American Tower Corp., Class A (I)	9,890	517,544
KDDI Corp.	16	115,122
Softbank Corp.	1,600	60,600
Telephone & Data Systems, Inc. (L)	500	15,540
Telephone & Data Systems, Inc. -
Special Shares	900	24,237
Vodafone Group PLC	41,991	111,597
Vodafone Group PLC, ADR	12,150	324,648
		1,334,700
		2,953,551
Utilities - 2.56%
Electric Utilities - 1.55%
American Electric Power Company, Inc.	200	7,536
Cleco Corp.	400	13,940
Duke Energy Corp.	10,500	197,715
E.ON AG	4,315	122,494
El Paso Electric Company	800	25,840
Entergy Corp.	4,850	331,158
Exelon Corp.	7,800	334,152
FirstEnergy Corp.	4,413	194,834
Pepco Holdings, Inc.	200	3,926
Pinnacle West Capital Corp.	3,530	157,367
PPL Corp. (L)	5,670	157,796
Progress Energy, Inc.	4,310	206,923
Scottish & Southern Energy PLC	9,390	210,027
Unisource Energy Corp.	400	14,932
		1,978,640
Gas Utilities - 0.01%
Southwest Gas Corp.	340	13,127
Independent Power Producers & Energy Traders - 0.35%
Calpine Corp. (I)	3,900	$62,907
Constellation Energy Group, Inc.	8,570	325,317
GenOn Energy, Inc. (I)	9,646	37,234
NRG Energy, Inc. (I)	900	22,122
		447,580
Multi-Utilities - 0.65%
Black Hills Corp. (L)	600	18,054
CenterPoint Energy, Inc.	2,670	51,665
GDF Suez	4,254	155,683
NiSource, Inc.	14,900	301,725
NorthWestern Corp.	1,000	33,110
TECO Energy, Inc.	3,120	58,937
Vectren Corp.	500	13,930
Xcel Energy, Inc.	7,930	192,699
		825,803
		3,265,150
TOTAL COMMON STOCKS (Cost $74,059,774)		$85,515,926

PREFERRED SECURITIES - 0.33%
Consumer Discretionary - 0.33%
Automobiles - 0.33%
General Motors Company, Series B, 4.750%	4,300	209,582
Volkswagen AG	989	203,907
		413,489
TOTAL PREFERRED SECURITIES (Cost $325,113)		$413,489

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 21.92%
U.S. Government - 8.89%
U.S. Treasury Bonds
3.125%, 05/15/2021	$300,000	$298,923
3.500%, 02/15/2039	105,000	90,185
4.250%, 05/15/2039	355,000	348,233
4.500%, 02/15/2036 to 08/15/2039	893,000	915,356
4.750%, 02/15/2041	125,000	132,871
5.250%, 02/15/2029	285,000	328,774
5.375%, 02/15/2031	100,000	117,172
6.000%, 02/15/2026	135,000	167,927
6.500%, 11/15/2026	35,000	45,708
U.S. Treasury Notes
0.750%, 03/31/2013	900,000	905,166
1.375%, 11/15/2012	1,890,000	1,917,021
1.500%, 12/31/2013	795,000	811,770
1.875%, 04/30/2014	930,000	958,845
2.125%, 05/31/2015 to 02/29/2016	730,000	747,086
2.500%, 03/31/2013 to 03/31/2015	1,995,000	2,081,947
2.625%, 12/31/2014	615,000	648,056
2.750%, 11/30/2016	250,000	260,469
3.125%, 05/15/2019	230,000	237,259
4.250%, 08/15/2015	235,000	262,190
4.750%, 05/15/2014	50,000	55,652
		11,330,610
U.S. Government Agency - 13.03%
Federal Home Loan Bank 1.625%, 03/20/2013	425,000	433,404
Federal Home Loan Mortgage Corp.
1.625%, 04/15/2013	100,000	102,047
4.000%, 10/01/2040 to 02/01/2041	202,140	202,022
4.500%, 12/01/2039 to 12/01/2040	692,911	716,743
4.750%, 11/17/2015	580,000	652,524
5.000%, 04/01/2040 to 08/01/2040	481,079	510,718

The accompanying notes are an integral part of the financial statements.

20

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)

	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
1.250%, 06/22/2012	$200,000	$201,814
1.500%, 06/26/2013	100,000	101,978
1.750%, 02/22/2013 to 05/07/2013	215,000	219,632
3.000%, 09/16/2014	600,000	636,784
3.500%, 11/01/2025 to 05/01/2026	386,484	393,755
4.000%, 07/01/2025 to 04/01/2041	2,166,365	2,192,521
4.125%, 04/15/2014	100,000	108,872
4.500%, 05/01/2024 to 04/01/2041	2,810,489	2,923,348
5.000%, 02/01/2021 to 10/01/2040	2,389,210	2,543,721
5.375%, 07/15/2016	285,000	331,081
5.500%, 07/01/2022 to 05/01/2040	2,198,266	2,382,850
6.000%, 04/01/2035 to 11/01/2038	1,289,631	1,420,609
6.500%, 10/01/2036	280,363	317,244
Government National Mortgage Association
4.500%, 11/20/2040	151,933	160,294
5.000%, 05/15/2039 to 09/15/2039	36,679	39,862
		16,591,823
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $27,670,372)		$27,922,433

FOREIGN GOVERNMENT
OBLIGATIONS - 0.51%
Brazil - 0.09%
Federative Republic of Brazil
5.875%, 01/15/2019	100,000	115,750
Canada - 0.32%
Canada Housing Trust
1.375%, 01/27/2014	50,000	50,281
Export Development Canada
3.500%, 05/16/2013	10,000	10,541
Province of British Columbia Canada
2.100%, 05/18/2016	70,000	70,297
2.850%, 06/15/2015	25,000	26,211
Province of Manitoba
2.125%, 04/22/2013	25,000	25,668
Province of New Brunswick
2.750%, 06/15/2018	100,000	98,554
Province of Ontario
2.300%, 05/10/2016	50,000	50,233
2.625%, 01/20/2012	20,000	20,244
Province of Quebec
3.500%, 07/29/2020	50,000	49,474
		401,503
Italy - 0.02%
Republic of Italy
3.125%, 01/26/2015	25,000	25,442
Mexico - 0.04%
Government of Mexico
5.950%, 03/19/2019	50,000	57,375
Sweden - 0.04%
Svensk Exportkredit AB
1.750%, 10/20/2015	50,000	49,614
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $639,689)		$649,684

CORPORATE BONDS - 7.21%
Consumer Discretionary - 0.60%
AutoZone, Inc.
4.000%, 11/15/2020	25,000	23,872
British Sky Broadcasting Group PLC
9.500%, 11/15/2018 (S)	$15,000	$19,911
Comcast Corp.
5.700%, 05/15/2018	65,000	72,487
DIRECTV Holdings LLC/DIRECTV
Financing Company, Inc.
6.350%, 03/15/2040	75,000	78,893
Discovery Communications LLC
5.625%, 08/15/2019	25,000	27,612
Grupo Televisa SA
6.625%, 01/15/2040	25,000	26,312
Harley-Davidson Financial Services, Inc.
3.875%, 03/15/2016 (S)	35,000	35,580
Johnson Controls, Inc.
1.750%, 03/01/2014	50,000	50,400
McDonald’s Corp.
4.875%, 07/15/2040	25,000	24,267
NBC Universal Media LLC
3.650%, 04/30/2015 (S)	25,000	26,238
News America, Inc.
4.500%, 02/15/2021 (S)	25,000	24,656
6.150%, 03/01/2037	35,000	35,454
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	50,000	50,209
Omnicom Group, Inc.
4.450%, 08/15/2020	45,000	44,609
6.250%, 07/15/2019	15,000	16,595
Target Corp.
5.875%, 03/01/2012	10,000	10,367
TCM Sub LLC
3.550%, 01/15/2015 (S)	25,000	26,114
Thomson Reuters Corp.
6.500%, 07/15/2018	25,000	29,233
Time Warner Cable, Inc.
8.250%, 04/01/2019	55,000	68,559
Time Warner, Inc.
4.700%, 01/15/2021	25,000	25,312
6.100%, 07/15/2040	25,000	25,414
Yum! Brands Inc
5.300%, 09/15/2019	25,000	26,856
		768,950
Consumer Staples - 0.37%
Altria Group, Inc.
8.500%, 11/10/2013	25,000	28,969
9.250%, 08/06/2019	10,000	13,032
Anheuser-Busch InBev Worldwide, Inc.
2.875%, 02/15/2016	25,000	25,461
6.875%, 11/15/2019	35,000	42,540
Bunge Ltd. Finance Corp.
8.500%, 06/15/2019	10,000	12,185
Church & Dwight Company, Inc.
3.350%, 12/15/2015	5,000	5,140
General Mills, Inc.
1.550%, 05/16/2014	45,000	45,295
Kraft Foods, Inc.
5.375%, 02/10/2020	50,000	54,626
Philip Morris International, Inc.
2.500%, 05/16/2016	50,000	50,049
4.500%, 03/26/2020	25,000	25,973
Safeway, Inc.
5.000%, 08/15/2019	15,000	15,689
The Coca-Cola Company
1.500%, 11/15/2015	45,000	44,159

The accompanying notes are an integral part of the financial statements.

21

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
The Kroger Company
5.000%, 04/15/2013	$25,000	$26,642
Wal-Mart Stores, Inc.
3.250%, 10/25/2020	50,000	47,532
5.250%, 09/01/2035	20,000	20,001
Wesfarmers, Ltd.
2.983%, 05/18/2016 (S)	15,000	15,037
		472,330
Energy - 0.78%
Apache Corp.
3.625%, 02/01/2021	25,000	24,363
Boardwalk Pipelines LP
5.750%, 09/15/2019	25,000	27,018
Buckeye Partners LP
4.875%, 02/01/2021	25,000	25,204
5.500%, 08/15/2019	25,000	27,038
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	25,000	27,202
ConocoPhillips Company
5.900%, 10/15/2032	45,000	48,784
Devon Financing Corp. ULC
7.875%, 09/30/2031	25,000	32,242
Diamond Offshore Drilling, Inc.
5.700%, 10/15/2039	25,000	24,690
Enbridge Energy Partners LP
5.200%, 03/15/2020	25,000	26,491
Ensco PLC
3.250%, 03/15/2016	50,000	50,744
Enterprise Products Operating LLC
3.200%, 02/01/2016	50,000	50,768
Hess Corp.
8.125%, 02/15/2019	15,000	18,969
Magellan Midstream Partners LP
6.550%, 07/15/2019	15,000	17,417
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)	10,000	11,535
Nabors Industries, Inc.
9.250%, 01/15/2019	25,000	31,672
Noble Energy, Inc.
6.000%, 03/01/2041	50,000	51,554
Noble Holding International, Ltd.
3.050%, 03/01/2016	25,000	25,207
3.450%, 08/01/2015	5,000	5,173
NuStar Logistics LP
4.800%, 09/01/2020	25,000	25,188
Occidental Petroleum Corp.
4.125%, 06/01/2016	35,000	38,029
Petrobras International Finance Company
5.875%, 03/01/2018	50,000	53,772
Petroleos Mexicanos
4.875%, 03/15/2015	25,000	27,063
Plains All American Pipeline LP/PAA
Finance Corp.
5.750%, 01/15/2020	25,000	27,085
Schlumberger SA
2.650%, 01/15/2016 (S)	50,000	50,580
Shell International Finance BV
4.300%, 09/22/2019	25,000	26,239
Spectra Energy Capital LLC
5.650%, 03/01/2020	20,000	21,570
Talisman Energy, Inc.
3.750%, 02/01/2021	25,000	23,615
Transocean, Inc.
4.950%, 11/15/2015	25,000	27,032
Valero Energy Corp.
6.125%, 06/15/2017	$50,000	$56,561
9.375%, 03/15/2019	15,000	19,149
Weatherford International, Ltd.
9.625%, 03/01/2019	25,000	32,269
Williams Partners LP
4.125%, 11/15/2020	15,000	14,389
5.250%, 03/15/2020	25,000	26,304
		994,916
Financials - 3.22%
ACE INA Holdings, Inc.
5.900%, 06/15/2019	15,000	16,893
Aflac, Inc.
3.450%, 08/15/2015	40,000	40,833
8.500%, 05/15/2019	10,000	12,223
American Express Company
8.125%, 05/20/2019	60,000	76,026
Ameriprise Financial, Inc.
7.300%, 06/28/2019	15,000	18,083
Asian Development Bank
2.625%, 02/09/2015	50,000	52,268
Bank of America Corp.
3.625%, 03/17/2016	25,000	25,060
6.500%, 08/01/2016	90,000	100,325
7.375%, 05/15/2014	35,000	39,336
Bank of New York Mellon Corp.
1.500%, 01/31/2014	50,000	50,498
5.450%, 05/15/2019	10,000	11,085
Bank of Nova Scotia
2.375%, 12/17/2013	50,000	51,419
BB &T Corp.
2.050%, 04/28/2014	50,000	50,543
3.950%, 04/29/2016	25,000	26,150
5.700%, 04/30/2014	10,000	11,095
Blackrock, Inc.
5.000%, 12/10/2019	25,000	26,558
Boston Properties LP
4.125%, 05/15/2021	25,000	23,862
Capital One Bank
6.500%, 06/13/2013	25,000	27,263
Capital One Financial Corp.
7.375%, 05/23/2014	35,000	39,953
Citigroup, Inc.
5.375%, 08/09/2020	25,000	26,072
5.500%, 10/15/2014	100,000	108,712
8.500%, 05/22/2019	50,000	61,949
CME Group Index Services LLC
4.400%, 03/15/2018 (S)	25,000	26,286
CNA Financial Corp.
5.875%, 08/15/2020	25,000	25,977
Commonwealth Bank of Australia
2.125%, 03/17/2014 (S)	25,000	25,212
5.000%, 10/15/2019 (S)	25,000	25,999
Credit Suisse AG
5.400%, 01/14/2020	50,000	50,588
Credit Suisse USA, Inc.
5.125%, 01/15/2014	25,000	27,100
Credit Suisse/New York
5.500%, 05/01/2014	25,000	27,451
Crown Castle Towers LLC
6.113%, 01/15/2020 (S)	49,000	53,432
Deutsche Bank AG
3.875%, 08/18/2014	25,000	26,269

The accompanying notes are an integral part of the financial statements.

22

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
ERAC USA Finance LLC
2.250%, 01/10/2014 (S)	$25,000	$25,243
5.250%, 10/01/2020 (S)	25,000	26,500
European Investment Bank
1.375%, 10/20/2015	100,000	98,886
3.125%, 06/04/2014	25,000	26,434
Fifth Third Bancorp
3.625%, 01/25/2016	50,000	50,411
General Electric Capital Corp.
2.100%, 01/07/2014	25,000	25,348
5.300%, 02/11/2021	20,000	20,797
5.500%, 01/08/2020	100,000	107,024
5.625%, 05/01/2018	90,000	98,384
HSBC Bank USA NA
4.625%, 04/01/2014	100,000	106,564
Inter-American Development Bank
3.875%, 09/17/2019	25,000	26,655
International Finance Corp.
2.250%, 04/11/2016	75,000	76,557
John Deere Capital Corp.
1.600%, 03/03/2014	25,000	25,273
5.500%, 04/13/2017	25,000	28,675
7.000%, 03/15/2012	10,000	10,464
JPMorgan Chase & Company
3.700%, 01/20/2015	70,000	72,760
4.625%, 05/10/2021	50,000	49,561
4.650%, 06/01/2014	25,000	26,851
4.750%, 05/01/2013	40,000	42,574
6.300%, 04/23/2019	65,000	73,223
KeyCorp
3.750%, 08/13/2015	25,000	25,798
Kreditanstalt fuer Wiederaufbau
1.250%, 10/26/2015	100,000	97,820
2.000%, 06/01/2016	50,000	49,958
4.000%, 10/15/2013 to 01/27/2020	40,000	42,440
4.875%, 06/17/2019	10,000	11,300
Landwirtschaftliche Rentenbank
2.125%, 07/15/2016	50,000	49,850
4.875%, 11/16/2015	20,000	22,498
Lincoln National Corp.
4.300%, 06/15/2015	25,000	26,315
8.750%, 07/01/2019	20,000	25,224
Lloyds TSB Bank PLC
4.875%, 01/21/2016	25,000	25,558
Mack-Cali Realty LP
7.750%, 08/15/2019	15,000	18,035
Merrill Lynch & Company, Inc.
6.500%, 07/15/2018	80,000	85,053
MetLife, Inc.
6.750%, 06/01/2016	35,000	40,719
Morgan Stanley
4.750%, 04/01/2014	150,000	156,314
National Rural Utilities
Cooperative Finance Corp.
3.050%, 03/01/2016	25,000	25,769
3.875%, 09/16/2015	20,000	21,353
Northern Trust Corp.
3.450%, 11/04/2020	40,000	38,797
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	25,000	26,792
PacifiCorp
3.850%, 06/15/2021	50,000	49,682
PNC Funding Corp.
3.625%, 02/08/2015	50,000	52,643
6.700%, 06/10/2019	10,000	11,776
Principal Financial Group, Inc.
8.875%, 05/15/2019	$10,000	$12,713
ProLogis LP
6.625%, 12/01/2019	25,000	27,209
Prudential Financial, Inc.
3.000%, 05/12/2016	50,000	49,535
Raymond James Financial, Inc.
4.250%, 04/15/2016	10,000	10,319
RCI Banque SA
4.600%, 04/12/2016 (S)	25,000	25,526
Regions Financial Corp.
5.750%, 06/15/2015	10,000	9,850
Reinsurance Group of America, Inc.
5.000%, 06/01/2021	30,000	29,659
Royal Bank of Canada
2.875%, 04/19/2016	75,000	76,675
SunTrust Banks, Inc.
3.600%, 04/15/2016	25,000	25,230
The Allstate Corp.
7.450%, 05/16/2019	25,000	29,732
The Goldman Sachs Group, Inc.
3.625%, 02/07/2016	50,000	50,520
6.000%, 05/01/2014	85,000	93,215
6.150%, 04/01/2018	35,000	38,073
6.750%, 10/01/2037	25,000	25,000
7.500%, 02/15/2019	10,000	11,629
The Royal Bank of Scotland PLC
3.250%, 01/11/2014	50,000	50,675
4.375%, 03/16/2016	25,000	25,207
The Travelers Companies, Inc.
3.900%, 11/01/2020	10,000	9,660
5.900%, 06/02/2019	10,000	11,100
Toyota Motor Credit Corp.
2.800%, 01/11/2016	50,000	51,157
U.S. Bancorp
3.442%, 02/01/2016	25,000	25,387
Unum Group
5.625%, 09/15/2020	10,000	10,465
US Bancorp
2.000%, 06/14/2013	25,000	25,535
4.200%, 05/15/2014	10,000	10,767
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/2015	25,000	24,743
Wachovia Corp.
5.750%, 02/01/2018	55,000	60,788
WEA Finance LLC
4.625%, 05/10/2021 (S)	30,000	29,093
WEA Finance LLC/WT Finance
Australia Pty, Ltd.
7.500%, 06/02/2014 (S)	10,000	11,523
Wells Fargo & Company
3.625%, 04/15/2015	75,000	78,375
3.676%, 06/15/2016	25,000	25,671
Westpac Banking Corp.
4.200%, 02/27/2015	25,000	26,445
		4,097,874
Health Care - 0.39%
AmerisourceBergen Corp.
4.875%, 11/15/2019	50,000	53,384
Amgen, Inc.
5.750%, 03/15/2040	75,000	76,709
Baxter International Inc
4.500%, 08/15/2019	25,000	26,411

The accompanying notes are an integral part of the financial statements.

23

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Express Scripts, Inc.
3.125%, 05/15/2016	$15,000	$15,085
6.250%, 06/15/2014	10,000	11,258
Mckesson Corp.
6.000%, 03/01/2041	25,000	26,705
Medtronic, Inc.
5.550%, 03/15/2040	25,000	26,376
Novartis Capital Corp.
4.400%, 04/24/2020	25,000	26,386
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	25,000	28,788
Sanofi-Aventis SA
1.625%, 03/28/2014	75,000	75,850
Teva Pharmaceutical Finance III BV
1.700%, 03/21/2014	25,000	25,131
UnitedHealth Group, Inc.
4.700%, 02/15/2021	15,000	15,627
WellPoint, Inc.
6.000%, 02/15/2014	75,000	83,394
		491,104
Industrials - 0.37%
BAE Systems Holdings, Inc.
4.950%, 06/01/2014 (S)	10,000	10,741
Burlington Northern Santa Fe Corp.
5.650%, 05/01/2017	40,000	45,421
Canadian Pacific Railway Company
5.950%, 05/15/2037	25,000	25,945
Caterpillar Financial Services Corp.
1.375%, 05/20/2014	50,000	50,188
2.750%, 06/24/2015	25,000	25,784
Danaher Corp.
1.300%, 06/23/2014	10,000	9,991
GATX Corp.
4.850%, 06/01/2021	50,000	49,579
L-3 Communications Corp.
4.950%, 02/15/2021	50,000	49,857
Norfolk Southern Corp.
5.750%, 04/01/2018	50,000	56,564
Republic Services, Inc.
3.800%, 05/15/2018	50,000	50,187
5.500%, 09/15/2019	15,000	16,342
Roper Industries, Inc.
6.250%, 09/01/2019	20,000	22,632
Union Pacific Corp.
4.000%, 02/01/2021	25,000	25,281
Waste Management, Inc.
4.750%, 06/30/2020	25,000	25,929
		464,441
Information Technology - 0.21%
Agilent Technologies, Inc.
2.500%, 07/15/2013	25,000	25,450
Arrow Electronics Inc
6.000%, 04/01/2020	25,000	26,719
Broadcom Corp.
2.375%, 11/01/2015 (S)	10,000	9,897
Cisco Systems, Inc.
1.625%, 03/14/2014	50,000	50,473
Hewlett-Packard Company
2.200%, 12/01/2015	50,000	50,046
Oracle Corp.
3.750%, 07/08/2014	15,000	16,076
Xerox Corp.
4.500%, 05/15/2021	50,000	49,422
8.250%, 05/15/2014	$30,000	$35,191
		263,274
Materials - 0.39%
Air Products & Chemicals, Inc.
4.375%, 08/21/2019	25,000	26,106
Allegheny Technologies, Inc.
5.950%, 01/15/2021	50,000	53,186
Arcelormittal
3.750%, 03/01/2016	50,000	50,535
Barrick Gold Corpbarrick Gold Corp.
1.750%, 05/30/2014 (S)	45,000	45,073
Cliffs Natural Resources, Inc.
4.875%, 04/01/2021	30,000	30,062
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/2019 (S)	25,000	26,699
Lubrizol Corp.
8.875%, 02/01/2019	20,000	25,998
Newmont Mining Corp.
6.250%, 10/01/2039	25,000	25,950
Praxair, Inc.
4.050%, 03/15/2021	25,000	25,528
4.500%, 08/15/2019	25,000	26,546
Rio Tinto Finance USA, Ltd.
8.950%, 05/01/2014	10,000	12,005
Teck Resources, Ltd.
6.000%, 08/15/2040	75,000	73,588
The Dow Chemical Company
4.250%, 11/15/2020	15,000	14,629
8.550%, 05/15/2019	25,000	32,219
Vale Overseas, Ltd.
6.875%, 11/10/2039	25,000	27,170
		495,294
Telecommunication Services - 0.41%
America Movil SAB de CV
6.375%, 03/01/2035	35,000	37,621
AT&T, Inc.
5.100%, 09/15/2014	45,000	49,436
5.800%, 02/15/2019	50,000	56,386
6.450%, 06/15/2034	25,000	26,686
COX Communications, Inc.
9.375%, 01/15/2019 (S)	15,000	19,926
Rogers Communications, Inc.
6.375%, 03/01/2014	25,000	28,032
SBA Tower Trust
4.254%, 04/15/2015 (S)	100,000	105,160
Telecom Italia Capital SA
6.175%, 06/18/2014	15,000	16,136
Telefonica Emisiones SAU
5.877%, 07/15/2019	15,000	15,742
Verizon Communications, Inc.
5.500%, 02/15/2018	75,000	83,372
8.750%, 11/01/2018	15,000	19,507
Verizon Wireless Capital LLC
5.550%, 02/01/2014	25,000	27,548
8.500%, 11/15/2018	10,000	12,979
Vodafone Group PLC
5.625%, 02/27/2017	25,000	27,999
		526,530
Utilities - 0.47%
AGL Capital Corp.
5.250%, 08/15/2019	15,000	16,082

The accompanying notes are an integral part of the financial statements.

24

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Allegheny Energy Supply Company LLC
6.750%, 10/15/2039 (S)	$25,000	$25,575
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021 (S)	50,000	50,319
Dominion Resources, Inc.
1.800%, 03/15/2014	25,000	25,229
Duke Energy Carolinas LLC
5.300%, 02/15/2040	25,000	25,298
Entergy Louisiana LLC
5.400%, 11/01/2024	25,000	26,801
Exelon Generation Company LLC
6.250%, 10/01/2039	20,000	20,213
FirstEnergy Solutions Corp.
4.800%, 02/15/2015	15,000	16,087
Hydro Quebec
2.000%, 06/30/2016	50,000	49,328
Kansas Gas & Electric Company
6.700%, 06/15/2019 (S)	15,000	17,327
MidAmerican Energy Holdings Company
6.125%, 04/01/2036	20,000	21,538
Niagara Mohawk Power Corp.
4.881%, 08/15/2019 (S)	15,000	15,889
NSTAR
4.500%, 11/15/2019	25,000	25,849
Ohio Power Company
5.375%, 10/01/2021	25,000	26,911
PPL Electric Utilities Corp.
7.125%, 11/30/2013	25,000	28,363
Progress Energy, Inc.
4.400%, 01/15/2021	50,000	50,516
Public Service Company of Colorado
3.200%, 11/15/2020	25,000	23,700
Public Service Electric & Gas Company
5.375%, 11/01/2039	25,000	25,497
Sempra Energy
2.000%, 03/15/2014	25,000	25,229
6.500%, 06/01/2016	10,000	11,575
Southern Company
4.150%, 05/15/2014	35,000	37,482
Virginia Electric and Power Company
5.000%, 06/30/2019	15,000	16,265
Xcel Energy, Inc.
4.700%, 05/15/2020	20,000	20,782
		601,855
TOTAL CORPORATE BONDS (Cost $8,819,800)		$9,176,568

MUNICIPAL BONDS - 0.22%
California - 0.02%
University of California
5.770%, 05/15/2043	20,000	19,797
District of Columbia - 0.02%
District of Columbia
5.591%, 12/01/2034	25,000	26,071
Illinois - 0.04%
Chicago Metropolitan Water Reclamation
District
5.720%, 12/01/2038	25,000	25,954
City of Chicago
6.395%, 01/01/2040	20,000	20,848
Illinois State Toll Highway Authority
6.184%, 01/01/2034	10,000	10,364
		57,166
New York - 0.06%
New York City Municipal Water Finance
Authority
6.011%, 06/15/2042	$20,000	$21,828
New York City Transitional Finance Authority
5.508%, 08/01/2037	25,000	25,445
New York State Dormitory Authority
5.628%, 03/15/2039	25,000	25,486
		72,759
Texas - 0.03%
State of Texas
5.517%, 04/01/2039	25,000	26,383
Texas Transportation Commission
5.178%, 04/01/2030	15,000	15,395
		41,778
Utah - 0.01%
Utah Transit Authority
5.937%, 06/15/2039	15,000	16,269
Virginia - 0.04%
Virginia Commonwealth Transportation Board
5.350%, 05/15/2035	20,000	20,545
Virginia Public Building Authority
5.900%, 08/01/2030	25,000	27,101
		47,646
TOTAL MUNICIPAL BONDS (Cost $270,575)		$281,486

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.97%
Commercial & Residential - 0.97%
Banc of America Commercial Mortgage, Inc.,
Series 2005-1, Class A5
5.329%, 11/10/2042 (P)	65,000	70,750
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class A4A,
4.871%, 09/11/2042 (P)	50,000	53,629
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	70,000	76,233
Series 2007-PW17, Class A4,
5.694%, 06/11/2050 (P)	25,000	27,134
Series2007-T28, Class AAB,
5.746%, 09/11/2042	95,000	103,942
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2006-CD3, Class A5
5.617%, 10/15/2048	130,000	141,011
Commercial Mortgage Pass Through
Certificates, Series 2007-C9, Class A4
6.008%, 12/10/2049 (P)	70,000	76,836
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%, 09/15/2039	140,000	150,883
Greenwich Capital Commercial
Funding Corp., Series 2007-GG9,
Class AAB 5.441%, 03/10/2039	35,000	37,058
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%, 04/10/2038 (P)	25,000	27,152
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2005-LDP1, Class A4,
5.038%, 03/15/2046 (P)	50,000	53,874
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	100,000	106,405

The accompanying notes are an integral part of the financial statements.

25

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)

	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2007-C1, Class A4,
5.716%, 02/15/2051	$30,000	$32,383
Merrill Lynch Mortgage Trust,
Series 2007-C1, Class A4
6.020%, 06/12/2050 (P)	110,000	119,911
Morgan Stanley Capital I
Series 2007-HQ11, Class A4,
5.447%, 02/12/2044 (P)	65,000	69,931
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	35,000	37,531
Series 2008-T29, Class A4,
6.456%, 01/11/2043 (P)	43,000	48,943
		1,233,606
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $1,162,250)		$1,233,606

ASSET BACKED SECURITIES - 0.57%
Ally Auto Receivables Trust, Series 2011-2,
Class A4 1.980%, 04/15/2016	70,000	70,674
Ally Master Owner Trust, Series 2011-3,
Class A2 1.810%, 05/15/2016	100,000	100,222
AmeriCredit Automobile Receivables Trust,
Series 2010-1, Class C 5.190%, 08/17/2015	20,000	21,190
Carmax Auto Owner Trust, Series 2011-1,
Class A4 2.160%, 09/15/2016	70,000	71,191
Ford Credit Auto Owner Trust 2011-A A4
1.650%, 05/15/2016	100,000	100,700
GE Capital Credit Card Master Note Trust,
Series 2009-2, Class A 3.690%, 07/15/2015	104,000	106,959
GE Equipment Small Ticket LLC,
Series 2011-1, Class A3
1.450%, 01/21/2018 (S)	100,000	100,590
Honda Auto Receivables Owner Trust,
Series 2010-1, Class A4
1.980%, 05/23/2016	10,000	10,191
Hyundai Auto Receivables Trust,
Series 2011-A, Class A4
1.780%, 12/15/2015	75,000	75,783
Hyundai Auto Receivables Trust,
Series 2011-B, Class A4
1.650%, 02/15/2017	35,000	35,167
John Deere Owner Trust, Series 2011-A,
Class A4 1.960%, 04/16/2018	20,000	20,265
USAA Auto Owner Trust, Series 2010-1,
Class A4 2.140%, 09/15/2015	15,000	15,356
TOTAL ASSET BACKED SECURITIES (Cost $718,859)		$728,288

INVESTMENT COMPANIES - 0.01%
Central Fund of Canada, Ltd., Class A	500	$10,185
First Opportunity Fund, Inc.	800	5,760
TOTAL INVESTMENT COMPANIES (Cost $13,274)		$15,945

RIGHTS - 0.00%
China Citic Bank Corp., Ltd. (Expiration Date:
07/05/2011; Strike Price: CNY 3.33) (I)	26,600	2,871
TOTAL RIGHTS (Cost $0)		$2,871

SECURITIES LENDING COLLATERAL - 2.83%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	359,494	$3,597,777
TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,597,732)		$3,597,777

SHORT-TERM INVESTMENTS - 1.32%
Money Market Funds - 1.32%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	$217,887	$217,887
T. Rowe Price Prime Reserve
Fund, 0.1301% (Y)	1,468,247	1,468,247
		1,686,134
TOTAL SHORT-TERM INVESTMENTS (Cost $1,686,134)		$1,686,134
Total Investments (Balanced Trust)
(Cost $118,963,572) - 103.03%		$131,224,207
Other assets and liabilities, net - (3.03%)		(3,856,217)
TOTAL NET ASSETS - 100.00%		$127,367,990

Blue Chip Growth Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.21%
Consumer Discretionary - 21.24%
Auto Components - 0.78%
Johnson Controls, Inc.	346,800	$14,447,688
Automobiles - 0.01%
General Motors Company (I)	9,900	300,564
Hotels, Restaurants & Leisure - 7.18%
Carnival Corp.	558,900	21,031,407
Chipotle Mexican Grill, Inc. (I)(L)	26,800	8,259,492
Las Vegas Sands Corp. (I)	310,700	13,114,647
Marriott International, Inc., Class A	601,929	21,362,460
McDonald’s Corp.	211,700	17,850,544
Starbucks Corp.	823,400	32,516,066
Starwood Hotels & Resorts Worldwide, Inc.	258,600	14,491,944
Wynn Resorts, Ltd.	32,400	4,650,696
		133,277,256
Internet & Catalog Retail - 6.80%
Amazon.com, Inc. (I)	419,789	85,842,653
Liberty Media Corp. - Interactive, Series A (I)	631,100	10,583,547
Netflix, Inc. (I)	3,700	971,953
priceline.com, Inc. (I)	56,200	28,770,466
		126,168,619
Leisure Equipment & Products - 0.03%
Hasbro, Inc.	4,100	180,113
Mattel, Inc.	11,800	324,382
		504,495
Media - 1.92%
Discovery Communications, Inc., Series C (I)	280,200	10,241,310
Omnicom Group, Inc.	157,500	7,585,200
The Walt Disney Company	423,200	16,521,728
Time Warner, Inc.	34,466	1,253,528
		35,601,766
Multiline Retail - 0.08%
Dollar Tree, Inc. (I)	20,900	1,392,358

The accompanying notes are an integral part of the financial statements.

26

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail (continued)
Kohl’s Corp.	3,630	$181,536
		1,573,894
Specialty Retail - 1.96%
Bed Bath & Beyond, Inc. (I)	253,300	14,785,121
CarMax, Inc. (I)	5,300	175,271
O’Reilly Automotive, Inc. (I)	245,000	16,049,950
Tiffany & Company	68,700	5,394,324
		36,404,666
Textiles, Apparel & Luxury Goods - 2.48%
Coach, Inc.	179,400	11,469,042
Fossil, Inc. (I)	56,100	6,604,092
NIKE, Inc., Class B	192,600	17,330,148
Polo Ralph Lauren Corp.	80,000	10,608,800
		46,012,082
		394,291,030
Consumer Staples - 0.32%
Beverages - 0.07%
Anheuser-Busch InBev NV	1,600	92,776
PepsiCo, Inc.	4,004	282,002
The Coca-Cola Company	13,500	908,415
		1,283,193
Food & Staples Retailing - 0.23%
Costco Wholesale Corp.	4,100	333,084
Walgreen Company	4,400	186,824
Whole Foods Market, Inc.	59,800	3,794,310
		4,314,218
Household Products - 0.02%
The Procter & Gamble Company	3,937	250,275
		5,847,686
Energy - 8.67%
Energy Equipment & Services - 4.94%
Baker Hughes, Inc.	85,200	6,182,112
Cameron International Corp. (I)	147,900	7,437,891
FMC Technologies, Inc. (I)	218,500	9,786,615
Halliburton Company	329,200	16,789,200
McDermott International, Inc. (I)	96,800	1,917,608
Schlumberger, Ltd.	573,892	49,584,269
		91,697,695
Oil, Gas & Consumable Fuels - 3.73%
Cimarex Energy Company	44,700	4,019,424
Concho Resources, Inc. (I)	69,500	6,383,575
EOG Resources, Inc.	161,600	16,895,280
EQT Corp.	77,800	4,086,056
Exxon Mobil Corp.	3,638	296,060
Occidental Petroleum Corp.	114,100	11,870,964
Peabody Energy Corp.	260,200	15,328,382
Range Resources Corp.	136,000	7,548,000
Suncor Energy, Inc.	71,800	2,807,380
		69,235,121
		160,932,816
Financials - 9.28%
Capital Markets - 4.59%
Ameriprise Financial, Inc.	139,051	8,020,462
Credit Suisse Group AG	7,800	303,173
Franklin Resources, Inc.	350,765	46,051,937
Invesco, Ltd.	620,700	14,524,380
Northern Trust Corp.	46,789	2,150,422
State Street Corp.	95,807	4,319,938
TD Ameritrade Holding Corp.	88,500	$1,726,635
The Charles Schwab Corp.	193,986	3,191,070
The Goldman Sachs Group, Inc.	36,476	4,854,591
		85,142,608
Commercial Banks - 0.52%
PNC Financial Services Group, Inc.	1,600	95,376
U.S. Bancorp	228,800	5,836,688
Wells Fargo & Company	134,300	3,768,458
		9,700,522
Consumer Finance - 1.16%
American Express Company	417,052	21,561,588
Diversified Financial Services - 1.83%
CME Group, Inc.	2,200	641,498
IntercontinentalExchange, Inc. (I)	123,000	15,339,330
JPMorgan Chase & Company	368,000	15,065,920
NYSE Euronext	85,000	2,912,950
		33,959,698
Insurance - 0.66%
Marsh & McLennan Companies, Inc.	59,800	1,865,162
Prudential Financial, Inc.	161,800	10,288,862
		12,154,024
Real Estate Management & Development - 0.52%
CB Richard Ellis Group, Inc., Class A (I)	385,300	9,674,883
		172,193,323
Health Care - 8.12%
Biotechnology - 1.67%
Alexion Pharmaceuticals, Inc. (I)	19,000	893,570
Amgen, Inc. (I)	30,400	1,773,840
Biogen Idec, Inc. (I)	59,200	6,329,664
Celgene Corp. (I)	322,800	19,471,296
Vertex Pharmaceuticals, Inc. (I)	48,400	2,516,316
		30,984,686
Health Care Equipment & Supplies - 1.17%
Baxter International, Inc.	19,700	1,175,893
Edwards Lifesciences Corp. (I)	40,200	3,504,636
Intuitive Surgical, Inc. (I)(L)	200	74,422
Stryker Corp.	290,379	17,042,344
		21,797,295
Health Care Providers & Services - 3.90%
Cardinal Health, Inc.	271,000	12,308,820
Express Scripts, Inc. (I)	453,600	24,485,328
McKesson Corp.	378,500	31,661,525
UnitedHealth Group, Inc.	77,100	3,976,818
		72,432,491
Health Care Technology - 0.00%
Cerner Corp. (I)(L)	400	24,444
Life Sciences Tools & Services - 0.43%
Thermo Fisher Scientific, Inc. (I)	123,400	7,945,726
Pharmaceuticals - 0.95%
Allergan, Inc.	182,000	15,151,500
Shire PLC, ADR (L)	25,700	2,421,197
		17,572,697
		150,757,339
Industrials - 16.96%
Aerospace & Defense - 4.11%
Honeywell International, Inc.	291,600	17,376,444
Precision Castparts Corp.	177,100	29,159,515

The accompanying notes are an integral part of the financial statements.

27

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
The Boeing Company	48,700	$3,600,391
United Technologies Corp.	295,500	26,154,705
		76,291,055
Air Freight & Logistics - 2.05%
Expeditors International of Washington, Inc.	205,900	10,540,021
FedEx Corp.	290,600	27,563,410
		38,103,431
Electrical Equipment - 0.90%
Emerson Electric Company	225,600	12,690,000
Roper Industries, Inc.	48,600	4,048,380
		16,738,380
Industrial Conglomerates - 4.99%
3M Company	276,400	26,216,540
Danaher Corp.	1,250,626	66,270,671
		92,487,211
Machinery - 1.68%
Caterpillar, Inc.	43,500	4,631,010
Cummins, Inc.	19,300	1,997,357
Deere & Company	89,200	7,354,540
Eaton Corp.	70,600	3,632,370
Illinois Tool Works, Inc.	24,600	1,389,654
Joy Global, Inc.	64,900	6,181,076
Stanley Black & Decker, Inc.	82,400	5,936,920
		31,122,927
Road & Rail - 1.47%
Norfolk Southern Corp.	10,200	764,286
Union Pacific Corp.	254,200	26,538,480
		27,302,766
Trading Companies & Distributors - 1.76%
Fastenal Company (L)	615,200	22,141,048
W.W. Grainger, Inc. (L)	68,500	10,525,025
		32,666,073
		314,711,843
Information Technology - 28.82%
Communications Equipment - 3.49%
Juniper Networks, Inc. (I)	580,721	18,292,712
Qualcomm, Inc.	818,177	46,464,272
		64,756,984
Computers & Peripherals - 8.08%
Apple, Inc. (I)	384,300	128,997,981
EMC Corp. (I)	720,100	19,838,755
Hewlett-Packard Company	200	7,280
NetApp, Inc. (I)	20,200	1,066,156
		149,910,172
Electronic Equipment, Instruments & Components - 0.84%
Corning, Inc.	858,200	15,576,330
Internet Software & Services - 9.02%
Baidu, Inc., ADR (I)	299,300	41,940,909
eBay, Inc. (I)	510,978	16,489,260
Facebook, Inc., Class B (I)	304,677	8,920,943
Google, Inc., Class A (I)	153,866	77,914,665
Tencent Holdings, Ltd.	805,300	22,106,905
		167,372,682
IT Services - 5.14%
Accenture PLC, Class A (L)	347,400	20,989,908
Automatic Data Processing, Inc.	16,233	855,154
Fiserv, Inc. (I)	27,300	1,709,799
International Business Machines Corp.	54,700	$9,383,785
MasterCard, Inc., Class A	121,000	36,462,140
The Western Union Company	181,400	3,633,442
Visa, Inc., Class A	266,500	22,455,290
		95,489,518
Semiconductors & Semiconductor Equipment - 1.84%
Altera Corp.	128,500	5,955,975
Broadcom Corp., Class A (I)	431,000	14,498,840
Marvell Technology Group, Ltd. (I)	11,110	164,039
Xilinx, Inc. (L)	369,025	13,458,342
		34,077,196
Software - 0.41%
Autodesk, Inc. (I)	49,900	1,926,140
Intuit, Inc. (I)	55,100	2,857,486
Microsoft Corp.	7,044	183,144
Salesforce.com, Inc. (I)	18,100	2,696,538
		7,663,308
		534,846,190
Materials - 4.01%
Chemicals - 3.92%
Air Products & Chemicals, Inc.	156,100	14,920,038
Monsanto Company	47,504	3,445,940
Potash Corp. of Saskatchewan, Inc.	196,300	11,187,137
Praxair, Inc.	393,800	42,683,982
The Mosaic Company	3,000	203,190
The Sherwin-Williams Company	4,400	369,028
		72,809,315
Metals & Mining - 0.09%
Freeport-McMoRan Copper & Gold, Inc.	31,500	1,666,350
		74,475,665
Telecommunication Services - 1.79%
Wireless Telecommunication Services - 1.79%
American Tower Corp., Class A (I)	635,338	33,247,238
TOTAL COMMON STOCKS (Cost $1,367,181,781)		$1,841,303,130

SECURITIES LENDING COLLATERAL - 3.29%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	6,092,341	60,971,536
TOTAL SECURITIES LENDING
COLLATERAL (Cost $60,970,215)		$60,971,536

SHORT-TERM INVESTMENTS - 0.49%
Money Market Funds - 0.49%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	$454,027	$454,027
T. Rowe Price Prime Reserve Investment
Fund, 0.1301% (Y)	8,676,107	8,676,107
		9,130,134
TOTAL SHORT-TERM INVESTMENTS (Cost $9,130,134)		$9,130,134
Total Investments (Blue Chip Growth Trust)
(Cost $1,437,282,130) - 102.99%		$1,911,404,800
Other assets and liabilities, net - (2.99%)		(55,478,034)
TOTAL NET ASSETS - 100.00%		$1,855,926,766

The accompanying notes are an integral part of the financial statements.

28

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.80%
Consumer Discretionary - 25.02%
Auto Components - 1.26%
BorgWarner, Inc. (I)(L)	180,262	$14,563,367
Automobiles - 1.32%
Bayerische Motoren Werke (BMW) AG	152,935	15,239,421
Hotels, Restaurants & Leisure - 5.22%
Chipotle Mexican Grill, Inc. (I)(L)	58,824	18,128,969
Marriott International, Inc., Class A (L)	399,626	14,182,727
McDonald’s Corp.	67,012	5,650,452
Starbucks Corp.	559,110	22,079,254
		60,041,402
Internet & Catalog Retail - 5.20%
Amazon.com, Inc. (I)	246,566	50,420,281
priceline.com, Inc. (I)	18,342	9,389,820
		59,810,101
Media - 2.08%
The Walt Disney Company	611,820	23,885,453
Specialty Retail - 2.35%
Bed Bath & Beyond, Inc. (I)	163,585	9,548,456
Tiffany & Company (L)	165,049	12,959,647
Urban Outfitters, Inc. (I)(L)	160,262	4,511,375
		27,019,478
Textiles, Apparel & Luxury Goods - 7.59%
Burberry Group PLC-ADR	220,236	10,300,438
Coach, Inc.	246,977	15,789,240
Lululemon Athletica, Inc. (I)	51,184	5,723,395
LVMH Moet Hennessy Louis Vuitton	69,604	12,527,161
NIKE, Inc., Class B	251,751	22,652,555
Polo Ralph Lauren Corp. (L)	153,132	20,306,835
		87,299,624
		287,858,846
Consumer Staples - 6.14%
Food & Staples Retailing - 3.10%
Costco Wholesale Corp.	222,784	18,098,972
Whole Foods Market, Inc.	276,841	17,565,561
		35,664,533
Food Products - 1.62%
Green Mountain Coffee Roasters, Inc. (I)	64,077	5,719,513
Mead Johnson Nutrition Company	190,446	12,864,627
		18,584,140
Personal Products - 1.42%
The Estee Lauder Companies, Inc., Class A (L)	155,765	16,384,920
		70,633,593
Energy - 5.98%
Energy Equipment & Services - 3.44%
National Oilwell Varco, Inc.	75,682	5,919,089
Schlumberger, Ltd.	389,576	33,659,366
		39,578,455
Oil, Gas & Consumable Fuels - 2.54%
Anadarko Petroleum Corp.	62,688	4,811,931
Occidental Petroleum Corp.	234,391	24,386,040
		29,197,971
		68,776,426
Financials - 2.99%
Capital Markets - 1.23%
The Charles Schwab Corp.	335,310	5,515,850
The Goldman Sachs Group, Inc.	64,901	$8,637,674
		14,153,524
Consumer Finance - 1.76%
American Express Company	391,561	20,243,704
		34,397,228
Health Care - 12.41%
Biotechnology - 2.32%
Alexion Pharmaceuticals, Inc. (I)	32,774	1,541,361
Celgene Corp. (I)	311,460	18,787,267
Vertex Pharmaceuticals, Inc. (I)	123,702	6,431,267
		26,759,895
Health Care Providers & Services - 1.74%
Express Scripts, Inc. (I)	371,701	20,064,420
Life Sciences Tools & Services - 2.89%
Agilent Technologies, Inc. (I)	358,630	18,329,579
Illumina, Inc. (I)(L)	198,192	14,894,129
		33,223,708
Pharmaceuticals - 5.46%
Allergan, Inc.	207,922	17,309,507
Novo Nordisk A/S, ADR	106,637	13,359,483
Pfizer, Inc.	623,747	12,849,188
Shire PLC, ADR (L)	204,521	19,267,923
		62,786,101
		142,834,124
Industrials - 8.23%
Aerospace & Defense - 5.22%
Precision Castparts Corp.	149,630	24,636,580
The Boeing Company	226,738	16,762,740
United Technologies Corp.	210,294	18,613,122
		60,012,442
Machinery - 1.91%
Deere & Company	152,916	12,607,924
Ingersoll-Rand PLC	207,011	9,400,370
		22,008,294
Road & Rail - 1.10%
Union Pacific Corp.	121,026	12,635,114
		94,655,850
Information Technology - 33.13%
Communications Equipment - 3.17%
Juniper Networks, Inc. (I)	583,787	18,389,291
Qualcomm, Inc.	317,961	18,057,005
		36,446,296
Computers & Peripherals - 8.03%
Apple, Inc. (I)	147,528	49,520,724
EMC Corp. (I)	1,008,031	27,771,254
NetApp, Inc. (I)	286,383	15,115,295
		92,407,273
Internet Software & Services - 5.47%
Baidu, Inc., ADR (I)	161,569	22,640,664
Google, Inc., Class A (I)	52,717	26,694,834
Mail.ru Group, Ltd., GDR (I)(S)	87,396	2,903,295
Tencent Holdings, Ltd., ADR	272,393	7,463,568
Yandex Nv, Class A (I)(L)	45,800	1,626,358
Youku.com, Inc., ADR (I)(L)	46,841	1,608,988
		62,937,707

The accompanying notes are an integral part of the financial statements.

29

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services - 5.46%
Cognizant Technology
Solutions Corp., Class A (I)	133,174	$9,766,981
International Business Machines Corp.	164,501	28,220,147
MasterCard, Inc., Class A	82,528	24,868,988
		62,856,116
Semiconductors & Semiconductor Equipment - 2.93%
Altera Corp.	173,907	8,060,589
ARM Holdings PLC	158,658	4,510,647
Atmel Corp. (I)	449,717	6,327,518
Avago Technologies, Ltd.	242,038	9,197,444
Broadcom Corp., Class A (I)	166,849	5,612,800
		33,708,998
Software - 8.07%
Oracle Corp.	989,836	32,575,503
Red Hat, Inc. (I)	301,600	13,843,440
Salesforce.com, Inc. (I)	154,197	22,972,269
SuccessFactors, Inc. (I)(L)	96,954	2,850,448
VMware, Inc., Class A (I)	206,400	20,687,472
		92,929,132
		381,285,522
Materials - 3.56%
Chemicals - 3.56%
E.I. du Pont de Nemours & Company	302,701	16,360,989
Monsanto Company	339,025	24,592,874
		40,953,863
		40,953,863
Telecommunication Services - 1.34%
Wireless Telecommunication Services - 1.34%
American Tower Corp., Class A (I)	295,880	15,483,401
TOTAL COMMON STOCKS (Cost $861,602,247)		$1,136,878,853

SECURITIES LENDING COLLATERAL - 6.54%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	7,516,237	75,221,749
TOTAL SECURITIES LENDING
COLLATERAL (Cost $75,221,156)		$75,221,749
Total Investments (Capital Appreciation Trust)
(Cost $936,823,403) - 105.34%		$1,212,100,602
Other assets and liabilities, net - (5.34%)		(61,432,796)
TOTAL NET ASSETS - 100.00%		$1,150,667,806

Capital Appreciation Value Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 72.04%
Consumer Discretionary - 8.76%
Automobiles - 0.26%
General Motors Company (I)	29,000	$880,434
Hotels, Restaurants & Leisure - 2.23%
Carnival Corp. (L)	126,100	4,745,143
McDonald’s Corp.	35,000	2,951,200
		7,696,343
Leisure Equipment & Products - 0.17%
Mattel, Inc.	21,500	591,035
Media - 1.92%
Time Warner, Inc. (L)	181,500	$6,601,155
Multiline Retail - 2.71%
Dollar General Corp. (I)(L)	119,300	4,043,077
Kohl’s Corp.	106,000	5,301,060
		9,344,137
Specialty Retail - 1.47%
Lowe’s Companies, Inc. (E)	63,100	1,470,861
O’Reilly Automotive, Inc. (I)	54,800	3,589,948
		5,060,809
		30,173,913
Consumer Staples - 10.88%
Beverages - 3.76%
PepsiCo, Inc.	183,900	12,952,077
Food Products - 3.65%
General Mills, Inc.	236,500	8,802,530
Kellogg Company	68,100	3,767,292
		12,569,822
Household Products - 3.13%
Colgate-Palmolive Company	30,900	2,700,969
The Procter & Gamble Company (E)	127,137	8,082,099
		10,783,068
Tobacco - 0.34%
Philip Morris International, Inc.	17,800	1,188,506
		37,493,473
Energy - 8.20%
Energy Equipment & Services - 0.61%
Weatherford International, Ltd. (I)	112,500	2,109,375
Oil, Gas & Consumable Fuels - 7.59%
Canadian Natural Resources, Ltd.	102,700	4,299,022
Devon Energy Corp.	42,500	3,349,425
El Paso Corp.	101,000	2,040,200
EOG Resources, Inc. (L)	35,100	3,669,705
Nexen, Inc.	299,900	6,747,750
QEP Resources, Inc.	86,100	3,601,563
Spectra Energy Corp. (L)	88,700	2,431,267
		26,138,932
		28,248,307
Financials - 11.45%
Capital Markets - 0.77%
Franklin Resources, Inc.	20,200	2,652,058
Commercial Banks - 6.00%
Fifth Third Bancorp	109,300	1,393,575
KeyCorp	112,400	936,292
SunTrust Banks, Inc.	73,200	1,888,560
U.S. Bancorp	436,400	11,132,564
Wells Fargo & Company (E)	190,100	5,334,206
		20,685,197
Diversified Financial Services - 2.20%
Deutsche Boerse AG	39,600	3,005,378
JPMorgan Chase & Company (E)	84,900	3,475,806
Moody’s Corp. (L)	28,300	1,085,305
		7,566,489
Insurance - 2.42%
AON Corp.	127,100	6,520,230
The Allstate Corp.	60,100	1,834,853
		8,355,083

The accompanying notes are an integral part of the financial statements.

30

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance - 0.06%
New York Community Bancorp, Inc. (L)	13,200	$197,868
		39,456,695
Health Care - 8.42%
Health Care Equipment & Supplies - 0.57%
Covidien PLC (E)	36,900	1,964,187
Health Care Providers & Services - 0.82%
Henry Schein, Inc. (I)	7,257	519,529
Laboratory Corp. of America Holdings (I)	12,200	1,180,838
Quest Diagnostics, Inc.	19,100	1,128,810
		2,829,177
Life Sciences Tools & Services - 3.69%
Thermo Fisher Scientific, Inc. (I)	197,400	12,710,586
Pharmaceuticals - 3.34%
Pfizer, Inc. (E)	559,070	11,516,842
		29,020,792
Industrials - 9.66%
Aerospace & Defense - 2.39%
United Technologies Corp.	92,900	8,222,579
Electrical Equipment - 1.66%
Cooper Industries PLC (L)	55,200	3,293,784
Emerson Electric Company	43,200	2,430,000
		5,723,784
Industrial Conglomerates - 3.41%
Danaher Corp.	221,800	11,753,182
Machinery - 0.92%
Illinois Tool Works, Inc.	56,400	3,186,036
Trading Companies & Distributors - 1.28%
Mitsubishi Corp.	175,300	4,392,131
		33,277,712
Information Technology - 11.21%
Communications Equipment - 1.38%
Cisco Systems, Inc.	303,600	4,739,196
Computers & Peripherals - 1.79%
Apple, Inc. (I)	7,600	2,551,092
Hewlett-Packard Company	99,700	3,629,080
		6,180,172
Electronic Equipment, Instruments & Components - 1.92%
TE Connectivity, Ltd.	180,000	6,616,800
Internet Software & Services - 0.94%
Google, Inc., Class A (I)	6,400	3,240,832
IT Services - 3.56%
Accenture PLC, Class A	48,600	2,936,412
Amdocs, Ltd. (I)	56,000	1,701,840
Fiserv, Inc. (I)	17,000	1,064,710
International Business Machines Corp.	35,300	6,055,715
MasterCard, Inc., Class A	1,700	512,278
		12,270,955
Semiconductors & Semiconductor Equipment - 0.79%
Texas Instruments, Inc.	83,400	2,738,022
Software - 0.83%
Microsoft Corp.	109,800	2,854,800
		38,640,777
Materials - 1.36%
Chemicals - 1.36%
Air Products & Chemicals, Inc.	49,100	4,692,978
Telecommunication Services - 1.79%
Diversified Telecommunication Services - 1.79%
AT&T, Inc. (E)	196,000	$6,156,360
Utilities - 0.31%
Electric Utilities - 0.10%
Entergy Corp.	5,000	341,400
Multi-Utilities - 0.21%
MDU Resources Group, Inc.	12,800	288,000
OGE Energy Corp.	8,500	427,720
		715,720
		1,057,120
TOTAL COMMON STOCKS (Cost $212,842,996)		$248,218,127

PREFERRED SECURITIES - 1.70%
Consumer Discretionary - 0.82%
Automobiles - 0.48%
General Motors Company, Series B, 4.750%	33,800	1,647,412
Household Durables - 0.34%
Newell Financial Trust I, 5.250%	25,400	1,193,800
		2,841,212
Consumer Staples - 0.13%
Food Products - 0.13%
H.J. Heinz Finance Company, 8.000% (S)	4	433,250
Financials - 0.54%
Commercial Banks - 0.06%
Wells Fargo & Company, Series L, 7.500%	200	212,000
Diversified Financial Services - 0.48%
AMG Capital Trust I, 5.100%	35,060	1,654,394
		1,866,394
Utilities - 0.21%
Electric Utilities - 0.21%
PPL Corp., 8.750% (I)	13,100	719,321
TOTAL PREFERRED SECURITIES (Cost $5,589,872)		$5,860,177

CORPORATE BONDS - 5.42%
Consumer Discretionary - 0.94%
Dollar General Corp.
10.625%, 07/15/2015	$900,000	$949,435
Lamar Media Corp.
9.750%, 04/01/2014	885,000	1,022,175
MGM Resorts International
9.000%, 03/15/2020	175,000	191,625
10.375%, 05/15/2014	200,000	227,000
13.000%, 11/15/2013	260,000	308,750
Penske Automotive Group, Inc.
7.750%, 12/15/2016	20,000	20,400
Sirius XM Radio, Inc.
9.750%, 09/01/2015 (S)	225,000	247,500
Time Warner, Inc.
5.875%, 11/15/2016	195,000	222,780
Univision Communications, Inc.
7.875%, 11/01/2020 (S)	50,000	51,250
		3,240,915
Consumer Staples - 0.14%
Pernod-Ricard SA
5.750%, 04/07/2021 (S)	220,000	229,538

The accompanying notes are an integral part of the financial statements.

31

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Rite Aid Corp.
10.375%, 07/15/2016	$250,000	$265,625
		495,163
Energy - 0.99%
Consol Energy Inc.
8.000%, 04/01/2017	1,100,000	1,199,000
Forest Oil Corp.
8.500%, 02/15/2014	250,000	271,250
Peabody Energy Corp.
6.500%, 09/15/2020	180,000	193,500
7.375%, 11/01/2016	180,000	203,400
Petrohawk Energy Corp.
10.500%, 08/01/2014	400,000	450,000
Pride International, Inc.
8.500%, 06/15/2019	170,000	214,111
QEP Resources, Inc.
6.800%, 03/01/2020	120,000	125,833
6.875%, 03/01/2021	100,000	105,500
Quicksilver Resources, Inc.
11.750%, 01/01/2016	375,000	429,375
Range Resources Corp.
8.000%, 05/15/2019	200,000	217,000
		3,408,969
Financials - 0.21%
Janus Capital Group, Inc.
6.700%, 06/15/2017	675,000	739,572
Health Care - 0.04%
Beckman Coulter, Inc.
7.000%, 06/01/2019	120,000	141,537
Industrials - 0.72%
American Airlines Pass
Through Trust 2009-1A
10.375%, 07/02/2019	117,543	135,762
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	295,902	338,807
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019	95,192	102,569
Continental Airlines, Inc.
6.750%, 09/15/2015 (S)	190,000	190,950
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 12/17/2019	224,359	244,551
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	150,000	150,000
International Lease Finance Corp.
6.500%, 09/01/2014 (S)	250,000	265,000
6.750%, 09/01/2016 (S)	325,000	346,125
7.125%, 09/01/2018 (S)	100,000	107,000
U.S. Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	530,000	514,100
US Airways 2010-1 Class B Pass
Through Trust
8.500%, 04/22/2017	80,000	78,400
		2,473,264
Information Technology - 0.25%
First Data Corp.
7.375%, 06/15/2019 (S)	350,000	352,625
Tyco Electronics Group SA
6.000%, 10/01/2012	$475,000	$503,604
		856,229
Materials - 0.14%
Ball Corp.
7.375%, 09/01/2019	125,000	136,563
Georgia-Pacific LLC
8.250%, 05/01/2016 (S)	200,000	226,669
Silgan Holdings, Inc.
7.250%, 08/15/2016	100,000	105,500
		468,732
Telecommunication Services - 1.49%
American Tower Corp.
4.500%, 01/15/2018	305,000	304,704
CC Holdings GS V LLC/Crown Castle
GS III Corp.
7.750%, 05/01/2017 (S)	880,000	952,600
Crown Castle International Corp.
9.000%, 01/15/2015	2,925,000	3,173,625
Nextel Communications, Inc.
5.950%, 03/15/2014	350,000	349,563
SBA Telecommunications, Inc.
8.000%, 08/15/2016	100,000	106,375
8.250%, 08/15/2019	75,000	80,250
Sprint Capital Corp.
6.900%, 05/01/2019	25,000	25,750
8.375%, 03/15/2012	125,000	130,000
		5,122,867
Utilities - 0.50%
Calpine Construction Finance Company LP
8.000%, 06/01/2016 (S)	750,000	810,000
Calpine Corp.
7.500%, 02/15/2021 (S)	275,000	280,500
The Cleveland Electric Illuminating Company
8.875%, 11/15/2018	500,000	640,503
		1,731,003
TOTAL CORPORATE BONDS (Cost $17,204,919)		$18,678,251

CONVERTIBLE BONDS - 2.33%
Consumer Discretionary - 0.68%
Group 1 Automotive, Inc.
3.000%, 03/15/2020 (S)	447,000	557,074
Group 1 Automotive, Inc. (2.250% Steps down
to 2.000% on 6/15/2016) 06/15/2036	1,746,000	1,770,008
		2,327,082
Energy - 0.26%
Oil States International, Inc.
2.375%, 07/01/2025	363,000	911,584
Financials - 0.39%
Host Hotels & Resorts LP
2.625%, 04/15/2027 (S)	1,332,000	1,332,000
Industrials - 0.03%
Actuant Corp. 2.672%, 11/15/2023	75,000	102,750
Information Technology - 0.67%
Liberty Media LLC 3.125%, 03/30/2023	1,008,000	1,203,300
Xilinx, Inc. 3.125%, 03/15/2037	876,000	1,110,330
		2,313,630
Materials - 0.23%
United States Steel Corp. 4.000%, 05/15/2014	497,000	789,609

The accompanying notes are an integral part of the financial statements.

32

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)
Telecommunication Services - 0.07%
SBA Communications Corp.
1.875%, 05/01/2013	$229,000	$251,614
TOTAL CONVERTIBLE BONDS (Cost $5,867,158)		$8,028,269

TERM LOANS (M) - 9.45%
Consumer Discretionary - 6.31%
Cedar Fair LP
4.000%, 12/15/2017	646,750	647,882
Charter Communications Operating LLC
2.190%, 03/06/2014	4,125	4,141
3.500%, 09/06/2016	1,202,755	1,197,591
7.250%, 03/06/2014	13,642	13,697
CSC Holdings LLC
1.707%, 02/24/2012	372,689	244,111
1.941%, 03/29/2016	2,557,048	2,547,725
DineEquity, Inc.
4.250%, 10/19/2017	1,360,175	1,359,446
Dollar General Corp.
2.969%, 07/07/2014	1,750,000	1,750,000
Dunkin’ Brands, Inc.
4.250%, 11/23/2017	7,718,595	7,701,715
Federal-Mogul Corp.
2.128%, 12/29/2014	2,624,477	2,481,067
2.128%, 12/28/2015	2,329,700	2,199,119
Univision Communications, Inc.
4.436%, 03/31/2017	1,686,067	1,600,039
		21,746,533
Consumer Staples - 0.71%
Reynolds Group Holdings, Inc.
4.250%, 02/09/2018	1,970,062	1,957,750
Rite Aid Corp.
4.500%, 02/28/2018	500,000	491,094
		2,448,844
Financials - 0.66%
CIT Group, Inc.
- 08/11/2015 (T)	250,000	251,205
Fifth Third Processing Solutions, Inc.
4.500%, 11/03/2016	224,438	224,999
MSCI, Inc.
3.750%, 03/14/2017	249,750	250,791
Nuveen Investments, Inc.
3.257%, 11/13/2014	314,192	309,724
5.757%, 05/12/2017	367,116	366,963
Pinnacle Foods Finance LLC/Pinnacle Foods
Finance Corp.
2.690%, 04/02/2014	735,771	728,924
Worldpay
5.250%, 10/15/2017	150,000	142,347
		2,274,953
Health Care - 0.27%
HCA, Inc.
1.557%, 11/19/2012	952,802	917,223
Industrials - 0.14%
Rexnord LLC
2.769%, 07/19/2013	500,000	494,584
Information Technology - 0.36%
First Data Corp.
2.936%, 09/24/2014	220,818	204,282
2.936%, 09/24/2014	1,114,954	1,031,460
		1,235,742
Materials - 0.43%
Georgia-Pacific LLC
2.250%, 12/21/2012	$1,476,335	$1,474,183
Telecommunication Services - 0.57%
Intelsat Jackson Holdings SA
5.250%, 04/02/2018	1,750,000	1,754,739
SBA Communications Corp.
- 06/30/2018 (T)	200,000	200,000
		1,954,739
TOTAL TERM LOANS (Cost $32,305,383)		$32,546,801

SECURITIES LENDING COLLATERAL - 4.52%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	1,555,032	15,562,601
TOTAL SECURITIES LENDING
COLLATERAL (Cost $15,562,190)		$15,562,601

SHORT-TERM INVESTMENTS - 9.26%
Money Market Funds - 8.68%
T. Rowe Price Prime Reserve
Fund, 0.1301% (Y)	$29,929,344	$29,929,344
Repurchase Agreement - 0.58%
Repurchase Agreement with State Street Corp. dated 06/30/2011 at 0.010% to be repurchased at $1,995,001 on 07/01/2011, collateralized by $1,985,000 Federal Home Loan Bank, 2.000% due 09/14/2012 (valued at $2,036,002, including interest)	1,995,000	1,995,000
TOTAL SHORT-TERM INVESTMENTS (Cost $31,924,344)		$31,924,344
Total Investments (Capital Appreciation Value Trust)
(Cost $321,296,862) - 104.72%		$360,818,570
Other assets and liabilities, net - (4.72%)		(16,274,996)
TOTAL NET ASSETS - 100.00%		$344,543,574

Core Allocation Trust

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.02%
Affiliated Investment Companies - 100.02%
Equity - 87.47%
John Hancock Variable Insurance Trust (G) - 87.47%
500 Index, Series NAV (John Hancock) (A)(2)	1,232,615	$14,138,110
Core Allocation Plus, Series NAV (Wellington)	6,335,767	72,481,169
International Index, Series NAV
(John Hancock) (A)(2)	578,445	10,602,893
Mid Cap Index, Series NAV
(John Hancock) (A)(2)	362,545	6,964,487
Small Cap Index, Series NAV
(John Hancock) (A)(2)	105,707	1,570,799

The accompanying notes are an integral part of the financial statements.

33

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Fixed Income - 12.55%
John Hancock Variable Insurance Trust (G) - 12.55%
Total Bond Market A,
Series NAV (Declaration) (A)	1,074,320	$15,180,146
TOTAL INVESTMENT COMPANIES (Cost $111,082,271)		$120,937,604
Total Investments (Core Allocation Trust)
(Cost $111,082,271) - 100.02%		$120,937,604
Other assets and liabilities, net - (0.02%)		(28,675)
TOTAL NET ASSETS - 100.00%		$120,908,929

Core Allocation Plus Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 55.69%
Consumer Discretionary - 8.34%
Auto Components - 0.44%
Autoliv, Inc. (L)	900	$70,605
Continental AG (I)	5,519	579,457
Stanley Electric Company, Ltd.	12,900	225,703
Toyota Boshoku Corp.	14,300	236,949
TRWAutomotive Holdings Corp. (I)	1,100	64,933
		1,177,647
Automobiles - 0.31%
Ford Motor Company (I)	26,300	362,677
Harley-Davidson, Inc.	700	28,679
Hyundai Motor Company, Ltd.	1,348	301,023
Thor Industries, Inc. (L)	4,640	133,818
		826,197
Distributors - 0.05%
Jardine Cycle and Carriage, Ltd.	4,000	140,587
Diversified Consumer Services - 0.22%
Apollo Group, Inc., Class A (I)	3,800	165,984
Estacio Participacoes SA	9,600	123,026
Weight Watchers International, Inc.	4,140	312,446
		601,456
Hotels, Restaurants & Leisure - 1.30%
AFC Enterprises, Inc. (I)	4,410	72,545
China Lodging Group, Ltd., ADR (I)	28,800	512,640
Chipotle Mexican Grill, Inc. (I)(L)	1,270	391,401
Domino’s Pizza UK & IRL PLC	21,385	138,563
Kangwon Land, Inc.	16,370	439,082
PartyGaming PLC (I)	111,849	269,794
Shanghai Jin Jiang International Hotels
Group Company, Ltd.	1,260,000	224,747
The Cheesecake Factory, Inc. (I)	3,570	111,991
Wynn Macau, Ltd.	102,800	339,356
Wynn Resorts, Ltd. (L)	6,900	990,426
		3,490,545
Household Durables - 0.38%
PDG Realty SA Empreendimentos
e Participacoes	55,800	314,281
Persimmon PLC	59,404	459,864
Tempur-Pedic International, Inc. (I)(L)	3,570	242,117
		1,016,262
Internet & Catalog Retail - 1.29%
Amazon.com, Inc. (I)	7,530	1,539,810
Hyundai Home Shopping Network Corp.	4,486	$537,758
Netflix, Inc. (I)(L)	3,300	866,877
priceline.com, Inc. (I)	740	378,828
Shutterfly, Inc. (I)(L)	2,700	155,034
		3,478,307
Leisure Equipment & Products - 0.44%
Brunswick Corp. (L)	6,880	140,352
Mattel, Inc.	20,500	563,545
Sega Sammy Holdings, Inc.	24,400	472,591
		1,176,488
Media - 1.22%
Cablevision Systems Corp., Class A	6,600	238,986
Cinemark Holdings, Inc. (L)	7,000	144,970
DIRECTV, Class A (I)	15,330	779,071
DISH Network Corp. (I)	4,900	150,283
DreamWorks Animation SKG, Inc. (I)(L)	44,900	902,490
Genius Products, Inc. (I)	32	64
Sirius XM Radio, Inc. (I)(L)	285,100	624,369
Time Warner Cable, Inc.	1,300	101,452
Viacom, Inc., Class B	6,500	331,500
		3,273,185
Multiline Retail - 0.44%
J.C. Penney Company, Inc.	7,300	252,142
Kohl’s Corp.	7,300	365,073
Maoye International Holdings, Ltd. (I)	337,000	168,789
New World Department Store China, Ltd.	507,000	400,440
		1,186,444
Specialty Retail - 1.59%
AutoZone, Inc. (I)	1,100	324,335
Bed Bath & Beyond, Inc. (I)	3,500	204,295
Belle International Holdings, Ltd.	160,000	339,525
Dufry Group AG (I)	4,476	563,654
Esprit Holdings, Ltd.	138,000	429,877
Express, Inc.	9,530	207,754
GNC Holdings, Inc., Class A (I)	3,750	81,788
Hengdeli Holdings, Ltd.	560,000	298,543
Limited Brands, Inc. (L)	5,140	197,633
Lumber Liquidators Holdings, Inc. (I)(L)	29,310	744,474
Rue21, Inc. (I)	1,400	45,500
Tiffany & Company	2,900	227,708
TJX Companies, Inc.	3,800	199,614
Ulta Salon Cosmetics & Fragrance, Inc. (I)	2,653	171,331
Urban Outfitters, Inc. (I)	7,900	222,385
		4,258,416
Textiles, Apparel & Luxury Goods - 0.66%
Coach, Inc.	15,350	981,326
Columbia Sportswear Company	1,850	117,290
Daphne International Holdings, Ltd.	334,000	298,324
Hanesbrands, Inc. (I)	6,801	194,169
Steven Madden, Ltd. (I)(L)	3,970	148,915
The Warnaco Group, Inc. (I)	400	20,900
		1,760,924
		22,386,458
Consumer Staples - 3.83%
Beverages - 0.77%
C&C Group PLC - London Exchange	48,866	254,968
Coca-Cola Enterprises, Inc.	21,800	636,124
Dr. Pepper Snapple Group, Inc.	6,900	289,317
Kirin Holdings Company, Ltd.	40,000	559,248
PepsiCo, Inc.	1,360	95,785

The accompanying notes are an integral part of the financial statements.

34

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Beverages (continued)
The Coca-Cola Company	3,410	$229,459
		2,064,901
Food & Staples Retailing - 1.02%
CVS Caremark Corp.	10,500	394,590
Safeway, Inc. (L)	17,340	405,236
The Fresh Market, Inc. (I)	2,420	93,606
The Kroger Company	6,600	163,680
Wal-Mart Stores, Inc.	21,260	1,129,756
Walgreen Company	12,770	542,214
		2,729,082
Food Products - 1.01%
Diamond Foods, Inc.	300	22,902
Green Mountain Coffee Roasters, Inc. (I)(L)	18,795	1,677,642
Hormel Foods Corp. (L)	20,700	617,067
Smithfield Foods, Inc. (I)(L)	2,600	56,862
Tyson Foods, Inc., Class A (L)	17,200	334,024
		2,708,497
Household Products - 0.18%
Church & Dwight Company, Inc.	1,620	65,675
Kimberly-Clark Corp.	700	46,592
The Procter & Gamble Company	6,070	385,870
		498,137
Personal Products - 0.22%
Herbalife, Ltd.	4,000	230,560
Pola Orbis Holdings, Inc.	14,000	367,983
		598,543
Tobacco - 0.63%
Altria Group, Inc.	17,530	462,967
Lorillard, Inc.	4,740	516,044
Philip Morris International, Inc.	10,660	711,768
		1,690,779
		10,289,939
Energy - 5.26%
Energy Equipment & Services - 0.63%
Diamond Offshore Drilling, Inc.	1,350	95,054
Ensco International PLC, ADR	7,900	421,070
Gulfmark Offshore, Inc., Class A (I)	3,740	165,271
Halliburton Company	6,500	331,500
Helmerich & Payne, Inc. (L)	1,900	125,628
Hornbeck Offshore Services, Inc. (I)(L)	2,510	69,025
ION Geophysical Corp. (I)(L)	12,590	119,101
National Oilwell Varco, Inc.	2,100	164,241
Schlumberger, Ltd.	620	53,568
Tidewater, Inc. (L)	2,850	153,359
		1,697,817
Oil, Gas & Consumable Fuels - 4.63%
Anadarko Petroleum Corp.	4,380	336,209
Bumi Resources Tbk PT	964,500	332,862
Canadian Natural Resources, Ltd.	12,400	519,811
Chevron Corp.	16,270	1,673,207
ConocoPhillips	15,030	1,130,106
CONSOL Energy, Inc.	4,400	213,312
Devon Energy Corp.	3,970	312,876
Exxon Mobil Corp.	33,275	2,707,920
Hess Corp.	2,800	209,328
Inpex Corp.	110	812,100
James River Coal Company (I)(L)	7,330	152,611
Karoon Gas Australia, Ltd. (I)	22,589	127,335
Marathon Oil Corp.	13,385	705,122
MEG Energy Corp. (I)	6,400	$333,918
Murphy Oil Corp.	6,440	422,850
Noble Energy, Inc.	3,840	344,179
Occidental Petroleum Corp.	3,940	409,918
Peabody Energy Corp.	10,300	606,773
Petroleo Brasileiro SA, ADR	14,100	477,426
Rosetta Resources, Inc. (I)(L)	3,380	174,205
Total SA	3,637	210,350
Valero Energy Corp.	7,700	196,889
		12,409,307
		14,107,124
Financials - 6.95%
Capital Markets - 1.12%
Ameriprise Financial, Inc.	7,250	418,180
BlackRock, Inc.	490	93,987
CETIP SA - Balcao Organizado de Ativos
e Derivativos	10,600	164,028
CETIP SA - Balcao Organizado de Ativos e
Derivativos, Subscription Receipts (I)	100	1,498
EFG International (I)	43,072	477,291
Evercore Partners, Inc., Class A	2,900	96,628
Franklin Resources, Inc.	2,100	275,709
LPL Investment Holdings, Inc. (I)	5,000	171,050
The Bank of New York Mellon Corp.	1,800	46,116
The Goldman Sachs Group, Inc.	2,980	396,608
UBS AG (Swiss Exchange) (I)	46,900	855,226
		2,996,321
Commercial Banks - 1.67%
Banco Santander Brasil SA, ADR	64,600	756,466
Banco Santander SA (I)	20,187	232,927
BNP Paribas SA	2,741	211,401
Huntington Bancshares, Inc.	5,600	36,736
Mitsubishi UFJ Financial Group	108,400	527,721
Nordea Bank AB	13,498	145,045
PNC Financial Services Group, Inc.	6,890	410,713
Signature Bank (I)(L)	1,580	90,376
U.S. Bancorp	6,900	176,019
UniCredit SpA	79,550	168,259
Wells Fargo & Company	61,700	1,731,302
		4,486,965
Consumer Finance - 0.42%
Capital One Financial Corp.	9,520	491,898
Discover Financial Services	21,900	585,825
Green Dot Corp., Class A (I)(L)	460	15,631
Netspend Holdings, Inc. (I)	3,820	38,200
		1,131,554
Diversified Financial Services - 1.29%
Bank of America Corp.	54,604	598,460
Citigroup, Inc.	8,350	347,694
JPMorgan Chase & Company	45,480	1,861,951
Justice Holdings, Ltd. (I)	6,627	104,237
Moody’s Corp.	7,000	268,450
The NASDAQ OMX Group, Inc. (I)	10,800	273,240
		3,454,032
Insurance - 1.71%
ACE, Ltd.	9,200	605,544
Aflac, Inc.	2,900	135,372
American International Group, Inc. (I)(L)	14,100	413,412
Assurant, Inc.	8,500	308,295
Berkshire Hathaway, Inc., Class B (I)	1,760	136,206
Everest Re Group, Ltd.	1,450	118,538

The accompanying notes are an integral part of the financial statements.

35

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
LIG Non-Life Insurance Company, Ltd.	5,410	$138,684
Marsh & McLennan Companies, Inc.	8,700	271,353
Principal Financial Group, Inc.	3,100	94,302
Prudential Financial, Inc.	2,540	161,519
Reinsurance Group of America, Inc.	4,100	249,526
Resolution, Ltd.	158,398	747,445
Sony Financial Holdings, Inc.	11,400	206,133
The Travelers Companies, Inc.	5,990	349,696
Torchmark Corp.	4,050	259,767
Unum Group (L)	7,890	201,037
White Mountains Insurance Group, Ltd.	460	193,274
		4,590,103
Real Estate Investment Trusts - 0.34%
American Capital Agency Corp.	11,100	323,121
Annaly Capital Management, Inc. (L)	23,710	427,728
Hospitality Properties Trust	6,400	155,200
		906,049
Real Estate Management & Development - 0.37%
BR Properties SA	37,500	420,498
CB Richard Ellis Group, Inc., Class A (I)	10,400	261,144
Wheelock and Company, Ltd.	75,000	304,420
		986,062
Thrifts & Mortgage Finance - 0.03%
First Niagara Financial Group, Inc.	7,200	95,040
		18,646,126
Health Care - 6.70%
Biotechnology - 1.29%
Alkermes, Inc. (I)	10,400	193,440
Amgen, Inc. (I)	16,760	977,946
Ardea Biosciences, Inc. (I)(L)	2,400	61,104
Biogen Idec, Inc. (I)	7,940	848,945
Exelixis, Inc. (I)	6,850	61,376
Gilead Sciences, Inc. (I)(L)	11,480	475,387
Immunogen, Inc. (I)	4,000	48,760
Incyte Corp. (I)(L)	5,140	97,352
Ironwood Pharmaceuticals, Inc. (I)	6,390	100,451
Onyx Pharmaceuticals, Inc. (I)(L)	2,430	85,779
Seattle Genetics, Inc. (I)(L)	5,750	117,990
Vertex Pharmaceuticals, Inc. (I)	7,800	405,522
		3,474,052
Health Care Equipment & Supplies - 0.83%
Baxter International, Inc.	2,300	137,287
Gen-Probe, Inc. (I)(L)	2,550	176,333
HeartWare International, Inc. (I)(L)	1,510	111,861
Hologic, Inc. (I)	19,500	393,315
Insulet Corp. (I)	3,510	77,817
Intuitive Surgical, Inc. (I)(L)	1,700	632,587
Medtronic, Inc.	1,200	46,236
NuVasive, Inc. (I)(L)	4,400	144,672
Orthofix International NV (I)	1,200	50,964
Tornier BV (I)	2,800	75,460
Volcano Corp. (I)	4,580	147,888
Zimmer Holdings, Inc. (I)	1,400	88,480
Zoll Medical Corp. (I)(L)	2,540	143,916
		2,226,816
Health Care Providers & Services - 1.34%
Aetna, Inc.	11,500	507,035
Catalyst Health Solutions, Inc. (I)	3,200	178,624
CIGNA Corp.	5,500	282,865
Humana, Inc.	3,510	282,695
McKesson Corp.	2,700	$225,855
United Drug PLC	53,536	183,392
UnitedHealth Group, Inc.	23,100	1,191,498
Universal Health Services, Inc., Class B (L)	11,400	587,442
WellCare Health Plans, Inc. (I)	2,760	141,892
		3,581,298
Health Care Technology - 0.12%
Allscripts Healthcare Solutions, Inc. (I)(L)	6,600	128,172
SXC Health Solutions Corp. (I)	3,140	185,009
		313,181
Life Sciences Tools & Services - 0.18%
Agilent Technologies, Inc. (I)	2,100	107,331
Parexel International Corp. (I)	5,760	135,706
Pharmaceutical Product Development, Inc.	5,190	139,300
WuXi PharmaTech Cayman, Inc., ADR (I)	5,900	103,604
		485,941
Pharmaceuticals - 2.94%
Abbott Laboratories	17,030	896,119
AstraZeneca PLC	4,522	225,791
AstraZeneca PLC, ADR	700	35,049
Bristol-Myers Squibb Company	10,300	298,288
Daiichi Sankyo Company, Ltd.	17,100	334,473
Eli Lilly & Company	28,480	1,068,854
Endo Pharmaceuticals Holdings, Inc. (I)(L)	12,700	510,159
Forest Laboratories, Inc. (I)	16,060	631,800
H. Lundbeck A/S	13,277	349,476
Johnson & Johnson	9,760	649,235
Merck & Company, Inc.	25,210	889,661
Pfizer, Inc.	58,455	1,204,173
Salix Pharmaceuticals, Ltd. (I)	2,970	118,295
Shionogi & Company, Ltd.	14,600	239,178
UCB SA	9,871	443,546
		7,894,097
		17,975,385
Industrials - 7.19%
Aerospace & Defense - 1.96%
BAE Systems PLC (I)	121,965	623,492
DigitalGlobe, Inc. (I)	6,660	169,231
General Dynamics Corp.	7,580	564,862
L-3 Communications Holdings, Inc.	7,460	652,377
Lockheed Martin Corp. (L)	5,900	477,723
Moog, Inc., Class A (I)	2,180	94,874
Northrop Grumman Corp.	15,720	1,090,182
Qinetiq PLC (I)	225,575	437,000
Raytheon Company	8,540	425,719
Safran SA	10,176	434,617
Textron, Inc. (L)	12,100	285,681
		5,255,758
Airlines - 0.08%
Copa Holdings SA, Class A	3,200	213,568
Building Products - 0.56%
Assa Abloy AB, Series B	14,351	385,712
Masco Corp. (L)	45,700	549,771
Trex Company, Inc. (I)	4,130	101,102
USG Corp. (I)(L)	32,100	460,314
		1,496,899
Commercial Services & Supplies - 0.35%
Corrections Corp. of America (I)(L)	7,945	172,009
Interface, Inc., Class A	4,870	94,332
Pitney Bowes, Inc.	7,200	165,528

The accompanying notes are an integral part of the financial statements.

36

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
R.R. Donnelley & Sons Company	11,190	$219,436
SYKES Enterprises, Inc. (I)(L)	5,760	124,013
The Geo Group, Inc. (I)	6,710	154,531
		929,849
Construction & Engineering - 0.31%
Aecom Technology Corp. (I)	3,560	97,330
Fluor Corp.	4,500	290,970
Vinci SA	6,960	445,843
		834,143
Electrical Equipment - 0.38%
AMETEK, Inc.	9,400	422,060
Belden, Inc. (L)	14,100	491,526
Roper Industries, Inc.	1,170	97,461
		1,011,047
Industrial Conglomerates - 0.91%
3M Company	3,390	321,542
Beijing Enterprises Holdings, Ltd.	88,500	462,968
General Electric Company	50,580	953,939
Nava Bharat Ventures, Ltd.	48,245	226,587
Shanghai Industrial Holdings, Ltd.	128,000	476,163
		2,441,199
Machinery - 1.48%
Caterpillar, Inc.	8,910	948,559
Commercial Vehicle Group, Inc. (I)	5,400	76,626
Cummins, Inc.	4,600	476,054
Dover Corp.	700	47,460
Eaton Corp.	4,700	241,815
Hexagon AB	20,336	500,833
Joy Global, Inc.	6,490	618,108
Meritor, Inc. (I)	8,640	138,586
Navistar International Corp. (I)	1,480	83,561
Nordson Corp.	800	43,880
Pall Corp.	7,600	427,348
Parker Hannifin Corp.	1,370	122,944
Sauer-Danfoss, Inc. (I)	900	45,351
United Tractors Tbk PT	72,318	210,562
		3,981,687
Marine - 0.13%
Kawasaki Kisen Kaisha, Ltd. (I)	102,000	356,818
Professional Services - 0.10%
The Advisory Board Company (I)	4,060	234,993
TrueBlue, Inc. (I)	3,061	44,323
		279,316
Road & Rail - 0.50%
Con-way, Inc.	3,290	127,685
J.B. Hunt Transport Services, Inc. (L)	3,562	167,735
Localiza Rent a Car SA	5,880	105,118
Norfolk Southern Corp. (L)	2,500	187,325
Old Dominion Freight Line, Inc. (I)	4,550	169,715
Union Pacific Corp.	4,100	428,040
Vitran Corp., Inc. (I)	2,610	33,147
Werner Enterprises, Inc. (L)	4,950	123,998
		1,342,763
Trading Companies & Distributors - 0.39%
Beacon Roofing Supply, Inc. (I)(L)	5,730	130,759
ITOCHU Corp.	23,600	245,491
Mitsui & Company, Ltd.	18,500	319,922
RSC Holdings, Inc. (I)	6,080	72,717
United Rentals, Inc. (I)(L)	9,240	234,696
W.W. Grainger, Inc. (L)	210	$32,267
		1,035,852
Transportation Infrastructure - 0.04%
CCR SA	3,900	116,077
		19,294,976
Information Technology - 11.75%
Communications Equipment - 1.69%
Acme Packet, Inc. (I)	3,605	252,819
ADTRAN, Inc.	2,430	94,065
Alcatel-Lucent, ADR (I)(L)	55,200	318,504
Aruba Networks, Inc. (I)(L)	5,930	175,232
Cisco Systems, Inc.	21,850	341,079
Comverse Technology, Inc. (I)	203,700	1,578,675
F5 Networks, Inc. (I)	2,360	260,190
Finisar Corp. (I)	3,850	69,416
Ixia (I)(L)	3,210	41,088
Motorola Mobility Holdings, Inc. (I)(L)	20,662	455,390
Motorola Solutions, Inc. (I)	9,942	457,730
Polycom, Inc. (I)	2,230	143,389
Qualcomm, Inc.	820	46,568
Riverbed Technology, Inc. (I)	2,500	98,975
ZTE Corp., Class H	57,840	209,761
		4,542,881
Computers & Peripherals - 1.58%
Apple, Inc. (I)	9,660	3,242,572
Dell, Inc. (I)	35,000	583,450
EMC Corp. (I)(L)	15,300	421,515
		4,247,537
Electronic Equipment, Instruments & Components - 0.32%
FUJIFILM Holdings Corp.	13,600	423,908
Jabil Circuit, Inc. (L)	12,640	255,328
Kingboard Laminates Holdings, Ltd.	142,000	112,017
Universal Display Corp. (I)	1,720	60,355
		851,608
Internet Software & Services - 1.43%
Ancestry.com, Inc. (I)(L)	3,730	154,385
Daum Communications Corp. (I)	3,093	322,590
Demand Media, Inc. (I)(L)	7,450	100,948
Dena Company, Ltd.	18,600	802,165
Dice Holdings, Inc. (I)(L)	9,740	131,685
eBay, Inc. (I)	33,830	1,091,694
Google, Inc., Class A (I)	470	237,999
Liquidity Services, Inc. (I)	2,300	54,303
LivePerson, Inc. (I)(L)	8,920	126,129
Netease.com, Inc., ADR (I)	6,600	297,594
QuinStreet, Inc. (I)	2,285	29,659
Rackspace Hosting, Inc. (I)	2,600	111,124
Sohu.com, Inc. (I)	5,100	368,577
		3,828,852
IT Services - 1.20%
Amdocs, Ltd. (I)	10,800	328,212
Forrester Research, Inc.	4,000	131,840
International Business Machines Corp.	6,710	1,151,101
MasterCard, Inc., Class A	780	235,045
Sapient Corp. (I)(L)	14,010	210,570
Syntel, Inc. (L)	2,230	131,838
Teradata Corp. (I)	7,750	466,550
The Western Union Company	28,400	568,852
		3,224,008

The accompanying notes are an integral part of the financial statements.

37

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 2.21%
Altera Corp.	6,700	$310,545
Applied Materials, Inc.	25,600	333,056
Applied Micro Circuits Corp. (I)	12,390	109,775
Avago Technologies, Ltd.	12,300	467,400
Cavium, Inc. (I)(L)	3,190	139,052
Cree, Inc. (I)(L)	16,600	557,594
Cymer, Inc. (I)	2,410	119,319
Intel Corp.	53,600	1,187,776
KLA-Tencor Corp.	3,700	149,776
Lam Research Corp. (I)	9,100	402,948
LSI Corp. (I)	26,400	187,968
Maxim Integrated Products, Inc.	16,700	426,852
Mindspeed Technologies, Inc. (I)(L)	10,550	84,400
Netlogic Microsystems, Inc. (I)	3,660	147,937
NVIDIA Corp. (I)(L)	9,000	143,415
Samsung Electronics Company, Ltd.	488	379,293
Skyworks Solutions, Inc. (I)	23,680	544,166
TriQuint Semiconductor, Inc. (I)(L)	8,710	88,755
Wolfson Microelectronics PLC (I)	54,806	150,275
		5,930,302
Software - 3.32%
Activision Blizzard, Inc.	35,400	413,472
BMC Software, Inc. (I)	7,900	432,130
BroadSoft, Inc. (I)(L)	4,270	162,815
CA, Inc.	19,100	436,244
Cadence Design Systems, Inc. (I)(L)	23,670	249,955
Citrix Systems, Inc. (I)	7,726	618,080
CommVault Systems, Inc. (I)	2,670	118,682
Concur Technologies, Inc. (I)(L)	2,780	139,195
Electronic Arts, Inc. (I)(L)	27,000	637,200
Magma Design Automation, Inc. (I)	9,400	75,106
Microsoft Corp.	62,700	1,630,200
Nintendo Company, Ltd. (I)	3,580	674,188
Oracle Corp.	36,330	1,195,620
Parametric Technology Corp. (I)	3,510	80,484
QLIK Technologies, Inc. (I)	2,340	79,700
RealPage, Inc. (I)	4,640	122,821
Red Hat, Inc. (I)	2,000	91,800
Salesforce.com, Inc. (I)(L)	4,500	670,410
Shanda Interactive
Entertainment, Ltd., ADR (I)(L)	12,200	473,482
Velti PLC (I)	9,687	163,807
VMware, Inc., Class A (I)	4,400	441,012
		8,906,403
		31,531,591
Materials - 2.48%
Chemicals - 0.61%
CF Industries Holdings, Inc.	670	94,919
Eastman Chemical Company	4,400	449,108
Huabao International Holdings, Ltd.	614,000	559,815
Methanex Corp.	5,080	159,410
PPG Industries, Inc.	500	45,395
Rockwood Holdings, Inc. (I)	3,100	171,399
The Mosaic Company	2,350	159,166
		1,639,212
Construction Materials - 0.50%
Anhui Conch Cement Company, Ltd.	58,000	274,764
CRH PLC (London Exchange)	25,980	577,755
HeidelbergCement AG	7,572	482,696
		1,335,215
Metals & Mining - 1.30%
Aston Resources, Ltd. (I)	7,718	$72,678
Barrick Gold Corp.	3,100	140,399
BHP Billiton, Ltd., ADR (L)	2,500	236,575
Cliffs Natural Resources, Inc.	500	46,225
Detour Gold Corp. (I)	13,520	391,813
Freeport-McMoRan Copper & Gold, Inc.	12,210	645,909
Goldcorp, Inc.	6,100	294,447
IAMGOLD Corp.	14,900	279,524
Newmont Mining Corp.	3,300	178,101
Walter Energy, Inc. (L)	4,370	506,046
Worthington Industries, Inc.	22,900	528,990
Yamato Kogyo Company, Ltd.	5,400	167,933
		3,488,640
Paper & Forest Products - 0.07%
Domtar Corp.	1,000	94,720
International Paper Company	3,200	95,424
		190,144
		6,653,211
Telecommunication Services - 1.84%
Diversified Telecommunication Services - 1.34%
AT&T, Inc.	37,060	1,164,055
Deutsche Telekom AG	48,267	757,072
KT Corp.	13,811	526,609
Verizon Communications, Inc.	30,530	1,136,632
		3,584,368
Wireless Telecommunication Services - 0.50%
Advanced Info Service PCL	67,700	229,155
Leap Wireless International, Inc. (I)	5,090	82,611
Softbank Corp.	15,300	579,484
Sprint Nextel Corp. (I)	85,900	463,001
		1,354,251
		4,938,619
Utilities - 1.35%
Electric Utilities - 0.64%
Entergy Corp.	9,370	639,790
Exelon Corp.	700	29,988
Pepco Holdings, Inc. (L)	25,000	490,750
Pinnacle West Capital Corp.	12,450	555,021
		1,715,549
Gas Utilities - 0.14%
Snam Rete Gas SpA	60,981	361,009
Independent Power Producers & Energy Traders - 0.06%
The AES Corp. (I)	13,400	170,716
Multi-Utilities - 0.31%
Ameren Corp.	20,000	576,800
NiSource, Inc.	2,400	48,600
Xcel Energy, Inc.	8,500	206,550
		831,950
Water Utilities - 0.20%
Cia de Saneamento de Minas Gerais	26,700	535,488
		3,614,712
TOTAL COMMON STOCKS (Cost $135,127,034)		$149,438,141

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 10.31%
U.S. Treasury Bonds - 1.46%
U.S. Treasury Bonds
3.875%, 08/15/2040	$475,000	$434,922

The accompanying notes are an integral part of the financial statements.

38

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
U.S. Treasury Bonds (continued)
4.250%, 05/15/2039 (F)	$950,000	$931,891
4.375%, 02/15/2038 (F)	175,000	176,094
4.625%, 02/15/2040	500,000	521,485
4.750%, 02/15/2041	600,000	637,781
6.250%, 08/15/2023 (F)	100,000	126,781
8.750%, 05/15/2017	800,000	1,097,562
		3,926,516
Federal National Mortgage Association - 2.47%
Federal National Mortgage Association
3.500%, TBA	4,700,000	4,488,607
4.500%, TBA	200,000	206,726
4.520%, 04/01/2020	295,763	314,519
4.680%, 02/01/2020	295,685	317,821
4.875%, 12/15/2016	200,000	226,808
5.500%, TBA	1,000,000	1,081,148
		6,635,629
U.S. Treasury Notes - 4.73%
U.S. Treasury Notes
0.625%, 02/28/2013	2,325,000	2,333,719
0.750%, 12/15/2013	1,850,000	1,855,637
2.375%, 07/31/2017	575,000	580,750
2.500%, 04/30/2015	2,400,000	2,516,062
3.125%, 08/31/2013	3,075,000	3,247,729
3.625%, 02/15/2021 (L)	1,375,000	1,432,578
4.500%, 11/30/2011	710,000	722,980
		12,689,455
Federal Home Loan Mortgage Corp. - 0.35%
Federal Home Loan Mortgage Corp.
4.500%, 10/01/2038	116,456	120,713
5.125%, 10/18/2016	400,000	457,860
5.250%, 04/18/2016	300,000	345,373
		923,946
Government National Mortgage Association - 1.30%
Government National Mortgage Association
4.000%, TBA	3,000,000	3,053,226
5.000%, 04/15/2036 to 04/15/2038	395,591	429,935
		3,483,161
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $27,570,938)		$27,658,707

FOREIGN GOVERNMENT
OBLIGATIONS - 0.26%
Brazil - 0.21%
Federative Republic of Brazil
5.875%, 01/15/2019	200,000	231,500
10.000%, 01/01/2012	550,000	348,225
		579,725
Qatar - 0.05%
Government of Qatar
4.000%, 01/20/2015 (S)	120,000	125,700
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $628,964)		$705,425

CORPORATE BONDS - 14.31%
Consumer Discretionary - 1.75%
AutoZone, Inc.
4.000%, 11/15/2020	160,000	152,782
British Sky Broadcasting Group PLC
5.625%, 10/15/2015 (S)	$40,000	$44,730
CBS Corp.
5.750%, 04/15/2020	90,000	97,484
8.200%, 05/15/2014	95,000	111,193
Comcast Cable Communications LLC
8.500%, 05/01/2027	50,000	61,142
Comcast Corp.
5.850%, 11/15/2015	35,000	39,676
6.450%, 03/15/2037	300,000	320,867
COX Communications, Inc.
5.450%, 12/15/2014	80,000	89,131
6.250%, 06/01/2018 (S)	35,000	40,066
8.375%, 03/01/2039 (S)	180,000	235,366
CSC Holdings, Inc.
7.625%, 07/15/2018	65,000	70,363
D.R. Horton, Inc.
7.875%, 08/15/2011	60,000	60,330
Daimler Finance North America LLC
7.300%, 01/15/2012	210,000	217,310
DIRECTV Holdings LLC/DIRECTV
Financing Company, Inc.
3.500%, 03/01/2016	115,000	118,649
4.750%, 10/01/2014	70,000	76,598
DISH DBS Corp.
6.750%, 06/01/2021 (S)	10,000	10,250
Ford Motor Company
7.450%, 07/16/2031	65,000	73,686
Grupo Televisa SA
6.625%, 01/15/2040	95,000	99,987
Historic TW, Inc.
6.625%, 05/15/2029	100,000	108,985
Liberty Media LLC
8.250%, 02/01/2030	15,000	14,475
Limited Brands, Inc.
7.000%, 05/01/2020	10,000	10,525
Macy’s Retail Holdings, Inc.
5.900%, 12/01/2016	60,000	67,319
6.900%, 04/01/2029	50,000	55,336
NBCUniversal Media LLC
5.150%, 04/30/2020 (S)	200,000	211,046
NetFlix, Inc.
8.500%, 11/15/2017	15,000	16,838
News America, Inc.
6.150%, 03/01/2037	175,000	177,272
7.280%, 06/30/2028	140,000	157,813
Phillips-Van Heusen Corp.
7.375%, 05/15/2020	20,000	21,400
President and Fellows of Harvard College
5.625%, 10/01/2038	100,000	107,520
Princeton University
5.700%, 03/01/2039	40,000	44,750
QVC, Inc.
7.500%, 10/01/2019 (S)	20,000	21,200
Staples, Inc.
9.750%, 01/15/2014	170,000	202,332
Target Corp.
7.000%, 01/15/2038	150,000	179,562
Tenneco, Inc.
8.125%, 11/15/2015	20,000	21,050
The Interpublic Group of Companies, Inc.
10.000%, 07/15/2017	35,000	41,388
Time Warner Cable, Inc.
5.000%, 02/01/2020	115,000	119,404
5.850%, 05/01/2017	75,000	84,295

The accompanying notes are an integral part of the financial statements.

39

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Time Warner Cable, Inc. (continued)
6.550%, 05/01/2037	$165,000	$175,265
6.750%, 07/01/2018	100,000	115,910
8.250%, 02/14/2014	50,000	58,142
Time Warner, Inc.
4.700%, 01/15/2021	60,000	60,749
5.875%, 11/15/2016	15,000	17,137
6.250%, 03/29/2041	100,000	103,878
7.625%, 04/15/2031	200,000	239,956
Viacom, Inc.
4.500%, 03/01/2021	70,000	70,284
5.625%, 09/15/2019	180,000	199,625
6.125%, 10/05/2017	30,000	34,423
Videotron Ltee
9.125%, 04/15/2018	25,000	27,906
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp.
7.750%, 08/15/2020	15,000	16,294
		4,701,689
Consumer Staples - 1.44%
Altria Group, Inc.
4.750%, 05/05/2021	70,000	69,903
9.700%, 11/10/2018	240,000	315,231
10.200%, 02/06/2039	25,000	35,857
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 01/15/2015	30,000	32,252
6.875%, 11/15/2019	100,000	121,542
7.750%, 01/15/2019	175,000	220,040
Bottling Group LLC
5.125%, 01/15/2019	45,000	49,810
Cargill, Inc.
4.307%, 05/14/2021 (S)	160,000	161,132
Cia de Bebidas das Americas
8.750%, 09/15/2013	145,000	166,388
Coca-Cola Enterprises, Inc.
2.125%, 09/15/2015	170,000	168,291
7.375%, 03/03/2014	145,000	168,385
Constellation Brands, Inc.
7.250%, 05/15/2017	15,000	16,313
CVS Caremark Corp.
6.125%, 08/15/2016	110,000	126,042
6.250%, 06/01/2027	65,000	71,805
Dr Pepper Snapple Group, Inc.
2.350%, 12/21/2012	45,000	45,881
General Mills, Inc.
5.200%, 03/17/2015	5,000	5,566
5.250%, 08/15/2013	185,000	200,965
5.650%, 02/15/2019	25,000	28,211
Kraft Foods, Inc.
4.125%, 02/09/2016	170,000	181,697
6.750%, 02/19/2014	40,000	45,295
6.875%, 02/01/2038	220,000	254,516
Lorillard Tobacco Company
6.875%, 05/01/2020	25,000	27,107
PepsiCo, Inc.
7.900%, 11/01/2018	114,000	146,841
Pernod-Ricard SA
5.750%, 04/07/2021 (S)	200,000	208,671
Reynolds American, Inc.
7.250%, 06/01/2013	45,000	49,741
Smithfield Foods, Inc.
10.000%, 07/15/2014	20,000	23,200
The Kroger Company
6.200%, 06/15/2012	50,000	52,521
6.750%, 04/15/2012	$160,000	$167,294
Wal-Mart Stores, Inc.
4.875%, 07/08/2040	150,000	140,000
6.200%, 04/15/2038	325,000	360,123
WM Wrigley Jr. Company
3.700%, 06/30/2014 (S)	200,000	207,729
		3,868,349
Energy - 1.08%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	190,000	198,255
BP Capital Markets PLC
3.125%, 10/01/2015	250,000	256,562
4.750%, 03/10/2019	20,000	21,081
Burlington Resources Finance Company
7.400%, 12/01/2031	25,000	30,960
Chesapeake Energy Corp.
6.875%, 11/15/2020	20,000	21,125
ConocoPhillips
4.600%, 01/15/2015	85,000	93,853
5.900%, 05/15/2038	245,000	265,208
6.500%, 02/01/2039	50,000	58,407
Consol Energy Inc.
8.000%, 04/01/2017	5,000	5,450
8.250%, 04/01/2020	10,000	10,900
El Paso Corp.
7.000%, 06/15/2017	60,000	67,852
Energy Transfer Equity LP
7.500%, 10/15/2020	10,000	10,600
Enterprise Products Operating LLC
5.250%, 01/31/2020	210,000	223,282
Harvest Operations Corp.
6.875%, 10/01/2017 (S)	10,000	10,325
Kinder Morgan Energy Partners LP
5.800%, 03/01/2021	235,000	255,106
6.850%, 02/15/2020	100,000	115,554
Kinder Morgan Finance Company LLC
6.000%, 01/15/2018 (S)	10,000	10,375
Newfield Exploration Company
7.125%, 05/15/2018	10,000	10,600
Nexen, Inc.
6.200%, 07/30/2019	100,000	112,274
7.500%, 07/30/2039	20,000	22,371
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)	200,000	210,290
Peabody Energy Corp.
6.500%, 09/15/2020	41,000	44,075
Petrobras International Finance Company
5.375%, 01/27/2021	275,000	282,184
Pioneer Natural Resources Company
6.650%, 03/15/2017	25,000	27,215
Plains All American Pipeline LP/PAA
Finance Corp.
5.750%, 01/15/2020	70,000	75,839
Range Resources Corp.
5.750%, 06/01/2021	5,000	4,913
7.500%, 10/01/2017	10,000	10,625
Statoil ASA
3.125%, 08/17/2017	200,000	201,628
Transocean, Inc.
4.950%, 11/15/2015	150,000	162,193
Valero Energy Corp.
4.500%, 02/01/2015	70,000	74,698
		2,893,800

The accompanying notes are an integral part of the financial statements.

40

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials - 6.04%
ACE INA Holdings, Inc.
5.700%, 02/15/2017	$75,000	$83,543
Allied World Assurance Company
Holdings, Ltd.
7.500%, 08/01/2016	30,000	34,362
AMB Property LP
6.125%, 12/01/2016	155,000	169,219
American Express Centurion Bank
6.000%, 09/13/2017	250,000	281,842
American Express Credit Corp.
7.300%, 08/20/2013	100,000	111,277
American International Group, Inc.
5.450%, 05/18/2017	100,000	104,384
AvalonBay Communities, Inc.
6.100%, 03/15/2020	285,000	318,198
Bank of America Corp.
5.625%, 07/01/2020	165,000	170,257
5.650%, 05/01/2018	415,000	437,325
5.750%, 12/01/2017	210,000	223,157
5.875%, 01/05/2021	100,000	104,879
Barclays Bank PLC
6.050%, 12/04/2017 (S)	100,000	105,817
Brandywine Operating Partnership LP
4.950%, 04/15/2018	75,000	75,997
7.500%, 05/15/2015	125,000	143,315
Capital One Financial Corp.
6.150%, 09/01/2016	225,000	248,103
7.375%, 05/23/2014	45,000	51,368
CIT Group, Inc.
7.000%, 05/04/2015 (S)	30,000	30,038
Citigroup, Inc.
4.750%, 05/19/2015	50,000	52,858
5.000%, 09/15/2014	70,000	73,333
5.500%, 08/27/2012	100,000	104,807
6.125%, 11/21/2017 to 05/15/2018	415,000	457,014
6.500%, 08/19/2013	245,000	266,399
6.875%, 03/05/2038	150,000	166,927
Credit Agricole SA/London
3.500%, 04/13/2015 (S)	180,000	180,448
Credit Suisse New York
6.000%, 02/15/2018	430,000	463,769
Discover Financial Services
6.450%, 06/12/2017	140,000	155,207
DuPont Fabros Technology LP
8.500%, 12/15/2017	25,000	27,313
Equity One, Inc.
6.000%, 09/15/2017	80,000	85,022
ERAC USA Finance LLC
6.375%, 10/15/2017 (S)	235,000	270,076
ERP Operating LP
5.250%, 09/15/2014	125,000	136,883
Federal Realty Investment Trust
5.650%, 06/01/2016	20,000	21,885
Fifth Third Bancorp
3.625%, 01/25/2016	120,000	120,987
General Electric Capital Corp.
2.800%, 01/08/2013	300,000	307,572
3.750%, 11/14/2014	150,000	158,721
5.300%, 02/11/2021	145,000	150,777
5.625%, 05/01/2018	100,000	109,316
5.875%, 01/14/2038	50,000	50,578
6.750%, 03/15/2032	90,000	99,995
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	65,000	71,023
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
8.125%, 06/15/2038	$15,000	$16,163
HCP, Inc.
3.750%, 02/01/2016	15,000	15,247
5.650%, 12/15/2013	185,000	202,651
6.000%, 01/30/2017	35,000	38,520
Health Care REIT, Inc.
5.250%, 01/15/2022	166,000	165,244
Host Hotels & Resorts LP
6.375%, 03/15/2015	15,000	15,300
6.750%, 06/01/2016	25,000	25,813
HSBC Holdings PLC
0.446%, 10/06/2016 (P)	150,000	148,301
5.100%, 04/05/2021	300,000	307,224
International Lease Finance Corp.
5.650%, 06/01/2014	30,000	30,000
6.375%, 03/25/2013	38,000	39,140
JPMorgan Chase & Company
3.700%, 01/20/2015	175,000	181,900
6.000%, 01/15/2018	345,000	383,505
6.125%, 06/27/2017	100,000	111,686
6.400%, 05/15/2038	250,000	282,162
Kimco Realty Corp.
6.875%, 10/01/2019	120,000	139,353
Lazard Group LLC
6.850%, 06/15/2017	200,000	220,449
Liberty Mutual Group, Inc.
5.000%, 06/01/2021 (S)	35,000	33,120
5.750%, 03/15/2014 (S)	250,000	265,198
Lincoln National Corp.
4.300%, 06/15/2015	135,000	142,103
Lloyds TSB Bank PLC
4.375%, 01/12/2015 (S)	125,000	126,818
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (S)	100,000	138,544
Merrill Lynch & Company, Inc.
5.450%, 07/15/2014	110,000	118,394
6.220%, 09/15/2026	100,000	100,389
6.400%, 08/28/2017	55,000	60,003
6.875%, 04/25/2018	165,000	182,469
MetLife, Inc.
5.000%, 06/15/2015	150,000	163,590
Metropolitan Life Global Funding I
3.125%, 01/11/2016 (S)	325,000	328,883
5.125%, 04/10/2013 (S)	25,000	26,596
Morgan Stanley
4.200%, 11/20/2014	100,000	103,815
6.000%, 04/28/2015	100,000	108,366
6.625%, 04/01/2018	500,000	550,525
Morgan Stanley Dean Witter
6.600%, 04/01/2012	75,000	78,332
Nationwide Mutual Insurance Company
9.375%, 08/15/2039 (S)	150,000	186,104
Nomura Holdings, Inc.
5.000%, 03/04/2015	80,000	84,317
Nordea Bank AB
4.875%, 05/13/2021 (S)	240,000	230,330
PNC Funding Corp.
5.625%, 02/01/2017	300,000	330,158
Provident Funding Associates LP/PFG
Finance Corp.
10.250%, 04/15/2017 (S)	25,000	27,375

The accompanying notes are an integral part of the financial statements.

41

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Prudential Financial, Inc.
3.000%, 05/12/2016	$137,000	$135,726
4.750%, 09/17/2015	120,000	129,051
5.150%, 01/15/2013	115,000	121,332
Realty Income Corp.
6.750%, 08/15/2019	130,000	148,541
Simon Property Group LP
6.100%, 05/01/2016	45,000	51,660
SLM Corp.
6.250%, 01/25/2016	215,000	222,966
8.450%, 06/15/2018	10,000	10,971
SunTrust Banks, Inc.
3.600%, 04/15/2016	140,000	141,291
The Bank of New York Mellon Corp.
2.500%, 01/15/2016	275,000	277,373
4.300%, 05/15/2014	60,000	64,838
The Bear Stearns Companies LLC
6.400%, 10/02/2017	115,000	131,132
The Charles Schwab Corp.
4.950%, 06/01/2014	55,000	60,285
The Goldman Sachs Group, Inc.
3.625%, 02/07/2016	245,000	247,546
5.375%, 03/15/2020	30,000	30,960
6.000%, 05/01/2014	45,000	49,349
6.150%, 04/01/2018	295,000	320,901
6.250%, 09/01/2017 to 02/01/2041	190,000	199,594
6.750%, 10/01/2037	180,000	179,997
7.500%, 02/15/2019	110,000	127,921
The Royal Bank of Scotland PLC
4.875%, 08/25/2014 (S)	160,000	166,469
UDR, Inc.
6.050%, 06/01/2013	60,000	63,806
Unitrin, Inc.
6.000%, 05/15/2017	10,000	10,461
Unum Group
7.125%, 09/30/2016	45,000	51,627
Ventas Realty LP/Ventas Capital Corp.
4.750%, 06/01/2021	115,000	112,179
W.R. Berkley Corp.
5.600%, 05/15/2015	100,000	106,850
Wachovia Corp.
5.750%, 06/15/2017	180,000	200,003
WEA Finance LLC/WT Finance
Australia Pty, Ltd.
7.500%, 06/02/2014 (S)	100,000	115,230
Wells Fargo & Company
3.676%, 06/15/2016	325,000	333,720
4.600%, 04/01/2021	120,000	120,582
4.950%, 10/16/2013	240,000	255,322
Weyerhaeuser Company
7.375%, 10/01/2019	75,000	84,911
		16,204,672
Health Care - 0.73%
AmerisourceBergen Corp.
4.875%, 11/15/2019	30,000	32,030
5.875%, 09/15/2015	75,000	85,142
Amgen, Inc.
3.450%, 10/01/2020	100,000	95,284
6.400%, 02/01/2039	40,000	44,593
6.900%, 06/01/2038	100,000	118,283
Express Scripts, Inc.
3.125%, 05/15/2016	140,000	140,793
6.250%, 06/15/2014	60,000	67,547
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	$15,000	$16,969
HCA, Inc.
7.250%, 09/15/2020	5,000	5,369
8.500%, 04/15/2019	55,000	60,775
Life Technologies Corp.
3.500%, 01/15/2016	150,000	153,347
4.400%, 03/01/2015	100,000	105,951
McKesson Corp.
7.500%, 02/15/2019	5,000	6,139
Medco Health Solutions, Inc.
7.125%, 03/15/2018	60,000	70,076
Merck & Company, Inc.
3.875%, 01/15/2021	150,000	148,795
4.000%, 06/30/2015	125,000	135,234
Pfizer, Inc.
6.200%, 03/15/2019	170,000	198,746
7.200%, 03/15/2039	50,000	62,774
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	150,000	172,727
St Jude Medical, Inc.
2.500%, 01/15/2016	95,000	95,084
Tenet Healthcare Corp.
8.875%, 07/01/2019	40,000	44,150
Thermo Fisher Scientific, Inc.
3.200%, 05/01/2015	40,000	41,564
WellPoint, Inc.
4.350%, 08/15/2020	35,000	35,319
7.000%, 02/15/2019	30,000	35,813
		1,972,504
Industrials - 0.52%
Bombardier, Inc.
7.750%, 03/15/2020 (S)	25,000	28,125
Case New Holland, Inc.
7.875%, 12/01/2017 (S)	5,000	5,500
CNH America LLC
7.250%, 01/15/2016	15,000	16,331
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	42,525	45,021
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	45,735	48,191
Crown Americas LLC / Crown Americas
Capital Corp. II
7.625%, 05/15/2017	35,000	37,494
Deluxe Corp.
7.375%, 06/01/2015	15,000	15,413
Esterline Technologies Corp.
7.000%, 08/01/2020	5,000	5,238
GATX Corp.
4.750%, 05/15/2015	65,000	68,936
General Electric Company
5.250%, 12/06/2017	280,000	310,003
International Lease Finance Corp.
6.750%, 09/01/2016 (S)	5,000	5,325
7.125%, 09/01/2018 (S)	180,000	192,600
L-3 Communications Corp.
5.200%, 10/15/2019	120,000	124,174
Masco Corp.
6.500%, 08/15/2032	15,000	13,446
Navios Maritime Holdings, Inc. / Navios
Maritime Finance US, Inc.
8.875%, 11/01/2017	15,000	15,450

The accompanying notes are an integral part of the financial statements.

42

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Navistar International Corp.
8.250%, 11/01/2021	$15,000	$16,050
Republic Services, Inc.
3.800%, 05/15/2018	71,000	71,266
5.250%, 11/15/2021	180,000	190,046
Southwest Airlines Company 2007-1 Pass
Through Trust
6.150%, 08/01/2022	21,633	23,580
Textron, Inc.
7.250%, 10/01/2019	60,000	70,500
U.S. Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	15,000	14,550
Waste Management, Inc.
6.375%, 03/11/2015	60,000	68,629
		1,385,868
Information Technology - 0.10%
Audatex North America, Inc.
6.750%, 06/15/2018 (S)	10,000	10,050
Avnet, Inc.
6.625%, 09/15/2016	75,000	84,884
eAccess, Ltd.
8.250%, 04/01/2018 (S)	5,000	4,988
Equinix, Inc.
8.125%, 03/01/2018	20,000	21,775
International Business Machines Corp.
5.700%, 09/14/2017	100,000	116,197
Jabil Circuit, Inc.
5.625%, 12/15/2020	5,000	4,900
Mantech International Corp.
7.250%, 04/15/2018	10,000	10,450
Seagate HDD Cayman
7.000%, 11/01/2021 (S)	5,000	5,000
		258,244
Materials - 0.43%
Agrium, Inc.
7.125%, 05/23/2036	85,000	97,644
Alcoa, Inc.
5.720%, 02/23/2019	100,000	103,955
6.150%, 08/15/2020	55,000	58,229
ArcelorMittal
6.125%, 06/01/2018	75,000	80,290
Ball Corp.
6.750%, 09/15/2020	30,000	31,838
7.125%, 09/01/2016	5,000	5,450
CF Industries, Inc.
7.125%, 05/01/2020	15,000	17,456
Clearwater Paper Corp.
7.125%, 11/01/2018	5,000	5,125
Cytec Industries, Inc.
6.000%, 10/01/2015	50,000	55,339
Georgia-Pacific LLC
5.400%, 11/01/2020 (S)	5,000	5,092
7.125%, 01/15/2017 (S)	30,000	31,612
Nalco Company
6.625%, 01/15/2019 (S)	15,000	15,375
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	30,000	32,625
Rio Tinto Finance USA, Ltd.
1.875%, 11/02/2015	45,000	44,330
6.500%, 07/15/2018	125,000	145,913
Rock-Tenn Company
9.250%, 03/15/2016	15,000	16,200
The Dow Chemical Company
4.250%, 11/15/2020	$175,000	$170,675
5.900%, 02/15/2015	150,000	168,437
Vale Canada, Ltd.
5.700%, 10/15/2015	60,000	65,998
		1,151,583
Telecommunication Services - 0.95%
AT&T, Inc.
5.350%, 09/01/2040	73,000	69,194
5.500%, 02/01/2018	125,000	139,346
6.300%, 01/15/2038	400,000	423,591
Cricket Communications, Inc.
7.750%, 05/15/2016	25,000	26,500
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	100,000	131,979
Frontier Communications Corp.
7.125%, 03/15/2019	45,000	46,125
8.250%, 04/15/2017	10,000	10,875
Qwest Communications International, Inc.
7.125%, 04/01/2018	20,000	21,475
8.000%, 10/01/2015	20,000	21,750
Qwest Corp.
8.375%, 05/01/2016	55,000	64,900
Rogers Communications, Inc.
6.800%, 08/15/2018	165,000	194,594
SBA Telecommunications, Inc.
8.250%, 08/15/2019	15,000	16,050
Sprint Capital Corp.
6.900%, 05/01/2019	10,000	10,300
Telecom Italia Capital SA
5.250%, 11/15/2013	175,000	183,670
6.000%, 09/30/2034	150,000	127,300
Telefonica Emisiones SAU
3.992%, 02/16/2016	185,000	187,046
5.134%, 04/27/2020	75,000	74,298
Verizon Communications, Inc.
5.550%, 02/15/2016	50,000	56,301
6.400%, 02/15/2038	50,000	54,189
6.900%, 04/15/2038	50,000	57,358
8.750%, 11/01/2018	285,000	370,625
8.950%, 03/01/2039	25,000	35,292
Verizon Wireless Capital LLC
5.550%, 02/01/2014	165,000	181,820
Windstream Corp.
7.875%, 11/01/2017	20,000	21,225
8.125%, 09/01/2018	20,000	21,200
		2,547,003
Utilities - 1.27%
Atmos Energy Corp.
6.350%, 06/15/2017	30,000	34,675
Carolina Power & Light Company
5.300%, 01/15/2019	55,000	61,357
6.500%, 07/15/2012	40,000	42,346
CenterPoint Energy Houston Electric LLC,
Series U
7.000%, 03/01/2014	45,000	51,436
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	20,000	22,918
CenterPoint Energy, Inc.
6.500%, 05/01/2018	70,000	80,049
Commonwealth Edison Company
4.000%, 08/01/2020	70,000	69,279
5.950%, 08/15/2016	150,000	171,357

The accompanying notes are an integral part of the financial statements.

43

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Dominion Resources, Inc.
6.400%, 06/15/2018	$70,000	$81,164
7.000%, 06/15/2038	65,000	77,690
Duke Energy Corp.
5.650%, 06/15/2013	160,000	173,478
Edison International
3.750%, 09/15/2017	85,000	85,333
Ferrellgas LP/Ferrellgas Finance Corp.
6.500%, 05/01/2021 (S)	5,000	4,725
FirstEnergy Corp.
7.375%, 11/15/2031	100,000	113,863
Georgia Power Company
5.250%, 12/15/2015	165,000	186,720
Ipalco Enterprises, Inc.
7.250%, 04/01/2016 (S)	5,000	5,540
MidAmerican Energy Company
5.125%, 01/15/2013	100,000	106,220
MidAmerican Energy Holdings Company
6.125%, 04/01/2036	75,000	80,767
Nevada Power Company
6.500%, 08/01/2018	70,000	81,822
NiSource Finance Corp.
6.400%, 03/15/2018	75,000	84,921
Northern States Power Company
6.250%, 06/01/2036	35,000	40,263
NRG Energy, Inc.
7.375%, 01/15/2017	15,000	15,713
Ohio Edison Company
6.875%, 07/15/2036	80,000	87,695
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	70,000	87,076
Progress Energy, Inc.
4.400%, 01/15/2021	225,000	227,320
Public Service Company of Colorado
5.125%, 06/01/2019	165,000	181,370
Puget Sound Energy, Inc.
5.757%, 10/01/2039	140,000	146,373
San Diego Gas & Electric Company
6.000%, 06/01/2039	35,000	39,270
Sempra Energy
6.000%, 10/15/2039	100,000	105,355
6.500%, 06/01/2016	115,000	133,118
Sierra Pacific Power Company, Series M
6.000%, 05/15/2016	70,000	80,010
Southern California Edison Company
6.000%, 01/15/2034	150,000	165,623
The AES Corp.
8.000%, 06/01/2020	45,000	47,925
Union Electric Company
6.700%, 02/01/2019	190,000	222,955
Wisconsin Energy Corp.
6.200%, 04/01/2033	15,000	15,987
Wisconsin Power and Light Company
5.000%, 07/15/2019	125,000	136,492
Xcel Energy, Inc.
4.700%, 05/15/2020	65,000	67,541
		3,415,746
TOTAL CORPORATE BONDS (Cost $35,972,260)		$38,399,458

MUNICIPAL BONDS - 0.92%
California - 0.32%
Bay Area Toll Authority
6.263%, 04/01/2049	150,000	162,480
Irvine Ranch Water District Joint Powers
Agency
2.605%, 03/15/2014	$130,000	$134,724
Los Angeles Unified School District
5.750%, 07/01/2034	125,000	125,556
State of California
7.300%, 10/01/2039	175,000	195,682
7.550%, 04/01/2039	135,000	155,210
University of California
5.770%, 05/15/2043	85,000	84,137
		857,789
Illinois - 0.29%
City of Chicago Illinois
6.845%, 01/01/2038	155,000	160,805
Illinois State Toll Highway Authority
6.184%, 01/01/2034	95,000	98,457
State of Illinois
5.665%, 03/01/2018	285,000	294,653
5.877%, 03/01/2019	230,000	236,912
		790,827
Maryland - 0.02%
Maryland State Transportation Authority
5.888%, 07/01/2043	40,000	42,365
Massachusetts - 0.05%
Massachusetts School Building Authority
5.715%, 08/15/2039	120,000	127,412
Missouri - 0.05%
University of Missouri
5.960%, 11/01/2039	110,000	122,315
New Jersey - 0.04%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	100,000	121,567
New York - 0.09%
New York State Thruway Authority
5.883%, 04/01/2030	185,000	203,759
Port Authority of New York & New Jersey
6.040%, 12/01/2029	45,000	49,050
		252,809
Texas - 0.06%
North Texas Tollway Authority
6.718%, 01/01/2049	155,000	169,516
TOTAL MUNICIPAL BONDS (Cost $2,331,345)		$2,484,600

CAPITAL PREFERRED SECURITIES - 0.06%
Financials - 0.06%
ACE Capital Trust II
9.700%, 04/01/2030	75,000	$96,796
NB Capital Trust IV
8.250%, 04/15/2027	55,000	56,169
		152,965
TOTAL CAPITAL PREFERRED SECURITIES (Cost $140,091)		$152,965

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.80%
Commercial & Residential - 2.80%
Banc of America Commercial Mortgage, Inc.
Series 2005-2, Class A5,
4.857%, 07/10/2043 (P)	$260,000	$279,339
Series 2005-6, Class A4,
5.195%, 09/10/2047 (P)	185,000	201,724

The accompanying notes are an integral part of the financial statements.

44

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Banc of America Commercial
Mortgage, Inc. (continued)
Series 2006-2, Class A4,
5.731%, 05/10/2045 (P)	$315,000	$348,377
Bear Stearns Commercial Mortgage Securities
Series 2006-PW 14, Class A4,
5.201%, 12/11/2038	215,000	231,258
Series 2006-PW11, Class A4,
5.453%, 03/11/2039 (P)	225,000	245,870
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	300,000	330,089
Series 2006-T24, Class A4,
5.537%, 10/12/2041	300,000	328,033
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	245,000	266,816
Series 2006-PW12, Class A4,
5.720%, 09/11/2038 (P)	255,000	280,632
Series 2007-T28, Class A4,
5.742%, 09/11/2042 (P)	195,000	217,011
Commercial Mortgage Pass Through
Certificates, Series 2010-C1, Class A3
4.205%, 07/10/2046 (S)	135,000	132,190
Credit Suisse Mortgage Capital Certificates
Series 2006-C1, Class A4,
5.422%, 02/15/2039 (P)	300,000	326,571
Series 2006-C4, Class A3,
5.467%, 09/15/2039	275,000	296,377
CW Capital Cobalt, Ltd., Series 2006-C1,
Class A4 5.223%, 08/15/2048	280,000	296,456
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A4,
4.799%, 08/10/2042 (P)	300,000	320,367
Series 2004-GG1, Class A7,
5.317%, 06/10/2036 (P)	70,000	75,191
GS Mortgage Securities Corp. II,
Series 2005-GG4, Class A4A
4.751%, 07/10/2039	300,000	319,623
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	175,000	188,682
Series 2007-CB20, Class A4,
5.794%, 02/12/2051 (P)	270,000	292,901
Series 2008-C2, Series A4,
6.068%, 02/12/2051	235,000	250,231
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A4,
5.047%, 07/12/2038 (P)	240,000	258,324
Series 2005-CIP1, Class AM,
5.107%, 07/12/2038 (P)	280,000	290,119
Series 2006-C1, Class A4,
5.674%, 05/12/2039 (P)	100,000	110,482
Morgan Stanley Capital I
Series 2005-T17, Class A5,
4.780%, 12/13/2041	300,000	320,640
Series 2005-T19, Class A4A,
4.890%, 06/12/2047	250,000	269,536
Series 2006-T21, Class A4,
5.162%, 10/12/2052 (P)	100,000	108,516
Series 2006-IQ11, Class A4,
5.730%, 10/15/2042 (P)	185,000	204,588
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2,
5.980%, 01/15/2039	166,705	171,295
Series 2001, Class A4,
6.390%, 07/15/2033	$11,181	$11,174
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493%, 02/11/2036	70,000	72,928
Wachovia Bank Commercial Mortgage Trust
Series 2005-C18, Class A4,
4.935%, 04/15/2042	100,000	107,647
Series 2005-C20, Class A7,
5.118%, 07/15/2042 (P)	85,000	92,247
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Series A4
4.869%, 02/15/2044 (P)(S)	255,000	261,104
		7,506,338
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $6,764,897)		$7,506,338

ASSET BACKED SECURITIES - 0.24%
Avis Budget Car Funding AESOP LLC,
Series 2009-2A, Class A
5.680%, 02/20/2014 (S)	235,000	248,083
CenterPoint Energy Transition
Bond Company LLC
Series 2005-A, Class A2,
4.970%, 08/01/2014	18,961	19,353
Series 2005-A, Class A,
5.170%, 08/01/2019	28,000	31,611
Hertz Vehicle Financing LLC, Series 2010-1A,
Class A2 3.740%, 02/25/2017 (S)	150,000	154,742
Santander Drive Auto Receivables Trust,
Series 2011-1, Class B 2.350%, 11/16/2015	185,000	185,624
TOTAL ASSET BACKED SECURITIES (Cost $616,572)		$639,413

INVESTMENT COMPANIES - 0.08%
SPDR S&P 500 ETF Trust (L)	1,700	$224,349
TOTAL INVESTMENT COMPANIES (Cost $223,774)		$224,349

SECURITIES LENDING COLLATERAL - 5.98%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	1,603,901	16,051,678
TOTAL SECURITIES LENDING
COLLATERAL (Cost $16,051,454)		$16,051,678

SHORT-TERM INVESTMENTS - 17.74%
Repurchase Agreement - 17.74%
Barclays Capital Tri-Party Repurchase Agreement dated 06/30/2011 at 0.030% to be repurchased at $47,600,040 on 07/01/2011, collateralized by $48,547,746 Federal Home Loan Mortgage Corp., 4.400% due 05/06/2013 (valued at $48,552,279 including interest)	$47,600,000	$47,600,000
TOTAL SHORT-TERM INVESTMENTS (Cost $47,600,000)		$47,600,000
Total Investments (Core Allocation Plus Trust)
(Cost $273,027,329) - 108.39%		$290,861,074
Other assets and liabilities, net - (8.39%)		(22,521,566)
TOTAL NET ASSETS - 100.00%		$268,339,508

The accompanying notes are an integral part of the financial statements.

45

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Disciplined Diversification Trust

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.02%
Affiliated Investment Companies - 100.02%
Equity - 88.10%
John Hancock Variable Insurance Trust (G) - 88.10%
500 Index, Series NAV (John Hancock) (A)(2)	2,198,590	$25,217,815
Disciplined Diversification, Series NAV (DFA)	9,364,512	120,427,628
International Index, Series NAV
(John Hancock) (A)(2)	1,335,813	24,485,460
Mid Cap Index, Series NAV
(John Hancock) (A)(2)	176,925	3,398,722
Small Cap Index, Series NAV
(John Hancock) (A)(2)	252,825	3,756,985
Fixed Income - 11.92%
John Hancock Variable Insurance Trust (G) - 11.92%
Total Bond Market A,
Series NAV (Declaration) (A)	1,697,283	23,982,613
TOTAL INVESTMENT COMPANIES (Cost $182,105,664)		$201,269,223
Total Investments (Core Disciplined Diversification Trust)
(Cost $182,105,664) - 100.02%		$201,269,223
Other assets and liabilities, net - (0.02%)		(30,363)
TOTAL NET ASSETS - 100.00%		$201,238,860

Core Diversified Growth & Income Trust

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.36%
Affiliated Investment Companies - 40.12%
Equity - 28.37%
John Hancock Variable Insurance Trust (G) - 28.37%
500 Index, Series NAV (John Hancock) (A)(2)	87,369	$1,002,118
International Index, Series NAV
(John Hancock) (A)(2)	10,287	188,561
Fixed Income - 11.75%
John Hancock Variable Insurance Trust (G) - 11.75%
Total Bond Market A,
Series NAV (Declaration) (A)	34,902	493,160
Unaffiliated Investment Companies - 60.24%
Equity - 42.60%
American Funds Insurance Series - 42.60%
American Blue Chip Income & Growth
Fund - Class 1	35,817	342,773
American Global Growth Fund - Class 1	14,150	320,643
American Growth Fund - Class 1	6,001	347,660
American Growth-Income Fund - Class 1	18,244	655,699
American International Fund - Class 1	6,447	121,260
Fixed Income - 17.64%
American Funds Insurance Series - 17.64%
American U.S. Government Fund - Class 1	59,104	740,568
TOTAL INVESTMENT COMPANIES (Cost $3,897,775)		$4,212,442
Total Investments (Core Diversified Growth & Income Trust)
(Cost $3,897,775) - 100.36%		$4,212,442
Other assets and liabilities, net - (0.36%)		(15,233)
TOTAL NET ASSETS - 100.00%		$4,197,209

Core Fundamental Holdings Trust

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 39.99%
Equity - 24.17%
John Hancock Variable Insurance Trust (G) - 24.17%
500 Index, Series NAV (John Hancock) (A)(2)	4,781,624	$54,845,226
International Index, Series NAV
(John Hancock) (A)(2)	836,965	15,341,561
Fixed Income - 15.82%
John Hancock Variable Insurance Trust (G) - 15.82%
Total Bond Market A,
Series NAV (Declaration) (A)	3,251,157	45,938,850
Unaffiliated Investment Companies - 60.02%
Equity - 36.26%
American Funds Insurance Series - 36.26%
American Blue Chip Income & Growth
Fund - Class 1	2,147,538	20,551,942
American Growth Fund - Class 1	357,285	20,697,520
American Growth-Income Fund - Class 1	1,144,300	41,126,140
American International Fund - Class 1	1,218,428	22,918,637
Fixed Income - 23.76%
American Funds Insurance Series - 23.76%
American U.S. Government Fund - Class 1	5,504,769	68,974,755
TOTAL INVESTMENT COMPANIES (Cost $263,089,538)		$290,394,631
Total Investments (Core Fundamental Holdings Trust)
(Cost $263,089,538) - 100.01%		$290,394,631
Other assets and liabilities, net - (0.01%)		(33,299)
TOTAL NET ASSETS - 100.00%		$290,361,332

Core Global Diversification Trust

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 40.09%
Equity - 26.29%
John Hancock Variable Insurance Trust (G) - 26.29%
500 Index, Series NAV (John Hancock) (A)(2)	2,728,711	$31,298,305
International Index, Series NAV
(John Hancock) (A)(2)	3,268,672	59,914,763
Fixed Income - 13.80%
John Hancock Variable Insurance Trust (G) - 13.80%
Total Bond Market A,
Series NAV (Declaration) (A)	3,388,104	47,873,909
Unaffiliated Investment Companies - 59.92%
Equity - 39.22%
American Funds Insurance Series - 39.22%
American Global Growth Fund - Class 1	2,645,499	59,947,003
American Growth-Income Fund - Class 1	473,902	17,032,031
American International Fund - Class 1	3,139,654	59,056,898

The accompanying notes are an integral part of the financial statements.

46

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Global Diversification Trust (continued)

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Fixed Income - 20.70%
American Funds Insurance Series - 20.70%
American U.S. Government Fund - Class 1	5,731,114	$71,810,863
TOTAL INVESTMENT COMPANIES (Cost $321,973,900)		$346,933,772
Total Investments (Core Global Diversification Trust)
(Cost $321,973,900) - 100.01%		$346,933,772
Other assets and liabilities, net - (0.01%)		(34,635)
TOTAL NET ASSETS - 100.00%		$346,899,137

Disciplined Diversification Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 70.14%
Consumer Discretionary - 8.77%

Auto Components
Aisin Seiki Company, Ltd.	900	$34,850
American Axle &
Manufacturing Holdings, Inc. (I)	1,000	11,380
Amerigon, Inc. (I)	400	6,952
Amtek Auto, Ltd.	2,715	9,913
Autoneum Holding AG (I)	46	4,823
BorgWarner, Inc. (I)	1,600	129,264
Bosch, Ltd.	79	12,124
Bridgestone Corp.	2,800	64,441
Cheng Shin Rubber Industry Company, Ltd.	8,250	23,761
Cie Generale des Etablissements Michelin	1,013	99,076
Compagnie Plastic Omnium SA	1,125	36,627
Continental AG (I)	393	41,263
Cooper Tire & Rubber Company	800	15,832
Dana Holding Corp. (I)	2,163	39,583
Denso Corp.	2,100	77,970
Depo Auto Parts Industrial Company, Ltd.	3,000	7,539
Dongyang Mechatronics Corp.	810	13,470
Dorman Products, Inc. (I)	300	11,874
Drew Industries, Inc.	500	12,360
ElringKlinger AG	874	31,013
Exedy Corp.	200	6,876
Exide Industries, Ltd.	3,342	12,131
Exide Technologies (I)	1,700	12,988
Faurecia	464	19,875
FCC Company, Ltd.	500	12,006
Federal-Mogul Corp. (I)	1,500	34,245
Firma Oponiarska Debica SA (I)	320	6,533
Fuel Systems Solutions, Inc. (I)	300	7,485
Futaba Industrial Company, Ltd.	400	2,921
Gentex Corp. (L)	1,900	57,437
GKN PLC	14,913	55,485
Hankook Tire Company, Ltd.	830	35,507
Hwa Shin Company, Ltd.	830	15,658
Hyundai Mobis	265	99,446
Johnson Controls, Inc.	6,264	260,958
Kayaba Industry Company, Ltd.	2,000	15,182
Keihin Corp.	300	6,349
Koito Manufacturing Company, Ltd.	1,000	17,494
Lear Corp.	1,200	64,176
Leoni AG	304	18,008
Linamar Corp.	400	9,104
Magna International, Inc.	1,700	91,923
Minth Group, Ltd.	6,000	9,737
Modine Manufacturing Company (I)	1,300	$19,981
Motherson Sumi Systems, Ltd.	2,741	13,880
Nan Kang Rubber Tire Company, Ltd. (I)	8,000	13,068
Nexen Tire Corp.	1,090	19,861
NGK Spark Plug Company, Ltd.	2,000	27,619
NHK Spring Company, Ltd.	2,000	20,468
Nissin Kogyo Company, Ltd.	600	10,823
NOK Corp.	1,300	22,245
Nokian Renkaat OYJ	853	42,757
Pirelli & Company SpA	2,380	25,717
Plascar Participacoes Industriais SA (I)	700	1,103
Press Kogyo Company, Ltd.	1,000	5,081
Rieter Holding AG (I)	46	12,003
Riken Corp.	1,000	4,299
S&T Dynamics Company, Ltd.	570	8,615
Sanden Corp.	1,000	5,194
Semperit AG Holding	67	3,342
Showa Corp. (I)	1,500	10,782
Standard Motor Products, Inc.	500	7,615
Stanley Electric Company, Ltd.	600	10,498
Stoneridge, Inc. (I)	200	2,948
Sumitomo Rubber Industries, Inc.	1,500	18,162
Superior Industries International, Inc.	500	11,055
Takata Corp.	200	6,119
Tenneco, Inc. (I)	300	13,221
The Goodyear Tire & Rubber Company (I)	1,900	31,863
The Yokohama Rubber Company, Ltd.	2,000	11,532
Tianneng Power International, Ltd.	3,600	1,614
Tokai Rika Company, Ltd.	600	11,618
Tong Yang Industry Company, Ltd. (I)	6,000	7,471
Topre Corp.	1,100	11,733
Toyoda Gosei Company, Ltd.	600	13,606
Toyota Boshoku Corp.	200	3,314
TRWAutomotive Holdings Corp. (I)	2,300	135,769
TS Tech Company, Ltd.	300	5,714
UMW Holdings BHD	7,700	18,450
Valeo SA	771	52,642
Westport Innovations, Inc. (I)	500	11,981
Xinyi Glass Holdings Company, Ltd.	14,000	13,954
		2,223,356

Automobiles
Astra International Tbk PT	11,500	85,327
Bajaj Auto, Ltd.	482	15,204
Bayerische Motoren Werke (BMW) AG	1,622	161,626
Brilliance China Automotive Holdings, Ltd. (I)	68,000	76,373
Byd Company, Ltd., Class H (I)	3,000	9,786
Daihatsu Motor Company, Ltd.	1,000	17,042
Daimler AG	4,529	340,857
Dongfeng Motor Group Company, Ltd.	30,000	57,341
DRB-Hicom BHD	17,200	12,976
Fiat SpA	4,623	50,754
Fleetwood Corp., Ltd.	1,862	22,649
Ford Motor Company (I)	24,900	343,371
Ford Otomotiv Sanayi AS	1,110	9,546
Fuji Heavy Industries, Ltd.	5,000	38,850
Geely Automobile Holdings Company, Ltd.	45,000	17,628
Great Wall Motor Company, Ltd.	10,000	16,566
Guangzhou Automobile Group Company, Ltd.	32,233	39,473
Harley-Davidson, Inc.	2,800	114,716
Hero Honda Motors, Ltd.	572	23,818
Honda Motor Company, Ltd.	6,500	250,533
Hyundai Motor Company, Ltd.	792	176,862
Immsi SpA (L)	4,536	5,453
Isuzu Motors, Ltd.	8,000	37,911
Kia Motors Corp.	1,680	114,464

The accompanying notes are an integral part of the financial statements.

47

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or
	Principal
	Amount	Value

Automobiles (continued)
Mahindra & Mahindra, Ltd.	2,490	$39,151
Maruti Suzuki India, Ltd.	284	7,530
Mazda Motor Corp. (I)	9,000	23,738
Mitsubishi Motors Corp. (I)	17,000	20,807
Nissan Motor Company, Ltd.	11,200	117,569
Peugeot SA	1,042	46,650
Proton Holdings BHD	5,500	6,032
Renault SA	1,576	93,308
Sanyang Industrial Company, Ltd.	42,000	25,609
Suzuki Motor Corp.	1,500	33,803
TAN Chong Motor Holdings BHD	2,300	3,616
Thor Industries, Inc.	700	20,188
Tofas Turk Otomobil Fabrik AS	1,937	8,831
Toyota Motor Corp. (L)	6,000	494,520
Volkswagen AG	295	54,200
Winnebago Industries, Inc. (I)	400	3,864
Yamaha Motor Company, Ltd. (I)	2,600	47,753
Yulon Motor Company, Ltd.	11,000	27,055
		3,113,350

Distributors
Audiovox Corp., Class A (I)	700	5,292
Canon Sales Company, Inc.	700	7,933
Core-Mark Holding Company, Inc. (I)	100	3,570
D’ieteren SA	280	19,155
Dah Chong Hong Holdings, Ltd.	8,000	9,521
Delticom AG	67	7,170
Dogus Otomotiv Servis ve Ticaret AS (I)	2,597	7,299
Doshisha Company, Ltd.	300	7,893
Genuine Parts Company	2,200	119,680
Headlam Group PLC (I)	474	2,221
Imperial Holdings, Ltd.	1,333	23,922
Inchcape PLC	1,017	6,822
Jardine Cycle and Carriage, Ltd.	1,000	35,147
Li & Fung, Ltd.	16,000	32,180
LKQ Corp. (I)	1,800	46,962
Medion AG	481	9,101
Oceanus Group, Ltd. (I)	21,000	3,938
Pacific Brands, Ltd.	5,817	4,357
Pool Corp.	700	20,867
Silver Base Group Holdings, Ltd.	3,000	3,104
Smiths News PLC	5,009	7,066
Test-Rite International Company, Ltd. (I)	14,000	11,228
Uni-Select, Inc.	200	5,645
Yokohama Reito Company, Ltd.	1,000	6,755
		406,828

Diversified Consumer Services
Advtech, Ltd. (I)	11,287	9,410
American Public Education, Inc. (I)	200	8,902
Anhanguera Educacional Participacoes SA	800	17,029
Apollo Group, Inc., Class A (I)	800	34,944
Benesse Holdings, Inc.	400	17,214
Bridgepoint Education, Inc. (I)(L)	500	12,500
Cambium Learning Group, Inc. (I)	4,211	14,191
Capella Education Company (I)	300	12,555
Career Education Corp. (I)	1,300	27,495
Coinstar, Inc. (I)(L)	500	27,270
Corinthian Colleges, Inc. (I)(L)	1,100	4,686
DeVry, Inc.	912	53,927
Educomp Solutions, Ltd.	690	6,064
Estacio Participacoes SA	700	8,971
Grand Canyon Education, Inc. (I)	600	8,508
H&R Block, Inc. (L)	2,100	33,684
Hillenbrand, Inc.	900	21,285
ITT Educational Services, Inc. (I)(L)	500	39,120
Jackson Hewitt Tax Service, Inc. (I)	100	$4
K12, Inc. (I)	500	16,570
Learning Tree International, Inc.	300	2,673
Lincoln Educational Services Corp.	400	6,860
Mac-Gray Corp.	400	6,180
Matthews International Corp., Class A	400	16,060
Navitas, Ltd.	2,006	8,708
Pre-Paid Legal Services, Inc. (I)(L)	100	6,649
Raffles Education Corp., Ltd. (I)	7,333	2,934
Regis Corp.	1,100	16,852
Service Corp. International	3,200	37,376
Sotheby’s	800	34,800
Steiner Leisure, Ltd. (I)	200	9,136
Stewart Enterprises, Inc., Class A (L)	1,600	11,680
Strayer Education, Inc. (L)	300	37,917
Universal Technical Institute, Inc. (I)	300	5,931
Weight Watchers International, Inc.	1,100	83,017
		661,102

Hotels, Restaurants & Leisure
Accor SA	679	30,402
AFC Enterprises, Inc. (I)	500	8,225
Ajisen China Holdings, Ltd.	8,000	16,673
Alsea SAB de CV	5,300	5,400
Ambassadors Group, Inc.	200	1,766
Ameristar Casinos, Inc.	1,000	23,710
Amrest Holdings SE (I)	371	10,547
Aristocrat Leisure, Ltd.	3,696	9,636
Associated International Hotels, Ltd. (I)	2,000	4,500
Atom Corp. (I)	2,500	8,164
Autogrill SpA	1,195	15,697
Bally Technologies, Inc. (I)(L)	700	28,476
Berjaya Sports Toto BHD	3,642	5,420
Betsson Abbetsson AB (I)	583	13,917
Biglari Holdings, Inc. (I)	25	9,776
BJ’s Restaurants, Inc. (I)	300	15,708
Bob Evans Farms, Inc.	500	17,485
Boyd Gaming Corp. (I)(L)	1,600	13,920
Brinker International, Inc.	1,600	39,136
Buffalo Wild Wings, Inc. (I)	300	19,893
Cafe de Coral Holdings, Ltd.	2,000	4,881
California Pizza Kitchen, Inc. (I)	400	7,388
Carnival Corp.	6,000	225,780
Carnival PLC (L)	1,900	73,796
CEC Entertainment, Inc.	300	12,033
China Energy Development Holdings, Ltd. (I)	160,000	3,646
China Travel International Investment
Hong Kong, Ltd.	22,000	3,799
Chipotle Mexican Grill, Inc. (I)	300	92,457
Choice Hotels International, Inc.	900	30,024
Churchill Downs, Inc.	200	9,016
City Lodge Hotels, Ltd.	313	3,021
Club Mediterranee SA (I)	311	7,437
Colowide Company, Ltd.	1,500	9,084
Compass Group PLC (I)	12,354	119,170
Cracker Barrel Old Country Store, Inc.	300	14,793
Crown, Ltd.	3,414	32,780
Darden Restaurants, Inc.	1,600	79,616
DineEquity, Inc. (I)	300	15,681
Domino’s Pizza, Inc. (I)	900	22,716
Doutor Nichires Holdings Company, Ltd.	700	8,554
Echo Entertainment Group, Ltd. (I)	5,372	23,681
Einstein Noah Restaurant Group, Inc.	400	5,988
Enterprise Inns PLC (I)	1,488	1,531
Euro Disney SCA (I)	1,146	13,479
Flight Centre, Ltd.	476	11,061

The accompanying notes are an integral part of the financial statements.

48

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or
	Principal
	Amount	Value

Hotels, Restaurants & Leisure (continued)
Fuji Kyuko Company, Ltd.	2,000	$10,215
Galaxy Entertainment Group, Ltd. (I)	6,000	12,942
Gaylord Entertainment Company (I)	900	27,000
Genting BHD	10,800	40,232
Genting Singapore PLC (I)	25,000	39,450
Great Canadian Gaming Corp. (I)	400	3,181
Greene King PLC	1,452	11,359
HIS Company, Ltd.	400	9,883
Holidaybreak PLC (I)	1,968	9,160
Hotel Properties, Ltd.	2,000	3,760
Hotel Shilla Company, Ltd.	460	11,694
Hyatt Hotels Corp., Class A (I)	500	20,410
Indian Hotels Company, Ltd.	1,727	2,998
Intercontinental Hotels Group PLC	2,200	45,474
International Game Technology	2,400	42,192
International Speedway Corp., Class A	500	14,205
Interval Leisure Group, Inc. (I)	720	9,857
Intralot SA-integrated Lottery Systems
& Services	1,792	3,826
Isle of Capri Casinos, Inc. (I)	600	5,310
J.D. Wetherspoon PLC	642	4,444
Jack in the Box, Inc. (I)	900	20,502
Jollibee Foods Corp.	6,100	12,482
Kangwon Land, Inc.	910	24,408
Kappa Create Company, Ltd.	350	7,305
KFC Holdings Malaysia BHD	4,700	6,003
Kisoji Company, Ltd.	400	8,307
Krispy Kreme Doughnuts, Inc. (I)	1,400	13,314
Kuoni Reisen Holding AG (I)	39	15,086
Ladbrokes PLC	7,440	18,198
Las Vegas Sands Corp. (I)	6,100	257,481
Life Time Fitness, Inc. (I)	800	31,928
Lottomatica SpA (I)	447	8,674
Luby’s, Inc. (I)	139	767
Marcus Corp.	300	2,964
Marriott International, Inc., Class A	2,429	86,205
Marston’s PLC	2,935	4,796
McCormick & Schmick’s
Seafood Restaurants, Inc. (I)	222	1,907
McDonald’s Corp.	6,900	581,808
MGM Resorts International (I)(L)	5,300	70,013
Millennium & Copthorne Hotels PLC	2,080	16,976
Mitchells & Butlers PLC (I)	4,567	23,090
Monarch Casino & Resort, Inc. (I)	200	2,088
MOS Food Services, Inc.	500	9,387
Multimedia Games Holding Company, Inc. (I)	1,200	5,460
NH Hoteles SA (I)	580	4,364
OPAP SA	1,350	21,094
Orbis SA (I)	719	9,893
Orient Express Hotels, Ltd., Class A (I)	1,400	15,050
Oriental Land Company, Ltd.	300	25,430
Overseas Union Enterprise, Ltd.	5,000	11,616
P.F. Chang’s China Bistro, Inc.	300	12,072
Paddy Power PLC	155	8,424
Panera Bread Company, Class A (I)	400	50,264
Papa John’s International, Inc. (I)	500	16,630
PartyGaming PLC (I)	7,836	18,901
Peet’s Coffee & Tea, Inc. (I)(L)	200	11,540
Penn National Gaming, Inc. (I)	1,200	48,408
Pierre & Vacances SA	194	16,173
Pinnacle Entertainment, Inc. (I)	1,500	22,350
Punch Taverns PLC (I)	1,433	1,651
Rank Group PLC	1,980	4,749
Red Robin Gourmet Burgers, Inc. (I)	400	14,552
Resorts World BHD	19,800	23,647
Restaurant Group PLC	2,413	11,389
Rezidor Hotel Group AB (I)	1,181	$7,469
Round One Corp.	1,400	11,987
Royal Caribbean Cruises, Ltd. (I)	3,900	146,796
Royal Holdings Company, Ltd.	700	7,244
Ruby Tuesday, Inc. (I)	1,200	12,936
Ruth’s Hospitality Group, Inc. (I)	900	5,049
Sands China, Ltd. (I)	10,000	27,117
Scientific Games Corp., Class A (I)	1,200	12,408
Shangri-La Asia, Ltd.	10,833	26,736
Shuffle Master, Inc. (I)	1,100	10,291
SJM Holdings, Ltd.	15,000	35,849
SkiStar AB	355	5,724
Sky City Entertainment Group, Ltd.	8,173	24,558
Sodexo	416	32,594
Sol Melia SA (I)	724	8,751
Sonic Corp. (I)	600	6,378
Speedway Motorsports, Inc.	700	9,926
St. Marc Holdings Company, Ltd.	300	11,261
Star Cruises, Ltd. (I)	54,000	20,061
Starbucks Corp.	4,800	189,552
Starwood Hotels & Resorts Worldwide, Inc.	1,700	95,268
Sun International, Ltd.	1,358	18,392
TABCORP Holdings, Ltd.	5,372	19,029
Tattersall’s, Ltd.	10,220	26,370
Texas Roadhouse, Inc., Class A	1,200	21,042
The Ambassador Hotel	9,000	14,661
The Cheesecake Factory, Inc. (I)	800	25,096
The Hongkong & Shanghai Hotels, Ltd.	8,182	13,639
The Wendy’s Company	6,304	31,961
Thomas Cook Group PLC	3,890	8,304
Tim Hortons, Inc.	1,400	68,356
Tokyo Dome Corp. (I)	3,000	5,910
TUI AG (I)	2,754	29,852
TUI Travel PLC	4,353	15,690
Vail Resorts, Inc.	700	32,354
Whitbread PLC	1,746	45,258
William Hill PLC	6,637	24,355
WMS Industries, Inc. (I)	700	21,504
Wyndham Worldwide Corp.	3,000	100,950
Wynn Macau, Ltd.	4,400	14,525
Wynn Resorts, Ltd.	1,100	157,894
Yum! Brands, Inc.	3,300	182,292
Zensho Company, Ltd.	700	8,901
		4,629,091

Household Durables
AFG Arbonia-Forster Holding AG (I)	54	1,975
Aga Rangemaster Group PLC	3,162	5,496
Alpine Electronics, Inc.	900	12,483
Arcelik AS	2,206	11,281
Barratt Developments PLC (I)	569	1,043
Beazer Homes USA, Inc. (I)	900	3,051
Bellway PLC	1,862	21,368
Berkeley Group Holdings PLC (I)	769	15,898
Blyth, Inc.	250	12,588
Bovis Homes Group PLC (I)	816	5,789
Brookfield Incorporacoes SA	4,400	21,455
Brookfield Residential Properties, Inc. (I)	152	1,508
Casio Computer Company, Ltd.	2,000	14,081
Cavco Industries, Inc. (I)	100	4,500
Chofu Seisakusho Company, Ltd.	400	10,036
Consorcio ARA SAB de CV	6,000	3,034
Corporacion GEO SAB de CV (I)	12,300	28,364
Cyrela Brazil Realty SA	2,800	26,679
D.R. Horton, Inc.	4,100	47,232
Desarrolladora Homex SAB de CV (I)	2,400	10,044

The accompanying notes are an integral part of the financial statements.

49

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or
	Principal
	Amount	Value

Household Durables (continued)
Dorel Industries, Inc., Class B	200	$5,587
Duni AB	351	3,385
Ekornes ASA	233	5,269
Electrolux AB	1,712	40,852
Ethan Allen Interiors, Inc.	400	8,516
Even Construtora e Incorporadora SA	1,800	9,089
EZ Tec Empreendimentos e Participacoes SA	1,100	11,961
Fiskars Corp.	285	6,658
Forbo Holding AG (I)	23	17,454
Fortune Brands, Inc.	2,100	133,917
France Bed Holdings Company, Ltd.	5,000	6,463
Furniture Brands International, Inc. (I)	300	1,242
Gafisa SA	3,000	14,283
Garmin, Ltd. (L)	2,500	82,575
GUD Holdings, Ltd.	2,068	20,206
Haier Electronics Group Company, Ltd. (I)	16,000	19,933
Harman International Industries, Inc.	1,100	50,127
Haseko Corp. (I)	7,000	5,070
Helen of Troy, Ltd. (I)	500	17,265
Hitachi Koki Company, Ltd. (I)	800	7,323
Hooker Furniture Corp.	200	1,772
Hunter Douglas NV	39	1,909
Husqvarna AB, B Shares	3,585	23,723
Husqvarna AB, Series A	1,070	7,095
iRobot Corp. (I)	500	17,645
Jarden Corp.	1,500	51,765
JM AB	800	18,863
JVC Kenwood Holdings, Ltd. (I)	1,800	8,940
KB Home (L)	1,200	11,736
Kid Brands, Inc. (I)	200	1,032
La-Z-Boy, Inc. (I)	2,000	19,740
Leggett & Platt, Inc.	2,200	53,636
Lennar Corp., Class A	2,400	43,560
Lennar Corp., Class B	500	7,340
LG Electronics, Inc.	539	42,069
Libbey, Inc. (I)	400	6,488
M/I Homes, Inc. (I)	300	3,678
Matsushita Electric Industrial Company, Ltd.	9,400	114,864
MDC Holdings, Inc.	700	17,248
Meritage Homes Corp. (I)	400	9,024
Mohawk Industries, Inc. (I)	1,200	71,988
MRV Engenharia e Participacoes SA	1,600	13,287
Newell Rubbermaid, Inc.	3,900	61,542
Nexity SA	201	9,605
Nobia AB (I)	4,653	30,524
NVR, Inc. (I)(L)	100	72,548
Pace Micro Technology PLC (I)	2,180	3,726
PanaHome Corp.	1,000	6,503
PDG Realty SA Empreendimentos
e Participacoes	4,800	27,035
Persimmon PLC	5,286	40,920
PIK Group, GDR (I)	572	2,174
Pioneer Corp. (I)	1,000	4,489
Pulte Group, Inc. (I)	5,100	39,066
Redrow PLC (I)	1,082	2,158
Rinnai Corp.	300	21,700
Rossi Residencial SA	4,800	39,245
Ryland Group, Inc.	900	14,877
Sampo Corp.	30,000	10,173
Schulthess Group AG (I)	116	7,447
Sealy Corp. (I)	1,200	3,036
SEB SA	170	17,812
Sekisui Chemical Company, Ltd.	4,000	34,145
Sekisui House, Ltd.	6,000	55,796
Sharp Corp.	6,000	54,723
Sjaelso Gruppen A/S (I)	150	213
Skyline Corp.	100	$1,750
Skyworth Digital Holdings, Ltd.	6,000	3,618
Sony Corp.	2,600	68,614
Sony Corp.	3,200	84,703
Standard Pacific Corp. (I)	2,300	7,705
Steinhoff International Holdings, Ltd. (I)	11,390	38,769
Sumitomo Forestry Company, Ltd.	1,300	11,938
Superb Summit International
Timber Company, Ltd. (I)	89,000	3,835
Taylor Wimpey PLC (I)	12,083	7,330
TCL Multimedia
Technology Holdings, Ltd. (I)	12,000	4,780
Techtronic Industries Company, Ltd.	11,000	13,169
Tecnisa SA	1,800	15,051
Tempur-Pedic International, Inc. (I)	1,000	67,820
Token Corp.	120	4,363
Toll Brothers, Inc. (I)	2,900	60,146
TomTom NV (I)	237	1,255
Tupperware Brands Corp.	1,000	67,450
Turk Sise ve Cam Fabrikalari AS	7,878	17,232
Universal Electronics, Inc. (I)	100	2,526
Urbi Desarrollos Urbanos SAB de CV (I)	6,600	14,487
Videocon Industries, Ltd.	482	2,344
Viver Incorporadora e Construtora SA (I)	1,300	2,141
Vodone Ltdvodone Ltd.	28,000	6,632
Whirlpool Corp.	1,300	105,716
Woongjin Holding Company, Ltd.	680	24,254
		2,469,567

Internet & Catalog Retail
Amazon.com, Inc. (I)	3,000	613,470
ASKUL Corp.	400	6,537
B2W Companhia Global Do Varejo	300	3,662
Blue Nile, Inc. (I)(L)	300	13,194
CDON Group AB (I)	496	3,018
Home Retail Group PLC	5,710	14,990
HSN, Inc. (I)	1,020	33,578
Liberty Media Corp. - Interactive, Series A (I)	9,300	155,961
Mutow Company, Ltd.	400	1,350
N. Brown Group PLC	922	3,889
Netflix, Inc. (I)	500	131,345
NutriSystem, Inc.	300	4,218
Orbitz Worldwide, Inc. (I)	700	1,743
Overstock.com, Inc. (I)	200	3,044
PetMed Express, Inc.	300	3,555
priceline.com, Inc. (I)	500	255,965
Shutterfly, Inc. (I)	400	22,968
US Auto Parts Network, Inc. (I)	700	5,362
Wotif.com Holdings, Ltd.	1,550	7,816
Yoox Spa (I)	691	12,727
		1,298,392

Leisure Equipment & Products
Accell Groupaccell Group	148	4,260
Altek Corp.	4,080	5,948
Amer Sports OYJ	1,470	24,431
Asia Optical Company, Inc. (I)	5,000	8,548
Brunswick Corp.	940	19,176
Callaway Golf Company	1,000	6,220
Eastman Kodak Co. (I)(L)	3,608	12,917
Giant Manufacturing Company, Ltd.	3,000	12,099
Hasbro, Inc.	1,400	61,502
Heiwa Corp.	700	10,861
Jakks Pacific, Inc. (I)	200	3,682
Leapfrog Enterprises, Inc. (I)(L)	1,000	4,220
Mattel, Inc.	3,937	108,228

The accompanying notes are an integral part of the financial statements.

50

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Leisure Equipment & Products (continued)
Mizuno Corp.	1,000	$4,752
Namco Bandai Holdings, Inc.	1,400	16,853
Nikon Corp.	1,300	30,673
Noritsu Koki Company, Ltd. (I)	100	539
Polaris Industries, Inc.	500	55,585
Roland Corp.	400	3,959
Sankyo Company, Ltd.	400	20,673
Sega Sammy Holdings, Inc.	1,100	21,305
Shimano, Inc.	400	21,995
Smith & Wesson Holding Corp. (I)	1,700	5,100
Steinway Musical Instruments, Inc. (I)	100	2,569
Sturm Ruger & Company, Inc.	300	6,585
Trigano SA	184	5,800
Yamaha Corp.	1,700	19,332
		497,812

Media
Aegis Group PLC	13,519	34,699
Alma Media OYJ	1,123	10,974
Amalgamated Holdings, Ltd.	3,424	21,306
Antena 3 de Television SA (I)	49	404
APN News & Media, Ltd.	2,128	3,008
Arbitron, Inc.	400	16,532
ASATSU-DK, Inc.	200	5,256
Astral Media, Inc.	600	23,217
Austar United Communications, Ltd. (I)	5,902	8,522
Avex Group Holdings, Inc.	800	10,419
Axel Springer AG	261	12,891
BEC World PCL	10,000	11,229
Belo Corp., Class A (I)	600	4,518
British Sky Broadcasting Group PLC	1,500	81,765
Cablevision Systems Corp., Class A	2,100	76,041
Caltagirone Editore SpA	265	553
CBS Corp.	600	17,262
CBS Corp., Class B	6,900	196,581
Cheil Worldwide, Inc.	1,250	18,609
Cinemark Holdings, Inc.	2,200	45,562
Cineworld Group PLC	2,556	8,347
CJ CGV Company, Ltd.	460	12,792
Clear Channel Outdoor
Holdings, Inc., Class A (I)	500	6,350
Cogeco Cable, Inc.	400	18,829
Cogeco, Inc.	400	17,880
Comcast Corp., Class A	24,254	614,596
Comcast Corp., Special Class A	8,384	203,144
Consolidated Media Holdings, Ltd.	4,541	12,723
Corus Entertainment, Inc.	1,200	25,569
CTC Media, Inc.	1,500	31,980
Daily Mail & General Trust PLC	3,091	23,040
Dentsu, Inc.	600	17,732
DIRECTV, Class A (I)	7,920	402,494
Discovery Communications, Inc., Series A (I)	1,700	69,632
Discovery Communications, Inc., Series C (I)	1,800	65,790
DISH Network Corp. (I)	1,800	55,206
Dish TV India, Ltd. (I)	3,527	6,946
Dogan Yayin Holding AS (I)	8,221	5,520
Dogan Yayin Holding As (I)	8,221	5,369
DreamWorks Animation SKG, Inc. (I)	1,000	20,100
Eniro AB (I)	889	3,140
Entercom Communications Corp., Class A (I)	700	6,076
eSun Holdings, Ltd. (I)	46,000	13,689
Eutelsat Communications SA	618	27,797
EW Scripps Company (I)	800	7,736
Fisher Communications, Inc. (I)	100	2,982
Fuji Television Network, Inc.	5	7,415
Gannett Company, Inc.	2,600	37,232
Gestevision Telecinco SA	1,438	$12,494
Glacier Media, Inc.	600	1,425
Global Mediacom Tbk PT	52,500	5,160
Gray Television, Inc. (I)	1,400	3,696
Groupe Aeroplan, Inc.	2,900	40,052
Grupo Televisa SA, ADR	2,900	71,340
Gruppo Editoriale L’Espresso SpA	2,310	6,336
Hakuhodo DY Holdings, Inc.	210	11,230
Harte-Hanks, Inc.	1,400	11,368
Havas SA	9,811	52,373
Hurriyet Gazetecilik AS (I)	6,741	5,611
Ilkka-Yhtyma OYJ	259	2,686
Imax Corp. (I)	300	9,764
Informa PLC	5,662	39,268
Ipsos SA	285	13,348
ITV PLC (I)	38,008	43,582
Jagran Prakashan, Ltd.	329	937
JCDecaux SA (I)	642	20,566
John Fairfax Holdings, Ltd. (L)	23,506	24,828
John Wiley & Sons, Inc.	700	36,407
Johnston Press PLC (I)	3,508	298
Journal Communications, Inc., Class A (I)	1,100	5,687
Kinepolis Group NV	353	26,256
Knology, Inc. (I)	800	11,880
Lagardere SCA	829	35,027
Lamar Advertising Company, Class A (I)	1,100	30,107
Liberty Global, Inc., Series A (I)	1,900	85,576
Liberty Global, Inc., Series C (I)	1,800	76,860
Liberty Media Corp. - Capital, Series A (I)	1,800	154,350
Liberty Media Corp. - Starz, Series A (I)	720	54,173
LIN TV Corp., Class A (I)	700	3,409
Live Nation Entertainment, Inc. (I)	2,176	24,959
M6-Metropole Television SA	679	15,711
Media General, Inc., Class A (I)	500	1,910
Media Prima BHD	14,100	13,566
Mediaset SpA	4,833	22,723
Megacable Holdings SAB de CV (I)	7,800	17,800
Meredith Corp. (L)	500	15,565
Modern Times Group AB, B Shares	496	32,773
Mondadori (Arnoldo) Editore SpA	2,250	7,943
Morningstar, Inc.	600	36,468
Naspers, Ltd., ADR	1,832	103,681
National CineMedia, Inc.	700	11,837
News Corp., Class A	16,200	286,740
News Corp., Class B (L)	5,700	103,056
NRJ Group (I)	256	3,148
Omnicom Group, Inc.	2,065	99,450
Outdoor Channel Holdings, Inc. (I)	300	2,052
PagesJaunes Groupe (L)	975	8,771
Pearson PLC	7,100	134,971
Premiere AG (I)	4,951	26,742
Promotora de Informaciones SA (I)	515	1,203
Publicis Groupe SA	872	48,678
PubliGroupe SA	25	4,550
Quebecor, Inc.	300	9,854
REA Group, Ltd.	226	2,886
Reed Elsevier NV	3,913	52,550
Reed Elsevier PLC	1,800	65,664
Regal Entertainment Group	1,700	20,995
Rentrak Corp. (I)	200	3,548
Rightmove PLC	2,571	49,161
Sanoma OYJ (L)	694	12,862
Schibsted ASA	400	12,758
Scholastic Corp.	400	10,640
Scripps Networks Interactive, Inc., Class A	1,100	53,768
Seat Pagine Gialle SpA (I)	662	58

The accompanying notes are an integral part of the financial statements.

51

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Media (continued)
SES SA	1,361	$38,180
Seven Network, Ltd. (I)	755	7,826
Shaw Communications, Inc., Class B	1,700	38,761
Shochiku Company, Ltd.	1,000	8,211
Shree Ashtavinyak Cine Vision, Ltd.	9,206	1,020
Sinclair Broadcast Group, Inc., Class A	1,000	10,980
Singapore Press Holdings, Ltd.	11,000	34,963
Sky Network Television, Ltd.	4,694	21,640
Sky Perfect JSAT Corp.	16	6,608
Societe Television Francaise	400	7,282
Southern Cross Media Group, Ltd.	20,057	33,573
STW Communications Group, Ltd.	4,307	4,772
Sun TV Network, Ltd.	1,006	7,781
Surya Citra Media Tbk PT	15,000	9,983
Tamedia AG (I)	61	8,993
Telegraaf Media Groep NV	304	5,594
Television Broadcasting Company, Ltd.	3,000	19,866
Ten Network Holdings, Ltd.	7,565	8,622
The Interpublic Group of Companies, Inc.	6,700	83,750
The Madison Square Garden, Inc., Class A (I)	1,025	28,218
The McClatchy Company, Class A (I)(L)	800	2,248
The McGraw-Hill Companies, Inc.	2,600	108,966
The New York Times Company, Class A (I)(L)	1,400	12,208
The Walt Disney Company	17,566	685,777
The Washington Post Company, Class B	200	83,790
Thomson Corp. (L)	2,012	75,540
Time Warner Cable, Inc.	3,940	307,478
Time Warner, Inc.	12,633	459,462
Toho Company, Ltd.	500	8,319
Tokyo Broadcasting Company, Ltd.	600	7,257
Torstar Corp.	400	4,977
Trinity Mirror PLC (I)	1,806	1,203
TV Azteca SA de CV (I)	15,400	12,561
TVN SA	1,226	7,264
United Business Media, Ltd.	2,888	25,796
Valassis Communications, Inc. (I)	700	21,210
Viacom, Inc.	200	11,496
Viacom, Inc., Class B	5,100	260,100
Vivendi SA	7,483	208,092
Vocento SA (I)	703	3,382
Warner Music Group Corp. (I)	1,800	14,796
West Australian Newspapers Holdings, Ltd.	748	3,255
Westwood One, Inc. (I)	103	531
Wolters Kluwer NV	2,307	51,122
Woongjin Holdings Company, Ltd. (I)	780	5,551
Woongjin Thinkbig Company, Ltd.	440	6,746
World Wrestling
Entertainment, Inc., Class A (L)	500	4,765
WPP PLC, ADR	1,300	81,575
Yell Group PLC (I)(L)	10,556	975
Yellow Media, Inc.	620	1,543
Zee Entertainment Enterprises, Ltd.	5,688	17,199
Zee Learn, Ltd. (I)	711	319
Zenrin Company, Ltd.	500	5,237
Zon Multimedia SA	2,647	12,282
		7,444,234

Multiline Retail
99 Cents Only Stores (I)	700	14,168
Aeon Company BHD	3,500	8,400
Big Lots, Inc. (I)	1,200	39,780
Canadian Tire Corp., Ltd.	600	39,256
Clicks Group, Ltd. (I)	2,382	14,907
David Jones, Ltd.	3,562	15,558
Debenhams PLC	18,950	20,986
Dillard’s, Inc., Class A (L)	1,600	83,424
Dollar Tree, Inc. (I)	1,500	$99,930
Dollarama, Inc.	362	12,262
Don Quijote Company, Ltd.	200	6,962
El Puerto de Liverpool SAB de CV	1,200	9,193
Empresas La Polar SA	2,561	3,836
Family Dollar Stores, Inc.	1,400	73,584
Far Eastern Department Stores Company, Ltd.	11,613	23,278
Fred’s, Inc., Class A	900	12,987
H20 Retailing Corp.	1,000	7,793
Harvey Norman Holding, Ltd.	5,854	15,668
Hyundai Department Store Company, Ltd.	157	25,560
Hyundai H & S Company, Ltd.	990	12,797
Indiabulls Wholesale Services, Ltd. (I)	504	117
Isetan Mitsukoshi Holdings, Ltd.	3,500	34,270
Izumi Company, Ltd.	700	10,525
J Front Retailing Company, Ltd.	5,000	22,112
J.C. Penney Company, Inc.	3,200	110,528
Kohl’s Corp.	2,742	137,127
Lifestyle International Holdings, Ltd.	4,500	13,325
Lojas Americanas SA	1,325	11,113
Lojas Renner SA	1,500	57,188
Lotte Shopping Company, Ltd.	69	32,971
Macy’s, Inc.	6,100	178,364
Marisa Lojas SA	200	3,050
Marks & Spencer Group PLC	11,372	65,964
Marui Company, Ltd.	2,800	21,227
Matsuya Company, Ltd. (I)	500	2,746
Metro Holdings, Ltd.	12,000	7,679
Mothercare PLC	561	3,584
Myer Holdings, Ltd.	2,829	8,024
New World Department Store China, Ltd.	8,000	6,319
Next PLC	1,681	62,779
Nordstrom, Inc.	1,900	89,186
Parco Company, Ltd.	1,300	10,727
Parkson Holdings BHD	5,712	11,400
Parkson Retail Group, Ltd.	15,000	22,018
PPR	493	87,798
Ramayana Lestari Sentosa Tbk PT	106,000	9,656
Ripley Corp., SA	7,726	9,622
Ryohin Keikaku Company, Ltd.	300	14,393
SACI Falabella	1,614	16,991
Saks, Inc. (I)	2,500	27,925
Sears Canada, Inc.	599	10,881
Sears Holdings Corp. (I)(L)	1,100	78,584
Stockmann OYJ Abp, Series B	271	7,678
Takashimaya Company, Ltd.	3,000	20,691
Target Corp.	6,500	304,915
The Reject Shop, Ltd.	168	2,108
Tuesday Morning Corp. (I)	900	4,185
Wing On Company International, Ltd.	4,000	8,447
Woolworths Holdings, Ltd.	7,995	35,211
		2,101,757

Specialty Retail
Aaron’s, Inc. (L)	1,050	29,673
ABC-MART, Inc.	100	4,059
Abercrombie & Fitch Company, Class A	1,400	93,688
Advance Auto Parts, Inc.	1,000	58,490
Aeropostale, Inc. (I)	1,297	22,698
American Eagle Outfitters, Inc.	2,679	34,157
Americas Car-Mart, Inc. (I)	200	6,600
ANN, Inc. (I)	1,200	31,320
Aoyama Trading Company, Ltd.	900	15,456
ARB Corp., Ltd.	509	4,139
Ascena Retail Group, Inc. (I)	1,100	37,455
Autobacs Seven Company, Ltd.	300	12,661

The accompanying notes are an integral part of the financial statements.

52

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Specialty Retail (continued)
Automotive Holdings Group	3,452	$8,272
AutoNation, Inc. (I)(L)	1,900	69,559
AutoZone, Inc. (I)	500	147,425
Barnes & Noble, Inc. (I)	1,000	16,580
Bebe Stores, Inc.	1,500	9,165
Bed Bath & Beyond, Inc. (I)	1,800	105,066
Belle International Holdings, Ltd.	23,000	48,807
Best Buy Company, Inc.	3,100	97,371
Best Denki Company, Ltd. (I)	500	1,392
Beter Bed Holding NV	234	6,380
Big 5 Sporting Goods Corp.	400	3,144
BMTC Group, Inc., Class A (I)	200	4,425
Brown Shoe Company, Inc.	800	8,520
Build-A-Bear Workshop, Inc. (I)	600	3,906
Cabela’s, Inc. (I)	1,200	32,580
CarMax, Inc. (I)	2,800	92,596
Casual Male Retail Group, Inc. (I)	800	3,320
Charles Voegele Holding AG (I)	176	9,379
Charming Shoppes, Inc. (I)	2,600	10,816
Chico’s FAS, Inc.	2,300	35,029
Chiyoda Company, Ltd.	200	2,970
Christopher & Banks Corp.	700	4,025
Citi Trends, Inc. (I)	300	4,524
Clas Ohlson AB	376	5,303
Coldwater Creek, Inc. (I)	1,100	1,540
Collective Brands, Inc. (I)	1,300	19,097
Conn’s, Inc. (I)	988	8,546
DCM Japan Holdings Company, Ltd.	1,400	9,526
Destination Maternity Corp.	800	15,984
Dick’s Sporting Goods, Inc. (I)	1,200	46,140
Dickson Concepts International, Ltd.	7,500	5,871
Dixons Retail PLC (I)	27,929	7,541
Douglas Holding AG	377	19,782
DSW, Inc., Class A (I)(L)	1,286	65,084
Dufry Group AG (I)	120	15,111
Dunelm Group PLC	675	4,212
EDION Corp.	500	4,722
Enm Holdings, Ltd. (I)	96,000	7,718
Esprit Holdings, Ltd.	5,813	18,108
Etam Developpement SA (I)	178	7,472
Express, Inc.	1,100	23,980
Fast Retailing Company, Ltd.	200	32,383
Fielmann AG	101	11,235
Foot Locker, Inc.	2,300	54,648
Forzani Group, Ltd.	200	5,462
Fourlis SA (I)	160	961
Game Group PLC	4,942	2,875
GameStop Corp., Class A (I)(L)	2,300	61,341
Genesco, Inc. (I)	400	20,840
Giordano International, Ltd.	8,000	6,806
GOME Electrical Appliances Holdings, Ltd.	74,000	29,556
Group 1 Automotive, Inc.	500	20,590
Grupo Elektra SA de CV	460	23,573
Gruppo Coin SpA (I)	986	9,209
Guess?, Inc.	700	29,442
Halfords Group PLC	3,088	18,398
Haverty Furniture Companies, Inc.	300	3,453
Hennes & Mauritz AB, B Shares	3,551	122,381
hhgregg, Inc. (I)(L)	500	6,700
Hibbett Sports, Inc. (I)	400	16,284
Hikari Tsushin, Inc.	400	9,469
HMV Group PLC (I)	2,045	318
Home Depot, Inc.	13,104	474,627
HOT Topic, Inc.	1,000	7,440
Hotai Motor Company, Ltd.	5,000	18,870
Howden Joinery Group PLC (I)	1,766	3,030
Inditex SA	970	$88,577
International Luk Fook Holdings, Ltd.	4,000	19,423
JD Group, Ltd.	2,907	18,150
JOS A Bank Clothiers, Inc. (I)	300	15,003
Joshin Denki Company, Ltd.	1,000	10,852
Jumbo SA	213	1,608
K’s Holding Corp.	600	26,026
Kesa Electricals PLC	3,019	6,670
Kingfisher PLC	18,084	77,557
Kirkland’s, Inc. (I)	500	6,010
Kohnan Shoji Company, Ltd.	300	5,168
Komeri Company, Ltd.	400	10,921
Leon’s Furniture, Ltd.	300	3,929
Lewis Group, Ltd.	1,301	16,283
Limited Brands, Inc. (L)	3,200	123,040
Lowe’s Companies, Inc.	13,000	303,030
MarineMax, Inc. (I)	300	2,628
Midas, Inc. (I)	200	1,264
Mobilezone Holding AG (I)	918	10,279
Monro Muffler Brake, Inc.	300	11,187
New York & Company, Inc. (I)	200	990
Nitori Holdings Company, Ltd.	250	23,756
O’Reilly Automotive, Inc. (I)	2,100	137,571
Office Depot, Inc. (I)	5,200	21,944
OfficeMax, Inc. (I)	1,000	7,850
Osim International, Ltd.	8,000	9,747
Pacific Sunwear of California, Inc. (I)	400	1,044
Paris Miki, Inc.	800	7,743
Pendragon PLC (I)	26,477	9,986
Penske Automotive Group, Inc.	1,200	27,288
PEP Boys - Manny, Moe & Jack	1,100	12,023
PetSmart, Inc.	1,300	58,981
Pier 1 Imports, Inc. (I)	1,600	18,512
Point, Inc.	250	10,909
Praktiker Bau- und Heimwerkermaerkte AG	439	3,719
Premier Investments, Ltd.	906	5,922
RadioShack Corp.	1,730	23,026
Reitmans Canada, Ltd., Class A	500	7,953
Rent-A-Center, Inc.	1,100	33,616
RONA, Inc.	1,300	16,189
Ross Stores, Inc.	1,100	88,132
SA SA International Holdings, Ltd.	24,000	15,435
Sally Beauty Holdings, Inc. (I)(L)	2,450	41,895
Sanrio Company, Ltd.	900	35,158
Select Comfort Corp. (I)	800	14,384
Shimachu Company, Ltd.	700	17,117
Shimamura Company, Ltd.	200	19,125
Shoe Carnival, Inc. (I)	300	9,045
Signet Jewelers, Ltd. (I)	1,476	69,092
Sonic Automotive, Inc.	600	8,790
Sports Direct International PLC (I)	7,101	26,921
Stage Stores, Inc.	500	8,400
Staples, Inc.	5,802	91,672
Stein Mart, Inc.	700	6,748
Super Group, Ltd. (I)	127,245	14,872
Systemax, Inc. (I)	700	10,458
Talbots, Inc. (I)(L)	900	3,006
The Buckle, Inc.	550	23,485
The Cato Corp., Class A	400	11,520
The Children’s Place Retail Stores, Inc. (I)	600	26,694
The Finish Line, Inc., Class A	800	17,120
The Foschini Group, Ltd.	2,097	27,342
The Gap, Inc.	4,528	81,957
The Men’s Wearhouse, Inc.	900	30,330
The Wet Seal, Inc., Class A (I)	2,000	8,940
Thorn Group, Ltd.	5,020	10,242

The accompanying notes are an integral part of the financial statements.

53

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Specialty Retail (continued)
Tiffany & Company	1,300	$102,076
TJX Companies, Inc.	2,665	139,992
Tractor Supply Company	1,200	80,256
Truworths International, Ltd.	3,324	36,064
Tsann Kuen Enterprise Company, Ltd.	5,000	10,114
Ulta Salon Cosmetics & Fragrance, Inc. (I)	900	58,122
Urban Outfitters, Inc. (I)	1,500	42,225
USS Company, Ltd.	210	16,290
Valora Holding AG	66	20,250
Vitamin Shoppe, Inc. (I)	300	13,728
West Marine, Inc. (I)	300	3,111
WH Smith PLC	730	5,745
Williams-Sonoma, Inc.	1,500	54,735
Xebio Company, Ltd.	500	11,318
Yamada Denki Company, Ltd.	470	38,341
Zale Corp. (I)(L)	300	1,680
Zumiez, Inc. (I)	597	14,907
		4,914,483

Textiles, Apparel & Luxury Goods
361 Degrees International, Ltd.	9,000	5,526
Adidas AG	1,368	108,510
Aksa Akrilik Kimya Sanayi AS	4,202	14,399
Alok Industries, Ltd.	13,895	7,855
Anta Sports Products, Ltd.	1,000	1,792
Asics Corp.	1,000	14,934
Benetton Group SpA	867	6,859
Billabong International, Ltd.	3,565	23,068
Bombay Rayon Fashions, Ltd.	411	2,603
Brightoil Petroleum Holdings Ltd	17,000	6,640
Bulgari SpA	1,321	23,313
Burberry Group PLC	3,714	86,351
C C Land Holdings, Ltd.	7,000	2,648
Carter’s, Inc. (I)	800	24,608
Chaoyue Group, Ltd. (I)	45,000	1,822
China Dongxiang Group Company	27,000	8,615
Christian Dior SA	341	53,656
Cia Hering	800	18,403
Cie Financiere Richemont SA	3,171	207,646
Coach, Inc.	2,100	134,253
Columbia Sportswear Company	600	38,040
CROCS, Inc. (I)	900	23,175
Daiwabo Holdings Company, Ltd.	5,000	10,235
Daphne International Holdings, Ltd.	10,000	8,932
Deckers Outdoor Corp. (I)	600	52,884
Descente, Ltd.	2,000	9,930
Formosa Taffeta Company, Ltd.	12,000	13,192
Fossil, Inc. (I)	1,000	117,720
G-III Apparel Group, Ltd. (I)	200	6,896
Geox SpA	1,356	8,126
Gerry Weber International AG	59	3,873
Gildan Activewear, Inc.	1,000	35,243
Glorious Sun Enterprises, Ltd.	30,000	11,359
Grendene SA	1,900	10,957
Handsome Company, Ltd.	480	11,880
Hanesbrands, Inc. (I)	1,200	34,260
Hermes International SA	266	78,671
IC Companys A/S	52	2,236
Iconix Brand Group, Inc. (I)	1,200	29,040
Japan Wool Textile Company, Ltd.	1,000	7,849
K-Swiss, Inc., Class A (I)	400	4,252
Koninklijke Ten Cate NV	400	16,196
Kurabo Industries, Ltd.	3,000	6,029
Lee & Man Handbags Holding, Ltd. (I)	8,000	1,079
Lee & Man Holding, Ltd.	8,000	9,494
LG Fashion Corp. Ltd.	280	11,014
Li Ning Company, Ltd.	5,000	$8,655
LPP SA	4	3,267
Luxottica Group SpA	390	12,502
Luxottica Group SpA, ADR	400	12,840
LVMH Moet Hennessy Louis Vuitton	987	177,638
Maidenform Brands, Inc. (I)	400	11,064
Makalot Industrial Company, Ltd.	1,000	2,621
Ming Fung Jewellery Group, Ltd. (I)	110,000	13,893
Movado Group, Inc.	300	5,133
New Wave Group AB	1,015	7,286
NG2 SA	20	419
Nien Hsing Textile Company, Ltd. (I)	13,000	10,451
NIKE, Inc., Class B	2,700	242,946
Nisshinbo Holdings, Inc.	1,000	9,516
Onward Kashiyama Company, Ltd.	1,000	8,448
Oxford Industries, Inc.	100	3,376
Pacific Textile Holdings, Ltd.	18,000	12,026
Peak Sport Products Company, Ltd.	8,000	5,657
Perry Ellis International, Inc. (I)	200	5,050
Polo Ralph Lauren Corp. (L)	900	119,349
Ports Design, Ltd.	2,500	5,941
Pou Chen Corp.	22,596	20,888
Puma AG Rudolf Dassler Sport	48	15,184
PVH Corp.	900	58,923
Quiksilver, Inc. (I)	1,800	8,460
RG Barry Corp.	344	3,880
Safilo Group SpA (I)	447	7,105
Sanyo Shokai, Ltd.	1,000	2,923
Seiko Holdings Corp.	1,000	3,486
Seiren Company, Ltd.	500	3,198
Shenzhou International Group Holdings, Ltd.	6,000	8,183
Shinkong Textile Co
Ltdshinkong Textile Co Ltd.	1,000	1,362
Skechers U.S.A., Inc., Class A (I)	400	5,792
Stella International Holdings, Ltd.	4,000	10,144
Steven Madden, Ltd. (I)	450	16,880
Tainan Spinning Company, Ltd.	25,500	16,135
Taiwan Paiho, Ltd.	3,000	3,289
Texhong Textile Group, Ltd.	12,000	8,127
Texwinca Holdings, Ltd.	12,000	14,274
The Jones Group, Inc.	1,300	14,105
The Swatch Group AG	292	26,223
The Swatch Group AG, BR Shares	205	103,430
The Timberland Company, Class A (I)	800	34,376
The Warnaco Group, Inc. (I)	600	31,350
Titan Industries, Ltd.	4,320	20,705
Tod’s SpA	254	33,962
Toyobo Company, Ltd.	10,000	14,713
True Religion Apparel, Inc. (I)	400	11,632
Tsi Holdings Co Ltdtsi Holdings Co Ltd. (I)	1,000	7,105
Under Armour, Inc., Class A (I)(L)	600	46,386
Unifi, Inc. (I)	466	6,431
Unitika, Ltd. (I)	1,000	671
Van De Velde NV (I)	196	11,137
VF Corp. (L)	1,661	180,318
Wacoal Corp.	1,000	12,501
Weiqiao Textile Company	11,000	8,343
Wolverine World Wide, Inc.	859	35,863
XTEP International Holdings	14,500	9,952
Youngone Holdings Company, Ltd.	130	4,912
Yue Yuen Industrial Holdings, Ltd.	7,000	22,328
		2,838,817
		32,598,789

The accompanying notes are an integral part of the financial statements.

54

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Textiles, Apparel & Luxury Goods (continued)
Consumer Staples - 6.06%

Beverages
A.G. Barr PLC	978	$20,660
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,058	14,309
Anheuser-Busch InBev NV	3,415	198,019
Asahi Breweries, Ltd.	2,100	42,314
Baron de Ley SA (I)	66	4,367
Boston Beer Company, Inc. (I)	100	8,960
Britvic PLC	1,286	8,145
Brown Forman Corp., Class B	450	33,611
C&C Group PLC	286	1,488
C&C Group PLC - London Exchange	1,096	5,719
Carlsberg A/S	702	76,387
Central European Distribution Corp. (I)	1,000	11,200
Cia Cervecerias Unidas SA, ADR	500	29,395
Coca Cola Hellenic
Bottling Company SA (I)(L)	1,000	26,760
Coca Cola Hellenic Bottling Company SA (I)	93	2,492
Coca-Cola Amatil, Ltd.	2,908	35,682
Coca-Cola Bottling Company Consolidated	200	13,532
Coca-Cola Enterprises, Inc.	4,200	122,556
Coca-Cola Femsa SAB de CV, ADR	200	18,602
Coca-Cola West Japan Company, Ltd.	200	3,835
Constellation Brands, Inc., Class A (I)	2,801	58,317
Cott Corp. (I)	800	6,711
Davide Campari Milano SpA	2,064	16,964
Diageo PLC, ADR	3,700	302,919
Dr. Pepper Snapple Group, Inc.	3,700	155,141
Embotelladoras Arca SAB de CV	9,925	71,035
Fomento Economico Mexicano SAB
de CV, ADR	1,100	73,139
Foster’s Group, Ltd.	11,998	66,420
Fraser & Neave Holdings BHD	2,100	13,494
Grupo Modelo SA	4,000	24,188
Guinness Anchor BHD	1,000	3,360
Hansen Natural Corp. (I)	700	56,665
Heckmann Corp. (I)	1,600	9,664
Heineken NV	1,509	90,762
Hey Song Corp.	14,000	13,212
Hite Brewery Company, Ltd.	40	4,200
Hite Holdings Company, Ltd.	51	748
ITO EN, Ltd.	400	7,094
Jinro, Ltd.	170	5,568
Kirin Holdings Company, Ltd.	4,000	55,925
Laurent-Perrier SA	19	2,687
Lotte Chilsung Beverage Company, Ltd.	10	12,376
Mikuni Coca-Cola Bottling Company, Ltd.	1,000	8,743
Molson Coors Brewing Company	2,300	102,902
National Beverage Corp.	651	9,537
Olvi OYJ	100	2,697
PepsiCo, Inc.	11,518	811,213
Pernod-Ricard SA	1,312	129,327
Remy Cointreau SA	112	9,427
Royal Unibrew A/S	164	10,817
SABMiller PLC (I)	6,786	247,406
Sapporo Holdings, Ltd.	2,000	8,246
The Coca-Cola Company	15,579	1,048,311
Treasury Wine Estates, Ltd. (I)	3,709	13,526
Tsingtao Brewery Company, Ltd., Series H	2,000	11,565
United Spirits, Ltd.	763	16,714
Vina Concha Y Toro SA, ADR (L)	300	15,702
		4,174,755

Food & Staples Retailing
AEON Company, Ltd.	3,500	42,243
Alimentation Couche Tard, Inc.	1,000	$29,157
Arcs Company, Ltd.	500	7,848
Axfood AB	100	3,514
BIM Birlesik Magazalar AS	718	23,343
BJ’s Wholesale Club, Inc. (I)	700	35,245
Carrefour SA (L)	2,447	100,500
Casey’s General Stores, Inc.	600	26,400
Casino Guichard Perrachon SA	470	44,304
Cawachi, Ltd.	400	7,915
Centros Comerciales Sudamericanos SA	5,133	36,958
China Resources Enterprises, Ltd.	8,000	32,762
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR	800	37,560
Circle K Sunkus Company, Ltd.	300	4,691
Colruyt SA	585	29,259
Controladora Comercial Mexicana
SAB De CV (I)	7,700	12,877
Costco Wholesale Corp.	3,600	292,464
CP ALL PCL	8,400	12,098
CVS Caremark Corp.	15,149	569,299
Daikokutenbussan Company, Ltd (I)	300	9,579
Delhaize Group	700	52,752
Drogasil SA	1,300	8,871
E-Mart Company, Ltd. (I)	121	27,710
Emperia Holding SA	242	9,775
Empire Company, Ltd.	200	11,592
Eurocash SA	153	1,645
FamilyMart Company, Ltd.	300	11,027
George Weston, Ltd.	400	29,007
Guyenne & Gascogne SA	102	15,082
Hakon Invest AB	916	12,951
Harashin Narus Holdings Company, Ltd.	400	6,114
Heng Tai Consumables Group, Ltd.	5,000	510
Inageya Company, Ltd.	1,000	10,730
Ingles Markets, Inc.	100	1,655
Izumiya Company, Ltd.	1,000	4,048
J Sainsbury PLC	9,580	50,649
Jeronimo Martins SGPS SA	2,306	44,299
Kesko OYJ	774	36,027
Koninklijke Ahold NV	7,632	102,555
Lawson, Inc.	500	26,260
Life Corp.	500	8,874
Loblaw Companies, Ltd.	1,100	44,424
Massmart Holdings, Ltd.	579	11,985
Metcash, Ltd.	7,274	32,418
Metro AG	597	36,140
Metro, Inc.	900	44,783
Nash Finch Company	200	7,162
Olam International, Ltd. (I)	7,000	15,567
Organizacion Soriana SAB de CV	5,100	15,293
Pick’n Pay Stores, Ltd.	1,977	12,127
President Chain Store Corp.	4,544	26,347
Pricesmart, Inc.	500	25,615
Rallye SA	368	15,290
Ruddick Corp.	700	30,478
Safeway, Inc. (L)	5,200	121,524
Seven & I Holdings Company, Ltd.	4,200	112,988
Shinsegae Company, Ltd.	42	13,373
Shoppers Drug Mart Corp. (L)	1,316	54,171
Shoprite Holdings, Ltd.	2,385	35,932
Sligro Food Group NV	122	4,350
Spartan Stores, Inc.	200	3,906
Sugi Pharmacy Company, Ltd.	400	10,442
Sundrug Company, Ltd.	400	12,699
Super-Sol, Ltd.	1,097	6,359
SUPERVALU, Inc. (L)	2,900	27,289

The accompanying notes are an integral part of the financial statements.

55

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

Food & Staples Retailing (continued)
Susser Holdings Corp. (I)	200	$3,144
Sysco Corp.	4,059	126,560
Taiwan Tea Corp.	18,218	12,525
Tesco PLC	45,010	290,696
The Andersons, Inc.	300	12,675
The Great Atlantic & Pacific
Tea Company, Inc. (I)	1,000	170
The Jean Coutu Group (PJC), Inc.	1,500	17,124
The Kroger Company	5,159	127,943
The Pantry, Inc. (I)	300	5,637
The Spar Group, Ltd.	1,244	16,614
Tsuruha Holdings, Inc.	300	14,406
United Natural Foods, Inc. (I)	700	29,869
UNY Company, Ltd.	2,000	18,619
Valor Company, Ltd.	1,000	14,052
Wal-Mart de Mexico SAB de CV	20,700	61,436
Wal-Mart Stores, Inc.	25,259	1,342,263
Walgreen Company	8,320	353,267
Weis Markets, Inc.	300	12,219
Wesfarmers, Ltd.	5,734	196,506
Whole Foods Market, Inc.	1,700	107,865
Winn-Dixie Stores, Inc. (I)	800	6,760
WM Morrison Supermarket PLC	14,470	69,140
Woolworths, Ltd.	3,880	115,700
X5 Retail Group NV, GDR (I)	473	18,555
		5,524,556

Food Products
AarhusKarlshamn AB	600	17,407
Afgri, Ltd.	8,620	8,314
Ajinomoto Company, Inc.	5,000	59,458
Alico, Inc.	100	2,562
Archer-Daniels-Midland Company	5,512	166,187
Ariake Japan Company, Ltd.	500	10,191
Aryzta AG	797	42,707
Asia Food & Properties, Ltd. (I)	9,000	2,317
Asian Bamboo AG (L)	217	8,181
Asian Citrus Holdings, Ltd.	1,000	914
Asiatic Development BHD	4,400	11,548
Associated British Foods PLC (I)	2,912	50,617
Astra Agro Lestari Tbk PT	2,000	5,491
Astral Foods Ltd.	425	8,049
Atria PLC	525	5,009
AVI, Ltd.	4,242	19,576
B&G Foods, Inc.	700	14,434
Bakrie Sumatera Plantations Tbk PT	124,000	6,098
Balrampur Chini Mills, Ltd.	5,350	7,413
Barry Callebaut AG (I)	20	19,803
Binggrae Company, Ltd.	207	11,978
Bisi International PT	47,500	7,206
Bonduelle SCA	60	6,032
Bongrain SA	43	3,850
BRF - Brasil Foods SA, ADR (L)	3,454	59,858
Britannia Industries, Ltd.	975	10,472
Bunge, Ltd.	2,100	144,795
Cal-Maine Foods, Inc. (L)	400	12,784
Calavo Growers, Inc.	300	6,318
Campbell Soup Company (L)	2,144	74,075
Campofrio Alimentacion SA	807	8,365
Canada Bread Company, Ltd.	100	4,562
Cermaq ASA (I)	1,000	15,983
Chaoda Modern Agriculture Holdings, Ltd.	28,480	12,293
Charoen Pokphand Foods PCL	22,900	21,987
China Agri-Industries Holdings, Ltd.	8,000	8,507
China Green Holdings, Ltd.	3,000	1,937
China Huiyuan Juice Group, Ltd. (L)	11,000	5,637
China Mengniu Dairy Company, Ltd.	4,000	$13,488
China Precious Metal Resources
Holdings Company, Ltd. (I)	50,000	10,869
China Yurun Food Group, Ltd.	10,000	28,341
Chiquita Brands International, Inc. (I)	500	6,510
CJ CheilJedang Corp.	103	22,759
COFCO International, Ltd.	6,000	4,990
ConAgra Foods, Inc.	6,400	165,184
Copeinca ASA (I)	1,400	12,974
Corn Products International, Inc.	1,100	60,808
Cosan SA Industria e Comercio	1,300	20,491
CSM	218	7,334
Dairy Crest Group PLC	1,305	7,750
Danone SA	2,419	180,492
Darling International, Inc. (I)	1,200	21,240
Dean Foods Company (I)	2,300	28,221
Diamond Foods, Inc. (L)	300	22,902
Dole Food Company, Inc. (I)(L)	1,500	20,280
Dydo Drinco, Inc.	100	3,716
East Asiatic Company, Ltd. A/S	298	8,202
Ebro Foods SA	858	19,824
Elders, Ltd. (I)	1,707	681
Empresas Iansa SA	65,744	6,154
Ezaki Glico Company, Ltd.	1,000	10,985
Farmer Brothers Company (I)	400	4,056
First Pacific Company, Ltd.	24,000	21,542
First Resources, Ltd.	11,000	12,449
Flowers Foods, Inc.	1,650	36,366
Fresh Del Monte Produce, Inc.	1,000	26,670
Fuji Oil Company, Ltd.	400	6,158
General Mills, Inc.	4,400	163,768
Glanbia PLC (Dublin Exchange)	1,295	8,979
Global Bio-Chem Technology
Group Company, Ltd.	14,000	4,433
Golden Agri-Resources, Ltd.	58,000	32,233
Goodman Fielder, Ltd.	20,604	23,459
GrainCorp., Ltd.	1,090	9,751
Great Wall Enterprise Company, Ltd.	10,000	11,507
Green Mountain Coffee Roasters, Inc. (I)(L)	1,950	174,057
Greencore Group PLC	532	748
Greggs PLC	350	2,980
Gruma SAB de CV, ADR (I)	200	1,648
Grupo Bimbo SA de CV	11,600	26,849
Grupo Herdez Sab de CV	2,700	5,804
H.J. Heinz Company	2,100	111,888
Hormel Foods Corp.	3,400	101,354
House Food Corp.	200	3,382
IJM Plantations BHD	6,600	6,050
Illovo Sugar, Ltd. (I)	1,857	7,037
Imperial Sugar Company	300	6,000
Indofood Agri Resources, Ltd. (I)	4,000	5,205
Indofood Sukses Makmur Tbk PT (I)	31,000	20,803
Industrias Bachoco SAB de CV, ADR	100	2,410
IOI Corp. BHD	16,853	29,592
J & J Snack Foods Corp.	190	9,472
Japfa Comfeed Indonesia Tbk PT	4,000	2,326
JBS SA (I)	3,600	12,410
Kagome Company, Ltd.	200	3,646
Kameda Seika Company, Ltd.	400	7,449
Keck Seng BHD	7,500	10,538
Kellogg Company	2,428	134,317
Kernel Holding SA (I)	260	7,222
Kerry Group PLC	1,026	42,425
KEY Coffee, Inc.	300	5,588
Kikkoman Corp.	2,000	21,051
Kraft Foods, Inc., Class A	19,600	690,508

The accompanying notes are an integral part of the financial statements.

56

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Food Products (continued)
Kuala Lumpur Kepong BHD	2,600	$19,083
Kulim Malaysia BHD	12,400	14,608
KWS Saat AG	30	6,808
Lancaster Colony Corp. (L)	400	24,328
Lien Hwa Industrial Corp. (I)	15,000	11,409
Lifeway Foods, Inc. (I)	200	2,236
Limoneira Company	169	3,818
Lindt & Spruengli AG - REG	1	36,435
Lotte Confectionery Company, Ltd.	5	7,977
Maple Leaf Foods, Inc.	1,300	16,027
Marfrig Frigorificos e Comercio
de Alimentos SA	1,000	9,868
Marine Harvest (L)	44,000	35,291
Marudai Food Company, Ltd.	2,000	6,169
Maruha Group, Inc.	3,000	4,832
Maryborough Sugar Factory	873	3,268
Mayora Indah Tbk PT	5,000	7,587
McCormick & Company, Inc.	1,200	59,484
Mead Johnson Nutrition Company	1,800	121,590
Megmilk Snow Brand Company, Ltd.	500	9,270
MEIJI Holdings Company, Ltd.	500	21,071
Morinaga Milk Industry Company, Ltd.	3,000	12,843
Namyang Dairy Products Company, Ltd.	17	12,468
Nestle Malaysia BHD	900	14,078
Nestle SA	13,547	841,936
NICHIREI Corp.	2,000	8,554
Nippon Flour Mills Company, Ltd.	1,000	4,651
Nippon Meat Packers, Inc.	2,000	28,677
Nippon Suisan Kaisha, Ltd.	1,200	3,948
Nisshin Oillio Group, Ltd.	2,000	9,607
Nisshin Seifun Group, Inc.	1,500	18,741
Nissin Food Products Company, Ltd.	600	21,836
Nong Shim Company, Ltd.	25	5,701
Nutreco Holding NV	460	33,812
Overhill Farms, Inc. (I)	800	4,440
Pacific Andes International Holdings, Ltd.	36,000	4,545
Parmalat SpA	14,950	56,238
Perdigao SA	984	16,708
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	45,000	12,218
Pilgrim’s Pride Corp. (I)	2,200	11,902
Pioneer Foods, Ltd.	571	4,916
PPB Group BHD	3,600	20,542
Premier Foods PLC (I)	51,558	15,742
Q.P. Corp.	900	11,461
Ralcorp Holdings, Inc. (I)	800	69,264
Ridley Corp., Ltd.	3,902	5,151
Ruchi Soya Industries, Ltd.	3,000	6,610
Sampoerna Agro PT	18,000	7,249
Sanderson Farms, Inc.	400	19,112
Sao Martinho SA	500	7,721
Saputo, Inc.	1,100	53,047
Sara Lee Corp.	6,900	131,031
Seneca Foods Corp., Class A (I)	200	5,116
Sipef SA	36	3,641
SLC Agricola SA	200	2,370
Smart Balance, Inc. (I)	1,172	6,071
Smithfield Foods, Inc. (I)	2,500	54,675
Snyders-Lance, Inc.	400	8,652
SOS Cuetara SA (I)	2,018	1,555
Standard Foods Corp.	6,900	25,776
Suedzucker AG	616	21,889
Tata Tea, Ltd.	3,900	8,455
Tate & Lyle PLC	4,153	41,060
Thai Union Frozen Products PCL	9,135	14,271
The Hain Celestial Group, Inc. (I)	600	20,016
The Hershey Company	1,400	$79,590
The J.M. Smucker Company	1,800	137,592
Tiger Brands, Ltd.	1,427	41,707
Tingyi (Cayman Islands) Holding Corp.	10,000	31,028
Tongaat Hulet, Ltd.	519	6,833
Tootsie Roll Industries, Inc. (L)	435	12,728
TreeHouse Foods, Inc. (I)	600	32,766
Tyson Foods, Inc., Class A	4,400	85,448
Ulker Gida Sanayi ve Ticaret AS	2,983	10,367
Uni-President China Holdings, Ltd.	16,000	9,920
Uni-President Enterprises Corp.	19,924	29,001
Unilever NV	5,948	194,857
Unilever PLC, ADR	6,000	194,340
United Plantations BHD	2,400	15,724
Universal Robina Corp.	27,000	25,425
Vilmorin & Compagnie SA	121	14,914
Viscofan SA (I)	232	9,243
Vitasoy International Holdings, Ltd.	12,000	9,678
Viterra, Inc.	3,072	33,381
Want Want China Holdings, Ltd.	15,000	14,571
Wei Chuan Food Corp.	9,000	10,217
Wilmar International, Ltd.	10,000	44,213
Yakult Honsha Company, Ltd.	500	14,476
Yamazaki Baking Company, Ltd.	1,000	13,401
		6,562,115

Household Products
Central Garden & Pet Company (I)	400	4,152
Central Garden & Pet Company, Class A (I)	1,000	10,150
Church & Dwight Company, Inc.	2,200	89,188
Clorox Company (L)	1,200	80,928
Colgate-Palmolive Company	3,428	299,641
Energizer Holdings, Inc. (I)	1,100	79,596
Henkel AG & Company, KGaA	916	52,499
Hindustan Unilever, Ltd.	1,743	13,294
Hypermarcas SA	1,400	13,187
Kao Corp.	2,000	52,562
Kimberly-Clark Corp.	2,800	186,368
Kimberly-Clark de Mexico SAB de CV	3,000	19,729
LG Household & Health Care, Ltd.	46	19,799
Lion Corp.	1,000	5,552
McBride PLC (I)	3,988	8,846
PZ Cussons PLC	1,458	8,331
Reckitt Benckiser Group PLC	3,190	176,130
Spectrum Brands Holdings, Inc. (I)	600	19,200
The Procter & Gamble Company	26,347	1,674,879
Unicharm Corp.	600	26,221
Unilever Indonesia Tbk PT	14,000	24,348
WD-40 Company	300	11,712
		2,876,312

Personal Products
Amorepacific Corp.	25	27,955
Avon Products, Inc.	2,800	78,400
Beiersdorf AG	429	27,839
Colgate-Palmolive India, Ltd.	468	10,347
Dabur India, Ltd.	4,276	10,939
Elizabeth Arden, Inc. (I)	600	17,418
Fancl Corp.	300	4,095
Gillette India, Ltd.	248	11,699
Godrej Consumer Products, Ltd.	1,452	14,007
Hengan International Group Company, Ltd.	4,000	36,093
Herbalife, Ltd.	2,000	115,280
Inter Parfums, Inc.	500	11,515
Kobayashi Pharmaceutical Company, Ltd.	200	10,073
Kose Corp.	200	5,191

The accompanying notes are an integral part of the financial statements.

57

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Personal Products (continued)
L’Oreal SA	1,025	$133,131
Mannatech, Inc. (I)	400	384
Medifast, Inc. (I)	400	9,492
Natura Cosmeticos SA	1,100	27,489
Nu Skin Enterprises, Inc., Class A	900	33,795
Nutraceutical International Corp. (I)	300	4,614
Oriflame Cosmetics SA	91	4,476
Pacific Corp.	43	8,749
Prestige Brands Holdings, Inc. (I)	1,300	16,692
Procter & Gamble Hygiene &
Health Care, Ltd.	193	8,431
Revlon, Inc. (I)	600	10,080
Shiseido Company, Ltd.	2,000	37,403
The Estee Lauder Companies, Inc., Class A	1,000	105,190
Unihair Company, Ltd. (I)	200	2,031
USANA Health Sciences, Inc. (I)	200	6,256
		789,064

Tobacco
Alliance One International, Inc. (I)(L)	2,600	8,398
Altria Group, Inc.	14,764	389,917
British American Tobacco Malaysia BHD	800	12,370
British American Tobacco PLC	963	42,212
British American Tobacco PLC, ADR	4,200	369,600
Gudang Garam Tbk PT (I)	5,000	29,091
Imperial Tobacco Group PLC (I)	5,955	197,994
Imperial Tobacco Group PLC	800	53,256
ITC, Ltd.	9,946	45,206
Japan Tobacco, Inc.	19	73,325
KT&G Corp.	800	49,753
Lorillard, Inc.	1,100	119,757
Philip Morris International, Inc.	13,407	895,185
Reynolds American, Inc.	4,800	177,840
Souza Cruz SA	2,000	25,451
Swedish Match AB	1,480	49,630
Universal Corp.	400	15,068
Vector Group, Ltd.	1,113	19,800
		2,573,853
		22,500,655
Energy - 7.87%

Energy Equipment & Services
Aker ASA, Series A	250	6,667
Aker Solutions ASA	700	14,014
AMEC PLC	2,895	50,592
Atwood Oceanics, Inc. (I)	1,100	48,543
Baker Hughes, Inc.	4,788	347,417
Basic Energy Services, Inc. (I)	600	18,882
BGR Energy Systems, Ltd.	542	5,452
Bourbon SA	199	8,655
Bristow Group, Inc.	600	30,612
BW Offshore, Ltd.	2,640	6,012
Cal Dive International, Inc. (I)	2,200	13,156
Calfrac Well Services, Ltd.	600	19,765
Cameron International Corp. (I)	3,300	165,957
Canyon Services Group, Inc.	650	8,977
CARBO Ceramics, Inc.	300	48,885
China Oilfield Services, Ltd.	10,000	18,388
Cie Generale de Geophysique-Veritas (I)	928	34,185
Compagnie Generale de
Geophysique-Veritas (I)(L)	800	29,264
Complete Production Services, Inc. (I)	1,700	56,712
Dawson Geophysical Company (I)	200	6,830
Diamond Offshore Drilling, Inc. (L)	1,600	112,656
Dockwise, Ltd. (I)	60	1,650
DOF ASA (I)	400	$3,566
Dresser-Rand Group, Inc. (I)	1,400	75,250
Dril-Quip, Inc. (I)	700	47,481
Ensco International PLC, ADR	3,533	188,309
Ensign Energy Services, Inc.	900	17,842
Exterran Holdings, Inc. (I)	1,200	23,796
Ezra Holdings, Ltd.	11,400	13,892
Farstad Shipping ASA	96	3,007
Flint Energy Services, Ltd. (I)	200	2,891
FMC Technologies, Inc. (I)	2,200	98,538
Fugro NV	672	48,455
Global Industries, Ltd. (I)	2,600	14,248
Gulf Islands Fabrication, Inc.	100	3,228
Gulfmark Offshore, Inc., Class A (I)	400	17,676
Halliburton Company	7,000	357,000
Helix Energy Solutions Group, Inc. (I)	1,500	24,840
Helmerich & Payne, Inc.	1,900	125,628
Hercules Offshore, Inc. (I)	900	4,959
Hornbeck Offshore Services, Inc. (I)(L)	600	16,500
Integra Group Holdings-REG S GDR (I)	532	1,713
ION Geophysical Corp. (I)	1,500	14,190
John Wood Group PLC (I)	3,912	40,676
Kencana Petroleum BHD	17,200	16,019
Key Energy Services, Inc. (I)	2,700	48,600
KNM Group BHD	2,100	1,310
Lufkin Industries, Inc.	400	34,420
Matrix Service Company (I)	500	6,690
McDermott International, Inc. (I)	2,500	49,525
Modec, Inc.	100	1,711
Nabors Industries, Ltd. (I)	5,000	123,200
National Oilwell Varco, Inc.	4,700	367,587
Natural Gas Services Group, Inc. (I)	100	1,616
Newpark Resources, Inc. (I)	1,011	9,170
Noble Corp. (I)	100	3,941
North American Energy Partners, Inc. (I)	700	5,400
Oceaneering International, Inc.	1,600	64,800
Oil States International, Inc. (I)	900	71,919
Parker Drilling Company (I)	2,500	14,625
Pason Systems, Inc.	1,200	18,091
Patterson-UTI Energy, Inc.	2,600	82,186
Petrofac, Ltd.	2,024	49,184
Petroleum Geo-Services ASA (I)	3,109	44,434
Pioneer Drilling Company (I)	900	13,716
Precision Drilling Corp. (I)	2,000	28,721
ProSafe ASA	1,104	8,312
Rowan Companies, Inc. (I)	1,700	65,977
RPC, Inc. (L)	2,100	51,534
Saipem SpA	1,253	64,691
SapuraCrest Petroleum BHD	12,900	17,960
Savanna Energy Services Corp. (I)	400	3,608
SBM Offshore NV	1,250	33,066
Schlumberger, Ltd.	10,529	909,706
Schoeller-Bleckmann Oilfield Equipment AG	46	3,984
SEACOR Holdings, Inc.	300	29,988
Seadrill, Ltd.	2,243	78,956
Seahawk Drilling, Inc. (I)	213	1,214
Seawell, Ltd./bermuda (I)	230	1,387
Sevan Marine ASA (I)	12,791	924
Shawcor, Ltd., Class A	600	18,427
Shinko Plantech Company, Ltd.	700	7,563
Siem Offshore, Inc. (I)	1,271	2,472
Songa Offshore SE (I)	1,579	7,815
Subsea 7 SA (I)	2,436	62,313
Superior Energy Services, Inc. (I)	1,400	51,996
Swiber Holdings, Ltd. (I)	6,000	3,556
Technip SA	901	96,514

The accompanying notes are an integral part of the financial statements.

58

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Energy Equipment & Services (continued)
Tecnicas Reunidas SA	207	$10,652
Tenaris SA	1,200	54,876
Tesco Corp. (I)	200	3,882
Tetra Technologies, Inc. (I)	1,600	20,368
TGS Nopec Geophysical Company ASA	1,000	28,046
Tidewater, Inc.	800	43,048
TMK OAO, GDR	600	11,190
Trican Well Service, Ltd.	1,500	35,243
Trinidad Drilling, Ltd.	2,100	18,247
Union Drilling, Inc. (I)	900	9,261
Unit Corp. (I)	1,000	60,930
Wah Seong Corp. BHD	10,184	8,266
Weatherford International, Ltd. (I)	6,300	118,125
Willbros Group, Inc. (I)	600	5,124
WorleyParsons, Ltd.	1,017	30,880
		5,233,922

Oil, Gas & Consumable Fuels
Adaro Energy Tbk PT	42,500	12,173
Advantage Oil & Gas, Ltd. (I)	1,400	11,090
Afren PLC (I)	4,344	11,009
Alon USA Energy, Inc. (L)	1,300	14,651
Alpha Natural Resources, Inc. (I)	3,253	147,794
Altagas, Ltd.	1,000	26,699
Anadarko Petroleum Corp.	5,500	422,180
Apache Corp.	3,300	407,187
Approach Resources, Inc. (I)	400	9,068
Aquila Resources, Ltd. (I)	792	6,147
ARC Resources, Ltd.	454	11,773
Arch Coal, Inc. (L)	2,300	61,318
ATP Oil & Gas Corp. (I)(L)	600	9,186
Australian Worldwide Exploration, Ltd. (I)	6,149	8,433
Bandanna Energy Ltd. (I)	3,990	7,985
Bankers Petroleum, Ltd. (I)	700	4,994
Banpu PCL	500	11,683
Baytex Energy Corp.	338	18,476
Beach Energy, Ltd.	24,430	24,101
Bellatrix Exploration, Ltd. (I)	2,700	12,710
Berry Petroleum Company, Class A	900	47,817
BG Group PLC (I)	17,182	389,955
Bharat Petroleum Corp., Ltd.	635	9,219
Bill Barrett Corp. (I)	700	32,445
Birchcliff Energy, Ltd. (I)	1,700	22,950
BlackPearl Resources, Inc. (I)	1,800	12,710
Bow Energy, Ltd. (I)	9,313	9,077
BP PLC	11,293	83,207
BP PLC, ADR	14,736	652,657
BPZ Resources, Inc. (I)(L)	1,200	3,936
Brasil Ecodiesel Industria e Comercio de
Biocombustiveis e Oleos Vegetais SA (I)	15,200	6,818
Brigham Exploration Company (I)(L)	1,600	47,888
Bumi Resources Tbk PT	163,500	56,426
Cabot Oil & Gas Corp.	1,500	99,465
Cairn Energy PLC (I)	9,527	63,429
Cairn India, Ltd. (I)	1,480	10,358
Callon Petroleum Company (I)	700	4,914
Caltex Australia, Ltd.	944	11,945
Calvalley Petroleums, Inc. (I)	500	1,130
Cameco Corp.	2,400	63,307
Canadian Natural Resources, Ltd.	4,550	190,737
Carrizo Oil & Gas, Inc. (I)	400	16,700
Celtic Exploration, Ltd. (I)	600	13,270
Cenovus Energy, Inc.	3,056	115,339
Cheniere Energy, Inc. (I)(L)	700	6,412
Chennai Petroleum Corp.
Ltdchennai Petroleum Corp. Ltd.	742	3,719
Chesapeake Energy Corp.	7,400	$219,706
Chevron Corp.	19,289	1,983,681
China Aviation Oil Singapore Corp., Ltd.	8,000	7,895
China Coal Energy Company, Series H	22,000	29,824
China Petroleum & Chemical Corp., ADR	800	81,152
China Qinfa Group, Ltd. (I)	2,000	976
China Shenhua Energy Company, Ltd.	13,500	64,996
Chinook Energy, Inc. (I)	716	1,255
Cia Espanola de Petroleos SA	245	9,859
Cimarex Energy Company	1,400	125,888
Clayton Williams Energy, Inc. (I)	300	18,015
Clean Energy Fuels Corp. (I)	382	5,023
Cloud Peak Energy, Inc. (I)	700	14,910
CNOOC, Ltd.	600	141,558
Cockatoo Coal, Ltd. (I)	8,818	3,514
Compton Petroleum Corp. (I)	600	75
Comstock Resources, Inc. (I)	600	17,274
Concho Resources, Inc. (I)	1,600	146,960
Connacher Oil and Gas, Ltd. (I)	1,300	1,415
ConocoPhillips	16,049	1,206,724
CONSOL Energy, Inc.	3,200	155,136
Contango Oil & Gas Company (I)	300	17,532
Continental Resources, Inc. (I)	900	58,419
Corridor Resources, Inc. (I)	1,200	3,683
Cosmo Oil Company, Ltd.	4,000	11,367
Crescent Point Energy Corp.	1,200	55,455
Crew Energy, Inc. (I)	300	4,666
Crosstex Energy, Inc.	1,000	11,900
CVR Energy, Inc. (I)	2,000	49,240
Dart Energy, Ltd. (I)	4,100	2,723
Daylight Energy, Ltd. (L)	1,870	18,129
Delek Energy Systems, Ltd. (I)	7	2,596
Delek US Holdings, Inc.	1,200	18,840
Denbury Resources, Inc. (I)	5,623	112,460
Denison Mines Corp. (I)	7,400	14,118
Devon Energy Corp.	3,900	307,359
DHT Holdings, Inc.	900	3,447
DNO International ASA (I)	4,000	4,582
Dragon Oil PLC	5,726	48,138
Dynamic Energy Holdings, Ltd. (I)	50,000	4,836
Eastern Star Gas, Ltd. (I)	15,735	10,270
Ecopetrol SA (L)	700	30,807
El Paso Corp.	5,900	119,180
Enbridge, Inc.	2,968	96,507
Encana Corp.	3,756	115,977
Enerflex, Ltd.	500	6,434
Energen Corp.	1,100	62,150
Energi Mega Persada Tbk PT (I)	760,500	18,271
Energy Partners, Ltd. (I)	600	8,886
Energy Resources of Australia, Ltd. (I)	406	1,793
Enerplus Corp.	927	29,268
ENI SpA, ADR	5,500	261,525
Enquest PLC (I)	5,935	11,717
EOG Resources, Inc.	2,600	271,830
EQT Corp.	1,500	78,780
ERG SpA	259	3,493
Essar Oil Ltd (I)	3,444	9,597
Essar Ports, Ltd. (I)	3,028	6,719
Essar Shipping, Ltd. (I)	1,514	2,979
Esso SAF	21	2,868
Etablissements Maurel et Prom SA	1,051	25,782
Euronav NV (I)	796	10,789
EXCO Resources, Inc.	1,900	33,535
Extract Resources, Ltd. (I)	987	8,380
Exxon Mobil Corp.	38,815	3,158,765
Fairborne Energy, Ltd. (I)	400	1,970

The accompanying notes are an integral part of the financial statements.

59

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Oil, Gas & Consumable Fuels (continued)
Forest Oil Corp. (I)	1,500	$40,065
Formosa Petrochemical Corp.	5,000	17,659
Frontier Oil Corp.	1,500	48,465
Frontline, Ltd.	400	5,761
FX Energy, Inc. (I)	1,300	11,414
Galleon Energy, Inc. (I)	300	939
Galp Energia SGPS SA	1,526	36,404
Gazprom Neft, ADR	1,054	24,621
Gazprom OAO, ADR	3,636	52,904
Gazprom OAO, ADR (London Exchange)	26,138	382,832
General Maritime Corp. (I)	1,300	1,755
Georesources, Inc. (I)	300	6,747
GMX Resources, Inc. (I)(L)	100	445
Golar LNG, Ltd.	700	24,423
Goodrich Petroleum Corp. (I)(L)	600	11,046
Gran Tierra Energy, Inc. (I)	3,400	22,474
Gran Tierra Energy, Inc. (I)	49	323
Great Eastern Shipping Company, Ltd.	515	3,381
Green Plains Renewable Energy, Inc. (I)(L)	400	4,316
Grupa Lotos SA (I)	726	11,954
GS Holdings Corp.	500	36,887
Gulfport Energy Corp. (I)	900	26,721
Harvest Natural Resources, Inc. (I)	500	5,515
Hellenic Petroleum SA	1,357	12,814
Hess Corp.	3,564	266,445
Hindustan Petroleum Corp. Ltd.	939	8,369
HollyFrontier Corp.	800	55,520
Horizon Oil, Ltd. (I)	30,952	11,157
Houston American Energy Corp. (L)(I)	500	9,065
Hunting PLC	1,995	24,495
Husky Energy, Inc.	1,300	35,450
Idemitsu Kosan Company, Ltd.	200	21,362
Imperial Oil, Ltd.	900	41,918
Indian Oil Corp. Ltd.	2,260	16,995
Indo Tambangraya Megah PT	500	2,616
Inpex Corp.	10	73,827
IRPC PCL	74,400	12,955
Ivanhoe Energy, Inc. (I)	900	1,708
James River Coal Company (I)(L)	700	14,574
Japan Petroleum Exploration Company, Ltd.	200	9,404
JKX Oil & Gas PLC	308	1,309
JX Holdings, Inc.	17,990	121,484
Keyera Corp.	400	18,120
Kodiak Oil & Gas Corp. (I)(L)	1,900	10,963
Kunlun Energy Company, Ltd.	16,000	27,642
L&L Energy, Inc. (I)(L)	500	2,565
Legacy Oil & Gas, Inc. (I)	800	9,713
Linc Energy, Ltd.	6,566	20,314
Lukoil OAO, ADR	2,643	168,108
Lundin Petroleum AB (I)	2,903	39,473
Marathon Oil Corp.	7,800	410,904
McMoRan Exploration Company (I)(L)	1,985	36,683
Medco Energi Internasional Tbk PT	35,000	9,613
Melrose Resources PLC	307	1,103
Mitsuuroko Company, Ltd.	1,000	5,898
MOL Hungarian Oil and Gas PLC (I)	561	64,318
Mongolia Energy Company, Ltd. (I)	38,000	4,496
Motor Oil Hellas Corinth Refineries SA	798	9,818
Murphy Oil Corp.	1,700	111,622
Nal Energy Corp.	229	2,621
Neste Oil OYJ	833	13,059
New Hope Corp., Ltd.	1,732	9,731
New Zealand Refining Company, Ltd.	3,262	10,250
Newfield Exploration Company (I)	1,900	129,238
Nexen, Inc.	3,947	88,971
Niko Resources, Ltd.	400	24,972
Noble Energy, Inc.	1,700	$152,371
Norwegian Energy Company AS (I)	1,197	1,532
NuVista Energy, Ltd. (I)	800	7,548
Occidental Petroleum Corp.	7,601	790,808
Oil & Natural Gas Corp., Ltd.	4,884	30,015
Oil India, Ltd.	111	3,228
Oil Search, Ltd.	6,602	47,201
OMVAG	992	43,342
OPTI Canada, Inc. (I)	1,100	125
Origin Energy, Ltd.	7,967	135,479
Overseas Shipholding Group, Inc. (L)	500	13,470
PA Resources AB (I)	475	300
Pacific Rubiales Energy Corp.	1,100	29,483
Paladin Resources, Ltd. (I)	5,205	14,170
Panhandle Oil and Gas, Inc.	100	2,949
Paramount Resources, Ltd. (I)	200	5,736
Parkland Fuel Corp.	583	7,496
Patriot Coal Corp. (I)	1,400	31,164
Paz Oil Company, Ltd.	59	9,203
Peabody Energy Corp.	2,000	117,820
Pembina Pipeline Corp.	1,000	26,326
Pengrowth Energy Trust	245	3,086
Penn Virginia Corp.	500	6,605
Penn West Petroleum, Ltd.	3,692	85,252
Perpetual Energy, Inc.	1,900	6,166
PetroBakken Energy, Ltd., Class A	921	12,644
Petrobank Energy & Resources, Ltd. (I)	1,000	14,682
PetroChina Company, Ltd., Class H	108,000	157,438
Petrohawk Energy Corp. (I)	3,000	74,010
Petroleo Brasileiro SA, ADR	10,794	331,160
Petroleo Brasileiro SA, ADR	7,732	261,806
Petroleum Development Corp. (I)	400	11,964
Petrominerales, Ltd.	1,014	29,764
Petronas Dagangan BHD	3,500	18,671
Petronet LNG, Ltd.	3,414	10,346
Petroplus Holdings AG (I)	805	11,490
Petroquest Energy, Inc. (I)	1,000	7,020
Pioneer Natural Resources Company	1,900	170,183
Plains Exploration & Production Company (I)	1,900	72,428
Polish Oil & Gas Company	5,354	8,215
Polski Koncern Naftowy Orlen SA (I)	2,732	51,582
Premier Oil PLC (I)	2,268	16,257
Progress Energy Resources Corp.	1,300	18,507
PTT Aromatics & Refining PCL	10,300	12,571
PTT Exploration & Production PCL	5,800	32,280
PTT PCL, Foreign Shares	4,900	53,426
QEP Resources, Inc.	2,500	104,575
Questerre Energy
Corpquesterre Energy Corp. (I)	3,200	2,887
Quicksilver Resources, Inc. (I)(L)	2,800	41,328
Range Resources Corp.	2,300	127,650
Reliance Industries, Ltd.	7,383	148,275
Repsol YPF SA (L)	3,554	123,391
Repsol YPF SA, ADR	800	27,808
Rex Energy Corp. (I)	800	8,216
Rosetta Resources, Inc. (I)	700	36,078
Rosneft Oil Company, GDR	5,147	43,342
Rosneft Oil Company, GDR
(London Exchange) (I)	960	8,134
Royal Dutch Shell PLC, ADR, Class B	20,500	1,470,875
S-Oil Corp.	290	37,690
Salamander Energy PLC (I)	742	3,346
San-Ai Oil Company, Ltd.	2,000	11,508
SandRidge Energy, Inc. (I)(L)	5,388	57,436
Santos, Ltd.	5,769	84,063
Saras SpA (I)	2,835	6,035

The accompanying notes are an integral part of the financial statements.

60

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Oil, Gas & Consumable Fuels (continued)
Sasol, Ltd.	2,900	$153,381
SemGroup Corp., Class A (I)	700	17,969
Shell Refining Company Federation of
Malaya BHD	2,800	9,721
Ship Finance International, Ltd.	900	16,218
Showa Shell Sekiyu KK	2,000	18,560
Sino Oil And Gas Holdings Ltdsino Oil And
Gas Holdings Lt (I)	100,000	5,605
Sino Prosper State Gold
Resources Holdings Ltd. (I)	190,000	6,537
SK Energy Company, Ltd.	408	77,237
SM Energy Company (L)	900	66,132
Soco International PLC (I)	3,480	19,896
Southern Union Company	1,700	68,255
SouthGobi Energy Resources, Ltd. (I)	100	1,105
Southwestern Energy Company (I)	2,600	111,488
Spectra Energy Corp.	4,600	126,086
Statoil ASA, ADR (L)	4,800	122,160
Stone Energy Corp. (I)	200	6,078
Straits Asia Resources, Ltd.	8,000	19,603
Suncor Energy, Inc.	10,139	397,381
Sunoco, Inc.	2,100	87,591
Surgutneftegaz, ADR	420	4,116
Surgutneftegaz, ADR	3,050	30,197
Swift Energy Company (I)	500	18,635
Talisman Energy, Inc.	5,500	112,971
Tambang Batubara Bukit Asam Tbk PT	5,000	12,150
Teekay Corp.	600	18,528
Tesoro Corp. (I)	2,000	45,820
Tethys Petroleum Ltd. (I)	400	448
Thai Oil PCL	7,000	16,973
The Williams Companies, Inc.	4,400	133,100
TonenGeneral Sekiyu KK	2,000	24,592
Torm A/S (I)	300	1,260
Total SA	3,611	208,846
Total SA, ADR	6,600	381,744
Trans-Canada Corp.	3,239	142,228
Transglobe Energy Corp. (I)	600	6,843
Trilogy Energy Corp.	400	9,892
Tullow Oil PLC	4,144	82,477
Tupras Turkiye Petrol Rafinerileri AS	1,188	29,150
UEX Corp. (I)	800	838
UK Coal PLC (I)	992	573
Ultra Petroleum Corp. (I)	1,300	59,540
Ultrapar Participacoes SA	800	14,174
Ultrapar Participacoes SA, ADR	1,200	21,756
Uranium Energy Corp. (I)(L)	1,600	4,896
Uranium One, Inc.	7,500	20,685
USEC, Inc. (I)(L)	2,500	8,350
Vaalco Energy, Inc. (I)	600	3,612
Valero Energy Corp.	8,000	204,560
Venoco, Inc. (I)	500	6,370
Vermilion Energy, Inc.	420	22,210
Vero Energy, Inc. (I)	300	1,695
W&T Offshore, Inc.	1,000	26,120
Warren Resources, Inc. (I)	900	3,429
Western Refining, Inc. (I)	1,400	25,298
Whitehaven Coal, Ltd.	710	4,453
Whiting Petroleum Corp. (I)	1,800	102,438
Woodside Petroleum, Ltd.	2,755	121,528
World Fuel Services Corp.	800	28,744
Yanzhou Coal Mining Company, Ltd., ADR	1,300	50,037
Yanzhou Coal Mining Company, Ltd., Class H	4,000	15,371
		23,984,404
		29,218,326

Financials - 12.33%

Capital Markets
ABG Sundal Collier Holding ASA	5,096	$5,565
Affiliated Managers Group, Inc. (I)	900	91,305
AGF Management, Ltd.	1,356	26,306
Allied Properties HK, Ltd.	20,000	3,908
Altamir Amboise (I)	346	3,924
American Capital, Ltd. (I)	3,331	33,077
Ameriprise Financial, Inc.	2,600	149,968
Ashmore Group PLC	2,022	12,923
Avanza Bank Holding AB	300	9,174
Azimut Holding SpA	1,451	13,531
Bank Sarasin & Compagnie AG	196	7,762
BGC Partners, Inc., Class A	1,200	9,276
BinckBank NV	387	5,308
BlackRock, Inc.	775	148,653
Brait SA (I)	11,084	27,107
Calamos Asset Management, Inc.	400	5,808
Canaccord Capital, Inc.	1,200	15,379
Capital Securities Corp.	15,176	7,343
Capital Southwest Corp.	100	9,227
CETIP SA - Balcao Organizado de Ativos
e Derivativos	500	7,737
China Sci-Tech Holdings, Ltd. (I)	240,000	6,456
CI Financial Corp.	800	18,995
Close Brothers Group PLC	2,056	25,475
Cohen & Steers, Inc.	609	20,188
Coronation Fund Managers, Ltd.	4,050	11,566
Cowen Group, Inc., Class A (I)	1,000	3,760
Credit Suisse Group AG, ADR	6,000	234,120
Daewoo Securities Company, Ltd.	1,300	21,880
Daishin Securities Company, Ltd.	870	11,162
Daiwa Securities Group, Inc.	10,000	44,055
Deutsche Bank AG (L)	5,850	346,554
Duff & Phelps Corp.	200	2,566
Dundee Capital Markets, Inc. (I)	600	715
E*TRADE Financial Corp. (I)	3,250	44,850
Eaton Vance Corp. (L)	1,600	48,368
Edelman Financial Group, Inc.	900	7,101
EFG International (I)	308	3,413
Epoch Holding Corp.	11	196
Eugene Investment &
Securities Company, Ltd. (I)	7,730	4,038
Evercore Partners, Inc., Class A	300	9,996
Evolution Group PLC	6,137	6,138
F&C Asset Management PLC	4,118	4,955
Federated Investors, Inc., Class B (L)	1,400	33,376
Franklin Resources, Inc.	1,600	210,064
GAM Holding, Ltd. (I)	1,827	29,979
GAMCO Investors, Inc., Class A	100	4,629
Get Nice Holdings, Ltd.	30,000	1,930
GFI Group, Inc.	2,600	11,934
Gleacher & Company, Inc. (I)	1,300	2,652
GMP Capital, Inc.	600	7,957
Greenhill & Company, Inc. (L)	500	26,910
Hanwha Securities Company, Ltd.	1,080	6,188
Hargreaves Lansdown PLC	1,126	10,979
Harris & Harris Group, Inc. (I)	600	3,078
Henderson Group PLC	3,377	8,267
HFF, Inc. (I)	500	7,545
Hyundai Securities Company, Ltd.	1,170	13,111
ICAP PLC	4,862	36,896
ICG Group, Inc. (I)	800	9,784
Ichiyoshi Securities Company, Ltd.	1,100	6,801
IGM Financial, Inc.	700	36,689

The accompanying notes are an integral part of the financial statements.

61

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Capital Markets (continued)
Intermediate Capital Group PLC	1,170	$6,057
International FCStone, Inc. (I)	300	7,263
Invesco, Ltd.	6,659	155,821
Investec PLC	5,041	40,819
Investec, Ltd.	1,608	13,282
Investment Technology Group, Inc. (I)	900	12,618
IOOF Holdings, Ltd.	1,604	11,403
Janus Capital Group, Inc.	2,400	22,656
Jefferies Group, Inc.	2,400	48,960
JMP Group, Inc.	400	2,812
Julius Baer Group, Ltd. (I)	1,593	65,753
kabu.com Securities Company, Ltd.	1,400	4,323
KBW, Inc.	500	9,350
KIWOOM Securities Company, Ltd.	141	7,453
Knight Capital Group, Inc., Class A (I)	1,400	15,428
Korea Investment Holdings Company, Ltd.	460	15,640
KTB Network Corp. (I)	2,310	6,281
Legg Mason, Inc.	2,100	68,796
Macquarie Group, Ltd.	2,597	87,447
Man Group PLC	10,588	40,231
Marfin Investment Group SA (I)	7,394	6,675
Matsui Securities Company, Ltd.	1,600	7,718
MCG Capital Corp.	2,100	12,768
Medallion Financial Corp.	300	2,925
Mediobanca SpA	3,919	39,699
MF Global Holdings, Ltd. (I)	2,000	15,480
Mirae Asset Securities Company, Ltd.	306	12,902
Mizuho Investors Securities Company, Ltd.	7,000	6,385
MLP AG	663	6,795
Morgan Stanley	15,461	355,758
NH Investment & Securities Company, Ltd.	1,249	7,858
Nomura Holdings, Inc.	19,500	96,479
Northern Trust Corp.	2,200	101,112
Okasan Holdings, Inc.	3,000	11,247
optionsXpress Holdings, Inc.	900	15,012
Partners Group Holding AG	72	12,743
Penson Worldwide, Inc. (I)(L)	200	714
Peregrine Holdings, Ltd.	3,334	5,670
Perpetual Trust of Australia, Ltd.	65	1,739
Piper Jaffray Companies (I)	200	5,762
Platinum Asset Management, Ltd.	1,354	5,985
Polaris Securities Company, Ltd. (I)	12,000	8,803
Proton Bank SA (I)	1,023	865
Rathbone Brothers PLC	756	13,723
Ratos AB	1,810	34,745
Raymond James Financial, Inc.	1,800	57,870
Rodman & Renshaw Capital Group, Inc. (I)(L)	1,000	1,250
Safeguard Scientifics, Inc. (I)	400	7,552
Samsung Securities Company, Ltd.	305	22,726
SBI Holdings, Inc.	152	14,104
Schroders PLC (I)	992	24,631
Schroders PLC, Non-Voting Shares (I)	749	15,785
SEI Investments Company	1,800	40,518
Shinko Securities Company, Ltd. (I)	5,000	12,049
SK Securities Company, Ltd.	3,120	5,617
State Street Corp.	5,700	257,013
Stifel Financial Corp. (I)	825	29,585
Swissquote Group Holding SA	142	7,602
SWS Group, Inc.	400	2,396
T. Rowe Price Group, Inc.	2,000	120,680
TD Ameritrade Holding Corp.	2,497	48,716
Teton Advisors, Inc., Class A	1	17
The Bank of New York Mellon Corp.	14,150	362,523
The Charles Schwab Corp.	7,700	126,665
The Goldman Sachs Group, Inc.	4,412	587,193
Tokai Tokyo Securities Company, Ltd.	3,000	9,118
Tong Yang Investment Bank	370	$2,168
Tullett Prebon PLC	2,196	12,483
UBS AG (Swiss Exchange) (I)	21,485	391,781
UOB-Kay Hian Holdings, Ltd.	8,000	10,559
Value Partners Group, Ltd.	11,000	9,454
Van der Moolen Holding NV (I)	1,420	21
Virtus Investment Partners, Inc. (I)	85	5,160
Vontobel Holding AG	286	9,692
Waddell & Reed Financial, Inc., Class A	1,200	43,620
Waterland Financial Holding Company	23,430	10,546
Westwood Holdings Group, Inc.	200	7,620
Woori Investment & Securities Company, Ltd.	740	11,971
Yuanta Financial Holdings Company, Ltd. (I)	41,000	28,497
		5,667,734

Commercial Banks
1st Source Corp.	600	12,444
1st United Bancorp, Inc. (I)	600	3,732
ABSA Group, Ltd.	1,837	36,650
Agricultural Bank of Greece (I)	272	536
Aichi Bank, Ltd.	100	5,512
Akbank AS	5,295	24,475
Akita Bank, Ltd.	3,000	8,728
Albaraka Turk Katilim Bankasi AS	2,272	3,065
Allahabad Bank	1,093	4,819
Alliance Financial Group BHD	11,800	12,432
Allied Irish Banks PLC, ADR (I)	200	426
Alpha Bank AE (I)	4,746	23,984
Ameris Bancorp (I)(L)	203	1,801
Anglo Irish Bank Corp. PLC (I)	3,621	0
Aomori Bank, Ltd.	1,000	3,244
Aozora Bank, Ltd.	7,000	16,230
Arrow Financial Corp.	212	5,188
Associated-Banc Corp.	1,800	25,020
Australia & New Zealand Banking Group, Ltd.	13,339	315,021
Awa Bank, Ltd.	2,000	12,469
Axis Bank, Ltd.	1,254	36,065
Banca Carige SpA	7,025	15,919
Banca Monte dei Paschi di Siena SpA (L)	13,824	10,475
Banca Popolare Dell’emilia Romagna SCRL	946	10,598
Banca Popolare dell’Etruria e del
Lazio SpA (I)	1,132	3,274
Banca Popolare di Milano SpA (L)	3,194	7,540
Banca Popolare di Sondrio SCRL	1,955	16,267
BancFirst Corp.	200	7,720
Banche Popolari Unite SpA	4,010	22,576
Banco Bilbao Vizcaya Argentaria SA	10,067	117,992
Banco Bilbao Vizcaya
Argentaria SA, ADR (L)	10,023	117,670
Banco BPI SA (I)	5,418	7,969
Banco Bradesco SA	4,446	76,291
Banco Bradesco SA, ADR	11,774	241,249
Banco Comercial Portugues SA (I)(L)	17,318	10,293
Banco de Chile (L)	525	45,334
Banco de Credito e Inversiones	233	15,505
Banco de Sabadell SA	6,485	26,803
Banco de Valencia SA (I)	1,883	4,642
Banco di Desio e della Brianza SpA	669	3,453
Banco do Brasil SA	1,800	32,294
Banco Espanol De Credito SA	577	4,456
Banco Espirito Santo SA	3,710	13,821
Banco Pastor SA	2,014	8,759
Banco Popolare Societa Cooperativa	3,700	8,520
Banco Popular Espanol SA	6,925	38,977
Banco Santander Brasil SA, ADR	4,600	53,866
Banco Santander Chile SA, ADR (L)	300	28,143

The accompanying notes are an integral part of the financial statements.

62

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Commercial Banks (continued)
Banco Santander SA (I)	28,998	$334,592
Banco Santander SA, ADR	18,813	216,538
BanColombia SA ADR	200	13,346
Bancorp, Inc. (I)	700	7,315
BancorpSouth, Inc. (L)	1,300	16,133
Bangkok Bank PCL	3,700	19,045
Bangkok Bank PCL (Foreign
Registered Shares)	2,900	14,971
Bank Central Asia Tbk PT	60,000	53,545
Bank Coop AG	219	17,635
Bank Danamon Indonesia Tbk PT	28,995	20,329
Bank Handlowy w Warszawie SA	220	6,973
Bank Hapoalim, Ltd.	7,512	37,533
Bank Leumi Le-Israel, Ltd.	8,417	39,769
Bank Mandiri Tbk PT	37,228	31,382
Bank Negara Indonesia Persero Tbk PT	11,598	5,253
Bank of Ayudhya PCL	31,800	29,520
Bank of China, Ltd., Class H	353,100	173,218
Bank of Communications
Company, Ltd., Class H	34,750	33,498
Bank of Cyprus PCL	3,424	10,104
Bank of East Asia, Ltd.	10,893	44,898
Bank of Greece SA	162	6,131
Bank of Hawaii Corp.	800	37,216
Bank of India	845	7,828
Bank of Ireland (I)(L)	2,000	2,160
Bank of Kyoto, Ltd.	3,000	27,633
Bank of Montreal (L)	3,180	202,284
Bank of Nova Scotia (L)	4,584	276,147
Bank of Queensland, Ltd.	921	8,091
Bank of Saga, Ltd.	3,000	7,519
Bank of the Ozarks, Inc.	200	10,412
Bank of the Philippine Islands	11,494	15,557
Bank of the Ryukyus, Ltd.	900	11,441
Bank Pan Indonesia Tbk PT (I)	104,500	11,110
Bank Pekao SA	521	30,859
Bank Permata Tbk PT (I)	6,000	1,135
Bank Rakyat Indonesia Tbk PT	59,000	44,890
Bank Tabungan Pensiunan Nasional Tbk PT (I)	7,500	2,850
Bankinter SA (L)	2,422	16,439
Banque Cantonale Vaudoise	51	30,618
Barclays PLC, ADR (L)	15,600	256,308
Basler Kantonalbank	42	7,177
BB&T Corp.	7,400	198,616
Bendigo and Adelaide Bank, Ltd.	2,424	23,094
Berner Kantonalbank	51	14,979
BNP Paribas SA	5,011	386,476
BOC Hong Kong Holdings, Ltd.	18,000	52,266
BOK Financial Corp.	1,000	54,770
Boston Private Financial Holdings, Inc.	1,106	7,277
BRE Bank SA (I)	346	41,095
Bryn Mawr Bank Corp.	150	3,038
BS Financial Group, Inc. (I)	490	6,961
Camden National Corp.	200	6,562
Canadian Imperial Bank of Commerce (L)	1,784	140,859
Canadian Western Bank	645	20,598
Canara Bank	847	9,960
Capital City Bank Group, Inc.	200	2,052
CapitalSource, Inc.	3,600	23,220
Capitec Bank Holdings, Ltd.	330	8,836
Capitol Bancorp, Ltd. (I)(L)	900	122
Cardinal Financial Corp.	600	6,570
Cathay General Bancorp	1,300	21,307
Center Financial Corp. (I)	800	5,080
Centerstate Banks, Inc.	300	2,076
Chang Hwa Commercial Bank, Ltd. (I)	29,000	23,920
Chemical Financial Corp.	400	$7,504
Chiba Bank, Ltd.	5,000	31,347
China Citic Bank Corp., Ltd. (I)	33,000	20,648
China Construction Bank Corp.	255,891	213,314
China Development Financial Holdings Corp.	140,642	57,274
China Merchants Bank Company, Ltd.	21,628	52,639
Chinatrust Financial Holding Company, Ltd.	46,118	40,266
Chong Hing Bank, Ltd.	4,000	9,041
Chugoku Bank, Ltd.	2,000	24,730
Chuo Mitsui Trust Holdings, Inc.	17,430	60,807
CIMB Group Holdings BHD	15,400	45,610
CIT Group, Inc. (I)	2,700	119,502
City Holding Company	400	13,212
City National Corp.	700	37,975
CoBiz Financial, Inc.	700	4,578
Columbia Banking System, Inc.	500	8,610
Comdirect Bank AG	358	3,955
Comerica, Inc.	2,500	86,425
Commerce Bancshares, Inc.	1,202	51,686
Commerzbank AG (I)	10,486	45,091
Commonwealth Bank of Australia	6,843	385,137
Community Bank Systems, Inc.	600	14,874
Community Trust Bancorp, Inc.	300	8,316
CorpBanca SA, ADR (L)	333	7,959
Credicorp, Ltd., ADR	963	82,914
Credit Agricole SA (L)	4,670	70,236
Credito Artigiano SpA	655	1,223
Credito Bergamasco SpA	157	4,942
Credito Emiliano SpA	637	4,028
Cullen/Frost Bankers, Inc.	900	51,165
CVB Financial Corp.	900	8,325
Dah Sing Banking Group, Ltd.	4,840	6,812
Dah Sing Financial Group	900	4,629
Daisan Bank, Ltd.	1,000	2,344
Daishi Bank, Ltd.	3,000	9,060
Danske Bank A/S (I)	3,262	60,581
Danvers Bancorp, Inc.	500	10,885
DBS Group Holdings, Ltd.	9,290	111,198
Dexia SA (I)	5,142	15,999
DGB Financial Group, Inc. (I)	910	13,808
DnB NOR ASA	5,320	74,156
DVB Bank AG	130	4,675
E.Sun Financial Holding Company, Ltd.	28,658	20,376
East West Bancorp, Inc.	1,900	38,399
EFG Eurobank Ergasias SA (I)	3,504	16,488
Ehime Bank, Ltd.	1,000	2,969
Encore Bancshares, Inc. (I)	200	2,404
Enterprise Financial Services Corp.	100	1,353
Erste Group Bank AG	1,943	101,773
Federal Bank, Ltd.	3,403	34,329
Fifth Third Bancorp	11,000	140,250
Financial Institutions, Inc.	100	1,642
Fionia Bank A/S (I)	550	0
First BanCorp/Puerto Rico (I)	133	573
First Bancorp/Troy NC	300	3,072
First Busey Corp.	1,300	6,877
First Commonwealth Financial Corp.	1,500	8,610
First Community Bancshares, Inc.	300	4,200
First Financial Bancorp	1,000	16,690
First Financial Bankshares, Inc. (L)	450	15,503
First Financial Corp./Indiana	200	6,548
First Financial Holding Company, Ltd.	41,087	34,108
First Horizon National Corp.	3,254	31,043
First Merchants Corp.	300	2,682
First Midwest Bancorp, Inc.	800	9,832
First Security Group, Inc. (I)	300	195

The accompanying notes are an integral part of the financial statements.

63

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Commercial Banks (continued)
FirstMerit Corp.	1,318	$21,760
FNB Corp.	1,800	18,630
Fukui Bank, Ltd. (I)	2,000	5,810
Fukuoka Financial Group, Inc.	8,000	33,454
Fulton Financial Corp.	2,800	29,988
Geniki Bank SA (I)	568	915
German American Bancorp, Inc.	200	3,316
Getin Holding SA (I)	6,826	31,853
Glacier Bancorp, Inc.	1,200	16,176
Great Southern Bancorp, Inc.	200	3,790
Greek Postal Savings Bank SA (I)	615	2,553
Greene County Bancshares, Inc. (I)	200	524
Grupo Financiero Banorte SAB de CV	13,100	59,478
Grupo Financiero Inbursa SA	6,500	33,304
GSD Holding (I)	8,585	4,918
Gunma Bank	4,000	21,145
Hana Financial Group, Inc.	1,410	49,630
Hancock Holding Company	1,385	42,907
Hang Seng Bank, Ltd.	3,000	47,979
HDFC Bank, Ltd.	466	26,114
HDFC Bank, Ltd., ADR	300	52,917
Heartland Financial USA, Inc.	400	5,820
Higashi-Nippon Bank, Ltd.	3,000	6,109
Higo Bank, Ltd.	2,000	11,583
Hokuetsu Bank, Ltd.	5,000	10,368
Hokuhoku Financial Group, Inc.	10,000	19,854
Home Bancshares, Inc.	228	5,390
Hong Leong Bank BHD	2,800	12,422
Hong Leong Credit BHD	3,700	16,160
HSBC Holdings PLC, ADR (L)	24,282	1,204,873
Hua Nan Financial Holdings Company, Ltd.	28,491	22,201
Hudson Valley Holding Corp.	220	4,248
Huntington Bancshares, Inc.	11,700	76,752
Hyakujushi Bank, Ltd.	2,000	7,163
Iberiabank Corp.	400	23,056
ICICI Bank, Ltd., ADR	2,200	108,460
Independent Bank Corp. - MA (L)	500	13,125
Indian Bank	736	3,517
IndusInd Bank, Ltd.	2,263	13,830
Industrial & Commercial Bank of China, Ltd.	305,730	234,095
Industrial Bank of Korea	1,290	22,546
Industrial Development Bank of India, Ltd. (I)	2,292	7,011
ING Bank Slaski SA	79	24,856
International Bancshares Corp. (L)	1,300	21,749
Intesa Sanpaolo SpA	42,264	112,396
Investors Bancorp, Inc. (I)	2,811	39,916
Israel Discount Bank, Ltd. (I)	494	975
Itau Unibanco Holding SA	1,000	19,735
Itau Unibanco Holding SA, ADR	3,615	85,133
Iyo Bank, Ltd.	2,000	18,422
Jeonbuk Bank, Ltd.	460	2,724
Joyo Bank, Ltd.	5,000	21,035
Juroku Bank, Ltd.	3,000	9,351
Jyske Bank A/S (I)	712	28,132
Kagoshima Bank, Ltd.	2,000	13,033
Karnataka Bank, Ltd.	259	760
Kasikornbank PCL (Foreign Shares)	7,700	31,464
KB Financial Group, Inc., ADR	1,600	76,480
KBC Bancassurance Holding NV	1,556	61,121
Keiyo Bank, Ltd.	2,000	10,069
KeyCorp	9,900	82,467
King’s Town Bank (I)	36,000	24,205
Kita-Nippon Bank, Ltd.	100	2,241
Kiyo Holdings, Inc.	11,000	14,934
Komercni Banka AS	109	26,568
Korea Exchange Bank	1,880	16,969
Kredyt Bank SA	1,216	$7,667
Krung Thai Bank PCL	42,800	26,188
Lakeland Bancorp, Inc.	210	2,096
Lakeland Financial Corp.	200	4,452
Laurentian Bank of Canada	300	13,861
Lloyds Banking Group PLC (I)	28,330	22,261
Lloyds TSB Group PLC (I)	21,187	66,103
Luzerner Kantonalbank AG (I)	38	14,740
M&T Bank Corp.	1,916	168,512
MainSource Financial Group, Inc.	700	5,810
Malayan Banking BHD	19,291	57,173
Marshall & Ilsley Corp.	6,900	54,993
MB Financial, Inc.	900	17,316
Mega Financial Holding Company, Ltd.	47,000	41,201
Metro Bancorp, Inc. (I)	400	4,568
Metropolitan Bank & Trust Company	2,360	3,820
Minato Bank, Ltd.	6,000	10,477
Mitsubishi UFJ Financial Group	73,147	356,100
Mizrahi Tefahot Bank, Ltd.	1,337	14,219
Mizuho Financial Group, Inc.	79,300	130,735
Mizuho Trust & Banking Company, Ltd.	9,000	7,983
Musashino Bank, Ltd.	500	17,016
Nara Bancorp, Inc. (I)	700	5,691
National Australia Bank, Ltd.	12,191	336,353
National Bank of Canada	800	64,883
National Bank of Greece SA (I)	6,037	43,375
National Penn Bancshares, Inc.	1,500	11,895
Natixis	8,403	42,165
NBT Bancorp, Inc.	300	6,639
Nedbank Group, Ltd.	1,217	26,390
Nishi-Nippon City Bank, Ltd.	8,000	23,686
Nordea Bank AB	18,930	203,415
Northfield Bancorp, Inc. (L)	900	12,654
Ogaki Kyoritsu Bank, Ltd.	2,000	6,191
Old National Bancorp	1,500	16,200
Old Second Bancorp, Inc. (I)(L)	200	180
Oriental Bank of Commerce	416	3,075
Oriental Financial Group, Inc.	500	6,445
OTP Bank PLC	2,723	88,670
Oversea-Chinese Banking Corp., Ltd.	13,352	101,889
Pacific Continental Corp.	400	3,660
PacWest Bancorp (L)	500	10,285
Park National Corp.	300	19,758
Peoples Bancorp, Inc.	100	1,127
Philippine National Bank (I)	6,050	8,112
Piccolo Credito Valtellinese SCRL	2,715	11,084
Pinnacle Financial Partners, Inc. (I)(L)	500	7,780
Piraeus Bank SA (I)	19,556	30,466
PNC Financial Services Group, Inc.	5,800	345,738
Popular, Inc. (I)	12,511	34,530
Powszechna Kasa Oszczednosci
Bank Polski SA	2,371	36,298
PrivateBancorp, Inc.	900	12,420
Prosperity Bancshares, Inc. (L)	700	30,674
Raiffeisen Bank International AG (L)	528	27,175
Regions Financial Corp.	16,700	103,540
Renasant Corp.	200	2,898
Republic Bancorp, Inc., Class A	300	5,970
Republic First Bancorp, Inc. (I)	700	1,547
Resona Holdings, Inc.	2,700	12,715
RHB Capital BHD	5,310	16,118
Ringkjoebing Landbobank A/S	36	4,311
Royal Bank of Canada (L)	5,877	335,942
Royal Bank of Scotland Group PLC (I)	26,755	16,585
Royal Bank of Scotland Group PLC, ADR (I)	5,300	65,985
S&T Bancorp, Inc.	400	7,436

The accompanying notes are an integral part of the financial statements.

64

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Commercial Banks (continued)
Sandy Spring Bancorp, Inc.	300	$5,397
SCBT Financial Corp.	300	8,604
Sekerbank AS	9,942	6,861
Shiga Bank, Ltd.	2,000	11,381
Shikoku Bank, Ltd.	1,000	3,185
Shimizu Bank, Ltd.	100	3,559
Shinhan Financial Group Company, Ltd., ADR	1,200	115,140
Shinsei Bank, Ltd.	12,000	11,935
Shizuoka Bank, Ltd.	5,000	45,974
Siam Commercial Bank PCL	2,300	8,309
Sierra Bancorp	100	1,132
Signature Bank (I)	700	40,040
Simmons First National Corp., Class A	200	5,132
SinoPac Holdings Company, Ltd. (I)	66,000	28,600
Skandinaviska Enskilda Banken AB, Series A	10,992	89,851
Societe Generale (L)	3,472	205,791
Southside Bancshares, Inc.	430	8,536
Southwest Bancorp, Inc. (I)	200	1,958
Spar Nord Bank A/S (I)	600	4,981
Sparebanken Midt-Norge ASA	672	6,096
St. Galler Kantonalbank	37	20,343
Standard Bank Group, Ltd.	5,370	79,461
Standard Chartered PLC (I)	17,494	459,701
State Bancorp, Inc.	200	2,668
State Bank of India	396	21,246
StellarOne Corp.	200	2,422
Sterling Bancorp	600	5,694
Sterling Bancshares, Inc.	1,900	15,504
Sterling Financial Corp. (I)	4	64
Suffolk Bancorp (I)	100	1,396
Sumitomo Mitsui Financial Group	7,836	241,160
Sun Bancorp, Inc. (I)	315	1,150
SunTrust Banks, Inc.	6,000	154,800
Suruga Bank, Ltd.	2,000	17,381
Susquehanna Bancshares, Inc.	2,100	16,800
SVB Financial Group (I)	700	41,797
Svenska Handelsbanken AB, Series A	2,957	91,212
Swedbank AB, Class A	5,160	86,666
SY Bancorp, Inc.	100	2,325
Sydbank A/S	511	11,412
Synovus Financial Corp. (L)	12,700	26,416
Ta Chong Bank Company, Ltd. (I)	12,000	4,710
Taishin Financial Holdings Company, Ltd. (I)	38,289	22,773
Taiwan Business Bank (I)	26,000	9,955
Taiwan Cooperative Bank	36,850	30,034
Taylor Capital Group, Inc. (I)	400	3,264
TCF Financial Corp.	1,900	26,220
Texas Capital Bancshares, Inc. (I)	800	20,664
The 77th Bank, Ltd.	4,000	17,494
The Bank of Yokohama, Ltd.	9,000	45,006
The Chiba Kogyo Bank, Ltd. (I)	700	3,898
The Hachijuni Bank, Ltd.	3,000	16,864
The Hiroshima Bank, Ltd.	5,000	21,819
The Hokkoku Bank, Ltd.	3,000	10,509
The Hyakugo Bank, Ltd.	2,000	8,110
The Nanto Bank, Ltd.	2,000	10,169
The San-in Godo Bank, Ltd.	2,000	14,352
The Toronto-Dominion Bank	4,400	373,096
The Yachiyo Bank, Ltd.	300	8,535
TMB Bank PCL	210,100	13,676
Tochigi Bank, Ltd.	1,000	3,813
Toho Bank, Ltd.	3,000	6,652
Tomato Bank, Ltd.	1,000	1,893
TOMONY Holdings, Inc.	2,000	7,702
Tompkins Financial Corp.	110	4,316
Tower Bancorp., Inc.	200	5,480
TowneBank (L)	500	$6,690
TriCo Bancshares	400	5,840
Trustmark Corp. (L)	1,100	25,751
Turkiye Garanti Bankasi AS	5,912	26,819
Turkiye Halk Bankasi AS	1,645	12,318
Turkiye Is Bankasi	8,874	27,236
Turkiye Sinai Kalkinma Bankasi AS	6,514	10,438
Turkiye Vakiflar Bankasi Tao	3,744	8,468
U.S. Bancorp	17,500	446,425
UMB Financial Corp.	700	29,316
Umpqua Holdings Corp.	2,100	24,297
UniCredit SpA	92,840	196,369
Union First Market Bankshares Corp.	100	1,218
United Bankshares, Inc. (L)	900	22,032
United Community Banks, Inc. (I)	81	855
United Overseas Bank, Ltd.	8,068	129,624
Univest Corp. of Pennsylvania	200	3,126
Valiant Holding AG	141	21,132
Valley National Bancorp	2,198	29,915
Virginia Commerce Bancorp, Inc. (I)	600	3,546
VTB Bank OJSC, GDR	4,125	25,424
Washington Banking Company	400	5,288
Washington Trust Bancorp, Inc.	400	9,188
Webster Financial Corp.	1,300	27,326
Wells Fargo & Company	56,635	1,589,178
WesBanco, Inc.	400	7,864
West Bancorp, Inc.	800	7,048
West Coast Bancorp (I)	241	4,039
Westamerica Bancorp. (L)	400	19,700
Western Alliance Bancorp (I)	1,400	9,940
Westpac Banking Corp, ADR	1,400	168,224
Westpac Banking Corp.	7,298	175,066
Wilshire Bancorp, Inc. (I)	700	2,058
Wing Hang Bank, Ltd.	1,500	16,456
Wintrust Financial Corp.	500	16,090
Woori Finance Holdings Company, Ltd.	2,130	27,950
Yamagata Bank, Ltd.	1,000	4,769
Yamaguchi Financial Group, Inc.	2,000	18,676
Yamanashi Chuo Bank, Ltd.	3,000	12,728
Yapi ve Kredi Bankasi AS (I)	4,484	11,276
Yes Bank, Ltd.	1,666	11,636
Zions Bancorporation	2,344	56,279
		19,229,201

Commercial Services & Supplies
K-Green Trust	1,400	1,209

Consumer Finance
Advance America Cash Advance Centers, Inc.	900	6,201
Allied Group, Ltd.	2,000	6,405
American Express Company	8,000	413,600
Capital One Financial Corp.	5,103	263,672
Cash America International, Inc.	500	28,935
Compartamos SAB de CV	16,800	30,491
CompuCredit Holdings Corp. (I)	591	1,371
Credit Acceptance Corp. (I)	500	42,235
Credit Saison Company, Ltd.	1,800	30,301
Discover Financial Services	7,200	192,600
Dollar Financial Corp. (I)	600	12,990
EZCORP, Inc., Class A (I)	500	17,788
First Cash Financial Services, Inc. (I)	400	16,796
International Personal Finance PLC	1,077	6,360
Mahindra & Mahindra Financial Services, Ltd.	237	3,310
Nelnet, Inc., Class A	800	17,648
Provident Financial PLC	1,356	20,959
Samsung Card Company, Ltd.	400	21,663

The accompanying notes are an integral part of the financial statements.

65

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Consumer Finance (continued)
Shriram Transport Finance Company	782	$10,828
SLM Corp.	6,700	112,627
The First Marblehead Corp. (I)	800	1,416
World Acceptance Corp. (I)	300	19,671
		1,277,867

Diversified Financial Services
Aberdeen Asset Management PLC	7,201	25,769
Ackermans & Van Haaren NV	310	30,116
AET&D Holdings No 1, Ltd. (I)	2	0
African Bank Investments, Ltd.	6,694	34,110
AMMB Holdings BHD	15,200	32,798
Arques Industries AG (I)	1,047	5,770
Asset Acceptance Capital Corp. (I)	200	808
Australian Stock Exchange, Ltd.	857	28,031
Bajaj Holdings and Investment, Ltd.	665	10,829
Bank of America Corp.	116,312	1,274,780
Banque Nationale de Belgique	4	18,194
BM&F Bovespa SA	9,200	60,895
Bolsa Mexicana de Valores SAB de CV	5,700	11,450
Bolsas y Mercados Espanoles SA	488	14,517
Bure Equity AB (I)	284	1,428
Bursa Malaysia BHD	3,900	10,004
CaixaBank	7,001	48,837
Challenger, Ltd.	7,270	38,298
China Everbright, Ltd.	8,000	15,302
Citigroup, Inc.	21,701	903,630
CME Group, Inc.	900	262,431
Crisil, Ltd.	19	2,956
CSI Properties, Ltd (I)	270,000	9,048
D Carnegie & Company AB (I)	700	0
Deutsche Boerse AG	991	75,210
Encore Capital Group, Inc. (I)	600	18,432
Financiere Marc de Lacharriere SA	165	6,935
FirstRand, Ltd.	15,326	45,031
Fubon Financial Holding Company, Ltd.	25,998	40,095
Grenkeleasing AG	302	19,185
Hong Kong Exchanges & Clearing, Ltd.	4,300	90,581
IBJ Leasing Company, Ltd.	200	4,882
IG Group Holdings PLC	2,931	20,530
Infrastructure Development
Finance Company, Ltd.	5,962	17,466
ING Groep NV (I)	14,412	177,776
ING Groep NV ADR (I)	7,242	89,584
Inmuebles Carso SAB de CV, Class B1 (I)	5,300	5,332
Interactive Brokers Group, Inc., Class A	400	6,260
IntercontinentalExchange, Inc. (I)	1,000	124,710
JPMorgan Chase & Company	49,179	2,013,388
JSE, Ltd.	219	2,059
Kardan Nvkardan NV (I)	1,564	7,157
Kotak Mahindra Bank, Ltd.	1,518	16,311
Leucadia National Corp.	3,400	115,940
Life Partners Holdings, Inc. (L)	156	537
London Stock Exchange Group PLC	1,258	21,410
MarketAxess Holdings, Inc.	300	7,518
Meritz Finance Holdings Co Ltdmeritz
Finance Holdings Co L (I)	303	783
Moody’s Corp.	2,000	76,700
MSCI, Inc. (I)	1,226	46,196
Mulpha International BHD (I)	53,500	8,778
Mvelaphanda Group, Ltd. (I)	10,184	4,941
NewStar Financial, Inc. (I)	1,100	11,748
NYSE Euronext	3,700	126,799
Onex Corp.	800	30,998
PHH Corp. (I)	900	18,468
PICO Holdings, Inc. (I)	500	14,500
Pohjola Bank OYJ	2,267	$29,316
Portfolio Recovery Associates, Inc. (I)	200	16,958
Power Finance Corp. Ltd.	2,196	9,052
PSG Group, Ltd.	1,178	8,361
Reliance Capital, Ltd.	1,234	16,046
Resource America, Inc.	565	3,317
Rural Electrification Corp. Ltd.	3,171	13,905
Singapore Exchange, Ltd.	5,000	30,695
SNS REAAL NV (I)	1,920	8,573
Sprott Resource Lending Corp. (I)	1,200	2,090
The NASDAQ OMX Group, Inc. (I)	2,800	70,840
TMX Group, Inc.	500	22,707
Washington H Soul Pattinson
& Company, Ltd.	1,874	26,366
		6,364,467

Insurance
Admiral Group PLC	1,595	42,494
Aegon NV (I)	12,421	84,652
Aflac, Inc.	4,300	200,724
Ageas	13,918	37,742
Alleghany Corp. (I)	104	34,643
Allianz SE	2,478	346,219
Allied World Assurance
Company Holdings, Ltd.	800	46,064
Alterra Capital Holdings, Ltd.	1,500	33,450
American Equity Investment Life
Holding Company	1,100	13,981
American Financial Group, Inc.	1,600	57,104
American International Group, Inc. (I)(L)	1,100	32,252
American National Insurance Company	300	23,250
American Safety Insurance Holdings, Ltd. (I)	200	3,828
AMERISAFE, Inc. (I)	200	4,524
Amlin PLC	5,558	36,227
AMP, Ltd.	13,616	71,703
Amtrust Financial Services, Inc.	900	20,502
AON Corp.	2,600	133,380
April Group SA	269	7,562
Arch Capital Group, Ltd. (I)	2,400	76,608
Argo Group International Holdings, Ltd.	500	14,860
Arthur J. Gallagher & Company	1,420	40,527
Asia Financial Holdings, Ltd.	22,000	9,426
Aspen Insurance Holdings, Ltd.	1,200	30,876
Assicurazioni Generali SpA	4,981	105,041
Assurant, Inc.	1,700	61,659
Assured Guaranty, Ltd.	2,200	35,882
Aviva PLC (I)	20,827	146,645
AXA SA	10,603	240,731
Axis Capital Holdings, Ltd.	2,000	61,920
Baloise Holding AG	399	41,138
Beazley PLC	7,685	15,418
Berkshire Hathaway, Inc., Class B (I)	4,069	314,900
Brown & Brown, Inc.	1,900	48,754
Cathay Financial Holdings Company, Ltd.	28,622	44,445
Catlin Group, Ltd.	4,951	31,919
Chesnara PLC	1,469	5,701
China Life Insurance Company, Ltd. (I)	16,742	22,227
China Life Insurance Company, Ltd., ADR (L)	2,000	103,680
China Pacific Insurance Group Company, Ltd.	8,174	34,025
China Taiping Insurance
Holdings Company, Ltd. (I)	7,000	15,792
Chubb Corp.	3,300	206,613
Cincinnati Financial Corp.	2,300	67,114
Citizens, Inc., Class A (I)	300	2,046
Clal Insurance Enterprise Holdings, Ltd.	217	5,319
CNA Financial Corp.	3,500	101,675

The accompanying notes are an integral part of the financial statements.

66

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Insurance (continued)
CNO Financial Group, Inc. (I)	4,000	$31,640
CNP Assurances SA	912	19,885
Delphi Financial Group, Inc., Class A	1,000	29,210
Delta Lloyd NV	234	5,557
Discovery Holdings, Ltd., ADR	3,521	20,089
Donegal Group, Inc.	304	3,891
Dongbu Insurance Company, Ltd.	320	16,653
eHealth, Inc. (I)	200	2,672
EMC Insurance Group, Inc.	260	4,966
Employers Holdings, Inc.	600	10,062
Endurance Specialty Holdings, Ltd.	800	33,064
Enstar Group, Ltd. (I)	200	20,898
Erie Indemnity Company	800	56,576
Euler Hermes SA	217	18,334
Everest Re Group, Ltd.	800	65,400
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	200	80,046
FBD Holdings PLC (I)	77	798
FBL Financial Group, Inc., Class A	500	16,075
Fidelity National Financial, Inc., Class A	4,200	66,108
First Acceptance Corp. (I)	800	1,480
First American Financial Corp.	1,400	21,910
Flagstone Reinsurance Holdings SA	1,500	12,645
Fondiaria-Sai SpA (I)	869	3,441
Genworth Financial, Inc., Class A (I)	6,700	68,876
Global Indemnity PLC (I)	450	9,981
Great-West Lifeco, Inc.	1,000	26,419
Greenlight Capital Re, Ltd., Class A (I)	600	15,774
Grupo Catalana Occidente SA (I)	291	7,153
Hallmark Financial Services, Inc. (I)	500	3,935
Hannover Rueckversicherung AG	384	20,030
Hanwha General Insurance Company, Ltd. (I)	1,210	11,054
Harleysville Group, Inc.	600	18,702
Hartford Financial Services Group, Inc.	5,900	155,583
HCC Insurance Holdings, Inc.	1,600	50,400
Helvetia Patria Holding AG (I)	45	19,269
Hilltop Holdings, Inc. (I)	1,200	10,608
Hiscox, Ltd.	4,702	31,614
Horace Mann Educators Corp.	800	12,488
Hyundai Marine & Fire
Insurance Company, Ltd.	450	13,428
Independence Holding Company (L)	200	2,088
Industrial Alliance Insurance and
Financial Services, Inc.	900	37,420
Intact Financial Corp.	800	45,954
Jardine Lloyd Thompson Group PLC	1,381	15,095
Kingsway Financial Services, Inc. (I)	1,600	1,576
Korean Reinsurance Company, Ltd.	367	4,803
Lancashire Holdings, Ltd.	97	1,016
Legal & General Group PLC	42,050	79,777
Liberty Holdings, Ltd.	983	10,482
Lincoln National Corp.	4,600	131,054
Loews Corp.	4,565	192,141
LPI Capital BHD	400	1,826
Mapfre SA	4,256	15,786
Markel Corp. (I)	100	39,681
Marsh & McLennan Companies, Inc.	4,600	143,474
MBIA, Inc. (I)(L)	3,800	33,022
Meadowbrook Insurance Group, Inc.	1,100	10,901
Mediolanum SpA	1,091	5,038
Menorah Mivtachim Holdings, Ltd. (I)	45	492
Mercury General Corp.	800	31,592
Meritz Fire & Marine
Insurance Company, Ltd.	726	8,948
MetLife, Inc.	9,500	416,765
Migdal Insurance Holdings, Ltd.	3,100	5,419
Milano Assicurazioni SpA (I)	1,886	$1,049
MMI Holdings, Ltd.	6,005	15,090
Montpelier Re Holdings, Ltd.	1,100	19,800
MS&AD Insurance Group Holdings	2,782	65,254
Muenchener Rueckversicherungs AG	987	150,681
National Financial Partners Corp. (I)	900	10,386
National Interstate Corp.	200	4,580
NIB Holdings, Ltd. (I)	7,722	11,980
NKSJ Holdings, Inc.	8,700	57,401
Novae Group PLC	791	4,509
NRMA Insurance Group, Ltd.	15,517	56,789
Old Mutual PLC	44,194	94,627
Old Republic International Corp.	3,830	45,003
OneBeacon Insurance Group, Ltd.	300	4,017
PartnerRe, Ltd.	1,200	82,620
PICC Property & Casualty
Company, Ltd., Class H (I)	22,000	37,631
Ping An Insurance (Group) Company, Ltd.	7,500	78,262
Platinum Underwriters Holdings, Ltd.	800	26,592
Porto Seguro SA	1,300	20,242
Presidential Life Corp.	300	3,132
Principal Financial Group, Inc.	4,100	124,722
ProAssurance Corp. (I)	500	35,000
Protective Life Corp.	900	20,817
Prudential Financial, Inc.	5,100	324,309
Prudential PLC	9,400	217,422
QBE Insurance Group, Ltd.	4,141	76,878
Reinsurance Group of America, Inc.	1,100	66,946
RenaissanceRe Holdings, Ltd.	800	55,960
Resolution, Ltd.	16,885	79,677
RLI Corp.	400	24,768
RSA Insurance Group PLC (I)	27,615	59,740
Safety Insurance Group, Inc.	200	8,408
Sampo OYJ	2,893	93,408
Samsung Fire & Marine
Insurance Company, Ltd.	254	59,102
Sanlam, Ltd.	16,519	67,394
Santam Ltdsantam Ltd.	141	2,732
Schweizerische National-Versicherungs-
Gesellschaft AG	483	19,179
SCOR SE	1,334	37,905
SeaBright Holdings, Inc.	200	1,980
Selective Insurance Group, Inc.	800	13,016
Shin Kong Financial
Holding Company, Ltd. (I)	42,512	18,352
Societa’ Cattolica di Assicurazioni SCRL	635	15,453
Sony Financial Holdings, Inc.	800	14,465
St James’s Place PLC	895	4,880
StanCorp Financial Group, Inc.	800	33,752
Standard Life PLC	18,251	61,663
State Auto Financial Corp.	900	15,687
Stewart Information Services Corp.	200	2,006
Storebrand ASA	3,919	33,387
Sul America SA	2,700	33,909
Sun Life Financial, Inc. (Toronto
Stock Exchange) (L)	4,063	122,381
Suncorp-Metway, Ltd.	9,174	80,352
Swiss Life Holding (I)	221	36,234
Swiss Re, Ltd. (I)	2,687	150,881
T&D Holdings, Inc.	1,750	41,573
The Allstate Corp.	5,800	177,074
The Dai-ichi Life Insurance Company, Ltd.	23	32,204
The Hanover Insurance Group, Inc.	800	30,168
The Navigators Group, Inc. (I)	400	18,800
The Phoenix Companies, Inc. (I)	1,200	2,952
The Progressive Corp.	6,100	130,418

The accompanying notes are an integral part of the financial statements.

67

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Insurance (continued)
The Travelers Companies, Inc.	5,900	$344,442
Tokio Marine Holdings, Inc.	4,100	115,186
Topdanmark A/S (I)	135	25,217
Torchmark Corp.	1,200	76,968
Tower Group, Inc.	700	16,674
Tower, Ltd.	14,954	18,840
Transatlantic Holdings, Inc.	1,000	49,010
TrygVesta A/S	177	10,205
Unipol Gruppo Finanziario SpA, ADR (I)	8,796	4,785
Uniqa Versicherungen AG	343	7,396
United Fire & Casualty Company	500	8,685
Unitrin, Inc.	1,300	38,571
Universal Insurance Holdings, Inc.	800	3,736
Unum Group	4,620	117,718
Validus Holdings, Ltd.	1,872	57,938
W.R. Berkley Corp.	2,000	64,880
White Mountains Insurance Group, Ltd.	100	42,016
Wiener Staedtische Allgemeine
Versicherung AG	482	26,494
XL Group PLC	4,803	105,570
Zurich Financial Services AG (I)	1,130	285,604
		10,021,840

Real Estate Management & Development
Africa Israel Investments, Ltd. (I)	802	5,045
Agile Property Holdings, Ltd.	8,000	12,517
Allgreen Properties, Ltd.	11,000	14,346
Allreal Holding AG (I)	49	8,072
Altisource Portfolio Solutions SA (I)	600	22,080
Asia Standard International Group	20,000	4,614
Atrium European Real Estate, Ltd.	951	6,264
Atrium Ljungberg AB, B Shares	157	1,986
Avatar Holdings, Inc. (I)	100	1,521
Ayala Land, Inc.	6,000	2,161
Bakrieland Development Tbk PT (I)	550,000	9,525
Bandar Raya Developments BHD	9,200	6,032
Belle Corp. (I)	72,000	7,982
BR Malls Participacoes SA	3,400	38,888
Brasil Brokers Participacoes SA	2,200	10,784
Brookfield Asset Management, Inc.	2,200	73,200
Brookfield Properties Corp.	1,100	21,248
Bukit Sembawang Estates, Ltd.	2,000	7,202
Bund Center Investment, Ltd. (I)	9,000	1,616
CA Immobilien Anlagen AG (I)	23	417
Capital & Counties Properties PLC	408	1,289
Capital & Regional PLC (I)	1,359	857
Capitaland, Ltd.	15,000	35,673
CapitaMalls Asia, Ltd.	8,000	9,617
Castellum AB	536	8,032
Cathay Real Estate
Development Company, Ltd.	18,000	9,360
CB Richard Ellis Group, Inc., Class A (I)	3,000	75,330
Cheung Kong Holdings, Ltd.	9,000	132,356
China Overseas Land & Investment, Ltd.	24,960	54,070
China Resources Land, Ltd.	18,000	32,500
Chong Hong Construction Company	4,080	11,246
Ciputra Development Tbk PT (I)	228,500	11,484
City Developments, Ltd.	4,000	34,005
Coastal Greenland, Ltd. (I)	4,000	211
Consolidated-Tomoka Land Company	200	5,720
Cosway Corp. Ltd.	5,000	483
Country Garden Holdings Company	32,000	14,125
Daikyo, Inc. (I)	1,000	1,702
Daito Trust Construction Company, Ltd.	500	42,464
Daiwa House Industry Company, Ltd.	4,000	50,361
Development Securities PLC	1,830	6,641
DLF, Ltd.	2,243	$10,611
Echo Investment SA (I)	5,340	9,634
Evergrande Real Estate Group, Ltd.	25,000	16,483
Fabege AB	638	6,410
Far East Consortium International, Ltd.	36,000	8,122
Farglory Land Development Company, Ltd.	5,000	12,491
First Capital Realty, Inc.	173	2,956
FirstService Corp. (I)	200	6,924
Forest City Enterprises, Inc., Class A (I)	2,100	39,207
Forestar Group, Inc. (I)	400	6,572
Fragrance Group, Ltd.	58,000	17,481
Franshion Properties China, Ltd.	40,000	10,199
GAGFAH SA (I)	1,288	9,366
Goldcrest Company, Ltd.	170	3,537
Great Eagle Holdings, Ltd.	4,108	13,729
Greentown China Holdings, Ltd.	11,500	11,064
Growthpoint Properties, Ltd.	10,399	28,177
Guangzhou R&F Properties
Company, Ltd., Class H	10,000	13,818
Guocoland, Ltd.	4,000	6,480
Hang Lung Group, Ltd.	6,000	38,319
Hang Lung Properties, Ltd.	15,000	62,324
Heiwa Real Estate Company, Ltd.	3,500	7,598
Helical Bar PLC	514	2,097
Henderson Land Development Company, Ltd.	9,036	58,639
Highwealth Construction Corp.	1,000	2,350
HKR International, Ltd.	16,800	9,884
Ho Bee Investment, Ltd.	7,000	8,223
Hopewell Holdings, Ltd.	6,000	19,083
Hopson Development Holdings, Ltd.	6,000	5,445
Housing Development
& Infrastructure, Ltd. (I)	1,200	4,305
Huaku Development Company, Ltd.	3,273	9,759
Hufvudstaden AB-A SHS	503	6,027
Hulic Company, Ltd.	600	5,551
Hung Poo Real Estate Development Corp. (I)	5,000	6,214
Hysan Development Company, Ltd.	3,000	14,910
IGB Corp. BHD	15,756	11,173
Iida Home Max (I)	400	3,507
IJM Land BHD	10,100	9,514
Indiabulls Real Estate, Ltd. (I)	4,034	10,207
IVG Immobilien AG (I)	981	7,662
JHSF Participacoes SA	2,000	6,087
Jones Lang LaSalle, Inc.	700	66,010
Kenedix, Inc. (I)	4	700
Keppel Land, Ltd.	7,177	21,244
Kerry Properties, Ltd.	5,500	26,652
KLCC Property Holdings BHD	7,300	8,100
Kowloon Development Company, Ltd.	7,000	9,455
Kungsleden AB	220	2,096
Kuoyang Construction Company Ltd. (I)	13,000	9,012
KWG Property Holding, Ltd.	14,500	9,668
Land & Houses PCL	45,800	8,592
Lend Lease Corp.	4,413	42,654
Leopalace21 Corp. (I)(L)	1,200	1,708
Lippo Karawaci Tbk PT	62,500	4,752
Longfor Properties Company, Ltd.	5,053	7,814
LPS Brasil Consultoria de Imoveis SA	500	12,174
Midland Holdings, Ltd.	10,000	5,858
Mingfa Group International Co Ltdmingfa
Group International	30,000	9,420
Mitsubishi Estate Company, Ltd.	4,000	70,219
Mitsui Fudosan Company, Ltd.	3,000	51,722
Mobimo Holding AG (I)	62	16,054
Multiplan Empreendimentos Imobiliarios SA	100	2,185
New World China Land, Ltd.	33,000	11,883

The accompanying notes are an integral part of the financial statements.

68

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Real Estate Management & Development (continued)
New World Development Company, Ltd.	18,036	$27,397
Nomura Real Estate Holdings, Inc.	400	6,678
Orchard Parade Holdings, Ltd.	9,000	10,723
Pakuwon Jati Tbk Pt (I)	69,500	7,963
Peet & Company, Ltd.	3,526	5,538
Poly Hong Kong Investment, Ltd.	11,000	7,301
Prelios SpA (I)	2,380	1,674
Preuksa Real Estate PCL	15,000	8,983
Prince Housing Development Corp.	12,000	12,286
PSP Swiss Property AG (I)	76	7,218
Quintain Estates & Development PLC (I)	3,488	3,359
Radium Life Tech Company, Ltd.	9,270	12,174
Realia Business SA (I)	3,816	9,463
Renhe Commercial Holdings Compnay, Ltd.	36,000	6,898
Robinsons Land Corp.	36,750	10,196
Ruentex Development Company, Ltd.	6,000	8,461
Savills PLC	3,206	20,119
ServCorp, Ltd.	1,946	5,948
Shenzhen Investment, Ltd.	44,000	13,266
Shimao Property Holdings, Ltd., GDR	14,500	18,074
Shui On Land, Ltd.	12,847	5,655
Sino Land Company, Ltd.	24,068	39,039
Sino-Ocean Land Holdings, Ltd.	31,596	16,227
Sinolink Worldwide Holdings, Ltd. (I)	58,000	6,044
SM Prime Holdings, Ltd.	18,800	5,123
Sobha Developers, Ltd.	1,142	6,637
Soho China, Ltd.	15,000	13,473
SP Setia BHD	15,600	21,609
St. Modwen Properties PLC (I)	1,033	3,066
Sumitomo Realty &
Development Company, Ltd.	1,000	22,357
Summarecon Agung Tbk PT	24,500	3,262
Sun Hung Kai Properties, Ltd.	8,000	116,443
Sunway City BHD (I)	7,700	13,724
Tag Immobilien AG (I)	577	5,841
TAI Cheung Holdings, Ltd.	14,000	11,013
Technopolis OYJ	1,351	7,481
Tejon Ranch Company (I)	338	11,526
The St. Joe Company (I)(L)	1,600	33,344
Tian An China Investment, Ltd.	12,000	7,557
TOC Company, Ltd.	2,000	8,977
Tokyo Rakutenchi Company, Ltd.	1,000	3,495
Tokyo Tatemono Company, Ltd.	2,000	7,292
Tokyu Land Corp.	5,000	21,219
UEM Land Holdings BHD (I)	28,333	26,407
Unitech, Ltd.	4,300	3,097
United Energy Group, Ltd. (I)	74,000	11,069
United Industrial Corp, Ltd.	5,000	11,617
UOL Group, Ltd.	5,000	20,325
Wharf Holdings, Ltd.	9,000	62,869
Wheelock and Company, Ltd.	8,000	32,471
Wheelock Properties, Ltd.	7,000	10,265
Wihlborgs Fastigheter AB	722	10,445
Wing Tai Holdings, Ltd.	4,000	4,795
Yanlord Land Group, Ltd.	7,000	6,851
Yuexiu Property Company, Ltd. (I)	62,949	12,019
		2,539,490

Thrifts & Mortgage Finance
Aareal Bank AG (I)	1,065	36,453
Abington Bancorp, Inc.	600	6,258
Astoria Financial Corp.	1,700	21,743
Bank Mutual Corp.	1,200	4,404
BankFinancial Corp.	300	2,541
Beneficial Mutual Bancorp, Inc. (I)	1,600	13,144
Berkshire Hill Bancorp, Inc.	200	4,478
BofI Holding, Inc. (I)	300	$4,323
Brookline Bancorp, Inc.	900	8,343
Capitol Federal Financial, Inc.	2,037	23,955
Clifton Savings Bancorp, Inc.	500	5,520
Dewan Housing Finance Corp. Ltd.	1,398	7,053
Dime Community Bancshares	400	5,816
ESSA Bancorp, Inc.	200	2,484
Federal Agricultural Mortgage Corp., Class C	300	6,636
First Financial Holdings, Inc.	100	897
First Financial Northwest, Inc. (I)	500	2,535
First Niagara Financial Group, Inc.	4,514	59,585
Flushing Financial Corp.	800	10,400
Home Capital Group, Inc.	400	21,463
Home Federal Bancorp, Inc.	200	2,198
Hudson City Bancorp, Inc.	6,600	54,054
Kearny Financial Corp.	500	4,555
Legacy Bancorp, Inc.	100	1,386
LIC Housing Finance, Ltd.	5,385	29,305
Meridian Interstate Bancorp, Inc. (I)	400	5,476
MGIC Investment Corp. (I)	1,700	10,115
New York Community Bancorp, Inc. (L)	5,752	86,222
Northwest Bancshares, Inc.	2,025	25,475
OceanFirst Financial Corp.	200	2,590
Ocwen Financial Corp. (I)	1,800	22,968
Oritani Financial Corp.	735	9,401
People’s United Financial, Inc.	5,600	75,264
Provident Financial Services, Inc.	1,100	15,752
Provident New York Bancorp	800	6,688
Radian Group, Inc.	2,100	8,883
Rockville Financial, Inc.	303	3,000
Roma Financial Corp.	200	2,100
Territorial Bancorp, Inc.	200	4,144
TFS Financial Corp. (I)	4,100	39,688
The PMI Group, Inc. (I)(L)	700	749
Tree.com, Inc. (I)	20	102
TrustCo Bank Corp.	1,600	7,840
United Financial Bancorp, Inc.	500	7,715
Viewpoint Financial Group	420	5,796
Washington Federal, Inc.	1,600	26,288
Waterstone Financial, Inc. (I)(L)	200	450
Westfield Financial, Inc.	400	3,248
		709,483
		45,811,291

Health Care - 6.24%

Biotechnology
Acadia Pharmaceuticals, Inc. (I)	100	163
Actelion, Ltd. (I)	592	29,150
Active Biotech AB (I)	427	5,632
Affymax, Inc. (I)	500	3,435
Alexion Pharmaceuticals, Inc. (I)	1,600	75,248
Alkermes, Inc. (I)	1,600	29,760
Allos Therapeutics, Inc. (I)	300	642
Alnylam Pharmaceuticals, Inc. (I)(L)	400	3,748
AMAG Pharmaceuticals, Inc. (I)	300	5,640
Amgen, Inc. (I)	8,728	509,279
Amicus Therapeutics, Inc. (I)	400	2,376
Anadys Pharmaceuticals, Inc. (I)	1,300	1,313
Ardea Biosciences, Inc. (I)	300	7,638
Arena Pharmaceuticals, Inc. (I)(L)	600	816
Ariad Pharmaceuticals, Inc. (I)	2,200	24,926
Arqule, Inc. (I)	600	3,750
Basilea Pharmaceutica (I)	119	8,685
Bavarian Nordic A/S (I)	450	5,771
Biocon, Ltd.	1,434	11,385

The accompanying notes are an integral part of the financial statements.

69

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Biotechnology (continued)
Biogen Idec, Inc. (I)	2,500	$267,300
BioMarin Pharmaceutical, Inc. (I)	1,300	35,373
BioMimetic Therapeutics, Inc. (I)	600	3,072
Biotest AG	188	14,407
Cangene Corp. (I)	400	643
Celgene Corp. (I)	3,157	190,430
Cephalon, Inc. (I)	1,000	79,900
Cepheid, Inc. (I)(L)	451	15,623
CSL, Ltd.	1,983	70,287
Cubist Pharmaceuticals, Inc. (I)	900	32,391
Cytokinetics, Inc. (I)	600	750
Dendreon Corp. (I)	1,100	43,384
Dyax Corp. (I)	600	1,188
Emergent Biosolutions, Inc. (I)	500	11,275
Enzon Pharmaceuticals, Inc. (I)	700	7,035
Exelixis, Inc. (I)	1,500	13,440
Galapagos NV (I)	188	2,298
Genmab A/S (I)	380	2,955
Genomic Health, Inc. (I)	500	13,955
Genus PLC (I)(S)	1,065	17,606
Geron Corp. (I)	2,000	8,020
Gilead Sciences, Inc. (I)	5,900	244,319
Grifols SA (I)	1,108	22,233
GTx, Inc. (I)	600	2,874
Halozyme Therapeutics, Inc. (I)	1,500	10,365
Human Genome Sciences, Inc. (I)	1,500	36,810
Idenix Pharmaceuticals, Inc. (I)	400	2,000
Immunogen, Inc. (I)	500	6,095
Immunomedics, Inc. (I)	900	3,663
Incyte Corp. (I)	977	18,504
Inovio Biomedical Corp. (I)	300	180
Intercell AG (I)	488	2,007
InterMune, Inc. (I)	900	32,265
Mannkind Corp. (I)(L)	813	3,089
Maxygen, Inc.	300	1,641
Medivation, Inc. (I)	500	10,715
Medivir AB (I)	250	5,206
Mesoblast, Ltd. (I)	1,314	12,178
Momenta Pharmaceuticals, Inc. (I)	600	11,676
Myriad Genetics, Inc. (I)	1,200	27,252
Myriad Pharmaceuticals, Inc. (I)	250	895
Nabi Biopharmaceuticals (I)	400	2,152
Neurocrine Biosciences, Inc. (I)	1,600	12,880
NeurogesX, Inc. (I)	340	595
NeuroSearch A/S (I)	102	892
Novavax, Inc. (I)(L)	1,200	2,424
NPS Pharmaceuticals, Inc. (I)	400	3,780
OncoGenex Pharmaceutical, Inc. (I)	100	1,703
Oncolytics Biotech, Inc. (I)	900	5,011
Onyx Pharmaceuticals, Inc. (I)	700	24,710
Opko Health, Inc. (I)	1,900	7,011
Osiris Therapeutics, Inc. (I)	500	3,870
PDL BioPharma, Inc.	1,900	11,153
Pharmasset, Inc. (I)	400	44,880
Progenics Pharmaceuticals, Inc. (I)	200	1,436
Regeneron Pharmaceuticals, Inc. (I)	1,100	62,381
Rigel Pharmaceuticals, Inc. (I)	800	7,336
Sangamo Biosciences, Inc. (I)(L)	700	4,123
Sino Biopharmaceutical	96,000	34,396
Spectrum Pharmaceuticals, Inc. (I)	1,100	10,192
Swedish Orphan Biovitrum AB (I)	35	138
Synta Pharmaceuticals Corp. (I)	300	1,509
Theravance, Inc. (I)	675	14,992
ThromboGenics NV (I)	334	8,963
Transcept Pharmaceuticals, Inc. (I)	253	2,770
Trimeris, Inc. (I)	500	1,235
United Therapeutics Corp. (I)	800	$44,080
Vertex Pharmaceuticals, Inc. (I)	1,600	83,184
Vical, Inc. (I)	900	3,708
Zeltia SA (I)	2,108	6,967
		2,423,127

Health Care Equipment & Supplies
Abaxis, Inc. (I)(L)	200	5,450
ABIOMED, Inc. (I)	200	3,240
Accuray, Inc. (I)	1,095	8,771
Alere, Inc. (I)	1,200	43,944
Align Technology, Inc. (I)	1,300	29,640
Alphatec Holdings, Inc. (I)	1,000	3,480
Analogic Corp.	200	10,518
Angiodynamics, Inc. (I)	200	2,846
Anika Therapeutics, Inc. (I)	500	3,560
Ansell, Ltd.	1,951	29,706
Arthrocare Corp. (I)	300	10,041
Baxter International, Inc.	3,500	208,915
Becton, Dickinson & Company	1,700	146,489
BioMerieux SA	61	7,082
Blackmores, Ltd.	69	1,981
Boston Scientific Corp. (I)	18,516	127,946
C.R. Bard, Inc.	1,000	109,860
Cantel Medical Corp.	200	5,382
CareFusion Corp. (I)	3,082	83,738
Carl Zeiss Meditec AG	602	13,409
Cie Generale d’Optique
Essilor International SA	954	77,379
Cochlear, Ltd.	512	39,522
Coloplast A/S	150	22,804
Conceptus, Inc. (I)	500	5,835
CONMED Corp. (I)	600	17,088
Covidien PLC	3,371	179,438
CryoLife, Inc. (I)	300	1,680
Cutera, Inc. (I)	300	2,559
Cyberonics, Inc. (I)	200	5,590
DENTSPLY International, Inc.	2,100	79,968
DexCom, Inc. (I)	600	8,694
DiaSorin SpA	185	8,880
Edwards Lifesciences Corp. (I)	1,000	87,180
Elekta AB, Series B	1,152	54,558
Exactech, Inc. (I)	100	1,801
Fisher & Paykel Healthcare Corp.	6,757	15,460
Gen-Probe, Inc. (I)	700	48,405
Getinge AB, Series B	1,295	34,758
Given Imaging, Ltd. (I)	283	5,690
GN Store Nord A/S	2,000	19,250
Greatbatch, Inc. (I)	300	8,046
Haemonetics Corp. (I)	400	25,748
Hill-Rom Holdings, Inc.	900	41,436
Hogy Medical Company, Ltd.	100	4,517
Hologic, Inc. (I)	3,800	76,646
ICU Medical, Inc. (I)	200	8,740
IDEXX Laboratories, Inc. (I)	500	38,780
Immucor, Inc. (I)	800	16,336
Integra LifeSciences Holdings Corp. (I)	300	14,343
Intuitive Surgical, Inc. (I)	400	148,844
Invacare Corp.	700	23,233
IRIS International, Inc. (I)	300	2,997
Jeol, Ltd.	1,000	3,334
Kensey Nash Corp. (I)	100	2,523
Kinetic Concepts, Inc. (I)	1,100	63,393
King Stone Energy Group, Ltd. (I)	18,000	4,835
Medical Action Industries, Inc. (I)	500	4,075
Medtronic, Inc.	7,244	279,111

The accompanying notes are an integral part of the financial statements.

70

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Health Care Equipment & Supplies (continued)
Meridian Bioscience, Inc.	400	$9,644
Merit Medical Systems, Inc. (I)	375	6,739
Mingyuan Medicare
Development Company, Ltd. (I)	40,000	2,929
Miraca Holdings, Inc.	300	12,171
Natus Medical, Inc. (I)	500	7,575
Neogen Corp. (I)	350	15,824
Nihon Kohden Corp.	400	9,912
Nipro Corp.	400	7,260
Nissui Pharmaceutical Company, Ltd.	500	4,358
Nobel Biocare Holding AG (I)	1,134	23,111
NuVasive, Inc. (I)(L)	500	16,440
NxStage Medical, Inc. (I)	900	18,738
Olympus Corp.	1,000	33,705
Omega Pharma SA	224	11,528
OraSure Technologies, Inc. (I)	600	5,118
Orthofix International NV (I)	300	12,741
Palomar Medical Technologies, Inc. (I)	500	5,640
Quidel Corp. (I)	400	6,060
ResMed, Inc. (I)(L)	2,000	61,900
RTI Biologics, Inc. (I)	1,400	3,794
Sirona Dental Systems, Inc. (I)	800	42,480
Smith & Nephew PLC, ADR	1,100	59,576
SonoSite, Inc. (I)	300	10,551
Sonova Holding AG (I)	188	17,598
Sorin SpA (I)	7,397	20,961
Spectranetics Corp. (I)	700	4,354
St. Jude Medical, Inc.	2,290	109,187
STERIS Corp.	844	29,523
Straumann Holding AG	53	12,792
Stryker Corp.	2,828	165,975
SurModics, Inc. (I)	200	2,220
Symmetry Medical, Inc. (I)	400	3,588
Synovis Life Technologies, Inc. (I)	100	1,742
Sysmex Corp.	600	22,568
Teleflex, Inc.	600	36,636
Terumo Corp.	700	37,827
The Cooper Companies, Inc.	700	55,468
Thoratec Corp. (I)	800	26,256
Top Glove Corp. BHD	5,200	9,043
Varian Medical Systems, Inc. (I)	1,100	77,022
Vascular Solutions, Inc. (I)	400	4,960
West Pharmaceutical Services, Inc.	500	21,880
William Demant Holdings A/S (I)	107	9,655
Wright Medical Group, Inc. (I)	600	9,000
Young Innovations, Inc.	100	2,852
Ypsomed Holding AG (I)	2	113
Zimmer Holdings, Inc. (I)	1,800	113,760
Zoll Medical Corp. (I)	300	16,998
		3,539,246

Health Care Providers & Services
Aetna, Inc.	4,300	189,587
Air Methods Corp. (I)	300	22,422
Alfresa Holdings Corp.	400	15,569
Alliance HealthCare Services, Inc. (I)	200	760
Almost Family, Inc. (I)	100	2,740
Amedisys, Inc. (I)	500	13,315
American Dental Partners, Inc. (I)	200	2,592
AMERIGROUP Corp. (I)	1,000	70,470
AmerisourceBergen Corp.	2,800	115,920
AMN Healthcare Services, Inc. (I)	400	3,328
Amplifon SpA	619	3,853
Amsurg Corp. (I)	500	13,065
Apollo Hospitals Enterprise, Ltd.	1,126	12,018
Assisted Living Concepts, Inc.	320	5,370
Assura Group, Ltd.	5,036	$3,492
Bio-Reference Labs, Inc. (I)	400	8,360
BioScrip, Inc. (I)	700	4,543
Brookdale Senior Living, Inc. (I)	1,500	36,375
Capital Senior Living Corp. (I)	800	7,432
Cardinal Health, Inc.	3,765	171,006
Catalyst Health Solutions, Inc. (I)	800	44,656
Celesio AG	622	12,402
Centene Corp. (I)	812	28,850
Chemed Corp.	300	19,656
CIGNA Corp.	4,000	205,720
Cml Healthcare, Inc.	327	3,163
Community Health Systems, Inc. (I)	1,500	38,520
Continucare Corp. (I)	1,600	9,888
Corvel Corp. (I)	200	9,380
Coventry Health Care, Inc. (I)	2,100	76,587
Cross Country Healthcare, Inc. (I)	500	3,800
DaVita, Inc. (I)	1,400	121,254
Diagnostic & Therapeutic Center of
Athens Hygeia SA (I)	2,326	1,282
Diagnosticos da America SA	3,600	48,441
Emeritus Corp. (I)	200	4,250
Express Scripts, Inc. (I)	3,800	205,124
Fresenius Medical Care AG &
Company KGaA	1,000	74,700
Fresenius SE & Company KGaA	790	82,456
Galenica Holding AG	30	19,185
Gentiva Health Services, Inc. (I)	400	8,332
Hanger Orthopedic Group, Inc. (I)	700	17,129
Health Management
Associates, Inc., Class A (I)	4,100	44,198
Health Net, Inc. (I)	2,300	73,807
Healthsouth Corp. (I)	1,700	44,625
Healthspring, Inc. (I)	1,000	46,110
Healthways, Inc. (I)	600	9,108
Henry Schein, Inc. (I)	1,400	100,226
HMS Holdings Corp. (I)	400	30,748
Humana, Inc.	2,900	233,566
IPC The Hospitalist Co, Inc. (I)	200	9,270
Kindred Healthcare, Inc. (I)	741	15,909
Korian	384	9,293
Laboratory Corp. of America Holdings (I)	1,200	116,148
Landauer, Inc.	100	6,159
LHC Group, Inc. (I)	200	4,612
Life Healthcare Group Holdings, Ltd.	3,407	8,860
LifePoint Hospitals, Inc. (I)	800	31,264
Lincare Holdings, Inc.	1,350	39,515
Magellan Health Services, Inc. (I)	500	27,370
McKesson Corp.	2,400	200,760
MedCath Corp. (I)	500	6,795
Medco Health Solutions, Inc. (I)	3,200	180,864
Medi-Clinic Corp., Ltd.	2,345	10,748
Mediceo Holdings Company, Ltd.	1,600	14,138
Mediq NV	320	6,170
MEDNAX, Inc. (I)	700	50,533
Medquist Holdings, Inc. (I)	432	5,581
Molina Healthcare, Inc. (I)	900	24,408
MWI Veterinary Supply, Inc. (I)	200	16,154
National Healthcare Corp.	100	4,957
Netcare, Ltd.	10,169	22,618
Odontoprev SA	400	6,664
Omnicare, Inc.	1,800	57,402
Oriola-KD OYJ	3,601	13,885
Orpea SA	163	7,917
Owens & Minor, Inc.	750	25,868
Patterson Companies, Inc.	1,600	52,624

The accompanying notes are an integral part of the financial statements.

71

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Health Care Providers & Services (continued)
PDI, Inc. (I)	300	$2,127
PharMerica Corp. (I)	600	7,656
Primary Health Care, Ltd.	5,118	18,901
PSS World Medical, Inc. (I)	900	25,209
Quest Diagnostics, Inc.	2,600	153,660
Raffles Medical Group, Ltd.	7,000	13,336
Ramsay Health Care, Ltd.	719	14,054
Rhoen-Klinikum AG	1,133	27,349
Select Medical Holdings Corp. (I)	2,500	22,175
Ship Healthcare Holdings Inc	1,000	18,525
Sigma Pharmaceuticals, Ltd.	20,199	11,507
Sinopharm Group Company, Ltd.	800	2,694
Skilled Healthcare Group, Inc. (I)	300	2,838
Sonic Healthcare, Ltd.	2,607	35,967
Southern Cross Healthcare, Ltd. (I)	1,847	233
Sun Healthcare Group, Inc. (I)	300	2,406
Sunrise Senior Living, Inc. (I)	300	2,859
Suzuken Company, Ltd.	400	9,244
Tenet Healthcare Corp. (I)(L)	8,000	49,920
The Ensign Group, Inc.	200	6,078
The Providence Service Corp. (I)	500	6,325
Toho Holdings Company, Ltd.	300	2,993
Triple-S Management Corp., Class B (I)	400	8,692
United Drug PLC	3,962	13,572
UnitedHealth Group, Inc.	9,900	510,642
Universal American Corp.	1,600	17,520
Universal Health Services, Inc., Class B	1,400	72,142
US Physical Therapy, Inc.	300	7,419
VCA Antech, Inc. (I)(L)	1,400	29,680
Vital KSK Holdings, Inc.	1,200	9,997
WellCare Health Plans, Inc. (I)	800	41,128
WellPoint, Inc.	4,700	370,219
		4,812,933

Health Care Technology
AGFA Gevaert NV (I)	1,552	6,950
Allscripts Healthcare Solutions, Inc. (I)	2,600	50,492
athenahealth, Inc. (I)	400	16,440
Cerner Corp. (I)(L)	1,800	109,998
Computer Programs & Systems, Inc.	200	12,696
Emdeon, Inc., Class A (I)	1,300	17,056
iSOFT Group Ltd. (I)	15,462	2,655
MedAssets, Inc. (I)	700	9,352
Medidata Solutions, Inc. (I)	300	7,161
Merge Healthcare, Inc. (I)	1,400	7,280
Omnicell, Inc. (I)	600	9,354
Quality Systems, Inc.	400	34,920
SXC Health Solutions Corp. (I)	400	23,628
		307,982

Life Sciences Tools & Services
Affymetrix, Inc. (I)	1,200	9,516
Agilent Technologies, Inc. (I)	3,400	173,774
Bachem Holding AG	51	2,906
Bio-Rad Laboratories, Inc., Class A (I)	300	35,808
Bruker Corp. (I)	2,100	42,756
BTG PLC (I)	3,898	17,518
Charles River
Laboratories International, Inc. (I)	900	36,585
Covance, Inc. (I)	900	53,433
Divi’s Laboratories, Ltd.	640	11,271
Enzo Biochem, Inc. (I)	1,300	5,525
EPS Company, Ltd.	2	4,709
eResearch Technology, Inc. (I)	800	5,096
Evotec AG (I)	5,636	20,757
Furiex Pharmaceuticals, Inc. (I)	125	2,224
Gerresheimer AG	197	$9,403
Illumina, Inc. (I)	1,100	82,665
Kendle International, Inc. (I)	100	1,508
Life Technologies Corp. (I)	2,600	135,382
Lonza Group AG (I)	368	28,801
Luminex Corp. (I)	500	10,450
Mettler-Toledo International, Inc. (I)	300	50,601
Morphosys AG (I)	113	3,341
Nordion, Inc.	2,500	27,321
Parexel International Corp. (I)	1,100	25,916
PerkinElmer, Inc.	1,600	43,056
Pharmaceutical Product Development, Inc.	1,500	40,260
QIAGEN NV (I)	1,865	35,753
Tecan Group AG (I)	62	5,199
Techne Corp.	600	50,022
Thermo Fisher Scientific, Inc. (I)	4,611	296,902
Waters Corp. (I)	800	76,592
		1,345,050

Pharmaceuticals
Abbott Laboratories	10,944	575,873
Acrux, Ltd.	1,766	6,435
Adcock Ingram Holdings, Ltd. (I)	524	4,604
Alapis Holding Industrial and Commercial SA
of Pharmaceutical (I)	234	164
Allergan, Inc.	2,100	174,825
Aspen Pharmacare Holdings, Ltd. (I)	2,184	27,121
Astellas Pharma, Inc.	2,100	81,201
AstraZeneca PLC, ADR (L)	7,800	390,546
AVANIR Pharmaceuticals, Class A (I)	187	628
Bayer AG	3,714	298,591
Biodel, Inc. (I)	1,100	2,057
Bristol-Myers Squibb Company	13,475	390,236
Cadila Healthcare, Ltd.	793	16,236
Cardiome Pharma Corp. (I)	300	1,319
China Chemical &
Pharmaceutical Company, Ltd.	1,000	829
China Pharmaceutical Group, Ltd.	14,000	6,827
China Shineway Pharmaceutical Group, Ltd.	5,000	9,926
Chugai Pharmaceutical Company, Ltd.	900	14,766
Cipla, Ltd.	3,066	22,559
Daiichi Sankyo Company, Ltd.	3,500	68,459
Dainippon Sumitomo Pharma Company, Ltd.	1,000	9,511
Depomed, Inc. (I)	1,200	9,816
Dong-A Pharmaceutical Company, Ltd.	45	3,999
Dr. Reddy’s Laboratories, Ltd., ADR	900	30,897
Durect Corp. (I)	600	1,218
Egis Gyogyszergyar Nyrt	93	9,995
Eisai Company, Ltd.	900	35,151
Elan Corp. PLC, ADR (I)	3,100	35,247
Eli Lilly & Company	7,300	273,969
Endo Pharmaceuticals Holdings, Inc. (I)	1,700	68,289
Faes Farma SA	465	1,406
Forest Laboratories, Inc. (I)	4,100	161,294
Genomma Lab Internacional SA de CV (I)	3,800	9,672
GlaxoSmithKline Pharmaceuticals, Ltd.	235	12,367
GlaxoSmithKline PLC, ADR	8,400	360,360
Glenmark Pharmaceuticals, Ltd.	334	2,400
H. Lundbeck A/S	487	12,819
Hanmi Holdings Company, Ltd. (I)	5	120
Hanmi Pharm Company, Ltd. (I)	17	1,229
Hi-Tech Pharmacal Company, Inc. (I)	200	5,786
Hikma Pharmaceuticals PLC	623	7,599
Hisamitsu Pharmaceutical Company, Inc.	300	12,791
Hospira, Inc. (I)	1,700	96,322
Impax Laboratories, Inc. (I)	700	15,253

The accompanying notes are an integral part of the financial statements.

72

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Pharmaceuticals (continued)
Ipsen SA	190	$6,740
Jazz Pharmaceuticals, Inc. (I)	800	26,680
Johnson & Johnson	21,559	1,434,105
Jubilant Life Sciences, Ltd.	59	238
Jubilant Organosys, Ltd.	1,184	5,143
K-V Pharmaceutical Company, Class A (I)	1,100	2,992
Kaken Pharmaceutical Company, Ltd.	1,000	14,046
Kalbe Farma Tbk PT	51,500	20,283
Kissei Pharmaceutical Company, Ltd.	1,000	19,480
Kyorin Company, Ltd.	1,000	19,905
Kyowa Hakko Kogyo Company, Ltd.	2,000	19,077
Laboratorios Almirall SA	481	5,169
Lannett Company, Inc. (I)	600	2,988
LG Life Sciences, Ltd. (I)	173	7,864
Lijun International
Pharmaceutical Holding, Ltd.	40,000	8,250
Lupin, Ltd.	519	5,237
Meda AB	2,924	31,806
Medicis Pharmaceutical Corp., Class A	900	34,353
Merck & Company, Inc.	28,540	1,007,177
Merck KGaA	443	48,140
Mitsubishi Tanabe Pharma Corp.	600	10,067
Mochida Pharmaceutical Company, Ltd.	1,000	10,700
Mylan, Inc. (I)	4,200	103,614
Nippon Shinyaku Company, Ltd.	1,000	12,782
Novartis AG, ADR	10,700	653,877
Novo Nordisk A/S, ADR	1,600	200,448
Obagi Medical Products, Inc. (I)	300	2,829
Ono Pharmaceutical Company, Ltd.	600	32,029
Orion OYJ, Series A	518	13,371
Orion OYJ, Series B	915	23,579
Pain Therapeutics, Inc. (I)	900	3,483
Par Pharmaceutical Companies, Inc. (I)	900	29,682
Perrigo Company	1,000	87,870
Pfizer, Inc.	75,307	1,551,324
Pharmaxis, Ltd. (I)	6,309	5,705
Piramal Healthcare, Ltd. (I)	482	4,337
Questcor Pharmaceuticals, Inc. (I)	900	21,690
Ranbaxy Laboratories, Ltd.	764	9,230
Recordati SpA	1,275	14,025
Richter Gedeon Nyrt	147	29,047
Roche Holdings AG	2,490	416,575
Roche Holdings AG (SIX Swiss Exchange)	100	17,658
Rohto Pharmaceutical Company, Ltd.	1,000	11,407
Sanofi	1,067	85,759
Sanofi, ADR	8,840	355,103
Santarus, Inc. (I)	1,300	4,381
Santen Pharmaceutical Company, Ltd.	400	16,260
Sawai Pharmaceutical Company, Ltd.	200	21,097
Schweizerhall Holding AG (I)	47	4,646
Shionogi & Company, Ltd.	1,500	24,573
Shire PLC, ADR (L)	1,100	103,631
Stada Arzneimittel AG	532	20,801
Strides Arcolab, Ltd.	487	3,671
Sun Pharmaceutical Industries, Ltd.	1,755	19,650
Taisho Pharmaceuticals Company, Ltd.	1,000	22,545
Takeda Pharmaceutical Company, Ltd.	3,400	157,253
Teva Pharmaceutical Industries, Ltd., ADR	4,753	229,190
The Medicines Company (I)	400	6,604
Tsumura & Company, Ltd.	400	12,799
UCB SA	567	25,478
United Laboratories, Ltd.	6,000	8,907
Valeant Pharmaceuticals International, Inc.	1,500	77,998
Valeant Pharmaceuticals International, Inc.
(Toronto Exchange) (L)	1,246	64,742
Virbac SA	64	10,938
Viropharma, Inc. (I)	1,000	$18,500
Warner Chilcott PLC, Class A	1,600	38,608
Watson Pharmaceuticals, Inc. (I)	1,700	116,841
Wockhardt, Ltd. (I)	1,455	11,898
Yuhan Corp.	106	13,406
Zeria Pharmaceutical Company, Ltd.	1,000	12,703
		10,743,696
		23,172,034
Industrials - 9.14%

Aerospace & Defense
AAR Corp.	700	18,963
Aerovironment, Inc. (I)(L)	300	10,605
Alliant Techsystems, Inc.	400	28,532
American Science & Engineering, Inc.	100	8,000
BAE Systems PLC (I)	24,883	127,203
BE Aerospace, Inc. (I)	1,320	53,869
Bharat Electronics, Ltd.	204	7,380
Bombardier, Inc.	8,000	57,649
Bombardier, Inc., Class A	2,300	16,503
CAE, Inc.	2,909	39,241
Ceradyne, Inc. (I)	400	15,596
Chemring Group PLC	1,365	14,011
Cobham PLC	7,963	27,023
Cubic Corp.	300	15,297
Curtiss-Wright Corp.	600	19,422
DigitalGlobe, Inc. (I)	500	12,705
Ducommun, Inc. (I)	100	2,057
Elbit Systems, Ltd.	300	14,328
Embraer SA, ADR	1,100	33,858
Esterline Technologies Corp. (I)	400	30,560
European Aeronautic Defence &
Space Company	2,586	86,557
Finmeccanica SpA	2,539	30,727
GenCorp, Inc. (I)	500	3,210
General Dynamics Corp.	3,228	240,551
GeoEye, Inc. (I)	400	14,960
Goodrich Corp.	1,400	133,700
Hampson Industries PLC (I)	4,514	1,847
HEICO Corp.	156	8,539
HEICO Corp., Class A	468	18,608
Hexcel Corp. (I)	1,400	30,646
Honeywell International, Inc.	5,398	321,667
Huntington Ingalls Industries, Inc. (I)(L)	466	16,077
ITT Corp.	2,600	153,218
L-3 Communications Holdings, Inc.	1,500	131,175
LMI Aerospace, Inc. (I)	200	4,886
Lockheed Martin Corp.	2,500	202,425
Meggitt PLC (I)	8,887	54,417
Moog, Inc., Class A (I)	800	34,816
MTU Aero Engines Holding AG	328	26,169
National Presto Industries, Inc.	100	10,149
Northrop Grumman Corp.	2,900	201,115
Orbital Sciences Corp., Class A (I)	900	15,165
Precision Castparts Corp.	1,200	197,580
Qinetiq PLC (I)	11,015	21,339
Raytheon Company	3,200	159,520
Rockwell Collins, Inc.	1,265	78,038
Rolls-Royce Holdings PLC (I)	12,848	133,010
Saab AB	662	15,145
Safran SA	1,294	55,267
Singapore Technologies Engineering, Ltd.	10,000	24,593
Spirit Aerosystems Holdings, Inc., Class A (I)	1,400	30,800
Taser International, Inc. (I)	400	1,820
Teledyne Technologies, Inc. (I)	500	25,180

The accompanying notes are an integral part of the financial statements.

73

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Aerospace & Defense (continued)
Textron, Inc. (L)	4,000	$94,440
Thales SA	491	21,170
The Boeing Company	5,900	436,187
TransDigm Group, Inc. (I)	700	63,833
Triumph Group, Inc.	400	39,832
Ultra Electronics Holdings PLC	805	22,172
United Technologies Corp.	6,400	566,464
Vector Aerospace Corp. (I)	305	4,099
Zodiac SA	501	43,616
		4,327,531

Air Freight & Logistics
Air Transport Services Group, Inc. (I)	1,700	11,645
Atlas Air Worldwide Holdings, Inc. (I)	400	23,804
C.H. Robinson Worldwide, Inc.	1,400	110,376
Deutsche Post AG	4,806	92,293
Expeditors International of Washington, Inc.	1,800	92,142
FedEx Corp.	2,700	256,095
Forward Air Corp.	500	16,895
Freightways, Ltd.	4,613	12,253
Hanjin Transportation Company, Ltd.	140	3,492
HUB Group, Inc., Class A (I)	600	22,596
Kintetsu World Express, Inc.	100	3,292
Oesterreichische Post AG	519	16,708
Pacer International, Inc. (I)	200	944
Panalpina Welttransport Holding AG (I)	188	25,809
Park-Ohio Holdings Corp. (I)	300	6,342
PostNL NV	1,760	14,934
Shenzhen International Holdings, Ltd.	45,000	3,546
Shibusawa Warehouse Company, Ltd.	1,000	3,237
Singapore Post, Ltd.	21,000	19,835
Sinotrans, Ltd., Class H	11,000	2,607
T JOIN Transportation Company	4,000	4,576
TNT Express NV (I)	1,760	18,254
Toll Holdings, Ltd.	3,609	18,851
United Parcel Service, Inc., Class B	5,277	384,852
UTi Worldwide, Inc.	1,600	31,504
Wincanton PLC (I)	620	1,169
Yamato Transport Company, Ltd.	3,000	47,121
		1,245,172

Airlines
Air France KLM (I)	1,136	17,439
AirAsia BHD	12,600	14,700
Alaska Air Group, Inc. (I)	500	34,230
All Nippon Airways Company, Ltd.	3,000	9,808
Allegiant Travel Company (I)(L)	300	14,850
Asiana Airlines, Inc. (I)	2,380	22,079
Cathay Pacific Airways, Ltd.	8,000	18,607
China Airlines, Ltd.	22,320	15,180
China Eastern Airlines Corp., Ltd. (I)	60,000	26,705
China Southern Airlines Company, Ltd. (I)	60,000	32,293
Delta Air Lines, Inc. (I)	10,200	93,534
Deutsche Lufthansa AG	1,916	41,730
easyJet PLC (I)	2,229	12,838
EVA Airways Corp. (I)	27,920	28,526
Gol Linhas Aereas Inteligentes SA, ADR	900	10,935
Hawaiian Holdings, Inc. (I)	1,000	5,700
International Consolidated
Airlines Group SA (I)	7,304	29,618
JetBlue Airways Corp. (I)(L)	4,600	28,060
Korean Air Lines Company, Ltd.	473	30,950
Lan Airlines SA, ADR (L)	900	25,668
Malaysian Airline System BHD (I)	15,200	7,765
Norwegian Air Shuttle ASA (I)	300	5,538
Qantas Airways, Ltd. (I)	10,227	20,272
Singapore Airlines, Ltd.	3,000	$34,680
Skywest, Inc.	1,200	18,072
Southwest Airlines Company	11,009	125,723
Thai Airways International PCL	6,600	6,229
Turk Hava Yollari (I)	2,543	6,660
United Continental Holdings, Inc. (I)(L)	4,094	92,647
US Airways Group, Inc. (I)	2,300	20,493
Virgin Blue Holdings, Ltd. (I)	16,061	4,826
		856,355

Building Products
AAON, Inc.	450	9,828
Aica Kogyo Company, Ltd.	1,100	15,077
American Woodmark Corp.	100	1,732
Ameron International Corp.	100	6,568
AO Smith Corp.	450	19,035
Apogee Enterprises, Inc.	400	5,124
Armstrong World Industries, Inc.	1,100	50,116
Asahi Glass Company, Ltd.	2,000	23,353
Assa Abloy AB, Series B	2,028	54,507
Belimo Holding AG	4	8,622
Builders FirstSource, Inc. (I)	300	645
Bunka Shutter Company, Ltd.	2,000	5,550
Central Glass Company, Ltd.	3,000	14,440
Cie de Saint-Gobain	2,765	179,066
Daikin Industries, Ltd.	1,000	35,440
Geberit AG (I)	245	58,051
Gibraltar Industries, Inc. (I)	200	2,264
Griffon Corp. (I)	653	6,582
GWA International, Ltd.	1,367	4,036
Hills Industries, Ltd.	1,154	1,482
Insteel Industries, Inc.	500	6,270
JS Group Corp.	2,600	66,999
Kaba Holding AG	47	20,410
KCC Corp.	56	17,583
Kingspan Group PLC (I)	1,864	18,373
Lennox International, Inc.	700	30,149
LG Hausys, Ltd.	28	1,981
Lindab International AB	600	6,560
Masco Corp.	5,300	63,759
Nibe Industrier AB	476	8,240
Nippon Sheet Glass Company, Ltd.	11,000	34,151
Nitto Boseki Company, Ltd.	2,000	4,997
Owens Corning, Inc. (I)	1,620	60,507
Pfleiderer AG (I)	325	212
PGT, Inc. (I)	400	724
Quanex Building Products Corp.	500	8,195
Rockwool International A/S	100	12,201
Sankyo-Tateyama Holdings, Inc. (I)	2,000	2,945
Sanwa Shutter Corp.	2,000	6,989
Simpson Manufacturing Company, Inc.	1,000	29,870
Systemair AB	211	3,152
Taiwan Glass Industrial Corp.	10,300	18,188
Takara Standard Company, Ltd.	1,000	7,668
Takasago Thermal Engineering Company, Ltd.	1,000	7,814
Toto, Ltd.	2,000	15,552
Trakya Cam Sanayi AS	4,619	9,848
Trex Company, Inc. (I)	300	7,344
Universal Forest Products, Inc.	300	7,188
USG Corp. (I)(L)	1,400	20,076
Wienerberger Baustoffindustrie AG	1,142	21,011
Zehnder Group AG (I)	10	30,925
		1,051,399

Commercial Services & Supplies
ABM Industries, Inc.	1,100	25,674

The accompanying notes are an integral part of the financial statements.

74

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Commercial Services & Supplies (continued)
ACCO Brands Corp. (I)	1,100	$8,635
Aggreko PLC (I)	2,431	75,267
American Reprographics Company (I)	900	6,363
APAC Customer Services, Inc. (I)	700	3,731
Asahi Holdings, Inc.	500	10,238
Avery Dennison Corp.	1,200	46,356
Babcock International Group PLC	4,249	48,550
Blue Label Telecoms, Ltd.	3,672	2,731
Brambles, Ltd.	6,902	53,621
Cabcharge Australia, Ltd.	479	2,651
Casella Waste Systems, Inc., Class A (I)	200	1,220
Cenveo, Inc. (I)	1,600	10,240
China Everbright International, Ltd.	16,000	6,236
Cintas Corp.	2,200	72,666
Clean Harbors, Inc. (I)	400	41,300
Consolidated Graphics, Inc. (I)	200	10,990
Copart, Inc. (I)	1,100	51,260
Corrections Corp. of America (I)	1,700	36,805
Courier Corp.	200	2,210
Covanta Holding Corp.	984	16,226
Dai Nippon Printing Company, Ltd.	3,000	33,816
Daiseki Company, Ltd.	500	10,120
Davis Service Group PLC	1,296	11,333
De La Rue PLC	1,136	13,938
Deluxe Corp.	800	19,768
Downer EDI, Ltd. (I)	1,628	6,490
Duskin Company, Ltd.	600	11,670
Edenred	928	28,299
EnergySolutions, Inc. (I)	1,900	9,386
Ennis, Inc.	200	3,480
Fuel Tech, Inc. (I)	500	3,315
G&K Services, Inc., Class A	200	6,772
G4S PLC	9,075	40,754
Garda World Security Corp. (I)	200	2,016
Gategroup Holding AG (I)	136	6,002
GL Events SA	168	6,268
Gunnebo AB	1,340	8,579
Healthcare Services Group, Inc.	900	14,625
Herman Miller, Inc.	900	24,498
HNI Corp.	600	15,072
Homeserve PLC	3,340	26,961
InnerWorkings, Inc. (I)(L)	1,000	8,340
Interface, Inc., Class A	1,200	23,244
Intersections, Inc.	1,100	20,020
Intrum Justitia AB	459	6,747
Ione Holdings, Ltd.	160,000	2,888
Iron Mountain, Inc.	2,575	87,782
Kimball International, Inc., Class B	200	1,286
Knoll, Inc.	800	16,056
Kokuyo Company, Ltd.	500	3,723
Koza Anadolu Metal Madencilik
Isletmeleri AS (I)	3,080	9,168
Lassila & Tikanoja OYJ	363	6,357
Loomis AB	512	7,140
M&F Worldwide Corp. (I)	300	7,752
McGrath Rentcorp	500	14,040
Metalico, Inc. (I)	1,100	6,490
Mine Safety Appliances Company	400	14,936
Mineral Resources, Ltd.	516	6,372
Mitie Group PLC (I)	2,329	8,888
Mitsubishi Pencil Company, Ltd.	200	3,612
Mobile Mini, Inc. (I)	800	16,952
Moshi Moshi Hotline, Inc.	200	3,247
Multi-Color Corp.	100	2,469
Mvelaserve, Ltd. (I)	2,549	4,524
Nissha Printing Company, Ltd.	300	5,510
Orell Fuessli Holding AG	57	$8,704
Park24 Company Ltd.	1,000	10,403
Paypoint PLC	1,027	8,402
Penauille Polyservices SA (I)	416	3,236
Pitney Bowes, Inc.	1,800	41,382
Programmed Maintenance Services, Ltd.	3,918	9,272
Progressive Waste Solutions Ltd.	233	5,802
Progressive Waste Solutions, Ltd.	179	4,456
Prosegur Cia de Seguridad SA (I)	240	12,759
R.R. Donnelley & Sons Company	2,600	50,986
Regus PLC	6,222	11,055
Rentokil Initial PLC (I)	29,942	45,679
Republic Services, Inc.	3,305	101,959
Ritchie Brothers Auctioneers, Inc.	700	19,277
Rollins, Inc.	1,950	39,741
RPS Group PLC (I)	1,673	6,584
S1 Corp.	180	9,316
Schawk, Inc., Class A	500	8,280
Seche Environnement	29	2,683
Secom Company, Ltd.	900	43,222
Securitas AB, Series B	2,105	22,278
Serco Group PLC	3,723	32,995
Shanks Group PLC	2,270	4,659
Societe BIC SA	221	21,358
Sohgo Security Services Company, Ltd.	1,000	11,239
Spotless Group, Ltd.	5,512	13,833
Standard Parking Corp. (I)	200	3,194
Standard Register Company	200	630
Steelcase, Inc., Class A	1,200	13,668
Stericycle, Inc. (I)	700	62,384
SYKES Enterprises, Inc. (I)	600	12,918
Team, Inc. (I)	400	9,652
Tetra Tech, Inc. (I)	800	18,000
The Brinks Company	700	20,881
The Geo Group, Inc. (I)	1,220	28,097
Tomra Systems ASA	800	6,992
Toppan Forms Company, Ltd.	800	6,371
Toppan Printing Company, Ltd.	5,000	38,774
Transcontinental, Inc.	500	7,538
Transfield Services, Ltd.	8,075	29,147
Transpacific Industries Group, Ltd. (I)	3,754	3,291
Unifirst Corp.	200	11,238
United Stationers, Inc.	1,000	35,430
US Ecology, Inc.	100	1,710
Valid Solucoes e Servicos de Seguranca em
Meios de Pagamento	220	2,955
Viad Corp.	400	8,916
Waste Connections, Inc.	1,650	52,355
Waste Management, Inc.	4,265	158,957
WHK Group, Ltd.	5,300	5,229
		2,211,562

Construction & Engineering
Abengoa SA (I)	391	11,854
ACS Actividades de Construccion
y Servicios SA	813	38,342
Aecom Technology Corp. (I)	900	24,606
Aecon Group, Inc.	1,200	10,053
Arcadis NV	845	20,666
Astaldi SpA	1,584	11,635
Asunaro Aoki Construction Company, Ltd.	1,000	4,988
Aveng, Ltd.	2,595	13,748
Balfour Beatty PLC	7,040	34,859
Bauer AG	199	8,458
BES Engineering Corp.	46,000	15,128
Besalco SA	5,468	9,699

The accompanying notes are an integral part of the financial statements.

75

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Construction & Engineering (continued)
Bilfinger Berger SE	616	$60,908
Boart Longyear Group	12,589	54,037
Bouygues SA	1,762	77,465
Cardno, Ltd.	746	4,315
Carillion PLC	5,864	35,373
Carso Infraestructura y Construccion
SAB de CV (I)	10,100	6,427
China Communications
Construction Company, Ltd.	27,787	24,096
China Railway Construction Corp.	13,500	11,355
China Railway Group, Ltd.	23,000	10,839
China State Construction
International Holdings, Ltd.	21,600	22,037
Chiyoda Corp.	2,000	23,016
Chugai Ro Company, Ltd.	1,000	3,502
Chung Hsin Electric &
Machinery Manufacturing Corp. (I)	17,000	10,166
Comfort Systems USA, Inc.	400	4,244
COMSYS Holdings Corp.	1,200	12,043
Cosco International Holdings, Ltd.	22,427	12,672
CTCI Corp.	6,000	7,882
Daelim Industrial Company, Ltd.	217	26,287
Daewoo Engineering &
Construction Company, Ltd. (I)	510	5,136
Dialog Group BHD	26,132	23,949
Doosan Heavy Industries and
Construction Company, Ltd.	191	10,138
Dycom Industries, Inc. (I)	500	8,170
Eiffage SA	234	15,485
EMCOR Group, Inc. (I)	1,000	29,310
Empresas ICA SAB de CV (I)	8,100	18,706
FLS Industries A/S	534	45,412
Fluor Corp.	2,500	161,650
Fomento de Construcciones y Contratas SA	377	11,495
Foster Wheeler AG (I)	200	6,076
Furmanite Corp. (I)	344	2,731
Galliford Try PLC	1,829	15,167
Gammon India, Ltd.	1,883	3,866
Gamuda BHD	12,700	16,208
GEK Group of Companies SA (I)	925	2,715
Granite Construction, Inc.	500	12,265
Great Lakes Dredge & Dock Corp.	800	4,464
Grontmij NV	287	5,710
Group Five, Ltd. (I)	927	4,111
GS Engineering & Construction Corp.	154	18,868
Halla Engineering & Construction Corp.	560	11,175
Heijmans NV	103	2,595
Hellenic Technodomiki Tev SA	2,313	8,312
Hindustan Construction Company, Ltd.	4,756	3,384
HKC Holdings, Ltd. (I)	27,770	1,180
Hochtief AG	395	32,976
Hyundai Development Company	290	8,186
Hyundai Engineering &
Construction Company, Ltd.	280	22,721
IJM Corp. BHD	6,200	13,249
Implenia AG (I)	111	3,631
Impregilo SpA	4,555	14,281
Impulsora Del Desarrollo Y El Empleo en
America Latina SAB de CV (I)	13,100	22,936
Imtech NV	448	15,843
Insituform Technologies, Inc., Class A (I)	700	14,679
Interchina Holdings Co. (I)	15,000	2,571
IRB Infrastructure Developers, Ltd.	1,495	5,823
IVRCL Infrastructures & Projects, Ltd.	6,650	10,448
Jacobs Engineering Group, Inc. (I)	1,800	77,850
JGC Corp.	1,000	27,387
Kajima Corp.	5,000	$14,349
KBR, Inc.	2,900	109,301
Keller Group PLC	325	2,434
Kier Group PLC (I)	213	4,648
Kinden Corp.	1,000	8,551
Koninklijke BAM Groep NV	2,400	15,022
Koninklijke Boskalis Westinster NV	422	19,953
Kumho Industrial Company, Ltd. (I)	33	250
Kyowa Exeo Corp.	1,000	10,152
Lanco Infratech, Ltd. (I)	6,722	3,562
Larsen & Toubro, Ltd.	832	34,208
Layne Christensen Company (I)	400	12,136
Leighton Holdings, Ltd.	612	13,742
Macmahon Holdings, Ltd. (I)	4,908	2,961
Maeda Road Construction Company, Ltd.	1,000	9,736
Maire Tecnimont SpA	5,517	10,108
MasTec, Inc. (I)	1,000	19,720
Metallurgical Corp. of China, Ltd.	3,000	1,163
Michael Baker Corp. (I)	100	2,112
Michaniki SA (I)	2,623	955
Mirait Holdings Corp.	1,000	7,915
Monadelphous Group, Ltd.	333	6,603
Morgan Sindall PLC	210	2,132
Mota Engil	444	1,030
Murray & Roberts Holdings, Ltd. (I)	3,011	13,368
MYR Group, Inc. (I)	300	7,020
Nagarjuna Construction Company, Ltd.	1,391	2,525
NCC AB	467	10,625
Nippo Corp.	1,000	8,121
Nippon Road Company, Ltd.	3,000	9,045
Nishimatsu Construction Company, Ltd.	2,000	2,950
Northwest Pipe Company (I)	200	5,212
NRW Holdings, Ltd.	518	1,557
Obayashi Corp.	7,000	30,526
Obrascon Huarte Lain SA	995	38,023
Okumura Corp.	3,000	10,969
Orascom Construction Industries	461	21,183
Orion Marine Group, Inc. (I)	300	2,823
Outotec OYJ	215	12,223
PBG SA (I)	86	4,343
Peab AB	2,689	19,207
Penta-Ocean Construction Company, Ltd.	3,500	8,431
PER Aarsleff A/S	90	7,804
Pike Electric Corp. (I)	500	4,420
Polimex-Mostostal SA	26	31
Polnord SA	395	3,694
Promotora y Operadora de Infraestructura
SAB de CV (I)	3,700	17,823
Punj Lloyd, Ltd.	1,401	2,391
Quanta Services, Inc. (I)	2,800	56,560
Raubex Group, Ltd.	1,042	2,485
Sacyr Vallehermoso SA	289	2,733
Sacyr Vallehermoso SA	8	76
Salfacorp Sa	3,307	12,454
Samsung Engineering Company, Ltd.	321	77,016
Sanki Engineering Company, Ltd.	2,000	11,218
Severfield Rowen PLC	2,280	7,950
Shikun & Binu, Ltd.	842	2,104
Shimizu Corp.	3,000	12,482
Skanska AB, Series B	2,913	52,135
SNC-Lavalin Group, Inc.	700	42,735
Solar Millennium AG (I)	105	2,793
Sterling Construction Company, Inc. (I)	300	4,131
Strabag SE	782	23,243
Sweco AB	449	4,419
Taihei Dengyo Kaisha, Ltd.	2,000	15,091

The accompanying notes are an integral part of the financial statements.

76

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Construction & Engineering (continued)
Taikisha, Ltd.	600	$11,896
Taisei Corp.	9,000	20,631
Tekfen Holding AS	2,147	7,409
The Churchill Corp.	400	6,798
The Shaw Group, Inc. (I)	1,235	37,309
Toda Corp.	3,000	10,874
Tokyo Energy & Systems, Inc.	1,000	5,690
Toshiba Plant Systems & Services Corp.	1,000	11,857
Toyo Engineering Corp.	1,000	3,993
Tutor Perini Corp.	700	13,426
United Group, Ltd.	1,825	27,263
United Integrated Services Company, Ltd.	7,000	10,321
URS Corp. (I)	1,300	58,162
Veidekke ASA	501	4,566
Vianini Lavori SpA	357	2,223
Vinci SA	1,541	98,713
Voltas, Ltd.	1,873	6,707
Wavin NV (I)	158	2,384
Wilson Bayly Holmes-ovcon, Ltd.	130	2,118
YIT OYJ	616	15,401
Yokogawa Bridge Corp.	1,000	6,487
Yongnam Holdings, Ltd.	43,000	9,309
		2,591,778

Electrical Equipment
A123 Systems, Inc. (I)(L)	900	4,788
ABB, Ltd.	467	9,161
ABB, Ltd. (I)	12,743	330,443
Acuity Brands, Inc.	700	39,046
Alstom SA (L)	940	57,892
AMETEK, Inc.	2,100	94,290
AZZ, Inc.	300	13,740
Bekaert SA	642	48,872
Belden, Inc.	300	10,458
Bharat Heavy Electricals, Ltd.	439	20,145
Brady Corp., Class A	700	22,442
Broadwind Energy, Inc. (I)	900	1,305
China High Speed Transmission Equipment
Group Company, Ltd.	5,000	5,502
Cooper Industries PLC	2,100	125,307
Crompton Greaves, Ltd.	1,545	8,963
Dongfang Electric Corp. Ltd.	4,800	17,809
Emerson Electric Company	5,475	307,969
Encore Wire Corp.	500	12,110
Ener1, Inc. (I)	1,500	1,650
EnerSys (I)	900	30,978
Franklin Electric Company, Inc.	300	14,085
FSP Technology, Inc.	8,000	8,932
Fuelcell Energy, Inc. (I)	600	786
Fuji Electric Company, Ltd.	7,000	21,883
Fujikura, Ltd.	4,000	18,290
Furukawa Electric Company, Ltd.	4,000	16,695
Futaba Corp.	600	11,061
Gamesa Corporacion Tecnologica SA	1,660	13,448
Generac Holdings, Inc. (I)	700	13,580
General Cable Corp. (I)	900	38,322
Gintech Energy Corp.	5,049	12,472
GrafTech International, Ltd. (I)	1,700	34,459
GS Yuasa Corp.	2,000	13,362
Harbin Power Equipment Company, Ltd.	6,000	6,863
Hoku Corp. (I)(L)	1,300	2,119
Hubbell, Inc., Class B	800	51,960
Huber & Suhner AG	13	859
II-VI, Inc. (I)	800	20,480
Johnson Electric Holdings, Ltd.	11,000	7,363
Legrand SA, ADR	757	31,881
LS Cable, Ltd.	188	$19,465
LS Industrial Systems Company, Ltd.	164	11,877
LSI Industries, Inc.	300	2,382
Madeco SA (I)	184,091	8,902
Mersen	322	18,165
Mitsubishi Electric Corp.	5,000	58,068
Neo-Neon Holdings, Ltd.	10,000	2,740
Nexans SA	342	32,189
Nippon Carbon Company, Ltd.	1,000	3,014
Nippon Signal Company, Ltd.	800	6,184
Nitto Kogyo Corp.	100	1,186
Nordex AG (I)	111	1,000
Ormat Industries, Ltd.	811	5,348
Phihong Technology Company, Ltd.	5,851	11,910
Polypore International, Inc. (I)	800	54,272
Powell Industries, Inc. (I)	100	3,650
Powercom Compnay Ltd. (I)	5,000	8,586
Prysmian SpA	1,626	32,706
Q-Cells AG (I)	211	404
Regal-Beloit Corp.	600	40,062
Renewable Energy Corp. ASA (I)	3,561	6,118
Rockwell Automation, Inc.	1,400	121,464
Roper Industries, Inc.	1,400	116,620
Roth & Rau AG (I)	271	8,086
Saft Groupe SA	395	13,578
Schneider Electric SA	1,305	218,029
SGL Carbon AG (I)	292	16,514
Shanghai Electric Group Company, Ltd.	26,000	13,782
SMA Solar Technology AG	59	6,574
Solarworld AG (L)	724	9,780
Solon SE (I)	266	966
Somfy SA	66	19,908
Sumitomo Electric Industries, Ltd.	3,500	51,076
Suzlon Energy, Ltd. (I)	941	1,012
SWCC Showa Holdings Company, Ltd. (I)	6,000	7,650
Taihan Electric Wire Company, Ltd. (I)	484	2,933
Teco Electric & Machinery Company, Ltd.	20,000	14,458
The Babcock & Wilcox Company (I)	1,200	33,252
Thomas & Betts Corp. (I)	800	43,080
Tognum AG (I)	1,002	37,474
Toyo Electric Manufacturing Company, Ltd.	1,000	4,806
UQM Technologies, Inc. (I)(L)	900	2,025
Ushio, Inc.	1,400	27,689
Vacon OYJ	243	15,284
Vestas Wind Systems A/S (I)	992	23,062
Vicor Corp.	200	3,234
Walsin Lihwa Corp. (I)	39,000	19,585
Woodward, Inc.	900	31,374
XP Power, Ltd.	131	3,310
Zhuzhou CSR Times Electric Company, Ltd.	4,000	13,491
Zumtobel AG	627	16,457
		2,726,551

Industrial Conglomerates
3M Company	4,700	445,795
Aboitiz Equity Ventures, Inc.	38,000	36,848
Aditya Birla Nuvo, Ltd.	491	9,917
Alfa SAB de CV	2,600	38,750
Bakrie & Brothers Tbk PT (I)	1,496,000	11,729
Barloworld, Ltd.	2,065	21,104
Beijing Enterprises Holdings, Ltd.	4,000	20,925
Berjaya Corp. BHD (Kuala Lumpur Exchange)	16,100	6,461
Bidvest Group, Ltd.	1,720	38,330
Carlisle Companies, Inc.	800	39,384
Chongqing Machinery &
Electric Company, Ltd.	4,000	1,301

The accompanying notes are an integral part of the financial statements.

77

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Industrial Conglomerates (continued)
CIR-Compagnie Industriali Riunite SpA	2,773	$6,945
Citic Pacific, Ltd.	6,000	15,148
CJ Corp.	119	8,134
Clal Industries & Investments, Ltd.	576	4,216
Cookson Group PLC	3,162	34,131
CSR, Ltd.	11,474	35,820
Daetwyler Holding AG	23	1,999
Danaher Corp.	5,400	286,146
DCC PLC (Chi-X Europe)	1,040	29,628
Dogan Sirketler Grubu Holdings (I)	10,683	5,922
Doosan Corp.	64	7,511
Empresas Copec SA	2,167	41,036
Enka Insaat ve Sanayi AS	1,867	5,694
Far Eastern New Century Corp.	15,750	24,589
Fraser and Neave, Ltd.	7,000	33,047
General Electric Company	84,813	1,599,573
Grupo Carso SAB de CV	5,300	17,563
Hankyu Hanshin Holdings, Inc.	5,000	19,796
Hong Leong Asia, Ltd.	3,000	5,553
Hutchison Whampoa, Ltd.	11,000	119,262
Indus Holding AG	334	11,624
Jaiprakash Associates, Ltd.	3,873	7,031
Katakura Industries Company, Ltd.	700	7,421
Keihan Electric Railway Company, Ltd.	5,000	21,328
Keppel Corp., Ltd.	7,700	69,672
KOC Holdings AS	4,095	17,616
Koninklijke Philips Electronics NV	6,614	169,744
LG Corp.	666	50,377
Malaysian Resources Corp. BHD	27,150	20,120
MAX India, Ltd. (I)	1,717	7,039
Melco International Development	16,000	16,285
Mexichem SAB de CV	3,700	14,985
Miramar Hotel & Investment Company, Ltd.	8,000	9,464
MMC Corp. BHD	10,200	9,543
NWS Holdings, Ltd.	9,672	12,960
Orion Corp.	57	24,367
Orkla ASA	4,657	44,254
Raven Industries, Inc.	300	16,713
Reunert, Ltd.	873	7,895
Rheinmetall AG	265	23,460
Ruukki Group OYJ (I)	3,552	8,345
Samsung Techwin Company, Ltd.	124	10,862
SembCorp Industries, Ltd.	7,000	28,543
Shanghai Industrial Holdings, Ltd.	4,000	14,880
Siemens AG (L)	3,200	440,096
Sime Darby BHD	9,700	29,661
SK Holdings Company, Ltd.	178	31,082
SM Investments Corp.	1,060	13,119
Smiths Group PLC	2,696	51,969
Sonae	3,327	3,481
Standex International Corp.	300	9,201
Tyco International, Ltd.	1,829	90,407
		4,265,801

Machinery
3D Systems Corp. (I)	400	7,884
Aalberts Industries NV	535	12,507
Actuant Corp., Class A	900	24,147
AGCO Corp. (I)	1,300	64,168
Aida Engineering, Ltd.	1,000	4,727
Alamo Group, Inc.	400	9,480
Albany International Corp., Class A	400	10,556
Alfa Laval AB	2,028	43,704
Altra Holdings, Inc. (I)	300	7,197
Amada Company, Ltd.	3,000	23,079
American Railcar Industries, Inc. (I)	400	9,380
Ampco-Pittsburgh Corp.	100	$2,345
Andritz AG	156	16,063
Ashok Leyland, Ltd.	1,656	1,808
Astec Industries, Inc. (I)	400	14,792
Atlas Copco AB, Series A (I)	2,339	61,575
Atlas Copco AB, Series B (I)	1,570	36,962
ATS Automation Tooling Systems, Inc. (I)	1,702	13,606
Badger Meter, Inc.	300	11,097
Bando Chemical Industries, Ltd.	1,000	4,073
Barnes Group, Inc.	1,100	27,291
Beijer Alma AB	96	1,981
BEML, Ltd.	572	7,433
Blount International, Inc. (I)	500	8,735
Bobst Group AG (I)	236	8,842
Bodycote PLC	1,394	8,321
Bradken, Ltd.	1,082	9,296
Briggs & Stratton Corp.	1,100	21,846
Bucher Industries AG	32	7,088
Bucyrus International, Inc.	1,200	109,992
Burckhardt Compression Holding AG	4	1,221
Cargotec Corp. OYJ	270	13,838
Cascade Corp.	100	4,757
Caterpillar, Inc.	4,900	521,654
Chart Industries, Inc. (I)	600	32,388
Charter International PLC	2,032	25,832
China Automation Group, Ltd.	13,000	9,128
China National Materials Company, Ltd.	11,000	9,055
CIRCOR International, Inc.	400	17,132
CLARCOR, Inc.	765	36,169
CNH Global NV (I)	1,919	74,169
CNNC International, Ltd. (I)	10,000	5,666
Colfax Corp. (I)	500	12,400
Columbus McKinnon Corp./NY (I)	500	8,980
Concentric Ab (I)	1,200	8,310
Construcciones & Auxiliar
de Ferrocarriles SA (I)	30	17,662
Conzzeta Holding AG	4	11,369
Cosco Corp. Singapore, Ltd.	10,000	15,960
Crane Company	800	39,528
Cummins India, Ltd.	861	13,013
Cummins, Inc.	1,408	145,714
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	1,180	50,553
Daifuku Company, Ltd.	1,500	9,698
Danieli & C Officine Meccaniche SpA	270	7,463
Deere & Company	2,900	239,105
Delachaux SA	38	4,420
Demag Cranes Ag, New Shares (I)	396	25,497
Deutz AG (I)	380	3,752
Donaldson Company, Inc.	800	48,544
Doosan Infracore Company, Ltd. (I)	830	18,543
Dover Corp.	2,800	189,840
Duerr AG	342	13,886
Dynamic Materials Corp.	100	2,242
Eaton Corp.	3,200	164,640
Ebara Corp.	4,000	23,539
Energy Recovery, Inc. (I)	600	1,962
EnPro Industries, Inc. (I)	300	14,421
ESCO Technologies, Inc.	400	14,720
Eva Precision Industrial Holdings, Ltd.	24,000	7,377
Faiveley Transport	97	9,913
FANUC Corp.	800	133,401
Federal Signal Corp. (I)	1,100	7,216
Fenner PLC	4,741	30,553
Fiat Industrial SpA (I)	4,623	59,765
First Tractor Company	10,000	12,474

The accompanying notes are an integral part of the financial statements.

78

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Machinery (continued)
Flanders Corp. (I)	1,100	$3,630
Flowserve Corp.	500	54,945
FreightCar America, Inc. (I)	100	2,534
Fujitec Company, Ltd.	1,000	5,779
Furukawa Company, Ltd. (I)	3,000	3,077
Gardner Denver, Inc.	1,100	92,455
GEA Group AG	1,483	53,030
Georg Fischer AG (I)	30	16,495
Gildemeister AG (I)	397	8,338
Glory, Ltd.	500	11,255
Graco, Inc.	800	40,528
Graham Corp.	300	6,120
Greenbrier Companies, Inc. (I)	300	5,928
Haldex AB (I)	1,200	6,406
Haldex AB, Red Shares (I)	1,200	5,692
Hanjin Heavy Industries &
Construction Company, Ltd. (I)	414	13,987
Hanjin Heavy Industries & Construction
Holdings Company, Ltd.	120	1,230
Harsco Corp.	1,100	35,860
Heidelberger Druckmaschinen AG (I)	2,635	9,477
Hexagon AB	2,346	57,777
Hexpol AB	75	2,140
Hitachi Tool Engineering, Ltd.	800	8,740
Hitachi Zosen Corp.	7,500	11,677
Hyundai Heavy Industries Company, Ltd.	168	70,171
Hyundai Mipo Dockyard Company, Ltd.	154	24,576
IDEX Corp.	1,100	50,435
Illinois Tool Works, Inc.	4,100	231,609
IMI PLC	3,359	56,771
Ingersoll-Rand PLC	3,100	140,771
International Mining Machinery Holdings, Ltd.	7,500	7,260
Interpump SpA	762	6,518
Invensys PLC	5,363	27,710
Iochpe-Maxion SA	800	10,919
Iseki & Company, Ltd. (I)	3,000	7,681
Ishikawajima-Harima Heavy
Industries Company, Ltd.	9,000	23,301
Jain Irrigation Systems, Ltd.	1,975	7,536
Jaya Holdings, Ltd. (I)	8,000	3,810
John Bean Technologies Corp.	343	6,627
Joy Global, Inc.	1,100	104,764
Juki Corp.	1,000	2,884
Kadant, Inc. (I)	100	3,151
Kawasaki Heavy Industries, Ltd.	9,000	35,898
Kaydon Corp.	500	18,660
KCI Konecranes OYJ	207	8,404
Kennametal, Inc.	1,174	49,555
Kitz Corp.	1,000	5,858
Komatsu, Ltd.	3,700	115,119
Komori Corp.	700	6,246
Kone OYJ	649	40,750
Koyo Seiko Company, Ltd.	1,800	26,446
Krones AG	110	9,300
Kubota Corp.	4,000	35,616
Kurita Water Industries, Ltd.	700	20,900
LB Foster Co.	200	6,582
Lincoln Electric Holdings, Inc.	1,200	43,020
Lindsay Corp.	100	6,880
Lonking Holdings, Ltd.	24,000	13,180
Lupatech SA (I)	100	763
Lydall, Inc. (I)	600	7,176
Makino Milling Machine Company, Ltd.	1,000	9,308
Makita Corp.	700	32,522
Man Se, New	685	92,133
Max Company, Ltd.	1,000	12,377
Meidensha Corp.	2,000	$8,621
Melrose PLC (I)	3,200	18,592
Meritor, Inc. (I)	1,100	17,644
Met-Pro Corp.	200	2,276
Metka SA	436	4,998
Metso OYJ	2,220	126,090
Meyer Burger Technology AG (I)	313	13,826
Middleby Corp. (I)	200	18,808
Miller Industries, Inc.	300	5,607
Minebea Company, Ltd.	2,000	10,659
Mitsubishi Heavy Industries, Ltd.	18,000	84,814
Mitsuboshi Belting Company, Ltd.	1,000	4,964
Mitsui Engineering &
Shipbuilding Company, Ltd.	9,000	19,698
Miura Company, Ltd.	500	14,488
Morgan Crucible Company PLC	2,337	11,549
Mori Seiki Company, Ltd.	1,300	17,218
Mueller Industries, Inc.	800	30,328
Mueller Water Products, Inc.	1,800	7,164
Nabtesco Corp.	1,000	24,246
NACCO Industries, Inc., Class A	100	9,682
Nachi-Fujikoshi Corp.	1,000	5,935
Navistar International Corp. (I)	1,200	67,752
NGK INSULATORS, Ltd.	1,000	18,644
Nippon Thompson Company, Ltd.	1,000	8,283
Nitto Kohki Company, Ltd.	400	9,397
NKT Holding A/S	119	7,610
Nordson Corp.	800	43,880
Noritake Company, Ltd.	1,000	3,963
NSK, Ltd.	3,000	29,919
NTN Corp.	5,000	28,452
OKUMA Corp.	2,000	19,043
Omega Flex, Inc. (I)	100	1,403
OSG Corp.	400	5,577
Oshkosh Corp. (I)	1,300	37,622
Otto Marine, Ltd.	14,000	2,457
PACCAR, Inc.	2,556	130,586
Pall Corp.	1,100	61,853
Parker Hannifin Corp.	2,300	206,402
Pentair, Inc.	1,400	56,504
Pfeiffer Vacuum Technology AG	139	17,429
PMFG, Inc. (I)	100	1,985
RBC Bearings, Inc. (I)	300	11,328
Robbins & Myers, Inc.	868	45,874
Ryobi, Ltd.	1,000	4,511
Samsung Heavy Industries Company, Ltd.	810	36,370
Sandvik AB	3,943	69,137
Sauer-Danfoss, Inc. (I)	300	15,117
Scania AB, Series B	725	16,816
Schindler Holding AG - REG	174	21,131
Schweiter Technologies AG	25	17,328
Seco Tools AB	474	7,689
SembCorp Marine, Ltd.	4,000	17,331
Senior PLC	2,247	6,557
Shin Zu Shing Company, Ltd.	2,099	4,522
Shinmaywa Industries, Ltd.	3,000	11,458
Showa Aircraft Industry Company, Ltd.	1,000	8,202
Singamas Container Holdings, Ltd.	32,000	12,754
Sinotruk Hong Kong, Ltd.	3,000	2,099
Sintokogio, Ltd.	600	6,163
SKF AB	245	7,192
SKF AB, B Shares	1,824	52,775
SMC Corp.	300	54,050
Snap-On, Inc.	900	56,232
Spirax-Sarco Engineering PLC	456	14,645
SPX Corp.	800	66,128

The accompanying notes are an integral part of the financial statements.

79

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Machinery (continued)
Stanley Black & Decker, Inc.	2,156	$155,340
STX Corp.	484	10,302
STX Engine Company, Ltd.	440	12,819
STX Shipbuilding Company, Ltd.	430	12,809
Sulzer AG	175	28,476
Sumitomo Heavy Industries, Ltd.	8,000	55,744
Sun Hydraulics, Inc.	300	14,340
Swisslog Holding AG (I)	10,748	11,506
Tata Motors, Ltd., ADR	1,300	29,263
Tecumseh Products Company, Class A (I)	100	1,020
Tennant Company	300	11,979
Terex Corp. (I)	1,500	42,675
The Gorman-Rupp Company	375	12,353
The Japan Steel Works, Ltd.	2,000	13,761
The Manitowoc Company, Inc. (L)	2,700	45,468
The Toro Company	400	24,200
The Weir Group PLC	2,679	91,460
THK Company, Ltd.	1,200	30,547
Timken Company	1,500	75,600
Titan International, Inc.	525	12,737
Torishima Pump Manufacturing Company, Ltd.	200	3,213
Toromont Industries, Ltd.	500	9,850
Toshiba Machine Company, Ltd.	3,000	16,409
Trelleborg AB, Series B	821	9,115
TriMas Corp. (I)	500	12,375
Trinity Industries, Inc.	1,000	34,880
Tsubakimoto Chain Company, Ltd.	1,000	6,181
Tsurumi Manufacturing Company, Ltd.	1,000	7,286
Twin Disc, Inc.	400	15,452
Unaxis Holding AG (I)	520	4,195
Union Tool Company, Ltd.	100	2,177
United Tractors Tbk PT	12,053	35,094
Vallourec SA	690	84,023
Valmont Industries, Inc.	400	38,556
Volvo AB, Series A	2,331	40,651
Volvo AB, Series B	5,350	93,470
Vossloh AG	56	7,850
WABCO Holdings, Inc. (I)	1,000	69,060
Wabtec Corp.	600	39,432
Wacker Construction Equipment AG	190	3,273
Wartsila OYJ	1,392	46,969
Watts Water Technologies, Inc., Class A (L)	600	21,246
Weg SA	2,400	27,373
WMH Walter Meier AG (I)	28	7,308
Yangzijiang Shipbuilding Holdings, Ltd.	14,000	16,718
Zardoya Otis SA	1,160	17,083
		7,690,746

Marine
A P Moller Maersk A/S, Series A	6	51,770
Alexander & Baldwin, Inc.	800	38,528
China COSCO Holdings Company, Ltd.	18,500	14,555
China Shipping Container
Lines Company, Ltd. (I)	47,000	15,917
China Shipping Development Company, Ltd.	10,000	9,208
Chinese Maritime Transport, Ltd.	3,000	5,180
Companhia Sudamericana de Vapores SA	7,688	4,828
D/S Norden A/S	64	2,204
DFDS A/S	36	2,985
Eagle Bulk Shipping, Inc. (I)	900	2,232
Excel Maritime Carriers, Ltd. (I)(L)	700	2,170
Genco Shipping & Trading, Ltd. (I)(L)	600	4,512
Golden Ocean Group, Ltd.	4,000	4,078
Grindrod, Ltd.	3,074	6,340
Hanjin Shipping Company, Ltd.	581	12,198
Hanjin Shipping Holdings Company, Ltd.	98	1,165
Horizon Lines, Inc. (I)	900	$1,089
Hyundai Merchant Marine Company, Ltd.	994	29,656
Iino Kaiun Kaisha, Ltd.	1,300	6,403
International Shipholding Corp.	200	4,256
Kawasaki Kisen Kaisha, Ltd.	5,000	17,491
Kirby Corp. (I)	800	45,336
Korea Line Corp. (I)	165	954
Kuehne & Nagel International AG	323	49,024
Malaysian Bulk Carriers BHD	7,700	5,431
Mermaid Marine Australia, Ltd.	601	2,063
MISC BHD	6,240	15,217
Mitsui O.S.K. Lines, Ltd.	4,000	21,526
Neptune Orient Lines, Ltd.	7,000	8,758
Nippon Yusen Kabushiki Kaisha	10,000	37,232
Orient Overseas International, Ltd.	1,500	9,745
Pacific Basin Shipping, Ltd.	14,000	8,014
Shun Tak Holdings, Ltd.	12,000	7,308
Sincere Navigation Corp.	7,000	7,983
Sinotrans Shipping, Ltd.	15,500	4,606
STX Pan Ocean Company, Ltd.	870	6,132
Trada Maritime Tbk Pt	141,500	9,940
Trencor, Ltd.	1,264	6,537
U-Ming Marine Transport Corp.	4,000	8,579
Wan Hai Lines, Ltd. (I)	8,400	6,398
Wilh Wilhelmsen Holding ASA, Class A	150	4,262
Yang Ming Marine Transport Corp. (I)	16,499	12,573
		514,383

Professional Services
Acacia Research (I)	700	25,683
Adcorp Holdings, Ltd.	858	3,623
Adecco SA (I)	842	53,984
Angpanneforeningen AB	518	10,114
Barrett Business Services, Inc.	312	4,468
Brunel International NV	442	19,498
Bureau Veritas SA	318	26,858
Campbell Brothers, Ltd.	646	31,787
CBIZ, Inc. (I)	900	6,624
CDI Corp.	200	2,658
CoStar Group, Inc. (I)	300	17,784
CRA International, Inc. (I)	300	8,127
Dun & Bradstreet Corp.	600	45,324
Equifax, Inc.	1,800	62,496
Experian PLC	5,311	67,640
Exponent, Inc. (I)	300	13,053
FTI Consulting, Inc. (I)(L)	700	26,558
GFK AG	202	10,662
GP Strategies Corp. (I)	499	6,816
Hays PLC	14,281	23,609
Heidrick & Struggles International, Inc.	300	6,792
Hill International, Inc. (I)	800	4,608
Hudson Highland Group, Inc. (I)	200	1,070
Huron Consulting Group, Inc. (I)	600	18,126
ICF International, Inc. (I)	200	5,076
IHS, Inc., Class A (I)	700	58,394
Insperity, Inc.	300	8,883
Intertek Group PLC	1,429	45,252
Kelly Services, Inc., Class A (I)	400	6,600
Kforce, Inc. (I)	400	5,232
Korn/Ferry International (I)	800	17,592
LECG Corp. (I)	400	12
Manpower, Inc.	1,227	65,829
Mcmillan Shakespeare, Ltd.	251	2,580
Meitec Corp.	500	10,936
Michael Page International PLC	1,081	9,282
Mouchel Parkman PLC (I)	373	359

The accompanying notes are an integral part of the financial statements.

80

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Professional Services (continued)
Navigant Consulting Company (I)	1,000	$10,490
On Assignment, Inc. (I)	600	5,898
Poyry OYJ	603	8,654
Proffice AB	1,892	9,692
Randstad Holdings NV	1,047	48,388
Resources Connection, Inc.	700	8,428
Robert Half International, Inc.	1,200	32,436
SAI Global, Ltd.	2,788	14,204
School Specialty, Inc. (I)	200	2,878
Seek, Ltd.	692	4,801
SFN Group, Inc. (I)	800	7,272
SGS SA	29	55,054
SR Teleperformance SA	626	18,407
Stantec, Inc. (I)	200	5,806
Sthree PLC	3,291	20,970
Temp Holdings Company, Ltd.	600	5,553
The Advisory Board Company (I)	300	17,364
The Capita Group PLC	3,825	43,926
The Corporate Executive Board Company	500	21,825
The Dolan Company (I)	400	3,388
Towers Watson & Company, Class A	500	32,855
TrueBlue, Inc. (I)	500	7,240
USG People NV	965	16,689
Verisk Analytics, Inc., Class A (I)	1,300	45,006
Volt Information Sciences, Inc. (I)	500	4,900
VSE Corp.	100	2,490
W.S. Atkins PLC	1,648	19,785
		1,208,388

Road & Rail
All America Latina Logistica SA	5,200	43,748
AMERCO, Inc. (I)	350	33,653
Arkansas Best Corp.	300	7,119
Asciano Group	21,695	38,402
Avis Budget Group, Inc. (I)	2,200	37,598
Canadian National Railway Company	1,700	135,972
Canadian Pacific Railway, Ltd.	1,100	68,627
Celadon Group, Inc. (I)	300	4,188
Central Japan Railway Company, Ltd.	6	47,159
ComfortDelGro Corp., Ltd.	6,000	7,132
Con-way, Inc.	800	31,048
Container Corp of India	286	6,641
CSX Corp.	11,673	306,066
Dollar Thrifty Automotive Group, Inc. (I)	600	44,244
DSV A/S, ADR	687	16,485
East Japan Railway Company	1,500	86,196
Evergreen International Storage
& Transport Corp.	6,000	5,147
FirstGroup PLC	4,847	26,526
Fukuyama Transporting Company, Ltd.	3,000	15,996
Genesee & Wyoming, Inc., Class A (I)	700	41,048
Globaltrans Investment PLC, GDR	741	13,709
Go-Ahead Group PLC	135	3,427
Heartland Express, Inc.	1,100	18,216
Hertz Global Holdings, Inc. (I)	6,800	107,984
Hitachi Transport System, Ltd.	700	11,970
J.B. Hunt Transport Services, Inc.	1,100	51,799
Kansas City Southern (I)	1,400	83,062
Keihin Electric Express
Railway Company, Ltd.	2,000	14,481
Keio Corp.	4,000	22,065
Keisei Electric Railway Company, Ltd.	2,000	11,843
Kintetsu Corp. (L)	6,000	19,257
Knight Transportation, Inc.	1,100	18,689
Landstar System, Inc.	800	37,184
Localiza Rent a Car SA	300	5,363
Marten Transport, Ltd.	400	$8,640
MTR Corp., Ltd.	10,159	36,131
Nagoya Railroad Company, Ltd.	4,000	10,196
Nankai Electric Railway Company, Ltd.	3,000	11,791
National Express Group PLC	6,583	26,753
Nippon Express Company, Ltd.	7,000	28,384
Nippon Konpo Unyu Soko Company, Ltd.	1,000	10,648
Nishi-Nippon Railroad Company, Ltd.	3,000	12,909
Norfolk Southern Corp.	3,828	286,832
Odakyu Electric Railway Company, Ltd.	3,000	23,827
Old Dominion Freight Line, Inc. (I)	900	33,570
P.A.M. Transportation Services, Inc. (I)	300	2,961
RailAmerica, Inc. (I)	505	7,575
Ryder Systems, Inc.	800	45,480
Sagami Railway Company, Ltd.	3,000	8,220
Saia, Inc. (I)	300	5,085
Sankyu, Inc.	3,000	14,039
Seino Holdings Company, Ltd.	2,000	14,396
Senko Company, Ltd.	1,000	3,400
Shin-Keisei Electric Railway Company, Ltd.	2,000	8,655
Sixt AG	395	22,066
SMRT Corp., Ltd.	9,000	14,144
Stagecoach Group PLC	2,732	11,195
Tokyu Corp.	5,000	20,811
TransForce, Inc.	1,100	17,108
Transport International Holdings, Ltd.	2,800	8,239
Union Pacific Corp.	5,300	553,320
Universal Truckload Services, Inc. (I)	100	1,713
USA Truck, Inc. (I)	200	2,260
Werner Enterprises, Inc.	900	22,545
West Japan Railway Company, Ltd.	900	35,234
		2,730,171

Trading Companies & Distributors
Aceto Corp.	700	4,697
Adani Enterprises, Ltd.	790	12,659
AddTech AB	180	5,108
Aircastle, Ltd.	1,100	13,992
AKR Corporindo Tbk PT	55,000	13,663
Alesco Corp., Ltd.	615	1,802
Apac Resources, Ltd. (I)	100,000	5,220
Applied Industrial Technologies, Inc.	800	28,488
Ashtead Group PLC (I)	2,287	6,239
BayWa AG	220	9,185
BE Group AB (I)	1,490	9,188
Beacon Roofing Supply, Inc. (I)	1,000	22,820
Bergman & Beving AB	25	387
BlueLinx Holdings, Inc. (I)	300	693
Brenntag AG	41	4,766
Bunzl PLC	2,935	36,744
CAI International, Inc. (I)	600	12,396
CITIC Resources Holdings, Ltd. (I)	11,500	2,147
Cramo OYJ	941	20,524
Daewoo International Corp.	296	10,555
DXP Enterprises, Inc. (I)	200	5,070
Emeco Holdings, Ltd.	4,324	5,285
Eqstra Holdings, Ltd. (I)	4,732	4,759
Fastenal Company (L)	2,400	86,376
Finning International, Inc.	1,300	38,550
G & L Beijer AB	55	2,209
GATX Corp.	900	33,408
Grafton Group PLC	1,533	7,502
H&E Equipment Services, Inc. (I)	700	9,793
Hanwa Company, Ltd.	2,000	8,867
Houston Wire & Cable Company	400	6,220
IMS International Metal Service (I)	172	4,300

The accompanying notes are an integral part of the financial statements.

81

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Trading Companies & Distributors (continued)
Inaba Denki Sangyo Company, Ltd.	400	$10,665
Inabata & Company, Ltd.	1,600	9,978
Interline Brands, Inc. (I)	500	9,185
ITOCHU Corp.	7,000	72,815
Jalux, Inc.	500	4,555
Japan Pulp & Paper Company, Ltd.	1,000	3,431
Kaman Corp., Class A	400	14,188
Kanematsu Corp. (I)	9,000	8,878
Kloeckner & Company SE	742	22,303
Kuroda Electric Company, Ltd.	300	3,454
Lavendon Group PLC (I)	5,310	8,929
Lawson Products, Inc.	300	5,901
LG International Corp.	310	15,909
Marubeni Corp.	7,000	46,523
MISUMI Group, Inc.	800	20,715
Mitsubishi Corp.	5,200	130,286
Mitsui & Company, Ltd.	2,100	36,316
Mitsui & Company, Ltd., ADR	300	104,700
MSC Industrial Direct Company, Inc., Class A	700	46,417
Nagase & Company, Ltd.	1,000	12,313
Phoenix Solar AG	271	6,789
Ramirent OYJ	637	8,215
Reece Australia, Ltd.	929	20,733
Rexel SA	817	20,260
Richelieu Hardware, Ltd.	700	20,199
RNL BIO Company, Ltd. (I)	920	2,979
RSC Holdings, Inc. (I)	1,400	16,744
Rush Enterprises, Inc., Class A (I)	500	9,515
Russel Metals, Inc.	1,100	28,035
Samsung Corp.	840	64,814
Satair A/S	30	2,516
Schouw & Company A/S	100	2,644
SIG PLC (I)	6,281	13,761
SK Networks Company, Ltd.	610	6,260
Sojitz Corp.	11,400	21,387
Sumitomo Corp.	6,200	84,506
Superior Plus Corp.	700	8,144
TAL International Group, Inc.	700	24,171
Tat Hong Holdings, Ltd.	9,000	5,827
Textainer Group Holdings, Ltd.	1,000	30,740
Titan Machinery, Inc. (I)	400	11,512
Toyota Tsusho Corp.	2,000	34,277
Travis Perkins PLC (I)	1,035	16,438
United Rentals, Inc. (I)	671	17,043
W.W. Grainger, Inc.	700	107,555
Watsco, Inc.	400	27,196
WESCO International, Inc. (I)	800	43,272
Wolseley PLC	2,400	78,275
Yuasa Trading Company, Ltd.	7,000	11,026
		1,765,906

Transportation Infrastructure
Abertis Infraestructuras SA	1,887	42,157
Aeroports de Paris	235	22,104
Airports of Thailand PCL	6,000	7,030
Ansaldo STS SpA	410	5,747
Auckland International Airport, Ltd.	13,117	24,229
Australian Infrastructure Fund	5,379	11,111
Autostrade SpA	1,276	27,165
BBA Aviation PLC	4,353	15,203
Beijing Capital International Airport
Company, Ltd., Class H (I)	26,000	12,188
Brisa Auto Estrada SA	957	5,842
CCR SA	300	8,929
China Merchants Holdings
International Company, Ltd.	6,458	25,114
ConnectEast Group	53,679	$26,541
COSCO Pacific, Ltd.	6,000	10,571
Ferrovial SA (I)	3,229	40,773
Flughafen Wien AG	263	13,376
Flughafen Zuerich AG	30	13,687
Fraport AG, ADR	382	30,716
Gemina SpA (I)	17,011	17,417
Groupe Eurotunnel SA	2,308	25,806
Grupo Aeroportuario del Pacifico SA
de CV, Series B	900	3,691
Grupo Aeroportuario del Pacifico SAB
de CV, ADR	900	36,864
Grupo Aeroportuario del Sureste SAB
de CV, ADR	300	17,682
GZI Transportation, Ltd.	5,640	2,879
Hamburger Hafen und Logistik AG	130	5,646
Hong Kong Aircraft
Engineering Company, Ltd.	800	11,539
Hopewell Highway Infrastructure, Ltd., GDR	12,600	8,266
International Container Terminal Services, Inc.	17,000	19,716
Jasa Marga PT	36,000	15,246
Jiangsu Expressway, Ltd.	10,000	9,190
Kamigumi Company, Ltd.	3,000	28,057
Koninklijke Vopak NV	407	19,944
LLX Logistica SA (I)	587	1,805
Macquarie Airports, Ltd.	4,411	15,863
Macquarie Korea Infrastructure Fund	1,650	7,540
Malaysia Airports Holdings	3,300	7,069
Mitsubishi Logistics Corp.	1,000	11,230
Mitsui-Soko Company, Ltd.	1,000	3,927
Mundra Port and Special Economic Zone, Ltd.	4,100	14,881
Nissin Corp.	3,000	7,563
Obrascon Huarte Lain Brasil SA	200	8,561
PLUS Expressways BHD	10,000	14,970
Port of Tauranga, Ltd.	651	4,776
PortX Operacoes Portuarias SA (I)	587	1,290
Sia Engineering Company, Ltd.	3,000	10,630
Singapore Airport Terminal Services, Ltd.	3,920	8,299
Sumitomo Warehouse Company, Ltd.	3,000	13,634
Tav Havalimanlari Holding As (I)	958	4,808
Transurban Group, Ltd.	6,155	34,656
Yasuda Warehouse Company, Ltd.	1,000	5,992
Zhejiang Expressway Company, Ltd., Class H	12,000	9,066
		750,986
		33,936,729
Information Technology - 8.80%

Communications Equipment
AAC Acoustic Technologies Holdings, Inc.	10,000	23,578
Accton Technology Corp. (I)	15,000	9,615
Acme Packet, Inc. (I)	900	63,117
ADTRAN, Inc.	800	30,968
Adva AG Optical Networking (I)	1,343	8,228
Aiphone Company, Ltd.	400	7,136
Alcatel-Lucent (I)	10,870	62,754
Alcatel-Lucent, ADR (I)	1,300	7,501
Anaren, Inc. (I)	300	6,375
Arris Group, Inc. (I)	1,850	21,479
Aruba Networks, Inc. (I)	1,300	38,415
Ascom Holding AG	647	9,581
Avanzit SA (I)	7,249	2,584
Aviat Networks, Inc. (I)	1,300	5,122
Axis Communications AB	628	12,759
Beijing Enterprises Water Group, Ltd. (I)	12,000	3,327
Bel Fuse, Inc., Class B	300	6,507

The accompanying notes are an integral part of the financial statements.

82

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Communications Equipment (continued)
BigBand Networks, Inc. (I)	1,300	$2,821
Black Box Corp.	200	6,254
Blue Coat Systems, Inc. (I)	400	8,744
Brocade Communications Systems, Inc. (I)	5,800	37,468
Calix, Inc. (I)	700	14,574
Cisco Systems, Inc.	38,350	598,644
Cogo Group, Inc. (I)	600	3,204
Comtech Telecommunications Corp.	200	5,608
Cybertan Technology, Inc.	5,000	5,867
D-Link Corp.	7,980	7,316
Denki Kogyo Company, Ltd.	3,000	13,204
DG FastChannel, Inc. (I)	400	12,820
Digi International, Inc. (I)	500	6,500
Dragonwave, Inc. (I)	700	4,210
EchoStar Corp., Class A (I)	500	18,215
Eltek ASA (I)	1,541	1,400
EMS Technologies, Inc. (I)	200	6,594
Emulex Corp. (I)	1,300	11,180
EVS Broadcast Equipment SA	252	17,058
Exfo Electro Optical Engineering, Inc. (I)	55	422
Extreme Networks, Inc. (I)	1,700	5,508
F5 Networks, Inc. (I)	600	66,150
Finisar Corp. (I)(L)	1,100	19,833
Gemtek Technology Corp.	5,104	5,597
Globecomm Systems, Inc. (I)	400	6,224
Harmonic, Inc. (I)	1,700	12,291
Harris Corp. (L)	1,900	85,614
Hitachi Kokusai Electric, Inc.	1,000	8,328
ICOM, Inc. (I)	300	7,723
Infinera Corp. (I)	900	6,219
InterDigital, Inc. (L)	312	12,745
Ixia (I)	800	10,240
JDS Uniphase Corp. (I)	3,000	49,980
Juniper Networks, Inc. (I)	4,800	151,200
KVH Industries, Inc. (I)	200	2,126
Loral Space & Communications, Inc. (I)	500	34,735
Motorola Mobility Holdings, Inc. (I)(L)	2,562	56,466
Motorola Solutions, Inc. (I)	2,928	134,805
Netgear, Inc. (I)	500	21,860
Network Equipment Technologies, Inc. (I)	700	1,540
Nokia OYJ	5,224	33,740
Nokia OYJ, ADR (L)	8,000	51,360
Oplink Communications, Inc. (I)	300	5,589
Plantronics, Inc.	900	32,877
Polycom, Inc. (I)	1,300	83,590
Qualcomm, Inc.	12,000	681,480
Research In Motion, Ltd. (I)	1,600	46,252
Riverbed Technology, Inc. (I)	1,800	71,262
Sandvine Corp. (I)	7,000	16,766
Seachange International, Inc. (I)	300	3,234
Sonus Networks, Inc. (I)	1,700	5,508
Spirent Communications PLC	3,276	7,835
Sycamore Networks, Inc.	470	10,453
Symmetricom, Inc. (I)	900	5,247
TCL Communication
Technology Holdings, Ltd.	10,000	7,960
Tekelec, Inc. (I)	1,000	9,130
Telefonaktiebolaget LM Ericsson	2,500	35,950
Telefonaktiebolaget LM Ericsson, A Shares	272	3,838
Telefonaktiebolaget LM Ericsson, B Shares	11,837	170,246
Tellabs, Inc.	7,800	35,958
Telular Corp.	700	4,319
Thrane & Thrane A/S	102	5,375
TKH Group NV	170	5,490
Unizyx Holding Corp. (I)	6,000	4,981
Viasat, Inc. (I)	400	17,308
VTech Holdings, Ltd.	2,000	$23,869
Wi-LAN, Inc.	1,000	8,067
Wistron NeWeb Corp.	2,000	6,292
Zinwell Corp.	4,000	6,053
ZTE Corp., Class H	2,520	9,139
		3,209,501

Computers & Peripherals
Acer, Inc.	12,287	21,533
ADPT Corp. (I)	1,500	4,545
AmTRAN Technology Company, Ltd.	9,444	8,070
Apple, Inc. (I)	6,900	2,316,123
Asia Vital Components Company Ltd.	10,000	10,706
Asustek Computer, Inc. (I)	2,468	24,578
Avid Technology, Inc. (I)	800	15,072
Catcher Technology Company, Ltd.	5,720	36,303
Chicony Electronics Company, Ltd.	5,508	10,678
Chimei Innolux Corp. (I)	32,365	23,189
Clevo Company	5,000	9,728
CMC Magnetics Corp. (I)	50,000	11,350
Compal Electronics, Inc.	16,575	20,365
Cray, Inc. (I)	400	2,560
Dell, Inc. (I)	12,900	215,043
Diebold, Inc.	1,000	31,010
Eizo Nanao Corp.	100	1,892
Electronics for Imaging, Inc. (I)	1,100	18,942
EMC Corp. (I)	18,095	498,517
Foxconn Technology Company, Ltd.	6,757	28,117
Fujitsu, Ltd.	8,000	45,723
Gemalto NV	759	36,289
Getac Technology Corp.	14,000	6,711
Gigastorage Corp.	6,269	8,391
Hewlett-Packard Company	20,300	738,920
HTC Corp.	2,535	86,597
Hutchinson Technology, Inc. (I)	200	454
Hypercom Corp. (I)	400	3,932
Imation Corp. (I)	600	5,664
Immersion Corp. (I)	300	2,559
Intermec, Inc. (I)	1,300	14,352
Intevac, Inc. (I)	200	2,042
Inventec Company, Ltd.	20,616	10,790
Lenovo Group, Ltd.	34,000	19,533
Lexmark International, Inc., Class A (I)	1,065	31,162
Lite-On Technology Corp.	22,265	29,461
Logitech International SA (I)	1,458	16,337
Megachips Corp.	600	9,743
Micro-Star International Company, Ltd.	7,642	3,703
Mitac International Corp.	14,559	6,371
Moser Baer India, Ltd.	3,670	3,233
NCR Corp. (I)	2,200	41,558
NEC Corp. (I)	18,000	41,213
NetApp, Inc. (I)	2,500	131,950
Novatel Wireless, Inc. (I)	600	3,288
Pegatron Corp. (I)	6,642	6,904
Psion PLC	5,211	7,339
QLogic Corp. (I)	1,700	27,064
Quanta Computer, Inc. (I)	13,080	31,045
Quantum Corp. (I)	2,200	7,260
Rimage Corp.	200	2,686
Ritek Corp. (I)	45,359	12,571
SanDisk Corp. (I)	3,500	145,250
Seagate Technology PLC	6,600	106,656
Seiko Epson Corp.	1,200	20,794
Silicon Graphics International Corp. (I)	600	10,320
STEC, Inc. (I)	700	11,907
Stratasys, Inc. (I)	119	4,010

The accompanying notes are an integral part of the financial statements.

83

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Computers & Peripherals (continued)
Super Micro Computer, Inc. (I)	700	$11,263
Synaptics, Inc. (I)	500	12,870
Toshiba Corp.	16,000	84,679
Wacom Company, Ltd.	3	3,500
Western Digital Corp. (I)	3,400	123,692
Wincor Nixdorf AG	298	21,507
Wistron Corp.	13,027	23,223
		5,282,837

Electronic Equipment, Instruments & Components
Agilysys, Inc. (I)	300	2,502
Alps Electric Company, Ltd.	3,000	30,558
Amphenol Corp., Class A	1,992	107,548
Anixter International, Inc.	500	32,670
Anritsu Corp.	1,000	8,765
Arrow Electronics, Inc. (I)	1,700	70,550
AU Optronics Corp., ADR	5,523	37,998
Avnet, Inc. (I)	2,100	66,948
AVX Corp.	2,300	35,052
Barco NV	336	24,871
Benchmark Electronics, Inc. (I)	700	11,550
Brightpoint, Inc. (I)	1,000	8,110
Canon Electronics, Inc.	200	5,449
Career Technology MFG. Company, Ltd.	3,000	6,205
Celestica, Inc. (I)	2,600	22,780
Checkpoint Systems, Inc. (I)	600	10,728
Cheng UEI Precision Industry Company, Ltd.	5,151	13,475
Chin-Poon Industrial Company, Ltd.	9,000	7,202
China Aerospace International Holdings, Ltd.	76,000	8,037
Chroma ATE, Inc.	2,000	6,372
Chunghwa Picture Tubes, Ltd. (I)	29,162	3,534
Citizen Watch Company, Ltd.	3,500	20,930
Cognex Corp.	700	24,801
Coherent, Inc. (I)	400	22,108
Compeq Manufactuing Company, Ltd. (I)	5,000	2,329
Comverge, Inc. (I)	500	1,485
Corning, Inc.	14,200	257,730
CTS Corp.	400	3,868
Daeduck Electronics Company, Ltd.	1,390	11,911
Daktronics, Inc.	800	8,632
Datalogic Spa	499	4,597
DataTec, Ltd. (I)	2,172	12,394
Delta Electronics Thailand PCL	15,000	12,107
Delta Electronics, Inc. (I)	8,241	30,401
Digital China Holdings, Ltd.	6,000	9,688
Diploma PLC	2,172	13,080
Dolby Laboratories, Inc., Class A (I)	500	21,230
Domino Printing Sciences PLC (I)	631	6,907
DTS, Inc. (I)	300	12,165
Echelon Corp. (I)	700	6,363
Electro Rent Corp.	500	8,560
Electro Scientific Industries, Inc. (I)	400	7,720
Electrocomponents PLC	2,084	9,118
Elite Material Co Ltdelite Material Co Ltd.	5,000	4,763
Everlight Electronics Company, Ltd.	3,000	8,078
Evertz Technologies, Ltd.	100	1,363
FARO Technologies, Inc. (I)	400	17,520
FEI Company (I)	500	19,095
FLIR Systems, Inc.	1,479	49,857
Foxconn International Holdings, Ltd. (I)	21,000	9,305
FUJIFILM Holdings Corp.	2,900	90,392
Gerber Scientific, Inc. (I)	200	2,226
Halma PLC (I)	2,484	16,518
Hamamatsu Photonics KK	500	21,622
Hirose Electric Company, Ltd.	200	20,501
Hitachi High-Technologies Corp.	800	17,571
Hitachi, Ltd.	1,900	$113,164
Holystone Enterprise Company, Ltd. (I)	7,643	9,096
Hon Hai Precision Industry Company, Ltd.	35,636	122,923
Horiba, Ltd.	400	12,972
Hosiden Corp.	1,100	10,028
Hoya Corp.	1,700	37,681
Ibiden Company, Ltd.	900	28,149
Ingenico SA	483	23,544
Ingram Micro, Inc., Class A (I)	2,500	45,350
Insight Enterprises, Inc. (I)	1,000	17,710
Inspur International, Ltd.	45,000	2,409
IPG Photonics Corp. (I)	600	43,626
Itron, Inc. (I)	600	28,896
Jabil Circuit, Inc.	3,000	60,600
Japan Aviation Electronics Industry, Ltd.	1,000	7,302
Jenoptik AG (I)	706	6,603
Ju Teng International Holdings, Ltd.	10,000	2,897
Keyence Corp.	200	56,722
Kingboard Chemical Holdings, Ltd.	4,500	20,979
Kingboard Laminates Holdings, Ltd.	16,000	12,622
Koa Corp.	800	9,398
Kudelski SA	786	12,154
Kyocera Corp. (L)	800	81,936
L-1 Identity Solutions, Inc. (I)(L)	1,600	18,800
Laird Group PLC	1,534	4,986
Largan Precision Company, Ltd.	1,020	32,999
LEM Holding SA	16	11,030
LG Display Company, Ltd.	310	8,626
LG Display Company, Ltd., ADR	2,900	40,745
LG Innotek Company, Ltd.	123	11,145
Littelfuse, Inc.	500	29,360
Mabuchi Motor Company, Ltd.	200	10,106
Maxwell Technologies, Inc. (I)	400	6,476
Measurement Specialties, Inc. (I)	300	10,710
Mercury Computer Systems, Inc. (I)	500	9,340
Methode Electronics, Inc.	400	4,644
Micronic Laser Systems AB (I)	2,274	5,465
Microvision, Inc. (I)(L)	1,600	1,952
Miranda Technologies, Inc. (I)	300	2,348
Mitsumi Electric Company, Ltd.	800	7,906
Molex, Inc., Class A	1,000	21,480
MTS Systems Corp.	200	8,366
Multi-Fineline Electronix, Inc. (I)	300	6,483
Murata Manufacturing Company, Ltd.	1,000	66,801
National Instruments Corp.	1,650	48,989
Newport Corp. (I)	400	7,268
Nidec Corp.	400	37,338
Nihon Dempa Kogyo Company, Ltd.	200	2,816
Nippon Ceramic Company, Ltd.	100	2,031
Nippon Chemi-Con Corp.	1,000	6,303
Nippon Electric Glass Company, Ltd.	2,000	25,621
Oki Electric Industry Company, Ltd. (I)	3,000	2,776
Omron Corp.	1,500	41,693
OSI Systems, Inc. (I)	400	17,200
PAR Technology Corp. (I)	300	1,146
Park Electrochemical Corp.	400	11,180
Plexus Corp. (I)	500	17,405
Power-One, Inc. (I)(L)	1,200	9,720
Premier Farnell PLC	4,968	19,855
Pulse Electronics Corp.	800	3,536
RadiSys Corp. (I)	200	1,458
Richardson Electronics, Ltd.	300	4,077
Rofin-Sinar Technologies, Inc. (I)	600	20,490
Rogers Corp. (I)	300	13,860
Rotork PLC	289	7,821

The accompanying notes are an integral part of the financial statements.

84

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Electronic Equipment, Instruments &
Components (continued)
Ryosan Company, Ltd.	600	$12,810
Samsung Electro-Mechanics Company, Ltd.	352	30,504
Samsung SDI Company, Ltd.	287	44,163
Sanmina-SCI Corp. (I)	1,300	13,429
Scansource, Inc. (I)	600	22,488
Shimadzu Corp.	3,000	27,497
Sintek Photronic
Corpsintek Photronic Corp. (I)	15,000	11,298
SMART Modular
Technologies (WWH), Inc. (I)	1,100	10,076
SMK Corp.	1,000	4,389
Spectris PLC	1,738	44,409
Star Micronics Company, Ltd.	1,000	11,859
SYNNEX Corp. (I)	700	22,190
Synnex Technology International Corp.	6,045	14,700
Taiyo Yuden Company, Ltd.	2,000	26,019
TDK Corp.	1,500	82,905
TE Connectivity, Ltd.	2,000	73,520
Tech Data Corp. (I)	800	39,112
Topcon Corp.	1,700	9,639
Trimble Navigation, Ltd. (I)	1,600	63,424
Tripod Technology Corp. (I)	2,000	8,318
TTM Technologies, Inc. (I)	1,300	20,826
Unimicron Technology Corp.	6,000	10,732
Universal Display Corp. (I)	521	18,282
Vaisala OYJ	274	8,876
Venture Corp., Ltd.	2,000	13,925
Vishay Intertechnology, Inc. (I)	3,500	52,640
Vishay Precision Group, Inc. (I)	250	4,220
WPG Holdings Company, Ltd.	5,899	10,038
WT Microelectronics Company, Ltd.	8,000	14,793
X-Rite, Inc. (I)(L)	1,300	6,461
Yageo Corp.	39,000	17,794
Yamatake Corp.	600	13,391
Yaskawa Electric Corp.	3,000	33,651
Yokogawa Electric Corp. (I)	1,800	15,436
Young Fast Optoelectronics Company, Ltd. (I)	1,047	6,536
		3,517,301

Internet Software & Services
Akamai Technologies, Inc. (I)(L)	2,219	69,832
Alibaba.com, Ltd.	5,500	8,803
Ancestry.com, Inc. (I)(L)	600	24,834
AOL, Inc. (I)(L)	1,566	31,101
comScore, Inc. (I)	500	12,950
Constant Contact, Inc. (I)	200	5,076
Customers, Ltd.	3,092	2,491
Daou Technology, Inc.	1,190	8,769
DealerTrack Holdings, Inc. (I)	400	9,180
Dena Company, Ltd.	300	12,938
Dice Holdings, Inc. (I)	1,000	13,520
Digital River, Inc. (I)	600	19,296
E-Access, Ltd.	18	8,083
Earthlink, Inc.	2,300	17,699
eBay, Inc. (I)	10,900	351,743
Equinix, Inc. (I)	754	76,169
G-Resources Group, Ltd. (I)	84,000	6,852
Google, Inc., Class A (I)	1,800	911,484
IAC/InterActiveCorp (I)	1,600	61,072
InfoSpace, Inc. (I)	300	2,736
Internap Network Services Corp. (I)	800	5,880
Internet Initiative Japan, Inc.	3	11,629
j2 Global Communications, Inc. (I)	600	16,938
Kakaku.com, Inc.	2	14,077
Limelight Networks, Inc. (I)	2,200	10,032
Liquidity Services, Inc. (I)	200	$4,722
LogMeIn, Inc. (I)	200	7,714
LoopNet, Inc. (I)	700	12,866
Marchex, Inc., Class B (L)	200	1,776
Meetic (I)	378	8,201
ModusLink Global Solutions, Inc.	200	896
Monster Worldwide, Inc. (I)	1,600	23,456
Move, Inc. (I)	2,500	5,475
Net Entertainment Ne AB (I)	203	1,941
NHN Corp. (I)	235	41,687
NIC, Inc.	800	10,768
Open Text Corp. (I)	600	38,465
Openwave Systems, Inc. (I)	1,800	4,122
Opera Software ASA	1,998	12,596
Perficient, Inc. (I)	500	5,130
QuinStreet, Inc. (I)	500	6,490
Rackspace Hosting, Inc. (I)(L)	2,100	89,754
RealNetworks, Inc. (I)	2,800	9,520
RightNow Technologies, Inc. (I)	600	19,440
Saba Software, Inc. (I)	800	7,224
SAVVIS, Inc. (I)	804	31,782
Stamps.com, Inc.	400	5,336
Support.com, Inc. (I)	600	2,880
TechTarget, Inc. (I)	289	2,188
Telecity Group PLC (I)	1,389	12,356
Tencent Holdings, Ltd.	3,800	104,317
Tiscali SpA (I)	46,781	4,291
Travelzoo, Inc. (I)(L)	400	25,856
United Internet AG	711	14,945
United Online, Inc.	1,300	7,839
ValueClick, Inc. (I)	900	14,940
VeriSign, Inc.	1,600	53,536
VistaPrint NV (I)(L)	629	30,098
Vocus, Inc. (I)	100	3,061
Web.com Group, Inc. (I)	700	8,624
WebMD Health Corp. (I)	800	36,464
XO Group, Inc. (I)	300	2,985
Yahoo! Japan Corp.	74	25,475
Yahoo!, Inc. (I)	11,400	171,456
Zix Corp. (I)	1,800	6,912
		2,590,768

IT Services
Accenture PLC, Class A	4,300	259,806
Acxiom Corp. (I)	1,700	22,287
Alliance Data Systems Corp. (I)(L)	700	65,849
Alten SA	466	18,540
Amdocs, Ltd. (I)	2,900	88,131
Atos Origin SA	196	11,075
Automatic Data Processing, Inc.	3,465	182,536
Broadridge Financial Solutions, Inc.	2,000	48,140
CACI International, Inc., Class A (I)	500	31,540
Cap Gemini SA	1,092	63,980
Cardtronics, Inc. (I)	700	16,415
Cass Information Systems, Inc.	100	3,776
CGI Group, Inc. (I)	2,300	56,782
China Information Technology, Inc. (I)(L)	800	1,664
Ciber, Inc. (I)	1,400	7,770
Cognizant Technology
Solutions Corp., Class A (I)	2,100	154,014
Computacenter PLC	4,615	35,557
Computer Sciences Corp.	2,100	79,716
Computershare, Ltd.	3,023	28,778
Convergys Corp. (I)	2,400	32,736
CoreLogic, Inc. (I)	1,400	23,394
CSE Global, Ltd.	12,000	12,323

The accompanying notes are an integral part of the financial statements.

85

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
IT Services (continued)
CSG Systems International, Inc. (I)	400	$7,392
CSK Corp. (I)	500	2,024
DST Systems, Inc.	600	31,680
Ementor ASA	1,060	11,150
Euronet Worldwide, Inc. (I)	830	12,790
ExlService Holdings, Inc. (I)	500	11,550
Fidelity National Information Services, Inc.	4,300	132,397
Fiserv, Inc. (I)	2,300	144,049
Forrester Research, Inc.	300	9,888
Gartner, Inc. (I)	1,400	56,406
Genpact, Ltd. (I)	3,100	53,444
GFI Informatique SA (I)	1,624	9,206
Global Cash Access Holdings, Inc. (I)	1,000	3,180
Global Payments, Inc.	1,100	56,100
Groupe Steria SA	723	21,310
GTL, Ltd.	434	890
HCL Infosystems, Ltd.	2,958	5,869
HCL Technologies, Ltd.	1,025	11,387
Heartland Payment Systems, Inc.	500	10,300
Hexaware Technologies, Ltd.	7,460	11,709
Hi Sun Technology China, Ltd. (I)	15,000	4,251
HIQ International AB (I)	1,776	10,381
iGate Corp. (I)	650	10,608
Indra Sistemas SA	937	19,379
Infosys, Ltd.	338	21,979
Infosys, Ltd., ADR (L)	1,300	84,799
International Business Machines Corp.	9,100	1,561,105
Iress Market Technology, Ltd.	2,010	19,463
IT Holdings Corp.	300	2,671
Itochu Techno-Science Corp.	400	14,233
Jack Henry & Associates, Inc.	1,200	36,012
Lender Processing Services, Inc.	800	16,728
Lionbridge Technologies, Inc. (I)	600	1,908
Logica PLC (I)	14,174	30,463
ManTech International Corp., Class A	300	13,326
Mastech Holdings, Inc. (I)	13	44
MasterCard, Inc., Class A	800	241,072
MAXIMUS, Inc.	200	16,546
MoneyGram International, Inc. (I)	1,400	4,648
Mphasis, Ltd.	1,558	15,169
Net One Systems Company, Ltd.	3	5,790
NeuStar, Inc., Class A (I)	975	25,545
Nihon Unisys, Ltd.	1,200	7,190
Nomura Research Institute, Ltd.	600	13,133
NS Solutions Corp.	300	5,872
NTT Data Corp.	7	23,262
OBIC Company, Ltd.	70	13,071
Online Resources Corp. (I)	800	2,608
Ordina NV (I)	210	1,013
Otsuka Corp.	100	6,233
Panasonic Electric Works Information
Systems Company, Ltd.	300	8,389
Patni Computer Systems, Ltd., ADR	300	4,380
Paychex, Inc.	2,465	75,725
Redecard SA	2,000	30,141
Rolta India, Ltd.	3,026	8,759
SAIC, Inc. (I)(L)	4,975	83,680
Sapient Corp. (I)	1,600	24,048
Satyam Computer Services, Ltd. (I)	3,019	5,677
SMS Management & Technology, Ltd.	1,494	10,122
Sonda SA	5,869	16,187
SRA International, Inc., Class A (I)	700	21,644
Syntel, Inc.	700	41,384
Tata Consultancy Services, Ltd.	2,054	54,420
Tech Mahindra, Ltd. (I)	391	6,353
TeleTech Holdings, Inc. (I)	900	18,972
Teradata Corp. (I)	1,400	$84,280
The Hackett Group, Inc. (I)	1,000	5,090
The Western Union Company	4,700	94,141
Tieto OYJ	537	9,083
TKC Corp.	400	9,138
TNS, Inc. (I)	400	6,640
Total Systems Services, Inc. (L)	2,600	48,308
Travelsky Technology, Ltd.	12,000	7,589
Unisys Corp. (I)	500	12,850
VeriFone Systems, Inc. (I)	1,300	57,655
Virtusa Corp. (I)	600	11,370
Visa, Inc., Class A	4,100	345,466
Wipro, Ltd.	661	6,180
Wipro, Ltd., ADR (L)	1,666	21,941
Wire Card AG	551	9,848
Wright Express Corp. (I)	500	26,035
Xchanging PLC (I)	4,028	6,784
Zuken, Inc.	900	6,396
		5,254,707

Office Electronics
Ability Enterprise Co., Ltd.	2,000	2,761
Brother Industries, Ltd.	2,200	32,513
CANON, Inc.	3,600	171,324
Konica Minolta Holdings, Inc.	4,000	33,375
Neopost SA	286	24,570
Ricoh Company, Ltd.	3,000	33,283
Riso Kagaku Corp.	200	3,329
Toshiba TEC Corp.	1,000	4,372
Xerox Corp.	20,396	212,257
Zebra Technologies Corp., Class A (I)	900	37,953
		555,737

Semiconductors & Semiconductor Equipment
Advanced Analogic Technologies, Inc. (I)	1,200	7,266
Advanced Energy Industries, Inc. (I)	400	5,916
Advanced Micro Devices, Inc. (I)	8,500	59,415
Advanced Semiconductor Engineering, Inc.	30,797	34,188
Advantest Corp.	500	9,194
Aixtron Bank AG (L)	2,020	68,940
Ali Corp. (I)	8,000	11,619
Altera Corp.	2,500	115,875
Amkor Technology, Inc. (I)	2,800	17,276
Anadigics, Inc. (I)(L)	1,200	3,852
Analog Devices, Inc.	2,720	106,461
Applied Materials, Inc.	12,400	161,324
Applied Micro Circuits Corp. (I)	900	7,974
ARM Holdings PLC	4,100	116,563
ASM International NV	1,150	45,384
ASM Pacific Technology, Ltd.	1,800	24,885
ASML Holding NV	1,961	72,248
Atmel Corp. (I)	6,000	84,420
ATMI, Inc. (I)	400	8,172
AXT, Inc. (I)	800	6,784
BE Semiconductor Industries NV	812	7,065
Broadcom Corp., Class A (I)	3,100	104,284
Brooks Automation, Inc. (I)	1,100	11,946
Cabot Microelectronics Corp. (I)	500	23,235
Cavium, Inc. (I)	600	26,154
Ceva, Inc. (I)	500	15,230
Cirrus Logic, Inc. (I)	700	11,130
Cohu, Inc.	300	3,933
Cree, Inc. (I)(L)	1,100	36,949
CSR PLC	763	3,792
Cymer, Inc. (I)	400	19,804
Cypress Semiconductor Corp. (I)	2,600	54,964

The accompanying notes are an integral part of the financial statements.

86

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Semiconductors & Semiconductor Equipment (continued)
Dainippon Screen
Manufacturing Company, Ltd.	2,000	$17,046
Dialog Semiconductor PLC (I)	447	8,124
Diodes, Inc. (I)	700	18,270
Disco Corp.	100	6,339
DSP Group, Inc. (I)	300	2,610
Elan Microelectronics Corp.	5,050	5,783
Elpida Memory, Inc. (I)	1,800	21,191
Energy Conversion Devices, Inc. (I)(L)	500	590
Entegris, Inc. (I)	1,700	17,204
Epistar Corp.	6,000	17,876
Exar Corp. (I)	600	3,798
Fairchild Semiconductor International, Inc. (I)	2,200	36,762
First Solar, Inc. (I)(L)	500	66,135
Forhouse Corp. (I)	7,000	5,499
FormFactor, Inc. (I)	945	8,562
GSI Technology, Inc. (I)	800	5,760
GT Solar International, Inc. (I)(L)	1,900	30,780
Hansol LCD, Inc.	175	5,200
Hittite Microwave Corp. (I)	500	30,955
Hynix Semiconductor, Inc.	2,070	48,888
Infineon Technologies AG	11,647	130,693
Infineon Technologies AG, ADR	1,444	16,245
Inotera Memories, Inc. (I)	13,000	4,043
Integrated Device Technology, Inc. (I)	2,400	18,864
Integrated Silicon Solution, Inc. (I)	500	4,835
Intel Corp.	50,800	1,125,728
International Rectifier Corp. (I)	900	25,173
Intersil Corp., Class A	1,600	20,560
IXYS Corp. (I)	300	4,494
Kinsus Interconnect Technology Corp.	4,000	16,387
KLA-Tencor Corp.	2,500	101,200
Kontron AG	927	9,895
Kopin Corp. (I)	500	2,355
Kulicke & Soffa Industries, Inc. (I)	1,200	13,368
Lam Research Corp. (I)	1,327	58,760
Lattice Semiconductor Corp. (I)	2,576	16,796
Linear Technology Corp.	1,959	64,686
LSI Corp. (I)	8,483	60,399
LTX-Credence Corp. (I)	433	3,871
Macronix International Company, Ltd.	27,269	16,746
Marvell Technology Group, Ltd. (I)	4,500	66,443
Maxim Integrated Products, Inc.	4,100	104,796
MediaTek, Inc.	4,026	43,891
Mellanox Technologies, Ltd. (I)	228	6,662
MEMC Electronic Materials, Inc. (I)	2,874	24,515
Micrel, Inc.	1,100	11,638
Microchip Technology, Inc. (L)	2,000	75,820
Micron Technology, Inc. (I)	14,800	110,704
Micronas Semiconductor Holding AG (I)	1,672	14,392
Microsemi Corp. (I)	1,400	28,700
Mindspeed Technologies, Inc. (I)	400	3,200
MIPS Technologies, Inc. (I)	500	3,455
MKS Instruments, Inc.	800	21,136
Monolithic Power Systems, Inc. (I)	300	4,626
MoSys, Inc. (I)(L)	900	5,175
Nanometrics, Inc. (I)	400	7,596
Nanya Technology Corp. (I)	27,181	7,705
National Semiconductor Corp.	3,506	86,283
NEC Electronics Corp. (I)	1,300	11,239
Netlogic Microsystems, Inc. (I)	1,050	42,441
Novellus Systems, Inc. (I)	1,400	50,596
NVIDIA Corp. (I)	5,400	86,049
Omnivision Technologies, Inc. (I)	1,100	38,291
ON Semiconductor Corp. (I)	4,400	46,068
Opto Technology Corp.	9,000	5,546
Pericom Semiconductor Corp. (I)	400	$3,576
Photronics, Inc. (I)	1,000	8,470
PMC-Sierra, Inc. (I)	3,400	25,738
Power Integrations, Inc.	400	15,372
Powertech Technology, Inc. (I)	3,000	10,082
Radiant Opto-Electronics Corp.	6,365	20,756
Realtek Semiconductor Corp.	4,080	7,884
RF Micro Devices, Inc. (I)	3,400	20,808
Richtek Technology Corp.	1,050	7,235
Rohm Company, Ltd.	900	51,567
Rubicon Technology, Inc. (I)(L)	400	6,744
Rudolph Technologies, Inc. (I)	600	6,426
Samsung Electronics Company, Ltd.	467	362,971
Sanken Electric Company, Ltd.	1,000	5,899
Semiconductor
Manufacturing International Corp. (I)	265,000	21,649
Semtech Corp. (I)	800	21,872
Shinko Electric Industries Company, Ltd.	800	7,537
Sigma Designs, Inc. (I)	900	6,876
Sigurd Microelectronics Corp.	12,000	10,873
Silicon Image, Inc. (I)	400	2,584
Silicon Laboratories, Inc. (I)	700	28,882
Siliconware Precision Industries Company	2,812	17,491
Siliconware Precision Industries Company	5,000	6,460
Skyworks Solutions, Inc. (I)	3,000	68,940
SOITEC (I)(L)	1,651	18,372
Sonix Technology Company, Ltd.	5,000	10,522
Spansion, Inc., Class A (I)	900	17,343
Standard Microsystems Corp. (I)	300	8,097
STMicroelectronics NV	5,121	51,037
Sumco Corp. (I)	900	15,200
SunPower Corp., Class A (I)	55	1,063
SunPower Corp., Class B (I)	247	4,108
Supertex, Inc. (I)	100	2,240
Taiwan Semiconductor
Manufacturing Company, Ltd.	85,530	216,483
Teradyne, Inc. (I)(L)	2,400	35,520
Tessera Technologies, Inc. (I)	1,000	17,140
Texas Instruments, Inc.	8,700	285,621
Tokyo Electron, Ltd.	700	38,187
Tokyo Seimitsu Company, Ltd.	200	3,886
Tower Semiconductor, Ltd. (I)	2,276	2,691
TriQuint Semiconductor, Inc. (I)	4,300	43,817
Tyntek Corp.	8,000	4,992
Ultra Clean Holdings, Inc. (I)	400	3,632
Ultratech, Inc. (I)	200	6,076
ULVAC, Inc. (I)	300	7,405
Unisem M BHD	18,850	9,934
United Microelectronics Corp.	97,620	48,571
Varian Semiconductor
Equipment Associates, Inc. (I)	1,200	73,728
Veeco Instruments, Inc. (I)(L)	600	29,046
Volterra Semiconductor Corp. (I)	300	7,398
Winbond Electronics Corp. (I)	64,000	19,021
Wolfson Microelectronics PLC (I)	1,312	3,597
Xilinx, Inc. (L)	2,900	105,763
Zoran Corp. (I)	700	5,880
		6,108,741

Software
Absolute Software Corp. (I)	200	881
Accelrys, Inc. (I)	312	2,218
ACI Worldwide, Inc. (I)	400	13,508
Activision Blizzard, Inc.	7,300	85,264
Actuate Corp. (I)	1,000	5,850
Adobe Systems, Inc. (I)	4,784	150,457

The accompanying notes are an integral part of the financial statements.

87

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Software (continued)
Advent Software, Inc. (I)(L)	800	$22,536
ANSYS, Inc. (I)	1,400	76,538
Ariba, Inc. (I)	1,400	48,258
Asseco Poland SA	707	12,776
Autodesk, Inc. (I)	2,000	77,200
Autonomy Corp. PLC (I)	1,864	51,070
Aveva Group PLC	375	10,310
Blackbaud, Inc.	700	19,404
BMC Software, Inc. (I)	1,500	82,050
Bottomline Technologies, Inc. (I)	300	7,413
CA, Inc.	3,700	84,508
Cadence Design Systems, Inc. (I)	3,800	40,128
Capcom Company, Ltd.	300	6,940
Citrix Systems, Inc. (I)	1,900	152,000
CommVault Systems, Inc. (I)	600	26,670
Compuware Corp. (I)	3,636	35,487
Concur Technologies, Inc. (I)	700	35,049
Cyberlink Corp.	2,015	6,085
Dassault Systemes SA	135	11,494
Dassault Systemes SA, ADR	178	15,237
Deltek, Inc. (I)	800	5,992
DemandTec, Inc. (I)	400	3,640
Dicom Group PLC (I)	695	4,939
Digimarc Corp. (I)	200	7,006
DTS Corp.	900	8,767
DuzonBlzon Company, Ltd. (I)	520	4,739
Ebix, Inc. (I)(L)	600	11,430
Electronic Arts, Inc. (I)	4,600	108,560
EPIQ Systems, Inc.	400	5,688
ePlus, Inc. (I)	300	7,932
Exact Holdings NV	78	2,386
FactSet Research Systems, Inc.	300	30,696
Fair Isaac Corp.	700	21,140
FalconStor Software, Inc. (I)	800	3,584
Fidessa Group PLC	652	20,273
Financial Technologies India, Ltd.	236	4,628
Fortinet, Inc. (I)	2,000	54,580
Fuji Software ABC, Inc.	400	5,863
Geodesic, Ltd.	2,978	4,703
Hong Kong Energy Holdings, Ltd. (I)	327	29
Industrial & Financial Systems AB	1,400	26,278
Informatica Corp. (I)	1,200	70,116
Interactive Intelligence Group (I)	200	7,020
Intuit, Inc. (I)	2,000	103,720
JDA Software Group, Inc. (I)	502	15,507
Kenexa Corp. (I)	600	14,388
Kingdee International Software
Group Company, Ltd.	12,000	6,493
Kingsoft Corp., Ltd.	12,000	6,798
Konami Corp.	600	14,236
Lawson Software, Inc. (I)	2,200	24,684
MacDonald Dettwiler & Associates, Ltd.	400	22,662
Manhattan Associates, Inc. (I)	400	13,776
Mentor Graphics Corp. (I)	2,200	28,182
Micro Focus International PLC	489	2,631
MICROS Systems, Inc. (I)	1,300	64,623
Microsoft Corp.	58,608	1,523,808
MicroStrategy, Inc., Class A (I)	100	16,268
Misys PLC (I)	5,600	37,750
Monotype Imaging Holdings, Inc. (I)	600	8,478
NCSoft Corp.	135	36,912
Netscout Systems, Inc. (I)	600	12,534
NetSuite, Inc. (I)	597	23,402
NICE Systems, Ltd., ADR (I)	600	21,816
Nintendo Company, Ltd.	300	56,496
Nuance Communications, Inc. (I)	4,100	88,027
OBIC Business Consultants, Ltd.	250	$14,723
Opnet Technologies, Inc.	445	18,218
Oracle Corp.	31,754	1,045,024
Oracle Corp. Japan	300	13,073
Oracle Financial Services Software, Ltd. (I)	194	10,006
Parametric Technology Corp. (I)	1,500	34,395
Progress Software Corp. (I)	750	18,098
PROS Holdings, Inc. (I)	700	12,243
Quest Software, Inc. (I)	1,300	29,549
Radiant Systems, Inc. (I)	300	6,270
Red Hat, Inc. (I)	1,585	72,752
Redflex Holdings, Ltd.	5,097	9,601
Renaissance Learning, Inc.	300	3,762
Retalix, Ltd. (I)	527	7,489
RM PLC (I)	1,719	4,021
Rosetta Stone, Inc. (I)	300	4,842
Rovi Corp. (I)	1,500	86,040
S1 Corp. (I)	700	5,236
Salesforce.com, Inc. (I)	1,100	163,878
SAP AG	474	28,669
SAP AG, ADR	2,700	163,755
SimCorp A/S	51	10,061
Smith Micro Software, Inc. (I)	700	2,947
Software AG	783	46,911
SolarWinds, Inc. (I)(L)	1,000	26,140
Solera Holdings, Inc.	1,000	59,160
Sourcefire, Inc. (I)	200	5,944
Square Enix Company, Ltd.	400	7,214
SRS Labs, Inc. (I)	400	3,836
SS&C Technologies Holdings, Inc. (I)	500	9,935
SuccessFactors, Inc. (I)	1,000	29,400
Symantec Corp. (I)	7,200	141,984
Synchronoss Technologies, Inc. (I)	500	15,865
Synopsys, Inc. (I)	2,100	53,991
Take-Two Interactive Software, Inc. (I)	1,019	15,570
Taleo Corp. (I)	258	9,554
Tanla Solutions, Ltd.	2,423	764
TeleCommunication Systems, Inc. (I)	300	1,449
Temenos Group AG (I)	448	13,846
The Descartes Systems Group, Inc. (I)	600	4,311
The Sage Group PLC	10,352	48,001
THQ, Inc. (I)	1,200	4,344
TIBCO Software, Inc. (I)	3,100	89,962
Totvs SA	500	9,227
Trend Micro, Inc.	500	15,523
Tyler Technologies, Inc. (I)	500	13,390
UBISOFT Entertainment SA (I)	662	6,637
Unit 4 Agresso NV	323	11,678
VirnetX Holding Corp. (I)(L)	500	14,470
VMware, Inc., Class A (I)	800	80,184
Websense, Inc. (I)	564	14,647
		6,161,100
		32,680,692
Materials - 6.09%

Chemicals
A. Schulman, Inc.	500	12,595
Adeka Corp.	1,400	14,219
Aeci, Ltd.	576	7,195
African Oxygen, Ltd.	1,477	4,292
Agrium, Inc.	1,000	87,812
Air Liquide SA	1,138	163,123
Air Products & Chemicals, Inc.	1,500	143,370
Air Water, Inc.	1,000	12,052
Airgas, Inc.	1,200	84,048

The accompanying notes are an integral part of the financial statements.

88

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Chemicals (continued)
Akzo Nobel NV	1,812	$114,306
Albemarle Corp.	1,000	69,200
American Vanguard Corp.	200	2,594
Arakawa Chemical Industries, Ltd.	600	5,694
Arch Chemicals, Inc.	200	6,888
Arkema SA	378	38,914
Asahi Kasei Corp.	10,000	67,524
Asahi Organic Chemicals
Industry Company, Ltd.	3,000	8,391
Ashland, Inc.	1,300	84,006
Asia Polymer Corp.	8,000	13,116
Asian Paints, Ltd.	192	13,627
Balchem Corp.	450	19,701
BASF SE	3,942	385,765
Batu Kawan BHD	600	3,403
Braskem SA, ADR	800	23,264
Cabot Corp.	900	35,883
Calgon Carbon Corp. (I)	900	15,300
Celanese Corp., Series A	1,300	69,303
CF Industries Holdings, Inc.	1,038	147,053
Cheil Industries, Inc.	410	49,223
China BlueChemical, Ltd.	18,000	14,931
China Lumena New Materials Corpchina
Lumena New Materials	26,000	10,520
China Manmade Fibers Corp. (I)	5,000	2,185
China Petrochemical Development Corp. (I)	10,600	12,218
China Steel Chemical Corp.	3,000	16,146
Ciech SA (I)	754	6,478
Clariant AG (I)	3,320	63,462
Coromandel International, Ltd. (I)	62	483
Croda International PLC (I)	768	23,260
Cytec Industries, Inc.	800	45,752
Daicel Chemical Industries, Ltd.	2,000	13,246
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	1,000	4,922
Denki Kagaku Kogyo Kabushiki Kaisha	5,000	24,085
DIC Corp.	3,000	7,135
Dongbu HiTek Company, Ltd. (I)	950	8,864
Dongyue Group	17,000	18,828
Duluxgroup, Ltd.	2,418	7,297
E.I. du Pont de Nemours & Company	6,100	329,705
Earth Chemical Company, Ltd.	300	10,430
Eastman Chemical Company	900	91,863
Ecolab, Inc.	1,644	92,689
EID Parry India, Ltd.	2,000	11,207
Elementis PLC (I)	3,596	9,956
EMS-Chemie Holding AG	77	15,661
Eternal Chemical Company, Ltd.	9,450	10,708
Everlight Chemical Industrial Corp.	9,000	8,495
Ferro Corp. (I)	1,100	14,784
Fertilizantes Heringer SA (I)	1,600	10,098
Filtrona PLC	4,504	26,570
FMC Corp.	800	68,816
Formosa Chemicals & Fibre Corp.	13,390	50,038
Formosa Plastics Corp.	16,470	59,692
Frutarom Industries, Ltd.	570	5,875
Fufeng Group, Ltd.	10,000	6,500
Georgia Gulf Corp. (I)	300	7,242
Givaudan AG (I)	45	47,610
Grand Pacific Petrochemical Corp. (I)	14,000	8,732
Gurit Heberlein AG (I)	16	10,349
H.B. Fuller Company	600	14,652
Hanwha Chemical Corp.	1,330	63,287
Hanwha Corp.	530	24,368
Hawkins, Inc.	200	7,244
Ho Tung Chemical Corp. (I)	8,000	5,274
Honam Petrochemical Corp.	201	$74,889
Huchems Fine Chemical Corp.	244	5,905
Huntsman Corp.	3,500	65,975
Hyosung Corp.	255	22,022
Incitec Pivot, Ltd.	8,873	36,976
Innophos Holdings, Inc.	300	14,640
Innospec, Inc. (I)	500	16,805
International Flavors & Fragrances, Inc.	900	57,816
Intrepid Potash, Inc. (I)	1,000	32,500
Israel Chemicals, Ltd.	2,306	36,808
Jinchuan Group International
Resources Company, Ltd. (I)	7,000	3,049
Johnson Matthey PLC	1,725	54,433
JSR Corp.	1,300	25,223
K&S AG	906	69,630
Kaneka Corp.	3,000	19,749
Kansai Paint Company, Ltd.	2,000	18,245
Kanto Denka Kogyo Company, Ltd.	1,000	7,308
Kemira OYJ	1,294	22,406
Kolon Corp.	64	1,724
Kolon Industries, Inc.	208	20,182
Koninklijke DSM NV	1,063	68,991
Koppers Holdings, Inc.	100	3,793
Korea Kumho Petrochemical Company, Ltd.	90	19,933
KP Chemical Corp.	820	19,014
Kraton Performance Polymers, Inc. (I)	400	15,668
Kronos Worldwide, Inc.	3,200	100,640
Kuraray Company, Ltd.	2,500	36,694
Kureha Corp.	1,000	4,923
Landec Corp. (I)	300	1,980
Lanxess AG	377	30,907
LCY Chemical Corp.	7,321	16,570
LG Chem, Ltd.	208	95,598
Linde AG	1,016	178,132
Lintec Corp.	200	5,651
LSB Industries, Inc. (I)	200	8,584
Lubrizol Corp.	600	80,562
Makhteshim-Agan Industries, Ltd. (I)	1,399	7,823
Methanex Corp.	800	25,117
Migao Corp. (I)	1,300	5,985
Minerals Technologies, Inc.	400	26,516
Mitsubishi Chemical Holdings Corp.	6,000	42,563
Mitsubishi Gas & Chemicals Company, Inc.	3,000	22,012
Mitsui Chemicals, Inc.	6,000	21,918
Monsanto Company	4,300	311,922
Nalco Holding Company	1,300	36,153
Nan Ya Plastics Corp.	24,870	66,679
Neo Material Technologies, Inc. (I)	700	6,735
NewMarket Corp.	300	51,213
Nifco, Inc.	200	5,295
Nihon Parkerizing Company, Ltd.	1,000	15,261
Nippon Paint Company, Ltd.	2,000	16,027
Nissan Chemical Industries, Ltd.	1,000	11,060
Nitto Denko Corp.	1,200	60,955
NL Industries, Inc.	400	7,344
NOF Corp.	1,000	4,396
Novozymes A/S, B Shares	250	40,674
Nufarm, Ltd. (I)	1,560	7,543
Nuplex Industries, Ltd.	4,080	9,808
OCI Company, Ltd.	89	33,733
Okamoto Industries, Inc.	2,000	7,583
Olin Corp.	1,500	33,990
OM Group, Inc. (I)	600	24,384
Omnova Solutions, Inc. (I)	1,200	8,352
Orica, Ltd.	2,418	70,125
Oriental Union Chemical Corp.	9,000	13,194

The accompanying notes are an integral part of the financial statements.

89

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Chemicals (continued)
Penford Corp. (I)	100	$530
Petkim Petrokimya Holding AS (I)	7,013	10,591
Petroasian Energy Holdings, Ltd. (I)	44,000	1,622
Pidilite Industries, Ltd.	3,726	13,793
PolyOne Corp.	1,200	18,564
Potash Corp. of Saskatchewan, Inc.	2,700	154,198
PPG Industries, Inc.	1,300	118,027
Praxair, Inc.	2,600	281,814
PTT Chemical PCL	7,500	35,883
Quaker Chemical Corp.	100	4,301
Rhodia SA	980	44,453
Rockwood Holdings, Inc. (I)	1,200	66,348
RPM International, Inc.	1,700	39,134
Sakai Chemical Industry Company, Ltd.	1,000	4,557
Samsung Fine Chemicals Company, Ltd.	232	14,950
Sanyo Chemical Industries, Ltd.	1,000	7,949
Sensient Technologies Corp.	900	33,363
Shin-Etsu Chemical Company, Ltd.	1,500	80,459
Showa Denko KK	13,000	26,988
Sigma-Aldrich Corp.	1,100	80,718
Sika AG (I)	18	43,371
Sino Union Petroleum &
Chemical International, Ltd. (I)	19,205	1,757
Sinofert Holdings, Ltd.	34,000	14,941
Sinopec Shanghai
Petrochemical Company, Ltd.	300	13,200
SK Chemicals Company, Ltd.	103	6,936
SKC Company, Ltd.	280	17,831
Sociedad Quimica y Minera de
Chile SA, ADR	600	38,832
Solutia, Inc. (I)	1,700	38,845
Solvay SA	371	57,325
Spartech Corp. (I)	400	2,436
Stella Chemifa Corp.	200	7,109
Stepan Company	100	7,090
Sterling Biotech, Ltd.	2,768	5,327
Sumitomo Bakelite Company, Ltd.	3,000	20,099
Sumitomo Chemical Company, Ltd.	7,645	38,183
Symrise AG	1,131	36,030
Syngenta AG, ADR (I)	2,500	168,900
Taekwang Industrial Company, Ltd.	5	7,749
Taiwan Fertilizer Company, Ltd.	7,000	21,598
Taiyo Ink Manufacturing Company, Ltd.	100	2,977
Taiyo Nippon Sanso Corp.	1,000	7,979
Takasago International Corp.	1,000	4,870
Tata Chemicals, Ltd. (I)	1,092	9,127
Teijin, Ltd.	9,000	39,714
Tessenderlo Chemie NV	213	9,185
The Dow Chemical Company	10,576	380,736
The Mosaic Company	2,300	155,779
The Scotts Miracle-Gro Company, Class A	900	46,179
The Sherwin-Williams Company	1,000	83,870
Tikkurila OYJ	323	7,490
Toda Kogyo Corp.	1,000	10,122
Tokai Carbon Company, Ltd.	2,000	11,197
Tokuyama Corp.	2,000	10,082
Toray Industries, Inc.	6,000	44,404
Tosoh Corp.	5,000	20,097
Ube Industries, Ltd.	9,000	27,108
Umicore SA	574	31,286
United Phosphorus, Ltd.	3,143	10,702
UPC Technology Corp.	17,339	13,929
Uralkali, ADR	599	26,956
Uralkali, GDR	150	6,739
Valhi, Inc. (L)	1,500	74,505
Valspar Corp.	1,500	54,090
Victrex PLC	1,412	$33,993
W.R. Grace & Company (I)	1,100	50,193
Wacker Chemie AG	99	21,405
Westlake Chemical Corp.	1,000	51,900
Yara International ASA	1,167	65,959
Yingde Gases Group Co.	9,000	8,313
Yushiro Chemical Industry Company, Ltd.	500	7,175
Zep, Inc.	400	7,560
Zoltek Companies, Inc. (I)(L)	800	8,424
		8,211,649

Construction Materials
ACC, Ltd.	460	9,799
Adana Cimento Sanayii Turk Anonim Sirketi
AS, Class A	2,614	7,460
Adelaide Brighton, Ltd.	7,026	23,348
Ambuja Cements, Ltd.	4,724	14,131
Anhui Conch Cement Company, Ltd.	12,000	56,848
Asia Cement Corp.	16,294	23,341
Boral, Ltd.	13,414	63,570
Brickworks, Ltd.	1,981	21,698
Buzzi Unicem SpA (I)	1,110	15,462
Cementir SpA	447	1,233
Cementos Portland Valderrivas SA (I)	444	8,280
Cemex SAB de CV, ADR (I)(L)	10,601	91,169
Chia Hsin Cement Corp.	14,280	9,017
China National Building
Material Company, Ltd.	20,000	39,532
China Shanshui Cement Group, Ltd.	20,000	22,989
Cimpor-Cimentos de Portugal SA	2,492	19,042
Corp Moctezuma SAB de CV	4,100	10,155
CRH PLC (L)	5,638	126,968
Eagle Materials, Inc.	700	19,509
Fletcher Building, Ltd. (Australian
Stock Exchange)	473	3,373
Fletcher Building, Ltd. (New
Zealand Exchange)	5,083	36,363
Goldsun Development &
Construction Company, Ltd.	20,581	10,347
Grasim Industries, Ltd.	106	5,223
Hanil Cement Manufacturing Company, Ltd.	146	6,325
Headwaters, Inc. (I)	1,000	3,130
HeidelbergCement AG	1,188	75,732
Holcim Indonesia Tbk PT	42,000	10,793
Holcim, Ltd. (I)	1,956	147,618
Imerys SA	456	32,112
India Cements, Ltd.	2,973	4,719
Indocement Tunggal Prakarsa Tbk PT	10,500	20,927
Italcementi SpA	699	6,533
James Hardie Industries NV (I)	700	21,735
Lafarge Malayan Cement BHD	1,200	2,957
Lafarge SA (L)	1,667	106,235
Martin Marietta Materials, Inc. (L)	800	63,976
Pretoria Portland Cement Company, Ltd.	4,312	17,106
RHI AG	89	2,684
Sa des Ciments Vicat	137	11,505
Semen Gresik Persero Tbk PT	18,500	20,751
Shree Cement, Ltd.	199	7,744
Siam Cement PCL	2,900	33,411
Siam City Cement PCL	1,400	9,751
Sumitomo Osaka Cement Company, Ltd.	7,000	19,688
Taiheiyo Cement Corp. (L)	11,000	23,348
Taiwan Cement Corp. (I)	18,740	28,080
TCC International Holdings, Ltd.	10,000	5,584
Texas Industries, Inc. (L)	600	24,978
Titan Cement Company SA	454	10,988

The accompanying notes are an integral part of the financial statements.

90

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Construction Materials (continued)
Ultratech Cement, Ltd. (I)	431	$8,901
United States Lime & Minerals, Inc. (I)	100	4,101
Universal Cement Corp.	15,000	9,533
Vulcan Materials Company (L)	1,900	73,207
YTL Cement BHD	800	1,413
		1,454,422

Containers & Packaging
AEP Industries, Inc. (I)	200	5,838
Amcor, Ltd.	8,082	62,542
AMVIG Holdings, Ltd.	4,000	3,101
AptarGroup, Inc.	1,244	65,111
Ball Corp.	2,000	76,920
Bemis Company, Inc.	1,500	50,670
Boise, Inc.	1,250	9,738
Cascades, Inc.	500	3,308
CCL Industries, Inc.	500	17,191
Cheng Loong Corp. (I)	5,000	2,370
Crown Holdings, Inc. (I)	1,300	50,466
D.S. Smith PLC (I)	3,814	15,358
FP Corp.	200	12,395
Graphic Packaging Holding Company (I)	5,900	32,096
Greif, Inc., Class A	300	19,509
Huhtamaki OYJ	1,487	18,998
Intertape Polymer Group, Inc. (I)	2,100	3,898
Kartonsan Karton Sanayi ve Ticaret AS	65	8,308
La Seda de Barcelona SA (I)	10,618	1,340
Mayr-Melnhof Karton AG	150	17,698
Myers Industries, Inc.	300	3,084
Nampak, Ltd.	4,542	15,206
Nihon Yamamura Glass Company, Ltd.	4,000	10,581
Owens-Illinois, Inc. (I)	2,200	56,782
Packaging Corp. of America	1,400	39,186
Papeles y Cartones de Europa SA (I)	2,191	12,022
Rengo Company, Ltd.	2,000	13,249
Rexam PLC	7,165	44,013
Rock-Tenn Company, Class A	600	39,804
RPC Group PLC (I)	4,849	28,262
Sealed Air Corp.	2,200	52,338
Silgan Holdings, Inc.	1,200	49,164
Sonoco Products Company	1,300	46,202
Temple-Inland, Inc.	2,100	62,454
Toyo Seikan Kaisha, Ltd.	1,100	18,481
Vidrala SA (I)	519	14,882
		982,565

Metals & Mining
A. M. Castle & Company (I)	200	3,322
Acerinox SA (I)	1,123	20,470
African Rainbow Minerals, Ltd.	987	27,551
Agnico-Eagle Mines, Ltd.	1,100	69,551
AK Steel Holding Corp.	1,500	23,640
Alamos Gold, Inc.	1,600	26,494
Alcoa, Inc.	12,000	190,320
Allegheny Technologies, Inc.	1,745	110,755
Allied Nevada Gold Corp. (I)	1,525	53,939
Alumina, Ltd.	18,167	41,593
Aluminum Corp. of China, Ltd. (L)	1,300	28,223
AMCOL International Corp.	500	19,080
Aneka Tambang Tbk PT	15,000	3,640
Angang Steel Company, Ltd., Class H	10,000	10,975
Anglo American PLC	7,328	363,159
Anglo Platinum, Ltd.	276	25,670
AngloGold Ashanti, Ltd., ADR (L)	1,100	46,299
Antofagasta PLC	2,944	65,873
Anvil Mining, Ltd. (I)	200	1,269
APERAM	208	$6,736
Aquarius Platinum, Ltd.	1,779	9,032
ArcelorMittal (L)	4,165	144,931
Aspire Mining, Ltd. (I)	11,773	7,253
Atlas Iron, Ltd. (I)	6,571	26,562
Aura Minerals, Inc. (I)	1,715	3,556
Aurico Gold Incaurico Gold Inc (I)	1,200	13,189
Aurizon Mines, Ltd. (I)	1,500	8,399
Aurubis AG	508	33,039
Barrick Gold Corp.	3,800	172,536
BHP Billiton PLC	5,100	399,993
BHP Billiton, Ltd.	1,200	56,716
BHP Billiton, Ltd., ADR	5,700	539,391
Bhushan Steel, Ltd.	1,150	11,360
BlueScope Steel, Ltd.	14,114	18,325
Boliden AB	2,677	49,485
Canam Group, Inc.	100	698
CAP SA	641	30,586
Capstone Mining Corp. (I)	4,700	17,495
Carpenter Technology Corp.	800	46,144
Centerra Gold, Inc.	800	13,272
Century Aluminum Company (I)	1,600	25,040
China Molybdenum Company, Ltd.	18,000	15,128
China Rare Earth Holdings, Ltd. (I)	22,000	7,041
China Steel Corp.	43,060	51,971
Chung Hung Steel Corp. (I)	7,164	3,688
Cia Minera Autlan SAB de CV (I)	400	876
Cliffs Natural Resources, Inc.	1,900	175,655
Cline Mining Corp. (I)	2,400	5,699
Coeur d’Alene Mines Corp. (I)	1,500	36,390
Colossus Minerals, Inc. (I)	1,100	7,984
Commercial Metals Company	1,700	24,395
Companhia Siderurgica Nacional SA, ADR	3,550	44,233
Compania de Minas Buenaventura SA, ADR	400	15,192
Compass Minerals International, Inc.	600	51,642
Contango ORE, Inc. (I)	30	390
Crystallex International Corp. (I)	1,900	177
CuDeco, Ltd. (I)	2,196	7,577
Daido Steel Company, Ltd.	4,000	26,776
Detour Gold Corp. (I)	400	11,592
Discovery Metals, Ltd. (I)	7,718	10,033
Dongkuk Steel Mill Company, Ltd.	690	26,710
Dowa Holdings Company, Ltd.	2,000	12,395
DRDGOLD, Ltd.	8,960	4,336
Dundee Precious Metals, Inc. (I)	1,300	10,527
Eastern Platinum, Ltd. (I)	26,100	21,650
Eldorado Gold Corp.	3,080	45,444
Eramet	36	11,924
Eregli Demir ve Celik Fabrikalari TAS	3,704	9,454
Eurasian Natural Resources Corp.	1,380	17,311
European Goldfields, Ltd. (I)	900	9,425
Evertop Wire Cable Corp.	9,000	30,245
Evraz Group SA, GDR (I)	714	22,241
First Quantum Minerals, Ltd.	1,000	145,803
Fortescue Metals Group, Ltd.	6,361	43,631
Fosun International, Ltd.	22,500	17,105
Franco-Nevada Corp.	800	29,862
Freeport-McMoRan Copper & Gold, Inc.	7,000	370,300
Fresnillo PLC	1,460	32,908
Fushan International Energy Group, Ltd.	16,000	9,819
Gem Diamonds, Ltd. (I)	3,004	11,056
General Moly, Inc. (I)(L)	1,500	6,690
Gerdau SA, ADR	4,100	43,132
Globe Specialty Metals, Inc.	858	19,236
Godo Steel, Ltd.	3,000	7,958
Gold Fields, Ltd., ADR	5,048	73,650

The accompanying notes are an integral part of the financial statements.

91

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Metals & Mining (continued)
Goldcorp, Inc.	3,833	$185,400
Golden Star Resources, Ltd. (I)	1,500	3,297
Grande Cache Coal Corp. (I)	400	3,646
Great Basin Gold, Ltd. (I)(L)	5,000	10,265
Grupo Mexico SAB de CV, Series B	28,049	92,614
Guyana Goldfields, Inc. (I)	396	2,813
Harmony Gold Mining Company, Ltd., ADR	2,600	34,372
Harry Winston Diamond Corp. (I)	200	3,322
Haynes International, Inc.	100	6,193
Hecla Mining Company (I)	3,200	24,608
Hidili Industry International Development, Ltd.	13,000	11,284
Hill & Smith Holdings PLC	125	698
Hindalco Industries, Ltd.	7,917	32,029
Hitachi Metals, Ltd.	1,000	14,138
Hochschild Mining PLC	2,602	19,218
Hoganas AB	200	8,000
Horsehead Holding Corp. (I)	700	9,324
HudBay Minerals, Inc.	800	11,945
Hunan Non Ferrous Metal Corp., Ltd. (I)	12,000	4,295
Hyundai Hysco Company, Ltd.	300	14,470
Hyundai Steel Company	412	50,253
IAMGOLD Corp.	2,200	41,379
Iluka Resources, Ltd.	3,241	58,796
Impala Platinum Holdings, Ltd.	2,297	62,007
Independence Group NL	1,343	8,137
Industrias CH SAB de CV (I)	2,500	9,395
Industrias Penoles SAB de CV	590	22,273
Inmet Mining Corp.	700	50,371
Integra Mining, Ltd. (I)	5,144	2,441
International Nickel Indonesia Tbk PT	24,000	12,616
International Tower Hill Mines, Ltd. (I)	1,100	8,303
Ivanhoe Australia, Ltd. (I)	2,621	6,768
Ivanhoe Mines, Ltd. (I)	3,220	81,364
Jaguar Mining, Inc. (I)	600	2,862
JFE Holdings, Inc.	2,300	63,288
Jindal Steel & Power, Ltd.	2,802	40,734
JSW Steel, Ltd.	366	7,271
Kagara Zinc, Ltd. (I)	15,000	9,248
Kaiser Aluminum Corp.	400	21,848
Kardemir Karabuk Demir Celik Sanayi Ve
Ticaret AS, Class D (I)	6,724	3,897
Katanga Mining, Ltd. (I)	500	866
Kazakhmys PLC	2,396	53,140
KGHM Polska Miedz SA	956	68,666
Kingsgate Consolidated, Ltd.	682	5,872
Kinross Gold Corp.	7,178	113,351
Kirkland Lake Gold, Inc. (I)	1,000	15,760
KISCO Corp.	35	1,022
KISCO Holdings Company, Ltd.	10	367
Kobe Steel, Ltd.	24,000	54,604
Korea Zinc Company, Ltd.	68	26,200
Kumba Iron Ore, Ltd.	515	36,921
Kumba Resources, Ltd.	1,225	32,387
Lake Shore Gold Corp. (I)	2,500	7,284
Lingbao Gold Company, Ltd.	4,000	2,416
Lion Industries Corp. BHD	17,400	10,855
Lonmin PLC, ADR	1,319	30,762
Lundin Mining Corp. (I)	1,400	10,742
Maanshan Iron & Steel Company, Ltd.	22,000	10,162
MacArthur Coal, Ltd.	3,088	36,504
MAG Silver Corp. (I)	1,100	10,995
Magnitogorsk Iron & Steel Works	911	10,367
Major Drilling Group International	300	3,904
Materion Corp. (I)	300	11,091
Mechel, ADR	500	11,945
Medusa Mining, Ltd.	1,338	9,497
Mercator Minerals, Ltd. (I)	2,600	$7,710
Metorex, Ltd. (I)	6,897	8,055
Midas Holdings, Ltd.	12,000	6,363
Minefinders Corp. (I)	275	3,570
Minera Andes, Inc. (I)	3,400	8,778
Minera Frisco SAB de CV, Class A1 (I)	5,300	25,403
Mitsubishi Materials Corp.	9,000	28,362
Mitsubishi Steel Manufacturing Company, Ltd.	4,000	13,762
Mitsui Mining & Smelting Company, Ltd.	7,000	23,638
Mitsui Mining Company, Ltd. (I)	3,500	6,042
Mittal Steel South Africa, Ltd. (I)	1,545	18,064
MMC Norilsk Nickel OJSC, ADR	3,137	82,189
MMC Norilsk Nickel, ADR	1,520	39,825
MMX Mineracao e Metalicos SA (I)	465	2,488
Mount Gibson Iron, Ltd. (I)	1,612	3,201
Murchison Metals, Ltd. (I)	11,474	10,065
Mytilineos Holdings SA (I)	1,928	13,329
National Aluminium Company, Ltd.	4,484	8,311
New Gold, Inc (I)	2,600	26,824
Newcrest Mining, Ltd.	3,229	131,067
Newmont Mining Corp.	4,000	215,880
Nippon Denko Company, Ltd.	2,000	13,584
Nippon Light Metal Company, Ltd.	3,000	6,195
Nippon Steel Corp.	23,000	74,640
Nippon Yakin Kogyo Company, Ltd. (I)	500	1,354
Nisshin Steel Company	7,000	13,376
Nordic Mines Ab (I)	784	7,802
Norsk Hydro ASA (L)	6,063	46,425
North American Palladium, Ltd. (I)	200	825
Northam Platinum, Ltd.	2,901	18,257
Northern Dynasty Minerals, Ltd. (I)	500	5,081
Northgate Minerals Corp. (I)	1,600	4,147
Novagold Resources, Inc. (I)	900	8,296
Novolipetsk Steel OJSC, ADR	400	15,560
Nucor Corp.	2,700	111,294
Nyrstar (I)	1,073	15,529
OceanaGold Corp. (I)	3,000	8,212
Olympic Steel, Inc.	100	2,753
OneSteel, Ltd.	9,891	19,713
Osisko Mining Corp. (I)	2,300	35,748
Outokumpu OYJ	1,422	18,823
Oxiana, Ltd. (I)	1,783	25,460
Palabora Mining Company, Ltd.	99	1,858
Pan American Silver Corp.	600	18,583
Pan Australian Resources, Ltd. (I)	1,094	4,448
Petropavlovsk PLC	879	10,299
Polymetal, GDR (I)	1,050	20,265
Poongsan Corp.	230	8,349
POSCO, ADR	1,400	152,068
Quadra FNX Mining, Ltd. (I)	648	9,621
Rautaruukki OYJ	824	18,617
Regis Resources, Ltd. (I)	3,549	9,478
Reliance Steel & Aluminum Company	1,300	64,545
Resolute Mining, Ltd. (I)	6,735	8,498
Rex Minerals, Ltd. (I)	1,663	4,140
Rio Tinto PLC, ADR	7,200	520,704
Rio Tinto, Ltd.	2,620	234,245
Royal Gold, Inc.	900	52,713
RTI International Metals, Inc. (I)	400	15,348
Rubicon Minerals Corp. (I)	2,300	8,180
Sabina Gold & Silver Corp. (I)	1,600	9,788
Sally Malay Mining, Ltd.	4,562	8,600
Salzgitter AG	344	26,231
Sandfire Resources Nl (I)	3,022	23,007
Sanyo Special Steel Company, Ltd.	1,000	6,357
Schnitzer Steel Industries, Inc.	400	23,040

The accompanying notes are an integral part of the financial statements.

92

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Metals & Mining (continued)
Seah Besteel Corp.	440	$24,203
SeAH Holdings Corp.	102	13,568
SEMAFO, Inc. (I)	1,800	13,792
Sesa Goa, Ltd.	2,752	17,427
Severstal, ADR	1,000	18,450
Sherritt International Corp.	3,300	21,009
Shore Gold, Inc. (I)	1,200	871
Shougang Concord International
Enterprises Company, Ltd.	12,000	1,177
Silver Standard Resources, Inc. (I)	600	16,032
Silver Wheaton Corp.	2,100	69,307
Silvercorp Metals, Inc.	500	4,697
Sims Group, Ltd.	1,467	28,077
Southern Copper Corp.	5,800	190,646
Sprott Resource Corp. (I)	687	3,270
SSAB AB, Series A	1,479	22,110
SSAB AB, Series B	470	6,156
St Andrew Goldfields, Ltd. (I)	4,000	3,401
St. Barbara, Ltd. (I)	6,294	13,256
Steel Authority of India, Ltd.	3,771	11,580
Steel Dynamics, Inc.	3,000	48,750
Sterlite Industries India Ltd	4,944	18,544
Sterlite Industries India, Ltd., ADR	1,100	16,555
Stillwater Mining Company (I)	1,800	39,618
Straits Metals, Ltd. (I)	839	721
Sumitomo Metal Industries, Ltd.	18,000	40,485
Sumitomo Metal Mining Company, Ltd.	3,000	49,248
Sumitomo Titanium Corp.	100	7,343
TA Chen Stainless Pipe	11,000	7,134
Tanzanian Royalty Exploration Corp. (I)(L)	1,900	12,332
Taseko Mines, Ltd. (I)	900	4,498
Tata Steel, Ltd.	2,299	31,542
Teck Resources, Ltd.	3,300	167,729
Thompson Creek Metals Company, Inc. (I)	1,300	12,980
ThyssenKrupp AG	2,141	111,065
Timah Tbk PT	35,500	10,391
Timminco, Ltd. (I)	300	106
Titanium Metals Corp.	2,800	51,296
Toho Titanium Company, Ltd.	200	5,873
Toho Zinc Company, Ltd.	1,000	4,901
Tokyo Rope Manufacturing Company, Ltd.	4,000	15,199
Tokyo Steel Manufacturing Company, Ltd.	900	9,499
Ton Yi Industrial Corp.	10,000	5,927
Tubos Reunidos SA (I)	599	1,885
Tung Ho Steel Enterprise Corp.	3,212	3,661
United States Steel Corp. (L)	2,000	92,080
Universal Stainless & Alloy Products, Inc. (I)	100	4,676
US Gold Corp. (I)	1,400	8,442
Usha Martin, Ltd.	4,856	5,857
Usinas Siderurgicas de Minas Gerais SA	1,400	21,063
Vale SA, ADR (L)	10,100	292,496
Vale SA, ADR	7,000	223,650
Vedanta Resources PLC	1,724	57,993
Viohalco SA (I)	1,796	10,454
Voestalpine AG	1,126	62,156
Walter Energy, Inc.	700	81,060
Welspun-Gujarat Stahl, Ltd.	1,168	4,560
Western Areas NL	1,453	9,240
White Energy Company, Ltd. (I)	167	0
White Energy Company, Ltd. (I)	576	1,136
Worthington Industries, Inc.	1,400	32,340
Xingda International Holdings, Ltd.	14,000	13,659
Xinjiang Xinxin Mining
Industry Company, Ltd.	3,000	1,695
Xstrata PLC	14,590	321,765
Yamana Gold, Inc.	5,300	61,878
Yamato Kogyo Company, Ltd.	300	$9,330
Yeun Chyang Industrial Company, Ltd. (I)	8,000	5,947
Young Poong Corp.	8	8,074
Zaklad Przetworstwa
Hutniczego Stalprodukt SA	49	6,613
Zhaojin Mining Industry Company., Ltd.	12,000	24,788
Zijin Mining Group Company, Ltd.	39,000	19,727
		10,857,646

Paper & Forest Products
Ahlstrom OYJ	715	16,662
Barito Pacific Tbk PT (I)	49,500	5,730
Billerud Aktibolag AB	600	6,285
Buckeye Technologies, Inc.	300	8,094
Canfor Corp. (I)	2,100	22,972
Canfor Pulp Products, Inc.	371	6,724
China Grand Forestry
Resources Group, Ltd. (I)	26,000	529
Clearwater Paper Corp. (I)	200	13,656
Daio Paper Corp.	1,000	7,997
Deltic Timber Corp.	100	5,369
Domtar Corp.	600	56,832
Duratex SA	2,748	23,260
Empresas CMPC SA	771	41,144
Fibria Celulose SA, ADR	1,104	14,562
Grupo Empresarial Ence SA (I)	783	3,092
Gunns, Ltd. (I)	11,710	3,422
Hansol Paper Company, Inc.	970	8,533
Holmen AB, Series B	626	19,517
Indah Kiat Pulp and Paper Corp. Tbk PT (I)	38,500	5,795
International Forest Products, Ltd. (I)	300	1,608
International Paper Company	5,722	170,630
KapStone Paper and Packaging Corp. (I)	600	9,942
Lee & Man Paper Manufacturing, Ltd.	33,600	20,507
Louisiana-Pacific Corp. (I)(L)	1,900	15,466
M-real OYJ (I)	5,400	23,023
Masisa SA	76,248	10,670
MeadWestvaco Corp.	2,915	97,099
Mercer International, Inc. (I)	900	9,072
Mitsubishi Paper Mills, Ltd. (I)	2,000	2,074
Mondi PLC	3,915	38,989
Mondi Swiecie SA (I)	344	10,096
Mondi, Ltd.	1,967	19,213
Neenah Paper, Inc.	500	10,640
Nine Dragons Paper Holdings, Ltd.	16,000	14,023
Nippon Paper Group, Inc.	800	17,795
Norbord, Inc. (I)	60	753
Norske Skogindustrier ASA (I)	3,500	5,798
Oji Paper Company, Ltd.	6,000	28,758
P.H. Glatfelter Company	800	12,304
PaperlinX, Ltd. (I)	2,943	505
Portucel - Empresa Produtora de Pasta
e Papel SA	3,115	10,354
Precious Woods Holding AG (I)	138	2,379
Samling Global, Ltd.	8,000	869
Sappi, Ltd., ADR (I)	3,600	18,360
Schweitzer-Mauduit International, Inc.	300	16,845
Semapa-Sociedade de Investimento & Gestao	1,179	12,772
Sequana Capital	355	5,328
Sino-Forest Corp. (I)(L)	2,300	7,631
Sonae Industria SGPS SA (I)	2,576	5,069
Stella-Jones, Inc.	200	7,677
Stora Enso OYJ, Series R (L)	4,914	51,558
Svenska Cellulosa AB	4,426	62,322
TA Ann Holdings BHD	7,632	14,008
Tokushu Tokai Holdings Company, Ltd.	3,000	6,136

The accompanying notes are an integral part of the financial statements.

93

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Paper & Forest Products (continued)
UPM-Kymmene OYJ	3,521	$64,387
Wausau Paper Corp.	400	2,696
West Fraser Timber Company, Ltd.	300	16,352
Yuen Foong Yu Paper
Manufacturing Company, Ltd.	26,520	12,198
		1,106,081
		22,612,363
Telecommunication Services - 2.44%

Diversified Telecommunication Services
AboveNet, Inc.	400	28,184
Alaska Communications Systems Group, Inc.	700	6,209
Asia Satellite Telecom
Holdings Company, Ltd.	7,000	16,198
AT&T, Inc.	58,644	1,842,008
Atlantic Tele-Network, Inc.	200	7,672
Axtel SAB de CV (I)	14,800	8,204
BCE, Inc. (L)	1,917	75,173
Belgacom SA	590	21,078
Bell Aliant, Inc.	272	8,100
Bezek Israeli Telecommunications Corp., Ltd.	10,197	25,807
Brasil Telecom SA	800	22,928
BT Group PLC (L)	4,200	137,340
Cable & Wireless Communications PLC	17,566	11,428
Cable & Wireless Worldwide	17,566	12,977
Cbeyond, Inc. (I)	400	5,292
CenturyLink, Inc.	5,623	227,338
China Communications
Services Corp., Ltd., Class H	28,000	16,578
China Telecom Corp., Ltd., ADR (L)	700	45,815
China Unicom Hong Kong, Ltd., ADR (L)	3,903	79,114
Chunghwa Telecom Company, Ltd., ADR	1,570	54,244
Cincinnati Bell, Inc. (I)	2,600	8,632
Citic 1616 Holdings, Ltd.	27,000	7,408
Citic 21CN Company, Ltd. (I)	36,000	3,994
Cogent Communications Group, Inc. (I)	700	11,907
Colt Telecom Group SA (I)	4,670	10,718
Consolidated Communications Holdings, Inc.	400	7,776
Deutsche Telekom AG	16,349	256,436
Elisa OYJ, Class A	806	17,350
Empresa Nacional de Telecomunicaciones SA	1,081	21,948
France Telecom SA (L)	5,839	124,215
France Telecom SA, ADR	2,800	59,612
Frontier Communications Corp. (L)	9,012	72,727
General Communication, Inc., Class A (I)	1,000	12,070
Global Crossing, Ltd. (I)	800	30,704
Hellenic Telecommunications Organization SA	1,308	12,262
Hutchison Telecommunications Hong
Kong Holdings, Ltd.	27,000	8,360
IDT Corp., Class B	500	13,510
Iliad SA	179	24,019
Inmarsat PLC	3,801	33,930
Iridium Communications, Inc. (I)(L)	1,092	9,446
Jazztel PLC (I)	1,715	10,998
Kcom Group PLC	13,206	16,482
Koninklijke (Royal) KPN NV	6,741	97,988
KT Corp. ADR	1,300	25,272
Magyar Telekom Telecommunications PLC	1,300	20,800
Mahanagar Telephone Nigam, Ltd. (I)	5,982	5,802
Manitoba Telecom Services, Inc.	400	13,550
Neutral Tandem, Inc. (I)	300	5,226
Nippon Telegraph & Telephone Corp.	2,200	106,976
PAETEC Holding Corp. (I)	3,400	16,286
PCCW, Ltd.	34,000	14,730
Portugal Telecom SGPS SA	3,223	31,917
Premiere Global Services, Inc. (I)(L)	1,100	$8,778
PT Telekomunikiasi Indonesia Tbk PT, ADR	1,100	37,950
QSC AG (I)	2,321	10,099
Singapore Telecommunications, Ltd.	11,000	28,291
Singapore Telecommunications, Ltd. (Board
Lot 10)	33,000	84,986
SureWest Communications	200	3,344
Swisscom AG	141	64,619
TalkTalk Telecom Group PLC	5,942	13,638
Tata Communications, Ltd. (I)	396	1,763
Tele Norte Leste Participacoes SA	400	6,959
Tele Norte Leste Participacoes SA, ADR	900	13,986
Tele2 AB, Series B	2,768	54,705
Telecom Corp. of New Zealand, Ltd.	3,933	7,979
Telecom Italia SpA	74,868	104,177
Telecomunicacoes de Sao Paulo SA	600	15,974
Telecomunicacoes de Sao Paulo SA, ADR (L)	2,495	74,102
Telefonica O2 Czech Republic AS	798	20,781
Telefonica SA	95	2,323
Telefonica SA, ADR	16,500	404,085
Telefonos de Mexico SAB de CV, ADR	1,500	24,750
Telekom Austria AG	3,134	39,976
Telekom Malaysia BHD	8,300	10,864
Telekomunikacja Polska SA	2,522	15,319
Telenet Group Holding NV (I)	611	29,060
Telenor ASA	3,579	58,612
Teliasonera AB	11,645	85,428
Telkom SA, Ltd., ADR	800	17,272
Telstra Corp., Ltd.	18,597	57,748
TELUS Corp., Non-Voting Shares	973	51,271
Total Access Communication PCL	6,300	11,226
TPG Telecom, Ltd.	4,552	8,221
Turk Telekomunikasyon AS	2,270	11,998
TW Telecom, Inc. (I)	2,100	43,113
Verizon Communications, Inc.	26,100	971,703
Vonage Holdings Corp. (I)	2,900	12,789
Windstream Corp.	4,921	63,776
		6,236,403

Wireless Telecommunication Services
Advanced Info Service PCL	4,500	15,232
Allied Technologies, Ltd.	499	4,310
America Movil SAB de CV, Series L	12,692	17,116
America Movil SAB de CV, Series L, ADR	3,047	164,172
American Tower Corp., Class A (I)	2,765	144,692
Axiata Group BHD	12,400	20,587
Bakrie Telecom Tbk PT (I)	471,000	20,074
Bharti Airtel, Ltd. (I)	6,017	52,986
Cellcom Israel, Ltd.	473	13,168
China Mobile, Ltd.	1,500	13,977
China Mobile, Ltd., ADR	5,100	238,578
Crown Castle International Corp. (I)	1,900	77,501
DiGi.Com BHD	1,100	10,583
Drillisch AG	1,233	14,337
Far EasTone
Telecommunications Company, Ltd.	9,000	14,364
Freenet AG	752	10,419
Globe Telecommunications, Inc.	330	6,813
Idea Cellular, Ltd. (I)	7,689	13,759
Indosat Tbk PT, ADR (L)	131	3,926
KDDI Corp.	11	79,146
Leap Wireless International, Inc. (I)(L)	1,400	22,722
LG Uplus Corp.	3,270	17,754
Maxis BHD	6,700	12,163
MetroPCS Communications, Inc. (I)	5,100	87,771
MobileOne, Ltd.	6,000	12,363

The accompanying notes are an integral part of the financial statements.

94

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Wireless Telecommunication Services (continued)
Mobistar SA	68	$5,163
MTN Group, Ltd.	6,550	139,562
NII Holdings, Inc. (I)	2,300	97,474
NTELOS Holdings Corp.	400	8,168
NTT DoCoMo, Inc.	69	123,092
Partner Communications Company, Ltd., ADR	700	10,444
Philippine Long Distance Telephone
Company, ADR	200	10,808
Reliance Communications, Ltd.	3,426	7,381
Rogers Communications, Inc., Class B (L)	1,900	75,236
SBA Communications Corp., Class A (I)	1,000	38,190
Shenandoah Telecommunications Company	200	3,404
SK Telecom Company, Ltd. ADR	1,400	26,180
Softbank Corp.	2,600	98,474
Sprint Nextel Corp. (I)	31,300	168,707
StarHub, Ltd.	6,000	13,633
Taiwan Mobile Company, Ltd. (I)	4,000	10,865
Telephone & Data Systems, Inc. (L)	800	24,864
Telephone & Data Systems, Inc. -
Special Shares	900	24,237
Tim Participacoes SA, ADR	700	34,447
Tim Participacoes Satim Participacoes Sa	2,500	14,257
Turkcell Iletisim Hizmetleri AS, ADR (I)	1,700	23,035
United States Cellular Corp. (I)	700	33,894
USA Mobility, Inc.	500	7,630
Vimpelcom, Ltd., ADR	2,700	34,452
Vodacom Group, Ltd.	2,021	25,093
Vodafone Group PLC, ADR	25,600	684,032
		2,831,235
		9,067,638
Utilities - 2.40%

Electric Utilities
Acciona SA	190	20,167
Allete, Inc.	600	24,624
American Electric Power Company, Inc.	3,242	122,159
Centrais Eletricas Brasileiras SA	1,200	16,063
Centrais Eletricas Brasileiras SA, ADR,
B Shares	1,100	18,854
Central Vermont Public Service Corp.	100	3,615
Centralschweizerische Kraftwerke AG	13	5,087
Cesc, Ltd.	886	5,920
CEZ AS	757	38,950
Cheung Kong Infrastructure Holdings, Ltd.	4,000	20,782
Chubu Electric Power Company, Inc.	2,900	56,755
Chugoku Electric Power Company, Inc.	1,300	22,552
Cia Energetica de Minas Gerais, ADR	2,410	49,742
Cia General de Electricidad	1,916	10,987
Cia Paranaense de Energia, ADR	300	8,148
Cleco Corp.	800	27,880
CLP Holdings, Ltd.	9,000	79,895
Contact Energy, Ltd. (I)	2,658	11,812
CPFL Energia SA	1,200	17,147
DPL, Inc.	1,800	54,288
Duke Energy Corp.	9,822	184,948
E.ON AG	8,457	240,077
EDF SA	876	34,390
Edison International	2,200	85,250
El Paso Electric Company	500	16,150
Electricidade de Portugal SA	10,013	35,548
Elia System Operator SA/NV	221	9,437
Emera, Inc.	300	9,833
Empresa Electrica Del Norte Grande SA	4,759	13,380
Enel SpA	25,513	166,646
Energiedienst Holding AG (I)	22	1,439
Enersis SA, ADR	1,500	$34,650
Entergy Corp.	1,400	95,592
Equatorial Energia SA	1,400	10,675
Exelon Corp.	4,828	206,832
First Philippine Holdings Corp.	6,300	8,620
FirstEnergy Corp.	2,837	125,254
Fortis, Inc.	900	30,188
Fortum OYJ	2,649	76,717
Great Plains Energy, Inc.	2,000	41,460
Hawaiian Electric Industries, Inc. (L)	1,300	31,278
Hokkaido Electric Power Company, Inc.	900	14,994
Hokuriku Electric Power Company	900	17,212
Iberdrola SA	19,622	174,636
IDACORP, Inc.	700	27,650
Iren SpA	1,525	2,741
ITC Holdings Corp.	700	50,239
Kansai Electric Power Company, Ltd.	2,700	53,890
Korea Electric Power Corp., ADR (I)	2,200	29,194
Kyushu Electric Power Company, Inc.	1,900	34,260
Light SA	700	13,169
Manila Electric Company	2,470	15,660
MGE Energy, Inc.	300	12,159
NextEra Energy, Inc.	3,100	178,126
Northeast Utilities	1,900	66,823
NV Energy, Inc.	3,000	46,050
Oesterreichische Elektrizitaets AG, Class A	185	8,065
Otter Tail Corp.	600	12,660
Pepco Holdings, Inc.	2,000	39,260
Pinnacle West Capital Corp.	1,200	53,496
PNM Resources, Inc.	1,200	20,088
Polska Grupa Energetyczna SA	3,010	26,317
Portland General Electric Company	1,100	27,808
Power Assets Holdings, Ltd.	7,500	56,570
Power Grid Corp. of India Ltd.	7,026	17,284
PPL Corp. (L)	3,365	93,648
Progress Energy, Inc.	2,600	124,826
Public Power Corp. SA	1,004	14,406
Red Electrica de Espana	660	39,882
Reliance Infrastructure, Ltd. (I)	523	6,275
Romande Energie Holding SA	8	14,698
RusHydro, ADR	6,230	29,849
Scottish & Southern Energy PLC	5,123	114,587
Shikoku Electric Power Company, Inc.	1,000	22,715
Southern Company	6,465	261,057
SP Ausnet	18,093	18,346
Spark Infrastructure Group (S)	9,219	12,772
Tata Power Company, Ltd.	428	12,556
Tenaga Nasional BHD	8,750	19,637
Terna Participacoes SA	800	17,941
Terna Rete Elettrica Nazionale SpA	10,246	47,612
The Empire District Electric Company (I)	500	9,630
The Tokyo Electric Power Company, Inc. (I)	5,800	23,824
Tohoku Electric Power Company, Inc.	1,700	24,528
Torrent Power, Ltd.	1,000	5,349
TrustPower, Ltd.	2,008	12,033
UIL Holding Corp.	700	22,645
Unisource Energy Corp.	500	18,665
Unitil Corp.	200	5,260
Westar Energy, Inc. (L)	1,600	43,056
		4,087,939

Gas Utilities
AGL Resources, Inc.	1,100	44,781
APA Group, Ltd.	2,860	12,499
Atmos Energy Corp.	1,300	43,225
Aygaz AS	1,926	12,466

The accompanying notes are an integral part of the financial statements.

95

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Gas Utilities (continued)
Chesapeake Utilities Corp.	100	$4,003
China Gas Holdings, Ltd.	16,000	6,357
China Oil and Gas Group, Ltd. (I)	20,000	1,961
China Resources Gas Group, Ltd.	6,000	8,411
Enagas SA	1,409	34,167
ENN Energy Holdings, Ltd.	4,000	13,622
Envestra, Ltd.	2,480	1,838
GAIL India, Ltd.	2,673	26,328
Gas Natural SDG SA	2,669	55,958
Gujarat State Petronet, Ltd.	3,893	7,767
Hong Kong & China Gas Company, Ltd.	24,134	54,916
Korea Gas Corp.	342	11,872
National Fuel Gas Company	800	58,240
New Jersey Resources Corp.	600	26,766
Nicor, Inc.	700	38,318
Northwest Natural Gas Company	400	18,052
ONEOK, Inc.	900	66,609
Osaka Gas Company, Ltd.	9,000	34,185
Perusahaan Gas Negara Tbk PT	41,000	19,287
Petronas Gas BHD	2,500	10,951
Piedmont Natural Gas Company, Inc.	1,200	36,312
Questar Corp.	2,500	44,275
Rubis SA	143	18,133
Saibu Gas Company, Ltd.	4,000	10,213
Samchully Company, Ltd.	69	6,693
Shizuoka Gas Company, Ltd.	1,500	8,497
Snam Rete Gas SpA	6,994	41,405
South Jersey Industries, Inc.	400	21,724
Southwest Gas Corp.	600	23,166
The Laclede Group, Inc.	400	15,132
Toho Gas Company, Ltd.	4,000	21,666
Tokyo Gas Company, Ltd.	10,000	45,237
UGI Corp.	1,700	54,213
Valener, Inc.	130	2,186
WGL Holdings, Inc.	700	26,943
		988,374

Independent Power Producers & Energy Traders
Adani Power, Ltd. (I)	2,080	5,123
Aes Gener Sa	2,000	1,232
AES Tiete SA	900	12,923
Akenerji Elektrik Uretim AS (I)	3,578	8,271
Algonquin Power & Utilities Corp.	200	1,184
Atlantic Power Corp.	529	8,014
Beijing Datang Power Generation
Company, Ltd., Class H	26,000	8,848
Boralex, Inc. (I)	200	1,644
Calpine Corp. (I)	6,200	100,006
Capstone Infrastructure Corp.	350	2,838
China Longyuan Power Group Corp.	13,000	12,586
China Power New Energy
Development Company, Ltd. (I)	100,000	6,721
China Resource Power Holdings, Ltd.	14,000	27,398
China WindPower Group, Ltd. (I)	80,000	7,007
Colbun SA	49,226	13,998
Constellation Energy Group, Inc.	1,700	64,532
Drax Group PLC	2,951	23,839
Dynegy, Inc. (I)(L)	280	1,733
EDP Renovaveis SA (I)	1,071	7,065
Electric Power Development Company, Ltd.	900	24,309
Empresa Nacional de
Electricidad SA, ADR (L)	500	28,555
Energy Development Corp. (I)	82,000	12,501
Energy World Corp., Ltd. (I)	24,742	13,269
Etrion Corp. (I)	662	523
GCL Poly Energy Holdings, Ltd.	47,596	24,755
GenOn Energy, Inc. (I)	12,057	$46,540
Glow Energy PCL	7,500	12,205
Gvk Power & Infrastructure, Ltd. (I)	6,734	2,911
Huadian Power International Corp. (I)	26,000	5,189
Huaneng Power International, Inc.	500	10,660
Iberdrola Renovables SA (I)	8,432	37,247
Infigen, Ltd. (I)	6,731	2,538
Innergex Renewable Energy, Inc.	1,200	12,417
International Power PLC	12,509	64,588
Jaiprakash Power Ventures, Ltd. (I)	5,500	5,988
Maxim Power Corp. (I)	100	301
MPX Energia SA (I)	600	14,986
National Hydroelectric Power Corp. Ltd.	9,831	5,297
NRG Energy, Inc. (I)	3,511	86,300
NTPC, Ltd.	3,414	14,314
Ormat Technologies, Inc.	600	13,206
PTC India, Ltd.	2,981	5,328
Ram Power Corp. (I)	365	180
Ratchaburi Electricity Generating
Holding PCL	9,100	12,365
Reliance Power, Ltd. (I)	5,453	14,211
Sechilienne-Sidec SA	300	7,446
Taiwan Cogeneration Corp.	16,000	10,978
Terna Energy SA	278	1,054
The AES Corp. (I)	10,800	137,592
Theolia SA (I)	446	843
TransAlta Corp.	1,899	40,542
		984,100

Multi-Utilities
A2A SpA	9,798	15,254
ACEA SpA	1,055	10,824
Acegas-APS SpA	800	4,923
AGL Energy, Ltd.	2,090	32,895
Alliant Energy Corp.	1,000	40,660
Ameren Corp.	2,200	63,448
ATCO, Ltd.	300	19,432
Avista Corp.	700	17,983
Black Hills Corp. (L)	500	15,045
Canadian Utilities, Ltd.	600	34,851
CenterPoint Energy, Inc.	3,500	67,725
Centrica PLC	23,869	123,858
CH Energy Group, Inc.	200	10,652
CMS Energy Corp.	1,900	37,411
Consolidated Edison, Inc. (L)	2,214	117,873
Dominion Resources, Inc.	4,400	212,388
DTE Energy Company	2,100	105,042
Duet Group	9,837	17,965
GDF Suez	6,581	240,844
Hera SpA	6,946	14,707
Integrys Energy Group, Inc.	1,000	51,840
MDU Resources Group, Inc.	1,600	36,000
MVV Energie AG	213	8,410
National Grid PLC, ADR (L)	2,098	103,704
NiSource, Inc.	2,500	50,625
NorthWestern Corp.	600	19,866
NSTAR	1,100	50,578
OGE Energy Corp.	900	45,288
PG&E Corp.	2,765	116,213
Public Service Enterprise Group, Inc.	5,700	186,048
Redes Energeticas Nacionais SA	2,238	8,045
RWE AG	1,698	93,975
SCANA Corp.	1,000	39,370
Sempra Energy	1,700	89,896
Suez Environnement SA	1,483	29,557
TECO Energy, Inc.	2,300	43,447

The accompanying notes are an integral part of the financial statements.

96

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value

Multi-Utilities (continued)
United Utilities Group PLC	3,656	$35,127
Vector, Ltd.	1,058	2,228
Vectren Corp.	1,200	33,432
Veolia Environnement SA	793	22,343
Veolia Environnement SA, ADR	900	25,506
Wisconsin Energy Corp. (L)	2,600	81,510
Xcel Energy, Inc.	4,075	99,023
YTL Corp. BHD	33,660	17,318
		2,493,129

Water Utilities
American States Water Company	200	6,932
American Water Works Company, Inc.	1,500	44,175
Aqua America, Inc.	2,084	45,806
Cadiz, Inc. (I)	400	4,344
California Water Service Group	400	7,484
Cia de Saneamento de Minas Gerais	800	16,045
Companhia de Saneamento Basico de Estado
de Sao Paulo, ADR	400	23,868
Connecticut Water Service, Inc. (L)	200	5,116
Consolidated Water Company, Ltd.	400	3,716
Epure International, Ltd.	17,000	9,274
Guangdong Investment, Ltd.	34,000	18,292
Hyflux, Ltd.	6,000	9,735
Inversiones Aguas Metropolitanas SA	2,737	4,187
Manila Water Company, Inc.	20,200	8,687
Middlesex Water Company	200	3,716
Northumbrian Water Group PLC	4,981	33,205
Pennichuck Corp.	200	5,750
Pennon Group PLC	3,748	41,989
Severn Trent PLC	2,020	47,693
SJW Corp.	300	7,272
Thai Tap Water Supply Pclthai Tap Water
Supply-foreig	15,100	2,703
York Water Company	200	3,310
YTL Power International BHD	13,100	9,548
		362,847
		8,916,389
TOTAL COMMON STOCKS (Cost $188,374,599)		$260,514,906

PREFERRED SECURITIES - 0.18%
Consumer Discretionary - 0.03%

Automobiles
Porsche Automobil Holding SE	1,030	81,702

Leisure Equipment & Products
Forjas Taurus SA	550	1,198

Multiline Retail
Lojas Americanas SA	3,261	31,661

Textiles, Apparel & Luxury Goods
Sao Paulo Alpargatas SA	1,700	13,180
		127,741
Consumer Staples - 0.04%

Beverages
Companhia de Bebidas das Americas, ADR	3,500	118,055
Embotelladora Andina SA, Class A	2,591	11,088
Embotelladora Andina SA, Class B	1,981	9,453
		138,596
Food & Staples Retailing
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	4	$185
		138,781
Financials - 0.03%

Commercial Banks
Banco do Estado do Rio Grande do Sul SA	500	5,735
Itau Unibanco Holding SA	4,869	113,719
		119,454
		119,454
Industrials - 0.02%

Airlines
Tam SA	1,300	27,905

Commercial Services & Supplies
Contax Participacoes SA	400	6,023

Machinery
Marcopolo SA	2,500	11,213
Randon Participacoes SA	1,200	9,534
		20,747
		54,675
Information Technology - 0.00%

Internet Software & Services
Universo Online SA	500	5,206
Materials - 0.03%

Chemicals
Vale Fertilizantes SA	1,100	16,641

Containers & Packaging
Klabin SA	6,500	24,157

Metals & Mining
Companhia de Ferro Ligas Da Bahia	300	2,103
Confab Industrial SA	3,515	9,686
Gerdau SA	875	9,139
Usinas Siderurgicas de Minas Gerais SA	3,400	29,847
		50,775

Paper & Forest Products
Suzano Papel e Celulose SA	2,750	19,894
		111,467
Telecommunication Services - 0.01%

Diversified Telecommunication Services
Tele Norte Leste Participacoes SA	700	10,742
Telecomunicacoes De Sao Paulo SA	315	9,153
		19,895
		19,895
Utilities - 0.02%

Electric Utilities
Cia Energetica do Ceara	200	4,126
Cia Paranaense de Energia	500	13,296
Companhia de Transmissao de Energia
Eletrica Paulista	200	6,432
Eletropaulo Metropolitana Eletricidade de
Sao Paulo SA	800	17,357
		41,211

Independent Power Producers & Energy Traders
AES Tiete SA	800	12,959

The accompanying notes are an integral part of the financial statements.

97

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value
Independent Power Producers & Energy Traders (continued)
Companhia Energetica de Sao Paulo	1,400	$27,495
		40,454
		81,665
TOTAL PREFERRED SECURITIES (Cost $432,252)		$658,884
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 28.92%
U.S. Government - 9.09%
U.S. Treasury Bonds
6.000%, 02/15/2026	$1,000,000	$1,243,906
6.875%, 08/15/2025	1,025,000	1,377,344
7.500%, 11/15/2024	1,575,000	2,216,813
8.875%, 08/15/2017	1,525,000	2,117,725
9.250%, 02/15/2016	2,015,000	2,707,656
9.875%, 11/15/2015	370,000	502,275
10.625%, 08/15/2015 (L)	3,985,000	5,470,971
11.250%, 02/15/2015 (L)	5,800,000	7,881,655
U.S. Treasury Notes
2.625%, 02/29/2016	1,750,000	1,830,253
2.750%, 02/15/2019	1,200,000	1,210,781
3.625%, 02/15/2020	950,000	1,004,179
4.250%, 08/15/2014 to 11/15/2014	5,600,000	6,190,407
		33,753,965
U.S. Government Agency - 19.83%
Federal Farm Credit Bank
3.000%, 09/22/2014	500,000	529,940
3.400%, 06/04/2018	1,000,000	1,037,492
4.875%, 12/16/2015 to 01/17/2017	7,000,000	7,953,083
5.125%, 08/25/2016	3,000,000	3,443,310
5.220%, 05/15/2023	2,480,000	2,801,867
5.250%, 03/06/2023	1,135,000	1,272,127
Federal Home Loan Bank
2.875%, 06/12/2015	800,000	839,974
3.375%, 06/12/2020	500,000	498,828
3.625%, 03/10/2017	800,000	860,245
4.125%, 03/13/2020	550,000	583,799
4.375%, 03/13/2026	900,000	918,185
4.500%, 09/13/2019	1,850,000	2,015,658
4.750%, 09/11/2015 to 12/16/2016	7,050,000	7,985,528
4.875%, 05/17/2017	3,400,000	3,884,565
5.000%, 12/21/2015 to 11/17/2017	7,700,000	8,812,206
5.125%, 10/19/2016	1,750,000	2,006,492
5.250%, 12/09/2022	1,155,000	1,299,019
5.365%, 09/09/2024	800,000	909,311
5.375%, 05/18/2016 to 09/30/2022	7,950,000	9,198,901
5.500%, 08/13/2014	3,300,000	3,760,228
5.625%, 06/11/2021	905,000	1,050,596
Federal Home Loan Mortgage Corp.
3.750%, 03/27/2019	600,000	634,450
Tennessee Valley Authority
4.375%, 06/15/2015	3,400,000	3,753,780
4.500%, 04/01/2018	2,300,000	2,544,508
5.500%, 07/18/2017	1,250,000	1,459,365
6.250%, 12/15/2017	2,986,000	3,609,241
		73,662,698
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $103,026,795)		$107,416,663

RIGHTS - 0.00%
Banca Monte dei Paschi di Siena SpA
(Expiration Date: 07/08/2011, Strike Price:
EUR 0.468) (I)	13,824	$1,062
Banco Popular Espanol SA (Expiration Date:
07/12/2011, Strike Price: EUR 0.043) (I)	6,925	$502
BlueLinx Holdings, Inc. (Expiration Date:
07/22/2011; Strike Price: $2.10) (I)	300	51
CaixaBank (Expiration Date: 07/15/2011,
Strike Price: EUR 0.046) (I)	7,001	528
Celgene Corp. (Expiration Date: 12/31/2030,
Strike Price: $58.00) (I)	600	1,230
China Citic Bank Corp., Ltd. (Expiration Date:
07/05/2011; Strike Price: CNY 3.33) (I)	6,600	712
Faes Farma SA (Expiration
Date: 07/14/2011) (I)(N)	465	67
Fondiaria-Sai SpA (Expiration Date:
07/15/2011; Strike Price: EUR 1.00) (I)	869	2,180
JBS SA (Expiration Date: 07/5/2011; Strike
Price: BRL 7.04) (I)	717	5
LPS Brasil Consultoria De Imoveis SA
(Expiration Date: 07/29/2011; Strike Price:
BRL 39.43) (I)	6	0
Madeco SA (Expiration Date: 07/30/2011;
Strike Price: $0.05) (I)	57,265	0
Mapfre SA (Expiration Date: 07/22/2011,
Strike Price: EUR 0.01) (I)	4,256	62
Milano Assicurazioni SpA (Expiration Date:
07/15/2011; Strike Price: EUR 0.265) (I)	1,886	547
MPX Energia Sampx Energia SA (Expiration
Date: 07/25/2011; Strike Price:
BRL 63.00) (I)	95	542
Sanofi (Expiration Date: 12/31/2020) (I)(N)	2,354	5,673
Zardoya Otis SA (Expiration
Date: 07/06/2011) (I)(N)	1,160	880
TOTAL RIGHTS (Cost $21,446)		$14,041
WARRANTS - 0.00%
Allied Properties HK, Ltd. (Expiration Date:
06/13/2016, Strike Price: HKD 2.00) (I)	4,000	105
Promotora de Informaciones SA (Expiration
Date: 06/28/2014, Strike Price:
EUR 2.00) (I)	1	1
TOTAL WARRANTS (Cost $0)		$106
SECURITIES LENDING COLLATERAL - 5.98%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	2,220,916	22,226,704
TOTAL SECURITIES LENDING
COLLATERAL (Cost $22,225,909)		$22,226,704
SHORT-TERM INVESTMENTS - 0.21%
Money Market Funds - 0.21%
State Street Institutional Liquid Reserves
Fund, 0.1511% (Y)	$776,910	$776,910
TOTAL SHORT-TERM INVESTMENTS (Cost $776,910)		$776,910
Total Investments (Disciplined Diversification Trust)
(Cost $314,857,911) - 105.43%		$391,608,214
Other assets and liabilities, net - (5.43%)		(20,155,328)
TOTAL NET ASSETS - 100.00%		$371,452,886

The accompanying notes are an integral part of the financial statements.

98

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 96.54%
Bermuda - 0.03%
Central European
Media Enterprises, Ltd. (I)(L)	17,539	$346,393
Brazil - 10.65%
Banco Alfa de Investimento SA	35,300	165,797
Banco Santander Brasil SA	17,919	210,116
Banco Santander Brasil SA, ADR	1,190,281	13,938,191
Bematech SA	98,850	389,535
BM&F Bovespa SA	2,958,300	19,581,097
BR Malls Participacoes SA	455,587	5,210,795
Brasil Ecodiesel Industria e Comercio de
Biocombustiveis e Oleos Vegetais SA (I)	67,200	30,141
BRF - Brasil Foods SA, ADR (L)	178,423	3,092,071
Brookfield Incorporacoes SA	350,100	1,707,148
Camargo Correa
Desenvolvimento Imobiliario SA	121,650	395,977
Cia Providencia Industria e Comercio SA	50,100	192,612
CR2 Empreendimentos Imobiliarios SA	9,300	41,415
Even Construtora e Incorporadora SA	183,600	927,029
Fertilizantes Heringer SA (I)	21,600	136,328
Fibria Celulose SA, ADR (L)	223,833	2,952,357
Gafisa SA	362,800	1,727,232
Gafisa SA, ADR (L)	129,619	1,226,196
General Shopping Brasil SA (I)	14,400	123,641
Gerdau SA	191,900	1,755,891
Gerdau SA, ADR	1,115,434	11,734,366
Grendene SA	176,700	1,018,998
Helbor Empreendimentos SA	20,100	284,631
Industrias Romi SA	111,700	493,852
Inepar SA Industria E Construcoes	13,400	40,698
JBS SA (I)	957,202	3,299,745
JHSF Participacoes SA	66,200	201,487
Kroton Educacional SA (I)	35,200	456,733
Log-in Logistica Intermodal SA (I)	123,900	587,486
Magnesita Refratarios SA (I)	353,056	1,719,300
Mahle-metal Leve Sa Industria E Comercio	1,500	41,329
Marfrig Frigorificos e Comercio
de Alimentos SA	354,847	3,501,518
Metalfrio Solutions SA	21,100	152,100
Minerva SA	33,800	105,906
Paranapanema SA	511,050	1,650,397
Petroleo Brasileiro SA	232,142	3,904,609
Petroleo Brasileiro SA, ADR	287,990	9,751,341
Petroleo Brasileiro SA, ADR (L)	400,246	12,279,547
Positivo Informatica SA	102,700	473,803
Profarma Distribuidora de
Produtos Farmaceuticos SA	16,200	154,666
Rodobens Negocios Imobiliarios SA	63,500	545,222
Rossi Residencial SA	6,600	53,962
Sao Carlos Empreendimentos
e Participacoes SA (I)	27,705	386,998
Sao Martinho SA	82,800	1,278,621
SLC Agricola SA	7,757	91,902
Springs Global Participacoes SA (I)	69,333	182,145
Sul America SA	43,400	545,055
TPI - Triunfo Participacoes e Investimentos SA	23,810	140,207
TRISUL SA	56,446	143,226
Usinas Siderurgicas de Minas Gerais SA	319,300	4,803,873
Viver Incorporadora e Construtora SA (I)	539,950	889,163
		114,716,455
Chile - 2.26%
Cementos Bio-Bio SA	50,384	93,793
Cia General de Electricidad	41,011	235,176
Companhia Sudamericana de Vapores SA	209,693	131,689
Cristalerias de Chile SA	66,213	835,614
Empresas CMPC SA	163,341	$8,716,646
Empresas Copec SA	107,494	2,035,566
Empresas Iansa SA	1,714,806	160,528
Empresas La Polar SA	179,323	268,591
Enersis SA, ADR	371,730	8,586,963
Gasco SA	130,347	917,603
Industrias Forestales SA	1,557,243	516,471
Inversiones Aguas Metropolitanas SA	119,379	182,638
Madeco SA (I)	7,897,269	381,894
Masisa SA	4,707,749	658,793
Paz Corp., SA	73,479	61,318
Ripley Corp., SA	281,215	350,209
Socovesa SA	25,000	16,261
Vina San Pedro Tarapaca SA	19,029,176	164,905
		24,314,658
China - 8.57%
A8 Digital Music Holdings, Ltd. (I)	16,000	3,608
Angang Steel Company, Ltd., Class H	1,318,000	1,446,466
Anhui Tianda Oil Pipe Company, Ltd.	87,000	29,055
Anton Oilfield Services Group	1,026,000	177,475
Asia Cement China Holdings Corp.	224,000	175,910
Bank of China, Ltd., Class H	45,427,694	22,285,128
Bank of Communications
Company, Ltd., Class H	6,229,888	6,005,386
Baoye Group Company, Ltd.	376,000	246,589
Beijing Capital Land, Ltd.	1,272,000	421,871
Beijing North Star Company (L)	866,000	202,693
BYD Electronic
International Company, Ltd. (I)	947,500	402,173
Catic Shenzhen Holdings, Ltd. (I)	128,000	58,402
China Aoyuan Property Group, Ltd.	1,387,000	241,056
China Citic Bank Corp., Ltd. (I)	5,491,775	3,436,142
China Coal Energy Company, Series H	999,000	1,354,277
China Communications
Construction Company, Ltd.	4,310,555	3,738,022
China Communications
Services Corp., Ltd., Class H	2,176,000	1,288,309
China Huiyuan Juice Group, Ltd. (L)	1,032,500	529,125
China Minsheng Banking Corp. Ltd.	3,731,000	3,455,794
China Nickel Resources
Holding Company, Ltd.	518,000	62,138
China Petroleum & Chemical Corp.	3,819,439	3,873,679
China Petroleum & Chemical Corp., ADR (L)	119,738	12,146,223
China Railway Construction Corp.	1,809,165	1,521,672
China Rare Earth Holdings, Ltd. (I)	1,000,000	320,049
China Resources Microelectronics, Ltd.	2,765,000	119,988
China Sce Property Holdings, Ltd.	29,000	7,469
China Shipping Container
Lines Company, Ltd. (I)	4,448,150	1,506,434
China Shipping Development Company, Ltd.	920,000	847,145
China Zhongwang Holdings, Ltd.	451,600	203,422
Chongqing Iron & Steel Company, Ltd. (I)	654,000	145,816
Chongqing Machinery &
Electric Company, Ltd.	54,000	17,558
Country Garden Holdings Company	4,281,000	1,889,599
Dalian Port PDA Company, Ltd.	52,000	18,492
Fantasia Holdings Group Company, Ltd.	153,000	24,057
Fosun International, Ltd.	2,296,500	1,745,891
Great Wall Technology Company, Ltd.	324,942	135,373
Greentown China Holdings, Ltd.	770,500	741,275
Guangshen Railway Company, Ltd., ADR (L)	35,688	749,448
Guangzhou Automobile Group Company, Ltd.	1,836,415	2,248,874
Guangzhou R&F Properties
Company, Ltd., Class H	50,000	69,090

The accompanying notes are an integral part of the financial statements.

99

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Hainan Meilan International
Airport Company, Ltd.	201,000	$202,120
Harbin Power Equipment Company, Ltd.	888,000	1,015,718
Hidili Industry International Development, Ltd.	1,278,000	1,109,271
Honghua Group, Ltd. (I)	1,182,000	127,759
Kaisa Group Holdings, Ltd. (I)	120,000	44,729
Lingbao Gold Company, Ltd.	124,000	74,899
Maanshan Iron & Steel Company, Ltd.	1,866,000	861,890
Metallurgical Corp. of China, Ltd.	124,000	48,087
Powerlong Real Estate Holdings, Ltd.	106,000	30,491
Qunxing Paper Holdings Company, Ltd.	634,371	177,716
Semiconductor Manufacturing
International Corp., ADR (I)(L)	140,377	526,414
Semiconductor
Manufacturing International Corp. (I)	15,570,000	1,271,971
Shandong Chenming Paper Holdings, Ltd.	335,500	230,967
Shandong Xinhua
Pharmaceutical Company, Ltd.	92,000	31,187
Shanghai Jin Jiang International Hotels
Group Company, Ltd.	848,000	151,258
Shanghai Prime Machinery Company, Ltd.	962,000	210,477
Shengli Oil & Gas Pipe Holdings, Ltd.	85,500	14,947
Shimao Property Holdings, Ltd., GDR	1,805,000	2,249,897
Shui On Land, Ltd. (L)	3,015,745	1,327,580
Sichuan Xinhua Winshare
Chainstore Company, Ltd.	641,000	356,346
Sino-Ocean Land Holdings, Ltd.	4,137,624	2,124,975
Sinotrans, Ltd., Class H	2,019,000	478,539
Sinotruk Hong Kong, Ltd.	836,500	585,252
Soho China, Ltd.	2,544,000	2,285,073
SPG Land Holdings, Ltd.	353,625	141,473
Sunny Optical Technology
Group Company, Ltd.	102,000	27,848
Tiangong International Company, Ltd.	408,000	91,105
Tianneng Power International, Ltd.	291,720	130,774
Travelsky Technology, Ltd.	1,285,500	813,009
Weiqiao Textile Company	603,000	457,321
Wuyi International
Pharmaceutical Company, Ltd.	645,000	56,427
Xiamen International Port Company, Ltd.	1,372,000	245,486
Xinjiang Xinxin Mining
Industry Company, Ltd.	903,000	510,298
Xiwang Sugar Holdings Company, Ltd. (I)	483,717	125,075
Yuzhou Properties Company	63,000	20,196
Zhejiang Glass Company, Ltd. (I)	162,000	51,629
Zhong An Real Estate, Ltd. (I)	801,600	155,339
		92,254,716
Czech Republic - 0.27%
Pegas Nonwovens SA	22,565	633,450
Unipetrol AS (I)	214,695	2,220,703
		2,854,153
Hong Kong - 5.27%
AMVIG Holdings, Ltd.	494,000	383,021
Asian Citrus Holdings, Ltd.	121,000	110,548
Asian Union New Media Group, Ltd. (I)	440,000	7,676
Avic International Holding HK, Ltd. (I)	1,704,152	71,312
Beijing Capital International Airport
Company, Ltd., Class H (I)	2,612,000	1,224,379
Beijing Development Hong Kong, Ltd. (I)	203,000	33,447
Beijing Enterprises Holdings, Ltd.	522,500	2,733,345
C C Land Holdings, Ltd.	263,000	99,488
Central China Real Estate, Ltd.	531,732	127,928
Centron Telecom International Holdings, Ltd.	262,900	53,472
Chaoda Modern Agriculture Holdings, Ltd.	3,056,474	$1,319,244
China Aerospace International Holdings, Ltd.	1,971,200	208,448
China Agri-Industries Holdings, Ltd.	730,000	776,256
China Chengtong Development Group, Ltd.	526,000	32,534
China Dongxiang Group Company	960,000	306,302
China Energine International Holdings, Ltd. (I)	857,853	55,233
China Everbright, Ltd.	998,000	1,908,899
China Grand Forestry
Resources Group, Ltd. (I)	6,636,000	134,999
China Green Holdings, Ltd. (L)	272,627	175,998
China Haidian Holdings, Ltd.	1,124,000	150,610
China High Speed Transmission Equipment
Group Company, Ltd.	26,000	28,611
China Oil and Gas Group, Ltd. (I)	1,540,000	151,031
China Pharmaceutical Group, Ltd.	1,074,000	523,762
China Properties Group, Ltd. (I)	724,000	210,107
China Resources Land, Ltd.	1,152,000	2,079,982
China South City Holdings Ltd.	338,000	53,903
China Starch Holdings, Ltd.	1,020,000	56,482
China Travel International Investment
Hong Kong, Ltd.	4,134,000	713,847
China Unicom Hong Kong, Ltd., ADR (L)	163,911	3,322,476
China Unicom, Ltd.	4,504,000	9,132,044
China Zenith Chemical Group, Ltd. (I)	115,000	10,819
Citic Pacific, Ltd.	1,524,000	3,847,579
CITIC Resources Holdings, Ltd. (I)	3,528,000	658,806
Coastal Greenland, Ltd. (I)	710,000	37,417
Cosco International Holdings, Ltd.	925,625	523,000
COSCO Pacific, Ltd.	1,546,000	2,723,867
Coslight Technology
International Group, Ltd. (I)	150,000	67,938
DaChan Food Asia, Ltd.	612,000	134,045
Dynasty Fine Wines Group, Ltd.	222,000	65,428
Franshion Properties China, Ltd.	2,946,000	751,126
FU JI Food & Catering
Services Holdings, Ltd. (I)	380,000	0
Fushan International Energy Group, Ltd.	2,186,000	1,341,553
Global Bio-Chem Technology
Group Company, Ltd.	2,520,000	797,942
Global Sweeteners Holdings, Ltd. (I)	104,000	21,944
Glorious Property Holdings, Ltd. (I)	98,000	30,748
Golden Meditech Holdings, Ltd. (I)	828,000	144,021
Goldlion Holdings, Ltd.	261,000	106,997
Heng Tai Consumables Group, Ltd.	1,521,500	155,062
Hi Sun Technology China, Ltd. (I)	12,000	3,401
HKC Holdings, Ltd. (I)	4,298,149	182,654
Hong Kong Energy Holdings, Ltd. (I)	50,628	4,439
Hopson Development Holdings, Ltd.	850,000	771,367
Hua Han Bio-Pharmaceutical Holdings, Ltd.	419,200	118,260
Huscoke Resources Holdings, Ltd.	370,000	13,354
Inspur International, Ltd.	1,620,000	86,730
Ju Teng International Holdings, Ltd.	778,000	225,350
Kai Yuan Holdings, Ltd. (I)	1,840,000	66,296
Kingboard Chemical Holdings, Ltd.	588,025	2,741,358
Kingway Brewery Holdings, Ltd.	578,000	178,460
KWG Property Holding, Ltd.	1,117,013	744,749
Lai Fung Holdings, Ltd.	4,485,000	173,035
Loudong General Nice Resources
China Holdings, Ltd.	153,000	20,130
MIN XIN Holdings, Ltd.	108,000	59,370
Mingyuan Medicare
Development Company, Ltd. (I)	80,000	5,857
Minmetals Land, Ltd.	746,000	117,999
Nan Hai Corp., Ltd. (I)	27,150,000	139,624
Neo-China Land Group Holdings, Ltd. (I)	435,000	136,699

The accompanying notes are an integral part of the financial statements.

100

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
NetDragon Websoft, Inc.	185,500	$110,095
New World China Land, Ltd.	1,556,800	560,583
Nine Dragons Paper Holdings, Ltd.	843,000	738,814
Oriental Ginza Holdings, Ltd. (I)	134,000	9,318
Petroasian Energy Holdings, Ltd. (I)	536,000	19,756
Poly Hong Kong Investment, Ltd. (L)	1,436,453	953,463
Pou Sheng International Holdings, Ltd. (I)	448,000	77,768
Prosperity International Holdings HK, Ltd.	1,320,000	93,559
Qin Jia Yuan Media Services Company, Ltd.	501,064	82,047
Qingling Motors Company, Ltd.	1,054,000	325,800
REXLot Holdings, Ltd.	1,609,921	155,699
Samson Holding, Ltd.	277,548	49,435
Shanghai Industrial Holdings, Ltd.	620,000	2,306,414
Shanghai Zendai Property, Ltd. (I)	2,530,000	70,968
Shenzhen International Holdings, Ltd.	10,320,000	813,113
Shenzhen Investment, Ltd.	2,476,000	746,513
Shougang Concord International
Enterprises Company, Ltd.	3,828,000	375,335
Silver Grant International	1,072,000	345,476
Sim Technology Group, Ltd.	492,000	53,440
Sino Prosper State Gold
Resources Holdings Ltd. (I)	520,000	17,891
Sino Union Petroleum &
Chemical International, Ltd. (I)	2,560,000	234,242
Sinofert Holdings, Ltd.	2,924,000	1,284,937
Sinolink Worldwide Holdings, Ltd. (I)	2,292,000	238,835
Sinomedia Holding, Ltd.	92,139	32,429
Sinopec Kantons Holdings, Ltd.	424,000	220,520
Sinotrans Shipping, Ltd.	829,000	246,355
SRE Group, Ltd.	2,806,000	220,865
TAK Sing Alliance Holdings, Ltd.	182,675	20,002
TCC International Holdings, Ltd.	298,000	166,408
TCL Multimedia
Technology Holdings, Ltd. (I)	877,200	349,384
Tian An China Investment, Ltd.	741,000	466,633
Tianjin Port Development Holdings, Ltd.	194,000	37,061
Tomson Group, Ltd.	386,807	135,316
TPV Technology, Ltd.	305,684	156,558
Truly International Holdings, Ltd.	731,000	105,927
Wasion Group Holdings, Ltd.	306,000	144,728
Yip’s Chemical Holdings, Ltd.	14,000	16,183
Yuexiu Property Company, Ltd. (I)	7,105,250	1,356,674
		56,731,352
Hungary - 0.06%
Danubius Hotel and Spa PLC (I)	6,805	132,441
Egis Gyogyszergyar Nyrt	3,873	416,259
Fotex Holding SE Company, Ltd. (I)(L)	56,874	115,836
		664,536
India - 8.78%
3i Infotech, Ltd.	18,242	18,974
Aarti Industries, Ltd.	51,087	55,421
Aban Offshore, Ltd.	15,263	179,113
ABG Shipyard, Ltd.	4,051	32,265
Aditya Birla Nuvo, Ltd.	55,261	1,116,160
Ador Welding, Ltd.	8,367	32,941
Aftek, Ltd. (I)	28,740	8,953
Alembic Pharmaceuticals, Ltd.	73,121	49,971
Alembic, Ltd.	73,121	31,448
Allahabad Bank	186,565	822,539
Alok Industries, Ltd.	568,576	321,423
Amtek Auto, Ltd.	146,074	533,365
Andhra Bank	198,888	595,396
Ansal Properties & Infrastructure, Ltd.	30,966	29,825
Apollo Tyres, Ltd. (I)	226,563	$394,291
Arvind, Ltd. (I)	104,084	181,153
Ashok Leyland, Ltd.	830,697	906,841
Avaya Global Connect, Ltd.	148	547
Bajaj Auto Finance, Ltd.	14,034	191,981
Bajaj Hindusthan, Ltd.	114,988	184,166
Bajaj Holdings and Investment, Ltd.	49,562	807,046
Balaji Telefilms, Ltd.	15,413	10,942
Balkrishna Industries, Ltd. (I)	225	794
Ballarpur Industries, Ltd.	403,880	299,689
Balmer Lawrie & Company, Ltd.	5,100	69,112
Balrampur Chini Mills, Ltd.	206,266	285,801
Bank of Baroda	57,700	1,155,432
Bank of India	114,231	1,058,268
Bank of Maharashtra	152,501	192,126
BEML, Ltd.	14,453	187,818
Birla Corp., Ltd.	41,435	305,976
Bombay Burmah Trading Company, Ltd.	3,000	26,895
Bombay Rayon Fashions, Ltd.	43,264	273,992
Brigade Enterprises, Ltd. (I)	1,477	2,405
Cairn India, Ltd. (I)	475,630	3,328,819
Canara Bank	78,471	922,771
Central Bank of India	27,807	77,305
Century Textile & Industries, Ltd. (I)	34,929	276,977
Chambal Fertilizers & Chemicals, Ltd.	162,205	293,838
City Union Bank, Ltd.	162,675	163,293
Corporation Bank	4,085	48,038
Cranes Software International, Ltd. (I)	13,600	1,175
Dalmia Bharat Enterprises, Ltd. (I)	12,925	47,735
Dalmia Bharat Sugar & Industries, Ltd.	12,925	4,926
DCM Shriram Consolidated, Ltd.	39,804	40,048
Deepak Fertilizers
& Petrochemicals Corp., Ltd. (I)	28,839	107,126
Development Credit Bank, Ltd. (I)	121,079	161,482
DLF, Ltd.	309,753	1,465,369
Dredging Corp. of India, Ltd.	1,365	9,395
Edelweiss Capital, Ltd.	304,550	227,123
EID Parry India, Ltd.	80,296	449,945
Elder Pharmaceuticals, Ltd.	7,799	68,518
Electrosteel Castings, Ltd.	89,970	59,139
Escorts, Ltd.	20,272	51,887
Essel Propack, Ltd.	37,352	38,119
Eveready Industries India, Ltd.	12,000	10,251
Everest Kanto Cylinder, Ltd. (I)	16,675	34,394
Federal Bank, Ltd.	163,534	1,649,727
Finolex Cables, Ltd. (I)	54,200	56,311
Finolex Industries, Ltd.	46,584	77,947
Firstsource Solutions, Ltd. (I)	41,837	16,838
Future Capital Holdings, Ltd.	4,573	13,973
Gammon India, Ltd.	85,633	175,804
Gateway Distriparks, Ltd.	10,919	31,099
Geodesic, Ltd.	106,859	168,764
Gitanjali Gems, Ltd.	56,665	385,968
Godfrey Philips India, Ltd.	762	48,327
Graphite India, Ltd.	75,117	152,049
Grasim Industries, Ltd.	28,107	1,384,932
Great Eastern Shipping Company, Ltd.	80,820	530,639
Great Offshore, Ltd.	29,781	141,371
Gujarat Alkalies & Chemicals, Ltd.	24,028	76,931
Gujarat Ambuja Exports, Ltd.	77,000	48,588
Gujarat Flourochemicals, Ltd.	6,327	55,278
Gujarat Narmada Valley
Fertilizers Company, Ltd.	66,143	146,858
Gujarat State Fertilisers & Chemicals, Ltd.	23,600	187,868
HBL Power Systems, Ltd.	5,099	2,122

The accompanying notes are an integral part of the financial statements.

101

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
HCL Infosystems, Ltd.	126,394	$250,790
HEG, Ltd.	12,877	68,228
Heidelbergcement India, Ltd. (I)	4,823	4,019
Hexaware Technologies, Ltd.	304,970	478,680
Himatsingka Seide, Ltd.	28,000	20,367
Hindalco Industries, Ltd.	1,340,282	5,422,187
Hinduja Ventures, Ltd.	5,620	36,810
Hotel Leela Venture, Ltd.	112,448	104,363
Housing Development
& Infrastructure, Ltd. (I)	148,246	531,840
ICICI Bank, Ltd.	10,431	254,763
ICICI Bank, Ltd., ADR	234,051	11,538,714
ICSA India, Ltd.	41,569	92,992
Idea Cellular, Ltd. (I)	392,651	702,644
IFCI, Ltd.	157,843	162,392
India Cements, Ltd.	258,302	410,000
India Glycols, Ltd.	11,700	34,195
India Infoline, Ltd.	213,160	421,571
Indiabulls Financial Services, Ltd.	240,661	874,654
Indiabulls Real Estate, Ltd. (I)	315,338	797,889
Indiabulls Wholesale Services, Ltd.	39,417	9,170
Indian Bank	70,234	335,610
Indian Hotels Company, Ltd.	151,812	263,534
Indian Overseas Bank	234,477	770,897
Industrial Development Bank of India, Ltd. (I)	267,194	817,264
Infomedia 18, Ltd. (I)	11,000	3,860
ING Vysya Bank, Ltd. (I)	16,192	124,284
Ingersoll-Rand India, Ltd.	17,465	181,467
IVRCL Infrastructures & Projects, Ltd.	311,424	489,268
Jammu & Kashmir Bank, Ltd.	41,976	787,104
JB Chemicals & Pharmaceuticals, Ltd.	20,800	61,953
JBF Industries, Ltd.	33,505	122,373
Jindal Poly Films, Ltd.	1,258	8,288
Jindal Saw, Ltd.	164,858	586,503
Jindal Stainless, Ltd. (I)	44,529	96,876
JK Tyre & Industries, Ltd.	6,013	12,913
JM Financial, Ltd.	37,218	19,320
JSW Steel, Ltd.	122,212	2,427,910
Jubilant Life Sciences, Ltd. (I)	2,669	10,752
Jubilant Organosys, Ltd.	53,395	231,953
Kalpataru Power Transmission, Ltd.	2,595	7,292
Karnataka Bank, Ltd.	180,381	529,457
Karur Vysya Bank, Ltd. (I)	8,848	71,700
Karur Vysya Bank, Ltd., Pre-Paid Shares (I)	22,120	200,753
Kesoram Industries, Ltd.	26,673	99,380
KS Oils, Ltd.	62,402	30,668
Lakshmi Vilas Bank, Ltd.	30,751	82,821
Lanxess ABS, Ltd.	1,953	26,966
Madhucon Projects, Ltd.	387	770
Madras Cements, Ltd. (I)	36,000	65,889
Maharashtra Seamless, Ltd.	38,253	322,341
Mahindra Lifespace Developers, Ltd.	10,600	86,000
Manaksia, Ltd.	3,292	4,992
Mangalam Cement, Ltd.	14,461	34,710
Mastek, Ltd.	18,261	47,730
McLeod Russel India, Ltd.	69,732	420,298
Mercator Lines, Ltd.	163,169	148,239
Monnet Ispat & Energy, Ltd.	29,947	334,463
Moser Baer India, Ltd.	102,800	90,559
MRF, Ltd.	920	137,748
Mukand, Ltd.	22,832	21,042
Nagarjuna Construction Company, Ltd.	263,914	479,152
Nagarjuna Fertilizers & Chemicals, Ltd.	125,682	101,179
Nahar Spinning Mills, Ltd.	6,600	12,009
National Organic Chemical Industries, Ltd.	80,240	30,280
NIIT Technologies, Ltd.	19,088	$76,940
NIIT, Ltd.	19,897	24,525
Noida Toll Bridge Company, Ltd.	62,165	35,739
Omaxe, Ltd. (I)	20,537	59,429
Orbit Corp., Ltd. (I)	43,904	41,559
Orchid Chemicals & Pharmaceuticals, Ltd.	37,760	231,005
Orient Paper & Industries, Ltd.	58,165	73,729
Oriental Bank of Commerce	101,465	750,052
Panacea Biotec, Ltd.	19,983	74,428
Parsvnath Developers, Ltd. (I)	76,316	80,970
Patni Computer Systems, Ltd.	122,526	889,497
Patni Computer Systems, Ltd., ADR (L)	3,538	51,655
Peninsula Land, Ltd.	7,362	7,665
Piramal Healthcare, Ltd. (I)	5,549	49,934
Polaris Software Lab, Ltd.	26,963	108,748
Polyplex Corp., Ltd.	3,400	14,205
Provogue India, Ltd.	43,382	33,966
PSL, Ltd.	10,200	16,301
PTC India, Ltd.	233,522	417,347
Punj Lloyd, Ltd.	165,098	281,720
Raymond, Ltd.	23,286	190,891
REI Six Ten Retail, Ltd.	7,735	5,180
Reliance Capital, Ltd.	71,378	928,173
Reliance Communications, Ltd.	685,263	1,476,261
Reliance Industries, Ltd.	12,578	252,608
Reliance Industries, Ltd., GDR	295,052	11,872,892
Rolta India, Ltd.	133,332	385,946
RPG Itochu Finance, Ltd. (I)	535	986
Ruchi Soya Industries, Ltd.	125,412	276,306
S Kumars Nationwide, Ltd. (I)	78,505	95,168
SEAMEC, Ltd. (I)	10,845	21,847
Shiv-Vani Oil & Gas
Exploration Services, Ltd.	6,058	29,952
Sicagen India, Ltd.	5,873	3,252
Sical Logistics, Ltd. (I)	6,851	11,204
Sobha Developers, Ltd.	24,143	140,307
Sonata Software, Ltd.	29,000	26,460
South Indian Bank, Ltd.	1,171,770	627,747
SREI Infrastructure Finance, Ltd.	247,892	238,748
SRF, Ltd.	24,910	159,419
State Bank of India	29,886	1,603,394
State Bank of India, GDR	435	47,894
Steel Authority of India, Ltd.	314,325	965,205
Sterlite Industries India, Ltd., ADR (L)	377,373	5,679,464
Sundaram Finance, Ltd.	650	8,064
Suzlon Energy, Ltd. (I)	610,254	656,049
Syndicate Bank, Ltd.	206,951	545,098
Tata Chemicals, Ltd. (I)	96,921	810,039
Tata Communications, Ltd., ADR (I)(L)	3,971	34,826
Tata Investment Corp., Ltd.	6,673	74,279
Tata Steel, Ltd.	290,576	3,986,726
Tata Tea, Ltd.	467,750	1,014,027
Teledata Marine Solutions Pte, Ltd. (I)	23,474	17,985
Teledata Technology Solutions, Ltd. (I)	23,474	212
Time Technoplast, Ltd.	4,194	6,671
Triveni Engineering & Industries, Ltd.	8,452	7,509
Triveni Turbine, Ltd.	8,452	10,244
Tube Investments of India, Ltd.	6,744	20,678
Tulip Telecom, Ltd.	5,539	20,135
UCO Bank	85,194	182,869
Union Bank of India, Ltd.	169,587	1,119,225
Unitech, Ltd.	94,881	68,342
Unity Infraprojects, Ltd.	5,529	7,917
Usha Martin, Ltd.	154,885	186,814
Vardhman Textiles, Ltd.	1,620	761

The accompanying notes are an integral part of the financial statements.

102

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Vardhman Textiles, Ltd.	8,101	$39,498
Varun Shipping Company, Ltd.	66,246	36,107
Videocon Industries, Ltd.	105,664	513,915
Vijaya Bank	83,311	129,817
Walchandnagar Industries	2,137	5,808
Zuari Industries, Ltd.	9,200	131,499
		94,550,803
Indonesia - 2.10%
Adhi Karya Tbk PT	129,000	12,059
AKR Corporindo Tbk PT	1,096,500	272,384
Aneka Tambang Tbk PT	5,349,000	1,298,103
Asahimas Flat Glass Tbk PT (I)	11,000	9,630
Astra Graphia Tbk PT	606,000	70,124
Bakrie & Brothers Tbk PT (I)	108,774,489	852,853
Bakrie Sumatera Plantations Tbk PT	17,546,000	862,825
Bakrie Telecom Tbk PT (I)	21,866,000	931,934
Bakrieland Development Tbk PT (I)	42,983,500	744,420
Bank Bukopin Tbk PT	3,314,000	267,224
Bank Danamon Indonesia Tbk PT	2,159,000	1,513,723
Bank Mandiri Tbk PT	989,320	833,967
Bank Negara Indonesia Persero Tbk PT	6,478,881	2,934,475
Bank Pan Indonesia Tbk PT (I)	4,237,897	450,558
Bank Tabungan Negara Tbk Pt	1,132,500	223,413
Barito Pacific Tbk PT (I)	988,000	114,375
Berlian Laju Tanker Tbk PT (I)	9,494,166	338,459
Bhakti Investama Tbk PT (I)	14,522,000	399,622
Budi Acid Jaya Tbk PT	1,493,000	47,099
Central Proteinaprima Tbk PT (I)	16,930,000	104,634
Ciputra Development Tbk PT (I)	16,900,000	849,397
Ciputra Surya Tbk PT	896,000	79,519
Darma Henwa Tbk PT (I)	11,027,500	135,515
Davomas Abadi Tbk PT (I)	2,465,000	21,047
Elnusa Tbk PT	2,000,000	61,811
Energi Mega Persada Tbk PT (I)	26,444,181	635,336
Gajah Tunggal Tbk PT	1,019,000	371,735
Global Mediacom Tbk PT	6,426,000	631,566
Gozco Plantations Tbk PT	3,219,500	142,776
Gudang Garam Tbk PT (I)	99,076	576,441
Indah Kiat Pulp and Paper Corp. Tbk PT (I)	569,500	85,723
Indofood Sukses Makmur Tbk PT (I)	39,000	26,172
International Nickel Indonesia Tbk PT	3,109,500	1,634,553
Japfa Comfeed Indonesia Tbk PT	103,554	60,209
Kawasan Industri Jababeka Tbk PT (I)	9,474,500	139,229
Lippo Karawaci Tbk PT	10,713,293	814,514
Matahari Putra Prima Tbk PT	2,800,500	395,319
Medco Energi Internasional Tbk PT	2,465,000	677,064
Media Nusantara Citra Tbk PT	259,000	27,850
Mitra Adiperkasa Tbk PT	837,000	388,202
Mitra International Resources Tbk PT (I)	1,747,000	32,619
Panin Financial Tbk PT (I)	16,690,500	346,810
Panin Insurance Tbk PT (I)	1,544,000	104,834
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	802,500	217,886
Polychem Indonesia Tbk PT (I)	1,954,500	132,194
Ramayana Lestari Sentosa Tbk PT	1,774,500	161,651
Sampoerna Agro PT	622,500	250,690
Samudera Indonesia Tbk PT	58,500	27,799
Selamat Sempurna Tbk PT	56,500	7,906
Sentul City Tbk PT (I)	9,917,000	138,187
Summarecon Agung Tbk PT	3,695,000	491,922
Suryainti Permata Tbk PT (I)	1,446,000	15,007
Tiga Pilar Sejahtera Food Tbk (I)	12,000	924
Trias Sentosa Tbk PT	2,019,500	109,631
Trimegah Securities Tbk PT	1,540,500	18,340
Truba Alam Manunggal Engineering PT (I)	11,991,500	$85,520
Tunas Ridean Tbk PT	3,358,000	239,084
Wijaya Karya PT	2,405,748	185,235
		22,602,098
Israel - 0.02%
Electra Real Estate, Ltd. (I)	1	4
Mivtach Shamir Holdings, Ltd.	7,750	257,194
Union Bank of Israel, Ltd.	0	1
		257,199
Luxembourg - 0.01%
Brait SA (I)	60,679	148,398
Malaysia - 4.10%
Affin Holdings BHD	711,300	785,124
Al Aqar KPJ Real Estate Investment Trust	19,983	7,814
Alliance Financial Group BHD	1,285,500	1,354,297
AMDB BHD (I)	110,000	21,744
AMMB Holdings BHD	3,568,362	7,699,685
Ann Joo Resources BHD	252,200	234,125
Asas Dunia BHD (I)	24,000	7,736
Asia Pacific Land BHD (I)	282,100	37,861
Bandar Raya Developments BHD	639,900	419,582
Berjaya Corp. BHD (Kuala Lumpur Exchange)	1,930,300	774,652
Berjaya Media BHD (I)	48,200	10,688
BIMB Holdings BHD	142,900	91,640
Bolton BHD	177,100	60,481
Boustead Holdings BHD	552,160	1,130,725
Cahya Mata Sarawak BHD	241,600	176,529
Dijaya Corp. BHD	40,900	21,115
DNP Holdings BHD	124,000	73,174
DRB-Hicom BHD	1,194,900	901,448
Eastern & Oriental BHD	337,900	180,783
Eastern Pacific Industrial Corp. BHD	155,600	134,231
ECM Libra Financial Group BHD	542,489	163,706
EON Capital BHD	454,300	386,830
Esso Malaysia BHD	92,100	155,489
Globetronics Technology BHD	190,440	63,807
Glomac BHD	231,300	140,292
Goldis BHD	306,000	172,200
Hap Seng Consolidated BHD	504,200	877,113
Hap Seng Plantations Holdings BHD	617,500	554,808
Hong Leong Credit BHD	309,800	1,353,049
Hong Leong Industries BHD	25,000	33,231
Hunza Properties BHD	113,800	59,929
Hwang-DBS Malaysia BHD (I)	105,200	88,185
IGB Corp. BHD	1,590,043	1,127,574
IJM Corp. BHD	2,070,980	4,425,515
IJM Land BHD	443,300	417,586
Insas BHD (I)	485,264	81,328
Integrated Logistics BHD	162,855	47,461
Jaks Resources BHD (I)	246,000	52,236
Jaya Tiasa Holdings BHD	63,945	147,994
K&N Kenanga Holdings BHD (I)	323,600	80,369
Karambunai Corp. BHD (I)	1,978,300	121,691
Keck Seng BHD	222,300	312,342
Kian Joo Can Factory BHD	290,000	204,143
Kim Loong Resources BHD	29,400	21,346
Kinsteel BHD	561,400	134,926
KLCC Property Holdings BHD	796,400	883,642
KSL Holdings BHD	267,333	169,311
KUB Malaysia BHD	534,400	128,867
Kulim Malaysia BHD	989,600	1,165,842
Kumpulan Hartanah Selangor BHD (I)	410,800	42,273
Kwantas Corp. BHD	56,000	41,616

The accompanying notes are an integral part of the financial statements.

103

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Land & General BHD (I)	163,200	$23,029
Landmarks BHD (I)	384,900	183,903
LBS Bina Group BHD (I)	210,000	59,517
Leader Universal Holdings BHD (I)	540,100	149,500
Lion Corp. BHD (I)	549,100	52,801
Lion Industries Corp. BHD	736,100	459,235
MAA Holdings BHD (I)	133,400	32,939
Malaysia Airports Holdings	180,200	386,030
Malaysian Pacific Industries Bhd	9,375	13,976
MBM Resources BHD	60,500	64,558
Mega First Corp. BHD	163,700	91,657
MISC BHD	17,400	42,432
MK Land Holdings BHD (I)	632,500	77,595
MMC Corp. BHD	1,118,700	1,046,619
MNRB Holdings BHD (I)	10,000	9,381
Muhibbah Engineering M BHD	495,300	233,854
Mulpha International BHD (I)	2,622,700	430,317
Naim Holdings BHD	198,100	161,723
Nylex Malaysia BHD	81,463	16,468
Oriental Holdings BHD	549,620	941,681
OSK Holdings BHD	881,950	448,198
OSK Property Holdings BHD	82,291	23,631
Panasonic Manufacturing Malaysia BHD	48,200	388,587
PBA Holdings BHD	32,000	10,385
PJ Development Holdings BHD	258,900	66,976
PPB Group BHD	729,200	4,160,881
Protasco BHD	172,400	57,703
Proton Holdings BHD	422,800	463,726
Ranhill BHD	372,100	80,282
Scientex, Inc. BHD	51,000	45,116
Scomi Group BHD (I)	1,708,300	178,544
Selangor Dredging BHD	326,900	80,218
Selangor Properties BHD	105,000	129,740
Shangri-La Hotels BHD	101,900	95,187
Shell Refining Company Federation of
Malaya BHD	161,700	561,383
SHL Consolidated BHD	172,300	72,469
Sunway City BHD (I)	438,900	782,274
Sunway Holdings, Inc. BHD (I)	348,900	314,340
Suria Capital Holdings BHD	237,900	139,523
Symphony House BHD (I)	74,426	4,102
TA Ann Holdings BHD	459,792	843,945
TA Enterprise BHD	1,903,200	445,168
TA Global BHD	1,233,900	151,367
TDM BHD	160,500	159,163
Tebrau Teguh BHD (I)	316,000	80,348
Time.com BHD (I)	1,734,500	426,402
Tradewinds Corp. BHD	398,400	120,303
Tradewinds Malaysia BHD	57,000	196,984
TSH Resources BHD	7,300	7,670
Unisem M BHD	601,680	317,071
United Malacca BHD	97,800	229,072
VS Industry BHD	166,770	94,578
WTK Holdings BHD	368,500	231,544
YNH Property BHD	662,715	433,050
YTL Corp. BHD	66,500	34,215
Zelan BHD (I)	227,600	30,200
		44,159,695
Mexico - 6.37%
Alfa SAB de CV	418,000	6,229,748
Alsea SAB de CV	374,150	381,228
Axtel SAB de CV (I)	982,700	544,709
Bolsa Mexicana de Valores SAB de CV	511,600	1,027,701
Carso Infraestructura y Construccion
SAB de CV (I)	157,200	$100,025
Cemex SAB de CV, ADR (I)(L)	1,263,420	10,865,412
Coca-Cola Femsa SAB de CV, ADR	32,500	3,022,825
Coca-Cola Femsa SAB de CV, Series L	66,900	622,747
Consorcio ARA SAB de CV	1,418,400	717,165
Corporacion GEO SAB de CV (I)	793,874	1,830,687
Desarrolladora Homex SAB de CV (I)	153,600	642,815
Desarrolladora Homex SAB
de CV, ADR (I)(L)	9,800	247,254
Embotelladoras Arca SAB de CV	363,949	2,604,853
Empresas ICA SAB de CV (I)	220,900	510,154
Empresas ICA SAB de CV, ADR (I)(L)	198,467	1,829,866
GMD Resorts SAB de CV (I)	68,200	23,358
Gruma SAB de CV, ADR (I)	3,214	26,483
Gruma SAB de CV, Class B (I)	301,800	626,360
Grupo Aeroportuario del Centro Norte
SAB de CV	281,000	602,391
Grupo Aeroportuario del Centro Norte SAB
de CV, ADR (L)	4,057	70,389
Grupo Aeroportuario del Pacifico SAB
de CV, ADR	81,585	3,341,722
Grupo Aeroportuario del Sureste SAB
de CV, ADR	30,747	1,812,228
Grupo Aeroportuario del Sureste SAB
de CV, Class B	28,700	168,888
Grupo Carso SAB de CV	1,110,125	3,678,768
Grupo Cementos de Chihuahua SAB de CV (I)	35,500	120,127
Grupo Famsa SAB de CV (I)	357,718	611,040
Grupo Financiero Banorte SAB de CV	2,397,900	10,887,164
Grupo Financiero Inbursa SA	266,200	1,363,910
Grupo Industrial Maseca SAB de CV (I)	53,900	56,393
Grupo Industrial Saltillo SAB de CV (I)	94,000	118,017
Grupo Kuo SAB de CV (I)	164,000	262,069
Grupo Mexicano de Desarrollo SAB de CV (I)	68,200	45,841
Grupo Simec SAB de CV (I)	219,500	553,226
Industrias CH SAB de CV (I)	265,600	998,112
Inmuebles Carso SAB de CV, Class B1 (I)	1,110,125	1,116,904
Maxcom Telecomunicaciones SAB de CV (I)	85,000	34,121
Minera Frisco SAB de CV, Class A1 (I)	896,189	4,295,523
Organizacion Soriana SAB de CV	1,587,300	4,759,799
Qualitas Compania de Seguros SA de CV	318,900	277,814
Sare Holding SAB de CV, Class B (I)	437,200	105,300
Urbi Desarrollos Urbanos SAB de CV (I)	662,000	1,453,081
		68,586,217
Philippines - 0.53%
Empire East Land Holdings, Inc. (I)	2,990,000	50,419
Filinvest Development Corp.	730,000	82,020
Filinvest Land, Inc.	18,335,500	496,697
First Philippine Holdings Corp.	427,000	584,219
Lopez Holdings Corp. (I)	3,257,000	432,190
Megaworld Corp.	19,138,800	879,871
Metropolitan Bank & Trust Company	111,411	180,342
Pepsi-Cola Products Philippines, Inc.	100,000	5,557
Philippine National Bank (I)	362,200	485,628
Rizal Commercial Banking Corp.	602,800	367,444
Robinsons Land Corp.	3,128,100	867,831
San Miguel Corp.	21,600	57,498
Security Bank Corp.	92,427	213,472
Union Bank of Philippines	214,600	295,866
Universal Robina Corp.	236,100	222,324
Vista Land & Lifescapes, Inc.	5,803,000	424,155
		5,645,533

The accompanying notes are an integral part of the financial statements.

104

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Poland - 1.90%
Agora SA	77,712	$510,141
Asseco Poland SA	58,719	1,061,056
Bank BPH SA (I)	4,144	90,636
Bank Millennium SA	296,783	584,061
Bioton SA (I)	4,546,178	249,007
Bomi SA (I)	17,357	42,357
Ciech SA (I)	32,747	281,357
Comarch SA (I)	1,802	48,727
Dom Maklerski IDM SA (I)	148,572	137,535
Echo Investment SA (I)	534,956	965,103
Emperia Holding SA	2,613	105,544
Enea SA (I)	6,406	42,041
Energomontaz Poludnie SA (I)	231	314
Fabryki Mebli Forte SA	23,417	99,751
Farmacol SA (I)	10,785	122,892
Firma Oponiarska Debica SA	7,768	158,579
Gant Development SA (I)	4,513	19,408
Grupa Kety SA	17,839	822,754
Grupa Lotos SA (I)	99,148	1,632,547
Impexmetal SA	98,393	179,374
Koelner Sakoelner SA (I)	3,500	14,356
Kopex SA (I)	61,117	519,127
Kredyt Bank SA	46,402	292,578
LC Corp. SA (I)	155,767	78,374
MCI Management SA (I)	32,259	84,520
Mostostal-Export SA (I)	22,710	13,302
Netia SA (I)	324,551	681,664
Orbis SA (I)	46,258	636,490
Pekaes SA	6,380	14,887
Polnord SA	19,758	184,773
Polska Grupa Energetyczna SA	165,083	1,443,330
Polski Koncern Naftowy Orlen SA (I)	472,808	8,926,925
Sygnity SA (I)	6,918	69,195
Zaklady Azotowe Pulawy SA	5,389	232,831
Zaklady Azotowe w
Tarnowie-Moscicach SA (I)	7,481	91,597
		20,437,133
Russia - 5.05%
Gazprom OAO, ADR	219,732	3,197,101
Gazprom OAO, ADR (London Exchange)	3,027,634	44,344,414
Lukoil OAO, ADR	107,569	6,841,942
Surgutneftegaz, ADR	2,174	21,524
		54,404,981
South Africa - 8.62%
ABSA Group, Ltd.	383,490	7,650,969
Adcorp Holdings, Ltd.	20,914	88,304
Aeci, Ltd.	103,361	1,291,046
Afgri, Ltd.	373,953	360,694
Allied Electronics Corp., Ltd.	62,999	254,783
Argent Industrial, Ltd.	113,274	139,432
Aveng, Ltd.	442,348	2,343,441
Barloworld, Ltd.	265,047	2,708,678
Basil Read Holdings, Ltd.	36,217	71,435
Bell Equipment, Ltd. (I)	34,158	71,752
Blue Label Telecoms, Ltd.	8,734	6,495
Caxton & CTP Publishers & Printers, Ltd.	185,300	411,756
Ceramic Industries, Ltd.	1,970	36,704
Cipla Medpro South Africa, Ltd.	411,123	419,701
DataTec, Ltd. (I)	255,498	1,457,947
DRDGOLD, Ltd. (L)	81,220	39,307
Eqstra Holdings, Ltd. (I)	194,239	195,361
Gold Fields, Ltd.	3,784	55,368
Gold Fields, Ltd., ADR	863,100	12,592,629
Gold Reef Resorts, Ltd.	6,894	$16,930
Grindrod, Ltd.	607,680	1,253,298
Group Five, Ltd. (I)	70,987	314,800
Harmony Gold Mining
Company, Ltd., ADR (L)	532,185	7,035,486
Hudaco Industries, Ltd.	17,551	212,605
Hulamin, Ltd. (I)	110,075	122,048
Iliad Africa, Ltd.	124,370	117,528
Investec, Ltd.	318,380	2,629,799
JD Group, Ltd.	204,241	1,275,212
Kap International Holdings, Ltd. (I)	189,283	73,438
Lewis Group, Ltd.	97,828	1,224,408
Liberty Holdings, Ltd.	151,704	1,617,632
Merafe Resources, Ltd.	2,241,497	384,926
Metair Investments, Ltd.	163,437	367,480
Metorex, Ltd. (I)	13,716	16,018
Mittal Steel South Africa, Ltd. (I)	119,416	1,396,168
Mondi, Ltd.	181,251	1,770,442
Murray & Roberts Holdings, Ltd. (I)	85,411	379,195
Mvelaphanda Group, Ltd. (I)	618,180	299,911
Mvelaserve, Ltd. (I)	154,755	274,634
Nedbank Group, Ltd.	282,400	6,123,765
Northam Platinum, Ltd.	172,740	1,087,140
Nu-World Holdings, Ltd. (I)	19,436	53,176
Omnia Holdings, Ltd. (I)	57,918	679,163
Peregrine Holdings, Ltd.	95,789	162,902
Petmin, Ltd.	101,536	43,633
PSG Group, Ltd.	51,122	362,859
Raubex Group, Ltd.	49,180	117,287
Sanlam, Ltd.	2,560,368	10,445,767
Sappi, Ltd. (I)	209,428	1,069,979
Sappi, Ltd., ADR (I)	156,861	799,991
Sentula Mining, Ltd. (I)	262,338	100,760
Simmer and Jack Mines, Ltd. (I)	1,178,019	5,225
Standard Bank Group, Ltd.	827,705	12,247,774
Stefanutti Stocks Holdings, Ltd.	41,189	76,095
Steinhoff International Holdings, Ltd. (I)	1,769,103	6,021,583
Super Group, Ltd. (I)	1,917,354	224,092
Telkom SA, Ltd.	271,496	1,478,399
Telkom SA, Ltd., ADR	3,000	64,770
Tiger Wheels, Ltd. (I)	32,678	0
Trans Hex Group, Ltd. (I)	44,790	21,867
Trencor, Ltd.	89,164	461,146
Value Group, Ltd.	178,661	95,645
Village Main Reef, Ltd. (I)	558,255	102,375
Zeder Investments, Ltd.	46,808	18,419
		92,841,572
South Korea - 14.87%
Aekyung Petrochemical Company, Ltd.	5,080	233,823
Artone Paper Manufacturing Company, Ltd. (I)	3,860	7,394
Asia Cement Company, Ltd.	3,240	147,918
Asia Paper Manufacturing Company, Ltd.	1,600	13,482
BNG Steel Company, Ltd. (I)	7,680	135,550
Bookook Securities Company, Ltd.	4,950	79,119
Boryung Pharmaceutical Company, Ltd.	3,676	72,434
BS Financial Group, Inc. (I)	185,010	2,628,259
BYC Company, Ltd.	240	34,437
Byucksan Corp. (I)	1,980	35,486
Byucksan Engineering &
Construction Company, Ltd. (I)	7,600	9,558
Chin Hung International, Inc. (I)	215,526	63,731
Choil Aluminum
Manufacturing Company, Ltd.	1,630	15,314
Chokwang Leather Company, Ltd.	2,200	21,328

The accompanying notes are an integral part of the financial statements.

105

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Chong Kun Dang Pharm Corp.	5,060	$134,792
Choongwae Pharma Corp.	6,159	77,933
Chosun Refractories Company, Ltd.	1,708	104,842
Chungho Comnet Company, Ltd. (I)	2,270	14,662
CJ CheilJedang Corp.	323	71,371
CJ Corp.	17,422	1,190,843
D.I. Corp	12,000	18,496
Dae Chang Industrial Company, Ltd.	43,270	73,806
Dae Dong Industrial Company, Ltd.	9,000	35,216
Dae Han Flour Mills Company, Ltd.	1,232	193,937
Dae Won Kang Up Company, Ltd.	23,117	134,778
Daeduck GDS Company, Ltd.	12,540	103,567
Daehan Steel Company, Ltd.	9,250	67,596
Daehan Synthetic Fiber Company, Ltd.	486	41,428
Daekyo Company, Ltd.	44,550	238,431
Daelim Industrial Company, Ltd.	32,582	3,946,964
Daelim Trading Company, Ltd.	1,417	5,418
Daesang Corp.	18,550	196,983
Daesang Holdings Company, Ltd.	800	2,736
Daesung Group Holdings Company, Ltd.	525	29,643
Daesung Holdings Company, Ltd.	5,270	65,898
Daesung Industrial Company, Ltd.	2,149	59,519
Daewon Pharmaceutical Company, Ltd.	5,330	29,683
Daewoo Engineering &
Construction Company, Ltd. (I)	129,880	1,308,021
Daewoong Company, Ltd.	620	9,003
Dahaam E-Tec Company, Ltd.	2,630	48,439
Daishin Securities Company, Ltd.	53,530	686,789
Daiyang Metal Company, Ltd. (I)	6,490	6,493
Daou Technology, Inc.	26,120	192,474
DGB Financial Group, Inc. (I)	146,510	2,223,071
Digital Power Communications Company, Ltd.	13,000	18,976
Dong Ah Tire & Rubber Company, Ltd.	10,970	97,713
Dong Wha Pharmaceutical Company, Ltd.	16,190	74,156
Dong-Il Corp.	673	38,430
Dongbang Transport Logistics Company, Ltd.	5,500	14,922
Dongbu Corp.	12,860	78,887
Dongbu HiTek Company, Ltd. (I)	26,970	251,639
Dongbu Securities Company, Ltd.	32,430	161,106
Dongbu Steel Company, Ltd.	23,705	203,513
Dongil Industries Company, Ltd.	1,340	90,534
Dongil Rubber Belt Company, Ltd.	8,421	40,968
Dongkuk Steel Mill Company, Ltd.	42,070	1,628,554
Dongwon F&B Company, Ltd.	1,080	44,358
Dongyang Engineering & Construction Corp.	1,044	6,698
Doosan Industrial Development Company, Ltd.	35,052	149,945
DPI Holdings Company, Ltd.	5,790	37,292
Eugene Investment &
Securities Company, Ltd. (I)	457,300	238,887
F&F Company, Ltd.	4,900	44,942
Fursys, Inc.	4,452	118,973
Gaon Cable Company, Ltd.	2,934	53,035
Global & Yuasa Battery Company, Ltd.	4,350	195,111
Golden Bridge Investment &
Securities Company, Ltd.	17,880	28,009
Gwangju Shinsegae Company, Ltd.	1,111	190,987
Hae In Corp.	1,756	11,465
Halla Engineering & Construction Corp.	14,352	286,410
Han Kuk Carbon Company, Ltd.	8,620	47,798
Hana Financial Group, Inc.	252,095	8,873,312
Handok Pharmaceuticals Company, Ltd.	1,000	11,895
Handsome Company, Ltd.	17,320	428,675
Hanil Cement Manufacturing Company, Ltd.	6,209	268,981
Hanil Construction Company, Ltd. (I)	1,456	4,115
Hanjin Heavy Industries &
Construction Company, Ltd. (I)	38,143	$1,288,625
Hanjin Heavy Industries & Construction
Holdings Company, Ltd.	14,860	152,373
Hanjin Transportation Company, Ltd.	11,210	279,582
Hankook Cosmetices
Manufacturing Company, Ltd.	688	2,691
Hankook Cosmetics Company, Ltd. (I)	4,992	10,981
Hankuk Glass Industries, Inc.	1,970	55,668
Hankuk Paper Manufacturing Company, Ltd.	3,920	65,124
Hanmi Holdings Company, Ltd. (I)	567	13,628
Hanshin Construction Company, Ltd.	3,090	29,438
Hansol CSN Company, Ltd.	23,490	36,485
Hansol Paper Company, Inc.	40,470	356,012
Hanwha Corp.	1,510	69,425
Hanwha Securities Company, Ltd.	58,320	334,160
Hanwha Timeworld Company, Ltd.	2,650	56,646
Hanyang Securities Company, Ltd.	11,820	84,373
Heung-A Shipping Company, Ltd.	17,782	14,569
Hite Brewery Company, Ltd.	1,873	196,685
Hite Holdings Company, Ltd.	7,640	112,059
HMC Investment Securities Company, Ltd. (I)	17,256	321,826
HS R&A Company, Ltd.	2,470	55,923
Husteel Company, Ltd.	6,110	118,571
Hwacheon Machine Tool Company, Ltd.	940	55,338
HwaSung Industrial Company, Ltd. (I)	2,730	9,135
Hyosung Corp.	19,480	1,682,286
Hyundai Cement Company, Ltd. (I)	6,160	38,898
Hyundai Development Company	68,610	1,936,607
Hyundai DSF Company, Ltd.	2,300	29,634
Hyundai Mipo Dockyard Company, Ltd.	12,693	2,025,642
Hyundai Pharmaceutical
Industrial Company, Ltd.	15,500	21,194
Hyundai Securities Company, Ltd.	141,746	1,588,361
Il Dong Pharmaceutical Company, Ltd.	10,050	71,708
Iljin Electric Company, Ltd.	11,160	81,608
Iljin Holdings Company, Ltd.	24,771	76,295
Ilshin Spinning Company, Ltd.	524	55,540
Ilsung Pharmaceutical Company, Ltd.	1,895	139,985
Industrial Bank of Korea	208,787	3,649,110
Inzi Controls Company, Ltd.	6,050	47,770
IS Dongseo Company, Ltd.	9,640	256,713
ISU Chemical Company, Ltd.	7,460	192,522
Isupetasys Company, Ltd.	6,040	22,925
Jahwa Electronics Company, Ltd.	15,120	77,295
Jeil Mutual Savings Bank (I)	1,820	4,426
Jeil Pharmaceutical Company	13,980	141,587
Jeonbuk Bank, Ltd.	47,387	280,615
Jinheung Mutual Savings
Bank Company, Ltd. (I)	36,500	101,952
Joongang Construction Company, Ltd. (I)	1,260	3,161
KB Financial Group, Inc.	22,348	1,062,955
KB Financial Group, Inc., ADR (L)	337,933	16,153,197
KCC Corp.	5,518	1,732,537
KCTC	1,530	21,649
Keangnam Enterprises, Ltd. (I)	8,628	81,415
Keyang Electric Machinery Company, Ltd.	13,000	40,191
KG Chemical Corp.	5,600	42,976
KIC, Ltd. (I)	6,540	17,437
KISCO Corp.	3,841	112,193
KISCO Holdings Company, Ltd.	778	28,577
Kishin Corp.	8,229	42,984
KISWIRE, Ltd.	4,735	213,439
Kolon Corp.	1,959	52,757

The accompanying notes are an integral part of the financial statements.

106

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Kolon Engineering &
Construction Company, Ltd. (I)	19,480	$73,080
Korea Airport Service Company, Ltd.	2,720	107,933
Korea Cast Iron Pipe Industries Company, Ltd.	5,500	20,599
Korea Circuit Company, Ltd. (I)	5,300	28,015
Korea Development Corp. (I)	5,485	20,309
Korea Development Financing Corp.	1,395	28,300
Korea Electric Terminal Company, Ltd.	5,770	118,549
Korea Exchange Bank	325,730	2,940,035
Korea Express Company, Ltd. (I)	8,268	839,880
Korea Flange Company, Ltd.	4,810	97,218
Korea Green Paper
Manufacturing Company, Ltd. (I)	3,243	3,802
Korea Investment Holdings Company, Ltd.	44,860	1,525,204
Korea Life Insurance Company Ltd.	6,090	44,208
Korea Line Corp. (I)	10,622	61,389
Korea Mutual Savings Bank (I)	2,320	15,868
KPX Chemcial Company, Ltd.	933	55,116
KPX Fine Chemical Company, Ltd.	510	19,365
KTB Network Corp. (I)	55,710	151,482
Kukdo Chemical Company, Ltd.	2,470	164,353
Kumho Electric Company, Ltd.	2,015	53,482
Kumho Industrial Company, Ltd. (I)	5,973	45,289
Kumho Investment Bank (I)	160,570	86,525
Kumkang Industrial Company, Ltd.	1,400	17,175
Kunsul Chemical Industrial Company, Ltd.	1,970	27,083
Kwang Dong Pharmaceutical Company, Ltd.	51,130	150,019
Kyeryong Construction
Industrial Company, Ltd.	6,260	90,230
Kyobo Securities Company, Ltd.	10,378	62,062
Kyung Nong Corp.	9,470	28,566
Kyung-in Synthetic Corp.	7,860	25,255
Kyungbang, Ltd.	1,042	123,083
Lee Ku Industrial Company, Ltd.	8,395	16,143
LG Display Company, Ltd., ADR (L)	477,041	6,702,426
LG Electronics, Inc.	116,453	9,089,085
LG Hausys, Ltd.	3,401	240,669
LG Uplus Corp.	263,010	1,427,939
Livart Furniture Company, Ltd.	1,200	8,671
Lotte Chilsung Beverage Company, Ltd.	825	1,021,027
Lotte Confectionery Company, Ltd.	833	1,329,048
Lotte Midopa Company, Ltd.	14,350	231,332
Lotte Samkang Company, Ltd.	924	329,109
Lotte Shopping Company, Ltd.	12,948	6,187,020
Manho Rope & Wire, Ltd. (I)	1,350	21,517
Meritz Securities Company, Ltd.	230,139	205,263
Mi Chang Oil Industrial Company, Ltd.	905	40,264
Mirae Asset Securities Company, Ltd.	12,630	532,523
Moorim P&P Company, Ltd.	29,420	174,514
Moorim Paper Company, Ltd.	13,820	39,870
Motonic Corp.	6,055	52,397
Namkwang Engineering &
Construction Company, Ltd. (I)	17,170	37,080
Namyang Dairy Products Company, Ltd.	559	409,968
Nexen Corp.	1,516	112,661
NH Investment & Securities Company, Ltd.	24,969	157,088
Nong Shim Company, Ltd.	2,041	465,402
Nong Shim Holdings Company, Ltd.	2,560	148,553
Ottogi Corp.	876	116,179
Pacific Corp.	3,745	761,963
Pang Rim Company, Ltd.	910	9,984
PaperCorea, Inc. (I)	70,940	36,564
Poonglim Industrial Company, Ltd. (I)	3,790	6,542
Poongsan Corp.	1,190	43,200
Poongsan Holdings Corp.	5,382	159,541
POSCO	362	$157,238
POSCO Coated & Color Steel Company, Ltd.	4,050	93,832
POSCO, ADR (L)	35,796	3,888,162
Pumyang Construction Company, Ltd. (I)	1,411	3,525
Pusan City Gas Company, Ltd.	7,300	131,392
S&T Daewoo Company, Ltd.	4,680	146,850
S&T Dynamics Company, Ltd.	24,980	377,528
S&T Holdings Company, Ltd.	11,230	142,782
Saeron Automotive Corp.	5,550	25,407
Sam Lip General Foods Company, Ltd.	2,300	28,363
Sam Young Electronics Company, Ltd.	10,510	111,715
Sam Yung Trading Company, Ltd.	4,459	24,951
Sambu Construction Company, Ltd.	5,132	61,287
Samhwa Paint Industrial Company, Ltd.	5,090	19,745
Samick Musical Instruments Company, Ltd.	8,450	9,479
Samjin Pharmaceutical Company, Ltd.	1,950	14,075
Samsung Corp.	79,429	6,128,671
Samsung SDI Company, Ltd.	30,919	4,757,713
Samwhan Corp.	6,280	42,436
Samyang Corp.	6,510	643,492
Samyang Genex Company, Ltd.	2,270	129,649
Samyang Tongsang Company, Ltd.	1,360	30,199
SAVEZONE I&C Corp. (I)	16,880	35,047
SBS Media Holdings Company, Ltd. (I)	35,780	88,420
SeAH Holdings Corp.	1,122	149,249
SeAH Steel Corp.	2,835	232,564
Sebang Company, Ltd.	11,820	193,057
Seowon Company, Ltd.	1,920	5,551
SG Corp. (I)	84,000	30,819
SH Chemical Company, Ltd. (I)	30,567	8,675
Shell-line Company, Ltd.	4,300	13,922
Shin Poong Pharmaceutical Company, Ltd.	19,260	64,222
Shinhan Engineering &
Construction Company, Ltd. (I)	6,016	25,785
Shinhan Financial Group
Company, Ltd., ADR (L)	195,168	18,726,370
Shinhan Financial Group Company, Ltd.	56,943	2,719,915
Shinil Engineering Company, Ltd. (I)	3,180	16,122
Shinsegae Engineering &
Construction Company, Ltd.	700	8,476
Shinsegae Information &
Communication Company, Ltd.	1,038	50,587
Shinsung FA Company, Ltd.	1,950	5,712
Shinwon Corp.	27,180	30,541
Shinyoung Securities Company, Ltd.	5,296	160,526
Silla Company, Ltd.	5,476	80,639
Sindoh Company, Ltd.	3,959	181,584
SJM Company, Ltd.	2,999	10,478
SJM Company, Ltd.	2,800	24,206
SK Gas Company, Ltd.	2,870	160,835
SK Holdings Company, Ltd.	35,524	6,203,224
SK Networks Company, Ltd.	82,447	846,109
Solomon Mutual Savings Bank (I)	3,600	6,750
Ssangyong Cement
Industrial Company, Ltd. (I)	20,770	133,548
STX Pan Ocean Company, Ltd.	112,020	789,597
Suheung Capsule Company, Ltd.	2,800	28,660
Sung Bo Chemicals Company, Ltd.	950	20,948
Sungjee Construction Company, Ltd. (I)	18	2,331
Sungshin Cement Company, Ltd. (I)	15,480	40,820
Sunjin Company, Ltd. (I)	4,662	41,937
Sunjin Holdings Company, Ltd. (I)	793	17,092
Tae Kyung Industrial Company, Ltd.	10,000	36,005
Taegu Department Store Company, Ltd.	9,340	103,345
Taekwang Industrial Company, Ltd.	444	688,089

The accompanying notes are an integral part of the financial statements.

107

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Taeyoung Engineering & Construction, Ltd.	55,620	$331,043
Taihan Electric Wire Company, Ltd. (I)	87,691	531,464
Taihan Textile Company, Ltd. (I)	290	8,274
Tailim Packaging Industrial Company, Ltd.	30,000	35,426
Tec & Company (I)	35,280	5,137
TEEMS (I)	774	8,981
Telcoware Company, Ltd.	3,800	26,897
Tong Yang Investment Bank	75,161	440,326
Tong Yang Major Corp. (I)	16,920	31,812
Tong Yang Moolsan Company, Ltd.	1,510	39,554
TS Corp.	5,232	95,853
Uangel Corp.	3,800	10,842
Union Steel	8,940	188,389
Wiscom Company, Ltd.	3,760	14,573
Woongjin Holdings Company, Ltd. (I)	39,346	279,992
Woori Finance Holdings Company, Ltd.	359,277	4,714,387
Woori Finance Holdings Company, Ltd., ADR	100	3,951
Woori Financial Company, Ltd.	5,310	86,936
Woori Investment & Securities Company, Ltd.	95,320	1,542,053
YESCO Company, Ltd.	1,950	43,830
Yoosung Enterprise Company, Ltd.	6,386	20,266
Youlchon Chemical Company, Ltd.	19,470	157,386
Young Poong Corp.	675	681,237
Young Poong Paper
Manufacturing Company, Ltd.	650	9,103
Youngone Corp.	18,824	269,693
YuHwa Securities Company, Ltd.	3,410	49,174
		160,112,252
Taiwan - 12.84%
AcBel Polytech, Inc.	63,000	49,904
Accton Technology Corp. (I)	664,000	425,617
Acer, Inc.	67,000	117,416
Achem Technology Corp.	103,000	60,345
Action Electronics Company, Ltd. (I)	185,000	70,129
AGV Products Corp. (I)	521,505	239,856
Alpha Networks, Inc. (I)	150,000	123,025
Altek Corp.	84,000	122,451
AMPOC Far-East Company, Ltd.	86,993	66,594
AmTRAN Technology Company, Ltd.	23,000	19,654
APCB, Inc.	25,000	27,819
Apex Science & Engineering	6,240	2,488
Arima Optoelectronics Corp. (I)	63,750	22,283
Asia Cement Corp.	1,919,430	2,749,542
Asia Optical Company, Inc. (I)	79,000	135,065
Asia Vital Components Company Ltd.	6,000	6,423
Asustek Computer, Inc. (I)	262,922	2,618,331
AU Optronics Corp., ADR (L)	904,460	6,222,685
Audix Corp.	81,200	96,467
Aurora Systems Corp.	127,000	135,276
Avision, Inc.	154,751	89,895
Bank of Kaohsiung, Ltd. (I)	464,760	213,927
BES Engineering Corp.	2,195,700	722,106
Biostar Microtech International Corp.	52,000	30,546
C Sun Manufacturing, Ltd.	85,607	89,909
Cameo Communications, Inc.	131,080	53,306
Capital Securities Corp.	455,078	220,201
Carnival Industrial Corp. (I)	205,000	67,017
Cathay Chemical Works, Inc.	93,000	43,757
Cathay Real Estate
Development Company, Ltd.	1,335,000	694,177
Central Reinsurance Company, Ltd.	293,422	177,973
Chain Qui Development Company, Ltd.	75,000	69,798
Champion Building Materials Company, Ltd.	59,132	44,166
Charoen Pokphand Enterprise	147,000	97,401
Cheng Loong Corp. (I)	1,358,000	$643,761
Chia Hsin Cement Corp.	674,686	426,048
Chien Kuo Construction Company, Ltd.	79,800	48,261
Chien Shing Stainless Steel Company, Ltd. (I)	199,000	41,043
Chimei Innolux Corp. (I)	5,016,073	3,593,883
Chin-Poon Industrial Company, Ltd.	571,571	457,390
China Development Financial Holdings Corp.	12,307,809	5,012,122
China General Plastics Corp.	495,000	213,324
China Manmade Fibers Corp. (I)	1,729,000	755,695
China Metal Products Company, Ltd.	177,223	204,599
China Motor Company, Ltd.	929,125	957,655
China Steel Structure Company, Ltd.	169,000	165,259
China Synthetic Rubber Corp.	122,965	129,023
China Wire & Cable Company, Ltd. (I)	128,000	45,858
Chun Yu Works & Company, Ltd. (I)	155,000	51,312
Chun Yuan Steel Industrial Company, Ltd.	616,525	321,639
Chung Hsin Electric &
Machinery Manufacturing Corp. (I)	121,000	72,356
Chung Hung Steel Corp. (I)	85,217	43,864
Chung Hwa Pulp Corp. (I)	487,000	254,525
Chunghwa Picture Tubes, Ltd. (I)	4,649,429	563,460
CMC Magnetics Corp. (I)	4,348,000	987,027
Collins Company, Ltd. (I)	130,200	65,486
Compal Electronics, Inc.	1,928,000	2,368,863
Compeq Manufactuing Company, Ltd. (I)	1,453,000	676,713
Continental Holdings Corp.	821,000	387,773
Coxon Precise Industrial Company, Ltd.	29,000	63,652
D-Link Corp.	389,834	357,392
DA CIN Construction Company, Ltd.	28,000	19,229
Darfon Electronics Corp.	116,850	131,146
Delpha Construction Company, Ltd.	142,766	75,675
Dynamic Electronics Company, Ltd.	101,000	56,487
E.Sun Financial Holding Company, Ltd.	4,551,586	3,236,147
Eastern Media International Corp. (I)	1,273,049	237,213
Edom Technology Company, Ltd.	141,000	67,078
Elitegroup Computer
Systems Company, Ltd. (I)	968,793	297,523
Enlight Corp. (I)	49,130	5,181
Entie Commercial Bank	35,000	18,658
Everest Textile Company, Ltd. (I)	230,000	53,830
Evergreen International Storage
& Transport Corp.	119,600	102,594
Evergreen Marine Corp. (I)	1,753,000	1,414,817
Everspring Industry Company, Ltd. (I)	182,000	57,858
Evertop Wire Cable Corp. (I)	147,414	32,881
Excel Cell Electronic Company, Ltd.	34,000	20,917
Far Eastern International Bank	1,689,024	843,664
Federal Corp.	499,605	327,915
First Copper Technology Company, Ltd. (I)	356,000	171,337
First Financial Holding Company, Ltd.	3,801,571	3,155,849
First Insurance Company, Ltd.	193,475	135,068
Forhouse Corp. (I)	54,099	42,497
Formosa Epitaxy, Inc.	60,000	59,556
Formosa Oilseed Processing (I)	82,692	42,385
Formosa Taffeta Company, Ltd.	1,399,000	1,537,984
Formosan Rubber Group, Inc.	235,000	248,465
Formosan Union Chemical (I)	370,468	249,250
Founding Construction &
Development Company, Ltd.	37,000	32,001
Froch Enterprise Company, Ltd. (I)	20,000	10,121
FSP Technology, Inc.	23,000	25,680
FU I Industrial Company, Ltd.	202,000	64,345
Fullerton Technology Company, Ltd.	78,600	111,062
Fwusow Industry Company, Ltd. (I)	162,463	90,214
G Shank Enterprise Company, Ltd.	26,000	20,386

The accompanying notes are an integral part of the financial statements.

108

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Gamma Optical Company, Ltd.	26,400	$12,746
Gemtek Technology Corp.	155,000	169,986
Getac Technology Corp.	460,000	220,502
Giantplus Technology Company, Ltd. (I)	170,000	80,261
Gigabyte Technology Company, Ltd.	854,000	960,497
Gintech Energy Corp.	7,000	17,292
Global Brands Manufacture, Ltd.	41,000	24,573
Gold Circuit Electronics, Ltd. (I)	666,204	279,057
Goldsun Development &
Construction Company, Ltd.	1,628,430	818,652
Gordon Auto Body Parts Company, Ltd. (I)	120,184	36,435
Grand Pacific Petrochemical Corp. (I)	783,000	488,360
Great Wall Enterprise Company, Ltd.	48,000	55,236
GTM Corp.	159,000	103,679
Hannstar Board Corp. (I)	98,998	54,269
HannStar Display Corp. (I)	4,719,000	707,049
Harvatek Corp.	9,000	8,800
Hey Song Corp. (I)	640,000	603,998
Hitron Technology, Inc.	20,000	13,604
Ho Tung Chemical Corp. (I)	645,153	425,319
Hocheng Group Corp. (I)	424,500	165,331
Hold-Key Electric Wire &
Cable Company, Ltd. (I)	28,000	16,542
Holystone Enterprise Company, Ltd. (I)	117,000	139,239
Hong TAI Electric Industrial Company, Ltd.	351,000	159,540
Hsin Kuang Steel Company, Ltd.	312,085	337,500
Hsing TA Cement Company, Ltd.	435,000	166,741
Hua Eng Wire & Cable Company, Ltd.	923,000	351,029
Hua Nan Financial Holdings Company, Ltd.	1,127,840	878,849
Hung Ching Development Company, Ltd.	173,000	129,805
Hung Sheng Construction Company, Ltd.	827,200	489,265
Hwa Fong Rubber Company, Ltd. (I)	427,770	146,422
I-Chiun Precision Industry Company, Ltd.	54,000	44,230
Ichia Technologies, Inc. (I)	478,180	256,549
Inotera Memories, Inc. (I)	1,545,000	480,485
Inventec Appliances Corp.	133,000	107,235
Inventec Company, Ltd.	2,438,830	1,276,493
Jui Li Enterprise Company, Ltd. (I)	66,950	26,591
K Laser Technology, Inc.	82,214	41,766
Kang Na Hsiung Enterprise Company, Ltd.	105,000	65,531
Kaulin Manufacturing Company, Ltd.	202,710	251,350
Kindom Construction Company, Ltd.	136,000	120,127
King Yuan Electronics Company, Ltd.	1,771,796	914,506
King’s Town Bank (I)	1,281,000	861,298
Kinpo Electronics, Inc.	1,828,269	582,459
Kwong Fong Industries Corp. (I)	671,300	282,402
KYE System Corp.	120,000	71,587
L&K Engineering Company, Ltd.	67,000	80,695
Lan Fa Textile Company, Ltd.	188,863	87,961
Lead Data, Inc. (I)	289,753	29,871
Lealea Enterprise Company, Ltd. (I)	891,111	474,614
LEE CHI Enterprises Company, Ltd.	118,000	53,452
Lelon Electronics Corp. (I)	73,000	53,754
Leofoo Development Company, Ltd. (I)	36,000	29,799
Li Peng Enterprise Company, Ltd. (I)	546,864	262,301
Lien Hwa Industrial Corp. (I)	753,807	573,347
Lingsen Precision Industries, Ltd. (I)	372,481	287,663
LITE-ON IT Corp.	81,309	92,716
Lite-On Semiconductor Corp. (I)	233,000	157,179
Lite-On Technology Corp.	2,143,599	2,836,358
Long Bon International Company, Ltd. (I)	82,000	34,465
Long Chen Paper Company, Ltd.	750,771	294,427
Lucky Cement Corp. (I)	390,000	98,148
Macronix International Company, Ltd.	377,372	231,745
Marketech International Corp.	57,000	49,438
Masterlink Securities Corp.	689,000	$308,982
Maxtek Technology Company, Ltd.	16,000	16,789
Mayer Steel Pipe Corp.	297,574	215,247
Mega Financial Holding Company, Ltd.	10,653,000	9,338,520
Meiloon Industrial Company, Ltd.	117,048	58,252
Mercuries & Associates, Ltd.	78,750	75,644
Mercuries Data Systems, Ltd. (I)	49,000	24,397
Micro-Star International Company, Ltd.	1,410,264	683,403
Microelectronics Technology, Inc. (I)	172,000	89,938
Mitac International Corp.	1,913,956	837,588
Mobiletron Electronics Company, Ltd. (I)	56,000	51,735
Mosel Vitelic, Inc. (I)	386,000	121,939
Mustek Systems, Inc. (I)	28,367	2,587
Neo Solar Power Corp.	12,000	22,575
Nien Hsing Textile Company, Ltd. (I)	617,377	496,304
Optimax Technology Corp. (I)	152,610	10,117
Opto Technology Corp. (I)	20,000	12,325
Orient Semiconductor Electronics, Ltd. (I)	367,000	88,238
Pacific Construction Company, Ltd. (I)	160,000	26,523
Paragon Technologies Company, Ltd.	40,000	56,256
Pegatron Corp. (I)	761,660	791,739
Plotech Company, Ltd.	30,000	20,711
Polaris Securities Company, Ltd. (I)	1,356,000	994,743
Pou Chen Corp.	1,439,348	1,330,558
Power Quotient International Company, Ltd.	16,000	6,573
President Securities Corp.	516,840	374,538
Prodisc Technology, Inc. (I)	762,000	4,510
Promate Electronic Company, Ltd.	44,000	34,433
Qisda Corp. (I)	166,000	80,568
Quintain Steel Company, Ltd. (I)	325,500	124,314
Ralec Electronic Corp.	41,335	80,787
Rechi Precision Company, Ltd. (I)	36,000	24,962
Reward Wool Industry Corp. (I)	181,000	55,582
Rexon Industrial Corp., Ltd. (I)	80,000	14,295
Ritek Corp. (I)	4,226,029	1,171,252
Sampo Corp.	902,338	305,976
Sanyang Industrial Company, Ltd.	898,924	548,114
Sheng Yu Steel Company, Ltd.	169,000	116,615
Shihlin Electric & Engineering Corp.	32,000	40,360
Shin Kong Financial
Holding Company, Ltd. (I)	178,000	76,839
Shin Zu Shing Company, Ltd.	13,000	28,007
Shinkong Insurance Company, Ltd.	2,000	1,560
Shinkong Synthetic Fibers Corp.	2,104,563	878,780
Shuttle, Inc. (I)	67,000	34,960
Sigurd Microelectronics Corp.	376,293	340,968
Silicon Integrated Systems Corp.	304,000	170,816
Sinbon Electronics Company, Ltd.	67,000	57,009
Sinon Corp.	368,650	179,782
SinoPac Holdings Company, Ltd. (I)	8,186,000	3,547,213
Siward Crystal Technology Company, Ltd. (I)	64,213	32,175
Solelytex Industrial Corp. (I)	21,000	10,231
Solomon Technology Corp. (I)	90,394	39,019
Southeast Cement Company, Ltd.	295,000	124,597
Spirox Corp.	127,068	97,759
Springsoft, Inc.	102,000	130,439
Stark Technology, Inc.	57,000	58,359
Sunplus Technology Company, Ltd. (I)	266,000	151,136
Sunrex Technology Corp.	1,000	925
Supreme Electronics Company, Ltd. (I)	181,000	137,396
Sweeten Construction Company, Ltd.	34,650	21,977
TA Chen Stainless Pipe	556,850	361,159
Ta Chong Bank Company, Ltd. (I)	2,544,000	998,454
Ta Ya Electric Wire & Cable Company, Ltd.	919,244	294,412
TA-I Technology Company, Ltd.	35,000	36,765

The accompanying notes are an integral part of the financial statements.

109

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Tah Hsin Industrial Company, Ltd.	217,000	$202,110
Taichung Commercial Bank (I)	1,928,190	763,636
Tainan Enterprises Company, Ltd.	194,250	274,494
Tainan Spinning Company, Ltd.	1,654,500	1,046,905
Taishin Financial Holdings Company, Ltd. (I)	6,798,087	4,043,283
Taisun Enterprise Company, Ltd.	68,840	42,520
Taita Chemical Company, Ltd. (I)	103,000	61,049
Taiwan Business Bank (I)	3,625,440	1,388,169
Taiwan Cement Corp. (I)	2,417,983	3,623,113
Taiwan Cogeneration Corp.	335,920	230,484
Taiwan Cooperative Bank	4,911,313	4,002,889
Taiwan Fu Hsing Industrial Company, Ltd.	231,000	167,380
Taiwan Kolin Company, Ltd. (I)	327,000	0
Taiwan Land Development Corp. (I)	88,000	49,161
Taiwan Mask Corp.	407,150	172,417
Taiwan Paiho, Ltd.	378,360	414,804
Taiwan Pulp & Paper Corp. (I)	394,000	194,342
Taiwan Sogo Shin Kong	27,000	25,113
Taiwan Styrene Monomer Corp. (I)	718,159	290,885
Taiwan Tea Corp.	546,000	375,368
Taiyen Biotech Company, Ltd.	320,000	284,280
Tatung Company, Ltd. (I)	2,265,400	1,053,248
Teapo Electronic Corp. (I)	108,163	25,962
Teco Electric & Machinery Company, Ltd.	2,874,000	2,077,579
Tex-Ray Industrial Company, Ltd. (I)	90,000	37,500
Ton Yi Industrial Corp.	664,000	393,586
Tong Yang Industry Company, Ltd. (I)	82,000	102,099
Topco Scientific Company, Ltd.	11,220	18,495
Topoint Technology Company, Ltd.	34,000	36,134
Tung Ho Steel Enterprise Corp.	24,000	27,355
Twinhead International Corp. (I)	224,000	32,571
TYC Brother Industrial Company, Ltd. (I)	163,900	82,661
Tycoons Group Enterprise Company, Ltd. (I)	367,768	101,057
Tyntek Corp.	6,000	3,744
TZE Shin International Company, Ltd. (I)	51,183	24,562
U-Tech Media Corp. (I)	180,000	49,355
Union Bank of Taiwan (I)	714,781	258,876
Unitech Electronics Company, Ltd.	158,039	92,784
Unitech Printed Circuit Board Corp. (I)	717,975	423,731
United Microelectronics Corp. (I)	16,156,794	8,038,903
Universal Cement Corp. (I)	821,108	521,866
Universal Microelectronics Company, Ltd.	60,000	31,659
Unizyx Holding Corp. (I)	377,000	312,977
UPC Technology Corp.	892,870	717,257
Ve Wong Corp.	93,993	75,769
Walsin Lihwa Corp. (I)	4,214,000	2,116,146
Walsin Technology Corp. (I)	826,064	396,963
Walton Advanced Engineering, Inc.	229,584	113,756
Wan Hai Lines, Ltd. (I)	61,000	46,461
Waterland Financial Holding Company	2,721,082	1,224,771
WEI Chih Steel Industrial Company, Ltd. (I)	100,000	29,585
Weikeng Industrial Company, Ltd. (I)	90,000	87,500
Wellypower Optronics Corp.	45,000	46,079
Winbond Electronics Corp. (I)	4,720,000	1,402,812
WUS Printed Circuit Company, Ltd. (I)	520,000	327,546
Yageo Corp.	3,548,000	1,618,806
Yeun Chyang Industrial Company, Ltd. (I)	133,000	98,875
Yi Jinn Industrial Company, Ltd. (I)	258,849	85,802
Yieh Phui Enterprise Company, Ltd.	1,657,669	670,746
Yuanta Financial Holdings Company, Ltd. (I)	124,000	86,185
Yuen Foong Yu Paper
Manufacturing Company, Ltd.	1,653,401	760,520
Yulon Motor Company, Ltd.	1,281,827	3,152,744
Yung Chi Paint & Varnish
Manufacturing Company, Ltd. (I)	63,787	101,339
Zenitron Corp.	135,000	$104,516
Zig Sheng Industrial Company, Ltd.	234,732	135,121
		138,266,796
Thailand - 2.00%
Aapico Hitech PCL	120,600	50,242
Asia Plus Securities PCL	976,600	85,820
Bangchak Petroleum PCL	805,100	529,309
Bangkok Aviation Fuel Services PCL	139,371	52,165
Bangkok Bank PCL	1,038,900	5,347,512
Bangkok Bank PCL (Foreign
Registered Shares)	145,000	748,572
Bangkok Expressway PCL	565,700	329,570
Bangkok Insurance PCL	3,250	26,444
Bangkokland PCL (I)	9,510,100	210,476
Bank of Ayudhya PCL	2,762,100	2,564,066
Cal-Comp Electronics Thailand PCL	1,880,300	199,505
Capital Nomura Securities PCL	25,000	24,410
Central Plaza Hotel PCL	791,000	214,967
Eastern Water Resources Development &
Management PCL	295,200	58,127
Esso Thailand PCL	1,090,000	400,879
G J Steel PCL (I)	23,487,100	168,175
G Steel PCL (I)	3,947,700	73,236
Golden Land Property Development PCL (I)	37,000	4,191
Hana Microelectronics PCL	243,200	184,428
IRPC PCL	9,283,000	1,616,405
Italian-Thai Development PCL	3,079,100	354,760
KGI Securities Thailand PCL	566,200	40,910
Kiatnakin Finance PCL	356,200	382,574
Krung Thai Bank PCL	4,967,600	3,039,573
Krungthai Card PCL	134,500	62,161
Loxley PCL	604,500	50,760
MBK PCL	46,300	142,780
Padaeng Industry PCL	166,300	104,462
Pranda Jewelry PCL	214,300	46,731
Precious Shipping PCL	577,100	277,985
Regional Container Lines PCL (I)	582,300	147,826
Saha-Union PCL	204,000	210,806
Sahaviriya Steel Industries PCL (I)	8,662,200	327,035
Sansiri PCL	1,126,183	173,005
SC Asset Corp. PCL	336,400	149,998
Serm Suk PCL	86,700	127,687
Somboon Advance Technology PCL	25,000	18,714
Tata Steel Thailand PCL (I)	5,227,800	233,103
Thai Airways International PCL	885,300	835,596
Thai Carbon Black PCL	44,000	39,740
Thaicom PCL (I)	758,200	213,456
Thanachart Captial PCL	811,900	753,105
Thoresen Thai Agencies PCL	437,660	266,371
TPI Polene PCL	1,302,600	496,027
Vanachai Group PCL	940,600	133,475
		21,517,139
Turkey - 2.24%
Adana Cimento Sanayi AS	500	237
Akcansa Cimento AS	4,033	17,888
Aksa Akrilik Kimya Sanayi AS	170,085	582,835
Alarko Holding AS	100,330	213,352
Anadolu Cam Sanayi AS	22,839	55,578
Anadolu Isuzu Otomotiv Sanayi AS (I)	6,122	40,749
Anadolu Sigorta AS	360,610	248,893
Arcelik AS	78,966	403,827
Aygaz AS	144,675	936,428
Baticim Bati Anadolu Cimento Sanayii AS	203	1,085

The accompanying notes are an integral part of the financial statements.

110

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Turkey (continued)
BatiSoke Soke Cimento Sanayii TAS	23,755	$26,798
Bolu Cimento Sanayii AS	117,979	114,163
Borusan Mannesmann Boru Sanayi ve
Ticaret AS (I)	14,559	246,894
Cemtas Celik Makina Sanayi Ticaret AS (I)	98,165	79,282
Cimsa Cimento Sanayi VE Tica	81,470	434,811
Dogan Sirketler Grubu Holdings (I)	1,464,692	812,000
EIS Eczacibasi Ilac ve Sinai ve Finansal
Yatirimlar Sanayi ve Ticaret AS	268,690	363,696
Eregli Demir ve Celik Fabrikalari TAS	719,634	1,836,858
Gentas Genel Metal Sanayi ve Ticaret AS	43,807	72,068
Global Yatirim Holding AS (I)	380,889	293,639
Goldas Kuyumculuk Sanayi Ithalat Ve
Ihracat AS (I)	54,846	30,737
GSD Holding (I)	418,949	240,012
Gunes Sigorta (I)	87,172	127,833
Hektas Ticaret TAS	67,687	64,251
Hurriyet Gazetecilik AS (I)	291,507	242,642
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS (I)	371,286	260,931
KOC Holdings AS	745,693	3,207,841
Kordsa Global Endustriyel Iplik ve Kord Bezi
Sanayi ve Ticaret Anonim Sirketi AS	305,538	896,076
Marti Otel Isletmeleri AS (I)	100,968	67,846
Menderes Tekstil Sanayi ve Ticaret AS (I)	154,534	78,081
Net Turizm Ticaret ve Sanayi AS	196,638	140,612
Parsan Makina Parcalari (I)	48,236	75,469
Petkim Petrokimya Holding AS (I)	763,404	1,152,901
Pinar Entegre Et ve Un Sanayi AS	36,324	154,402
Sanko Pazarlama Ithalat Ihracat AS (I)	20,076	59,609
Sarkuysan Elektrolitik Bakir Sanayi ve
Ticaret AS	84,128	224,926
Sekerbank AS	472,349	325,957
Tekfen Holding AS	210,781	727,418
Tekstil Bankasi AS (I)	84,007	47,613
Trakya Cam Sanayi AS	365,331	778,903
Turk Hava Yollari (I)	523,820	1,371,805
Turk Sise ve Cam Fabrikalari AS	652,590	1,427,416
Turkiye Is Bankasi	522,375	1,603,268
Turkiye Sinai Kalkinma Bankasi AS	728,682	1,167,675
Turkiye Vakiflar Bankasi Tao	1,023,771	2,315,471
Ulker Gida Sanayi ve Ticaret AS	110,020	382,346
Uzel Makina Sanayi AS (I)	22,930	0
Vestel Elektronik Sanayi ve Tracaret AS (I)	118,623	195,800
		24,148,922
TOTAL COMMON STOCKS (Cost $811,637,777)		$1,039,561,001

PREFERRED SECURITIES - 2.78%
Brazil - 2.77%
Banco ABC Brasil SA	96,300	723,183
Banco Daycoval SA	91,000	571,429
Banco do Estado do Rio Grande do Sul SA	123,570	1,417,296
Banco Industrial e Comercial SA	155,800	988,319
Banco Panamericano SA (I)	138,100	533,587
Banco Pine SA	43,000	330,631
Banco Sofisa SA	83,500	217,759
Bardella SA Industrias Mecanicas	916	75,715
Companhia de Ferro Ligas Da Bahia	119,324	836,449
Companhia de Tecidos Norte de Minas SA	92,100	250,809
Confab Industrial SA	365,348	1,006,628
Eucatex SA Industria e Comercio	33,200	165,080
Forjas Taurus SA	30,327	66,070
Inepar SA Industria e Construcoes	152,248	419,483
Klabin SA	774,600	2,878,724
Metalurgica Gerdau SA	289,800	$3,713,837
Parana Banco SA	21,400	173,460
Petroleo Brasileiro SA	190,669	2,897,939
Suzano Papel e Celulose SA	379,300	2,743,919
Telemar Norte Leste SA	65,200	2,168,250
Uniao de Industrias Petroquimicas SA (I)	773,200	208,083
Universo Online SA	51,400	535,194
Usinas Siderurgicas de Minas Gerais SA	782,908	6,872,675
		29,794,519
India - 0.00%
Trent, Ltd., Series A (I)	926	23,200
Trent, Ltd., Series B (I)	926	21,854
		45,054
Malaysia - 0.01%
TA Global Bhd (I)	1,233,900	136,896
TOTAL PREFERRED SECURITIES (Cost $26,168,567)		$29,976,469

RIGHTS - 0.01%
China Citic Bank Corp., Ltd. (Expiration Date:
07/05/2011; Strike Price: CNY 3.33) (I)	1,098,355	118,563
JBS SA (Expiration Date: 07/5/2011; Strike
Price: BRL 7.04) (I)	190,866	1,223
Madeco SA (Expiration Date: 07/30/2011;
Strike Price: $0.05) (I)	2,456,602	0
TOTAL RIGHTS (Cost $0)		$119,786

WARRANTS - 0.00%
Xiwang Sugar Holdings Company, Ltd.
(Expiration Date: 02/22/2012, Strike Price:
HKD 2.55) (I)	80,619	1,130
TOTAL WARRANTS (Cost $0)		$1,130

SECURITIES LENDING COLLATERAL - 4.05%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	4,351,719	43,551,573
TOTAL SECURITIES LENDING COLLATERAL (Cost $43,550,706)		$43,551,573

SHORT-TERM INVESTMENTS - 0.19%
Money Market Funds - 0.19%
State Street Institutional Liquid Reserves
Fund, 0.1511% (Y)	$2,011,205	$2,011,205
TOTAL SHORT-TERM INVESTMENTS (Cost $2,011,205)		$2,011,205
Total Investments (Emerging Markets Value Trust)
(Cost $883,368,255) - 103.57%		$1,115,221,164
Other assets and liabilities, net - (3.57%)		(38,428,896)
TOTAL NET ASSETS - 100.00%		$1,076,792,268

Equity-Income Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 95.33%
Consumer Discretionary - 13.45%
Automobiles - 0.81%
General Motors Company (I)	195,500	$5,935,380

The accompanying notes are an integral part of the financial statements.

111

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Equity-Income Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobiles (continued)
Harley-Davidson, Inc.	281,100	$11,516,667
		17,452,047
Distributors - 0.50%
Genuine Parts Company	198,100	10,776,640
Diversified Consumer Services - 0.23%
H&R Block, Inc. (L)	306,400	4,914,656
Hotels, Restaurants & Leisure - 0.50%
Marriott International, Inc., Class A (L)	303,987	10,788,499
Household Durables - 2.31%
Fortune Brands, Inc.	442,500	28,218,225
Whirlpool Corp.	267,100	21,720,572
		49,938,797
Leisure Equipment & Products - 0.87%
Mattel, Inc.	687,975	18,912,433
Media - 5.70%
Cablevision Systems Corp., Class A	474,100	17,167,161
Comcast Corp., Class A	478,600	12,127,724
The Madison Square Garden, Inc., Class A (I)	149,300	4,110,229
The McGraw-Hill Companies, Inc.	544,100	22,803,231
The New York Times Company, Class A (I)(L)	685,700	5,979,304
The Walt Disney Company	606,600	23,681,664
Time Warner, Inc.	833,900	30,328,943
WPP PLC	535,670	6,706,290
		122,904,546
Multiline Retail - 0.47%
Macy’s, Inc.	344,300	10,067,332
Specialty Retail - 2.06%
Home Depot, Inc.	785,900	28,465,298
Staples, Inc.	888,700	14,041,460
Tiffany & Company	25,400	1,994,408
		44,501,166
		290,256,116
Consumer Staples - 7.55%
Beverages - 1.33%
Molson Coors Brewing Company	152,300	6,813,902
PepsiCo, Inc.	310,000	21,833,300
		28,647,202
Food Products - 3.11%
Archer-Daniels-Midland Company	265,100	7,992,765
Campbell Soup Company (L)	349,300	12,068,315
ConAgra Foods, Inc.	528,400	13,638,004
General Mills, Inc.	43,200	1,607,904
McCormick & Company, Inc.	187,900	9,314,203
The Hershey Company	394,300	22,415,955
		67,037,146
Household Products - 2.09%
Clorox Company (L)	335,600	22,632,864
Kimberly-Clark Corp.	338,800	22,550,528
		45,183,392
Personal Products - 1.02%
Avon Products, Inc.	783,700	21,943,600
		162,811,340
Energy - 13.18%
Energy Equipment & Services - 1.91%
Baker Hughes, Inc.	108,500	7,872,760
Diamond Offshore Drilling, Inc. (L)	105,200	7,407,132
Schlumberger, Ltd.	300,000	$25,920,000
		41,199,892
Oil, Gas & Consumable Fuels - 11.27%
Anadarko Petroleum Corp.	310,100	23,803,276
BP PLC, ADR	318,175	14,091,971
Chevron Corp.	571,900	58,814,196
ConocoPhillips	186,700	14,037,973
Exxon Mobil Corp.	591,200	48,111,856
Murphy Oil Corp.	405,800	26,644,828
Royal Dutch Shell PLC, ADR (L)	526,600	37,457,058
Spectra Energy Corp.	373,150	10,228,042
Sunoco, Inc.	236,900	9,881,099
		243,070,299
		284,270,191
Financials - 19.29%
Capital Markets - 2.59%
Legg Mason, Inc.	560,902	18,375,150
Morgan Stanley	370,000	8,513,700
Northern Trust Corp.	312,800	14,376,288
The Bank of New York Mellon Corp.	570,400	14,613,648
		55,878,786
Commercial Banks - 5.07%
KeyCorp	955,500	7,959,315
PNC Financial Services Group, Inc.	253,500	15,111,135
Regions Financial Corp. (L)	1,072,200	6,647,640
SunTrust Banks, Inc.	655,300	16,906,740
U.S. Bancorp	1,145,300	29,216,603
Wells Fargo & Company	1,194,200	33,509,252
		109,350,685
Consumer Finance - 3.36%
American Express Company	822,400	42,518,080
Capital One Financial Corp.	275,675	14,244,127
SLM Corp.	930,600	15,643,386
		72,405,593
Diversified Financial Services - 4.24%
Bank of America Corp.	2,408,293	26,394,891
JPMorgan Chase & Company	1,338,175	54,784,885
NYSE Euronext	302,800	10,376,956
		91,556,732
Insurance - 3.65%
Chubb Corp.	148,500	9,297,585
Lincoln National Corp.	486,100	13,848,989
Marsh & McLennan Companies, Inc.	751,100	23,426,809
Sun Life Financial, Inc.	401,500	12,077,120
The Allstate Corp.	661,200	20,186,436
		78,836,939
Real Estate Investment Trusts - 0.38%
Weyerhaeuser Company	376,600	8,232,476
		416,261,211
Health Care - 5.53%
Biotechnology - 0.73%
Amgen, Inc. (I)	268,500	15,666,975
Pharmaceuticals - 4.80%
Bristol-Myers Squibb Company	581,225	16,832,276
Eli Lilly & Company	256,100	9,611,433
Johnson & Johnson	451,700	30,047,084
Merck & Company, Inc.	646,650	22,820,279

The accompanying notes are an integral part of the financial statements.

112

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Equity-Income Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	1,176,235	$24,230,441
		103,541,513
		119,208,488
Industrials - 11.71%
Aerospace & Defense - 3.33%
Honeywell International, Inc.	435,200	25,933,568
ITT Corp.	250,600	14,767,858
Lockheed Martin Corp. (L)	147,000	11,902,590
The Boeing Company	261,000	19,295,730
		71,899,746
Air Freight & Logistics - 1.01%
United Parcel Service, Inc., Class B	298,900	21,798,777
Building Products - 0.66%
Masco Corp. (L)	817,500	9,834,525
USG Corp. (I)(L)	309,900	4,443,966
		14,278,491
Commercial Services & Supplies - 0.52%
Avery Dennison Corp.	287,300	11,098,399
Electrical Equipment - 1.09%
Cooper Industries PLC	252,000	15,036,840
Emerson Electric Company	149,400	8,403,750
		23,440,590
Industrial Conglomerates - 3.92%
3M Company	331,800	31,471,230
General Electric Company	2,815,799	53,105,986
		84,577,216
Machinery - 1.18%
Illinois Tool Works, Inc.	451,300	25,493,937
		252,587,156
Information Technology - 6.83%
Communications Equipment - 1.59%
Cisco Systems, Inc.	796,100	12,427,121
Harris Corp. (L)	485,800	21,890,148
		34,317,269
Computers & Peripherals - 1.13%
Hewlett-Packard Company	669,200	24,358,880
IT Services - 0.96%
Computer Sciences Corp.	542,424	20,590,415
Semiconductors & Semiconductor Equipment - 1.56%
Analog Devices, Inc.	378,400	14,810,576
Applied Materials, Inc.	1,086,700	14,137,967
Texas Instruments, Inc.	145,500	4,776,765
		33,725,308
Software - 1.59%
Electronic Arts, Inc. (I)	376,500	8,885,400
Microsoft Corp.	980,225	25,485,850
		34,371,250
		147,363,122
Materials - 5.77%
Chemicals - 2.31%
E.I. du Pont de Nemours & Company	241,100	13,031,455
International Flavors & Fragrances, Inc.	214,400	13,773,056
Monsanto Company	318,900	23,133,006
		49,937,517
Construction Materials - 0.73%
Vulcan Materials Company (L)	405,900	$15,639,327
Metals & Mining - 0.92%
Nucor Corp. (L)	483,500	19,929,870
Paper & Forest Products - 1.81%
International Paper Company	856,200	25,531,884
MeadWestvaco Corp.	404,900	13,487,219
		39,019,103
		124,525,817
Telecommunication Services - 4.17%
Diversified Telecommunication Services - 3.82%
AT&T, Inc.	1,287,549	40,441,914
CenturyLink, Inc.	364,317	14,729,336
Telefonica SA	366,327	8,958,141
Verizon Communications, Inc.	488,200	18,175,686
		82,305,077
Wireless Telecommunication Services - 0.35%
Vodafone Group PLC	2,864,917	7,613,895
		89,918,972
Utilities - 7.85%
Electric Utilities - 4.94%
Duke Energy Corp. (L)	642,300	12,094,508
Entergy Corp.	346,900	23,686,332
Exelon Corp. (L)	571,600	24,487,344
FirstEnergy Corp.	224,900	9,929,335
Pinnacle West Capital Corp.	247,500	11,033,550
PPL Corp.	376,200	10,469,646
Progress Energy, Inc.	309,800	14,873,498
		106,574,213
Independent Power Producers & Energy Traders - 0.98%
Constellation Energy Group, Inc.	557,400	21,158,904
Multi-Utilities - 1.93%
CenterPoint Energy, Inc.	170,800	3,304,980
NiSource, Inc. (L)	961,000	19,460,250
TECO Energy, Inc.	249,200	4,707,388
Xcel Energy, Inc.	583,800	14,186,340
		41,658,958
		169,392,075
TOTAL COMMON STOCKS (Cost $1,711,484,801)		$2,056,594,488

PREFERRED SECURITIES - 0.71%
Consumer Discretionary - 0.71%
General Motors Company, Series B, 4.750%	314,450	15,326,293
TOTAL PREFERRED SECURITIES (Cost $15,735,070)		$15,326,293

SECURITIES LENDING COLLATERAL - 4.70%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	10,120,192	101,281,867
TOTAL SECURITIES LENDING COLLATERAL (Cost $101,281,676)		$101,281,867

SHORT-TERM INVESTMENTS - 3.99%
Money Market Funds - 3.99%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	$6,666,365	$6,666,365

The accompanying notes are an integral part of the financial statements.

113

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Equity-Income Trust (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
T. Rowe Price Prime Reserve
Fund, 0.1301% (Y)	$79,445,394	$79,445,394
		86,111,759
TOTAL SHORT-TERM INVESTMENTS (Cost $86,111,759)		$86,111,759
Total Investments (Equity-Income Trust)
(Cost $1,914,613,306) - 104.73%		$2,259,314,407
Other assets and liabilities, net - (4.73%)		(101,937,378)
TOTAL NET ASSETS - 100.00%		$2,157,377,029

Financial Services Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 99.41%
Consumer Discretionary - 1.32%
Specialty Retail - 1.32%
Bed Bath & Beyond, Inc. (I)	37,300	$2,177,201
Consumer Staples - 2.06%
Food & Staples Retailing - 2.06%
CVS Caremark Corp.	90,800	3,412,264
Energy - 5.18%
Oil, Gas & Consumable Fuels - 5.18%
Canadian Natural Resources, Ltd.	204,790	8,572,509
Financials - 82.61%
Capital Markets - 15.16%
Ameriprise Financial, Inc.	40,186	2,317,928
GAM Holding, Ltd. (I)	7,632	125,231
Julius Baer Group, Ltd. (I)	206,432	8,520,783
T. Rowe Price Group, Inc.	12,970	782,610
The Bank of New York Mellon Corp.	286,426	7,338,234
The Charles Schwab Corp.	38,902	639,938
The Goldman Sachs Group, Inc.	40,278	5,360,599
		25,085,323
Commercial Banks - 13.97%
Banco Santander Brasil SA, ADR	43,400	508,214
ICICI Bank, Ltd., ADR	36,703	1,809,458
SKBHC Holdings LLC	269	1,345,789
State Bank of India, GDR	99,569	10,955,476
U.S. Bancorp	29,629	755,836
Wells Fargo & Company	275,881	7,741,222
		23,115,995
Consumer Finance - 9.57%
American Express Company	292,228	15,108,188
The First Marblehead Corp. (I)(L)	410,168	725,997
		15,834,185
Diversified Financial Services - 9.74%
Bank of America Corp.	36,055	395,163
Oaktree Capital Group LLC, Class A (I)(S)	294,700	14,735,000
RHJ International (I)	136,461	983,684
		16,113,847
Insurance - 30.16%
ACE, Ltd.	32,604	2,145,995
China Life Insurance Company, Ltd., ADR (L)	41,770	2,165,357
Everest Re Group, Ltd.	57,628	4,711,089
Loews Corp.	290,485	12,226,514
Markel Corp. (I)(L)	19,934	$7,910,011
The Progressive Corp.	313,635	6,705,516
Transatlantic Holdings, Inc.	286,109	14,022,202
		49,886,684
Real Estate Management & Development - 4.01%
Brookfield Asset Management, Inc., Class A	200,010	6,634,332

		136,670,366
Industrials - 4.09%
Commercial Services & Supplies - 4.09%
Iron Mountain, Inc. (L)	198,500	6,766,865
Information Technology - 3.27%
IT Services - 3.27%
Cielo SA	59,240	1,480,383
Visa, Inc., Class A (L)	46,663	3,931,824
		5,412,207
		5,412,207
Materials - 0.88%
Paper & Forest Products - 0.88%
Sino-Forest Corp. (I)(L)	438,500	1,454,922
TOTAL COMMON STOCKS (Cost $154,169,628)		$164,466,334

SECURITIES LENDING COLLATERAL - 5.12%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	846,150	8,468,184
TOTAL SECURITIES LENDING COLLATERAL (Cost $8,467,744)		$8,468,184

SHORT-TERM INVESTMENTS - 0.75%
Repurchase Agreement - 0.75%
Repurchase Agreement with State Street Corp. dated 06/30/2011 at 0.010% to be repurchased at $1,237,000 on 07/01/2011, collateralized by $1,150,000 Federal Home Loan Mortgage Corp., 5.250% due 08/08/2033 (valued at $1,266,438, including interest)	$1,237,000	$1,237,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,237,000)		$1,237,000
Total Investments (Financial Services Trust)
(Cost $163,874,372) - 105.28%		$174,171,518
Other assets and liabilities, net - (5.28%)		(8,738,350)
TOTAL NET ASSETS - 100.00%		$165,433,168

Franklin Templeton Founding Allocation Trust

	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 100.01%
Equity - 66.92%
John Hancock Variable Insurance Trust (G) - 66.92%
Global, Series NAV (Franklin)	29,580,179	$466,479,429
Mutual Shares, Series NAV (Franklin)	44,442,079	463,530,873

The accompanying notes are an integral part of the financial statements.

114

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Franklin Templeton Founding Allocation Trust (continued)

	Shares or Principal Amount	Value
INVESTMENT COMPANIES (continued)
Fixed Income - 33.09%
John Hancock Variable Insurance Trust (G) - 33.09%
Income, Series NAV (Franklin)	41,175,914	$459,934,963
		1,389,945,265
TOTAL INVESTMENT COMPANIES (Cost $1,404,965,941)		$1,389,945,265
Total Investments (Franklin Templeton Founding Allocation Trust)
(Cost $1,404,965,941) - 100.01%		$1,389,945,265
Other assets and liabilities, net - (0.01%)		(91,488)
TOTAL NET ASSETS - 100.00%		$1,389,853,777

Fundamental All Cap Core Trust (formerly Optimized All Cap Trust)

	Shares or Principal Amount	Value
COMMON STOCKS - 97.79%
Consumer Discretionary - 20.66%
Hotels, Restaurants & Leisure - 1.07%
International Speedway Corp., Class A	521,173	$14,806,525
Household Durables - 2.00%
Lennar Corp., Class A	1,528,071	27,734,489
Internet & Catalog Retail - 8.56%
Amazon.com, Inc. (I)	420,820	86,053,482
Blue Nile, Inc. (I)	743,057	32,679,647
		118,733,129
Media - 3.13%
CBS Corp., Class B	536,363	15,280,982
Omnicom Group, Inc.	584,600	28,154,336
		43,435,318
Multiline Retail - 1.45%
Target Corp.	429,843	20,163,935
Specialty Retail - 4.45%
Home Depot, Inc.	534,470	19,358,503
Lowe’s Companies, Inc.	1,816,178	42,335,109
		61,693,612
		286,567,008
Consumer Staples - 8.10%
Beverages - 3.76%
Diageo PLC, ADR	254,716	20,853,599
PepsiCo, Inc.	208,091	14,655,849
Tsingtao Brewery Company, Ltd., Series H	2,883,394	16,673,616
		52,183,064
Food & Staples Retailing - 1.05%
Safeway, Inc.	624,000	14,582,880
Food Products - 0.81%
McCormick & Company, Inc.	224,980	11,152,259
Household Products - 1.42%
Clorox Company	292,555	19,729,909
Tobacco - 1.06%
Philip Morris International, Inc.	220,268	14,707,294
		112,355,406
Energy - 8.64%
Energy Equipment & Services - 1.62%
Schlumberger, Ltd.	260,333	$22,492,771
Oil, Gas & Consumable Fuels - 7.02%
Apache Corp.	229,932	28,371,309
Chevron Corp.	139,649	14,361,503
Occidental Petroleum Corp.	211,148	21,967,838
Ultra Petroleum Corp. (I)	713,282	32,668,316
		97,368,966
		119,861,737
Financials - 16.11%
Capital Markets - 6.93%
AllianceBernstein Holding LP	1,311,329	25,492,236
State Street Corp.	466,851	21,050,312
T. Rowe Price Group, Inc.	250,553	15,118,368
The Goldman Sachs Group, Inc.	259,536	34,541,646
		96,202,562
Consumer Finance - 1.01%
American Express Company	271,830	14,053,611
Diversified Financial Services - 6.47%
Bank of America Corp.	3,694,949	40,496,641
JPMorgan Chase & Company	524,455	21,471,188
Moody’s Corp.	722,766	27,718,076
		89,685,905
Insurance - 1.70%
Prudential Financial, Inc.	370,635	23,568,680
		223,510,758
Health Care - 12.68%
Biotechnology - 4.57%
Amgen, Inc. (I)	1,087,346	63,446,638
Health Care Equipment & Supplies - 1.29%
Medtronic, Inc.	462,793	17,831,414
Health Care Providers & Services - 2.40%
AMN Healthcare Services, Inc. (I)	1,673,818	13,926,166
Amsurg Corp. (I)	739,913	19,333,927
		33,260,093
Pharmaceuticals - 4.42%
Merck & Company, Inc.	882,253	31,134,708
Novartis AG, ADR	258,562	15,800,724
Pfizer, Inc.	698,886	14,397,052
		61,332,484
		175,870,629
Industrials - 8.88%
Aerospace & Defense - 3.80%
American Science & Engineering, Inc.	250,675	20,054,000
The Boeing Company	234,883	17,364,900
United Technologies Corp.	173,091	15,320,284
		52,739,184
Air Freight & Logistics - 1.34%
United Parcel Service, Inc., Class B	255,148	18,607,944
Commercial Services & Supplies - 0.99%
Avery Dennison Corp.	357,000	13,790,910
Professional Services - 2.75%
Robert Half International, Inc.	1,410,437	38,124,112
		123,262,150

The accompanying notes are an integral part of the financial statements.

115

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (formerly Optimized All Cap Trust) (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information Technology - 20.82%
Communications Equipment - 6.75%
Qualcomm, Inc.	1,393,094	$79,113,808
Tellabs, Inc.	3,153,470	14,537,497
		93,651,305
Internet Software & Services - 6.45%
Ancestry.com, Inc. (I)	857,501	35,491,966
Bankrate Inc. (I)	711,610	11,798,494
Google, Inc., Class A (I)	83,178	42,119,676
		89,410,136
IT Services - 3.54%
Broadridge Financial Solutions, Inc.	718,985	17,305,969
Visa, Inc., Class A	377,884	31,840,506
		49,146,475
Software - 4.08%
FactSet Research Systems, Inc.	108,417	11,093,227
Nintendo Company, Ltd., ADR	958,043	22,322,402
Oracle Corp.	704,402	23,181,870
		56,597,499
		288,805,415
Materials - 1.90%
Chemicals - 1.90%
Air Products & Chemicals, Inc.	275,919	26,372,338
TOTAL COMMON STOCKS (Cost $1,353,940,533)		$1,356,605,441

SHORT-TERM INVESTMENTS - 0.34%
Repurchase Agreement - 0.34%
Repurchase Agreement with State Street Corp. dated 06/30/2011 at 0.010% to be repurchased at $4,750,001 on 07/01/2011, collateralized by $4,770,000 U.S. Treasury Notes, 1.375% due 11/15/2012 (valued at $4,847,513, including interest)	$4,750,000	$4,750,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,750,000)		$4,750,000
Total Investments (Fundamental All Cap Core Trust (formerly
Optimized All Cap Trust)) (Cost $1,358,690,533) - 98.13%		$1,361,355,441
Other assets and liabilities, net - 1.87%		25,888,205
TOTAL NET ASSETS - 100.00%		$1,387,243,646

Fundamental Large Cap Value Trust (formerly Optimized Value Trust)

	Shares or Principal Amount	Value
COMMON STOCKS - 97.22%
Consumer Discretionary - 14.77%
Hotels, Restaurants & Leisure - 3.01%
Carnival Corp.	200,640	$7,550,083
Household Durables - 1.49%
Lennar Corp., Class A	205,650	3,732,548
Media - 2.95%
Comcast Corp., Class A	144,814	3,669,587
Omnicom Group, Inc.	77,178	3,716,892
		7,386,479
Multiline Retail - 1.41%
Target Corp.	75,508	$3,542,080
Specialty Retail - 5.91%
Home Depot, Inc.	257,898	9,341,066
Lowe’s Companies, Inc.	234,875	5,474,936
		14,816,002
		37,027,192
Consumer Staples - 11.68%
Beverages - 5.54%
Diageo PLC, ADR	117,736	9,639,046
PepsiCo, Inc.	60,478	4,259,466
		13,898,512
Food & Staples Retailing - 3.15%
Safeway, Inc.	171,176	4,000,383
Walgreen Company	91,731	3,894,898
		7,895,281
Household Products - 1.94%
Clorox Company	38,529	2,598,396
The Procter & Gamble Company	35,666	2,267,288
		4,865,684
Tobacco - 1.05%
Philip Morris International, Inc.	39,245	2,620,389
		29,279,866
Energy - 10.08%
Oil, Gas & Consumable Fuels - 10.08%
Chevron Corp.	62,506	6,428,117
ConocoPhillips	87,079	6,547,470
Exxon Mobil Corp.	68,112	5,542,955
Occidental Petroleum Corp.	64,772	6,738,879
		25,257,421
		25,257,421
Financials - 22.83%
Capital Markets - 4.42%
Northern Trust Corp.	76,462	3,514,194
State Street Corp.	111,890	5,045,120
The Goldman Sachs Group, Inc.	19,085	2,540,023
		11,099,337
Commercial Banks - 4.04%
U.S. Bancorp	195,868	4,996,593
Wells Fargo & Company	182,866	5,131,220
		10,127,813
Diversified Financial Services - 10.43%
Bank of America Corp.	692,936	7,594,579
JPMorgan Chase & Company	220,680	9,034,639
Moody’s Corp.	248,030	9,511,951
		26,141,169
Insurance - 3.94%
Prudential Financial, Inc.	104,256	6,629,639
Stewart Information Services Corp.	323,336	3,243,060
		9,872,699
		57,241,018
Health Care - 18.04%
Biotechnology - 3.42%
Amgen, Inc. (I)	147,080	8,582,118

The accompanying notes are an integral part of the financial statements.

116

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (formerly Optimized Value Trust) (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 1.91%
Medtronic, Inc.	124,416	$4,793,748
Health Care Providers & Services - 4.41%
Amsurg Corp. (I)	107,119	2,799,019
WellPoint, Inc.	104,614	8,240,445
		11,039,464
Pharmaceuticals - 8.30%
Merck & Company, Inc.	178,691	6,306,005
Novartis AG, ADR	111,175	6,793,904
Pfizer, Inc.	373,844	7,701,186
		20,801,095
		45,216,425
Industrials - 9.33%
Aerospace & Defense - 1.16%
The Boeing Company	39,245	2,901,383
Air Freight & Logistics - 2.46%
FedEx Corp.	65,011	6,166,293
Commercial Services & Supplies - 3.92%
Avery Dennison Corp.	187,995	7,262,247
Cintas Corp.	77,894	2,572,839
		9,835,086
Industrial Conglomerates - 1.79%
General Electric Company	238,454	4,497,242
		23,400,004
Information Technology - 9.45%
Communications Equipment - 3.74%
Qualcomm, Inc.	130,261	7,397,522
Tellabs, Inc.	430,625	1,985,181
		9,382,703
Computers & Peripherals - 1.02%
Dell, Inc. (I)	152,687	2,545,292
IT Services - 2.25%
Automatic Data Processing, Inc.	52,486	2,764,962
Broadridge Financial Solutions, Inc.	119,547	2,877,496
		5,642,458
Software - 2.44%
Nintendo Company, Ltd., ADR	91,970	2,142,901
Oracle Corp.	120,837	3,976,746
		6,119,647
		23,690,100
Utilities - 1.04%
Electric Utilities - 1.04%
Entergy Corp.	38,291	2,614,510
TOTAL COMMON STOCKS (Cost $236,267,118)		$243,726,536

SHORT-TERM INVESTMENTS - 4.84%
Time Deposits - 4.39%
Royal Bank of Canada, 0.020% *	$11,000,000	$11,000,000
Repurchase Agreement - 0.45%
Repurchase Agreement with State Street Corp. dated 06/30/2011 at 0.010% to be repurchased at $1,122,000 on 07/01/2011, collateralized by $1,130,000 U.S. Treasury Notes, 1.375% due 03/15/2012 (valued at $1,145,538, including interest)	$1,122,000	$1,122,000
TOTAL SHORT-TERM INVESTMENTS (Cost $12,122,000)		$12,122,000
Total Investments (Fundamental Large Cap Value Trust
(formerly Optimized Value Trust))
(Cost $248,389,118) - 102.06%		$255,848,536
Other assets and liabilities, net - (2.06%)		(5,166,840)
TOTAL NET ASSETS - 100.00%		$250,681,696

Fundamental Value Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 95.64%
Consumer Discretionary - 5.76%
Automobiles - 1.18%
Harley-Davidson, Inc. (L)	496,458	$20,339,884
Household Durables - 0.20%
Hunter Douglas NV (L)	68,688	3,362,805
Internet & Catalog Retail - 0.81%
Expedia, Inc.	247,730	7,181,693
Liberty Media Corp. - Interactive, Series A (I)	407,845	6,839,561
		14,021,254
Media - 0.88%
Grupo Televisa SA, ADR (L)	174,311	4,288,051
Liberty Media Corp. - Starz, Series A (I)	32,226	2,424,684
The Walt Disney Company	216,520	8,452,941
		15,165,676
Specialty Retail - 2.69%
Bed Bath & Beyond, Inc. (I)	620,520	36,219,752
CarMax, Inc. (I)(L)	308,868	10,214,265
		46,434,017
		99,323,636
Consumer Staples - 16.09%
Beverages - 4.07%
Diageo PLC, ADR	298,402	24,430,172
Heineken Holding NV	444,555	22,749,279
The Coca-Cola Company	341,280	22,964,731
		70,144,182
Food & Staples Retailing - 9.09%
Costco Wholesale Corp.	1,071,304	87,032,737
CVS Caremark Corp.	1,853,616	69,658,889
		156,691,626
Food Products - 1.36%
Kraft Foods, Inc., Class A	402,400	14,176,552
Nestle SA	33,870	2,104,995
Unilever NV - NY Shares	216,400	7,108,740
		23,390,287

The accompanying notes are an integral part of the financial statements.

117

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Fundamental Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household Products - 0.24%
The Procter & Gamble Company	66,120	$4,203,248
Personal Products - 0.16%
Natura Cosmeticos SA	110,700	2,766,347
Tobacco - 1.17%
Philip Morris International, Inc.	302,237	20,180,364
		277,376,054
Energy - 15.00%
Energy Equipment & Services - 0.95%
Schlumberger, Ltd.	43,500	3,758,400
Transocean, Ltd.	195,672	12,632,584
		16,390,984
Oil, Gas & Consumable Fuels - 14.05%
Canadian Natural Resources, Ltd.	1,126,710	47,164,081
China Coal Energy Company, Series H	8,825,500	11,964,135
Devon Energy Corp.	651,161	51,317,998
EOG Resources, Inc. (L)	641,033	67,020,000
Occidental Petroleum Corp.	530,630	55,206,745
OGX Petroleo e Gas Participacoes SA (I)	1,030,000	9,629,129
		242,302,088
		258,693,072
Financials - 28.22%
Capital Markets - 7.24%
Ameriprise Financial, Inc.	306,437	17,675,286
GAM Holding, Ltd. (I)	109,588	1,798,189
Julius Baer Group, Ltd. (I)	851,600	35,151,038
The Bank of New York Mellon Corp.	2,382,702	61,044,825
The Charles Schwab Corp.	55,800	917,910
The Goldman Sachs Group, Inc.	61,700	8,211,653
		124,798,901
Commercial Banks - 4.35%
Wells Fargo & Company	2,676,126	75,092,096
Consumer Finance - 4.98%
American Express Company	1,659,310	85,786,327
Diversified Financial Services - 0.10%
JPMorgan Chase & Company	42,208	1,727,996
Insurance - 9.93%
ACE, Ltd.	138,030	9,085,135
AON Corp.	40,780	2,092,014
Berkshire Hathaway, Inc. Class A (I)(L)	200	23,221,000
Everest Re Group, Ltd.	24,330	1,988,978
Fairfax Financial Holdings, Ltd.	18,200	7,300,748
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	8,800	3,522,007
Loews Corp.	1,374,727	57,862,259
Markel Corp. (I)(L)	5,123	2,032,858
The Progressive Corp.	2,167,084	46,332,256
Transatlantic Holdings, Inc.	364,629	17,870,467
		171,307,722
Real Estate Management & Development - 1.62%
Brookfield Asset Management, Inc., Class A	416,380	13,811,325
Hang Lung Group, Ltd.	2,205,100	14,082,850
		27,894,175
		486,607,217
Health Care - 12.05%
Health Care Equipment & Supplies - 1.88%
Baxter International, Inc.	215,100	12,839,319
Becton, Dickinson & Company (L)	226,700	$19,534,739
		32,374,058
Health Care Providers & Services - 1.83%
Express Scripts, Inc. (I)	585,788	31,620,836
Life Sciences Tools & Services - 0.50%
Agilent Technologies, Inc. (I)	168,930	8,634,012
Pharmaceuticals - 7.84%
Johnson & Johnson	704,420	46,858,018
Merck & Company, Inc.	1,522,239	53,719,814
Pfizer, Inc.	840,766	17,319,780
Roche Holdings AG	103,400	17,298,720
		135,196,332
		207,825,238
Industrials - 5.61%
Aerospace & Defense - 0.75%
Lockheed Martin Corp. (L)	160,400	12,987,588
Commercial Services & Supplies - 2.34%
Iron Mountain, Inc. (L)	1,183,391	40,341,799
Marine - 1.25%
China Shipping Development Company, Ltd.	3,821,300	3,518,690
Kuehne & Nagel International AG	118,956	18,054,730
		21,573,420
Professional Services - 0.01%
Dun & Bradstreet Corp.	2,695	203,580
Transportation Infrastructure - 1.26%
China Merchants Holdings
International Company, Ltd.	5,278,056	20,525,724
LLX Logistica SA (I)	227,700	700,324
PortX Operacoes Portuarias SA (I)	227,700	500,440
		21,726,488
		96,832,875
Information Technology - 6.05%
Computers & Peripherals - 0.67%
Hewlett-Packard Company	318,546	11,595,074
Internet Software & Services - 1.96%
Google, Inc., Class A (I)	66,890	33,871,758
IT Services - 0.32%
Visa, Inc., Class A	66,330	5,588,966
Semiconductors & Semiconductor Equipment - 1.80%
Intel Corp.	177,370	3,930,519
Texas Instruments, Inc.	823,110	27,022,701
		30,953,220
Software - 1.30%
Activision Blizzard, Inc.	827,500	9,665,200
Microsoft Corp.	488,554	12,702,404
		22,367,604
		104,376,622
Materials - 6.57%
Chemicals - 2.21%
Air Products & Chemicals, Inc.	93,400	8,927,172
Monsanto Company	263,060	19,082,372
Potash Corp. of Saskatchewan, Inc.	103,758	5,913,168
Praxair, Inc.	38,113	4,131,068
		38,053,780

The accompanying notes are an integral part of the financial statements.

118

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Fundamental Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction Materials - 0.72%
Martin Marietta Materials, Inc. (L)	155,951	$12,471,401
Containers & Packaging - 1.99%
Sealed Air Corp.	1,442,975	34,328,375
Metals & Mining - 1.45%
BHP Billiton PLC	317,520	12,445,346
Rio Tinto PLC (I)	172,534	12,458,567
		24,903,913
Paper & Forest Products - 0.20%
Sino-Forest Corp. (I)(L)	1,015,920	3,370,775
Sino-Forest Corp. (I)(S)	31,600	104,847
		3,475,622
		113,233,091
Telecommunication Services - 0.29%
Wireless Telecommunication Services - 0.29%
America Movil SAB de CV, Series L, ADR	92,060	4,960,192
TOTAL COMMON STOCKS (Cost $1,372,464,661)		$1,649,227,997

CONVERTIBLE BONDS - 0.09%
Materials - 0.09%
Sino-Forest Corp. 5.000%, 08/01/2013 (S)	$3,244,100	$1,524,727
TOTAL CONVERTIBLE BONDS (Cost $3,244,100)		$1,524,727

SECURITIES LENDING COLLATERAL - 6.62%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	11,412,442	114,214,576
TOTAL SECURITIES LENDING COLLATERAL (Cost $114,211,907)		$114,214,576

COMMERCIAL PAPER - 3.72%
Intesa Funding LLC, 0.200%, 07/08/2011
0.200%, 07/08/2011 *	44,304,000	44,302,277
Toyota Credit de Puerto Rico Corp., 0.050%,
07/01/2011 0.050%, 07/01/2011 *	19,770,000	19,770,000
TOTAL COMMERCIAL PAPER (Cost $64,072,277)		$64,072,277
Total Investments (Fundamental Value Trust)
(Cost $1,553,992,945) - 106.07%		$1,829,039,577
Other assets and liabilities, net - (6.07%)		(104,698,286)
TOTAL NET ASSETS - 100.00%		$1,724,341,291

Global Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 98.17%
Austria - 0.54%
Telekom Austria AG	292,670	$3,733,151
Bermuda - 0.61%
RenaissanceRe Holdings, Ltd.	60,280	4,216,586
Brazil - 0.89%
Petroleo Brasileiro SA, ADR (L)	63,250	1,940,510
Vale SA, ADR	146,440	4,240,902
		6,181,412
China - 0.50%
China Telecom Corp., Ltd., ADR (L)	53,040	3,471,468
France - 7.83%
Alstom SA (L)	61,000	$3,756,795
AXA SA	209,790	4,763,074
Cie Generale des Etablissements Michelin	63,044	6,165,990
France Telecom SA (L)	338,330	7,197,407
Sanofi	198,940	15,989,609
Total SA	190,620	11,024,712
Vivendi SA	191,850	5,335,073
		54,232,660
Germany - 5.18%
Deutsche Lufthansa AG	164,920	3,591,925
Deutsche Post AG	185,900	3,569,965
Merck KGaA	42,920	4,664,078
Muenchener Rueckversicherungs AG	42,740	6,524,911
SAP AG	117,890	7,130,236
Siemens AG	76,060	10,443,408
		35,924,523
Hong Kong - 1.95%
AIA Group, Ltd. (I)	754,600	2,631,169
Cheung Kong Holdings, Ltd.	296,000	4,353,047
China Mobile, Ltd.	187,000	1,742,452
Swire Pacific, Ltd.	325,300	4,805,110
		13,531,778
India - 0.59%
ICICI Bank, Ltd., ADR	83,180	4,100,774
Ireland - 2.90%
Accenture PLC, Class A	113,635	6,865,827
Covidien PLC	44,030	2,343,717
CRH PLC	190,633	4,221,433
CRH PLC (London Exchange)	137,279	3,052,875
Seagate Technology PLC	223,440	3,610,790
		20,094,642
Italy - 2.10%
Eni SpA	299,420	7,098,195
Intesa Sanpaolo SpA	1,273,940	3,387,902
UniCredit SpA	1,931,787	4,085,981
		14,572,078
Japan - 4.48%
East Japan Railway Company	51,220	2,943,311
ITOCHU Corp.	179,700	1,869,272
Konica Minolta Holdings, Inc.	319,010	2,661,737
Mazda Motor Corp. (I)	1,444,000	3,808,571
Nintendo Company, Ltd.	15,850	2,984,885
Nissan Motor Company, Ltd.	394,200	4,138,023
Nomura Holdings, Inc.	741,800	3,670,142
Toyota Motor Corp.	155,450	6,544,881
USS Company, Ltd.	30,920	2,398,454
		31,019,276
Netherlands - 5.78%
ING Groep NV (I)	919,950	11,347,857
Koninklijke Philips Electronics NV	258,040	6,622,409
Randstad Holdings NV	98,390	4,547,200
Reed Elsevier NV	266,405	3,577,695
Royal Dutch Shell PLC
(Euronext Amsterdam) (I)	97,344	3,455,679
Royal Dutch Shell PLC (London
Stock Exchange)	2,394	85,304
Royal Dutch Shell PLC, B Shares	199,440	7,119,267
SBM Offshore NV	125,169	3,311,043
		40,066,454

The accompanying notes are an integral part of the financial statements.

119

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Global Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway - 0.64%
Statoil ASA	174,480	$4,417,948
Russia - 0.68%
Gazprom OAO, ADR	177,400	2,581,170
Gazprom OAO, ADR (London Exchange)	144,220	2,112,326
		4,693,496
Singapore - 2.85%
DBS Group Holdings, Ltd.	419,510	5,021,373
Flextronics International, Ltd. (I)(L)	622,360	3,995,551
Singapore Telecommunications, Ltd. (Board
Lot 10)	4,169,000	10,736,578
		19,753,502
South Korea - 2.57%
KB Financial Group, Inc., ADR (L)	140,908	6,735,402
Samsung Electronics Company, Ltd.	14,230	11,060,114
		17,795,516
Spain - 1.35%
Inditex SA	44,680	4,080,037
Telefonica SA	215,740	5,275,695
		9,355,732
Sweden - 0.89%
Telefonaktiebolaget LM Ericsson, B Shares	427,054	6,142,122
Switzerland - 9.44%
ACE, Ltd.	80,545	5,301,472
Adecco SA (I)	32,410	2,077,922
Credit Suisse Group AG (I)	84,070	3,267,657
Lonza Group AG (I)	44,630	3,492,943
Nestle SA	76,220	4,737,016
Noble Corp. (I)(L)	131,450	5,180,445
Novartis AG	160,630	9,839,787
Roche Holdings AG	57,200	9,569,505
Swiss Re, Ltd. (I)	104,950	5,893,178
TE Connectivity, Ltd.	135,420	4,978,039
Tyco International, Ltd.	101,080	4,996,384
UBS AG (Swiss Exchange) (I)	152,410	2,779,212
Wolseley PLC	100,842	3,288,937
		65,402,497
Taiwan - 1.20%
Taiwan Semiconductor
Manufacturing Company, Ltd.	3,279,363	8,300,316
Turkey - 0.75%
Turkcell Iletisim Hizmetleri AS, ADR (I)(L)	382,250	5,179,488
United Kingdom - 11.65%
Aviva PLC	1,242,570	8,749,075
BAE Systems PLC	592,240	3,027,563
BP PLC	1,137,675	8,382,385
Carillion PLC	166,950	1,007,077
Compass Group PLC	614,670	5,929,276
GlaxoSmithKline PLC	540,100	11,563,900
HSBC Holdings PLC	610,662	6,073,156
International Consolidated
Airlines Group SA (I)	592,720	2,416,809
Kingfisher PLC	1,640,530	7,035,710
Pearson PLC	251,410	4,762,341
Rentokil Initial PLC (I)	615,821	939,483
Tesco PLC	890,920	5,753,992
Vodafone Group PLC	5,662,220	15,048,096
		80,688,863
United States - 32.80%
Abbott Laboratories	56,860	2,991,973
Alcoa, Inc.	176,370	$2,797,228
American Express Company	129,990	6,720,483
Amgen, Inc. (I)	272,420	15,895,707
Baker Hughes, Inc.	97,160	7,049,930
Bank of America Corp.	257,130	2,818,145
Biogen Idec, Inc. (I)	30,440	3,254,645
Brocade Communications Systems, Inc. (I)	584,460	3,775,612
Chevron Corp.	64,000	6,581,760
Cisco Systems, Inc.	420,910	6,570,405
Citigroup, Inc.	93,830	3,907,081
Comcast Corp., Special Class A	558,000	13,520,340
CVS Caremark Corp.	203,110	7,632,874
Dell, Inc. (I)	171,320	2,855,904
FedEx Corp.	46,300	4,391,555
General Electric Company	407,240	7,680,546
Halliburton Company	68,250	3,480,750
Home Depot, Inc.	75,340	2,728,815
JPMorgan Chase & Company	82,200	3,365,268
Medtronic, Inc.	164,650	6,343,965
Merck & Company, Inc.	217,350	7,670,282
Microsoft Corp.	590,310	15,348,060
Morgan Stanley	126,510	2,910,995
News Corp., Class A	741,490	13,124,373
Oracle Corp.	315,550	10,384,751
Pfizer, Inc.	651,450	13,419,870
Quest Diagnostics, Inc.	99,590	5,885,769
Sprint Nextel Corp. (I)	1,123,890	6,057,767
Target Corp.	67,980	3,188,942
The Progressive Corp.	244,260	5,222,279
The Walt Disney Company	115,640	4,514,586
Time Warner Cable, Inc.	76,882	5,999,871
Time Warner, Inc.	145,233	5,282,124
United Parcel Service, Inc., Class B	113,280	8,261,510
Viacom, Inc., Class B	109,500	5,584,502
		227,218,667
TOTAL COMMON STOCKS (Cost $685,879,434)		$680,092,949

SECURITIES LENDING COLLATERAL - 3.11%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	2,150,634	21,523,332
TOTAL SECURITIES LENDING COLLATERAL (Cost $21,522,767)		$21,523,332

SHORT-TERM INVESTMENTS - 1.38%
Time Deposits - 1.38%
Bank of Montreal, 0.040% *	$9,600,000	$9,600,000
TOTAL SHORT-TERM INVESTMENTS (Cost $9,600,000)		$9,600,000
Total Investments (Global Trust)
(Cost $717,002,201) - 102.66%		$711,216,281
Other assets and liabilities, net - (2.66%)		(18,423,875)
TOTAL NET ASSETS - 100.00%		$692,792,406

The accompanying notes are an integral part of the financial statements.

120

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Growth Equity Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 98.98%
Consumer Discretionary - 14.78%
Automobiles - 1.29%
Ford Motor Company (I)	450,180	$6,207,982
Hotels, Restaurants & Leisure - 2.33%
Las Vegas Sands Corp. (I)	108,020	4,559,524
Marriott International, Inc., Class A (L)	185,630	6,588,009
		11,147,533
Internet & Catalog Retail - 4.01%
Amazon.com, Inc. (I)	65,200	13,332,748
priceline.com, Inc. (I)	11,500	5,887,195
		19,219,943
Media - 1.10%
The Walt Disney Company	134,510	5,251,270
Specialty Retail - 3.26%
Abercrombie & Fitch Company, Class A	58,110	3,888,721
Dick’s Sporting Goods, Inc. (I)	115,540	4,442,513
Limited Brands, Inc. (L)	95,950	3,689,278
Tiffany & Company (L)	45,870	3,601,712
		15,622,224
Textiles, Apparel & Luxury Goods - 2.79%
NIKE, Inc., Class B (L)	86,000	7,738,280
Polo Ralph Lauren Corp. (L)	42,410	5,623,990
		13,362,270
		70,811,222
Consumer Staples - 5.08%
Beverages - 3.53%
Anheuser-Busch InBev NV, ADR	59,680	3,462,032
Hansen Natural Corp. (I)	68,120	5,514,314
The Coca-Cola Company	117,760	7,924,070
		16,900,416
Food & Staples Retailing - 1.16%
Costco Wholesale Corp.	68,440	5,560,066
Personal Products - 0.39%
The Estee Lauder Companies, Inc., Class A	18,060	1,899,731
		24,360,213
Energy - 10.63%
Energy Equipment & Services - 5.83%
Baker Hughes, Inc.	141,540	10,270,142
Ensco International PLC, ADR	52,520	2,799,316
Halliburton Company	117,720	6,003,720
Schlumberger, Ltd.	102,970	8,896,608
		27,969,786
Oil, Gas & Consumable Fuels - 4.80%
Concho Resources, Inc. (I)(L)	94,470	8,677,070
Noble Energy, Inc.	91,510	8,202,041
Pioneer Natural Resources Company	68,220	6,110,465
		22,989,576
		50,959,362
Financials - 4.38%
Capital Markets - 1.06%
Franklin Resources, Inc.	38,810	5,095,365
Consumer Finance - 1.36%
American Express Company	125,740	6,500,758
Diversified Financial Services - 1.47%
IntercontinentalExchange, Inc. (I)	56,290	7,019,926
Real Estate Management & Development - 0.49%
Jones Lang LaSalle, Inc. (L)	25,000	$2,357,500
		20,973,549
Health Care - 13.14%
Biotechnology - 1.18%
Alexion Pharmaceuticals, Inc. (I)	48,400	2,276,252
Biogen Idec, Inc. (I)	31,690	3,388,295
		5,664,547
Health Care Equipment & Supplies - 0.99%
Intuitive Surgical, Inc. (I)(L)	12,800	4,763,008
Health Care Providers & Services - 3.72%
AmerisourceBergen Corp.	142,570	5,902,398
Express Scripts, Inc. (I)	95,750	5,168,585
WellPoint, Inc.	85,760	6,755,315
		17,826,298
Health Care Technology - 0.74%
SXC Health Solutions Corp. (I)	60,230	3,548,752
Life Sciences Tools & Services - 1.93%
Agilent Technologies, Inc. (I)	181,260	9,264,199
Pharmaceuticals - 4.58%
Allergan, Inc.	95,210	7,926,233
Perrigo Company (L)	56,980	5,006,833
Shire PLC, ADR	45,690	4,304,455
Valeant Pharmaceuticals International, Inc.
(Toronto Exchange) (L)	90,100	4,681,596
		21,919,117
		62,985,921
Industrials - 15.90%
Aerospace & Defense - 3.47%
Goodrich Corp.	59,870	5,717,585
Precision Castparts Corp.	66,250	10,908,063
		16,625,648
Air Freight & Logistics - 1.54%
Expeditors International of Washington, Inc.	143,960	7,369,312
Electrical Equipment - 2.98%
AMETEK, Inc.	110,230	4,949,327
Rockwell Automation, Inc.	107,460	9,323,230
		14,272,557
Machinery - 5.42%
Cummins, Inc.	49,700	5,143,453
Deere & Company	96,680	7,971,266
Joy Global, Inc.	72,950	6,947,758
PACCAR, Inc. (L)	116,030	5,927,973
		25,990,450
Road & Rail - 2.49%
CSX Corp.	454,450	11,915,679
		76,173,646
Information Technology - 29.28%
Communications Equipment - 5.35%
F5 Networks, Inc. (I)	36,570	4,031,843
Juniper Networks, Inc. (I)	130,190	4,100,985
Polycom, Inc. (I)	79,850	5,134,355
Qualcomm, Inc.	217,640	12,359,776
		25,626,959
Computers & Peripherals - 8.37%
Apple, Inc. (I)	77,780	26,108,413
EMC Corp. (I)	340,390	9,377,745

The accompanying notes are an integral part of the financial statements.

121

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Growth Equity Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers & Peripherals (continued)
NetApp, Inc. (I)	87,440	$4,615,083
		40,101,241
Electronic Equipment, Instruments & Components - 0.67%
Corning, Inc.	176,500	3,203,475
Internet Software & Services - 1.50%
Google, Inc., Class A (I)	14,210	7,195,660
IT Services - 4.35%
Cognizant Technology
Solutions Corp., Class A (I)	81,910	6,007,279
MasterCard, Inc., Class A	32,550	9,808,617
Visa, Inc., Class A	59,880	5,045,489
		20,861,385
Semiconductors & Semiconductor Equipment - 1.06%
Broadcom Corp., Class A (I)	150,220	5,053,401
Software - 7.98%
Autodesk, Inc. (I)	132,840	5,127,624
Check Point Software Technologies, Ltd. (I)(L)	107,950	6,136,958
Citrix Systems, Inc. (I)	69,970	5,597,600
Intuit, Inc. (I)	82,650	4,286,229
Oracle Corp.	409,080	13,462,823
Salesforce.com, Inc. (I)	24,490	3,648,520
		38,259,754
		140,301,875
Materials - 4.29%
Chemicals - 3.34%
E.I. du Pont de Nemours & Company	96,020	5,189,881
FMC Corp.	57,430	4,940,129
Potash Corp. of Saskatchewan, Inc.	102,630	5,848,884
		15,978,894
Metals & Mining - 0.95%
Allegheny Technologies, Inc.	72,070	4,574,283
		20,553,177
Telecommunication Services - 1.50%
Wireless Telecommunication Services - 1.50%
American Tower Corp., Class A (I)	137,330	7,186,479
TOTAL COMMON STOCKS (Cost $387,831,653)		$474,305,444

SECURITIES LENDING COLLATERAL - 9.89%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	4,732,072	47,358,099
TOTAL SECURITIES LENDING COLLATERAL (Cost $47,358,250)		$47,358,099

SHORT-TERM INVESTMENTS - 0.98%
Repurchase Agreement - 0.98%
Repurchase Agreement with State Street Corp. dated 06/30/2011 at 0.010% to be repurchased at $4,708,001 on 07/01/2011, collateralized by $4,740,000 Federal Home Loan Mortgage Corporation, 3.000% due 08/11/2017 (valued at $4,805,175, including interest)	$4,708,000	$4,708,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,708,000)		$4,708,000
Total Investments (Growth Equity Trust)
(Cost $439,897,903) - 109.85%		$526,371,543
Other assets and liabilities, net - (9.85%)		(47,193,142)
TOTAL NET ASSETS - 100.00%		$479,178,401

Health Sciences Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 98.49%
Consumer Staples - 0.81%
Food & Staples Retailing - 0.81%
CVS Caremark Corp.	25,600	$962,048
Raia SA (I)	18,600	309,871
Walgreen Company	2,700	114,642
		1,386,561
Health Care - 95.28%
Biotechnology - 33.40%
Achillion Pharmaceuticals, Inc. (I)	32,600	242,544
Acorda Therapeutics, Inc. (I)	25,861	835,569
Alexion Pharmaceuticals, Inc. (I)	191,440	9,003,423
Alkermes, Inc. (I)	122,600	2,280,360
Allos Therapeutics, Inc. (I)	37,200	79,608
AMAG Pharmaceuticals, Inc. (I)	21,100	396,680
Amarin Corp. PLC, ADR (I)	51,600	746,652
Amgen, Inc. (I)	48,800	2,847,480
Amylin Pharmaceuticals, Inc. (I)	28,900	386,104
Anacor Pharmaceuticals, Inc. (I)	39,300	253,878
Ardea Biosciences, Inc. (I)	21,100	537,206
Arqule, Inc. (I)	6,700	41,875
Basilea Pharmaceutica (I)	1,397	101,952
Biocon, Ltd.	17,700	140,529
BioCryst Pharmaceuticals, Inc. (I)	18,800	71,816
Biogen Idec, Inc. (I)	5,719	611,475
BioMarin Pharmaceutical, Inc. (I)	67,200	1,828,512
BioMimetic Therapeutics, Inc. (I)	10,900	55,808
Celgene Corp. (I)	55,866	3,369,837
Cephalon, Inc. (I)	26,800	2,141,320
Cubist Pharmaceuticals, Inc. (I)	31,600	1,137,284
Dendreon Corp. (I)	40,300	1,589,432
Dyadic International, Inc. (I)	18,900	30,996
Exelixis, Inc. (I)	159,900	1,432,704
Gilead Sciences, Inc. (I)	105,996	4,389,294
GTx, Inc. (I)	23,900	114,481
Halozyme Therapeutics, Inc. (I)	16,700	115,397
Human Genome Sciences, Inc. (I)	86,500	2,122,710
Idenix Pharmaceuticals, Inc. (I)	146,404	732,020
Incyte Corp. (I)	192,500	3,645,950
Infinity Pharmaceuticals, Inc. (I)	21,175	174,906
Intercell AG (I)	7,274	29,923
InterMune, Inc. (I)	45,000	1,613,250
Ironwood Pharmaceuticals, Inc. (I)	7,000	110,040
Lexicon Pharmaceuticals, Inc. (I)	18,900	33,264
Medivation, Inc. (I)	11,200	240,016
Micromet, Inc. (I)	12,300	70,602
Momenta Pharmaceuticals, Inc. (I)	25,800	502,068
Neurocrine Biosciences, Inc. (I)	63,400	510,370
NPS Pharmaceuticals, Inc. (I)	49,100	463,995
Onyx Pharmaceuticals, Inc. (I)	19,338	682,631
Pharmacyclics, Inc. (I)	103,100	1,076,364
Pharmasset, Inc. (I)	24,000	2,692,800
Poniard Pharmaceuticals, Inc. (I)	97,645	22,849
Regeneron Pharmaceuticals, Inc. (I)	41,300	2,342,123
Rigel Pharmaceuticals, Inc. (I)	39,900	365,883
Savient Pharmaceuticals, Inc. (I)	3,000	22,470
Seattle Genetics, Inc. (I)	43,500	892,620
Sinovac Biotech, Ltd. (I)	30,700	98,240
Swedish Orphan Biovitrum AB (I)	76,964	304,196
Targacept, Inc. (I)	9,500	200,165
Theravance, Inc. (I)	36,100	801,781
United Therapeutics Corp. (I)	5,400	297,540
Vertex Pharmaceuticals, Inc. (I)	35,604	1,851,052
Vical, Inc. (I)	83,800	345,256

The accompanying notes are an integral part of the financial statements.

122

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Ym Biosciences, Inc. (I)	140,500	$394,805
		57,422,105
Health Care Equipment & Supplies - 14.31%
Arthrocare Corp. (I)	16,300	545,561
Baxter International, Inc.	52,700	3,145,663
China Kanghui Holdings, Inc., ADR (I)	12,100	283,745
Conceptus, Inc. (I)	53,900	629,013
Covidien PLC	68,525	3,647,586
DENTSPLY International, Inc.	49,850	1,898,288
Dynavox, Inc., Class A (I)	19,100	145,160
Edwards Lifesciences Corp. (I)	32,000	2,789,760
Endologix, Inc. (I)	5,400	50,220
Enteromedics, Inc. (I)	56,850	154,064
Genmark Diagnostics
Incgenmark Diagnostics Inc (I)	42,000	244,860
HeartWare International, Inc. (I)	16,500	1,222,320
Hill-Rom Holdings, Inc.	7,700	354,508
IDEXX Laboratories, Inc. (I)	22,400	1,737,344
Insulet Corp. (I)	30,000	665,100
Intuitive Surgical, Inc. (I)	800	297,688
Nobel Biocare Holding AG	8,362	170,416
NxStage Medical, Inc. (I)	12,000	249,840
Shandong Weigao Group Medical
Polymer Company, Ltd.	272,000	395,331
Sonova Holding AG	1,963	183,747
Straumann Holding AG	1,200	289,632
Stryker Corp.	54,100	3,175,129
Thoratec Corp. (I)	6,900	226,458
Tornier BV (I)	4,700	126,665
Volcano Corp. (I)	999	32,258
Zimmer Holdings, Inc. (I)	30,800	1,946,560
		24,606,916
Health Care Providers & Services - 21.27%
AMERIGROUP Corp. (I)	38,300	2,699,001
AmerisourceBergen Corp.	62,700	2,595,780
Amil Participacoes SA	7,000	82,305
Bangkok Dusit Medical Services PCL	543,900	933,791
Catalyst Health Solutions, Inc. (I)	25,500	1,423,410
Centene Corp. (I)	47,500	1,687,675
Community Health Systems, Inc. (I)	40,900	1,050,312
DaVita, Inc. (I)	15,795	1,368,005
Express Scripts, Inc. (I)	32,300	1,743,554
Fleury SA	32,400	471,888
Fortis Healthcare, Ltd. (I)	95,561	350,338
Fresenius Medical Care AG	13,707	1,024,814
Fresenius SE & Company KGaA	3,253	339,530
HCA Holdings, Inc. (I)	23,700	782,100
Health Management
Associates, Inc., Class A (I)	76,100	820,358
Henry Schein, Inc. (I)	29,300	2,097,587
HMS Holdings Corp. (I)	7,600	584,212
Laboratory Corp. of America Holdings (I)	3,600	348,444
LCA-Vision, Inc. (I)	35,600	170,168
McKesson Corp.	38,200	3,195,430
MEDNAX, Inc. (I)	15,500	1,118,945
Odontoprev SA	14,300	238,234
Profarma Distribuidora de
Produtos Farmaceuticos SA	47,100	449,678
PSS World Medical, Inc. (I)	7,600	212,876
Select Medical Holdings Corp. (I)	59,500	527,765
Shanghai Pharmaceuticals
Holding Company, Ltd. (I)	257,000	691,899
Sinopharm Group Company, Ltd.	56,000	188,581
Triple-S Management Corp., Class B (I)	23,000	$499,790
UnitedHealth Group, Inc.	54,000	2,785,320
Universal Health Services, Inc., Class B	43,550	2,244,132
WellCare Health Plans, Inc. (I)	23,700	1,218,417
WellPoint, Inc.	33,200	2,615,164
		36,559,503
Health Care Technology - 3.61%
Allscripts Healthcare Solutions, Inc. (I)	46,500	903,030
athenahealth, Inc. (I)	21,000	863,100
Cerner Corp. (I)	11,900	727,209
SXC Health Solutions Corp. (I)	63,000	3,711,960
		6,205,299
Life Sciences Tools & Services - 5.10%
Agilent Technologies, Inc. (I)	2,000	102,220
BG Medicine, Inc. (I)	16,100	128,156
Bruker Corp. (I)	38,800	789,968
Covance, Inc. (I)	34,300	2,036,391
Illumina, Inc. (I)	31,950	2,401,043
Mettler-Toledo International, Inc. (I)	1,100	185,537
Pacific Biosciences of California, Inc. (I)	10,950	128,115
Thermo Fisher Scientific, Inc. (I)	22,600	1,455,214
Waters Corp. (I)	16,000	1,531,840
		8,758,484
Pharmaceuticals - 17.59%
Aegerion Pharmaceuticals, Inc. (I)	15,700	247,275
Allergan, Inc.	8,200	682,650
Auxilium Pharmaceuticals, Inc. (I)	16,600	325,360
AVANIR Pharmaceuticals, Class A (I)	326,000	1,095,360
Bayer AG	3,987	320,539
Cadence Pharmaceuticals, Inc. (I)	47,300	435,160
Cardiome Pharma Corp. (I)	52,708	234,551
China Medical System Holdings, Ltd.	796,001	812,865
Depomed, Inc. (I)	25,200	206,136
Elan Corp. PLC, ADR (I)	166,800	1,896,516
GlaxoSmithKline Pharmaceuticals, Ltd.	2,858	150,402
Hikma Pharmaceuticals PLC	16,863	205,696
Hospira, Inc. (I)	10,900	617,594
Impax Laboratories, Inc. (I)	23,700	516,423
Ista Pharmaceuticals, Inc. (I)	9,700	74,157
Jazz Pharmaceuticals, Inc. (I)	23,100	770,385
Johnson & Johnson	11,600	771,632
Lijun International
Pharmaceutical Holding, Ltd.	140,000	28,875
MAP Pharmaceuticals, Inc. (I)	18,400	293,848
Medicis Pharmaceutical Corp., Class A	2,800	106,876
Merck & Company, Inc.	60,609	2,138,892
Nektar Therapeutics (I)	21,000	152,670
Newron Pharmaceuticals SpA (I)	6,333	43,693
Novo Nordisk A/S	5,115	641,284
Optimer Pharmaceuticals, Inc. (I)	15,605	185,543
Pacira Pharmaceuticals, Inc. (I)	14,000	168,000
Par Pharmaceutical Companies, Inc. (I)	2,800	92,344
Pfizer, Inc.	48,601	1,001,181
Ranbaxy Laboratories, Ltd.	23,000	277,875
Roche Holdings AG	9,229	1,544,003
Salix Pharmaceuticals, Ltd. (I)	10,800	430,164
Sanofi	2,200	176,823
Sawai Pharmaceutical Company, Ltd.	10,000	1,054,847
Shire PLC	19,581	611,274
Shire PLC, ADR	7,000	659,470
Simcere Pharmaceutical Group (I)	23,800	232,526
Sun Pharmaceutical Industries, Ltd.	17,000	190,342
Teva Pharmaceutical Industries, Ltd., ADR	17,165	827,696

The accompanying notes are an integral part of the financial statements.

123

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
The Medicines Company (I)	146,455	$2,417,972
Towa Pharmaceutical Company, Ltd.	11,100	671,217
Tranzyme, Inc. (I)	49,500	204,435
UCB SA	7,834	352,015
Valeant Pharmaceuticals International, Inc.
(Toronto Exchange)	102,980	5,350,841
Vectura Group PLC (I)	98,550	126,144
Warner Chilcott PLC, Class A	16,900	407,797
XenoPort, Inc. (I)	68,100	484,872
		30,236,220
		163,788,527
Information Technology - 1.62%
Internet Software & Services - 0.55%
WebMD Health Corp. (I)	20,700	943,506
IT Services - 0.34%
MAXIMUS, Inc.	7,100	587,383
Software - 0.73%
Nuance Communications, Inc. (I)	58,000	1,245,260
		2,776,149
Materials - 0.78%
Chemicals - 0.78%
Monsanto Company	18,600	1,349,244
TOTAL COMMON STOCKS (Cost $134,408,747)		$169,300,481

PREFERRED SECURITIES - 0.07%
Health Care - 0.07%
Pharmaceuticals - 0.07%
Tesaro, Inc.	51,999	113,098
TOTAL PREFERRED SECURITIES (Cost $113,098)		$113,098

CONVERTIBLE BONDS - 0.03%
Health Care - 0.03%
Insulet Corp. 3.750%, 06/15/2016	$52,000	$55,770
TOTAL CONVERTIBLE BONDS (Cost $52,000)		$55,770

WARRANTS - 0.04%
Alexza Pharmaceuticals, Inc. (Expiration date
10/05/2016; Strike price $2.77) (I)	14,130	7,199
Cadence Pharmaceuticals, Inc. (Expiration date
02/18/2014; Strike price $7.84) (I)	10,500	29,426
EnteroMedics, Inc. (Expiration date
02/20/2013; Strike price $8.28) (I)	96,200	654
EnteroMedics, Inc. (Expiration Date:
06/13/2016; Strike Price $2.19) (I)	30,600	34,116
Poniard Pharmaceuticals, Inc. (Expiration
Date: 04/26/2011; Strike Price $4.62) (I)	120,392	0
TOTAL WARRANTS (Cost $15,104)		$71,395

SHORT-TERM INVESTMENTS - 1.59%
Money Market Funds - 1.59%
T. Rowe Price Prime Reserve
Fund, 0.1301% (Y)	$2,105,867	$2,105,867
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	$632,196	$632,196
		2,738,063
TOTAL SHORT-TERM INVESTMENTS (Cost $2,738,063)		$2,738,063
Total Investments (Health Sciences Trust)
(Cost $137,327,012) - 100.22%		$172,278,807
Other assets and liabilities, net - (0.22%)		(377,855)
TOTAL NET ASSETS - 100.00%		$171,900,952

Heritage Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 99.33%
Consumer Discretionary - 20.58%
Auto Components - 1.06%
BorgWarner, Inc. (I)(L)	19,300	$1,559,248
Automobiles - 0.50%
Harley-Davidson, Inc.	17,700	725,169
Diversified Consumer Services - 1.02%
Weight Watchers International, Inc.	19,862	1,498,985
Hotels, Restaurants & Leisure - 3.28%
Arcos Dorados Holdings, Inc., Class A (L)	33,502	706,557
Chipotle Mexican Grill, Inc. (I)(L)	5,900	1,818,321
Panera Bread Company, Class A (I)(L)	9,104	1,144,009
Royal Caribbean Cruises, Ltd. (I)	30,200	1,136,728
		4,805,615
Internet & Catalog Retail - 4.43%
Netflix, Inc. (I)(L)	17,300	4,544,537
priceline.com, Inc. (I)	3,800	1,945,334
		6,489,871
Media - 2.28%
CBS Corp., Class B	7,600	216,524
Focus Media Holding, Ltd., ADR (I)	22,400	696,640
Imax Corp. (I)	74,800	2,425,764
		3,338,928
Specialty Retail - 5.68%
Abercrombie & Fitch Company, Class A	10,100	675,892
O’Reilly Automotive, Inc. (I)	44,500	2,915,195
PetSmart, Inc.	39,000	1,769,430
Ulta Salon Cosmetics & Fragrance, Inc. (I)	23,500	1,517,630
Williams-Sonoma, Inc.	39,300	1,434,057
		8,312,204
Textiles, Apparel & Luxury Goods - 2.33%
Fossil, Inc. (I)	15,200	1,789,344
Lululemon Athletica, Inc. (I)(L)	14,500	1,621,390
		3,410,734
		30,140,754
Consumer Staples - 6.38%
Beverages - 0.75%
Hansen Natural Corp. (I)	13,500	1,092,825
Food & Staples Retailing - 2.90%
Costco Wholesale Corp.	17,000	1,381,080

The accompanying notes are an integral part of the financial statements.

124

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Heritage Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Whole Foods Market, Inc.	45,200	$2,867,940
		4,249,020
Food Products - 2.04%
Green Mountain Coffee Roasters, Inc. (I)(L)	8,800	785,488
Mead Johnson Nutrition Company	21,400	1,445,570
The J.M. Smucker Company	9,800	749,112
		2,980,170
Household Products - 0.69%
Church & Dwight Company, Inc.	25,100	1,017,554
		9,339,569
Energy - 9.04%
Energy Equipment & Services - 4.17%
Atwood Oceanics, Inc. (I)	16,900	745,797
National Oilwell Varco, Inc.	49,000	3,832,290
Oil States International, Inc. (I)	19,200	1,534,272
		6,112,359
Oil, Gas & Consumable Fuels - 4.87%
Cabot Oil & Gas Corp.	17,600	1,167,056
Concho Resources, Inc. (I)	22,000	2,020,700
Linn Energy LLC	47,600	1,859,732
SandRidge Energy, Inc. (I)(L)	195,400	2,082,964
		7,130,452
		13,242,811
Financials - 4.15%
Capital Markets - 1.77%
KKR & Company LP	46,900	765,408
Lazard, Ltd., Class A	30,100	1,116,710
Raymond James Financial, Inc.	22,300	716,945
		2,599,063
Consumer Finance - 0.93%
Discover Financial Services	50,700	1,356,225
Real Estate Management & Development - 1.45%
CB Richard Ellis Group, Inc., Class A (I)	84,700	2,126,817
		6,082,105
Health Care - 13.99%
Biotechnology - 2.25%
Alexion Pharmaceuticals, Inc. (I)	38,800	1,824,764
Grifols SA (I)	37,500	752,465
Vertex Pharmaceuticals, Inc. (I)	13,900	722,661
		3,299,890
Health Care Equipment & Supplies - 4.24%
C.R. Bard, Inc.	17,400	1,911,564
MAKO Surgical Corp. (I)(L)	24,600	731,358
Sirona Dental Systems, Inc. (I)	13,700	727,470
The Cooper Companies, Inc.	14,600	1,156,904
Varian Medical Systems, Inc. (I)	24,000	1,680,480
		6,207,776
Health Care Providers & Services - 1.41%
Express Scripts, Inc. (I)	24,400	1,317,112
Omnicare, Inc.	23,400	746,226
		2,063,338
Health Care Technology - 2.85%
Allscripts Healthcare Solutions, Inc. (I)	53,100	1,031,202
SXC Health Solutions Corp. (I)	53,197	3,134,367
		4,165,569
Life Sciences Tools & Services - 2.51%
Agilent Technologies, Inc. (I)	23,800	$1,216,418
Illumina, Inc. (I)(L)	22,900	1,720,935
Mettler-Toledo International, Inc. (I)	4,400	742,148
		3,679,501
Pharmaceuticals - 0.73%
Shire PLC, ADR	11,400	1,073,994
		20,490,068
Industrials - 16.93%
Aerospace & Defense - 3.40%
BE Aerospace, Inc. (I)	79,972	3,263,657
TransDigm Group, Inc. (I)	18,800	1,714,372
		4,978,029
Commercial Services & Supplies - 0.98%
Stericycle, Inc. (I)	16,100	1,434,832
Construction & Engineering - 1.04%
Foster Wheeler AG (I)	15,800	480,004
KBR, Inc.	27,600	1,040,244
		1,520,248
Electrical Equipment - 2.60%
Cooper Industries PLC	21,100	1,259,037
Polypore International, Inc. (I)	19,717	1,337,601
Rockwell Automation, Inc.	14,000	1,214,640
		3,811,278
Machinery - 6.04%
AGCO Corp. (I)(L)	30,000	1,480,800
Chart Industries, Inc. (I)	15,600	842,088
Cummins, Inc.	10,700	1,107,343
Graco, Inc.	18,000	911,880
Joy Global, Inc.	20,200	1,923,848
Titan International, Inc. (L)	31,000	752,060
WABCO Holdings, Inc. (I)	26,400	1,823,184
		8,841,203
Road & Rail - 1.28%
J.B. Hunt Transport Services, Inc.	16,300	767,567
Kansas City Southern (I)	18,800	1,115,404
		1,882,971
Trading Companies & Distributors - 1.59%
Fastenal Company (L)	64,600	2,324,954
		24,793,515
Information Technology - 20.81%
Communications Equipment - 2.58%
Aruba Networks, Inc. (I)	29,600	874,680
F5 Networks, Inc. (I)	10,000	1,102,500
Polycom, Inc. (I)	28,000	1,800,400
		3,777,580
Computers & Peripherals - 1.79%
Apple, Inc. (I)	7,800	2,618,226
Electronic Equipment, Instruments & Components - 1.54%
IPG Photonics Corp. (I)	10,000	727,100
Jabil Circuit, Inc.	75,800	1,531,160
		2,258,260
Internet Software & Services - 1.97%
Baidu, Inc., ADR (I)	11,100	1,555,443
LinkedIn Corp. Class A (I)	291	26,216
VeriSign, Inc.	38,900	1,301,594
		2,883,253

The accompanying notes are an integral part of the financial statements.

125

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Heritage Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT Services - 3.91%
Alliance Data Systems Corp. (I)(L)	17,200	$1,618,004
Cognizant Technology
Solutions Corp., Class A (I)	19,700	1,444,798
Teradata Corp. (I)	34,000	2,046,800
VeriFone Systems, Inc. (I)	14,000	620,900
		5,730,502
Semiconductors & Semiconductor Equipment - 3.07%
ARM Holdings PLC	89,500	846,453
Cavium, Inc. (I)(L)	31,928	1,391,742
Cypress Semiconductor Corp. (I)	88,545	1,871,841
Veeco Instruments, Inc. (I)(L)	8,000	387,280
		4,497,316
Software - 5.95%
Check Point Software Technologies, Ltd. (I)(L)	21,500	1,222,275
Citrix Systems, Inc. (I)	24,168	1,933,440
CommVault Systems, Inc. (I)	12,600	560,070
Informatica Corp. (I)	22,300	1,302,989
NetSuite, Inc. (I)	22,100	866,320
Salesforce.com, Inc. (I)	12,000	1,787,760
Solera Holdings, Inc.	17,600	1,041,216
		8,714,070
		30,479,207
Materials - 5.21%
Chemicals - 2.62%
Airgas, Inc.	17,100	1,197,684
Albemarle Corp.	38,100	2,636,520
		3,834,204
Containers & Packaging - 1.72%
Crown Holdings, Inc. (I)	36,700	1,424,694
Rock-Tenn Company, Class A	16,600	1,101,244
		2,525,938
Metals & Mining - 0.87%
Cliffs Natural Resources, Inc.	13,800	1,275,810
		7,635,952
Telecommunication Services - 1.48%
Wireless Telecommunication Services - 1.48%
NII Holdings, Inc. (I)	26,100	1,106,118
SBA Communications Corp., Class A (I)	27,824	1,062,599
		2,168,717
		2,168,717
Utilities - 0.76%
Gas Utilities - 0.76%
National Fuel Gas Company	15,200	1,106,560
TOTAL COMMON STOCKS (Cost $117,630,853)		$145,479,258

SECURITIES LENDING COLLATERAL - 12.43%
Securities Lending Collateral - 12.43%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	1,819,491	18,209,282
TOTAL SECURITIES LENDING COLLATERAL (Cost $18,209,159)		$18,209,282
Total Investments (Heritage Trust)
(Cost $135,840,012) - 111.76%		$163,688,540
Other assets and liabilities, net - (11.76%)		(17,229,488)
TOTAL NET ASSETS - 100.00%		$146,459,052

International Core Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 96.44%
Australia - 4.77%
Associated British Foods PLC (I)	42,102	$731,832
BHP Billiton, Ltd.	109,072	5,155,102
BlueScope Steel, Ltd.	466,027	605,061
Boart Longyear Group	166,940	716,577
Charter Hall Office REIT	323,313	1,162,886
Commonwealth Bank of Australia	66,947	3,767,905
Dexus Property Group	1,182,532	1,118,962
Echo Entertainment Group, Ltd. (I)	190,003	837,568
Goodman Fielder, Ltd.	293,577	334,251
Goodman Group	1,934,555	1,464,049
GPT Group	449,790	1,528,083
Investa Office Fund	1,435,085	994,733
Mirvac Group	678,457	912,126
National Australia Bank, Ltd.	39,422	1,087,665
Pacific Brands, Ltd.	516,443	386,792
Qantas Airways, Ltd. (I)	351,281	696,313
QBE Insurance Group, Ltd.	135,905	2,523,080
Stockland	602,568	2,208,643
TABCORP Holdings, Ltd.	190,003	673,030
Telstra Corp., Ltd.	1,533,967	4,763,307
Wesfarmers, Ltd.	94,489	3,238,162
Westpac Banking Corp.	76,666	1,839,077
Woodside Petroleum, Ltd.	34,447	1,519,521
Woolworths, Ltd.	26,181	780,708
		39,045,433
Austria - 0.64%
IMMOFINANZ AG (I)(L)	149,235	636,068
OMVAG	65,017	2,840,706
Raiffeisen Bank International AG (L)	15,581	801,932
Voestalpine AG (L)	18,205	1,004,928
		5,283,634
Belgium - 0.74%
Ageas	302,449	820,152
Belgacom SA	40,624	1,451,334
Colruyt SA	22,510	1,125,864
Delhaize Group SA	7,213	540,793
Dexia SA (I)(L)	177,735	553,020
Mobistar SA	9,859	748,604
Umicore SA	15,017	818,507
		6,058,274
Bermuda - 0.03%
Golden Ocean Group, Ltd. (L)	270,168	275,406
Canada - 2.43%
BCE, Inc. (L)	43,200	1,694,047
Canadian National Railway Company	18,500	1,479,693
Canadian Natural Resources, Ltd.	29,300	1,228,264
Canadian Pacific Railway, Ltd.	10,800	673,789
Encana Corp.	166,000	5,125,699
IGM Financial, Inc.	13,700	718,062
Magna International, Inc.	22,800	1,232,848
Metro, Inc. (L)	11,600	577,204
National Bank of Canada (L)	10,935	886,864
Penn West Petroleum, Ltd.	24,200	558,799
Research In Motion, Ltd. (I)	44,800	1,295,064
RONA, Inc.	39,500	491,881
Sun Life Financial, Inc. (Toronto
Stock Exchange) (L)	80,300	2,418,700
Suncor Energy, Inc.	30,300	1,187,558
Yellow Media, Inc. (L)	136,100	338,680
		19,907,152
Denmark - 1.28%
Carlsberg A/S	6,970	758,431

The accompanying notes are an integral part of the financial statements.

126

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
H. Lundbeck A/S	6,852	$180,358
Novo Nordisk A/S	76,064	9,536,392
		10,475,181
Finland - 0.87%
Metso OYJ	23,389	1,328,427
Neste Oil OYJ (L)	44,750	701,536
Nokia OYJ	242,044	1,563,267
Sampo OYJ	23,845	769,894
Stora Enso OYJ, Series R (L)	111,294	1,167,693
UPM-Kymmene OYJ	69,941	1,278,976
YIT OYJ	11,077	276,935
		7,086,728
France - 12.03%
Alcatel-Lucent (I)	311,284	1,797,086
Arkema SA	19,130	1,969,377
BNP Paribas SA	72,575	5,597,381
Casino Guichard Perrachon SA	7,357	693,497
Cie de Saint-Gobain	47,198	3,056,616
Cie Generale d’Optique
Essilor International SA	10,267	832,756
Cie Generale de Geophysique-Veritas (I)	17,835	656,994
Dassault Systemes SA (L)	12,474	1,062,067
France Telecom SA (L)	113,159	2,407,269
L’Oreal SA	10,653	1,383,657
Lagardere SCA	34,641	1,463,669
LVMH Moet Hennessy Louis Vuitton	13,038	2,346,548
Peugeot SA	18,851	843,959
Renault SA	34,222	2,026,138
Rhodia SA	65,511	2,971,615
Sanofi (L)	349,799	28,114,754
Schneider Electric SA	20,017	3,344,279
Societe Generale (L)	32,440	1,922,768
SOITEC (I)(L)	34,557	384,550
Total SA	418,595	24,209,891
Valeo SA (L)	29,373	2,005,527
Vinci SA	32,315	2,070,029
Vivendi SA	189,156	5,260,157
Wendel SA	10,462	1,285,648
Zodiac SA	9,324	811,725
		98,517,957
Germany - 7.73%
Aareal Bank AG (I)	16,381	560,687
Aixtron Bank AG (L)	28,786	982,430
Aurubis AG	26,258	1,707,757
BASF SE	113,098	11,067,805
Bayerische Motoren Werke (BMW) AG	50,788	5,060,841
Bilfinger Berger SE (L)	4,165	411,824
Daimler AG	49,739	3,743,401
Deutsche Lufthansa AG	33,846	737,159
Deutsche Post AG	23,875	458,488
Dialog Semiconductor PLC (I)(L)	20,666	375,591
E.ON AG	393,504	11,170,781
Fresenius SE & Company KGaA	6,421	670,188
GEA Group AG	8,908	318,540
Heidelberger Druckmaschinen AG (I)	46,237	166,296
Infineon Technologies AG	292,613	3,283,453
Kloeckner & Company SE	40,290	1,211,019
Lanxess AG	40,900	3,353,078
Leoni AG	26,630	1,577,456
Man Se, New	13,975	1,879,657
Puma AG Rudolf Dassler Sport	2,520	797,154
RWE AG	20,756	1,148,732
Salzgitter AG	18,459	1,407,578
SAP AG	40,438	$2,445,776
Siemens AG	23,640	3,245,887
Software AG	22,984	1,377,006
Suedzucker AG	43,158	1,533,615
Symrise AG	26,477	843,481
ThyssenKrupp AG	17,860	926,492
Volkswagen AG	4,450	817,587
		63,279,759
Greece - 0.43%
Alpha Bank AE (I)	128,798	650,890
National Bank of Greece SA (I)	114,503	822,688
OPAP SA	105,455	1,647,732
Public Power Corp. SA	26,207	376,036
		3,497,346
Hong Kong - 1.57%
CLP Holdings, Ltd.	324,096	2,877,085
Esprit Holdings, Ltd.	294,630	917,788
Hong Kong & China Gas Company, Ltd.	469,720	1,068,829
Hutchison Whampoa, Ltd.	186,000	2,016,610
Pacific Basin Shipping, Ltd.	1,470,000	841,477
Power Assets Holdings, Ltd.	362,646	2,735,342
Swire Pacific, Ltd.	99,000	1,462,361
Yue Yuen Industrial Holdings, Ltd.	292,782	933,910
		12,853,402
Ireland - 0.92%
C&C Group PLC	92,420	480,962
CRH PLC	173,163	3,834,572
DCC PLC (Chi-X Europe)	29,914	852,215
Experian PLC	44,397	565,434
Kerry Group PLC	43,942	1,817,010
		7,550,193
Israel - 0.32%
Bezek Israeli Telecommunications Corp., Ltd.	294,650	745,699
Discount Investment Corp.	10,475	153,076
Israel Chemicals, Ltd.	56,365	899,700
Makhteshim-Agan Industries, Ltd. (I)	141,154	789,311
		2,587,786
Italy - 5.79%
BGP Holdings PLC	2,126,418	3
Enel SpA (L)	2,232,550	14,582,555
Eni SpA	811,342	19,234,064
Finmeccanica SpA	42,121	509,751
Fondiaria-Sai SpA (I)(L)	90,614	358,809
Italcementi SpA - RSP	34,167	151,621
Mediaset SpA	117,863	554,144
Recordati SpA	50,560	556,146
Saipem SpA	51,717	2,670,073
Snam Rete Gas SpA	275,666	1,631,948
Telecom Italia SpA	1,342,800	1,868,479
Telecom Italia SpA	1,954,365	2,274,485
Terna Rete Elettrica Nazionale SpA	299,265	1,390,658
UniCredit SpA	778,402	1,646,422
		47,429,158
Japan - 22.93%
Advance Residence Investment Corp.	329	690,081
AEON Company, Ltd.	113,500	1,369,891
Aiful Corp. (I)(L)	258,850	372,296
Aisin Seiki Company, Ltd.	18,800	727,978
Alps Electric Company, Ltd.	165,054	1,681,239
Anritsu Corp. (L)	91,000	797,641
Asahi Diamond Industrial Company, Ltd.	30,000	656,516

The accompanying notes are an integral part of the financial statements.

127

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Asahi Kasei Corp.	131,000	$884,564
Astellas Pharma, Inc.	100,026	3,867,726
Calsonic Kansei Corp.	123,000	742,335
Canon, Inc.	23,400	1,115,872
Circle K Sunkus Company, Ltd.	16,900	264,282
Cosmo Oil Company, Ltd.	215,000	610,989
CSK Corp. (I)(L)	108,400	438,816
CyberAgent, Inc.	403	1,411,955
Daikyo, Inc. (I)	369,000	627,982
Dainippon Screen
Manufacturing Company, Ltd.	219,000	1,866,484
Daito Trust Construction Company, Ltd.	60,100	5,104,159
Dena Company, Ltd.	49,000	2,113,230
Don Quijote Company, Ltd.	32,200	1,120,806
Eisai Company, Ltd. (L)	37,220	1,453,691
Electric Power Development Company, Ltd.	18,900	510,484
FANUC Corp.	22,100	3,685,211
Fast Retailing Company, Ltd.	10,000	1,619,169
Fuji Heavy Industries, Ltd.	243,884	1,894,970
Gunze, Ltd.	124,000	422,403
Hanwa Company, Ltd.	119,000	527,570
Haseko Corp. (I)	1,005,000	727,903
Hikari Tsushin, Inc.	19,100	452,145
Hitachi, Ltd.	834,000	4,930,003
Honda Motor Company, Ltd.	95,988	3,699,722
Hosiden Corp.	37,000	337,313
Inpex Corp.	189	1,395,336
Isuzu Motors, Ltd.	222,000	1,052,020
ITOCHU Corp.	247,100	2,570,378
JFE Holdings, Inc.	44,900	1,235,497
JX Holdings, Inc.	1,000,500	6,756,225
K’s Holding Corp.	42,700	1,852,154
Kajima Corp.	595,000	1,707,556
Kakaku.com, Inc.	116	816,443
Kao Corp.	119,450	3,139,243
Kawasaki Kisen Kaisha, Ltd.	382,000	1,336,318
KDDI Corp.	547	3,935,721
Kobe Steel, Ltd.	146,000	332,177
Komatsu, Ltd.	149,100	4,638,983
Konami Corp.	33,977	806,153
Lawson, Inc.	12,400	651,250
Leopalace21 Corp. (I)(L)	184,500	262,566
Makino Milling Machine Company, Ltd.	69,000	642,262
Marubeni Corp.	279,176	1,855,455
Marui Company, Ltd.	90	682
Mazda Motor Corp. (I)	594,512	1,568,034
Mitsubishi Chemical Holdings Corp.	299,000	2,121,038
Mitsubishi Corp.	35,005	877,048
Mitsubishi Electric Corp.	189,000	2,194,982
Mitsubishi UFJ Lease &
Finance Company, Ltd.	25,990	1,005,198
Mitsui & Company, Ltd.	100,300	1,734,498
Mitsui Mining & Smelting Company, Ltd.	297,000	1,002,935
Mitsui O.S.K. Lines, Ltd.	185,000	995,555
Mizuho Financial Group, Inc.	1,461,600	2,409,614
Murata Manufacturing Company, Ltd.	12,000	801,614
Net One Systems Company, Ltd.	227	438,135
NICHIREI Corp.	145,000	620,157
Nintendo Company, Ltd.	5,200	979,268
Nippon Chemi-Con Corp.	105,000	661,785
Nippon Light Metal Company, Ltd.	607,000	1,253,436
Nippon Steel Corp.	389,000	1,262,394
Nippon Telegraph & Telephone Corp.	101,200	4,920,895
Nippon Yakin Kogyo Company, Ltd. (I)	89,500	242,360
Nippon Yusen Kabushiki Kaisha	378,000	1,407,366
Nipro Corp.	15,500	$281,334
Nissan Motor Company, Ltd.	312,700	3,282,496
Nisshinbo Holdings, Inc.	53,000	504,353
Nitori Holdings Company, Ltd.	13,700	1,301,846
Nitto Denko Corp.	34,400	1,747,376
Nomura Research Institute, Ltd.	15,000	328,317
NTT DoCoMo, Inc.	2,835	5,057,478
Obayashi Corp.	191,000	832,913
OKUMA Corp.	90,000	856,952
Omron Corp.	8,400	233,478
Ono Pharmaceutical Company, Ltd.	9,900	528,480
ORIX Corp.	25,560	2,486,475
Osaka Gas Company, Ltd.	497,880	1,891,125
Pioneer Corp. (I)	170,400	765,002
Point, Inc.	16,940	739,169
Promise Company, Ltd. (I)	74,900	638,462
Resona Holdings, Inc.	894,800	4,213,815
Ricoh Company, Ltd. (L)	104,000	1,153,825
Round One Corp.	110,300	944,429
Ryohin Keikaku Company, Ltd.	18,500	887,564
Sankyo Company, Ltd.	29,100	1,503,963
Sawai Pharmaceutical Company, Ltd.	6,500	685,651
Secom Company, Ltd.	24,500	1,176,598
Sega Sammy Holdings, Inc.	64,600	1,251,203
Seven & I Holdings Company, Ltd.	27,200	731,731
Shimamura Company, Ltd.	7,200	688,509
Showa Shell Sekiyu KK (L)	101,600	942,847
Softbank Corp.	70,200	2,658,808
Sojitz Corp.	808,900	1,517,505
Sumitomo Corp.	299,800	4,086,293
Sumitomo Osaka Cement Company, Ltd.	114,000	320,627
Taiheiyo Cement Corp. (L)	1,200,000	2,547,004
Taisei Corp.	680,000	1,558,765
Taisho Pharmaceuticals Company, Ltd.	28,210	635,994
Takeda Pharmaceutical Company, Ltd.	224,911	10,402,348
Takefuji Corp. (I)	62,930	782
The Bank of Yokohama, Ltd.	64,000	320,043
Toho Zinc Company, Ltd.	121,000	593,053
Tokyo Gas Company, Ltd.	185,603	839,604
Tokyo Steel Manufacturing Company, Ltd.	93,600	987,864
Tokyo Tatemono Company, Ltd.	284,000	1,035,495
TonenGeneral Sekiyu KK (L)	84,867	1,043,514
Tosoh Corp.	203,000	815,922
Toyo Engineering Corp.	92,000	367,316
Toyota Motor Corp.	129,600	5,456,523
Toyota Tsusho Corp.	111,700	1,914,368
UNY Company, Ltd.	146,700	1,365,722
USS Company, Ltd.	9,290	720,622
Yahoo! Japan Corp.	2,077	715,022
Yamada Denki Company, Ltd.	32,670	2,665,140
Zeon Corp.	144,000	1,349,625
		187,781,507
Netherlands - 4.27%
ASML Holding NV	23,658	871,621
CSM	35,002	1,177,533
Heineken NV	5,827	350,476
ING Groep NV (I)	610,246	7,527,566
Koninklijke BAM Groep NV	178,647	1,118,196
Koninklijke DSM NV	6,745	437,767
Royal Dutch Shell PLC (London
Stock Exchange)	360,522	12,846,217
Royal Dutch Shell PLC, B Shares	279,650	9,982,466
Wereldhave NV	6,003	611,044
		34,922,886

The accompanying notes are an integral part of the financial statements.

128

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
New Zealand - 0.46%
Fletcher Building, Ltd. (New
Zealand Exchange)	162,820	$1,164,775
Telecom Corp. of New Zealand, Ltd.	1,263,388	2,563,116
		3,727,891
Portugal - 0.06%
Jeronimo Martins SGPS SA	25,892	497,393
Singapore - 2.06%
CapitaCommercial Trust	362,000	428,414
Cosco Corp. Singapore, Ltd.	476,000	759,704
Ezra Holdings, Ltd.	415,000	505,704
Genting Singapore PLC (I)	700,000	1,104,592
Golden Agri-Resources, Ltd.	5,096,000	2,832,062
Neptune Orient Lines, Ltd.	146	183
Oversea-Chinese Banking Corp., Ltd.	79,899	609,708
SembCorp Marine, Ltd.	581,426	2,519,115
Singapore Exchange, Ltd.	292,000	1,792,563
Singapore Press Holdings, Ltd.	400,000	1,271,372
Singapore Telecommunications, Ltd. (Board
Lot 10)	1,316,210	3,389,684
Suntec Real Estate Investment Trust	790,000	965,607
Swiber Holdings, Ltd. (I)	464,000	274,990
Venture Corp., Ltd.	60,000	417,755
		16,871,453
Spain - 3.16%
Banco Popular Espanol SA (L)	300,927	1,693,736
Banco Santander SA (I)	369,644	4,265,120
Fomento de Construcciones
y Contratas SA (L)	7,677	234,079
Gas Natural SDG SA	114,556	2,401,756
Iberdrola SA	300,874	2,677,782
Inditex SA	27,586	2,519,067
Repsol YPF SA (L)	145,963	5,067,661
Telefonica SA	287,488	7,030,216
		25,889,417
Sweden - 2.39%
Alfa Laval AB	32,903	709,065
Atlas Copco AB, Series A	131,510	3,462,037
Boliden AB	87,276	1,613,330
Hennes & Mauritz AB, B Shares	68,019	2,344,204
NCC AB	39,161	890,935
Sandvik AB	47,351	830,264
Skandinaviska Enskilda Banken AB, Series A	145,671	1,190,748
SKF AB, B Shares	42,981	1,243,605
Swedbank AB, Class A	206,770	3,472,870
Trelleborg AB, Series B	147,780	1,640,688
Volvo AB, Series B	126,069	2,202,555
		19,600,301
Switzerland - 5.27%
Cie Financiere Richemont SA	64,324	4,212,121
Clariant AG (I)	54,462	1,041,041
Nestle SA	137,354	8,536,449
Novartis AG	246,365	15,091,695
Roche Holdings AG	23,765	3,975,862
STMicroelectronics NV	51,044	508,720
Swisscom AG	2,607	1,194,759
Syngenta AG (I)	3,080	1,039,748
The Swatch Group AG, BR Shares	3,509	1,770,413
Wolseley PLC	87,170	2,843,028
Xstrata PLC	132,589	2,924,090
		43,137,926
United Kingdom - 16.29%
3i Group PLC	264,199	$1,191,798
Aggreko PLC (I)	52,955	1,639,559
Amlin PLC	95,226	620,681
Antofagasta PLC	55,206	1,235,256
ARM Holdings PLC	301,318	2,849,736
ASOS PLC (I)(L)	15,350	591,297
AstraZeneca PLC	430,156	21,478,423
BAE Systems PLC (I)	92,551	473,126
Barclays PLC	875,527	3,603,851
BG Group PLC (I)	196,622	4,462,444
BHP Billiton PLC	75,235	2,948,871
BP PLC	506,946	3,735,176
British American Tobacco PLC	39,353	1,724,974
BT Group PLC	1,897,717	6,155,525
Burberry Group PLC	154,567	3,593,684
Centrica PLC	99,242	514,973
Cobham PLC	305,639	1,037,224
Cookson Group PLC	70,243	758,214
Diageo PLC	59,927	1,224,436
Dixons Retail PLC (I)(L)	904,737	244,271
Drax Group PLC	176,215	1,423,512
Eurasian Natural Resources Corp.	38,369	481,298
FirstGroup PLC	138,921	760,274
GlaxoSmithKline PLC	1,185,665	25,385,876
Home Retail Group PLC	390,899	1,026,212
IMI PLC	78,899	1,333,493
ITV PLC (I)	346,573	397,403
Kazakhmys PLC	13,219	293,181
Lloyds Banking Group PLC (I)	2,074,812	1,630,311
National Express Group PLC	54,477	221,388
Next PLC	63,445	2,369,436
Petrofac, Ltd.	16,319	396,559
Prudential PLC	105,708	1,221,618
Reckitt Benckiser Group PLC	43,738	2,414,919
Rio Tinto PLC (I)	117,036	8,451,093
Royal Bank of Scotland Group PLC (I)	2,107,809	1,306,586
Scottish & Southern Energy PLC	83,825	1,874,924
Smith & Nephew PLC	134,164	1,431,352
Standard Chartered PLC (I)	83,426	2,192,238
Subsea 7 SA (I)	37,062	948,054
Taylor Wimpey PLC (I)	1,148,278	696,545
The Capita Group PLC	66,642	765,309
The Sage Group PLC	207,161	960,589
The Weir Group PLC	50,813	1,734,744
Travis Perkins PLC (I)	88,306	1,402,482
United Utilities Group PLC	51,173	491,669
Vodafone Group PLC	3,908,932	10,388,498
William Hill PLC	311,595	1,143,403
Yell Group PLC (I)(L)	1,376,389	127,139
		133,353,624
TOTAL COMMON STOCKS (Cost $735,927,623)		$789,629,807

PREFERRED SECURITIES - 1.37%
Germany - 1.37%
Porsche Automobil Holding SE	53,524	4,245,626
ProSiebenSat.1 Media AG (L)	45,201	1,281,387
Volkswagen AG	27,567	5,683,629
		11,210,642
TOTAL PREFERRED SECURITIES (Cost $7,530,958)		$11,210,642

RIGHTS - 0.03%
Banco Popular Espanol SA (Expiration Date:
07/12/2011, Strike Price: EUR 0.043) (I)(L)	300,927	21,819

The accompanying notes are an integral part of the financial statements.

129

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or Principal Amount	Value
RIGHTS (continued)
Fondiaria-Sai SpA (Expiration Date:
07/15/2011; Strike Price: EUR 1.00) (I)(L)	90,614	$227,329
TOTAL RIGHTS (Cost $351,636)		$249,148

SECURITIES LENDING COLLATERAL - 3.98%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	3,255,745	32,583,175
TOTAL SECURITIES LENDING COLLATERAL (Cost $32,582,622)		$32,583,175

SHORT-TERM INVESTMENTS - 1.88%
Money Market Funds - 1.88%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	$15,354,082	$15,354,082
TOTAL SHORT-TERM INVESTMENTS (Cost $15,354,082)		$15,354,082
Total Investments (International Core Trust)
(Cost $791,746,921) - 103.70%		$849,026,854
Other assets and liabilities, net - (3.70%)		(30,275,419)
TOTAL NET ASSETS - 100.00%		$818,751,435

International Growth Stock Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 92.38%
Australia - 6.59%
BHP Billiton, Ltd.	75,656	$3,575,752
Brambles, Ltd.	186,808	1,451,296
Cochlear, Ltd.	17,616	1,359,795
CSL, Ltd.	46,926	1,663,293
QBE Insurance Group, Ltd.	84,588	1,570,379
WorleyParsons, Ltd.	87,926	2,669,727
		12,290,242
Belgium - 1.54%
Anheuser-Busch InBev NV	49,479	2,869,045
Brazil - 2.32%
Banco Bradesco SA, ADR	143,993	2,950,417
Petroleo Brasileiro SA, ADR	44,775	1,373,697
		4,324,114
Canada - 6.00%
Agrium, Inc.	13,879	1,218,739
Canadian National Railway Company	18,780	1,502,088
Canadian Natural Resources, Ltd.	36,780	1,541,827
Cenovus Energy, Inc.	46,537	1,756,386
Encana Corp.	34,770	1,073,618
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	3,653	1,462,033
Suncor Energy, Inc.	42,910	1,681,785
Talisman Energy, Inc.	46,917	963,685
		11,200,161
China - 1.48%
Industrial & Commercial Bank of China, Ltd.	3,615,000	2,767,981
Denmark - 1.67%
Novo Nordisk A/S	24,835	3,113,645
France - 7.22%
BNP Paribas SA	31,774	2,450,585
Cap Gemini SA	37,115	2,174,560
Cie Generale des Etablissements Michelin	15,198	$1,486,434
Danone SA	32,878	2,453,172
Eutelsat Communications SA	28,596	1,286,204
Lafarge SA	20,695	1,318,852
Publicis Groupe SA	18,592	1,037,864
Total SA	21,826	1,262,330
		13,470,001
Germany - 5.58%
Adidas AG	36,620	2,904,696
Bayer AG	18,870	1,517,074
Bayerische Motoren Werke (BMW) AG	20,924	2,085,001
Fresenius Medical Care AG	26,415	1,974,937
SAP AG	31,874	1,927,807
		10,409,515
Hong Kong - 1.50%
Hutchison Whampoa, Ltd.	187,000	2,027,452
Li & Fung, Ltd.	382,000	768,288
		2,795,740
India - 1.20%
Infosys, Ltd., ADR	34,429	2,245,804
Ireland - 2.31%
Shire PLC	84,977	2,652,787
WPP PLC	132,249	1,655,684
		4,308,471
Israel - 1.63%
Teva Pharmaceutical Industries, Ltd., ADR	63,272	3,050,976
Japan - 9.88%
Canon, Inc.	59,500	2,837,366
Denso Corp.	67,400	2,502,472
FANUC Corp.	13,300	2,217,797
Keyence Corp.	6,600	1,871,828
Komatsu, Ltd.	52,000	1,617,888
Nidec Corp.	20,700	1,932,258
Toyota Motor Corp.	52,500	2,210,397
Yamada Denki Company, Ltd.	39,850	3,250,864
		18,440,870
Mexico - 2.97%
America Movil SAB de CV, Series L, ADR	45,616	2,457,790
Fomento Economico Mexicano SAB
de CV, ADR	25,302	1,682,330
Grupo Televisa SA, ADR	56,923	1,400,306
		5,540,426
Netherlands - 3.76%
Koninklijke (Royal) KPN NV	20,243	294,254
Koninklijke Ahold NV	130,273	1,750,547
Royal Dutch Shell PLC, B Shares	67,034	2,392,865
Unilever NV	57,913	1,897,233
Vimpelcom, Ltd., ADR	52,675	672,133
		7,007,032
Russia - 1.13%
Gazprom OAO, ADR (London Exchange) (I)	144,229	2,112,458
Singapore - 2.70%
Keppel Corp., Ltd.	302,200	2,734,388
United Overseas Bank, Ltd.	143,000	2,297,502
		5,031,890
South Korea - 2.90%
Hyundai Mobis	9,255	3,473,108

The accompanying notes are an integral part of the financial statements.

130

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Growth Stock Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
NHN Corp. (I)	10,973	$1,946,540
		5,419,648
Sweden - 3.63%
Kinnevik Investment AB	41,567	922,986
Swedbank AB, Class A	93,089	1,563,505
Telefonaktiebolaget LM Ericsson, B Shares	147,450	2,120,706
Volvo AB, Series B	123,741	2,161,882
		6,769,079
Switzerland - 8.83%
ABB, Ltd. (I)	71,620	1,857,202
Informa PLC	240,120	1,665,322
Julius Baer Group, Ltd. (I)	45,079	1,860,702
Nestle SA	54,090	3,361,653
Novartis AG	50,368	3,085,416
Roche Holdings AG	15,142	2,533,242
Syngenta AG (I)	6,254	2,111,228
		16,474,765
Taiwan - 2.01%
Hon Hai Precision Industry Company, Ltd.	378,000	1,303,876
Taiwan Semiconductor
Manufacturing Company, Ltd. (I)	969,000	2,452,612
		3,756,488
Turkey - 0.63%
Akbank AS	255,951	1,183,097
United Kingdom - 14.90%
BG Group PLC (I)	110,885	2,516,596
British American Tobacco PLC	57,349	2,513,799
Centrica PLC	455,489	2,363,562
Compass Group PLC (I)	372,025	3,588,656
Imperial Tobacco Group PLC (I)	103,696	3,447,720
International Power PLC	343,557	1,773,908
Kingfisher PLC	399,239	1,712,209
Next PLC	50,262	1,877,100
Reed Elsevier PLC	242,802	2,208,137
Smith & Nephew PLC	160,335	1,710,562
Tesco PLC	354,362	2,288,641
Vodafone Group PLC	678,696	1,803,724
		27,804,614
TOTAL COMMON STOCKS (Cost $157,225,133)		$172,386,062

SHORT-TERM INVESTMENTS - 7.10%
Money Market Funds - 7.10%
State Street Institutional Liquid Reserves
Fund, 0.1511% (Y)	$13,245,106	$13,245,106
TOTAL SHORT-TERM INVESTMENTS (Cost $13,245,106)		$13,245,106
Total Investments (International Growth Stock Trust)
(Cost $170,470,239) - 99.48%		$185,631,168
Other assets and liabilities, net - 0.52%		966,112
TOTAL NET ASSETS - 100.00%		$186,597,280

International Opportunities Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 97.33%
Argentina - 1.92%
Arcos Dorados Holdings, Inc., Class A	174,531	$3,680,859
MercadoLibre, Inc.	69,398	5,506,037
		9,186,896
Belgium - 1.50%
Anheuser-Busch InBev NV	123,948	7,187,138
Brazil - 6.10%
Anhanguera Educacional Participacoes SA	145,000	3,086,470
BR Malls Participacoes SA	590,400	6,752,725
OGX Petroleo e Gas Participacoes SA (I)	2,076,200	19,409,707
		29,248,902
Canada - 5.13%
Canadian National Railway Company	149,174	11,919,003
Imax Corp. (I)	77,397	2,509,985
Pacific Rubiales Energy Corp.	380,381	10,195,291
		24,624,279
China - 4.39%
Baidu, Inc., ADR (I)	36,504	5,115,306
CNOOC, Ltd.	2,249,500	5,296,363
SINA Corp. (I)	50,280	5,234,148
Youku.com, Inc., ADR (I)	156,907	5,389,755
		21,035,572
Denmark - 3.18%
Novo Nordisk A/S	85,691	10,743,360
Novozymes A/S, B Shares	27,687	4,504,579
		15,247,939
France - 4.93%
Pernod-Ricard SA	54,030	5,325,861
Publicis Groupe SA	95,204	5,314,588
Schneider Electric SA	77,779	12,994,688
		23,635,137
Germany - 8.27%
Adidas AG	63,751	5,056,725
BASF SE	130,636	12,784,079
Commerzbank AG	2,246,841	9,661,657
Siemens AG	52,184	7,165,117
ThyssenKrupp AG	96,142	4,987,393
		39,654,971
Hong Kong - 7.25%
China Unicom, Ltd.	4,926,000	9,987,666
Hang Lung Properties, Ltd.	1,663,000	6,909,703
Hong Kong Exchanges & Clearing, Ltd.	331,734	6,988,130
Li & Fung, Ltd.	5,424,000	10,908,887
		34,794,386
India - 1.65%
ICICI Bank, Ltd., ADR	160,464	7,910,875
Ireland - 0.16%
Experian PLC	61,909	788,464
Japan - 15.69%
Canon, Inc.	202,900	9,675,658
Dena Company, Ltd.	148,100	6,387,129
FANUC Corp.	51,100	8,521,009
Honda Motor Company, Ltd.	369,100	14,226,439
Komatsu, Ltd.	226,000	7,031,590
Marubeni Corp.	1,309,000	8,699,854
Sumitomo Realty &
Development Company, Ltd.	413,000	9,233,478
Toshiba Corp.	939,000	4,969,613

The accompanying notes are an integral part of the financial statements.

131

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Yamada Denki Company, Ltd.	79,600	$6,493,576
		75,238,346
Luxembourg - 1.70%
Millicom International Cellular SA	78,537	8,148,214
Netherlands - 6.40%
ASML Holding NV	331,591	12,216,651
LyondellBasell Industries NV, Class A	242,885	9,355,930
Sensata Technologies Holding NV (I)	242,694	9,137,429
		30,710,010
Singapore - 1.99%
Genting Singapore PLC (I)	6,060,000	9,562,614
Spain - 3.19%
CaixaBank	760,683	5,306,283
Inditex SA	109,429	9,992,712
		15,298,995
Switzerland - 10.92%
Julius Baer Group, Ltd. (I)	236,212	9,749,996
Nestle SA	170,948	10,624,291
Roche Holdings AG	59,718	9,990,764
The Swatch Group AG, BR Shares	28,545	14,401,951
Xstrata PLC	343,712	7,580,152
		52,347,154
Taiwan - 1.95%
Taiwan Semiconductor Manufacturing
Company, Ltd., ADR	740,688	9,340,076
United Kingdom - 8.79%
ARM Holdings PLC	737,677	6,976,632
Barclays PLC	2,431,718	10,009,457
Reed Elsevier PLC	313,660	2,852,548
Rolls-Royce Holdings PLC (I)	594,329	6,152,824
Standard Chartered PLC (I)	381,452	10,023,656
Tullow Oil PLC	307,908	6,128,245
		42,143,362
United States - 2.22%
Citigroup, Inc.	255,661	10,645,724
TOTAL COMMON STOCKS (Cost $420,547,623)		$466,749,054

RIGHTS - 0.01%
Spain - 0.01%
CaixaBank (Expiration Date: 07/15/2011,
Strike Price: EUR 0.046) (I)	760,683	57,361
TOTAL RIGHTS (Cost $57,391)		$57,361

SHORT-TERM INVESTMENTS - 3.53%
Money Market Funds - 3.53%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	$16,905,787	$16,905,787
TOTAL SHORT-TERM INVESTMENTS (Cost $16,905,787)		$16,905,787
Total Investments (International Opportunities Trust)
(Cost $437,510,801) - 100.87%		$483,712,202
Other assets and liabilities, net - (0.87%)		(4,166,423)
TOTAL NET ASSETS - 100.00%		$479,545,779

International Small Company Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 99.41%
Australia - 8.02%
Acrux, Ltd.	36,231	$132,016
Adamus Resources, Ltd. (I)	29,271	17,783
Adelaide Brighton, Ltd.	38,741	128,741
Aditya Birla Minerals, Ltd. (I)	16,006	26,342
AED Oil, Ltd. (I)	17,758	2,000
AJ Lucas Group, Ltd. (I)	6,337	9,176
Alesco Corp., Ltd.	8,274	24,242
Alkane Resources, Ltd. (I)	4,321	10,051
Alliance Resources, Ltd. (I)	22,348	4,558
Amalgamated Holdings, Ltd.	8,898	55,368
Ansell, Ltd.	11,256	171,387
Anvil Mining, Ltd. (I)	16,700	105,971
APA Group, Ltd.	817	3,570
APN News & Media, Ltd.	27,123	38,336
Arafura Resources, Ltd. (I)	20,511	16,240
ARB Corp., Ltd.	8,300	67,496
Aristocrat Leisure, Ltd.	27,834	72,567
ASG Group, Ltd. (I)	14,304	15,212
Aurora Oil and Gas, Ltd. (I)	34,600	130,731
Ausdrill, Ltd.	37,368	133,444
Ausenco, Ltd. (I)	7,289	22,358
Austal, Ltd.	12,187	36,406
Austar United Communications, Ltd. (I)	68,790	99,327
Austbrokers Holdings, Ltd (I)	4,308	29,361
Austin Engineering, Ltd.	7,179	37,332
Australian Agricultural Company, Ltd. (I)	12,266	18,249
Australian Infrastructure Fund	56,281	116,260
Australian Worldwide Exploration, Ltd. (I)	36,008	49,383
Automotive Holdings Group	35,542	85,165
Avexa, Ltd. (I)	96,403	4,355
Bandanna Energy Ltd. (I)	12,747	25,510
Bank of Queensland, Ltd.	1,731	15,207
Beach Energy, Ltd.	118,648	117,051
Beadell Resources, Ltd. (I)	52,180	47,812
Billabong International, Ltd.	8,412	54,432
Biota Holdings, Ltd. (I)	13,694	14,022
Blackmores, Ltd.	1,430	41,047
Boart Longyear Group	36,330	155,944
Bow Energy, Ltd. (I)	27,753	27,049
Bradken, Ltd.	12,037	103,419
Brickworks, Ltd.	1,798	19,693
BT Investment Management, Ltd.	3,141	8,424
Buru Energy, Ltd. (I)	31,343	22,074
Cabcharge Australia, Ltd.	9,047	50,069
Cape Lambert Iron Ore, Ltd. (I)	61,857	29,625
Cardno, Ltd.	2,721	15,738
Carnarvon Petroleum, Ltd. (I)	44,251	8,335
Carsales.com.au, Ltd.	7,284	36,805
Catalpa Resources, Ltd. (I)	11,586	16,901
Cellestis, Ltd.	5,129	17,508
Centamin Egypt, Ltd. (I)	88,755	179,737
Centrex Metals, Ltd. (I)	12,831	4,412
Chandler Macleod, Ltd.	23,343	10,738
Citigold Corp., Ltd. (I)	12,839	1,023
Clough, Ltd. (I)	20,047	15,280
Coal of Africa, Ltd. (I)	28,467	33,059
Coalspur Mines, Ltd. (I)	22,551	47,415
Cockatoo Coal, Ltd. (I)	84,085	33,510
Coffey International, Ltd. (I)	14,374	9,176
Compass Resources, Ltd. (I)	15,577	2,506
ConnectEast Group	224,097	110,804
Conquest Mining, Ltd. (I)	36,248	16,205
Consolidated Media Holdings, Ltd.	18,638	52,220
Crescent Gold, Ltd. (I)	147,158	8,886
CSG, Ltd.	23,845	25,548

The accompanying notes are an integral part of the financial statements.

132

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
CSR, Ltd.	40,665	$126,950
CuDeco, Ltd. (I)	8,580	29,604
Cue Energy Resources, Ltd. (I)	5,000	1,422
Customers, Ltd.	7,612	6,134
Deep Yellow, Ltd. (I)	57,118	9,228
Devine, Ltd.	33,869	9,079
Discovery Metals, Ltd. (I)	22,724	29,539
Duet Group	72,130	131,728
Duluxgroup, Ltd.	21,139	63,790
DWS Advanced Business Solutions, Ltd.	12,684	17,980
Dyesol, Ltd. (I)	14,530	7,508
Eastern Star Gas, Ltd. (I)	49,270	32,159
Elders, Ltd. (I)	48,521	19,359
Emeco Holdings, Ltd.	61,822	75,557
Energy World Corp., Ltd. (I)	75,962	40,737
Envestra, Ltd.	78,410	58,121
Extract Resources, Ltd. (I)	4,428	37,595
Fantastic Holdings, Ltd.	4,687	10,009
FKP Property Group, Ltd.	71,930	54,042
Fleetwood Corp., Ltd.	4,841	58,885
FlexiGroup, Ltd.	15,968	35,560
Flight Centre, Ltd. (L)	6,735	156,507
Flinders Mines, Ltd. (I)	102,814	13,322
Gascoyne Resources, Ltd. (I)	2,573	663
Gindalbie Metals, Ltd. (I)(L)	34,078	30,715
Goodman Fielder, Ltd.	147,951	168,449
GrainCorp., Ltd.	12,585	112,581
Grange Resources Corp., Ltd. (I)	132,454	75,121
Great Southern Plantations, Ltd. (I)	49,118	0
Gryphon Minerals, Ltd. (I)	15,128	29,542
GUD Holdings, Ltd.	5,844	57,101
Gujarat NRE Coking Coal, Ltd. (I)	3,510	1,625
Gunns, Ltd. (I)	91,122	26,628
GWA International, Ltd.	26,498	78,241
Hastie Group, Ltd. (I)	24,923	3,757
Hillgrove Resources Ltd. (I)	71,641	19,792
Hills Industries, Ltd.	29,039	37,304
Horizon Oil, Ltd. (I)	90,132	32,488
Icon Energy, Ltd. (I)	53,263	7,720
iiNET, Ltd.	7,036	19,730
Imdex, Ltd.	15,820	36,520
IMFAustralia, Ltd.	10,109	16,739
Independence Group NL	16,822	101,919
Indophil Resources NL (I)	145,281	58,597
Industrea, Ltd.	28,662	41,527
Infigen, Ltd. (I)	81,696	30,801
Integra Mining, Ltd. (I)	58,809	27,905
International Ferro Metals, Ltd. (I)	24,339	6,346
Intrepid Mines, Ltd. (I)	38,954	59,581
Invocare, Ltd.	9,175	75,788
IOOF Holdings, Ltd.	24,446	173,786
Iress Market Technology, Ltd.	8,667	83,925
iSOFT Group Ltd. (I)	65,826	11,303
Ivanhoe Australia, Ltd. (I)	6,152	15,886
JB Hi-Fi, Ltd. (L)	6,805	125,141
Kagara Zinc, Ltd. (I)	48,216	29,725
Karoon Gas Australia, Ltd. (I)	6,513	36,714
Kingsgate Consolidated, Ltd.	10,049	86,517
Linc Energy, Ltd.	22,798	70,532
M2 Telecommunications Group, Ltd.	10,638	37,511
Macmahon Holdings, Ltd. (I)	67,462	40,696
Matrix Composites & Engineering, Ltd.	1,943	15,095
Mcmillan Shakespeare, Ltd.	4,446	45,699
McPherson’s, Ltd.	6,941	22,597
Medusa Mining, Ltd.	14,817	105,173
Mermaid Marine Australia, Ltd.	14,850	$50,981
Mesoblast, Ltd. (I)	11,056	102,468
Metals X, Ltd. (I)	159,375	43,666
Minara Resources, Ltd.	38,702	31,025
Mincor Resources NL	19,890	19,429
Mineral Deposits, Ltd. (I)	4,722	28,794
Mineral Resources, Ltd.	6,043	74,623
Mirabela Nickel, Ltd. (I)(L)	38,240	72,117
Molopo Australia, Ltd. (I)	5,287	4,321
Monadelphous Group, Ltd.	5,137	101,853
Mortgage Choice, Ltd.	13,052	17,400
Mount Gibson Iron, Ltd. (I)	10,942	21,726
Murchison Metals, Ltd. (I)(L)	28,318	24,840
Myer Holdings, Ltd.	47,502	134,727
Navitas, Ltd.	65,859	285,900
Nexus Energy, Ltd. (I)	112,125	39,793
NIB Holdings, Ltd. (I)	43,000	66,710
Nido Petroleum, Ltd. (I)	140,525	7,247
Norton Gold Fields, Ltd. (I)	60,831	9,139
NRW Holdings, Ltd.	18,377	55,226
Nufarm, Ltd. (I)	8,958	43,313
Oakton, Ltd.	7,538	16,920
OrotonGroup, Ltd.	5,244	43,431
Otto Energy, Ltd. (I)	63,569	6,015
Pacific Brands, Ltd.	68,225	51,097
Pan Pacific Petroleum NL (I)	39,039	5,860
PaperlinX, Ltd. (I)	67,848	11,646
Peet & Company, Ltd.	9,595	15,071
Perilya, Ltd. (I)	40,946	28,125
Perpetual Trust of Australia, Ltd.	2,322	62,114
Perseus Mining, Ltd. (I)	37,732	106,388
Pharmaxis, Ltd. (I)	19,037	17,214
Photon Group, Ltd. (I)	90,032	3,864
Platinum Australia, Ltd. (I)	36,360	15,273
PMP, Ltd.	32,750	21,773
Port Bouvard, Ltd. (I)	24,303	1,458
Premier Investments, Ltd.	4,278	27,962
Primary Health Care, Ltd.	38,104	140,719
Prime Retirement & Aged
Care Property Trust (I)	14,396	741
Programmed Maintenance Services, Ltd.	12,923	30,583
Ramelius Resources, Ltd.	2,953	4,074
REA Group, Ltd.	12,806	163,541
Reckon, Ltd.	17,119	41,997
Redflex Holdings, Ltd.	3,279	6,177
Regis Resources, Ltd. (I)	21,459	57,307
Resolute Mining, Ltd. (I)	56,262	70,987
Resource Generation, Ltd. (I)	9,069	7,329
Retail Food Group, Ltd.	5,468	14,134
Ridley Corp., Ltd.	32,485	42,879
Roc Oil Company, Ltd. (I)	64,961	22,397
SAI Global, Ltd.	15,526	79,102
Sally Malay Mining, Ltd.	21,653	40,817
Sandfire Resources Nl (I)	5,955	45,336
Saracen Mineral Holdings, Ltd. (I)	15,052	8,657
Sedgman, Ltd.	12,987	25,866
ServCorp, Ltd.	5,074	15,509
Sigma Pharmaceuticals, Ltd.	207,664	118,298
Silex Systems, Ltd. (I)	7,499	23,567
Silver Lake Resources, Ltd. (I)	20,261	43,563
Sirtex Medical, Ltd.	2,941	15,474
Skilled Group, Ltd. (I)	2,882	6,929
SMS Management & Technology, Ltd.	7,356	49,838
Southern Cross Media Group, Ltd.	75,355	126,134
Spark Infrastructure Group (S)	94,859	131,418

The accompanying notes are an integral part of the financial statements.

133

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Specialty Fashion Group, Ltd.	12,034	$11,391
Spotless Group, Ltd.	11,579	29,058
St. Barbara, Ltd. (I)	30,394	64,013
Straits Metals, Ltd. (I)	26,265	22,566
Strike Resources, Ltd. (I)	14,267	3,822
STW Communications Group, Ltd.	23,084	25,578
Sundance Resources, Ltd. (I)	208,144	76,341
Super Cheap Auto Group, Ltd.	11,052	83,004
Talent2 International, Ltd. (I)	3,808	6,077
Technology One, Ltd.	17,402	19,073
Ten Network Holdings, Ltd.	43,938	50,077
TFS Corp., Ltd.	19,836	18,845
Thakral Holdings Group, Ltd.	84,502	48,974
The Reject Shop, Ltd.	2,561	32,139
Tiger Resources, Ltd. (I)	50,647	24,537
Tox Free Solutions, Ltd.	8,380	19,062
TPG Telecom, Ltd.	108,688	196,303
Transfield Services, Ltd.	40,071	144,640
Transpacific Industries Group, Ltd. (I)	18,498	16,217
Troy Resources NL	6,603	24,740
UXC, Ltd. (I)	17,598	10,859
Village Roadshow, Ltd. (I)	27,942	122,605
Virgin Blue Holdings, Ltd. (I)	359,466	108,013
Watpac, Ltd.	11,170	16,691
Webjet, Ltd.	10,889	23,345
Western Areas NL	10,130	64,419
White Energy Company, Ltd. (I)	9,845	19,424
Wide Bay Australia, Ltd.	607	5,543
Windimurra Vanadium, Ltd. (I)	26,337	0
Wotif.com Holdings, Ltd.	6,934	34,965
		10,448,109
Austria - 0.79%
Austriamicrosystems AG	1,784	88,276
BWT AG	474	12,619
CA Immobilien Anlagen AG (I)	722	13,103
Cat Oil AG	3,036	29,946
EVN AG (L)	1,566	27,139
Flughafen Wien AG	1,080	54,930
Frauenthal Holdings AG	179	2,920
Intercell AG (I)	3,233	13,300
Mayr-Melnhof Karton AG	491	57,932
Oesterreichische Post AG	4,652	149,765
Palfinger AG	1,137	41,062
RHI AG	2,979	89,843
S&T System Integration & Technology
Distribution AG (I)	495	1,884
Schoeller-Bleckmann Oilfield
Equipment AG	1,435	124,274
Strabag SE	603	17,923
Wienerberger Baustoffindustrie AG	8,352	153,661
Zumtobel AG	5,975	156,831
		1,035,408
Belgium - 1.34%
Ackermans & Van Haaren NV	1,939	188,372
AGFA Gevaert NV (I)	10,039	29
AGFA Gevaert NV (I)	40,153	179,781
Arseus NV	1,641	27,010
Banque Nationale de Belgique	9	40,938
Barco NV	780	57,736
Compagnie d’Entreprises CFE	687	49,802
Compagnie Maritime Belge SA	1,387	37,664
D’ieteren SA	4,540	310,586
Deceuninck Plastics NV (I)	7,720	20,819
Devgen (I)	964	$8,947
Econocom Group SA	1,236	27,257
Elia System Operator SA (I)	534	261
Elia System Operator SA/NV	2,673	114,137
Euronav NV (I)	2,340	31,718
EVS Broadcast Equipment SA	811	54,898
Exmar NV	836	7,516
Galapagos NV (I)	2,443	29,861
Gimv NV	22	1,401
Kinepolis Group NV	719	53,478
Melexis NV	1,922	35,092
Nyrstar (I)	19,549	200,462
Omega Pharma SA	2,269	116,775
Sipef SA	356	36,009
Tessenderlo Chemie (I)	61	28
Tessenderlo Chemie NV	1,300	56,030
ThromboGenics NV (I)	1,612	43,258
Van De Velde NV	356	20,229
		1,750,094
Bermuda - 0.63%
Catlin Group, Ltd.	29,902	192,777
CSI Properties, Ltd (I)	520,000	17,426
Dockwise, Ltd. (I)	1,556	42,793
Golden Ocean Group, Ltd.	34,000	34,659
Hardy Underwriting Bermuda, Ltd.	3,161	14,159
Hiscox, Ltd.	23,931	160,899
Katanga Mining, Ltd. (I)(L)	113,150	195,926
Lancashire Holdings, Ltd.	13,824	144,777
Neway Group Holdings, Ltd.	760,000	16,828
		820,244
Canada - 11.45%
5N Plus, Inc. (I)	2,100	19,575
Aastra Technologies, Ltd	2,000	39,235
Absolute Software Corp. (I)	3,900	17,186
Advantage Oil & Gas, Ltd. (I)	19,300	152,887
Aecon Group, Inc.	5,300	44,403
AG Growth International, Inc.	1,400	66,483
AGF Management, Ltd.	5,300	102,818
Akita Drilling, Ltd.	1,500	18,275
Alacer Gold Corp. (I)	27,066	226,754
Alamos Gold, Inc.	6,700	110,943
Alexco Resource Corp. (I)	4,800	34,490
Algonquin Power & Utilities Corp.	6,600	39,075
Alliance Grain Traders, Inc.	318	8,507
Altagas, Ltd.	5,500	146,845
Alterra Power Corp. (I)	15,708	11,564
Altius Minerals Corp. (I)	3,100	37,221
Anderson Energy, Ltd. (I)	8,700	7,217
Angle Energy, Inc. (I)	5,300	55,118
Antrim Energy, Inc. (I)	15,500	17,678
Argosy Energy, Inc. (I)	26	78
Astral Media, Inc.	4,649	179,896
Atlantic Power Corp.	5,100	77,258
Atrium Innovations, Inc. (I)	3,300	54,233
ATS Automation Tooling Systems, Inc. (I)	8,247	65,928
Augusta Resource Corp. (I)	9,500	43,833
Aura Minerals, Inc. (I)	10,300	21,359
Aurico Gold Incaurico Gold Inc (I)	12,500	137,384
Aurizon Mines, Ltd. (I)	14,000	78,387
Avalon Rare Metals, Inc. (I)(L)	5,100	35,430
B2Gold Corp. (I)	16,306	55,117
Bankers Petroleum, Ltd. (I)	24,300	173,346
Bellatrix Exploration, Ltd. (I)	3,906	18,387

The accompanying notes are an integral part of the financial statements.

134

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Bioteq Environment Technologies, Inc. (I)	500	$358
Birch Mountain Resources, Ltd. (I)	9,200	18
Birchcliff Energy, Ltd. (I)	9,700	130,949
Black Diamond Group, Ltd.	1,375	44,909
BlackPearl Resources, Inc. (I)	37,800	266,907
BNK Petroleum, Inc. (I)	5,141	24,627
Bonterra Energy Corp.	1,700	100,084
Boralex, Inc. (I)	2,500	20,556
Breakwater Resources, Ltd. (I)	10,400	80,012
Burcon NutraScience Corp. (I)	2,500	20,452
Calfrac Well Services, Ltd.	2,100	69,176
Calvalley Petroleums, Inc. (I)	10,640	24,050
Canaccord Capital, Inc.	5,300	67,923
Canada Bread Company, Ltd.	2,160	98,543
Canadian Energy Services
& Technology Corp.	1,567	50,774
Canadian Western Bank	4,766	152,204
Canam Group, Inc.	4,200	29,308
Candente Gold Corp. (I)	1,760	949
Canfor Corp. (I)	16,240	177,647
Canfor Pulp Products, Inc.	1,315	23,833
Cangene Corp. (I)	100	161
Capstone Mining Corp. (I)	23,967	89,213
Cardero Resource Corp. (I)	7,100	8,981
Cardiome Pharma Corp. (I)	6,200	27,257
Carpathian Gold, Inc. (I)	24,200	10,413
Cascades, Inc.	7,600	50,275
CCL Industries, Inc.	3,600	123,776
CE Franklin, Ltd. (I)	614	5,634
Celestica, Inc. (I)	15,400	134,927
Celtic Exploration, Ltd. (I)	6,789	150,147
China Gold
International
Resources Corp., Ltd. (I)(L)	17,500	68,225
Chinook Energy, Inc. (I)	3,544	6,210
Cinch Energy Corp. (I)	200	419
Cineplex, Inc.	762	21,111
Clarke, Inc. (I)	2,800	12,919
Cline Mining Corp. (I)	9,200	21,845
Coalcorp Mining, Inc. (I)	6,285	880
Cogeco Cable, Inc.	1,641	77,248
Cogeco, Inc.	45	2,011
Colossus Minerals, Inc. (I)	4,300	31,210
COM DEV International, Ltd. (I)	8,800	20,530
Compton Petroleum Corp. (I)	21,889	2,724
Computer Modelling Group, Ltd.	200	2,802
Connacher Oil and Gas, Ltd. (I)	52,700	57,375
Constellation Software, Inc.	1,300	96,093
Corridor Resources, Inc. (I)	4,930	15,131
Corus Entertainment, Inc.	7,282	155,161
Corvus Gold, Inc. (I)	1,150	680
Cott Corp. (I)	8,900	74,655
Crew Energy, Inc. (I)	11,300	175,748
Davis & Henderson Income Corp.	1,133	23,072
Daylight Energy, Ltd. (L)	15,464	149,918
Delphi Energy Corp. (I)	23,445	51,779
Denison Mines Corp. (I)	33,028	63,012
Detour Gold Corp. (I)	5,700	165,187
Diagnocure, Inc. (I)	800	747
Dollarama, Inc.	386	13,075
Dorel Industries, Inc., Class B	3,200	89,386
Dundee Capital Markets, Inc. (I)	3,853	4,594
Dundee Precious Metals, Inc. (I)	11,000	89,077
Eastern Platinum, Ltd. (I)	140,500	116,543
Eastmain Resources, Inc. (I)	7,100	8,466
Easyhome, Ltd.	1,446	$11,320
ECU Silver Mining, Inc. (I)(L)	33,000	31,479
Enbridge Income Fund Holdings, Inc.	65	1,262
Endeavour Silver Corp. (I)	4,200	35,361
Enerflex, Ltd.	4,700	60,477
Ensign Energy Services, Inc.	7,915	156,913
Entree Gold, Inc. (I)	7,400	15,806
Equitable Group, Inc.	400	11,924
Essential Energy Services, Ltd. (I)	3,768	8,283
European Goldfields, Ltd. (I)	14,109	147,754
Evertz Technologies, Ltd.	1,412	19,252
Exco Technologies, Ltd.	2,900	11,877
Exeter Resource Corp. (I)	230	956
Fairborne Energy, Ltd. (I)	8,600	42,356
First Majestic Silver Corp (I)	9,400	173,877
FirstService Corp. (I)	2,700	93,476
Flint Energy Services, Ltd. (I)	3,996	57,758
Forsys Metals Corp. (I)	400	622
Fortress Paper, Ltd. (I)	900	34,387
Fortuna Silver Mines, Inc. (I)	103	538
Fortune Minerals, Ltd. (I)	2,450	3,633
Forzani Group, Ltd.	3,540	96,681
Galleon Energy, Inc. (I)	9,800	30,687
Garda World Security Corp. (I)	6,400	64,501
GBS Gold International, Inc. (I)	13,800	0
Gennum Corp.	2,342	17,678
Genworth MI Canada, Inc.	187	4,923
Geomark Exploration, Inc. (I)	24	26
Glacier Media, Inc.	6,100	14,484
Glentel, Inc.	1,400	26,129
GLG Life Tech Corp. (I)	2,200	14,759
Gluskin Sheff & Associates, Inc.	1,300	25,341
GMP Capital, Inc.	2,980	39,519
Grande Cache Coal Corp. (I)	11,500	104,811
Great Canadian Gaming Corp. (I)	700	5,567
Great Panther Silver, Ltd. (I)	14,100	47,368
Greystar Resources, Ltd. (I)	7,400	20,947
Groupe Aeroplan, Inc.	4,900	67,674
Guyana Goldfields, Inc. (I)	6,600	46,876
Hanfeng Evergreen, Inc. (I)	200	935
Harry Winston Diamond Corp. (I)	7,361	122,270
Heroux-Devtek, Inc. (I)	1,600	13,637
Home Capital Group, Inc.	2,300	123,412
Horizon North Logistics, Inc.	648	3,010
HudBay Minerals, Inc.	16,400	244,865
Imax Corp. (I)	7,214	234,794
Imperial Metals Corp. (I)	2,300	46,169
Innergex Renewable Energy, Inc.	3,506	36,280
Insignia Energy, Ltd. (I)	3,910	6,933
International Forest Products, Ltd. (I)	2,050	10,989
International Tower Hill Mines, Ltd. (I)	2,300	17,361
Intertape Polymer Group, Inc. (I)	4,500	8,352
Isotechnika Pharma, Inc. (I)	3,200	465
Ivanhoe Energy, Inc. (I)	25,500	48,385
Just Energy Group, Inc.	340	5,009
KAB Distribution, Inc. (I)	7,076	4
Keegan Resources, Inc. (I)	8,100	62,821
Killam Properties Inc.	229	2,560
Kimber Resources, Inc. (I)	250	410
Kingsway Financial Services, Inc. (I)	8,100	7,979
Kirkland Lake Gold, Inc. (I)	4,400	69,345
La Mancha Resources, Inc. (I)	17,200	41,375
Labopharm, Inc. (I)	7,200	1,045
Lake Shore Gold Corp. (I)	24,100	70,217
Laurentian Bank of Canada	2,914	134,634

The accompanying notes are an integral part of the financial statements.

135

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Le Chateau, Inc.	1,700	$14,983
Legacy Oil & Gas, Inc. (I)	6,969	84,615
Leon’s Furniture, Ltd.	5,926	77,604
Linamar Corp.	4,251	96,749
MacDonald Dettwiler & Associates, Ltd.	2,582	146,281
MAG Silver Corp. (I)	3,500	34,984
Major Drilling Group International	6,900	89,787
Manitoba Telecom Services, Inc.	1,531	51,861
Maple Leaf Foods, Inc.	4,700	57,943
Martinrea International, Inc. (I)	8,593	71,902
Maxim Power Corp. (I)	4,800	14,433
Mega Uranium, Ltd. (I)	24,000	8,461
Mercator Minerals, Ltd. (I)	19,100	56,640
Methanex Corp.	2,200	69,071
Migao Corp. (I)	3,000	13,811
Minefinders Corp. (I)	1,500	19,472
Mineral Deposits, Ltd. (I)	12,432	33,096
Miranda Technologies, Inc. (I)	3,285	25,716
Mosaid Technologies, Inc.	1,200	34,839
Mullen Group, Ltd.	3,323	69,909
Nal Energy Corp.	4,980	57,006
Nautilus Minerals, Inc. (I)	30,700	80,216
Neo Material Technologies, Inc. (I)	8,900	85,636
Newalta, Inc.	5,900	74,205
NGEx Resources, Inc. (I)	7,821	24,003
Norbord, Inc. (I)	940	11,803
Nordion, Inc.	14,178	154,944
North American Palladium, Ltd. (I)	7,400	30,538
Northern Dynasty Minerals, Ltd. (I)	4,900	49,790
Northgate Minerals Corp. (I)	31,505	81,666
Northland Power, Inc.	776	12,930
Noveko International, Inc. (I)	2,600	1,779
NuVista Energy, Ltd. (I)	9,573	90,325
Oncolytics Biotech, Inc. (I)	4,590	25,557
Open Range Energy Corp. (I)	3,700	18,338
OPTI Canada, Inc. (I)(L)	31,900	3,638
Paladin Labs, Inc. (I)	500	20,872
Paramount Resources, Ltd. (I)	5,351	153,464
Pason Systems, Inc.	6,600	99,501
Pelangio Exploration, Inc. (I)	3,900	2,305
Peregrine Diamonds, Ltd. (I)	12,400	21,857
Perpetual Energy, Inc.	1,456	4,725
Petrobank Energy & Resources, Ltd. (I)	678	9,954
Pilot Gold, Inc. (I)	3,109	7,092
Platinum Group Metals, Ltd. (I)	5,000	8,710
Polymet Mining Corp. (I)	7,903	12,947
Pulse Seismic, Inc. (I)	5,782	12,050
Pure Energy Services, Ltd. (I)	1,400	11,308
QLT, Inc. (I)	100	720
Quebecor, Inc.	948	31,140
Queenston Mining, Inc. (I)	6,000	42,553
Questerre Energy
Corpquesterre Energy Corp. (I)	38,200	34,459
Reitmans Canada, Ltd.	154	2,555
Reitmans Canada, Ltd., Class A	7,000	111,338
Resverlogix Corp. (I)	3,400	5,288
Richelieu Hardware, Ltd.	1,400	40,398
Ritchie Brothers Auctioneers, Inc.	2,129	58,631
Rmp Energy Llc (I)	4,700	11,208
RONA, Inc.	10,343	128,798
RS Technologies, Inc. (I)	152	24
Rubicon Minerals Corp. (I)	15,700	55,836
Russel Metals, Inc.	7,189	183,219
Sabina Gold & Silver Corp. (I)	2,375	14,529
San Gold Corp. (I)	15,200	51,379
Sandvine Corp. (I)	18,000	$43,113
Savanna Energy Services Corp. (I)	4,594	41,441
Scorpio Mining Corp. (I)	8,900	11,837
Seabridge Gold, Inc. (I)	3,200	89,850
SEMAFO, Inc. (I)	8,000	61,299
Shawcor, Ltd., Class A	4,204	129,112
Sherritt International Corp.	23,100	147,062
Shore Gold, Inc. (I)	22,600	16,403
Sierra Wireless, Inc. (I)	3,200	37,294
Silver Standard Resources, Inc. (I)	7,000	187,039
Silvercorp Metals, Inc.	20,400	191,637
Softchoice Corp. (I)	400	3,422
Southern Pacific Resource Corp. (I)	3,744	6,017
SouthGobi Energy Resources, Ltd. (I)	4,900	54,159
Sprott Resource Corp. (I)	9,300	44,260
Sprott Resource Lending Corp. (I)	9,200	16,026
Stantec, Inc. (I)	4,700	136,451
Starfield Resources, Inc. (I)	37,000	2,035
Stella-Jones, Inc.	100	3,838
Student Transportation of America, Ltd.	5,290	33,897
SunOpta, Inc. (I)	6,708	47,574
Superior Plus Corp.	7,400	86,088
Tanzanian Royalty Exploration Corp. (I)(L)	7,400	48,032
Taseko Mines, Ltd. (I)	25,500	127,441
The Cash Store Financial Services, Inc.	2,451	32,529
The Churchill Corp.	1,600	27,191
The Descartes Systems Group, Inc. (I)	6,000	43,113
The Jean Coutu Group (PJC), Inc.	6,897	78,735
The North West Company, Inc.	372	7,807
Theratechnologies, Inc. (I)	300	1,359
Thompson Creek Metals Company, Inc. (I)	11,493	114,757
Timminco, Ltd. (I)	8,700	3,067
TLC Vision Corp. (I)	3,400	12
TMX Group, Inc.	2,582	117,260
Toromont Industries, Ltd.	4,700	92,592
Torstar Corp.	6,800	84,608
Total Energy Services, Inc.	8,400	125,070
Transcontinental, Inc.	7,583	114,321
TransForce, Inc.	7,918	123,148
Transglobe Energy Corp. (I)	5,600	63,871
Transition Therapeutics, Inc. (I)	2,700	8,399
Trilogy Energy Corp.	200	4,946
Trinidad Drilling, Ltd.	13,597	118,143
Twin Butte Energy, Ltd. (I)	2,887	7,274
U308 Corp. (I)	2,980	912
Uni-Select, Inc.	1,400	39,513
Vecima Networks, Inc. (I)	2,779	9,393
Vector Aerospace Corp. (I)	1,900	25,532
Veresen, Inc.	2,253	32,448
Vero Energy, Inc. (I)	8,900	50,293
Vitran Corp., Inc. (I)	600	7,465
Webtech Wireless, Inc. (I)	1,700	617
Wesdome Gold Mines, Ltd.	8,000	19,908
West Fraser Timber Company, Ltd.	2,863	156,056
Westfire Energy, Ltd. (I)	2,803	19,908
Westport Innovations, Inc. (I)	4,757	113,986
Wi-LAN, Inc.	9,800	79,054
Winpak, Ltd.	200	2,520
Xtreme Coil Drilling Corp. (I)	3,452	14,925
Zargon Oil & Gas, Ltd.	1,173	26,027
Zarlink Semiconductor, Inc. (I)	4,500	10,918
ZCL Composites, Inc. (I)	3,500	12,883
		14,926,622

The accompanying notes are an integral part of the financial statements.

136

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Cayman Islands - 0.01%
Lee & Man Handbags Holding, Ltd. (I)	60,000	$8,096
China - 0.09%
Bund Center Investment, Ltd. (I)	190,000	34,122
Epure International, Ltd.	51,000	27,822
Pacific Textile Holdings, Ltd.	90,000	60,132
		122,076
Cyprus - 0.08%
Deep Sea Supply PLC (I)	11,000	23,538
Marfin Popular Bank PLC (I)	7,736	6,975
ProSafe ASA	10,003	75,311
		105,824
Denmark - 0.92%
ALK-Abello A/S	381	23,276
Alm Brand A/S (I)	5,370	11,796
Amagerbanken A/S (I)	25,580	0
Auriga Industries	1,693	28,790
Bang & Olufsen A/S (I)	3,937	51,392
Bavarian Nordic A/S (I)	1,856	23,803
Capinordic A/S (I)	7,100	1,044
D/S Norden A/S	2,246	77,360
East Asiatic Company, Ltd. A/S	1,511	41,588
Fionia Bank A/S (I)	1,700	0
Genmab A/S (I)	3,300	25,661
GN Store Nord A/S	16,103	154,989
Greentech Energy Systems A/S (I)	4,271	15,231
IC Companys A/S	807	34,694
Lan & Spar Bank A/S	225	11,811
NeuroSearch A/S (I)	1,867	16,334
NKT Holding A/S	1,339	85,631
Ostjydsk Bank A/S (I)	222	11,678
Ringkjoebing Landbobank A/S	386	46,226
Roskilde Bank A/S (I)	473	0
Royal Unibrew A/S	750	49,469
Satair A/S	294	24,656
Schouw & Company A/S	1,959	51,790
SimCorp A/S	572	112,841
Solar Holdings A/S	603	43,503
Spar Nord Bank A/S (I)	4,942	41,024
Sydbank A/S	4,851	108,336
Thrane & Thrane A/S	413	21,764
Topdanmark A/S (I)	425	79,386
Torm A/S (I)	199	846
Vestjysk Bank A/S (I)	155	1,112
		1,196,031
Finland - 2.72%
Alma Media OYJ	4,110	40,163
Amer Sports OYJ	22,062	366,662
Atria PLC	1,021	9,742
Cargotec Corp. OYJ	5,393	276,401
Cramo OYJ	2,993	65,280
Elektrobit Corp. (I)	2,752	1,995
Elisa OYJ, Class A	3,400	73,187
F-Secure OYJ	7,159	25,537
Finnair OYJ (I)	3,281	16,977
Finnlines OYJ (I)	4,379	49,621
Fiskars Corp.	3,512	82,040
HK Ruokatalo OYJ	316	2,551
Huhtamaki OYJ	5,884	75,175
Ilkka-Yhtyma OYJ	1,535	15,916
KCI Konecranes OYJ	4,353	176,719
Kemira OYJ	8,272	143,229
Lannen Tehtaat OYJ	696	15,208
M-real OYJ (I)	44,242	$188,625
Olvi OYJ	1,172	31,612
Oriola-KD OYJ	4,895	18,875
Orion OYJ, Series A	4,469	115,359
Orion OYJ, Series B	11,531	297,152
Outotec OYJ	3,485	198,121
PKC Group OYJ	1,196	27,369
Poyry OYJ	2,864	41,102
Raisio OYJ	8,267	29,126
Ramirent OYJ	4,765	61,449
Rapala VMC OYJ	2,298	21,367
Rautaruukki OYJ	6,695	151,264
Ruukki Group OYJ (I)	8,977	21,089
Scanfil OYJ	3,574	12,853
Stockmann OYJ Abp, Series B (L)	3,940	111,632
Tecnomen OYJ (I)	8,945	6,871
Tieto OYJ	4,223	71,429
Tikkurila OYJ	2,068	47,954
Uponor OYJ	4,437	73,610
Vacon OYJ	758	47,676
Vaisala OYJ	206	6,673
YIT OYJ	21,015	525,394
		3,543,005
France - 4.39%
ABC Arbitrage	1,686	17,630
Alten SA	225	8,952
Altran Technologies SA (I)	21,034	170,015
April Group SA	1,212	34,069
Archos SA (I)	313	4,884
Assystem SA	1,693	43,297
Beneteau SA	4,024	86,659
Boiron SA	699	31,241
Bongrain SA	189	16,924
Bourbon SA (L)	4,600	200,074
Boursorama (I)	743	8,792
Bull SA (I)	11,076	76,789
Canal Plus SA	4,707	34,539
Cegedim SA	385	21,691
Club Mediterranee SA (I)	1,172	28,025
Delachaux SA	1,025	119,232
Electricite de Strasbourg SA	81	13,461
Esso SAF	197	26,902
Etablissements Maurel et Prom SA	12,266	300,896
Eurofins Scientific	895	82,408
Financiere Marc de Lacharriere SA	961	40,393
GameLoft SA (I)	3,348	24,277
GFI Informatique SA (I)	7,671	43,483
GL Events SA	213	7,947
Groupe Steria SA	2,929	86,331
Guerbet SA	157	17,759
Guyenne & Gascogne SA	315	46,576
Haulotte Group (I)	1,924	41,756
Havas SA	35,098	187,361
IMS International Metal Service (I)	2,200	55,000
Infogrames Entertainment SA (I)	2,501	9,939
Ingenico SA	96	4,679
Ipsen SA	383	13,586
Ipsos SA	3,356	157,175
Korian	170	4,114
Lafuma SA (I)	323	10,630
Laurent-Perrier SA	120	16,969
Lectra SA	2,262	19,027
LVL Medical Groupe SA (I)	438	10,798
M6-Metropole Television SA	8,464	195,842

The accompanying notes are an integral part of the financial statements.

137

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Manutan SA	162	$12,499
Mersen	1,710	96,466
Neopost SA	3,119	267,953
Nexans SA	2,042	192,194
Nexity SA	4,083	195,100
NicOx SA (I)	4,623	12,070
Norbert Dentressangle SA	576	68,048
NRJ Group (I)	2,727	33,536
Orpea SA	2,102	102,094
Parrot SA (I)	1,095	44,385
Penauille Polyservices SA (I)	8,547	66,478
Pierre & Vacances SA	453	37,764
Rallye SA	2,610	108,442
Recylex SA (I)	3,196	29,015
Remy Cointreau SA	2,623	220,775
Rhodia SA	19,749	895,825
Robertet SA	135	23,686
Rubis SA	336	42,607
Saft Groupe SA	2,392	82,227
Sechilienne-Sidec SA	1,808	44,874
Sequana Capital	2,051	30,784
SOITEC (I)(L)	3,754	41,774
Somfy SA	280	84,457
Spir Communication SA (I)	492	24,216
SR Teleperformance SA	5,894	173,310
Stef-TFE Group	1,149	74,316
Technicolor (I)	5,354	32,697
Theolia SA (I)(L)	9,586	18,115
Toupargel-Agrigel SA	539	10,709
Transgene SA (I)(L)	1,152	19,789
Trigano SA	1,753	55,260
UBISOFT Entertainment SA (I)	6,111	61,266
Vetoquinol Sa	56	2,436
Viel & Compagnie SA	5,454	28,237
Vilmorin & Compagnie SA	710	87,511
Virbac SA	384	65,626
VM Materiaux SA	263	16,801
		5,723,464
Germany - 5.50%
Aareal Bank AG (I)	4,192	143,483
Adlink Internet Media AG (I)	1,638	7,354
Adva AG Optical Networking (I)	6,343	38,862
Agennix AG (I)	506	2,261
Air Berlin PLC (I)	4,881	21,902
Asian Bamboo AG (L)	1,159	43,697
Aurubis AG	5,323	346,195
Balda AG (I)	8,571	112,975
Bauer AG	162	6,885
BayWa AG	921	38,452
Bechtle AG	1,216	54,299
Bertrandt AG	193	14,593
Centrotherm Photovoltaics AG (I)	812	35,990
Cewe Color Holding AG	385	18,033
Comdirect Bank AG	2,391	26,413
Compugroup Medical AG	448	6,886
Conergy AG (I)(L)	1,550	2,496
CTS Eventim AG	567	39,178
Delticom AG	491	52,545
Demag Cranes Ag, New Shares (I)	1,912	123,107
Deutsche Beteiligungs AG	423	11,930
Deutsche Wohnen AG	6,242	108,503
Deutz AG (I)	5,916	58,419
Dialog Semiconductor PLC (I)	4,253	77,295
Douglas Holding AG	2,559	134,277
Drillisch AG	7,508	$87,301
Duerr AG	1,696	68,863
DVB Bank AG	6,310	226,931
ElringKlinger AG	3,656	129,729
Evotec AG (I)	16,036	59,059
Freenet AG	15,169	210,159
Fuchs Petrolub AG	1,845	95,672
Gerresheimer AG	3,110	148,441
Gerry Weber International AG	1,710	112,266
Gesco AG	295	27,206
GFK AG	324	17,101
Grenkeleasing AG	129	8,195
Hamburger Hafen und Logistik AG	2,240	97,283
Heidelberger Druckmaschinen AG (I)	21,081	75,820
Indus Holding AG	1,623	56,484
IVG Immobilien AG (I)	8,262	64,528
IWKA AG (I)	2,152	57,979
Jenoptik AG (I)	3,285	30,725
Kloeckner & Company SE	11,220	337,246
Kontron AG	5,420	57,854
Krones AG	2,044	172,812
KWS Saat AG	206	46,749
Leoni AG	2,827	167,460
Manz Automation AG (I)	233	11,119
Medigene AG (I)	3,040	6,970
Medion AG	1,622	30,688
MLP AG	4,269	43,751
MTU Aero Engines Holding AG	619	49,386
Muehlbauer Holding AG &
Company KGaA	156	8,370
MVV Energie AG	884	34,905
Nordex AG (I)(L)	2,657	23,928
Pfeiffer Vacuum Technology AG	173	21,693
Pfleiderer AG (I)	3,314	2,157
Phoenix Solar AG	547	13,704
Plambeck Neue Energien AG (L)	6,235	20,241
Praktiker Bau- und
Heimwerkermaerkte AG	6,319	53,537
Premiere AG (I)	28,928	156,248
Q-Cells AG (I)(L)	7,201	13,786
QSC AG (I)	6,549	28,497
Rational AG	405	106,738
Rheinmetall AG	2,295	203,173
Rhoen-Klinikum AG	5,385	129,989
Sartorius AG	940	43,271
SGL Carbon AG (I)(L)	5,711	322,976
Singulus Technologies AG (I)(L)	13,358	75,544
Sixt AG	1,178	65,805
Solar Millennium AG (I)	1,626	43,244
Solarworld AG (L)	11,677	157,743
Stada Arzneimittel AG	10,688	417,896
Stratec Biomedical Systems AG	563	25,015
Suess MicroTec AG (I)	2,259	32,755
Symrise AG	4,862	154,889
Tag Immobilien AG (I)	287	2,906
TUI AG (I)(L)	9,525	103,247
Vossloh AG	806	112,990
VTG AG	1,231	32,345
Wacker Construction Equipment AG	2,763	47,600
Wincor Nixdorf AG	5,765	416,072
Wire Card AG	10,022	179,121
WMF Wuerttembergische
Metallwarenfabrik AG	1,601	67,318

The accompanying notes are an integral part of the financial statements.

138

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Xing AG (I)	361	$28,347
		7,169,857
Gibraltar - 0.14%
PartyGaming PLC (I)	74,167	178,900
Greece - 0.96%
Aegean Airlines SA (I)	1,678	4,352
Agricultural Bank of Greece (I)	5,062	9,983
Alapis Holding Industrial and
Commercial SA of Pharmaceutical (I)	3,303	2,308
Alpha Bank AE (I)	7,465	37,725
Athens Stock Exchange SA (I)	7,482	53,370
Athens Water Supply and
Sewage Company SA	2,538	16,978
Autohellas SA (I)	2,895	6,459
Bank of Attica SA (I)	6,737	7,842
Bank of Greece SA	1,882	71,231
Diagnostic & Therapeutic Center of
Athens Hygeia SA (I)	12,314	6,788
EFG Eurobank Ergasias SA (I)	6,902	32,477
Folli Follie Group (I)	2,116	30,477
Forthnet SA (I)	8,037	5,401
Fourlis SA (I)	6,312	37,919
Frigoglass SA (I)	4,848	68,273
GEK Group of Companies SA (I)	5,812	17,061
Geniki Bank SA (I)	1,852	2,982
Greek Postal Savings Bank SA (I)	12,594	52,271
Halcor SA (I)	4,634	5,605
Hansard Global PLC	6,816	18,149
Hellenic Petroleum SA	5,402	51,012
Hellenic Technodomiki Tev SA	11,183	40,189
Intracom Holdings SA (I)	10,218	7,291
Intracom SA Technical &
Steel Constructions SA (I)	3,610	3,898
Intralot SA-integrated Lottery Systems
& Services	2,796	5,970
J&P-Avax SA	614	893
Lambrakis Press SA (I)	2,696	1,059
Loulis Mills SA (I)	3,541	8,966
Marfin Investment Group SA (I)	72,043	65,039
Metka SA	3,097	35,501
Motor Oil Hellas Corinth Refineries SA	6,346	78,079
Mytilineos Holdings SA (I)	7,871	54,416
Nireus Aquaculture SA (I)	1,703	2,003
Piraeus Bank SA (I)	83,629	130,286
Piraeus Port Authority SA	710	13,938
Public Power Corp. SA	3,342	47,953
Sarantis SA (I)	3,860	16,065
Sidenor Steel Products
Manufacturing Company SA (I)	3,429	13,378
Terna Energy SA	4,140	15,698
Titan Cement Company SA	5,693	137,785
Viohalco SA (I)	6,216	36,182
		1,253,252
Hong Kong - 2.64%
Allied Group, Ltd.	26,000	83,262
Allied Properties HK, Ltd.	358,000	69,945
Apac Resources, Ltd. (I)	500,000	26,100
Asia Satellite Telecom
Holdings Company, Ltd.	2,500	5,785
Associated International Hotels, Ltd. (I)	44,000	98,996
Bonjour Holdings, Ltd.	208,000	34,633
Bright International Group, Ltd. (I)	446,000	13,543
C Y Foundation Group, Ltd. (I)	300,000	4,511
Cafe de Coral Holdings, Ltd.	2,000	$4,881
Champion Technology Holdings, Ltd.	540,520	10,576
Chen Hsong Holdings, Ltd.	10,000	5,138
Cheuk Nang Holdings, Ltd.	3,114	1,695
China Energy
Development Holdings, Ltd. (I)	634,000	14,447
China Metal International Holdings, Inc.	12,000	3,411
China Public Procurement, Ltd. (I)	232,000	20,273
China Renji Medical Group, Ltd. (I)	1,332,000	10,270
China Sci-Tech Holdings, Ltd. (I)	2,210,240	59,455
China Solar Energy Holdings, Ltd. (I)	425,000	5,036
China Timber Resources Group, Ltd. (I)	800,000	35,105
China WindPower Group, Ltd. (I)	440,000	38,536
China Yunnan Tin Minerals
Group Company, Ltd. (I)	342,000	2,157
Chong Hing Bank, Ltd.	11,000	24,864
Chuang’s Consortium International, Ltd. (I)	118,948	15,191
Citic 1616 Holdings, Ltd.	112,000	30,728
CK Life Sciences
International Holdings, Inc.	42,000	2,588
CP Lotus, Corp. (I)	220,000	7,933
Cross-Harbour Holdings, Ltd.	18,000	15,734
Dickson Concepts International, Ltd.	35,000	27,397
Digitalhongkong.com (I)	1,003	156
DVN Holdings Company, Ltd.	112,000	6,863
EganaGoldpfeil Holdings, Ltd. (I)	103,373	0
Emperor Entertainment Hotel, Ltd.	80,000	20,533
Emperor International Holdings, Ltd.	177,333	40,006
Emperor Watch & Jewellery, Ltd.	140,000	26,129
eSun Holdings, Ltd. (I)	74,000	22,021
Eva Precision Industrial Holdings, Ltd.	152,000	46,722
Far East Consortium International, Ltd.	139,352	31,439
G-Resources Group, Ltd. (I)	1,182,000	96,418
Get Nice Holdings, Ltd.	394,000	25,349
Giordano International, Ltd.	208,000	176,945
Global Green Tech Group, Ltd. (I)	97,920	1,105
Glorious Sun Enterprises, Ltd.	64,000	24,233
Golden Resorts Group, Ltd. (I)	356,000	50,436
Goldin Financial Holdings, Ltd.	210,000	25,172
Hang Fung Gold Technology, Ltd. (I)	90,000	0
Hannstar Board
International Holdings, Ltd. (I)	50,000	5,148
Harbour Centre Development, Ltd.	46,000	67,830
HKR International, Ltd.	75,200	44,244
Hong Kong Ferry Holdings Company	29,000	27,067
Hongkong Chinese, Ltd.	4,000	655
Hung Hing Printing Group, Ltd.	82,000	27,504
Hutchison Harbour Ring, Ltd.	186,000	18,476
I.T, Ltd.	100,601	98,502
Imagi International Holdings, Ltd. (I)	106,250	4,249
International Luk Fook Holdings, Ltd.	23,000	111,681
K Wah International Holdings, Ltd.	168,000	62,238
Kantone Holdings, Ltd.	409,334	4,952
King Stone Energy Group, Ltd. (I)	61,000	16,386
Kowloon Development Company, Ltd.	43,000	58,081
Lee & Man Holding, Ltd.	60,000	71,208
Lippo China Resources, Ltd.	36,000	1,019
Liu Chong Hing Investment	16,000	18,883
Matsunichi
Communication Holdings, Ltd. (I)	57,000	22,645
Media Chinese International, Ltd.	110,000	38,873
Melco International Development	102,000	103,815
Midland Holdings, Ltd.	48,000	28,118
Mongolia Energy Company, Ltd. (I)	122,000	14,434
Natural Beauty Bio-Technology, Ltd.	20,000	4,752

The accompanying notes are an integral part of the financial statements.

139

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Neo-Neon Holdings, Ltd.	39,500	$10,823
New Times Energy Corp., Ltd. (I)	526,000	7,391
NewOcean Energy Holdings, Ltd.	34,000	7,696
Norstar Founders Group, Ltd. (I)	244,000	22,890
Pacific Andes International Holdings, Ltd.	145,781	18,404
Pacific Basin Shipping, Ltd.	105,000	60,106
Pacific Century
Premium Developments, Ltd. (I)	85,000	16,065
Paliburg Holdings, Ltd.	50,000	19,675
Peace Mark Holdings, Ltd. (I)	164,000	0
Pearl Oriental Innovation, Ltd.	186,000	23,225
Pico Far East Holdings, Ltd.	100,000	20,696
Playmates Holdings, Ltd.	31,800	11,403
Playmates Toys Ltd. (I)	15,900	807
Png Resources Holdings, Ltd. (I)	888,000	28,132
Polytec Asset Holdings, Ltd.	150,000	20,656
PYI Corp., Ltd. (I)	372,000	17,688
Regal Hotels International Holdings, Ltd.	56,000	23,641
SA SA International Holdings, Ltd.	68,000	43,734
SEA Holdings, Ltd.	4,000	2,366
Shell Electric
Manufacturing Company, Ltd.	2,000	2,612
Shui On Construction & Materials, Ltd.	22,000	29,592
Shun Tak Holdings, Ltd.	166,000	101,091
Sing Tao News Corp., Ltd.	114,000	32,956
Singamas Container Holdings, Ltd.	158,000	62,972
Sino-Tech International Holdings, Ltd. (I)	440,000	7,983
Skyfame Realty Holdings, Ltd. (I)	216,000	19,837
Smartone
Telecommunications Holdings, Ltd.	78,000	115,626
Solomon Systech International, Ltd. (I)	254,000	12,484
South China (china), Ltd.	256,000	20,140
Sun Hung Kai & Company, Ltd.	13,000	9,577
Tack Fat Group International, Ltd. (I)	27,200	0
TAI Cheung Holdings, Ltd.	59,000	46,412
Taifook Securities Group, Ltd.	22,399	12,900
Theme International Holdings, Ltd. (I)	90,000	5,325
Titan Petrochemicals Group, Ltd. (I)	500,000	30,973
Transport International Holdings, Ltd.	19,200	56,497
United Power Investment, Ltd. (I)	784,000	20,582
Upbest Group, Ltd.	148,000	18,264
USI Holding Corp.	104,000	42,516
Victory City International Holdings, Ltd.	99,526	19,195
Vitasoy International Holdings, Ltd.	102,000	82,261
Vongroup, Ltd. (I)	210,000	1,326
VST Holdings Company, Ltd. (I)	96,000	21,359
Wah Nam International Holdings, Ltd. (I)	752,840	132,158
Wai Kee Holdings, Ltd.	68,000	14,115
Winteam Pharmaceutical Group, Ltd. (I)	106,000	18,387
Ygm Trading, Ltd.	11,000	27,685
Yugang International, Ltd.	312,000	2,896
		3,439,596
Ireland - 0.97%
Aer Lingus (I)	15,850	16,999
Allied Irish Banks PLC -
London Exchange (I)	83,104	17,377
C&C Group PLC	31,161	162,165
DCC PLC (Chi-X Europe)	6,369	181,445
FBD Holdings PLC (I)	1,839	19,060
Glanbia PLC (Dublin Exchange)	11,290	78,283
Grafton Group PLC	18,960	92,785
Greencore Group PLC	13,532	19,035
IFG Group PLC (I)	10,694	28,542
Independent News & Media PLC (I)	11,035	7,842
Irish Continental Group PLC	1,120	$25,527
Kingspan Group PLC (I)	10,256	101,089
Paddy Power PLC	5,842	317,495
Smurfit Kappa Group PLC (I)	10,583	126,165
United Drug PLC	20,187	69,152
		1,262,961
Israel - 0.72%
Africa Israel Investments, Ltd. (I)	4,192	26,368
Alvarion, Ltd. (I)	3,666	5,392
Clal Biotechnology Industries, Ltd. (I)	3,326	18,702
Clal Industries & Investments, Ltd.	6,262	45,830
Clal Insurance Enterprise Holdings, Ltd.	2,775	68,025
Delek Automotive Systems, Ltd.	2,309	25,880
First International Bank of Israel, Ltd.	3,533	52,314
Frutarom Industries, Ltd.	2,382	24,553
Gilat Satellite Networks, Ltd. (I)	900	4,084
Given Imaging, Ltd. (I)	307	6,173
Hadera Paper, Ltd. (I)	244	16,921
Harel Insurance Investments, Ltd.	621	34,669
Hot Telecommunication System, Ltd. (I)	648	11,640
Israel Discount Bank, Ltd. (I)	10,105	19,945
Ituran Location & Control, Ltd.	1,195	16,892
Jerusalem Oil Exploration (I)	255	4,545
Mellanox Technologies, Ltd. (I)	741	21,653
Menorah Mivtachim Holdings, Ltd. (I)	1,766	19,299
NICE Systems, Ltd., ADR (I)	3,472	126,242
Oil Refineries, Ltd. (I)	124,398	85,354
Ormat Industries, Ltd.	7,009	46,219
Osem Investments, Ltd.	2,428	39,704
Paz Oil Company, Ltd.	378	58,963
Rami Levi Chain Stores Hashikma
Marketing 2006, Ltd.	711	24,708
Retalix, Ltd. (I)	404	5,741
Shikun & Binu, Ltd.	11,140	27,836
Strauss Group, Ltd.	2,935	44,984
Super-Sol, Ltd.	9,143	52,980
The Phoenix Holdings, Ltd.	2,821	9,560
		945,176
Italy - 2.96%
ACEA SpA	8,580	88,032
Aedes SpA (I)	75,645	14,859
Amplifon SpA	9,264	57,668
Ansaldo STS SpA	6,562	91,974
Astaldi SpA	4,499	33,046
Azimut Holding SpA	15,042	140,276
Banca Generali SpA	1,570	21,758
Banca Popolare Dell’emilia
Romagna SCRL	1,813	20,311
Banca Popolare dell’Etruria e del
Lazio SpA (I)	7,181	20,766
Banca Popolare di Milano SpA (L)	31,554	74,489
Banca Popolare di Sondrio SCRL	6,798	56,563
Benetton Group SpA	6,037	47,763
Biesse SpA (I)	3,189	25,658
Brembo SpA	2,573	36,680
Bulgari SpA	15,853	279,771
Buongiorno SpA (I)	6,447	13,089
Buzzi Unicem SpA (I)	4,611	64,229
Caltagirone SpA	2,499	6,596
Cementir SpA	9,230	25,467
CIR-Compagnie Industriali Riunite SpA	62,501	156,535
Credito Artigiano SpA	7,592	14,174
Credito Emiliano SpA	9,474	59,908

The accompanying notes are an integral part of the financial statements.

140

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Danieli & C Officine Meccaniche SpA	2,311	$63,876
DeA Capital SpA (I)	4,665	10,589
DiaSorin SpA	3,279	157,398
Digital Multimedia Technologies SpA (I)	1,816	54,982
Engineering Ingegneria Informatica SpA	449	15,172
ERG SpA	7,480	100,882
Esprinet SpA	3,554	22,371
Eurotech SpA (I)	1,562	4,549
Fondiaria-Sai SpA (I)(L)	4,848	19,197
Gemina SpA (I)	54,600	55,902
Geox SpA	8,390	50,276
Gruppo Coin SpA (I)	6,995	65,331
Gruppo Editoriale L’Espresso SpA	35,685	97,879
Hera SpA	59,429	125,828
Immsi SpA (L)	24,591	29,564
Impregilo SpA	36,254	113,666
Interpump SpA	6,839	58,496
Iren SpA	34,401	61,840
Italcementi SpA	5,020	46,919
Italmobiliare SpA	827	30,205
Juventus Football Club SpA (I)	4,630	5,841
KME Group SpA	27,631	13,429
Landi Renzo SpA	3,939	12,274
Lottomatica SpA (I)	5,852	113,552
Maire Tecnimont SpA	12,753	23,366
Marr SpA	4,504	58,026
Milano Assicurazioni SpA (I)(L)	24,455	13,605
Mondadori (Arnoldo) Editore SpA	12,613	44,527
Piaggio & C SpA	17,916	75,036
Piccolo Credito Valtellinese SCRL	22,689	92,624
Prelios SpA (I)	44,428	31,249
Premafin Finanziaria SpA (I)(L)	12,050	9,881
Recordati SpA	14,439	158,825
Risanamento SpA (I)	17,964	6,374
Safilo Group SpA (I)	1,868	29,691
Saras SpA (I)	17,735	37,756
Save SpA	841	9,056
Seat Pagine Gialle SpA (I)	131,159	11,525
Societa Iniziative Autostradali e
Servizi SpA	5,263	60,297
Societa’ Cattolica di Assicurazioni SCRL	4,549	110,704
Sol SpA	2,802	23,689
Sorin SpA (I)	38,164	108,144
Telecom Italia Media SpA (I)	95,662	30,497
Tod’s SpA	1,222	163,391
Trevi Finanziaria SpA	2,230	32,417
Unipol Gruppo Finanziario SpA, ADR (I)	61,265	33,327
Vittoria Assicurazioni SpA	2,112	11,828
		3,855,465
Japan - 21.24%
Accordia Golf Company, Ltd.	79	55,616
Achilles Corp.	18,000	25,140
Adeka Corp.	8,700	88,363
Advan Company, Ltd.	1,800	16,082
Aeon Delight Company, Ltd.	2,100	42,431
Aeon Fantasy Company, Ltd.	1,600	20,907
Ahresty Corp.	2,300	18,434
AI Holdings Corp.	3,400	13,915
Aica Kogyo Company, Ltd.	5,300	72,643
Aichi Bank, Ltd.	900	49,607
Aichi Corp.	3,200	16,069
Aichi Machine Industry Company, Ltd.	8,000	32,737
Aichi Steel Corp.	10,000	68,636
Aida Engineering, Ltd.	7,500	35,449
Aiphone Company, Ltd.	1,300	$23,193
Airport Facilities Company, Ltd.	2,900	11,178
Aisan Industry Company, Ltd.	2,500	26,409
Akebono Brake Industry Company, Ltd.	4,200	23,336
Akita Bank, Ltd.	15,000	43,639
Alpen Company, Ltd.	1,700	27,769
Alpha Systems, Inc.	700	9,945
Alpine Electronics, Inc.	3,300	45,770
Amano Corp.	6,700	61,691
Amiyaki Tei Company., Ltd.	5	13,417
Ando Corp.	10,000	13,324
Anritsu Corp. (L)	10,000	87,653
AOC Holdings, Inc.	4,400	31,611
AOKI Holdings, Inc.	2,000	31,283
Aomori Bank, Ltd.	24,000	77,851
Aoyama Trading Company, Ltd.	5,100	87,583
Arakawa Chemical Industries, Ltd.	1,900	18,031
Arc Land Sakamoto Company, Ltd. (I)	1,200	19,173
Arcs Company, Ltd.	3,500	54,938
Ariake Japan Company, Ltd.	1,900	38,727
Arisawa Manufacturing Company, Ltd.	3,300	18,713
Arnest One Corp.	3,000	30,986
AS ONE CORP.	1,400	29,197
Asahi Company, Ltd. (I)(L)	1,500	28,011
Asahi Diamond Industrial Company, Ltd.	5,000	109,419
Asahi Holdings, Inc.	2,500	51,192
Asahi Organic Chemicals
Industry Company, Ltd.	6,000	16,782
ASATSU-DK, Inc.	2,300	60,446
ASKA Pharmaceutical Company, Ltd.	3,000	21,835
ASKUL Corp.	2,100	34,321
Atom Corp. (I)	14,100	46,044
Atsugi Company, Ltd.	19,000	23,945
Autobacs Seven Company, Ltd.	700	29,542
Avex Group Holdings, Inc.	3,400	44,280
Bando Chemical Industries, Ltd.	8,000	32,581
Bank of Iwate, Ltd.	1,400	53,701
Bank of Nagoya, Ltd.	17,000	51,986
Bank of Okinawa, Ltd.	2,100	90,284
Bank of Saga, Ltd.	15,000	37,594
Bank of the Ryukyus, Ltd.	4,800	61,018
Belc Company, Ltd.	1,400	17,092
BIC Camera, Inc.	33	17,735
BML, Inc.	1,400	35,528
Bookoff Corp.	1,700	16,636
BSL Corp. (I)	600	868
Bunka Shutter Company, Ltd.	5,000	13,875
CAC Corp.	1,500	11,825
Calsonic Kansei Corp.	10,000	60,352
Can Do Company, Ltd. (L)	16	14,638
Canon Electronics, Inc.	1,700	46,314
Capcom Company, Ltd.	4,700	108,732
Cawachi, Ltd.	2,000	39,573
Central Glass Company, Ltd.	19,000	91,452
Chi Group Company, Ltd. (I)	2,700	7,407
Chino Corp.	2,000	5,480
Chiyoda Company, Ltd.	2,600	38,611
Chiyoda Integre Company, Ltd. (I)	1,400	18,154
Chofu Seisakusho Company, Ltd.	2,100	52,691
Chori Company, Ltd.	17,000	21,042
Chubu Shiryo Company, Ltd.	2,000	13,646
Chudenko Corp.	2,600	30,542
Chuetsu Pulp & Paper Company, Ltd.	10,000	16,770
Chugai Mining Company, Ltd. (I)	34,900	12,153
Chugai Ro Company, Ltd.	5,000	17,509

The accompanying notes are an integral part of the financial statements.

141

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Chugoku Marine Paints, Ltd.	6,000	$47,006
Chukyo Bank, Ltd.	9,000	20,621
Chuo Denki Kogyo Company, Ltd.	2,200	11,014
Circle K Sunkus Company, Ltd.	5,500	86,009
CKD Corp.	5,400	48,215
Clarion Company, Ltd. (I)	5,000	9,690
Cleanup Corp.	2,100	13,012
CMK Corp. (I)	5,400	18,109
Coca-Cola Central Japan Company, Ltd.	1,400	18,588
Cocokara Fine Holdings, Inc.	1,540	39,191
Colowide Company, Ltd.	3,500	21,196
COMSYS Holdings Corp.	200	2,007
Corona Corp.	1,600	17,814
Cosel Company, Ltd.	1,200	20,835
Cosmos Pharmaceutical Corp.	600	25,359
CSK Corp. (I)(L)	9,500	38,457
Cybozu, Inc.	48	12,479
D.G. Roland Corp.	1,400	18,871
Dai Nippon Toryo Company, Ltd.	12,000	14,533
Dai-Dan Company, Ltd.	2,000	11,971
Daibiru Corp.	5,200	39,745
Daido Metal Company, Ltd.	4,000	41,760
Daidoh, Ltd.	2,000	20,076
Daifuku Company, Ltd.	6,500	42,023
Daihen Corp.	8,000	29,661
Daiichi Chuo Kisen Kaisha, Ltd. (I)	8,000	14,827
Daiichi Jitsugyo Company, Ltd.	4,000	22,170
Daiichi Kigenso Kagaku-
Kogyo Company, Ltd.	400	18,614
Daiken Corp.	9,000	28,185
Daikoku Denki Company, Ltd.	800	7,980
Daikyo, Inc. (I)	19,000	32,335
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	7,000	34,452
Daio Paper Corp.	7,000	55,979
Daisan Bank, Ltd.	17,000	39,847
Daiseki Company, Ltd. (L)	2,900	58,696
Daishi Bank, Ltd.	27,000	81,544
Daiso Company, Ltd.	7,000	25,462
Daisyo Corp.	1,300	15,143
Daiwa Industries, Ltd.	4,000	19,217
Daiwabo Holdings Company, Ltd.	17,000	34,798
DCM Japan Holdings Company, Ltd.	7,700	52,395
Denki Kogyo Company, Ltd.	7,000	30,810
Denyo Company, Ltd.	1,700	22,846
Descente, Ltd.	4,000	19,859
Doshisha Company, Ltd.	1,200	31,571
Doutor Nichires Holdings Company, Ltd.	2,900	35,440
Dr. Ci:Labo Company, Ltd.	21	107,267
DTS Corp.	1,700	16,560
Duskin Company, Ltd.	6,000	116,702
Dwango Company, Ltd.	12	27,929
Dydo Drinco, Inc.	1,200	44,590
Eagle Industry Company, Ltd.	2,000	25,135
Earth Chemical Company, Ltd.	1,600	55,629
EDION Corp.	6,100	57,603
Ehime Bank, Ltd.	18,000	53,441
Eighteenth Bank, Ltd.	20,000	54,885
Eiken Chemical Company, Ltd.	1,400	18,802
Eizo Nanao Corp.	1,500	28,380
Elematec Corp.	2,000	29,359
Enplas Corp.	1,200	17,125
EPS Company, Ltd.	14	32,963
Espec Corp.	1,600	11,715
F&A Aqua Holdings, Inc.	2,400	23,791
Fancl Corp.	2,600	$35,488
FCC Company, Ltd.	2,800	67,234
FDK Corp. (I)	9,000	13,949
Felissimo Corp.	900	12,031
Foster Electric Company, Ltd.	2,100	42,183
FP Corp.	1,600	99,157
France Bed Holdings Company, Ltd.	11,000	14,218
Fuji Company, Ltd.	2,100	43,466
Fuji Corp., Ltd.	100	457
Fuji Electronics Company, Ltd.	1,800	27,789
Fuji Kyuko Company, Ltd.	5,000	25,537
Fuji Oil Company, Ltd.	6,700	103,145
Fuji Seal International, Inc.	1,700	37,385
Fuji Software ABC, Inc.	1,800	26,383
Fujibo Holdings, Inc.	7,000	17,342
Fujicco Company, Ltd.	2,000	24,399
Fujikura Kasei Company, Ltd.	2,000	10,995
Fujimi, Inc.	1,200	14,376
Fujimori Kogyo Company, Ltd.	1,600	22,925
Fujita Kanko, Inc.	7,000	24,524
Fujitec Company, Ltd.	5,000	28,894
Fujitsu General, Ltd.	6,000	39,853
Fujiya Company, Ltd. (I)	6,000	10,573
Fukui Bank, Ltd.	23,000	66,813
Fukushima Bank, Ltd. (I)	21,000	10,208
Funai Consulting Company, Ltd.	3,300	21,377
Funai Electric Company, Ltd.	2,600	68,459
Furukawa Company, Ltd. (I)	27,000	27,692
Furukawa-Sky Aluminum Corp.	9,000	32,231
Fuso Pharmaceutical Industries, Ltd.	5,000	13,488
Futaba Corp.	2,900	53,462
Futaba Industrial Company, Ltd.	3,400	24,825
Future System Consulting Corp.	2	902
Fuyo General Lease Company, Ltd.	1,700	57,765
Gakken Company, Ltd.	7,000	12,789
Geo Corp. (L)	41	51,141
GLOBERIDE, Inc.	10,000	11,190
GMO Internet, Inc.	3,800	17,122
Godo Steel, Ltd.	16,000	42,442
Goldcrest Company, Ltd.	2,190	45,561
Goldwin, Inc.	6,000	20,621
Gulliver International Company, Ltd.	550	22,923
Gun-Ei Chemical Industry Company, Ltd.	4,000	11,003
Gunze, Ltd.	13,000	44,284
H20 Retailing Corp.	8,000	62,346
Hakuto Company, Ltd.	1,300	12,939
Hamakyorex Company, Ltd.	500	16,354
Hanwa Company, Ltd.	14,000	62,067
Harashin Narus Holdings Company, Ltd.	1,300	19,869
Harima Chemicals Inc.	2,000	16,767
Heiwa Real Estate Company, Ltd.	17,500	37,990
Heiwado Company, Ltd.	2,000	24,828
Hibiya Engineering, Ltd.	2,400	24,266
Hiday Hidaka Corp.	1,100	16,977
Higashi-Nippon Bank, Ltd.	17,000	34,617
Higo Bank, Ltd.	20,000	115,832
Hikari Tsushin, Inc.	1,900	44,978
Hioki Ee Corp.	500	10,048
HIS Company, Ltd.	1,800	44,472
Hisaka Works, Ltd.	2,000	27,065
Hitachi Cable, Ltd.	21,000	51,920
Hitachi Koki Company, Ltd.	5,700	52,176
Hitachi Kokusai Electric, Inc.	3,000	24,983
Hitachi Medical Corp.	2,000	22,468
Hitachi Tool Engineering, Ltd.	2,200	24,034

The accompanying notes are an integral part of the financial statements.

142

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hitachi Zosen Corp.	47,000	$73,177
Hochiki Corp.	3,000	15,358
Hodogaya Chemical Company, Ltd.	7,000	28,682
Hogy Medical Company, Ltd.	1,200	54,200
Hokkaido Gas Company, Ltd.	3,000	9,735
Hokkan Holdings, Ltd.	5,000	14,914
Hokuetsu Bank, Ltd.	21,000	43,546
Hokuetsu Paper Mills, Ltd.	14,000	85,725
Hokuto Corp.	1,600	35,188
Honeys Company, Ltd.	1,350	14,805
Horiba, Ltd.	2,500	81,076
Hosiden Corp.	6,500	59,258
Hosokawa Micron Corp.	3,000	14,629
Howa Machinery, Ltd. (I)	19,000	18,814
Hyakujushi Bank, Ltd.	24,000	85,954
IBJ Leasing Company, Ltd.	1,900	46,377
Ichibanya Company, Ltd.	600	18,939
Ichikoh Industries, Ltd. (I)	4,000	9,457
Ichiyoshi Securities Company, Ltd.	4,000	24,731
ICOM, Inc.	1,000	25,743
IDEC Corp.	2,500	29,282
Ihara Chemical Industry Company, Ltd.	5,000	17,782
Iino Kaiun Kaisha, Ltd.	5,200	25,613
Ikegami Tsushinki Company, Ltd. (I)	12,000	9,880
Imasen Electric Industrial	1,700	24,216
Imperial Hotel, Ltd.	900	22,541
Inaba Denki Sangyo Company, Ltd.	1,600	42,658
Inaba Seisakusho Company, Ltd.	1,300	15,430
Inabata & Company, Ltd.	5,100	31,806
Inageya Company, Ltd.	5,000	53,652
Ines Corp.	2,700	18,151
Intage, Inc.	800	17,040
Internet Initiative Japan, Inc.	12	46,516
Inui Steamship Company, Ltd.	2,500	12,410
Iseki & Company, Ltd. (I)	12,000	30,725
Ishihara Sangyo Kaisha, Ltd. (I)	32,000	39,640
IT Holdings Corp.	6,500	57,878
ITC Networks Corp.	3,200	20,060
Itochu Enex Company, Ltd.	5,900	33,159
Itochu-Shokuhin Company, Ltd.	600	21,183
Itoham Foods, Inc.	12,000	48,923
Iwatani International Corp.	11,000	39,134
Izumiya Company, Ltd.	9,000	36,432
J-Oil Mills, Inc.	9,000	26,510
Jalux, Inc.	1,400	12,754
Japan Aviation Electronics Industry, Ltd.	4,000	29,208
Japan Cash Machine Company, Ltd.	2,000	17,208
Japan Digital Laboratory Company, Ltd.	2,200	26,082
Japan Pulp & Paper Company, Ltd.	6,000	20,588
Japan Pure Chemical Company, Ltd.	4	10,197
Japan Transcity Corp., Ltd.	5,000	15,617
Japan Wool Textile Company, Ltd.	8,000	62,793
Jastec Company, Ltd.	400	2,381
JBCC Holdings, Inc.	1,900	12,788
Jeol, Ltd.	6,000	20,002
JFE Shoji Holdings, Inc.	11,000	53,901
JMS Company, Ltd.	1,000	3,383
Joban Kosan Company, Ltd. (I)	10,000	9,985
Joshin Denki Company, Ltd.	3,000	32,555
JSP Corp.	2,600	43,669
Juki Corp. (L)	10,000	28,840
JVC Kenwood Holdings, Ltd. (I)	9,070	45,046
kabu.com Securities Company, Ltd.	5,800	17,908
Kadokawa Holdings, Inc.	2,000	62,532
Kaga Electronics Company, Ltd.	2,700	29,189
Kaken Pharmaceutical Company, Ltd.	6,000	$84,275
Kameda Seika Company, Ltd.	1,800	33,521
Kamei Corp.	4,000	16,877
Kanamoto Company, Ltd.	3,000	22,245
Kandenko Company, Ltd.	7,000	34,210
Kanematsu Corp. (I)	40,000	39,459
Kanematsu Electronics, Ltd.	2,300	23,933
Kanto Auto Works, Ltd.	2,900	26,643
Kanto Denka Kogyo Company, Ltd.	4,000	29,230
Kanto Natural Gas Development, Ltd.	3,000	17,245
Kanto Tsukuba Bank, Ltd.	5,700	17,554
Kappa Create Company, Ltd.	1,200	25,046
Kasumi Company, Ltd.	4,200	23,839
Katakura Industries Company, Ltd.	2,100	22,262
Kato Sangyo Company, Ltd.	3,300	61,094
Kawai Musical Instruments
Manufacturing Company, Ltd.	6,000	12,077
Keiyo Company, Ltd. (L)	3,600	20,078
Kenedix, Inc. (I)	152	26,582
KEY Coffee, Inc.	1,800	33,525
Kimoto Company, Ltd.	1,500	14,265
Kimura Chemical Plants Company, Ltd.	1,600	8,054
Kinki Sharyo Company, Ltd.	3,000	11,963
Kintetsu World Express, Inc.	1,300	42,792
Kinugawa Rubber Industrial Company, Ltd.	6,000	40,892
Kisoji Company, Ltd.	2,000	41,537
Kissei Pharmaceutical Company, Ltd.	3,000	58,440
Kita-Nippon Bank, Ltd.	700	15,685
Kitz Corp.	10,000	58,580
Kiyo Holdings, Inc.	53,000	71,957
Koa Corp.	3,300	38,766
Koatsu Gas Kogyo Company, Ltd.	3,000	16,243
Kohnan Shoji Company, Ltd.	2,800	48,231
Kohsoku Corp.	1,800	13,725
Kojima Company, Ltd.	3,100	20,152
Kokuyo Company, Ltd.	8,300	61,801
Komatsu Seiren Company, Ltd.	2,000	8,757
Komatsu Wall Industry Company, Ltd.	1,000	9,482
Komeri Company, Ltd.	1,800	49,143
Komori Corp.	6,300	56,212
Konishi Company, Ltd.	1,700	24,814
Kose Corp.	1,500	38,936
Kourakuen Corp.	1,200	16,689
KRS Corp.	900	9,614
Kumagai Gumi Company, Ltd. (I)	17,000	17,358
Kumiai Chemical Industry Company, Ltd.	4,000	11,640
Kura Corp.	800	10,412
Kurabo Industries, Ltd.	22,000	44,214
Kureha Corp.	14,000	68,921
Kurimoto, Ltd.	10,000	21,498
Kuroda Electric Company, Ltd.	3,100	35,690
Kyodo Printing Company, Ltd.	8,000	19,302
Kyodo Shiryo Company, Ltd.	8,000	9,196
Kyoei Steel, Ltd.	1,100	16,748
Kyokuto Securities Company, Ltd.	3,000	21,415
Kyokuyo Company, Ltd.	9,000	20,652
Kyorin Company, Ltd.	4,000	79,621
Kyoritsu Maintenance Company, Ltd.	1,200	17,561
Kyosan Electric
Manufacturing Company, Ltd.	6,000	34,550
Kyowa Exeo Corp.	6,700	68,019
Kyudenko Corp.	4,000	26,375
Laox Company, Ltd. (I)	21,000	14,418
Lec, Inc.	700	10,886
Leopalace21 Corp. (I)(L)	15,500	22,058

The accompanying notes are an integral part of the financial statements.

143

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Life Corp.	3,800	$67,446
Macnica, Inc.	1,300	29,654
Maeda Corp.	10,000	31,433
Maeda Road Construction Company, Ltd.	5,000	48,681
Maezawa Kasei Industries Company, Ltd.	1,100	10,522
Maezawa Kyuso Industries Company, Ltd.	1,500	21,963
Makino Milling Machine Company, Ltd.	8,000	74,465
Mandom Corp.	1,400	38,513
Mars Engineering Corp.	700	11,054
Marubun Corp.	3,300	16,403
Marudai Food Company, Ltd.	12,000	37,012
Maruetsu, Inc.	6,000	22,102
Maruha Group, Inc.	27,385	44,109
Marusan Securities Company, Ltd.	7,800	31,981
Maruwa Company, Ltd.	1,100	47,772
Maruzen Showa Unyu Company, Ltd.	6,000	19,511
Maspro Denkoh Corp.	1,600	12,460
Matsuda Sangyo Company, Ltd.	1,400	21,263
Matsuya Company, Ltd. (I)	2,800	15,377
Matsuya Foods Company, Ltd.	700	13,141
Max Company, Ltd.	5,000	61,883
Maxvalu Tokai Company, Ltd.	1,400	18,428
Megachips Corp.	1,800	29,228
Megane Top Company, Ltd.	2,400	28,890
Megmilk Snow Brand Company, Ltd.	4,800	88,988
Meidensha Corp. (L)	17,000	73,281
Meiji Shipping Company, Ltd.	3,100	10,587
Meiko Network Japan Company, Ltd.	3,100	27,346
Meitec Corp.	3,100	67,804
Meito Sangyo Company, Ltd.	900	11,786
Meiwa Estate Company, Ltd.	2,300	13,129
Melco Holdings, Inc.	1,200	30,771
Michinoku Bank, Ltd.	14,000	27,046
Mikuni Coca-Cola Bottling Company, Ltd.	3,300	28,852
Milbon Company, Ltd.	880	26,219
Mimasu Semiconductor
Industry Company, Ltd.	1,400	16,554
Minato Bank, Ltd.	16,000	27,939
Ministop Company, Ltd.	1,800	32,489
Mirait Holdings Corp.	5,440	43,057
Misawa Homes Company, Ltd. (I)	3,600	22,337
Mitsuba Corp.	4,000	37,272
Mitsubishi Kakoki Kaisha, Ltd.	7,000	16,521
Mitsubishi Paper Mills, Ltd. (I)	37,000	38,375
Mitsubishi Pencil Company, Ltd.	2,500	45,149
Mitsubishi Steel
Manufacturing Company, Ltd.	16,000	55,046
Mitsuboshi Belting Company, Ltd.	6,000	29,784
Mitsui High-Tec, Inc.	2,200	11,211
Mitsui Home Company, Ltd.	3,000	14,984
Mitsui Knowledge Industry Company, Ltd.	90	13,868
Mitsui Matsushima Company, Ltd.	10,000	20,800
Mitsui Mining Company, Ltd.	18,000	31,072
Mitsui Sugar Company, Ltd.	8,000	32,243
Mitsui-Soko Company, Ltd.	9,000	35,342
Mitsuuroko Company, Ltd.	3,200	18,872
Miura Company, Ltd.	2,600	75,337
Miyazaki Bank, Ltd.	14,000	32,142
Miyoshi Oil & Fat Company, Ltd.	9,000	12,658
Mizuho Investors Securities Company, Ltd.	31,000	28,278
Mizuno Corp.	7,000	33,265
Mochida Pharmaceutical Company, Ltd.	7,000	74,898
Modec, Inc.	1,100	18,821
Monex Group, Inc.	78	15,601
Mori Seiki Company, Ltd.	7,900	104,632
Morinaga & Company, Ltd.	14,000	$32,241
Morinaga Milk Industry Company, Ltd.	14,000	59,935
Morita Corp.	3,000	19,190
MOS Food Services, Inc.	1,800	33,795
Moshi Moshi Hotline, Inc.	2,200	35,714
Mr. Max Corp.	3,200	10,921
Musashi Seimitsu Industry Company, Ltd.	2,400	63,430
Musashino Bank, Ltd.	3,800	129,320
Nachi-Fujikoshi Corp.	11,000	65,281
Nagaileben Company, Ltd.	900	26,265
Nagano Bank, Ltd.	8,000	18,546
Nagatanien Company, Ltd.	2,000	21,068
Nakamuraya Company, Ltd.	3,000	14,249
Nakayama Steel Works, Ltd. (I)	11,000	15,082
NEC Fielding, Ltd.	1,200	14,512
NEC Leasing, Ltd.	800	10,698
NEC Mobiling, Ltd.	700	23,740
NEC Networks & System Integration Corp.	2,700	37,807
Net One Systems Company, Ltd.	44	84,925
Neturen Company, Ltd.	3,800	32,154
New Tachikawa Aircraft Company, Ltd.	500	23,290
Nice Corp.	6,000	12,044
Nichias Corp.	7,000	41,382
Nichicon Corp.	4,600	76,248
Nichiden Corp.	700	22,113
Nichiha Corp.	2,400	21,600
Nichii Gakkan Company, Ltd.	5,000	44,492
NICHIREI Corp.	18,000	76,985
Nichireki Company, Ltd.	3,000	14,317
Nidec Copal Corp.	1,200	14,750
Nidec Tosok Corp.	3,000	34,981
Nifco, Inc.	4,700	124,425
Nihon Chouzai Company, Ltd.	710	25,061
Nihon Dempa Kogyo Company, Ltd.	1,800	25,343
Nihon Kagaku Sangyo Company, Ltd.	1,000	7,372
Nihon Kohden Corp.	3,600	89,211
Nihon M&A Center, Inc. (I)	4	21,296
Nihon Nohyaku Company, Ltd.	4,000	18,497
Nihon Parkerizing Company, Ltd.	4,000	61,045
Nihon Shokuhin Kako Company, Ltd.	2,000	9,918
Nihon Unisys, Ltd.	5,100	30,555
Nihon Yamamura Glass Company, Ltd.	10,000	26,452
Nikkiso Company, Ltd.	6,000	53,923
Nippo Corp.	5,000	40,603
Nippon Beet Sugar
Manufacturing Company, Ltd.	15,000	33,707
Nippon Carbon Company, Ltd.	12,000	36,171
Nippon Ceramic Company, Ltd.	2,100	42,652
Nippon Chemi-Con Corp.	11,000	69,330
Nippon Chemical Industrial Company, Ltd.	7,000	15,748
Nippon Denko Company, Ltd.	4,000	27,169
Nippon Densetsu Kogyo Company, Ltd.	5,000	53,283
Nippon Fine Chemical Company, Ltd.	1,800	11,486
Nippon Flour Mills Company, Ltd.	13,000	60,462
Nippon Formula Feed
Manufacturing Company, Ltd. (I)	11,000	13,733
Nippon Gas Company, Ltd.	3,000	41,129
Nippon Kanzai Company, Ltd.	800	13,891
Nippon Kasei Chemical Company, Ltd.	9,000	18,642
Nippon Koei Company, Ltd.	8,000	28,880
Nippon Konpo Unyu Soko Company, Ltd.	6,000	63,891
Nippon Koshuha Steel Company, Ltd.	8,000	11,008
Nippon Light Metal Company, Ltd.	43,000	88,794
Nippon Metal Industry Company, Ltd. (I)	10,000	11,262
Nippon Road Company, Ltd.	7,000	21,104

The accompanying notes are an integral part of the financial statements.

144

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Seiki Company, Ltd.	4,000	$53,063
Nippon Sharyo, Ltd.	8,000	35,179
Nippon Shinyaku Company, Ltd.	4,000	51,128
Nippon Signal Company, Ltd.	2,700	20,872
Nippon Soda Company, Ltd.	16,000	70,728
Nippon Suisan Kaisha, Ltd.	15,600	51,321
Nippon Synthetic Chemical
Industry Company, Ltd.	3,000	21,463
Nippon System
Development Company, Ltd.	3,100	26,065
Nippon Thompson Company, Ltd.	8,000	66,263
Nippon Valqua Industries, Ltd.	8,000	23,595
Nippon Yakin Kogyo Company, Ltd. (I)	11,000	29,787
Nipro Corp.	3,400	61,712
Nishimatsu Construction Company, Ltd.	29,000	42,780
Nishimatsuya Chain Company, Ltd.	5,100	42,252
Nissan Shatai Company, Ltd.	9,000	69,587
Nissen Holdings Company, Ltd.	3,100	18,253
Nisshin Fudosan Company, Ltd.	2,900	18,669
Nisshin Oillio Group, Ltd.	13,000	62,445
Nissin Corp.	8,000	20,169
Nissin Electric Company, Ltd.	2,000	19,032
Nissin Kogyo Company, Ltd.	2,100	37,879
Nissui Pharmaceutical Company, Ltd.	1,600	13,945
Nitta Corp.	2,300	45,038
Nittan Valve Company, Ltd.	1,200	4,766
Nittetsu Mining Company, Ltd.	6,000	27,316
Nitto Boseki Company, Ltd.	22,000	54,964
Nitto Kogyo Corp.	3,400	40,313
Nitto Kohki Company, Ltd.	1,000	23,492
Noevir Holdings Company, Ltd. (I)	1,600	18,209
NOF Corp.	16,000	70,329
Nohmi Bosai, Ltd.	2,000	11,889
Noritake Company, Ltd.	12,000	47,555
Noritsu Koki Company, Ltd. (I)	2,700	14,558
Noritz Corp.	900	16,564
NS Solutions Corp.	1,500	29,362
Obara Corp.	1,400	20,057
OBIC Business Consultants, Ltd.	900	53,005
Oenon Holdings, Inc.	8,000	18,050
Ogaki Kyoritsu Bank, Ltd.	27,000	83,581
Oiles Corp.	2,400	47,637
Oita Bank, Ltd.	12,000	35,762
Okabe Company, Ltd.	5,700	29,948
Okamoto Industries, Inc.	7,000	26,539
Okamoto Machine Tool Works, Ltd. (I)	7,000	13,465
Okamura Corp.	7,000	47,334
Okasan Holdings, Inc.	15,000	56,235
Oki Electric Industry Company, Ltd. (I)	55,000	50,897
Okinawa Electric Power Company, Inc.	1,900	86,229
OKK Corp. (I)	10,000	14,631
OKUMA Corp.	13,000	123,782
Okumura Corp.	12,000	43,877
Okura Industrial Company, Ltd.	4,000	13,231
Okuwa Company, Ltd.	3,000	30,178
Onoken Company, Ltd.	1,900	17,158
Onward Kashiyama Company, Ltd.	11,000	92,933
Optex Company, Ltd.	1,200	15,130
Organo Corp.	3,000	22,654
Origin Electric Company, Ltd. (I)	3,000	15,387
Osaka Steel Company, Ltd.	1,400	27,854
Osaki Electric Company, Ltd.	3,000	30,466
OSG Corp.	7,600	105,968
Oyo Corp.	2,700	28,013
Pacific Golf Group International
Holdings KK	30	$15,775
Pacific Industrial Company, Ltd.	5,000	23,238
Pal Company, Ltd.	950	31,687
PanaHome Corp.	7,000	45,518
Panasonic Electric Works Information
Systems Company, Ltd.	1,000	27,964
Paramount Bed Company, Ltd.	1,100	30,580
Parco Company, Ltd.	5,400	44,559
Paris Miki, Inc.	1,100	10,647
Pasco Corp.	5,000	18,804
Pasona Group, Inc.	22	20,378
Penta-Ocean
Construction Company, Ltd. (L)	28,500	68,649
Pigeon Corp.	1,000	32,923
Pilot Corp.	16	31,457
Piolax, Inc.	1,300	31,226
Plenus Company, Ltd.	2,400	38,771
Point, Inc.	910	39,707
Press Kogyo Company, Ltd.	13,000	66,053
Prima Meat Packers, Ltd.	16,000	19,566
Pronexus, Inc.	2,900	13,592
Rasa Industries, Ltd. (I)	10,000	16,881
Resorttrust, Inc.	2,100	26,492
Rhythm Watch Company, Ltd.	12,000	18,110
Ricoh Leasing Company, Ltd.	2,300	51,458
Riken Corp.	9,000	38,690
Riken Keiki Company, Ltd.	1,300	11,561
Riken Technos Corp.	3,000	10,606
Riken Vitamin Company, Ltd.	1,200	33,216
Ringer Hut Company, Ltd.	1,700	23,186
Riso Kyoiku Company, Ltd. (I)(L)	361	18,609
Rock Field Company, Ltd.	1,000	15,764
Roland Corp.	2,500	24,741
Round One Corp.	3,800	32,537
Royal Holdings Company, Ltd.	3,000	31,045
Ryobi, Ltd.	9,000	40,602
Ryoden Trading Company, Ltd.	4,000	24,814
Ryohin Keikaku Company, Ltd.	1,700	81,560
Ryosan Company, Ltd.	3,600	76,863
Ryoshoku, Ltd.	800	18,649
Ryoyo Electro Corp.	2,600	25,879
S Foods, Inc.	500	4,262
Saibu Gas Company, Ltd.	19,000	48,510
Saizeriya Company, Ltd.	3,000	57,005
Sakai Chemical Industry Company, Ltd.	9,000	41,012
Sakata INX Corp.	6,000	28,189
Sakata Seed Corp.	2,900	42,240
Sala Corp.	1,500	7,343
San-A Company, Ltd.	700	27,011
San-Ai Oil Company, Ltd.	5,000	28,770
Sanden Corp.	8,000	41,553
Sangetsu Company, Ltd.	3,500	85,416
Sankei Building Company, Ltd.	3,700	20,457
Sanken Electric Company, Ltd.	12,000	70,786
Sanki Engineering Company, Ltd.	6,000	33,655
Sanko Marketing Foods Company, Ltd.	18	16,969
Sankyo Seiko Company, Ltd.	3,200	10,615
Sankyo-Tateyama Holdings, Inc. (I)	22,000	32,398
Sankyu, Inc.	8,000	37,438
Sanoh Industrial Company, Ltd.	2,600	22,128
Sanshin Electronics Company, Ltd.	2,600	20,770
Sanwa Shutter Corp.	22,000	76,877
Sanyo Chemical Industries, Ltd.	8,000	63,595
Sanyo Denki Company, Ltd.	5,000	45,025

The accompanying notes are an integral part of the financial statements.

145

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sanyo Shokai, Ltd.	11,000	$32,153
Sanyo Special Steel Company, Ltd.	10,000	63,567
Sasebo Heavy Industries Company, Ltd.	9,000	16,763
Sato Corp.	1,700	21,768
Satori Electric Company, Ltd.	2,000	12,506
Seika Corp.	7,000	18,373
Seikagaku Corp.	3,300	37,669
Seiko Holdings Corp.	11,000	38,343
Seiren Company, Ltd.	5,200	33,256
Sekisui Jushi Corp.	3,000	30,632
Sekisui Plastics Company, Ltd.	5,000	22,947
Senko Company, Ltd.	9,000	30,601
Senshukai Company, Ltd.	4,400	26,926
Shibusawa Warehouse Company, Ltd.	5,000	16,186
Shibuya Kogyo Company, Ltd.	800	8,682
Shikibo, Ltd.	11,000	12,213
Shikoku Bank, Ltd.	15,000	47,770
Shikoku Chemicals Corp.	3,000	17,230
Shima Seiki Manufacturing, Ltd.	2,300	59,633
Shimachu Company, Ltd.	3,800	92,924
Shimizu Bank, Ltd.	900	32,035
Shin Nippon Air
Technologies Company, Ltd.	2,900	15,058
Shin Nippon
Biomedical Laboratories, Ltd. (I)	1,900	6,522
Shin-Etsu Polymer Company, Ltd.	3,000	15,690
Shin-Kobe Electric
Machinery Company, Ltd.	2,000	32,029
Shinagawa Refractories Company, Ltd.	6,000	17,781
Shindengen Electric
Manufacturing Company, Ltd.	5,000	23,613
Shinkawa, Ltd.	1,500	12,159
Shinko Electric Company, Ltd.	12,000	40,079
Shinko Plantech Company, Ltd.	3,300	35,654
Shinko Shoji Company, Ltd.	2,700	21,365
Shinmaywa Industries, Ltd.	9,000	34,374
Shinwa Kaiun Kaisha, Ltd.	8,000	16,090
Ship Healthcare Holdings Inc	2,600	48,166
Shizuoka Gas Company, Ltd.	4,500	25,490
SHO-BOND Holdings Company, Ltd.	1,200	28,943
Shochiku Company, Ltd.	6,000	49,265
Showa Corp. (I)	3,500	25,159
Showa Sangyo Company, Ltd.	7,000	19,630
Siix Corp.	2,200	33,733
Simplex Technology, Inc.	40	16,635
Sinanen Company, Ltd.	6,000	26,217
Sintokogio, Ltd.	4,600	47,248
Sky Perfect JSAT Corp.	177	73,106
SMK Corp. (I)	6,000	26,333
So-net Entertainment Corp. (L)	19	80,312
So-net M3, Inc.	12	87,307
Sogo Medical Company, Ltd.	600	19,733
Sohgo Security Services Company, Ltd.	5,000	56,193
SRI Sports, Ltd.	1,300	13,875
ST Corp.	1,100	11,820
St. Marc Holdings Company, Ltd.	900	33,783
Star Micronics Company, Ltd.	2,600	30,834
Starzen Company, Ltd.	6,000	17,494
Stella Chemifa Corp.	800	28,436
Sumikin Bussan Corp.	9,000	21,848
Suminoe Textile Company, Ltd.	5,000	9,744
Sumiseki Holdings, Inc. (I)	4,400	5,738
Sumisho Computer Systems Corp. (L)	1,700	29,439
Sumitomo Densetsu Company, Ltd.	4,200	24,469
Sumitomo Light Metal Industries, Ltd. (I)	29,000	29,055
Sumitomo Mitsui Company, Ltd. (I)	28,700	$24,755
Sumitomo Osaka Cement Company, Ltd.	30,000	84,375
Sumitomo Pipe & Tube Company, Ltd.	2,300	15,492
Sumitomo Real Estate Sales Company, Ltd.	510	23,768
Sumitomo Seika Chemicals Company, Ltd.	4,000	22,302
Sumitomo Warehouse Company, Ltd.	16,048	72,932
SWCC Showa Holdings Company, Ltd. (I)	24,000	30,602
T Rad Company, Ltd.	7,000	33,723
T. Hasegawa Company, Ltd.	1,600	24,954
Tachi-S Company, Ltd.	2,700	50,181
Tachibana Eletech Company, Ltd.	1,500	14,937
Tadano, Ltd.	11,000	66,633
Taihei Dengyo Kaisha, Ltd.	3,000	22,636
Taihei Kogyo Company, Ltd.	5,000	21,825
Taiho Kogyo Company, Ltd.	2,500	24,765
Taikisha, Ltd.	2,100	41,635
Taisei Lamick Company, Ltd.	600	17,170
Taiyo Ink Manufacturing Company, Ltd.	1,300	38,702
Takagi Securities Company, Ltd. (I)	7,000	7,663
Takamatsu Corp.	1,500	21,307
Takaoka Electric
Manufacturing Company, Ltd.	7,000	22,243
Takara Holdings, Inc.	13,000	66,351
Takara Standard Company, Ltd.	7,000	53,675
Takasago International Corp.	8,000	38,963
Takasago Thermal
Engineering Company, Ltd.	5,700	44,542
Takihyo Company, Ltd.	3,000	15,686
Takiron Company, Ltd.	6,000	21,818
Takuma Company, Ltd. (I)	6,000	30,540
Tamron Company, Ltd.	1,500	35,954
Tamura Corp.	7,000	22,471
Tatsuta Electric Wire &
Cable Company, Ltd.	6,000	31,143
Tecmo Koei Holdings Company, Ltd.	2,100	17,232
Teikoku Electric
Manufacturing Company, Ltd.	700	15,103
Teikoku Piston Ring Company, Ltd.	1,400	16,882
Teikoku Sen-I Company, Ltd.	2,000	12,450
Telepark Corp.	13	24,285
Temp Holdings Company, Ltd.	2,400	22,211
Tenma Corp.	1,800	18,078
The Chiba Kogyo Bank, Ltd. (I)	3,200	17,820
The Daiei, Inc. (I)	5,650	20,595
The Hokkoku Bank, Ltd.	5,000	17,514
The Hyakugo Bank, Ltd.	20,000	81,104
The Pack Corp.	1,300	21,446
The San-in Godo Bank, Ltd.	8,000	57,408
The Yachiyo Bank, Ltd.	1,700	48,367
Tigers Polymer Corp.	1,000	5,398
TKC Corp.	1,500	34,268
TOA Corp.	22,000	40,643
Toagosei Company, Ltd.	18,000	90,742
Tobishima Corp. (I)	36,000	12,132
TOC Company, Ltd.	6,800	30,523
Tocalo Company, Ltd.	1,300	32,170
Tochigi Bank, Ltd.	11,000	41,940
Toda Corp.	17,000	61,621
Toda Kogyo Corp.	3,000	30,367
Toei Company, Ltd.	5,000	23,023
Toenec Corp.	4,000	21,025
Toho Bank, Ltd.	18,000	39,911
Toho Company, Ltd.	3,000	11,517
Toho Holdings Company, Ltd.	3,300	32,923
Toho Real Estate Company, Ltd.	3,000	16,006

The accompanying notes are an integral part of the financial statements.

146

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Toho Zinc Company, Ltd.	10,000	$49,013
Tohoku Bank, Ltd.	4,000	5,927
Tokai Carbon Company, Ltd.	17,000	95,174
Tokai Holdings
Corptokai Holdings Corp. (I)	4,000	19,797
Tokai Rubber Industries, Ltd.	2,400	32,087
Tokai Tokyo Securities Company, Ltd.	16,000	48,627
Token Corp.	810	29,451
Tokimec, Inc.	5,000	7,173
Tokushu Tokai Holdings Company, Ltd.	15,000	30,681
Tokyo Dome Corp. (I)	11,000	21,671
Tokyo Energy & Systems, Inc.	2,000	11,379
Tokyo Ohka Kogyo Company, Ltd.	4,200	90,559
Tokyo Rakutenchi Company, Ltd.	2,000	6,990
Tokyo Rope Manufacturing Company, Ltd.	12,000	45,598
Tokyo Seimitsu Company, Ltd.	2,600	50,518
Tokyo Tekko Company, Ltd.	4,000	12,017
Tokyo Theatres Company, Inc.	9,000	11,549
Tokyo Tomin Bank, Ltd.	2,800	34,971
Tokyotokeiba Company, Ltd.	19,000	24,590
Tokyu Community Corp.	700	22,079
Tokyu Construction Company, Ltd.	9,910	25,951
Tokyu Livable, Inc.	1,800	16,400
Tomato Bank, Ltd.	11,000	20,827
Tomen Devices Corp.	600	14,525
Tomen Electronics Corp.	1,900	23,377
Tomoe Corp.	2,200	8,771
Tomoe Engineering Company, Ltd.	800	17,847
Tomoku Company, Ltd.	6,000	16,049
TOMONY Holdings, Inc.	15,000	57,766
Tomy Company, Ltd.	4,500	38,200
Tonami Holdings Company, Ltd.	6,000	11,738
Topcon Corp. (L)	5,900	33,454
Toppan Forms Company, Ltd.	5,600	44,599
Topre Corp.	4,300	45,864
Topy Industries, Ltd.	18,000	51,354
Toridoll Corp.	7	9,555
Torigoe Company, Ltd.	2,300	20,051
Torii Pharmaceutical Company, Ltd.	1,100	20,778
Torishima Pump
Manufacturing Company, Ltd.	900	14,460
Toshiba Machine Company, Ltd.	14,000	76,577
Toshiba Plant Systems & Services Corp.	4,000	47,426
Toshiba TEC Corp.	9,000	39,349
Tosho Printing Company, Ltd.	7,000	12,644
Totetsu Kogyo Company, Ltd.	3,000	28,740
Tottori Bank, Ltd.	4,000	7,473
Towa Bank, Ltd.	21,000	25,428
Towa Corptowa Corp.	2,200	14,166
Towa Pharmaceutical Company, Ltd.	1,300	78,611
Toyo Construction Company, Ltd.	34,000	37,756
Toyo Corp.	3,200	34,909
Toyo Electric
Manufacturing Company, Ltd.	3,000	14,419
Toyo Engineering Corp.	10,000	39,926
Toyo Ink Manufacturing Company, Ltd.	15,000	72,423
Toyo Kanetsu KK	10,000	24,703
Toyo Kohan Company, Ltd.	4,000	18,633
Toyo Securities Company, Ltd.	6,000	9,894
Toyo Tanso Company, Ltd.	1,000	51,097
Toyo Tire & Rubber Company, Ltd.	15,000	38,096
Toyo Wharf & Warehouse Company, Ltd.	6,000	9,864
Toyobo Company, Ltd.	48,936	71,999
Transcosmos, Inc.	2,800	30,920
Trusco Nakayama Corp.	2,500	49,021
TS Tech Company, Ltd.	5,700	$108,575
Tsi Holdings Co
Ltdtsi Holdings Co Ltd. (I)	9,970	70,838
Tsubakimoto Chain Company, Ltd.	8,000	49,452
Tsugami Corp.	6,000	35,757
Tsukishima Kikai Company, Ltd.	2,000	17,441
Tsuruha Holdings, Inc.	1,500	72,030
Tsurumi Manufacturing Company, Ltd.	2,000	14,572
Tsutsumi Jewelry Company, Ltd.	1,100	26,500
U-Shin, Ltd.	2,300	19,165
Ube Material Industries, Ltd.	5,000	19,723
Uchida Yoko Company, Ltd.	4,000	11,975
ULVAC, Inc. (I)	2,900	71,581
Uniden Corp.	9,000	36,799
Unihair Company, Ltd. (I)	3,500	35,541
Union Tool Company, Ltd.	1,500	32,659
Unipres Corp.	2,600	67,542
United Arrows, Ltd.	2,400	51,003
Unitika, Ltd. (I)	45,000	30,187
Universe Company, Ltd.	1,100	20,487
Valor Company, Ltd.	4,100	57,612
Vital KSK Holdings, Inc.	3,900	32,490
Wacom Company, Ltd.	52	60,669
Wakachiku Construction Company, Ltd. (I)	17,000	22,450
Warabeya Nichiyo Company, Ltd.	1,900	21,763
Watabe Wedding Corp.	1,100	9,260
Watami Company, Ltd.	2,500	52,897
Xebio Company, Ltd.	1,500	33,953
Yahagi Construction Company, Ltd.	2,000	10,153
Yaizu Suisankagaku
Industry Company, Ltd.	1,100	10,102
Yamabiko Corp.	1,200	14,972
Yamagata Bank, Ltd.	16,000	76,312
Yamanashi Chuo Bank, Ltd.	13,000	55,153
Yamatane Corp.	11,000	16,643
Yamazen Corp.	5,700	40,394
Yaoko Company, Ltd.	300	9,445
Yasuda Warehouse Company, Ltd.	2,900	17,377
Yellow Hat, Ltd.	2,200	23,354
Yodogawa Steel Works, Ltd.	10,000	42,072
Yokogawa Bridge Corp.	3,000	19,460
Yokohama Reito Company, Ltd.	4,000	27,020
Yokowo Company, Ltd.	2,000	11,783
Yomeishu Seizo Company, Ltd.	1,000	9,221
Yomiuri Land Company, Ltd.	3,000	10,033
Yondenko Corp.	3,000	13,426
Yonekyu Corp.	2,000	15,247
Yorozu Corp.	1,800	39,649
Yoshinoya D&C Company, Ltd.	53	65,417
Yuasa Trading Company, Ltd.	21,000	33,077
Yuki Gosei Kogyo Co., Ltd. (I)	3,000	7,190
Yukiguni Maitake Company, Ltd.	3,400	19,847
Yurtec Corp.	4,000	19,729
Yusen Logistics Company, Ltd.	1,200	20,027
Yushin Precision Equipment Company, Ltd.	1,100	23,273
Yushiro Chemical Industry Company, Ltd.	1,500	21,524
Zenrin Company, Ltd.	2,100	21,996
Zensho Company, Ltd. (L)	6,000	76,293
Zeria Pharmaceutical Company, Ltd.	2,000	25,406
Zuken, Inc.	2,200	15,636
		27,675,826
Jersey, C.I. - 0.00%
Atrium European Real Estate, Ltd.	375	2,470

The accompanying notes are an integral part of the financial statements.

147

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Liechtenstein - 0.14%
Liechtensteinische Landesbank AG	1,361	$122,058
Verwaltungs & Privat Bank AG	492	64,643
		186,701
Luxembourg - 0.10%
GAGFAH SA (I)	1,693	12,311
Regus PLC	66,614	118,359
		130,670
Malaysia - 0.03%
Samling Global, Ltd.	360,000	39,091
Netherlands - 1.93%
Aalberts Industries NV	9,501	222,113
Accell Groupaccell Group	1,666	47,950
AMG Advanced
Metallurgical Group NV (I)	1,851	34,684
Amsterdam Commodities Nv	938	14,292
Arcadis NV	6,428	157,209
ASM International NV	5,593	220,724
Beter Bed Holding NV	213	5,808
BinckBank NV	4,026	55,215
Brunel International NV	825	36,394
CSM	5,756	193,643
Fornix Biosciences NV	819	1,740
Grontmij NV	1,294	25,747
Heijmans NV	2,023	50,976
Imtech NV	5,376	190,119
InnoConcepts NV (I)	10,527	153
Kendrion NV	204	5,237
Koninklijke BAM Groep NV	22,920	143,462
Koninklijke Ten Cate NV	3,975	160,947
Mediq NV	5,755	110,968
Nutreco Holding NV	2,871	211,032
Ordina NV (I)	5,537	26,711
Pharming Group NV (I)(L)	17,228	3,223
Sligro Food Group NV	2,169	77,333
SNS REAAL NV (I)	16,603	74,138
Telegraaf Media Groep NV	4,601	84,659
TKH Group NV	2,067	66,756
TomTom NV (I)(L)	15,548	82,309
Unit 4 Agresso NV	1,920	69,415
USG People NV	6,381	110,353
Wavin NV (I)	2,026	30,570
		2,513,880
New Zealand - 0.71%
Air New Zealand, Ltd.	19,995	18,595
Fisher & Paykel
Appliances Holdings, Ltd. (I)	73,602	35,435
Fisher & Paykel Healthcare Corp.	28,076	64,236
Fletcher Building, Ltd. (Australian
Stock Exchange)	2,645	18,859
Freightways, Ltd.	8,921	23,696
Infratil, Ltd.	66,634	99,989
Mainfreight, Ltd.	7,268	61,165
New Zealand Oil & Gas, Ltd. (I)	43,880	30,215
New Zealand Refining Company, Ltd.	19,629	61,681
Nuplex Industries, Ltd.	56,785	136,507
PGG Wrightson, Ltd. (I)	8,197	3,276
Pike River Coal Company, Ltd. (I)	21,968	0
Port of Tauranga, Ltd.	5,763	42,280
Pumpkin Patch, Ltd.	7,395	6,439
Ryman Healthcare, Ltd.	14,826	34,024
Sky City Entertainment Group, Ltd.	49,413	148,475
Sky Network Television, Ltd.	12,878	59,368
Tower, Ltd.	20,665	$26,035
Vector, Ltd.	18,041	37,986
Warehouse Group, Ltd.	4,936	14,201
		922,462
Norway - 1.10%
Acta Holding ASA	24,000	12,179
Aktiv Kapital ASA	4,600	28,574
Algeta ASA (I)	600	21,508
Bonheur ASA	1,100	28,137
BW Offshore, Ltd.	30,800	70,145
BWG Homes ASA	8,510	33,256
Camillo Eitzen & Company ASA (I)	1,300	1,191
Cermaq ASA (I)	9,600	153,438
Copeinca ASA (I)	9,200	85,255
Det Norske Oljeselskap ASA (I)	3,542	20,665
DOF ASA (I)	1,335	11,900
EDB Business Partner ASA (I)	946	2,420
Eitzen Chemical ASA (I)	21,250	1,943
Eltek ASA (I)	22,000	19,985
Ementor ASA	15,457	162,597
Ganger Rolf ASA	700	17,127
Kongsberg Automotive Holding ASA (I)	29,400	23,652
Kverneland Gruppen ASA (I)(L)	15,000	17,072
Nordic Semiconductor ASA (L)	27,500	104,493
Norske Skogindustrier ASA (I)	21,000	34,785
Norwegian Air Shuttle ASA (I)(L)	3,567	65,846
Norwegian Energy Company AS (I)(L)	16,500	21,124
Opera Software ASA	8,100	51,063
Scana Industrier ASA (I)	8,889	9,836
Sevan Marine ASA (I)	51,607	3,727
Siem Offshore, Inc. (I)	20,000	38,892
Solstad Offshore ASA	2,900	63,404
Songa Offshore SE (I)	14,000	69,291
Sparebanken Midt-Norge ASA	3,000	27,212
Tomra Systems ASA	15,212	132,957
Veidekke ASA	6,400	58,326
Wilh Wilhelmsen Holding ASA, Class A	1,300	36,935
		1,428,935
Papua New Guinea - 0.01%
Highlands Pacific, Ltd. (I)	59,421	15,396
Peru - 0.09%
Hochschild Mining PLC	16,572	122,399
Portugal - 0.38%
Altri SGPS SA (L)	31,618	66,935
Banco BPI SA (I)	23,984	35,278
BANIF SGPS SA (I)	17,971	16,230
Brisa Auto Estrada SA	1,969	12,020
Impresa SGPS SA (I)	11,168	11,173
Investimentos Participacoes
e Gestao SA (I)	15,959	6,497
Mota Engil	5,366	12,446
Portucel - Empresa Produtora de Pasta
e Papel SA	28,126	93,486
Redes Energeticas Nacionais SA	12,164	43,729
Semapa-Sociedade de Investimento
& Gestao	5,253	56,904
Sonae	50,046	52,365
Sonae Capital SGPS SA (I)	16,889	7,593
Teixeira Duarte SA	21,736	13,553
Zon Multimedia SA	14,900	69,138
		497,347

The accompanying notes are an integral part of the financial statements.

148

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore - 1.34%
Allgreen Properties, Ltd.	130,000	$169,541
Asia Food & Properties, Ltd. (I)	190,000	48,913
ASL Marine Holdings, Ltd.	19,600	9,761
Ban Joo & Company, Ltd. (I)	396,000	8,027
Banyan Tree Holdings, Ltd.	54,000	37,855
Biosensors International Group, Ltd. (I)	46,000	48,312
Bukit Sembawang Estates, Ltd.	16,000	57,617
Cerebos Pacific, Ltd.	10,000	41,223
CH Offshore, Ltd.	38,000	13,303
China Aviation Oil Singapore Corp., Ltd.	12,000	11,843
China Merchants Holdings Pacific, Ltd.	50,000	22,389
Creative Technology, Ltd.	6,650	16,295
CSE Global, Ltd.	55,000	56,482
Ezion Holdings, Ltd.	49,000	27,813
Ezra Holdings, Ltd.	50,400	61,416
First Resources, Ltd.	74,000	83,746
Food Empire Holdings, Ltd.	43,200	13,031
Gallant Venture, Ltd. (I)	71,000	23,847
Goodpack, Ltd.	29,000	43,264
Ho Bee Investment, Ltd.	18,000	21,145
Hong Fok Corp., Ltd. (I)	49,000	21,569
Hong Leong Asia, Ltd.	13,000	24,061
Hotel Plaza, Ltd.	21,500	34,134
Hotel Properties, Ltd.	24,000	45,121
HTL International Holdings, Ltd.	34,000	12,751
Hyflux, Ltd.	51,000	82,745
Jaya Holdings, Ltd. (I)	51,000	24,291
Jurong
Technologies Industrial Corp., Ltd. (I)	194,350	0
KS Energy Services, Ltd. (I)	20,000	17,473
Metro Holdings, Ltd.	63,600	40,696
Midas Holdings, Ltd.	68,000	36,055
MobileOne, Ltd.	16,000	32,967
Oceanus Group, Ltd. (I)	116,000	21,751
Orchard Parade Holdings, Ltd.	5,000	5,957
Osim International, Ltd.	43,000	52,389
Otto Marine, Ltd.	96,000	16,848
Petra Foods, Ltd.	45,000	72,564
Raffles Education Corp., Ltd. (I)	76,188	30,479
Raffles Medical Group, Ltd.	24,000	45,723
Rotary Engineering, Ltd.	22,000	14,881
SBS Transit, Ltd.	5,000	7,669
SC Global Developments, Ltd.	22,000	26,163
Stamford Land Corp., Ltd.	59,000	29,825
Super Coffeemix Manufacturing, Ltd.	42,000	48,973
Swiber Holdings, Ltd. (I)	20,000	11,853
Tat Hong Holdings, Ltd.	31,000	20,071
United Engineers, Ltd.	19,000	33,841
UOB-Kay Hian Holdings, Ltd.	31,000	40,916
WBL Corp., Ltd.	4,000	11,405
Wing Tai Holdings, Ltd.	39,000	46,747
Yongnam Holdings, Ltd.	87,000	18,834
		1,744,575
South Africa - 0.06%
First Uranium Corp. (I)(L)	13,300	7,171
Great Basin Gold, Ltd. (I)(L)	34,200	70,212
		77,383
Spain - 2.06%
Abengoa SA (I)	3,034	91,983
Afirma Grupo Inmobiliario SA (I)	30,139	7,991
Amper SA (I)	1,961	9,983
Antena 3 de Television SA (I)	3,644	30,081
Banco Pastor SA (L)	16,502	71,770
Bankinter SA (L)	4,910	$33,326
Bolsas y Mercados Espanoles SA (L)	4,534	134,879
Caja de Ahorros del Mediterraneo	5,428	36,572
Cementos Portland Valderrivas SA (I)	1,547	28,851
Construcciones & Auxiliar
de Ferrocarriles SA (I)	394	231,962
Corporacion Dermoestetica SA (I)	1,972	4,211
Dinamia SA (I)	1,158	12,023
Duro Felguera SA	2,840	23,678
Ebro Foods SA	16,526	381,826
Elecnor SA	2,026	32,024
Ercros SA (I)	12,567	17,587
Faes Farma SA	15,161	45,841
Fluidra SA	3,227	13,103
Gamesa Corporacion Tecnologica SA	924	7,485
General de Alquiler de Maquinaria (I)	2,658	6,147
Grifols SA (I)	2,040	40,934
Grupo Catalana Occidente SA (I)	2,531	62,216
Grupo Empresarial Ence SA (I)	15,191	59,993
Grupo Tavex SA (I)	6,482	3,780
Indra Sistemas SA	6,020	124,504
Laboratorios Almirall SA	6,009	64,579
Laboratorios Farmaceuticos Rovi SA	1,750	13,907
NH Hoteles SA (I)	8,165	61,432
Obrascon Huarte Lain SA	3,281	125,379
Papeles y Cartones de Europa SA (I)	4,778	26,216
Pescanova SA	587	25,274
Promotora de Informaciones SA (I)	9,049	21,135
Prosegur Cia de Seguridad SA (I)	1,252	66,559
Realia Business SA (I)	9,431	23,387
Service Point Solutions SA (I)	7,933	4,498
Sociedad Nacional Inds. (I)	12,960	29,718
Sol Melia SA (I)	5,056	61,110
SOS Cuetara SA (I)	11,142	8,585
Tecnicas Reunidas SA	1,910	98,288
Tubacex SA (I)	10,312	42,247
Tubos Reunidos SA (I)	9,106	28,655
Unipapel SA (I)	209	3,728
Vidrala SA (I)	2,647	75,899
Viscofan SA (I)	6,729	268,088
Vocento SA (I)	9,411	45,270
Zeltia SA (I)	21,956	72,560
		2,679,264
Sweden - 2.78%
AarhusKarlshamn AB	5,545	160,870
Acando AB	6,279	16,081
Active Biotech AB (I)	2,172	28,647
AddTech AB	2,310	65,551
Angpanneforeningen AB	3,536	69,040
Avanza Bank Holding AB	1,104	33,759
Axfood AB	1,565	55,001
Axis Communications AB	9,260	188,139
BE Group AB (I)	4,723	29,123
Beijer Alma AB	229	4,725
Bergman & Beving AB	3,490	54,052
Betsson Abbetsson AB (I)	2,976	71,040
Bilia AB	1,720	30,996
Billerud Aktibolag AB	18,295	191,626
Bure Equity AB (I)	7,860	39,516
Castellum AB	2,434	36,472
Clas Ohlson AB	4,002	56,447
Cloetta AB	2,181	11,551
Concordia Maritime AB	2,200	5,563
D Carnegie & Company AB (I)	845,205	0

The accompanying notes are an integral part of the financial statements.

149

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Duni AB	6,481	$62,505
East Capital Explorer AB	3,589	41,675
Enea AB (I)	1,999	13,151
Eniro AB (I)	12,390	43,762
Etrion Corp. (I)	2,427	1,919
Fabege AB	5,054	50,780
Fagerhult AB	749	20,894
G & L Beijer AB	1,125	45,174
Haldex AB (I)	6,370	34,004
Haldex AB, Red Shares (I)	6,370	30,212
Hoganas AB	4,776	191,047
Holmen AB, Series B	4,455	138,894
Hufvudstaden AB-A SHS	638	7,644
Industrial & Financial Systems AB	3,487	65,450
Indutrade AB	1,973	63,169
Intrum Justitia AB	6,104	89,729
JM AB	8,981	211,764
KappAhl Holding AB (L)	8,073	39,183
Lindab International AB	6,008	65,683
Loomis AB	2,001	27,906
Mekonomen AB	2,150	74,443
NCC AB	8,075	183,711
Net Insight AB (I)(L)	40,297	19,939
New Wave Group AB	6,024	43,240
Nibe Industrier AB (L)	6,731	116,514
Nobia AB (I)	17,611	115,530
OEM International AB	1,799	17,336
ORC Software AB	1,548	20,622
PA Resources AB (I)	19,862	12,552
Peab AB	14,016	100,115
Proffice AB	6,320	32,375
Rezidor Hotel Group AB (I)	8,897	56,266
RNB Retail & Brands AB (I)	31,521	15,997
SAS AB (I)(L)	17,484	46,948
Seco Tools AB	2,691	43,655
Studsvik AB (I)	218	1,668
Sweco AB	3,557	35,007
Swedish Orphan Biovitrum AB (I)	11,871	46,919
TradeDoubler AB (I)	4,887	31,272
Trelleborg AB, Series B	18,933	210,199
Wihlborgs Fastigheter AB	392	5,671
		3,622,723
Switzerland - 5.27%
Advanced Digital Broadcast Holdings SA	245	6,003
Affichage Holding AG (I)	88	16,388
AFG Arbonia-Forster Holding AG (I)	1,594	58,302
Allreal Holding AG (I)	690	113,667
Ascom Holding AG	3,146	46,586
Autoneum Holding AG (I)	430	45,084
Bank Coop AG	1,620	130,447
Bank Sarasin & Compagnie AG	3,236	128,150
Banque Privee Edmond de Rothschild SA	1	28,249
Barry Callebaut AG (I)	80	79,210
Basilea Pharmaceutica (I)	776	56,632
Belimo Holding AG	24	51,735
Berner Kantonalbank	285	83,704
Bobst Group AG (I)	1,189	44,546
Bucher Industries AG	751	166,355
Burckhardt Compression Holding AG	370	112,904
Centralschweizerische Kraftwerke AG	127	49,698
Charles Voegele Holding AG (I)	998	53,181
Cicor Technologies (I)	322	16,854
Clariant AG (I)	17,216	329,084
Compagnie Financiere Tradition SA BR	211	27,094
Cytos Biotechnology AG (I)	166	$1,198
Daetwyler Holding AG	778	67,614
Dufry Group AG (I)	1,855	233,596
EFG International (I)	5,629	62,376
Elektrizitaets-Gesellschaft Laufenburg AG	11	11,070
Emmi AG	319	81,139
EMS-Chemie Holding AG	564	114,712
Energiedienst Holding AG (I)	559	36,558
Ferrexpo PLC	5,555	41,868
Flughafen Zuerich AG	380	173,363
Forbo Holding AG (I)	196	148,738
Galenica Holding AG	437	279,462
GAM Holding, Ltd. (I)	25,978	426,263
Georg Fischer AG (I)	952	523,444
Gottex Fund
Management Holdings, Ltd. (I)	1,478	9,014
Helvetia Patria Holding AG (I)	307	131,459
Inficon Holding AG (I)	75	15,665
Kaba Holding AG	317	137,661
Komax Holding AG (I)	777	90,804
Kudelski SA	4,675	72,290
Kuoni Reisen Holding AG (I)	248	95,930
LEM Holding SA	52	35,847
Logitech International SA (I)(L)	9,485	106,277
Luzerner Kantonalbank AG (I)	127	49,262
Meyer Burger Technology AG (I)(L)	3,227	142,542
Micronas Semiconductor Holding AG (I)	5,145	44,286
Mobilezone Holding AG (I)	3,138	35,137
Mobimo Holding AG (I)	528	136,718
Orascom Development Holding AG (I)	1,134	37,342
Orell Fuessli Holding AG	136	20,767
Panalpina Welttransport Holding AG (I)	1,612	221,303
Petroplus Holdings AG (I)	9,787	139,697
Phoenix Mecano AG	31	23,843
PubliGroupe SA	20	3,640
Rieter Holding AG (I)	430	112,200
Romande Energie Holding SA	52	95,538
Schaffner Holding AG (I)	40	16,128
Schmolz + Bickenbach AG (I)	945	11,690
Schulthess Group AG (I)	615	39,482
Schweizerhall Holding AG (I)	303	29,949
Schweizerische National-Versicherungs-
Gesellschaft AG	1,339	53,168
Siegfried Holding AG (I)	53	6,479
St. Galler Kantonalbank	55	30,240
Swissfirst AG (I)	655	14,803
Swissquote Group Holding SA	1,093	58,518
Tamedia AG (I)	188	27,716
Tecan Group AG (I)	628	52,657
Temenos Group AG (I)	8,708	269,130
Unaxis Holding AG (I)	14,200	114,553
Valiant Holding AG	602	90,222
Valora Holding AG	284	87,135
Vaudoise Assurances Holding SA	138	45,960
Von Roll Holding AG (I)(L)	7,878	33,238
Vontobel Holding AG	3,372	114,270
WMH Walter Meier AG (I)	163	42,543
Ypsomed Holding AG (I)	276	15,593
Zuger Kantonalbank	17	115,658
		6,871,628
Taiwan - 0.00%
Ya Hsin Industrial Company, Ltd. (I)	138,000	0
United Arab Emirates - 0.16%
Lamprell PLC	33,952	205,667

The accompanying notes are an integral part of the financial statements.

150

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom - 17.28%
888 Holdings PLC (I)	12,231	$6,772
A.G. Barr PLC	3,000	63,374
Aberdeen Asset Management PLC	52,239	186,937
AEA Technology Group PLC (I)	19,508	1,119
Aegis Group PLC	74,891	192,221
Afren PLC (I)	55,554	140,796
Alexon Group PLC (I)	6,881	1,147
Alizyme PLC (I)	22,479	0
Allied Gold Mining Plc Cdi
Receipt Npv (I)	3,319	10,537
Amlin PLC	12,484	81,370
Anglo Pacific Group PLC	10,171	52,091
Antisoma PLC (I)	56,367	2,398
Ashmore Group PLC	3,238	20,695
Ashtead Group PLC	54,314	148,177
Aveva Group PLC	9,024	248,105
Avis Europe PLC (I)	6,910	34,425
Axis-Shield PLC (I)	2,271	11,627
Babcock International Group PLC	43,044	491,830
Balfour Beatty PLC	40,039	198,256
Barratt Developments PLC (I)	98,477	180,575
BBA Aviation PLC	48,270	168,581
Beazley PLC	57,792	115,947
Bellway PLC	10,163	116,631
Berkeley Group Holdings PLC (I)	13,633	281,842
Bodycote PLC	19,111	114,076
Bovis Homes Group PLC (I)	13,879	98,467
Brammer PLC (I)	8,722	46,398
Brewin Dolphin Holdings PLC	23,416	55,811
British Polythene Industries PLC (I)	4,443	21,010
Britvic PLC	32,362	204,964
BTG PLC (I)	25,585	114,980
Capital & Counties Properties PLC	4,640	14,663
Capital & Regional PLC (I)	28,406	17,904
Carillion PLC	24,339	146,818
Carpetright PLC (I)	4,169	43,561
Carphone Warehouse Group PLC	3,163	21,474
Charles Taylor Consulting PLC	3,000	7,296
Charter International PLC	10,784	137,091
Chaucer Holdings PLC	24,034	20,495
Chemring Group PLC	37,420	384,088
Chesnara PLC	704	2,732
Chime Communications PLC	5,129	22,795
Cineworld Group PLC	6,663	21,758
Close Brothers Group PLC	16,016	198,451
Cobham PLC	6,141	20,840
Collins Stewart PLC	14,755	16,647
Colt Telecom Group SA (I)	31,617	72,565
Communisis PLC (I)	1	1
Computacenter PLC	9,482	73,055
Concentric Ab (I)	6,370	44,110
Cookson Group PLC	33,297	359,413
Corin Group PLC	4,523	3,811
Costain Group PLC	3,598	12,576
Cranswick PLC (I)	8,814	103,055
Creston PLC	10,587	19,527
Croda International PLC (I)	12,609	381,879
CSR PLC	18,505	91,963
D.S. Smith PLC (I)	57,738	232,492
Daily Mail & General Trust PLC	17,811	132,759
Dairy Crest Group PLC	13,990	83,080
Davis Service Group PLC	17,163	150,083
De La Rue PLC	7,909	97,037
Debenhams PLC	116,644	129,179
Dechra Pharmaceuticals PLC	6,519	51,325
Devro PLC	2,601	$11,263
Dicom Group PLC (I)	12,964	92,136
Dignity PLC	5,430	68,953
Diploma PLC	4,658	28,051
Dixons Retail PLC (I)(L)	231,071	62,387
Domino Printing Sciences PLC (I)	15,811	173,068
Domino’s Pizza UK & IRL PLC	7,102	46,017
Drax Group PLC	25,187	203,467
DTZ Holdings PLC	9,217	6,684
Dunelm Group PLC	9,530	59,466
E2V Technologies PLC	478	1,035
easyJet PLC (I)	11,008	63,402
Electrocomponents PLC	45,730	200,083
Elementis PLC (I)	54,724	151,508
Enquest PLC (I)	46,110	91,029
Enterprise Inns PLC (I)	55,142	56,751
Euromoney Institutional Investor PLC	8,075	84,632
Evolution Group PLC	24,073	24,077
F &C Asset Management PLC	41,888	50,398
Fidessa Group PLC	4,471	139,017
Filtrona PLC	27,028	159,446
Findel PLC (I)	318,283	39,185
FirstGroup PLC	35,332	193,362
Fortune Oil PLC	368,591	72,542
Galliford Try PLC	8,666	71,862
Game Group PLC	27,019	15,720
Gem Diamonds, Ltd. (I)	12,666	46,615
Genus PLC (I)(S)	5,336	88,211
Go-Ahead Group PLC	3,744	95,029
Greene King PLC	17,324	135,523
Greggs PLC	8,678	73,890
Halfords Group PLC	30,497	181,696
Halma PLC (I)	51,425	341,957
Hampson Industries PLC (I)	32,209	13,176
Hardy Oil & Gas PLC (I)	5,072	16,831
Hays PLC	90,038	148,849
Headlam Group PLC (I)	4,631	21,704
Helical Bar PLC	8,263	33,705
Henderson Group PLC	72,524	177,535
Heritage Oil, Ltd.	9,831	34,620
Hikma Pharmaceuticals PLC	18,634	227,299
Hill & Smith Holdings PLC	6,401	35,721
HMV Group PLC (I)(L)	36,339	5,657
Holidaybreak PLC (I)	11,700	54,456
Homeserve PLC	23,941	193,256
Howden Joinery Group PLC (I)	113,752	195,171
Hunting PLC	11,768	144,493
Hyder Consulting PLC	3,872	27,576
IG Group Holdings PLC	29,583	207,208
Imagination Technologies Group PLC (I)	42,994	260,274
Inchcape PLC	27,669	185,590
Intermediate Capital Group PLC	43,942	227,493
International Personal Finance PLC	53,398	315,309
Interserve PLC	12,721	65,846
ITE Group PLC (I)	16,803	58,874
J.D. Wetherspoon PLC	9,690	67,079
James Fisher & Sons PLC (I)	4,579	40,537
Jardine Lloyd Thompson Group PLC	12,662	138,399
Jazztel PLC (I)	16,347	104,830
JKX Oil & Gas PLC	8,683	36,913
Kcom Group PLC	117,578	146,750
Keller Group PLC	4,607	34,498
Kesa Electricals PLC	45,975	101,575
Kier Group PLC (I)	2,737	59,729
Ladbrokes PLC	55,844	136,596

The accompanying notes are an integral part of the financial statements.

151

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Laird Group PLC	26,527	$86,217
Logica PLC (I)	103,643	222,750
London Stock Exchange Group PLC	877	14,926
Lookers PLC	17,654	15,362
Low & Bonar PLC	21,034	22,159
M.J. Gleeson Group PLC (I)	8,478	14,966
Marshalls PLC	1,729	2,969
Marston’s PLC	25,080	40,979
McBride PLC (I)	14,770	32,764
Mears Group PLC (I)	8,289	37,400
Melrose PLC (I)	47,765	277,521
Michael Page International PLC	20,769	178,342
Micro Focus International PLC	27,844	149,790
Millennium & Copthorne Hotels PLC	12,580	102,671
Minerva PLC (I)	20,686	40,154
Misys PLC (I)	41,831	281,987
Mitchells & Butlers PLC (I)	31,070	157,084
Mitie Group PLC (I)	21,404	81,682
Moneysupermarket.com Group PLC	5,677	9,268
Morgan Crucible Company PLC	22,928	113,309
Mothercare PLC	6,928	44,256
Mouchel Parkman PLC (I)	23,900	23,032
MWB Group Holdings PLC (I)	11,618	7,272
N. Brown Group PLC	16,271	68,623
National Express Group PLC	34,580	140,529
NCC Group, Ltd.	4,560	45,012
Northgate PLC (I)	1,332	7,010
Northumbrian Water Group PLC	41,125	274,154
Novae Group PLC	2,664	15,187
Optos PLC (I)	3,748	9,802
Oxford Biomedica PLC (I)	77,574	7,847
Oxford Instruments PLC	2,558	37,724
Pace Micro Technology PLC (I)	26,281	44,923
Paypoint PLC	6,600	53,994
Pendragon PLC (I)	63,903	24,102
Pennon Group PLC	15,912	178,263
Persimmon PLC	26,100	202,048
Petropavlovsk PLC	20,453	239,651
Photo-Me International PLC (I)	24,627	25,977
Premier Farnell PLC	47,494	189,811
Premier Foods PLC (I)	158,104	48,272
Premier Oil PLC (I)	25,504	182,816
Provident Financial PLC	11,362	175,615
Psion PLC	13,365	18,823
Punch Taverns PLC (I)	20,164	23,229
PV Crystalox Solar PLC	29,464	12,181
PZ Cussons PLC	17,701	101,141
Qinetiq PLC (I)	59,423	115,118
Quintain Estates & Development PLC (I)	54,012	52,012
Rank Group PLC	41,760	100,150
Rathbone Brothers PLC	4,853	88,094
Redrow PLC (I)	28,411	56,675
Renishaw PLC (I)	2,747	77,285
Restaurant Group PLC	15,474	73,036
Rightmove PLC	11,119	212,611
RM PLC (I)	10,003	23,401
Rotork PLC	16,023	433,597
RPC Group PLC (I)	19,465	113,450
RPS Group PLC (I)	17,736	69,800
Salamander Energy PLC (I)	13,282	59,886
Savills PLC	12,736	79,923
SDL PLC	17,692	198,203
Senior PLC	6,084	17,753
Shanks Group PLC	57,986	119,017
Smiths News PLC	16,404	23,142
Soco International PLC (I)	16,636	$95,111
Southern Cross Healthcare, Ltd. (I)	15,726	1,981
Spectris PLC	10,418	266,201
Spirax-Sarco Engineering PLC	10,190	327,268
Spirent Communications PLC	61,445	146,960
Sportech PLC (I)	11,390	6,878
Sports Direct International PLC (I)	15,902	60,288
St James’s Place PLC	19,791	107,905
St. Modwen Properties PLC (I)	14,271	42,356
Stagecoach Group PLC	31,175	127,744
Sthree PLC	8,144	51,893
STV Group PLC (I)	2,685	5,474
Synergy Health PLC	5,377	78,959
TalkTalk Telecom Group PLC	24,348	55,883
Taylor Wimpey PLC (I)	231,863	140,648
Telecity Group PLC (I)	16,984	151,089
Thomas Cook Group PLC	5,723	12,217
Thorntons PLC (I)	4,184	3,901
Topps Tiles PLC	15,591	14,303
Travis Perkins PLC (I)	18,315	290,858
Tribal Group PLC	7,453	6,039
Trinity Mirror PLC (I)	6,673	4,445
TT electronics PLC	14,769	47,601
TUI Travel PLC	1,293	4,661
Tullett Prebon PLC	20,558	116,861
UK Coal PLC (I)	28,144	16,261
UK Mail Group PLC (I)	2,825	12,870
Ultra Electronics Holdings PLC	5,588	153,906
Umeco PLC (I)	10,112	60,860
Uniq Plcuniq Plc (I)	969	1,198
United Business Media, Ltd.	12,014	107,309
UTV Media PLC	14,284	28,452
Vectura Group PLC (I)	29,652	37,955
Victrex PLC	6,726	161,926
Vitec Group PLC (I)	1,250	12,243
Volex Group PLC	2,300	13,105
VP PLC (I)	637	2,530
W.S. Atkins PLC	9,549	114,641
WH Smith PLC	12,472	98,153
William Hill PLC	57,734	211,856
Wilmington Group PLC (I)	8,076	15,166
Wolfson Microelectronics PLC (I)	12,200	33,452
WSP Group PLC	7,096	29,733
Xchanging PLC (I)	19,640	33,077
Yell Group PLC (I)(L)	116,656	10,776
Yule Catto & Company PLC (I)	6,992	25,502
		22,516,935
United States - 0.40%
Golden Star Resources, Ltd. (I)	27,300	60,009
Gran Tierra Energy, Inc. (I)	14,288	94,073
Jaguar Mining, Inc. (I)(L)	7,500	35,772
Minera Andes, Inc. (I)	25,000	64,545
Swisher Hygiene, Inc. (I)(L)	6,000	33,656
SXC Health Solutions Corp. (I)	3,807	224,879
Tethys Petroleum Ltd. (I)	5,500	6,159
		519,093
TOTAL COMMON STOCKS (Cost $133,423,851)		$129,556,625

CONVERTIBLE BONDS - 0.01%
Spain - 0.01%
Banco de Sabadell SA 7.750%, 11/11/2013 EUR	8,146	$7,384
TOTAL CONVERTIBLE BONDS (Cost $32,732)		$7,384

The accompanying notes are an integral part of the financial statements.

152

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
RIGHTS - 0.02%
Conergy AG (Expiration Date: 07/12/2011;
Strike Price: EUR 1.05) (I)(L)	12,401	$3,390
Faes Farma SA (Expiration
Date: 07/14/2011) (I)(N)	15,161	2,199
Fondiaria-Sai SpA (Expiration Date:
07/15/2011; Strike Price:
EUR 1.00) (I)(L)	4,848	12,162
Hastie Group Limit (Expiration Date:
07/07/2011; Strike Price: AUD 0.14) (I)	71,030	0
Indophil Resources NL (Expiration Date:
07/07/2011; Strike Price: AUD 0.35) (I)	25,123	674
Milano Assicurazioni SpA (Expiration
Date: 07/15/2011; Strike Price:
EUR 0.265) (I)(L)	24,455	7,093
Mineral Deposits, Ltd. (Expiration Date:
07/18/2011; Strike Price: AUD 6.00) (I)	1,180	0
Oak Capital Corp. (Expiration Date:
11/30/2011, Strike Price: JPY 220.00) (I)	600	0
TOTAL RIGHTS (Cost $81,334)		$25,518

WARRANTS - 0.01%
Allied Properties HK, Ltd. (Expiration
Date: 06/13/2016, Strike Price:
HKD 2.00) (I)	71,600	1,877
Sinarmas Land, Ltd. (Expiration Date:
11/18/2015, Strike Price: SGD 0.10) (I)	95,000	12,375
TOTAL WARRANTS (Cost $18,149)		$14,252

SECURITIES LENDING COLLATERAL - 2.60%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	339,184	3,394,521
TOTAL SECURITIES LENDING COLLATERAL (Cost $3,394,503)		$3,394,521

SHORT-TERM INVESTMENTS - 0.21%
Money Market Funds - 0.21%
State Street Institutional Liquid Reserves
Fund, 0.1511% (Y)	$273,069	$273,069
TOTAL SHORT-TERM INVESTMENTS (Cost $273,069)		$273,069
Total Investments (International Small Company Trust)
(Cost $137,223,638) - 102.26%		$133,271,369
Other assets and liabilities, net - (2.26%)		(2,946,906)
TOTAL NET ASSETS - 100.00%		$130,324,463

International Value Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 97.16%
Australia - 0.99%
Billabong International, Ltd.	820,393	$5,308,531
Downer EDI, Ltd.	1,353,200	5,394,608
		10,703,139
Austria - 0.86%
Telekom Austria AG	734,930	9,374,398
Bermuda - 0.49%
PartnerRe, Ltd.	76,990	5,300,762
Brazil - 0.40%
Vale SA, ADR	150,240	4,350,950
Canada - 1.04%
Talisman Energy, Inc.	549,040	$11,277,394
China - 0.90%
China Telecom Corp., Ltd.	14,998,427	9,762,758
Shanghai Electric Group Company, Ltd.	72,000	38,166
		9,800,924
Denmark - 1.20%
Danske Bank A/S (I)	699,930	12,998,951
France - 11.13%
AXA SA	1,037,191	23,548,392
BNP Paribas SA	203,870	15,723,569
France Telecom SA (L)	710,593	15,116,682
GDF Suez	174,840	6,398,597
Sanofi	379,483	30,500,577
Total SA	309,686	17,911,022
Vivendi SA	417,353	11,605,988
		120,804,827
Germany - 6.95%
E.ON AG	460,890	13,083,733
Merck KGaA	209,350	22,749,877
Muenchener Rueckversicherungs AG	111,917	17,085,831
SAP AG	137,060	8,289,679
Siemens AG	103,671	14,234,533
		75,443,653
Hong Kong - 0.82%
China Mobile, Ltd.	817,000	7,612,746
First Pacific Company, Ltd.	1,472,000	1,321,238
		8,933,984
India - 0.39%
Reliance Industries, Ltd.	211,930	4,256,253
Ireland - 1.53%
CRH PLC (London Exchange)	418,460	9,305,909
Elan Corp. PLC, ADR (I)	647,920	7,366,850
		16,672,759
Italy - 2.16%
Autogrill SpA	746,445	9,805,072
UniCredit SpA	6,434,770	13,610,377
		23,415,449
Japan - 7.98%
ITOCHU Corp.	721,260	7,502,675
Mazda Motor Corp. (I)	2,128,000	5,612,631
Nintendo Company, Ltd.	63,095	11,882,101
NKSJ Holdings, Inc.	1,805,466	11,912,194
Nomura Holdings, Inc.	2,440,720	12,075,747
Sony Corp.	216,204	5,722,831
Toyota Motor Corp.	314,130	13,225,753
Trend Micro, Inc.	318,800	9,897,666
USS Company, Ltd.	113,106	8,773,595
		86,605,193
Netherlands - 8.19%
ING Groep NV (I)	3,292,760	40,617,175
Koninklijke Philips Electronics NV	440,595	11,307,551
Randstad Holdings NV	99,590	4,602,659
Reed Elsevier NV	772,650	10,376,331
Royal Dutch Shell PLC, B Shares	616,006	21,989,126
		88,892,842
Norway - 4.19%
Statoil ASA	965,500	24,447,094

The accompanying notes are an integral part of the financial statements.

153

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Value Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Telenor ASA	1,285,425	$21,050,919
		45,498,013
Russia - 1.49%
Gazprom OAO, ADR	1,106,000	16,092,300
Gazprom OAO, ADR (London Exchange)	4,600	67,374
		16,159,674
Singapore - 3.44%
Flextronics International, Ltd. (I)	2,141,820	13,750,484
Singapore Telecommunications, Ltd.	9,168,000	23,604,346
		37,354,830
South Korea - 5.87%
KB Financial Group, Inc., ADR (L)	480,203	22,953,703
KIWOOM Securities Company, Ltd.	21,100	1,115,298
Korea Investment Holdings Company, Ltd.	76,320	2,594,818
POSCO	28,144	12,224,576
Samsung Electronics Company, Ltd.	31,988	24,862,327
		63,750,722
Spain - 2.90%
Iberdrola SA	1,263,429	11,244,533
Telefonica SA	825,806	20,194,217
		31,438,750
Sweden - 0.87%
Telefonaktiebolaget LM Ericsson, B Shares	656,554	9,442,916
Switzerland - 9.58%
ACE, Ltd.	38,232	2,516,430
Adecco SA	99,830	6,400,460
Basilea Pharmaceutica (I)	36,130	2,636,739
Credit Suisse Group AG (I)	380,390	14,785,109
Lonza Group AG (I)	54,660	4,277,936
Nestle SA	118,443	7,361,144
Novartis AG	104,680	6,412,431
Roche Holdings AG	203,662	34,072,456
Swiss Re, Ltd. (I)	240,941	13,529,378
UBS AG (Swiss Exchange) (I)	661,026	12,053,879
		104,045,962
Taiwan - 6.01%
Compal Electronics, Inc.	12,362,334	15,189,150
Compal Electronics, Inc., GDR (S)	2,123	13,008
Lite-On Technology Corp.	9,034,893	11,954,750
Siliconware Precision Industries Company	7,118,000	9,196,330
Taiwan Semiconductor
Manufacturing Company, Ltd.	11,412,581	28,886,108
		65,239,346
United Kingdom - 17.78%
Aviva PLC	3,676,930	25,889,678
BAE Systems PLC	1,631,501	8,340,322
BP PLC	1,512,755	11,145,973
Carillion PLC	1,334,510	8,050,038
G4S PLC	2,626,800	11,796,527
GlaxoSmithKline PLC	1,020,294	21,845,173
Hays PLC	7,322,723	12,105,801
HSBC Holdings PLC	854,437	8,476,467
Kingfisher PLC	3,744,400	16,058,537
Marks & Spencer Group PLC	911,660	5,288,142
Premier Foods PLC (I)	6,627,502	2,023,505
Rexam PLC	1,436,010	8,821,139
Tesco PLC	3,466,240	22,386,653
Vodafone Group PLC	11,603,068	$30,836,685
		193,064,640
TOTAL COMMON STOCKS (Cost $1,025,944,288)		$1,054,826,331

SECURITIES LENDING COLLATERAL - 1.90%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	2,064,410	20,660,412
TOTAL SECURITIES LENDING COLLATERAL (Cost $20,660,362)		$20,660,412

SHORT-TERM INVESTMENTS - 2.28%
Time Deposits - 2.28%
Paribas Corp., 0.040% *	$24,700,000	$24,700,000
TOTAL SHORT-TERM INVESTMENTS (Cost $24,700,000)		$24,700,000
Total Investments (International Value Trust)
(Cost $1,071,304,650) - 101.34%		$1,100,186,743
Other assets and liabilities, net - (1.34%)		(14,501,231)
TOTAL NET ASSETS - 100.00%		$1,085,685,512

Large Cap Trust

	Shares or Principal Amount	Value
COMMON STOCKS - 97.29%
Consumer Discretionary - 12.98%
Automobiles - 1.47%
General Motors Company (I)	84,000	$2,550,240
Diversified Consumer Services - 0.71%
Apollo Group, Inc., Class A (I)	28,000	1,223,040
Hotels, Restaurants & Leisure - 2.89%
Carnival Corp.	84,801	3,191,062
International Game Technology (L)	104,000	1,828,320
		5,019,382
Internet & Catalog Retail - 1.70%
Amazon.com, Inc. (I)	14,400	2,944,656
Media - 5.20%
Comcast Corp., Class A	128,600	3,258,724
Time Warner, Inc.	94,900	3,451,513
Viacom, Inc., Class B	45,300	2,310,300
		9,020,537
Specialty Retail - 1.01%
GameStop Corp., Class A (I)(L)	65,600	1,749,552
		22,507,407
Consumer Staples - 9.18%
Beverages - 2.29%
PepsiCo, Inc.	56,500	3,979,295
Food & Staples Retailing - 1.48%
The Kroger Company	103,700	2,571,760
Food Products - 2.16%
Kraft Foods, Inc., Class A	106,100	3,737,903
Household Products - 2.03%
Colgate-Palmolive Company	40,300	3,522,623

The accompanying notes are an integral part of the financial statements.

154

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Large Cap Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal Products - 1.22%
Avon Products, Inc.	75,400	$2,111,200
		15,922,781
Energy - 11.14%
Energy Equipment & Services - 2.87%
Ensco International PLC, ADR	44,000	2,345,200
Noble Corp. (L)	66,700	2,628,647
		4,973,847
Oil, Gas & Consumable Fuels - 8.27%
EOG Resources, Inc. (L)	24,800	2,592,840
Exxon Mobil Corp.	92,900	7,560,202
Hess Corp.	22,600	1,689,576
Ultra Petroleum Corp. (I)(L)	54,800	2,509,840
		14,352,458
		19,326,305
Financials - 14.70%
Capital Markets - 3.03%
Morgan Stanley	100,700	2,317,107
The Goldman Sachs Group, Inc.	22,000	2,927,980
		5,245,087
Commercial Banks - 3.41%
U.S. Bancorp	91,200	2,326,512
Wells Fargo & Company	127,922	3,589,491
		5,916,003
Diversified Financial Services - 4.53%
Citigroup, Inc.	90,550	3,770,502
JPMorgan Chase & Company	99,800	4,085,812
		7,856,314
Insurance - 2.79%
Aflac, Inc.	43,500	2,030,580
MetLife, Inc.	64,100	2,812,067
		4,842,647
Real Estate Investment Trusts - 0.94%
Annaly Capital Management, Inc.	90,300	1,629,012
		25,489,063
Health Care - 15.61%
Biotechnology - 3.05%
Acorda Therapeutics, Inc. (I)	32,000	1,033,920
Alexion Pharmaceuticals, Inc. (I)	30,000	1,410,900
Amgen, Inc. (I)	25,700	1,499,595
Amylin Pharmaceuticals, Inc. (I)(L)	28,000	374,080
Pharmasset, Inc. (I)	8,700	976,140
		5,294,635
Health Care Equipment & Supplies - 3.41%
Baxter International, Inc.	29,900	1,784,731
Covidien PLC	35,200	1,873,696
Medtronic, Inc.	58,266	2,244,989
		5,903,416
Health Care Providers & Services - 2.47%
HCA Holdings, Inc. (I)	39,800	1,313,400
UnitedHealth Group, Inc.	57,700	2,976,166
		4,289,566
Health Care Technology - 0.30%
Emdeon, Inc., Class A (I)	39,400	516,928
Life Sciences Tools & Services - 0.49%
Bio-Rad Laboratories, Inc., Class A (I)	7,100	847,456
Pharmaceuticals - 5.89%
Allergan, Inc.	24,674	$2,054,111
Johnson & Johnson	65,700	4,370,364
Merck & Company, Inc.	83,600	2,950,244
Teva Pharmaceutical Industries, Ltd., ADR	17,300	834,206
		10,208,925
		27,060,926
Industrials - 12.65%
Aerospace & Defense - 4.29%
General Dynamics Corp.	57,100	4,255,092
The Boeing Company	43,000	3,178,990
		7,434,082
Air Freight & Logistics - 1.35%
FedEx Corp.	24,617	2,334,922
Airlines - 1.23%
Southwest Airlines Company	187,500	2,141,250
Machinery - 3.31%
Illinois Tool Works, Inc.	65,652	3,708,681
PACCAR, Inc. (L)	39,650	2,025,719
		5,734,400
Road & Rail - 2.47%
Hertz Global Holdings, Inc. (I)(L)	138,300	2,196,204
Norfolk Southern Corp.	27,900	2,090,547
		4,286,751
		21,931,405
Information Technology - 15.69%
Communications Equipment - 3.18%
Cisco Systems, Inc.	159,600	2,491,356
Qualcomm, Inc.	53,200	3,021,228
		5,512,584
Computers & Peripherals - 4.59%
Apple, Inc. (I)	16,000	5,370,720
Hewlett-Packard Company	71,000	2,584,400
		7,955,120
IT Services - 2.11%
Visa, Inc., Class A (L)	43,500	3,665,310
Semiconductors & Semiconductor Equipment - 1.97%
Broadcom Corp., Class A (I)	49,900	1,678,636
Intersil Corp., Class A	135,600	1,742,460
		3,421,096
Software - 3.84%
Adobe Systems, Inc. (I)	116,000	3,648,200
Rovi Corp. (I)	2,731	156,650
Symantec Corp. (I)	144,400	2,847,568
		6,652,418
		27,206,528
Materials - 1.77%
Chemicals - 1.19%
Celanese Corp., Series A	38,900	2,073,759
Construction Materials - 0.58%
Vulcan Materials Company (L)	26,000	1,001,780
		3,075,539
Utilities - 3.57%
Electric Utilities - 3.57%
American Electric Power Company, Inc.	50,357	1,897,451
FirstEnergy Corp.	49,800	2,198,670

The accompanying notes are an integral part of the financial statements.

155

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Large Cap Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
NextEra Energy, Inc.	36,400	$2,091,544
		6,187,665
		6,187,665
TOTAL COMMON STOCKS (Cost $149,247,518)		$168,707,619

INVESTMENT COMPANIES - 1.14%
Financials - 1.14%
SPDR S&P 500 ETF Trust (L)	15,000	1,979,550
TOTAL INVESTMENT COMPANIES (Cost $1,908,813)		$1,979,550

SECURITIES LENDING COLLATERAL - 9.67%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	1,675,198	16,765,217
TOTAL SECURITIES LENDING
COLLATERAL (Cost $16,764,902)		$16,765,217

SHORT-TERM INVESTMENTS - 1.46%
Repurchase Agreement - 1.46%
Repurchase Agreement with State Street Corp. dated 06/30/2011 at 0.010% to be repurchased at $2,538,001 on 07/01/2011, collateralized by $2,590,000 Federal Home Loan Bank, 0.330% due 07/16/2012 (valued at $2,590,000, including interest).	$2,538,000	$2,538,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,538,000)		$2,538,000
Total Investments (Large Cap Trust)
(Cost $170,459,233) - 109.56%		$189,990,386
Other assets and liabilities, net - (9.56%)		(16,575,368)
TOTAL NET ASSETS - 100.00%		$173,415,018

Lifestyle Balanced PS Series

	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.01%
Equity (G) - 50.25%
John Hancock Variable Insurance Trust (G) - 50.25%
All Cap Core, Series NAV (QS Investors)	32	$571
All Cap Value, Series NAV (Lord Abbett)	57	499
Alpha Opportunities, Series NAV (Wellington)	88	1,425
Blue Chip Growth, Series NAV (T. Rowe Price)	62	1,329
Capital Appreciation, Series NAV (Jennison)	96	1,035
Emerging Markets, Series NAV (DFA)	115	1,769
Equity-Income, Series NAV (T. Rowe Price)	112	1,628
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(2)	31	324
Fundamental Value, Series NAV (Davis)	97	1,426
Growth Equity, Series NAV (Rainier)	62	740
Heritage, Series NAV (American Century)	21	295
International Core, Series NAV (GMO)	107	1,123
International Growth Stock,
Series NAV (Invesco)	20	295
International Opportunities,
Series NAV (Marsico)	47	588
International Value, Series NAV (Franklin)	69	887
Mid Cap Stock, Series NAV (Wellington)	28	433
Mid Cap Value Equity, Series NAV (Columbia)	22	295
Mid Value, Series NAV (T. Rowe Price)	37	431
Small Cap Growth, Series NAV (Wellington)	18	$204
Small Cap Value, Series NAV (Wellington)	13	265
Small Company Growth, Series NAV (Invesco)	10	174
Small Company Value, Series NAV (T.
Rowe Price)	17	313
Smaller Company Growth, Series NAV
(Frontier/John Hancock (A)(2)/Perimeter)	11	205
Strategic Allocation Trust, Series NAV
(John Hancock) (A)(2)	988	12,023
U.S. Equity, Series NAV (GMO)	90	1,142
Value & Restructuring, Series NAV (Columbia)	45	649
Fixed Income (G) - 49.75%
John Hancock Variable Insurance Trust (G) - 49.75%
John Hancock Trust - Bond
PS Trust, Series NAV	2,374	29,766
Total Investments (Lifestyle Balanced PS Series)
(Cost $59,986) - 100.01%		$59,834
Other assets and liabilities, net - (0.01%)		(3)
TOTAL NET ASSETS - 100.00%		$59,831

Lifestyle Conservative PS Series

	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.02%
Equity (G) - 19.54%
John Hancock Variable Insurance Trust (G) - 19.54%
Blue Chip Growth, Series NAV (T. Rowe Price)	28	$593
Equity-Income, Series NAV (T. Rowe Price)	39	569
Fundamental Value, Series NAV (Davis)	29	421
International Core, Series NAV (GMO)	23	244
International Opportunities,
Series NAV (Marsico)	14	177
International Value, Series NAV (Franklin)	14	181
Mid Cap Stock, Series NAV (Wellington)	7	108
Mid Value, Series NAV (T. Rowe Price)	9	110
Small Cap Growth, Series NAV (Wellington)	8	96
Small Cap Value, Series NAV (Wellington)	5	109
Strategic Allocation Trust, Series NAV
(John Hancock) (A)(2)	160	1,947
U.S. Equity, Series NAV (GMO)	24	310
Fixed Income (G) - 80.48%
John Hancock Variable Insurance Trust (G) - 80.48%
John Hancock Trust - Bond
PS Trust, Series NAV	1,600	20,036
Total Investments (Lifestyle Conservative PS Series)
(Cost $24,988) - 100.02%		$24,901
Other assets and liabilities, net - (0.02%)		(4)
TOTAL NET ASSETS - 100.00%		$24,897

The accompanying notes are an integral part of the financial statements.

156

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Lifestyle Growth PS Series

	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.00%
Equity (G) - 70.00%
John Hancock Variable Insurance Trust (G) - 70.00%
All Cap Core, Series NAV (QS Investors)	127	$2,280
All Cap Value, Series NAV (Lord Abbett)	298	2,620
Alpha Opportunities, Series NAV (Wellington)	495	8,005
Blue Chip Growth, Series NAV (T. Rowe Price)	336	7,229
Capital Appreciation, Series NAV (Jennison)	554	5,968
Emerging Markets, Series NAV (DFA)	620	9,558
Equity-Income, Series NAV (T. Rowe Price)	697	10,092
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(2)	205	2,159
Fundamental Value, Series NAV (Davis)	546	8,005
Growth Equity, Series NAV (Rainier)	399	4,779
Heritage, Series NAV (American Century)	83	1,189
International Core, Series NAV (GMO)	591	6,210
International Growth Stock,
Series NAV (Invesco)	99	1,431
International Opportunities,
Series NAV (Marsico)	306	3,833
International Value, Series NAV (Franklin)	391	5,022
Mid Cap Stock, Series NAV (Wellington)	143	2,232
Mid Cap Value Equity, Series NAV (Columbia)	91	1,189
Mid Value, Series NAV (T. Rowe Price)	190	2,232
Small Cap Growth, Series NAV (Wellington)	93	1,067
Small Cap Opportunities,
Series NAV (DFA/Invesco)	66	1,383
Small Cap Value, Series NAV (Wellington)	59	1,189
Small Company Growth, Series NAV (Invesco)	53	946
Small Company Value, Series NAV (T.
Rowe Price)	99	1,795
Smaller Company Growth, Series NAV
(Frontier/John Hancock (A)(2)/Perimeter)	50	946
Strategic Allocation Trust, Series NAV
(John Hancock) (A)(2)	5,581	67,924
U.S. Equity, Series NAV (GMO)	584	7,423
Value & Restructuring, Series NAV (Columbia)	214	3,106
Fixed Income (G) - 30.00%
John Hancock Variable Insurance Trust (G) - 30.00%
John Hancock Trust - Bond
PS Trust, Series NAV	5,808	72,774
Total Investments (Lifestyle Growth PS Series)
(Cost $243,076) - 100.00%		$242,586
Other assets and liabilities, net - 0.00%		(4)
TOTAL NET ASSETS - 100.00%		$242,582

Lifestyle Moderate PS Series

	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.00%
Equity (G) - 40.54%
John Hancock Variable Insurance Trust (G) - 40.54%
All Cap Value, Series NAV (Lord Abbett)	142	$1,253
Alpha Opportunities, Series NAV (Wellington)	182	2,942
Blue Chip Growth, Series NAV (T. Rowe Price)	188	4,059
Capital Appreciation, Series NAV (Jennison)	308	3,321
Equity-Income, Series NAV (T. Rowe Price)	310	4,493
Fundamental Value, Series NAV (Davis)	201	2,956
International Core, Series NAV (GMO)	356	3,739
International Growth Stock,
Series NAV (Invesco)	51	$742
International Opportunities,
Series NAV (Marsico)	118	1,478
International Value, Series NAV (Franklin)	174	2,237
Mid Cap Stock, Series NAV (Wellington)	85	1,320
Mid Value, Series NAV (T. Rowe Price)	113	1,321
Small Cap Growth, Series NAV (Wellington)	38	439
Small Cap Value, Series NAV (Wellington)	29	587
Small Company Growth, Series NAV (Invesco)	21	367
Small Company Value, Series NAV (T.
Rowe Price)	37	661
Smaller Company Growth, Series NAV
(Frontier/John Hancock (A)(2)/Perimeter)	23	441
Strategic Allocation Trust, Series NAV
(John Hancock) (A)(2)	1,940	23,607
U.S. Equity, Series NAV (GMO)	115	1,465
Value & Restructuring, Series NAV (Columbia)	112	1,624
Fixed Income (G) - 59.46%
John Hancock Variable Insurance Trust (G) - 59.46%
John Hancock Trust - Bond
PS Trust, Series NAV	6,914	86,606
Total Investments (Lifestyle Moderate PS Series)
(Cost $144,978) - 100.00%		$145,658
Other assets and liabilities, net - 0.00%		(3)
TOTAL NET ASSETS - 100.00%		$145,655

Mid Cap Stock Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.38%
Consumer Discretionary - 24.76%
Auto Components - 0.84%
Gentex Corp.	234,800	$7,098,004
Automobiles - 0.43%
Thor Industries, Inc. (L)	126,858	3,658,585
Distributors - 0.15%
LKQ Corp. (I)	49,600	1,294,064
Diversified Consumer Services - 3.39%
Anhanguera Educacional Participacoes SA	321,600	6,845,578
Estacio Participacoes SA	574,700	7,364,880
Weight Watchers International, Inc.	159,700	12,052,559
Xueda Education Group (I)	322,159	2,577,272
		28,840,289
Hotels, Restaurants & Leisure - 3.89%
Domino’s Pizza UK & IRL PLC	1,563,004	10,127,369
Marriott International, Inc., Class A (L)	226,900	8,052,681
MGM Resorts International (I)(L)	613,300	8,101,693
The Cheesecake Factory, Inc. (I)	215,920	6,773,410
		33,055,153
Household Durables - 2.48%
Jarden Corp.	229,344	7,914,661
Tempur-Pedic International, Inc. (I)(L)	194,050	13,160,471
		21,075,132
Internet & Catalog Retail - 3.26%
Netflix, Inc. (I)	35,170	9,238,807

The accompanying notes are an integral part of the financial statements.

157

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
priceline.com, Inc. (I)	19,930	$10,202,765
Shutterfly, Inc. (I)	143,573	8,243,962
		27,685,534
Leisure Equipment & Products - 1.02%
Brunswick Corp. (L)	423,700	8,643,480
Specialty Retail - 4.83%
Abercrombie & Fitch Company, Class A	116,400	7,789,488
Dick’s Sporting Goods, Inc. (I)	102,616	3,945,585
Express, Inc.	455,100	9,921,180
Ross Stores, Inc. (L)	103,900	8,324,468
SA SA International Holdings, Ltd.	1,256,000	807,791
Ulta Salon Cosmetics & Fragrance, Inc. (I)	159,365	10,291,792
		41,080,304
Textiles, Apparel & Luxury Goods - 4.47%
Coach, Inc.	139,900	8,943,807
Columbia Sportswear Company	106,700	6,764,780
Hanesbrands, Inc. (I)	325,000	9,278,750
Lululemon Athletica, Inc. (I)(L)	45,300	5,065,446
Under Armour, Inc., Class A (I)(L)	102,400	7,916,544
		37,969,327
		210,399,872
Consumer Staples - 5.66%
Food & Staples Retailing - 1.28%
The Fresh Market, Inc. (I)	111,200	4,301,216
Whole Foods Market, Inc.	102,800	6,522,660
		10,823,876
Food Products - 4.38%
Green Mountain Coffee Roasters, Inc. (I)(L)	325,330	29,038,955
Smithfield Foods, Inc. (I)	374,400	8,188,128
		37,227,083
		48,050,959
Energy - 8.82%
Energy Equipment & Services - 1.68%
Ensco International PLC, ADR	123,200	6,566,560
Tidewater, Inc. (L)	143,500	7,721,735
		14,288,295
Oil, Gas & Consumable Fuels - 7.14%
Alpha Natural Resources, Inc. (I)	151,200	6,870,528
Bumi PLC (I)	227,127	4,227,346
Cabot Oil & Gas Corp. (L)	128,930	8,549,348
Cobalt International Energy, Inc. (I)(L)	129,900	1,770,537
CONSOL Energy, Inc.	151,800	7,359,264
Karoon Gas Australia, Ltd. (I)	291,065	1,640,748
Pioneer Natural Resources Company	91,500	8,195,655
Southwestern Energy Company (I)	171,000	7,332,480
Ultra Petroleum Corp. (I)(L)	147,800	6,769,240
Vallares PLC (I)	493,198	7,955,164
		60,670,310
		74,958,605
Financials - 1.67%
Capital Markets - 0.96%
SEI Investments Company	363,000	8,171,130
Diversified Financial Services - 0.71%
Great American Group, Inc. (I)	939,600	234,900
Justice Holdings, Ltd. (I)	365,544	5,749,684
		5,984,584
		14,155,714
Health Care - 13.97%
Biotechnology - 0.74%
Amylin Pharmaceuticals, Inc. (I)(L)	115,533	$1,543,521
Onyx Pharmaceuticals, Inc. (I)(L)	56,500	1,994,450
Regeneron Pharmaceuticals, Inc. (I)(L)	49,000	2,778,790
		6,316,761
Health Care Equipment & Supplies - 5.25%
Edwards Lifesciences Corp. (I)	199,800	17,418,564
Gen-Probe, Inc. (I)(L)	155,200	10,732,080
HeartWare International, Inc. (I)(L)	89,000	6,593,120
Hologic, Inc. (I)	490,800	9,899,436
		44,643,200
Health Care Providers & Services - 1.84%
Cardinal Health, Inc.	154,800	7,031,016
Catalyst Health Solutions, Inc. (I)	154,600	8,629,772
		15,660,788
Health Care Technology - 2.19%
Allscripts Healthcare Solutions, Inc. (I)(L)	466,800	9,065,256
SXC Health Solutions Corp. (I)	161,500	9,515,580
		18,580,836
Life Sciences Tools & Services - 2.98%
Parexel International Corp. (I)	349,630	8,237,283
Pharmaceutical Product Development, Inc.	314,000	8,427,760
Waters Corp. (I)	90,100	8,626,174
		25,291,217
Pharmaceuticals - 0.97%
Auxilium Pharmaceuticals, Inc. (I)(L)	184,800	3,622,080
Salix Pharmaceuticals, Ltd. (I)	115,300	4,592,399
		8,214,479
		118,707,281
Industrials - 14.18%
Aerospace & Defense - 2.16%
DigitalGlobe, Inc. (I)	382,920	9,729,997
Textron, Inc.	364,400	8,603,484
		18,333,481
Building Products - 0.99%
Owens Corning, Inc. (I)	225,500	8,422,425
Commercial Services & Supplies - 1.12%
Corrections Corp. of America (I)(L)	225,270	4,877,096
The Geo Group, Inc. (I)(L)	200,900	4,626,727
		9,503,823
Construction & Engineering - 3.96%
Aecom Technology Corp. (I)(L)	417,200	11,406,248
FLS Industries A/S	112,803	9,592,838
Fluor Corp.	77,600	5,017,616
Foster Wheeler AG (I)	250,500	7,610,190
		33,626,892
Machinery - 0.91%
Navistar International Corp. (I)	136,500	7,706,790
Professional Services - 0.66%
Manpower, Inc.	104,400	5,601,060
Road & Rail - 3.32%
Con-way, Inc. (L)	168,700	6,547,247
J.B. Hunt Transport Services, Inc. (L)	158,700	7,473,183
Localiza Rent a Car SA	475,800	8,505,956
Swift Transporation Company (I)	418,400	5,669,320
		28,195,706

The accompanying notes are an integral part of the financial statements.

158

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors - 1.06%
United Rentals, Inc. (I)(L)	356,700	$9,060,180
		120,450,357
Information Technology - 25.77%
Communications Equipment - 6.51%
AAC Acoustic Technologies Holdings, Inc.	1,558,000	3,673,512
Acme Packet, Inc. (I)(L)	144,600	10,140,798
ADTRAN, Inc.	202,400	7,834,904
Aruba Networks, Inc. (I)(L)	358,970	10,607,564
F5 Networks, Inc. (I)	80,100	8,831,025
Polycom, Inc. (I)	221,500	14,242,450
		55,330,253
Electronic Equipment, Instruments & Components - 1.57%
Jabil Circuit, Inc.	467,600	9,445,520
Universal Display Corp. (I)	111,500	3,912,535
		13,358,055
IT Services - 3.87%
Gartner, Inc. (I)	206,809	8,332,335
Genpact, Ltd. (I)	357,300	6,159,852
Teradata Corp. (I)	147,700	8,891,540
The Western Union Company	472,600	9,466,178
		32,849,905
Semiconductors & Semiconductor Equipment - 6.99%
Broadcom Corp., Class A (I)	201,000	6,761,640
Cavium, Inc. (I)(L)	194,500	8,478,255
Cree, Inc. (I)(L)	197,700	6,640,743
Cymer, Inc. (I)	144,400	7,149,244
Cypress Semiconductor Corp. (I)	354,900	7,502,586
NVIDIA Corp. (I)(L)	400,200	6,377,187
NXP Semiconductor NV (I)	222,100	5,936,733
Skyworks Solutions, Inc. (I)(L)	457,100	10,504,158
		59,350,546
Software - 6.83%
Ariba, Inc. (I)	180,007	6,204,841
BroadSoft, Inc. (I)(L)	164,135	6,258,468
Cadence Design Systems, Inc. (I)(L)	1,215,100	12,831,456
Citrix Systems, Inc. (I)	103,500	8,280,000
Concur Technologies, Inc. (I)(L)	173,600	8,692,152
QLIK Technologies, Inc. (I)	145,600	4,959,136
TIBCO Software, Inc. (I)	372,700	10,815,754
		58,041,807
		218,930,566
Materials - 3.18%
Chemicals - 1.56%
CF Industries Holdings, Inc.	39,500	5,595,965
Methanex Corp.	245,600	7,706,928
		13,302,893
Containers & Packaging - 1.05%
Ball Corp.	231,900	8,918,874
Metals & Mining - 0.57%
Molycorp, Inc. (I)(L)	79,000	4,823,740
		27,045,507
Telecommunication Services - 0.37%
Wireless Telecommunication Services - 0.37%
MetroPCS Communications, Inc. (I)	183,200	3,152,872
TOTAL COMMON STOCKS (Cost $710,683,070)		$835,851,733
SECURITIES LENDING COLLATERAL - 17.15%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	14,561,922	$145,734,263
TOTAL SECURITIES LENDING
COLLATERAL (Cost $145,730,263)		$145,734,263

SHORT-TERM INVESTMENTS - 1.20%
Repurchase Agreement - 1.20%
Deutsche Bank Tri-Party Repurchase Agreement dated 06/30/2011 at 0.050% to be repurchased at $10,200,014 on 07/01/2011, collateralized by $10,368,382 Government National Mortgage Association, 4.500% due 06/20/2041 (valued at $10,404,001, including interest)	$10,200,000	$10,200,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,200,000)		$10,200,000
Total Investments (Mid Cap Stock Trust)
(Cost $866,613,333) - 116.73%		$991,785,996
Other assets and liabilities, net - (16.73%)		(142,168,341)
TOTAL NET ASSETS - 100.00%		$849,617,655

Mid Cap Value Equity Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.89%
Consumer Discretionary - 12.86%
Auto Components - 1.10%
TRW Automotive Holdings Corp. (I)	11,894	$702,102
Visteon Corp. (I)	12,454	851,978
		1,554,080
Automobiles - 0.61%
Ford Motor Company (I)	62,922	867,694
Diversified Consumer Services - 1.63%
Apollo Group, Inc., Class A (I)	9,482	414,174
Capella Education Company (I)	8,123	339,948
Career Education Corp. (I)	22,498	475,833
Corinthian Colleges, Inc. (I)(L)	55,707	237,312
DeVry, Inc. (L)	7,638	451,635
ITT Educational Services, Inc. (I)(L)	5,126	401,058
		2,319,960
Hotels, Restaurants & Leisure - 1.60%
Penn National Gaming, Inc. (I)(L)	35,980	1,451,433
Royal Caribbean Cruises, Ltd. (I)	21,855	822,622
		2,274,055
Household Durables - 0.87%
D.R. Horton, Inc.	24,975	287,712
KB Home (L)	11,847	115,864
Lennar Corp., Class A (L)	14,739	267,513
Mohawk Industries, Inc. (I)	9,388	563,186
		1,234,275
Leisure Equipment & Products - 1.69%
Hasbro, Inc.	54,679	2,402,048
Media - 3.16%
DISH Network Corp. (I)	39,661	1,216,403
Liberty Media Corp. - Starz, Series A (I)	8,523	641,271
National CineMedia, Inc.	66,596	1,126,138
Regal Entertainment Group (L)	80,727	996,978

The accompanying notes are an integral part of the financial statements.

159

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Valassis Communications, Inc. (I)(L)	16,555	$501,617
		4,482,407
Multiline Retail - 1.68%
Macy’s, Inc.	63,458	1,855,512
Nordstrom, Inc.	11,272	529,108
		2,384,620
Specialty Retail - 0.52%
Abercrombie & Fitch Company, Class A	11,000	736,120
		18,255,259
Consumer Staples - 3.17%
Tobacco - 3.17%
Lorillard, Inc.	41,279	4,494,045
Energy - 10.03%
Energy Equipment & Services - 2.16%
McDermott International, Inc. (I)	46,690	924,929
Nabors Industries, Ltd. (I)	61,251	1,509,225
Noble Corp. (I)(L)	16,143	636,196
		3,070,350
Oil, Gas & Consumable Fuels - 7.87%
Alpha Natural Resources, Inc. (I)	14,998	681,509
El Paso Corp.	68,762	1,388,992
Enbridge, Inc.	75,320	2,444,887
EQT Corp.	6,902	362,493
Newfield Exploration Company (I)	43,028	2,926,765
QEP Resources, Inc.	29,454	1,232,061
Whiting Petroleum Corp. (I)	37,383	2,127,467
		11,164,174
		14,234,524
Financials - 16.07%
Capital Markets - 1.37%
Artio Global Investors, Inc. (L)	3,759	42,477
Invesco, Ltd.	66,353	1,552,660
Lazard, Ltd., Class A	9,463	351,077
		1,946,214
Commercial Banks - 6.81%
CIT Group, Inc. (I)	81,827	3,621,662
Comerica, Inc. (L)	31,966	1,105,065
Cullen/Frost Bankers, Inc.	10,593	602,212
Fifth Third Bancorp	101,540	1,294,635
Huntington Bancshares, Inc.	124,086	814,004
KeyCorp	101,876	848,627
SunTrust Banks, Inc.	32,235	831,663
TCF Financial Corp.	39,611	546,632
		9,664,500
Diversified Financial Services - 0.29%
PICO Holdings, Inc. (I)	14,196	411,684
Insurance - 5.36%
Assurant, Inc.	22,468	814,914
Axis Capital Holdings, Ltd.	19,700	609,912
Everest Re Group, Ltd.	10,974	897,125
Lincoln National Corp.	56,988	1,623,588
PartnerRe, Ltd. (L)	10,620	731,187
Transatlantic Holdings, Inc.	8,004	392,276
XL Group PLC	115,437	2,537,305
		7,606,307
Real Estate Investment Trusts - 2.24%
AvalonBay Communities, Inc.	2,503	321,385
Boston Properties, Inc.	3,492	$370,711
Equity Residential	8,126	487,560
Prologis, Inc. (L)	21,980	787,763
Rayonier, Inc. (L)	11,048	721,987
Ventas, Inc. (L)	9,176	483,667
		3,173,073
		22,801,778
Health Care - 11.02%
Health Care Equipment & Supplies - 0.29%
Teleflex, Inc. (L)	6,839	417,589
Health Care Providers & Services - 2.63%
CIGNA Corp.	56,919	2,927,344
Universal Health Services, Inc., Class B (L)	15,563	801,961
		3,729,305
Life Sciences Tools & Services - 3.50%
Agilent Technologies, Inc. (I)	73,801	3,771,969
Life Technologies Corp. (I)	23,065	1,200,995
		4,972,964
Pharmaceuticals - 4.60%
Hospira, Inc. (I)	12,678	718,335
Mylan, Inc. (I)(L)	143,276	3,534,619
Watson Pharmaceuticals, Inc. (I)(L)	33,027	2,269,946
		6,522,900
		15,642,758
Industrials - 16.61%
Aerospace & Defense - 1.11%
Goodrich Corp.	16,524	1,578,042
Airlines - 1.00%
Delta Air Lines, Inc. (I)	56,713	520,058
United Continental Holdings, Inc. (I)(L)	31,059	702,865
US Airways Group, Inc. (I)	22,237	198,132
		1,421,055
Building Products - 0.78%
AO Smith Corp. (L)	26,143	1,105,849
Commercial Services & Supplies - 0.24%
Ritchie Brothers Auctioneers, Inc. (L)	12,156	334,168
Construction & Engineering - 2.47%
Chicago Bridge & Iron Co NV	28,366	1,103,437
Fluor Corp.	7,762	501,891
Foster Wheeler AG (I)	19,215	583,752
Jacobs Engineering Group, Inc. (I)	14,228	615,361
KBR, Inc.	18,466	695,984
		3,500,425
Electrical Equipment - 3.58%
Cooper Industries PLC	54,199	3,234,054
Rockwell Automation, Inc.	12,819	1,112,176
The Babcock & Wilcox Company (I)	26,702	739,912
		5,086,142
Machinery - 4.74%
AGCO Corp. (I)(L)	19,159	945,688
Eaton Corp.	41,156	2,117,476
Navistar International Corp. (I)	25,212	1,423,470
Parker Hannifin Corp.	10,698	960,039
Terex Corp. (I)	27,256	775,433
The Manitowoc Company, Inc. (L)	30,381	511,616
		6,733,722

The accompanying notes are an integral part of the financial statements.

160

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail - 2.69%
Con-way, Inc.	17,421	$676,109
J.B. Hunt Transport Services, Inc.	19,216	904,881
Kansas City Southern (I)	27,879	1,654,061
Werner Enterprises, Inc. (L)	23,082	578,204
		3,813,255
		23,572,658
Information Technology - 7.54%
Computers & Peripherals - 0.85%
Western Digital Corp. (I)	33,137	1,205,524
Electronic Equipment, Instruments & Components - 0.85%
Avnet, Inc. (I)	37,734	1,202,960
IT Services - 0.42%
Computer Sciences Corp. (L)	15,575	591,227
Semiconductors & Semiconductor Equipment - 2.59%
LSI Corp. (I)	395,045	2,812,720
Microchip Technology, Inc. (L)	22,700	860,557
		3,673,277
Software - 2.83%
BMC Software, Inc. (I)	29,701	1,624,645
Check Point Software Technologies, Ltd. (I)(L)	42,209	2,399,582
		4,024,227
		10,697,215
Materials - 8.08%
Chemicals - 5.38%
Agrium, Inc.	7,787	683,387
Eastman Chemical Company	29,335	2,994,223
Huntsman Corp.	61,155	1,152,772
Lubrizol Corp.	4,429	594,682
PPG Industries, Inc.	24,381	2,213,551
		7,638,615
Construction Materials - 0.29%
Cemex SAB de CV, ADR (I)(L)	48,392	416,171
Containers & Packaging - 0.19%
Rock-Tenn Company, Class A	4,034	267,616
Metals & Mining - 1.53%
Cliffs Natural Resources, Inc.	3,909	361,387
Freeport-McMoRan Copper & Gold, Inc.	22,697	1,200,671
Kobe Steel Ltd. ADR	32,929	372,098
Steel Dynamics, Inc.	14,123	229,499
		2,163,655
Paper & Forest Products - 0.69%
Domtar Corp.	10,368	982,057
		11,468,114
Telecommunication Services - 2.43%
Diversified Telecommunication Services - 2.11%
CenturyLink, Inc.	38,787	1,568,158
Windstream Corp. (L)	109,479	1,418,848
		2,987,006
Wireless Telecommunication Services - 0.32%
Sprint Nextel Corp. (I)	84,062	453,094
		3,440,100
Utilities - 6.08%
Electric Utilities - 2.29%
Entergy Corp.	12,089	825,437
FirstEnergy Corp.	14,152	624,811
Pepco Holdings, Inc. (L)	54,573	1,071,268
Pinnacle West Capital Corp.	16,268	$725,227
		3,246,743
Gas Utilities - 0.20%
Questar Corp.	16,059	284,405
Multi-Utilities - 3.59%
CenterPoint Energy, Inc.	69,819	1,350,998
DTE Energy Company	32,234	1,612,345
Sempra Energy	16,626	879,183
Wisconsin Energy Corp. (L)	39,843	1,249,078
		5,091,604
		8,622,752
TOTAL COMMON STOCKS (Cost $99,647,235)		$133,229,203

CONVERTIBLE BONDS - 0.16%
Materials - 0.16%
Cemex SAB de CV 3.750%, 03/15/2018 (S)	$233,000	$230,670
TOTAL CONVERTIBLE BONDS (Cost $233,000)		$230,670

SECURITIES LENDING COLLATERAL - 14.42%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	2,045,194	20,468,094
TOTAL SECURITIES LENDING
COLLATERAL (Cost $20,467,735)		$20,468,094

SHORT-TERM INVESTMENTS - 4.93%
U.S. Government & Agency
Obligations - 4.79%
Federal Home Loan Discount Notes 0.001%,
07/01/2011 *	$6,800,000	$6,800,000
Repurchase Agreement - 0.14%
Repurchase Agreement with State Street Corp. dated 06/30/2011 at 0.010% to be repurchased at $195,000 on 07/01/2011, collateralized by $200,000 Federal Home Loan Mortgage Corporation, 3.000% due 08/11/2017 (valued at $202,750, including interest)	195,000	195,000
TOTAL SHORT-TERM INVESTMENTS (Cost $6,995,000)		$6,995,000
Total Investments (Mid Cap Value Equity Trust)
(Cost $127,342,970) - 113.40%		$160,922,967
Other assets and liabilities, net - (13.40%)		(19,014,120)
TOTAL NET ASSETS - 100.00%		$141,908,847

Mid Value Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.87%
Consumer Discretionary - 14.96%
Auto Components - 1.77%
BorgWarner, Inc. (I)(L)	81,200	$6,560,149
Visteon Corp. (I)	88,500	6,054,285
Visteon Corp. (I)(S)	26,500	1,812,865
		14,427,299
Diversified Consumer Services - 2.90%
Career Education Corp. (I)(L)	335,200	7,089,480

The accompanying notes are an integral part of the financial statements.

161

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services (continued)
H&R Block, Inc. (L)	349,200	$5,601,168
Strayer Education, Inc. (L)	25,900	3,273,501
Weight Watchers International, Inc.	101,450	7,656,432
		23,620,581
Hotels, Restaurants & Leisure - 1.08%
International Game Technology (L)	501,400	8,814,612
Household Durables - 1.29%
Fortune Brands, Inc.	151,300	9,648,401
Pulte Group, Inc. (I)(L)	110,700	847,962
		10,496,363
Internet & Catalog Retail - 0.75%
Liberty Media Corp. - Interactive, Series A (I)	366,100	6,139,497
Leisure Equipment & Products - 1.59%
Mattel, Inc.	366,400	10,072,336
Sankyo Company, Ltd.	55,200	2,852,878
		12,925,214
Media - 3.98%
DISH Network Corp. (I)	263,900	8,093,813
DreamWorks Animation SKG, Inc. (I)(L)	157,400	3,163,740
Liberty Media Corp. - Starz, Series A (I)	72,504	5,455,201
Meredith Corp. (L)	257,981	8,030,949
Scholastic Corp. (L)	202,624	5,389,798
The Washington Post Company, Class B (L)	5,600	2,346,120
		32,479,621
Specialty Retail - 1.60%
CarMax, Inc. (I)(L)	99,600	3,293,772
The Gap, Inc. (L)	538,400	9,745,040
		13,038,812
		121,941,999
Consumer Staples - 7.30%
Beverages - 0.43%
Brown Forman Corp., Class B (L)	46,700	3,488,023
Food & Staples Retailing - 2.13%
Sysco Corp. (L)	175,100	5,459,618
The Kroger Company	479,000	11,879,200
		17,338,818
Food Products - 2.85%
Campbell Soup Company (L)	179,200	6,191,360
Flowers Foods, Inc. (L)	156,900	3,458,076
McCormick & Company, Inc. (L)	117,700	5,834,389
Sara Lee Corp.	175,400	3,330,846
The Hershey Company	18,500	1,051,725
Tootsie Roll Industries, Inc. (L)	116,627	3,412,506
		23,278,902
Household Products - 0.64%
Clorox Company (L)	77,000	5,192,880
Personal Products - 1.25%
Avon Products, Inc.	255,500	7,154,000
The Estee Lauder
Companies, Inc., Class A (L)	28,700	3,018,953
		10,172,953
		59,471,576
Energy - 9.04%
Energy Equipment & Services - 1.38%
Exterran Holdings, Inc. (I)(L)	392,822	7,789,660
Weatherford International, Ltd. (I)	185,200	$3,472,500
		11,262,160
Oil, Gas & Consumable Fuels - 7.66%
Arch Coal, Inc.	161,133	4,295,806
El Paso Corp.	405,600	8,193,120
EQT Corp.	248,400	13,045,968
Hess Corp.	68,300	5,106,108
Marathon Oil Corp.	172,800	9,103,104
Murphy Oil Corp.	41,700	2,738,022
Nexen, Inc.	612,300	13,776,750
QEP Resources, Inc.	71,200	2,978,296
Quicksilver Resources, Inc. (I)(L)	214,600	3,167,496
		62,404,670
		73,666,830
Financials - 22.61%
Capital Markets - 5.60%
E*TRADE Financial Corp. (I)	701,270	9,677,526
Federated Investors, Inc., Class B (L)	152,500	3,635,600
Greenhill & Company, Inc. (L)	123,809	6,663,400
Janus Capital Group, Inc. (L)	765,200	7,223,488
Legg Mason, Inc.	116,200	3,806,712
Northern Trust Corp.	317,500	14,592,300
		45,599,026
Commercial Banks - 2.94%
CIT Group, Inc. (I)	238,600	10,560,436
Commerce Bancshares, Inc. (L)	57,359	2,466,437
First Horizon National Corp.	479,249	4,572,035
Westamerica Bancorp. (L)	128,900	6,348,325
		23,947,233
Consumer Finance - 1.16%
Discover Financial Services	353,400	9,453,450
Insurance - 7.06%
Assured Guaranty, Ltd.	121,500	1,981,665
Axis Capital Holdings, Ltd.	103,300	3,198,168
Fidelity National Financial, Inc., Class A	516,400	8,128,136
First American Financial Corp.	553,300	8,659,145
Marsh & McLennan Companies, Inc.	412,200	12,856,518
OneBeacon Insurance Group, Ltd.	104,900	1,404,611
The Allstate Corp.	113,700	3,471,261
The Progressive Corp.	290,800	6,217,304
Unitrin, Inc. (L)	111,102	3,296,396
White Mountains Insurance Group, Ltd.	19,700	8,277,152
		57,490,356
Real Estate Investment Trusts - 4.17%
Cousins Properties, Inc. (L)	322,887	2,757,455
Federal Realty Investment Trust	7,800	664,404
General Growth Properties, Inc.	261,329	4,361,581
Kimco Realty Corp.	181,900	3,390,616
Prologis, Inc.	146,776	5,260,452
SL Green Realty Corp. (L)	33,100	2,742,997
Weingarten Realty Investors (L)	136,100	3,424,276
Weyerhaeuser Company	521,836	11,407,335
		34,009,116
Real Estate Management & Development - 0.79%
Forest City Enterprises, Inc., Class A (I)(L)	165,800	3,095,486
The St. Joe Company (I)(L)	161,600	3,367,744
		6,463,230
Thrifts & Mortgage Finance - 0.89%
BankUnited, Inc. (L)	50,200	1,332,308

The accompanying notes are an integral part of the financial statements.

162

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Capitol Federal Financial, Inc.	376,598	$4,428,792
MGIC Investment Corp. (I)	257,400	1,531,530
		7,292,630
		184,255,041
Health Care - 6.06%
Biotechnology - 1.71%
Cephalon, Inc. (I)(L)	174,700	13,958,530
Health Care Equipment & Supplies - 0.45%
Zimmer Holdings, Inc. (I)	58,100	3,671,920
Health Care Providers & Services - 3.42%
Cardinal Health, Inc.	71,900	3,265,698
Healthsouth Corp. (I)(L)	408,770	10,730,213
Kindred Healthcare, Inc. (I)(L)	169,700	3,643,459
Quest Diagnostics, Inc.	25,500	1,507,050
Select Medical Holdings Corp. (I)	341,700	3,030,879
Tenet Healthcare Corp. (I)	910,400	5,680,896
		27,858,195
Life Sciences Tools & Services - 0.24%
Charles River
Laboratories International, Inc. (I)(L)	48,000	1,951,200
Pharmaceuticals - 0.24%
Forest Laboratories, Inc. (I)	50,200	1,974,868
		49,414,713
Industrials - 9.02%
Aerospace & Defense - 2.23%
Raytheon Company	125,500	6,256,175
Textron, Inc. (L)	505,400	11,932,494
		18,188,669
Airlines - 2.09%
Delta Air Lines, Inc. (I)	374,000	3,429,580
Southwest Airlines Company	1,188,700	13,574,954
		17,004,534
Commercial Services & Supplies - 0.95%
Cintas Corp. (L)	235,500	7,778,565
Electrical Equipment - 0.19%
The Babcock & Wilcox Company (I)	55,804	1,546,329
Machinery - 0.76%
WABCO Holdings, Inc. (I)	89,200	6,160,152
Professional Services - 1.51%
Equifax, Inc.	34,300	1,190,896
Manpower, Inc.	140,700	7,548,555
Verisk Analytics, Inc., Class A (I)	103,900	3,597,018
		12,336,469
Road & Rail - 0.62%
Hertz Global Holdings, Inc. (I)(L)	319,000	5,065,720
Trading Companies & Distributors - 0.67%
Air Lease Corp. (I)(L)	224,100	5,443,389
		73,523,827
Information Technology - 6.95%
Communications Equipment - 1.16%
Harris Corp. (L)	52,600	2,370,156
Motorola Mobility Holdings, Inc. (I)(L)	321,375	7,083,105
		9,453,261
Electronic Equipment, Instruments & Components - 2.67%
AVX Corp.	214,200	3,264,408
Molex, Inc., Class A	328,100	7,047,588
TE Connectivity, Ltd.	311,800	$11,461,768
		21,773,764
IT Services - 2.18%
Automatic Data Processing, Inc.	10,800	568,944
Computer Sciences Corp. (L)	159,700	6,062,212
CoreLogic, Inc. (I)	232,700	3,888,417
Lender Processing Services, Inc.	27,600	577,116
Paychex, Inc. (L)	144,700	4,445,184
SAIC, Inc. (I)(L)	133,600	2,247,152
		17,789,025
Semiconductors & Semiconductor Equipment - 0.53%
ASML Holding NV, NASDAQ Global Select
Market Shares	72,283	2,671,580
National Semiconductor Corp.	65,800	1,619,338
		4,290,918
Software - 0.41%
Electronic Arts, Inc. (I)	141,700	3,344,120
		56,651,088
Materials - 6.60%
Chemicals - 2.09%
International Flavors & Fragrances, Inc.	110,900	7,124,216
Nalco Holding Company (L)	356,500	9,914,265
		17,038,481
Construction Materials - 0.56%
Vulcan Materials Company (L)	119,007	4,585,340
Containers & Packaging - 1.80%
Temple-Inland, Inc.	491,700	14,623,156
Metals & Mining - 2.15%
Agnico Eagle Mines, Ltd.	68,700	4,337,031
Franco-Nevada Corp.	180,900	6,752,450
United States Steel Corp. (L)	139,500	6,422,580
		17,512,061
		53,759,038
Telecommunication Services - 1.31%
Diversified Telecommunication Services - 0.27%
Hellenic Telecommunications
Organization SA, ADR (L)	466,600	2,188,354
Wireless Telecommunication Services - 1.04%
Telephone & Data Systems, Inc. (L)	79,500	2,470,860
Telephone & Data Systems, Inc. -
Special Shares	221,700	5,970,381
		8,441,241
		10,629,595
Utilities - 9.02%
Electric Utilities - 4.00%
American Electric Power Company, Inc.	83,600	3,150,048
Duke Energy Corp. (L)	184,000	3,464,720
FirstEnergy Corp.	288,911	12,755,421
Pepco Holdings, Inc.	134,500	2,640,235
Pinnacle West Capital Corp.	24,800	1,105,584
PPL Corp. (L)	339,400	9,445,502
		32,561,510
Independent Power Producers & Energy Traders - 3.80%
Calpine Corp. (I)(L)	468,400	7,555,292
Constellation Energy Group, Inc.	206,300	7,831,148
GenOn Energy, Inc. (I)	2,729,686	10,536,588

The accompanying notes are an integral part of the financial statements.

163

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Independent Power Producers & Energy Traders (continued)
NRG Energy, Inc. (I)	204,500	$5,026,610
		30,949,638
Multi-Utilities - 1.22%
NiSource, Inc. (L)	460,600	9,327,150
TECO Energy, Inc.	33,000	623,370
		9,950,520
		73,461,668
TOTAL COMMON STOCKS (Cost $603,185,398)		$756,775,375

PREFERRED SECURITIES - 0.26%
Assured Guaranty, Ltd., 8.500%	18,650	1,244,608
PPL Corp., 9.500%	15,000	838,500
TOTAL PREFERRED SECURITIES (Cost $1,687,510)		$2,083,108

CONVERTIBLE BONDS - 1.15%
Alcatel-Lucent USA, Inc. 2.875%, 06/15/2025	$5,304,000	$5,171,400
Janus Capital Group, Inc. 3.250%, 07/15/2014	884,000	956,930
MGIC Investment Corp. 5.000%, 05/01/2017	497,000	442,951
Textron, Inc., Series TXT 4.500%, 05/01/2013	1,517,000	2,834,894
TOTAL CONVERTIBLE BONDS (Cost $7,761,493)		$9,406,175

SECURITIES LENDING COLLATERAL - 20.57%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	16,746,515	167,597,452
TOTAL SECURITIES LENDING
COLLATERAL (Cost $167,590,211)		$167,597,452

SHORT-TERM INVESTMENTS - 5.57%
Money Market Funds - 5.57%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	$1,290,823	$1,290,823
T. Rowe Price Prime Reserve
Fund, 0.1301% (Y)	44,106,287	44,106,287
		45,397,110
TOTAL SHORT-TERM INVESTMENTS (Cost $45,397,110)		$45,397,110
Total Investments (Mid Value Trust)
(Cost $825,621,722) - 120.42%		$981,259,220
Other assets and liabilities, net - (20.42%)		(166,362,656)
TOTAL NET ASSETS - 100.00%		$814,896,564

Mutual Shares Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 88.72%
Consumer Discretionary - 8.15%

Automobiles
Daimler AG	60,108	$4,523,781
General Motors Company (I)	150,280	4,562,501
		9,086,282
Hotels, Restaurants & Leisure
Thomas Cook Group PLC	195,669	$417,697

Leisure Equipment & Products
Mattel, Inc.	163,555	4,496,127

Media
British Sky Broadcasting Group PLC	442,304	6,007,215
News Corp., Class A	521,356	9,228,001
Time Warner Cable, Inc.	99,946	7,799,786
Time Warner, Inc.	211,619	7,696,583
Viacom, Inc., Class B	104,518	5,330,418
Virgin Media, Inc. (L)	132,112	3,954,112
		40,016,115
		54,016,221
Consumer Staples - 21.18%

Beverages
Foster’s Group, Ltd.	412,504	2,283,589
Pernod-Ricard SA (L)	92,681	9,135,778
Coca-Cola Enterprises, Inc.	135,677	3,959,055
Dr. Pepper Snapple Group, Inc.	139,423	5,846,006
PepsiCo, Inc.	67,542	4,756,983
		25,981,411

Food & Staples Retailing
Carrefour SA	54,020	2,218,639
CVS Caremark Corp.	446,682	16,786,310
The Kroger Company	305,914	7,586,667
Wal-Mart Stores, Inc.	64,954	3,451,656
		30,043,272

Food Products
Nestle SA	182,807	11,361,319
General Mills, Inc.	138,531	5,156,124
Kraft Foods, Inc., Class A	403,036	14,198,958
		30,716,401

Tobacco
Japan Tobacco, Inc.	278	1,072,866
British American Tobacco PLC	380,990	16,700,071
Imperial Tobacco Group PLC (I)	345,810	11,497,608
Altria Group, Inc.	397,966	10,510,282
Lorillard, Inc.	44,546	4,849,723
Philip Morris International, Inc.	69,721	4,655,271
Reynolds American, Inc.	118,176	4,378,421
		53,664,242
		140,405,326
Energy - 6.75%

Energy Equipment & Services
Transocean, Ltd.	119,670	7,725,895
Ensco International PLC, ADR	44,418	2,367,479
Exterran Holdings, Inc. (I)(L)	63,948	1,268,089
		11,361,463

Oil, Gas & Consumable Fuels
Royal Dutch Shell PLC
(Euronext Amsterdam) (I)	267,036	9,479,688
BP PLC	392,820	2,894,296
Marathon Oil Corp.	274,201	14,444,909
Murphy Oil Corp.	55,130	3,619,836
The Williams Companies, Inc.	96,206	2,910,232
		33,348,961
		44,710,424

The accompanying notes are an integral part of the financial statements.

164

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or
	Principal
	Amount	Value

Oil, Gas & Consumable Fuels (continued)
Financials - 15.13%

Capital Markets
UBS AG (Swiss Exchange) (I)	252,743	$4,608,795
Morgan Stanley	294,402	6,774,190
		11,382,985

Commercial Banks
Barclays PLC	1,263,744	5,201,833
Bond Street Holdings LLC, Class A (I)(S)	58,532	1,199,906
CIT Group, Inc. (I)	57,512	2,545,481
Guaranty Bancorp (I)	21,927	29,382
PNC Financial Services Group, Inc.	119,044	7,096,213
Wells Fargo & Company	293,610	8,238,697
		24,311,512

Diversified Financial Services
AET&D Holdings No 1, Ltd.	534,996	11,476
Deutsche Boerse AG	49,207	3,734,486
Bank of America Corp.	504,892	5,533,616
Cerberus Investors I LLC	769,345	121,172
Cerberus Investors II LLC	769,332	121,170
Cerberus Investors III LLC	384,718	60,593
NYSE Euronext	88,975	3,049,173
		12,631,686

Insurance
ACE, Ltd.	106,212	6,990,874
Zurich Financial Services AG (I)	14,369	3,631,715
Alleghany Corp. (I)	9,004	2,999,322
American International Group, Inc. (I)	209,020	6,128,466
CNO Financial Group, Inc. (I)	140,706	1,112,984
MetLife, Inc.	65,510	2,873,924
Old Republic International Corp. (L)	276,014	3,243,165
White Mountains Insurance Group, Ltd. (L)	20,381	8,563,282
		35,543,732

Real Estate Investment Trusts
Alexander’s, Inc. (L)	13,593	5,396,421
Weyerhaeuser Company (L)	335,635	7,336,981
		12,733,402

Real Estate Management & Development
Canary Wharf Group PLC (I)	555,649	2,652,948
Forestar Group, Inc. (I)(L)	64,569	1,060,869
		3,713,817
		100,317,134
Health Care - 13.02%

Biotechnology
Amgen, Inc. (I)	125,191	7,304,895
Cephalon, Inc. (I)	26,440	2,112,556
		9,417,451

Health Care Equipment & Supplies
Boston Scientific Corp. (I)	543,114	3,752,918
Medtronic, Inc.	188,995	7,281,977
Zimmer Holdings, Inc. (I)	41,738	2,637,842
		13,672,737

Health Care Providers & Services
Community Health Systems, Inc. (I)	58,797	1,509,907
Coventry Health Care, Inc. (I)(L)	68,415	2,495,095
Tenet Healthcare Corp. (I)(L)	850,914	5,309,703
UnitedHealth Group, Inc.	227,563	$11,737,700
		21,052,405

Pharmaceuticals
Teva Pharmaceutical Industries, Ltd., ADR	51,110	2,464,524
Novartis AG	82,093	5,028,809
Eli Lilly & Company	283,618	10,644,184
Merck & Company, Inc.	322,480	11,380,319
Pfizer, Inc.	613,585	12,639,851
		42,157,687
		86,300,280
Industrials - 4.54%

Aerospace & Defense
GenCorp, Inc. (I)(L)	92,209	591,982
Huntington Ingalls Industries, Inc. (I)	71,611	2,470,580
		3,062,562

Air Freight & Logistics
PostNL NV	144,924	1,229,684
TNT Express NV (I)	144,924	1,503,075
		2,732,759

Building Products
Owens Corning, Inc. (I)(L)	145,035	5,417,057

Electrical Equipment
Alstom SA (L)	13,838	852,238

Industrial Conglomerates
Koninklijke Philips Electronics NV	108,520	2,785,087
Orkla ASA	335,862	3,191,558
		5,976,645

Machinery
Federal Signal Corp. (L)	140,014	918,492
Stanley Black & Decker, Inc.	52,807	3,804,744
		4,723,236

Marine
A P Moller Maersk A/S, Series A	852	7,351,306
		30,115,803
Information Technology - 8.31%

Communications Equipment
Cisco Systems, Inc.	304,940	4,760,113
Motorola Solutions, Inc. (I)	43,691	2,011,534
		6,771,647

Computers & Peripherals
Hewlett-Packard Company	196,765	7,162,246

Electronic Equipment, Instruments & Components
TE Connectivity, Ltd.	128,830	4,735,791

Office Electronics
Xerox Corp.	1,076,394	11,205,260

Semiconductors & Semiconductor Equipment
LSI Corp. (I)	887,472	6,318,801

Software
Nintendo Company, Ltd.	13,665	2,573,404
Microsoft Corp.	482,186	12,536,836

The accompanying notes are an integral part of the financial statements.

165

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or
	Principal
	Amount	Value

Software (continued)
Symantec Corp. (I)	190,390	$3,754,491
		18,864,731
		55,058,476
Materials - 4.86%

Chemicals
Linde AG	52,777	9,253,203

Metals & Mining
ThyssenKrupp AG	165,004	8,559,628

Paper & Forest Products
Domtar Corp.	29,670	2,810,342
International Paper Company	267,293	7,970,677
MeadWestvaco Corp.	108,391	3,610,504
		14,391,523
		32,204,354
Telecommunication Services - 2.76%

Diversified Telecommunication Services
Telefonica SA	272,226	6,657,000
Cable & Wireless Communications PLC	2,440,931	1,587,985
		8,244,985

Wireless Telecommunication Services
Vodafone Group PLC	3,786,598	10,063,383
		18,308,368
Utilities - 4.02%

Electric Utilities
E.ON AG	224,321	6,368,019
Brookfield Infrastructure Partners LP (L)	121,760	3,050,088
Entergy Corp.	35,773	2,442,580
Exelon Corp. (L)	125,695	5,384,774
		17,245,461

Independent Power Producers & Energy Traders
NRG Energy, Inc. (I)(L)	210,119	5,164,725

Multi-Utilities
GDF Suez	116,226	4,253,508

		26,663,694
TOTAL COMMON STOCKS (Cost $511,782,617)		$588,100,080

CORPORATE BONDS - 0.52%
Consumer Discretionary - 0.19%
Clear Channel Communications, Inc., PIK
11.000%, 08/01/2016	$1,404,000	$1,242,540
Tropicana Entertainment LLC
9.625%, 12/15/2014 (H)	1,180,000	0
		1,242,540
Energy - 0.20%
OPTI Canada, Inc.
9.750%, 08/15/2013 (S)	949,000	941,883
9.000%, 12/15/2012 (S)	354,000	355,770
		1,297,653
Financials - 0.05%
Realogy Corp.
7.875%, 02/15/2019 (S)	351,000	347,490
Industrials - 0.00%
Northwest Airlines, Inc., Escrow Certificates
01/16/2017 (I)	170,000	0
Utilities - 0.08%
Texas Competitive Electric Holdings
Company LLC
11.500%, 10/01/2020 (S)	$550,000	$540,375
TOTAL CORPORATE BONDS (Cost $4,407,588)		$3,428,058

TERM LOANS (M) - 2.73%
Consumer Discretionary - 0.68%
Clear Channel Communications, Inc.
3.836%, 01/29/2016	778,221	645,275
3.836%, 01/29/2016	665,000	546,131
3.836%, 01/28/2016	3,905,000	3,289,963
		4,481,369
Financials - 1.17%
CIT Group, Inc.
6.250%, 08/11/2015	1,363,157	1,369,729
Realogy Corp.
3.268%, 10/10/2013	545,632	506,414
4.518%, 10/10/2016	5,849,214	5,200,928
4.644%, 10/10/2016	506,827	470,399
13.500%, 10/15/2017	219,000	229,776
		7,777,246
Utilities - 0.88%
Boston Generating LLC
4.500%, 12/20/2013	26,319	9,211
4.503%, 12/20/2013	839	294
6.500%, 12/20/2013	447	157
Texas Competitive Electric Holdings
Company LLC
4.730%, 10/10/2017	7,466,240	5,834,045
		5,843,707
TOTAL TERM LOANS (Cost $18,307,017)		$18,102,322

RIGHTS - 0.03%
Sanofi (Expiration Date: 12/31/2020) (I)(L)(N)	90,996	$219,300
TOTAL RIGHTS (Cost $202,011)		$219,300

SECURITIES LENDING COLLATERAL - 6.43%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	4,258,846	42,622,105
TOTAL SECURITIES LENDING
COLLATERAL (Cost $42,621,751)		$42,622,105

SHORT-TERM INVESTMENTS - 5.90%
U.S. Government & Agency
Obligations - 4.67%
Federal Home Loan Bank Discount Notes,
0.0011%, 07/01/2011 *	$5,000,000	$5,000,000
U.S. Treasury Bill
0.125%, 08/25/2011 *	5,000,000	4,999,885
0.175%, 07/07/2011 *	5,000,000	4,999,990
0.100%, 09/22/2011 *	5,000,000	4,999,710
0.075%, 11/25/2011 *	3,000,000	2,999,142
0.100%, 10/27/2011 *	5,000,000	4,999,395
0.148%, 08/04/2011 *	3,000,000	2,999,967
		30,998,089

The accompanying notes are an integral part of the financial statements.

166

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 1.23%
Repurchase Agreement with State Street Corp. dated 06/30/2011 at 0.010% to be repurchased at $8,130,002 on 07/01/2011, collateralized by $8,085,000 Federal Home Loan Bank, 2.000% due 09/14/2012 (valued at $8,292,733 including interest)	$8,130,000	$8,130,000
TOTAL SHORT-TERM INVESTMENTS (Cost $39,124,770)		$39,128,089
Total Investments (Mutual Shares Trust)
(Cost $616,445,754) - 104.33%		$691,599,954
Other assets and liabilities, net - (4.33%)		(28,733,515)
TOTAL NET ASSETS - 100.00%		$662,866,439

Natural Resources Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.20%
Energy - 55.56%
Energy Equipment & Services - 4.92%
Noble Corp.	145,300	$5,726,273
Tidewater, Inc. (L)	65,200	3,508,412
Transocean, Ltd.	68,600	4,428,816
		13,663,501
Oil, Gas & Consumable Fuels - 50.64%
BG Group PLC	496,610	11,270,837
BP PLC, ADR	208,173	9,219,982
Bumi Resources Tbk PT	11,158,000	3,850,775
Canadian Natural Resources, Ltd.	180,539	7,568,243
Chesapeake Energy Corp.	286,836	8,516,161
CONSOL Energy, Inc.	149,362	7,241,070
Encana Corp.	131,008	4,045,226
EOG Resources, Inc.	104,748	10,951,403
Exxon Mobil Corp.	15,572	1,267,249
Gazprom OAO, ADR	1,051	15,292
Gazprom OAO, ADR (London Exchange)	313,168	4,586,833
Imperial Oil, Ltd.	171,400	7,985,526
Oil Search, Ltd.	578,104	4,133,118
Petroleo Brasileiro SA, ADR	297,204	10,063,327
Pioneer Natural Resources Company	59,300	5,311,501
Reliance Industries, Ltd.	166,067	3,335,173
Reliance Industries, Ltd., GDR	19,504	784,841
Reliance Industries, Ltd., GDR
(London Exchange) (S)	69,668	2,805,506
Sasol, Ltd.	79,000	4,178,310
Southwestern Energy Company (I)(L)	166,500	7,139,520
Statoil ASA, ADR (L)	306,600	7,802,970
Suncor Energy, Inc.	220,456	8,640,403
Tesoro Corp. (I)	179,800	4,119,218
Ultra Petroleum Corp. (I)	124,400	5,697,520
		140,530,004
		154,193,505
Industrials - 1.72%
Industrial Conglomerates - 1.72%
Beijing Enterprises Holdings, Ltd.	913,253	4,777,484
Materials - 39.20%
Chemicals - 2.51%
Sumitomo Chemical Company, Ltd.	836,000	4,175,445
The Mosaic Company	41,000	$2,776,930
		6,952,375
Construction Materials - 1.44%
CRH PLC (London Exchange)	180,124	4,005,682
Metals & Mining - 34.92%
Alumina, Ltd.	2,630,959	6,023,461
Anglo American PLC	157,033	7,782,197
Anglo Platinum, Ltd.	71,211	6,623,037
AngloGold Ashanti, Ltd., ADR (L)	63,465	2,671,242
Compania de Minas
Buenaventura SA, ADR (L)	118,500	4,500,630
First Quantum Minerals, Ltd.	62,600	9,127,287
Fortescue Metals Group, Ltd.	565,561	3,879,266
Glencore International PLC (I)	844,228	6,652,778
Gold Fields, Ltd.	152,488	2,231,242
Kazakhmys PLC	227,796	5,052,232
Kinross Gold Corp.	473,000	7,473,400
Lundin Mining Corp. (I)	316,700	2,429,965
Mongolian Mining Corp. (I)	3,631,500	4,482,218
Sumitomo Metal Industries, Ltd.	2,033,000	4,572,561
Teck Resources, Ltd., Class B	142,576	7,234,306
Vale SA, ADR (L)	235,505	6,820,225
Vedanta Resources PLC	277,929	9,349,121
		96,905,168
Paper & Forest Products - 0.33%
Sino-Forest Corp. (I)(L)	274,200	909,783
		108,773,008
Utilities - 0.72%
Gas Utilities - 0.72%
ENN Energy Holdings, Ltd.	584,422	1,990,284
TOTAL COMMON STOCKS (Cost $250,393,530)		$269,734,281

WARRANTS - 1.13%
NMDC, Ltd. (Expiration date: 03-25-15, Strike
Price: INR 0.00001) (I)	551,053	3,145,435
TOTAL WARRANTS (Cost $3,646,865)		$3,145,435

SECURITIES LENDING COLLATERAL - 9.37%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	2,598,893	26,009,465
TOTAL SECURITIES LENDING
COLLATERAL (Cost $26,008,953)		$26,009,465

SHORT-TERM INVESTMENTS - 1.62%
Repurchase Agreement - 1.62%
Bank of New York Tri-Party Repurchase Agreement dated 06/30/2011 at 0.050% to be repurchased at $4,500,006 on 07/01/2011, collateralized by $4,574,287 Government National Mortgage Association, 4.500% due 06/20/2041 (valued at $4,590,001, including interest)	$4,500,000	$4,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,500,000)		$4,500,000
Total Investments (Natural Resources Trust)
(Cost $284,549,348) - 109.32%		$303,389,181
Other assets and liabilities, net - (9.32%)		(25,868,385)
TOTAL NET ASSETS - 100.00%		$277,520,796

The accompanying notes are an integral part of the financial statements.

167

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Real Estate Securities Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.33%
Financials - 96.63%
Diversified Financial Services - 0.00%
BGP Holdings PLC (I)	194,291	$0
Real Estate Investment Trusts - 95.69%
Diversified REIT’s - 2.91%
American Assets Trust, Inc.	151,050	3,391,072
Colonial Properties Trust (L)	311,700	6,358,680
PS Business Parks, Inc. (L)	47,950	2,642,045
		12,391,797
Industrial REIT’s - 7.79%
DuPont Fabros Technology, Inc. (L)	162,400	4,092,480
Prologis, Inc.	813,399	29,152,220
		33,244,700
Office REIT’s - 19.65%
Alexandria Real Estate Equities, Inc.	129,500	10,025,890
Boston Properties, Inc.	322,000	34,183,520
Brandywine Realty Trust	686,750	7,959,433
Douglas Emmett, Inc. (L)	331,550	6,594,530
Duke Realty Corp.	393,150	5,508,032
Mack-Cali Realty Corp.	171,450	5,647,563
SL Green Realty Corp. (L)	167,800	13,905,586
		83,824,554
Real Estate Operating Companies - 0.35%
Hudson Pacific Properties, Inc.	97,300	1,511,069
Residential REIT’s - 18.02%
AvalonBay Communities, Inc. (L)	169,484	21,761,746
BRE Properties, Inc.	275,400	13,736,952
Camden Property Trust (L)	203,100	12,921,222
Education Realty Trust, Inc. (L)	494,900	4,241,293
Equity Lifestyle Properties, Inc.	121,450	7,583,338
Equity Residential	99,434	5,966,040
Post Properties, Inc.	261,200	10,646,512
		76,857,103
Retail REIT’s - 25.16%
Developers Diversified Realty Corp.	944,400	13,316,040
Federal Realty Investment Trust (L)	159,350	13,573,433
General Growth Properties, Inc.	520,913	8,694,038
Ramco-Gershenson Properties Trust (L)	227,850	2,820,783
Simon Property Group, Inc. (L)	380,114	44,180,646
Tanger Factory Outlet Centers, Inc. (L)	407,500	10,908,775
Taubman Centers, Inc. (L)	233,500	13,823,200
		107,316,915
Specialized REIT’s - 21.81%
Chesapeake Lodging Trust	164,250	2,802,105
Entertainment Properties Trust (L)	100,244	4,681,395
Extra Space Storage, Inc. (L)	419,250	8,942,603
HCP, Inc. (L)	485,050	17,796,485
Health Care REIT, Inc. (L)	57,800	3,030,454
Host Hotels & Resorts, Inc. (L)	826,777	14,013,870
LTC Properties, Inc.	149,550	4,160,481
Pebblebrook Hotel Trust	304,100	6,139,779
Public Storage	127,440	14,529,434
Sabra Healthcare REIT, Inc.	41,150	687,617
Senior Housing Properties Trust	333,055	7,796,818
Strategic Hotels & Resorts, Inc. (I)	904,000	6,400,320
Sunstone Hotel Investors, Inc. (I)	218,700	2,027,349
		93,008,710
		408,154,848
Real Estate Management & Development - 0.94%
Brookfield Properties Corp.	208,400	$4,017,952
		412,172,800
Health Care - 2.70%
Health Care Providers & Services - 2.70%
Brookdale Senior Living, Inc. (I)(L)	473,850	11,490,863
TOTAL COMMON STOCKS (Cost $339,572,597)		$423,663,663

SECURITIES LENDING COLLATERAL - 17.08%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	7,281,109	72,868,613
TOTAL SECURITIES LENDING
COLLATERAL (Cost $72,868,249)		$72,868,613

SHORT-TERM INVESTMENTS - 0.42%
Repurchase Agreement - 0.42%
Repurchase Agreement with State Street Corp. dated 06/30/2011 at 0.010% to be repurchased at $1,799,001 on 07/01/2011, collateralized by $1,735,000 Federal Home Loan Mortgage Bank, 3.500% due 03/08/2013 (valued at $1,836,931, including interest)	$1,799,000	$1,799,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,799,000)		$1,799,000
Total Investments (Real Estate Securities Trust)
(Cost $414,239,846) - 116.83%		$498,331,276
Other assets and liabilities, net - (16.83%)		(71,782,309)
TOTAL NET ASSETS - 100.00%		$426,548,967

Science & Technology Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.39%
Consumer Discretionary - 7.05%
Automobiles - 0.01%
Tesla Motors, Inc. (I)	1,106	$32,218
Hotels, Restaurants & Leisure - 0.70%
Ctrip.com International, Ltd., ADR (I)	71,990	3,101,329
Internet & Catalog Retail - 5.46%
Amazon.com, Inc. (I)	37,325	7,632,589
Liberty Media Corp. - Interactive, Series A (I)	169,000	2,834,130
Netflix, Inc. (I)	44,350	11,650,302
priceline.com, Inc. (I)	3,750	1,919,738
		24,036,759
Media - 0.88%
Phoenix New Media, Ltd., Adr (I)	93,925	842,507
Time Warner, Inc.	83,966	3,053,843
		3,896,350
		31,066,656
Health Care - 1.75%
Biotechnology - 1.00%
Amgen, Inc. (I)	46,000	2,684,100
Celgene Corp. (I)	29,000	1,749,280
		4,433,380

The accompanying notes are an integral part of the financial statements.

168

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies - 0.75%
Medtronic, Inc.	52,400	$2,018,972
Stryker Corp.	21,800	1,279,442
		3,298,414
		7,731,794
Industrials - 1.10%
Aerospace & Defense - 0.33%
Taser International, Inc. (I)	323,700	1,472,835
Construction & Engineering - 0.35%
Quanta Services, Inc. (I)	75,215	1,519,343
Electrical Equipment - 0.42%
Cooper Industries PLC	28,400	1,694,628
SMA Solar Technology AG	1,460	162,675
		1,857,303
		4,849,481
Information Technology - 85.47%
Communications Equipment - 8.65%
Acme Packet, Inc. (I)	45,705	3,205,292
ADTRAN, Inc.	161,195	6,239,858
BigBand Networks, Inc. (I)	46,100	100,037
Ciena Corp. (I)	48,500	891,430
Cisco Systems, Inc.	245,990	3,839,904
Ixia (I)	44,900	574,720
JDS Uniphase Corp. (I)	153,400	2,555,644
Juniper Networks, Inc. (I)	59,952	1,888,488
Polycom, Inc. (I)	26,805	1,723,562
Qualcomm, Inc.	121,265	6,886,639
Riverbed Technology, Inc. (I)	129,475	5,125,915
Telefonaktiebolaget LM Ericsson	184,800	2,657,424
Telefonaktiebolaget LM Ericsson, B Shares	168,465	2,422,955
		38,111,868
Computers & Peripherals - 14.31%
Apple, Inc. (I)	81,200	27,256,402
Dell, Inc. (I)	350,900	5,849,503
EMC Corp. (I)	272,505	7,507,513
Hewlett-Packard Company	129,190	4,702,516
HTC Corp.	39,000	1,332,258
NetApp, Inc. (I)	148,370	7,830,969
SanDisk Corp. (I)	91,600	3,801,400
Seagate Technology PLC	98,600	1,593,376
Synaptics, Inc. (I)	123,700	3,184,038
		63,057,975
Electronic Equipment, Instruments & Components - 3.47%
Amphenol Corp., Class A	20,285	1,095,187
Corning, Inc.	82,100	1,490,115
Dolby Laboratories, Inc., Class A (I)	24,400	1,036,024
Hitachi, Ltd.	1,284,000	7,590,077
TPK Holding Company, Ltd. (I)	117,000	3,589,510
Trimble Navigation, Ltd. (I)	11,900	471,716
		15,272,629
Internet Software & Services - 10.44%
Akamai Technologies, Inc. (I)	103,700	3,263,439
Baidu, Inc., ADR (I)	46,885	6,569,995
Bitauto Holdings, Ltd., ADR (I)	14,600	113,880
eBay, Inc. (I)	82,345	2,657,273
Equinix, Inc. (I)	32,100	3,242,742
Facebook, Inc., Class B (I)	38,296	1,121,307
Google, Inc., Class A (I)	40,560	20,538,773
Netease.com, Inc., ADR (I)	71,255	3,212,888
RealNetworks, Inc. (I)	549,600	1,868,640
Renren, Inc., Adr (I)	745	$6,593
Tencent Holdings, Ltd.	1,200	32,942
Yahoo!, Inc. (I)	180,894	2,720,646
Youku.com, Inc., ADR (I)	19,505	669,997
		46,019,115
IT Services - 3.86%
Accenture PLC, Class A	43,100	2,604,102
Genpact, Ltd. (I)	172,464	2,973,279
International Business Machines Corp.	27,885	4,783,672
MasterCard, Inc., Class A	8,760	2,639,738
Tata Consultancy Services, Ltd.	52,175	1,382,356
Visa, Inc., Class A	31,425	2,647,871
		17,031,018
Semiconductors & Semiconductor Equipment - 18.20%
Advanced Micro Devices, Inc. (I)	237,900	1,662,921
Analog Devices, Inc.	108,725	4,255,497
Applied Materials, Inc.	229,500	2,985,795
Atmel Corp. (I)	371,500	5,227,005
Avago Technologies, Ltd.	83,020	3,154,760
Broadcom Corp., Class A (I)	177,100	5,957,644
Cirrus Logic, Inc. (I)	12,060	191,754
Cree, Inc. (I)	45,200	1,518,268
Cypress Semiconductor Corp. (I)	161,200	3,407,768
First Solar, Inc. (I)	30,300	4,007,781
Intel Corp.	331,645	7,349,253
Intersil Corp., Class A	106,600	1,369,810
Lam Research Corp. (I)	118,000	5,225,040
Marvell Technology Group, Ltd. (I)	476,700	7,038,476
MEMC Electronic Materials, Inc. (I)	166,900	1,423,657
Micron Technology, Inc. (I)	554,800	4,149,904
NVIDIA Corp. (I)	131,600	2,097,046
ON Semiconductor Corp. (I)	831,910	8,710,098
Seoul Semiconductor Company, Ltd.	1,576	43,218
Skyworks Solutions, Inc. (I)	109,380	2,513,552
Spansion, Inc., Class A (I)	52,205	1,005,990
Texas Instruments, Inc.	133,135	4,370,822
Tokyo Electron, Ltd.	46,000	2,509,463
		80,175,522
Software - 26.54%
Adobe Systems, Inc. (I)	146,300	4,601,135
Autodesk, Inc. (I)	90,377	3,488,552
Autonomy Corp. PLC (I)	65,800	1,802,791
Blackboard, Inc. (I)	135,500	5,879,345
BMC Software, Inc. (I)	35,300	1,930,910
CA, Inc.	190,000	4,339,600
Citrix Systems, Inc. (I)	70,250	5,620,000
CommVault Systems, Inc. (I)	39,500	1,755,775
Electronic Arts, Inc. (I)	62,086	1,465,230
Informatica Corp. (I)	62,375	3,644,571
Intuit, Inc. (I)	153,995	7,986,181
Longtop Financial Technologies, Ltd. (I)	120,840	771,563
Microsoft Corp.	976,365	25,385,490
Nintendo Company, Ltd.	55,400	10,432,973
Oracle Corp.	323,005	10,630,095
RealD, Inc. (I)	45,200	1,057,228
Red Hat, Inc. (I)	25,300	1,161,270
Rovi Corp. (I)	58,014	3,327,683
Salesforce.com, Inc. (I)	64,205	9,565,261
TIBCO Software, Inc. (I)	319,085	9,259,847
UBISOFT Entertainment SA (I)	178,511	1,789,665

The accompanying notes are an integral part of the financial statements.

169

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
VMware, Inc., Class A (I)	10,176	$1,019,940
		116,915,105
		376,583,232
Materials - 0.74%
Chemicals - 0.74%
Monsanto Company	17,000	1,233,180
STR Holdings, Inc. (I)	125,200	1,867,984
Wacker Chemie AG	740	159,996
		3,261,160
		3,261,160
Telecommunication Services - 0.28%
Diversified Telecommunication Services - 0.28%
China Unicom, Ltd.	600,000	1,216,525
TOTAL COMMON STOCKS (Cost $374,586,942)	$	424,708,848

PREFERRED SECURITIES - 0.59%
Information Technology - 0.59%
Angie’s List, Inc.	9,752	689,829
Coupons.com, Inc.	42,879	471,099
Silver Spring Networks	38,600	231,600
Twitter, Inc.	78,144	1,193,259
		2,585,787
TOTAL PREFERRED SECURITIES (Cost $1,963,238)		$2,585,787

SECURITIES LENDING COLLATERAL - 4.76%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	2,095,818	20,974,735
TOTAL SECURITIES LENDING
COLLATERAL (Cost $20,974,253)		$20,974,735

SHORT-TERM INVESTMENTS - 4.14%
Money Market Funds - 1.27%
T.Rowe Price Prime Reserve
Fund, 0.1301% (Y)	$5,167,429	$5,167,429
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	450,851	450,851
		5,618,280
Repurchase Agreement - 2.87%
Repurchase Agreement with State Street Corp. dated 06/30/2011 at 0.010% to be repurchased at $12,633,004 on 07/01/2011, collateralized by $12,890,000 Federal Home Loan Bank, 0.330% due 07/16/2012 (valued at $12,890,000, including interest)	12,633,000	12,633,000
TOTAL SHORT-TERM INVESTMENTS (Cost $18,251,280)		$18,251,280
Total Investments (Science & Technology Trust)
(Cost $415,775,713) - 105.88%		$466,520,650
Other assets and liabilities, net - (5.88%)		(25,926,801)
TOTAL NET ASSETS - 100.00%		$440,593,849

Small Cap Growth Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.89%
Consumer Discretionary - 17.53%
Automobiles - 0.98%
Thor Industries, Inc. (L)	158,498	$4,571,082
Distributors - 0.09%
LKQ Corp. (I)	15,230	397,351
Diversified Consumer Services - 2.39%
Estacio Participacoes SA	311,490	3,991,798
Weight Watchers International, Inc.	94,600	7,139,462
		11,131,260
Hotels, Restaurants & Leisure - 2.17%
AFC Enterprises, Inc. (I)	141,951	2,335,094
Domino’s Pizza UK & IRL PLC	661,180	4,284,067
The Cheesecake Factory, Inc. (I)(L)	111,202	3,488,407
		10,107,568
Household Durables - 0.97%
Tempur-Pedic International, Inc. (I)	66,558	4,513,964
Internet & Catalog Retail - 1.11%
Shutterfly, Inc. (I)	89,676	5,149,196
Leisure Equipment & Products - 1.02%
Brunswick Corp. (L)	232,328	4,739,491
Media - 0.99%
Cinemark Holdings, Inc.	223,640	4,631,584
Specialty Retail - 4.30%
Express, Inc.	305,810	6,666,658
GNC Holdings, Inc., Class A (I)(L)	122,390	2,669,326
Lumber Liquidators Holdings, Inc. (I)(L)	179,742	4,565,447
Rue21, Inc. (I)	17,330	563,225
Ulta Salon Cosmetics & Fragrance, Inc. (I)	86,050	5,557,109
		20,021,765
Textiles, Apparel & Luxury Goods - 3.51%
Columbia Sportswear Company	59,460	3,769,764
Hanesbrands, Inc. (I)	230,772	6,588,541
Steven Madden, Ltd. (I)	117,960	4,424,680
The Warnaco Group, Inc. (I)	30,100	1,572,725
		16,355,710
		81,618,971
Consumer Staples - 3.58%
Food & Staples Retailing - 0.65%
The Fresh Market, Inc. (I)(L)	78,420	3,033,286
Food Products - 2.93%
Diamond Foods, Inc. (L)	15,016	1,146,321
Green Mountain Coffee Roasters, Inc. (I)(L)	139,630	12,463,374
		13,609,695
		16,642,981
Energy - 5.86%
Energy Equipment & Services - 3.51%
Gulfmark Offshore, Inc., Class A (I)	126,554	5,592,421
Hornbeck Offshore Services, Inc. (I)(L)	79,700	2,191,750
ION Geophysical Corp. (I)	371,740	3,516,660
Tidewater, Inc. (L)	93,900	5,052,759
		16,353,590
Oil, Gas & Consumable Fuels - 2.35%
James River Coal Company (I)(L)	218,312	4,545,256
Petroleum Development Corp. (I)	26,153	782,236
Rosetta Resources, Inc. (I)	108,570	5,595,698
		10,923,190
		27,276,780

The accompanying notes are an integral part of the financial statements.

170

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 2.53%
Capital Markets - 0.66%
Evercore Partners, Inc., Class A	92,001	$3,065,473
Commercial Banks - 0.72%
Signature Bank (I)	59,000	3,374,800
Consumer Finance - 0.43%
Green Dot Corp., Class A (I)(L)	31,440	1,068,331
Netspend Holdings, Inc. (I)(L)	91,300	913,000
		1,981,331
Diversified Financial Services - 0.72%
Justice Holdings, Ltd. (I)	212,905	3,348,808
		11,770,412
Health Care - 18.28%
Biotechnology - 3.96%
Ardea Biosciences, Inc. (I)(L)	79,198	2,016,381
Exelixis, Inc. (I)(L)	220,300	1,973,888
Immunogen, Inc. (I)	131,600	1,604,204
Incyte Corp. (I)(L)	163,350	3,093,849
Ironwood Pharmaceuticals, Inc. (I)	203,230	3,194,776
Onyx Pharmaceuticals, Inc. (I)	78,300	2,763,990
Seattle Genetics, Inc. (I)(L)	184,890	3,793,943
		18,441,031
Health Care Equipment & Supplies - 6.54%
Gen-Probe, Inc. (I)	83,040	5,742,216
HeartWare International, Inc. (I)(L)	49,455	3,663,626
Insulet Corp. (I)(L)	118,960	2,637,343
NuVasive, Inc. (I)(L)	143,710	4,725,185
Orthofix International NV (I)	48,200	2,047,054
Tornier BV (I)(L)	91,360	2,462,152
Volcano Corp. (I)	144,240	4,657,510
Zoll Medical Corp. (I)(L)	79,720	4,516,935
		30,452,021
Health Care Providers & Services - 2.14%
Catalyst Health Solutions, Inc. (I)	97,090	5,419,564
WellCare Health Plans, Inc. (I)	88,170	4,532,820
		9,952,384
Health Care Technology - 2.15%
Allscripts Healthcare Solutions, Inc. (I)	212,320	4,123,254
SXC Health Solutions Corp. (I)	100,140	5,900,249
		10,023,503
Life Sciences Tools & Services - 2.67%
Parexel International Corp. (I)	177,361	4,178,625
Pharmaceutical Product Development, Inc.	195,110	5,236,752
WuXi PharmaTech Cayman, Inc., ADR (I)	171,800	3,016,808
		12,432,185
Pharmaceuticals - 0.82%
Salix Pharmaceuticals, Ltd. (I)	95,620	3,808,545
		85,109,669
Industrials - 20.16%
Aerospace & Defense - 1.83%
DigitalGlobe, Inc. (I)	212,980	5,411,822
Moog, Inc., Class A (I)	71,120	3,095,142
		8,506,964
Airlines - 1.48%
Copa Holdings SA, Class A	103,250	6,890,905
Building Products - 0.72%
Trex Company, Inc. (I)(L)	137,301	3,361,128
Commercial Services & Supplies - 3.62%
Corrections Corp. of America (I)	255,295	$5,527,137
Interface, Inc., Class A	145,212	2,812,756
SYKES Enterprises, Inc. (I)	163,515	3,520,478
The Geo Group, Inc. (I)	216,900	4,995,207
		16,855,578
Construction & Engineering - 0.66%
Aecom Technology Corp. (I)(L)	112,070	3,063,994
Machinery - 1.70%
Commercial Vehicle Group, Inc. (I)	159,628	2,265,121
Meritor, Inc. (I)	278,410	4,465,696
Sauer-Danfoss, Inc. (I)	24,048	1,211,779
		7,942,596
Professional Services - 2.18%
The Advisory Board Company (I)	133,510	7,727,559
TrueBlue, Inc. (I)	166,355	2,408,820
		10,136,379
Road & Rail - 5.49%
Con-way, Inc.	112,397	4,362,128
J.B. Hunt Transport Services, Inc.	112,990	5,320,699
Localiza Rent a Car SA	209,000	3,736,328
Old Dominion Freight Line, Inc. (I)	156,170	5,825,141
Vitran Corp., Inc. (I)	168,291	2,137,296
Werner Enterprises, Inc. (L)	166,550	4,172,078
		25,553,670
Trading Companies & Distributors - 2.48%
Beacon Roofing Supply, Inc. (I)	116,141	2,650,338
RSC Holdings, Inc. (I)	95,583	1,143,173
United Rentals, Inc. (I)(L)	304,990	7,746,746
		11,540,257
		93,851,471
Information Technology - 27.52%
Communications Equipment - 4.51%
Acme Packet, Inc. (I)	73,100	5,126,503
ADTRAN, Inc.	78,410	3,035,251
Aruba Networks, Inc. (I)(L)	190,625	5,632,969
Finisar Corp. (I)	88,400	1,593,852
Ixia (I)	73,050	935,040
Polycom, Inc. (I)	72,420	4,656,606
		20,980,221
Electronic Equipment, Instruments & Components - 2.09%
Jabil Circuit, Inc. (L)	384,990	7,776,798
Universal Display Corp. (I)(L)	56,280	1,974,865
		9,751,663
Internet Software & Services - 3.73%
Ancestry.com, Inc. (I)(L)	121,016	5,008,852
Demand Media, Inc. (I)(L)	245,950	3,332,623
Dice Holdings, Inc. (I)	269,630	3,645,398
Liquidity Services, Inc. (I)	40,777	962,745
LivePerson, Inc. (I)	232,391	3,286,009
QuinStreet, Inc. (I)(L)	87,173	1,131,506
		17,367,133
IT Services - 3.27%
Forrester Research, Inc.	137,630	4,536,285
Sapient Corp. (I)	421,920	6,341,456
Syntel, Inc.	73,400	4,339,408
		15,217,149
Semiconductors & Semiconductor Equipment - 5.96%
Applied Micro Circuits Corp. (I)	422,950	3,747,337

The accompanying notes are an integral part of the financial statements.

171

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Cavium, Inc. (I)(L)	101,690	$4,432,667
Cymer, Inc. (I)	77,620	3,842,966
Mindspeed Technologies, Inc. (I)(L)	279,840	2,238,720
Netlogic Microsystems, Inc. (I)	119,510	4,830,594
Skyworks Solutions, Inc. (I)	251,200	5,772,576
TriQuint Semiconductor, Inc. (I)	283,790	2,891,820
		27,756,680
Software - 7.96%
Ariba, Inc. (I)	9,500	327,465
BroadSoft, Inc. (I)(L)	126,850	4,836,791
Cadence Design Systems, Inc. (I)	738,460	7,798,138
CommVault Systems, Inc. (I)	76,960	3,420,872
Concur Technologies, Inc. (I)	93,760	4,694,563
Magma Design Automation, Inc. (I)	269,505	2,153,345
Parametric Technology Corp. (I)	109,680	2,514,962
QLIK Technologies, Inc. (I)	83,300	2,837,198
RealPage, Inc. (I)	132,960	3,519,451
Velti PLC (I)(L)	292,086	4,939,174
		37,041,959
		128,114,805
Materials - 1.84%
Chemicals - 1.13%
Methanex Corp.	166,830	5,235,125
Metals & Mining - 0.71%
Detour Gold Corp. (I)	114,310	3,312,732
		8,547,857
Telecommunication Services - 0.59%
Wireless Telecommunication Services - 0.59%
Leap Wireless International, Inc. (I)(L)	168,580	2,736,053
TOTAL COMMON STOCKS (Cost $395,568,624)		$455,668,999

SECURITIES LENDING COLLATERAL - 18.55%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	8,627,970	86,347,865
TOTAL SECURITIES LENDING
COLLATERAL (Cost $86,345,060)		$86,347,865

SHORT-TERM INVESTMENTS - 2.77%
Repurchase Agreement - 2.77%
Deutsche Bank Tri-Party Repurchase Agreement dated 06/30/2011 at 0.050% to be repurchased at $12,900,018 on 07/01/2011, collateralized by $13,112,954 Government National Mortgage Association, 4.500% due 06/20/2041 (valued at $13,158,001, including interest)	$12,900,000	$12,900,000
TOTAL SHORT-TERM INVESTMENTS (Cost $12,900,000)		$12,900,000
Total Investments (Small Cap Growth Trust)
(Cost $494,813,684) - 119.21%		$554,916,864
Other assets and liabilities, net - (19.21%)		(89,429,565)
TOTAL NET ASSETS - 100.00%		$465,487,299

Small Cap Opportunities Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.76%
Consumer Discretionary - 16.15%
Auto Components - 2.00%
Dana Holding Corp. (I)	53,326	$975,866
Dorman Products, Inc. (I)	1,425	56,402
Drew Industries, Inc.	2,156	53,296
Exide Technologies (I)	8,927	68,202
Federal-Mogul Corp. (I)	5,117	116,821
Modine Manufacturing Company (I)	64,682	994,162
Motorcar Parts of America, Inc. (I)	2,433	36,519
Shiloh Industries, Inc.	1,515	16,332
Spartan Motors, Inc.	7,540	40,716
Standard Motor Products, Inc.	4,100	62,443
Superior Industries International, Inc.	7,211	159,435
TRW Automotive Holdings Corp. (I)	17,403	1,027,299
		3,607,493
Distributors - 0.04%
Audiovox Corp., Class A (I)	1,334	10,085
Core-Mark Holding Company, Inc. (I)	1,976	70,543
Weyco Group, Inc.	18	443
		81,071
Diversified Consumer Services - 0.28%
Career Education Corp. (I)	329	6,958
Carriage Services, Inc.	1,797	10,189
Lincoln Educational Services Corp.	1,100	18,865
Mac-Gray Corp.	1,524	23,546
Matthews International Corp., Class A	298	11,965
Regis Corp.	8,245	126,313
Service Corp. International	25,542	298,331
Stewart Enterprises, Inc., Class A (L)	723	5,278
		501,445
Hotels, Restaurants & Leisure - 3.87%
Bally Technologies, Inc. (I)(L)	15,259	620,736
Benihana, Inc. (I)	1,100	11,462
Benihana, Inc., Class A (I)	968	10,154
Biglari Holdings, Inc. (I)	314	122,790
Bluegreen Corp. (I)	7,550	22,122
Bob Evans Farms, Inc.	4,378	153,099
Boyd Gaming Corp. (I)(L)	12,417	108,028
Brinker International, Inc. (L)	35,649	871,975
California Pizza Kitchen, Inc. (I)	1,200	22,164
Canterbury Park Holding Corp. (I)	200	2,906
Churchill Downs, Inc.	2,448	110,356
DineEquity, Inc. (I)	18,874	986,544
Dover Downs Gaming & Entertainment, Inc.	1,370	4,384
Dover Motorsports, Inc. (I)	400	740
Full House Resorts, Inc. (I)	2,390	7,576
Gaming Partners International Corp.	800	5,712
Gaylord Entertainment Company (I)(L)	7,000	210,000
Great Wolf Resorts, Inc. (I)	5,835	17,738
International Speedway Corp., Class A	1,683	47,814
Isle of Capri Casinos, Inc. (I)(L)	6,889	60,968
J. Alexander’s Corp. (I)	600	3,936
Lakes Gaming, Inc. (I)	4,180	9,196
Life Time Fitness, Inc. (I)	4,600	183,586
Luby’s, Inc. (I)	6,251	34,506
Marcus Corp.	4,071	40,221
McCormick & Schmick’s
Seafood Restaurants, Inc. (I)	3,840	32,986
Monarch Casino & Resort, Inc. (I)	1,050	10,962
MTR Gaming Group, Inc. (I)	4,293	13,008
Multimedia Games Holding Company, Inc. (I)	5,383	24,493
Nathan’s Famous, Inc. (I)	100	1,887
O’Charley’s, Inc. (I)(L)	4,300	31,433

The accompanying notes are an integral part of the financial statements.

172

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Orient Express Hotels, Ltd., Class A (I)	14,713	$158,165
P.F. Chang’s China Bistro, Inc. (L)	13,937	560,825
Papa John’s International, Inc. (I)	16,777	558,003
Penn National Gaming, Inc. (I)	6,801	274,352
Pinnacle Entertainment, Inc. (I)	10,171	151,548
Red Lion Hotels Corp. (I)	1,600	12,640
Red Robin Gourmet Burgers, Inc. (I)	4,000	145,520
Rick’s Cabaret International, Inc. (I)	2,439	20,585
Ruby Tuesday, Inc. (I)	9,400	101,332
Speedway Motorsports, Inc.	7,130	101,103
Texas Roadhouse, Inc., Class A	50,615	887,534
The Wendy’s Company	35,579	180,386
Vail Resorts, Inc.	954	44,094
		6,979,569
Household Durables - 1.75%
Acme United Corp.	733	6,956
Bassett Furniture Industries, Inc.	2,530	19,936
Beazer Homes USA, Inc. (I)(L)	13,500	45,765
Blyth, Inc.	753	37,914
Brookfield Residential Properties, Inc. (I)	2,847	28,242
Cavco Industries, Inc. (I)	581	26,145
Craftmade International, Inc. (I)	100	395
CSS Industries, Inc.	53	1,109
D.R. Horton, Inc.	9,504	109,486
Emerson Radio Corp. (I)	4,869	10,030
Ethan Allen Interiors, Inc. (L)	36,682	780,960
Furniture Brands International, Inc. (I)	9,800	40,572
Helen of Troy, Ltd. (I)	1,342	46,339
Hooker Furniture Corp.	2,555	22,637
Jarden Corp.	9,832	339,302
KB Home (L)	1,700	16,626
Kid Brands, Inc. (I)	3,500	18,060
La-Z-Boy, Inc. (I)	9,646	95,206
Lennar Corp., Class A (L)	16,300	295,845
Lennar Corp., Class B	1,969	28,905
Lifetime Brands, Inc.	1,201	14,100
M/I Homes, Inc. (I)	3,580	43,891
Meritage Homes Corp. (I)	4,713	106,325
Mohawk Industries, Inc. (I)	6,700	401,933
Pulte Group, Inc. (I)	26,388	202,132
Ryland Group, Inc.	759	12,546
Skyline Corp.	1,252	21,910
Stanley Furniture Company, Inc. (I)	2,340	9,805
Toll Brothers, Inc. (I)	17,461	362,141
Universal Electronics, Inc. (I)	213	5,380
		3,150,593
Internet & Catalog Retail - 0.02%
1-800-Flowers.com, Inc., Class A (I)	4,819	14,939
dELiA*s, Inc. (I)	5,085	7,983
Gaiam, Inc., Class A	3,676	18,270
		41,192
Leisure Equipment & Products - 0.15%
Aldila, Inc.	1,240	4,439
Arctic Cat, Inc. (I)	2,070	27,800
Callaway Golf Company	11,857	73,751
Jakks Pacific, Inc. (L)	2,753	50,683
Leapfrog Enterprises, Inc. (I)(L)	2,700	11,394
Smith & Wesson Holding Corp. (I)	3,256	9,768
Steinway Musical Instruments, Inc. (I)	3,066	78,766
The Nautilus Group, Inc. (I)	2,868	5,736
		262,337
Media - 1.21%
AH Belo Corp.	4,238	$31,531
Ascent Media Corp., Class A (I)	3,168	167,809
Beasley Broadcasting Group, Inc. (I)	502	2,088
Clear Channel Outdoor
Holdings, Inc., Class A (I)	3,087	39,205
Entercom Communications Corp., Class A (I)	500	4,340
EW Scripps Company (I)	8,760	84,709
Fisher Communications, Inc. (I)	1,962	58,507
Gray Television, Inc. (I)	10,200	26,928
Harte-Hanks, Inc.	1,221	9,915
Journal Communications, Inc., Class A (I)	8,698	44,969
Lee Enterprises, Inc. (I)(L)	7,296	6,493
Live Nation Entertainment, Inc. (I)	9,512	109,103
Media General, Inc., Class A (I)	4,268	16,304
Meredith Corp. (L)	800	24,904
Navarre Corp. (I)	4,100	8,077
New Frontier Media, Inc. (I)	3,784	5,222
Outdoor Channel Holdings, Inc. (I)	1,369	9,364
Radio One, Inc., Class D (I)	2,600	4,602
Salem Communications Corp., Class A	2,700	9,693
Scholastic Corp.	1,457	38,756
The Interpublic Group of Companies, Inc.	89,757	1,121,963
The Madison Square Garden, Inc., Class A (I)	2,484	68,385
The McClatchy Company, Class A (I)(L)	11,095	31,177
The Washington Post Company, Class B	594	248,856
		2,172,900
Multiline Retail - 1.11%
99 Cents Only Stores (I)	204	4,129
Dillard’s, Inc., Class A (L)	32,281	1,683,131
Fred’s, Inc., Class A	6,647	95,916
Saks, Inc. (I)(L)	17,605	196,648
Tuesday Morning Corp. (I)	3,900	18,135
		1,997,959
Specialty Retail - 4.57%
A.C. Moore Arts & Crafts, Inc. (I)	5,768	14,420
Aaron’s, Inc.	1,700	48,042
Americas Car-Mart, Inc. (I)	1,375	45,375
Asbury Automotive Group, Inc. (I)	2,400	44,472
Barnes & Noble, Inc. (I)	9,769	161,970
Bebe Stores, Inc.	13,838	84,550
Books-A-Million, Inc. (L)	3,850	13,360
Brown Shoe Company, Inc.	7,015	74,710
Build-A-Bear Workshop, Inc. (I)	4,400	28,644
Cabela’s, Inc. (I)	12,299	333,918
Cache, Inc. (I)	3,100	15,283
Casual Male Retail Group, Inc. (I)	4,708	19,538
Charming Shoppes, Inc. (I)	21,328	88,724
Christopher & Banks Corp.	6,438	37,019
Collective Brands, Inc. (I)	7,624	111,997
Conn’s, Inc. (I)(L)	7,967	68,915
DSW, Inc., Class A (I)(L)	2,847	144,087
Foot Locker, Inc.	12,148	288,636
GameStop Corp., Class A (I)(L)	12,900	344,043
Genesco, Inc. (I)	26,508	1,381,067
GNC Holdings, Inc., Class A (I)(L)	55,480	1,210,019
Golfsmith International Holdings, Inc. (I)	1,211	4,602
Group 1 Automotive, Inc.	3,464	142,648
Haverty Furniture Companies, Inc.	4,241	48,814
HOT Topic, Inc.	7,199	53,561
Lithia Motors, Inc., Class A	5,007	98,287
MarineMax, Inc. (I)	4,789	41,952
New York & Company, Inc. (I)	10,900	53,955
Office Depot, Inc. (I)	16,863	71,162

The accompanying notes are an integral part of the financial statements.

173

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
OfficeMax, Inc. (I)	1,900	$14,915
Pacific Sunwear of California, Inc. (I)	12,800	33,408
Penske Automotive Group, Inc. (L)	51,803	1,178,000
PEP Boys - Manny, Moe & Jack	8,900	97,277
Rent-A-Center, Inc.	6,599	201,665
Shoe Carnival, Inc. (I)	1,853	55,868
Sonic Automotive, Inc.	900	13,185
Stage Stores, Inc.	6,200	104,160
Stein Mart, Inc.	4,251	40,980
Systemax, Inc. (I)	1,530	22,858
The Finish Line, Inc., Class A	49,482	1,058,915
The Men’s Wearhouse, Inc.	7,100	239,270
The Wet Seal, Inc., Class A (I)	5,693	25,448
West Marine, Inc. (I)	4,205	43,606
Zale Corp. (I)(L)	5,800	32,480
		8,235,805
Textiles, Apparel & Luxury Goods - 1.15%
Carter’s, Inc. (I)	2,214	68,103
Charles & Colvard, Ltd. (I)	343	940
Culp, Inc. (I)	130	1,221
Delta Apparel, Inc. (I)	400	6,800
Heelys, Inc. (I)	2,094	4,774
Iconix Brand Group, Inc. (I)	8,741	211,532
K-Swiss, Inc., Class A (I)	4,879	51,864
Kenneth Cole Productions, Inc., Class A (I)	1,500	18,735
Lacrosse Footwear, Inc.	979	14,137
Lakeland Industries, Inc. (I)	1,110	9,724
Lazare Kaplan International, Inc. (I)	300	408
Movado Group, Inc.	3,138	53,691
Perry Ellis International, Inc. (I)	2,800	70,700
PVH Corp.	17,900	1,171,913
Quiksilver, Inc. (I)(L)	24,200	113,740
RG Barry Corp.	662	7,467
Rocky Brands, Inc. (I)	1,478	18,239
Skechers U.S.A., Inc., Class A (I)	3,281	47,509
Tandy Brands Accessories, Inc. (I)	300	588
The Jones Group, Inc.	12,700	137,795
The Timberland Company, Class A (I)	155	6,660
Unifi, Inc. (I)	3,647	50,329
		2,066,869
		29,097,233
Consumer Staples - 4.30%
Beverages - 0.29%
Central European Distribution Corp. (I)(L)	6,619	74,133
Coca-Cola Bottling Company Consolidated	432	29,229
Constellation Brands, Inc., Class A (I)	16,850	350,817
Craft Brewers Alliance, Inc. (I)	2,009	17,297
Heckmann Corp. (I)	5,603	33,842
MGP Ingredients, Inc.	2,764	24,074
		529,392
Food & Staples Retailing - 0.82%
Ingles Markets, Inc.	2,425	40,134
Nash Finch Company	2,050	73,411
Spartan Stores, Inc.	3,767	73,570
Susser Holdings Corp. (I)	3,144	49,424
The Andersons, Inc.	2,523	106,597
The Pantry, Inc. (I)	3,699	69,504
United Natural Foods, Inc. (I)	20,874	890,694
Weis Markets, Inc.	2,432	99,055
Winn-Dixie Stores, Inc. (I)(L)	9,151	77,326
		1,479,715
Food Products - 2.79%
Alico, Inc.	318	$8,147
B&G Foods, Inc.	5,550	114,441
Chiquita Brands International, Inc. (I)	7,667	99,824
Corn Products International, Inc.	19,192	1,060,934
Darling International, Inc. (I)	60,602	1,072,655
Diamond Foods, Inc. (L)	800	61,072
Dole Food Company, Inc. (I)(L)	11,143	150,653
Farmer Brothers Company (I)	555	5,628
Fresh Del Monte Produce, Inc.	9,412	251,018
HQ Sustainable Maritime Industries, Inc. (I)	2,756	7,662
Imperial Sugar Company	2,695	53,900
J & J Snack Foods Corp.	598	29,810
Omega Protein Corp. (I)	4,487	61,921
Ralcorp Holdings, Inc. (I)	4,383	379,480
Seneca Foods Corp., Class A (I)	1,409	36,042
Smart Balance, Inc. (I)	5,291	27,407
Smithfield Foods, Inc. (I)	21,163	462,835
The Hain Celestial Group, Inc. (I)	6,737	224,746
TreeHouse Foods, Inc. (I)	16,672	910,458
		5,018,633
Household Products - 0.13%
Central Garden & Pet Company (I)	2,553	26,500
Central Garden & Pet Company, Class A (I)	3,981	40,407
Oil-Dri Corp of America	331	7,090
Orchids Paper Products Company	100	1,265
Spectrum Brands Holdings, Inc. (I)	5,004	160,128
		235,390
Personal Products - 0.18%
CCA Industries, Inc.	1,277	7,739
Elizabeth Arden, Inc. (I)	4,884	141,783
Mannatech, Inc. (I)	2,763	2,652
Natural Alternatives International, Inc. (I)	200	964
Nutraceutical International Corp. (I)	2,093	32,190
Parlux Fragrances, Inc. (I)	4,242	13,617
Prestige Brands Holdings, Inc. (I)	9,377	120,401
		319,346
Tobacco - 0.09%
Alliance One International, Inc. (I)(L)	14,184	45,814
Universal Corp. (L)	3,297	124,198
		170,012
		7,752,488
Energy - 9.72%
Energy Equipment & Services - 5.31%
Basic Energy Services, Inc. (I)	8,500	267,495
Bolt Technology Corp. (I)	1,328	16,467
Bristow Group, Inc.	5,929	302,498
Cal Dive International, Inc. (I)	11,331	67,759
Dawson Geophysical Company (I)	1,653	56,450
Dresser-Rand Group, Inc. (I)	16,956	911,385
ENGlobal Corp. (I)	5,500	16,665
Exterran Holdings, Inc. (I)	8,722	172,957
Geokinetics, Inc. (I)	2,332	18,376
Global Industries, Ltd. (I)	18,100	99,188
Gulf Islands Fabrication, Inc.	3,019	97,453
Gulfmark Offshore, Inc., Class A (I)	4,500	198,855
Helix Energy Solutions Group, Inc. (I)	14,179	234,804
Hercules Offshore, Inc. (I)	19,101	105,247
Hornbeck Offshore Services, Inc. (I)(L)	5,300	145,750
Key Energy Services, Inc. (I)	16,135	290,430
Lufkin Industries, Inc.	9,885	850,604
Matrix Service Company (I)	2,076	27,777

The accompanying notes are an integral part of the financial statements.

174

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Mitcham Industries, Inc. (I)	2,431	$42,056
Natural Gas Services Group, Inc. (I)	2,620	42,339
Newpark Resources, Inc. (I)	12,359	112,096
Oceaneering International, Inc.	20,853	844,547
Oil States International, Inc. (I)	4,210	336,421
Parker Drilling Company (I)	21,964	128,489
Patterson-UTI Energy, Inc.	49,891	1,577,055
PHI, Inc. (I)	3,660	79,532
Pioneer Drilling Company (I)	13,400	204,216
Rowan Companies, Inc. (I)	12,819	497,505
SEACOR Holdings, Inc.	2,100	209,916
Seahawk Drilling, Inc. (I)	1,232	7,022
Superior Energy Services, Inc. (I)	22,501	835,687
Tetra Technologies, Inc. (I)	9,546	121,521
TGC Industries, Inc. (I)	3,906	24,959
Tidewater, Inc.	4,278	230,199
Union Drilling, Inc. (I)	5,429	55,864
Unit Corp. (I)	4,557	277,658
Willbros Group, Inc. (I)	5,700	48,678
		9,555,920
Oil, Gas & Consumable Fuels - 4.41%
Alon USA Energy, Inc. (L)	7,477	84,266
Approach Resources, Inc. (I)	510	11,562
Berry Petroleum Company, Class A	5,400	286,902
Bill Barrett Corp. (I)	3,900	180,765
BioFuel Energy Corp. (I)	1,141	470
Clayton Williams Energy, Inc. (I)	105	6,305
Clean Energy Fuels Corp. (I)	200	2,630
Cloud Peak Energy, Inc. (I)	2,287	48,713
Comstock Resources, Inc. (I)	300	8,637
Contango Oil & Gas Company (I)	600	35,064
CREDO Petroleum Corp. (I)	1	9
Crimson Exploration, Inc. (I)	3,855	13,685
Crosstex Energy, Inc.	7,200	85,680
CVR Energy, Inc. (I)	12,800	315,136
Delek US Holdings, Inc.	9,835	154,410
DHT Holdings, Inc. (L)	7,721	29,571
Double Eagle Petroleum &
Mining Company (I)	2,117	18,503
Endeavour International Corp. (I)	335	5,048
Energen Corp.	9,505	537,004
Energy Partners, Ltd. (I)	9,082	134,504
Forest Oil Corp. (I)	23,483	627,231
Frontier Oil Corp.	33,946	1,096,795
General Maritime Corp. (I)	12,031	16,242
Georesources, Inc. (I)	709	15,945
Green Plains Renewable Energy, Inc. (I)(L)	7,544	81,400
Harvest Natural Resources, Inc. (I)(L)	5,978	65,937
HKN, Inc. (I)	1,950	4,446
James River Coal Company (I)(L)	33,088	688,892
Overseas Shipholding Group, Inc. (L)	4,700	126,618
Penn Virginia Corp.	7,585	100,198
Petroleum Development Corp. (I)	3,720	111,265
Plains Exploration & Production Company (I)	14,008	533,985
Rex Energy Corp. (I)	2,945	30,245
SandRidge Energy, Inc. (I)(L)	70,374	750,187
SemGroup Corp., Class A (I)	40	1,027
SM Energy Company (L)	1,000	73,480
Sunoco, Inc.	9,544	398,080
Swift Energy Company (I)	4,000	149,080
Teekay Corp.	7,100	219,248
Tesoro Corp. (I)(L)	20,200	462,782
USEC, Inc. (I)(L)	18,439	61,586
Western Refining, Inc. (I)(L)	20,442	$369,387
		7,942,920
		17,498,840
Financials - 17.88%
Capital Markets - 2.27%
Affiliated Managers Group, Inc. (I)	6,855	695,440
American Capital, Ltd. (I)	55,500	551,115
Calamos Asset Management, Inc.	100	1,452
Capital Southwest Corp.	848	78,245
Cowen Group, Inc., Class A (I)	1,649	6,200
E*TRADE Financial Corp. (I)	17,069	235,552
Edelman Financial Group, Inc.	1,576	12,435
Evercore Partners, Inc., Class A	25,556	851,526
FirstCity Financial Corp. (I)	2,100	13,923
GFI Group, Inc.	5,428	24,915
Harris & Harris Group, Inc. (I)	5,338	27,384
International FCStone, Inc. (I)	687	16,632
Investment Technology Group, Inc. (I)	1,297	18,184
JMP Group, Inc.	3,000	21,090
KBW, Inc.	22,624	423,069
MCG Capital Corp.	14,059	85,479
Medallion Financial Corp.	2,675	26,081
MF Global Holdings, Ltd. (I)	19,100	147,834
Oppenheimer Holdings, Inc., Class A	475	13,400
Penson Worldwide, Inc. (I)(L)	5,366	19,157
Piper Jaffray Companies (I)	800	23,048
Safeguard Scientifics, Inc. (I)	2,897	54,695
SEI Investments Company	30,853	694,501
SWS Group, Inc. (L)	6,700	40,133
		4,081,490
Commercial Banks - 5.77%
1st Source Corp.	3,630	75,286
1st United Bancorp, Inc. (I)	212	1,319
Ameris Bancorp (I)(L)	3,487	30,930
Associated-Banc Corp.	58,451	812,469
BancFirst Corp.	500	19,300
Bancorp, Inc. (I)	4,862	50,808
BancTrust Financial Group, Inc. (I)	4,650	11,951
Banner Corp.	114	1,995
Boston Private Financial Holdings, Inc. (L)	9,773	64,306
Camden National Corp.	317	10,401
Cape Bancorp, Inc. (I)	551	5,510
Capital City Bank Group, Inc.	3,946	40,486
CapitalSource, Inc.	27,910	180,020
Cardinal Financial Corp.	5,843	63,981
Cascade Financial Corp. (I)	1,636	734
Cathay General Bancorp	11,330	185,699
Center Bancorp, Inc.	2,875	30,015
Center Financial Corp. (I)	4,662	29,604
Centerstate Banks, Inc.	703	4,865
Chemical Financial Corp.	3,140	58,906
City Holding Company	200	6,606
CoBiz Financial, Inc.	5,646	36,925
Columbia Banking System, Inc.	4,235	72,927
Commerce Bancshares, Inc.	16,119	693,117
Community Bank Systems, Inc. (L)	1,500	37,185
Community Trust Bancorp, Inc.	990	27,443
Crescent Financial Corp. (I)	1,656	6,707
CVB Financial Corp.	1,964	18,167
Danvers Bancorp, Inc.	3,800	82,726
East West Bancorp, Inc.	42,483	860,602
Encore Bancshares, Inc. (I)	2,368	28,463
Enterprise Financial Services Corp.	2,969	40,171

The accompanying notes are an integral part of the financial statements.

175

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Fidelity Southern Corp.	1,531	$10,472
Financial Institutions, Inc.	1,481	24,318
First BanCorp/Puerto Rico (I)	431	1,858
First Bancorp/Troy NC	3,559	36,444
First Busey Corp.	5,529	29,248
First Commonwealth Financial Corp.	15,940	91,496
First Community Bancshares, Inc.	730	10,220
First Financial Bancorp	1,900	31,711
First Financial Corp./Indiana	1,071	35,065
First Merchants Corp.	4,925	44,030
First Midwest Bancorp, Inc.	11,000	135,190
First Security Group, Inc. (I)	3,000	1,950
First South Bancorp, Inc. (I)	1,628	6,952
FNB Corp.	13,082	135,399
German American Bancorp, Inc.	314	5,206
Glacier Bancorp, Inc.	3,300	44,484
Great Southern Bancorp, Inc.	711	13,473
Greene County Bancshares, Inc. (I)(L)	2,987	7,826
Hampden Bancorp, Inc.	1,142	15,154
Hancock Holding Company (L)	6,865	212,678
Heartland Financial USA, Inc.	1,021	14,856
Heritage Commerce Corp. (I)	2,685	13,720
Home Bancorp, Inc. (I)	527	7,794
Home Bancshares, Inc.	640	15,130
Iberiabank Corp.	771	44,440
Independent Bank Corp. - MA (L)	2,831	74,314
Independent Bank Corp. - Michigan (I)	206	418
International Bancshares Corp.	7,200	120,456
Intervest Bancshares Corp. (I)	1,211	3,706
Lakeland Bancorp, Inc.	3,615	36,078
Lakeland Financial Corp.	2,380	52,979
Macatawa Bank Corp. (I)(L)	8,394	23,209
MainSource Financial Group, Inc.	4,125	34,238
Marshall & Ilsley Corp.	771	6,145
MB Financial, Inc.	6,663	128,196
MBT Financial Corp. (I)(L)	3,023	4,111
Mercantile Bank Corp. (I)	1,266	10,508
Metro Bancorp, Inc. (I)	709	8,097
Midsouth Bancorp, Inc.	91	1,240
Nara Bancorp, Inc. (I)	5,230	42,520
National Penn Bancshares, Inc.	20,821	165,111
NBT Bancorp, Inc.	1,200	26,556
NewBridge Bancorp. (I)	1,494	6,843
North Valley Bancorp (I)	244	2,518
Northfield Bancorp, Inc. (L)	2,264	31,832
Old National Bancorp	11,100	119,880
Old Second Bancorp, Inc. (I)(L)	3,121	2,809
Oriental Financial Group, Inc.	4,500	58,005
Pacific Continental Corp.	100	915
Pacific Mercantile Bancorp (I)(L)	2,510	10,693
PacWest Bancorp (L)	1,300	26,741
Peoples Bancorp, Inc.	2,153	24,264
Pinnacle Financial Partners, Inc. (I)(L)	6,152	95,725
Popular, Inc. (I)	81,329	224,468
Preferred Bank/Los Angeles CA (I)	188	1,354
PrivateBancorp, Inc.	1,300	17,940
Renasant Corp. (L)	4,209	60,988
Republic Bancorp, Inc., Class A	300	5,970
S&T Bancorp, Inc.	800	14,872
Sandy Spring Bancorp, Inc.	3,480	62,605
SCBT Financial Corp.	900	25,812
Seacoast Banking Corp. of Florida (I)	1,900	2,850
Sierra Bancorp	1,446	16,369
Simmons First National Corp., Class A	400	10,264
Somerset Hills Bancorp	315	2,731
Southern Community Financial Corp. (I)	3,274	$3,601
Southside Bancshares, Inc.	735	14,590
Southwest Bancorp, Inc. (I)	4,604	45,073
State Bancorp, Inc.	2,498	33,323
StellarOne Corp.	4,142	50,160
Sterling Bancorp	1,900	18,031
Sterling Bancshares, Inc.	10,763	87,826
Sun Bancorp, Inc. (I)	4,649	16,969
Superior Bancorp (I)(L)	2,703	18
Susquehanna Bancshares, Inc.	18,886	151,088
Synovus Financial Corp. (L)	77,839	161,905
Taylor Capital Group, Inc. (I)	1,618	13,203
Texas Capital Bancshares, Inc. (I)	23,883	616,898
TIB Financial Corp. (I)	332	4,449
Tower Bancorp., Inc.	777	21,290
TowneBank (L)	2,136	28,580
TriCo Bancshares	700	10,220
Trustmark Corp.	1,900	44,479
UMB Financial Corp.	321	13,443
Umpqua Holdings Corp.	18,568	214,832
Union First Market Bankshares Corp.	3,984	48,525
United Bankshares, Inc. (L)	1,400	34,272
United Community Banks, Inc. (I)	1,545	16,315
Univest Corp. of Pennsylvania	1,000	15,630
Virginia Commerce Bancorp, Inc. (I)(L)	5,893	34,828
Washington Banking Company	2,041	26,982
Washington Trust Bancorp, Inc.	2,598	59,676
Webster Financial Corp.	8,486	178,376
WesBanco, Inc.	5,143	101,111
West Bancorp, Inc.	300	2,643
West Coast Bancorp (I)	79	1,324
Western Alliance Bancorp (I)	11,898	84,476
Wintrust Financial Corp. (L)	29,113	936,856
Yadkin Valley Financial Corp. (I)	3,532	7,382
Zions Bancorporation (L)	48,361	1,161,148
		10,402,590
Consumer Finance - 0.20%
Advance America Cash Advance Centers, Inc.	4,800	33,072
Cash America International, Inc.	3,600	208,332
Nelnet, Inc., Class A	4,156	91,681
The First Marblehead Corp. (I)(L)	11,988	21,219
		354,304
Diversified Financial Services - 0.45%
Asset Acceptance Capital Corp. (I)	4,739	19,146
Asta Funding, Inc.	2,925	24,541
Interactive Brokers Group, Inc., Class A	1,200	18,780
Marlin Business Services Corp. (I)	1,583	20,025
MicroFinancial, Inc.	400	2,212
NewStar Financial, Inc. (I)	11,166	119,253
PHH Corp. (I)(L)	8,966	183,982
PICO Holdings, Inc. (I)	723	20,967
Resource America, Inc.	3,450	20,252
The NASDAQ OMX Group, Inc. (I)	14,800	374,440
		803,598
Insurance - 5.90%
21st Century Holding Company (I)	1,090	2,965
Affirmative Insurance Holdings, Inc. (I)	3,500	8,225
Alleghany Corp. (I)	721	240,172
Allied World Assurance
Company Holdings, Ltd.	4,000	230,320
Alterra Capital Holdings, Ltd.	10,709	238,811
American Equity Investment Life
Holding Company	9,878	125,549

The accompanying notes are an integral part of the financial statements.

176

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
American Financial Group, Inc.	12,939	$461,793
American National Insurance Company	2,350	182,125
American Safety Insurance Holdings, Ltd. (I)	2,154	41,228
AMERISAFE, Inc. (I)	2,200	49,764
Amtrust Financial Services, Inc.	3,300	75,174
Argo Group International Holdings, Ltd.	4,128	122,684
Arthur J. Gallagher & Company	21,551	615,066
Aspen Insurance Holdings, Ltd.	11,100	285,603
Assurant, Inc.	9,300	337,311
Assured Guaranty, Ltd.	13,900	226,709
Axis Capital Holdings, Ltd.	1,096	33,932
Citizens, Inc., Class A (I)(L)	2,024	13,804
CNO Financial Group, Inc. (I)	25,800	204,078
Delphi Financial Group, Inc., Class A	5,800	169,418
Donegal Group, Inc.	3,550	45,440
Eastern Insurance Holdings, Inc.	2,342	30,985
EMC Insurance Group, Inc.	1,920	36,672
Employers Holdings, Inc.	1,400	23,478
Endurance Specialty Holdings, Ltd. (L)	6,600	272,778
Enstar Group, Ltd. (I)	1,114	116,402
Everest Re Group, Ltd.	612	50,031
FBL Financial Group, Inc., Class A	4,934	158,628
Fidelity National Financial, Inc., Class A	16,692	262,732
First Acceptance Corp. (I)	7,986	14,774
First American Financial Corp.	11,608	181,665
Flagstone Reinsurance Holdings SA	11,831	99,735
FPIC Insurance Group, Inc. (I)	14,820	617,698
Global Indemnity PLC (I)	2,945	65,320
Greenlight Capital Re, Ltd., Class A (I)	1,100	28,919
Hallmark Financial Services, Inc. (I)	4,008	31,543
Harleysville Group, Inc.	2,576	80,294
Hilltop Holdings, Inc. (I)	10,034	88,701
Horace Mann Educators Corp.	6,694	104,493
Independence Holding Company (L)	3,599	37,574
Maiden Holdings, Ltd.	3,208	29,193
MBIA, Inc. (I)(L)	27,446	238,506
Meadowbrook Insurance Group, Inc.	8,411	83,353
Montpelier Re Holdings, Ltd.	10,711	192,798
National Financial Partners Corp. (I)	7,720	89,089
National Interstate Corp.	726	16,625
Old Republic International Corp.	19,416	228,138
OneBeacon Insurance Group, Ltd.	2,200	29,458
Platinum Underwriters Holdings, Ltd.	5,500	182,820
Protective Life Corp.	5,419	125,341
Reinsurance Group of America, Inc.	8,174	497,470
RLI Corp.	700	43,344
Safety Insurance Group, Inc.	5,404	227,184
SeaBright Holdings, Inc.	2,401	23,770
StanCorp Financial Group, Inc.	3,200	135,008
State Auto Financial Corp.	3,886	67,733
Stewart Information Services Corp.	3,766	37,773
The Hanover Insurance Group, Inc.	17,540	661,433
The Navigators Group, Inc. (I)	1,506	70,782
The Phoenix Companies, Inc. (I)	21,638	53,229
Tower Group, Inc.	2,517	59,955
Transatlantic Holdings, Inc.	8,641	423,495
United Fire & Casualty Company	1,985	34,479
Unitrin, Inc.	9,673	286,998
Universal Insurance Holdings, Inc.	1,834	8,565
Validus Holdings, Ltd.	9,357	289,599
White Mountains Insurance Group, Ltd.	1,140	478,982
		10,627,713
Real Estate Investment Trusts - 1.87%
Alexandria Real Estate Equities, Inc.	11,224	868,962
Digital Realty Trust, Inc. (L)	11,700	$722,826
LaSalle Hotel Properties	34,291	903,225
Tanger Factory Outlet Centers, Inc.	32,500	870,025
		3,365,038
Real Estate Management & Development - 0.53%
Avatar Holdings, Inc. (I)	2,398	36,474
Jones Lang LaSalle, Inc.	9,636	908,675
Thomas Properties Group, Inc. (I)	4,109	13,190
ZipRealty, Inc. (I)	900	2,070
		960,409
Thrifts & Mortgage Finance - 0.89%
Abington Bancorp, Inc.	3,803	39,665
Astoria Financial Corp.	11,661	149,144
Atlantic Coast Financial Corp. (I)	105	716
Bank Mutual Corp.	3,942	14,467
BankAtlantic Bancorp, Inc. (I)(L)	4,395	4,175
BankFinancial Corp.	4,835	40,952
Beneficial Mutual Bancorp, Inc. (I)	1,418	11,649
Berkshire Hill Bancorp, Inc.	2,535	56,759
BofI Holding, Inc. (I)(L)	2,469	35,578
Brookline Bancorp, Inc.	6,000	55,620
Dime Community Bancshares	3,100	45,074
Doral Financial Corp. (I)	5,700	11,172
ESSA Bancorp, Inc.	2,461	30,566
Federal Agricultural
Mortgage Corp., Class C (L)	1,713	37,892
First Defiance Financial Corp. (I)	751	11,032
First Financial Holdings, Inc.	3,484	31,251
First Financial Northwest, Inc. (I)	2,425	12,295
First Niagara Financial Group, Inc.	8,417	111,104
First PacTrust Bancorp, Inc.	95	1,412
First Place Financial Corp. (I)	400	460
Flushing Financial Corp.	4,247	55,211
Home Federal Bancorp, Inc.	2,328	25,585
Hopfed Bancorp, Inc.	408	3,227
Kaiser Federal Financial Group, Inc. (L)	1,732	21,338
Legacy Bancorp, Inc.	2,286	31,684
Louisiana Bancorp, Inc. (I)	100	1,577
Meridian Interstate Bancorp, Inc. (I)	2,279	31,200
MGIC Investment Corp. (I)	23,698	141,003
New England Bancshares, Inc.	100	970
Northeast Community Bancorp, Inc.	1,932	13,099
Northwest Bancshares, Inc.	3,468	43,627
OceanFirst Financial Corp.	1,700	22,015
Ocwen Financial Corp. (I)	12,254	156,361
Oritani Financial Corp.	249	3,185
Provident Financial Holdings, Inc.	1,778	14,100
Provident Financial Services, Inc.	2,534	36,287
Provident New York Bancorp	201	1,680
Radian Group, Inc.	18,184	76,918
Riverview Bancorp, Inc. (I)	917	2,769
Roma Financial Corp.	200	2,100
The PMI Group, Inc. (I)(L)	16,948	18,134
TierOne Corp. (I)	2,328	19
Tree.com, Inc. (I)	2,270	11,622
TrustCo Bank Corp.	1,366	6,693
United Financial Bancorp, Inc.	2,387	36,831
Viewpoint Financial Group	74	1,021
Washington Federal, Inc.	6,780	111,395
Waterstone Financial, Inc. (I)(L)	2,000	4,500
Westfield Financial, Inc.	4,152	33,714
		1,608,848
		32,203,990

The accompanying notes are an integral part of the financial statements.

177

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 10.91%
Biotechnology - 0.05%
AMAG Pharmaceuticals, Inc. (I)	202	$3,798
Codexis, Inc. (I)	701	6,751
Enzon Pharmaceuticals, Inc. (I)	200	2,010
Infinity Pharmaceuticals, Inc. (I)	306	2,528
Maxygen, Inc.	6,535	35,746
MediciNova, Inc. (I)	500	1,345
Myriad Pharmaceuticals, Inc. (I)	361	1,292
Repligen Corp. (I)	1,386	5,045
SuperGen, Inc. (I)	5,405	16,107
Trimeris, Inc. (I)	3,845	9,497
		84,119
Health Care Equipment & Supplies - 3.01%
Accuray, Inc. (I)	1,831	14,666
Alere, Inc. (I)	12,975	475,145
Alphatec Holdings, Inc. (I)(L)	4,968	17,289
Analogic Corp.	600	31,554
Angiodynamics, Inc. (I)	4,195	59,695
Anika Therapeutics, Inc. (I)	3,350	23,852
Cantel Medical Corp.	2,286	61,516
CONMED Corp. (I)	3,500	99,680
Cutera, Inc. (I)	3,120	26,614
Cynosure, Inc. (I)	2,139	25,882
Digirad Corp. (I)	3,100	8,401
Exactech, Inc. (I)	724	13,039
Greatbatch, Inc. (I)	37,857	1,015,325
Hologic, Inc. (I)	21,319	430,004
Invacare Corp.	4,241	140,759
IRIS International, Inc. (I)	1,282	12,807
LeMaitre Vascular, Inc.	1,115	7,883
Medical Action Industries, Inc. (I)	800	6,520
Misonix, Inc. (I)	500	1,220
Natus Medical, Inc. (I)	1,871	28,346
Palomar Medical Technologies, Inc. (I)	1,177	13,277
Rochester Medical Corp. (I)	866	7,829
RTI Biologics, Inc. (I)	12,463	33,775
Solta Medical, Inc. (I)	3,330	9,191
Symmetry Medical, Inc. (I)	6,511	58,404
Synovis Life Technologies, Inc. (I)	400	6,968
Teleflex, Inc.	15,722	959,985
The Cooper Companies, Inc. (L)	21,475	1,701,679
TranS1, Inc. (I)	1,881	8,577
West Pharmaceutical Services, Inc.	1,200	52,512
Wright Medical Group, Inc. (I)	4,100	61,500
Young Innovations, Inc.	500	14,260
		5,428,154
Health Care Providers & Services - 4.99%
Allied Healthcare International, Inc. (I)	8,327	20,734
Almost Family, Inc. (I)	685	18,769
Amedisys, Inc. (I)	1,941	51,689
American Dental Partners, Inc. (I)	3,454	44,764
AMN Healthcare Services, Inc. (I)	4,149	34,520
Amsurg Corp. (I)	41,422	1,082,357
Assisted Living Concepts, Inc.	3,648	61,213
BioScrip, Inc. (I)	3,200	20,768
Brookdale Senior Living, Inc. (I)	8,494	205,980
Capital Senior Living Corp. (I)	6,526	60,627
Centene Corp. (I)	1,050	37,307
Community Health Systems, Inc. (I)	11,400	292,752
Continucare Corp. (I)	3,283	20,289
Coventry Health Care, Inc. (I)	17,000	619,990
Cross Country Healthcare, Inc. (I)	2,192	16,659
Dynacq Healthcare, Inc. (I)(L)	600	1,170
Five Star Quality Care, Inc. (I)	8,754	$50,861
Gentiva Health Services, Inc. (I)	23,137	481,944
Hanger Orthopedic Group, Inc. (I)	42,258	1,034,053
Healthspring, Inc. (I)	32,405	1,494,195
Healthways, Inc. (I)	977	14,831
Integramed America, Inc. (I)	830	8,010
Kindred Healthcare, Inc. (I)	3,757	80,663
LHC Group, Inc. (I)	1,200	27,672
LifePoint Hospitals, Inc. (I)	5,943	232,252
Magellan Health Services, Inc. (I)	1,300	71,162
MedCath Corp. (I)	4,233	57,526
Molina Healthcare, Inc. (I)	5,413	146,801
National Healthcare Corp.	400	19,828
Omnicare, Inc.	10,605	338,193
Owens & Minor, Inc.	21,563	743,708
PDI, Inc. (I)	619	4,389
PharMerica Corp. (I)	1,659	21,169
Select Medical Holdings Corp. (I)	1,770	15,700
Skilled Healthcare Group, Inc. (I)	1,294	12,241
Sun Healthcare Group, Inc. (I)	2,633	21,117
SunLink Health Systems, Inc. (I)	100	190
The Providence Service Corp. (I)	1,200	15,180
Triple-S Management Corp., Class B (I)	3,459	75,164
Universal American Corp.	12,514	137,028
Universal Health Services, Inc., Class B	21,404	1,102,948
WellCare Health Plans, Inc. (I)	3,800	195,358
		8,991,771
Health Care Technology - 0.36%
Arrhythmia Research Technology, Inc.	200	806
Emdeon, Inc., Class A (I)	1,084	14,222
Omnicell, Inc. (I)	40,911	637,802
		652,830
Life Sciences Tools & Services - 0.63%
Affymetrix, Inc. (I)	11,100	88,023
Albany Molecular Research, Inc. (I)	1,439	6,922
BioClinica, Inc. (I)	3,000	14,940
Cambrex Corp. (I)	6,472	29,901
Charles River
Laboratories International, Inc. (I)	21,447	871,821
Enzo Biochem, Inc. (I)	1,900	8,075
eResearch Technology, Inc. (I)	178	1,134
Furiex Pharmaceuticals, Inc. (I)	78	1,388
Harvard Bioscience, Inc. (I)	6,562	34,975
Kendle International, Inc. (I)	2,900	43,732
Medtox Scientific, Inc.	2,011	35,132
		1,136,043
Pharmaceuticals - 1.87%
Adolor Corp. (I)	5,160	10,268
Cumberland Pharmaceuticals, Inc. (I)	261	1,501
Endo Pharmaceuticals Holdings, Inc. (I)	24,337	977,617
Hi-Tech Pharmacal Company, Inc. (I)	800	23,144
K-V Pharmaceutical Company, Class A (I)(L)	8,839	24,042
Lannett Company, Inc. (I)	3,934	19,591
Par Pharmaceutical Companies, Inc. (I)	2,725	89,871
Questcor Pharmaceuticals, Inc. (I)	43,441	1,046,928
Viropharma, Inc. (I)	63,232	1,169,792
		3,362,754
		19,655,671
Industrials - 16.23%
Aerospace & Defense - 1.53%
AAR Corp. (L)	40,852	1,106,681

The accompanying notes are an integral part of the financial statements.

178

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Aerovironment, Inc. (I)(L)	13,592	$480,477
Allied Defense Group, Inc. (I)	1,300	4,550
Ceradyne, Inc. (I)	4,747	185,086
CPI Aerostructures, Inc. (I)	966	13,167
Curtiss-Wright Corp.	2,967	96,042
Ducommun, Inc. (I)	2,274	46,776
Esterline Technologies Corp. (I)	4,048	309,267
Innovative Solutions & Support, Inc. (I)	2,300	12,581
Kratos Defense & Security Solutions, Inc. (I)	1,000	12,160
LMI Aerospace, Inc. (I)	2,295	56,067
Moog, Inc., Class A (I)	2,500	108,800
Orbital Sciences Corp., Class A (I)	740	12,469
SIFCO Industries, Inc.	1,000	16,350
Sparton Corp. (I)	2,053	20,982
Sypris Solutions, Inc. (I)	1,824	7,515
Taser International, Inc. (I)	1,200	5,460
Teledyne Technologies, Inc. (I)	1,363	68,641
Triumph Group, Inc.	1,979	197,069
		2,760,140
Air Freight & Logistics - 0.63%
Air Transport Services Group, Inc. (I)	11,029	75,549
Atlas Air Worldwide Holdings, Inc. (I)	3,546	211,022
UTi Worldwide, Inc.	42,652	839,818
		1,126,389
Airlines - 0.18%
Hawaiian Holdings, Inc. (I)	166	946
JetBlue Airways Corp. (I)(L)	26,192	159,771
Pinnacle Airlines Corp. (I)	4,022	18,260
Republic Airways Holdings, Inc. (I)(L)	7,051	38,498
Skywest, Inc.	7,577	114,110
		331,585
Building Products - 0.71%
American Woodmark Corp.	1,592	27,573
Ameron International Corp.	1,477	97,009
AO Smith Corp.	1,750	74,025
Apogee Enterprises, Inc.	5,284	67,688
Armstrong World Industries, Inc.	3,562	162,285
Builders FirstSource, Inc. (I)	300	645
Gibraltar Industries, Inc. (I)	5,909	66,890
Griffon Corp. (I)	10,738	108,239
Insteel Industries, Inc.	2,944	36,918
Owens Corning, Inc. (I)	11,508	429,824
PGT, Inc. (I)	3,718	6,730
Quanex Building Products Corp.	1,567	25,683
Simpson Manufacturing Company, Inc.	1,100	32,857
Universal Forest Products, Inc.	2,065	49,477
US Home Systems, Inc.	656	3,293
USG Corp. (I)(L)	5,727	82,125
		1,271,261
Commercial Services & Supplies - 2.15%
ABM Industries, Inc.	36,847	860,009
American Reprographics Company (I)	2,955	20,892
Casella Waste Systems, Inc., Class A (I)	576	3,514
CECO Environmental Corp. (I)	2,490	16,783
Consolidated Graphics, Inc. (I)	1,633	89,733
Courier Corp.	1,544	17,061
Covanta Holding Corp.	5,312	87,595
EnergySolutions, Inc. (I)	7,950	39,273
Ennis, Inc.	4,881	84,929
G&K Services, Inc., Class A	1,729	58,544
InnerWorkings, Inc. (I)	752	6,272
Intersections, Inc.	3,791	68,996
KAR Auction Services, Inc. (I)	163	$3,082
Kimball International, Inc., Class B	4,427	28,466
M&F Worldwide Corp. (I)	1,700	43,928
McGrath Rentcorp	1,390	39,031
Metalico, Inc. (I)(L)	6,700	39,530
Mobile Mini, Inc. (I)	6,846	145,067
Multi-Color Corp.	768	18,962
Schawk, Inc., Class A	3,240	53,654
Steelcase, Inc., Class A	9,558	108,866
SYKES Enterprises, Inc. (I)	2,371	51,048
Team, Inc. (I)	36,063	870,200
Tetra Tech, Inc. (I)	1,400	31,500
The Brinks Company	2,175	64,880
The Geo Group, Inc. (I)	1,324	30,492
Unifirst Corp.	1,590	89,342
United Stationers, Inc.	1,348	47,760
Versar, Inc. (I)	2,242	7,040
Viad Corp.	3,488	77,748
Virco Manufacturing Corp.	1,200	3,360
Waste Connections, Inc.	24,096	764,566
WCAWaste Corp. (I)	1,000	5,760
		3,877,883
Construction & Engineering - 0.80%
Aecom Technology Corp. (I)	2,641	72,205
Comfort Systems USA, Inc.	2,691	28,552
Dycom Industries, Inc. (I)	9,107	148,808
EMCOR Group, Inc. (I)	783	22,950
Granite Construction, Inc.	3,290	80,704
Great Lakes Dredge & Dock Corp.	10,990	61,324
Insituform Technologies, Inc., Class A (I)	1,700	35,649
Integrated Electrical Services, Inc. (I)	620	1,947
Layne Christensen Company (I)	3,312	100,486
MasTec, Inc. (I)	3,600	70,992
Northwest Pipe Company (I)	1,600	41,696
Pike Electric Corp. (I)	4,573	40,425
Quanta Services, Inc. (I)	11,390	230,078
Sterling Construction Company, Inc. (I)	1,697	23,368
Tutor Perini Corp.	8,135	156,029
URS Corp. (I)	7,296	326,423
		1,441,636
Electrical Equipment - 1.34%
A123 Systems, Inc. (I)(L)	2,300	12,236
Allied Motion Technologies, Inc. (I)	400	2,180
Belden, Inc.	25,796	899,249
Brady Corp., Class A	2,100	67,326
Encore Wire Corp.	3,894	94,313
EnerSys (I)	2,536	87,289
Franklin Electric Company, Inc.	832	39,062
General Cable Corp. (I)	2,238	95,294
Global Power Equipment Group, Inc. (I)	55	1,459
GrafTech International, Ltd. (I)	48,365	980,359
Hoku Corp. (I)(L)	1,633	2,662
LSI Industries, Inc.	4,131	32,800
Ocean Power Technologies, Inc. (I)	2,429	8,744
Orion Energy Systems, Inc. (I)	3,553	13,963
Powell Industries, Inc. (I)	206	7,519
PowerSecure International, Inc. (I)	3,120	22,526
SL Industries, Inc. (I)	1,600	37,680
Ultralife Corp. (I)	1,984	9,305
		2,413,966
Industrial Conglomerates - 0.04%
Standex International Corp.	2,329	71,430

The accompanying notes are an integral part of the financial statements.

179

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery - 4.79%
Actuant Corp., Class A	2,201	$59,053
AGCO Corp. (I)	3,700	182,632
Alamo Group, Inc.	2,127	50,410
Albany International Corp., Class A	3,434	90,623
American Railcar Industries, Inc. (I)	4,697	110,145
Ampco-Pittsburgh Corp.	1,146	26,874
Astec Industries, Inc. (I)	1,000	36,980
Barnes Group, Inc.	2,420	60,040
Briggs & Stratton Corp.	7,127	141,542
Cascade Corp.	1,476	70,213
Chart Industries, Inc. (I)	4,442	239,779
CIRCOR International, Inc.	909	38,932
Columbus McKinnon Corp./NY (I)	3,511	63,058
Dynamic Materials Corp.	50	1,121
EnPro Industries, Inc. (I)	1,000	48,070
ESCO Technologies, Inc.	600	22,080
Federal Signal Corp. (I)	11,813	77,493
Flow International Corp. (I)	6,450	22,962
FreightCar America, Inc. (I)	1,700	43,078
Gardner Denver, Inc.	14,345	1,205,697
Gencor Industries, Inc. (I)	1,400	10,626
Greenbrier Companies, Inc. (I)	4,803	94,907
Hardinge, Inc.	3,000	32,730
Hurco Companies, Inc. (I)	1,492	48,057
IDEX Corp.	20,182	925,345
Kaydon Corp.	1,300	48,516
Key Technology, Inc. (I)	641	10,365
LB Foster Co.	450	14,810
Lydall, Inc. (I)	2,409	28,812
Met-Pro Corp.	2,056	23,397
MFRI, Inc. (I)	1,100	8,789
Miller Industries, Inc.	2,447	45,734
Mueller Industries, Inc.	1,648	62,476
Mueller Water Products, Inc.	19,856	79,027
NACCO Industries, Inc., Class A	900	87,138
NN, Inc. (I)	300	4,488
Robbins & Myers, Inc.	1,034	54,647
Terex Corp. (I)	1,402	39,887
The Manitowoc Company, Inc. (L)	51,069	860,002
Titan International, Inc. (L)	49,844	1,209,215
Trinity Industries, Inc.	39,362	1,372,947
Valmont Industries, Inc.	9,134	880,426
Watts Water Technologies, Inc., Class A (L)	2,867	101,520
		8,634,643
Marine - 0.26%
Alexander & Baldwin, Inc.	6,896	332,111
Eagle Bulk Shipping, Inc. (I)(L)	13,405	33,244
Excel Maritime Carriers, Ltd. (I)(L)	15,211	47,154
Genco Shipping & Trading, Ltd. (I)(L)	5,300	39,856
International Shipholding Corp.	848	18,045
		470,410
Professional Services - 0.43%
Barrett Business Services, Inc.	2,178	31,189
CBIZ, Inc. (I)(L)	9,052	66,623
CDI Corp.	3,270	43,458
CRA International, Inc. (I)	2,371	64,230
Franklin Covey Company (I)	3,500	33,880
FTI Consulting, Inc. (I)	97	3,680
GP Strategies Corp. (I)	3,946	53,902
Heidrick & Struggles International, Inc.	1,508	34,141
Hill International, Inc. (I)	640	3,686
Hudson Highland Group, Inc. (I)	4,800	25,680
Huron Consulting Group, Inc. (I)	556	16,797
Kelly Services, Inc., Class A (I)	5,507	$90,866
Korn/Ferry International (I)	1,251	27,509
LECG Corp. (I)	5,738	172
National Technical Systems, Inc.	1,146	7,827
Navigant Consulting Company (I)	4,810	50,457
On Assignment, Inc. (I)	9,160	90,043
RCM Technologies, Inc. (I)	300	1,605
School Specialty, Inc. (I)	2,153	30,982
SFN Group, Inc. (I)	3,304	30,033
The Dolan Company (I)	5,314	45,010
Volt Information Sciences, Inc. (I)	2,445	23,961
		775,731
Road & Rail - 1.85%
AMERCO, Inc. (I)	3,172	304,988
Arkansas Best Corp.	1,945	46,155
Avis Budget Group, Inc. (I)(L)	17,100	292,239
Celadon Group, Inc. (I)	2,764	38,585
Covenant Transport, Inc. (I)	1,373	10,641
Dollar Thrifty Automotive Group, Inc. (I)	4,000	294,960
Frozen Food Express Industries (I)	800	2,856
Landstar System, Inc.	14,390	668,847
Marten Transport, Ltd.	3,706	80,050
Old Dominion Freight Line, Inc. (I)	27,918	1,041,341
P.A.M. Transportation Services, Inc. (I)	2,046	20,194
RailAmerica, Inc. (I)	2,418	36,270
Ryder Systems, Inc.	6,900	392,265
Saia, Inc. (I)	2,642	44,782
Universal Truckload Services, Inc. (I)	174	2,981
USA Truck, Inc. (I)	2,076	23,459
Werner Enterprises, Inc.	1,512	37,876
		3,338,489
Trading Companies & Distributors - 1.52%
Aceto Corp.	5,823	39,072
Aircastle, Ltd.	13,051	166,009
Applied Industrial Technologies, Inc.	4,193	149,313
Beacon Roofing Supply, Inc. (I)(L)	43,543	993,651
CAI International, Inc. (I)	2,900	59,914
GATX Corp.	7,598	282,038
H &E Equipment Services, Inc. (I)	9,156	128,092
Interline Brands, Inc. (I)	5,656	103,901
Kaman Corp., Class A	600	21,282
KSW, Inc.	700	2,751
Lawson Products, Inc.	1,291	25,394
Rush Enterprises, Inc., Class B (I)	23,925	385,193
TAL International Group, Inc.	4,450	153,659
Textainer Group Holdings, Ltd.	500	15,370
Titan Machinery, Inc. (I)	3,600	103,608
WESCO International, Inc. (I)(L)	1,718	92,927
Willis Lease Finance Corp. (I)	406	5,412
		2,727,586
		29,241,149
Information Technology - 14.43%
Communications Equipment - 1.14%
Anaren, Inc. (I)	1,281	27,221
Arris Group, Inc. (I)	113	1,312
Aviat Networks, Inc. (I)	10,732	42,284
Aware, Inc. (I)	4,448	13,344
Bel Fuse, Inc., Class B	1,641	35,593
Black Box Corp.	2,519	78,769
Calix, Inc. (I)	586	12,201
Cogo Group, Inc. (I)	5,369	28,670
Communications Systems, Inc.	1,800	32,274

The accompanying notes are an integral part of the financial statements.

180

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Comtech Telecommunications Corp.	2,888	$80,980
DG FastChannel, Inc. (I)	1,400	44,870
Digi International, Inc. (I)	4,813	62,569
EchoStar Corp., Class A (I)	3,985	145,174
EMS Technologies, Inc. (I)	2,800	92,316
Emulex Corp. (I)	3,023	25,998
Extreme Networks, Inc. (I)	3,404	11,029
Globecomm Systems, Inc. (I)	5,296	82,406
Harmonic, Inc. (I)	6,700	48,441
JDS Uniphase Corp. (I)	42,908	714,847
KVH Industries, Inc. (I)	2,778	29,530
Loral Space & Communications, Inc. (I)	444	30,845
Network Engines, Inc. (I)	7,300	8,030
Network Equipment Technologies, Inc. (I)	364	801
Oplink Communications, Inc. (I)	1,719	32,025
OpNext, Inc. (I)	12,000	27,360
Optical Cable Corp.	931	3,771
ORBCOMM, Inc. (I)	9,140	28,608
Performance Technologies, Inc. (I)	2,000	3,980
Relm Wireless Corp. (I)	2,100	2,919
Seachange International, Inc. (I)	5,428	58,514
Sycamore Networks, Inc.	5,162	114,803
Symmetricom, Inc. (I)	1,500	8,745
Telular Corp.	2,776	17,128
UTStarcom Holdings Corp. (I)(L)	28,707	44,783
Viasat, Inc. (I)	1,345	58,198
		2,050,338
Computers & Peripherals - 0.30%
Avid Technology, Inc. (I)	8,133	153,226
Concurrent Computer Corp. (I)	1,651	10,335
Cray, Inc. (I)	1,067	6,829
Datalink Corp. (I)	2,700	18,765
Electronics for Imaging, Inc. (I)	9,181	158,097
Hutchinson Technology, Inc. (I)(L)	5,052	11,468
Imation Corp. (I)	6,647	62,748
Intermec, Inc. (I)	973	10,742
Intevac, Inc. (I)	3,801	38,808
KEY Tronic Corp. (I)	1,900	8,645
Novatel Wireless, Inc. (I)	6,508	35,664
Presstek, Inc. (I)	4,185	6,822
Rimage Corp.	946	12,705
		534,854
Electronic Equipment, Instruments & Components - 3.62%
ADDvantage Technologies Group, Inc. (I)	428	1,109
Arrow Electronics, Inc. (I)	16,966	704,089
Avnet, Inc. (I)	8,276	263,839
AVX Corp.	14,100	214,884
Benchmark Electronics, Inc. (I)	8,843	145,910
Brightpoint, Inc. (I)	4,500	36,495
Checkpoint Systems, Inc. (I)	5,678	101,523
Chyron International Corp. (I)	200	458
Coherent, Inc. (I)	1,177	65,053
Electro Rent Corp.	4,173	71,442
Electro Scientific Industries, Inc. (I)	24,298	468,951
FEI Company (I)	1,300	49,647
Gerber Scientific, Inc. (I)	5,171	57,553
GSI Group, Inc. (I)	14	169
ID Systems, Inc. (I)	2,235	10,393
Ingram Micro, Inc., Class A (I)	52,226	947,380
Insight Enterprises, Inc. (I)	6,149	108,899
IntriCon Corp. (I)	100	389
KEMET Corp. (I)	276	3,944
L-1 Identity Solutions, Inc. (I)	17,405	204,509
Measurement Specialties, Inc. (I)	3,388	$120,952
Mercury Computer Systems, Inc. (I)	760	14,197
Methode Electronics, Inc.	7,095	82,373
Multi-Fineline Electronix, Inc. (I)	786	16,985
Newport Corp. (I)	900	16,353
OSI Systems, Inc. (I)	28,506	1,225,758
PAR Technology Corp. (I)	3,132	11,964
Park Electrochemical Corp.	831	23,226
PC Connection, Inc. (I)	4,352	36,035
PC Mall, Inc. (I)	3,055	23,768
Perceptron, Inc. (I)	1,608	10,227
Planar Systems, Inc. (I)	5,100	14,586
Plexus Corp. (I)	1,321	45,984
RadiSys Corp. (I)	5,279	38,484
Richardson Electronics, Ltd.	2,584	35,117
Rofin-Sinar Technologies, Inc. (I)	202	6,898
Rogers Corp. (I)	2,200	101,640
Sanmina-SCI Corp. (I)	2,600	26,858
Scansource, Inc. (I)	1,172	43,927
SMART Modular
Technologies (WWH), Inc. (I)	10,661	97,655
SYNNEX Corp. (I)	4,580	145,186
Tech Data Corp. (I)	6,414	313,580
Tessco Technologies, Inc.	1,750	19,460
TTM Technologies, Inc. (I)	9,698	155,362
Viasystems Group, Inc. (I)	720	16,193
Vicon Industries, Inc. (I)	126	491
Vishay Intertechnology, Inc. (I)	22,682	341,137
Vishay Precision Group, Inc. (I)	1,653	27,903
Wayside Technology Group, Inc.	96	1,302
X-Rite, Inc. (I)(L)	3,846	19,115
Zygo Corp. (I)	2,603	34,412
		6,523,764
Internet Software & Services - 1.80%
AOL, Inc. (I)(L)	5,618	111,573
DealerTrack Holdings, Inc. (I)	1,817	41,700
Digital River, Inc. (I)	504	16,209
Earthlink, Inc.	14,781	113,740
IAC/InterActiveCorp (I)	12,398	473,232
InfoSpace, Inc. (I)	6,814	62,144
Internap Network Services Corp. (I)	11,043	81,166
Keynote Systems, Inc.	1,100	23,793
Looksmart, Ltd. (I)	700	1,057
Marchex, Inc., Class B	4,548	40,386
Market Leader, Inc. (I)	700	1,519
ModusLink Global Solutions, Inc.	7,816	35,016
Open Text Corp. (I)(L)	15,027	962,029
Perficient, Inc. (I)	1,837	18,848
RealNetworks, Inc.	23,449	79,727
Soundbite Communications, Inc. (I)(L)	3,800	9,234
TechTarget, Inc. (I)	2,453	18,569
TheStreet.com, Inc.	8,757	26,884
United Online, Inc.	10,879	65,600
ValueClick, Inc. (I)	59,513	987,916
Web.com Group, Inc. (I)	2,845	35,050
XO Group, Inc. (I)	3,278	32,616
		3,238,008
IT Services - 1.70%
Acorn Energy, Inc. (I)	1,776	6,997
Acxiom Corp. (I)	3,452	45,256
CACI International, Inc., Class A (I)	4,374	275,912
Ciber, Inc. (I)	17,241	95,688

The accompanying notes are an integral part of the financial statements.

181

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Convergys Corp. (I)	16,749	$228,456
CoreLogic, Inc. (I)	11,608	193,970
Dynamics Research Corp. (I)	1,898	25,889
Euronet Worldwide, Inc. (I)	1,100	16,951
Integral Systems, Inc. (I)	3,264	39,723
INX, Inc. (I)	689	4,864
Jack Henry & Associates, Inc.	27,557	826,986
NCI, Inc. (I)	156	3,544
Online Resources Corp. (I)	6,260	20,408
SRA International, Inc., Class A (I)	5,347	165,329
StarTek, Inc. (I)	3,143	10,843
The Hackett Group, Inc. (I)	7,525	38,302
Tier Technologies, Inc., Class B (I)	709	3,545
Virtusa Corp. (I)	2,973	56,338
WPCS International, Inc. (I)	1,200	3,576
Wright Express Corp. (I)	19,411	1,010,731
		3,073,308
Semiconductors & Semiconductor Equipment - 3.62%
Advanced Analogic Technologies, Inc. (I)	9,064	54,883
Advanced Energy Industries, Inc. (I)	40,957	605,754
Aetrium (I)	650	1,157
Anadigics, Inc. (I)(L)	11,169	35,852
Applied Micro Circuits Corp. (I)	1,116	9,888
ATMI, Inc. (I)	4,460	91,118
AuthenTec, Inc. (I)	4,734	13,066
Axcelis Technologies, Inc. (I)	5,100	8,364
AXT, Inc. (I)(L)	4,229	35,862
Brooks Automation, Inc. (I)	3,348	36,359
BTU International, Inc. (I)	1,318	9,279
Cabot Microelectronics Corp. (I)	1,000	46,470
Cascade Microtech, Inc. (I)	1,892	10,803
Cohu, Inc.	4,192	54,957
Cymer, Inc. (I)	17,893	885,882
Diodes, Inc. (I)	733	19,131
DSP Group, Inc. (I)	4,702	40,907
Entegris, Inc. (I)	1,000	10,120
Evergreen Solar, Inc. (I)(L)	3,119	1,778
Exar Corp. (I)	8,586	54,349
Fairchild Semiconductor International, Inc. (I)	20,626	344,660
FormFactor, Inc. (I)	4,138	37,490
FSI International, Inc. (I)	7,000	19,180
Gigoptix, Inc. (I)	2,271	4,565
GSI Technology, Inc. (I)	5,524	39,773
Ikanos Communications, Inc. (I)	4,125	5,074
Integrated Device Technology, Inc. (I)	7,623	59,917
Integrated Silicon Solution, Inc. (I)	4,000	38,680
International Rectifier Corp. (I)	3,315	92,721
Intersil Corp., Class A	2,747	35,299
IXYS Corp. (I)	2,306	34,544
Kopin Corp. (I)	3,194	15,044
Kulicke & Soffa Industries, Inc. (I)	2,900	32,306
Lattice Semiconductor Corp. (I)	159,206	1,038,023
Mattson Technology, Inc. (I)	7,741	14,708
MEMSIC, Inc. (I)	3,797	12,986
Microsemi Corp. (I)	2,800	57,400
MKS Instruments, Inc.	4,529	119,656
MoSys, Inc. (I)(L)	1,801	10,356
Pericom Semiconductor Corp. (I)	4,434	39,640
Photronics, Inc. (I)	13,726	116,259
PLX Technology, Inc. (I)	364	1,263
PMC-Sierra, Inc. (I)	7,700	58,289
Rudolph Technologies, Inc. (I)	4,469	47,863
Semtech Corp. (I)	37,184	1,016,611
Sigma Designs, Inc. (I)	5,587	42,685
Silicon Image, Inc. (I)	985	$6,363
Spansion, Inc., Class A (I)	1,159	22,334
Standard Microsystems Corp. (I)	2,511	67,772
SunPower Corp., Class A (I)(L)	369	7,133
SunPower Corp., Class B (I)	1,152	19,158
Supertex, Inc. (I)	500	11,200
Tessera Technologies, Inc. (I)	3,207	54,968
Trident Microsystems, Inc. (I)	10,300	7,107
Veeco Instruments, Inc. (I)(L)	18,239	882,950
Zoran Corp. (I)	9,814	82,438
		6,522,394
Software - 2.25%
Accelrys, Inc. (I)	3,700	26,307
American Software, Inc., Class A	208	1,728
Ariba, Inc. (I)	27,812	958,680
AsiaInfo Holdings, Inc. (I)	400	6,624
EPIQ Systems, Inc.	3,012	42,831
ePlus, Inc. (I)	1,364	36,064
Fair Isaac Corp.	76	2,295
JDA Software Group, Inc. (I)	1,400	43,246
Lawson Software, Inc. (I)	6,000	67,320
Mentor Graphics Corp. (I)	5,579	71,467
Parametric Technology Corp. (I)	34,264	785,674
Pervasive Software, Inc. (I)	1,000	6,420
Quest Software, Inc. (I)	33,208	754,818
S1 Corp. (I)	1,335	9,986
Smith Micro Software, Inc. (I)	1,724	7,258
SS&C Technologies Holdings, Inc. (I)	167	3,318
Take-Two Interactive Software, Inc. (I)	4,300	65,704
TeleCommunication Systems, Inc. (I)	4,500	21,735
THQ, Inc. (I)	12,023	43,523
TIBCO Software, Inc. (I)	37,926	1,100,613
		4,055,611
		25,998,277
Materials - 7.73%
Chemicals - 3.68%
A. Schulman, Inc.	1,908	48,063
American Pacific Corp. (I)	1,621	13,000
American Vanguard Corp.	1,099	14,254
Arabian American Development Company (I)	2,516	10,190
Arch Chemicals, Inc.	703	24,211
Ashland, Inc.	7,730	499,513
Cabot Corp.	4,908	195,682
Chase Corp.	1,174	19,676
Core Molding Technologies, Inc. (I)	1,000	8,970
Cytec Industries, Inc.	4,978	284,692
Ferro Corp. (I)	4,772	64,136
FMC Corp.	9,494	816,674
Georgia Gulf Corp. (I)	2,284	55,136
H.B. Fuller Company	1,700	41,514
Huntsman Corp.	13,700	258,245
Innophos Holdings, Inc.	24,357	1,188,622
Innospec, Inc. (I)	200	6,722
KMG Chemicals, Inc.	1,402	23,610
Kraton Performance Polymers, Inc. (I)	26,046	1,020,222
Landec Corp. (I)	3,130	20,658
Minerals Technologies, Inc.	1,684	111,632
NL Industries, Inc.	42	771
Olin Corp.	3,242	73,464
OM Group, Inc. (I)	4,455	181,051
Penford Corp. (I)	2,624	13,907
PolyOne Corp.	71,934	1,112,819
Quaker Chemical Corp.	434	18,666

The accompanying notes are an integral part of the financial statements.

182

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Sensient Technologies Corp.	2,292	$84,964
Spartech Corp. (I)	5,607	34,147
Stepan Company	200	14,180
Westlake Chemical Corp.	5,856	303,926
Zoltek Companies, Inc. (I)(L)	6,760	71,183
		6,634,500
Construction Materials - 0.09%
Eagle Materials, Inc.	900	25,083
Headwaters, Inc. (I)	11,408	35,707
Texas Industries, Inc. (L)	2,257	93,959
		154,749
Containers & Packaging - 0.72%
AptarGroup, Inc.	14,379	752,597
Boise, Inc.	14,500	112,955
Graphic Packaging Holding Company (I)	22,603	122,960
Myers Industries, Inc.	6,330	65,072
Temple-Inland, Inc.	8,328	247,675
		1,301,259
Metals & Mining - 1.92%
A. M. Castle & Company (I)	4,342	72,121
Allied Nevada Gold Corp. (I)	6,680	236,272
Century Aluminum Company (I)	12,885	201,650
Coeur d’Alene Mines Corp. (I)	8,300	201,358
Commercial Metals Company	2,350	33,723
Compass Minerals International, Inc.	8,855	762,150
Contango ORE, Inc. (I)	60	780
Detour Gold Corp. (I)	7,959	230,654
Friedman Industries, Inc.	1,701	18,218
Haynes International, Inc.	2,139	132,468
Horsehead Holding Corp. (I)	7,506	99,980
Kaiser Aluminum Corp.	2,852	155,776
Materion Corp. (I)	2,410	89,098
Metals USA Holdings Corp. (I)	174	2,593
Olympic Steel, Inc.	2,383	65,604
Reliance Steel & Aluminum Company	10,500	521,325
RTI International Metals, Inc. (I)	4,900	188,013
Schnitzer Steel Industries, Inc.	500	28,800
Steel Dynamics, Inc.	12,027	195,439
Synalloy Corp.	1,121	15,212
Universal Stainless & Alloy Products, Inc. (I)	1,562	73,039
Worthington Industries, Inc.	5,308	122,615
		3,446,888
Paper & Forest Products - 1.32%
Buckeye Technologies, Inc.	7,600	205,048
Clearwater Paper Corp. (I)	300	20,484
Domtar Corp.	3,950	374,144
KapStone Paper and Packaging Corp. (I)	5,210	86,330
Louisiana-Pacific Corp. (I)(L)	19,268	156,842
MeadWestvaco Corp.	15,424	513,773
Mercer International, Inc. (I)(L)	10,058	101,385
Neenah Paper, Inc.	1,549	32,963
P.H. Glatfelter Company	7,710	118,580
Schweitzer-Mauduit International, Inc.	13,585	762,798
Wausau Paper Corp.	1,731	11,667
		2,384,014
		13,921,410
Telecommunication Services - 0.80%
Diversified Telecommunication Services - 0.44%
Alaska Communications
Systems Group, Inc. (L)	59,873	531,074
General Communication, Inc., Class A (I)	6,157	74,315
HickoryTech Corp.	1,558	$18,509
Iridium Communications, Inc. (I)(L)	9,200	79,580
Neutral Tandem, Inc. (I)	1,186	20,660
Premiere Global Services, Inc. (I)(L)	2,800	22,344
Primus Telecommunications Group, Inc. (I)	43	645
SureWest Communications	2,913	48,705
		795,832
Wireless Telecommunication Services - 0.36%
FiberTower Corp. (I)(L)	5,109	6,131
Leap Wireless International, Inc. (I)(L)	8,053	130,700
Telephone & Data Systems, Inc. (L)	5,100	158,508
Telephone & Data Systems, Inc. -
Special Shares	5,765	155,251
United States Cellular Corp. (I)	3,700	179,154
USA Mobility, Inc.	900	13,734
		643,478
		1,439,310
Utilities - 0.61%
Gas Utilities - 0.33%
UGI Corp.	18,692	596,088
Independent Power Producers & Energy Traders - 0.23%
Dynegy, Inc. (I)(L)	7,780	48,158
GenOn Energy, Inc. (I)	81,791	315,713
Ormat Technologies, Inc.	1,734	38,165
		402,036
Water Utilities - 0.05%
Consolidated Water Company, Ltd.	18	167
Pennichuck Corp.	842	24,208
SJW Corp.	2,833	68,672
		93,047
		1,091,171
TOTAL COMMON STOCKS (Cost $131,281,152)		$177,899,539

SECURITIES LENDING COLLATERAL - 11.20%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	2,015,412	20,170,041
TOTAL SECURITIES LENDING
COLLATERAL (Cost $20,169,813)		$20,170,041

SHORT-TERM INVESTMENTS - 1.41%

Money Market Funds - 1.41%
State Street Institutional Liquid Reserves
Fund, 0.1511% (Y)	$2,538,358	$2,538,358
TOTAL SHORT-TERM INVESTMENTS (Cost $2,538,358)		$2,538,358
Total Investments (Small Cap Opportunities Trust)
(Cost $153,989,323) - 111.37%		$200,607,938
Other assets and liabilities, net - (11.37%)		(20,475,254)
TOTAL NET ASSETS - 100.00%		$180,132,684

The accompanying notes are an integral part of the financial statements.

183

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Value Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.42%
Consumer Discretionary - 17.31%
Diversified Consumer Services - 1.23%
Matthews International Corp., Class A (L)	189,500	$7,608,425
Hotels, Restaurants & Leisure - 4.09%
Bally Technologies, Inc. (I)(L)	124,600	5,068,728
CEC Entertainment, Inc.	189,350	7,594,829
Choice Hotels International, Inc. (L)	175,500	5,854,680
Sonic Corp. (I)(L)	642,900	6,834,027
		25,352,264
Household Durables - 1.53%
Helen of Troy, Ltd. (I)(L)	236,400	8,162,892
Tempur-Pedic International, Inc. (I)	20,000	1,356,400
		9,519,292
Leisure Equipment & Products - 0.75%
Mattel, Inc.	169,500	4,659,555
Media - 2.29%
Arbitron, Inc. (L)	342,869	14,170,776
Multiline Retail - 0.97%
Fred’s, Inc., Class A (L)	416,000	6,002,880
Specialty Retail - 5.81%
Ascena Retail Group, Inc. (I)	284,400	9,683,820
Stage Stores, Inc. (L)	745,649	12,526,903
The Cato Corp., Class A (L)	480,446	13,836,845
		36,047,568
Textiles, Apparel & Luxury Goods - 0.64%
Skechers U.S.A., Inc., Class A (I)(L)	274,900	3,980,552
		107,341,312
Consumer Staples - 1.75%
Food & Staples Retailing - 1.31%
Casey’s General Stores, Inc.	184,600	8,122,400
Food Products - 0.44%
Ralcorp Holdings, Inc. (I)	31,700	2,744,586
		10,866,986
Energy - 5.14%
Energy Equipment & Services - 2.30%
Bristow Group, Inc.	128,000	6,530,560
SEACOR Holdings, Inc. (L)	77,644	7,761,294
		14,291,854
Oil, Gas & Consumable Fuels - 2.84%
Georesources, Inc. (I)	252,300	5,674,227
Penn Virginia Corp. (L)	371,400	4,906,194
Plains Exploration & Production Company (I)	57,500	2,191,900
Scorpio Tankers, Inc. (I)	313,300	3,129,867
Whiting Petroleum Corp. (I)	29,900	1,701,609
		17,603,797
		31,895,651
Financials - 22.35%
Capital Markets - 1.60%
Ares Capital Corp.	617,266	9,919,465
Commercial Banks - 7.08%
First Busey Corp. (L)	638,777	3,379,130
First Midwest Bancorp, Inc. (L)	705,331	8,668,518
Hancock Holding Company (L)	150,500	4,662,490
International Bancshares Corp. (L)	455,410	7,619,009
MB Financial, Inc. (L)	295,048	5,676,724
Webster Financial Corp. (L)	488,200	10,261,964
Westamerica Bancorp. (L)	73,100	$3,600,175
		43,868,010
Insurance - 7.46%
Alleghany Corp. (I)	15,182	5,057,276
AMERISAFE, Inc. (I)(L)	185,000	4,184,700
Assured Guaranty, Ltd.	318,307	5,191,587
Delphi Financial Group, Inc., Class A (L)	434,850	12,701,969
Platinum Underwriters Holdings, Ltd.	215,209	7,153,547
Primerica, Inc.	297,000	6,525,090
Reinsurance Group of America, Inc.	60,100	3,657,686
White Mountains Insurance Group, Ltd.	4,300	1,806,688
		46,278,543
Real Estate Investment Trusts - 3.24%
American Campus Communities, Inc.	114,100	4,052,832
Campus Crest Communities, Inc.	280,400	3,628,376
DiamondRock Hospitality Company (L)	368,588	3,954,949
Education Realty Trust, Inc.	423,369	3,628,272
Mack-Cali Realty Corp.	113,700	3,745,278
Ventas, Inc. (L)	20,700	1,091,097
		20,100,804
Thrifts & Mortgage Finance - 2.97%
First Niagara Financial Group, Inc. (L)	421,512	5,563,958
Flushing Financial Corp. (L)	217,900	2,832,700
Northwest Bancshares, Inc. (L)	797,500	10,032,550
		18,429,208
		138,596,030
Health Care - 7.49%
Health Care Equipment & Supplies - 1.44%
Haemonetics Corp. (I)(L)	49,300	3,173,441
ICU Medical, Inc. (I)	131,340	5,739,558
		8,912,999
Health Care Providers & Services - 2.19%
Amsurg Corp. (I)(L)	362,430	9,470,296
Corvel Corp. (I)	87,865	4,120,869
		13,591,165
Life Sciences Tools & Services - 3.86%
Charles River
Laboratories International, Inc. (I)(L)	262,500	10,670,625
ICON PLC, ADR (I)	563,900	13,285,484
		23,956,109
		46,460,273
Industrials - 22.92%
Commercial Services & Supplies - 5.13%
ACCO Brands Corp. (I)(L)	820,800	6,443,280
G&K Services, Inc., Class A	156,200	5,288,932
Standard Parking Corp. (I)	196,238	3,133,921
Unifirst Corp.	41,000	2,303,790
United Stationers, Inc. (L)	414,188	14,674,680
		31,844,603
Construction & Engineering - 0.25%
Sterling Construction Company, Inc. (I)	111,767	1,539,032
Electrical Equipment - 3.39%
Acuity Brands, Inc. (L)	87,500	4,880,750
Belden, Inc.	462,549	16,124,458
		21,005,208
Industrial Conglomerates - 3.34%
Carlisle Companies, Inc. (L)	421,036	20,727,602

The accompanying notes are an integral part of the financial statements.

184

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery - 5.28%
Albany International Corp., Class A	428,634	$11,311,651
ESCO Technologies, Inc. (L)	218,500	8,040,800
Flowserve Corp.	19,500	2,142,855
Mueller Industries, Inc. (L)	297,410	11,274,813
		32,770,119
Marine - 1.83%
Kirby Corp. (I)(L)	199,800	11,322,666
Professional Services - 0.29%
Towers Watson & Company, Class A	27,600	1,813,596
Road & Rail - 1.81%
Genesee & Wyoming, Inc., Class A (I)(L)	191,525	11,231,026
Trading Companies & Distributors - 1.60%
GATX Corp. (L)	267,100	9,914,752
		142,168,604
Information Technology - 9.23%
Computers & Peripherals - 1.58%
Diebold, Inc. (L)	263,300	8,164,933
Electronics for Imaging, Inc. (I)	94,372	1,625,086
		9,790,019
Electronic Equipment, Instruments & Components - 1.65%
Coherent, Inc. (I)	80,000	4,421,600
MTS Systems Corp.	112,568	4,708,719
NAM TAI Electronics, Inc.	196,137	1,082,676
		10,212,995
IT Services - 2.67%
Fiserv, Inc. (I)	68,500	4,290,155
MAXIMUS, Inc. (L)	148,800	12,310,224
		16,600,379
Office Electronics - 1.27%
Zebra Technologies Corp., Class A (I)	186,600	7,868,922
Semiconductors & Semiconductor Equipment - 0.60%
Maxim Integrated Products, Inc.	145,500	3,718,980
Software - 1.46%
Websense, Inc. (I)(L)	349,400	9,073,918
		57,265,213
Materials - 4.73%
Chemicals - 2.04%
Koppers Holdings, Inc.	9,692	367,618
Kraton Performance Polymers, Inc. (I)	123,710	4,845,721
Zep, Inc. (L)	394,050	7,447,545
		12,660,884
Containers & Packaging - 1.54%
AptarGroup, Inc.	155,438	8,135,625
Greif, Inc., Class A	21,400	1,391,642
		9,527,267
Paper & Forest Products - 1.15%
Deltic Timber Corp. (L)	132,746	7,127,133
		29,315,284
Utilities - 5.50%
Electric Utilities - 2.50%
Unisource Energy Corp. (L)	245,500	9,164,515
Westar Energy, Inc. (L)	235,700	6,342,687
		15,507,202
Gas Utilities - 3.00%
Atmos Energy Corp.	186,200	6,191,151
New Jersey Resources Corp. (L)	109,174	$4,870,252
UGI Corp.	79,100	2,522,499
WGL Holdings, Inc. (L)	129,800	4,996,002
		18,579,904
		34,087,106
TOTAL COMMON STOCKS (Cost $447,170,640)		$597,996,459

SECURITIES LENDING COLLATERAL - 22.13%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	13,711,867	137,226,996
TOTAL SECURITIES LENDING
COLLATERAL (Cost $137,219,618)		$137,226,996

SHORT-TERM INVESTMENTS - 3.47%
Repurchase Agreement - 3.47%
Barclay’s Capital Tri-Party Repurchase Agreement dated 06/30/2011 at 0.030% to be repurchased at $21,500,018 on 07/01/2011, collateralized by $3,641,792 Federal Home Loan Banks, 0.116% due 12/27/2012 (valued at $3,641,792, including interest) and $18,291,352 Federal Home Loan Mortgage Corporation, 0.140% due 05/06/2013 (valued at $18,293,060, including interest)	$21,500,000	$21,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $21,500,000)		$21,500,000
Total Investments (Small Cap Value Trust)
(Cost $605,890,258) - 122.02%		$756,723,455
Other assets and liabilities, net - (22.02%)		(136,567,346)
TOTAL NET ASSETS - 100.00%		$620,156,109

Small Company Growth Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.86%
Consumer Discretionary - 17.94%
Auto Components - 1.89%
Tenneco, Inc. (I)	19,350	$852,755
TRWAutomotive Holdings Corp. (I)	21,213	1,252,203
		2,104,958
Distributors - 0.67%
Pool Corp. (L)	25,046	746,621
Diversified Consumer Services - 1.35%
Weight Watchers International, Inc.	19,859	1,498,759
Hotels, Restaurants & Leisure - 5.38%
Buffalo Wild Wings, Inc. (I)	13,171	873,369
Choice Hotels International, Inc. (L)	17,360	579,130
Darden Restaurants, Inc.	14,612	727,093
Jack in the Box, Inc. (I)	30,447	693,583
Life Time Fitness, Inc. (I)	20,807	830,407
P.F. Chang’s China Bistro, Inc. (L)	19,371	779,489
Penn National Gaming, Inc. (I)(L)	25,444	1,026,411
WMS Industries, Inc. (I)	15,627	480,061
		5,989,543

The accompanying notes are an integral part of the financial statements.

185

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media - 0.81%
DreamWorks Animation SKG, Inc. (I)	16,219	$326,002
National CineMedia, Inc.	34,417	581,991
		907,993
Specialty Retail - 6.41%
Dick’s Sporting Goods, Inc. (I)	21,581	829,789
DSW, Inc., Class A (I)(L)	19,453	984,516
Foot Locker, Inc.	40,199	955,128
Group 1 Automotive, Inc.	20,672	851,273
Tractor Supply Company	19,913	1,331,781
Vitamin Shoppe, Inc. (I)	24,887	1,138,829
Williams-Sonoma, Inc.	28,490	1,039,600
		7,130,916
Textiles, Apparel & Luxury Goods - 1.43%
Maidenform Brands, Inc. (I)(L)	22,539	623,429
Steven Madden, Ltd. (I)	25,697	963,894
		1,587,323
		19,966,113
Consumer Staples - 2.50%
Food Products - 1.74%
B&G Foods, Inc.	28,156	580,577
Diamond Foods, Inc. (L)	13,059	996,924
Lancaster Colony Corp.	5,953	362,061
		1,939,562
Personal Products - 0.76%
Nu Skin Enterprises, Inc., Class A	22,445	842,810
		2,782,372
Energy - 8.15%
Energy Equipment & Services - 3.87%
Dresser-Rand Group, Inc. (I)	17,268	928,155
Dril-Quip, Inc. (I)	10,376	703,804
FMC Technologies, Inc. (I)	17,798	797,172
Lufkin Industries, Inc.	10,742	924,349
Patterson-UTI Energy, Inc.	30,042	949,628
		4,303,108
Oil, Gas & Consumable Fuels - 4.28%
Bill Barrett Corp. (I)	17,001	787,996
Carrizo Oil & Gas, Inc. (I)(L)	22,027	919,627
Frontier Oil Corp.	43,508	1,405,743
James River Coal Company (I)(L)	29,965	623,871
SandRidge Energy, Inc. (I)(L)	96,725	1,031,089
		4,768,326
		9,071,434
Financials - 5.37%
Capital Markets - 1.69%
Affiliated Managers Group, Inc. (I)	8,728	885,456
Greenhill & Company, Inc. (L)	9,023	485,618
Stifel Financial Corp. (I)	14,291	512,475
		1,883,549
Commercial Banks - 2.06%
City National Corp.	11,533	625,665
Huntington Bancshares, Inc.	101,580	666,365
SVB Financial Group (I)(L)	16,655	994,470
		2,286,500
Insurance - 1.25%
Brown & Brown, Inc.	20,365	522,566
ProAssurance Corp. (I)	12,424	869,680
		1,392,246
Real Estate Investment Trusts - 0.37%
Colonial Properties Trust	19,990	$407,796
		5,970,091
Health Care - 15.73%
Biotechnology - 1.85%
Acorda Therapeutics, Inc. (I)	19,862	641,741
BioMarin Pharmaceutical, Inc. (I)(L)	29,746	809,389
United Therapeutics Corp. (I)	10,918	601,582
		2,052,712
Health Care Equipment & Supplies - 3.71%
Insulet Corp. (I)(L)	28,425	630,182
Masimo Corp. (L)	25,831	766,664
Meridian Bioscience, Inc. (L)	25,913	624,762
Sirona Dental Systems, Inc. (I)	17,540	931,374
Zoll Medical Corp. (I)	20,656	1,170,369
		4,123,351
Health Care Providers & Services - 3.50%
Centene Corp. (I)	4,247	150,896
Chemed Corp.	14,318	938,115
Health Management
Associates, Inc., Class A (I)	70,998	765,358
MEDNAX, Inc. (I)	10,662	769,690
PSS World Medical, Inc. (I)(L)	27,340	765,793
VCA Antech, Inc. (I)(L)	23,817	504,920
		3,894,772
Health Care Technology - 1.54%
Allscripts Healthcare Solutions, Inc. (I)	43,051	836,050
Quality Systems, Inc.	10,087	880,595
		1,716,645
Life Sciences Tools & Services - 2.66%
Bruker Corp. (I)	40,899	832,704
Parexel International Corp. (I)	26,810	631,644
PerkinElmer, Inc.	27,418	737,818
Techne Corp.	9,081	757,083
		2,959,249
Pharmaceuticals - 2.47%
Medicis Pharmaceutical Corp., Class A	24,787	946,120
Perrigo Company	10,837	952,247
Salix Pharmaceuticals, Ltd. (I)	21,396	852,203
		2,750,570
		17,497,299
Industrials - 14.94%
Aerospace & Defense - 2.51%
Hexcel Corp. (I)	36,756	804,589
TransDigm Group, Inc. (I)	21,823	1,990,043
		2,794,632
Air Freight & Logistics - 1.59%
Forward Air Corp.	24,990	844,412
HUB Group, Inc., Class A (I)	24,580	925,683
		1,770,095
Commercial Services & Supplies - 1.46%
Corrections Corp. of America (I)	34,399	744,738
Fuel Tech, Inc. (I)(L)	33,293	220,733
Tetra Tech, Inc. (I)	29,484	663,390
		1,628,861
Electrical Equipment - 1.40%
General Cable Corp. (I)	18,592	791,647

The accompanying notes are an integral part of the financial statements.

186

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Thomas & Betts Corp. (I)	14,279	$768,924
		1,560,571
Machinery - 5.07%
Crane Company	17,681	873,618
Kennametal, Inc.	19,038	803,594
Lincoln Electric Holdings, Inc.	22,124	793,145
Lindsay Corp.	9,367	644,450
Meritor, Inc. (I)	46,819	750,977
Terex Corp. (I)	24,326	692,075
Wabtec Corp.	16,451	1,081,160
		5,639,019
Professional Services - 0.92%
CoStar Group, Inc. (I)	17,271	1,023,825
Road & Rail - 0.71%
Knight Transportation, Inc.	46,446	789,118
Trading Companies & Distributors - 1.28%
Watsco, Inc. (L)	9,217	626,664
WESCO International, Inc. (I)(L)	14,640	791,878
		1,418,542
		16,624,663
Information Technology - 26.29%
Communications Equipment - 3.46%
Ciena Corp. (I)	31,494	578,860
Finisar Corp. (I)(L)	34,365	619,601
Harmonic, Inc. (I)(L)	72,748	525,968
Netgear, Inc. (I)	22,593	987,766
Polycom, Inc. (I)	17,732	1,140,168
		3,852,363
Electronic Equipment, Instruments & Components - 1.58%
Coherent, Inc. (I)	15,672	866,191
Littelfuse, Inc.	15,112	887,377
		1,753,568
Internet Software & Services - 2.72%
Open Text Corp. (I)(L)	14,207	909,532
ValueClick, Inc. (I)	54,559	905,679
VistaPrint NV (I)(L)	12,715	608,413
WebMD Health Corp. (I)(L)	13,205	601,884
		3,025,508
IT Services - 1.36%
Alliance Data Systems Corp. (I)(L)	9,114	857,354
Global Payments, Inc.	12,809	653,259
		1,510,613
Semiconductors & Semiconductor Equipment - 6.48%
Cymer, Inc. (I)	16,272	805,627
Hittite Microwave Corp. (I)	14,939	924,873
Microsemi Corp. (I)	43,707	895,994
ON Semiconductor Corp. (I)	72,291	756,887
Power Integrations, Inc. (L)	15,261	586,480
Semtech Corp. (I)	32,118	878,106
Teradyne, Inc. (I)(L)	56,600	837,680
Veeco Instruments, Inc. (I)(L)	16,538	800,605
Volterra Semiconductor Corp. (I)(L)	29,493	727,297
		7,213,549
Software - 10.69%
ANSYS, Inc. (I)	14,391	786,756
Aspen Technology, Inc. (I)	57,872	994,241
BroadSoft, Inc. (I)(L)	14,397	548,958
CommVault Systems, Inc. (I)	25,669	1,140,987
Fair Isaac Corp.	24,516	$740,383
Informatica Corp. (I)	26,774	1,564,405
Lawson Software, Inc. (I)	25,145	282,127
Manhattan Associates, Inc. (I)	23,885	822,599
MICROS Systems, Inc. (I)	18,558	922,518
NICE Systems, Ltd., ADR (I)	23,726	862,677
Parametric Technology Corp. (I)	30,655	702,919
Quest Software, Inc. (I)	34,876	792,731
SolarWinds, Inc. (I)(L)	35,109	917,749
Websense, Inc. (I)	31,368	814,627
		11,893,677
		29,249,278
Materials - 5.35%
Chemicals - 3.16%
Intrepid Potash, Inc. (I)(L)	22,948	745,810
Olin Corp.	39,600	897,336
Rockwood Holdings, Inc. (I)	19,438	1,074,727
Solutia, Inc. (I)	34,909	797,671
		3,515,544
Containers & Packaging - 0.80%
Greif, Inc., Class A	13,735	893,187
Metals & Mining - 1.39%
Allied Nevada Gold Corp. (I)	8,203	290,140
Carpenter Technology Corp.	16,760	966,717
Detour Gold Corp. (I)	9,756	282,731
		1,539,588
		5,948,319
Telecommunication Services - 0.84%
Wireless Telecommunication Services - 0.84%
SBA Communications Corp., Class A (I)	24,638	940,925
Utilities - 0.75%
Electric Utilities - 0.75%
ITC Holdings Corp.	11,584	831,384
TOTAL COMMON STOCKS (Cost $77,913,693)		$108,881,878

SECURITIES LENDING COLLATERAL - 13.89%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	1,544,033	15,452,530
TOTAL SECURITIES LENDING
COLLATERAL (Cost $15,451,961)		$15,452,530

SHORT-TERM INVESTMENTS - 1.20%
Money Market Funds - 1.20%
State Street Institutional Liquid Reserves
Fund, 0.1511% (Y)	$1,334,369	$1,334,369
TOTAL SHORT-TERM INVESTMENTS (Cost $1,334,369)		$1,334,369
Total Investments (Small Company Growth Trust)
(Cost $94,700,023) - 112.95%		$125,668,777
Other assets and liabilities, net - (12.95%)		(14,411,179)
TOTAL NET ASSETS - 100.00%		$111,257,598

The accompanying notes are an integral part of the financial statements.

187

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.14%
Consumer Discretionary - 11.43%
Auto Components - 0.78%
Drew Industries, Inc. (L)	130,200	$3,218,544
Automobiles - 0.39%
Winnebago Industries, Inc. (I)(L)	165,500	1,598,730
Distributors - 0.76%
Pool Corp. (L)	105,700	3,150,917
Diversified Consumer Services - 1.04%
Matthews International Corp., Class A	108,000	4,336,200
Hotels, Restaurants & Leisure - 0.65%
Orient Express Hotels, Ltd., Class A (I)(L)	251,700	2,705,775
Household Durables - 1.62%
CSS Industries, Inc.	80,500	1,684,865
Ethan Allen Interiors, Inc. (L)	49,800	1,060,242
M/I Homes, Inc. (I)(L)	72,200	885,172
Meritage Homes Corp. (I)(L)	118,200	2,666,592
Stanley Furniture Company, Inc. (I)	105,500	442,045
		6,738,916
Leisure Equipment & Products - 0.25%
Brunswick Corp. (L)	51,700	1,054,680
Media - 0.97%
Ascent Media Corp., Class A (I)	45,700	2,420,729
Saga Communications, Inc., Class A (I)	43,000	1,591,000
		4,011,729
Multiline Retail - 0.43%
Fred’s, Inc., Class A (L)	124,000	1,789,320
Specialty Retail - 4.35%
Aaron’s, Inc. (L)	334,650	9,457,209
Haverty Furniture Companies, Inc.	149,400	1,719,594
MarineMax, Inc. (I)(L)	130,500	1,143,180
Stein Mart, Inc.	237,800	2,292,392
The Men’s Wearhouse, Inc.	103,500	3,487,950
		18,100,325
Textiles, Apparel & Luxury Goods - 0.19%
Culp, Inc. (I)	85,000	798,150
		47,503,286
Consumer Staples - 0.87%
Food & Staples Retailing - 0.64%
Nash Finch Company	67,911	2,431,893
Pricesmart, Inc. (L)	4,200	215,166
		2,647,059
Tobacco - 0.23%
Alliance One International, Inc. (I)(L)	296,513	957,737
		3,604,796
Energy - 6.49%
Energy Equipment & Services - 2.85%
Atwood Oceanics, Inc. (I)	46,100	2,034,393
CARBO Ceramics, Inc. (L)	34,200	5,572,890
Hercules Offshore, Inc. (I)(L)	149,400	823,194
Tetra Technologies, Inc. (I)(L)	210,000	2,673,300
Union Drilling, Inc. (I)	71,500	735,735
		11,839,512
Oil, Gas & Consumable Fuels - 3.64%
Cloud Peak Energy, Inc. (I)	99,300	2,115,090
Forest Oil Corp. (I)	73,700	1,968,527
Northern Oil and Gas, Inc. (I)(L)	148,200	3,282,630
Oasis Petroleum, Inc. (I)	150,100	4,454,968
Overseas Shipholding Group, Inc. (L)	30,000	808,200
Penn Virginia Corp. (L)	190,300	$2,513,863
		15,143,278
		26,982,790
Financials - 20.31%
Capital Markets - 3.36%
Ares Capital Corp.	286,500	4,604,055
Hercules Technology Growth Capital, Inc.	189,700	1,995,644
JMP Group, Inc.	94,200	662,226
Kohlberg Capital Corp.	167,634	1,332,690
Piper Jaffray Companies (I)(L)	36,300	1,045,803
Safeguard Scientifics, Inc. (I)	70,000	1,321,600
Stifel Financial Corp. (I)(L)	83,250	2,985,345
		13,947,363
Commercial Banks - 5.12%
Columbia Banking System, Inc. (L)	68,000	1,170,960
East West Bancorp, Inc.	125,170	2,529,686
Glacier Bancorp, Inc. (L)	186,559	2,514,815
Home Bancshares, Inc.	121,500	2,872,260
Signature Bank (I)(L)	51,300	2,934,360
SVB Financial Group (I)(L)	100,300	5,988,913
Wintrust Financial Corp. (L)	102,400	3,295,232
		21,306,226
Diversified Financial Services - 0.57%
Compass Diversified Holdings (L)	143,100	2,359,719
Insurance - 4.05%
Alterra Capital Holdings, Ltd.	122,100	2,722,830
Employers Holdings, Inc. (L)	67,400	1,130,298
Fortegra Financial Corp. (I)	39,300	308,112
Markel Corp. (I)(L)	6,170	2,448,318
National Interstate Corp.	114,000	2,610,600
ProAssurance Corp. (I)(L)	108,800	7,616,000
		16,836,158
Real Estate Investment Trusts - 7.05%
Acadia Realty Trust (L)	78,000	1,585,740
CBL & Associates Properties, Inc. (L)	330,100	5,984,713
Cedar Shopping Centers, Inc. (L)	151,200	778,680
First Potomac Realty Trust	169,300	2,591,983
Hatteras Financial Corp.	75,600	2,134,188
Kilroy Realty Corp. (L)	115,000	4,541,350
LaSalle Hotel Properties (L)	138,300	3,642,822
Potlatch Corp. (L)	81,800	2,885,086
Redwood Trust, Inc. (L)	132,200	1,998,864
Saul Centers, Inc.	19,900	783,463
Washington Real Estate Investment Trust	73,900	2,403,228
		29,330,117
Thrifts & Mortgage Finance - 0.16%
Radian Group, Inc. (L)	155,500	657,765
		84,437,348
Health Care - 5.83%
Biotechnology - 0.49%
Exelixis, Inc. (I)	224,900	2,015,104
Health Care Equipment & Supplies - 1.97%
Analogic Corp. (L)	33,825	1,778,857
Angiodynamics, Inc. (I)	95,600	1,360,388
Quidel Corp. (I)(L)	100,700	1,525,605
West Pharmaceutical Services, Inc. (L)	81,000	3,544,560
		8,209,410

The accompanying notes are an integral part of the financial statements.

188

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services - 3.37%
Landauer, Inc.	33,750	$2,078,663
National Healthcare Corp.	60,700	3,008,899
Owens & Minor, Inc. (L)	201,950	6,965,256
Triple-S Management Corp., Class B (I)	90,200	1,960,046
		14,012,864
		24,237,378
Industrials - 25.50%
Aerospace & Defense - 0.23%
Kratos Defense & Security Solutions, Inc. (I)	78,600	955,776
Air Freight & Logistics - 0.77%
UTi Worldwide, Inc. (L)	163,000	3,209,470
Airlines - 1.34%
Alaska Air Group, Inc. (I)	81,200	5,558,952
Building Products - 1.49%
Ameron International Corp. (L)	41,200	2,706,016
Gibraltar Industries, Inc. (I)	159,000	1,799,880
Universal Forest Products, Inc. (L)	70,600	1,691,576
		6,197,472
Commercial Services & Supplies - 3.35%
G&K Services, Inc., Class A	88,100	2,983,066
McGrath Rentcorp	166,200	4,666,896
Mine Safety Appliances Company	58,200	2,173,188
Waste Connections, Inc. (L)	129,200	4,099,516
		13,922,666
Construction & Engineering - 1.21%
Comfort Systems USA, Inc.	126,774	1,345,072
Insituform Technologies, Inc., Class A (I)(L)	149,500	3,135,015
Sterling Construction Company, Inc. (I)	40,200	553,554
		5,033,641
Electrical Equipment - 2.03%
Belden, Inc.	96,947	3,379,572
Franklin Electric Company, Inc.	25,900	1,216,005
Woodward, Inc.	110,900	3,865,974
		8,461,551
Machinery - 5.98%
Astec Industries, Inc. (I)(L)	45,600	1,686,288
Cascade Corp.	45,500	2,164,435
CIRCOR International, Inc.	62,200	2,664,026
IDEX Corp.	99,800	4,575,830
Nordson Corp.	152,500	8,364,625
Robbins & Myers, Inc.	102,300	5,406,555
		24,861,759
Marine - 1.65%
Kirby Corp. (I)(L)	121,006	6,857,410
Professional Services - 1.69%
FTI Consulting, Inc. (I)(L)	54,000	2,048,760
Navigant Consulting Company (I)	174,800	1,833,652
On Assignment, Inc. (I)	238,600	2,345,438
The Dolan Company (I)(L)	97,000	821,590
		7,049,440
Road & Rail - 3.66%
Genesee & Wyoming, Inc., Class A (I)(L)	122,400	7,177,536
Landstar System, Inc. (L)	172,900	8,036,392
		15,213,928
Trading Companies & Distributors - 2.10%
Beacon Roofing Supply, Inc. (I)(L)	278,100	6,346,242
Kaman Corp., Class A (L)	66,800	$2,369,396
		8,715,638
		106,037,703
Information Technology - 10.32%
Communications Equipment - 1.01%
Ixia (I)(L)	205,000	2,624,000
Sonus Networks, Inc. (I)(L)	488,200	1,581,768
		4,205,768
Computers & Peripherals - 0.24%
Xyratex, Ltd. (I)	95,900	983,934
Electronic Equipment, Instruments & Components - 3.84%
Cognex Corp.	37,400	1,325,082
Electro Rent Corp.	188,000	3,218,560
Electro Scientific Industries, Inc. (I)(L)	75,900	1,464,870
Littelfuse, Inc.	69,700	4,092,784
Methode Electronics, Inc.	69,900	811,539
Newport Corp. (I)	119,000	2,162,230
SYNNEX Corp. (I)(L)	91,900	2,913,230
		15,988,295
IT Services - 0.11%
StarTek, Inc. (I)	130,000	448,500
Semiconductors & Semiconductor Equipment - 3.15%
Advanced Energy Industries, Inc. (I)(L)	153,500	2,270,265
ATMI, Inc. (I)	71,500	1,460,745
Brooks Automation, Inc. (I)(L)	146,500	1,590,990
Cabot Microelectronics Corp. (I)	41,000	1,905,270
Cymer, Inc. (I)(L)	63,800	3,158,738
Teradyne, Inc. (I)(L)	184,900	2,736,520
		13,122,528
Software - 1.97%
Accelrys, Inc. (I)	104,304	741,601
Progress Software Corp. (I)	187,900	4,534,027
Websense, Inc. (I)(L)	111,675	2,900,200
		8,175,828
		42,924,853
Materials - 10.74%
Chemicals - 2.92%
American Vanguard Corp. (L)	128,000	1,660,160
Arch Chemicals, Inc.	90,800	3,127,152
Innospec, Inc. (I)	155,000	5,209,550
Minerals Technologies, Inc.	32,400	2,147,796
		12,144,658
Containers & Packaging - 1.95%
AptarGroup, Inc.	117,300	6,139,482
Myers Industries, Inc.	189,000	1,942,920
		8,082,402
Metals & Mining - 4.13%
AMCOL International Corp. (L)	71,200	2,716,992
Carpenter Technology Corp. (L)	82,700	4,770,136
Franco-Nevada Corp.	79,000	2,948,831
North American Palladium, Ltd. (I)(L)	193,900	794,990
Royal Gold, Inc. (L)	53,974	3,161,257
Schnitzer Steel Industries, Inc.	17,200	990,720
Sims Metal Management, Ltd., ADR (L)	94,500	1,794,555
		17,177,481
Paper & Forest Products - 1.74%
Clearwater Paper Corp. (I)	43,900	2,997,492

The accompanying notes are an integral part of the financial statements.

189

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products (continued)
Deltic Timber Corp.	57,000	$3,060,330
Wausau Paper Corp. (L)	175,400	1,182,196
		7,240,018
		44,644,559
Telecommunication Services - 0.41%
Diversified Telecommunication Services - 0.41%
Premiere Global Services, Inc. (I)	215,600	1,720,488
Utilities - 4.24%
Electric Utilities - 2.23%
Cleco Corp.	113,500	3,955,475
El Paso Electric Company (L)	145,500	4,699,649
The Empire District Electric Company (L)	33,100	637,506
		9,292,630
Gas Utilities - 0.72%
Southwest Gas Corp. (L)	77,100	2,976,831
Multi-Utilities - 1.29%
Black Hills Corp. (L)	53,700	1,615,833
NorthWestern Corp.	68,200	2,258,102
Vectren Corp. (L)	54,000	1,504,440
		5,378,375
		17,647,836
TOTAL COMMON STOCKS (Cost $314,671,138)		$399,741,037

PREFERRED SECURITIES - 1.32%
Assured Guaranty, Ltd., 8.500%	27,500	1,835,213
East West Bancorp., Inc., Series A, 8.000%	2,500	3,662,550
TOTAL PREFERRED SECURITIES (Cost $3,846,686)		$5,497,763

INVESTMENT COMPANIES - 0.49%
First Opportunity Fund, Inc. (I)	135,800	977,760
iShares Russell 2000 Value Index Fund (L)	14,300	1,049,763
TOTAL INVESTMENT COMPANIES (Cost $2,517,012)		$2,027,523

SECURITIES LENDING COLLATERAL - 26.74%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	11,110,648	111,194,257
TOTAL SECURITIES LENDING
COLLATERAL (Cost $111,188,067)		$111,194,257

SHORT-TERM INVESTMENTS - 1.80%

MONEY MARKET FUNDS - 1.80%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	$450,000	$450,000
T.Rowe Price Prime Reserve
Fund, 0.1301% (Y)	7,013,805	7,013,805
		7,463,805
TOTAL SHORT-TERM INVESTMENTS (Cost $7,463,805)		$7,463,805
Total Investments (Small Company Value Trust)
(Cost $439,686,708) - 126.49%		$525,924,385
Other assets and liabilities, net - (26.49%)		(110,151,538)
TOTAL NET ASSETS - 100.00%		$415,772,847

Smaller Company Growth Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.38%
Consumer Discretionary - 12.42%
Auto Components - 0.50%
American Axle &
Manufacturing Holdings, Inc. (I)	2,548	$28,996
Exide Technologies (I)	3,913	29,895
Federal-Mogul Corp. (I)	515	11,758
Fuel Systems Solutions, Inc. (I)	992	24,751
Gentex Corp. (L)	8,474	256,169
Modine Manufacturing Company (I)	1,529	23,501
Stoneridge, Inc. (I)	1,469	21,653
Tenneco, Inc. (I)	19,234	847,642
Tower International, Inc. (I)	398	7,041
Wonder Auto Technology, Inc. (I)(L)	715	3,875
		1,255,281
Automobiles - 0.93%
Harley-Davidson, Inc.	53,350	2,185,749
Tesla Motors, Inc. (I)(L)	2,552	74,340
Thor Industries, Inc.	2,656	76,599
Winnebago Industries, Inc. (I)	866	8,366
		2,345,054
Distributors - 0.86%
LKQ Corp. (I)	80,020	2,087,722
Pool Corp. (L)	2,956	88,118
		2,175,840
Diversified Consumer Services - 0.96%
American Public Education, Inc. (I)	1,107	49,273
Archipelago Learning, Inc. (I)	549	5,413
Bridgepoint Education, Inc. (I)(L)	1,242	31,050
Capella Education Company (I)(L)	921	38,544
Coinstar, Inc. (I)(L)	1,798	98,063
Education Management Corp. (I)(L)	1,310	31,361
Grand Canyon Education, Inc. (I)	2,041	28,941
Hillenbrand, Inc.	29,072	687,553
K12, Inc. (I)	1,482	49,113
Matthews International Corp., Class A	1,760	70,664
Pre-Paid Legal Services, Inc. (I)(L)	377	25,067
Sotheby’s	4,007	174,305
Steiner Leisure, Ltd. (I)	10,486	479,000
Strayer Education, Inc. (L)	5,043	637,385
Universal Technical Institute, Inc.	1,304	25,780
		2,431,512
Hotels, Restaurants & Leisure - 1.12%
AFC Enterprises, Inc. (I)	1,523	25,053
Bally Technologies, Inc. (I)(L)	3,166	128,793
Biglari Holdings, Inc. (I)	27	10,558
BJ’s Restaurants, Inc. (I)	1,457	76,289
Bravo Brio Restaurant Group, Inc. (I)	916	22,378
Buffalo Wild Wings, Inc. (I)	1,084	71,880
California Pizza Kitchen, Inc. (I)	1,389	25,655
Caribou Coffee Company, Inc. (I)	28,757	380,743
CEC Entertainment, Inc.	1,209	48,493
Choice Hotels International, Inc.	886	29,557
Denny’s Corp. (I)	5,633	21,856
DineEquity, Inc. (I)	456	23,835
Domino’s Pizza, Inc. (I)	31,415	792,915
Gaylord Entertainment Company (I)	2,148	64,440
Interval Leisure Group, Inc. (I)	2,376	32,527
Isle of Capri Casinos, Inc. (I)	1,250	11,062
Krispy Kreme Doughnuts, Inc. (I)	3,614	34,369
Life Time Fitness, Inc. (I)	2,246	89,638
P.F. Chang’s China Bistro, Inc. (L)	1,358	54,646
Panera Bread Company, Class A (I)	1,789	224,806
Papa John’s International, Inc. (I)	1,221	40,610

The accompanying notes are an integral part of the financial statements.

190

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Peet’s Coffee & Tea, Inc. (I)(L)	777	$44,833
Pinnacle Entertainment, Inc. (I)	1,841	27,431
Shuffle Master, Inc. (I)	3,213	30,058
Six Flags Entertainment Corp.	2,650	99,242
Sonic Corp. (I)	3,483	37,024
Texas Roadhouse, Inc., Class A	3,878	68,001
The Cheesecake Factory, Inc. (I)(L)	3,386	106,219
Vail Resorts, Inc.	2,140	98,911
WMS Industries, Inc. (I)	3,426	105,247
		2,827,069
Household Durables - 0.18%
Beazer Homes USA, Inc. (I)(L)	1,590	5,390
Blyth, Inc.	318	16,011
Ethan Allen Interiors, Inc.	1,538	32,744
Furniture Brands International, Inc. (I)	1,472	6,094
Hovnanian Enterprises, Inc., Class A (I)(L)	2,473	5,960
iRobot Corp. (I)	1,394	49,194
Libbey, Inc. (I)	1,170	18,977
Ryland Group, Inc.	920	15,208
Sealy Corp. (I)	1,455	3,681
Tempur-Pedic International, Inc. (I)	4,091	277,452
Universal Electronics, Inc. (I)	796	20,107
		450,818
Internet & Catalog Retail - 0.27%
Blue Nile, Inc. (I)(L)	867	38,131
HSN, Inc. (I)	2,416	79,535
Orbitz Worldwide, Inc. (I)	1,218	3,033
Overstock.com, Inc. (I)	968	14,733
PetMed Express, Inc.	469	5,557
Shutterfly, Inc. (I)	3,523	202,290
US Auto Parts Network, Inc. (I)	42,280	323,865
Vitacost.com, Inc. (I)	1,057	5,116
		672,260
Leisure Equipment & Products - 0.15%
Brunswick Corp.	2,513	51,265
Eastman Kodak Co. (I)(L)	15,992	57,251
Leapfrog Enterprises, Inc. (I)(L)	2,600	10,972
Marine Products Corp. (I)	232	1,559
Polaris Industries, Inc.	1,915	212,891
Smith & Wesson Holding Corp. (I)	3,404	10,212
Sturm Ruger & Company, Inc.	1,112	24,409
		368,559
Media - 0.27%
Arbitron, Inc.	1,610	66,541
John Wiley & Sons, Inc.	2,740	142,507
Knology, Inc. (I)	1,876	27,859
Lions Gate Entertainment Corp. (I)	1,850	12,247
Live Nation Entertainment, Inc. (I)	8,644	99,147
Martha Stewart Living
Omnimedia, Inc., Class A (I)(L)	1,710	7,421
Morningstar, Inc.	1,486	90,319
National CineMedia, Inc.	1,635	27,648
ReachLocal, Inc. (I)	498	10,373
The Madison Square Garden, Inc., Class A (I)	3,332	91,730
Valassis Communications, Inc. (I)	2,953	89,476
Warner Music Group Corp. (I)	3,226	26,518
		691,786
Multiline Retail - 0.75%
99 Cents Only Stores (I)	2,917	59,040
Big Lots, Inc. (I)	4,489	148,810
Gordmans Stores, Inc. (I)	334	5,808
Kohl’s Corp.	32,810	$1,640,828
Saks, Inc. (I)(L)	2,345	26,194
		1,880,680
Specialty Retail - 4.58%
Aaron’s, Inc.	4,528	127,961
Aeropostale, Inc. (I)	5,232	91,560
Americas Car-Mart, Inc. (I)	200	6,600
ANN, Inc. (I)	3,448	89,993
Asbury Automotive Group, Inc. (I)	1,142	21,161
Ascena Retail Group, Inc. (I)	13,091	445,748
Bebe Stores, Inc.	2,249	13,741
Body Central Corp. (I)	646	15,200
Casual Male Retail Group, Inc. (I)	108,125	448,719
Charming Shoppes, Inc. (I)	2,404	10,001
Chico’s FAS, Inc.	142,673	2,172,910
Citi Trends, Inc. (I)	882	13,300
Coldwater Creek, Inc. (I)	3,847	5,386
DSW, Inc., Class A (I)	557	28,190
Express, Inc.	15,013	327,283
Genesco, Inc. (I)	15,826	824,535
hhgregg, Inc. (I)	590	7,906
Hibbett Sports, Inc. (I)(L)	15,659	637,478
HOT Topic, Inc.	1,638	12,187
JOS A Bank Clothiers, Inc. (I)(L)	12,492	624,725
Kirkland’s, Inc. (I)	947	11,383
Lithia Motors, Inc., Class A	14,866	291,820
Lumber Liquidators Holdings, Inc. (I)(L)	1,478	37,541
Monro Muffler Brake, Inc.	14,880	554,875
New York & Company, Inc. (I)	1,044	5,168
OfficeMax, Inc. (I)	2,529	19,853
Penske Automotive Group, Inc. (L)	963	21,899
PEP Boys - Manny, Moe & Jack (L)	42,274	462,055
Pier 1 Imports, Inc. (I)	62,168	719,284
Rent-A-Center, Inc.	19,500	595,920
Rue21, Inc. (I)	940	30,550
Sally Beauty Holdings, Inc. (I)(L)	5,993	102,480
Select Comfort Corp. (I)	2,968	53,365
Signet Jewelers, Ltd. (I)	5,100	238,731
The Buckle, Inc. (L)	17,464	745,713
The Children’s Place Retail Stores, Inc. (I)(L)	14,393	640,344
The Finish Line, Inc., Class A	26,890	575,446
The Wet Seal, Inc., Class A (I)	5,954	26,614
Ulta Salon Cosmetics & Fragrance, Inc. (I)	6,015	388,449
Vitamin Shoppe, Inc. (I)	1,532	70,104
Zumiez, Inc. (I)(L)	1,277	31,887
		11,548,065
Textiles, Apparel & Luxury Goods - 1.85%
Carter’s, Inc. (I)	1,709	52,569
CROCS, Inc. (I)	33,125	852,969
Deckers Outdoor Corp. (I)	2,292	202,017
G-III Apparel Group, Ltd. (I)	976	33,652
Hanesbrands, Inc. (I)	3,726	106,377
Iconix Brand Group, Inc. (I)(L)	26,511	641,566
K-Swiss, Inc., Class A (I)	1,057	11,236
Liz Claiborne, Inc. (I)(L)	5,624	30,088
Maidenform Brands, Inc. (I)	1,389	38,420
Peace Mark Holdings, Ltd. (I)	464,000	0
Perry Ellis International, Inc. (I)(L)	14,758	372,640
Steven Madden, Ltd. (I)	19,720	739,697
The Timberland Company, Class A (I)	2,376	102,097
The Warnaco Group, Inc. (I)	12,291	642,205
True Religion Apparel, Inc. (I)	1,432	41,643
Under Armour, Inc., Class A (I)(L)	2,185	168,922

The accompanying notes are an integral part of the financial statements.

191

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Vera Bradley, Inc. (I)	1,084	$41,409
Wolverine World Wide, Inc.	14,150	590,762
		4,668,269
		31,315,193
Consumer Staples - 1.51%
Beverages - 0.04%
Boston Beer Company, Inc. (I)	552	49,459
Coca-Cola Bottling Company Consolidated	193	13,059
Heckmann Corp. (I)	5,505	33,250
National Beverage Corp.	686	10,050
		105,818
Food & Staples Retailing - 0.40%
BJ’s Wholesale Club, Inc. (I)	2,111	106,289
Casey’s General Stores, Inc.	2,256	99,264
Pricesmart, Inc.	12,218	625,928
Rite Aid Corp. (I)	39,712	52,817
Susser Holdings Corp. (I)	336	5,282
United Natural Foods, Inc. (I)	2,723	116,190
		1,005,770
Food Products - 0.80%
Alico, Inc.	77	1,973
Calavo Growers, Inc.	350	7,371
Darling International, Inc. (I)	6,944	122,909
Diamond Foods, Inc. (L)	1,307	99,776
J & J Snack Foods Corp.	884	44,067
Pilgrim’s Pride Corp. (I)	1,115	6,032
Sanderson Farms, Inc. (L)	14,210	678,954
Smart Balance, Inc. (I)	3,569	18,487
The Hain Celestial Group, Inc. (I)(L)	17,727	591,373
Tootsie Roll Industries, Inc. (L)	391	11,441
TreeHouse Foods, Inc. (I)	7,935	433,330
		2,015,713
Personal Products - 0.26%
Elizabeth Arden, Inc. (I)	727	21,105
Inter Parfums, Inc. (L)	20,362	468,937
Medifast, Inc. (I)	826	19,601
Nu Skin Enterprises, Inc., Class A	3,309	124,253
USANA Health Sciences, Inc. (I)(L)	475	14,858
		648,754
Tobacco - 0.01%
Alliance One International, Inc. (I)(L)	1,722	5,562
Star Scientific, Inc. (I)(L)	3,189	14,350
		19,912
		3,795,967
Energy - 7.79%
Energy Equipment & Services - 1.73%
Atwood Oceanics, Inc. (I)	1,730	76,345
Basic Energy Services, Inc. (I)	1,361	42,831
CARBO Ceramics, Inc.	1,171	190,814
Complete Production Services, Inc. (I)	3,740	124,766
Dawson Geophysical Company (I)(L)	11,048	377,289
Dril-Quip, Inc. (I)	1,906	129,284
Exterran Holdings, Inc. (I)	3,572	70,833
Global Geophysical Services, Inc. (I)	1,075	19,135
Helix Energy Solutions Group, Inc. (I)	12,337	204,301
ION Geophysical Corp. (I)	3,641	34,444
Key Energy Services, Inc. (I)	39,605	712,890
Lufkin Industries, Inc.	1,788	153,857
Matrix Service Company (I)	1,571	21,020
Newpark Resources, Inc. (I)(L)	64,676	$586,611
North American Energy Partners, Inc. (I)	47,210	361,629
Oil States International, Inc. (I)	1,059	84,625
OYO Geospace Corp. (I)	7,962	796,200
Pioneer Drilling Company (I)	2,904	44,257
RPC, Inc. (L)	2,643	64,859
Superior Energy Services, Inc. (I)	4,692	174,261
Tesco Corp. (I)	1,913	37,131
Tetra Technologies, Inc. (I)	1,586	20,190
Willbros Group, Inc. (I)	2,423	20,692
		4,348,264
Oil, Gas & Consumable Fuels - 6.06%
Abraxas Petroleum Corp. (I)(L)	120,473	461,412
Alon USA Energy, Inc.	644	7,258
Approach Resources, Inc. (I)	1,217	27,589
ATP Oil & Gas Corp. (I)(L)	959	14,682
Berry Petroleum Company, Class A	1,377	73,160
Bill Barrett Corp. (I)	1,394	64,612
BPZ Resources, Inc. (I)(L)	5,496	18,027
Brigham Exploration Company (I)(L)	6,952	208,073
Carrizo Oil & Gas, Inc. (I)(L)	89,541	3,738,337
Cheniere Energy, Inc. (I)(L)	3,942	36,109
China Integrated Energy, Inc. (I)(L)	469	375
Clayton Williams Energy, Inc. (I)	470	28,224
Clean Energy Fuels Corp. (I)(L)	2,829	37,201
Comstock Resources, Inc. (I)	21,816	628,083
Contango Oil & Gas Company (I)	751	43,888
CVR Energy, Inc. (I)	1,828	45,005
Endeavour International Corp. (I)	1,880	28,332
Energy XXI Bermuda, Ltd. (I)	1,912	63,517
FX Energy, Inc. (I)	3,058	26,849
Gastar Exploration, Ltd. (I)	3,339	11,453
Georesources, Inc. (I)	26,488	595,715
Goodrich Petroleum Corp. (I)(L)	1,680	30,929
Gran Tierra Energy, Inc. (I)	14,325	94,688
Gulfport Energy Corp. (I)	2,240	66,506
Harvest Natural Resources, Inc. (I)	956	10,545
HollyFrontier Corp. (I)	3,168	219,859
Houston American Energy Corp.	1,109	20,106
Hyperdynamics Corp. (I)(L)	8,544	36,739
InterOil Corp. (I)(L)	44,690	2,614,812
Kodiak Oil & Gas Corp. (I)(L)	95,346	550,146
Magnum Hunter Resources Corp. (I)(L)	84,921	574,066
McMoRan Exploration Company (I)(L)	3,674	67,896
Northern Oil and Gas, Inc. (I)(L)	3,241	71,788
Oasis Petroleum, Inc. (I)	3,017	89,545
Patriot Coal Corp. (I)(L)	5,431	120,894
Petroleum Development Corp. (I)	17,536	524,502
Petroquest Energy, Inc. (I)(L)	1,184	8,312
Rentech, Inc. (I)	13,216	14,009
Resolute Energy Corp. (I)(L)	2,447	39,544
Rex Energy Corp. (I)(L)	245,564	2,521,942
Rosetta Resources, Inc. (I)	8,405	433,194
Swift Energy Company (I)	13,445	501,095
Triangle Petroleum Corp. (I)	50,570	326,682
Uranium Energy Corp. (I)(L)	3,941	12,059
Venoco, Inc. (I)	1,795	22,868
W &T Offshore, Inc.	1,110	28,993
Warren Resources, Inc. (I)	4,022	15,324
Western Refining, Inc. (I)(L)	2,048	37,007
World Fuel Services Corp.	2,070	74,375
		15,286,326
		19,634,590

The accompanying notes are an integral part of the financial statements.

192

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 5.28%
Capital Markets - 1.00%
Duff & Phelps Corp.	1,615	$20,720
E*TRADE Financial Corp. (I)	9,713	134,039
Epoch Holding Corp.	816	14,566
Evercore Partners, Inc., Class A	648	21,591
Financial Engines, Inc. (I)	1,923	49,844
GAMCO Investors, Inc., Class A	155	7,175
Gleacher & Company, Inc. (I)	2,529	5,159
HFF, Inc. (I)	1,818	27,434
ICG Group, Inc. (I)	2,181	26,674
International FCStone, Inc. (I)	913	22,104
KBW, Inc.	1,344	25,133
optionsXpress Holdings, Inc.	2,564	42,767
Safeguard Scientifics, Inc. (I)	1,228	23,185
Stifel Financial Corp. (I)	13,930	499,530
TD Ameritrade Holding Corp.	82,230	1,604,307
THL Credit, Inc.	383	4,979
		2,529,207
Commercial Banks - 0.84%
Boston Private Financial Holdings, Inc. (L)	46,160	303,733
CapitalSource, Inc.	9,135	58,921
Cardinal Financial Corp.	813	8,902
Columbia Banking System, Inc. (L)	8,420	144,992
Danvers Bancorp, Inc. (L)	1,174	25,558
First Citizens BancShares, Inc.	1,878	351,599
Iberiabank Corp. (L)	7,640	440,369
Investors Bancorp, Inc. (I)	3,020	42,884
Nara Bancorp, Inc. (I)	751	6,106
Pinnacle Financial Partners, Inc. (I)(L)	960	14,938
Signature Bank (I)	2,414	138,081
SVB Financial Group (I)(L)	883	52,724
Texas Capital Bancshares, Inc. (I)	2,208	57,033
Umpqua Holdings Corp.	40,322	466,525
		2,112,365
Consumer Finance - 0.90%
Cash America International, Inc.	10,743	621,697
Credit Acceptance Corp. (I)	604	51,020
Dollar Financial Corp. (I)	35,881	776,824
EZCORP, Inc., Class A (I)	2,653	94,381
First Cash Financial Services, Inc. (I)	15,860	665,961
Green Dot Corp., Class A (I)(L)	861	29,257
Netspend Holdings, Inc. (I)	1,322	13,220
The First Marblehead Corp. (I)(L)	1,259	2,228
World Acceptance Corp. (I)(L)	330	21,638
		2,276,226
Diversified Financial Services - 1.60%
Asset Acceptance Capital Corp. (I)	651	2,630
Encore Capital Group, Inc. (I)	24,911	765,266
MarketAxess Holdings, Inc.	1,380	34,583
Moody’s Corp. (L)	81,380	3,120,923
NewStar Financial, Inc. (I)	982	10,488
Portfolio Recovery Associates, Inc. (I)	1,017	86,231
		4,020,121
Insurance - 0.17%
Citizens, Inc., Class A (I)	1,158	7,898
eHealth, Inc. (I)(L)	462	6,172
Greenlight Capital Re, Ltd., Class A (I)	629	16,537
Hilltop Holdings, Inc. (I)	882	7,797
Montpelier Re Holdings, Ltd.	20,640	371,520
Tower Group, Inc.	821	19,556
		429,480
Real Estate Investment Trusts - 0.45%
Alexander’s, Inc.	121	$48,037
Apartment Investment & Management
Company, Class A	2,459	62,778
Cogdell Spencer, Inc.	1,006	6,026
Coresite Realty Corp.	1,169	19,172
DCT Industrial Trust, Inc.	7,298	38,168
Developers Diversified Realty Corp.	4,278	60,320
DuPont Fabros Technology, Inc. (L)	1,809	45,587
Equity Lifestyle Properties, Inc.	879	54,885
Extra Space Storage, Inc.	5,229	111,535
FelCor Lodging Trust, Inc. (I)	4,439	23,660
First Industrial Realty Trust, Inc. (I)	2,195	25,133
Pebblebrook Hotel Trust	2,942	59,399
PS Business Parks, Inc.	1,174	64,687
Retail Opportunity Investments Corp.	1,243	13,375
Sabra Healthcare REIT, Inc.	1,482	24,764
Saul Centers, Inc.	250	9,842
Strategic Hotels & Resorts, Inc. (I)	5,268	37,297
Sun Communities, Inc.	1,177	43,914
Tanger Factory Outlet Centers, Inc.	4,833	129,379
Taubman Centers, Inc.	3,318	196,426
U-Store-It Trust	5,571	58,607
		1,132,991
Real Estate Management & Development - 0.26%
Altisource Portfolio Solutions SA (I)	13,634	501,731
Forest City Enterprises, Inc., Class A (I)	4,727	88,253
Forestar Group, Inc. (I)	1,054	17,317
Kennedy-Wilson Holdings, Inc.	1,198	14,676
Tejon Ranch Company (I)	881	30,042
		652,019
Thrifts & Mortgage Finance - 0.06%
Beneficial Mutual Bancorp, Inc. (I)	2,169	17,818
Capitol Federal Financial, Inc.	9,962	117,153
Doral Financial Corp. (I)	7,192	14,096
Radian Group, Inc.	2,767	11,705
		160,772
		13,313,181
Health Care - 15.55%
Biotechnology - 2.44%
Achillion Pharmaceuticals, Inc. (I)	1,241	9,233
Acorda Therapeutics, Inc. (I)	2,324	75,088
Alkermes, Inc. (I)	5,671	105,480
Allos Therapeutics, Inc. (I)(L)	4,700	10,058
Alnylam Pharmaceuticals, Inc. (I)(L)	1,391	13,034
AMAG Pharmaceuticals, Inc. (I)	1,257	23,632
Amylin Pharmaceuticals, Inc. (I)(L)	7,803	104,248
Ardea Biosciences, Inc. (I)	1,398	35,593
Arena Pharmaceuticals, Inc. (I)(L)	4,694	6,384
Ariad Pharmaceuticals, Inc. (I)	7,547	85,507
Arqule, Inc. (I)	2,932	18,325
AVEO Pharmaceuticals, Inc. (I)	1,490	30,709
BioMarin Pharmaceutical, Inc. (I)	6,585	179,178
BioMimetic Therapeutics, Inc. (I)	806	4,127
BioSpecifics Technologies Corp. (I)	261	5,846
Biotime, Inc. (I)(L)	920	4,720
Cell Therapeutics, Inc. (I)(L)	8,483	13,361
Cepheid, Inc. (I)(L)	3,636	125,951
Codexis, Inc. (I)	1,148	11,055
Cubist Pharmaceuticals, Inc. (I)	3,536	127,261
Dyax Corp. (I)	3,618	7,164
Emergent Biosolutions, Inc. (I)	723	16,304
Enzon Pharmaceuticals, Inc. (I)	2,047	20,572

The accompanying notes are an integral part of the financial statements.

193

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Exelixis, Inc. (I)(L)	7,392	$66,232
Genomic Health, Inc. (I)	858	23,947
Geron Corp. (I)	4,979	19,966
Grifols SA, ADR (I)	4,853	36,446
Halozyme Therapeutics, Inc. (I)	4,779	33,023
Idenix Pharmaceuticals, Inc. (I)	3,327	16,635
Immunogen, Inc. (I)	2,910	35,473
Immunomedics, Inc. (I)	4,257	17,326
Incyte Corp. (I)(L)	6,606	125,118
InterMune, Inc. (I)	2,833	101,563
Ironwood Pharmaceuticals, Inc. (I)	2,769	43,529
Isis Pharmaceuticals, Inc. (I)(L)	5,627	51,543
Lexicon Pharmaceuticals, Inc. (I)	5,521	9,717
Ligand Pharmaceuticals, Inc., Class B (I)	1,050	12,547
Mannkind Corp. (I)(L)	4,940	18,772
Medivation, Inc. (I)	1,953	41,853
Metabolix, Inc. (I)	935	6,676
Micromet, Inc. (I)(L)	2,811	16,135
Momenta Pharmaceuticals, Inc. (I)(L)	2,497	48,592
Myriad Genetics, Inc. (I)	35,486	805,887
Nabi Biopharmaceuticals (I)	1,768	9,512
Neurocrine Biosciences, Inc. (I)	2,938	23,651
Novavax, Inc. (I)(L)	2,974	6,007
NPS Pharmaceuticals, Inc. (I)	4,682	44,245
Onyx Pharmaceuticals, Inc. (I)	23,639	834,457
Opko Health, Inc. (I)	8,398	30,989
Orexigen Therapeutics, Inc. (I)	1,840	2,926
Osiris Therapeutics, Inc. (I)	975	7,546
Pharmasset, Inc. (I)	1,101	123,532
Progenics Pharmaceuticals, Inc. (I)	1,213	8,709
PROLOR Biotech, Inc. (I)	2,067	10,211
Protalix BioTherapeutics, Inc. (I)	2,902	18,166
Rigel Pharmaceuticals, Inc. (I)	4,079	37,404
Sangamo Biosciences, Inc. (I)(L)	2,955	17,405
Savient Pharmaceuticals, Inc. (I)	2,740	20,523
Seattle Genetics, Inc. (I)(L)	5,726	117,497
SIGA Technologies, Inc. (I)(L)	1,389	13,529
Spectrum Pharmaceuticals, Inc. (I)	3,093	28,657
SuperGen, Inc. (I)	160,150	477,247
Targacept, Inc. (I)	1,654	34,850
Theravance, Inc. (I)(L)	4,151	92,194
United Therapeutics Corp. (I)	29,012	1,598,561
ZIOPHARM Oncology, Inc. (I)	3,129	19,149
		6,140,777
Health Care Equipment & Supplies - 6.24%
Abaxis, Inc. (I)(L)	1,339	36,488
ABIOMED, Inc. (I)	1,914	31,007
Accuray, Inc. (I)	3,834	30,710
Align Technology, Inc. (I)	3,658	83,402
Alimera Sciences, Inc. (I)	464	3,782
Arthrocare Corp. (I)	22,899	766,429
Atrion Corp.	1,711	338,436
Cantel Medical Corp.	863	23,223
Conceptus, Inc. (I)	1,756	20,492
CONMED Corp. (I)	89,120	2,538,138
CryoLife, Inc. (I)	1,565	8,764
Cyberonics, Inc. (I)	1,500	41,925
DexCom, Inc. (I)	3,989	57,801
Endologix, Inc. (I)	2,358	21,929
Exactech, Inc. (I)	461	8,303
Greatbatch, Inc. (I)	485	13,008
Haemonetics Corp. (I)	1,512	97,327
HeartWare International, Inc. (I)(L)	578	42,818
Hill-Rom Holdings, Inc.	1,314	60,497
ICU Medical, Inc. (I)	14,462	$631,989
Immucor, Inc. (I)	3,748	76,534
Insulet Corp. (I)	2,534	56,179
Integra LifeSciences Holdings Corp. (I)	16,464	787,144
Invacare Corp.	17,210	571,200
Kensey Nash Corp. (I)	169	4,264
MAKO Surgical Corp. (I)(L)	1,647	48,965
Masimo Corp. (L)	24,678	732,443
Meridian Bioscience, Inc.	853	20,566
Merit Medical Systems, Inc. (I)	25,800	463,626
Natus Medical, Inc. (I)	1,719	26,043
Neogen Corp. (I)	1,306	59,044
Neoprobe Corp. (I)(L)	4,720	15,670
NuVasive, Inc. (I)(L)	2,357	77,498
NxStage Medical, Inc. (I)	2,558	53,258
OraSure Technologies, Inc. (I)	2,612	22,280
Orthofix International NV (I)	1,054	44,763
Palomar Medical Technologies, Inc. (I)	695	7,840
Quidel Corp. (I)	1,774	26,876
RTI Biologics, Inc. (I)	2,014	5,458
Sirona Dental Systems, Inc. (I)	3,337	177,195
SonoSite, Inc. (I)	803	28,241
St. Jude Medical, Inc.	46,370	2,210,922
Stereotaxis, Inc. (I)(L)	2,750	9,652
SurModics, Inc. (I)	346	3,841
Symmetry Medical, Inc. (I)	2,138	19,178
Synovis Life Technologies, Inc. (I)	24,380	424,700
The Cooper Companies, Inc.	56,900	4,508,756
Thoratec Corp. (I)	3,489	114,509
Unilife Corp. (I)(L)	2,333	12,085
Volcano Corp. (I)	3,078	99,389
West Pharmaceutical Services, Inc.	1,983	86,776
Zoll Medical Corp. (I)	1,288	72,978
		15,724,341
Health Care Providers & Services - 1.72%
Accretive Health, Inc. (I)(L)	1,980	57,004
Air Methods Corp. (I)	671	50,151
Alliance HealthCare Services, Inc. (I)	919	3,492
Almost Family, Inc. (I)	500	13,700
AMERIGROUP Corp. (I)	2,944	207,464
AMN Healthcare Services, Inc. (I)	1,860	15,475
Bio-Reference Labs, Inc. (I)(L)	27,472	574,165
Brookdale Senior Living, Inc. (I)	6,106	148,070
Catalyst Health Solutions, Inc. (I)	2,638	147,253
Centene Corp. (I)	1,087	38,621
Chemed Corp.	1,256	82,293
Corvel Corp. (I)	415	19,464
Emeritus Corp. (I)(L)	1,683	35,764
Hanger Orthopedic Group, Inc. (I)	1,739	42,553
Healthsouth Corp. (I)	5,552	145,740
Healthspring, Inc. (I)	17,234	794,660
HMS Holdings Corp. (I)	1,653	127,066
IPC The Hospitalist Co, Inc. (I)	967	44,820
Kindred Healthcare, Inc. (I)	243	5,217
Landauer, Inc.	196	12,072
LHC Group, Inc. (I)	7,514	173,273
Molina Healthcare, Inc. (I)	1,621	43,962
MWI Veterinary Supply, Inc. (I)	707	57,104
PSS World Medical, Inc. (I)	3,292	92,209
Rural/Metro Corp. (I)	1,283	22,119
Sunrise Senior Living, Inc. (I)	3,022	28,800
Team Health Holdings, Inc. (I)	1,727	38,875
Tenet Healthcare Corp. (I)(L)	28,902	180,348
The Ensign Group, Inc.	13,669	415,401

The accompanying notes are an integral part of the financial statements.

194

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Universal American Corp.	709	$7,764
VCA Antech, Inc. (I)(L)	4,872	103,286
WellCare Health Plans, Inc. (I)	11,810	607,152
		4,335,337
Health Care Technology - 0.72%
athenahealth, Inc. (I)(L)	1,957	80,433
Computer Programs & Systems, Inc.	7,740	491,335
Emdeon, Inc., Class A (I)	1,892	24,823
HealthStream, Inc. (I)	3,754	49,815
MedAssets, Inc. (I)	2,784	37,194
Medidata Solutions, Inc. (I)	22,894	546,480
Merge Healthcare, Inc. (I)	88,220	458,744
Omnicell, Inc. (I)	1,961	30,572
Quality Systems, Inc.	1,206	105,284
		1,824,680
Life Sciences Tools & Services - 1.71%
Bruker Corp. (I)	37,191	757,209
Enzo Biochem, Inc. (I)	2,043	8,683
eResearch Technology, Inc. (I)	65,098	414,674
ICON PLC, ADR (I)	16,492	388,552
Illumina, Inc. (I)(L)	24,080	1,809,612
Luminex Corp. (I)	2,212	46,231
Pacific Biosciences of California, Inc. (I)	943	11,033
Parexel International Corp. (I)	28,158	663,402
Sequenom, Inc. (I)	5,879	44,386
Techne Corp.	2,097	174,827
		4,318,609
Pharmaceuticals - 2.72%
Akorn, Inc. (I)(L)	85,408	597,856
Auxilium Pharmaceuticals, Inc. (I)	2,838	55,625
AVANIR Pharmaceuticals, Class A (I)(L)	6,502	21,847
Cadence Pharmaceuticals, Inc. (I)(L)	2,030	18,676
Cardiome Pharma Corp. (I)	63,250	281,463
Clinical Data, Inc.	767	729
Depomed, Inc. (I)	42,527	347,871
Durect Corp. (I)	4,393	8,918
Hi-Tech Pharmacal Company, Inc. (I)	565	16,345
Impax Laboratories, Inc. (I)	38,111	830,439
Jazz Pharmaceuticals, Inc. (I)	16,508	550,542
MAP Pharmaceuticals, Inc. (I)	1,165	18,605
Medicis Pharmaceutical Corp., Class A	3,606	137,641
Nektar Therapeutics (I)	50,712	368,676
Obagi Medical Products, Inc. (I)	1,099	10,364
Optimer Pharmaceuticals, Inc. (I)	1,663	19,773
Pain Therapeutics, Inc. (I)	1,411	5,461
Par Pharmaceutical Companies, Inc. (I)	2,135	70,412
Pozen, Inc. (I)	1,512	6,350
Questcor Pharmaceuticals, Inc. (I)(L)	3,528	85,025
Salix Pharmaceuticals, Ltd. (I)	17,470	695,830
Sucampo Pharmaceuticals, Inc. (I)	363	1,488
The Medicines Company (I)	3,175	52,419
Viropharma, Inc. (I)	4,650	86,025
Vivus, Inc. (I)(L)	3,166	25,771
Watson Pharmaceuticals, Inc. (I)	36,740	2,525,140
XenoPort, Inc. (I)	1,203	8,565
		6,847,856
		39,191,600
Industrials - 22.48%
Aerospace & Defense - 2.69%
AAR Corp. (L)	1,534	41,556
Aerovironment, Inc. (I)	1,038	36,693
American Science & Engineering, Inc.	540	$43,200
BE Aerospace, Inc. (I)	89,620	3,657,392
Ceradyne, Inc. (I)	13,430	523,636
Cubic Corp.	954	48,644
DigitalGlobe, Inc. (I)	21,951	557,775
Esterline Technologies Corp. (I)	7,659	585,148
GenCorp, Inc. (I)	2,643	16,968
GeoEye, Inc. (I)	1,184	44,282
HEICO Corp.	643	35,198
HEICO Corp., Class A	1,408	55,982
Hexcel Corp. (I)	33,610	735,723
National Presto Industries, Inc.	143	14,513
Orbital Sciences Corp., Class A (I)	3,468	58,436
Taser International, Inc. (I)	3,724	16,944
Teledyne Technologies, Inc. (I)	1,026	51,669
The Keyw Holding Corp. (I)	751	9,305
TransDigm Group, Inc. (I)	2,805	255,788
		6,788,852
Air Freight & Logistics - 2.70%
Atlas Air Worldwide Holdings, Inc. (I)(L)	11,400	678,414
Forward Air Corp.	1,733	58,558
HUB Group, Inc., Class A (I)	96,848	3,647,295
Pacer International, Inc. (I)	2,076	9,799
UTi Worldwide, Inc.	121,807	2,398,380
		6,792,446
Airlines - 0.80%
Allegiant Travel Company (I)	904	44,748
AMR Corp. (I)(L)	12,891	69,611
United Continental Holdings, Inc. (I)(L)	83,640	1,892,773
		2,007,132
Building Products - 0.30%
AAON, Inc. (L)	1,106	24,144
Ameresco, Inc., Class A (I)	824	11,684
AO Smith Corp.	15,255	645,287
Simpson Manufacturing Company, Inc.	834	24,912
Trex Company, Inc. (I)	781	19,119
USG Corp. (I)(L)	2,142	30,716
		755,862
Commercial Services & Supplies - 1.39%
ACCO Brands Corp. (I)	1,143	8,973
American Reprographics Company (I)	2,040	14,423
APAC Customer Services, Inc. (I)	1,702	9,072
Cenveo, Inc. (I)	3,358	21,491
Clean Harbors, Inc. (I)	1,411	145,686
Consolidated Graphics, Inc. (I)	10,730	589,614
Corrections Corp. of America (I)	6,493	140,573
EnerNOC, Inc. (I)(L)	1,170	18,416
Fuel Tech, Inc. (I)	1,080	7,160
Healthcare Services Group, Inc.	3,741	60,791
Herman Miller, Inc.	3,228	87,866
Higher One Holdings, Inc. (I)(L)	1,844	34,888
InnerWorkings, Inc. (I)(L)	1,766	14,728
Interface, Inc., Class A	1,861	36,048
KAR Auction Services, Inc. (I)	2,420	45,762
Knoll, Inc. (L)	2,793	56,056
M &F Worldwide Corp. (I)	241	6,227
Mobile Mini, Inc. (I)	2,167	45,919
Progressive Waste Solutions Ltd.	12,283	305,847
Rollins, Inc.	3,512	71,575
Standard Parking Corp. (I)	935	14,932
Steelcase, Inc., Class A (L)	54,791	624,069
SYKES Enterprises, Inc. (I)	34,376	740,115

The accompanying notes are an integral part of the financial statements.

195

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Team, Inc. (I)	546	$13,175
Tetra Tech, Inc. (I)	3,705	83,363
United Stationers, Inc.	2,616	92,685
Viad Corp.	600	13,374
Waste Connections, Inc.	6,439	204,309
		3,507,137
Construction & Engineering - 2.48%
Chicago Bridge & Iron Co NV	62,710	2,439,419
Furmanite Corp. (I)	2,076	16,484
Great Lakes Dredge & Dock Corp.	1,161	6,478
Insituform Technologies, Inc., Class A (I)	2,343	49,133
MasTec, Inc. (I)	165,808	3,269,734
MYR Group, Inc. (I)	19,538	457,189
Pike Electric Corp. (I)	1,099	9,715
		6,248,152
Electrical Equipment - 3.10%
A123 Systems, Inc. (I)(L)	5,519	29,361
Acuity Brands, Inc.	1,285	71,677
American Superconductor Corp. (I)(L)	1,862	16,833
AZZ, Inc.	260	11,908
Belden, Inc.	82,130	2,863,052
Broadwind Energy, Inc. (I)	4,456	6,461
Capstone Turbine Corp. (I)(L)	14,630	22,384
Cooper Industries PLC	30,500	1,819,935
Ener1, Inc. (I)	4,380	4,818
EnerSys (I)	16,987	584,693
Franklin Electric Company, Inc.	1,173	55,072
Fushi Copperweld, Inc. (I)(L)	43,987	252,046
General Cable Corp. (I)	15,912	677,533
Global Power Equipment Group, Inc. (I)	920	24,398
GrafTech International, Ltd. (I)	22,683	459,784
II-VI, Inc. (I)	17,586	450,202
Polypore International, Inc. (I)	2,037	138,190
Powell Industries, Inc. (I)	558	20,367
Thomas & Betts Corp. (I)	2,951	158,911
Vicor Corp. (I)	1,247	20,164
Woodward, Inc.	3,476	121,173
		7,808,962
Industrial Conglomerates - 0.83%
Carlisle Companies, Inc.	39,700	1,954,431
Raven Industries, Inc.	1,020	56,824
Seaboard Corp. (I)	22	53,196
Standex International Corp.	743	22,788
Tredegar Industries, Inc.	465	8,533
		2,095,772
Machinery - 4.97%
3D Systems Corp. (I)	2,513	49,531
Actuant Corp., Class A	24,934	668,979
Albany International Corp., Class A	581	15,333
Altra Holdings, Inc. (I)	1,598	38,336
American Railcar Industries, Inc. (I)	317	7,434
Astec Industries, Inc. (I)	1,145	42,342
Badger Meter, Inc.	850	31,441
Barnes Group, Inc.	1,374	34,089
Blount International, Inc. (I)	2,862	49,999
Chart Industries, Inc. (I)	11,468	619,043
CLARCOR, Inc.	1,850	87,468
Colfax Corp. (I)	1,420	35,216
Columbus McKinnon Corp./NY (I)	23,620	424,215
Commercial Vehicle Group, Inc. (I)	1,486	21,086
Dynamic Materials Corp.	793	17,779
Energy Recovery, Inc. (I)	2,185	7,145
EnPro Industries, Inc. (I)(L)	17,596	$845,840
ESCO Technologies, Inc.	1,580	58,144
FreightCar America, Inc. (I)	248	6,284
Gardner Denver, Inc.	3,104	260,891
Graco, Inc.	3,575	181,109
Greenbrier Companies, Inc. (I)	703	13,891
IDEX Corp.	4,903	224,803
John Bean Technologies Corp.	1,680	32,458
Kadant, Inc. (I)	725	22,845
Kennametal, Inc.	15,089	636,907
LB Foster Co.	609	20,042
Lindsay Corp.	746	51,325
Meritor, Inc. (I)(L)	161,414	2,589,081
Middleby Corp. (I)	1,043	98,084
NACCO Industries, Inc., Class A	2,038	197,319
Navistar International Corp. (I)	33,996	1,919,414
Nordson Corp.	3,449	189,178
Oshkosh Corp. (I)	3,508	101,522
RBC Bearings, Inc. (I)	1,313	49,579
Robbins & Myers, Inc.	14,080	744,128
Sauer-Danfoss, Inc. (I)	720	36,281
Sun Hydraulics, Inc.	810	38,718
Tennant Company	1,021	40,769
The Gorman-Rupp Company	1,124	37,016
The Manitowoc Company, Inc. (L)	3,711	62,493
The Toro Company	1,890	114,345
Titan International, Inc.	2,373	57,569
TriMas Corp. (I)	33,138	820,165
Valmont Industries, Inc.	665	64,099
Wabash National Corp. (I)(L)	60,757	569,293
WABCO Holdings, Inc. (I)	1,386	95,717
Wabtec Corp.	2,853	187,499
		12,516,244
Marine - 0.06%
Kirby Corp. (I)	2,873	162,813
Professional Services - 1.34%
Acacia Research (I)	2,440	89,523
CBIZ, Inc. (I)	1,266	9,318
CoStar Group, Inc. (I)	1,470	87,142
Exponent, Inc. (I)	835	36,331
FTI Consulting, Inc. (I)(L)	14,231	539,924
Hill International, Inc. (I)	961	5,535
Huron Consulting Group, Inc. (I)	20,191	609,970
ICF International, Inc. (I)	1,156	29,339
Insperity, Inc.	1,398	41,395
Kforce, Inc. (I)	20,788	271,907
Korn/Ferry International (I)	21,130	464,649
Mistras Group, Inc. (I)	889	14,402
Resources Connection, Inc.	2,740	32,990
School Specialty, Inc. (I)	954	13,728
SFN Group, Inc. (I)	2,989	27,170
The Advisory Board Company (I)	943	54,581
The Corporate Executive Board Company	2,043	89,177
The Dolan Company (I)	35,428	300,075
TrueBlue, Inc. (I)	34,826	504,280
VSE Corp.	5,842	145,466
		3,366,902
Road & Rail - 0.73%
Avis Budget Group, Inc. (I)(L)	6,165	105,360
Celadon Group, Inc. (I)	1,269	17,715
Dollar Thrifty Automotive Group, Inc. (I)	1,712	126,243
Genesee & Wyoming, Inc., Class A (I)	2,347	137,628
Heartland Express, Inc. (L)	3,236	53,588

The accompanying notes are an integral part of the financial statements.

196

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road & Rail (continued)
Knight Transportation, Inc.	3,732	$63,407
Landstar System, Inc.	2,847	132,329
Marten Transport, Ltd.	18,149	392,018
Old Dominion Freight Line, Inc. (I)	20,930	780,689
Patriot Transportation Holding, Inc. (I)	215	4,809
RailAmerica, Inc. (I)	954	14,310
Saia, Inc. (I)	898	15,221
Universal Truckload Services, Inc. (I)	131	2,244
		1,845,561
Trading Companies & Distributors - 1.09%
Applied Industrial Technologies, Inc.	19,035	677,836
Beacon Roofing Supply, Inc. (I)	28,374	647,495
CAI International, Inc. (I)	688	14,214
DXP Enterprises, Inc. (I)	11,020	279,357
H&E Equipment Services, Inc. (I)	1,667	23,321
Houston Wire & Cable Company	652	10,139
Kaman Corp., Class A	462	16,387
RSC Holdings, Inc. (I)	3,390	40,545
Rush Enterprises, Inc., Class A (I)(L)	21,473	408,631
Rush Enterprises, Inc., Class B (I)	414	6,665
TAL International Group, Inc.	12,860	444,056
Titan Machinery, Inc. (I)	967	27,830
United Rentals, Inc. (I)(L)	3,606	91,593
Watsco, Inc.	979	66,562
		2,754,631
		56,650,466
Information Technology - 25.46%
Communications Equipment - 1.33%
ADTRAN, Inc.	3,647	141,175
Anaren, Inc. (I)	299	6,354
Aruba Networks, Inc. (I)	4,459	131,763
BigBand Networks, Inc. (I)	1,079	2,341
Blue Coat Systems, Inc. (I)	2,587	56,552
Calix, Inc. (I)	1,344	27,982
Ciena Corp. (I)	5,646	103,774
DG FastChannel, Inc. (I)	1,512	48,460
Digi International, Inc. (I)	1,499	19,487
Extreme Networks, Inc. (I)	1,713	5,550
Finisar Corp. (I)(L)	14,682	264,716
Harmonic, Inc. (I)	6,658	48,137
Infinera Corp. (I)	5,869	40,555
InterDigital, Inc. (L)	2,696	110,132
Ixia (I)	2,212	28,314
JDS Uniphase Corp. (I)	13,336	222,178
Loral Space & Communications, Inc. (I)	555	38,556
Meru Networks, Inc. (I)	573	6,882
Netgear, Inc. (I)	10,258	448,480
Oclaro, Inc. (I)	2,970	19,958
Plantronics, Inc. (L)	18,297	668,389
Polycom, Inc. (I)	5,215	335,325
Powerwave Technologies, Inc. (I)	10,044	29,630
RADWARE, Ltd., ADR (I)	11,910	414,944
Seachange International, Inc. (I)	1,503	16,202
ShoreTel, Inc. (I)	1,784	18,197
Sonus Networks, Inc. (I)	12,333	39,959
Sycamore Networks, Inc.	637	14,167
Viasat, Inc. (I)(L)	1,175	50,842
		3,359,001
Computers & Peripherals - 1.09%
Avid Technology, Inc. (I)(L)	24,134	454,684
Cray, Inc. (I)	1,927	12,333
Electronics for Imaging, Inc. (I)	28,775	495,505
Hypercom Corp. (I)	2,807	$27,593
Intermec, Inc. (I)	2,687	29,664
Novatel Wireless, Inc. (I)(L)	85,868	470,557
OCZ Technology Group, Inc. (I)(L)	81,058	648,464
QLogic Corp. (I)(L)	6,268	99,787
Quantum Corp. (I)	12,736	42,029
Silicon Graphics International Corp. (I)	1,054	18,129
STEC, Inc. (I)(L)	19,156	325,843
Stratasys, Inc. (I)(L)	1,167	39,328
Super Micro Computer, Inc. (I)	1,576	25,358
Synaptics, Inc. (I)	2,016	51,892
		2,741,166
Electronic Equipment, Instruments & Components - 3.15%
Anixter International, Inc.	1,727	112,842
Brightpoint, Inc. (I)	165,070	1,338,718
Checkpoint Systems, Inc. (I)	2,372	42,411
Cognex Corp.	1,164	41,241
Daktronics, Inc.	2,096	22,616
DTS, Inc. (I)	1,019	41,320
Echelon Corp. (I)	1,866	16,962
Fabrinet (I)	1,105	26,829
FARO Technologies, Inc. (I)	964	42,223
FEI Company (I)	2,294	87,608
Insight Enterprises, Inc. (I)	135,271	2,395,649
IPG Photonics Corp. (I)	1,677	121,935
Itron, Inc. (I)	2,409	116,017
L-1 Identity Solutions, Inc. (I)(L)	4,566	53,651
Littelfuse, Inc.	5,810	341,163
Maxwell Technologies, Inc. (I)(L)	21,526	348,506
Measurement Specialties, Inc. (I)	845	30,167
Mercury Computer Systems, Inc. (I)	1,670	31,196
Multi-Fineline Electronix, Inc. (I)	570	12,318
National Instruments Corp.	5,582	165,730
Newport Corp. (I)	19,896	361,510
OSI Systems, Inc. (I)	15,510	666,930
Power-One, Inc. (I)(L)	72,577	587,874
Pulse Electronics Corp.	820	3,624
Rofin-Sinar Technologies, Inc. (I)	21,754	742,899
Rogers Corp. (I)	330	15,246
Scansource, Inc. (I)	1,599	59,931
TTM Technologies, Inc. (I)	2,012	32,232
Universal Display Corp. (I)	2,380	83,514
Viasystems Group, Inc. (I)	196	4,408
		7,947,270
Internet Software & Services - 5.19%
Ancestry.com, Inc. (I)(L)	1,736	71,853
comScore, Inc. (I)	1,495	38,720
Constant Contact, Inc. (I)(L)	1,642	41,674
DealerTrack Holdings, Inc. (I)	1,580	36,261
Dice Holdings, Inc. (I)	2,774	37,504
Digital River, Inc. (I)	33,643	1,081,959
Envestnet, Inc. (I)	933	13,855
Equinix, Inc. (I)	32,302	3,263,148
Internap Network Services Corp. (I)	2,939	21,602
IntraLinks Holdings, Inc. (I)	1,755	30,326
j2 Global Communications, Inc. (I)	2,729	77,040
Keynote Systems, Inc.	18,050	390,421
Limelight Networks, Inc. (I)	3,928	17,912
Liquidity Services, Inc. (I)	1,050	24,790
LivePerson, Inc. (I)	56,468	798,458
LogMeIn, Inc. (I)	1,068	41,193
LoopNet, Inc. (I)	1,627	29,904
Mediamind Technologies Inc. (I)	606	13,296

The accompanying notes are an integral part of the financial statements.

197

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet Software & Services (continued)
MercadoLibre, Inc.	1,706	$135,354
Monster Worldwide, Inc. (I)	7,357	107,854
Move, Inc. (I)	6,129	13,423
NIC, Inc.	34,117	459,215
Open Text Corp. (I)(L)	10,026	641,865
OpenTable, Inc. (I)	958	79,629
Perficient, Inc. (I)	1,679	17,227
QuinStreet, Inc. (I)	1,529	19,846
RightNow Technologies, Inc. (I)	1,443	46,753
SAVVIS, Inc. (I)	1,836	72,577
Travelzoo, Inc. (I)(L)	9,893	639,484
ValueClick, Inc. (I)	49,102	815,093
VistaPrint NV (I)(L)	67,339	3,222,171
Vocus, Inc. (I)	1,102	33,732
WebMD Health Corp. (I)	3,385	154,288
XO Group, Inc. (I)	1,738	17,293
Zix Corp. (I)(L)	147,750	567,360
		13,073,080
IT Services - 4.20%
Acxiom Corp. (I)	4,779	62,653
Alliance Data Systems Corp. (I)(L)	39,820	3,745,867
Cardtronics, Inc. (I)	2,165	50,769
Cass Information Systems, Inc.	475	17,936
Ciber, Inc. (I)	2,606	14,463
CSG Systems International, Inc. (I)	28,194	521,025
DST Systems, Inc.	1,101	58,133
Echo Global Logistics, Inc. (I)	653	11,591
Euronet Worldwide, Inc. (I)	2,734	42,131
ExlService Holdings, Inc. (I)	959	22,153
Forrester Research, Inc.	939	30,949
Gartner, Inc. (I)(L)	5,138	207,010
Heartland Payment Systems, Inc.	2,285	47,071
iGate Corp. (I)	1,840	30,029
Jack Henry & Associates, Inc.	4,868	146,089
ManTech International Corp., Class A	1,381	61,344
MAXIMUS, Inc.	1,021	84,467
NCI, Inc. (I)	453	10,292
NeuStar, Inc., Class A (I)	23,669	620,128
Sapient Corp. (I)	6,519	97,981
SRA International, Inc., Class A (I)	2,644	81,752
Syntel, Inc.	993	58,706
TeleTech Holdings, Inc. (I)	32,918	693,911
TNS, Inc. (I)	1,013	16,816
Unisys Corp. (I)	2,283	58,673
VeriFone Systems, Inc. (I)(L)	69,100	3,064,585
Virtusa Corp. (I)	948	17,965
Wright Express Corp. (I)	13,485	702,164
		10,576,653
Office Electronics - 0.05%
Zebra Technologies Corp., Class A (I)	3,316	139,836
Semiconductors & Semiconductor Equipment - 5.51%
Amtech Systems, Inc. (I)(L)	17,032	351,540
Anadigics, Inc. (I)(L)	3,937	12,638
Applied Micro Circuits Corp. (I)	3,851	34,120
Cabot Microelectronics Corp. (I)	1,383	64,268
Cavium, Inc. (I)	2,659	115,906
Ceva, Inc. (I)	1,309	39,872
Cirrus Logic, Inc. (I)(L)	3,824	60,802
Cymer, Inc. (I)	36,504	1,807,313
Cypress Semiconductor Corp. (I)	3,434	72,595
Diodes, Inc. (I)	2,132	55,645
Energy Conversion Devices, Inc. (I)(L)	1,583	1,868
Entegris, Inc. (I)	56,850	575,322
Entropic Communications, Inc. (I)(L)	4,567	$40,601
EZchip Semiconductor, Ltd. (I)	21,240	785,243
Fairchild Semiconductor International, Inc. (I)	95,520	1,596,139
FormFactor, Inc. (I)	1,056	9,567
GT Solar International, Inc. (I)(L)	7,431	120,382
Hittite Microwave Corp. (I)	1,673	103,575
Integrated Device Technology, Inc. (I)	4,487	35,268
IXYS Corp. (I)	1,487	22,275
Kopin Corp. (I)	3,667	17,272
Lattice Semiconductor Corp. (I)	75,624	493,069
Maxlinear, Inc., Class A (I)	896	7,759
Mellanox Technologies, Ltd. (I)	16,232	483,876
Micrel, Inc.	3,133	33,147
Microsemi Corp. (I)	5,100	104,550
MIPS Technologies, Inc. (I)(L)	3,108	21,476
Monolithic Power Systems, Inc. (I)	187,991	2,898,821
Netlogic Microsystems, Inc. (I)	3,622	146,401
Nova Measuring Instruments, Ltd. (I)	27,030	273,544
NVE Corp. (I)(L)	6,844	400,032
O2Micro International, Ltd., ADR (I)	24,020	156,130
Omnivision Technologies, Inc. (I)(L)	18,322	637,789
Pericom Semiconductor Corp. (I)	494	4,416
PMC-Sierra, Inc. (I)	4,855	36,752
Power Integrations, Inc. (L)	1,709	65,677
Rambus, Inc. (I)	5,754	84,469
Rubicon Technology, Inc. (I)(L)	1,091	18,394
Semtech Corp. (I)	2,449	66,956
Sigma Designs, Inc. (I)	886	6,769
Silicon Image, Inc. (I)(L)	73,072	472,045
Silicon Laboratories, Inc. (I)	2,489	102,696
Standard Microsystems Corp. (I)	1,360	36,706
SunPower Corp., Class A (I)(L)	2,172	41,985
SunPower Corp., Class B (I)	1,614	26,841
Teradyne, Inc. (I)(L)	10,789	159,677
Tessera Technologies, Inc. (I)	3,036	52,037
TriQuint Semiconductor, Inc. (I)	9,677	98,609
Ultratech, Inc. (I)	1,471	44,689
Varian Semiconductor
Equipment Associates, Inc. (I)	4,467	274,452
Veeco Instruments, Inc. (I)(L)	2,416	116,959
Volterra Semiconductor Corp. (I)	23,788	586,612
Zoran Corp. (I)	1,387	11,651
		13,887,197
Software - 4.94%
Accelrys, Inc. (I)	3,312	23,548
ACI Worldwide, Inc. (I)	19,408	655,408
Actuate Corp. (I)	2,405	14,069
Advent Software, Inc. (I)	2,010	56,622
Ariba, Inc. (I)	5,553	191,412
Aspen Technology, Inc. (I)	2,644	45,424
Blackbaud, Inc.	2,610	72,349
Blackboard, Inc. (I)(L)	2,062	89,470
Bottomline Technologies, Inc. (I)	1,975	48,802
BroadSoft, Inc. (I)(L)	14,756	562,646
Cadence Design Systems, Inc. (I)	15,969	168,633
Clicksoftware Technologies, Ltd.	61,755	610,139
CommVault Systems, Inc. (I)	2,463	109,480
Compuware Corp. (I)	4,554	44,447
Concur Technologies, Inc. (I)	2,713	135,840
Deltek, Inc. (I)	614	4,599
DemandTec, Inc. (I)	1,851	16,844
Ebix, Inc. (I)(L)	2,302	43,853
EPIQ Systems, Inc.	1,884	26,791
Fortinet, Inc. (I)	5,370	146,547

The accompanying notes are an integral part of the financial statements.

198

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Interactive Intelligence, Inc. (I)	19,602	$687,050
Kenexa Corp. (I)	1,492	35,778
Lawson Software, Inc. (I)	7,299	81,895
Manhattan Associates, Inc. (I)	1,299	44,738
MICROS Systems, Inc. (I)	4,808	239,006
MicroStrategy, Inc., Class A (I)	474	77,110
Monotype Imaging Holdings, Inc. (I)	2,112	29,843
Motricity, Inc. (I)	1,281	9,902
Netscout Systems, Inc. (I)	23,719	495,490
NetSuite, Inc. (I)	1,339	52,489
NICE Systems, Ltd., ADR (I)	19,653	714,583
Opnet Technologies, Inc.	13,417	549,292
Parametric Technology Corp. (I)	7,025	161,083
Pegasystems, Inc.	991	46,131
Progress Software Corp. (I)	22,391	540,295
PROS Holdings, Inc. (I)	1,187	20,761
QLIK Technologies, Inc. (I)	4,230	144,074
Quest Software, Inc. (I)	3,878	88,147
Radiant Systems, Inc. (I)	2,230	46,607
RealD, Inc. (I)(L)	2,136	49,961
RealPage, Inc. (I)	2,037	53,919
Renaissance Learning, Inc.	218	2,734
Rosetta Stone, Inc. (I)	682	11,007
Rovi Corp. (I)	51,130	2,932,817
S1 Corp. (I)	3,005	22,477
Smith Micro Software, Inc. (I)	1,872	7,881
SolarWinds, Inc. (I)(L)	3,016	78,838
Solera Holdings, Inc.	4,190	247,880
Sourcefire, Inc. (I)	25,696	763,685
SS&C Technologies Holdings, Inc. (I)	1,567	31,136
SuccessFactors, Inc. (I)	4,066	119,540
Synchronoss Technologies, Inc. (I)	1,490	47,278
Taleo Corp. (I)	2,427	89,872
TeleCommunication Systems, Inc. (I)	2,806	13,553
TeleNav, Inc. (I)	500	8,865
TiVo, Inc. (I)	4,526	46,573
Tyler Technologies, Inc. (I)	1,617	43,303
Ultimate Software Group, Inc. (I)	10,448	568,685
VASCO Data Security International, Inc. (I)	1,791	22,298
Verint Systems, Inc. (I)	1,094	40,522
VirnetX Holding Corp. (I)(L)	2,033	58,835
Websense, Inc. (I)	2,416	62,744
		12,455,600
		64,179,803
Materials - 2.78%
Chemicals - 1.31%
Balchem Corp.	1,711	74,908
Calgon Carbon Corp. (I)(L)	3,355	57,035
Ferro Corp. (I)	4,614	62,012
Georgia Gulf Corp. (I)	707	17,067
Hawkins, Inc.	522	18,907
Innospec, Inc. (I)	1,263	42,449
Intrepid Potash, Inc. (I)	3,128	101,660
Koppers Holdings, Inc.	1,224	46,426
Kraton Performance Polymers, Inc. (I)	16,040	628,287
Kronos Worldwide, Inc.	22,875	719,419
LSB Industries, Inc. (I)	1,004	43,092
NewMarket Corp.	2,161	368,904
Olin Corp.	1,657	37,548
Omnova Solutions, Inc. (I)	2,409	16,767
PolyOne Corp.	3,635	56,233
Rockwood Holdings, Inc. (I)	3,849	212,811
Sensient Technologies Corp.	10,230	379,226
Solutia, Inc. (I)	7,250	$165,663
Stepan Company	168	11,911
STR Holdings, Inc. (I)(L)	1,722	25,692
W.R. Grace & Company (I)	4,350	198,490
Zoltek Companies, Inc. (I)(L)	1,739	18,312
		3,302,819
Construction Materials - 0.01%
Headwaters, Inc. (I)	1,807	5,656
Texas Industries, Inc.	377	15,695
United States Lime & Minerals, Inc. (I)	133	5,454
		26,805
Containers & Packaging - 0.28%
Graham Packaging Company, Inc. (I)	1,366	34,451
Graphic Packaging Holding Company (I)	4,067	22,124
Rock-Tenn Company, Class A	1,113	73,836
Silgan Holdings, Inc.	13,635	558,626
		689,037
Metals & Mining - 0.92%
AK Steel Holding Corp. (L)	2,295	36,169
Allied Nevada Gold Corp. (I)	5,029	177,876
General Moly, Inc. (I)(L)	3,502	15,619
Globe Specialty Metals, Inc.	3,577	80,196
Gold Resource Corp. (L)	1,891	47,143
Golden Minerals Company (I)	680	12,090
Haynes International, Inc.	362	22,419
Hecla Mining Company (I)	5,811	44,687
Materion Corp. (I)	1,142	42,220
Metals USA Holdings Corp. (I)	385	5,736
Paramount Gold and Silver Corp. (I)(L)	6,027	19,648
Royal Gold, Inc.	1,520	89,026
RTI International Metals, Inc. (I)(L)	18,153	696,531
Schnitzer Steel Industries, Inc.	1,433	82,541
Stillwater Mining Company (I)(L)	39,017	858,764
US Gold Corp. (I)	6,936	41,824
Worthington Industries, Inc.	2,294	52,991
		2,325,480
Paper & Forest Products - 0.26%
Buckeye Technologies, Inc.	19,524	526,757
Clearwater Paper Corp. (I)	683	46,635
Deltic Timber Corp.	410	22,013
KapStone Paper and Packaging Corp. (I)	2,326	38,542
Mercer International, Inc. (I)	695	7,006
Schweitzer-Mauduit International, Inc.	359	20,158
		661,111
		7,005,252
Telecommunication Services - 3.89%
Diversified Telecommunication Services - 1.70%
AboveNet, Inc. (L)	9,084	640,059
Alaska Communications
Systems Group, Inc. (L)	2,660	23,594
Atlantic Tele-Network, Inc.	6,927	265,720
Cbeyond, Inc. (I)	1,742	23,047
Cogent Communications Group, Inc. (I)	158,210	2,691,152
General Communication, Inc., Class A (I)	1,978	23,874
Global Crossing, Ltd. (I)	1,985	76,184
Iridium Communications, Inc. (I)(L)	804	6,954
Level 3 Communications, Inc. (I)(L)	99,545	242,890
Neutral Tandem, Inc. (I)	1,876	32,680
PAETEC Holding Corp. (I)	5,034	24,113
Premiere Global Services, Inc. (I)	1,919	15,314
TW Telecom, Inc. (I)	8,507	174,649

The accompanying notes are an integral part of the financial statements.

199

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Vonage Holdings Corp. (I)	8,568	$37,785
		4,278,015
Wireless Telecommunication Services - 2.19%
Leap Wireless International, Inc. (I)(L)	1,871	30,366
NII Holdings, Inc. (I)	56,900	2,411,422
NTELOS Holdings Corp.	655	13,375
Pendrell Corp. (I)(L)	8,326	23,063
SBA Communications Corp., Class A (I)	78,910	3,013,573
Shenandoah Telecommunications Company	1,341	22,824
		5,514,623
		9,792,638
Utilities - 0.22%
Electric Utilities - 0.08%
ITC Holdings Corp.	3,019	216,674
Independent Power Producers & Energy Traders - 0.03%
Dynegy, Inc. (I)(L)	2,016	12,479
GenOn Energy, Inc. (I)	16,048	61,945
		74,424
Multi-Utilities - 0.11%
Avista Corp.	10,580	271,800
		562,898
TOTAL COMMON STOCKS (Cost $202,483,145)		$245,441,588

CORPORATE BONDS - 0.00%
Financials - 0.00%
GAMCO Investors, Inc. Zero
Coupon 12/31/2015 (Z)	$400	$267
TOTAL CORPORATE BONDS (Cost $314)		$267

INVESTMENT COMPANIES - 0.40%
Financials - 0.40%
iShares Russell 2000 Growth Index Fund	10,710	1,015,843
TOTAL INVESTMENT COMPANIES (Cost $971,171)		$1,015,843

SECURITIES LENDING COLLATERAL - 14.85%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	3,738,724	37,416,779
TOTAL SECURITIES LENDING
COLLATERAL (Cost $37,416,147)		$37,416,779

SHORT-TERM INVESTMENTS - 1.87%
Money Market Funds - 0.25%
State Street Institutional Liquid Reserves
Fund, 0.1511% (Y)	$631,691	$631,691
Repurchase Agreement - 1.62%
Repurchase Agreement with State Street Corp. dated 06/30/2011 at 0.010% to be repurchased at $4,089,001 on 07/01/2011, collateralized by $450,000 U.S. Treasury Notes, 1.000% due 04/30/2012 (valued at $453,734, including interest) and $2,860,000 U.S. Treasury Notes, 3.125% due 04/30/2017 (valued at $3,051,108, including interest), and $680,000 U.S. Treausry Bills, 0.010% due 08/11/2011 (valued at $679,984, including interest)	$4,089,000	$4,089,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,720,691)		$4,720,691
Total Investments (Smaller Company Growth Trust)
(Cost $245,591,468) - 114.50%		$288,595,168
Other assets and liabilities, net - (14.50%)		(36,555,404)
TOTAL NET ASSETS - 100.00%		$252,039,764

Strategic Allocation Trust

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS - 31.83%
Consumer Discretionary - 3.43%
AOL Time Warner, Inc.
6.875%, 05/01/2012	$100,000	$105,083
Comcast Cable Holdings LLC
9.800%, 02/01/2012	125,000	131,450
DaimlerChrysler North America LLC
5.750%, 09/08/2011	100,000	100,908
		337,441
Consumer Staples - 5.21%
Anheuser-Busch Companies Inc,
4.700%, 04/15/2012	175,000	180,477
ConAgra Foods, Inc.
6.750%, 09/15/2011	100,000	101,192
Dr. Pepper Snapple Group, Inc.
1.700%, 12/21/2011	125,000	125,723
The Kroger Company
6.200%, 06/15/2012	100,000	105,043
		512,435
Energy - 2.10%
Kinder Morgan Energy Partners LP
7.125%, 03/15/2012	100,000	104,386
PPL Energy Supply LLC
6.400%, 11/01/2011	100,000	101,840
		206,226
Financials - 15.15%
American Express Bank FSB
0.340%, 06/12/2012 (P)	125,000	124,721
Bank of America Corp.
6.250%, 04/15/2012	125,000	129,969
BNP Paribas / BNP Paribas US Medium-Term
Note Program LLC
1.250%, 06/11/2012 (P)	100,000	100,381
Capital One Financial Corp.
4.800%, 02/21/2012	125,000	128,004
Credit Suisse New York
3.450%, 07/02/2012	125,000	128,315

The accompanying notes are an integral part of the financial statements.

200

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Strategic Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
General Electric Capital Corp.
0.552%, 06/08/2012 (P)	$125,000	$125,439
Hartford Financial Services Group, Inc.
5.250%, 10/15/2011	100,000	101,211
HSBC Finance Corp.
7.000%, 05/15/2012	100,000	105,323
Jefferies Group, Inc.
7.750%, 03/15/2012	125,000	130,545
Morgan Stanley Dean Witter
6.600%, 04/01/2012	100,000	104,442
Prudential Financial, Inc.
5.800%, 06/15/2012	100,000	104,526
The Goldman Sachs Group, Inc.
6.600%, 01/15/2012	100,000	103,088
Wachovia Corp
0.404%, 04/23/2012 (P)	105,000	105,087
		1,491,051
Health Care - 2.07%
Teva Pharmaceutical Finance III LLC
1.500%, 06/15/2012	100,000	100,940
Wellpoint Health Networks, Inc.
6.375%, 01/15/2012	100,000	103,126
		204,066
Telecommunication Services - 3.87%
BellSouth Corp.
6.000%, 10/15/2011	125,000	126,899
Telecom Italia Capital SA
6.200%, 07/18/2011	125,000	125,217
Vodafone Group PLC
5.350%, 02/27/2012	125,000	128,802
		380,918
TOTAL CORPORATE BONDS (Cost $3,133,584)		$3,132,137

SHORT-TERM INVESTMENTS - 52.34%
U.S. Government - 22.87%
U.S. Treasury Bill, 0.0150%, 08/18/2011 *	1,850,000	1,849,918
U.S. Treasury Bill, 0.0300%, 08/18/2011 *	400,000	399,965
		2,249,883
U.S. Government & Agency
Obligations - 29.47%
Federal Home Loan Bank Discount Notes,
0.0011%, 07/01/2011 *	2,900,000	2,900,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,149,883)		$5,149,883
Total Investments (Strategic Allocation Trust)
(Cost $8,283,467) - 84.17%		$8,282,020
Other assets and liabilities, net - 15.83%		1,557,592
TOTAL NET ASSETS - 100.00%		$9,839,612

U.S. Equity Trust (formerly U.S. Multi-Sector Trust)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.18%
Consumer Discretionary - 6.28%
Auto Components - 0.08%
Autoliv, Inc. (L)	1,000	$78,450
BorgWarner, Inc. (I)(L)	2,600	210,054
Lear Corp.	1,380	$73,802
TRW Automotive Holdings Corp. (I)	4,800	283,344
		645,650
Distributors - 0.17%
Audiovox Corp., Class A (I)	10,800	81,648
Genuine Parts Company (L)	24,300	1,321,920
		1,403,568
Diversified Consumer Services - 0.29%
Apollo Group, Inc., Class A (I)	33,600	1,467,648
Career Education Corp. (I)	4,300	90,945
DeVry, Inc.	1,600	94,608
H &R Block, Inc.	15,400	247,016
ITT Educational Services, Inc. (I)(L)	1,130	88,411
Pre-Paid Legal Services, Inc. (I)(L)	1,300	86,437
Weight Watchers International, Inc.	4,300	324,521
		2,399,586
Hotels, Restaurants & Leisure - 2.01%
Brinker International, Inc.	4,400	107,624
Chipotle Mexican Grill, Inc. (I)(L)	630	194,160
Choice Hotels International, Inc.	5,100	170,136
Einstein Noah Restaurant Group, Inc.	6,900	103,293
Las Vegas Sands Corp. (I)	13,200	557,172
McDonald’s Corp.	177,401	14,958,452
Penn National Gaming, Inc. (I)	2,300	92,782
Ruth’s Hospitality Group, Inc. (I)(L)	15,200	85,272
Six Flags Entertainment Corp.	2,000	74,900
Yum! Brands, Inc.	6,600	364,584
		16,708,375
Household Durables - 0.07%
Fortune Brands, Inc.	4,700	299,719
MDC Holdings, Inc. (L)	2,800	68,992
Mohawk Industries, Inc. (I)	1,400	83,986
Newell Rubbermaid, Inc.	4,300	67,854
NVR, Inc. (I)	119	86,332
		606,883
Internet & Catalog Retail - 0.19%
Amazon.com, Inc. (I)	2,060	421,249
Liberty Media Corp. - Interactive, Series A (I)	16,100	269,997
Netflix, Inc. (I)	1,040	273,198
priceline.com, Inc. (I)	1,280	655,270
		1,619,714
Leisure Equipment & Products - 0.01%
Polaris Industries, Inc.	1,100	122,287
Media - 0.57%
Arbitron, Inc.	3,900	161,187
CBS Corp., Class B	14,500	413,105
Charter Communications, Inc., Class A (I)	6,600	358,116
Clear Channel Outdoor
Holdings, Inc., Class A (I)	5,500	69,850
Comcast Corp., Class A	23,000	582,820
DIRECTV, Class A (I)	5,200	264,264
Gannett Company, Inc.	16,000	229,120
John Wiley & Sons, Inc.	1,500	78,015
Liberty Global, Inc., Series A (I)	3,600	162,144
Liberty Media Corp. - Capital, Series A (I)	1,100	94,325
News Corp., Class A	19,000	336,300
Omnicom Group, Inc.	1,700	81,872
The McGraw-Hill Companies, Inc.	23,200	972,312
The Washington Post Company, Class B	184	77,087

The accompanying notes are an integral part of the financial statements.

201

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (formerly U.S. Multi-Sector Trust) (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
Time Warner, Inc.	23,333	$848,621
		4,729,138
Multiline Retail - 0.51%
Big Lots, Inc. (I)(L)	2,400	79,560
Dillard’s, Inc., Class A	1,700	88,638
Dollar Tree, Inc. (I)	21,500	1,432,330
Family Dollar Stores, Inc.	12,600	662,256
J.C. Penney Company, Inc.	11,800	407,572
Macy’s, Inc.	10,000	292,400
Sears Holdings Corp. (I)(L)	10,300	735,832
Target Corp.	11,000	516,010
		4,214,598
Specialty Retail - 1.03%
Abercrombie & Fitch Company, Class A	2,400	160,608
Advance Auto Parts, Inc.	14,100	824,709
Aeropostale, Inc. (I)(L)	61,510	1,076,425
AutoNation, Inc. (I)(L)	9,500	347,795
AutoZone, Inc. (I)	2,000	589,700
Barnes & Noble, Inc. (I)	4,200	69,636
Best Buy Company, Inc.	24,600	772,686
Cabela’s, Inc. (I)(L)	3,800	103,170
Destination Maternity Corp.	5,400	107,892
Foot Locker, Inc.	2,400	57,024
GameStop Corp., Class A (I)	6,600	176,022
Group 1 Automotive, Inc. (L)	2,000	82,360
Guess?, Inc. (L)	1,900	79,914
JOS A Bank Clothiers, Inc. (I)	1,800	90,018
O’Reilly Automotive, Inc. (I)	1,300	85,163
Penske Automotive Group, Inc. (L)	5,600	127,344
RadioShack Corp. (L)	7,900	105,149
Rent-A-Center, Inc.	3,300	100,848
Ross Stores, Inc.	14,600	1,169,752
The Gap, Inc. (L)	8,600	155,660
TJX Companies, Inc.	42,400	2,227,272
Tractor Supply Company	1,300	86,944
		8,596,091
Textiles, Apparel & Luxury Goods - 1.35%
Carter’s, Inc. (I)(L)	2,600	79,976
Coach, Inc.	34,400	2,199,192
Deckers Outdoor Corp. (I)	930	81,970
Fossil, Inc. (I)	4,200	494,424
NIKE, Inc., Class B	79,200	7,126,416
Polo Ralph Lauren Corp.	650	86,197
Steven Madden, Ltd. (I)	2,850	106,904
Under Armour, Inc., Class A (I)	1,400	108,234
VF Corp. (L)	8,410	912,990
		11,196,303
		52,242,193
Consumer Staples - 22.95%
Beverages - 5.78%
Brown Forman Corp., Class B (L)	23,800	1,777,622
Coca-Cola Enterprises, Inc.	16,700	487,306
Constellation Brands, Inc., Class A (I)	3,700	77,034
Hansen Natural Corp. (I)	17,400	1,408,530
PepsiCo, Inc.	271,976	19,155,270
The Coca-Cola Company	373,900	25,159,731
		48,065,493
Food & Staples Retailing - 6.01%
Costco Wholesale Corp.	37,100	3,014,004
CVS Caremark Corp.	38,600	$1,450,588
Safeway, Inc.	13,700	320,169
SUPERVALU, Inc. (L)	9,279	87,315
Sysco Corp.	97,400	3,036,932
The Kroger Company	38,400	952,320
Wal-Mart Stores, Inc.	631,803	33,574,011
Walgreen Company	177,000	7,515,420
		49,950,759
Food Products - 2.10%
Archer-Daniels-Midland Company	5,700	171,855
Bunge, Ltd. (L)	3,500	241,325
Campbell Soup Company (L)	45,400	1,568,570
Corn Products International, Inc.	1,800	99,504
Darling International, Inc. (I)	4,200	74,340
Dean Foods Company (I)	8,800	107,976
Farmer Brothers Company	10,700	108,498
Flowers Foods, Inc. (L)	24,150	532,266
Fresh Del Monte Produce, Inc.	2,800	74,676
General Mills, Inc.	106,600	3,967,652
Green Mountain Coffee Roasters, Inc. (I)	1,300	116,038
H.J. Heinz Company (L)	36,400	1,939,392
Hormel Foods Corp.	44,600	1,329,526
Kellogg Company	59,500	3,291,540
McCormick & Company, Inc.	21,800	1,080,626
The Hershey Company	37,600	2,137,560
The J.M. Smucker Company	8,400	642,096
		17,483,440
Household Products - 5.34%
Church & Dwight Company, Inc.	25,000	1,013,500
Clorox Company (L)	22,300	1,503,912
Colgate-Palmolive Company	82,600	7,220,066
Energizer Holdings, Inc. (I)	1,200	86,832
Kimberly-Clark Corp.	64,900	4,319,744
Spectrum Brands Holdings, Inc. (I)	3,000	96,000
The Procter & Gamble Company	474,600	30,170,322
		44,410,376
Personal Products - 0.66%
Avon Products, Inc.	40,400	1,131,200
Herbalife, Ltd.	20,300	1,170,092
The Estee Lauder
Companies, Inc., Class A (L)	30,391	3,196,829
		5,498,121
Tobacco - 3.06%
Altria Group, Inc.	130,600	3,449,146
Lorillard, Inc.	24,050	2,618,324
Philip Morris International, Inc.	255,069	17,030,957
Reynolds American, Inc.	64,300	2,382,315
		25,480,742
		190,888,931
Energy - 3.83%
Energy Equipment & Services - 0.81%
Atwood Oceanics, Inc. (I)	2,400	105,912
Baker Hughes, Inc.	9,000	653,040
Diamond Offshore Drilling, Inc. (L)	1,030	72,522
Dril-Quip, Inc. (I)	1,200	81,396
Gulfmark Offshore, Inc., Class A (I)	2,900	128,151
Halliburton Company	15,200	775,200
Helmerich & Payne, Inc.	1,200	79,344
McDermott International, Inc. (I)	10,700	211,967

The accompanying notes are an integral part of the financial statements.

202

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (formerly U.S. Multi-Sector Trust) (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy Equipment & Services (continued)
National Oilwell Varco, Inc.	21,600	$1,689,336
Oceaneering International, Inc.	2,000	81,000
Oil States International, Inc. (I)	1,100	87,901
Patterson-UTI Energy, Inc.	3,000	94,830
Rowan Companies, Inc. (I)	2,000	77,620
RPC, Inc. (L)	4,400	107,976
Schlumberger, Ltd.	26,837	2,318,717
SEACOR Holdings, Inc.	740	73,970
Weatherford International, Ltd. (I)	4,000	75,000
		6,713,882
Oil, Gas & Consumable Fuels - 3.02%
Anadarko Petroleum Corp.	6,600	506,616
Apache Corp.	650	80,204
Apco Oil and Gas International, Inc.	1,000	86,930
Berry Petroleum Company, Class A	1,600	85,008
Chevron Corp.	47,737	4,909,273
Cloud Peak Energy, Inc. (I)	3,900	83,070
Cobalt International Energy, Inc. (I)	5,900	80,417
Concho Resources, Inc. (I)	710	65,214
ConocoPhillips	78,188	5,878,956
CVR Energy, Inc. (I)	3,900	96,018
Energy Partners, Ltd. (I)	7,000	103,670
Exxon Mobil Corp.	103,900	8,455,382
Hess Corp.	7,520	562,195
HollyFrontier Corp.	1,400	97,160
Marathon Oil Corp.	27,000	1,422,360
Murphy Oil Corp.	6,500	426,790
Occidental Petroleum Corp.	3,635	378,185
Peabody Energy Corp.	4,800	282,768
Pioneer Natural Resources Company	2,020	180,931
Plains Exploration & Production Company (I)	2,200	83,864
SemGroup Corp., Class A (I)	2,400	61,608
Stone Energy Corp. (I)	2,400	72,936
Tesoro Corp. (I)(L)	4,000	91,640
The Williams Companies, Inc.	7,200	217,800
Valero Energy Corp.	24,200	618,794
W &T Offshore, Inc. (L)	3,100	80,972
Western Refining, Inc. (I)	3,000	54,210
World Fuel Services Corp. (L)	2,100	75,453
		25,138,424
		31,852,306
Financials - 1.53%
Capital Markets - 0.04%
American Capital, Ltd. (I)	9,500	94,335
GAMCO Investors, Inc., Class A	1,900	87,951
Safeguard Scientifics, Inc. (I)	5,900	111,392
		293,678
Commercial Banks - 0.09%
CapitalSource, Inc.	31,800	205,110
CIT Group, Inc. (I)	8,200	362,932
OmniAmerican Bancorp, Inc. (I)	6,500	97,305
West Coast Bancorp (I)	4,600	77,096
		742,443
Consumer Finance - 0.17%
Capital One Financial Corp.	4,100	211,847
Cash America International, Inc. (L)	1,900	109,953
Credit Acceptance Corp. (I)	1,500	126,705
Discover Financial Services	11,400	304,950
EZCORP, Inc., Class A (I)	3,700	131,628
First Cash Financial Services, Inc. (I)(L)	2,700	113,373
SLM Corp.	18,800	$316,028
World Acceptance Corp. (I)	1,900	124,583
		1,439,067
Diversified Financial Services - 0.20%
Bank of America Corp.	89,857	984,833
Citigroup, Inc.	8,300	345,612
Leucadia National Corp. (L)	4,600	156,860
Marlin Business Services Corp. (I)	6,600	83,490
Moody’s Corp.	2,100	80,535
		1,651,330
Insurance - 0.87%
ACE, Ltd.	4,700	309,354
Allied World Assurance
Company Holdings, Ltd.	2,900	166,982
American Financial Group, Inc.	6,100	217,709
American International Group, Inc. (I)(L)	27,900	818,028
Amtrust Financial Services, Inc.	3,500	79,730
AON Corp.	6,200	318,060
Arch Capital Group, Ltd. (I)	6,900	220,248
Aspen Insurance Holdings, Ltd.	3,500	90,055
Assurant, Inc.	7,700	279,279
Axis Capital Holdings, Ltd.	5,000	154,800
Brown & Brown, Inc.	3,200	82,112
Chubb Corp.	3,400	212,874
CNO Financial Group, Inc. (I)	8,700	68,817
Employers Holdings, Inc.	4,700	78,819
Endurance Specialty Holdings, Ltd.	1,600	66,128
Enstar Group, Ltd. (I)	1,000	104,490
Erie Indemnity Company	1,300	91,936
Everest Re Group, Ltd.	900	73,575
Genworth Financial, Inc., Class A (I)	6,800	69,904
Hartford Financial Services Group, Inc.	13,000	342,810
Hilltop Holdings, Inc. (I)	7,100	62,764
MBIA, Inc. (I)(L)	7,200	62,568
Montpelier Re Holdings, Ltd. (L)	4,300	77,400
Old Republic International Corp.	5,500	64,625
PartnerRe, Ltd.	1,100	75,735
Presidential Life Corp. (L)	7,400	77,256
Protective Life Corp.	3,400	78,642
Prudential Financial, Inc.	8,600	546,874
RenaissanceRe Holdings, Ltd.	3,100	216,845
StanCorp Financial Group, Inc. (L)	1,900	80,161
Symetra Financial Corp.	7,000	94,010
The Travelers Companies, Inc.	27,000	1,576,260
Torchmark Corp.	1,200	76,968
Transatlantic Holdings, Inc.	1,400	68,614
Unitrin, Inc.	2,900	86,043
Validus Holdings, Ltd.	6,100	188,795
		7,279,270
Real Estate Investment Trusts - 0.09%
Annaly Capital Management, Inc.	15,700	283,228
CommonWealth	3,000	77,520
Getty Realty Corp. (L)	2,800	70,644
Hatteras Financial Corp.	2,100	59,283
One Liberty Properties, Inc.	4,800	74,112
Pennymac Mortgage Investment Trust	3,200	53,024
Starwood Property Trust, Inc.	3,600	73,836
Winthrop Realty Trust	6,200	74,028
		765,675
Real Estate Management & Development - 0.04%
Forest City Enterprises, Inc., Class A (I)	5,900	110,153

The accompanying notes are an integral part of the financial statements.

203

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (formerly U.S. Multi-Sector Trust) (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real Estate Management & Development (continued)
Tejon Ranch Company (I)(L)	3,400	$115,940
The Howard Hughes Corp. (I)	7	455
The St. Joe Company (I)(L)	4,000	83,360
		309,908
Thrifts & Mortgage Finance - 0.03%
Capitol Federal Financial, Inc.	6,800	79,968
Fox Chase Bancorp, Inc.	7,800	105,690
Oritani Financial Corp.	7,400	94,646
		280,304
		12,761,675
Health Care - 27.67%
Biotechnology - 2.45%
Alexion Pharmaceuticals, Inc. (I)	5,400	253,962
Amgen, Inc. (I)	181,900	10,613,865
AVEO Pharmaceuticals, Inc. (I)	5,800	119,538
Biogen Idec, Inc. (I)	22,600	2,416,392
Cephalon, Inc. (I)	4,100	327,590
Enzon Pharmaceuticals, Inc. (I)(L)	17,500	175,875
Gilead Sciences, Inc. (I)	145,301	6,016,914
PDL BioPharma, Inc. (L)	14,300	83,941
Synta Pharmaceuticals Corp. (I)	17,200	86,516
Theravance, Inc. (I)(L)	11,000	244,310
United Therapeutics Corp. (I)	1,310	72,181
		20,411,084
Health Care Equipment & Supplies - 4.54%
Alere, Inc. (I)	24,300	889,866
Baxter International, Inc.	98,901	5,903,401
Becton, Dickinson & Company	40,000	3,446,800
Boston Scientific Corp. (I)	11,300	78,083
C.R. Bard, Inc. (L)	14,110	1,550,125
CareFusion Corp. (I)	8,800	239,096
DENTSPLY International, Inc.	22,800	868,224
Edwards Lifesciences Corp. (I)	19,000	1,656,420
Gen-Probe, Inc. (I)	8,400	580,860
IDEXX Laboratories, Inc. (I)	11,300	876,428
Intuitive Surgical, Inc. (I)(L)	4,170	1,551,699
Kinetic Concepts, Inc. (I)(L)	5,400	311,202
Medtronic, Inc.	213,900	8,241,567
Palomar Medical Technologies, Inc. (I)	6,000	67,680
ResMed, Inc. (I)(L)	25,300	783,035
St. Jude Medical, Inc.	54,900	2,617,632
Stryker Corp.	64,800	3,803,112
Syneron Medical, Ltd., ADR (I)	8,500	103,105
The Cooper Companies, Inc.	1,600	126,784
Varian Medical Systems, Inc. (I)(L)	20,300	1,421,406
Zimmer Holdings, Inc. (I)	41,700	2,635,440
		37,751,965
Health Care Providers & Services - 3.81%
Aetna, Inc.	24,800	1,093,432
Amedisys, Inc. (I)	3,100	82,553
AMERIGROUP Corp. (I)	2,600	183,222
AmerisourceBergen Corp.	23,600	977,040
Cardinal Health, Inc.	23,100	1,049,202
Centene Corp. (I)	3,300	117,249
Chemed Corp.	1,300	85,176
Coventry Health Care, Inc. (I)	14,100	514,227
Express Scripts, Inc. (I)	96,910	5,231,202
Health Net, Inc. (I)	2,500	80,225
Healthspring, Inc. (I)	5,400	248,994
Henry Schein, Inc. (I)	15,700	1,123,963
Humana, Inc.	13,300	$1,071,182
Laboratory Corp. of America Holdings (I)	18,800	1,819,652
Lincare Holdings, Inc. (L)	18,744	548,637
McKesson Corp.	11,000	920,150
MEDNAX, Inc. (I)	8,700	628,053
Omnicare, Inc.	2,800	89,292
Patterson Companies, Inc. (L)	20,100	661,089
Quest Diagnostics, Inc.	25,800	1,524,780
Triple-S Management Corp., Class B (I)	21,552	468,325
UnitedHealth Group, Inc.	209,322	10,796,829
WellCare Health Plans, Inc. (I)	1,100	56,551
WellPoint, Inc.	30,000	2,363,100
		31,734,125
Health Care Technology - 0.21%
Cerner Corp. (I)(L)	25,240	1,542,416
Quality Systems, Inc.	2,400	209,520
		1,751,936
Life Sciences Tools & Services - 0.53%
Covance, Inc. (I)(L)	6,300	374,031
Furiex Pharmaceuticals, Inc. (I)	4,700	83,613
Illumina, Inc. (I)	2,700	202,905
Mettler-Toledo International, Inc. (I)	5,850	986,720
Pharmaceutical Product Development, Inc.	19,200	515,328
Techne Corp.	6,400	533,568
Thermo Fisher Scientific, Inc. (I)	3,700	238,243
Waters Corp. (I)	15,500	1,483,970
		4,418,378
Pharmaceuticals - 16.13%
Abbott Laboratories	292,301	15,380,879
Allergan, Inc.	54,800	4,562,100
Bristol-Myers Squibb Company	298,900	8,656,144
Eli Lilly & Company	281,501	10,564,733
Endo Pharmaceuticals Holdings, Inc. (I)	29,500	1,185,015
Forest Laboratories, Inc. (I)	73,500	2,891,490
Hospira, Inc. (I)	2,700	152,982
Johnson & Johnson	466,200	31,011,624
Merck & Company, Inc.	641,947	22,654,310
Pfizer, Inc.	1,746,594	35,979,836
Viropharma, Inc. (I)(L)	5,100	94,350
Warner Chilcott PLC, Class A	42,800	1,032,764
		134,166,227
		230,233,715
Industrials - 4.95%
Aerospace & Defense - 1.15%
Alliant Techsystems, Inc.	1,100	78,463
GenCorp, Inc. (I)(L)	15,001	96,306
General Dynamics Corp.	36,100	2,690,172
ITT Corp.	6,500	383,045
L-3 Communications Holdings, Inc.	4,700	411,015
Northrop Grumman Corp.	5,500	381,425
Precision Castparts Corp.	3,860	635,549
Raytheon Company	5,300	264,205
Rockwell Collins, Inc.	10,900	672,421
Spirit Aerosystems Holdings, Inc., Class A (I)	3,800	83,600
United Technologies Corp.	43,300	3,832,483
		9,528,684
Air Freight & Logistics - 0.37%
C.H. Robinson Worldwide, Inc. (L)	30,000	2,365,200

The accompanying notes are an integral part of the financial statements.

204

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (formerly U.S. Multi-Sector Trust) (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Air Freight & Logistics (continued)
Expeditors International of Washington, Inc.	14,600	$747,374
		3,112,574
Airlines - 0.01%
Republic Airways Holdings, Inc. (I)	18,900	103,194
Commercial Services & Supplies - 0.38%
Avery Dennison Corp.	2,100	81,123
Copart, Inc. (I)	12,000	559,200
Deluxe Corp.	3,800	93,898
Iron Mountain, Inc.	2,400	81,816
M &F Worldwide Corp. (I)	2,800	72,352
Pitney Bowes, Inc. (L)	15,000	344,850
R.R. Donnelley & Sons Company	8,600	168,646
Rollins, Inc.	25,100	511,538
Stericycle, Inc. (I)(L)	14,200	1,265,504
		3,178,927
Construction & Engineering - 0.03%
Granite Construction, Inc. (L)	3,200	78,496
KBR, Inc.	5,100	192,219
		270,715
Electrical Equipment - 0.04%
AMETEK, Inc.	1,750	78,575
Hubbell, Inc., Class B	1,200	77,940
Polypore International, Inc. (I)	1,100	74,624
Roper Industries, Inc. (L)	900	74,970
		306,109
Industrial Conglomerates - 2.00%
3M Company	119,500	11,334,575
Danaher Corp.	84,000	4,451,160
General Electric Company	37,800	712,908
Seaboard Corp. (I)	39	94,302
		16,592,945
Machinery - 0.57%
AGCO Corp. (I)	1,400	69,104
Caterpillar, Inc.	14,600	1,554,316
Cummins, Inc.	2,720	281,493
Deere & Company	6,200	511,190
Eaton Corp.	6,300	324,135
Ingersoll-Rand PLC	1,600	72,656
John Bean Technologies Corp.	4,600	88,872
Joy Global, Inc.	5,700	542,868
Meritor, Inc. (I)	5,500	88,220
Middleby Corp. (I)	1,200	112,848
Miller Industries, Inc.	5,700	106,533
Nordson Corp.	1,600	87,760
Oshkosh Corp. (I)	2,700	78,138
PACCAR, Inc.	4,100	209,469
Parker Hannifin Corp.	2,600	233,324
RBC Bearings, Inc. (I)	2,400	90,624
Robbins & Myers, Inc.	1,900	100,415
Timken Company	1,700	85,680
WABCO Holdings, Inc. (I)	1,700	117,402
		4,755,047
Professional Services - 0.17%
Dun & Bradstreet Corp. (L)	6,100	460,794
Manpower, Inc.	1,300	69,745
IHS, Inc., Class A (I)	9,300	775,806
Verisk Analytics, Inc., Class A (I)	3,000	103,860
		1,410,205
Road & Rail - 0.09%
Arkansas Best Corp.	3,400	$80,682
Hertz Global Holdings, Inc. (I)(L)	4,900	77,812
Ryder Systems, Inc.	1,700	96,645
Union Pacific Corp.	4,630	483,372
		738,511
Trading Companies & Distributors - 0.14%
RSC Holdings, Inc. (I)	9,800	117,208
WESCO International, Inc. (I)(L)	1,900	102,771
Fastenal Company (L)	24,600	885,354
United Rentals, Inc. (I)	2,600	66,040
		1,171,373
		41,168,284
Information Technology - 27.14%
Communications Equipment - 3.29%
Acme Packet, Inc. (I)(L)	900	63,117
Brocade Communications Systems, Inc. (I)	12,100	78,166
Cisco Systems, Inc.	416,593	6,503,017
F5 Networks, Inc. (I)	1,570	173,093
Harris Corp. (L)	5,200	234,312
Juniper Networks, Inc. (I)	1,800	56,700
Qualcomm, Inc.	345,902	19,643,775
Riverbed Technology, Inc. (I)	2,300	91,057
Seachange International, Inc. (I)(L)	9,300	100,254
Sycamore Networks, Inc.	3,300	73,392
Symmetricom, Inc. (I)	13,900	81,037
Viasat, Inc. (I)(L)	6,400	276,928
		27,374,848
Computers & Peripherals - 2.01%
Apple, Inc. (I)	26,110	8,764,344
Dell, Inc. (I)	66,200	1,103,554
Hewlett-Packard Company	144,500	5,259,800
Lexmark International, Inc., Class A (I)	2,200	64,372
NCR Corp. (I)	4,500	85,005
NetApp, Inc. (I)	5,700	300,846
Seagate Technology PLC	30,300	489,648
Western Digital Corp. (I)	17,557	638,724
		16,706,293
Electronic Equipment, Instruments & Components - 0.26%
Anixter International, Inc.	1,400	91,476
Arrow Electronics, Inc. (I)	6,000	249,000
Avnet, Inc.	2,300	73,324
Dolby Laboratories, Inc., Class A (I)(L)	12,300	522,258
FLIR Systems, Inc. (L)	12,600	424,746
Ingram Micro, Inc., Class A (I)	17,600	319,264
Richardson Electronics, Ltd.	6,000	81,540
SYNNEX Corp. (I)(L)	2,600	82,420
Tech Data Corp. (I)	1,700	83,113
Trimble Navigation, Ltd. (I)	2,100	83,244
Universal Display Corp. (I)	1,900	66,671
Vishay Intertechnology, Inc. (I)	4,400	66,176
		2,143,232
Internet Software & Services - 4.56%
AOL, Inc. (I)(L)	2,500	49,650
Earthlink, Inc.	7,400	56,943
eBay, Inc. (I)	210,000	6,776,700
Google, Inc., Class A (I)	60,355	30,562,565
IAC/InterActiveCorp (I)	2,800	106,876
j2 Global Communications, Inc. (I)(L)	2,900	81,867
OpenTable, Inc. (I)	1,100	91,432

The accompanying notes are an integral part of the financial statements.

205

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (formerly U.S. Multi-Sector Trust) (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet Software & Services (continued)
Rackspace Hosting, Inc. (I)	1,900	$81,206
SAVVIS, Inc. (I)	2,500	98,825
VeriSign, Inc.	2,400	80,304
		37,986,368
IT Services - 5.85%
Accenture PLC, Class A	118,300	7,147,686
Amdocs, Ltd. (I)	33,600	1,021,104
Automatic Data Processing, Inc.	64,200	3,382,056
Broadridge Financial Solutions, Inc.	3,500	84,245
CACI International, Inc., Class A (I)	1,600	100,928
Cognizant Technology
Solutions Corp., Class A (I)	43,400	3,182,956
Computer Sciences Corp.	6,500	246,740
Convergys Corp. (I)	7,000	95,480
CoreLogic, Inc. (I)	3,900	65,169
DST Systems, Inc.	1,600	84,480
Fidelity National Information Services, Inc.	3,000	92,370
Fiserv, Inc. (I)	4,400	275,572
Global Payments, Inc.	12,800	652,800
International Business Machines Corp.	163,942	28,124,250
Jack Henry & Associates, Inc.	17,600	528,176
Lender Processing Services, Inc.	2,900	60,639
MasterCard, Inc., Class A	2,170	653,908
NeuStar, Inc., Class A (I)	3,000	78,600
Paychex, Inc.	60,500	1,858,560
Syntel, Inc. (L)	1,600	94,592
The Western Union Company	3,900	78,117
Total Systems Services, Inc. (L)	31,600	587,128
VeriFone Systems, Inc. (I)	3,700	164,095
		48,659,651
Office Electronics - 0.03%
Xerox Corp.	23,600	245,676
Semiconductors & Semiconductor Equipment - 0.54%
Altera Corp.	3,700	171,495
Atmel Corp. (I)	14,100	198,387
Broadcom Corp., Class A (I)	6,400	215,296
Cypress Semiconductor Corp. (I)	3,900	82,446
Fairchild Semiconductor International, Inc. (I)	4,000	66,840
First Solar, Inc. (I)(L)	590	78,039
Maxim Integrated Products, Inc.	3,000	76,680
NVIDIA Corp. (I)	4,200	66,927
ON Semiconductor Corp. (I)	7,800	81,666
Skyworks Solutions, Inc. (I)	3,200	73,536
Texas Instruments, Inc.	100,400	3,296,132
TriQuint Semiconductor, Inc. (I)	6,200	63,178
		4,470,622
Software - 10.60%
Adobe Systems, Inc. (I)	35,000	1,100,750
ANSYS, Inc. (I)	11,300	617,771
Ariba, Inc. (I)	3,300	113,751
BMC Software, Inc. (I)	31,300	1,712,110
Citrix Systems, Inc. (I)	22,800	1,824,000
Compuware Corp. (I)	7,300	71,248
FactSet Research Systems, Inc. (L)	9,150	936,228
Fortinet, Inc. (I)	4,000	109,160
Informatica Corp. (I)	21,000	1,227,030
Intuit, Inc. (I)	58,200	3,018,252
MICROS Systems, Inc. (I)	13,400	666,114
Microsoft Corp.	1,567,836	40,763,736
MicroStrategy, Inc., Class A (I)	680	110,622
Oracle Corp.	1,021,900	33,630,726
Quest Software, Inc. (I)	14,800	$336,404
Red Hat, Inc. (I)	1,900	87,210
Rovi Corp. (I)	1,500	86,040
Salesforce.com, Inc. (I)	1,790	266,674
Symantec Corp. (I)	39,800	784,856
Take-Two Interactive Software, Inc. (I)(L)	5,100	77,928
TIBCO Software, Inc. (I)	7,800	226,356
VMware, Inc., Class A (I)	4,000	400,920
		88,167,886
		225,754,576
Materials - 0.97%
Chemicals - 0.59%
Celanese Corp., Series A	1,700	90,627
E.I. du Pont de Nemours & Company	16,200	875,610
Eastman Chemical Company	2,270	231,699
Ecolab, Inc.	33,400	1,883,092
Huntsman Corp.	5,500	103,675
Kronos Worldwide, Inc.	3,800	119,510
Monsanto Company	5,350	388,089
PPG Industries, Inc.	2,300	208,817
Sigma-Aldrich Corp. (L)	12,600	924,588
Westlake Chemical Corp.	1,400	72,660
		4,898,367
Construction Materials - 0.01%
Vulcan Materials Company (L)	1,900	73,207
Containers & Packaging - 0.01%
Sealed Air Corp.	2,900	68,991
Metals & Mining - 0.24%
Alcoa, Inc.	14,800	234,728
Freeport-McMoRan Copper & Gold, Inc.	22,780	1,205,062
Kaiser Aluminum Corp. (L)	1,900	103,778
Schnitzer Steel Industries, Inc.	1,300	74,880
Southern Copper Corp.	9,900	325,413
Walter Energy, Inc.	590	68,322
		2,012,183
Paper & Forest Products - 0.12%
Schweitzer-Mauduit International, Inc.	18,776	1,054,272
		8,107,020
Telecommunication Services - 1.84%
Diversified Telecommunication Services - 1.74%
AT &T, Inc.	189,705	5,958,634
CenturyLink, Inc.	25,800	1,043,094
Verizon Communications, Inc.	197,700	7,360,371
Windstream Corp. (L)	6,300	81,648
		14,443,747
Wireless Telecommunication Services - 0.10%
Crown Castle International Corp. (I)	1,900	77,501
MetroPCS Communications, Inc. (I)	4,900	84,329
Sprint Nextel Corp. (I)	112,800	607,992
Telephone & Data Systems, Inc.	2,400	74,592
		844,414
		15,288,161
Utilities - 0.02%
Gas Utilities - 0.01%
UGI Corp.	2,600	82,914

The accompanying notes are an integral part of the financial statements.

206

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (formerly U.S. Multi-Sector Trust) (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Independent Power Producers & Energy Traders - 0.01%
NRG Energy, Inc. (I)	4,200	$103,236
		186,150
TOTAL COMMON STOCKS (Cost $686,812,263)		$808,483,011

INVESTMENT COMPANIES - 0.63%
Financials - 0.63%
SPDR S&P 500 ETF Trust (L)	39,999	5,278,668
TOTAL INVESTMENT COMPANIES (Cost $5,126,685)		$5,278,668

SECURITIES LENDING COLLATERAL - 3.91%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	3,250,837	32,534,055
TOTAL SECURITIES LENDING
COLLATERAL (Cost $32,533,848)		$32,534,055

SHORT-TERM INVESTMENTS - 2.06%
Money Market Funds - 2.06%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	$17,114,925	$17,114,925
TOTAL SHORT-TERM INVESTMENTS (Cost $17,114,925)		$17,114,925
Total Investments (U.S. Equity Trust (formerly U.S. Multi-
Sector Trust)) (Cost $741,587,721) - 103.78%		$863,410,659
Other assets and liabilities, net - (3.78%)		(31,456,484)
TOTAL NET ASSETS - 100.00%		$831,954,175

Utilities Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 91.04%
Consumer Discretionary - 8.09%
Media - 8.09%
Comcast Corp., Special Class A	246,710	$5,977,783
DIRECTV, Class A (I)	12,320	626,102
Kabel Deutschland Holding AG (I)	8,410	517,086
Time Warner Cable, Inc. (L)	35,830	2,796,173
Viacom, Inc., Class B	16,650	849,150
Virgin Media, Inc. (L)	191,790	5,740,275
		16,506,569
		16,506,569
Energy - 14.04%
Oil, Gas & Consumable Fuels - 14.04%
Arch Coal, Inc.	32,160	857,386
El Paso Corp.	335,806	6,783,281
EOG Resources, Inc. (L)	5,900	616,845
EQT Corp.	85,060	4,467,351
Kinder Morgan, Inc. (L)	52,410	1,505,739
Occidental Petroleum Corp.	12,050	1,253,682
QEP Resources, Inc.	114,261	4,779,538
Spectra Energy Corp. (L)	86,280	2,364,935
The Williams Companies, Inc.	198,351	6,000,114
		28,628,871
		28,628,871
Financials - 0.39%
Capital Markets - 0.39%
Hutchison Port Holdings Trust (I)	944,000	$799,013
Telecommunication Services - 20.18%
Diversified Telecommunication Services - 10.08%
AT &T, Inc.	6,470	203,223
Bezek Israeli Telecommunications Corp., Ltd.	587,390	1,486,563
CenturyLink, Inc.	52,758	2,133,006
Deutsche Telekom AG	106,050	1,663,404
Frontier Communications Corp. (L)	63,170	509,782
Koninklijke (Royal) KPN NV	125,433	1,823,303
Portugal Telecom SGPS SA	129,388	1,281,298
TDC A/S	223,614	2,043,739
Telecom Italia SpA	976,872	1,136,881
Telecomunicacoes de Sao
Paulo SA, ADR (L)	143,391	4,258,713
Telenet Group Holding NV (I)	57,924	2,754,923
Xl Axiata Tbk Pt	1,769,000	1,269,313
		20,564,148
Wireless Telecommunication Services - 10.10%
America Movil SAB de CV, Series L, ADR	20,840	1,122,859
American Tower Corp., Class A (I)	48,780	2,552,657
Cellcom Israel, Ltd. (L)	114,130	3,163,684
Crown Castle International Corp. (I)	24,100	983,039
Millicom International Cellular SA	1,920	200,322
Mobile TeleSystems, ADR	108,595	2,065,477
MTN Group, Ltd.	64,739	1,379,405
NII Holdings, Inc. (I)	78,540	3,328,525
Partner Communications
Company, Ltd., ADR	63,440	946,525
SBA Communications Corp., Class A (I)	29,730	1,135,389
Tim Participacoes SA, ADR (L)	40,800	2,007,768
Vodafone Group PLC	645,306	1,714,986
		20,600,636
		41,164,784
Utilities - 48.34%
Electric Utilities - 19.88%
American Electric Power Company, Inc.	105,050	3,958,284
CEZ AS (L)	83,172	4,279,465
Cia Paranaense de Energia, ADR (L)	36,520	991,883
E.ON AG	25,672	728,776
Edison International	94,700	3,669,625
Electricidade de Portugal SA	998,356	3,544,379
Empresa Electrica Del Norte Grande SA	344,790	969,411
Enersis SA, ADR (L)	70,970	1,639,407
EVN AG (L)	12,968	224,737
Fortum OYJ	93,782	2,716,006
Hawaiian Electric Industries, Inc.	640	15,398
Light SA	128,780	2,422,696
NextEra Energy, Inc.	90,510	5,200,705
Northeast Utilities	44,150	1,552,756
NV Energy, Inc.	65,370	1,003,430
PPL Corp. (L)	79,941	2,224,758
Red Electrica de Espana	53,022	3,203,974
Scottish & Southern Energy PLC	97,849	2,188,600
		40,534,290
Gas Utilities - 2.86%
AGL Resources, Inc. (L)	29,920	1,218,043
Enagas SA (L)	116,265	2,819,300
Questar Corp. (L)	55,931	990,538
UGI Corp.	25,310	807,136
		5,835,017

The accompanying notes are an integral part of the financial statements.

207

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Utilities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Independent Power Producers & Energy Traders - 9.75%
Calpine Corp. (I)(L)	167,190	$2,696,775
China Hydroelectric Corp., ADR (I)(L)	44,940	183,355
Constellation Energy Group, Inc.	80,801	3,067,206
EDP Renovaveis SA (I)	216,799	1,430,243
GenOn Energy, Inc. (I)	107,070	413,290
International Power PLC	463,602	2,393,743
NRG Energy, Inc. (I)(L)	94,012	2,310,815
The AES Corp. (I)	382,790	4,876,745
Tractebel Energia SA	142,200	2,505,687
		19,877,859
Multi-Utilities - 13.67%
Alliant Energy Corp. (L)	17,230	700,572
CenterPoint Energy, Inc.	156,650	3,031,178
Centrica PLC	134,428	697,556
CMS Energy Corp. (L)	291,570	5,741,013
National Grid PLC	290,153	2,855,310
NiSource, Inc. (L)	58,220	1,178,955
OGE Energy Corp. (L)	48,460	2,438,507
PG &E Corp.	84,820	3,564,985
Public Service Enterprise Group, Inc.	152,690	4,983,802
Sempra Energy	26,880	1,421,414
Wisconsin Energy Corp. (L)	12,350	387,173
Xcel Energy, Inc.	36,210	879,903
		27,880,368
Water Utilities - 2.18%
Aguas Andinas Sa	2,863,101	1,550,553
American Water Works Company, Inc.	40,710	1,198,910
Cia de Saneamento de Minas Gerais	85,100	1,706,744
		4,456,207
		98,583,741
TOTAL COMMON STOCKS (Cost $150,512,249)		$185,682,978

PREFERRED SECURITIES - 4.35%
Utilities - 4.35%
Electric Utilities - 3.52%
Cia Paranaense de Energia	31,600	840,291
Eletropaulo Metropolitana Eletricidade de
Sao Paulo SA	82,800	1,796,436
Great Plains Energy, Inc., 12.000%	13,790	899,660
Nextera Energy, Inc., 7.000%	22,540	1,166,445
PPL Corp., 9.500%	25,870	1,446,133
PPL Corp., 8.750%	18,810	1,032,857
		7,181,822
Independent Power Producers & Energy Traders - 0.83%
AES Tiete SA	103,736	1,680,355
		8,862,177
TOTAL PREFERRED SECURITIES (Cost $7,388,794)		$8,862,177

CORPORATE BONDS - 0.29%
Utilities - 0.29%
Independent Power Producers & Energy Traders - 0.29%
Genon Energy, Inc.GenOn Energy, Inc.
9.875%, 10/15/2020	$565,000	$590,425
TOTAL CORPORATE BONDS (Cost $569,045)		$590,425

CONVERTIBLE BONDS - 0.97%
Consumer Discretionary - 0.62%
Media - 0.62%
Virgin Media, Inc. 6.500%, 11/15/2016	$708,000	$1,266,435
Telecommunication Services - 0.35%
Wireless Telecommunication Services - 0.35%
SBA Communications Corp.
4.000%, 10/01/2014	$503,000	$705,458
TOTAL CONVERTIBLE BONDS (Cost $1,459,739)		$1,971,893

SECURITIES LENDING COLLATERAL - 16.75%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	3,413,499	34,161,955
TOTAL SECURITIES LENDING
COLLATERAL (Cost $34,161,696)		$34,161,955
Total Investments (Utilities Trust)
(Cost $194,091,523) - 113.40%		$231,269,428
Other assets and liabilities, net - (13.40%)		(27,322,984)
TOTAL NET ASSETS - 100.00%		$203,946,444

Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 94.39%
Consumer Discretionary - 14.51%
Auto Components - 0.72%
Visteon Corp. (I)	30,057	$2,056,199
Automobiles - 3.17%
Harley-Davidson, Inc.	221,623	9,079,894
Hotels, Restaurants & Leisure - 2.51%
Darden Restaurants, Inc.	144,361	7,183,403
Household Durables - 6.21%
Mohawk Industries, Inc. (I)	87,168	5,229,208
Newell Rubbermaid, Inc.	488,146	7,702,944
Whirlpool Corp.	60,090	4,886,519
		17,818,671
Specialty Retail - 1.90%
Staples, Inc.	345,597	5,460,433
		41,598,600
Consumer Staples - 8.87%
Food & Staples Retailing - 4.40%
Safeway, Inc.	318,123	7,434,533
Sysco Corp.	166,224	5,182,864
		12,617,397
Food Products - 2.85%
ConAgra Foods, Inc.	316,177	8,160,528
Personal Products - 1.62%
Avon Products, Inc.	165,594	4,636,632
		25,414,557
Energy - 9.21%
Oil, Gas & Consumable Fuels - 9.21%
El Paso Corp.	424,114	8,567,103
Murphy Oil Corp.	60,359	3,963,172
Pioneer Natural Resources Company	62,146	5,566,417
The Williams Companies, Inc.	275,061	8,320,595
		26,417,287
		26,417,287

The accompanying notes are an integral part of the financial statements.

208

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Value Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 19.24%
Capital Markets - 4.06%
Northern Trust Corp.	126,435	$5,810,953
The Charles Schwab Corp.	354,073	5,824,501
		11,635,454
Commercial Banks - 7.09%
BB &T Corp.	210,287	5,644,103
Comerica, Inc.	144,539	4,996,713
First Horizon National Corp.	84,293	804,155
Wintrust Financial Corp.	177,276	5,704,742
Zions Bancorporation	132,707	3,186,295
		20,336,008
Insurance - 6.54%
ACE, Ltd.	94,202	6,200,376
Marsh & McLennan Companies, Inc.	203,850	6,358,082
Willis Group Holdings PLC	150,420	6,183,766
		18,742,224
Real Estate Investment Trusts - 1.55%
Weingarten Realty Investors	176,500	4,440,740
		55,154,426
Health Care - 4.64%
Health Care Providers & Services - 4.64%
Brookdale Senior Living, Inc. (I)	281,904	6,836,172
Healthsouth Corp. (I)	246,108	6,460,335
		13,296,507
		13,296,507
Industrials - 11.49%
Aerospace & Defense - 2.86%
Goodrich Corp.	85,653	8,179,862
Commercial Services & Supplies - 2.45%
Avery Dennison Corp.	181,788	7,022,470
Electrical Equipment - 1.84%
The Babcock & Wilcox Company (I)	190,695	5,284,158
Machinery - 3.21%
Snap-On, Inc.	147,435	9,211,739
Road & Rail - 1.13%
Swift Transporation Company (I)	238,256	3,228,369
		32,926,598
Information Technology - 8.32%
Computers & Peripherals - 1.89%
Diebold, Inc.	174,642	5,415,648
Electronic Equipment, Instruments & Components - 1.12%
Flextronics International, Ltd. (I)	500,781	3,215,014
IT Services - 2.41%
Fidelity National Information Services, Inc.	224,835	6,922,670
Office Electronics - 2.90%
Zebra Technologies Corp., Class A (I)	196,864	8,301,755
		23,855,087
Materials - 7.18%
Chemicals - 5.14%
Valspar Corp.	161,575	5,826,395
W.R. Grace & Company (I)	195,304	8,911,722
		14,738,117
Containers & Packaging - 2.04%
Sonoco Products Company	164,585	5,849,351
		20,587,468
Telecommunication Services - 2.62%
Diversified Telecommunication Services - 2.62%
TW Telecom, Inc. (I)	366,094	$7,515,910
Utilities - 8.31%
Electric Utilities - 4.65%
Edison International	216,241	8,379,339
Great Plains Energy, Inc.	238,212	4,938,135
		13,317,474
Multi-Utilities - 3.66%
CenterPoint Energy, Inc.	293,348	5,676,284
Wisconsin Energy Corp.	154,099	4,831,004
		10,507,288
		23,824,762
TOTAL COMMON STOCKS (Cost $212,791,313)		$270,591,202

SHORT-TERM INVESTMENTS - 5.00%
Money Market Funds - 5.00%
State Street Institutional Liquid Reserves
Fund, 0.1511% (Y)	$14,321,089	$14,321,089
TOTAL SHORT-TERM INVESTMENTS (Cost $14,321,089)		$14,321,089
Total Investments (Value Trust) (Cost $227,112,402) - 99.39%		$284,912,291
Other assets and liabilities, net - 0.61%		1,749,782
TOTAL NET ASSETS - 100.00%		$286,662,073

Value & Restructuring Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 100.66%
Consumer Discretionary - 4.51%
Automobiles - 0.91%
Ford Motor Company (I)	214,400	$2,956,576
Household Durables - 0.80%
Newell Rubbermaid, Inc.	164,300	2,592,654
Leisure Equipment & Products - 0.26%
Hasbro, Inc.	18,997	834,538
Specialty Retail - 2.54%
TJX Companies, Inc.	157,800	8,289,234
		14,673,002
Consumer Staples - 5.50%
Food Products - 0.08%
Dole Food Company, Inc. (I)(L)	20,000	270,400
Tobacco - 5.42%
Lorillard, Inc.	162,100	17,647,827
		17,918,227
Energy - 22.79%
Oil, Gas & Consumable Fuels - 22.79%
Alpha Natural Resources, Inc. (I)	243,800	11,078,272
Anadarko Petroleum Corp.	93,600	7,184,736
Apache Corp.	11,400	1,406,646
ConocoPhillips	138,500	10,413,815
CONSOL Energy, Inc.	213,500	10,350,480
Devon Energy Corp.	133,800	10,544,778
Murphy Oil Corp.	43,000	2,823,380
Noble Energy, Inc.	95,500	8,559,665

The accompanying notes are an integral part of the financial statements.

209

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Value & Restructuring Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Petrohawk Energy Corp. (I)	52,000	$1,282,840
Petroleo Brasileiro SA, ADR	311,400	10,544,004
		74,188,616
Financials - 13.52%
Capital Markets - 2.85%
Apollo Investment Corp.	208,000	2,123,680
Invesco, Ltd.	248,000	5,803,200
The Goldman Sachs Group, Inc.	10,000	1,330,900
		9,257,780
Commercial Banks - 1.18%
PNC Financial Services Group, Inc.	64,600	3,850,806
Diversified Financial Services - 1.76%
JPMorgan Chase & Company	140,100	5,735,694
Insurance - 7.35%
ACE, Ltd.	164,700	10,840,554
AIA Group, Ltd. (I)	781,347	2,724,432
Loews Corp.	94,600	3,981,714
MetLife, Inc. (L)	145,500	6,383,085
		23,929,785
Real Estate Investment Trusts - 0.38%
Weyerhaeuser Company (L)	56,800	1,241,648
		44,015,713
Health Care - 6.17%
Health Care Equipment & Supplies - 1.09%
Baxter International, Inc.	59,500	3,551,555
Health Care Providers & Services - 3.10%
AmerisourceBergen Corp. (L)	244,200	10,109,880
Pharmaceuticals - 1.98%
Pfizer, Inc.	201,000	4,140,600
Warner Chilcott PLC, Class A	95,200	2,297,176
		6,437,776
		20,099,211
Industrials - 19.33%
Aerospace & Defense - 3.89%
AerCap Holdings NV (I)	266,500	3,467,165
Bombardier, Inc.	215,100	1,548,720
United Technologies Corp.	86,400	7,647,264
		12,663,149
Airlines - 2.01%
Copa Holdings SA, Class A	98,195	6,553,534
Construction & Engineering - 0.74%
Aecom Technology Corp. (I)(L)	88,400	2,416,856
Industrial Conglomerates - 1.82%
Tyco International, Ltd.	120,000	5,931,600
Machinery - 5.74%
AGCO Corp. (I)(L)	102,500	5,059,400
Eaton Corp.	179,300	9,224,985
Stanley Black & Decker, Inc.	61,100	4,402,255
		18,686,640
Road & Rail - 5.13%
Union Pacific Corp.	159,800	16,683,120
		62,934,899
Information Technology - 8.59%
Communications Equipment - 3.47%
Cisco Systems, Inc.	110,100	1,718,661
Harris Corp. (L)	212,200	$9,561,732
		11,280,393
Electronic Equipment, Instruments & Components - 0.43%
Corning, Inc.	77,500	1,406,625
IT Services - 4.22%
International Business Machines Corp.	74,400	12,763,320
Visa, Inc., Class A	11,700	985,842
		13,749,162
Office Electronics - 0.47%
Xerox Corp.	147,500	1,535,475
		27,971,655
Materials - 15.72%
Chemicals - 7.89%
Celanese Corp., Series A	265,100	14,132,481
Lanxess AG	92,900	7,616,161
Methanex Corp.	60,900	1,911,042
PPG Industries, Inc.	22,300	2,024,617
		25,684,301
Metals & Mining - 7.83%
Cliffs Natural Resources, Inc. (L)	42,600	3,938,370
Freeport-McMoRan Copper & Gold, Inc.	161,200	8,527,480
Grupo Mexico SAB de CV, Series B	1,250,000	4,127,343
Molycorp, Inc. (I)(L)	15,400	940,324
Schnitzer Steel Industries, Inc. (L)	43,700	2,517,120
Southern Copper Corp. (L)	166,000	5,456,420
		25,507,057
		51,191,358
Telecommunication Services - 4.53%
Diversified Telecommunication Services - 0.47%
Windstream Corp. (L)	116,800	1,513,728
Wireless Telecommunication Services - 4.06%
America Movil SAB de CV, Series L, ADR	245,300	13,216,764
		14,730,492
TOTAL COMMON STOCKS (Cost $261,851,015)		$327,723,173

PREFERRED SECURITIES - 1.50%
Energy - 0.22%
Oil, Gas & Consumable Fuels - 0.22%
Apache Corp., Series D (L)	11,000	725,120
Financials - 1.28%
Diversified Financial Services - 0.88%
2009 Dole Food Automatic Common
Exchange Security Trust, 7.000% (I)(S)	110,000	1,387,562
Citigroup, Inc., 7.500%	12,200	1,465,830
		2,853,392
Insurance - 0.40%
Hartford Financial Services Group, Inc.,
Series F, 7.250% (L)	49,500	1,289,970
		4,143,362
TOTAL PREFERRED SECURITIES (Cost $4,745,246)		$4,868,482

CONVERTIBLE BONDS - 0.23%
Financials - 0.23%
Apollo Investment Corp.
5.750%, 01/15/2016 (S)	$753,000	$741,705
TOTAL CONVERTIBLE BONDS (Cost $742,563)		$741,705

The accompanying notes are an integral part of the financial statements.

210

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Value & Restructuring Trust (continued)

	Shares or
	Principal
	Amount	Value
WARRANTS - 0.19%
Hartford Financial Services Group, Inc.
(Expiration Date: 06/26/2019, Strike
Price: $9.79) (I)	34,300	613,627
TOTAL WARRANTS (Cost $548,281)		$613,627

SECURITIES LENDING COLLATERAL - 8.35%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	2,716,993	27,191,396
TOTAL SECURITIES LENDING
COLLATERAL (Cost $27,190,600)		$27,191,396

SHORT-TERM INVESTMENTS - 0.08%
Repurchase Agreement - 0.08%
Repurchase Agreement with State Street Corp. dated 06/30/2011 at 0.010% to be repurchased at $262,000 on 07/01/2011, collateralized by $265,000 Federal Home Loan Mortgage Corporation, 3.000% due 08/11/2017 (valued at $268,644, including interest)	$262,000	$262,000
TOTAL SHORT-TERM INVESTMENTS (Cost $262,000)		$262,000
Total Investments (Value & Restructuring Trust)
(Cost $295,339,705) - 111.01%		$361,400,383
Other assets and liabilities, net - (11.01%)		(35,839,338)
TOTAL NET ASSETS - 100.00%		$325,561,045

Footnotes
Percentages are stated as a percent of net assets.

Key to Currency Abbreviations
AUD	- Australian Dollar
BRL	- Brazilian Real
CNY	- Chinese Yuan Renminbi
EUR	- Euro
HKD	- Hong Kong Dollar
INR	- Indian Rupee
JPY	- Japanese Yen
SGD	- Singapore Dollar

Key to Security Abbreviations and Legend
ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts
LIBOR	- London Interbank Offered Rate
PIK	- Paid In Kind
TBA	- To Be Announced
(A)	The subadviser is an affiliate of the adviser.
(E)	All or portion of this security is pledged to meet the margin requirements for written options.
(F)	All or portion of this security is held at a broker to meet the margin requirements for futures contracts.
(G)	The Fund’s sub-adviser is shown parenthetically.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	All or a portion of the security is on loan as of June 30, 2011.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.
(N)	Strike price and/or expiration date not available.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(R)	Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.
(S)	The securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold to qualified institutional buyers, in transactions exempt from registration.
(T)	All or a portion of this security represents an unsettled term loan commitment. Rate will be determined at time of settlement.
(W)	Investment is an affiliate of the Fund, the adviser and/or subadviser.
Also, it represents the investment of securities lending collateral received.
(Y)	The rate shown is the annualized seven-day yield as of June 30, 2011.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
(2)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

The accompanying notes are an integral part of the financial statements.

211

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust
		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 28.21%
U.S. Government - 6.14%
U.S. Treasury Bonds
3.125%, 05/15/2021		$21,700,000	$21,622,097
4.750%, 02/15/2041		11,730,000	12,468,626
U.S. Treasury Notes
0.375%, 06/30/2013		8,000,000	7,985,000
1.000%, 09/30/2011		30,000,000	30,069,150
2.375%, 05/31/2018		4,000,000	3,975,320
2.750%, 02/28/2018 (L)		3,000,000	3,069,141
U.S. Treasury Strips, IO 11/15/2030		4,985,000	2,066,741
			81,256,075
U.S. Government Agency - 22.07%
Federal Home Loan Mortgage Corp.
4.000%, 09/01/2040		7,628,597	7,624,781
4.500%, 09/01/2023		2,092,536	2,220,559
5.000%, 07/01/2035 to 03/01/2041		2,309,907	2,455,921
6.500%, 06/01/2037 to 04/01/2039		2,474,474	2,780,372
Federal National Mortgage Association
2.621%, 07/01/2033 (P)		93,497	98,035
2.723%, 08/01/2034 (P)		2,178,583	2,274,282
4.000%, TBA		28,000,000	27,967,402
4.000%, 06/01/2024 to 10/01/2040		21,460,303	21,748,463
4.500%, TBA		41,000,000	42,378,725
5.000%, TBA		14,000,001	14,862,579
5.000%, 05/01/2018 to 04/01/2041		56,118,939	59,753,376
5.500%, 02/01/2018 to 11/01/2039		51,940,534	56,423,400
6.000%, 05/01/2035 to 07/01/2038		25,027,106	27,670,307
6.500%, 02/01/2036 to 06/01/2039		13,636,188	15,420,589
7.000%, 12/01/2012 to 06/01/2032		1,009,946	1,119,216
7.500%, 09/01/2029 to 08/01/2031		147,369	168,765
Government National
Mortgage Association
5.000%, 04/15/2035		2,700,418	2,941,228
5.500%, 03/15/2035		2,496,182	2,758,417
6.000%, 03/15/2033 to 06/15/2033		1,095,390	1,224,728
6.500%, 09/15/2028 to 08/15/2031		248,946	282,880
7.000%, 04/15/2029		88,345	101,121
8.000%, 10/15/2026 to 05/15/2029		110,229	127,015
			292,402,161
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $367,037,770)			$373,658,236

FOREIGN GOVERNMENT
OBLIGATIONS - 0.80%
Argentina - 0.25%
Republic of Argentina
1.180%, 12/31/2038 (P)	ARS	8,797,621	1,231,260
5.830%, 12/31/2033 (P)		3,617,497	1,371,365
12/15/2035 (I)		19,532,033	792,501
			3,395,126
Germany - 0.11%
Federal Republic of Germany
6.250%, 01/04/2030	EUR	725,000	1,414,708
Japan - 0.07%
Government of Japan
1.500%, 09/20/2014	JPY	68,650,000	886,118
Mexico - 0.14%
Government of Mexico
8.000%, 12/19/2013 to 12/07/2023	MXN	20,193,300	1,827,025
Panama - 0.05%
Republic of Panama
8.875%, 09/30/2027		$344,000	487,620
9.375%, 04/01/2029		$130,000	$193,050
			680,670
Peru - 0.01%
Republic of Peru
9.875%, 02/06/2015		111,000	138,195
United Kingdom - 0.17%
Government of United Kingdom
4.750%, 03/07/2020	GBP	1,040,000	1,858,647
6.000%, 12/07/2028		85,000	168,743
8.000%, 12/07/2015		125,000	252,692
			2,280,082
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $8,701,000)			$10,621,924

CORPORATE BONDS - 38.49%
Consumer Discretionary - 4.79%
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		$980,000	953,050
AMC Entertainment, Inc.
8.000%, 03/01/2014		1,295,000	1,298,238
8.750%, 06/01/2019		470,000	495,850
American Standard Americas
10.750%, 01/15/2016 (S)		220,000	211,475
Burlington Coat Factory
Warehouse Corp.
10.000%, 02/15/2019 (S)		1,530,000	1,514,700
Cablevision Systems Corp.
8.625%, 09/15/2017		270,000	292,613
CBS Corp.
7.875%, 07/30/2030		1,535,000	1,831,920
CCH II LLC/CCH II Capital Corp.
13.500%, 11/30/2016		692,732	815,692
CCO Holdings LLC/CCO Holdings
Capital Corp.
8.125%, 04/30/2020		390,000	421,200
Cinemark USA, Inc.
7.375%, 06/15/2021 (S)		490,000	487,550
8.625%, 06/15/2019		445,000	487,275
Clear Channel Worldwide Holdings, Inc.
9.250%, 12/15/2017		1,080,000	1,174,500
Comcast Corp.
6.950%, 08/15/2037		1,000,000	1,128,874
CSC Holdings, Inc.
7.875%, 02/15/2018		1,050,000	1,147,125
Darden Restaurants, Inc.
6.800%, 10/15/2037		1,665,000	1,851,926
Delphi Corp.
6.197%, 11/15/2033 (H)		118,000	0
DIRECTV Holdings LLC/DIRECTV
Financing Company, Inc.
6.350%, 03/15/2040		680,000	715,301
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		700,000	696,500
Empire Today LLC/Empire Today
Finance Corp.
11.375%, 02/01/2017 (S)		435,000	448,050
Exide Technologies
8.625%, 02/01/2018 (S)		735,000	764,400
Expedia, Inc.
5.950%, 08/15/2020		1,405,000	1,366,363

The accompanying notes are an integral part of the financial statements.

1

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Greektown Superholdings, Inc.
13.000%, 07/01/2015	$1,728,000	$1,939,680
Grupo Televisa SA
6.625%, 01/15/2040	810,000	852,524
Hillman Group, Inc.
10.875%, 06/01/2018	640,000	690,400
10.875%, 06/01/2018 (S)	145,000	156,419
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)	815,000	835,305
6.000%, 05/05/2015 (S)	1,160,000	1,264,009
Hyva Global BV
8.625%, 03/24/2016 (S)	735,000	738,675
Jacobs Entertainment, Inc.
9.750%, 06/15/2014	1,525,000	1,547,875
Kabel BW Erste Beteiligungs GmbH
7.500%, 03/15/2019 (S)	805,000	821,100
Kia Motors Corp.
3.625%, 06/14/2016 (S)	810,000	800,854
Levi Strauss & Company
7.625%, 05/15/2020	1,215,000	1,215,000
Limited Brands, Inc.
6.625%, 04/01/2021	855,000	874,238
Little Traverse Bay Bands of Odawa
Indians
9.000%, 08/31/2020 (S)	819,000	712,530
Marina District Finance Company, Inc.
9.500%, 10/15/2015	770,000	800,800
Mohegan Tribal Gaming Authority
7.125%, 08/15/2014	960,000	662,400
MTR Gaming Group, Inc.
12.625%, 07/15/2014	480,000	496,200
News America Holdings, Inc.
6.750%, 01/09/2038	108,000	115,593
7.750%, 12/01/2045	491,000	586,683
News America, Inc.
6.150%, 02/15/2041 (S)	720,000	713,258
6.650%, 11/15/2037	1,950,000	2,089,813
Palace Entertainment
Holdings LLC/Palace Entertainment
Holdings Corp.
8.875%, 04/15/2017 (S)	615,000	616,538
Pokagon Gaming Authority
10.375%, 06/15/2014 (S)	1,165,000	1,201,406
Regal Cinemas Corp.
8.625%, 07/15/2019	325,000	341,250
Regal Entertainment Group
9.125%, 08/15/2018	275,000	284,625
Sears Holdings Corp.
6.625%, 10/15/2018 (S)	485,000	449,838
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	1,525,000	1,444,526
7.750%, 10/01/2017 (S)	830,000	859,050
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	655,000	694,300
Target Corp.
6.500%, 10/15/2037	1,800,000	2,056,925
Time Warner Cable, Inc.
6.550%, 05/01/2037	1,930,000	2,050,073
6.750%, 07/01/2018	2,990,000	3,465,712
Time Warner Companies, Inc.
7.570%, 02/01/2024	1,716,000	2,108,020
Time Warner Entertainment Company LP
8.375%, 07/15/2033	1,520,000	1,942,726
Time Warner, Inc.
7.625%, 04/15/2031	451,000	541,100
Toys R Us Property Company LLC
8.500%, 12/01/2017	$380,000	$397,100
United Business Media, Ltd.
5.750%, 11/03/2020 (S)	750,000	744,707
Viacom, Inc.
6.125%, 10/05/2017	1,500,000	1,721,133
6.875%, 04/30/2036	1,805,000	2,015,109
Visteon Corp.
6.750%, 04/15/2019 (S)	560,000	540,400
Waterford Gaming LLC
8.625%, 09/15/2014 (S)	819,236	373,410
XM Satellite Radio, Inc.
13.000%, 08/01/2013 (S)	1,225,000	1,436,313
Yum! Brands, Inc.
6.250%, 03/15/2018	715,000	819,554
6.875%, 11/15/2037	1,130,000	1,281,915
		63,401,688
Consumer Staples - 2.00%
Alliance One International, Inc.
10.000%, 07/15/2016	1,460,000	1,408,900
Anheuser-Busch Companies, Inc.
5.750%, 04/01/2036	1,000,000	1,052,152
6.500%, 02/01/2043	540,000	613,687
ARAMARK Corp.
8.500%, 02/01/2015	1,100,000	1,142,625
B&G Foods, Inc.
7.625%, 01/15/2018	580,000	610,450
Bunge Ltd. Finance Corp.
4.100%, 03/15/2016	530,000	551,826
8.500%, 06/15/2019	955,000	1,163,635
Corp. Pesquera Inca SAC
9.000%, 02/10/2017 (S)	885,000	918,188
CVS Caremark Corp. (6.302% to
06/01/2012, then 3 month
LIBOR + 2.065%)
06/01/2012	2,165,000	2,108,169
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	1,285,675	1,573,075
Del Monte Foods Company
7.625%, 02/15/2019 (S)	620,000	626,200
Hypermarcas SA
6.500%, 04/20/2021 (S)	345,000	344,569
JBS Finance II, Ltd.
8.250%, 01/29/2018 (S)	875,000	892,500
Kraft Foods, Inc.
6.125%, 02/01/2018	1,105,000	1,270,602
Kroger Company
7.000%, 05/01/2018	2,105,000	2,514,970
Lorillard Tobacco Company
6.875%, 05/01/2020	765,000	829,473
Reddy Ice Corp.
11.250%, 03/15/2015	1,035,000	1,058,288
Revlon Consumer Products Corp.
9.750%, 11/15/2015	990,000	1,064,250
SABMiller PLC
6.500%, 07/15/2018 (S)	1,715,000	1,982,461
Safeway, Inc.
6.350%, 08/15/2017	820,000	937,891
Tesco PLC
6.150%, 11/15/2037 (S)	2,400,000	2,563,622
Yankee Candle Company, Inc.
8.500%, 02/15/2015	1,180,000	1,215,400
		26,442,933

The accompanying notes are an integral part of the financial statements.

2

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy - 4.29%
Alpha Natural Resources, Inc.
6.000%, 06/01/2019	$325,000	$324,188
6.250%, 06/01/2021	700,000	703,500
Anadarko Finance Company
7.500%, 05/01/2031	1,502,000	1,734,911
Arch Coal, Inc.
7.000%, 06/15/2019 (S)	405,000	403,988
7.250%, 06/15/2021 (S)	690,000	690,863
BP Capital Markets PLC
4.750%, 03/10/2019	2,000,000	2,108,090
Chesapeake Energy Corp.
6.125%, 02/15/2021	655,000	663,188
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	545,000	547,103
DCP Midstream LLC
9.750%, 03/15/2019 (S)	1,095,000	1,430,399
Devon Financing Corp. ULC
7.875%, 09/30/2031	1,874,000	2,416,838
Drummond Company, Inc.
7.375%, 02/15/2016	1,095,000	1,125,113
Duke Capital LLC
6.750%, 02/15/2032	589,000	638,187
El Paso Pipeline Partners Operating
Company LLC
6.500%, 04/01/2020	740,000	827,888
Enbridge Energy Partners LP
7.500%, 04/15/2038	600,000	717,378
Energy Transfer Partners LP
6.625%, 10/15/2036	1,000,000	1,031,826
7.500%, 07/01/2038	1,500,000	1,698,245
9.700%, 03/15/2019	895,000	1,143,147
Enersis SA
7.375%, 01/15/2014	633,000	704,675
Enterprise Products Operating LLC
6.650%, 04/15/2018	1,500,000	1,742,756
6.875%, 03/01/2033	471,000	523,231
Enterprise Products Operating LLC
(7.000% to 06/01/2017, then 3 month
LIBOR + 2.778%)
06/01/2067	1,585,000	1,581,038
Enterprise Products Operating LLC
(7.034% to 01/15/2018, then higher of
7.034% or 3 month LIBOR + 2.680%)
01/15/2068	1,110,000	1,166,888
EV Energy Partners LP/EV Energy
Finance Corp.
8.000%, 04/15/2019 (S)	1,035,000	1,038,881
GS Caltex Corp.
5.500%, 08/25/2014 (S)	471,000	506,634
Kerr-McGee Corp.
6.950%, 07/01/2024	2,055,000	2,339,835
Kinder Morgan Energy Partners LP
5.800%, 03/15/2035	402,000	388,953
7.300%, 08/15/2033	603,000	687,026
7.750%, 03/15/2032	535,000	635,143
Kinder Morgan Finance Company ULC
5.700%, 01/05/2016	1,650,000	1,718,063
Linn Energy LLC/Linn Energy
Finance Corp.
8.625%, 04/15/2020	540,000	585,900
Marathon Oil Corp.
6.800%, 03/15/2032	785,000	879,913
Marathon Petroleum Corp.
6.500%, 03/01/2041 (S)	730,000	754,478
MarkWest Energy Partners LP/MarkWest
Energy Finance Corp.
6.500%, 08/15/2021	$1,250,000	$1,240,625
McMoRan Exploration Company
11.875%, 11/15/2014	735,000	793,800
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)	435,000	501,758
Nexen, Inc.
5.875%, 03/10/2035	598,000	566,252
6.400%, 05/15/2037	1,375,000	1,371,583
Niska Gas Storage US LLC/Niska Gas
Storage Canada ULC
8.875%, 03/15/2018	1,015,000	1,065,750
NuStar Logistics LP
4.800%, 09/01/2020	585,000	589,406
7.650%, 04/15/2018	1,215,000	1,450,575
OGX Petroleo e Gas Participacoes SA
8.500%, 06/01/2018 (S)	1,020,000	1,049,070
ONEOK Partners LP
6.650%, 10/01/2036	1,435,000	1,557,486
Petro-Canada
6.050%, 05/15/2018	1,445,000	1,635,218
Plains All American Pipeline LP/PAA
Finance Corp.
8.750%, 05/01/2019	1,500,000	1,886,022
Precision Drilling Corp.
6.625%, 11/15/2020	775,000	784,688
Spectra Energy Capital LLC
6.200%, 04/15/2018	900,000	1,020,021
Talisman Energy, Inc.
6.250%, 02/01/2038	1,025,000	1,072,919
Thermon Industries, Inc.
9.500%, 05/01/2017	256,000	274,560
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month
LIBOR + 2.210%)
05/15/2067	1,220,000	1,225,771
Transocean, Inc.
6.800%, 03/15/2038	850,000	912,657
Trinidad Drilling, Ltd.
7.875%, 01/15/2019 (S)	680,000	703,800
Weatherford International, Ltd.
6.500%, 08/01/2036	1,200,000	1,237,822
Williams Partners LP/Williams Partners
Finance Corp.
7.250%, 02/01/2017	2,070,000	2,439,234
		56,837,283
Financials - 14.97%
Abbey National Treasury Services PLC
4.000%, 04/27/2016	1,000,000	991,840
Aflac, Inc.
6.900%, 12/17/2039	640,000	669,634
8.500%, 05/15/2019	1,075,000	1,314,025
Alfa Bank OJSC Via Alfa Bond
Issuance PLC
7.750%, 04/28/2021 (S)	380,000	383,344
Allied World Assurance Company
Holdings, Ltd.
7.500%, 08/01/2016	505,000	578,429
AMB Property LP
6.125%, 12/01/2016	1,000,000	1,091,735
American Express Bank FSB
6.000%, 09/13/2017	1,585,000	1,786,878

The accompanying notes are an integral part of the financial statements.

3

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
American Express Company
7.000%, 03/19/2018	$1,090,000	$1,282,121
AON Corp.
8.205%, 01/01/2027	900,000	1,020,568
Arch Capital Group, Ltd.
7.350%, 05/01/2034	1,500,000	1,609,479
Aries Vermogensverwaltung GmbH
9.600%, 10/25/2014	750,000	930,000
Assurant, Inc.
5.625%, 02/15/2014	461,000	492,432
6.750%, 02/15/2034	955,000	958,326
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (S)	2,245,000	2,155,200
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	735,000	643,125
AXA SA (6.463% to 12/14/2018, then
3 month LIBOR + 1.449%)
12/14/2018 (Q)(S)	1,440,000	1,245,600
Banco de Credito del Peru
4.750%, 03/16/2016 (S)	455,000	450,450
Banco Santander Chile
5.375%, 12/09/2014 (S)	295,000	309,732
Bank of America Corp.
6.500%, 08/01/2016	815,000	908,496
7.625%, 06/01/2019	1,065,000	1,233,014
Bank of America NA
5.300%, 03/15/2017	390,000	401,775
6.000%, 10/15/2036	1,015,000	977,993
Barclays Bank PLC
5.140%, 10/14/2020	760,000	720,326
6.050%, 12/04/2017 (S)	775,000	820,083
BB&T Corp.
3.200%, 03/15/2016	500,000	511,243
BBVA Bancomer SA
6.500%, 03/10/2021 (S)	1,250,000	1,275,000
Beaver Valley II Funding
9.000%, 06/01/2017	1,504,000	1,647,512
Bosphorus Financial Services, Ltd.
2.061%, 02/15/2012 (S)	400,312	397,140
Boston Properties LP
6.250%, 01/15/2013	191,000	205,003
BPCE SA (12.500% to 09/30/2019, then
3 month LIBOR + 12.980%)
09/30/2019 (Q)(S)	718,000	821,650
Brandywine Operating Partnership LP
7.500%, 05/15/2015	945,000	1,083,459
BRE Properties, Inc.
5.500%, 03/15/2017	1,506,000	1,641,635
BTA Bank JSC
7.200%, 07/01/2025 (S)	83,414	37,536
BTA Bank JSC (10.750% to 01/01/2013,
then 12.500%)
07/01/2018 (S)	368,126	290,820
BTA Bank JSC (Recovery Units)
zero coupon, 07/01/2020 (S)(Z)	760,544	38,027
Camden Property Trust
5.000%, 06/15/2015	804,000	868,161
Capital One Financial Corp.
6.150%, 09/01/2016	1,655,000	1,824,937
6.750%, 09/15/2017	930,000	1,074,595
Chubb Corp. (6.375% until 04/15/2017,
then 3 month LIBOR + 2.250%)
03/29/2067	825,000	853,875
Citigroup, Inc.
5.850%, 12/11/2034	$945,000	$934,384
6.125%, 11/21/2017	1,895,000	2,091,716
CNA Financial Corp.
6.500%, 08/15/2016	2,030,000	2,264,461
7.250%, 11/15/2023	1,400,000	1,547,554
CNO Financial Group, Inc.
9.000%, 01/15/2018 (S)	975,000	1,033,500
Commonwealth Bank of Australia
5.000%, 03/19/2020 (S)	1,375,000	1,422,263
CommonWealth REIT
6.650%, 01/15/2018	1,155,000	1,283,043
Credit Suisse AG (3 month
LIBOR + 0.690% to 05/15/2017, then
3 month LIBOR + 1.690%)
05/15/2017 (Q)	1,865,000	1,517,327
Credit Suisse New York
4.375%, 08/05/2020	1,380,000	1,348,406
5.300%, 08/13/2019	1,110,000	1,180,767
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)	1,895,000	1,904,210
6.113%, 01/15/2020 (S)	1,070,000	1,166,790
Developers Diversified Realty Corp.
7.500%, 04/01/2017	1,590,000	1,799,638
Dexus Property Group
7.125%, 10/15/2014 (S)	1,435,000	1,618,194
Discover Bank
7.000%, 04/15/2020	725,000	804,770
Discover Financial Services
10.250%, 07/15/2019	1,570,000	2,027,614
Dresdner Bank AG
7.250%, 09/15/2015	879,000	928,126
Duke Realty LP
6.250%, 05/15/2013	750,000	808,055
6.750%, 03/15/2020	1,330,000	1,488,645
8.250%, 08/15/2019	730,000	884,499
ERP Operating LP
5.750%, 06/15/2017	1,730,000	1,916,871
First Tennessee Bank NA
5.050%, 01/15/2015	980,000	1,024,062
General Electric Capital Corp.
0.741%, 08/15/2036 (P)	1,820,000	1,489,921
4.375%, 09/16/2020	935,000	923,661
5.300%, 02/11/2021	575,000	597,907
5.625%, 05/01/2018	1,435,000	1,568,680
5.900%, 05/13/2014	2,000,000	2,221,170
6.000%, 08/07/2019	980,000	1,084,484
Glen Meadow Pass-Through Trust
(6.505% to 02/15/2017, then 3 month
LIBOR +2.125%)
02/12/2067 (S)	2,140,000	1,883,200
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	1,680,000	1,723,698
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (S)	1,105,000	1,105,000
7.628%, 06/15/2016 (S)	825,000	825,000
GTP Towers Issuer LLC
8.112%, 02/15/2015 (S)	2,290,000	2,407,828
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	660,000	721,153
6.800%, 06/15/2018 (S)	710,000	802,032
Hartford Financial Services Group, Inc.
4.625%, 07/15/2013	417,000	435,551
6.300%, 03/15/2018	1,210,000	1,315,109
6.625%, 03/30/2040	590,000	601,867

The accompanying notes are an integral part of the financial statements.

4

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
HCP, Inc.
6.450%, 06/25/2012	$648,000	$680,120
Health Care REIT, Inc.
4.950%, 01/15/2021	1,040,000	1,012,614
6.000%, 11/15/2013	755,000	818,652
6.125%, 04/15/2020	1,795,000	1,921,461
6.200%, 06/01/2016	1,180,000	1,309,553
Healthcare Realty Trust, Inc.
6.500%, 01/17/2017	1,300,000	1,446,314
HSBC Finance Corp.
6.676%, 01/15/2021 (S)	1,119,000	1,147,385
HSBC Holdings PLC
6.500%, 09/15/2037	1,000,000	1,032,033
ICICI Bank, Ltd.
5.750%, 11/16/2020 (S)	1,245,000	1,223,108
Jefferies Group, Inc.
5.125%, 04/13/2018	1,000,000	1,001,506
6.875%, 04/15/2021	830,000	891,471
8.500%, 07/15/2019	1,190,000	1,406,637
JPMorgan Chase & Company
3.700%, 01/20/2015	770,000	800,360
6.000%, 01/15/2018	2,090,000	2,323,263
6.300%, 04/23/2019	1,000,000	1,126,502
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)	1,345,000	1,444,651
Kazkommertsbank JSC
8.500%, 04/16/2013	350,000	349,825
Kimco Realty Corp.
6.875%, 10/01/2019	1,455,000	1,689,654
Lehman Brothers Holdings, Inc.
- 12/31/2060 (I)	9,180	0
Liberty Mutual Group, Inc.
7.800%, 03/15/2037 (S)	1,620,000	1,615,950
Lincoln National Corp.
7.000%, 06/15/2040	410,000	462,337
8.750%, 07/01/2019	1,570,000	1,980,106
Lincoln National Corp. (6.050% to
04/20/17, then 3 month
LIBOR + 2.040%)
04/20/2067	2,105,000	2,026,063
Lincoln National Corp. (7.000% to
5/17/2016, then 3 month
LIBOR + 2.358%)
05/17/2016	855,000	856,539
Lloyds TSB Bank PLC
5.800%, 01/13/2020 (S)	730,000	730,620
6.375%, 01/21/2021	1,165,000	1,212,051
Lloyds TSB Group PLC (6.413% to
10/01/2035, then 3 month
LIBOR + 1.496%)
10/01/2035 (Q)(S)	520,000	377,000
Mack-Cali Realty LP
7.750%, 08/15/2019	935,000	1,124,179
Macquarie Bank, Ltd.
6.625%, 04/07/2021 (S)	685,000	688,715
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	920,000	921,988
Markel Corp.
6.800%, 02/15/2013	1,605,000	1,719,799
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (S)	515,000	713,499
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018	$1,875,000	$2,073,510
7.750%, 05/14/2038	2,865,000	3,175,950
MetLife, Inc.
10.750%, 08/01/2039	400,000	563,000
Morgan Stanley
5.750%, 01/25/2021	355,000	358,964
5.950%, 12/28/2017	1,265,000	1,359,129
6.625%, 04/01/2018	470,000	517,494
7.300%, 05/13/2019	1,375,000	1,558,432
MPT Operating Partnership LP/MPT
Finance Corp.
6.875%, 05/01/2021 (S)	605,000	594,413
National City Bank
0.622%, 06/07/2017 (P)	1,525,000	1,428,387
Nationstar Mortgage/Nationstar
Capital Corp.
10.875%, 04/01/2015 (S)	1,150,000	1,196,000
Nationwide Mutual Insurance Company
(5.810% to 12/15/2014, then 3 month
LIBOR + 2.290%)
12/15/2024 (S)	1,130,000	1,106,209
Nelnet, Inc. (7.400% to 09/29/2011, then
3 month LIBOR + 3.375%)
09/29/2011	630,000	579,170
New York Life Insurance Company
6.750%, 11/15/2039 (S)	930,000	1,059,384
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	1,127,000	1,044,447
Pacific Life Insurance Company
9.250%, 06/15/2039 (S)	880,000	1,146,824
Post Apartment Homes LP
4.750%, 10/15/2017	485,000	491,411
ProLogis LP
5.625%, 11/15/2016	1,600,000	1,707,659
7.625%, 08/15/2014	1,041,000	1,185,451
Prudential Financial, Inc.
6.200%, 01/15/2015	800,000	895,314
7.375%, 06/15/2019	530,000	628,180
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	857,000	1,093,532
Realogy Corp.
7.875%, 02/15/2019 (S)	560,000	554,400
Realty Income Corp.
5.950%, 09/15/2016	1,530,000	1,694,357
Reckson Operating Partnership LP
7.750%, 03/15/2020	490,000	561,042
Regions Financial Corp.
0.417%, 06/26/2012 (P)	695,000	675,473
4.875%, 04/26/2013	500,000	504,210
7.750%, 11/10/2014	1,200,000	1,270,991
Santander Holdings USA, Inc.
4.625%, 04/19/2016	315,000	316,416
Santander Issuances SA (6.500% to
11/15/2014, then 3 month
LIBOR + 3.920%)
11/15/2014 (S)	840,000	835,929
Simon Property Group LP
5.875%, 03/01/2017	1,520,000	1,720,426
10.350%, 04/01/2019	980,000	1,355,825
Symetra Financial Corp.
6.125%, 04/01/2016 (S)	1,650,000	1,736,642

The accompanying notes are an integral part of the financial statements.

5

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Teachers Insurance & Annuity
Association of America
6.850%, 12/16/2039 (S)	$1,630,000	$1,854,756
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2017 (S)	4,910,000	4,198,050
The Bear Stearns Companies LLC
7.250%, 02/01/2018	455,000	540,048
The Chuo Mitsui Trust & Banking
Company, Ltd. (5.506% to 04/15/2015,
then 3 month LIBOR + 2.490%)
04/15/2015 (Q)(S)	2,405,000	2,429,050
The Goldman Sachs Group, Inc.
5.375%, 03/15/2020	700,000	722,401
5.950%, 01/18/2018	725,000	781,076
6.150%, 04/01/2018	2,005,000	2,181,039
6.750%, 10/01/2037	2,585,000	2,584,956
7.500%, 02/15/2019	1,360,000	1,581,574
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	385,000	382,416
The Royal Bank of Scotland PLC
4.875%, 03/16/2015	1,000,000	1,037,444
Tomkins LLC/Tomkins, Inc.
9.000%, 10/01/2018 (S)	370,000	398,675
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	1,555,000	1,666,064
Unum Group
7.125%, 09/30/2016	960,000	1,101,385
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	1,540,000	1,723,128
USB Realty Corp. (6.091% to
01/15/2012, then 3 month
LIBOR + 1.147%)
01/15/2012 (Q)(S)	1,810,000	1,579,225
Ventas Realty LP/Ventas Capital Corp.
4.750%, 06/01/2021	1,025,000	999,858
Vornado Realty LP
4.250%, 04/01/2015	2,665,000	2,765,001
W.R. Berkley Corp.
5.600%, 05/15/2015	830,000	886,854
6.150%, 08/15/2019	699,000	753,597
Wachovia Bank NA
5.850%, 02/01/2037	1,050,000	1,057,040
6.600%, 01/15/2038	875,000	959,214
Washington Mutual Bank
zero coupon, 01/15/2015 (H)(Z)	1,070,000	1,338
WEA Finance LLC
7.125%, 04/15/2018 (S)	1,000,000	1,166,538
WEA Finance LLC/WT Finance
Australia Pty, Ltd.
6.750%, 09/02/2019 (S)	755,000	855,673
Wells Fargo & Company
3.676%, 06/15/2016	985,000	1,011,428
Weyerhaeuser Company
7.375%, 03/15/2032	1,785,000	1,857,526
White Mountains Re Group, Ltd.
(7.506% to 06/30/2017, then 3 month
LIBOR + 3.200%)
06/30/2017 (Q)(S)	1,750,000	1,669,658
Willis Group Holdings PLC
5.750%, 03/15/2021	900,000	917,530
Willis North America, Inc.
7.000%, 09/29/2019	$1,280,000	$1,417,494
		198,368,916
Health Care - 0.95%
Alere, Inc.
7.875%, 02/01/2016	1,010,000	1,045,350
8.625%, 10/01/2018	495,000	504,900
Bio-Rad Laboratories, Inc.
4.875%, 12/15/2020	580,000	589,288
BioScrip, Inc.
10.250%, 10/01/2015	825,000	861,094
Catalent Pharma Solutions, Inc., PIK
9.500%, 04/15/2015	1,007,813	1,007,813
Community Health Systems, Inc.
8.875%, 07/15/2015	1,175,000	1,210,250
Endo Pharmaceuticals Holdings, Inc.
7.250%, 01/15/2022 (S)	1,000,000	1,015,000
Gentiva Health Services, Inc.
11.500%, 09/01/2018	190,000	200,450
Medco Health Solutions, Inc.
7.125%, 03/15/2018	1,425,000	1,664,303
Teva Pharmaceutical Finance
Company LLC
6.150%, 02/01/2036	1,680,000	1,840,774
UnitedHealth Group, Inc.
5.800%, 03/15/2036	540,000	544,981
Valeant
Pharmaceuticals International, Inc.
6.750%, 10/01/2017 (S)	215,000	210,700
6.875%, 12/01/2018 (S)	830,000	813,400
WellPoint, Inc.
6.375%, 06/15/2037	1,000,000	1,089,527
		12,597,830
Industrials - 3.25%
Aircastle, Ltd.
9.750%, 08/01/2018	565,000	622,913
America West Airlines 2000-1 Pass
Through Trust
8.057%, 07/02/2020	587,185	610,672
Asciano Finance, Ltd.
4.625%, 09/23/2020 (S)	515,000	491,070
BE Aerospace, Inc.
8.500%, 07/01/2018	825,000	900,281
Bombardier, Inc.
7.750%, 03/15/2020 (S)	715,000	804,375
Coleman Cable, Inc.
9.000%, 02/15/2018	495,000	517,275
Colt Defense LLC/Colt Finance Corp.
8.750%, 11/15/2017	625,000	538,281
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	500,803	527,696
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	327,134	343,884
Continental Airlines 2000-2 Class B Pass
Through Trust
8.307%, 04/02/2018	318,441	318,823
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	1,194,929	1,229,223
CSX Corp.
7.375%, 02/01/2019	1,540,000	1,876,160

The accompanying notes are an integral part of the financial statements.

6

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 01/02/2023	$1,646,661	$1,663,127
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	1,501,717	1,561,785
Delta Air Lines 2010-1 Class A
Pass Through Trust
6.200%, 07/02/2018	657,214	684,765
7.027%, 11/01/2019	889,134	906,917
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	610,000	610,000
Delta Air Lines, Inc.
9.500%, 09/15/2014 (S)	768,000	818,880
Ducommun, Inc.
9.750%, 07/15/2018 (S)	180,000	184,275
Embraer Overseas, Ltd.
6.375%, 01/15/2020	965,000	1,051,850
Garda World Security Corp.
9.750%, 03/15/2017 (S)	350,000	370,125
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021 (S)	765,000	791,775
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	825,000	882,750
Kansas City Southern de Mexico SA
de CV
8.000%, 02/01/2018	810,000	878,850
Kratos Defense & Security
Solutions, Inc.
10.000%, 06/01/2017	755,000	796,525
Masco Corp.
7.125%, 03/15/2020	825,000	844,010
Navios Maritime Holdings, Inc./Navios
Maritime Finance II U.S., Inc.
8.125%, 02/15/2019 (S)	600,000	576,000
Navios South American
Logistics, Inc./Navios Logistics
Finance
9.250%, 04/15/2019 (S)	825,000	831,188
Northwest Airlines 2002-1 Class G-2
Pass Through Trust
6.264%, 11/20/2021	1,430,960	1,432,677
Odebrecht Finance, Ltd.
7.000%, 04/21/2020 (S)	710,000	781,000
7.500%, 09/15/2015 (Q)(S)	230,000	231,150
Pentair, Inc.
5.000%, 05/15/2021	780,000	778,318
Steelcase, Inc.
6.375%, 02/15/2021	1,250,000	1,299,764
Textron, Inc.
5.600%, 12/01/2017	1,295,000	1,387,060
The Hertz Corp.
6.750%, 04/15/2019 (S)	1,625,000	1,608,750
TransDigm, Inc.
7.750%, 12/15/2018 (S)	1,430,000	1,501,500
Tutor Perini Corp.
7.625%, 11/01/2018	865,000	830,400
Tyco Electronics Group SA
6.550%, 10/01/2017	945,000	1,112,805
U.S. Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	1,070,000	1,037,900
Union Pacific Corp.
4.163%, 07/15/2022 (S)	1,137,500	1,138,032
United Air Lines 2009-1 Pass
Through Trust
10.400%, 11/01/2016	$490,925	$556,562
United Air Lines 2009-2A Pass
Through Trust
9.750%, 01/15/2017	1,144,336	1,307,404
United Airlines Pass Through Trust,
Series 2007-1, Class C
2.647%, 07/02/2014	1,433,328	1,250,579
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)	1,210,000	1,278,123
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	1,230,000	1,303,800
Waste Management, Inc.
7.750%, 05/15/2032	625,000	774,013
Western Express, Inc.
12.500%, 04/15/2015 (S)	1,310,000	1,237,950
		43,081,262
Information Technology - 0.29%
Brightstar Corp.
9.500%, 12/01/2016 (S)	1,485,000	1,588,950
Equinix, Inc.
8.125%, 03/01/2018	545,000	593,369
Vangent, Inc.
9.625%, 02/15/2015	1,600,000	1,616,000
		3,798,319
Materials - 2.68%
Alcan, Inc.
5.000%, 06/01/2015	339,000	372,905
Alcoa, Inc.
5.400%, 04/15/2021	675,000	676,626
5.720%, 02/23/2019	560,000	582,149
Allegheny Technologies, Inc.
5.950%, 01/15/2021	375,000	398,894
9.375%, 06/01/2019	805,000	1,019,446
American Pacific Corp.
9.000%, 02/01/2015	655,000	641,900
ArcelorMittal
6.125%, 06/01/2018	530,000	567,383
6.750%, 03/01/2041	725,000	718,590
9.850%, 06/01/2019	960,000	1,216,388
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	2,405,000	2,621,450
Building Materials Corp. of America
6.750%, 05/01/2021 (S)	600,000	603,000
Cliffs Natural Resources, Inc.
6.250%, 10/01/2040	755,000	745,029
Commercial Metals Company
7.350%, 08/15/2018	820,000	875,075
Corporacion Nacional del Cobre
5.500%, 10/15/2013 (S)	481,000	517,073
Fufeng Group, Ltd.
7.625%, 04/13/2016 (S)	900,000	848,250
Georgia-Pacific LLC
5.400%, 11/01/2020 (S)	2,065,000	2,103,128
7.250%, 06/01/2028	430,000	477,792
Gerdau Trade, Inc.
5.750%, 01/30/2021 (S)	885,000	899,381
Graphic Packaging International, Inc.
7.875%, 10/01/2018	260,000	275,600
9.500%, 06/15/2017	560,000	613,200

The accompanying notes are an integral part of the financial statements.

7

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)		$880,000	$941,945
International Paper Company
7.950%, 06/15/2018		1,000,000	1,190,107
9.375%, 05/15/2019		1,095,000	1,397,594
JMC Steel Group
8.250%, 03/15/2018 (S)		475,000	482,125
Mercer International, Inc.
9.500%, 12/01/2017		180,000	193,050
Metinvest BV
8.750%, 02/14/2018 (S)		1,145,000	1,185,075
Nalco Company
6.625%, 01/15/2019 (S)		480,000	492,000
Polymer Group, Inc.
7.750%, 02/01/2019 (S)		250,000	250,625
Pretium Packaging LLC/Pretium
Finance, Inc.
11.500%, 04/01/2016 (S)		420,000	425,250
Rain CII Carbon LLC/CII Carbon Corp.
8.000%, 12/01/2018 (S)		1,425,000	1,517,625
Severstal Columbus LLC
10.250%, 02/15/2018		320,000	353,600
Sterling Chemicals, Inc.
10.250%, 04/01/2015		885,000	933,675
Taseko Mines, Ltd.
7.750%, 04/15/2019		320,000	322,400
Teck Resources, Ltd.
6.250%, 07/15/2041		390,000	394,201
10.750%, 05/15/2019		591,000	746,876
Temple-Inland, Inc.
6.625%, 01/15/2018		1,935,000	2,136,836
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018 (S)		395,000	387,100
U.S. Corrugated, Inc.
10.000%, 06/12/2013		570,000	564,300
Vale Overseas, Ltd.
6.875%, 11/10/2039		865,000	940,065
Verso Paper Holdings LLC/Verso
Paper, Inc.
8.750%, 02/01/2019 (S)		270,000	240,300
Vulcan Materials Company
7.500%, 06/15/2021		325,000	324,368
Westvaco Corp.
7.950%, 02/15/2031		1,970,000	2,130,332
Winsway Coking Coal Holding, Ltd.
8.500%, 04/08/2016 (S)		1,230,000	1,137,750
			35,460,458
Telecommunication Services - 2.11%
Affinion Group Holdings, Inc.
11.625%, 11/15/2015 (S)		655,000	655,000
America Movil SAB de CV
5.000%, 03/30/2020		975,000	1,016,473
AT&T, Inc.
5.350%, 09/01/2040		580,000	549,762
6.450%, 06/15/2034		217,000	231,634
Axtel SAB de CV
9.000%, 09/22/2019 (S)		465,000	454,073
Bakrie Telecom Pte, Ltd.
11.500%, 05/07/2015 (S)		1,065,000	1,091,625
BellSouth Corp.
6.000%, 11/15/2034		2,000,000	2,020,194
6.550%, 06/15/2034		1,580,000	1,700,022
British Telecommunications PLC
5.950%, 01/15/2018		1,715,000	1,893,259
CenturyLink, Inc.
6.450%, 06/15/2021		$775,000	$765,643
7.600%, 09/15/2039		780,000	750,266
Deutsche Telekom
International Finance BV
7.125%, 07/11/2011	EUR	99,000	143,683
8.750%, 06/15/2030		$1,358,000	1,792,278
Embarq Corp.
7.995%, 06/01/2036		1,280,000	1,311,503
France Telecom SA
8.500%, 03/01/2031		1,009,000	1,358,008
Frontier Communications Corp.
8.500%, 04/15/2020		1,445,000	1,575,050
NII Capital Corp.
8.875%, 12/15/2019		1,025,000	1,131,344
10.000%, 08/15/2016		600,000	696,000
SBA Telecommunications, Inc.
8.000%, 08/15/2016		470,000	499,963
SBA Tower Trust
5.101%, 04/15/2017 (S)		1,200,000	1,251,000
Sprint Capital Corp.
6.875%, 11/15/2028		1,500,000	1,421,250
Telecom Italia Capital SA
7.200%, 07/18/2036		1,955,000	1,843,209
7.721%, 06/04/2038		665,000	661,348
Verizon Communications, Inc.
6.900%, 04/15/2038		1,715,000	1,967,366
West Corp.
11.000%, 10/15/2016		1,160,000	1,229,600
			28,009,553
Utilities - 3.16%
AES Gener SA
7.500%, 03/25/2014		906,000	999,036
Allegheny Energy Supply Company LLC
5.750%, 10/15/2019 (S)		1,230,000	1,286,098
Appalachian Power Company
5.800%, 10/01/2035		1,961,000	1,968,675
Arizona Public Service Company
5.500%, 09/01/2035		1,118,000	1,086,063
BVPS II Funding Corp.
8.890%, 06/01/2017		717,000	809,507
CenterPoint Energy Houston
Electric LLC
6.950%, 03/15/2033		535,000	638,700
Cia de Saneamento Basico do Estado de
Sao Paulo
6.250%, 12/16/2020 (S)		790,000	809,750
CMS Energy Corp.
6.250%, 02/01/2020		1,820,000	1,935,575
Commonwealth Edison Company
5.800%, 03/15/2018		1,180,000	1,322,138
Dominion Resources, Inc. (6.300% to
09/30/2011, then 3 month
LIBOR + 2.300%)
09/30/2011		3,200,000	3,124,000
Enel Finance International NV
6.250%, 09/15/2017 (S)		1,135,000	1,252,292
Exelon Generation Company LLC
6.250%, 10/01/2039		925,000	934,851
FirstEnergy Corp.
6.450%, 11/15/2011		21,000	21,392

The accompanying notes are an integral part of the financial statements.

8

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month
LIBOR + 2.120%)
12/01/2016	$1,655,000	$1,636,381
Ipalco Enterprises, Inc.
5.000%, 05/01/2018 (S)	1,160,000	1,132,312
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	1,845,000	2,024,926
ITC Holdings Corp.
5.500%, 01/15/2020 (S)	1,060,000	1,152,573
Michigan Consolidated Gas Company
5.700%, 03/15/2033	736,000	747,989
Midwest Generation LLC, Series B
8.560%, 01/02/2016	1,119,832	1,147,828
Nevada Power Company
6.650%, 04/01/2036	2,330,000	2,689,971
NiSource Finance Corp.
6.400%, 03/15/2018	1,672,000	1,893,167
6.800%, 01/15/2019	1,000,000	1,159,957
NRG Energy, Inc.
7.625%, 01/15/2018 (S)	980,000	982,450
8.250%, 09/01/2020	925,000	943,500
NV Energy, Inc.
6.250%, 11/15/2020	650,000	681,987
PNPP II Funding Corp.
9.120%, 05/30/2016	635,000	709,276
PPL Capital Funding, Inc. (6.700% to
03/30/2017, then 3 month
LIBOR + 2.665%)
03/30/2017	1,340,000	1,329,950
PPL Energy Supply LLC
6.500%, 05/01/2018	1,000,000	1,127,695
PSEG Power LLC
8.625%, 04/15/2031	736,000	945,780
Salton Sea Funding Corp., Series F
7.475%, 11/30/2018	612,529	656,503
SPI Electricity & Gas Australia
Holdings Pty, Ltd.
6.150%, 11/15/2013 (S)	798,000	863,227
TransAlta Corp.
6.650%, 05/15/2018	2,157,000	2,466,583
W3A Funding Corp.
8.090%, 01/02/2017	397,111	399,867
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month
LIBOR + 2.113%)
05/15/2017	1,045,000	1,051,531
		41,931,530
TOTAL CORPORATE BONDS (Cost $476,343,355)		$509,929,772

CAPITAL PREFERRED SECURITIES - 2.12%
Financials - 2.12%
Allfirst Preferred Capital Trust ,
1.778%, 07/15/2029 (P)	1,025,000	902,687
BAC Capital Trust XIII , 0.647%, (Q)	1,900,000	1,298,544
BAC Capital Trust XIV (5.630% to
03/15/2012, then 3 month
LIBOR + 0.400%) 03/15/2012 (Q)	1,650,000	1,227,188
Catlin Insurance Company, Ltd. (7.249%
to 01/19/2017, then 3 month
LIBOR + 2.975%) 01/19/2017 (Q)(S)	1,300,000	1,238,250
Fifth Third Capital Trust IV (6.500% to
04/15/2017 then 3 month
LIBOR + 1.368%) 04/15/2017	2,150,000	2,112,375
Goldman Sachs Capital II (5.793% to
06/01/2012, then 3 month
LIBOR + 0.768%) 06/01/2012 (Q)	$1,995,000	$1,596,000
JPMorgan Chase Capital XXIII (1.261%
to 05/15/2047, then 3 month
LIBOR + 2.030%) 05/15/2047	3,175,000	2,510,606
MBNA Capital , 1.073%, 02/01/2027	1,157,000	938,609
Mellon Capital IV (6.244% to
06/20/2012, then 3 month
LIBOR + 0.565%) 06/20/2012 (Q)	1,600,000	1,464,000
MetLife Capital Trust X (9.250% to
04/08/2038 then 3 month
LIBOR + 5.540%) 04/08/2038 (S)	465,000	567,300
PNC Preferred Funding Trust I (6.113%
to 03/15/2012, then 3 month
LIBOR + 1.223%) 03/15/2012 (Q)(S)	1,349,000	1,173,630
PNC Preferred Funding Trust III
(8.700% to 03/15/2013 then 3 month
LIBOR + 5.226%) 03/15/2013 (Q)(S)	2,130,000	2,245,979
Schwab Capital Trust I (7.500% to
11/15/2017, then 3 month
LIBOR + 2.375%) 11/15/2017	1,890,000	1,942,485
Sovereign Capital Trust VI ,
7.908%, 06/13/2036	390,000	397,637
State Street Capital Trust III ,
5.237%, 03/15/2011 (Q)(P)	1,360,000	1,360,598
State Street Capital Trust IV,
1.247%, 06/15/2037 (P)	2,485,000	2,011,881
SunTrust Preferred Capital I (5.853% to
12/15/2011, then 3 month
LIBOR + 0.645%) 12/15/2011 (Q)	425,000	348,500
USB Capital IX ,
3.500%, 08/29/2011 (Q)	4,605,000	3,806,217
ZFS Finance USA Trust II (6.450% to
06/15/2016 then 3 month
LIBOR + 2.000%) 06/15/2016 (S)	965,000	979,475
		28,121,961
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $28,916,301)		$28,121,961

CONVERTIBLE BONDS - 0.17%
Industrials - 0.07%
US Airways Group, Inc.
7.250%, 05/15/2014	$430,000	$913,750
Consumer Discretionary - 0.10%
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)	955,000	1,403,850
TOTAL CONVERTIBLE BONDS (Cost $1,462,869)		$2,317,600

MUNICIPAL BONDS - 0.59%
California - 0.05%
State of California 7.600%, 11/01/2040	595,000	687,154
District of Columbia - 0.37%
George Washington University
5.095%, 09/15/2032	4,580,000	4,812,252
New Jersey - 0.17%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	1,885,000	2,291,538
TOTAL MUNICIPAL BONDS (Cost $7,249,604)		$7,790,944

The accompanying notes are an integral part of the financial statements.

9

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) - 0.65%
Consumer Discretionary - 0.36%
CCM Merger, Inc.
7.000%, 03/01/2017	$482,490	$487,767
Chrysler Group LLC
- 05/24/2017 (T)	1,250,000	1,217,535
East Valley Tourist Development
Authority
12.000%, 08/06/2012	778,053	636,058
Kalispel Tribal Economic Authority
7.500%, 02/25/2017	1,600,000	1,564,000
Vertis, Inc.
11.750%, 12/31/2015	916,050	831,315
		4,736,675
Financials - 0.04%
iStar Financial, Inc.
7.000%, 06/30/2014	570,000	566,031
Industrials - 0.06%
BakerCorp, Inc.
- 04/28/2012 (T)	705,000	705,000
Energy - 0.19%
Alpha Natural Resources, Inc.
- 01/27/2012 (T)	2,550,000	2,550,000
TOTAL TERM LOANS (Cost $8,776,253)		$8,557,706

COLLATERALIZED MORTGAGE
OBLIGATIONS - 19.86%
Commercial & Residential - 17.65%
American Home Mortgage
AssetsSeries 2006-6, Class XP IO
2.321%, 12/25/2046	11,448,287	712,158
American Home Mortgage Investment
TrustSeries 2004-4, Class 5A
2.432%, 02/25/2045 (P)	2,051,093	1,831,763
American Tower Trust
Series 2007-1A, Class C,
5.615%, 04/15/2037 (S)	1,705,000	1,818,078
Series 2007-1A, Class D,
5.957%, 04/15/2037 (S)	1,970,000	2,097,165
Americold LLC TrustSeries 2010-ARTA,
Class D 7.443%, 01/14/2029 (S)	1,550,000	1,559,965
Banc of America
Commercial Mortgage, Inc.
Series 2005-5, Class XC IO,
0.092%, 10/10/2045 (S)	251,672,092	940,549
Series 2005-2, Class AJ,
4.953%, 07/10/2043 (P)	2,524,154	2,540,808
Series 2006-4, Class AM,
5.675%, 07/10/2046	1,550,000	1,539,307
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	2,250,000	2,472,457
Series 2006-2, Class AM,
5.959%, 05/10/2045 (P)	1,550,000	1,575,798
Banc of America Large Loan, Inc.
Series 2006-BIX1, Class C,
0.367%, 10/15/2019 (P)(S)	5,214,117	5,091,221
Series 2005-MIB1, Class B,
0.447%, 03/15/2022 (P)(S)	5,345,000	5,338,364
Series 2005-MIB1, Class E,
0.587%, 03/15/2022 (P)(S)	1,320,000	1,278,803
Bear Stearns Alt-A TrustSeries 2005-3,
Class B2 2.568%, 04/25/2035 (P)	995,642	43,175
Bear Stearns Asset
Backed Securities, Inc.
Series 2004-AC5, Class A1,
5.250%, 10/25/2034	$298,194	$290,859
Series 2003-AC4, Class A,
5.500%, 09/25/2033	301,658	310,521
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2004-T16, Class X1 IO,
0.400%, 02/13/2046 (S)	26,214,128	396,591
Series 2004-PWR5, Class X1 IO,
0.445%, 07/11/2042 (S)	27,733,569	444,944
Series 2006-T24, Class AY IO,
0.604%, 10/12/2041 (S)	124,414,252	1,246,830
Series 2006-BBA7, Class G,
0.627%, 03/15/2019 (P)(S)	2,300,000	2,287,522
Series 2005-T18, Class B,
5.035%, 02/13/2042	1,471,000	1,375,736
Series 2005-T20, Class AJ,
5.296%, 10/12/2042 (P)	4,200,000	4,209,695
Series 2006-PW14, Class D,
5.412%, 12/11/2038 (S)	2,130,000	1,127,285
Series 2005-T18, Series G,
5.453%, 02/13/2042 (P)(S)	4,000,000	2,260,815
Bear Stearns Mortgage Funding
TrustSeries 2006-AR4, Class A1
0.396%, 12/25/2036 (P)	1,476,759	863,074
Citigroup Commercial Mortgage
TrustSeries 2006-C4, Class A3
5.920%, 03/15/2049 (P)	2,414,000	2,658,004
Citigroup Mortgage Loan Trust,
Inc.Series 2005-1, Class 2B1
2.504%, 04/25/2035 (P)	841,906	27,056
Citigroup/Deutsche Bank Commercial
Mortgage TrustSeries 2005-CD1,
Class C 5.394%, 07/15/2044	1,000,000	893,007
Commercial Mortgage Pass Through
CertificatesSeries 2007-C9, Class A4
6.008%, 12/10/2049 (P)	3,475,000	3,814,365
Countrywide Home Loan Mortgage Pass
Through TrustSeries 2005-12,
Class 2A5 5.500%, 05/25/2035	458,533	451,477
Countrywide Home Loan Mortgage Pass
Through TrustSeries 2004-HYB2,
Class 4A 2.616%, 07/20/2034	3,217,452	3,099,374
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2005-C1, Class AX IO,
0.263%, 02/15/2038 (S)	47,479,382	444,820
Series 2004-C4, Class A4,
4.283%, 10/15/2039	64,754	65,213
Series 2005-C4, Class AJ,
5.190%, 08/15/2038 (P)	3,000,000	2,985,519
DBUBS Mortgage
TrustSeries 2011-LC1A, Class C
5.729%, 11/10/2046 (P)(S)	2,000,000	1,908,881
Extended Stay America Trust
Series 2010-ESHA, Class B,
4.221%, 11/05/2027 (S)	2,500,000	2,528,393
Series 2010-ESHA, Class D,
5.498%, 11/05/2027 (S)	1,500,000	1,496,550
First Horizon Alternative Mortgage
SecuritiesSeries 2004-AA5, Class B1
2.353%, 12/25/2034 (P)	702,591	94,510

The accompanying notes are an integral part of the financial statements.

10

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
FREMF Mortgage Trust
Series 2011, Class K11,
4.420%, 12/25/2048 (P)(S)	$875,000	$824,226
Series 2011-K10, Class B,
4.756%, 11/25/2049 (P)(S)	1,000,000	947,160
G-Force LLCSeries 2005-RR2,
Class A4B 5.422%, 12/25/2039 (S)	2,060,000	522,545
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class XC IO,
0.314%, 06/10/2048 (S)	70,239,735	863,949
Series 2005-C1, Class XP IO,
0.650%, 06/10/2048	132,034,443	470,161
Series 2005-C3, Class AJ,
5.065%, 07/10/2045 (P)	6,500,000	6,450,163
Series 2005-C2, Class C,
5.133%, 05/10/2043 (P)	3,096,263	2,763,657
Series 2002-2A, Class A3,
5.349%, 08/11/2036	735,191	757,796
GMAC Mortgage Loan
TrustSeries 2004-AR2, Class 3A
3.385%, 08/19/2034 (P)	2,385,793	2,198,689
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class XC IO,
0.494%, 08/10/2042 (S)	157,602,768	2,275,421
Series 2002-C1, Class A2,
4.112%, 01/11/2017	188,481	189,698
Series 2007-GG9, Class C,
5.554%, 03/10/2039 (P)	1,695,000	1,090,254
Series 2006-GG7, Class AM,
6.078%, 07/10/2038	1,555,000	1,596,699
GS Mortgage Securities Corp. II
Series 2005-GG4, Class XC IO,
0.330%, 07/10/2039 (S)	90,585,054	1,558,063
Series 2006-GG8, Class X IO,
0.860%, 11/10/2039 (S)	51,880,846	1,260,705
Series 2011-GC3, Class X IO,
1.345%, 03/10/2044 (S)	24,292,728	1,440,391
Series ALF, Class XA1 IO,
3.914%, 02/10/2021 (S)	14,243,842	1,067,861
Series 2011-ALF, Class D,
4.209%, 02/10/2021 (S)	1,500,000	1,513,500
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1,
2.720%, 09/25/2035 (P)	1,398,006	1,235,969
Series 2004-9, Class B1,
3.144%, 08/25/2034 (P)	1,554,971	606,605
Harborview Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	32,300,843	207,048
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	38,964,395	257,165
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	48,126,128	264,212
Series 2004-11, Class X1,
2.156%, 01/19/2035	12,087,171	874,504
Series 2005-11, Class X IO,
2.242%, 08/19/2045	10,563,062	493,604
Series 2005-8, Class 1X IO,
2.355%, 09/19/2035	18,294,725	924,303
Series 2004-7, Class 2A3,
2.559%, 11/19/2034 (P)	496,459	329,153
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO,
1.913%, 10/25/2036	$49,741,135	$2,487,057
Series 2005-AR18, Class 1X IO,
2.225%, 10/25/2036	32,337,109	1,616,855
Series 2005-AR5, Class B1,
2.630%, 05/25/2035 (P)	1,429,144	25,505
Series 2004-AR13, Class B1,
5.296%, 01/25/2035	978,362	95,393
JP Morgan Chase Commercial Mortgage
Securities Corp.Series 2011-C4,
Class XA 1.636%, 07/15/2046 (S)	23,750,000	1,989,044
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2006-LDP8, Class X IO,
0.752%, 05/15/2045	87,075,430	1,897,165
Series 2011-C3A, Class XA IO,
1.546%, 02/16/2046 (S)	27,476,963	2,008,291
Series 2005-LDP3, Class A4B,
4.996%, 08/15/2042 (P)	2,390,000	2,412,927
Series 2007-LDPX, Class A2S,
5.305%, 01/15/2049	2,325,000	2,361,517
Series 2011-C3A, Class C,
5.360%, 02/16/2046 (S)	1,500,000	1,401,974
Series 2005-LDP5, Class A4,
5.371%, 12/15/2044 (P)	5,990,000	6,532,632
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	3,200,000	3,244,888
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	2,990,000	3,193,446
Series 2006-LDP8, Class A3B,
5.447%, 05/15/2045	4,530,000	4,729,163
Series 2007-LDPX Class AM,
5.464%, 01/15/2049 (P)	5,000,000	4,502,585
Series 2005-LDP5, Class AJ,
5.492%, 12/15/2044 (P)	1,000,000	958,844
Series 2005-LDP5, Class G,
5.526%, 12/15/2044 (P)(S)	500,000	344,593
Series 2007-LD11, Class A4,
6.005%, 06/15/2049 (P)	2,200,000	2,371,131
Series 2006-LDP7, Class AM,
6.067%, 04/15/2045 (P)	2,430,000	2,516,161
JPMorgan Mortgage
TrustSeries 2006-A7, Class 2A5
5.518%, 01/25/2037 (P)	1,162,624	67,081
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class XCL IO,
0.468%, 02/15/2040 (S)	37,027,377	710,666
Series 2005-C1, Class A2,
4.310%, 02/15/2030	322,963	324,008
Series 2005-C5, Class AJ,
5.057%, 09/15/2040 (P)	1,000,000	996,271
2005-C2 AJ,
5.205%, 04/15/2030	3,500,000	3,315,835
Series 2006-C6, Class AM,
5.413%, 09/15/2039	2,805,000	2,848,882
Series 2007-C2, Class A3,
5.430%, 02/15/2040	2,410,000	2,566,827
Series 2007-C1, Class AM,
5.455%, 02/15/2040	2,185,000	2,122,227
Series 2006-C4, Class A4,
6.067%, 06/15/2038 (P)	1,502,000	1,658,324

The accompanying notes are an integral part of the financial statements.

11

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Master Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
2.796%, 04/21/2034 (P)	$1,396,120	$1,360,140
Series 2004-8, Class 5A1,
2.840%, 08/25/2034 (P)	2,677,102	2,487,536
Merrill Lynch Floating Trust
Series 2006-1, Class A2,
0.317%, 06/15/2022 (P)(S)	4,330,000	4,235,702
Series 2006-1, Class D,
0.387%, 06/15/2022 (P)(S)	2,250,000	2,085,726
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class XC IO,
0.154%, 07/12/2038 (S)	243,829,219	1,198,664
Series 2005-CIP1, Class XP IO,
0.298%, 07/12/2038	137,864,856	569,437
Series 2006-C2, Class X IO,
0.555%, 08/12/2043 (S)	97,562,959	1,470,576
Series 2008-C1, Class X IO,
0.680%, 02/12/2051 (S)	53,187,155	1,040,495
Series 2004-KEY2, Class A4,
4.864%, 08/12/2039 (P)	1,588,012	1,695,022
Series 2005-LC1, Class AJ,
5.506%, 01/12/2044 (P)	1,000,000	947,564
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class A4,
5.378%, 08/12/2048	2,000,000	2,110,090
Series 2006-2, Class A4,
6.097%, 06/12/2046 (P)	2,985,000	3,293,787
MLCC Mortgage Investors, Inc.
Series 2005-A, Class A1,
0.416%, 03/25/2030 (P)	105,452	93,345
Series 2006-3, Class 2A1,
4.946%, 10/25/2036 (P)	2,316,815	2,149,011
Series 2007-3, Class M1,
5.403%, 09/25/2037 (P)	1,018,659	652,911
Series 2007-3, Class M2,
5.403%, 09/25/2037 (P)	383,489	227,591
Series 2007-3, Class M3,
5.403%, 09/25/2037 (P)	248,183	109,536
Morgan Stanley Capital I
Series 2005-T17, Class X1 IO,
0.254%, 12/13/2041 (S)	67,922,579	853,692
Series 2005-IQ9, Class X1 IO,
0.381%, 07/15/2056 (S)	32,068,417	961,764
Series 2007-SRR3, Class A,
0.486%, 12/20/2049 (P)(S)	3,000,000	103,800
Series 2007-SRR3, Class B,
0.586%, 12/20/2049 (P)(S)	3,000,000	82,500
Series 2007-IQ13, Class A4,
5.364%, 03/15/2044	3,030,000	3,212,849
Series 2005-HQ7, Class AJ,
5.374%, 11/14/2042 (P)	3,560,000	3,483,519
Series 2011-C1, Class B,
5.423%, 09/15/2047 (P)(S)	2,500,000	2,563,201
Series 2011-C1, Class C,
5.423%, 09/15/2047 (P)(S)	1,500,000	1,424,666
Series 2008-HQ8, Class AM,
5.648%, 03/12/2044 (P)	2,715,000	2,817,186
Series 2007-T27, Class A4,
5.789%, 06/11/2042 (P)	955,000	1,056,570
Series 2006-T23, Class A4,
5.989%, 08/12/2041 (P)	1,469,000	1,642,758
Multi Security Asset
TrustSeries 2005-RR4A, Class F
5.880%, 11/28/2035 (P)(S)	$580,000	$435,000
Provident Funding Mortgage Loan
TrustSeries 2005-1, Class B1
2.669%, 05/25/2035 (P)	1,655,119	343,076
Residential Accredit Loans, Inc.
Series 2005-QO4, Class X IO,
2.502%, 12/25/2045	31,541,964	1,633,110
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	430,569	435,676
Sequoia Mortgage TrustSeries 2005-3,
Class A1 0.386%, 05/20/2035 (P)	216,719	184,885
Structured Asset Securities Corp.
Series 2003-6A, Class B1,
2.751%, 03/25/2033 (P)	1,798,022	1,241,187
Series 1998-RF2, Class A,
7.946%, 07/15/2027 (P)(S)	230,064	229,567
Thornburg Mortgage Securities
TrustSeries 2004-1, Class II2A
1.772%, 03/25/2044 (P)	2,232,237	2,021,293
Timberstar TrustSeries 2006-1A, Class A
5.668%, 10/15/2036 (S)	2,300,000	2,482,404
Wachovia Bank
Commercial Mortgage Trust
Series 2005-C17, Class XC IO,
0.142%, 03/15/2042 (S)	42,550,723	319,130
Series 2005-C19, Class AJ,
4.793%, 05/15/2044	1,862,483	1,766,769
Series 2005-C16, Class D,
5.044%, 10/15/2041 (P)	1,000,000	923,763
Series 2005-C16, Class E,
5.153%, 10/15/2041 (P)(S)	2,500,000	2,221,071
Series 2006-C29, Class AM,
5.339%, 11/15/2048 (P)	2,000,000	1,973,623
Series 2006-C29, Class AJ,
5.368%, 11/15/2048 (P)	1,735,000	1,464,963
WaMu Commercial Mortgage Securities
TrustSeries 2007-SL3, Class A
6.114%, 03/23/2045 (S)	2,000,916	1,956,051
WaMu Mortgage Pass
Through Certificates
Series 2005-AR6, Class B1,
0.786%, 04/25/2045 (P)	4,075,874	620,853
Series 2005-AR13, Class B1,
0.786%, 10/25/2045 (P)	3,648,483	689,804
Series 2005-AR19, Class B1,
0.886%, 12/25/2045 (P)	2,141,923	380,613
Series 2006-AR4, Class 1A1B,
1.218%, 05/25/2046 (P)	2,016,203	1,119,029
Series 2005-AR13, Class X IO,
1.557%, 10/25/2045	46,773,580	2,242,503
Series 2005-AR8, Class X IO,
1.755%, 07/25/2045	20,482,286	1,027,977
Series 2005-AR12, Class 1A2,
2.722%, 10/25/2035 (P)	715,569	687,786
Washington Mutual Mortgage Pass-
ThroughSeries 2005-1, Class 6A1
6.500%, 03/25/2035	647,777	632,511
Wells Fargo Mortgage
Backed Securities Trust
Series 2005-AR5, Class 1A1,
5.103%, 04/25/2035 (P)	1,150,141	1,060,512

The accompanying notes are an integral part of the financial statements.

12

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Wells Fargo Mortgage Backed
Securities Trust (continued)
Series 2006-AR15, Class A3,
5.345%, 10/25/2036 (P)	$2,435,418	$685,198
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class XA,
1.747%, 03/15/2044 (S)	26,781,033	2,538,266
Series 2011-C2, Class B,
5.174%, 02/15/2044 (P)(S)	2,150,000	2,149,870
		233,799,573
U.S. Government Agency - 2.21%
Federal Home Loan Mortgage Corp.
Series K011, Class X1 IO,
0.539%, 11/25/2020	58,563,516	1,466,559
Series KAIV, Class X1 IO,
1.415%, 06/25/2046	27,500,000	2,425,074
Series 3630, Class BI IO,
4.000%, 05/15/2027	1,645,722	184,853
Series 3623, Class LI IO,
4.500%, 01/15/2025	2,450,480	263,225
Series 3794, Class PI IO,
4.500%, 02/15/2038	3,082,259	508,399
Series 3581, Class IO,
6.000%, 10/15/2039	2,450,023	519,477
Series T-41, Class 3A,
7.054%, 07/25/2032	135,386	155,170
Federal National Mortgage Association
Series 2010-14, Class AI IO,
4.000%, 08/25/2027	5,046,458	737,243
Series 2010-36, Class BI IO,
4.000%, 03/25/2028	5,057,478	793,020
Series 402, Class 4 IO,
4.000%, 10/25/2039	6,931,859	1,438,853
Series 402, Class 3 IO,
4.000%, 11/25/2039	3,813,280	813,092
Series 2011-41, Class KA,
4.000%, 01/25/2041	4,397,978	4,630,240
Series 2009-109, Class IW IO,
4.500%, 04/25/2038	3,787,519	589,263
Series 398, Class C3 IO,
4.500%, 05/25/2039	5,030,479	1,086,442
Series 401, Class C2 IO,
4.500%, 06/25/2039	3,355,212	704,344
Series 402, Class 7 IO,
4.500%, 11/25/2039	6,010,808	1,316,523
Series 2009-47, Class EI IO,
5.000%, 08/25/2019	3,191,482	371,557
Series 407, Class 21 IO,
5.000%, 01/25/2039	3,788,010	682,700
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	6,185,668	1,261,022
Series 2009-78, Class IB IO,
5.000%, 06/25/2039	8,752,076	1,296,050
Series 407, Class 15 IO,
5.000%, 01/25/2040	4,042,496	949,755
Series 407, Class 16 IO,
5.000%, 01/25/2040	1,064,584	242,832
Series 407, Class 17 IO,
5.000%, 01/25/2040	861,016	190,199
Series 407, Class 7 IO,
5.000%, 03/25/2041	2,781,026	611,822
Series 407, Class 8 IO,
5.000%, 03/25/2041	1,285,260	310,904
Series 2001-50, Class BA,
7.000%, 10/25/2041	$39,639	$43,985
Series 2002-W3, Class A5,
7.500%, 11/25/2041	242,007	279,239
Government National
Mortgage Association
Series 2010-78, Class AI IO,
4.500%, 04/20/2039	5,337,320	688,703
Series 2010-162, Class MS IO,
5.864%, 10/20/2039	9,918,027	1,582,473
Series 2010-147, Class SA IO,
5.984%, 05/20/2040	9,668,188	1,705,304
Series 2010-85, Class SB IO,
6.415%, 03/16/2040	9,081,960	1,404,360
		29,252,682
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $269,860,491)		$263,052,255

ASSET BACKED SECURITIES - 3.00%
Aegis Asset Backed Securities Trust,
Series 2004-3, Class A1
0.546%, 09/25/2034 (P)	1,128,017	1,002,437
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	12,727	12,895
Argent Securities, Inc., Series 2004-W1,
Class M3 1.636%, 03/25/2034 (P)	370,926	139,081
Asset Backed Funding Certificates,
Series 2005-HE1, Class M1
0.606%, 03/25/2035 (P)	1,087,572	925,321
Bayview Financial Acquisition Trust,
Series 2006-A, Class 2A3
0.536%, 02/28/2041 (P)	601,825	535,535
Bravo Mortgage Asset Trust,
Series 2006-1A, Class A2
0.426%, 07/25/2036 (S)	1,651,124	1,371,460
Capital Trust Re CDO, Ltd.,
Series 2005-1A, Class E
2.286%, 03/20/2050 (H)(P)(S)	834,000	4,203
Carrington Mortgage Loan Trust
Series 2006-NC4, Class A5,
0.246%, 10/25/2036 (P)	613,161	492,190
Series 2005-OPT2, Class M2,
0.636%, 05/25/2035 (P)	1,115,000	1,010,241
Centex Home Equity, Series 2005-A,
Class M4 0.986%, 01/25/2035 (P)	279,687	141,538
Centex Home Equity Loan Trust,
Series 2004-D, Class AF4
4.680%, 06/25/2032	780,000	756,917
Citigroup Mortgage Loan Trust,
Series 2006-WFH3, Class A3
0.336%, 10/25/2036	1,954,807	1,816,938
ContiMortgage Home Equity Loan Trust,
Series 1995-2, Class A-5
8.100%, 08/15/2025	13,393	13,269
Countrywide Asset-Backed Certificates,
Series 2006-3, Class 2A2
0.366%, 06/25/2036 (P)	856,330	717,253

The accompanying notes are an integral part of the financial statements.

13

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Credit-Based Asset Servicing
and Securitization LLC
Series 2005-CB2, Class M1,
0.626%, 04/25/2036 (P)	$2,008,031	$1,838,234
Series 2006-MH1, Class B1,
6.250%, 10/25/2036 (S)	2,560,000	1,670,585
Crest, Ltd., Series 2002-IGA, Class A
0.723%, 07/28/2017 (P)(S)	992,200	988,429
CW Capital Cobalt, Ltd.,
Series 2005-1A, Class A1
0.537%, 05/25/2045 (P)(S)	1,156,283	832,981
Dillon Read CMBS CDO, Ltd.,
Series 2006-1A, Class A3
0.952%, 12/05/2046 (H)(S)	5,025,000	0
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2,
5.261%, 04/25/2037 (S)	1,445,000	1,463,063
Series 2007-1, Class M1,
7.629%, 04/25/2037 (S)	1,740,000	1,774,800
Equity One ABS, Inc.
Series 2004-1, Class M2,
5.115%, 04/25/2034	259,610	140,991
Series 2004-1, Class M3,
5.260%, 04/25/2034	325,351	94,321
Fremont Home Loan Trust,
Series 2005-1, Class M3
0.696%, 06/25/2035 (P)	840,000	767,423
FUEL Trust, Series 2011-1
4.207%, 04/15/2016 (S)	395,000	396,319
JER CDO, Series 2006-2A, Class FFL
1.686%, 03/25/2045 (H)(P)(S)	2,000,000	78
Leaf Capital Funding SPE A LLC
Series 2010-A, Class B,
5.187%, 12/15/2020 (P)(S)	425,000	425,000
Series 2010-A, Class C,
7.187%, 12/15/2020 (P)(S)	740,520	740,520
Series 2010-A, Class D,
10.187%, 12/15/2020 (P)(S)	500,000	500,000
Series 2010-A, Class E1,
14.687%, 12/15/2020 (P)(S)	662,493	662,493
Leaf II Receivables Funding LLC,
Series 2011-1, Class A
1.700%, 12/20/2018 (S)	1,227,592	1,200,339
LNR CDO, Ltd., Series 2006-1A,
Class BFL 0.736%, 05/28/2043 (H)(S)	3,300,000	0
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
1.236%, 02/25/2034 (P)	280,488	221,170
Merrill Lynch Mortgage Investors, Inc.
Series 2005-HE2, Class A2C,
0.556%, 09/25/2036 (P)	1,700,000	1,497,652
Series 2005-WMC1, Class M1,
0.686%, 09/25/2035 (P)	929,149	845,159
New Century Home Equity Loan Trust
Series 2005-1, Class M1,
0.636%, 03/25/2035 (P)	980,000	747,245
Series 2005-3, Class M1,
0.666%, 07/25/2035 (P)	775,000	672,870
Novastar Home Equity Loan,
Series 2004-4, Class M3
1.266%, 03/25/2035 (P)	1,820,000	1,658,335
Option One Mortgage Loan Trust,
Series 2004-1, Class M1
1.086%, 01/25/2034 (P)	694,090	518,310
Park Place Securities, Inc.
Series 2005-WCH1, Class M2,
0.706%, 01/25/2036 (P)	$2,275,000	$2,140,336
Series 2004-WHQ2, Class M2,
0.816%, 02/25/2035 (P)	2,355,000	1,998,411
Prima Capital, Ltd., Series 2006-CR1A,
Class A1 7.000%, 12/25/2048 (S)	3,132	3,093
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3,
4.499%, 08/25/2035	297,966	295,739
Series 2005-2, Class AF4,
4.934%, 08/25/2035	310,000	255,221
Residential Asset
Mortgage Products, Inc.
Series 2004-RZ3, Class AI4,
4.572%, 05/25/2033	182,675	165,714
Series 2004-RS9, Class AI-4,
4.767%, 10/25/2032	220,172	194,111
Residential Asset Securities Corp.,
Series 2005-KS4, Class M1
0.596%, 05/25/2035 (P)	2,353,991	2,166,274
Sonic Capital LLC, Series 2011-1A,
Class A2 5.438%, 05/20/2041 (S)	1,596,000	1,605,975
Structured Asset Securities Corp.,
Series 2004-6XS, Class M1
4.920%, 03/25/2034	607,663	344,594
Trapeza CDO LLC, Series 2007-12A,
Class B 0.857%, 04/06/2042 (P)(S)	3,049,479	734,315
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5
4.890%, 05/25/2034	1,287,301	1,298,319
TOTAL ASSET BACKED SECURITIES (Cost $53,778,446)		$39,797,697

COMMON STOCKS - 0.01%
Greektown Superholdings, Inc. (I)	821	57,881
BTA Bank JSC (S)	1,781	14,343
TOTAL COMMON STOCKS (Cost $135,472)		$72,224

PREFERRED SECURITIES - 0.50%
Ally Financial, Inc., 7.300%	30,550	$719,147
Apache Corp., Series D, 6.000% (L)	11,569	762,628
Bank of America Corp.,
Series MER, 8.625% (Q)	25,000	658,750
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	10,400	288,912
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	42,340	1,083,904
Greektown Superholdings, Inc., Series A	16,024	1,201,800
Ocean Spray Cranberries, Inc.,
Series A, 6.250% (S)	22,216	1,867,533
TOTAL PREFERRED SECURITIES (Cost $6,759,426)		$6,582,674

SECURITIES LENDING COLLATERAL - 0.66%
John Hancock Collateral
Investment Trust, 0.2447%,
0.2447% (W)(Y)	879,732	8,804,270
TOTAL SECURITIES LENDING
COLLATERAL (Cost $8,803,998)		$8,804,270

The accompanying notes are an integral part of the financial statements.

14

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 13.12%
Repurchase Agreement - 0.12%
Repurchase Agreement with State
Street Corp. dated 06/30/2011 at
0.010% to be repurchased at
$1,599,000 on 07/01/2011,
collateralized by $1,520,000 Federal
Home Loan Mortgage Corp. 3.625%
due 10/18/2013 (valued at $1,632,100,
including interest)	$1,599,000	$1,599,000
Money Market Funds - 12.77%
State Street Institutional US Government
Money Market Fund, 0.0000% (Y)	169,163,068	169,163,068
Short-Term Securities - 0.23%
U.S. Treasury Bill,
0.0100%, 07/07/2011 (Y)	3,000,000	3,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $173,762,068)		$173,762,068
Total Investments (Active Bond Trust)
(Cost $1,411,587,053) - 108.18%		$1,433,069,331
Other assets and liabilities, net - (8.18%)		(108,381,543)
TOTAL NET ASSETS - 100.00%		$1,324,687,788

Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 47.47%
U.S. Government - 14.24%
U.S. Treasury Bonds
3.125%, 05/15/2021 (L)	$153,055,000	$152,505,533
4.750%, 02/15/2041	204,800,000	217,696,051
U.S. Treasury Notes
1.375%, 11/30/2015	87,750,000	87,276,940
2.000%, 01/31/2016 (L)	144,750,000	147,486,644
2.000%, 04/30/2016	30,660,000	31,103,037
2.125%, 02/29/2016	54,240,000	55,494,300
2.250%, 11/30/2017	61,500,000	61,274,172
U.S. Treasury Strips, PO 11/15/2030	40,870,000	16,944,375
		769,781,052
U.S. Government Agency - 33.23%
Federal Home Loan Mortgage Corp.
2.726%, 06/01/2035 (P)	7,655,437	8,088,276
3.810%, 12/01/2039 (P)	16,284,331	17,083,167
4.000%, 03/01/2024 to 09/01/2040	182,248,471	186,044,551
4.239%, 09/01/2039 (P)	2,228,122	2,369,803
4.327%, 09/01/2039 (P)	2,573,067	2,717,665
4.500%, 02/01/2039 to 04/01/2040	88,966,092	92,379,634
5.000%, 09/01/2040	38,036,607	40,338,540
5.500%, 08/01/2035	10,253,794	11,123,518
6.500%, 05/01/2037 to 02/01/2038	11,338,293	12,739,935
Federal National Mortgage Association
2.508%, 10/01/2035 (P)	93,242,173	98,058,759
3.167%, 10/01/2040 (P)	1,481,291	1,529,103
4.000%, 04/01/2024 to 11/01/2040	174,478,330	178,314,322
4.201%, 08/01/2039 (P)	8,158,393	8,623,931
4.337%, 09/01/2039 (P)	7,498,679	7,909,558
4.455%, 09/01/2039 (P)	7,237,755	7,682,236
4.500%, TBA	54,290,000	56,115,642
4.500%, 06/01/2023 to 08/01/2040	123,547,063	129,721,647
5.000%, TBA	9	10
5.000%, 06/01/2035 to 04/01/2041	$209,514,839	$222,896,304
5.500%, 12/01/2033 to 06/01/2039	382,391,138	415,310,254
6.000%, 04/01/2035 to 09/01/2039	62,513,130	68,911,337
6.500%, 07/01/2036 to 08/01/2039	157,855,700	178,484,009
Government National Mortgage Association
3.500%, 10/20/2039 to 11/20/2039 (P)	40,459,193	42,551,346
5.000%, 08/15/2039	1,029,890	1,117,064
Tennessee Valley Authority
5.250%, 09/15/2039	5,595,000	5,924,932
		1,796,035,543
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $2,559,079,689)		$2,565,816,595

FOREIGN GOVERNMENT
OBLIGATIONS - 0.16%
South Korea - 0.16%
Korea Development Bank 4.000%, 09/09/2016	8,355,000	8,539,721
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $8,316,298)		$8,539,721

CORPORATE BONDS - 39.06%
Consumer Discretionary - 3.62%
Best Buy Company, Inc. 6.750%, 07/15/2013	12,863,000	14,049,602
BorgWarner, Inc. 5.750%, 11/01/2016	4,770,000	5,204,590
CBS Corp.
7.875%, 07/30/2030	12,575,000	15,007,420
8.200%, 05/15/2014	14,829,000	17,356,677
DIRECTV Holdings LLC/DIRECTV
Financing Company, Inc.
6.350%, 03/15/2040	5,550,000	5,838,117
Expedia, Inc. 5.950%, 08/15/2020	11,240,000	10,930,900
Grupo Televisa SA 6.625%, 01/15/2040	7,080,000	7,451,693
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)	7,095,000	7,271,765
6.000%, 05/05/2015 (S)	8,390,000	9,142,273
Hyundai Motor Manufacturing
4.500%, 04/15/2015 (S)	9,000,000	9,387,135
Kia Motors Corp. 3.625%, 06/14/2016 (S)	6,600,000	6,525,479
NBC Universal Media LLC
3.650%, 04/30/2015 (S)	19,910,000	20,895,585
News America, Inc. 6.150%, 02/15/2041 (S)	6,365,000	6,305,398
Nissan Motor Acceptance Corp.
4.500%, 01/30/2015 (S)	9,000,000	9,513,279
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	115,000	108,931
Staples, Inc. 9.750%, 01/15/2014	14,000,000	16,662,660
Time Warner Cable, Inc.
6.750%, 07/01/2018	10,205,000	11,828,626
8.250%, 02/14/2014	5,450,000	6,337,494
United Business Media, Ltd.
5.750%, 11/03/2020 (S)	6,185,000	6,141,346
Viacom, Inc. 4.375%, 09/15/2014	9,236,000	9,916,379
		195,875,349
Consumer Staples - 1.32%
Archer-Daniels-Midland Company
5.765%, 03/01/2041	5,415,000	5,714,536
Bunge Ltd. Finance Corp.
4.100%, 03/15/2016	4,555,000	4,742,584
5.100%, 07/15/2015	3,455,000	3,713,475
8.500%, 06/15/2019	7,551,000	9,200,637

The accompanying notes are an integral part of the financial statements.

15

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
CVS Caremark Corp. 4.875%, 09/15/2014	$11,950,000	$13,104,466
CVS Caremark Corp. (6.302% to 06/01/2012,
then 3 month LIBOR + 2.065%) 06/01/2037	17,120,000	16,670,600
Lorillard Tobacco Company
6.875%, 05/01/2020	6,160,000	6,679,159
The Kroger Company 7.500%, 01/15/2014	10,000,000	11,427,240
		71,252,697
Energy - 3.40%
Anadarko Petroleum Corp.
5.750%, 06/15/2014	8,000,000	8,829,112
DCP Midstream LLC 9.750%, 03/15/2019 (S)	8,695,000	11,358,279
Enbridge, Inc. 5.800%, 06/15/2014	15,000,000	16,642,560
Energy Transfer Partners LP
5.950%, 02/01/2015	9,695,000	10,730,639
9.700%, 03/15/2019	6,075,000	7,759,348
Enterprise Products Operating LLC
6.500%, 01/31/2019	10,000,000	11,448,620
6.650%, 04/15/2018	5,295,000	6,151,927
Husky Energy, Inc. 5.900%, 06/15/2014	15,000,000	16,689,795
Kerr-McGee Corp. 6.950%, 07/01/2024	16,810,000	19,139,967
Kinder Morgan Energy Partners LP
7.750%, 03/15/2032	4,185,000	4,968,365
Marathon Petroleum Corp.
6.500%, 03/01/2041 (S)	6,310,000	6,521,587
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)	3,525,000	4,065,968
NuStar Logistics LP
4.800%, 09/01/2020	4,885,000	4,921,794
7.650%, 04/15/2018	9,212,000	10,998,105
Spectra Energy Capital LLC
5.668%, 08/15/2014	6,175,000	6,834,268
6.200%, 04/15/2018	6,550,000	7,423,488
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month
LIBOR + 2.210%) 05/15/2067	9,625,000	9,670,526
Williams Partners LP/Williams Partners
Finance Corp. 7.250%, 02/01/2017	16,450,000	19,384,252
		183,538,600
Financials - 19.67%
Abbey National Treasury Services PLC
4.000%, 04/27/2016	8,260,000	8,192,598
Aflac, Inc.
6.900%, 12/17/2039	5,310,000	5,555,869
8.500%, 05/15/2019	9,325,000	11,398,404
American Express Company
7.000%, 03/19/2018	8,820,000	10,374,596
AON Corp. 8.205%, 01/01/2027	7,335,000	8,317,626
AXA SA (6.379% to 12/14/2036, then
3 month
LIBOR + 2.256%) 12/14/2036 (Q)(S)	5,770,000	5,048,750
Banco de Credito del Peru
4.750%, 03/16/2016 (S)	3,960,000	3,920,400
Bank of America Corp.
5.650%, 05/01/2018	7,500,000	7,903,455
6.500%, 08/01/2016	6,370,000	7,100,760
Bank of America NA
5.300%, 03/15/2017	3,280,000	3,379,030
6.000%, 10/15/2036	7,660,000	7,380,716
Barclays Bank PLC
5.140%, 10/14/2020	7,170,000	6,795,704
5.200%, 07/10/2014	14,730,000	15,929,641
6.050%, 12/04/2017 (S)	6,495,000	6,872,827
BB&T Corp. 5.700%, 04/30/2014	6,142,000	6,814,555
BBVA Bancomer SA 6.500%, 03/10/2021 (S)	$10,960,000	$11,179,200
Beaver Valley II Funding 9.000%, 06/01/2017	9,651,000	10,571,898
BioMed Realty LP 6.125%, 04/15/2020	3,400,000	3,614,829
BPCE SA (12.500% to 09/30/2019, then
3 month
LIBOR + 12.980%) 09/30/2019 (Q)(S)	60,000	68,662
Brandywine Operating Partnership LP
7.500%, 05/15/2015	8,092,000	9,277,616
Capital One Financial Corp.
6.150%, 09/01/2016	13,495,000	14,880,680
6.250%, 11/15/2013	7,752,000	8,532,223
Chubb Corp. (6.375% until 04/15/2017, then
3 month LIBOR + 2.250%) 03/29/2067	6,340,000	6,561,900
Citigroup, Inc.
5.850%, 12/11/2034	8,670,000	8,572,601
6.125%, 11/21/2017	8,575,000	9,465,154
6.875%, 03/05/2038	300,000	333,854
CNA Financial Corp.
5.850%, 12/15/2014	9,000,000	9,746,478
6.500%, 08/15/2016	5,340,000	5,956,759
7.250%, 11/15/2023	11,948,000	13,207,271
Commonwealth Bank of Australia
5.000%, 03/19/2020 (S)	8,970,000	9,278,326
CommonWealth REIT
5.750%, 02/15/2014	2,000,000	2,125,494
6.250%, 06/15/2017	4,075,000	4,440,246
6.650%, 01/15/2018	4,550,000	5,054,413
Credit Agricole SA 2.625%, 01/21/2014 (S)	6,000,000	6,003,480
Credit Suisse AG (3 month LIBOR + 0.690%
to 05/15/2017, then 3 month
LIBOR + 1.690%) 05/15/2017 (Q)	15,180,000	12,350,144
Credit Suisse New York
4.375%, 08/05/2020	9,160,000	8,950,291
5.300%, 08/13/2019	5,095,000	5,419,827
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)	11,430,000	11,485,550
6.113%, 01/15/2020 (S)	8,760,000	9,552,412
Dexus Property Group 7.125%, 10/15/2014 (S)	14,815,000	16,706,298
Discover Bank 7.000%, 04/15/2020	5,875,000	6,521,409
Discover Financial Services
10.250%, 07/15/2019	11,460,000	14,800,292
Duke Realty LP
6.750%, 03/15/2020	3,830,000	4,286,850
8.250%, 08/15/2019	5,625,000	6,815,492
Equity One, Inc. 6.250%, 12/15/2014	7,000,000	7,645,652
ERAC USA Finance LLC
5.900%, 11/15/2015 (S)	6,504,000	7,307,764
First Tennessee Bank NA 5.050%, 01/15/2015	9,337,000	9,756,801
General Electric Capital Corp.
0.741%, 08/15/2036 (P)	9,945,000	8,141,355
4.375%, 09/16/2020	7,625,000	7,532,532
5.300%, 02/11/2021	5,105,000	5,308,373
5.625%, 05/01/2018	13,930,000	15,227,677
6.000%, 08/07/2019	7,345,000	8,128,095
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	13,655,000	14,010,180
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (S)	8,975,000	8,975,000
GTP Towers Issuer LLC
4.436%, 02/15/2015 (S)	4,650,000	4,849,334
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	7,260,000	7,932,683
6.800%, 06/15/2018 (S)	3,995,000	4,512,844
Hartford Financial Services Group, Inc.
6.300%, 03/15/2018	9,785,000	10,634,994

The accompanying notes are an integral part of the financial statements.

16

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Hartford Financial Services
Group, Inc. (continued)
6.625%, 03/30/2040	$4,805,000	$4,901,643
HCP, Inc.
5.650%, 12/15/2013	15,000,000	16,431,165
6.300%, 09/15/2016	5,885,000	6,575,422
Health Care REIT, Inc.
4.700%, 09/15/2017	4,400,000	4,513,388
4.950%, 01/15/2021	8,010,000	7,799,073
5.875%, 05/15/2015	7,500,000	8,271,525
6.125%, 04/15/2020	14,665,000	15,698,179
6.200%, 06/01/2016	395,000	438,367
Healthcare Realty Trust, Inc.
6.500%, 01/17/2017	12,120,000	13,484,094
ICICI Bank, Ltd. 5.750%, 11/16/2020 (S)	9,540,000	9,372,249
Jefferies Group, Inc.
6.875%, 04/15/2021	4,475,000	4,806,423
8.500%, 07/15/2019	7,975,000	9,426,833
JPMorgan Chase & Company
3.700%, 01/20/2015	5,855,000	6,085,857
4.250%, 10/15/2020	17,140,000	16,757,230
6.000%, 01/15/2018	16,895,000	18,780,634
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%) 04/30/2018 (Q)	9,285,000	9,972,926
Key Bank NA 5.800%, 07/01/2014	15,919,000	17,447,765
Liberty Mutual Group, Inc.
5.000%, 06/01/2021 (S)	6,775,000	6,410,993
5.750%, 03/15/2014 (S)	10,348,000	10,977,065
Lincoln National Corp.
7.000%, 06/15/2040	3,160,000	3,563,377
8.750%, 07/01/2019	7,290,000	9,194,250
Lincoln National Corp. (6.050% to 04/20/17,
then 3 month LIBOR + 2.040%) 04/20/2067	11,170,000	10,751,125
Lloyds TSB Bank PLC 6.375%, 01/21/2021	9,955,000	10,357,053
Mack-Cali Realty LP 7.750%, 08/15/2019	6,665,000	8,013,536
Macquarie Bank, Ltd. 6.625%, 04/07/2021 (S)	5,695,000	5,725,890
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	7,365,000	7,380,916
Massachusetts Mutual Life Insurance
Company 8.875%, 06/01/2039 (S)	4,970,000	6,885,612
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018	15,085,000	16,682,079
7.750%, 05/14/2038	11,565,000	12,820,196
MetLife, Inc. 10.750%, 08/01/2039	2,985,000	4,201,388
Morgan Stanley
5.750%, 01/25/2021	2,875,000	2,907,099
6.000%, 04/28/2015	5,900,000	6,393,588
7.300%, 05/13/2019	11,510,000	13,045,492
National City Bank 0.622%, 06/07/2017 (P)	8,550,000	8,008,332
New York Life Insurance Company
6.750%, 11/15/2039 (S)	7,455,000	8,492,162
Nordea Bank AB 1.750%, 10/04/2013 (S)	8,000,000	8,007,824
Post Apartment Homes LP
4.750%, 10/15/2017	4,135,000	4,189,661
ProLogis LP 7.625%, 08/15/2014	5,000,000	5,693,810
Prudential Financial, Inc. 4.750%, 04/01/2014	4,000,000	4,302,328
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%) 06/30/2019 (Q)(S)	12,359,000	15,770,084
Regions Financial Corp.
0.417%, 06/26/2012 (P)	5,166,000	5,020,851
7.750%, 11/10/2014	8,301,000	8,792,079
Santander Holdings USA, Inc.
4.625%, 04/19/2016	2,595,000	2,606,667
Santander Issuances SA (6.500% to
11/15/2014, then 3 month
LIBOR + 3.920%) 08/11/2019 (S)	$2,860,000	$2,846,138
Simon Property Group LP
10.350%, 04/01/2019	310,000	428,883
TD Ameritrade Holding Corp.
4.150%, 12/01/2014	7,000,000	7,409,381
Teachers Insurance & Annuity Association of
America 6.850%, 12/16/2039 (S)	12,930,000	14,712,879
The Bear Stearns Companies LLC
7.250%, 02/01/2018	325,000	385,749
The Chuo Mitsui Trust & Banking
Company, Ltd. (5.506% to 04/15/2015, then
3 month
LIBOR + 2.490%) 04/15/2015 (Q)(S)	680,000	686,800
The Goldman Sachs Group, Inc.
3.700%, 08/01/2015	5,000,000	5,089,235
6.150%, 04/01/2018	13,900,000	15,120,420
6.750%, 10/01/2037	21,140,000	21,139,641
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	3,160,000	3,138,790
The Royal Bank of Scotland PLC
4.875%, 08/25/2014 (S)	15,778,000	16,415,952
4.875%, 03/16/2015	7,080,000	7,345,104
The Travelers Companies, Inc.
3.900%, 11/01/2020	6,000,000	5,795,982
Unum Group 7.125%, 09/30/2016	6,443,000	7,391,899
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	5,122,000	5,731,078
USB Realty Corp. (6.091% to 01/15/2012,
then 3 month
LIBOR + 1.147%) 01/15/2012 (Q)(S)	465,000	405,713
Ventas Realty LP/Ventas Capital Corp.
4.750%, 06/01/2021	8,380,000	8,174,447
Vornado Realty LP 4.250%, 04/01/2015	15,025,000	15,588,798
W.R. Berkley Corp. 5.600%, 05/15/2015	4,310,000	4,605,231
Wachovia Bank NA
5.850%, 02/01/2037	7,295,000	7,343,913
6.600%, 01/15/2038	8,020,000	8,791,877
Wachovia Corp.
4.875%, 02/15/2014	3,140,000	3,339,299
5.250%, 08/01/2014	10,000,000	10,715,290
WEA Finance LLC/WT Finance
Australia Pty, Ltd. 6.750%, 09/02/2019 (S)	5,980,000	6,777,385
Willis Group Holdings PLC
5.750%, 03/15/2021	7,850,000	8,002,902
Willis North America, Inc.
6.200%, 03/28/2017	7,398,000	8,062,030
7.000%, 09/29/2019	9,685,000	10,725,334
Woodside Finance, Ltd.
4.500%, 11/10/2014 (S)	8,446,000	9,046,004
		1,062,880,248
Health Care - 0.43%
Bio-Rad Laboratories, Inc.
4.875%, 12/15/2020	4,445,000	4,516,182
Medco Health Solutions, Inc.
7.125%, 03/15/2018	16,150,000	18,862,102
		23,378,284
Industrials - 2.66%
America West Airlines 2000-1 Pass
Through Trust 8.057%, 07/02/2020	3,066,410	3,189,066
Asciano Finance, Ltd. 4.625%, 09/23/2020 (S)	4,170,000	3,976,237

The accompanying notes are an integral part of the financial statements.

17

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 1998-1 Class A Pass
Through Trust 6.648%, 09/15/2017	$4,094,235	$4,314,096
Continental Airlines 1999-1 Class A Pass
Through Trust 6.545%, 02/02/2019	4,324,990	4,546,429
Continental Airlines 2007-1 Class A Pass
Through Trust 5.983%, 04/19/2022	12,046,055	12,391,777
Delta Air Lines 2007-1 Class A Pass
Through Trust 6.821%, 08/10/2022	94,188	97,955
Delta Air Lines 2010-1 Class A
Pass Through Trust
6.200%, 07/02/2018	3,404,666	3,547,390
7.027%, 11/01/2019	70,049	71,450
Delta Air Lines 2010-2 Class A Pass
Through Trust 4.950%, 05/23/2019	4,928,391	4,916,070
Delta Air Lines 2011-1 Class A Pass
Through Trust 5.300%, 04/15/2019	5,080,000	5,080,000
Embraer Overseas, Ltd. 6.375%, 01/15/2020	7,410,000	8,076,900
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	6,465,000	6,917,550
Northwest Airlines 2002-1 Class G-2 Pass
Through Trust 6.264%, 11/20/2021	11,838,526	11,852,732
Odebrecht Finance, Ltd.
6.000%, 04/05/2023 (S)	7,685,000	7,636,969
Pentair, Inc. 5.000%, 05/15/2021	6,470,000	6,456,051
Ryder System, Inc. 5.850%, 03/01/2014	15,000,000	16,402,425
Textron, Inc.
5.600%, 12/01/2017	6,689,000	7,164,514
6.200%, 03/15/2015	4,000,000	4,436,612
United Air Lines 2009-2A Pass
Through Trust 9.750%, 01/15/2017	10,751,222	12,283,271
Voto-Votorantim Overseas Trading
Operations NV 6.625%, 09/25/2019 (S)	9,630,000	10,172,169
Voto-Votorantim, Ltd. 6.750%, 04/05/2021 (S)	9,465,000	10,032,900
		143,562,563
Information Technology - 0.17%
Fiserv, Inc. 6.800%, 11/20/2017	7,780,000	8,977,303
Materials - 3.21%
Alcoa, Inc. 5.400%, 04/15/2021	5,650,000	5,663,611
Allegheny Technologies, Inc.
5.950%, 01/15/2021	3,150,000	3,350,709
9.375%, 06/01/2019	5,324,000	6,742,271
ArcelorMittal
6.125%, 06/01/2018	11,900,000	12,739,355
6.750%, 03/01/2041	6,275,000	6,219,516
9.850%, 06/01/2019	10,125,000	12,829,094
Braskem Finance, Ltd. 7.000%, 05/07/2020 (S)	10,775,000	11,744,750
Cliffs Natural Resources, Inc.
6.250%, 10/01/2040	6,585,000	6,498,032
Georgia-Pacific LLC 5.400%, 11/01/2020 (S)	16,505,000	16,809,748
Gerdau Trade, Inc. 5.750%, 01/30/2021 (S)	5,875,000	5,970,469
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	9,055,000	9,692,400
International Paper Company
7.950%, 06/15/2018	8,633,000	10,274,194
9.375%, 05/15/2019	6,955,000	8,876,959
Mercer International, Inc. 9.500%, 12/01/2017	1,389,000	1,489,703
Potash Corp. of Saskatchewan, Inc.
5.250%, 05/15/2014	11,000,000	12,088,065
Rio Tinto Finance USA, Ltd.
7.125%, 07/15/2028	14,220,000	17,216,438
Teck Resources, Ltd.
6.250%, 07/15/2041	3,150,000	3,183,935
10.750%, 05/15/2019	4,834,000	6,108,968
The Mosaic Company 7.625%, 12/01/2016 (S)	8,150,000	8,659,375
Vale Overseas, Ltd. 6.875%, 11/10/2039	$6,835,000	$7,428,141
		173,585,733
Telecommunication Services - 1.96%
Alltel Corp. 7.000%, 03/15/2016	10,000,000	11,796,390
America Movil SAB de CV
5.000%, 03/30/2020	9,595,000	10,003,133
AT&T, Inc. 6.500%, 09/01/2037	3,000,000	3,259,674
CenturyLink, Inc.
6.450%, 06/15/2021	6,335,000	6,258,511
7.600%, 09/15/2039	6,375,000	6,131,985
Qwest Corp. 7.500%, 10/01/2014	13,207,000	14,808,349
SBA Tower Trust 5.101%, 04/15/2017 (S)	11,983,000	12,492,278
Telecom Italia Capital SA
4.950%, 09/30/2014	7,350,000	7,661,096
5.250%, 11/15/2013	5,000,000	5,247,700
7.200%, 07/18/2036	8,125,000	7,660,396
7.721%, 06/04/2038	5,770,000	5,738,317
Telefonica Emisiones SAU
2.582%, 04/26/2013	15,000,000	15,152,490
		106,210,319
Utilities - 2.62%
Allegheny Energy Supply Company LLC
5.750%, 10/15/2019 (S)	10,560,000	11,041,620
Comision Federal de Electricidad
4.875%, 05/26/2021 (S)	6,775,000	6,765,515
Commonwealth Edison Company
5.800%, 03/15/2018	15,749,000	17,646,062
Duke Energy Corp. 6.300%, 02/01/2014	14,960,000	16,702,346
Exelon Generation Company LLC
6.250%, 10/01/2039	7,525,000	7,605,141
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month
LIBOR + 2.120%) 12/01/2066	13,430,000	13,278,913
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	4,435,000	4,867,506
ITC Holdings Corp.
5.500%, 01/15/2020 (S)	7,215,000	7,845,108
6.050%, 01/31/2018 (S)	4,760,000	5,313,569
NiSource Finance Corp. 5.400%, 07/15/2014	7,000,000	7,692,566
Oncor Electric Delivery Company LLC
5.000%, 09/30/2017	4,500,000	4,867,506
Pennsylvania Electric Company
5.125%, 04/01/2014	5,525,000	5,905,888
PNPP II Funding Corp. 9.120%, 05/30/2016	886,000	989,635
PSEG Power LLC 5.000%, 04/01/2014	9,000,000	9,652,689
Salton Sea Funding Corp., Series F
7.475%, 11/30/2018	14,992	16,068
Trans-Allegheny Interstate Line Company
4.000%, 01/15/2015 (S)	12,300,000	12,822,381
W3A Funding Corp. 8.090%, 01/02/2017	101,413	102,117
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month
LIBOR + 2.113%) 05/15/2067	8,575,000	8,628,594
		141,743,224
TOTAL CORPORATE BONDS (Cost $2,061,365,623)		$2,111,004,320

MUNICIPAL BONDS - 0.09%
California - 0.09%
State of California 7.600%, 11/01/2040	4,495,000	5,191,186
TOTAL MUNICIPAL BONDS (Cost $4,537,658)		$5,191,186

The accompanying notes are an integral part of the financial statements.

18

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES - 1.38%
Financials - 1.38%
Allfirst Preferred
Capital Trust 1.778%, 07/15/2029 (P)	$55,000	$48,437
Fifth Third Capital Trust IV (6.500% to
04/15/2017 then 3 month
LIBOR + 1.368%) 04/15/2037	17,241,000	16,939,283
MetLife Capital Trust X (9.250% to
04/08/2038 then 3 month
LIBOR + 5.540%) 04/08/2038 (S)	4,155,000	5,069,100
PNC Preferred Funding Trust III (8.700% to
03/15/2013 then 3 month
LIBOR + 5.226%) 03/15/2013 (Q)(S)	17,680,000	18,642,676
Sovereign Capital Trust VI
7.908%, 06/13/2036	275,000	280,385
State Street Capital Trust III
5.237%, 08/25/2011 (P)(Q)	11,122,000	11,126,894
State Street Capital Trust IV
1.247%, 06/15/2037 (P)	19,925,000	16,131,479
ZFS Finance USA Trust II (6.450% to
06/15/2016 then 3 month
LIBOR + 2.000%) 12/15/2065 (S)	6,225,000	6,318,375
		74,556,629
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $73,524,260)		$74,556,629

COLLATERALIZED MORTGAGE
OBLIGATIONS - 10.04%
Commercial & Residential - 0.11%
American Tower Trust
Series 2007-1A, Class C,
5.615%, 04/15/2037 (S)	$1,200,000	$1,279,586
Series 2007-1A, Class D,
5.957%, 04/15/2037 (S)	275,000	292,751
Morgan Stanley Capital I, Series 2007-IQ13,
Class A4 5.364%, 03/15/2044	325,000	344,612
WaMu Mortgage Pass Through Certificates,
Series 2005-AR12, Class 1A2
2.722%, 10/25/2035 (P)	4,214,222	4,050,596
		5,967,545
U.S. Government Agency - 9.93%
Federal Home Loan Mortgage Corp.
Series 3724, Class NB,
2.250%, 07/15/2038	47,806,864	47,647,576
Series 3833, Class LI IO,
2.492%, 10/15/2040	123,314,834	7,411,074
Series 3630, Class BI IO,
4.000%, 05/15/2027	4,426,425	497,190
Series 3730, Class AB,
4.000%, 11/15/2028	37,650,689	39,522,734
Series 3738, Class IC IO,
4.000%, 08/15/2029	18,058,277	3,196,073
Series 3738, Class MI IO,
4.000%, 09/15/2034	41,728,211	5,421,116
Series 3609, Class LI IO,
4.500%, 12/15/2024	36,754,931	3,287,997
Series 3623, Class LI IO,
4.500%, 01/15/2025	5,786,830	621,609
Series 3747, Class HI IO,
4.500%, 07/15/2037	96,391,301	15,179,866
Series 3699, Class MI IO,
4.500%, 01/15/2038	44,602,264	8,517,427
Series 3794, Class PI IO,
4.500%, 02/15/2038	26,473,124	4,366,578
Series 3714, Class KI IO,
4.500%, 11/15/2039	$31,780,821	$6,272,898
Series 3581, Class IO,
6.000%, 10/15/2039	4,906,209	1,040,262
Federal National Mortgage Association
Series 2010-93, Class AI IO,
4.000%, 08/25/2020	13,315,302	1,524,338
Series 2010-14, Class AI IO,
4.000%, 08/25/2027	11,018,432	1,609,695
Series 2010-14, Class IA IO,
4.000%, 08/25/2027	16,954,503	1,922,217
Series 2010-36, Class BI IO,
4.000%, 03/25/2028	13,069,886	2,049,378
Series 2009-66, Class EK,
4.000%, 09/25/2039	33,020,247	34,736,560
Series 402, Class 4 IO,
4.000%, 10/25/2039	18,773,588	3,896,852
Series 402, Class 3 IO,
4.000%, 11/25/2039	12,237,977	2,609,461
Series 2010-23, Class KA,
4.000%, 02/25/2040	20,994,294	22,124,023
Series 2011-49, Class LA,
4.000%, 05/25/2041	33,644,342	35,177,932
Series 2010-53, Class MA,
4.500%, 09/25/2037	28,270,221	29,968,995
Series 398, Class C3 IO,
4.500%, 05/25/2039	18,918,009	4,085,760
Series 401, Class C2 IO,
4.500%, 06/25/2039	9,974,462	2,093,892
Series 402, Class 7 IO,
4.500%, 11/25/2039	24,879,413	5,449,236
Series 402, Class 8 IO,
4.500%, 11/25/2039	32,382,282	7,013,219
Series 2008-29, Class BG,
4.700%, 12/25/2035	42,121,773	44,704,507
Series 2008-17, Class DP,
4.750%, 02/25/2038	24,069,332	25,679,544
Series 2010-13, Class KI IO,
5.000%, 12/25/2018	17,140,482	1,872,471
Series 2009-47, Class EI IO,
5.000%, 08/25/2019	9,002,376	1,048,069
Series 2010-45, Class AI IO,
5.000%, 02/25/2021	32,100,377	3,789,629
Series 366, Class 24 IO,
5.000%, 10/01/2035	14,541,617	1,489,159
Series 2010-68, Class CI IO,
5.000%, 11/25/2038	33,609,860	6,032,304
Series 407, Class 21 IO,
5.000%, 01/25/2039	30,843,162	5,558,759
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	16,781,587	3,421,126
Series 407, Class 15 IO,
5.000%, 01/25/2040	33,007,636	7,754,902
Series 407, Class 16 IO,
5.000%, 01/25/2040	8,528,916	1,945,446
Series 407, Class 17 IO,
5.000%, 01/25/2040	6,797,395	1,501,544
Series 407, Class 7 IO,
5.000%, 03/25/2041	22,311,373	4,908,474
Series 407, Class 8 IO,
5.000%, 03/25/2041	9,778,930	2,365,523

The accompanying notes are an integral part of the financial statements.

19

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association
Series 2009-103, Class DC,
3.500%, 09/16/2039	$14,536,244	$15,055,431
Series 2010-114, Class MA,
4.000%, 03/20/2039	28,108,091	29,839,069
Series 2009-69, Class PC,
4.000%, 07/16/2039	20,531,912	21,694,989
Series 2009-40, Class BI IO,
4.500%, 09/20/2036	42,004,764	6,214,911
Series 2010-91, Class GA,
4.500%, 09/20/2036	46,374,823	49,460,812
Series 2009-123, Class DI, IO,
4.500%, 07/20/2037	16,138,753	1,778,760
Series 2010-78, Class AI IO,
4.500%, 04/20/2039	24,095,939	3,109,229
		536,468,616
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $541,600,920)		$542,436,161

ASSET BACKED SECURITIES - 0.21%
Asset Backed Funding Certificates,
Series 2005-HE1, Class M1
0.606%, 03/25/2035 (P)	7,248,885	6,167,446
Bayview Financial Acquisition Trust,
Series 2006-A, Class 2A3
0.536%, 02/28/2041 (P)	1,886,413	1,678,630
FUEL Trust, Series 2011-1
4.207%, 04/15/2016 (S)	3,295,000	3,306,002
TOTAL ASSET BACKED SECURITIES (Cost $11,172,654)		$11,152,078

SECURITIES LENDING COLLATERAL - 1.72%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	9,311,570	93,189,258
TOTAL SECURITIES LENDING
COLLATERAL (Cost $93,188,484)		$93,189,258

SHORT-TERM INVESTMENTS - 2.02%
Short-Term Securities - 2.02%
Federal Home Loan Bank Discount Notes,
0.010% *	109,000,000	108,999,687
TOTAL SHORT-TERM INVESTMENTS (Cost $108,999,687)		$108,999,687
Total Investments (Bond Trust)
(Cost $5,461,785,273) - 102.15%		$5,520,885,635
Other assets and liabilities, net - (2.15%)		(116,290,632)
TOTAL NET ASSETS - 100.00%		$5,404,595,003

Bond PS Series
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 50.44%
U.S. Government - 18.08%
U.S. Treasury Bonds
3.125%, 05/15/2021	$1,815,000	$1,808,484
4.750%, 02/15/2041	1,025,000	1,089,543
U.S. Treasury Notes
0.750%, 12/15/2013	200,000	200,609
2.000%, 04/30/2016	$250,000	$253,612
2.125%, 02/29/2016	1,150,000	1,176,594
U.S. Treasury Strips, IO Zero
Coupon 11/15/2030 (Z)	95,000	39,386
		4,568,228
U.S. Government Agency - 32.36%
Federal Home Loan Mortgage Corp.
4.000%, 06/01/2026	866,686	902,476
4.500%, 08/01/2024	341,652	361,807
5.000%, 04/01/2038	983,938	1,044,407
6.500%, 12/01/2036	930,422	1,045,441
Federal National Mortgage Association
3.893%, 02/01/2040	964,905	1,010,847
4.500%, 05/01/2041	749,064	775,307
5.500%, 04/01/2038	1,630,000	1,763,545
6.000%, 12/01/2037	349,550	384,107
Government National Mortgage Association
4.000%, 05/15/2041	868,319	885,455
		8,173,392
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $12,728,223)		$12,741,620

CORPORATE BONDS - 45.40%
Consumer Discretionary - 3.90%
CBS Corp.
7.875%, 07/30/2030	50,000	59,672
DIRECTV Holdings LLC/DIRECTV
Financing Company, Inc.
6.350%, 03/15/2040	25,000	26,298
NBC Universal Media LLC
3.650%, 04/30/2015 (S)	90,000	94,455
News America, Inc.
6.150%, 02/15/2041 (S)	250,000	247,659
Time Warner Cable, Inc.
6.750%, 07/01/2018	250,000	289,775
Viacom, Inc.
4.375%, 09/15/2014	250,000	268,417
		986,276
Consumer Staples - 4.47%
Bunge Ltd. Finance Corp.
4.100%, 03/15/2016	250,000	260,296
8.500%, 06/15/2019	30,000	36,554
CVS Caremark Corp.
4.875%, 09/15/2014	250,000	274,152
Lorillard Tobacco Company
6.875%, 05/01/2020	250,000	271,070
The Kroger Company
7.500%, 01/15/2014	250,000	285,681
		1,127,753
Energy - 2.95%
DCP Midstream LLC
9.750%, 03/15/2019 (S)	250,000	326,575
Husky Energy, Inc.
5.900%, 06/15/2014	250,000	278,163
Kerr-McGee Corp.
6.950%, 07/01/2024	15,000	17,079
Spectra Energy Capital LLC
6.200%, 04/15/2018	30,000	34,001

The accompanying notes are an integral part of the financial statements.

20

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Williams Partners LP/Williams Partners
Finance Corp.
7.250%, 02/01/2017	$75,000	$88,378
		744,196
Financials - 24.51%
Abbey National Treasury Services PLC
4.000%, 04/27/2016	250,000	247,960
American Express Company
7.000%, 03/19/2018	250,000	294,064
Banco de Credito del Peru
4.750%, 03/16/2016 (S)	250,000	247,500
Bank of America Corp.
5.650%, 05/01/2018	250,000	263,449
Barclays Bank PLC
5.200%, 07/10/2014	250,000	270,360
BB&T Corp.
5.700%, 04/30/2014	250,000	277,375
BBVA Bancomer SA
6.500%, 03/10/2021 (S)	250,000	255,000
Capital One Financial Corp.
6.150%, 09/01/2016	250,000	275,670
Citigroup, Inc.
6.125%, 11/21/2017	75,000	82,786
Credit Suisse New York
5.300%, 08/13/2019	250,000	265,939
Discover Bank
7.000%, 04/15/2020	250,000	277,507
General Electric Capital Corp.
4.375%, 09/16/2020	35,000	34,576
5.625%, 05/01/2018	250,000	273,289
6.000%, 08/07/2019	35,000	38,732
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (S)	40,000	40,000
GTP Towers Issuer LLC
4.436%, 02/15/2015 (S)	250,000	260,717
Health Care REIT, Inc.
6.125%, 04/15/2020	65,000	69,579
JPMorgan Chase & Company
6.000%, 01/15/2018	250,000	277,902
Key Bank NA
5.800%, 07/01/2014	250,000	274,008
Liberty Mutual Group, Inc.
5.000%, 06/01/2021 (S)	30,000	28,388
Lincoln National Corp. (6.050% to 04/20/17,
then 3 month LIBOR + 2.040%)
04/20/2067	250,000	240,625
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018	70,000	77,411
Morgan Stanley
5.750%, 01/25/2021	10,000	10,112
7.300%, 05/13/2019	250,000	283,351
Santander Holdings USA, Inc.
4.625%, 04/19/2016	250,000	251,124
The Goldman Sachs Group, Inc.
6.150%, 04/01/2018	70,000	76,146
6.750%, 10/01/2037	250,000	249,996
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	15,000	14,899
The Royal Bank of Scotland PLC
4.875%, 03/16/2015	250,000	259,361
Unum Group
7.125%, 09/30/2016	250,000	286,819
Ventas Realty LP/Ventas Capital Corp.
4.750%, 06/01/2021	40,000	39,019
Financials (continued)
Wachovia Bank NA
6.600%, 01/15/2038	$35,000	$38,369
Willis Group Holdings PLC
5.750%, 03/15/2021	250,000	254,869
Willis North America, Inc.
7.000%, 09/29/2019	50,000	55,371
		6,192,273
Materials - 3.20%
ArcelorMittal
6.125%, 06/01/2018	100,000	107,053
6.750%, 03/01/2041	250,000	247,789
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	100,000	109,000
International Paper Company
7.950%, 06/15/2018	250,000	297,527
Teck Resources, Ltd.
6.250%, 07/15/2041	15,000	15,162
Vale Overseas, Ltd.
6.875%, 11/10/2039	30,000	32,603
		809,134
Telecommunication Services - 3.36%
America Movil SAB de CV
5.000%, 03/30/2020	250,000	260,634
CenturyLink, Inc.
6.450%, 06/15/2021	30,000	29,638
7.600%, 09/15/2039	30,000	28,856
Qwest Corp.
7.500%, 10/01/2014	250,000	280,312
Telecom Italia Capital SA
7.721%, 06/04/2038	250,000	248,627
		848,067
Utilities - 3.01%
Comision Federal de Electricidad
4.875%, 05/26/2021 (S)	30,000	29,958
Duke Energy Corp.
6.300%, 02/01/2014	250,000	279,117
Exelon Generation Company LLC
6.250%, 10/01/2039	30,000	30,320
NiSource Finance Corp.
5.400%, 07/15/2014	250,000	274,734
PNPP II Funding Corp.
9.120%, 05/30/2016	100,000	111,697
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month LIBOR + 2.113%)
05/15/2067	35,000	35,219
		761,045
TOTAL CORPORATE BONDS (Cost $11,565,023)		$11,468,744

CAPITAL PREFERRED SECURITIES - 0.29%
Financials - 0.29%
State Street Capital Trust IV,
1.247%, 06/15/2037 (P)	90,000	72,865
TOTAL CAPITAL PREFERRED SECURITIES (Cost $77,639)		$72,865

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.24%
U.S. Government Agency - 1.24%
Federal National Mortgage Association
Series 2010-93, Class AI IO,
4.000%, 08/25/2020	403,494	46,192

The accompanying notes are an integral part of the financial statements.

21

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2011-49, Class LA,
4.000%, 05/25/2041	$156,114	$163,230
Series 407, Class 21 IO,
5.000%, 01/25/2039	144,397	26,024
Series 407, Class 15 IO,
5.000%, 01/25/2040	143,001	33,597
Series 407, Class 16 IO,
5.000%, 01/25/2040	97,473	22,234
Series 407, Class 17 IO,
5.000%, 01/25/2040	98,627	21,787
		313,064
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $325,751)		$313,064
Total Investments (Bond PS Series)
(Cost $24,696,636) - 97.37%		$24,596,293
Other assets and liabilities, net - 2.63%		663,376
TOTAL NET ASSETS - 100.00%		$25,259,669

Core Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 59.24%
U.S. Government - 10.61%
U.S. Treasury Bonds
3.125%, 05/15/2021	$1,449,000	$1,443,798
4.250%, 11/15/2040	15,612,000	15,260,730
4.375%, 05/15/2040	2,749,000	2,747,296
4.375%, 05/15/2041 (L)	4,731,000	4,724,329
4.500%, 02/15/2036	17,398,000	17,974,309
4.750%, 02/15/2041 (L)	10,073,000	10,707,287
U.S. Treasury Notes
0.375%, 06/30/2013	4,138,000	4,130,241
0.500%, 05/31/2013	58,312,000	58,362,090
0.750%, 06/15/2014	4,987,000	4,979,599
1.000%, 05/15/2014	6,470,000	6,510,955
1.250%, 04/15/2014	23,771,000	24,099,705
1.500%, 06/30/2016	39,286,000	38,782,648
1.750%, 05/31/2016	520,000	520,530
		190,243,517
U.S. Government Agency - 48.63%
Federal Home Loan Mortgage Corp.
4.000%, 12/01/2034 to 12/01/2035	4,881,737	4,929,854
4.500%, TBA	19,300,000	19,918,856
5.000%, TBA	7,200,000	7,630,878
5.000%, 11/01/2040 to 07/15/2041	28,425,615	30,186,318
5.592%, 10/01/2038 (P)	367,455	391,816
5.609%, 08/01/2039 (P)	3,303,643	3,551,005
5.657%, 03/01/2036 (P)	403,885	437,584
5.682%, 03/01/2036 (P)	526,011	566,472
5.760%, 07/01/2038 (P)	6,156,373	6,666,308
5.771%, 11/01/2037 (P)	82,514	87,261
5.788%, 11/01/2038 (P)	475,933	512,413
5.826%, 01/01/2037 (P)	1,689,836	1,830,831
5.852%, 12/01/2036 (P)	1,810,553	1,953,433
5.853%, 07/01/2037 (P)	$2,673,907	$2,883,326
5.885%, 03/01/2037 (P)	238,892	255,712
5.898%, 05/01/2037 (P)	756,474	819,592
5.925%, 06/01/2036 (P)	1,405,078	1,522,314
5.962%, 01/01/2037 (P)	551,216	596,715
5.973%, 06/01/2038 (P)	3,166,759	3,430,985
5.996%, 10/01/2037 (P)	2,008,377	2,175,951
6.000%, 03/01/2034 to 10/01/2038	20,647,483	22,887,379
6.063%, 04/01/2037 (P)	554,693	600,975
6.067%, 11/01/2036 (P)	1,751,814	1,881,822
6.101%, 06/01/2037 (P)	202,951	219,187
Federal National Mortgage Association
3.000%, TBA	15,700,000	15,464,663
3.500%, TBA	149,936,000	149,934,312
3.500%, 09/01/2025 to 02/01/2041	96,266,018	95,968,236
4.000%, TBA	4,500,000	4,494,761
4.000%, 10/01/2033 to 05/01/2037	15,429,024	15,593,493
5.000%, TBA	33,200,000	35,245,542
5.000%, to 07/01/2041	87,639,682	93,072,222
5.500%, 09/01/2034	1,498,229	1,628,235
5.511%, 02/01/2039 (P)	1,257,730	1,348,585
5.666%, 10/01/2037 (P)	377,924	404,634
5.785%, 10/01/2037 (P)	1,816,340	1,959,572
5.833%, 09/01/2037 (P)	2,482,169	2,663,461
5.870%, 01/01/2037 (P)	190,791	204,713
5.874%, 02/01/2037 (P)	197,139	213,182
5.886%, 07/01/2037 (P)	978,845	1,060,518
5.908%, 01/01/2037 (P)	305,604	331,102
5.912%, 04/01/2037 (P)	270,987	293,598
5.939%, 03/01/2037 (P)	421,877	457,077
5.950%, 09/01/2037 (P)	329,747	356,449
5.977%, 10/01/2037 (P)	196,173	210,585
5.978%, 07/01/2037 (P)	434,124	470,289
5.997%, 12/01/2036 (P)	150,066	162,587
6.000%, TBA	6,000,000	6,583,957
6.000%, 03/01/2034 to 07/01/2037	133,723,545	148,430,734
6.042%, 09/01/2037 (P)	211,277	228,905
6.054%, 10/01/2037 (P)	185,958	199,984
6.057%, 11/01/2037 (P)	402,226	435,787
6.266%, 10/01/2036 (P)	251,334	272,305
6.268%, 09/01/2037 (P)	1,862,490	2,036,163
6.325%, 07/01/2037 (P)	116,247	127,566
6.500%, 10/01/2036	3,801,709	4,304,199
7.000%, 06/01/2035 to 01/01/2039	5,818,885	6,616,858
Government National Mortgage Association
3.500%, TBA	42,944,000	41,744,645
3.500%, 09/20/2040 to 03/20/2041	25,299,307	24,563,633
3.500%, 05/20/2041 to 06/20/2041 (P)	13,759,159	14,339,836
4.000%, TBA	8,994,000	9,448,851
4.000%, 03/20/2026 to 06/20/2026	61,554,704	64,812,796
4.000%, 04/20/2041 to 05/20/2041 (P)	7,816,013	8,227,591
6.500%, 12/15/2032	1,544,483	1,755,020
		871,603,633
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,060,108,758)		$1,061,847,150

FOREIGN GOVERNMENT
OBLIGATIONS - 1.43%
Chile - 0.11%
Republic of Chile
3.875%, 08/05/2020	2,000,000	2,012,000

The accompanying notes are an integral part of the financial statements.

22

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Hungary - 0.22%
Republic of Hungary
6.375%, 03/29/2021	$3,770,000	$3,977,350
Mexico - 0.28%
Government of Mexico
Bond5.125%, maturing at 01/15/2020	2,121,000	2,290,680
6.050%, 01/11/2040	2,504,000	2,664,256
		4,954,936
Netherlands - 0.05%
MDC-GMTN B.V.
5.500%, 04/20/2021 (S)	885,000	886,417
Qatar - 0.30%
Government of Qatar
4.000%, 01/20/2015 (S)	5,170,000	5,415,575
South Korea - 0.17%
Korea Development Bank
3.250%, 03/09/2016	3,001,000	2,990,851
Sweden - 0.30%
Svensk Exportkredit AB
3.250%, 09/16/2014	5,155,000	5,459,990
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $25,145,177)		$25,697,119

CORPORATE BONDS - 20.22%
Consumer Discretionary - 1.33%
Comcast Cable Communications
Holdings, Inc. 8.375%, 03/15/2013	3,528,000	3,950,863
Discovery Communications LLC
4.375%, 06/15/2021	1,565,000	1,548,572
Ford Motor Credit Company LLC
5.000%, 05/15/2018	2,930,000	2,918,473
Massachusetts Institute of Technology
5.600%, 07/01/2111	1,005,000	1,026,899
News America, Inc. 6.150%, 02/15/2041 (S)	2,985,000	2,957,048
The Gap, Inc. 5.950%, 04/12/2021	5,810,000	5,578,076
Thomson Reuters Corp. 5.950%, 07/15/2013	1,610,000	1,760,667
Time Warner, Inc.
4.750%, 03/29/2021	1,915,000	1,948,038
6.250%, 03/29/2041	2,055,000	2,134,683
		23,823,319
Consumer Staples - 1.47%
Altria Group, Inc.
4.750%, 05/05/2021	2,430,000	2,426,634
10.200%, 02/06/2039	1,605,000	2,301,994
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 01/15/2015	4,445,000	4,778,699
Cencosud SA 5.500%, 01/20/2021 (S)	1,775,000	1,775,000
Kraft Foods, Inc. 6.500%, 02/09/2040	2,930,000	3,254,568
Pepsico, Inc. 2.500%, 05/10/2016	4,005,000	4,045,322
Pernod-Ricard SA 5.750%, 04/07/2021 (S)	2,040,000	2,128,446
Philip Morris International, Inc.
2.500%, 05/16/2016	3,320,000	3,323,274
Woolworths, Ltd. 4.550%, 04/12/2021 (S)	2,385,000	2,394,752
		26,428,689
Energy - 2.14%
BP Capital Markets PLC 4.742%, 03/11/2021	3,990,000	4,113,223
CNOOC Finance 2011, Ltd.
4.250%, 01/26/2021 (S)	1,910,000	1,871,768
CNPC HK Overseas Capital, Ltd.
5.950%, 04/28/2041 (S)	1,675,000	1,658,233
El Paso Pipeline Partners Operating
Company LLC 7.500%, 11/15/2040	$1,185,000	$1,370,679
Energy Transfer Partners LP
4.650%, 06/01/2021	2,595,000	2,536,976
6.050%, 06/01/2041	480,000	465,178
9.000%, 04/15/2019	1,730,000	2,149,949
Enterprise Products Operating LLC
5.950%, 02/01/2041	1,200,000	1,191,828
Husky Energy, Inc. 7.250%, 12/15/2019	2,202,000	2,637,536
Kerr-McGee Corp. 6.950%, 07/01/2024	4,230,000	4,816,303
Marathon Petroleum Corp.
6.500%, 03/01/2041 (S)	1,470,000	1,519,292
Pride International, Inc. 6.875%, 08/15/2020	2,250,000	2,615,063
Rockies Express Pipeline LLC
3.900%, 04/15/2015 (S)	4,310,000	4,371,448
Spectra Energy Partners Lp
2.950%, 06/15/2016	745,000	742,338
TC Pipelines LP 4.650%, 06/15/2021	1,755,000	1,744,338
Western Gas Partners LP 5.375%, 06/01/2021	4,360,000	4,489,710
		38,293,862
Financials - 8.33%
Abbey National Treasury Services PLC
2.875%, 04/25/2014	1,225,000	1,229,044
4.000%, 04/27/2016	4,280,000	4,245,075
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)	8,500,000	8,918,523
American Express Credit Corp.
1.096%, 06/24/2014 (P)	2,890,000	2,893,404
American International Group, Inc.
5.850%, 01/16/2018	3,430,000	3,587,320
Banco BTG Pactual SA
4.875%, 07/08/2016 (S)	2,335,000	2,322,228
Bank of America Corp.
3.625%, 03/17/2016	2,020,000	2,024,862
5.000%, 05/13/2021	6,425,000	6,342,535
6.000%, 09/01/2017	2,690,000	2,892,915
BNP Paribas Home Loan Covered Bonds SA
2.200%, 11/02/2015 (S)	6,108,000	5,966,270
Caisse Centrale Desjardins du Quebec
2.550%, 03/24/2016 (S)	4,135,000	4,161,009
Citigroup Funding, Inc. 1.875%, 10/22/2012	3,690,000	3,761,280
Citigroup, Inc.
3.953%, 06/15/2016	4,325,000	4,425,362
5.375%, 08/09/2020	1,925,000	2,007,559
CNA Financial Corp.
5.750%, 08/15/2021	1,880,000	1,939,934
6.500%, 08/15/2016	925,000	1,031,836
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA 5.250%, 05/24/2041	3,993,000	3,957,650
Credit Suisse AG/Guernsey
2.600%, 05/27/2016 (S)	2,235,000	2,228,561
Credit Suisse New York 6.000%, 02/15/2018	2,885,000	3,111,565
General Electric Capital Corp.
2.950%, 05/09/2016	8,015,000	8,055,163
4.625%, 01/07/2021	3,000,000	3,015,588
Hartford Financial Services Group, Inc.
5.500%, 03/30/2020	2,005,000	2,065,487
HCP, Inc.
5.650%, 12/15/2013	3,330,000	3,647,719
6.750%, 02/01/2041	2,200,000	2,326,062
Health Care REIT, Inc. 6.500%, 03/15/2041	1,100,000	1,077,350
HSBC Holdings PLC
5.100%, 04/05/2021	4,920,000	5,038,469
6.800%, 06/01/2038	1,081,000	1,153,608

The accompanying notes are an integral part of the financial statements.

23

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Itau Unibanco Holding SA
6.200%, 04/15/2020 (S)	$1,015,000	$1,043,928
Jefferies Group, Inc. 5.125%, 04/13/2018	2,510,000	2,513,780
JPMorgan Chase & Company
3.150%, 07/05/2016	3,400,000	3,419,074
4.625%, 05/10/2021	2,009,000	1,991,343
Kilroy Realty LP
4.800%, 07/15/2018	2,400,000	2,363,550
5.000%, 11/03/2015	1,105,000	1,151,190
6.625%, 06/01/2020	1,445,000	1,551,083
Lazard Group LLC
6.850%, 06/15/2017	4,516,000	4,977,738
7.125%, 05/15/2015	3,220,000	3,621,827
Lloyds TSB Bank PLC 6.375%, 01/21/2021	1,645,000	1,711,437
MetLife, Inc. 5.875%, 02/06/2041	805,000	809,011
Morgan Stanley 3.800%, 04/29/2016	1,995,000	1,970,890
Nordea Bank AB 4.875%, 05/13/2021 (S)	4,330,000	4,155,531
Protective Life Corp. 8.450%, 10/15/2039	2,860,000	3,151,597
Prudential Financial, Inc.
3.000%, 05/12/2016	3,265,000	3,234,639
5.625%, 05/12/2041	710,000	656,629
Standard Chartered PLC
3.200%, 05/12/2016 (S)	4,305,000	4,261,360
The Goldman Sachs Group, Inc.
3.625%, 02/07/2016	3,520,000	3,556,576
6.250%, 02/01/2041	3,525,000	3,553,803
6.750%, 10/01/2037	1,875,000	1,874,968
US Bank NA 5.920%, 05/25/2012	744,916	776,173
WEA Finance LLC 4.625%, 05/10/2021 (S)	2,090,000	2,026,834
WR Berkley Corp. 5.375%, 09/15/2020	1,400,000	1,415,875
		149,215,214
Health Care - 0.88%
Amgen, Inc. 4.100%, 06/15/2021	1,920,000	1,896,976
Boston Scientific Corp. 6.400%, 06/15/2016	3,590,000	4,041,600
Coventry Health Care, Inc.
5.450%, 06/15/2021	1,910,000	1,952,986
5.950%, 03/15/2017	3,557,000	3,800,149
Gilead Sciences, Inc. 4.500%, 04/01/2021	4,145,000	4,148,950
		15,840,661
Industrials - 0.63%
ABB Treasury Center USA, Inc
2.500%, 06/15/2016 (S)	2,090,000	2,072,870
4.000%, 06/15/2021 (S)	2,090,000	2,045,132
Burlington Northern Santa Fe LLC
5.750%, 05/01/2040	2,017,000	2,077,740
Hutchison Whampoa International, Ltd.
5.750%, 09/11/2019 (S)	3,085,000	3,292,519
Verisk Analytics, Inc. 5.800%, 05/01/2021	1,720,000	1,823,169
		11,311,430
Information Technology - 0.32%
Adobe Systems, Inc. 4.750%, 02/01/2020	2,058,000	2,121,053
Hewlett-Packard Company
4.300%, 06/01/2021	2,395,000	2,416,672
Juniper Networks Inc. 5.950%, 03/15/2041	1,200,000	1,235,752
		5,773,477
Materials - 1.02%
ArcelorMittal
5.500%, 03/01/2021	1,834,000	1,835,638
6.750%, 03/01/2041	1,270,000	1,258,771
Barrick Gold Corp. 2.900%, 05/30/2016 (S)	4,815,000	4,808,813
Braskem Finance, Ltd. 5.750%, 04/15/2021 (S)	1,860,000	1,871,718
Teck Resources, Ltd.
4.750%, 01/15/2022	$1,435,000	$1,438,601
6.250%, 07/15/2041	1,435,000	1,450,459
The Dow Chemical Company
5.900%, 02/15/2015	1,850,000	2,077,385
8.550%, 05/15/2019	2,726,000	3,513,122
		18,254,507
Telecommunication Services - 1.65%
America Movil SAB de CV
5.000%, 10/16/2019	1,712,000	1,786,493
American Tower Corp.
4.500%, 01/15/2018	3,755,000	3,751,361
5.050%, 09/01/2020	1,062,000	1,045,358
AT&T, Inc.
4.450%, 05/15/2021	755,000	767,792
6.400%, 05/15/2038	1,500,000	1,608,998
CenturyLink, Inc. 7.600%, 09/15/2039	1,555,000	1,495,723
Frontier Communications Corp.
8.125%, 10/01/2018	1,045,000	1,135,131
8.250%, 04/15/2017	2,950,000	3,208,125
NBCUniversal Media LLC
2.875%, 04/01/2016 (S)	3,230,000	3,233,611
4.375%, 04/01/2021 (S)	1,688,000	1,669,184
Telefonica Moviles Chile SA
2.875%, 11/09/2015 (S)	1,650,000	1,619,973
Telemar Norte Leste SA
5.500%, 10/23/2020 (S)	3,995,000	3,945,063
Verizon Communications, Inc.
4.600%, 04/01/2021	1,920,000	1,979,651
Verizon Wireless Capital LLC
8.500%, 11/15/2018	1,790,000	2,323,225
		29,569,688
Utilities - 2.45%
Ameren Corp. 8.875%, 05/15/2014	2,380,000	2,756,509
CMS Energy Corp.
2.750%, 05/15/2014	1,435,000	1,435,874
5.050%, 02/15/2018	2,355,000	2,418,467
Dominion Resources, Inc. 8.875%, 01/15/2019	5,680,000	7,349,460
DPL, Inc. 6.875%, 09/01/2011	3,080,000	3,108,351
EDF SA 4.600%, 01/27/2020 (S)	1,545,000	1,603,860
Great Plains Energy, Inc. 4.850%, 06/01/2021	500,000	501,250
Hydro Quebec 2.000%, 06/30/2016	5,295,000	5,223,822
Ipalco Enterprises, Inc.
5.000%, 05/01/2018 (S)	1,440,000	1,405,629
Korea Hydro & Nuclear Power Company, Ltd.
3.125%, 09/16/2015 (S)	2,580,000	2,551,605
Midamerican Energy Holdings Company
6.500%, 09/15/2037	1,515,000	1,708,020
NiSource Finance Corp. 5.950%, 06/15/2041	1,570,000	1,537,886
PPLWEM Holdings PLC
3.900%, 05/01/2016 (S)	2,105,000	2,159,075
5.375%, 05/01/2021 (S)	1,535,000	1,589,089
Progress Energy, Inc. 6.850%, 04/15/2012	1,760,000	1,842,709
Puget Energy, Inc. 6.000%, 09/01/2021 (S)	2,425,000	2,432,081
Sempra Energy 2.000%, 03/15/2014	4,265,000	4,303,995
		43,927,682
TOTAL CORPORATE BONDS (Cost $356,780,008)		$362,438,529

MUNICIPAL BONDS - 1.16%
California - 0.44%
Los Angeles Community College District
6.750%, 08/01/2049	1,990,000	2,297,375

The accompanying notes are an integral part of the financial statements.

24

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
California (continued)
Los Angeles Department of Water & Power
6.574%, 07/01/2045	$2,330,000	$2,605,849
State of California
7.600%, 11/01/2040	2,585,000	2,985,365
		7,888,589
Illinois - 0.28%
State of Illinois
5.365%, 03/01/2017	1,620,000	1,672,715
5.665%, 03/01/2018	1,620,000	1,674,869
5.877%, 03/01/2019	1,620,000	1,668,681
		5,016,265
Nevada - 0.13%
County of Clark
6.820%, 07/01/2045	2,120,000	2,324,750
New Jersey - 0.17%
New Jersey State Turnpike Authority
7.102%, 01/01/2041	2,585,000	3,016,902
Texas - 0.14%
North Texas Tollway Authority
6.718%, 01/01/2049	2,270,000	2,482,586
TOTAL MUNICIPAL BONDS (Cost $19,040,717)		$20,729,092

CAPITAL PREFERRED SECURITIES - 0.18%
Financials - 0.18%
JPMorgan Chase Capital XXV
6.800%, 10/01/2037	3,250,000	3,214,650
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $3,005,684)		$3,214,650

COLLATERALIZED MORTGAGE
OBLIGATIONS - 21.57%
Commercial & Residential - 10.15%
Americold LLC Trust, Series 2010-ARTA,
Class A1 3.847%, 01/14/2029 (S)	3,818,573	3,892,466
Banc of America Commercial Mortgage, Inc.
Series 2004-6, Class A3,
4.512%, 12/10/2042	720,000	727,545
Series 2004-6, Class A5,
4.811%, 12/10/2042	2,239,000	2,380,921
Series 2005-4, Class A5A,
4.933%, 07/10/2045	2,074,000	2,211,055
Series 2002-2, Class B,
5.271%, 07/11/2043	675,000	694,999
Series 2006-6, Class A4,
5.356%, 10/10/2045	6,623,000	7,089,888
Series 2006-5, Class A4,
5.414%, 09/10/2047	786,000	839,409
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	3,579,000	3,932,855
Series 2002-PB2, Class B,
6.309%, 06/11/2035	236,000	240,636
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2003-T12, Class A3,
4.240%, 08/13/2039 (P)	96,460	97,716
Series 2005-PWR7, Class A2,
4.945%, 02/11/2041	1,486,681	1,503,013
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1,
Class AM 5.394%, 07/15/2044 (P)	2,084,000	2,110,146
Commercial Mortgage Pass
Through Certificates
Series 2004-B4A, Class A5,
4.840%, 10/15/2037	$7,741,000	$8,224,782
Series 2006-C8, Class A4,
5.306%, 12/10/2046	2,378,000	2,544,765
Series 2001-J2A, Class B,
6.304%, 07/16/2034 (S)	2,376,000	2,383,957
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2003-CPN1, Class B,
4.723%, 03/15/2035	1,013,000	1,048,692
Series 2005-C3, Class AM,
4.730%, 07/15/2037	1,508,000	1,518,217
Series 2005-C1, Class A3,
4.813%, 02/15/2038	1,679,787	1,726,449
Series 2005-C2, Class A4,
4.832%, 04/15/2037	3,259,000	3,469,095
Series 2002-CP5, Class A2,
4.940%, 12/15/2035	2,963,000	3,074,954
Series 2003-C4, Class A4,
5.137%, 08/15/2036 (P)	4,312,000	4,568,720
Series 2003-C4, Class B,
5.253%, 08/15/2036 (P)	1,742,000	1,811,980
Series 2004-C2, Class A2,
5.416%, 05/15/2036 (P)	3,000,000	3,249,184
Series 2002-CP3, Class A3,
5.603%, 07/15/2035	577,000	595,129
Credit Suisse Mortgage Capital Certificates
Series 2006-C5, Class A3,
5.311%, 12/15/2039	2,056,000	2,200,540
Series 2006-C2, Class A3,
5.850%, 03/15/2039 (P)	1,360,000	1,480,834
DBUBS Mortgage Trust, Series 2011-LC1A,
Class A2 4.528%, 11/10/2046 (S)	1,110,000	1,140,631
Developers Diversified Realty Corp.,
Series 2009-DDR1, Class A
3.807%, 10/14/2022 (S)	6,011,231	6,263,523
Extended Stay America Trust,
Series 2010-ESHA, Class A
2.951%, 11/05/2027 (S)	4,125,900	4,100,093
First Union National Bank Commercial
Mortgage, Series 2001-C4, Class B
6.417%, 12/12/2033	305,000	308,897
GMAC Commercial Mortgage Securities, Inc.
Series 2006-C1, Class AM,
5.290%, 11/10/2045 (P)	2,918,000	2,891,725
Series 2004-C2, Class A4,
5.301%, 08/10/2038 (P)	1,697,000	1,827,668
Series 2003-C2, Class D,
5.670%, 05/10/2040 (P)	622,000	650,488
Series 2001-C2, Class A2,
6.700%, 04/15/2034	152,099	151,912
Series 2001-C2, Class B,
6.790%, 04/15/2034	336,000	335,770
Greenwich Capital Commercial
Funding Corp., Series 2005-GG5, Class A5
5.224%, 04/10/2037 (P)	5,393,000	5,786,983
GS Mortgage Securities Corp. II
Series 2011-GC3, Class A2,
3.645%, 03/10/2044 (S)	2,304,000	2,333,260
Series 2010, Class C2,
3.849%, 12/10/2043 (S)	3,811,203	3,898,222

The accompanying notes are an integral part of the financial statements.

25

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
GS Mortgage Securities Corp. II (continued)
Series 2005-GG4, Class A4,
4.761%, 07/10/2039	$1,002,000	$1,055,344
Series 2006-GG6, Class A4,
5.553%, 04/10/2038 (P)	5,610,000	6,092,852
Impac Funding LLC, Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	4,617,696	4,790,860
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2010-CNTR, Class A1,
3.300%, 08/05/2032 (S)	1,271,491	1,259,019
Series 2010-C1, Class A1,
3.853%, 06/15/2043 (S)	6,277,399	6,490,578
Series 2003-C1, Class A1,
4.275%, 01/12/2037	811,293	822,838
Series 2010-CNTR, Class A2,
4.311%, 08/05/2032 (S)	5,272,000	5,105,264
Series 2003-CB6, Class A1,
4.393%, 07/12/2037	330,494	335,726
Series 2011-C3A, Class A4,
4.717%, 02/16/2046 (S)	1,598,000	1,611,768
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	670,000	722,384
Series 2002-C2, Class A2,
5.050%, 12/12/2034	1,546,000	1,607,897
Series 2004-CB9, Class A2,
5.108%, 06/12/2041 (P)	751,703	751,312
Series 2004-IN2, Class A2,
5.115%, 07/15/2041	4,007,000	4,243,627
Series 2006-LDP9, Class A2,
5.134%, 05/15/2047	907,416	929,702
Series 2002-C2, Class B,
5.211%, 12/12/2034 (P)	723,000	748,893
Series 2003-PM1A, Class A4,
5.326%, 08/12/2040 (P)	1,408,000	1,495,030
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	6,147,000	6,540,708
Series 2009-IWST, Class A2,
5.633%, 12/05/2027 (S)	4,331,000	4,724,835
Series 2002-CIB4, Class C,
6.450%, 05/12/2034 (P)	1,546,000	1,579,918
Series 2001-CIB3, Class A3,
6.465%, 11/15/2035	671,391	676,001
Series 2001-CIB2, Class D,
6.847%, 04/15/2035 (P)	853,000	851,789
JPMorgan Commercial Mortgage
Finance Corp., Series 2000-C10, Class C
7.965%, 08/15/2032 (P)	95,991	95,942
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A3
6.159%, 07/15/2044 (P)	826,000	875,348
LB-UBS Commercial Mortgage Trust
Series 2002-C4, Class A4,
4.563%, 09/15/2026	259,310	263,003
Series 2004-C7, Class A5,
4.628%, 10/15/2029	495,000	517,330
Series 2005-C1, Class A4,
4.742%, 02/15/2030	965,000	1,030,507
Series 2005-C2, Class A4,
4.998%, 04/15/2030	2,935,000	2,998,086
Series 2007-C1, Class AAB,
5.403%, 02/15/2040	840,000	893,900
Series 2002-C2, Class A4,
5.594%, 06/15/2031	907,000	932,871
Series 2007-C6, Class A4,
5.858%, 07/15/2040 (P)	$2,682,000	$2,907,925
Series 2007-C6, Class A3,
5.933%, 07/15/2040	3,739,000	4,032,140
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A3A,
4.949%, 07/12/2038 (P)	721,000	734,678
Series 2005-MKB2, Class A4,
5.204%, 09/12/2042 (P)	2,507,000	2,697,062
Series 2005-CKI1, Class A6,
5.392%, 11/12/2037 (P)	1,759,000	1,922,887
Morgan Stanley Capital I
Series 2004-T13, Class A3,
4.390%, 09/13/2045	721,541	744,027
Series 2005-HQ6, Class A4A,
4.989%, 08/13/2042	2,306,000	2,494,185
Series 2004-T15, Class A3,
5.030%, 06/13/2041	425,836	434,611
Series 2006-IQ12, Class ANM,
5.310%, 12/15/2043	2,450,000	2,458,242
Series 2007-HQ13, Class A1,
5.357%, 12/15/2044	829,704	852,674
Series 2008-HQ8, Class AM,
5.648%, 03/12/2044 (P)	1,055,000	1,094,708
Morgan Stanley Dean Witter Capital I
Series 2003-HQ2, Class B,
5.040%, 03/12/2035	807,000	840,875
Series 2001, Class A4,
6.390%, 07/15/2033	313,057	312,879
Series 2002-HQ, Class B,
6.640%, 04/15/2034	671,000	689,775
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
0.296%, 02/25/2047 (P)	37,975	31,348
Nomura Asset Securities Corp.,
Series 1998-D6, Class A2
7.311%, 03/15/2030 (P)	3,120,000	3,360,539
Salomon Brothers
Mortgage Securities VII, Inc.
Series 2001-C2, Class A3,
6.499%, 11/13/2036	1,034,417	1,037,934
Series 2000-C2, Class C,
7.727%, 07/18/2033 (P)	82,799	82,695
Sequoia Mortgage Trust
Series 2010-H1, Class A1,
3.750%, 02/25/2040 (P)	814,137	822,872
Series 2011-1, Class A1,
4.125%, 02/25/2041 (P)	981,657	983,680
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8, Class A3
4.445%, 11/15/2035	161,589	162,569
		182,048,756
U.S. Government Agency - 11.42%
Federal Home Loan Mortgage Corp.
Series K008, Class A1,
2.746%, 12/25/2019	4,143,940	4,142,285
Series K010, Class A1,
3.320%, 07/25/2020	6,887,462	7,081,297
Series K007, Class A1,
3.342%, 12/25/2019	2,781,724	2,856,759

The accompanying notes are an integral part of the financial statements.

26

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K013, Class A2,
3.974%, 01/25/2021 (P)	$3,738,000	$3,778,197
Series 3704, Class CA,
4.000%, 12/15/2036	11,656,036	12,295,266
Series 3508, Class PK,
4.000%, 02/15/2039	1,142,972	1,199,281
Series 3631, Class PA,
4.000%, 02/15/2040	4,228,639	4,452,384
Series K005, Class A2,
4.317%, 11/25/2019	5,841,000	6,040,273
Series 3598, Class MA,
4.500%, 11/15/2038	2,221,067	2,345,867
Series 2009-K003, Class AAB,
4.768%, 05/25/2018	1,094,000	1,178,955
Series 3626, Class MB,
5.000%, 03/15/2032	1,302,000	1,425,472
Series 3455, Class A,
5.000%, 06/15/2038	4,390,140	4,679,631
Series 3632, Class PK,
5.000%, 02/15/2040	14,217,045	15,560,347
5.000%, 07/15/2041	1,004,000	1,079,281
5.000%, 07/15/2041	1,507,000	1,621,213
Series 2005-3028, Class PG,
5.500%, 09/15/2035	915,696	1,016,003
Series 2005-3035, Class PA,
5.500%, 09/15/2035	4,975,433	5,500,765
Series 3325, Class JL,
5.500%, 06/15/2037	2,190,358	2,390,901
Series 2980, Class QA,
6.000%, 05/15/2035	3,046,015	3,384,356
Series T-48, Class 1A,
6.419%, 07/25/2033 (P)	66,942	72,355
Series T-57, Class 1A3,
7.500%, 07/25/2043	750,830	854,538
Series T-59, Class 1A3,
7.500%, 10/25/2043	983,771	1,150,690
Series T-60, Class 1A3,
7.500%, 03/25/2044	1,035,703	1,191,236
Federal National Mortgage Association
Series 2010-15, Class KA,
4.000%, 03/25/2039	2,936,141	3,072,670
Series 2009-66, Class KE,
4.000%, 09/25/2039	6,884,722	7,242,573
Series 2010-135, Class LM,
4.000%, 12/25/2040	445,468	470,202
Series 2009-M2, Class A3,
4.001%, 01/25/2019	2,669,000	2,754,995
Series 2007-30, Class MA,
4.250%, 02/25/2037	6,276,462	6,643,109
Series 2009-M1, Class A2,
4.287%, 07/25/2019	2,841,000	2,968,959
Series 2010-M3, Class A3,
4.332%, 03/25/2020 (P)	10,746,000	11,185,741
Series 2010-M1, Class A2,
4.450%, 09/25/2019	946,000	994,974
4.500%, 09/25/2039	1,486,300	1,587,321
Series 3652, Class AP,
4.500%, 03/15/2040	11,682,204	12,550,390
Series 2010-54, Class EA,
4.500%, 06/25/2040	8,509,259	9,152,996
Series 2011-53, Class DT,
4.500%, 06/25/2041	5,882,557	6,238,912
Series 2009-11, Class LC,
4.500%, 03/25/2049	$4,204,560	$4,440,129
Series 2009-78, Class J,
5.000%, 09/25/2019	3,167,330	3,417,021
Series 2010-9, Class MB,
5.000%, 05/25/2032	1,076,000	1,176,508
Series 2005-5, Class PA,
5.000%, 01/25/2035	1,635,012	1,766,305
Series 2009-100, Class PN,
5.000%, 11/25/2039	3,458,771	3,697,904
5.000%, 07/25/2041	3,162,000	3,383,134
Series 2005-58, Class MA,
5.500%, 07/25/2035	238,015	263,680
Series 2005-64, Class PL,
5.500%, 07/25/2035	1,723,107	1,907,145
Series 2003-W17, Class 1A7,
5.750%, 08/25/2033	1,000,000	1,099,146
Series 2002-95, Class DB,
6.000%, 01/25/2033	3,102,000	3,518,093
Series 2006-56, Class CA,
6.000%, 07/25/2036	759,749	834,085
Series 2009-105, Class CB,
6.000%, 12/25/2039	6,956,149	7,602,140
Series 2002-33, Class A2,
7.500%, 06/25/2032	754,195	858,746
Series 2001-T7, Class A1,
7.500%, 02/25/2041	705,427	799,452
Series 2002-T6, Class A2,
7.500%, 10/25/2041	1,060,461	1,209,280
Series 2002-T16, Class A3,
7.500%, 07/25/2042	588,545	664,754
Series 2002-T18, Class A4,
7.500%, 08/25/2042	594,960	688,597
Government National Mortgage Association
Series 2005-78, Class A,
5.000%, 07/16/2033	14,477,021	15,750,661
Series 2003-79, Class PV,
5.500%, 10/20/2023	1,282,351	1,429,879
		204,666,853
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $383,508,216)		$386,715,609

ASSET BACKED SECURITIES - 10.99%
Ally Auto Receivables Trust, Series 2010-5,
Class A4 1.750%, 03/15/2016	2,418,000	2,429,211
Ally Master Owner Trust, Series 2011-1,
Class A2 2.150%, 01/15/2016	3,466,000	3,510,379
Capital One Multi-Asset Execution Trust
Series 2007-A4, Class A4,
0.217%, 03/16/2015 (P)	1,996,000	1,994,008
Series 2006-A5, Class A5,
0.247%, 01/15/2016 (P)	1,117,000	1,113,706
Citibank Omni Master Trust,
Series 2009-A14A, Class A14
2.937%, 08/15/2018 (P)(S)	10,298,000	10,825,902
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AHL1, Class A2A
0.226%, 12/25/2036 (P)	48,103	46,308
DBUBS
Mortgage Trust 4.000%, 07/24/2044 (S)	3,610,000	3,611,793

The accompanying notes are an integral part of the financial statements.

27

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Discover Card Master Trust
Series 2007-A2, Class A2,
0.587%, 06/15/2015 (P)	$5,348,000	$5,364,680
Series 2009-A1, Class A1,
1.487%, 12/15/2014 (P)	2,017,000	2,040,762
Federal National Mortgage Association
5.000%, 07/25/2041	2,465,000	2,635,410
5.000%, 08/25/2041	12,061,000	12,900,847
GE Capital Credit Card Master Note Trust,
Series 2009-2, Class A 3.690%, 07/15/2015	2,519,000	2,590,660
Goal Capital Funding Trust, Series 2006-1,
Class A3 0.377%, 11/25/2026 (P)	7,463,000	7,052,420
Government National Mortgage Association
3.000%, 07/20/2041	479,000	485,137
3.000%, 07/20/2041	1,004,000	1,028,596
3.000%, 07/20/2041	1,988,000	2,036,703
3.000%, 08/20/2041	958,000	966,682
3.000%, 08/20/2041	961,000	975,265
3.500%, 07/20/2041	1,502,000	1,557,259
3.500%, 08/20/2041	979,000	1,015,018
4.000%, 07/15/2026	1,850,000	1,954,063
4.000%, 07/20/2026	5,601,000	5,909,930
6.000%, 07/15/2041	12,469,000	14,031,522
MBNA Master Credit Card Trust,
Series 1997-B, Class A
0.347%, 08/15/2014 (P)	5,208,000	5,208,378
MMCA Automobile Trust, Series 2011-A,
Class A4 2.020%, 10/17/2016 (S)	3,311,000	3,344,318
Morgan Stanley ABS Capital I,
Series 2007-HE2, Class A2A
0.226%, 01/25/2037 (P)	19,804	19,277
Morgan Stanley Home Equity Loan Trust,
Series 2007-1, Class A1
0.236%, 12/25/2036 (P)	9,522	9,321
National Credit Union Administration
Guaranteed Notes 2.350%, 06/12/2017	17,170,000	17,179,272
Nelnet Student Loan Trust
Series 2007-1, Class A3,
0.327%, 05/27/2025 (P)	8,449,000	7,873,735
Series 2005-2, Class A5,
0.347%, 03/23/2037 (P)	4,236,000	3,765,305
Series 2006-1, Class A4,
0.349%, 11/23/2022 (P)	3,117,000	3,059,423
Series 2006-2, Class A4,
0.354%, 10/26/2026 (P)	756,000	750,896
Series 2005-4, Class A3,
0.377%, 06/22/2026 (P)	4,917,000	4,758,731
Series 2008-3, Class A4,
1.907%, 11/25/2024 (P)	8,770,000	9,116,615
Nissan Auto Receivables Owner Trust,
Series 2011-A, Class A4
1.940%, 09/15/2017	2,105,000	2,132,321
SLC Student Loan Trust, Series 2008-1,
Class A4A 1.847%, 12/15/2032 (P)	7,334,000	7,515,484
SLM Student Loan Trust
Series 2006-3, Class A4,
0.354%, 07/25/2019 (P)	3,689,088	3,660,966
Series 2005-8, Class A3,
0.384%, 10/25/2024 (P)	3,120,000	3,040,642
Series 2005-6, Class A5A,
0.384%, 07/27/2026 (P)	4,277,000	4,153,823
Series 2004-7, Class A5,
0.444%, 01/27/2020 (P)	3,642,810	3,618,495
Series 2003-14, Class A5,
0.504%, 01/25/2023 (P)	7,252,000	7,149,217
Series 2008-6, Class A2,
0.824%, 10/25/2017 (P)	$1,189,000	$1,191,388
Series 2008-4, Class A2,
1.324%, 07/25/2016 (P)	2,573,000	2,611,737
Series 2008-5, Class A3,
1.574%, 01/25/2018 (P)	1,336,000	1,372,473
Series 2008-9, Class A,
1.774%, 04/25/2023 (P)	3,468,753	3,580,343
Series 2008-4, Class A4,
1.924%, 07/25/2022 (P)	2,674,000	2,785,639
Series 2008-5, Class A4,
1.974%, 07/25/2023 (P)	1,935,000	2,022,036
SMS Student Loan Trust, Series 2000-A,
Class A2 0.463%, 10/28/2028 (P)	2,929,450	2,918,232
Volkswagen Auto Loan Enhanced Trust,
Series 2011-1, Class A4
1.980%, 09/20/2017	3,993,000	4,037,773
World Financial Network Credit Card
Master Trust, Series 2009-A, Class A
4.600%, 09/15/2015	3,923,000	3,977,690
TOTAL ASSET BACKED SECURITIES (Cost $196,268,849)		$196,929,791

SECURITIES LENDING COLLATERAL - 0.40%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	708,936	7,094,963
TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,095,317)		$7,094,963

SHORT-TERM INVESTMENTS - 3.25%
Short-Term Securities - 3.25%
State Street Institutional Liquid Reserves
Fund, 0.1511% (Y)	58,182,027	58,182,027
TOTAL SHORT-TERM INVESTMENTS (Cost $58,182,027)		$58,182,027

Total Investments (Core Bond Trust)
(Cost $2,109,134,753) - 118.44%		$2,122,848,930
Other assets and liabilities, net - (18.44%)		(330,435,953)
TOTAL NET ASSETS - 100.00%		$1,792,412,977

SALE COMMITMENTS OUTSTANDING - (5.27)%
Federal Home Loan Mortgage Corp. - (0.43)%
Federal Home Loan Mortgage Corp.
5.000%, TBA	(7,200,000)	(7,630,877)
Federal National Mortgage Association - (4.84)%
Federal National Mortgage Association
5.000%, TBA	(57,900,000)	(61,467,376)
6.000%, TBA	(9,300,000)	(10,199,442)
6.000%, TBA	(13,800,000)	(15,159,991)
TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(94,571,102))		$(94,457,686)

The accompanying notes are an integral part of the financial statements.

28

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Trust
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 14.20%
U.S. Government Agency - 14.20%
Federal Home Loan Mortgage Corp.
5.175%, 03/01/2035 (P)		$543,352	$581,291
Federal National Mortgage Association
2.140%, 12/01/2034 (P)		316,798	330,729
2.680%, 11/01/2034 (P)		1,753,543	1,844,994
4.000%, TBA		101,000,000	100,882,416
4.000%, 08/01/2040 to 05/01/2041		38,764,672	38,780,432
5.026%, 05/01/2035 (P)		316,139	339,462
Government National
Mortgage Association
2.125%, 11/20/2023 to 10/20/2026 (P)		77,171	79,239
2.250%, 01/20/2030 (P)		22,945	23,717
2.375%, 02/20/2024 to 03/20/2028 (P)		35,875	36,942
3.375%, 04/20/2030 to 06/20/2030 (P)		51,233	53,192
			142,952,414
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $143,059,988)			$142,952,414

FOREIGN GOVERNMENT
OBLIGATIONS - 23.24%
Canada - 2.35%
Government of Canada
1.750%, 03/01/2013	CAD	22,000,000	22,903,417
2.750%, 09/01/2016		700,000	738,283
			23,641,700
France - 0.89%
Societe Financement de l’Economie
Francaise
2.250%, 06/11/2012 (S)		$8,800,000	8,945,262
			8,945,262
Germany - 5.32%
Federal Republic of Germany
3.250%, 01/04/2020	EUR	1,100,000	1,640,786
4.750%, 07/04/2028		2,500,000	4,115,597
5.625%, 01/04/2028		10,600,000	19,117,488
6.500%, 07/04/2027		14,600,000	28,635,804
			53,509,675
Italy - 1.81%
Government of Italy
4.750%, 02/01/2013		12,200,000	18,199,581
			18,199,581
Japan - 5.31%
Government of Japan
zero coupon 09/26/2011 (Z)	JPY	2,670,000,000	33,157,725
0.200%, 02/15/2012		1,630,000,000	20,249,356
			53,407,081
New Zealand - 2.30%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	18,600,000	15,492,231
6.000%, 05/15/2021		8,700,000	7,694,340
			23,186,571
Norway - 0.53%
Kommunalbanken AS
2.000%, 01/14/2013		$5,200,000	5,301,176
			5,301,176
Spain - 1.57%
Instituto de Credito Oficial
3.276%, 03/25/2014 (P) (S) (S)	EUR	11,000,000	$15,850,545
			15,850,545
United Kingdom - 3.16%
Government of United Kingdom
4.250%, 12/07/2027	GBP	4,400,000	7,149,562
4.500%, 09/07/2034		2,900,000	4,807,858
4.750%, 12/07/2030		7,400,000	12,745,413
5.000%, 03/07/2025		4,000,000	7,160,906
			31,863,739
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $228,869,232)			$233,905,330

CORPORATE BONDS - 46.43%
Australia - 5.22%
Commonwealth Bank of Australia
0.705%, 07/12/2013 (P) (S)		$8,000,000	7,995,600
0.747%, 06/25/2014 (P) (S)		14,800,000	14,905,968
2.500%, 12/10/2012 (S)		5,500,000	5,639,249
ING Bank Australia, Ltd.
5.668%, 06/24/2014 (P)	AUD	10,000,000	10,796,176
Macquarie Bank, Ltd.
3.300%, 07/17/2014 (S)		$500,000	530,945
Members Equity Bank Pty, Ltd.
5.750%, 08/20/2012	AUD	2,400,000	2,588,886
National Australia Bank, Ltd.
0.793%, 07/08/2014 (P) (S)		$5,000,000	5,046,315
5.750%, 12/19/2013	AUD	40,000	43,427
Westpac Banking Corp.
2.900%, 09/10/2014 (S)		$4,700,000	4,928,655
			52,475,221
Bermuda - 0.03%
Qtel International Finance, Ltd.
5.000%, 10/19/2025		300,000	276,750
			276,750
Canada - 1.05%
Honda Canada Finance, Inc., Series E
1.466%, 03/26/2012 (P)	CAD	10,200,000	10,540,620
			10,540,620
Cayman Islands - 0.27%
IPIC GMTN, Ltd.
5.000%, 11/15/2020 (S)		$600,000	594,000
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)		500,000	527,500
Petrobras International Finance Company
5.375%, 01/27/2021		1,000,000	1,026,122
7.875%, 03/15/2019		500,000	605,132
			2,752,754
Denmark - 0.03%
Nykredit Realkredit A/S
6.000%, 10/01/2029	DKK	150,578	31,543
Realkredit Danmark A/S, Series 73D
2.678%, 01/01/2038 (P)		1,292,463	239,727
			271,270
France - 7.51%
BNP Paribas Home Loan
Covered Bonds SA
2.200%, 11/02/2015 (S)		$5,800,000	5,665,417
3.000%, 07/23/2013	EUR	200,000	293,172

The accompanying notes are an integral part of the financial statements.

29

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
France (continued)
BNP Paribas Home Loan Covered
Bonds SA (continued)
4.750%, 05/28/2013	EUR	2,700,000	$4,083,003
Cie de Financement Foncier
1.625%, 07/23/2012 (S)		$7,200,000	7,257,017
2.000%, 02/17/2012	EUR	6,800,000	9,864,923
2.125%, 04/22/2013 (S)		$4,900,000	4,972,202
2.250%, 01/25/2013	EUR	300,000	434,296
2.500%, 09/16/2015 (S)		$5,100,000	5,050,102
Credit Agricole Home Loan
1.024%, 07/21/2014 (P) (S)		5,200,000	5,201,622
Dexia Credit Local
2.000%, 03/05/2013 (S)		5,000,000	5,029,795
Dexia Credit Local SA
0.535%, 01/12/2012 (P) (S)		8,000,000	7,996,656
2.750%, 01/10/2014 (S)		15,500,000	15,764,306
Vivendi SA
5.750%, 04/04/2013 (S)		3,700,000	3,964,794
			75,577,305
Germany - 2.22%
IKB Deutsche Industriebank AG
2.125%, 09/10/2012	EUR	3,600,000	5,235,360
Kreditanstalt Fuer Wiederaufbau
1.250%, 06/17/2013		7,800,000	11,157,437
5.000%, 07/04/2011		250,000	362,537
5.500%, 06/05/2014	AUD	5,200,000	5,603,415
			22,358,749
Ireland - 0.06%
Novatek Finance, Ltd.
5.326%, 02/03/2016 (S)		$600,000	618,000
			618,000
Italy - 0.46%
Intesa Sanpaolo SpA
2.658%, 02/24/2014 (P) (S)		4,600,000	4,588,739
			4,588,739
Jersey, C.I. - 0.53%
HBOS Capital Funding LP (9.540% to
03/19/2018, then GBP
LIBOR + 6.750%)
03/19/2018 (Q)(I)	GBP	1,700,000	2,264,485
HBOS Euro Finance LP (7.627% to
12/09/2011, then 3 month
EURIBOR + 2.875%)
12/09/2011 (Q)	EUR	2,334,000	3,096,954
			5,361,439
Luxembourg - 0.46%
ALROSA Finance SA
7.750%, 11/03/2020		$2,100,000	2,283,750
Sunrise Communications International SA
7.000%, 12/31/2017	EUR	1,600,000	2,366,644
			4,650,394
Netherlands - 3.98%
ABN Amro Bank NV
3.250%, 01/18/2013		3,200,000	4,707,409
3.750%, 01/12/2012		400,000	586,167
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)		$2,400,000	2,518,171
3.200%, 11/03/2014		4,900,000	5,141,266
Eurocredit CDO I, BV
2.277%, 09/03/2012 (P)	EUR	1,389,401	1,990,443
Fortis Bank Nederland Holding NV
3.375%, 05/19/2014	EUR	5,900,000	$8,802,883
Gazprom OAO via White Nights
Finance BV
10.500%, 03/08/2014		$2,700,000	3,218,238
LeasePlan Corp. NV
3.250%, 05/22/2014	EUR	1,800,000	2,676,711
NIBC Bank NV
2.800%, 12/02/2014 (S)		$3,500,000	3,642,293
3.500%, 04/07/2014	EUR	1,700,000	2,548,237
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q) (S)		$2,200,000	2,807,200
Ziggo Finance BV
6.125%, 11/15/2017	EUR	1,000,000	1,424,772
			40,063,790
Norway - 0.51%
DnB NOR Boligkreditt
2.375%, 07/20/2015		3,700,000	5,162,457
			5,162,457
Singapore - 0.07%
ICICI Bank, Ltd.
2.008%, 02/24/2014 (P) (S)		$700,000	695,615
			695,615
South Korea - 0.27%
Export-Import Bank of Korea
5.750%, 05/22/2013	EUR	1,800,000	2,728,410
			2,728,410
Sweden - 0.27%
Stadshypotek AB
3.750%, 12/12/2013		1,800,000	2,687,961
			2,687,961
United Kingdom - 9.47%
Abbey National Treasury Services PLC
3.125%, 06/30/2014		4,300,000	6,201,522
Bank of Scotland PLC
4.375%, 07/13/2016		900,000	1,337,181
4.500%, 10/23/2013		200,000	299,848
Barclays Bank PLC
2.700%, 03/05/2012 (S)		$100,000	101,603
10.179%, 06/12/2021 (S)		1,840,000	2,308,593
BP Capital Markets PLC
3.125%, 10/01/2015		3,000,000	3,078,744
British Sky Broadcasting Group PLC
6.100%, 02/15/2018 (S)		4,200,000	4,695,398
HBOS PLC
6.750%, 05/21/2018 (S)		3,100,000	2,981,797
LBG Capital No.1 PLC
7.375%, 03/12/2020	EUR	1,100,000	1,460,373
11.040%, 03/19/2020	GBP	2,800,000	4,819,668
LBG Capital No.2 PLC
7.625%, 12/09/2019		3,138,000	4,482,339
Lloyds TSB Bank PLC
1.246%, 04/02/2012 (P) (S)		$3,300,000	3,322,971
2.624%, 01/24/2014 (P)		900,000	912,518
Nationwide Building Society
2.875%, 09/14/2015	EUR	4,700,000	6,643,818
4.625%, 09/13/2012		1,700,000	2,530,261
5.500%, 07/18/2012 (S)		$4,100,000	4,275,931
5.500%, 07/18/2012		4,000,000	4,178,028

The accompanying notes are an integral part of the financial statements.

30

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United Kingdom (continued)
NGG Finance PLC
6.125%, 08/23/2011	EUR	250,000	$364,646
Pearson Dollar Finance Two PLC
5.500%, 05/06/2013 (S)		$3,000,000	3,210,201
Royal Bank of Scotland PLC
1.450%, 10/20/2011 (S)		10,800,000	10,835,348
2.625%, 05/11/2012 (S)		4,000,000	4,075,536
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)		400,000	423,247
The Royal Bank of Scotland PLC
0.514%, 03/30/2012 (P) (S)		13,900,000	13,916,235
2.750%, 06/18/2013	EUR	1,800,000	2,618,656
Virgin Media Secured Finance PLC
7.000%, 01/15/2018	GBP	1,000,000	1,697,236
Westpac Securities NZ, Ltd.
3.450%, 07/28/2014 (S)		$4,300,000	4,573,721
			95,345,419
United States - 14.02%
Ally Financial, Inc.
6.000%, 12/15/2011		1,550,000	1,569,376
6.875%, 09/15/2011 to 08/28/2012		5,300,000	5,364,750
7.000%, 02/01/2012		2,100,000	2,139,900
Altria Group, Inc.
9.250%, 08/06/2019		4,000,000	5,212,952
American International Group, Inc.
(8.000% to 05/22/2018, then 3 month
EURIBOR + 4.450%)
05/22/2038 (S)	EUR	5,600,000	8,100,536
American International Group, Inc.,
Series A3 (4.875% to 03/15/2017, then
3 month EURIBOR + 1.730%)
03/15/2067 (P)		400,000	468,398
AutoZone, Inc.
5.875%, 10/15/2012		$800,000	845,253
BA Covered Bond Issuer
4.125%, 04/05/2012	EUR	6,700,000	9,834,518
Bank of America Corp.
4.000%, 03/28/2018 (P)		1,600,000	2,114,455
Bank of America Corp. (4.750% to
05/23/2012, then 1 month
EURIBOR + 0.770%)
05/23/2017		4,100,000	5,463,246
Boston Scientific Corp.
6.400%, 06/15/2016		$1,600,000	1,801,270
Citigroup, Inc.
0.522%, 06/09/2016 (P)		500,000	459,582
4.750%, 05/31/2017 (P)	EUR	2,000,000	2,668,992
5.500%, 04/11/2013 to 10/15/2014		$850,000	922,773
6.000%, 08/15/2017		2,500,000	2,736,165
6.125%, 05/15/2018		3,100,000	3,412,080
CNA Financial Corp.
5.850%, 12/15/2014		4,000,000	4,331,768
Computer Sciences Corp.
6.500%, 03/15/2018		2,350,000	2,515,506
Ford Motor Credit Company LLC
7.250%, 10/25/2011		5,100,000	5,176,531
GATX Financial Corp.
5.500%, 02/15/2012		3,000,000	3,067,233
HCA, Inc.
7.875%, 02/15/2020		200,000	217,000
HCP, Inc.
5.950%, 09/15/2011		200,000	201,944
International Lease Finance Corp.
5.350%, 03/01/2012		1,100,000	1,113,750
5.875%, 05/01/2013		$2,800,000	$2,866,500
6.500%, 09/01/2014 (S)		2,800,000	2,968,000
6.625%, 11/15/2013		600,000	621,000
6.750%, 09/01/2016 (S)		2,300,000	2,449,500
JPMorgan & Company, Inc., Series A
4.411%, 02/15/2012 (P)		360,000	365,540
JPMorgan Chase & Company
3.450%, 03/01/2016		300,000	305,447
6.000%, 01/15/2018		800,000	889,287
6.300%, 04/23/2019		700,000	788,551
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2013 (H)		4,500,000	1,192,500
6.875%, 05/02/2018 (H)		2,100,000	564,375
11/16/2009 (H)		4,100,000	1,055,750
Loews Corp.
5.250%, 03/15/2016		400,000	435,640
Marsh & McLennan Companies, Inc.
5.750%, 09/15/2015		5,000,000	5,492,465
Masco Corp.
5.875%, 07/15/2012		300,000	310,310
Merrill Lynch & Company, Inc.
1.317%, 01/31/2014 (P)	EUR	3,000,000	4,248,914
6.750%, 05/21/2013		100,000	153,897
6.875%, 04/25/2018		$1,068,000	1,181,071
Morgan Stanley
1.426%, 01/16/2017 (P)	EUR	300,000	402,272
1.752%, 01/16/2017 (P)		1,200,000	1,609,088
1.760%, 03/01/2013 (P)		1,300,000	1,861,456
1.874%, 01/24/2014 (P)		$2,200,000	2,215,453
Sealed Air Corp.
5.625%, 07/15/2013 (S)		4,200,000	4,413,835
Simon Property Group LP
6.125%, 05/30/2018		3,000,000	3,362,325
Spectra Energy Capital LLC
6.200%, 04/15/2018		5,000,000	5,666,785
Springleaf Finance Corp.
6.900%, 12/15/2017		3,000,000	2,752,500
Sprint Capital Corp.
8.750%, 03/15/2032		300,000	324,750
Starwood Hotels & Resorts
Worldwide, Inc.
6.750%, 05/15/2018		3,000,000	3,322,500
The Bear Stearns Companies LLC
7.250%, 02/01/2018		4,500,000	5,341,136
The Cleveland Electric Illuminating
Company
5.700%, 04/01/2017		3,000,000	3,278,499
The Goldman Sachs Group, Inc.
2.551%, 02/02/2015 (P)	EUR	1,800,000	2,534,859
Wal-Mart Stores, Inc.
5.000%, 10/25/2040		$1,200,000	1,129,837
6.200%, 04/15/2038		500,000	554,036
WM Covered Bond Program
3.875%, 09/27/2011	EUR	3,700,000	5,388,116
4.000%, 09/27/2016		900,000	1,317,026
			141,101,198
TOTAL CORPORATE BONDS (Cost $446,673,530)			$467,256,091

MUNICIPAL BONDS - 3.24%
California - 1.62%
Bay Area Toll Authority
6.907%, 10/01/2050		$2,000,000	2,153,940

The accompanying notes are an integral part of the financial statements.

31

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

MUNICIPAL BONDS (continued)
California (continued)
Golden State
Tobacco Securitization Corp.
5.125%, 06/01/2047		$200,000	$131,420
5.750%, 06/01/2047		6,505,000	4,749,301
Los Angeles Community College District
6.750%, 08/01/2049		2,300,000	2,655,258
Metropolitan Water District Southern
California 5.000%, 10/01/2036		45,000	45,378
State of California
5.700%, 11/01/2021		2,500,000	2,623,250
7.600%, 11/01/2040		2,600,000	3,002,688
7.700%, 11/01/2030		900,000	978,525
			16,339,760
Georgia - 0.07%
Municipal Electric Authority of Georgia
6.655%, 04/01/2057		700,000	662,270
			662,270
Illinois - 0.02%
City of Chicago Illinois, Series A
8.904%, 01/01/2014 (P)		230,000	206,105
			206,105
Iowa - 0.04%
Iowa Tobacco Settlement Authority,
Series A 6.500%, 06/01/2023		420,000	378,928
			378,928
New York - 0.35%
City of New York 4.937%, 12/01/2019		2,700,000	2,863,998
New York City Municipal Water Finance
Authority, Series 1289
9.022%, 12/15/2013 (P)		300,000	300,375
Triborough Bridge & Tunnel Authority
5.550%, 11/15/2040		400,000	375,356
			3,539,729
Ohio - 0.89%
American Municipal Power, Inc.
8.084%, 02/15/2050		4,100,000	5,130,207
American Municipal Power-Ohio, Inc.
7.734%, 02/15/2033		1,600,000	1,877,216
Buckeye Tobacco Settlement Financing
Authority 5.875%, 06/01/2047		2,700,000	1,951,101
			8,958,524
Puerto Rico - 0.00%
Puerto Rico Sales Tax Financing Corp.
Zero Coupon 08/01/2054 (Z)		800,000	42,848
			42,848
Texas - 0.25%
Northside Independent School District
5.741%, 08/15/2035		900,000	861,579
5.891%, 08/15/2040		1,700,000	1,640,755
			2,502,334
TOTAL MUNICIPAL BONDS (Cost $32,652,380)			$32,630,498

CAPITAL PREFERRED SECURITIES - 0.30%
United States - 0.02%
RBS Capital Trust I (4.709% to
07/01/2013, then 3 month
LIBOR + 1.865%) 07/01/2013 (I) (Q)		300,000	220,500
State Street Capital Trust IV
1.247%, 06/15/2037 (P)		$20,000	$16,192
			236,692
Cayman Islands - 0.28%
MUFG Capital Finance 5, Ltd. (6.299%
to 01/25/2017, then 6 month GBP
LIBOR + 2.060%) ,01/25/2017 (Q)	GBP	1,800,000	2,773,355
			2,773,355
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,584,981)			$3,010,047

COLLATERALIZED MORTGAGE
OBLIGATIONS - 14.62%
Commercial & Residential - 13.60%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.874%, 09/25/2035 (P)		$191,630	$139,363
Alba PLC, Series 2006-2, Class A3A
0.994%, 12/15/2038 (P)	GBP	328,302	436,970
American Home Mortgage Assets,
Series 2006-5, Class A1
1.198%, 11/25/2046 (P)		$1,164,665	540,072
American Home Mortgage
Investment Trust, Series 2004-3,
Class 5A
2.263%, 10/25/2034 (P)		108,676	97,106
Atomium Mortgage Finance BV,
Series 2003-I, Class A
1.529%, 07/01/2034 (P)	EUR	55,266	78,210
Banc of America Funding Corp.
Series 2005-E , Class 1A1,
0.476%, 05/20/2035 (P)		$514,132	297,224
Series 2006-J, Class 4A1,
5.775%, 01/20/2047 (P)		288,212	191,201
Banc of America Mortgage
Securities, Inc., Series 2005-B,
Class 2A2
2.848%, 03/25/2035 (P)		1,433,629	1,198,478
BCAP LLC Trust, Series 2006-AA2,
Class A1
0.356%, 01/25/2037 (P)		2,976,726	1,561,665
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-6, Class 1A1,
2.707%, 08/25/2033 (P)		208,437	204,464
Series 2005-2, Class A1,
2.710%, 03/25/2035 (P)		2,440,469	2,286,324
Series 2005-2, Class A2,
2.731%, 03/25/2035 (P)		897,546	840,829
Series 2004-2, Class 22A,
2.792%, 05/25/2034 (P)		384,814	357,509
Series 2004-2, Class 23A,
2.814%, 05/25/2034 (P)		129,244	125,092
Series 2003-7, Class 6A,
2.853%, 10/25/2033 (P)		201,438	198,677
Series 2003-9, Class 2A1,
2.860%, 02/25/2034 (P)		34,194	31,191
Series 2004-9, Class 22A1,
3.582%, 11/25/2034 (P)		155,967	149,439
Series 2005-12, Class 23A1,
5.649%, 02/25/2036 (P)		1,270,791	813,968

The accompanying notes are an integral part of the financial statements.

32

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Alt-A Trust
Series 2006-1, Class 21A2,
2.790%, 02/25/2036 (P)		$2,450,193	$1,026,908
Series 2005-7, Class 22A1,
2.916%, 09/25/2035 (P)		1,533,196	1,112,081
Series 2005-9, Class 24A1,
2.920%, 11/25/2035 (P)		1,237,919	725,148
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
3.191%, 01/26/2036 (P)		2,597,515	1,656,043
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
2.370%, 08/25/2035 (P)		787,963	748,705
Series 2005-6, Class A2,
2.450%, 08/25/2035 (P)		889,442	771,677
Series 2006-AR1, Class 1A1,
2.660%, 10/25/2035 (P)		354,842	291,554
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4,
Class A4
5.322%, 12/11/2049		5,600,000	5,937,845
Commercial Mortgage Pass Through
Certificates, Series 2010-C1, Class A1
3.156%, 07/10/2046 (S)		2,962,637	2,982,073
Countrywide Alternative Loan Trust
Series 2007-OA7, Class A1A,
0.366%, 05/25/2047 (P)		2,631,846	1,432,714
Series 2006-OA9, Class 2A1B,
0.386%, 07/20/2046 (P)		866,505	366,510
Series 2007-11T1, Class A12,
0.536%, 05/25/2037 (P)		664,505	371,124
Series 2005-56, Class 2A3,
1.778%, 11/25/2035 (P)		207,294	119,253
Series 2005-56, Class 2A2,
2.318%, 11/25/2035 (P)		172,863	99,570
Series 2005-21CB, Class A3,
5.250%, 06/25/2035		295,484	257,350
Series 2007-7T2, Class A9,
6.000%, 04/25/2037		405,676	272,056
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037		299,068	190,216
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2005-2, Class 2A1,
0.506%, 03/25/2035 (P)		149,587	98,831
Series 2004-25, Class 1A1,
0.516%, 02/25/2035 (P)		65,615	48,425
Series 2004-25, Class 2A1,
0.526%, 02/25/2035 (P)		98,587	70,605
Series 2004-12, Class 11A1,
2.923%, 08/25/2034 (P)		116,787	86,908
Series 2004-HYB5, Class 2A1,
3.043%, 04/20/2035 (P)		146,883	137,315
Series 2004-22, Class A3,
3.094%, 11/25/2034 (P)		388,826	326,439
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2002-AR13, Class 3A,
1.870%, 05/25/2032 (P)		5,328	5,110
Series 2003-AR18, Class 2A3,
2.431%, 07/25/2033 (P)		35,422	33,163
Series 2003-AR20, Class 2A1,
2.617%, 08/25/2033 (P)		521,183	514,035
Series 2003-8, Class 5A1,
6.500%, 04/25/2033		$30,944	$32,442
Credit Suisse Mortgage Capital
Certificates, Series 2007-C3, Class A2
5.905%, 06/15/2039 (P)		992,826	1,013,281
Crusade Global Trust, Series 2005-2,
Class A2
5.143%, 08/14/2037 (P)	AUD	3,736,151	3,892,666
Delphinus BV, Series 2001-II, Class A1
1.723%, 11/28/2031 (P)	EUR	75,602	109,270
Downey Savings & Loan Association
Mortgage Loan Trust,
Series 2006-AR2, Class 2AB3
0.496%, 11/19/2037 (P)		$2,600,000	192,140
Dutch Mortgage Portfolio Loans BV,
Series III, Class A
1.681%, 11/20/2035 (P)	EUR	162,646	231,451
First Horizon Asset Securities, Inc.
Series 2003-AR4, Class 2A1,
2.706%, 12/25/2033 (P)		$177,960	169,885
Series 2005-AR3, Class 2A1,
2.848%, 08/25/2035 (P)		189,008	157,852
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.537%, 11/15/2031 (P)		108,140	103,379
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
2.958%, 06/25/2034 (P)		36,785	31,402
Gosforth Funding PLC, Series 2011-1,
Class A2
2.287%, 04/24/2047 (P)	GBP	2,700,000	4,352,270
Great Hall Mortgages PLC
Series 2007-1, Class A2A,
0.955%, 03/18/2039 (P)		1,872,300	2,593,086
Series 2007-1, Class A2B,
1.624%, 03/18/2039 (P)	EUR	1,843,633	2,313,423
Series 2006-1, Class A2B,
1.644%, 06/18/2038 (P)		2,550,475	3,228,656
Greenpoint Mortgage Funding Trust
Series 2006-AR6, Class A1A,
0.266%, 10/25/2046 (P)		$501,489	464,481
Series 2006-OH1, Class A1,
0.366%, 01/25/2037 (P)		371,958	218,559
Greenpoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
2.922%, 10/25/2033 (P)		32,067	27,112
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
1.900%, 03/25/2033 (P)		167,344	166,067
Harborview Mortgage Loan Trust
Series 2006-12, Class 2A2A,
0.376%, 01/19/2038 (P)		873,972	549,989
Series 2005-4, Class 3A1,
2.775%, 07/19/2035 (P)		77,952	59,012
Series 2003-1, Class A,
2.954%, 05/19/2033 (P)		349,335	338,086
Holmes Master Issuer PLC
Series 2011-1A, Class A3,
2.677%, 10/15/2054 (P) (S)	EUR	3,600,000	5,234,801
Series 2010-1A, Class A3,
2.727%, 10/15/2054 (P) (S)		4,500,000	6,543,338

The accompanying notes are an integral part of the financial statements.

33

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Immeo Residential Finance PLC,
Series 2007-2, Class A
1.631%, 12/15/2016 (P)	EUR	1,505,768	$2,038,644
Indymac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.664%, 12/25/2034 (P)		$120,404	89,537
JPMorgan Alternative Loan Trust,
Series 2006-A6, Class 2A1
5.500%, 11/25/2036 (P)		533,200	512,826
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
2.115%, 11/25/2033 (P)		189,861	187,717
Series 2007-A1, Class 5A5,
2.967%, 07/25/2035 (P)		904,436	886,717
Series 2007-A1, Class 5A6,
2.967%, 07/25/2035 (P)		822,215	629,899
Series 2006-S2, Class 1A3,
5.500%, 07/25/2036		1,583,558	1,488,600
Mansard Mortgages PLC,
Series 2007-2X, Class A1
1.474%, 12/15/2049 (P)	GBP	5,082,094	7,046,076
Mastr Adjustable Rate Mortgages Trust,
Series 2007-HF1, Class A1
0.426%, 05/25/2037 (P)		$547,197	263,860
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.627%, 12/15/2030 (P)		74,933	68,939
Merrill Lynch Commercial Trust,
Series 2008-LAQA, Class A1
0.728%, 07/09/2021 (P) (S)		2,699,443	2,593,345
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.396%, 02/25/2036 (P)		5,417,898	3,953,527
Series 2005-A8, Class A3A2,
0.436%, 08/25/2036 (P)		193,456	151,811
Series 2003-A2, Class 1A1,
2.302%, 02/25/2033 (P)		199,732	184,962
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2006-3, Class A4,
5.414%, 07/12/2046 (P)		2,400,000	2,584,199
Series 2007-8, Class A3,
6.164%, 08/12/2049 (P)		3,200,000	3,501,017
MLCC Mortgage Investors, Inc.
Series 2005-3, Class 4A,
0.436%, 11/25/2035 (P)		1,316,029	1,127,698
Series 2005-2, Class 1A,
1.653%, 10/25/2035 (P)		1,235,932	1,102,911
NCUA Guaranteed Notes
Series 2010-R2, Class 1A,
0.560%, 11/06/2017 (P)		13,691,481	13,695,725
Series 2010-R1, Class 1A,
0.640%, 10/07/2020 (P)		4,640,888	4,649,613
Newgate Funding PLC, Series 2007-3X,
Class A1
1.424%, 12/15/2050 (P)	GBP	1,466,524	2,287,370
Puma Finance, Ltd.
Series 2006-G5, Class A1,
0.329%, 02/21/2038 (P) (S)		$637,707	613,414
Series 2005-P11, Class BA,
5.047%, 08/22/2037 (P)	AUD	2,527,360	2,618,216
Series 2004-P10, Class BA,
5.340%, 07/12/2036 (P)		477,152	499,202
Residential Accredit Loans, Inc.
Series 2007-QO2, Class A1,
0.336%, 02/25/2047 (P)		$763,473	$356,519
Series 2006-QO6, Class A1,
0.366%, 06/25/2046 (P)		3,150,086	1,158,283
Series 2007-QH4, Class A2,
0.416%, 05/25/2037 (P)		1,079,381	274,789
Series 2006-QA2, Class 2A1,
5.714%, 02/25/2036 (P)		937,704	471,754
Residential Asset Securitization Trust
Series 2006-R1, Class A2,
0.586%, 01/25/2046 (P)		817,362	363,220
Series 2005-A15, Class 5A1,
5.750%, 02/25/2036		511,765	350,572
Residential Funding Mortgage
Securities I, Series 2005-SA4,
Class 1A21
3.246%, 09/25/2035 (P)		215,392	146,412
RMAC Securities PLC,
Series 2006-NS1X, Class A2C
1.614%, 06/12/2044 (P)	EUR	1,641,860	1,996,035
Sequoia Mortgage Trust
Series 5, Class A,
0.536%, 10/19/2026 (P)		$57,816	51,472
Series 2003-4, Class 2A1,
0.536%, 07/20/2033 (P)		265,218	245,977
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-1, Class 4A1,
2.580%, 02/25/2034 (P)		215,409	202,236
Series 2004-4, Class 3A2,
2.593%, 04/25/2034 (P)		510,842	446,180
Series 2005-18, Class 6A1,
2.696%, 09/25/2035 (P)		502,620	414,704
Series 2004-12, Class 7A1,
5.027%, 09/25/2034 (P)		606,477	575,389
Structured Asset
Mortgage Investments, Inc.
Series 2006-AR5, Class 1A1,
0.396%, 05/25/2046 (P)		814,973	450,224
Series 2004-AR3, Class 1A2,
0.766%, 07/19/2034 (P)		121,989	107,526
Swan, Series 2006-1E, Class A2
5.200%, 05/12/2037 (P)	AUD	1,511,205	1,584,681
The Superannuation Member Home Loan
Programme, Series 2009-3, Class A1
6.240%, 11/07/2040 (P)		2,375,728	2,562,969
Thornburg Mortgage Securities Trust
Series 2006-6, Class A1,
0.296%, 11/25/2046 (P)		$1,121,195	1,107,172
Series 2006-4, Class A2B,
0.314%, 07/25/2036 (P)		534,032	525,883
Series 2003-5, Class 1A,
3.082%, 10/25/2043 (P)		1,195,661	1,082,957
Torrens Trust, Series 2007-1, Class A
5.270%, 10/19/2038 (P)	AUD	2,250,919	2,341,116
Wachovia Bank Commercial
Mortgage Trust, Series 2006-C28,
Class A4
5.572%, 10/15/2048		$192,000	207,473
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR6, Class 2A1A,
0.416%, 04/25/2045 (P)		158,618	131,504

The accompanying notes are an integral part of the financial statements.

34

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
WaMu Mortgage Pass-Through
Certificates (continued)
Series 2005-AR15, Class A1A1,
0.446%, 11/25/2045 (P)		$298,959	$247,878
Series 2005-AR2, Class 2A1A,
0.496%, 01/25/2045 (P)		77,551	62,806
Series 2006-AR19, Class 1A,
1.018%, 01/25/2047 (P)		828,291	463,138
Series 2006-AR9, Class 1A,
1.278%, 08/25/2046 (P)		584,810	383,258
Series 2002-AR17, Class 1A,
1.478%, 11/25/2042 (P)		443,874	380,570
Series 2003-AR5, Class A7,
2.576%, 06/25/2033 (P)		152,184	150,044
Series 2002-AR2, Class A,
2.609%, 02/27/2034 (P)		103,392	103,016
Series 2003-AR9, Class 1A6,
2.714%, 09/25/2033 (P)		747,506	715,275
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.218%, 07/25/2046 (P)		579,569	236,137
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR11,
Class 1A1
2.917%, 06/25/2035 (P)		3,028,461	2,963,591
			136,888,673
U.S. Government Agency - 1.02%
Federal Home Loan Mortgage Corp.
Series 2752, Class FM,
0.537%, 12/15/2030 (P)		72,433	72,472
Series T-62, Class 1A1,
1.484%, 10/25/2044 (P)		2,082,663	2,059,714
Federal National Mortgage Association
Series 2004-W2, Class 5AF,
0.536%, 03/25/2044 (P)		106,426	101,263
Series 2002-W8, Class F,
0.586%, 09/25/2032 (P)		28,536	28,427
Series 2010-136, Class FA,
0.686%, 12/25/2040 (P)		3,664,496	3,633,355
Government National Mortgage
Association, Series 2004-68, Class ZC
6.000%, 08/20/2034		3,763,198	4,322,064
			10,217,295
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $156,553,860)			$147,105,968

ASSET BACKED SECURITIES - 3.60%
Access Group, Series 2008-1, Class A
1.574%, 10/27/2025 (P)		1,840,736	1,859,369
Aegis Asset Backed Securities Trust,
Series 2005-4, Class 1A4
0.556%, 10/25/2035 (P)		3,100,000	2,515,799
Amortizing Residential Collateral Trust,
Series 2002-BC4, Class A
0.766%, 07/25/2032 (P)		6,344	5,706
Amresco Residential Securities,
Series 1999-1, Class A
1.126%, 06/25/2029 (P)		27,650	22,895
Aquilae CLO PLC, Series 2006-1X,
Class A
1.469%, 01/17/2023 (P)	EUR	3,596,685	4,738,049
Bumper 2 SA, Series 2009-3, Class A
2.994%, 06/20/2022 (P)	EUR	753,192	$1,094,674
Commercial Industrial Finance Corp.,
Series 2007-1A, Class A1l
0.527%, 05/10/2021 (P) (S)		$2,100,000	1,938,968
Duane Street CLO, Series 2005-1A,
Class A2
0.518%, 11/08/2017 (P) (S)		1,455,563	1,409,103
First Alliance Mortgage Loan,
Series 1997-4, Class A3
0.416%, 12/20/2027 (P)		25,437	18,116
First CLO, Ltd., Series 2004-2a1,
Class A2
0.559%, 12/14/2016 (P) (S)		454,770	443,941
Ford Auto Securitization Trust,
Series 2009-R1A, Class A2
4.817%, 10/15/2012 (S)	CAD	883,232	931,732
Ford Credit Auto Owner Trust,
Series 2008-C, Class A3
1.607%, 06/15/2012 (P)		$63,017	63,048
Globaldrive BV
Series 2011-AA, Class A,
2.030%, 04/20/2019 (P) (S)	EUR	2,600,000	3,761,784
Series 2009-A, Class A,
3.000%, 07/20/2015		1,009,465	1,464,153
GSRPM Mortgage Loan Trust,
Series 2003-1, Class A2
0.886%, 01/25/2032 (P)		$31,867	29,908
Gulf Stream Compass CLO, Ltd.,
Series 2003-1A, Class A
0.785%, 08/27/2015 (P) (S)		589,086	581,587
Home Equity Asset Trust, Series 2002-1,
Class A4
0.786%, 11/25/2032 (P)		1,283	945
Landmark CDO, Ltd., Series 2005-1A,
Class A1L
0.554%, 06/01/2017 (P) (S)		2,365,816	2,303,089
Magnolia Funding, Ltd., Series 2010-1A,
Class A
1.835%, 04/11/2021 (P)	EUR	1,673,071	2,281,113
Olympic CLO, Ltd., Series 2004-1A,
Class A1LA
0.691%, 05/15/2016 (P) (S)		$78,562	78,433
Pacifica CDO, Ltd., Series 2004-4x,
Class A1l
0.611%, 02/15/2017 (P)		2,267,203	2,205,535
Penta CLO SA, Series 2007-1X,
Class A1
1.934%, 06/04/2024 (P)	EUR	968,307	1,246,219
Residential Asset Mortgage
Products, Inc., Series 2002-RS3
0.746%, 06/25/2032 (P)		$13,177	10,799
Residential Asset Securities Corp.,
Series 2002-KS4, Class AIIB
0.686%, 07/25/2032 (P)		38,544	22,856
Securitized Asset Backed
Receivables LLC Trust,
Series 2007-NC1, Class A2A
0.236%, 12/25/2036 (P)		286,880	280,585
SLM Student Loan Trust, Series 2009-B,
Class A1
6.187%, 07/15/2042 (P) (S)		4,347,066	4,138,577
Small Business Administration
Participation Certificates,
Series 2000-20K, Class 1
7.220%, 11/01/2020		79,058	88,100

The accompanying notes are an integral part of the financial statements.

35

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
The Plymouth Rock CLO, Ltd.,
Series 2010-1A, Class A
1.761%, 02/16/2019 (P) (S)	$2,143,099	$2,141,671
United States Small Business
Administration, Series 2004-10A,
Class 1
4.120%, 03/10/2014	551,875	575,632
TOTAL ASSET BACKED SECURITIES (Cost $35,555,196)		$36,252,386

TERM LOANS (M) - 0.73%
Germany - 0.32%
Kabel Deutschland Holding AG
5.316%, 12/13/2016	2,200,000	3,188,999
United States - 0.41%
AGFS Funding Company
5.500%, 05/10/2017	$3,500,000	3,426,353
Ford Motor Company
2.940%, 12/16/2013	756,877	755,880
TOTAL TERM LOANS (Cost $7,142,753)		$7,371,232

PREFERRED SECURITIES - 0.21%
DG Funding Trust, 0.553% (P) (S)	236	1,933,283
SLM Corp., 5.619% (P)	9,800	221,578
TOTAL PREFERRED SECURITIES (Cost $2,611,853)		$2,154,861

OPTIONS PURCHASED - 0.00%
Puts - 0.00%
Over the Counter USD Purchased
Options (Expiration Date: 09/06/2011;
Strike Price: $83.50; Counterparty:
Credit Suisse International) (I)	12,000,000	29
		29
TOTAL OPTIONS PURCHASED (Cost $1,406)		$29

SHORT-TERM INVESTMENTS - 1.07%
Short-Term Securities - 1.07%
U.S. Treasury Bill
0.030%, 10/20/2011	$2,990,000	$2,989,718
0.035%, 09/22/2011	1,150,000	1,149,884
0.038%, 08/11/2011 (F)	173,000	172,987
0.046%, 08/18/2011 (F)	345,000	344,964
0.132%, 09/08/2011 (F)	35,000	34,978
0.138%, 09/15/2011 (F)	1,704,000	1,702,955
0.152%, 08/25/2011 (F)	824,000	823,954
0.158%, 09/01/2011 (F)	362,000	361,716
0.173%, 08/04/2011 (F)	1,449,000	1,447,755
0.178%, 07/28/2011 (F)	1,344,000	1,342,919
0.183%, 07/14/2011	400,000	399,660
		10,771,490
TOTAL SHORT-TERM INVESTMENTS (Cost $10,771,490)		$10,771,490
Total Investments (Global Bond Trust)
(Cost $1,065,476,669) - 107.64%		$1,083,410,346
Other assets and liabilities, net - (7.64%)		(76,930,198)
TOTAL NET ASSETS - 100.00%		$1,006,480,148

High Yield Trust

		Shares or Principal Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 3.28%
Argentina - 1.40%
Republic of Argentina
zero coupon 12/15/2035 (I)(Z)	EUR	1,880,851	$388,671
7.000%, 10/03/2015		1,181,000	1,165,646
7.820%, 12/31/2033 (P)	EUR	491,222	514,670
8.750%, 06/02/2017		$1,376,830	1,431,902
			3,500,889
Brazil - 0.59%
Federative Republic of Brazil
10.000%, 01/01/2017	BRL	1,783,000	1,035,771
Notas do Tesouro Nacional
10.000%, 01/01/2014		722,000	437,878
			1,473,649
Indonesia - 0.75%
Republic of Indonesia
10.250%, 07/15/2022 to 07/15/2027	IDR	8,893,000,000	1,205,089
11.000%, 09/15/2025		4,629,000,000	660,847
			1,865,936
Venezuela - 0.54%
Republic of Venezuela
zero coupon 04/15/2020 (I)(Z)		$346,000	94,285
5.750%, 02/26/2016		1,621,000	1,256,275
			1,350,560
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $7,513,679)			$8,191,034

CORPORATE BONDS - 75.19%
Consumer Discretionary - 17.42%
Affinity Group, Inc.
11.500%, 12/01/2016 (S)		740,000	777,000
AMC Networks, Inc.
7.750%, 07/15/2021 (S)		950,000	992,750
American Greetings Corp.
7.375%, 06/01/2016		475,000	470,250
Bankrate, Inc. 11.750%, 07/15/2015 (S)		533,000	607,620
Burlington Coat Factory Warehouse Corp.
10.000%, 02/15/2019 (S)		670,000	663,300
Canadian Satellite Radio Holdings, Inc.
0.180%, 09/14/2014		660,350	660,350
1.500%, 02/14/2016 (P)		714,157	714,157
CCM Merger, Inc.
8.000%, 08/01/2013 (S)		360,000	353,700
CCO Holdings LLC/CCO Holdings
Capital Corp. 6.500%, 04/30/2021		740,000	729,825
CityCenter Holdings LLC/CityCenter
Finance Corp. PIK
10.750%, 01/15/2017 (S)		1,170,000	1,269,450
DAE Aviation Holdings, Inc.
11.250%, 08/01/2015 (S)		800,000	832,000
Directbuy Holdings, Inc.
12.000%, 02/01/2017 (S)		160,000	62,400
DISH DBS Corp.
6.750%, 06/01/2021 (S)		10,000	10,250
7.875%, 09/01/2019		660,000	711,975
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		640,000	636,800
Edcon Proprietary, Ltd.
9.500%, 03/01/2018 (S)		1,110,000	1,043,400
El Pollo Loco, Inc.
11.750%, 12/01/2012 to 11/15/2013		1,275,000	1,286,550

The accompanying notes are an integral part of the financial statements.

36

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Empire Today LLC/Empire Today
Finance Corp. 11.375%, 02/01/2017 (S)	$370,000	$381,100
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)	3,620,000	1,810
General Motors Company,
Escrow Certificates
7.200%, 01/15/2049 (I)	1,520,000	38,000
8.375%, 07/15/2049 (I)	2,005,000	50,125
Giraffe Acquisition Corp.
9.125%, 12/01/2018 (S)	740,000	695,600
Harrah’s Operating Company, Inc.
10.000%, 12/15/2015	390,000	395,850
HOA Restaurant Group/HOA
Finance Corp. 11.250%, 04/01/2017 (S)	600,000	603,000
Inn of The Mountain Gods Resort &
Casino 8.750%, 11/30/2020 (S)	2,984,000	2,924,320
Landry’s Holdings, Inc.
11.500%, 06/01/2014 (S)	1,500,000	1,496,250
LBI Media, Inc. 9.250%, 04/15/2019 (S)	740,000	732,600
MGM Resorts International
6.625%, 07/15/2015	510,000	478,124
10.375%, 05/15/2014	420,000	476,700
Mohegan Tribal Gaming Authority
7.125%, 08/15/2014	690,000	476,100
8.000%, 04/01/2012	2,600,000	2,106,000
National Cinemedia Llc
7.875%, 07/15/2021 (S)	230,000	233,450
NCL Corp. Ltd.
9.500%, 11/15/2018 (S)	780,000	830,700
11.750%, 11/15/2016	1,400,000	1,613,500
Nielsen Finance LLC/Nielsen Finance
Company 7.750%, 10/15/2018 (S)	1,100,000	1,155,000
Oxford Industries, Inc.
11.375%, 07/15/2015	985,000	1,113,050
Pinnacle Entertainment, Inc.
7.500%, 06/15/2015	150,000	152,625
8.750%, 05/15/2020	10,000	10,475
QVC, Inc. 7.375%, 10/15/2020 (S)	755,000	794,638
Reynolds Group Issuer, Inc./Reynolds
Group Issuer LLC
8.250%, 02/15/2021 (S)	250,000	233,750
9.000%, 04/15/2019 (S)	770,000	760,375
Service Corp. International
7.500%, 04/01/2027	620,000	592,100
Seven Seas Cruises S de RL LLC
9.125%, 05/15/2019 (S)	780,000	803,400
Shea Homes LP/Shea Homes
Funding Corp. 8.625%, 05/15/2019 (S)	510,000	502,350
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	1,640,000	1,738,400
Snoqualmie Entertainment Authority
4.204%, 02/01/2014 (P)(S)	240,000	216,000
9.125%, 02/01/2015 (S)	585,000	571,837
Sotheby’s 7.750%, 06/15/2015	790,000	869,000
Spencer Spirit Holdings, Inc./Spencer
Gifts LLC 11.000%, 05/01/2017 (S)	460,000	471,500
Standard Pacific Corp.
8.375%, 01/15/2021	590,000	578,200
Station Casinos, Inc.
6.000%, 04/01/2012 (H)	10,293,000	1,029
6.500%, 02/01/2014 (H)	2,340,000	234
6.625%, 03/15/2018 (H)	2,257,000	226
7.750%, 08/15/2016 (H)	5,098,000	510
Stewart Enterprises, Inc.
6.500%, 04/15/2019 (S)	970,000	968,788
Stonemor Operating LLC/Cornerstone
Family Services 10.250%, 12/01/2017	$225,000	$223,875
Sugarhouse HSP Gaming Prop
Mezz LP/Sugarhouse HSP Gaming
Finance Corp. 8.625%, 04/15/2016 (S)	459,000	472,770
SuperMedia, Inc., Escrow Certificates
8.000%, 11/15/2016 (I)	3,162,000	0
The Neiman Marcus Group, Inc.
7.125%, 06/01/2028	4,404,000	4,073,700
Univision Communications, Inc.
6.875%, 05/15/2019 (S)	390,000	386,100
7.875%, 11/01/2020 (S)	200,000	205,000
8.500%, 05/15/2021 (S)	1,290,000	1,286,775
		43,536,713
Consumer Staples - 3.05%
Alliance One International, Inc.
10.000%, 07/15/2016	1,090,000	1,051,850
Bumble Bee Acquisition Corp.
9.000%, 12/15/2017 (S)	380,000	381,900
Del Monte Foods Company
7.625%, 02/15/2019 (S)	440,000	444,400
Harmony Foods Corp.
10.000%, 05/01/2016 (S)	330,000	336,600
Hypermarcas SA 6.500%, 04/20/2021 (S)	1,350,000	1,348,313
NES Rentals Holdings, Inc.
12.250%, 04/15/2015 (S)	1,040,000	1,006,200
Viskase Companies, Inc.
9.875%, 01/15/2018 (S)	2,940,000	3,064,950
		7,634,213
Energy - 12.95%
Adaro Indonesia PT
7.625%, 10/22/2019 (S)	1,730,000	1,920,300
Arch Coal, Inc.
7.000%, 06/15/2019 (S)	690,000	688,275
8.750%, 08/01/2016	380,000	412,300
Berry Petroleum Company
10.250%, 06/01/2014	997,000	1,139,073
Calumet Specialty Products
Partners LP/Calumet Finance Corp.
9.375%, 05/01/2019 (S)	540,000	556,200
Chesapeake Energy Corp.
6.625%, 08/15/2020	830,000	873,575
Cie Generale de Geophysique-Veritas
7.750%, 05/15/2017	120,000	123,600
9.500%, 05/15/2016	490,000	535,325
Complete Production Services, Inc.
8.000%, 12/15/2016	330,000	344,850
Concho Resources, Inc.
7.000%, 01/15/2021	200,000	207,000
Corral Petroleum Holdings AB, PIK
2.000%, 09/18/2011 (S)	1,705,993	1,642,936
Energy Future Intermediate
Holding Company LLC
9.750%, 10/15/2019	213,000	215,245
10.000%, 12/01/2020	1,613,000	1,719,387
Energy Transfer Equity LP
7.500%, 10/15/2020	750,000	795,000
Enterprise Products Operating LLC
(7.034% to 01/15/2018, then higher of
7.034% or 3 month
LIBOR + 2.680%) 01/15/2068	1,195,000	1,256,244
Exco Resources, Inc. 7.500%, 09/15/2018	1,410,000	1,371,225

The accompanying notes are an integral part of the financial statements.

37

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
First Wind Capital LLC
10.250%, 06/01/2018 (S)		$620,000	$626,200
Hercules Offshore, Inc.
10.500%, 10/15/2017 (S)		1,225,000	1,280,125
Key Energy Services, Inc.
6.750%, 03/01/2021		690,000	690,000
MarkWest Energy Partners LP/MarkWest
Energy Finance Corp.
6.500%, 08/15/2021		810,000	803,925
6.750%, 11/01/2020		440,000	448,800
MEG Energy Corp.
6.500%, 03/15/2021 (S)		950,000	954,750
Milagro Oil & Gas
10.500%, 05/15/2016 (S)		810,000	761,400
Offshore Group Investments, Ltd.
11.500%, 08/01/2015		1,210,000	1,315,875
Oil States International, Inc.
6.500%, 06/01/2019 (S)		560,000	562,800
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018		1,560,000	1,530,750
Pan American Energy LLC
7.875%, 05/07/2021		1,290,000	1,367,400
Peabody Energy Corp.
7.875%, 11/01/2026		750,000	841,875
Petrobras International Finance Company
6.750%, 01/27/2041		80,000	85,368
Petroplus Finance, Ltd.
6.750%, 05/01/2014 (S)		910,000	891,800
Plains Exploration & Production
Company 10.000%, 03/01/2016		1,500,000	1,687,500
Quicksilver Resources, Inc.
11.750%, 01/01/2016		1,780,000	2,038,100
Regency Energy Partners LP/Regency
Energy Finance Corp.
6.875%, 12/01/2018		660,000	683,100
SandRidge Energy, Inc.
7.500%, 03/15/2021 (S)		270,000	273,375
Unit Corp. 6.625%, 05/15/2021		540,000	540,000
Whiting Petroleum Corp.
6.500%, 10/01/2018		250,000	260,000
Xinergy Corp. 9.250%, 05/15/2019 (S)		920,000	929,200
			32,372,878
Financials - 3.78%
Ashton Woods USA LLC (Zero Coupon
steps up to 11.000% on
06/30/2012) 06/30/2015 (S)		1,012,400	612,502
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (S)		1,460,000	1,401,600
Credit Agricole SA (8.375% to
10/13/2019, then 3 month
LIBOR + 6.982%) 10/13/2019 (Q)(S)		460,000	480,700
General Motors Financial Company, Inc.
6.750%, 06/01/2018 (S)		630,000	631,575
GMAC International Finance BV
7.500%, 04/21/2015	EUR	530,000	799,322
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month
LIBOR + 2.280%) 04/30/2022 (S)		$334,000	325,650
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month
LIBOR + 2.280%) 04/30/2022		277,000	267,998
International Lease Finance Corp.
8.250%, 12/15/2020		1,940,000	2,095,200
8.625%, 09/15/2015		500,000	541,875
Offshore Group Investments, Ltd.
11.500%, 08/01/2015 (S)		$320,000	$348,000
Residential Capital LLC
9.625%, 05/15/2015		650,000	645,125
Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%) 09/30/2031 (Q)		440,000	396,000
SLM Corp. 8.000%, 03/25/2020		160,000	171,711
UPCB Finance III, Ltd.
6.625%, 07/01/2020 (S)		750,000	740,625
			9,457,883
Health Care - 4.27%
American Renal Holdings Company, Inc.
8.375%, 05/15/2018		480,000	489,000
American Renal Holdings Company, Inc.,
PIK 9.750%, 03/01/2016 (S)		780,000	805,350
CRC Health Corp. 10.750%, 02/01/2016		4,810,000	4,894,175
Endo Pharmaceuticals Holdings, Inc.
7.000%, 07/15/2019 (S)		220,000	225,500
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)		1,055,000	1,193,469
Giant Funding Corp.
8.250%, 02/01/2018 (S)		180,000	187,650
HCA, Inc. 8.500%, 04/15/2019		700,000	773,500
InVentiv Health, Inc.
10.000%, 08/15/2018 (S)		690,000	655,500
Symbion, Inc. 8.000%, 06/15/2016 (S)		120,000	117,300
Tenet Healthcare Corp.
6.875%, 11/15/2031		230,000	192,050
10.000%, 05/01/2018		500,000	568,125
Vanguard Health Holding
Company II LLC/Vanguard Holding
Company II, Inc. 8.000%, 02/01/2018		210,000	216,825
Vanguard Health Systems, Inc. Zero
Coupon 02/01/2016		522,000	343,868
			10,662,312
Industrials - 10.50%
Abengoa Finance SAU
8.875%, 11/01/2017 (S)		630,000	643,388
ACCO Brands Corp.
10.625%, 03/15/2015		345,000	385,106
American Airlines 2011-1 Class B Pass
Through Trust 7.000%, 01/31/2018 (S)		440,000	415,800
American Reprographics Co.
10.500%, 12/15/2016		830,000	865,275
Ardagh Packaging Finance PLC
7.375%, 10/15/2017 (S)	EUR	290,000	422,646
9.125%, 10/15/2020 (S)		$470,000	494,675
Building Materials Corp. of America
6.875%, 08/15/2018 (S)		220,000	224,400
CMA CGM SA 8.500%, 04/15/2017 (S)		1,480,000	1,243,200
Continental Airlines 2007-1 Class C Pass
Through Trust 7.339%, 04/19/2014		480,857	479,655
Continental Airlines, Inc.
6.750%, 09/15/2015 (S)		510,000	512,550
Delta Air Lines 2007-1 Class B Pass
Through Trust 8.021%, 08/10/2022		451,722	459,038
Delta Air Lines 2009-1 Series B Pass
Through Trust 9.750%, 12/17/2016		695,747	737,492
Dematic SA 8.750%, 05/01/2016 (S)		1,130,000	1,121,525
Ducommun, Inc. 9.750%, 07/15/2018 (S)		450,000	460,688
FGI Operating Company, Inc.
10.250%, 08/01/2015		495,000	525,938

The accompanying notes are an integral part of the financial statements.

38

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Florida East Coast Holdings Corp., PIK
10.500%, 08/01/2017 (S)		$1,400,000	$1,452,500
Florida East Coast Railway Corp.
8.125%, 02/01/2017 (S)		910,000	939,575
H&E Equipment Services, Inc.
8.375%, 07/15/2016		490,000	501,025
Hapag-Lloyd AG 9.750%, 10/15/2017 (S)		1,210,000	1,216,050
Hertz Holdings Netherlands BV
8.500%, 07/31/2015 (S)	EUR	360,000	553,377
Huntington Ingalls Industries, Inc.
6.875%, 03/15/2018 (S)		$430,000	440,750
7.125%, 03/15/2021 (S)		430,000	445,050
Kansas City Southern de Mexico SA
de CV 8.000%, 02/01/2018		1,090,000	1,182,650
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017		550,000	580,250
10.000%, 06/01/2017 (S)		560,000	590,800
Navios Maritime
Acquisition Corp./Navios
Acquisition Finance
8.625%, 11/01/2017		1,140,000	1,122,900
8.625%, 11/01/2017 (S)		410,000	403,850
Navios Maritime Holdings, Inc./Navios
Maritime Finance II U.S., Inc.
8.125%, 02/15/2019 (S)		420,000	403,200
Northwest Airlines, Inc.,
Escrow Certificates
1.000%, 01/16/2017 (I)		4,640,000	0
6.625%, 02/15/2023 (I)		15,810,000	0
Quality Distribution LLC/QD
Capital Corp. 9.875%, 11/01/2018 (S)		1,130,000	1,151,188
RailAmerica, Inc. 9.250%, 07/01/2017		936,000	1,027,260
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)		932,000	1,015,880
RSC Equipment Rental Inc/RSC
Holdings III LLC 8.250%, 02/01/2021		400,000	398,000
Syncreon Global Ireland Ltd./Syncreon
Global Finance US, Inc.
9.500%, 05/01/2018 (S)		2,630,000	2,708,900
Wyle Services Corp.
10.500%, 04/01/2018 (S)		1,065,000	1,128,900
			26,253,481
Information Technology - 1.86%
CDW LLC/CDW Finance Corp.
11.000%, 10/12/2015		310,000	326,275
First Data Corp.
7.375%, 06/15/2019 (S)		460,000	463,450
11.250%, 03/31/2016		990,000	975,150
First Data Corp., PIK
10.550%, 09/24/2015		11,244	11,666
Freescale Semiconductor, Inc.
10.125%, 12/15/2016		700,000	753,375
NXP BV/NXP Funding LLC
9.750%, 08/01/2018 (S)		1,900,000	2,128,000
			4,657,916
Materials - 7.05%
Appleton Papers, Inc.
11.250%, 12/15/2015		905,000	914,050
ARD Finance SA, PIK
11.125%, 06/01/2018 (S)		250,000	255,625
Atkore International, Inc.
9.875%, 01/01/2018 (S)		130,000	136,500
Berry Plastics Corp. 9.750%, 01/15/2021		250,000	241,875
Building Materials Corp. of America
6.750%, 05/01/2021 (S)		$970,000	$974,850
CF Industries, Inc. 6.875%, 05/01/2018		340,000	385,475
Evraz Group SA
6.750%, 04/27/2018 (S)		1,200,000	1,200,000
9.500%, 04/24/2018		100,000	115,000
FMG Resources August 2006 Pty, Ltd.
7.000%, 11/01/2015 (S)		160,000	163,200
Georgia Gulf Corp.
9.000%, 01/15/2017 (S)		800,000	852,000
Ineos Finance PLC
9.000%, 05/15/2015 (S)		320,000	336,000
Kerling PLC 10.625%, 02/01/2017 (S)	EUR	553,000	848,043
Longview Fibre Paper & Packaging, Inc.
8.000%, 06/01/2016 (S)		$750,000	753,750
Lyondell Chemical Company
11.000%, 05/01/2018		688,866	771,530
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (S)		2,090,000	2,084,775
Mirabela Nickel, Ltd.
8.750%, 04/15/2018 (S)		200,000	199,000
NewPage Corp. 11.375%, 12/31/2014		810,000	755,325
Novelis, Inc. 8.750%, 12/15/2020		1,040,000	1,123,200
Ryerson Holding Corp. Zero
Coupon 02/01/2015 (Z)		3,550,000	1,846,000
Sappi Papier Holding GmbH
6.625%, 04/15/2021 (S)		90,000	87,525
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018 (S)		810,000	793,800
TPC Group LLC 8.250%, 10/01/2017 (S)		400,000	415,000
Vale Overseas, Ltd.
6.875%, 11/21/2036		100,000	108,579
8.250%, 01/17/2034		364,000	445,311
Vedanta Resources PLC
6.750%, 06/07/2016 (S)		710,000	707,302
8.750%, 01/15/2014 (S)		570,000	611,325
Verso Paper
Holdings LLC/Verso Paper, Inc.
8.750%, 02/01/2019 (S)		440,000	391,600
11.500%, 07/01/2014		95,000	101,175
			17,617,815
Telecommunication Services - 9.84%
Axtel SAB de CV
7.625%, 02/01/2017 (S)		1,160,000	1,102,000
9.000%, 09/22/2019		98,000	95,697
Buccaneer Merger Sub, Inc.
9.125%, 01/15/2019 (S)		650,000	676,000
Cengage Learning Acquisitions, Inc.
10.500%, 01/15/2015 (S)		1,090,000	986,450
13.250%, 07/15/2015 (S)		1,580,000	1,422,000
Cincinnati Bell Telephone Company LLC
6.300%, 12/01/2028		810,000	656,100
CMP Susquehanna Corp.
9.875%, 05/15/2014		221,000	168,968
Cogent Communications Group, Inc.
8.375%, 02/15/2018 (S)		850,000	873,375
Inmarsat Finance PLC
7.375%, 12/01/2017 (S)		1,470,000	1,558,200
Intelsat Jackson Holdings SA
7.250%, 04/01/2019 (S)		1,300,000	1,290,250
MetroPCS Wireless, Inc.
7.875%, 09/01/2018		480,000	508,200
Primus Telecommunications IHC, Inc.,
PIK 14.250%, 05/20/2013		134,193	134,864

The accompanying notes are an integral part of the financial statements.

39

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Satmex Escrow SA de CV
9.500%, 05/15/2017 (S)		$570,000	$581,400
Sprint Capital Corp. 8.750%, 03/15/2032		4,625,000	5,006,563
Sunrise Communications Holdings SA
8.500%, 12/31/2018 (S)	EUR	125,000	189,426
True Move Company, Ltd.
10.375%, 08/01/2014 (S)		$100,000	107,625
10.750%, 12/16/2013 (S)		1,074,000	1,158,578
10.750%, 12/16/2013		800,000	863,000
UBS Luxembourg SA for OJSC Vimpel
Communications 8.250%, 05/23/2016		1,247,000	1,370,141
VimpelCom Holdings BV
7.504%, 03/01/2022 (S)		460,000	460,460
West Corp.
7.875%, 01/15/2019 (S)		980,000	950,600
8.625%, 10/01/2018 (S)		890,000	898,900
11.000%, 10/15/2016		770,000	816,200
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)		330,000	343,200
Wind Acquisition Holdings Finance SA,
PIK 12.250%, 07/15/2017 (S)		1,544,179	1,779,666
Windstream Corp. 7.500%, 04/01/2023		590,000	590,000
			24,587,863
Utilities - 4.47%
AES Ironwood LLC 8.857%, 11/30/2025		745,588	756,772
Calpine Corp. 7.875%, 01/15/2023 (S)		1,600,000	1,648,000
Edison Mission Energy
7.625%, 05/15/2027		1,670,000	1,227,450
Foresight Energy LLC/Foresight
Energy Corp. 9.625%, 08/15/2017 (S)		890,000	944,513
Mirant Americas Generation LLC
9.125%, 05/01/2031		1,130,000	1,135,650
Mirant Mid Atlantic LLC
10.060%, 12/30/2028		2,065,504	2,313,365
Sithe/independence Funding Corp.
9.000%, 12/30/2013		952,321	974,262
Texas Competitive Electric Holdings
Company LLC
11.500%, 10/01/2020 (S)		1,740,000	1,709,550
The AES Corp. 7.375%, 07/01/2021 (S)		450,000	456,750
			11,166,312
TOTAL CORPORATE BONDS (Cost $201,053,220)			$187,947,386

CAPITAL PREFERRED SECURITIES - 1.41%
Financials - 1.41%
ING Capital Funding Trust III
3.846%, 09/30/2014 (P)		220,000	207,763
Metlife Capital Trust IV
7.875%, 12/15/2037 (S)		290,000	302,965
Santander Finance Preferred SA
Unipersonal (10.500% until
09/29/2014, then 3 month
LIBOR + 7.673%)
09/29/2014 (Q)		2,490,000	2,716,189
The Dai-Ichi Life Insurance
Company, Ltd. (7.250% to 07/25/2021,
then 3 month LIBOR + 4.560%)
07/25/2021 (Q)(S)		300,000	299,634
			3,526,551
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $3,515,060)			$3,526,551
CONVERTIBLE BONDS - 1.81%
Energy - 0.02%
James River Coal Company
3.125%, 03/15/2018 (S)		$60,000	$59,700
Financials - 1.13%
Realogy Corp.
11.000%, 04/15/2018 (S)		2,690,000	2,824,500
Industrials - 0.49%
Horizon Lines, Inc.
4.250%, 08/15/2012		1,495,000	1,210,950
Materials - 0.17%
Hercules, Inc.
6.500%, 06/30/2029		460,000	423,200
TOTAL CONVERTIBLE BONDS (Cost $4,027,518)			$4,518,350

TERM LOANS (M) - 2.42%
Consumer Discretionary - 0.09%
City Center Holdings LLC
7.500%, 01/13/2015		230,000	231,342
Financials - 0.42%
Bedding Superholdco, Inc.
- 02/15/2012 (T)		3,958,740	9,897
Realogy Corp.
13.500%, 10/15/2017		1,000,000	1,055,000
			1,064,897
Industrials - 0.39%
Hawker Beechcraft
Acquisition Company LLC
2.193%, 03/26/2014		390,052	327,741
2.246%, 03/26/2014		24,120	20,267
Trico Shipping AS
1.000%, 05/12/2014		310,986	310,986
10.000%, 05/12/2014		310,986	310,986
			969,980
Telecommunication Services - 1.05%
Vodafone Group PLC
6.875%, 08/11/2015		2,540,000	2,616,200
Utilities - 0.47%
NRG Energy, Inc.
3.628%, 08/31/2015		586,490	586,245
4.000%, 02/01/2013		88,661	88,453
4.000%, 02/01/2013		493,559	492,480
			1,167,178
TOTAL TERM LOANS (Cost $9,645,841)			$6,049,597

COMMON STOCKS - 5.06%
Consumer Discretionary - 2.81%
Canadian Satellite
Radio Holdings, Inc. (I)		389,667	$1,131,285
Charter Communications, Inc., Class A (I)		73,972	4,013,721
Citadel Broadcasting Corp., Class A (I)		2,391	80,696
General Motors Company (I)		13,716	416,418
Tropicana Entertainment LLC (I)		7,500	93,750
Vertis Holdings, Inc. (I)		69,391	1,283,734
			7,019,604
Energy - 0.24%
SemGroup Corp., Class A (I)		23,610	606,069
Financials - 0.84%
Ashton Woods USA LLC, Class B		1	399,255
KCad Holdings I, Ltd.		141,168,822	1,713,084
			2,112,339

The accompanying notes are an integral part of the financial statements.

40

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 0.65%
DeepOcean Group Holdings AS	83,286	$1,249,290
Nortek, Inc. (I)	10,171	366,054
		1,615,344
Materials - 0.50%
LyondellBasell Industries NV, Class A	32,672	1,258,525
Telecommunication Services - 0.02%
Maxcom Telecomunicaciones SAB
de CV ADR (I)(L)	13,302	35,782
Viatel Holdings Bermuda, Ltd. (I)	38	19
XO Holdings, Inc. (I)	5,320	3,777
		39,578
TOTAL COMMON STOCKS (Cost $14,977,033)		$12,651,459

PREFERRED SECURITIES - 4.83%
Consumer Discretionary - 0.04%
Tropicana Las Vegas Resort
& Casino LLC (I)	2,110	105,500
Financials - 4.79%
Banesto Holdings, Ltd.,
Series A, 10.500%	93,000	2,333,723
Bank of America Corp., Series L, 7.250%	4,220	4,225,064
Citigroup Capital XII (8.500% to
3/30/2015, then 3 month
LIBOR + 5.870%)	58,275	1,504,661
Citigroup Capital XIII (7.875% to
10/30/2015, then 3 month
LIBOR + 6.370%)	31,275	868,820
GMAC Capital Trust I (8.125% to
02/15/2016, then 3 month
LIBOR + 5.785%)	118,600	3,036,160
		11,968,428
Information Technology - 0.00%
CMP Susquehanna Radio Holdings Corp.,
Series A (I)(S)	51,586	0
TOTAL PREFERRED SECURITIES (Cost $11,915,742)		$12,073,928

WARRANTS - 0.32%
Buffets Restaurants Holdings, Inc.
(Expiration Date: 04/28/2014; Strike
Price: $12.00) (I)	6,339	$0
Charter Communications, Inc., Class A
(Expiration Date: 11/30/2014; Strike
Price: $51.28) (I)	6,978	80,247
CMP Susquehanna Radio Holdings Corp.
(Expiration Date: 03/26/2019; Strike
Price: $0.01) (I)	58,949	0
General Motors Company (Expiration
Date: 07/10/2016; Strike
Price: $10.00) (I)	12,469	266,837
General Motors Company (Expiration
Date: 07/10/2019; Strike
Price: $18.33) (I)	12,469	198,631
Nortek, Inc. (Expiration Date:
12/17/2014; Strike Price: $52.80) (I)	14,700	58,800
SemGroup Corp., Class A (Expiration
Date: 11/30/2014; Strike
Price $25.00) (I)	35,326	203,125
Turbo Cayman, Ltd. (I)	1	0
TOTAL WARRANTS (Cost $1,228,066)		$807,640

SECURITIES LENDING COLLATERAL - 0.01%
John Hancock Collateral
Investment Trust, 0.2247% (W)(Y)	3,297	$33,001

SHORT-TERM INVESTMENTS - 5.90%
Repurchase Agreement - 5.84%
Goldman Sachs Repurchase Agreement
dated 06/30/2011 at 0.010% to be
repurchased at $14,600,004 on
07/01/2011, collateralized by Federal
Home Loan Mortgage Corp., 0.850%
due 02/08/2013 (valued at $14,832,413,
including interest)	$14,600,000	$14,600,000
Short-Term Securities - 0.06%
Federal Home Loan Mortgage Corp.
Discount Notes,
0.120%, 01/10/2012 (F)*	147,000	146,908
TOTAL SHORT-TERM INVESTMENTS (Cost $14,746,908)		$14,746,908
Total Investments (High Yield Trust)
(Cost $268,656,067) - 100.23%		$250,545,854
Other assets and liabilities, net - (0.23%)		(586,151)
TOTAL NET ASSETS - 100.00%		$249,959,703

Income Trust
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 42.25%
Consumer Discretionary - 4.65%
Cablevision Systems Corp.
7.750%, 04/15/2018	$2,000,000	$2,132,499
8.000%, 04/15/2020	2,000,000	2,145,000
Caesars Entertainment Operating
Company, Inc.
11.250%, 06/01/2017	450,000	496,688
CCH II LLC/CCH II Capital Corp.
13.500%, 11/30/2016	4,766,957	5,613,092
CCO Holdings LLC/CCO Holdings
Capital Corp.
6.500%, 04/30/2021	1,000,000	986,250
Cequel Communications
Holdings I LLC/Cequel Capital Corp.
8.625%, 11/15/2017 (S)	1,000,000	1,040,000
CityCenter Holdings LLC/CityCenter
Finance Corp.
7.625%, 01/15/2016 (S)	700,000	722,750
CityCenter Holdings LLC/CityCenter
Finance Corp. PIK
10.750%, 01/15/2017 (S)	1,200,000	1,302,000
Clear Channel Communications, Inc.
9.000%, 03/01/2021 (S)	1,000,000	957,500
Clear Channel Worldwide Holdings, Inc.,
Series B
9.250%, 12/15/2017	800,000	872,000
KB Home
5.750%, 02/01/2014	700,000	682,500
MGM Resorts International
6.750%, 04/01/2013	500,000	501,250
10.000%, 11/01/2016 (S)	1,500,000	1,590,000
SuperMedia, Inc., Escrow Certificates
12/01/2020 (I)	651,025	0

The accompanying notes are an integral part of the financial statements.

41

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
The Hertz Corp.
8.875%, 01/01/2014		$371,000	$380,275
Visant Corp.
10.000%, 10/01/2017		1,900,000	1,966,500
			21,388,304
Consumer Staples - 1.32%
Ceridian Corp.
11.250%, 11/15/2015		2,500,000	2,500,000
Dean Foods Company
9.750%, 12/15/2018 (S)		1,000,000	1,062,500
JBS USA LLC/JBS USA Finance, Inc.
11.625%, 05/01/2014		1,000,000	1,150,000
SUPERVALU, Inc.
8.000%, 05/01/2016		1,300,000	1,326,000
			6,038,500
Energy - 7.04%
Antero Resources Finance Corp.
9.375%, 12/01/2017		750,000	806,250
ATP Oil & Gas Corp.
11.875%, 05/01/2015		1,400,000	1,421,000
Chesapeake Energy Corp.
6.875%, 08/15/2018 to 11/15/2020		1,900,000	1,996,875
7.250%, 12/15/2018		2,000,000	2,180,000
9.500%, 02/15/2015		2,600,000	3,016,000
Consol Energy Inc.
8.250%, 04/01/2020		1,400,000	1,526,000
El Paso Corp.
7.750%, 01/15/2032		300,000	348,982
Energy Transfer Equity LP
7.500%, 10/15/2020		1,200,000	1,272,000
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/2017 (S)		1,000,000	1,065,000
Expro Finance Luxembourg SCA
8.500%, 12/15/2016 (S)		1,000,000	965,000
Holly Corp.
9.875%, 06/15/2017		400,000	446,000
Linn Energy LLC/Linn Energy
Finance Corp.
8.625%, 04/15/2020		1,700,000	1,844,500
Petrohawk Energy Corp.
7.875%, 06/01/2015		2,000,000	2,095,000
Petroplus Finance, Ltd.
6.750%, 05/01/2014 (S)		500,000	490,000
7.000%, 05/01/2017 (S)		500,000	470,000
Pioneer Natural Resources Company
6.875%, 05/01/2018		1,100,000	1,187,069
Sabine Pass LNG LP
7.250%, 11/30/2013		1,000,000	1,025,000
7.500%, 11/30/2016		800,000	820,000
SandRidge Energy, Inc.
8.000%, 06/01/2018 (S)		3,000,000	3,060,000
9.875%, 05/15/2016 (S)		1,200,000	1,317,000
SESI LLC
6.875%, 06/01/2014		1,000,000	1,012,500
W&T Offshore, Inc.
8.500%, 06/15/2019 (S)		1,200,000	1,215,000
Western Refining, Inc.
11.250%, 06/15/2017 (S)		2,500,000	2,812,500
			32,391,676
Financials - 9.36%
Bank of America Corp., (8.125% to
05/15/2018, then 3 month
LIBOR + 3.640%)
05/15/2018 (Q)		$1,500,000	$1,566,465
Boparan Finance LC
9.750%, 04/30/2018 (S)	EUR	700,000	969,425
Boparan Holdings, Ltd.
9.875%, 04/30/2018 (S)	GBP	750,000	1,149,546
CIT Group, Inc.
7.000%, 05/04/2015 to 05/02/2017 (S)		$17,200,000	17,171,500
Dynegy-Roseton Danskammer, Series B
7.670%, 11/08/2016		550,000	489,500
Ford Motor Credit Company LLC
7.000%, 04/15/2015		2,000,000	2,160,318
8.000%, 06/01/2014		2,000,000	2,193,456
12.000%, 05/15/2015		1,300,000	1,611,587
Host Hotels & Resorts LP
9.000%, 05/15/2017		600,000	675,000
International Lease Finance Corp.
8.625%, 09/15/2015		200,000	216,750
iStar Financial, Inc.
8.625%, 06/01/2013		2,750,000	2,805,000
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)		7,500,000	8,055,675
M&T Bank Corp.
6.875%, (S)		1,500,000	1,498,125
UPCB Finance III, Ltd.
6.625%, 07/01/2020 (S)		2,000,000	1,975,000
Vanguard Health Holding
Company II LLC / Vanguard Holding
Company II I
7.750%, 02/01/2019		500,000	506,250
			43,043,597
Health Care - 5.41%
Community Health Systems, Inc.
8.875%, 07/15/2015		3,500,000	3,605,000
Giant Funding Corp.
8.250%, 02/01/2018 (S)		600,000	625,500
HCA Holdings, Inc.
7.750%, 05/15/2021 (S)		1,000,000	1,037,500
HCA, Inc.
6.500%, 02/15/2016		2,200,000	2,238,500
8.500%, 04/15/2019		3,500,000	3,867,500
9.250%, 11/15/2016		4,000,000	4,245,000
Mylan, Inc.
6.000%, 11/15/2018 (S)		1,000,000	1,016,250
Tenet Healthcare Corp.
8.000%, 08/01/2020		400,000	406,500
9.250%, 02/01/2015		3,500,000	3,828,125
10.000%, 05/01/2018		3,250,000	3,692,813
Vanguard Health Systems, Inc.
zero coupon, 02/01/2016 (Z)		500,000	329,375
			24,892,063
Industrials - 3.06%
Abengoa Finance SAU
8.875%, 11/01/2017 (S)		1,200,000	1,225,500
American Airlines, Inc.
7.500%, 03/15/2016 (S)		2,500,000	2,450,000
CEVA Group PLC
8.375%, 12/01/2017 (S)		900,000	910,125
11.500%, 04/01/2018 (S)		2,200,000	2,315,500

The accompanying notes are an integral part of the financial statements.

42

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
RBS Global, Inc.
11.750%, 08/01/2016		$1,000,000	$1,057,500
RBS Global, Inc./Rexnord LLC
8.500%, 05/01/2018		1,200,000	1,267,500
Terex Corp.
8.000%, 11/15/2017		3,000,000	3,075,000
The Manitowoc Company, Inc.
9.500%, 02/15/2018		800,000	869,000
United Rentals North America, Inc.
8.375%, 09/15/2020		900,000	911,250
			14,081,375
Information Technology - 4.74%
CDW LLC/CDW Finance Corp.
8.500%, 04/01/2019 (S)		2,500,000	2,450,000
12.535%, 10/12/2017		750,000	808,125
First Data Corp.
8.250%, 01/15/2021 (S)		2,500,000	2,450,000
9.875%, 09/24/2015		199,000	204,473
11.250%, 03/31/2016		1,400,000	1,379,000
12.625%, 01/15/2021 (S)		3,005,000	3,215,350
First Data Corp., PIK
8.750%, 01/15/2022 (S)		1,504,000	1,470,160
Freescale Semiconductor, Inc.
8.050%, 02/01/2020 (S)		800,000	804,000
10.125%, 12/15/2016		3,250,000	3,497,813
10.750%, 08/01/2020 (S)		2,500,000	2,825,000
SunGard Data Systems, Inc.
10.625%, 05/15/2015		2,500,000	2,706,250
			21,810,171
Materials - 1.48%
Berry Plastics Corp.
9.750%, 01/15/2021		700,000	677,250
FMG Resources August 2006 Pty, Ltd.
6.875%, 02/01/2018 (S)		1,000,000	1,015,000
7.000%, 11/01/2015 (S)		500,000	510,000
Ineos Group Holdings PLC
7.875%, 02/15/2016 (S)	EUR	1,650,000	2,326,946
Kinove German Bondco GMB
10.000%, 06/15/2018 (S)		1,500,000	2,262,233
			6,791,429
Telecommunication Services - 0.89%
Clearwire Communications LLC
12.000%, 12/01/2015 (S)		$700,000	749,875
Cricket Communications, Inc.
7.750%, 10/15/2020 (S)		300,000	293,250
7.750%, 10/15/2020		2,000,000	1,960,000
Frontier Communications Corp.
8.250%, 04/15/2017		500,000	543,750
8.500%, 04/15/2020		500,000	545,000
			4,091,875
Utilities - 4.30%
Calpine Construction Finance
Company LP
8.000%, 06/01/2016 (S)		1,000,000	1,080,000
Calpine Corp.
7.500%, 02/15/2021 (S)		1,000,000	1,020,000
7.875%, 07/31/2020 (S)		800,000	836,000
Dynegy Holdings, Inc.
7.500%, 06/01/2015		1,220,000	994,300
7.750%, 06/01/2019		1,250,000	909,375
8.375%, 05/01/2016		4,000,000	3,200,000
GenOn Energy, Inc.
7.875%, 06/15/2017		$400,000	$402,000
Intergen NV
9.000%, 06/30/2017 (S)		1,000,000	1,057,500
Public Service Company of New Mexico
7.950%, 05/15/2018		1,300,000	1,466,591
RRI Energy, Inc.
7.625%, 06/15/2014		900,000	927,000
Texas Competitive Electric
Holdings Company LLC
10.250%, 11/01/2015		9,000,000	5,445,000
10.500%, 11/01/2016		148,536	96,548
11.500%, 10/01/2020 (S)		700,000	687,750
15.000%, 04/01/2021 (S)		2,030,000	1,664,600
			19,786,664
TOTAL CORPORATE BONDS (Cost $183,869,683)			$194,315,654

CAPITAL PREFERRED SECURITIES - 1.30%
Financials - 1.30%
Wells Fargo Capital XIII (7.700% to
03/26/2013, then 3 month
US LIBOR + 3.890%) 03/26/2013 (Q)		900,000	918,000
Wells Fargo Capital XV (9.750% to
09/26/2013, then 3 month
LIBOR + 5.830%) 09/26/2013 (Q)		4,800,000	5,064,000
			5,982,000
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $4,706,598)			$5,982,000

CONVERTIBLE BONDS - 0.75%
Financials - 0.24%
iStar Financial, Inc.
0.746%, 10/01/2012 (P)		$1,200,000	$1,080,000
Information Technology - 0.05%
Advanced Micro Devices, Inc.
6.000%, 05/01/2015		238,000	241,273
Materials - 0.46%
Cemex SAB de CV
3.250%, 03/15/2016 (S)		1,350,000	1,331,438
3.750%, 03/15/2018 (S)		805,000	796,950
			2,128,388
TOTAL CONVERTIBLE BONDS (Cost $3,575,875)			$3,449,661

MUNICIPAL BONDS - 0.33%
California - 0.33%
State of California
7.950%, 03/01/2036		1,400,000	1,531,194
TOTAL MUNICIPAL BONDS (Cost $1,401,652)			$1,531,194

TERM LOANS (M) - 4.29%
Consumer Discretionary - 1.46%
Allison Transmission, Inc.
2.940%, 08/07/2014		2,696,464	2,642,115
Clear Channel Communications, Inc.
3.836%, 01/28/2016		4,490,422	3,783,180
SuperMedia, Inc.
11.000%, 12/31/2015		512,607	308,113
			6,733,408

The accompanying notes are an integral part of the financial statements.

43

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Industrials - 0.17%
US Investigations Services, Inc.
2.997%, 02/21/2015	$803,062	$785,997
Information Technology - 0.71%
First Data Corp.
2.936%, 09/24/2014	1,749,152	1,618,165
2.936%, 09/24/2014	1,753,536	1,622,220
		3,240,385
Utilities - 1.95%
Texas Competitive Electric Holdings
Company LLC
4.731%, 10/10/2017	11,493,117	8,980,607
TOTAL TERM LOANS (Cost $20,999,017)		$19,740,397

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.39%
Commercial & Residential - 0.39%
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN
1.937%, 11/15/2015 (P)(S)	1,950,640	1,809,254
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $1,748,519)		$1,809,254

ASSET BACKED SECURITIES - 0.45%
Deutsche Bank AG/London
zero coupon 11/23/2011 (S)(Z)	40,000	888,760
zero coupon 06/08/2012 (S)(Z)	40,000	1,193,908
TOTAL ASSET BACKED SECURITIES (Cost $2,145,600)		$2,082,668

COMMON STOCKS - 42.46%
Consumer Discretionary - 0.82%
Automobiles - 0.06%
General Motors Company (I)	8,270	$251,077
Media - 0.42%
Comcast Corp., Class A	67,000	1,697,780
Dex One Corp. (I)(L)	99,669	252,163
		1,949,943
Multiline Retail - 0.10%
Target Corp.	10,000	469,100
Specialty Retail - 0.24%
Home Depot, Inc.	29,800	1,079,356
		3,749,476
Consumer Staples - 1.17%
Beverages - 1.17%
Diageo PLC	125,000	2,554,016
PepsiCo, Inc.	40,000	2,817,200
		5,371,216
		5,371,216
Energy - 7.36%
Energy Equipment & Services - 1.13%
Baker Hughes, Inc.	30,000	2,176,800
Schlumberger, Ltd.	20,000	1,728,000
Weatherford International, Ltd. (I)	70,000	1,312,500
		5,217,300
Oil, Gas & Consumable Fuels - 6.23%
BP PLC, ADR	110,000	4,871,900
Callon Petroleum Company (I)	56,247	394,854
Canadian Oil Sands, Ltd.	190,000	5,482,607
Chevron Corp.	15,000	1,542,600
ConocoPhillips	$100,000	$7,519,000
Exxon Mobil Corp.	75,000	6,103,500
Spectra Energy Corp. (L)	100,000	2,741,000
		28,655,461
		33,872,761
Financials - 5.60%
Commercial Banks - 2.83%
Banco Santander SA (I)	126,923	1,464,495
Barclays PLC	150,000	617,431
CIT Group, Inc. (I)	35,800	1,584,508
HSBC Holdings PLC	250,000	2,480,132
M&T Bank Corp.	22,500	1,978,875
Wells Fargo & Company	174,800	4,904,888
		13,030,329
Diversified Financial Services - 2.43%
Bank of America Corp.	375,000	4,110,000
Citigroup, Inc.	51,430	2,141,545
JPMorgan Chase & Company	120,000	4,912,800
		11,164,345
Insurance - 0.10%
QBE Insurance Group, Ltd.	25,000	464,126
Real Estate Investment Trusts - 0.23%
Westfield Retail Trust	364,900	1,062,242
Thrifts & Mortgage Finance - 0.01%
Federal National Mortgage Association	103,273	34,183
		25,755,225
Health Care - 5.18%
Pharmaceuticals - 5.18%
Johnson & Johnson	80,000	5,321,600
Merck & Company, Inc.	230,000	8,116,700
Pfizer, Inc.	200,000	4,120,000
Roche Holdings AG	37,500	6,273,714
		23,832,014
		23,832,014
Industrials - 0.64%
Industrial Conglomerates - 0.64%
General Electric Company	155,000	2,923,300
Information Technology - 1.55%
Office Electronics - 0.34%
Xerox Corp.	150,000	1,561,500
Semiconductors & Semiconductor Equipment - 1.21%
First Solar, Inc. (I)(L)	1,564	206,870
Intel Corp.	150,000	3,324,000
Maxim Integrated Products, Inc.	80,200	2,049,912
		5,580,782
		7,142,282
Materials - 1.47%
Metals & Mining - 1.47%
Barrick Gold Corp.	52,600	2,382,254
Newmont Mining Corp.	70,000	3,777,900
Nucor Corp. (L)	15,000	618,300
		6,778,454
		6,778,454

The accompanying notes are an integral part of the financial statements.

44

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 3.39%
Diversified Telecommunication Services - 2.46%
AT&T, Inc.	$160,000	$5,025,600
CenturyLink, Inc.	30,000	1,212,900
Frontier Communications Corp. (L)	69,203	558,468
Telstra Corp., Ltd.	500,000	1,552,611
Verizon Communications, Inc.	80,000	2,978,400
		11,327,979
Wireless Telecommunication Services - 0.93%
Vodafone Group PLC	1,600,000	4,252,211
		15,580,190
Utilities - 15.28%
Electric Utilities - 7.78%
American Electric Power Company, Inc.	110,100	4,148,568
Duke Energy Corp. (L)	260,000	4,895,800
Entergy Corp.	50,000	3,414,000
FirstEnergy Corp.	40,000	1,766,000
NextEra Energy, Inc.	90,000	5,171,400
Pinnacle West Capital Corp.	65,000	2,897,700
PPL Corp. (L)	35,500	987,965
Progress Energy, Inc.	100,000	4,801,000
Southern Company	190,000	7,672,200
		35,754,633
Gas Utilities - 0.44%
AGL Resources, Inc. (L)	50,000	2,035,500
Independent Power Producers & Energy Traders - 0.12%
Dynegy, Inc. (I)(L)	90,400	559,576
Multi-Utilities - 6.94%
CenterPoint Energy, Inc.	90,000	1,741,500
Consolidated Edison, Inc. (L)	60,000	3,194,400
Dominion Resources, Inc. (L)	90,000	4,344,300
NiSource, Inc. (L)	30,000	607,500
PG&E Corp.	135,000	5,674,049
Public Service Enterprise Group, Inc.	150,000	4,896,000
Sempra Energy	70,000	3,701,600
TECO Energy, Inc.	180,000	3,400,200
Xcel Energy, Inc.	180,000	4,374,000
		31,933,549
		70,283,258
TOTAL COMMON STOCKS (Cost $197,504,521)		$195,288,176

PREFERRED SECURITIES - 6.39%
Consumer Discretionary - 0.25%
Automobiles - 0.25%
General Motors Company,
Series B, 4.750%	23,600	1,150,264
Energy - 1.44%
Oil, Gas & Consumable Fuels - 1.44%
Chesapeake Energy Corp., 5.750%	1,900	2,389,687
Sandridge Energy, Inc., 7.000%	26,500	4,223,252
		6,612,939
		6,612,939
Financials - 3.98%
Commercial Banks - 1.06%
Wells Fargo & Company,
Series L, 7.500%	4,600	4,876,000
Diversified Financial Services - 1.92%
Ally Financial, Inc., 7.000%	1,341	1,260,289
Bank of America Corp., Series L, 7.250%	5,350	5,356,420
Citigroup, Inc., 7.500%	$18,300	$2,198,745
		8,815,454
Insurance - 0.31%
Metlife, Inc., 5.000%	17,000	1,401,310
Real Estate Investment Trusts - 0.51%
FelCor Lodging Trust, Inc.,
Series A, 1.950%	90,000	2,349,900
Thrifts & Mortgage Finance - 0.18%
Federal Home Loan Mortgage Corp.,
Series Z (8.375% to 12/31/2012, then
higher of 3 month LIBOR + 4.160%
or 7.875%) (I)(L)	94,900	279,955
Federal National Mortgage Association,
Series S (7.750%) (I)	79,300	170,495
Federal National Mortgage Association,
Series R, 7.625% (I)	60,200	126,420
Federal National Mortgage Association,
Series Q, 6.750% (I)	80,000	80,800
Federal National Mortgage
Association, 5.375% (I)	20	182,500
		840,170
		18,282,834
Health Care - 0.34%
Health Care Providers & Services - 0.34%
Tenet Healthcare Corp., 7.000%	1,500	1,560,900
Materials - 0.27%
Metals & Mining - 0.27%
AngloGold Ashanti Holdings
Finance PLC, 6.000% (L)	25,000	1,247,250
Utilities - 0.11%
Electric Utilities - 0.11%
Nextera Energy, Inc., 8.375%	10,000	518,500
TOTAL PREFERRED SECURITIES (Cost $30,865,571)		$29,372,687

WARRANTS - 0.13%
Charter Communications, Inc., Class A
(Expiration Date: 11/30/2014; Strike
Price: $46.86) (I)	22,772	318,808
General Motors Company (Expiration
Date: 07/10/2016; Strike
Price: $10.00) (I)	7,518	160,885
General Motors Company (Expiration
Date: 07/10/2019; Strike
Price: $18.33) (I)	7,518	119,762
TOTAL WARRANTS (Cost $954,880)		$599,455

SECURITIES LENDING COLLATERAL - 3.57%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	1,642,359	16,436,568
TOTAL SECURITIES LENDING
COLLATERAL (Cost $16,436,083)		$16,436,568

The accompanying notes are an integral part of the financial statements.

45

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.09%
Short-Term Securities - 0.09%
Federal Home Loan Discount Notes,
0.0011%, 07/01/2011 *	$400,000	$400,000
TOTAL SHORT-TERM INVESTMENTS (Cost $400,000)		$400,000
Total Investments (Income Trust)
(Cost $464,607,999) - 102.40%		$471,007,714
Other assets and liabilities, net - (2.40%)		(11,059,703)
TOTAL NET ASSETS - 100.00%		$459,948,011

Investment Quality Bond Trust
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 28.83%
U.S. Government Agency - 13.21%
Federal Home Loan Mortgage Corp.
5.000%, 12/01/2034		$1,248,897	$1,330,919
6.500%, 04/01/2029 to 08/01/2034		89,911	101,471
7.500%, 08/01/2025 to 05/01/2028		22,623	25,753
Federal National Mortgage Association
3.500%, TBA		24,000,000	22,920,547
4.663%, 05/01/2013		546,929	567,284
5.500%, TBA		8,000,000	8,649,183
5.617%, 12/01/2011		610,919	620,275
5.906%, 11/01/2011		407,884	412,880
6.045%, 03/01/2012		357,156	358,613
6.062%, 05/01/2012		716,100	722,190
6.500%, TBA		100,000	113,198
7.000%, 06/01/2029		448	508
Government National
Mortgage Association
4.000%, TBA		13,000,000	13,231,649
6.000%, 12/15/2013 to 04/15/2035		193,448	213,868
6.500%, 06/15/2028 to 02/15/2035		119,792	136,121
7.000%, 11/15/2031 to 11/15/2033		721,491	826,742
8.000%, 07/15/2030		7,337	8,490
			50,239,691
U.S. Government - 15.56%
U.S. Treasury Bonds
4.250%, 05/15/2039		2,475,000	2,427,822
4.375%, 11/15/2039		4,000,000	4,002,500
4.625%, 02/15/2040		6,125,000	6,388,185
4.750%, 02/15/2041		1,950,000	2,072,790
6.250%, 08/15/2023 (F)		4,000,000	5,071,248
8.125%, 08/15/2019 to 08/15/2021		4,002,000	5,704,846
U.S. Treasury Notes
0.625%, 02/28/2013		23,850,000	23,939,438
2.375%, 07/31/2017		2,950,000	2,979,500
2.500%, 04/30/2015		6,314,700	6,620,073
			59,206,402
U.S. Department of Housing & Urban Development - 0.06%
U.S. Department of Housing & Urban
Development 7.498%, 08/01/2011		213,000	214,263
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $109,077,946)			$109,660,356

FOREIGN GOVERNMENT
OBLIGATIONS - 1.37%
Brazil - 1.15%
Federative Republic of Brazil
5.875%, 01/15/2019		$1,025,000	$1,186,438
10.000%, 01/01/2012	BRL	5,030,000	3,184,678
			4,371,116
Qatar - 0.22%
Government of Qatar
4.000%, 01/20/2015 (S)		$800,000	838,000
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $4,654,734)			$5,209,116

CORPORATE BONDS - 53.57%
Consumer Discretionary - 5.45%
Affinia Group, Inc.
9.000%, 11/30/2014		25,000	25,375
10.750%, 08/15/2016 (S)		13,000	14,495
AMC Entertainment, Inc.
8.750%, 06/01/2019		45,000	47,475
AutoZone, Inc.
4.000%, 11/15/2020		810,000	773,460
Caesars Entertainment Operating
Company, Inc.
11.250%, 06/01/2017		25,000	27,594
Catalina Marketing Corp. PIK
10.500%, 10/01/2015 (S)		35,000	37,056
CBS Corp.
5.750%, 04/15/2020		385,000	417,017
8.200%, 05/15/2014		745,000	871,989
CCO Holdings LLC/CCO
Holdings Capital Corp.
7.875%, 04/30/2018		15,000	15,806
8.125%, 04/30/2020		10,000	10,800
Clear Channel Worldwide Holdings, Inc.,
Series B
9.250%, 12/15/2017		20,000	21,800
Comcast Cable Communications LLC
8.500%, 05/01/2027		556,000	679,895
Comcast Corp.
5.700%, 05/15/2018		545,000	607,775
COX Communications, Inc.
8.375%, 03/01/2039 (S)		150,000	196,139
CSC Holdings, Inc.
7.625%, 07/15/2018		184,000	199,180
D.R. Horton, Inc.
7.875%, 08/15/2011		45,000	45,248
Daimler Finance North America LLC
8.500%, 01/18/2031		575,000	777,478
DIRECTV Holdings LLC/DIRECTV
Financing Company, Inc.
3.500%, 03/01/2016		565,000	582,927
4.750%, 10/01/2014		440,000	481,474
DISH DBS Corp.
6.750%, 06/01/2021 (S)		51,000	52,275
Easton-Bell Sports, Inc.
9.750%, 12/01/2016		25,000	27,563
Ford Motor Company
7.450%, 07/16/2031		75,000	85,023
Grupo Televisa SA
6.625%, 01/15/2040		690,000	726,224
HSN, Inc.
11.250%, 08/01/2016		25,000	28,188
Liberty Media LLC
8.250%, 02/01/2030		103,000	99,395

The accompanying notes are an integral part of the financial statements.

46

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Limited Brands, Inc.
7.000%, 05/01/2020	$95,000	$99,988
Macy’s Retail Holdings, Inc.
5.875%, 01/15/2013	1,201,000	1,277,833
5.900%, 12/01/2016	190,000	213,177
6.900%, 04/01/2029	419,000	463,712
Mediacom Broadband LLC / Mediacom
Broadband Corp
8.500%, 10/15/2015	78,000	79,950
MGM Resorts International
9.000%, 03/15/2020	10,000	10,950
10.375%, 05/15/2014	5,000	5,675
11.125%, 11/15/2017	5,000	5,713
NBCUniversal Media LLC
5.150%, 04/30/2020 (S)	1,200,000	1,266,275
NetFlix, Inc.
8.500%, 11/15/2017	45,000	50,513
News America, Inc.
4.500%, 02/15/2021 (S)	115,000	113,416
7.750%, 01/20/2024	622,000	760,397
Peninsula Gaming LLC / Peninsula
Gaming Corp
8.375%, 08/15/2015	20,000	21,000
Phillips-Van Heusen Corp.
7.375%, 05/15/2020	25,000	26,750
Quebecor Media, Inc.
7.750%, 03/15/2016	70,000	72,362
QVC, Inc.
7.500%, 10/01/2019 (S)	40,000	42,400
Royal Caribbean Cruises, Ltd.
11.875%, 07/15/2015	15,000	18,488
Service Corp. International
7.375%, 10/01/2014	10,000	10,875
7.625%, 10/01/2018	20,000	21,950
Sinclair Television Group, Inc.
9.250%, 11/01/2017 (S)	15,000	16,463
Staples, Inc.
9.750%, 01/15/2014	935,000	1,112,828
Stonemor Operating LLC/Cornerstone
Family Services
10.250%, 12/01/2017	10,000	9,950
TCI Communications, Inc.
8.750%, 08/01/2015	692,000	849,060
Tenneco, Inc.
8.125%, 11/15/2015	40,000	42,100
The Interpublic Group of Companies, Inc.
10.000%, 07/15/2017	85,000	100,513
Time Warner Cable, Inc.
5.850%, 05/01/2017	1,895,000	2,129,859
6.550%, 05/01/2037	450,000	477,996
8.250%, 02/14/2014	205,000	238,383
Time Warner Companies, Inc.
7.250%, 10/15/2017	390,000	469,094
Time Warner, Inc.
6.250%, 03/29/2041	300,000	311,633
7.700%, 05/01/2032	1,298,000	1,567,142
TRWAutomotive, Inc.
7.250%, 03/15/2017 (S)	155,000	172,050
Viacom, Inc.
4.500%, 03/01/2021	225,000	225,914
6.125%, 10/05/2017	1,300,000	1,491,649
Videotron Ltee
9.125%, 04/15/2018	25,000	27,906
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp.
7.750%, 08/15/2020	$80,000	$86,900
		20,742,515
Consumer Staples - 4.86%
Altria Group, Inc.
4.750%, 05/05/2021	225,000	224,688
9.250%, 08/06/2019	360,000	469,166
9.700%, 11/10/2018	900,000	1,182,116
10.200%, 02/06/2039	300,000	430,279
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019	360,000	437,551
7.750%, 01/15/2019	875,000	1,100,201
Cargill, Inc.
4.307%, 05/14/2021 (S)	1,371,000	1,380,696
Cia de Bebidas das Americas
8.750%, 09/15/2013	780,000	895,050
Coca-Cola Enterprises, Inc.
2.125%, 09/15/2015	950,000	940,451
Constellation Brands, Inc.
7.250%, 09/01/2016 to 05/15/2017	120,000	130,750
CVS Caremark Corp.
6.125%, 08/15/2016	175,000	200,522
6.250%, 06/01/2027	310,000	342,456
CVS Pass-Through Trust
6.943%, 01/10/2030	537,017	604,004
General Mills, Inc.
5.200%, 03/17/2015	445,000	495,390
5.650%, 02/15/2019	225,000	253,902
Kraft Foods, Inc.
4.125%, 02/09/2016	1,040,000	1,111,556
6.500%, 11/01/2031	564,000	642,267
6.875%, 02/01/2038	300,000	347,067
Lorillard Tobacco Company
6.875%, 05/01/2020	170,000	184,327
PepsiCo, Inc.
7.900%, 11/01/2018	107,000	137,824
Pernod-Ricard SA
5.750%, 04/07/2021 (S)	1,136,000	1,185,252
Procter & Gamble
9.360%, 01/01/2021	323,084	417,877
Revlon Consumer Products Corp.
9.750%, 11/15/2015	25,000	26,875
Reynolds American, Inc.
7.250%, 06/01/2013	295,000	326,078
Rite Aid Corp.
10.375%, 07/15/2016	50,000	53,125
Smithfield Foods, Inc.
10.000%, 07/15/2014	65,000	75,400
Smithfield Foods, Inc., Series B
7.750%, 05/15/2013	19,000	20,615
The Kroger Company
4.950%, 01/15/2015	700,000	768,634
6.750%, 04/15/2012	671,000	701,590
Tyson Foods, Inc.
10.500%, 03/01/2014	15,000	17,813
Wal-Mart Stores, Inc.
6.200%, 04/15/2038	1,950,000	2,160,738
WM Wrigley Jr. Company
3.700%, 06/30/2014 (S)	1,175,000	1,220,407
Yankee Candle Company, Inc., Series B
9.750%, 02/15/2017	10,000	10,525
		18,495,192

The accompanying notes are an integral part of the financial statements.

47

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy - 3.95%
Alpha Natural Resources, Inc.
6.000%, 06/01/2019	$16,000	$15,960
6.250%, 06/01/2021	11,000	11,055
Anadarko Petroleum Corp.
6.375%, 09/15/2017	30,000	34,370
6.450%, 09/15/2036	640,000	667,805
Antero Resources Finance Corp.
9.375%, 12/01/2017	20,000	21,500
Aquilex Holdings LLC/Aquilex
Finance Corp.
11.125%, 12/15/2016	20,000	19,450
Berry Petroleum Company
10.250%, 06/01/2014	10,000	11,425
BP Capital Markets PLC
3.125%, 10/01/2015	1,350,000	1,385,435
4.750%, 03/10/2019	115,000	121,215
Burlington Resources Finance Company
7.400%, 12/01/2031	541,000	669,981
Chesapeake Energy Corp.
6.875%, 11/15/2020	60,000	63,375
ConocoPhillips
4.600%, 01/15/2015	635,000	701,134
5.900%, 05/15/2038	400,000	432,993
Consol Energy Inc.
8.000%, 04/01/2017	25,000	27,250
8.250%, 04/01/2020	25,000	27,250
El Paso Corp.
7.000%, 06/15/2017	235,000	265,755
El Paso Natural Gas Company
5.950%, 04/15/2017	85,000	96,140
Energy Transfer Equity LP
7.500%, 10/15/2020	70,000	74,200
Enterprise Products Operating LLC
5.250%, 01/31/2020	795,000	845,281
Harvest Operations Corp.
6.875%, 10/01/2017 (S)	50,000	51,625
Kinder Morgan Energy Partners LP
6.500%, 09/01/2039	300,000	311,514
6.850%, 02/15/2020	1,045,000	1,207,543
Kinder Morgan Finance Company LLC
6.000%, 01/15/2018 (S)	51,000	52,913
Motiva Enterprises LLC
5.200%, 09/15/2012 (S)	952,000	989,153
Newfield Exploration Company
6.625%, 04/15/2016	25,000	25,813
7.125%, 05/15/2018	40,000	42,400
Nexen, Inc.
6.200%, 07/30/2019	515,000	578,213
7.500%, 07/30/2039	125,000	139,820
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)	1,850,000	1,945,179
Peabody Energy Corp.
6.500%, 09/15/2020	116,000	124,700
7.375%, 11/01/2016	60,000	67,800
Petrobras International Finance Company
5.375%, 01/27/2021	1,400,000	1,436,571
Pioneer Natural Resources Company
6.650%, 03/15/2017	115,000	125,190
6.875%, 05/01/2018	35,000	37,770
Plains All American Pipeline LP/PAA
Finance Corp.
5.750%, 01/15/2020	435,000	471,284
Pride International, Inc.
6.875%, 08/15/2020	20,000	23,245
Range Resources Corp.
5.750%, 06/01/2021	$40,000	$39,300
7.500%, 10/01/2017	50,000	53,125
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
5.500%, 09/30/2014 (S)	395,000	432,051
Transocean, Inc.
4.950%, 11/15/2015	800,000	865,027
Valero Energy Corp.
8.750%, 06/15/2030	403,000	496,079
		15,007,889
Financials - 24.87%
ACE INA Holdings, Inc.
5.700%, 02/15/2017	160,000	178,225
AIG Retirement Services, Inc.
8.125%, 04/28/2023	865,000	960,314
Allied World Assurance Company
Holdings, Ltd.
7.500%, 08/01/2016	205,000	234,808
AMB Property LP
6.125%, 12/01/2016	505,000	551,326
7.500%, 06/30/2018	364,000	414,852
American Express Centurion Bank
6.000%, 09/13/2017	1,200,000	1,352,842
American Express Credit Corp.
5.125%, 08/25/2014	750,000	818,228
American International Group, Inc.
5.450%, 05/18/2017	370,000	386,220
AvalonBay Communities, Inc.
5.500%, 01/15/2012	224,000	229,648
AXA Equitable Life Insurance Company
7.700%, 12/01/2015 (S)	680,000	778,013
AXA Financial, Inc.
7.000%, 04/01/2028	865,000	926,137
Bank of America Corp.
5.420%, 03/15/2017	1,700,000	1,733,339
5.625%, 07/01/2020	1,500,000	1,547,789
5.750%, 12/01/2017	600,000	637,590
Barclays Bank PLC
6.050%, 12/04/2017 (S)	850,000	899,446
Brandywine Operating Partnership LP
4.950%, 04/15/2018	400,000	405,316
5.700%, 05/01/2017	825,000	883,939
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (H)(S)	85,000	33,575
Capital One Financial Corp.
6.150%, 09/01/2016	950,000	1,047,547
7.375%, 05/23/2014	135,000	154,103
CIT Group, Inc.
7.000%, 05/01/2014 to 05/01/2017	6,221	6,278
7.000%, 05/04/2015 to 05/02/2017 (S)	66,000	65,848
Citigroup, Inc.
4.875%, 05/07/2015	614,000	639,596
5.000%, 09/15/2014	360,000	377,143
5.500%, 08/27/2012	1,525,000	1,598,305
6.125%, 05/15/2018	1,010,000	1,111,678
6.500%, 08/19/2013	1,105,000	1,201,512
6.875%, 03/05/2038	550,000	612,066
Credit Acceptance Corp.
9.125%, 02/01/2017	25,000	26,750
Credit Agricole SA/London
3.500%, 04/13/2015 (S)	1,220,000	1,223,037
Credit Suisse AG
5.400%, 01/14/2020	950,000	961,173

The accompanying notes are an integral part of the financial statements.

48

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Discover Financial Services
6.450%, 06/12/2017	$885,000	$981,130
DuPont Fabros Technology LP
8.500%, 12/15/2017	75,000	81,938
Equity One, Inc.
6.000%, 09/15/2017	700,000	743,947
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	1,200,000	1,271,988
ERP Operating LP
5.250%, 09/15/2014	675,000	739,169
5.375%, 08/01/2016	500,000	548,349
Everest Reinsurance Holdings, Inc.,
(6.600% to 05/15/2017, then 3 month
LIBOR + 2.385%)
05/15/2037	1,475,000	1,417,844
Farmers Exchange Capital
7.050%, 07/15/2028 (S)	725,000	746,766
Fifth Third Bancorp
3.625%, 01/25/2016	610,000	615,017
Ford Motor Credit Company LLC
7.000%, 10/01/2013	84,000	89,750
8.125%, 01/15/2020	100,000	115,776
General Electric Capital Corp.
2.800%, 01/08/2013	1,750,000	1,794,168
3.750%, 11/14/2014	1,000,000	1,058,140
5.300%, 02/11/2021	755,000	785,078
5.625%, 05/01/2018	500,000	546,579
5.875%, 01/14/2038	700,000	708,098
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	400,000	437,062
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038	95,000	102,363
HCP, Inc.
5.650%, 12/15/2013	450,000	492,935
5.950%, 09/15/2011	450,000	454,375
7.072%, 06/08/2015	433,000	491,111
Health Care REIT, Inc.
5.250%, 01/15/2022	781,000	777,441
Host Hotels & Resorts LP
6.000%, 11/01/2020	205,000	205,513
6.375%, 03/15/2015	20,000	20,400
6.875%, 11/01/2014	15,000	15,375
HSBC Holdings PLC
0.446%, 10/06/2016 (P)(S)	1,350,000	1,334,710
6.800%, 06/01/2038	170,000	181,418
HSBC USA, Inc.
9.500%, 04/15/2014	865,000	1,017,131
International Lease Finance Corp.
5.650%, 06/01/2014	110,000	110,000
5.750%, 05/15/2016	25,000	24,607
6.250%, 05/15/2019	50,000	48,827
6.375%, 03/25/2013	106,000	109,180
8.625%, 09/15/2015	25,000	27,094
Jackson National Life Insurance Company
8.150%, 03/15/2027 (S)	648,000	730,212
JPMorgan Chase & Company
3.450%, 03/01/2016	500,000	509,078
3.700%, 01/20/2015	1,250,000	1,299,286
4.250%, 10/15/2020	510,000	498,611
6.000%, 01/15/2018	1,120,000	1,245,002
Kimco Realty Corp.
5.584%, 11/23/2015	410,000	448,795
6.875%, 10/01/2019	560,000	650,313
Lazard Group LLC
6.850%, 06/15/2017	$1,290,000	$1,421,896
LBG Capital No.1 PLC
7.875%, 11/01/2020 (S)	200,000	187,000
Liberty Mutual Group, Inc.
5.000%, 06/01/2021 (S)	410,000	387,972
Liberty Mutual Insurance Company
7.697%, 10/15/2097 (S)	1,000,000	923,992
Liberty Property LP
6.625%, 10/01/2017	210,000	240,700
Lincoln National Corp.
4.300%, 06/15/2015	725,000	763,147
Lloyds TSB Bank PLC
4.375%, 01/12/2015 (S)	350,000	355,090
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (S)	550,000	761,989
Merrill Lynch & Company, Inc.
5.700%, 05/02/2017	550,000	572,569
6.220%, 09/15/2026	370,000	371,440
6.400%, 08/28/2017	1,800,000	1,963,741
7.750%, 05/14/2038	300,000	332,560
Metropolitan Life Global Funding I
3.125%, 01/11/2016 (S)	2,050,000	2,074,495
5.125%, 04/10/2013 (S)	535,000	569,158
Morgan Stanley
4.200%, 11/20/2014	650,000	674,799
5.550%, 04/27/2017	285,000	301,948
6.000%, 04/28/2015	600,000	650,195
6.250%, 08/28/2017	1,320,000	1,426,685
6.625%, 04/01/2018	1,225,000	1,348,786
Nationwide Mutual Insurance Company
8.250%, 12/01/2031 (S)	615,000	682,799
9.375%, 08/15/2039 (S)	250,000	310,173
NBD Bancorp NA
8.250%, 11/01/2024	1,730,000	2,158,554
Nomura Holdings, Inc.
5.000%, 03/04/2015	485,000	511,172
Nordea Bank AB
4.875%, 05/13/2021 (S)	1,240,000	1,190,037
PNC Funding Corp.
5.625%, 02/01/2017	1,100,000	1,210,579
Principal Life Global Funding I
6.125%, 10/15/2033 (S)	697,000	724,251
Provident Funding Associates LP/PFG
Finance Corp.
10.250%, 04/15/2017 (S)	80,000	87,600
Prudential Financial, Inc.
3.000%, 05/12/2016	400,000	396,280
4.750%, 09/17/2015	900,000	967,881
5.150%, 01/15/2013	865,000	912,627
Realty Income Corp.
6.750%, 08/15/2019	660,000	754,132
Reinsurance Group of America, Inc.
6.750%, 12/15/2011	865,000	886,231
SLM Corp.
6.250%, 01/25/2016	1,161,000	1,204,016
8.000%, 03/25/2020	10,000	10,732
8.450%, 06/15/2018	40,000	43,884
Societe Generale
5.200%, 04/15/2021 (S)	510,000	500,509
Sovereign Bank
8.750%, 05/30/2018	250,000	282,081
Springleaf Finance Corp.
5.375%, 10/01/2012	346,000	344,270

The accompanying notes are an integral part of the financial statements.

49

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Standard Chartered PLC
3.850%, 04/27/2015 (S)	$360,000	$372,525
Sun Canada Financial Company
7.250%, 12/15/2015 (S)	1,471,000	1,683,039
SunTrust Banks, Inc.
3.600%, 04/15/2016	705,000	711,499
The Bear Stearns Companies LLC
6.400%, 10/02/2017	85,000	96,924
The Charles Schwab Corp.
4.950%, 06/01/2014	515,000	564,490
The Goldman Sachs Group, Inc.
3.625%, 02/07/2016	1,955,000	1,975,314
5.375%, 03/15/2020	180,000	185,760
6.000%, 05/01/2014	425,000	466,075
6.150%, 04/01/2018	500,000	543,900
6.250%, 02/01/2041	530,000	534,331
6.750%, 10/01/2037	2,030,000	2,029,965
7.500%, 02/15/2019	225,000	261,657
The Royal Bank of Scotland PLC
4.875%, 08/25/2014 (S)	700,000	728,303
UDR, Inc.
6.050%, 06/01/2013	500,000	531,719
Unitrin, Inc.
6.000%, 05/15/2017	269,000	281,412
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	390,000	436,376
US Bancorp
7.500%, 06/01/2026	1,624,000	2,014,306
Ventas Realty LP/Ventas Capital Corp.
4.750%, 06/01/2021	575,000	560,896
Virgin Media Secured Finance PLC
6.500%, 01/15/2018	140,000	153,475
W.R. Berkley Corp.
5.600%, 05/15/2015	377,000	402,824
Wachovia Bank NA
6.919%, 12/15/2036	500,000	596,919
WCI Finance LLC/WEA Finance LLC
5.400%, 10/01/2012 (S)	800,000	840,530
WEA Finance LLC/WT Finance
Australia Pty, Ltd.
7.500%, 06/02/2014 (S)	370,000	426,349
Wells Fargo & Company
3.676%, 06/15/2016	900,000	924,147
4.600%, 04/01/2021	380,000	381,842
4.950%, 10/16/2013	2,410,000	2,563,854
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)	70,000	75,600
Weyerhaeuser Company
7.950%, 03/15/2025	260,000	300,609
		94,621,829
Health Care - 2.73%
Alere, Inc.
9.000%, 05/15/2016	35,000	36,444
AmerisourceBergen Corp.
4.875%, 11/15/2019	80,000	85,414
5.875%, 09/15/2015	1,260,000	1,430,378
Amgen, Inc.
6.400%, 02/01/2039	545,000	607,580
Bio-Rad Laboratories, Inc.
8.000%, 09/15/2016	15,000	16,650
Biomet, Inc.
10.000%, 10/15/2017	10,000	10,900
BioScrip, Inc.
10.250%, 10/01/2015	$15,000	$15,656
Community Health Systems, Inc.
8.875%, 07/15/2015	35,000	36,050
Elan Finance PLC / Elan Finance Corp.
8.875%, 12/01/2013	75,000	78,000
Express Scripts, Inc.
3.125%, 05/15/2016	495,000	497,805
6.250%, 06/15/2014	525,000	591,038
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	45,000	50,906
HCA, Inc.
6.375%, 01/15/2015	15,000	15,300
8.500%, 04/15/2019	125,000	138,125
HCA, Inc., PIK
9.625%, 11/15/2016	84,000	89,355
Life Technologies Corp.
3.500%, 01/15/2016	1,125,000	1,150,106
McKesson Corp.
7.500%, 02/15/2019	65,000	79,802
Medco Health Solutions, Inc.
7.125%, 03/15/2018	415,000	484,692
Merck & Company, Inc.
3.875%, 01/15/2021	785,000	778,693
4.000%, 06/30/2015	725,000	784,354
Pfizer, Inc.
6.200%, 03/15/2019	1,030,000	1,204,169
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	1,025,000	1,180,302
Tenet Healthcare Corp.
8.875%, 07/01/2019	150,000	165,563
Thermo Fisher Scientific, Inc.
3.200%, 05/01/2015	255,000	264,971
WellPoint, Inc.
7.000%, 02/15/2019	485,000	578,975
		10,371,228
Industrials - 1.73%
ACCO Brands Corp.
7.625%, 08/15/2015	30,000	29,850
10.625%, 03/15/2015	10,000	11,163
BE Aerospace, Inc.
6.875%, 10/01/2020	50,000	52,375
Bombardier, Inc.
7.500%, 03/15/2018 (S)	15,000	16,800
7.750%, 03/15/2020 (S)	75,000	84,375
Case New Holland, Inc.
7.750%, 09/01/2013	35,000	37,888
7.875%, 12/01/2017 (S)	75,000	82,500
Cenveo Corp.
7.875%, 12/01/2013	10,000	9,600
Clean Harbors, Inc.
7.625%, 08/15/2016	9,000	9,540
CNH America LLC
7.250%, 01/15/2016	30,000	32,663
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	225,915	239,176
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	375,945	396,134
Continental Airlines 2005-ERJ1 Pass
Through Trust
9.798%, 04/01/2021	23,031	24,068

The accompanying notes are an integral part of the financial statements.

50

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	$14,205	$14,613
Continental Airlines 2007-1 Class B Pass
Through Trust
6.903%, 04/19/2022	4,865	4,877
Deluxe Corp.
7.375%, 06/01/2015	110,000	113,025
Esterline Technologies Corp.
7.000%, 08/01/2020	45,000	47,138
General Electric Company
5.250%, 12/06/2017	1,125,000	1,245,549
Harland Clarke Holdings Corp.
9.500%, 05/15/2015	24,000	21,930
Huntington Ingalls Industries, Inc.
6.875%, 03/15/2018 (S)	16,000	16,400
7.125%, 03/15/2021 (S)	26,000	26,910
International Lease Finance Corp.
6.500%, 09/01/2014 (S)	20,000	21,200
6.625%, 11/15/2013	25,000	25,875
6.750%, 09/01/2016 (S)	25,000	26,625
7.125%, 09/01/2018 (S)	850,000	909,500
Marquette Transportation Company /
Marquette Transportation Finance Corp.
10.875%, 01/15/2017	30,000	30,225
Masco Corp.
6.500%, 08/15/2032	110,000	98,605
Meritor, Inc.
8.125%, 09/15/2015	25,000	26,063
10.625%, 03/15/2018	30,000	33,675
Navios Maritime Holdings, Inc. / Navios
Maritime Finance US, Inc.
8.875%, 11/01/2017	75,000	77,250
Navistar International Corp.
8.250%, 11/01/2021	45,000	48,150
Owens Corning
9.000%, 06/15/2019	15,000	17,906
Republic Services, Inc.
3.800%, 05/15/2018	530,000	531,983
5.250%, 11/15/2021	460,000	485,673
Southwest Airlines Company 2007-1 Pass
Through Trust
6.150%, 08/01/2022	657,643	716,831
SPX Corp.
7.625%, 12/15/2014	30,000	33,150
Textron, Inc.
7.250%, 10/01/2019	380,000	446,500
U.S. Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	75,000	72,750
United Rentals North America, Inc.
10.875%, 06/15/2016	15,000	16,781
Waste Management, Inc.
6.375%, 03/11/2015	375,000	428,932
		6,564,248
Information Technology - 0.26%
Audatex North America, Inc.
6.750%, 06/15/2018 (S)	50,000	50,250
Avnet, Inc.
6.625%, 09/15/2016	500,000	565,892
eAccess, Ltd.
8.250%, 04/01/2018 (S)	25,000	24,938
EH Holding Corp.
6.500%, 06/15/2019 (S)	45,000	45,788
Equinix, Inc.
8.125%, 03/01/2018	$45,000	$48,994
Freescale Semiconductor, Inc.
8.875%, 12/15/2014	60,000	62,550
Jabil Circuit, Inc.
5.625%, 12/15/2020	35,000	34,300
Mantech International Corp.
7.250%, 04/15/2018	55,000	57,475
Seagate HDD Cayman
6.875%, 05/01/2020 (S)	85,000	84,363
Seagate Technology HDD Holdings
6.800%, 10/01/2016	10,000	10,525
		985,075
Materials - 1.77%
Agrium, Inc.
7.125%, 05/23/2036	750,000	861,561
Alcoa, Inc.
5.720%, 02/23/2019	400,000	415,820
6.150%, 08/15/2020	280,000	296,441
ArcelorMittal
5.375%, 06/01/2013	425,000	452,422
6.125%, 06/01/2018	350,000	374,687
Ashland, Inc.
9.125%, 06/01/2017	25,000	28,125
Ball Corp.
5.750%, 05/15/2021	82,000	82,205
6.750%, 09/15/2020	80,000	84,900
Celanese US Holdings LLC
6.625%, 10/15/2018	30,000	31,650
CF Industries, Inc.
6.875%, 05/01/2018	45,000	51,019
7.125%, 05/01/2020	45,000	52,369
Clearwater Paper Corp.
7.125%, 11/01/2018	40,000	41,000
Corp Nacional del Cobre de Chile
6.375%, 11/30/2012 (S)	335,000	356,400
Cytec Industries, Inc.
6.000%, 10/01/2015	1,250,000	1,383,480
Fibria Overseas Finance, Ltd.
7.500%, 05/04/2020 (S)	125,000	136,100
Georgia-Pacific LLC
5.400%, 11/01/2020 (S)	45,000	45,831
7.125%, 01/15/2017 (S)	40,000	42,149
Lyondell Chemical Company
8.000%, 11/01/2017 (S)	100,000	111,250
Nalco Company
6.625%, 01/15/2019 (S)	65,000	66,625
Neenah Paper, Inc.
7.375%, 11/15/2014	21,000	21,446
NewPage Corp.
11.375%, 12/31/2014	10,000	9,325
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	75,000	81,563
Rio Tinto Finance USA, Ltd.
1.875%, 11/02/2015	525,000	517,184
Rock-Tenn Company
9.250%, 03/15/2016	35,000	37,800
Solutia, Inc.
8.750%, 11/01/2017	5,000	5,425
The Dow Chemical Company
5.900%, 02/15/2015	800,000	898,329
Vale Canada, Ltd.
5.700%, 10/15/2015	217,000	238,694
		6,723,800

The accompanying notes are an integral part of the financial statements.

51

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services - 4.15%
Ameritech Capital Funding Corp.
6.450%, 01/15/2018	$952,000	$1,085,077
AT&T Mobility LLC
7.125%, 12/15/2031	433,000	526,649
AT&T Wireless Services, Inc.
8.125%, 05/01/2012	364,000	385,927
AT&T, Inc.
5.350%, 09/01/2040	865,000	819,904
5.500%, 02/01/2018	225,000	250,823
6.300%, 01/15/2038	1,000,000	1,058,978
British Telecommunications PLC
5.150%, 01/15/2013	780,000	826,845
COX Communications, Inc.
5.875%, 12/01/2016 (S)	850,000	959,794
7.125%, 10/01/2012	532,000	570,519
Cricket Communications, Inc.
7.750%, 05/15/2016	50,000	53,000
Frontier Communications Corp.
7.125%, 03/15/2019	140,000	143,500
8.250%, 04/15/2017	115,000	125,063
8.500%, 04/15/2020	5,000	5,450
GTE Corp.
8.750%, 11/01/2021	865,000	1,151,547
Intelsat Jackson Holdings SA
8.500%, 11/01/2019	25,000	26,500
Qwest Communications International, Inc.
8.000%, 10/01/2015	40,000	43,500
Qwest Corp.
7.500%, 10/01/2014	55,000	61,669
8.375%, 05/01/2016	390,000	460,200
Rogers Communications, Inc.
6.250%, 06/15/2013	400,000	438,609
SBA Telecommunications, Inc.
8.000%, 08/15/2016	5,000	5,319
8.250%, 08/15/2019	40,000	42,800
Sitel LLC / Sitel Finance Corp.
11.500%, 04/01/2018	35,000	32,025
Sorenson Communications, Inc.
10.500%, 02/01/2015 (S)	5,000	3,363
Sprint Capital Corp.
6.900%, 05/01/2019	45,000	46,350
Sprint Nextel Corp.
6.000%, 12/01/2016	28,000	27,965
Telecom Italia Capital SA
5.250%, 11/15/2013	650,000	682,201
6.000%, 09/30/2034	347,000	294,487
Telefonica Emisiones SAU
3.992%, 02/16/2016	810,000	818,957
7.045%, 06/20/2036	575,000	608,336
Verizon Communications, Inc.
5.550%, 02/15/2016	1,120,000	1,261,135
6.400%, 02/15/2038	675,000	731,553
6.900%, 04/15/2038	600,000	688,291
Verizon Wireless Capital LLC
5.550%, 02/01/2014	1,295,000	1,427,008
Windstream Corp.
7.875%, 11/01/2017	65,000	68,981
8.125%, 09/01/2018	60,000	63,600
		15,795,925
Utilities - 3.80%
Atmos Energy Corp.
6.350%, 06/15/2017	195,000	225,389
Carolina Power & Light Company
6.500%, 07/15/2012	1,254,000	1,327,548
CenterPoint Energy Resources Corp.
5.950%, 01/15/2014	$700,000	$770,458
6.125%, 11/01/2017	400,000	458,360
CenterPoint Energy, Inc.
6.500%, 05/01/2018	165,000	188,688
Commonwealth Edison Company
5.950%, 08/15/2016	400,000	456,952
6.150%, 03/15/2012	273,000	283,432
Dominion Resources, Inc.
6.400%, 06/15/2018	870,000	1,008,758
7.000%, 06/15/2038	425,000	507,973
Duke Energy Corp.
5.650%, 06/15/2013	1,300,000	1,409,509
Edison International
3.750%, 09/15/2017	495,000	496,937
Ferrellgas LP/Ferrellgas Finance Corp.
6.500%, 05/01/2021 (S)	55,000	51,975
Georgia Power Company
5.250%, 12/15/2015	250,000	282,909
Intergen NV
9.000%, 06/30/2017 (S)	85,000	89,888
Ipalco Enterprises, Inc.
7.250%, 04/01/2016 (S)	15,000	16,620
Nevada Power Company
6.500%, 08/01/2018	450,000	525,996
NiSource Finance Corp.
6.400%, 03/15/2018	385,000	435,927
Northern States Power Company
6.500%, 03/01/2028	433,000	512,909
NRG Energy, Inc.
7.375%, 01/15/2017	65,000	68,088
Ohio Edison Company
6.875%, 07/15/2036	450,000	493,284
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	395,000	491,358
Progress Energy, Inc.
4.400%, 01/15/2021	400,000	404,124
Puget Sound Energy, Inc.
5.757%, 10/01/2039	440,000	460,030
7.000%, 03/09/2029	346,000	392,791
Sempra Energy
6.000%, 10/15/2039	500,000	526,776
Sierra Pacific Power Company, Series M
6.000%, 05/15/2016	425,000	485,775
Southern California Edison Company
6.000%, 01/15/2034	649,000	716,593
The AES Corp.
8.000%, 06/01/2020	100,000	106,500
Wisconsin Energy Corp.
6.200%, 04/01/2033	217,000	231,272
Wisconsin Power and Light Company
5.000%, 07/15/2019	950,000	1,037,335
		14,464,154
TOTAL CORPORATE BONDS (Cost $189,079,875)		$203,771,855

CAPITAL PREFERRED SECURITIES - 0.55%
Financials - 0.55%
ACE Capital Trust II 9.700%, 04/01/2030	752,000	970,539
AGFC Capital Trust I, (6.000% to
01/15/2017, then 3 month LIBOR
+1.750%) 01/15/2067 (S)	860,000	580,500
Capital One Capital IV (6.745% to
02/17/2032, then 1 month
LIBOR + 1.170%) 02/17/2037	400,000	405,500

The accompanying notes are an integral part of the financial statements.

52

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
NB Capital Trust IV 8.250%, 04/15/2027	$135,000	$137,869
		2,094,408
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $2,360,582)		$2,094,408

CONVERTIBLE BONDS - 0.03%
Consumer Discretionary - 0.01%
Ford Motor Company 4.250%, 11/15/2016	$25,000	$42,844
Health Care - 0.01%
Amylin Pharmaceuticals, Inc.
3.000%, 06/15/2014	25,000	22,625
Telecommunication Services - 0.01%
Leap Wireless International, Inc.
4.500%, 07/15/2014	50,000	47,313
TOTAL CONVERTIBLE BONDS (Cost $91,402)		$112,782

MUNICIPAL BONDS - 4.88%
California - 1.48%
Bay Area Toll Authority
6.263%, 04/01/2049	1,050,000	1,137,360
Irvine Ranch Water District Joint Powers
Agency 2.605%, 03/15/2014	900,000	932,706
Los Angeles Unified School District
5.750%, 07/01/2034	1,000,000	1,004,450
State of California
7.300%, 10/01/2039	925,000	1,034,317
7.550%, 04/01/2039	750,000	862,275
University of California
5.770%, 05/15/2043	660,000	653,301
		5,624,409
Florida - 0.24%
Miami Beach Florida Redevelopment
Agency 8.950%, 12/01/2022	865,000	895,820
Illinois - 1.21%
City of Chicago Illinois
6.845%, 01/01/2038	990,000	1,027,076
Illinois State Toll Highway Authority
6.184%, 01/01/2034	945,000	979,389
State of Illinois
5.665%, 03/01/2018	1,405,000	1,452,587
5.877%, 03/01/2019	1,125,000	1,158,806
		4,617,858
Louisiana - 0.39%
Louisiana Local Government
Environmental Facilities &
Communities Development Authority
2.470%, 02/01/2019	1,475,000	1,473,850
Maryland - 0.15%
Maryland State Transportation Authority
5.381%, 07/01/2011	260,000	260,034
5.888%, 07/01/2043	290,000	307,145
		567,179
Massachusetts - 0.25%
Massachusetts School Building Authority
5.715%, 08/15/2039	900,000	955,593
Missouri - 0.27%
University of Missouri
5.960%, 11/01/2039	940,000	1,045,233
New Jersey - 0.31%
Jersey City Municipal Utilities Authority
4.550%, 05/15/2012	$130,000	$131,561
New Jersey State Turnpike Authority
7.414%, 01/01/2040	865,000	1,051,555
		1,183,116
New York - 0.23%
Port Authority of New York & New
Jersey 6.040%, 12/01/2029	400,000	436,004
Sales Tax Asset Receivable Corp.,
Series B 4.250%, 10/15/2011	435,000	439,772
		875,776
Texas - 0.35%
North Texas Tollway Authority
6.718%, 01/01/2049	1,230,000	1,345,190
TOTAL MUNICIPAL BONDS (Cost $17,718,825)		$18,584,024

COLLATERALIZED MORTGAGE
OBLIGATIONS - 10.95%
Commercial & Residential - 10.94%
American Tower Trust, Series 2007-1A,
Class AFX 5.420%, 04/15/2037 (S)	800,000	860,710
Banc of America
Commercial Mortgage, Inc.
Series 2006-2, Class A4,
5.924%, 05/10/2045 (P)	1,560,000	1,725,294
Series 2002-PB2, Class A4,
6.186%, 06/11/2035	2,114,768	2,142,684
Bear Stearns Commercial
Mortgage Securities
Series 2003-T12, Class A4,
4.680%, 08/13/2039 (P)	2,594,203	2,736,932
Series 2005-PWR9, Class A4A,
4.871%, 09/11/2042 (P)	1,405,000	1,506,983
Series 2006-PW 14, Class A4,
5.201%, 12/11/2038	1,850,000	1,989,895
Series 2005-T20, Class A4A,
5.296%, 10/12/2042 (P)	895,000	979,655
Series 2006-T24, Class A4,
5.537%, 10/12/2041	1,400,000	1,530,821
Series 2007-T28, Class A4,
5.742%, 09/11/2042 (P)	390,000	434,023
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4,
Class A4 5.322%, 12/11/2049	1,425,000	1,510,969
Commercial Mortgage Asset Trust,
Series 1999-C1, Class A3
6.640%, 01/17/2032	64,959	64,975
Commercial Mortgage Pass Through
Certificates, Series 2010-C1, Class A3
4.205%, 07/10/2046 (S)	715,000	700,115
Credit Suisse Mortgage Capital
Certificates, Series 2006-C4, Class A3
5.467%, 09/15/2039	2,000,000	2,155,466
CW Capital Cobalt, Ltd., Series 2006-C1,
Class A4 5.223%, 08/15/2048	1,445,000	1,529,924
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	570,725	626,702
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%, 04/10/2038 (P)	2,500,000	2,715,175

The accompanying notes are an integral part of the financial statements.

53

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2006-CB14, Class A4,
5.481%, 12/12/2044 (P)	$1,500,000	$1,624,095
Series 2007-CB20, Class A4,
5.794%, 02/12/2051 (P)	1,400,000	1,518,743
Series 2008-C2, Series A4,
6.068%, 02/12/2051	1,150,000	1,224,533
LB-UBS Commercial Mortgage Trust,
Series 2005-C5, Class A4
4.954%, 09/15/2030	1,500,000	1,619,910
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A4,
5.047%, 07/12/2038 (P)	1,195,000	1,286,238
Series 2005-CIP1, Class AM,
5.107%, 07/12/2038 (P)	1,450,000	1,502,404
Series 2006-C1, Class A4,
5.863%, 05/12/2039 (P)	2,000,000	2,209,647
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2,
5.980%, 01/15/2039	240,259	246,875
Series 2001, Class A4,
6.390%, 07/15/2033	95,545	95,491
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.646%, 07/15/2045 (S)	1,611,000	1,670,132
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493%, 02/11/2036	2,594,203	2,702,699
Wachovia Bank Commercial
Mortgage Trust, Series 2005-C20,
Class A7 5.118%, 07/15/2042 (P)	1,240,000	1,345,714
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Series A4
4.869%, 02/15/2044 (P)(S)	1,310,000	1,341,359
		41,598,163
U.S. Government Agency - 0.01%
Government National Mortgage
AssociationSeries 2006-38, Class XS
IO 7.065%, 09/16/2035	300,510	52,182
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $39,381,119)		$41,650,345

ASSET BACKED SECURITIES - 2.36%
Avis Budget Car Funding AESOP LLC,
Series 2009-2A, Class A
5.680%, 02/20/2014 (S)	1,260,000	1,330,147
Bank of America Auto Trust,
Series 2010-2, Class A4
1.940%, 06/15/2017	800,000	814,883
Chase Issuance Trust, Series 2008-A4,
Class A4 4.650%, 03/15/2015	845,000	901,630
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2
5.261%, 04/25/2037 (S)	900,000	911,250
Ford Credit Auto Owner Trust,
Series 2009-E, Class A3
1.510%, 01/15/2014	564,575	567,945
Hertz Vehicle Financing LLC
Series 2010-1A, Class A2,
3.740%, 02/25/2017 (S)	1,095,000	1,129,617
Series 2009-2A, Class A1,
4.260%, 03/25/2014 (S)	285,000	297,795
LCM LP, Series 8A, Class A
1.881%, 01/14/2021 (P)(S)	$1,100,000	$1,093,630
Massachusetts RRB Special
Purpose Trust, Series 2001-1, Class A
6.530%, 06/01/2015	195,580	207,550
Santander Drive Auto Receivables Trust
Series 2010-2, Class A3,
1.240%, 02/17/2014	785,000	787,414
Series 2011-1, Class B,
2.350%, 11/16/2015	945,000	948,185
TOTAL ASSET BACKED SECURITIES (Cost $8,829,505)		$8,990,046

SHORT-TERM INVESTMENTS - 10.04%
Repurchase Agreement - 10.04%
Deutsche Tri-Party Repurchase
Agreement dated 6/30/2011 at 0.050%
to be repurchased at $38,200,053 on
07/01/2011, collateralized by
$38,841,186 Government National
Mortgage Association, 4.000% due
01/20/2041 (valued at $38,964,000,
including interest)	38,200,000	38,200,000
TOTAL SHORT-TERM INVESTMENTS (Cost $38,200,000)		$38,200,000
Total Investments (Investment Quality Bond Trust)
(Cost $409,393,988) - 112.58%		$428,272,932
Other assets and liabilities, net - (12.58%)		(47,857,746)
TOTAL NET ASSETS - 100.00%		$380,415,186

Money Market Trust
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER * - 50.22%
Bank of America Corp. 0.120%, 07/05/2011	$75,000,000	$74,999,000
Bank of America Corp. 0.110%, 07/01/2011	25,000,000	25,000,000
Bank of Montreal 0.130%, 07/01/2011	50,000,000	50,000,000
Bank of Montreal 0.130%, 07/05/2011	50,000,000	49,999,278
Bank of Nova Scotia 0.090%, 07/05/2011	17,900,000	17,899,821
Bank of Nova Scotia 0.080%, 07/01/2011	40,000,000	40,000,000
BNP Paribas Finance, Inc. 0.120%, 07/06/2011	125,000,000	124,997,917
BNP Paribas Finance, Inc. 0.110%, 07/08/2011	40,000,000	39,999,144
Cargill Global Funding 0.090%, 07/14/2011	18,300,000	18,299,405
Colgate-Palmolive Company
0.060%, 07/06/2011	29,700,000	29,699,753
Ei du Pont de Nemours & Company
0.140%, 07/13/2011	24,720,000	24,718,846
General Electric Capital Corp.
0.080%, 07/01/2011	100,000,000	100,000,000
General Electric Capital Corp.
0.030%, 07/07/2011	30,525,000	30,524,847
International Bank for Reconstruction &
Development 0.070%, 08/01/2011	30,000,000	29,998,192
International Business Machines Corp.
0.070%, 07/12/2011	11,000,000	10,999,765
International Business Machines Corp.
0.060%, 07/25/2011	65,000,000	64,997,400
John Deere, Ltd. 0.070%, 07/06/2011	28,000,000	27,999,728
JPMorgan Chase & Company
0.050%, 07/08/2011	35,000,000	34,999,660
JPMorgan Chase & Company
0.050%, 07/12/2011	5,640,000	5,639,914

The accompanying notes are an integral part of the financial statements.

54

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER * (continued)
JPMorgan Chase & Company
0.030%, 07/13/2011	$24,895,000	$24,894,751
Nestle Capital Corp. 0.050%, 07/12/2011	93,000,000	92,998,579
Procter & Gamble International Funding
0.080%, 07/05/2011	20,000,000	19,999,822
Procter & Gamble International Funding
0.070%, 07/05/2011	117,750,000	117,749,084
Scotiabanc, Inc. 0.120%, 07/05/2011	33,800,000	33,799,549
Scotiabanc, Inc. 0.110%, 07/11/2011	57,000,000	56,998,258
Scotiabanc, Inc. 0.100%, 07/05/2011	10,000,000	9,999,889
Societe Generale North America, Inc.
0.130%, 07/07/2011	65,000,000	64,998,592
Target Corp. 0.080%, 07/05/2011	152,800,000	152,798,642
Target Corp. 0.070%, 07/11/2011	20,000,000	19,999,611
Unilever Capital Corp. 0.060%, 07/07/2011	35,000,000	34,999,650
Unilever Capital Corp. 0.050%, 07/06/2011	73,000,000	72,999,493
United Technologies Corp.
0.080%, 07/05/2011	42,750,000	42,749,620
United Technologies Corp.
0.070%, 07/05/2011	100,000,000	99,999,222
Wal-Mart Stores, Inc. 0.070%, 07/18/2011	20,000,000	19,999,339
Wal-Mart Stores, Inc. 0.060%, 07/06/2011	100,000,000	99,999,167
Wal-Mart Stores, Inc. 0.060%, 07/11/2011	48,000,000	47,999,200
TOTAL COMMERCIAL PAPER (Cost $1,813,755,138)		$1,813,755,138

CORPORATE INTEREST-BEARING OBLIGATIONS
* - 19.33%
Bank of America Corp.
1.073%, 12/02/2011 (J)(P)	35,925,000	36,071,632
Bank of Montreal 0.620%, 07/21/2011	42,000,000	42,000,000
Citigroup Funding, Inc.
0.636%, 04/30/2012 (J)(P)	75,000,000	75,000,000
Citigroup Funding, Inc.
0.603%, 04/30/2012 (J)(P)	55,420,000	55,420,000
General Electric Capital Corp.
1.182%, 12/09/2011 (J)(P)	223,315,000	224,297,988
JPMorgan Chase & Company
0.945%, 12/02/2011 (J)(P)	75,000,000	75,256,953
Morgan Stanley 1.104%, 12/01/2011 (J)(P)	64,975,000	65,231,782
Royal Bank of Canada 0.257%, 02/27/2012 (P)	75,000,000	75,000,000
Toronto-Dominion Bank 0.350%, 10/28/2011	50,000,000	50,000,000
TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $698,278,355)		$698,278,355

U.S. GOVERNMENT & AGENCY
OBLIGATIONS * - 30.80%
U.S. Government - 18.67%
U.S. Treasury Bill
0.305%, 01/12/2012	30,000,000	29,950,438
0.290%, 04/05/2012	100,000,000	99,775,250
0.240%, 11/17/2011	45,000,000	44,958,300
0.210%, 04/05/2012	50,000,000	49,918,625
0.205%, 03/03/2012	65,000,000	64,886,367
0.190%, 10/20/2011	25,000,000	24,985,354
0.185%, 05/31/2012	30,000,000	29,948,354
0.180%, 07/21/2011	75,000,000	74,992,500
0.162%, 08/18/2011 to 05/03/2012	105,000,000	104,912,950
0.162%, 06/28/2012	75,000,000	74,876,772
0.160%, 12/15/2011	25,000,000	24,981,444
0.120%, 08/18/2011	50,000,000	49,992,000
U.S. Government Agency - 12.13%
Federal Home Loan Bank
0.170%, 01/19/2012 (P)	110,000,000	110,000,000
Federal Home Loan Bank Discount Notes
0.015%, 07/20/2011	53,712,000	53,711,575
Federal Home Loan Bank Discount
Notes (continued)
0.010%, 07/22/2011 to 08/19/2011	$175,475,000	$175,473,595
0.001%, 07/11/2011 to 08/08/2011	99,010,000	99,009,955
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,112,373,479)		$1,112,373,479
Total Investments (Money Market Trust)
(Cost $3,624,406,972) - 100.35%		$3,624,406,972
Other assets and liabilities, net - (0.35%)		(12,648,864)
TOTAL NET ASSETS - 100.00%		$3,611,758,108

Money Market Trust B
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER * - 56.80%
Bank of America Corp. 0.110%, 07/01/2011	$25,000,000	$25,000,000
Bank of Montreal 0.130%, 07/01/2011	17,000,000	17,000,000
Bank of Nova Scotia 0.080%, 07/01/2011	25,000,000	25,000,000
BNP Paribas Finance, Inc. 0.110%, 07/05/2011	25,000,000	24,999,694
Cargill Global Funding 0.100%, 07/06/2011	25,000,000	24,999,653
Ei du Pont de Nemours & Company
0.140%, 07/13/2011	25,000,000	24,998,833
International Business Machines Corp.
0.060%, 07/25/2011	25,000,000	24,999,000
JPMorgan Chase & Company
0.050%, 07/01/2011	25,000,000	25,000,000
Jupiter Securitization Company LLC
0.070%, 07/07/2011	17,000,000	16,999,802
National Australia Funding, Inc.
0.110%, 07/12/2011	15,000,000	14,999,496
Nestle Capital Corp. 0.040%, 07/11/2011	25,000,000	24,999,722
Procter & Gamble International Funding SCA
0.070%, 07/05/2011	25,000,000	24,999,806
Societe Generale North America, Inc.
0.140%, 07/01/2011	25,000,000	25,000,000
Starbird Funding Corp. 0.040%, 07/01/2011	4,240,000	4,240,000
Wal-Mart Stores, Inc. 0.050%, 07/11/2011	25,000,000	24,999,653
TOTAL COMMERCIAL PAPER (Cost $328,235,659)		$328,235,659

CORPORATE INTEREST-BEARING OBLIGATIONS
* - 20.87%
Bank of America Corp.
1.073%, 12/02/2011 (J)(P)	6,075,000	6,099,796
Bank of Montreal 0.620%, 07/21/2011	8,000,000	8,000,000
Citigroup Funding, Inc.
0.636%, 04/30/2012 (J)(P)	15,000,000	15,000,000
General Electric Capital Corp.
1.182%, 12/09/2011 (J)(P)	50,015,000	50,233,365
JPMorgan Chase & Company
0.945%, 12/02/2011 (J)(P)	10,000,000	10,034,260
Morgan Stanley 1.104%, 12/01/2011 (J)(P)	14,220,000	14,275,728
Royal Bank of Canada 0.257%, 02/27/2012 (P)	10,000,000	10,000,000
Toronto-Dominion Bank 0.350%, 10/28/2011	7,000,000	7,000,000
TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $120,643,149)		$120,643,149

The accompanying notes are an integral part of the financial statements.

55

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Money Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS * - 22.99%
U.S. Government - 19.53%
U.S. Treasury Bill
0.305%, 01/12/2012	$15,000,000	$14,975,219
0.290%, 04/05/2012	15,000,000	14,966,288
0.210%, 04/05/2012	10,000,000	9,983,725
0.205%, 05/03/2012	8,000,000	7,986,014
0.190%, 10/20/2011	3,000,000	2,998,243
0.185%, 05/31/2012	10,000,000	9,982,785
0.180%, 07/21/2011	15,000,000	14,998,500
0.162%, 08/18/2011 to 05/03/2012	15,000,000	14,990,904
0.162%, 06/28/2012	15,000,000	14,975,354
0.120%, 08/18/2011	7,000,000	6,998,880
U.S. Government Agency - 3.46%
Federal Home Loan Bank
0.170%, 01/19/2012 (P)	20,000,000	20,000,000
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $132,855,912)		$132,855,912
Total Investments (Money Market Trust B)
(Cost $581,734,720) - 100.66%		$581,734,720
Other assets and liabilities, net - (0.66%)		(3,828,760)
TOTAL NET ASSETS - 100.00%		$577,905,960

New Income Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 52.31%
U.S. Government Agency - 38.21%
Federal Home Loan Bank
4.500%, 11/15/2012	$825,000	$870,349
5.250%, 06/18/2014	510,000	574,646
Federal Home Loan Mortgage Corp.
2.498%, 01/01/2036 (P)	161,330	169,113
2.507%, 02/01/2035 (P)	93,684	97,977
2.674%, 07/01/2035 (P)	30,346	31,712
2.694%, 07/01/2035 (P)	53,829	56,253
2.951%, 09/01/2032 (P)	3,622	3,792
3.524%, 10/01/2036 (P)	265,676	277,881
4.000%, 09/01/2040 to 02/15/2041	33,487,758	33,491,303
4.500%, 11/01/2018 to 12/01/2040	73,961,804	76,597,937
4.596%, 06/01/2038 (P)	108,373	113,625
4.616%, 06/01/2037 (P)	346,228	364,341
4.693%, 07/01/2038 (P)	167,925	176,496
4.996%, 11/01/2035 (P)	75,694	80,102
5.000%, 10/01/2018 to 08/01/2040	39,309,606	41,729,927
5.073%, 03/01/2036 (P)	193,939	205,130
5.083%, 09/01/2035 (P)	70,737	74,346
5.125%, 07/15/2012	2,180,000	2,290,716
5.148%, 02/01/2037 (P)	139,311	148,396
5.350%, 04/01/2037 (P)	236,254	250,936
5.375%, 02/01/2038 (P)	233,254	245,955
5.387%, 05/01/2037 (P)	74,993	79,961
5.391%, 01/01/2036 (P)	5,499	5,829
5.407%, 02/01/2037 (P)	336,744	358,451
5.500%, 03/01/2018 to 10/01/2038	3,629,550	3,921,810
5.778%, 02/01/2037 (P)	53,806	57,114
5.934%, 12/01/2036 (P)	226,894	244,897
5.976%, 10/01/2036 (P)	266,067	287,573
6.000%, 11/01/2011 to 08/01/2038	2,055,222	2,259,060
6.012%, 11/01/2036 (P)	$162,996	$175,988
6.035%, 01/01/2037 (P)	68,002	71,599
6.092%, 10/01/2036 (P)	215,034	232,976
6.234%, 08/01/2036 (P)	208,665	224,646
6.500%, 05/01/2017 to 03/01/2037	865,661	974,500
7.000%, 02/01/2024 to 06/01/2032	15,557	17,713
7.500%, 05/01/2024 to 06/01/2024	2,378	2,685
10.500%, 05/01/2019	112	132
Federal National Mortgage Association
1.860%, 10/01/2033 (P)	54,963	56,524
2.561%, 11/01/2035 (P)	88,195	91,922
2.598%, 07/01/2035 (P)	44,794	46,607
2.788%, 07/01/2027 (P)	830	854
3.305%, 07/01/2036 (P)	326,127	340,436
3.500%, 11/01/2025	13,529,826	13,797,053
3.875%, 07/12/2013	2,155,000	2,302,398
4.000%, 06/01/2025 to 12/01/2040	81,372,912	82,913,534
4.375%, 09/15/2012 to 10/15/2015	1,185,000	1,291,250
4.500%, 05/01/2019 to 04/01/2041	263,515,360	273,773,194
4.625%, 10/15/2014	660,000	734,195
4.725%, 09/01/2035 (P)	272,988	290,719
4.808%, 05/01/2038 (P)	103,083	108,389
4.838%, 05/01/2038 (P)	258,575	272,684
4.840%, 04/01/2038 (P)	113,459	119,560
4.875%, 12/15/2016	350,000	396,914
4.882%, 05/01/2038 (P)	284,546	300,099
4.911%, 08/01/2038 (P)	133,804	140,740
5.000%, 03/01/2018 to 10/01/2040	153,109,067	163,247,751
5.248%, 12/01/2035 (P)	14,288	15,123
5.298%, 12/01/2035 (P)	67,005	70,965
5.407%, 06/01/2037 (P)	95,086	101,385
5.420%, 09/01/2037 (P)	62,322	66,451
5.433%, 12/01/2035 (P)	15,790	16,722
5.459%, 12/01/2035 (P)	24,546	25,923
5.470%, 01/01/2019 (P)	631	669
5.500%, 07/01/2013 to 05/01/2040	179,831,744	195,067,372
5.510%, 01/01/2037 (P)	101,387	107,457
5.746%, 08/01/2037 (P)	92,376	98,496
5.886%, 08/01/2036 (P)	188,190	197,060
5.891%, 12/01/2036 (P)	136,211	143,909
5.992%, 09/01/2036 (P)	124,295	134,656
6.000%, 09/01/2017 to 04/01/2040	97,557,684	107,384,204
6.500%, 06/01/2013 to 01/01/2039	17,761,775	20,089,601
7.000%, 12/01/2029 to 04/01/2037	58,809	66,670
Government National
Mortgage Association
4.500%, 01/15/2019 to 11/20/2040	32,699,822	34,479,020
5.000%, 01/15/2019 to 06/15/2040	13,923,758	15,133,372
5.500%, 02/15/2029 to 12/20/2039	20,725,089	22,906,166
6.000%, 11/15/2012 to 07/20/2039	16,881,546	18,724,830
6.500%, 12/15/2014 to 09/15/2038	4,558,809	5,169,486
7.000%, 04/15/2017 to 10/20/2036	1,522,554	1,745,240
9.250%, 10/15/2016 to 12/15/2019	3,445	3,930
9.750%, 07/15/2017 to 02/15/2021	3,201	3,722
10.250%, 11/15/2020	1,723	2,090
11.750%, 08/15/2013	607	664
12.000%, 12/15/2012	54	58
12.250%, 03/15/2014 to 06/20/2015	602	692
12.750%, 12/20/2013 to 11/20/2014	717	823
		1,128,747,446

The accompanying notes are an integral part of the financial statements.

56

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government - 14.10%
U.S. Treasury Bonds
2.625%, 04/30/2016		$64,035,000	$66,871,558
4.625%, 02/15/2040		52,825,000	55,094,837
6.750%, 08/15/2026		15,665,000	20,900,541
U.S. Treasury Notes
1.125%, 01/15/2012		54,000,000	54,291,114
1.250%, 03/15/2014 (L)		45,335,000	45,979,664
1.750%, 08/15/2012 (F)		131,795,000	133,998,481
2.250%, 05/31/2014		25,575,000	26,651,938
2.625%, 08/15/2020 (L)		13,060,000	12,629,425
U.S. Treasury Strips, PO 05/15/2021		220,000	155,890
			416,573,448
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,523,970,305)			$1,545,320,894

FOREIGN GOVERNMENT
OBLIGATIONS - 3.66%
Bermuda - 0.04%
Government of Bermuda
5.603%, 07/20/2020 (S)		1,000,000	1,100,650
Brazil - 0.83%
Federative Republic of Brazil
4.875%, 01/22/2021		1,000,000	1,069,500
5.625%, 01/07/2041		3,450,000	3,544,875
6.000%, 05/15/2015 to 05/15/2017	BRL	12,866,000	16,626,172
10.000%, 01/01/2017 to 01/01/2021		5,833,000	3,329,836
			24,570,383
Canada - 0.94%
Government of Canada
3.500%, 06/01/2020	CAD	18,865,000	20,292,320
Province of Ontario
5.450%, 04/27/2016		$6,600,000	7,559,099
			27,851,419
Chile - 0.06%
Republic of Chile
3.875%, 08/05/2020		1,820,000	1,830,920
Germany - 0.45%
Federal Republic of Germany
2.500%, 01/04/2021	EUR	9,435,000	13,162,650
Lithuania - 0.08%
Republic of Lithuania
6.750%, 01/15/2015 (S)		$2,055,000	2,270,775
Mexico - 0.89%
Government of Mexico
5.625%, 01/15/2017		4,100,000	4,659,650
8.500%, 12/13/2018 to 11/18/2038	MXN	233,735,000	21,614,633
			26,274,283
Netherlands - 0.01%
MDC-GMTN B.V.
5.750%, 05/06/2014 (S)		$350,000	381,661
Poland - 0.08%
Republic of Poland
3.875%, 07/16/2015		2,190,000	2,264,460
South Africa - 0.19%
Republic of South Africa
5.500%, 03/09/2020		3,715,000	4,058,638
6.500%, 06/02/2014		1,360,000	1,525,240
			5,583,878
Sweden - 0.09%
Svensk Exportkredit AB
5.125%, 03/01/2017		$2,420,000	$2,738,133
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $100,872,520)			$108,029,212

CORPORATE BONDS - 27.82%
Consumer Discretionary - 2.35%
ACE Hardware Corp.
9.125%, 06/01/2016 (S)		1,175,000	1,248,438
Advance Auto Parts, Inc.
5.750%, 05/01/2020		1,485,000	1,570,365
Banque PSA Finance
4.375%, 04/04/2016 (S)		4,000,000	4,079,972
British Sky Broadcasting Group PLC
6.100%, 02/15/2018 (S)		3,390,000	3,789,857
9.500%, 11/15/2018 (S)		590,000	783,172
Comcast Corp.
5.700%, 05/15/2018		2,115,000	2,358,614
COX Communications, Inc.
6.250%, 06/01/2018 (S)		1,600,000	1,831,608
8.375%, 03/01/2039 (S)		2,615,000	3,419,350
DIRECTV Holdings LLC/DIRECTV
Financing Company, Inc.
3.550%, 03/15/2015		2,015,000	2,104,486
5.875%, 10/01/2019		1,815,000	2,011,766
Discovery Communications LLC
5.625%, 08/15/2019		1,325,000	1,463,423
Grupo Televisa SA
6.625%, 01/15/2040		1,865,000	1,962,911
Historic TW, Inc.
6.875%, 06/15/2018		4,270,000	4,994,316
Home Depot, Inc.
5.400%, 03/01/2016		5,040,000	5,629,191
Hyatt Hotels Corp.
5.750%, 08/15/2015 (S)		4,020,000	4,224,972
Lowe’s Companies, Inc.
2.125%, 04/15/2016		2,170,000	2,159,896
MDC Holdings, Inc.
5.375%, 12/15/2014		55,000	58,233
5.625%, 02/01/2020		1,560,000	1,519,440
NBCUniversal Media LLC
5.150%, 04/30/2020 (S)		5,465,000	5,766,826
News America, Inc.
6.150%, 03/01/2037		3,620,000	3,666,988
6.400%, 12/15/2035		1,795,000	1,877,150
7.850%, 03/01/2039		190,000	227,489
Nielsen Finance LLC/Nielsen Finance
Company
11.500%, 05/01/2016		146,000	170,820
Nordstrom, Inc.
6.750%, 06/01/2014		100,000	114,406
O’Reilly Automotive, Inc.
4.875%, 01/14/2021		2,945,000	2,957,307
Omnicom Group, Inc.
4.450%, 08/15/2020		575,000	570,008
6.250%, 07/15/2019		4,190,000	4,635,586
QVC, Inc.
7.500%, 10/01/2019 (S)		400,000	424,000
Speedway Motorsports, Inc.
8.750%, 06/01/2016		200,000	215,750
TCM Sub LLC
3.550%, 01/15/2015 (S)		2,865,000	2,992,699

The accompanying notes are an integral part of the financial statements.

57

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Unitymedia Hessen GmbH & Company
KG/Unitymedia NRW GmbH
8.125%, 12/01/2017 (S)	$500,000	$531,250
		69,360,289
Consumer Staples - 1.38%
Altria Group, Inc.
4.125%, 09/11/2015	4,735,000	5,015,497
4.750%, 05/05/2021	5,010,000	5,003,061
9.250%, 08/06/2019	1,280,000	1,668,145
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 01/15/2020	3,815,000	4,199,987
Bunge Ltd. Finance Corp.
4.100%, 03/15/2016	1,405,000	1,462,861
8.500%, 06/15/2019	1,365,000	1,663,206
Bunge NA Finance LP
5.900%, 04/01/2017	870,000	950,390
Coca-Cola Bottling Company
5.000%, 11/15/2012	590,000	615,851
Coca-Cola Femsa SAB de CV
4.625%, 02/15/2020	3,150,000	3,219,010
Delhaize Group SA
6.500%, 06/15/2017	2,045,000	2,356,335
Kraft Foods, Inc.
6.500%, 02/09/2040	4,475,000	4,970,714
McCormick & Company, Inc.
5.800%, 07/15/2011	120,000	120,181
Philip Morris International, Inc.
4.500%, 03/26/2020	4,000,000	4,155,688
Reynolds American, Inc.
7.250%, 06/01/2013	1,240,000	1,370,634
The Kroger Company
5.400%, 07/15/2040	1,715,000	1,648,005
Wesfarmers, Ltd.
2.983%, 05/18/2016 (S)	2,345,000	2,350,771
		40,770,336
Energy - 3.82%
Apache Corp.
5.100%, 09/01/2040	4,490,000	4,312,726
Boardwalk Pipelines LP
5.750%, 09/15/2019	415,000	448,501
BP Capital Markets PLC
3.125%, 10/01/2015	2,800,000	2,873,494
Buckeye Partners LP
4.875%, 02/01/2021	2,040,000	2,056,685
5.500%, 08/15/2019	2,465,000	2,665,925
Canadian Natural Resources, Ltd.
5.150%, 02/01/2013	275,000	292,703
6.250%, 03/15/2038	475,000	516,835
6.450%, 06/30/2033	65,000	71,769
Chesapeake Energy Corp.
9.500%, 02/15/2015	1,000,000	1,160,000
Colorado Interstate Gas Company
5.950%, 03/15/2015	125,000	138,815
Complete Production Services, Inc.
8.000%, 12/15/2016	1,450,000	1,515,250
Concho Resources, Inc.
8.625%, 10/01/2017	500,000	545,000
DCP Midstream LLC
9.700%, 12/01/2013 (S)	740,000	865,266
DCP Midstream Operating LP
3.250%, 10/01/2015	1,085,000	1,091,422
Diamond Offshore Drilling, Inc.
4.875%, 07/01/2015	220,000	239,366
5.150%, 09/01/2014	$375,000	$412,135
5.700%, 10/15/2039	1,880,000	1,856,664
5.875%, 05/01/2019	200,000	224,647
El Paso Natural Gas Company
5.950%, 04/15/2017	98,000	110,844
Enbridge Energy Partners LP
5.200%, 03/15/2020	465,000	492,735
5.500%, 09/15/2040	1,645,000	1,560,531
Ensco PLC
3.250%, 03/15/2016	4,465,000	4,531,399
Enterprise Products Operating LLC
3.200%, 02/01/2016	4,530,000	4,599,549
5.950%, 02/01/2041	1,250,000	1,241,488
7.550%, 04/15/2038	520,000	626,751
EOG Resources, Inc.
2.500%, 02/01/2016	3,755,000	3,753,674
5.875%, 09/15/2017	500,000	572,204
Gazprom OAO Via Gaz Capital SA
7.288%, 08/16/2037	140,000	152,600
8.625%, 04/28/2034	2,365,000	2,950,338
Hess Corp.
6.000%, 01/15/2040	2,325,000	2,406,308
7.875%, 10/01/2029	1,724,000	2,164,666
8.125%, 02/15/2019	290,000	366,740
Inergy LP/Inergy Finance Corp.
7.000%, 10/01/2018	1,775,000	1,792,750
Kinder Morgan Finance Company ULC
5.700%, 01/05/2016	440,000	458,150
Kinder Morgan Kansas, Inc.
6.500%, 09/01/2012	139,000	145,950
Magellan Midstream Partners LP
6.550%, 07/15/2019	355,000	412,198
Marathon Oil Corp.
5.900%, 03/15/2018	580,000	656,936
6.600%, 10/01/2037	3,330,000	3,691,741
Nabors Industries, Inc.
9.250%, 01/15/2019	3,310,000	4,193,419
National Gas Company of Trinidad &
Tobago, Ltd.
6.050%, 01/15/2036 (S)	100,000	96,000
Noble Energy, Inc.
6.000%, 03/01/2041	2,665,000	2,747,804
Noble Holding International, Ltd.
6.050%, 03/01/2041	1,430,000	1,465,975
NuStar Logistics LP
4.800%, 09/01/2020	2,290,000	2,307,248
7.650%, 04/15/2018	185,000	220,869
ONEOK Partners LP
3.250%, 02/01/2016	2,085,000	2,119,749
Pemex Project Funding Master Trust
5.750%, 03/01/2018	2,645,000	2,898,806
6.625%, 06/15/2035	2,340,000	2,466,416
Petrobras International Finance Company
5.750%, 01/20/2020	1,805,000	1,924,321
5.875%, 03/01/2018	2,680,000	2,882,166
7.875%, 03/15/2019	2,366,000	2,863,485
Petroleos Mexicanos
5.500%, 01/21/2021	985,000	1,032,773
6.500%, 06/02/2041 (S)	1,775,000	1,800,998
8.000%, 05/03/2019	200,000	246,600
Plains All American
Pipeline LP/PAA Finance Corp.
4.250%, 09/01/2012	295,000	304,979
5.750%, 01/15/2020	2,165,000	2,345,587

The accompanying notes are an integral part of the financial statements.

58

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Plains All American Pipeline LP/PAA
Finance Corp. (continued)
6.500%, 05/01/2018	$1,315,000	$1,488,723
Reliance Holdings USA, Inc.
4.500%, 10/19/2020 (S)	1,690,000	1,577,946
Rowan Companies, Inc.
5.000%, 09/01/2017	2,495,000	2,667,637
7.875%, 08/01/2019	360,000	427,569
SeaRiver Maritime, Inc.
zero coupon, 09/01/2012 (Z)	475,000	462,457
Southeast Supply Header LLC
4.850%, 08/15/2014 (S)	440,000	469,223
Southern Natural Gas Company
5.900%, 04/01/2017 (S)	98,000	111,332
Swift Energy Company
8.875%, 01/15/2020	250,000	267,500
Talisman Energy, Inc.
3.750%, 02/01/2021	4,370,000	4,127,950
Texas Gas Transmission LLC
5.500%, 04/01/2013 (S)	561,000	604,806
Valero Energy Corp.
6.125%, 06/15/2017	4,510,000	5,101,807
9.375%, 03/15/2019	150,000	191,493
Weatherford International, Ltd.
6.750%, 09/15/2040	2,095,000	2,243,691
9.625%, 03/01/2019	2,035,000	2,626,731
Williams Partners LP
4.125%, 11/15/2020	2,275,000	2,182,255
6.300%, 04/15/2040	2,365,000	2,451,788
		112,894,858
Financials - 11.29%
Aflac, Inc.
8.500%, 05/15/2019	3,565,000	4,357,674
Ameriprise Financial, Inc.
7.300%, 06/28/2019	3,000,000	3,616,518
BAA Funding, Ltd.
4.875%, 07/15/2021 (S)	4,280,000	4,166,657
Bank of America Corp.
5.650%, 05/01/2018	18,175,000	19,152,706
5.750%, 08/15/2016	205,000	216,204
6.500%, 08/01/2016	875,000	975,379
7.375%, 05/15/2014	4,400,000	4,945,046
Bank One Corp.
5.250%, 01/30/2013	180,000	190,628
Barclays Bank PLC
5.125%, 01/08/2020	3,205,000	3,250,873
5.200%, 07/10/2014	1,750,000	1,892,524
6.750%, 05/22/2019	380,000	426,331
Berkshire Hathaway Finance Corp.
2.450%, 12/15/2015	4,045,000	4,093,508
4.250%, 01/15/2021	3,280,000	3,337,357
4.600%, 05/15/2013	425,000	453,299
Boardwalk Pipelines LP
5.500%, 02/01/2017	320,000	352,497
BPCE SA
2.375%, 10/04/2013 (S)	4,320,000	4,390,191
Burlington Northern Santa Fe LLC
5.050%, 03/01/2041	2,605,000	2,427,495
5.400%, 06/01/2041	2,495,000	2,451,525
Capital One Financial Corp.
7.375%, 05/23/2014	320,000	365,281
Citigroup, Inc.
4.587%, 12/15/2015	1,380,000	1,450,580
5.375%, 08/09/2020	4,825,000	5,031,935
6.125%, 05/15/2018	$12,005,000	$13,213,555
6.500%, 08/19/2013	3,635,000	3,952,485
8.500%, 05/22/2019	950,000	1,177,038
CNA Financial Corp.
5.875%, 08/15/2020	2,665,000	2,769,143
Commonwealth Bank of Australia
3.500%, 03/19/2015 (S)	3,465,000	3,583,247
3.750%, 10/15/2014 (S)	2,050,000	2,153,084
Crown Castle Towers LLC
6.113%, 01/15/2020 (S)	3,988,000	4,348,747
Discover Bank
8.700%, 11/18/2019	1,500,000	1,808,537
E*Trade Financial Corp.
7.875%, 12/01/2015	675,000	678,375
ERAC USA Finance LLC
2.250%, 01/10/2014 (S)	1,565,000	1,580,184
5.250%, 10/01/2020 (S)	3,300,000	3,497,967
Federal Realty Investment Trust
5.900%, 04/01/2020	720,000	788,396
Fifth Third Bancorp
3.625%, 01/25/2016	2,780,000	2,802,863
6.250%, 05/01/2013	1,655,000	1,791,509
8.250%, 03/01/2038	1,900,000	2,271,762
General Electric Capital Corp.
2.100%, 01/07/2014	11,620,000	11,781,739
4.625%, 01/07/2021	14,855,000	14,932,187
5.300%, 02/11/2021	3,335,000	3,467,860
5.875%, 01/14/2038	695,000	703,040
6.875%, 01/10/2039	6,270,000	7,097,747
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (S)	705,000	705,000
HBOS PLC
6.000%, 11/01/2033 (S)	390,000	297,259
Health Care REIT, Inc.
4.700%, 09/15/2017	2,720,000	2,790,094
Hospitality Properties Trust
7.875%, 08/15/2014	235,000	265,068
HSBC Bank USA NA
4.625%, 04/01/2014	100,000	106,564
HSBC Holdings PLC
5.100%, 04/05/2021	3,530,000	3,614,999
6.500%, 05/02/2036	2,375,000	2,443,334
Janus Capital Group, Inc.
6.700%, 06/15/2017	625,000	684,789
Jefferies Group, Inc.
5.875%, 06/08/2014	176,000	192,316
8.500%, 07/15/2019	2,220,000	2,624,147
JPMorgan Chase & Company
2.125%, 12/26/2012	55,000	56,314
4.650%, 06/01/2014	5,565,000	5,976,988
6.000%, 01/15/2018	10,135,000	11,266,157
KeyCorp
3.750%, 08/13/2015	4,175,000	4,308,308
5.100%, 03/24/2021	1,195,000	1,216,265
Kilroy Realty LP
4.800%, 07/15/2018	2,390,000	2,353,701
6.625%, 06/01/2020	2,330,000	2,501,055
MassMutual Global Funding II
3.625%, 07/16/2012 (S)	386,000	396,691
Merrill Lynch & Company, Inc.
5.450%, 02/05/2013	850,000	901,536
6.875%, 04/25/2018	805,000	890,227
7.750%, 05/14/2038	435,000	482,212

The accompanying notes are an integral part of the financial statements.

59

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley
4.000%, 07/24/2015	$5,080,000	$5,167,757
4.100%, 01/26/2015	6,050,000	6,213,483
4.200%, 11/20/2014	7,640,000	7,931,489
6.000%, 04/28/2015	7,035,000	7,623,541
6.625%, 04/01/2018	2,390,000	2,631,510
Ohio National Financial Services, Inc.
6.350%, 04/01/2013 (S)	15,000	15,954
PACCAR Financial Corp.
2.050%, 06/17/2013	5,060,000	5,163,523
PartnerRe Finance B LLC
5.500%, 06/01/2020	3,360,000	3,391,110
PNC Funding Corp.
3.625%, 02/08/2015	4,370,000	4,601,024
4.375%, 08/11/2020	2,380,000	2,406,289
Pricoa Global Funding I
5.450%, 06/11/2014 (S)	650,000	711,417
Principal Financial Group, Inc.
6.050%, 10/15/2036	180,000	187,156
7.875%, 05/15/2014	785,000	907,963
8.875%, 05/15/2019	200,000	254,268
Principal Life Global Funding I
5.250%, 01/15/2013 (S)	160,000	169,765
ProLogis LP
4.500%, 08/15/2017	2,665,000	2,665,168
6.625%, 12/01/2019	1,825,000	1,986,250
Provident Companies, Inc.
7.000%, 07/15/2018	2,360,000	2,659,432
Prudential Financial, Inc.
4.750%, 09/17/2015	3,675,000	3,952,180
5.375%, 06/21/2020	1,705,000	1,795,072
Raymond James Financial, Inc.
4.250%, 04/15/2016	900,000	928,681
RCI Banque SA
4.600%, 04/12/2016 (S)	3,215,000	3,282,660
Reckson Operating Partnership LP
6.000%, 03/31/2016	200,000	214,179
Regency Centers LP
6.000%, 06/15/2020	1,065,000	1,171,948
Regions Financial Corp.
5.750%, 06/15/2015	800,000	788,000
Reinsurance Group of America, Inc.
5.000%, 06/01/2021	2,585,000	2,555,647
5.625%, 03/15/2017	2,235,000	2,408,901
6.450%, 11/15/2019	705,000	765,212
SLM Corp.
5.125%, 08/27/2012	1,320,000	1,354,275
5.375%, 05/15/2014	350,000	364,289
6.250%, 01/25/2016	2,335,000	2,421,514
8.450%, 06/15/2018	1,075,000	1,179,372
Societe Generale SA
3.500%, 01/15/2016 (S)	2,990,000	2,955,690
Standard Chartered PLC
3.850%, 04/27/2015 (S)	4,930,000	5,101,525
Sun Life Financial Global Funding LP
0.496%, 10/06/2013 (P)(S)	250,000	248,050
SunTrust Banks, Inc.
3.600%, 04/15/2016	2,215,000	2,235,418
The Allstate Corp.
7.450%, 05/16/2019	1,700,000	2,021,766
The Goldman Sachs Group, Inc.
3.625%, 02/07/2016	6,820,000	6,890,867
6.150%, 04/01/2018	6,795,000	7,391,601
6.250%, 02/01/2041	2,450,000	2,470,019
6.750%, 10/01/2037	6,180,000	6,179,895
The Royal Bank of Scotland PLC
3.400%, 08/23/2013	$4,040,000	$4,133,082
The Travelers Companies, Inc.
3.900%, 11/01/2020	1,155,000	1,115,727
U.S. Bancorp
3.442%, 02/01/2016	3,545,000	3,599,866
UBS AG
4.875%, 08/04/2020	1,120,000	1,132,079
Unum Group
5.625%, 09/15/2020	1,040,000	1,088,363
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	555,000	620,997
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/2015	835,000	826,412
6.500%, 06/01/2016	690,000	712,518
WEA Finance LLC/WT
Finance Australia Pty, Ltd.
6.750%, 09/02/2019 (S)	375,000	425,003
7.500%, 06/02/2014 (S)	455,000	524,294
Wells Fargo & Company
4.600%, 04/01/2021	9,755,000	9,802,282
WPP Finance UK
8.000%, 09/15/2014	80,000	93,813
		333,454,993
Health Care - 0.96%
Boston Scientific Corp.
4.500%, 01/15/2015	2,145,000	2,260,819
Cardinal Health, Inc.
4.625%, 12/15/2020	3,090,000	3,134,332
Express Scripts, Inc.
3.125%, 05/15/2016	2,780,000	2,795,754
6.250%, 06/15/2014	1,380,000	1,553,585
HCA, Inc.
8.500%, 04/15/2019	200,000	221,000
Life Technologies Corp.
3.500%, 01/15/2016	2,860,000	2,923,824
Medco Health Solutions, Inc.
2.750%, 09/15/2015	1,275,000	1,285,611
Medtronic, Inc.
3.000%, 03/15/2015	4,145,000	4,328,039
Novant Health Inc
5.850%, 11/01/2019	1,445,000	1,556,366
United Surgical Partners
International, Inc.
8.875%, 05/01/2017	385,000	402,325
UnitedHealth Group, Inc.
3.875%, 10/15/2020	1,240,000	1,212,319
4.700%, 02/15/2021	1,445,000	1,505,413
Universal Hospital Services, Inc.
3.778%, 06/01/2015 (P)	315,000	302,400
Valeant Pharmaceuticals International
7.000%, 10/01/2020 (S)	1,575,000	1,523,813
WellPoint, Inc.
4.350%, 08/15/2020	1,970,000	1,987,939
6.000%, 02/15/2014	1,390,000	1,545,566
		28,539,105
Industrials - 1.46%
Canadian Pacific Railway Company
7.250%, 05/15/2019	425,000	510,432
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	1,568,749	1,796,217

The accompanying notes are an integral part of the financial statements.

60

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019	$418,843	$451,304
Continental Airlines 2010 Class A Pass
Through Trust
4.750%, 01/12/2021	1,050,000	1,023,750
Cooper US, Inc.
2.375%, 01/15/2016	2,155,000	2,163,846
CSX Corp.
5.750%, 03/15/2013	290,000	311,973
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 12/17/2019	687,099	748,938
Delta Air Lines 2010-2 Class A Pass
Through Trust
4.950%, 05/23/2019	1,000,463	997,962
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	640,000	640,000
Delta Air Lines, Inc.
9.500%, 09/15/2014 (S)	449,000	478,746
Embraer Overseas, Ltd.
6.375%, 01/15/2020	440,000	479,600
Emerson Electric Company
5.250%, 11/15/2039	2,500,000	2,530,910
GATX Corp.
3.500%, 07/15/2016	1,590,000	1,628,454
4.850%, 06/01/2021	2,730,000	2,706,992
GATX Financial Corp.
5.500%, 02/15/2012	285,000	291,387
International Lease Finance Corp.
6.625%, 11/15/2013	695,000	719,325
L-3 Communications Corp.
4.750%, 07/15/2020	3,440,000	3,403,419
Republic Services, Inc.
5.700%, 05/15/2041	4,650,000	4,539,428
Roper Industries, Inc.
6.250%, 09/01/2019	2,835,000	3,208,069
Southwest Airlines Company
5.125%, 03/01/2017	3,710,000	3,972,201
6.500%, 03/01/2012	160,000	165,591
Valmont Industries, Inc.
6.625%, 04/20/2020	4,150,000	4,541,698
Verisk Analytics, Inc.
5.800%, 05/01/2021	2,000,000	2,119,964
Waste Management, Inc.
4.750%, 06/30/2020	2,930,000	3,038,870
6.100%, 03/15/2018	530,000	600,827
		43,069,903
Information Technology - 0.45%
Advanced Micro Devices, Inc.
8.125%, 12/15/2017	300,000	313,500
Affiliated Computer Services, Inc.
5.200%, 06/01/2015	1,095,000	1,194,540
Agilent Technologies, Inc.
5.000%, 07/15/2020	1,200,000	1,258,788
Broadcom Corp.
2.375%, 11/01/2015 (S)	890,000	880,810
Fiserv, Inc.
3.125%, 06/15/2016	1,215,000	1,208,004
International Business Machines Corp.
2.000%, 01/05/2016	5,755,000	5,718,669
6.500%, 10/15/2013	375,000	420,501
Motorola Solutions, Inc.
8.000%, 11/01/2011	$375,000	$383,286
Xerox Corp.
6.350%, 05/15/2018	485,000	555,652
8.250%, 05/15/2014	1,100,000	1,290,332
		13,224,082
Materials - 1.71%
Allegheny Technologies, Inc.
5.950%, 01/15/2021	4,760,000	5,063,293
9.375%, 06/01/2019	270,000	341,926
ArcelorMittal
3.750%, 08/05/2015	3,995,000	4,083,266
5.375%, 06/01/2013	2,100,000	2,235,498
Ashland, Inc.
9.125%, 06/01/2017	350,000	393,750
Barrick North America Finance LLC
5.700%, 05/30/2041 (S)	4,165,000	4,043,249
Celulosa Arauco y Constitucion SA
5.000%, 01/21/2021	1,998,000	1,980,478
5.125%, 07/09/2013	70,000	73,669
Cliffs Natural Resources, Inc.
4.875%, 04/01/2021	3,390,000	3,397,011
Corp. Nacional del Cobre de Chile
7.500%, 01/15/2019 (S)	260,000	312,687
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017	4,940,000	5,396,950
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/2019 (S)	1,745,000	1,863,559
International Paper Company
9.375%, 05/15/2019	400,000	510,537
Novelis, Inc.
8.750%, 12/15/2020	4,070,000	4,395,600
Rio Tinto Finance USA, Ltd.
4.125%, 05/20/2021	2,105,000	2,089,406
Rock-Tenn Company
9.250%, 03/15/2016	250,000	270,000
Steel Dynamics, Inc.
7.625%, 03/15/2020	1,200,000	1,269,000
Teck Resources, Ltd.
9.750%, 05/15/2014	675,000	816,845
10.250%, 05/15/2016	825,000	985,875
The Dow Chemical Company
2.500%, 02/15/2016	1,360,000	1,349,551
8.550%, 05/15/2019	4,625,000	5,960,450
Vale Overseas, Ltd.
6.250%, 01/23/2017	3,335,000	3,770,738
		50,603,338
Telecommunication Services - 1.89%
America Movil SAB de CV
5.625%, 11/15/2017	115,000	128,970
5.750%, 01/15/2015	280,000	312,043
6.375%, 03/01/2035	3,730,000	4,009,314
American Tower Corp.
4.500%, 01/15/2018	2,970,000	2,967,122
5.050%, 09/01/2020	3,410,000	3,356,565
7.250%, 05/15/2019	2,373,000	2,675,664
AT&T, Inc.
6.300%, 01/15/2038	6,545,000	6,931,011
6.450%, 06/15/2034	385,000	410,963
6.550%, 02/15/2039	2,520,000	2,764,012
CC Holdings GS V LLC/Crown Castle
GS III Corp.
7.750%, 05/01/2017 (S)	900,000	974,250

The accompanying notes are an integral part of the financial statements.

61

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Telecommunication Services (continued)
Clearwire Communications LLC
12.000%, 12/01/2015 (S)	$500,000	$535,625
Cricket Communications, Inc.
10.000%, 07/15/2015	300,000	323,250
NBCUniversal Media LLC
5.950%, 04/01/2041 (S)	2,270,000	2,308,345
Qwest Corp.
3.497%, 06/15/2013 (P)	125,000	127,813
7.500%, 10/01/2014	175,000	196,219
8.375%, 05/01/2016	550,000	649,000
SBA Telecommunications, Inc.
8.000%, 08/15/2016	150,000	159,563
8.250%, 08/15/2019	125,000	133,750
SBA Tower Trust
4.254%, 04/15/2015 (S)	5,420,000	5,699,659
Sprint Nextel Corp.
8.375%, 08/15/2017	3,925,000	4,312,594
Telecom Italia Capital SA
5.250%, 11/15/2013	1,180,000	1,238,457
6.175%, 06/18/2014	4,825,000	5,190,542
Telefonica Emisiones SAU
3.992%, 02/16/2016	3,730,000	3,771,246
5.855%, 02/04/2013	50,000	53,014
5.877%, 07/15/2019	1,440,000	1,511,267
6.221%, 07/03/2017	4,165,000	4,588,739
Verizon Global Funding Corp.
6.875%, 06/15/2012	50,000	52,890
Vodafone Group PLC
5.625%, 02/27/2017	275,000	307,986
Windstream Corp.
8.125%, 08/01/2013	125,000	135,625
		55,825,498
Utilities - 2.51%
Abu Dhabi National Energy Company
5.620%, 10/25/2012 (S)	855,000	894,544
AGL Capital Corp.
5.250%, 08/15/2019	430,000	461,011
Allegheny Energy Supply Company LLC
6.750%, 10/15/2039 (S)	2,940,000	3,007,579
Appalachian Power Company
5.650%, 08/15/2012	350,000	366,872
6.375%, 04/01/2036	2,010,000	2,141,623
CenterPoint Energy Resources Corp.
5.850%, 01/15/2041 (S)	1,035,000	1,054,200
Constellation Energy Group, Inc.
5.150%, 12/01/2020	4,000,000	4,096,540
Consumers Energy Company
6.000%, 02/15/2014	165,000	183,467
Dominion Resources, Inc.
2.250%, 09/01/2015	1,815,000	1,809,403
Duke Energy Carolinas LLC
5.300%, 02/15/2040	2,100,000	2,125,007
EDF SA
4.600%, 01/27/2020 (S)	2,900,000	3,010,481
EDP Finance BV
4.900%, 10/01/2019 (S)	242,000	207,205
5.375%, 11/02/2012 (S)	1,929,000	1,931,278
Electricite de France
6.950%, 01/26/2039 (S)	1,875,000	2,193,161
Enel Finance International NV
5.125%, 10/07/2019 (S)	1,905,000	1,925,027
6.000%, 10/07/2039 (S)	1,340,000	1,210,812
Enogex LLC
6.250%, 03/15/2020 (S)	1,500,000	1,651,052
Exelon Generation Company LLC

6.250%, 10/01/2039	$945,000	$955,064
FirstEnergy Corp.
7.375%, 11/15/2031	3,630,000	4,133,238
FirstEnergy Solutions Corp.
4.800%, 02/15/2015	2,720,000	2,917,192
GenOn Energy, Inc.
7.875%, 06/15/2017	200,000	201,000
Georgia Power Company
4.750%, 09/01/2040	3,370,000	3,087,304
Korea Hydro & Nuclear Power
Company, Ltd.
3.125%, 09/16/2015 (S)	830,000	820,865
LG&E and KU Energy LLC
2.125%, 11/15/2015 (S)	2,690,000	2,623,732
Massachusetts Electric Company
5.900%, 11/15/2039 (S)	1,750,000	1,819,192
Monongahela Power Company
5.700%, 03/15/2017 (S)	265,000	289,431
Nevada Power Co.
5.450%, 05/15/2041	1,430,000	1,421,745
Nevada Power Company
6.650%, 04/01/2036	1,400,000	1,616,292
6.750%, 07/01/2037	245,000	287,121
7.125%, 03/15/2019	915,000	1,091,480
NiSource Finance Corp.
5.950%, 06/15/2041	2,725,000	2,669,260
6.150%, 03/01/2013	225,000	241,992
6.250%, 12/15/2040	1,315,000	1,347,409
Northeast Utilities
5.650%, 06/01/2013	625,000	672,182
Northern States Power Company
5.350%, 11/01/2039	835,000	861,071
NSTAR Electric Company
5.500%, 03/15/2040	3,455,000	3,572,118
Ohio Power Company
5.750%, 09/01/2013	195,000	212,683
PacifiCorp
6.250%, 10/15/2037	3,000,000	3,392,598
Pennsylvania Electric Company
6.150%, 10/01/2038	1,375,000	1,417,551
Piedmont Natural Gas Company, Inc.
6.000%, 12/19/2033	10,000	10,083
Public Service Company of Oklahoma
5.150%, 12/01/2019	885,000	939,660
Public Service Electric & Gas Company
5.375%, 11/01/2039	1,945,000	1,983,663
5.700%, 12/01/2036	285,000	302,075
San Diego Gas & Electric Company
6.000%, 06/01/2039	750,000	841,499
Sempra Energy
6.000%, 10/15/2039	2,175,000	2,291,476
Southern California Edison Company
5.750%, 03/15/2014	160,000	178,946
Tampa Electric Company
6.150%, 05/15/2037	235,000	260,479
TECO Finance, Inc.
5.150%, 03/15/2020	3,015,000	3,195,216
6.572%, 11/01/2017	35,000	40,792
West Penn Power Company
5.950%, 12/15/2017 (S)	225,000	256,151
		74,219,822
TOTAL CORPORATE BONDS (Cost $792,381,580)		$821,962,224

The accompanying notes are an integral part of the financial statements.

62

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS - 1.33%
California - 0.21%
Bay Area Toll Authority
6.263%, 04/01/2049	$1,500,000	$1,624,800
East Bay Municipal Utility District
5.874%, 06/01/2040	860,000	902,407
Los Angeles Department of Airports
7.053%, 05/15/2040	2,600,000	2,778,932
San Diego County Water Authority
6.138%, 05/01/2049	840,000	893,626
		6,199,765
Colorado - 0.09%
Regional Transportation District
5.000%, 11/01/2038	2,630,000	2,717,027
District of Columbia - 0.11%
District of Columbia
5.250%, 12/01/2034	2,610,000	2,764,590
5.591%, 12/01/2034	375,000	391,069
		3,155,659
Illinois - 0.16%
Chicago Metropolitan Water Reclamation
District
5.720%, 12/01/2038	2,235,000	2,320,243
Chicago Transit Authority, Series A
6.899%, 12/01/2040	260,000	276,578
City of Chicago
6.395%, 01/01/2040	1,925,000	2,006,639
		4,603,460
Kansas - 0.00%
Kansas Development Finance Authority
5.501%, 05/01/2034	110,000	109,094
Maryland - 0.17%
Maryland State Transportation Authority
5.754%, 07/01/2041	3,770,000	4,002,157
5.888%, 07/01/2043	1,070,000	1,133,258
		5,135,415
New York - 0.39%
City of New York
5.846%, 06/01/2040	2,400,000	2,494,512
Metropolitan Transportation Authority
7.336%, 11/15/2039	2,150,000	2,603,306
New York City Housing
Development Corp.
6.420%, 11/01/2027	90,000	92,650
New York City Municipal Water Finance
Authority
5.952%, 06/15/2042	840,000	906,679
New York City Transitional Finance
Authority
5.508%, 08/01/2037	2,630,000	2,676,761
Tompkins County Industrial
Development Agency
5.000%, 07/01/2037	2,665,000	2,750,786
		11,524,694
Oregon - 0.00%
State of Oregon
5.892%, 06/01/2027	60,000	64,073
Texas - 0.10%
Texas Transportation Commission
5.178%, 04/01/2030	2,800,000	2,873,752
Utah - 0.08%
Utah Transit Authority
5.937%, 06/15/2039	$2,155,000	$2,337,356
Virginia - 0.02%
Virginia Commonwealth Transportation
Board
5.350%, 05/15/2035	515,000	529,029
TOTAL MUNICIPAL BONDS (Cost $38,004,222)		$39,249,324

TERM LOANS (M) - 3.20%
Consumer Discretionary - 1.24%
Allison Transmission, Inc.
2.940%, 08/07/2014	2,394,071	2,345,816
CCM Merger, Inc.
7.000%, 03/01/2017	703,988	711,688
CCO Holdings LLC
2.686%, 09/05/2014	1,300,000	1,267,500
Cengage Learning Acquisitions, Inc.
2.500%, 07/03/2014	736,607	660,710
Charter Communications Operating LLC
7.250%, 03/06/2014	82,475	82,805
CSC Holdings LLC
0.936%, 02/24/2012	108,108	106,216
Dunkin’ Brands, Inc.
- 11/23/2017 (T)	4,720,000	4,709,677
Federal-Mogul Corp.
2.128%, 12/29/2014	1,960,377	1,853,256
2.128%, 12/28/2015	1,001,260	946,548
Ford Motor Company
2.940%, 12/16/2013	571,475	570,722
Interactive Data Corp.
4.750%, 02/12/2018	2,668,313	2,667,480
Las Vegas Sands LLC
2.690%, 11/23/2016	1,656,931	1,604,230
2.690%, 11/23/2016	333,019	322,427
Michaels Stores, Inc.
4.787%, 07/31/2016	1,262,840	1,256,526
OSI Restaurant Partners LLC
0.069%, 06/14/2013	53,615	51,210
2.500%, 06/14/2014	607,176	579,937
Six Flags Theme Parks, Inc.
5.250%, 06/30/2016	4,402,597	4,420,943
The Goodyear Tire & Rubber Company
1.940%, 04/30/2014	750,000	721,205
The ServiceMaster Company
2.690%, 07/24/2014	268,206	260,309
2.713%, 07/24/2014	2,693,234	2,613,934
TWCC Holding Corp.
4.250%, 02/13/2017	4,475,000	4,486,188
Univision Communications, Inc.
4.436%, 03/31/2017	4,480,742	4,252,121
		36,491,448
Consumer Staples - 0.19%
Del Monte Corp.
4.500%, 03/08/2018	4,445,000	4,430,416
Reynolds Group Holdings, Inc.
4.250%, 02/09/2018	1,246,875	1,239,082
		5,669,498
Energy - 0.10%
MEG Energy Corp.
4.000%, 03/16/2018	3,000,000	3,000,000

The accompanying notes are an integral part of the financial statements.

63

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (M) (continued)
Financials - 0.10%
HUB International Holdings, Inc.
2.746%, 06/13/2014	$44,386	$43,017
2.746%, 06/13/2014	197,457	191,369
Nuveen Investments, Inc.
3.257%, 11/13/2014	522,867	515,433
5.757%, 05/12/2017	610,942	610,687
Pinnacle Foods Finance LLC/Pinnacle
Foods Finance Corp.
2.690%, 04/02/2014	1,210,198	1,198,935
6.000%, 04/02/2014	374,604	376,358
		2,935,799
Health Care - 0.30%
Bausch & Lomb, Inc.
3.436%, 04/26/2015	144,185	143,176
3.482%, 04/24/2015	592,343	588,196
Biomet, Inc.
3.230%, 03/25/2015	736,607	729,606
Community Health Systems, Inc.
3.754%, 01/25/2017	746,241	727,464
HCA, Inc.
3.496%, 05/01/2018	3,578,988	3,518,345
Health Management Associates, Inc.
1.996%, 02/28/2014	721,277	697,291
Warner Chilcott Company LLC
4.250%, 03/15/2018	564,300	564,079
Warner Chilcott Corp.
4.250%, 03/15/2018	1,128,600	1,128,159
WC Luxco Sarl
4.250%, 03/15/2018	775,913	775,609
		8,871,925
Industrials - 0.48%
Avis Budget Car Rental LLC
5.750%, 04/19/2014	195,223	195,256
DAE Aviation Holdings, Inc.
5.280%, 07/31/2014	126,371	125,791
5.280%, 07/31/2014	121,422	120,865
Dollar Thrifty Automotive Group, Inc.
2.686%, 06/15/2013	226,285	225,153
International Lease Finance Corp.
6.750%, 03/17/2015	5,250,000	5,252,625
KAR Auction Services, Inc.
5.000%, 05/19/2017	4,125,000	4,132,734
Tomkins LLC
4.250%, 09/29/2016	4,221,260	4,218,968
		14,271,392
Information Technology - 0.28%
Fidelity National Information
Services, Inc.
5.250%, 07/18/2016	4,267,750	4,273,849
First Data Corp.
2.936%, 09/24/2014	4,139,859	3,829,842
		8,103,691
Materials - 0.42%
Anchor Glass Container Corp.
6.000%, 03/02/2016	2,538,680	2,554,547
Georgia-Pacific LLC
2.250%, 12/21/2012	426,057	425,436
Momentive Performance Materials, Inc.
3.688%, 05/05/2015	4,399,646	4,307,068
Nalco Company
1.996%, 05/13/2016	738,750	733,763
Walter Energy, Inc.
4.000%, 04/01/2018	$4,450,000	$4,449,057
		12,469,871
Telecommunication Services - 0.09%
Intelsat Jackson Holdings SA
5.250%, 04/02/2018	2,000,000	2,005,416
MetroPCS Wireless, Inc.
4.050%, 11/04/2016	672,258	670,578
		2,675,994
TOTAL TERM LOANS (Cost $93,626,249)		$94,489,618

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.57%
Commercial & Residential - 5.48%
Adjustable Rate Mortgage Trust,
Series 2005-8, Class 7A-31
0.426%, 11/25/2035 (P)	557,081	496,654
American Tower Trust, Series 2007-1A,
Class D 5.957%, 04/15/2037 (S)	350,000	372,593
Banc of America Funding Corp.
Series 2005-A 5A1,
0.486%, 02/20/2035 (P)	346,522	292,036
Series BAFC 2005-B 2A1,
2.898%, 04/20/2035 (P)	4,900,862	3,766,886
Banc of America Merrill Lynch
Commercial Mortgage, Inc.
Series 2003-1, Class A1,
3.878%, 09/11/2036	42,187	42,340
Series 2005-3, Class A2,
4.501%, 07/10/2043	268,374	268,346
Series 2003-1, Class A2,
4.648%, 09/11/2036	680,000	709,143
Series 2007-1, Class AAB,
5.422%, 01/15/2049	5,985,000	6,287,098
Banc of America Mortgage Securities
Series 2004-A, Class 2A2,
2.848%, 02/25/2034 (P)	67,095	58,461
Series 2004-D, Class 2A2,
2.881%, 05/25/2034 (P)	38,617	35,920
Series 2005-J, Class 2A1,
3.122%, 11/25/2035 (P)	222,819	180,269
Series 2004-H, Class 2A2,
3.165%, 09/25/2034 (P)	91,668	83,159
Series 2004-I, Class 3A2,
4.808%, 10/25/2034 (P)	24,041	22,967
Series 2005-J, Class 3A1,
5.240%, 11/25/2035 (P)	2,426,189	2,240,964
Bear Stearns Commercial
Mortgage Securities
Series 2005-PWR8, Class A4,
4.674%, 06/11/2041	492,000	525,544
Series 2005-PWR9, Class AAB,
4.804%, 09/11/2042	321,747	334,975
Series 2002-TOP8, Class A2,
4.830%, 08/15/2038	272,000	279,865
Series 2005-PWR9, Class A4A,
4.871%, 09/11/2042	4,525,000	4,853,451
Series 2007-PW17, Class A1,
5.282%, 06/11/2050	238,523	243,616
Series 2007-PW15, Class AAB,
5.315%, 02/11/2044	600,000	627,010
Series 2006-PW13, Class AAB,
5.530%, 09/11/2041	50,000	52,767

The accompanying notes are an integral part of the financial statements.

64

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Commercial Mortgage
Securities (continued)
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	$2,981,000	$3,246,445
Series 2006-PW12, Class A4,
5.903%, 09/11/2038 (P)	385,000	423,700
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2007-CD4, Class ASB,
5.278%, 12/11/2049	50,000	52,708
Series 2005-CD1, Class A4,
5.394%, 07/15/2044 (P)	225,000	244,508
Series 2006-CD3, Class AAB,
5.608%, 10/15/2048	310,000	328,125
Series 2006-CD3, Class A5,
5.617%, 10/15/2048	1,735,000	1,881,956
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A3
6.213%, 12/10/2049 (P)	1,850,000	1,920,061
Commercial Mortgage Pass Through
Certificates, Series 2007-C9, Class A4
6.008%, 12/10/2049 (P)	8,900,000	9,769,165
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2004-C2, Class A1,
3.819%, 05/15/2036	45,512	46,104
Series 2005-C2, Class A4,
4.832%, 04/15/2037	575,000	612,068
Credit Suisse Mortgage
Capital Certificates
Series 2010-1R, Class 12A1,
3.280%, 03/27/2036 (P)(S)	639,490	632,359
Series 2010-1R, Class 42A1,
5.000%, 10/27/2036 (S)	565,534	576,990
Fosse Master Issuer PLC,
Series 2011-1A, Class A2
1.619%, 10/18/2054 (P)(S)	2,695,000	2,691,316
GMAC Commercial Mortgage
Securities, Inc., Series 2001-C2,
Class A2 6.700%, 04/15/2034	8,585	8,575
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A2,
4.305%, 08/10/2042	141,466	142,010
Series 2005-GG3, Class A3,
4.569%, 08/10/2042	600,000	606,832
Series 2005-GG3, Class AAB,
4.619%, 08/10/2042	86,895	89,835
Series 2007-GG9, Class A4,
5.444%, 03/10/2039	675,000	723,584
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%, 04/10/2038 (P)	5,100,000	5,538,956
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2003-LN1, Class A1,
4.134%, 10/15/2037	16,312	16,739
Series 2005-LDP4, Class ASB,
4.824%, 10/15/2042 (P)	410,241	429,604
Series 2006-CB17, Class A1,
5.279%, 12/12/2043	70,273	70,391
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	620,000	659,710
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2006-CB14, Class A4,
5.481%, 12/12/2044 (P)	$60,000	$64,964
Series 2006-CB16, Class A4,
5.552%, 05/12/2045	8,727,000	9,497,495
Series 2007-C1, Class A4,
5.716%, 02/15/2051	11,605,000	12,526,869
LB-UBS Commercial Mortgage Trust
Series 2003-C7, Class A3,
4.559%, 09/15/2027 (P)	525,000	528,336
Series 2005-C1, Class A4,
4.742%, 02/15/2030	363,000	387,642
Series 2006-C1, Class A4,
5.156%, 02/15/2031	5,667,500	6,128,144
Series 2006-C7, Class A3,
5.347%, 11/15/2038	2,185,000	2,350,540
Series 2007-C2, Class A3,
5.430%, 02/15/2040	50,000	53,254
Merrill Lynch Mortgage Trust,
Series 2007-C1, Class A4
6.020%, 06/12/2050 (P)	9,300,000	10,137,894
Morgan Stanley Capital I
Series 2007-IQ13, Class A4,
5.364%, 03/15/2044	10,875,000	11,531,264
Series 2007-HQ11, Class A4,
5.447%, 02/12/2044 (P)	13,725,000	14,766,198
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	1,885,000	2,021,337
Series 2007-T27,
5.789%, 06/11/2042 (P)	400,000	408,496
Series 2007-IQ15, Class A4,
6.074%, 06/11/2049 (P)	1,100,000	1,201,870
Series 2008-T29, Class A4,
6.456%, 01/11/2043 (P)	5,222,000	5,943,701
Morgan Stanley Dean Witter Capital I,
Series 2002-TOP7, Class A2
5.980%, 01/15/2039	288,955	296,911
Sequoia Mortgage Trust, Series 2010-H1,
Class A1 3.750%, 02/25/2040 (P)	870,993	880,339
Vendee Mortgage Trust, Series 1996-3,
Class 4 9.601%, 03/15/2025 (P)	8,732	10,021
Wachovia Bank
Commercial Mortgage Trust
Series 2005-C17, Class A4,
5.083%, 03/15/2042 (P)	7,040,000	7,582,096
Series 2006-C23, Class A4,
5.418%, 01/15/2045 (P)	5,370,000	5,828,639
Series 2006-C24,
5.558%, 03/15/2045 (P)	4,468,000	4,854,703
Series 2006-C28, Class A4,
5.572%, 10/15/2048	8,720,000	9,422,720
WaMu Mortgage Pass Through
Certificates, Series 2005-AR12,
Class 2A1 4.972%, 09/25/2035 (P)	981,054	892,206
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR2,
Class 2A2 2.742%, 03/25/2035 (P)	204,953	180,567
Wells Fargo Mortgage
Backed Securities Trust
Series 2003-O, Class 5A1,
4.830%, 01/25/2034 (P)	149,733	148,688
Series 2005-AR2, Class 3A1,
4.872%, 03/25/2035 (P)	105,741	97,432

The accompanying notes are an integral part of the financial statements.

65

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class B
5.174%, 02/15/2044 (P)(S)	$1,740,000	$1,739,895
		161,968,026
U.S. Government Agency - 0.09%
Federal Home Loan Mortgage Corp.
Series 2568, Class KA,
4.250%, 12/15/2021	39,943	40,378
Series 2003-2614, Class IH IO,
4.500%, 05/15/2016	7,430	23
Series 2003-2586, Class NJ,
4.500%, 08/15/2016	16,940	16,921
Series 2003-2627, Class IE IO,
4.500%, 04/15/2018	10,216	552
Series 2003-41, Class YV,
5.500%, 04/25/2014	104,304	110,324
Series 2005-R003, Class VA,
5.500%, 08/15/2016	300,699	322,279
Series R005, Class AB,
5.500%, 12/15/2018	136,329	140,714
Series R006, Class AK,
5.750%, 12/15/2018	101,518	104,343
Series 2006-3123, Class VB,
6.000%, 09/15/2013	95,408	95,951
Series 2006-R007, Class VA,
6.000%, 09/15/2016	116,056	120,838
Series R013, Class AB,
6.000%, 12/15/2021	38,606	39,659
Series 2006-3195, Class PN,
6.500%, 08/15/2030	61,510	61,540
Series 199, Class PO,
08/01/2028	3,908	3,455
Federal National Mortgage Association
Series 2005-46, Class CN,
5.000%, 01/25/2020	61,306	62,560
Series 2002-84, Class VA,
5.500%, 11/25/2013	76,858	80,410
Series 2006-B2, Class AB,
5.500%, 05/25/2014	18,521	18,490
Series 2006-3136, Class PB,
6.000%, 01/15/2030	348,245	349,123
Series 319, Class 2 IO,
6.500%, 02/01/2032	14,228	3,521
Government National
Mortgage Association
Series 2004-43, Class A,
2.822%, 12/16/2019	293,812	295,222
Series 2008-8, Class A,
3.612%, 11/16/2027	677,533	687,191
Series 2004-43, Class D,
4.994%, 03/16/2030 (P)	49,000	52,482
Series 1998-6, Class EA PO,
03/16/2028	20,903	19,248
		2,625,224
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $151,456,073)		$164,593,250

ASSET BACKED SECURITIES - 3.36%
Ally Auto Receivables Trust,
Series 2009-B, Class C
4.060%, 05/16/2016 (S)	4,027,000	4,246,989
AmeriCredit
Automobile Receivables Trust
Series 2011-2, Class B,
2.330%, 03/08/2016	$3,905,000	$3,903,286
Series 2011-1, Class C,
2.850%, 08/08/2016	2,495,000	2,492,511
AmeriCredit
Automobile Receivables Trust
Series 2010-1, Class C,
5.190%, 08/17/2015	1,300,000	1,377,382
Series 2006-RM, Class A3,
5.530%, 01/06/2014	1,083,460	1,084,324
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028 (P)	23,700	23,203
BMW Vehicle Lease Trust,
Series 2009-1, Class A3
2.910%, 03/15/2012	40,051	40,096
Cabela’s Master Credit Card Trust,
Series 2006-3a, Class B
0.387%, 10/15/2014 (P)(S)	2,340,000	2,335,179
Cabela’s Master Credit Card Trust,
Series 2011-2a, Class A1
2.390%, 06/17/2019 (S)	4,800,000	4,799,088
CarMax Auto Owner Trust
Series 2010-3, Class A4,
1.410%, 02/16/2016	5,655,000	5,636,807
Series 2010-1, Class B,
3.750%, 12/15/2015	635,000	666,616
Series 2009-2, Class B,
4.650%, 08/17/2015	3,665,000	3,907,194
Series 2010-1, Class C,
4.880%, 08/15/2016	405,000	433,878
CenterPoint Energy Transition Bond
Company LLC, Series 2005-A,
Class A2 4.970%, 08/01/2014	56,884	58,060
Chase Funding Mortgage Loan Asset-
Backed Certificates
Series 2002-4, Class 2A1,
0.926%, 10/25/2032 (P)	6,418	5,490
Series 2003-3, Class 1A6,
3.717%, 10/25/2014	57,791	57,699
Series 2002-2, Class 1M1,
5.599%, 09/25/2031	16,954	12,112
Citibank Credit Card Issuance Trust,
Series 2004-B2, Class B2
0.510%, 10/07/2013 (P)	4,450,000	4,446,535
CNH Equipment Trust
Series 2010-B, Class A4,
1.740%, 01/17/2017	6,650,000	6,703,830
Series 2010-A, Class A4,
2.490%, 01/15/2016	4,645,000	4,760,707
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.791%, 01/25/2034 (P)	3,749,108	2,519,045
Ford Credit Auto Owner Trust,
Series 2009-D, Class D
8.140%, 02/15/2016 (S)	1,370,000	1,539,543
Ford Credit Floorplan
Master Owner Trust
Series 2011-1, Class A1,
2.120%, 02/15/2016	6,500,000	6,591,440
Series 2010-3, Class A1,
4.200%, 02/15/2017 (S)	5,145,000	5,535,810
Series 2010-3, Class C,
4.990%, 02/15/2017 (S)	4,490,000	4,873,781

The accompanying notes are an integral part of the financial statements.

66

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
GE Equipment Midticket LLC,
Series 2010-1, Class A4
1.470%, 07/14/2015 (S)	$12,105,000	$12,147,503
GE Equipment Small Ticket LLC,
Series 2011-1, Class A3
1.450%, 01/21/2018 (S)	2,985,000	3,002,619
John Deere Owner Trust, Series 2009-A,
Class A3 2.590%, 10/15/2013	35,700	35,917
JPMorgan Auto Receivables Trust,
Series 2007-A, Class A4
5.190%, 02/15/2014 (S)	17,667	17,695
JPMorgan Mortgage Acquisition Corp.,
Series 2007-CH1, Class AV2
0.246%, 11/25/2036 (P)	14,883	14,725
Marriott Vacation Club Owner Trust
Series 2006-2A, Class A,
5.362%, 10/20/2028 (S)	70,193	72,468
Series 2006-1A, Class A,
5.737%, 04/20/2028 (S)	218,710	226,059
Series 2006-1A, Class B,
5.827%, 04/20/2028 (S)	10,465	10,857
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.686%, 09/25/2035 (P)	3,262,063	2,967,189
MMAF Equipment Finance LLC,
Series 2009-AA, Class A3
2.370%, 11/15/2013 (S)	2,192,224	2,209,809
Nissan Master Owner Trust Receivables,
Series 2010-AA, Class A
1.337%, 01/15/2015 (P)(S)	3,895,000	3,936,957
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF1
5.742%, 04/25/2037	3,455,223	2,591,518
Residential Asset Mortgage
Products, Inc., Series 2003-RZ2
3.600%, 04/25/2033	14,707	14,165
SMART Trust, Series 2011-1USA,
Class A3A 1.770%, 10/14/2014 (S)	3,790,000	3,814,929
Volkswagen Auto Lease Trust,
Series 2009-A, Class A3
3.410%, 04/16/2012	105,877	106,197
TOTAL ASSET BACKED SECURITIES (Cost $97,731,182)		$99,219,212

CAPITAL PREFERRED SECURITIES - 0.54%
Financials - 0.54%
BAC Capital Trust VI
5.625%, 03/08/2035	3,098,000	2,669,023
BB&T Capital Trust II
6.750%, 06/07/2036	2,160,000	2,194,152
Capital One Capital IV (6.745% to
02/17/2032, then 1 month
LIBOR + 1.170%) 02/17/2037	425,000	430,844
JPMorgan Chase Capital XXVII
7.000%, 11/01/2039	5,565,000	5,558,099
JPMorgan Chase Capital XVIII
6.950%, 08/17/2036	110,000	109,251
The Goldman Sachs Capital I
6.345%, 02/15/2034	3,601,000	3,405,329
USB
Capital XIII Trust 6.625%, 12/15/2039	1,500,000	1,541,880
		15,908,578
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $15,721,007)		$15,908,578
SECURITIES LENDING COLLATERAL - 1.13%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	3,335,334	$33,379,693
TOTAL SECURITIES LENDING
COLLATERAL (Cost $33,378,872)		$33,379,693

SHORT-TERM INVESTMENTS - 1.14%
Repurchase Agreement - 0.08%
Repurchase Agreement with State
Street Corp., dated 06/30/2011 at
0.010% to be repurchased at $90,828
on 07/01/2011, collateralized by
$95,000 United States Treasury Notes,
1.375% due 05/15/2013 (valued at
$96,655, including interest)	$90,828	$90,828
Repurchase Agreement with State
Street Corp. dated 06/30/2011 at
0.010% to be repurchased at
$2,338,001 on 07/01/2011,
collateralized by $2,385,000 Federal
Home Loan Bank, 0.330% due
07/16/2012 (valued at $2,385,000,
including interest) and $165,000
U.S. Treasury Notes, 1.375% due
05/15/2013 (valued at $166,805,
including interest)	2,338,000	2,338,000
		2,428,828
Money Market Funds - 1.06%
T. Rowe Price Prime Reserve
Fund, 0.1301% (Y)	31,141,952	31,141,952
TOTAL SHORT-TERM INVESTMENTS (Cost $33,570,780)		$33,570,780
Total Investments (New Income Trust)
(Cost $2,880,712,790) - 100.06%		$2,955,722,785
Other assets and liabilities, net - (0.06%)		(1,766,369)
TOTAL NET ASSETS - 100.00%		$2,953,956,416

Real Return Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 88.83%
U.S. Government - 85.95%
Treasury Inflation Protected Securities
0.125%, 04/15/2016	$7,565,225	$7,730,714
0.625%, 04/15/2013	1,595,745	1,642,620
1.125%, 01/15/2021	1,130,701	1,172,838
1.250%, 04/15/2014	1,593,735	1,690,231
1.375%, 01/15/2020	311,946	334,172
1.625%, 01/15/2015 to 01/15/2018	1,392,276	1,512,643
1.750%, 01/15/2028	536,665	561,150
1.875%, 07/15/2013	5,273,792	5,602,170
2.000%, 01/15/2014 (F)	7,433,058	8,007,380
2.000%, 07/15/2014 to 01/15/2026	20,443,259	22,427,025
2.125%, 01/15/2019 to 02/15/2041	7,182,772	8,021,569
2.375%, 01/15/2017 to 01/15/2027	13,103,530	15,041,510
2.500%, 07/15/2016 to 01/15/2029	8,840,123	10,134,293
2.625%, 07/15/2017	652,143	758,065
3.375%, 01/15/2012 to 04/15/2032	12,425,384	15,967,098
3.625%, 04/15/2028	834,144	1,097,682

The accompanying notes are an integral part of the financial statements.

67

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
Treasury Inflation Protected
Securities (continued)
3.875%, 04/15/2029		$3,831,667	$5,246,989
			106,948,149
U.S. Government Agency - 2.25%
Federal Home Loan Mortgage Corp.
0.146%, 03/21/2013 (P)		2,800,000	2,798,236
Small Business Administration - 0.63%
Small Business Administration
5.902%, 02/10/2018		699,483	781,356
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $109,782,184)			$110,527,741

FOREIGN GOVERNMENT
OBLIGATIONS - 12.39%
Australia - 2.25%
Commonwealth of Australia
2.500%, 09/20/2030	AUD	1,700,000	1,846,419
3.000%, 09/20/2025		500,000	597,164
4.000%, 08/20/2020		200,000	358,996
			2,802,579
Canada - 0.09%
Government of Canada
2.750%, 09/01/2016	CAD	100,000	105,469
Italy - 3.50%
Republic of Italy
2.100%, 09/15/2016 to 09/15/2021	EUR	2,278,012	3,179,692
2.350%, 09/15/2019		425,724	602,979
2.426%, 10/15/2017 (P)		300,000	418,078
2.600%, 09/15/2023		109,767	153,735
			4,354,484
Japan - 5.59%
Government of Japan
zero coupon, 08/01/2011 (Z)	JPY	560,000,000	6,955,464
South Korea - 0.96%
Export-Import Bank of Korea
0.466%, 10/04/2011 (P)(S)		$1,200,000	1,200,266
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $14,907,857)			$15,418,262

CORPORATE BONDS - 37.28%
Consumer Discretionary - 0.08%
Videotron Ltee
6.875%, 01/15/2014		100,000	101,125
Energy - 0.09%
Petroleos Mexicanos
5.500%, 01/21/2021		100,000	104,850
Financials - 34.22%
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)		400,000	419,695
Ally Financial, Inc.
3.466%, 02/11/2014 (P)		500,000	491,322
8.300%, 02/12/2015		500,000	558,750
American International Group, Inc.
0.386%, 10/18/2011 (P)		1,400,000	1,393,238
American International Group, Inc.
(8.625% to 05/22/2018, then 3 month
GBP LIBOR + 4.400%)
05/22/2068	GBP	400,000	661,240
Bank of Montreal
2.850%, 06/09/2015 (S)		$1,000,000	$1,035,661
BBVA Bancomer SA
6.500%, 03/10/2021 (S)		200,000	204,000
Citigroup, Inc.
2.262%, 08/13/2013 (P)		1,900,000	1,935,570
7.375%, 06/16/2014	EUR	600,000	956,729
Commonwealth Bank of Australia
0.705%, 07/12/2013 (P)(S)		$5,900,000	5,896,755
0.747%, 06/25/2014 (P)(S)		5,300,000	5,337,948
Danfin Funding, Ltd.
0.976%, 07/16/2013 (P)(S)		500,000	499,808
Dexia Credit Local
0.652%, 03/05/2013 (P)(S)		300,000	299,149
Everest Reinsurance Holdings, Inc.
5.400%, 10/15/2014		1,000,000	1,084,704
FIH Erhvervsbank A/S
2.000%, 06/12/2013 (S)		100,000	102,204
Ford Motor Credit Company LLC
7.250%, 10/25/2011		2,150,000	2,182,263
7.800%, 06/01/2012		150,000	156,867
General Electric Capital Corp.
0.247%, 09/21/2012 (P)		2,700,000	2,702,865
ICICI Bank, Ltd.
2.008%, 02/24/2014 (P)(S)		200,000	198,747
ING Bank Australia, Ltd.
5.668%, 06/24/2014 (P)	AUD	600,000	647,771
JPMorgan Chase & Company
0.997%, 05/02/2014 (P)		$400,000	400,120
LeasePlan Corp. NV
3.000%, 05/07/2012 (S)		300,000	306,666
Liberty Mutual Group, Inc.
5.750%, 03/15/2014 (S)		900,000	954,712
Macquarie Bank, Ltd.
2.600%, 01/20/2012 (S)		200,000	202,479
Merrill Lynch & Company, Inc.
0.482%, 06/05/2012 (P)		1,100,000	1,097,917
Morgan Stanley
0.590%, 01/09/2014 (P)		800,000	779,949
0.726%, 10/18/2016 (P)		1,300,000	1,196,762
1.730%, 11/29/2013 (P)	EUR	200,000	282,477
1.760%, 03/01/2013 (P)		200,000	286,378
NIBC Bank NV
2.800%, 12/02/2014 (S)		$1,600,000	1,665,048
Nordea Bank AB
1.181%, 01/14/2014 (P)(S)		1,200,000	1,210,506
Royal Bank of Scotland PLC
1.450%, 10/20/2011 (S)		1,500,000	1,504,910
1.653%, 10/15/2012 (P)		300,000	303,882
3.000%, 12/09/2011 (S)		100,000	101,144
Santander US Debt SA Unipersonal
1.046%, 03/30/2012 (P)(S)		1,300,000	1,300,107
SLM Corp.
4.162%, 03/15/2012 (P)		1,027,000	1,017,059
The Goldman Sachs Group, Inc.
0.697%, 03/22/2016 (P)		2,100,000	1,980,386
Vita Capital III, Ltd.
1.366%, 01/01/2012 (P)(S)		600,000	595,740
Westpac Banking Corp.
3.585%, 08/14/2014 (S)		400,000	425,825
Westpac Securities NZ, Ltd.
2.500%, 05/25/2012 (S)		200,000	203,231
			42,580,584

The accompanying notes are an integral part of the financial statements.

68

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Industrials - 0.92%
International Lease Finance Corp.
6.500%, 09/01/2014 (S)		$100,000	$106,000
6.625%, 11/15/2013		800,000	828,000
6.750%, 09/01/2016 (S)		100,000	106,500
7.125%, 09/01/2018 (S)		100,000	107,000
			1,147,500
Materials - 0.87%
Rexam PLC
6.750%, 06/01/2013 (S)		1,000,000	1,086,398
Telecommunication Services - 1.10%
TDC A/S
3.500%, 02/23/2015	EUR	600,000	878,338
Telefonica Emisiones SAU
0.603%, 02/04/2013 (P)		$500,000	492,378
			1,370,716
TOTAL CORPORATE BONDS (Cost $44,219,136)			$46,391,173

MUNICIPAL BONDS - 0.24%
North Carolina - 0.24%
North Carolina State Education
Assistance Authority, Series 2011-2,
Class A1 0.785%, 10/26/2020		300,000	299,376
TOTAL MUNICIPAL BONDS (Cost $299,419)			$299,376

COLLATERALIZED MORTGAGE
OBLIGATIONS - 10.16%
Commercial & Residential - 8.65%
Arran Residential Mortgages
Funding PLC, Series 2011-1A,
Class A2B 2.874%, 11/19/2047 (P)(S)	EUR	1,700,000	2,461,906
Banc of America Large Loan, Inc.,
Series 2009-UB1, Class A4A
5.692%, 06/24/2050 (P)(S)		$250,000	274,124
BCAP LLC Trust
Series 2011-RR5, Class 12A1,
5.923%, 03/26/2037		100,000	77,800
Series 2011-RR5, Class 5A1,
6.385%, 08/26/2037		400,000	393,600
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-3, Class 3A2,
2.611%, 05/25/2033 (P)		178,797	175,586
Series 2005-1, Class 2,
2.769%, 03/25/2035 (P)		63,285	49,210
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A3
2.100%, 08/25/2035 (P)		87,493	81,613
Commercial Mortgage Pass Through
Certificates, Series 2010-C1, Class A1
3.156%, 07/10/2046 (S)		98,755	99,402
Countrywide Alternative Loan Trust,
Series 2007-OA4, Class A1
0.356%, 05/25/2047 (P)		640,650	421,353
Countrywide Home Loan Mortgage Pass
Through Trust, Series 2003-HYB3,
Class 7A1 2.903%, 11/19/2033 (P)		59,573	58,440
Credit Suisse Mortgage Capital
Certificates, Series 2009-RR1,
Class A3A 5.383%, 02/15/2040 (S)		100,000	107,585
Fosse Master Issuer PLC,
Series 2011-1A, Class A2
1.619%, 10/18/2054 (P)(S)		500,000	499,317
Granite Mortgages PLC, Series 2004-3,
Class 3A2 1.015%, 09/20/2044 (P)	GBP	215,664	$332,718
Greenpoint Mortgage Funding Trust,
Series 2005-AR1, Class A2
0.406%, 06/25/2045 (P)		$419,290	277,373
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A2,
1.317%, 03/06/2020 (P)(S)		250,000	245,436
Series 2010-C1, Class A2,
4.592%, 08/10/2043 (S)		600,000	602,545
GSR Mortgage Loan Trust,
Series 2005-AR1, Class 1A1
3.042%, 01/25/2035 (P)		42,729	37,934
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
2.677%, 10/15/2054 (P)(S)	EUR	700,000	1,017,878
Indymac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
5.067%, 11/25/2035 (P)		$136,230	114,042
JP Morgan Mortgage Trust
Series 2007-A1, Class 1A1,
2.968%, 07/25/2035 (P)		126,628	119,968
Series 2005-A6, Class 2A1,
3.141%, 08/25/2035 (P)		102,124	85,467
Mastr Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
2.447%, 12/25/2033 (P)		204,902	189,330
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-3, Class 5A
0.436%, 11/25/2035 (P)		490,725	420,450
NCUA Guaranteed Notes
Series 2010-R1, Class 1A,
0.640%, 10/07/2020 (P)		267,743	268,246
Series 2010-R3, Class 2A,
0.750%, 12/08/2020 (P)		286,015	287,645
RBSCF Trust, Series 2010-RR4,
Class CMLA
6.213%, 12/16/2049 (P)(S)		100,000	109,293
Securitized Asset Sales, Inc.,
Series 1993-6, Class A5
2.565%, 11/26/2023 (P)		4,144	3,983
Sequoia Mortgage Trust, Series 2007-3,
Class 1A1 0.386%, 07/20/2036 (P)		114,639	90,028
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-19, Class 2A1,
1.678%, 01/25/2035 (P)		143,759	91,003
Series 2004-1, Class 4A2,
2.580%, 02/25/2034 (P)		258,491	239,348
Series 2004-18, Class 5A,
5.500%, 12/25/2034 (P)		369,185	340,459
Structured Asset Mortgage
Investments, Inc., Series 2004-AR5,
Class 1A1 0.516%, 10/19/2034 (P)		177,564	157,695
Structured Asset Securities Corp.,
Series 2006-NC1, Class A6
0.236%, 05/25/2036 (P)		1,850	1,827
Vornado DP LLC, Series 2010-VNO,
Class A2FX 4.004%, 09/13/2028 (S)		600,000	583,712
Wachovia Bank Commercial
Mortgage Trust, Series 2004-C14,
Class A4 5.088%, 08/15/2041 (P)		100,000	106,931

The accompanying notes are an integral part of the financial statements.

69

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR15, Class A1A1,
0.446%, 11/25/2045 (P)		$199,306	$165,252
Series 2006-AR17, Class 1A1A,
1.088%, 12/25/2046 (P)		174,641	120,830
Series 2002-AR17, Class 1A,
1.478%, 11/25/2042 (P)		32,335	27,723
Series 2005-AR10, Class 3A1,
5.523%, 08/25/2035 (P)		39,325	34,344
			10,771,396
U.S. Government Agency - 1.51%
Federal Home Loan Mortgage Corp.
Series 2638, Class FA,
0.587%, 11/15/2016 (P)		48,393	48,417
Series 3172, Class FK,
0.637%, 08/15/2033 (P)		567,763	565,122
Series T-62, Class 1A1,
1.484%, 10/25/2044 (P)		742,514	734,333
Federal National Mortgage Association
Series 2006-118, Class A2,
0.246%, 12/25/2036 (P)		123,171	119,314
Series 2004-63, Class FA,
0.336%, 08/25/2034 (P)		144,170	138,153
Series 2003-W8, Class 3F2,
0.536%, 05/25/2042 (P)		125,954	125,008
Series 2004-W9, Class 1A2,
5.950%, 02/25/2044		142,761	146,377
			1,876,724
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $13,029,029)			$12,648,120

ASSET BACKED SECURITIES - 4.89%
Aquilae CLO PLC, Series 2006-1X,
Class A
1.469%, 01/17/2023 (P)	EUR	189,299	249,371
Bear Stearns Asset
Backed Securities, Inc.
Series 2006-HE9, Class 1A1,
0.236%, 11/25/2036 (P)		$6,697	6,439
Series 2006-AQ1, Class 2A1,
0.266%, 10/25/2036 (P)		122,142	118,024
Citibank Omni Master Trust
Series 2009-A8, Class A8,
2.287%, 05/16/2016 (P)(S)		600,000	607,222
Series 2009-A14A, Class A14,
2.937%, 08/15/2018 (P)(S)		400,000	420,505
Equity One Asset Backed Securities, Inc.,
Series 2004-1, Class AV2
0.486%, 04/25/2034 (P)		86,245	65,134
HSBC Home Equity Loan Trust,
Series 2006-2, Class A1
0.336%, 03/20/2036 (P)		134,397	123,492
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 2A1
0.236%, 10/25/2036 (P)		12,747	9,618
Illinois Student Assistance Commission,
Series 2010-1, Class A1
0.754%, 04/25/2017 (P)		227,395	227,250
Landmark CDO, Ltd., Series 2005-1A,
Class A1L
0.554%, 06/01/2017 (P)(S)		295,727	287,886
LCM LP, Series 5A, Class A1
0.477%, 03/21/2019 (P)(S)		$500,000	$474,983
Magnolia Funding, Ltd., Series 2010-1A,
Class A
1.835%, 04/11/2021 (P)	EUR	464,742	633,642
Navigator CDO, Ltd., Series 2003-1A,
Class A2
1.111%, 11/15/2015 (P)(S)		$94,225	94,153
Nelnet Student Loan Trust,
Series 2008-4, Class A2
0.974%, 07/25/2018 (P)		85,304	85,721
Park Place Securities, Inc.,
Series 2005-WCW1, Class A1B
0.446%, 09/25/2035 (P)		30,826	27,617
Penta CLO SA, Series 2007-1X,
Class A1
1.934%, 06/04/2024 (P)	EUR	193,661	249,244
SLM Student Loan Trust
Series 2010-C, Class A1,
1.837%, 12/15/2017 (P)(S)		$144,819	145,815
Series 2009-CT, Class 1A,
2.350%, 04/15/2039 (P)(S)		350,736	351,612
Series 2009-C, Class A,
4.500%, 11/16/2043 (P)(S)		474,669	457,402
Symphony CLO, Ltd., Series 2007-3A,
Class A1A
0.501%, 05/15/2019 (P)(S)		500,000	466,998
Venture CDO, Ltd., Series 2006-7A,
Class A1A
0.504%, 01/20/2022 (P)(S)		700,000	648,034
Wood Street CLO BV, Series II-A,
Class A1
1.763%, 03/29/2021 (P)(S)	EUR	246,374	331,135
TOTAL ASSET BACKED SECURITIES (Cost $5,998,119)			$6,081,297

PREFERRED SECURITIES - 0.51%
Wells Fargo & Company,
Series L, 7.500%		600	$636,000
TOTAL PREFERRED SECURITIES (Cost $600,000)			$636,000

OPTIONS PURCHASED - 0.04%
Calls - 0.03%
Over the Counter USD Purchased
Options (Expiration Date: 04/30/2012;
Strike Price : $1.25; Counterparty: The
Royal Bank of Scotland PLC) (I)		4,700,000	24,971
Over the Counter USD Purchased
Options (Expiration Date: 04/30/2012;
Strike Price : $1.25; Counterparty:
Goldman Sachs Capital
Markets LP) (I)		2,700,000	14,345
			39,316
Puts - 0.01%
Over the Counter USD Purchased
Options (Expiration Date: 11/19/2012;
Strike Price : $2.00; Counterparty:
Goldman Sachs Capital
Markets LP) (I)		2,000,000	4,675
TOTAL OPTIONS PURCHASED (Cost $29,374)			$43,991

The accompanying notes are an integral part of the financial statements.

70

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 3.56%

COMMERCIAL PAPER - 0.40%
Itau Unibanco S A New York, 1.30%,
07/07/2011 *	$500,000	$499,892
Repurchase Agreement - 3.16%
Barclays Tri-Party Repurchase Agreement
dated 06/30/2011 at 0.010% to be
repurchased at $800,000 on
07/01/2011, collateralized by $719,000
U.S. Treasury Inflation Indexed Bonds,
1.750% due 01/15/2028 (valued at
$823,256, including interest)	800,000	800,000
Credit Suisse Tri-Party Repurchase
Agreement dated 06/30/2011 at
0.010% to be repurchased at
$2,600,001 on 07/01/2011,
collateralized by $2,677,000
U.S. Treasury Notes, 2.375% due
06/30/2018 (valued at $2,672,817,
including interest)	2,600,000	2,600,000
Repurchase Agreement with State
Street Corp. dated 06/30/2011 at
0.010% to be repurchased at $526,000
on 07/01/2011, collateralized by
$540,000 Federal Home Loan
Mortgage Bank, 0.330% due
07/16/2012 (valued at $540,000,
including interest)	526,000	526,000
		3,926,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,425,892)		$4,425,892
Total Investments (Real Return Bond Trust)
(Cost $193,291,010) - 157.90%		$196,471,852
Other assets and liabilities, net - (57.90%)		(72,043,263)
TOTAL NET ASSETS - 100.00%		$124,428,589

Short Term Government Income Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 95.26%

U.S. Government Agency - 71.56%
Federal Agricultural Mortgage Corp.
1.250%, 12/06/2013	$8,440,000	$8,528,493
2.125%, 09/15/2015	16,420,000	16,706,759
2.375%, 07/22/2015	20,010,000	20,295,883
3.150%, 06/05/2014	10,500,000	11,103,204
3.250%, 08/11/2014	3,195,000	3,381,070
5.125%, 04/19/2017 (S)	6,490,000	7,333,908
Federal Farm Credit Bank
1.370%, 12/15/2014	20,270,000	20,179,636
1.625%, 11/19/2014	8,175,000	8,292,467
2.625%, 04/17/2014	7,910,000	8,288,533
3.875%, 10/07/2013	8,430,000	9,039,792
Federal Home Loan Bank
1.000%, 11/18/2013	12,155,000	12,170,133
1.050%, 11/25/2013	6,565,000	6,572,707
1.250%, 09/22/2014	17,000,000	16,959,999
1.625%, 04/14/2014	6,205,000	6,207,712
3.625%, 10/18/2013	7,765,000	8,285,853
Federal Home Loan Mortgage Corp.
1.125%, 10/25/2013	$23,000,000	$23,013,754
1.250%, 12/29/2014	13,442,000	13,341,723
2.667%, 11/01/2033 (P)	56,367	59,124
4.239%, 09/01/2039 (P)	824,940	877,396
4.500%, 08/01/2024 to 11/01/2024	7,755,723	8,213,258
5.398%, 01/01/2037 (P)	501,776	531,655
5.500%, 11/01/2035	1,102,838	1,196,208
5.576%, 05/01/2037 (P)	513,189	547,187
6.000%, 11/01/2028 to 12/01/2028	343,430	378,804
6.500%, 11/01/2037	227,493	255,615
7.000%, to 06/01/2032	487,626	554,044
9.000%, 10/01/2017	8,452	9,406
9.500%, 08/01/2020	35,578	41,868
12.000%, 07/01/2020	3,611	4,045
Federal National Mortgage Association
1.250%, 02/27/2014	8,230,000	8,331,015
1.500%, 04/18/2014	17,575,000	17,726,795
2.250%, 01/01/2033 (P)	27,167	28,230
2.375%, 07/28/2015	7,040,000	7,245,096
2.533%, 09/01/2033 (P)	207,996	217,255
2.625%, 03/14/2016	7,860,000	7,896,848
2.790%, 12/01/2036 (P)	62,583	65,784
3.167%, 10/01/2040 (P)	12,942,781	13,360,541
3.525%, 07/01/2039 (P)	64,523	67,484
4.201%, 08/01/2039 (P)	2,450,875	2,590,728
4.294%, 05/01/2034 (P)	169,306	179,164
4.500%, 06/01/2023 to 03/01/2026	18,670,823	19,818,777
4.949%, 04/01/2048 (P)	22,580	24,224
5.000%, 04/01/2019 to 03/01/2025	2,917,469	3,133,434
5.500%, 04/01/2018 to 08/01/2040	11,095,229	12,041,800
6.000%, 10/01/2036 to 03/01/2037	4,859,696	5,365,921
6.500%, 02/01/2026 to 01/01/2039	27,882,757	31,515,892
7.000%, 07/01/2022 to 07/01/2034	1,206,556	1,370,605
7.500%, 09/01/2029 to 07/01/2034	295,059	338,060
8.000%, 07/01/2014 to 03/01/2033	528,319	599,489
8.500%, 08/01/2019	134,329	153,546
9.000%, 05/01/2021	3,318	3,526
11.500%, 09/15/2013 to 09/01/2019	17,377	18,891
12.000%, 01/01/2013 to 04/20/2016	48,136	53,971
12.500%, 09/20/2015	7,348	8,301
13.500%, 11/15/2014	2,742	2,840
Government National Mortgage Association
3.500%, 10/20/2039 (P)	3,142,168	3,304,136
3.750%, 10/20/2039 (P)	1,907,074	2,009,694
4.000%, 08/20/2039 to 12/20/2039 (P)	8,894,771	9,419,872
5.000%, 03/20/2040	252,753	274,532
6.000%, 09/15/2038 to 01/20/2039	1,364,930	1,512,812
6.500%, 02/15/2034 to 09/15/2034	590,727	672,728
7.500%, 02/15/2022 to 12/15/2027	251,814	289,140
8.000%, 12/15/2025	118,045	122,988
8.500%, 11/15/2015 to 06/15/2025	279,324	315,226
Tennessee Valley Authority
4.375%, 06/15/2015	20,195,000	22,296,350
4.750%, 08/01/2013	6,925,000	7,502,427
6.000%, 03/15/2013	6,365,000	6,942,006
6.790%, 05/23/2012	17,729,000	18,747,336
		417,937,700
U.S. Government - 23.70%
U.S. Treasury Notes
0.750%, 08/15/2013 (L)	29,505,000	29,659,429
1.125%, 12/15/2012	20,830,000	21,062,713
1.250%, 08/31/2015	5,410,000	5,382,950

The accompanying notes are an integral part of the financial statements.

71

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
1.250%, 09/30/2015 (L)	$8,010,000	$7,954,310
1.500%, 12/31/2013	3,680,000	3,757,626
1.750%, 03/31/2014	3,225,000	3,313,688
1.875%, 06/15/2012	20,605,000	20,927,757
2.000%, 01/31/2016 (L)	5,840,000	5,950,411
2.000%, 04/30/2016	5,275,000	5,351,224
2.125%, 05/31/2015	22,370,000	23,116,263
2.500%, 04/30/2015	11,425,000	11,977,502
		138,453,873
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $547,669,837)		$556,391,573

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.37%
Federal Home Loan Mortgage Corp.
Series 2525, Class AM,
4.500%, 04/15/2032	692,679	712,151
Series 3499, Class PA,
4.500%, 08/15/2036	1,655,382	1,753,737
Federal National Mortgage Association
Series 2003-W14, Class 2A,
4.126%, 01/25/2043 (P)	1,171,430	1,223,046
Series 2010-53, Class MA,
4.500%, 09/25/2037	4,388,615	4,652,330
Government National Mortgage Association
Series 2010-88, Class BA,
4.500%, 01/20/2036	9,318,683	9,838,478
Series 2010-91, Class GA,
4.500%, 09/20/2036	1,426,245	1,521,153
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $19,610,554)		$19,700,895

PREFERRED SECURITIES - 0.03%
Financials - 0.03%
Federal Home Loan Mortgage Corp., Series Z
(8.375% to 12/31/2012, then higher of
3 month LIBOR + 4.160% or
7.875%) 12/31/2012 (I)(Q)	39,750	117,263
Federal National Mortgage Association,
Series S (8.250% to 12/31/2015, then the
higher of 3 month LIBOR + 4.230 or
7.750%) 12/31/2015 (I)(Q)	28,575	61,436
		178,699
TOTAL PREFERRED SECURITIES (Cost $1,708,125)		$178,699

SECURITIES LENDING COLLATERAL - 0.97%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	564,563	5,650,087
TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,649,236)		$5,650,087

SHORT-TERM INVESTMENTS - 0.30%

REPURCHASE AGREEMENT - 0.30%
Repurchase Agreement with State Street Corp.
dated 06/30/2011 at 0.010% to be
repurchased at $1,721,000 on 07/01/2011,
collateralized by $1,650,000 U.S. Treasury
Note, 3.125% due 04/30/2017 (valued at
$1,760,255, including interest)	$1,721,000	$1,721,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,721,000)		$1,721,000
Total Investments (Short Term Government Income Trust)
(Cost $576,358,752) - 99.93%		$583,642,254
Other assets and liabilities, net - 0.07%		423,951
TOTAL NET ASSETS - 100.00%		$584,066,205

Strategic Income Opportunities Trust
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 21.19%
Argentina - 1.01%
Provincia de Buenos Aires
10.875%, 01/26/2021 (S)		$575,000	$541,110
11.750%, 10/05/2015 (S)		1,960,000	2,048,200
Provincia de Cordoba
12.375%, 08/17/2017 (S)		635,000	663,575
Provincia de Neuquen Argentina
7.875%, 04/26/2021 (S)		1,025,000	1,049,293
Republic of Argentina
7.000%, 10/03/2015		320,000	315,840
			4,618,018
Australia - 0.69%
New South Wales Treasury Corp.
6.000%, 04/01/2016	AUD	2,105,000	2,323,644
New South Wales Treasury Corp.,
Series 12
6.000%, 05/01/2012		774,000	837,966
			3,161,610
Brazil - 0.47%
Federative Republic of Brazil
10.250%, 01/10/2028	BRL	3,100,000	2,165,124
Canada - 2.36%
Canada Housing Trust No 1
2.750%, 06/15/2016 (S)	CAD	1,040,000	1,086,972
4.600%, 09/15/2011 (S)		2,000,000	2,087,905
Government of Canada
2.500%, 06/01/2015		1,500,000	1,579,164
Province of Ontario
4.500%, 03/08/2015		925,000	1,032,419
6.250%, 06/16/2015	NZD	5,777,000	5,052,889
			10,839,349
Indonesia - 1.81%
Republic of Indonesia
9.500%, 06/15/2015 to 07/15/2031	IDR	42,820,000,000	5,460,970
10.000%, 07/15/2017		10,880,000,000	1,446,704
12.500%, 03/15/2013		7,635,000,000	982,771
14.250%, 06/15/2013		3,250,000,000	434,789
			8,325,234

The accompanying notes are an integral part of the financial statements.

72

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)

Malaysia - 0.47%
Government of Malaysia
3.835%, 08/12/2015	MYR	6,350,000	$2,137,793

Mexico - 0.46%
Government of Mexico
7.500%, 06/21/2012	MXN	24,107,200	2,112,562

New Zealand - 1.39%
Government of New Zealand,
Series 1217
6.000%, 12/15/2017	NZD	7,160,000	6,370,912

Norway - 1.21%
Government of Norway
4.500%, 05/22/2019	NOK	9,087,000	1,830,852
5.000%, 05/15/2015		18,498,000	3,719,877
			5,550,729
Peru - 0.07%
Republic of Peru
7.350%, 07/21/2025		$280,000	342,020

Philippines - 1.96%
Republic of Philippines
4.950%, 01/15/2021	PHP	33,000,000	759,605
5.875%, 12/16/2020		127,403,440	2,845,996
8.125%, 12/16/2035		230,634,520	5,374,117
			8,979,718
Singapore - 1.81%
Republic of Singapore
1.375%, 10/01/2014	SGD	6,500,000	5,435,996
2.875%, 07/01/2015		1,250,000	1,099,136
3.250%, 09/01/2020		2,030,000	1,783,845
			8,318,977
South Korea - 2.49%
Korea Development Bank
2.440%, 05/25/2012		750,000	615,329
Republic of Korea, Series 1212
4.250%, 12/10/2012	KRW	8,330,000,000	7,865,240
Republic of Korea, Series 1809
5.750%, 09/10/2018		2,890,000,000	2,958,709
			11,439,278
Sweden - 1.86%
Kingdom of Sweden
3.750%, 08/12/2017	SEK	21,250,000	3,543,011
Kingdom of Sweden, Series 1047
5.000%, 12/01/2020		17,300,000	3,198,607
Svensk Exportkredit AB
7.625%, 06/30/2014	NZD	1,975,000	1,778,143
			8,519,761
Ukraine - 0.09%
Government of Ukraine
7.950%, 02/23/2021 (S)		$380,000	396,150

United Kingdom - 3.04%
Government of United Kingdom
3.750%, 09/07/2020	GBP	1,583,000	2,613,808
4.750%, 03/07/2020		6,335,000	11,321,665
			13,935,473
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $89,930,468)			$97,212,708

CORPORATE BONDS - 51.68%
Consumer Discretionary - 8.07%
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		$855,000	$831,488
11.000%, 11/01/2015 (S)		1,000,000	1,065,000
Allison Transmission, Inc., PIK
11.250%, 11/01/2015 (S)		1,000,600	1,060,636
AMC Entertainment, Inc.
8.750%, 06/01/2019		495,000	522,225
9.750%, 12/01/2020 (S)		1,160,000	1,186,100
Ameristar Casinos, Inc.
7.500%, 04/15/2021 (S)		320,000	330,000
Automotores Gildemeister SA
8.250%, 05/24/2021 (S)		600,000	618,000
Beazer Homes USA, Inc.
9.125%, 05/15/2019 (S)		330,000	283,800
CCH II LLC/CCH II Capital Corp.
13.500%, 11/30/2016		1,515,720	1,784,760
CCM Merger, Inc.
8.000%, 08/01/2013 (S)		1,517,000	1,490,453
CCO Holdings LLC/CCO
Holdings Capital Corp.
7.000%, 01/15/2019		415,000	427,450
7.000%, 01/15/2019 (S)		245,000	251,738
Chrysler Group LLC/CG Company-
Issuer, Inc.
8.250%, 06/15/2021 (S)		370,000	362,600
Cinemark USA, Inc.
7.375%, 06/15/2021 (S)		560,000	557,200
Citadel Broadcasting Corp.
7.750%, 12/15/2018 (S)		115,000	122,188
Clear Channel Communications, Inc.
9.000%, 03/01/2021 (S)		475,000	454,813
10.750%, 08/01/2016		1,685,000	1,520,713
Clear Channel Communications, Inc.,
PIK
11.000%, 08/01/2016		1,011,255	894,961
Empire Today LLC/Empire Today
Finance Corp.
11.375%, 02/01/2017 (S)		820,000	844,600
Exide Technologies
8.625%, 02/01/2018 (S)		710,000	738,400
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)		1,450,000	725
Giraffe Acquisition Corp.
9.125%, 12/01/2018 (S)		455,000	427,700
Hillman Group, Inc.
10.875%, 06/01/2018		130,000	140,238
10.875%, 06/01/2018 (S)		100,000	107,875
Hyundai Capital America
3.750%, 04/06/2016 (S)		315,000	315,968
Jacobs Entertainment, Inc.
9.750%, 06/15/2014		1,640,000	1,664,600
Landry’s Holdings, Inc.
11.500%, 06/01/2014 (S)		1,290,000	1,286,775
Landry’s Restaurants, Inc.
11.625%, 12/01/2015		365,000	390,550
11.625%, 12/01/2015 (S)		215,000	230,050
Lear Corp., Series B, Escrow Certificates
8.750%, 12/01/2016 (I)		1,415,000	38,913
Little Traverse Bay Bands of Odawa
Indians
9.000%, 08/31/2020 (S)		520,000	452,400
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036		695,000	744,362
Mandalay Resort Group
6.375%, 12/15/2011		555,000	559,856

The accompanying notes are an integral part of the financial statements.

73

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Mashantucket Western Pequot Tribe,
Series A
8.500%, 11/15/2015 (H)(S)		$3,075,000	$276,750
MGM Resorts International
6.750%, 09/01/2012		5,000	5,025
Mohegan Tribal Gaming Authority
7.125%, 08/15/2014		1,875,000	1,293,750
8.000%, 04/01/2012		655,000	530,550
MTR Gaming Group, Inc.
12.625%, 07/15/2014		1,555,000	1,607,481
Nexstar Broadcasting, Inc.
7.000%, 01/15/2014		264,000	261,360
Nexstar Broadcasting, Inc., PIK
7.000%, 01/15/2014		805,996	797,936
Pokagon Gaming Authority
zero coupon, (S)(Z)		506,000	521,813
Radio One, Inc., PIK
15.000%, 05/24/2016 (S)		339,041	344,127
Regal Cinemas Corp.
8.625%, 07/15/2019		440,000	462,000
Regal Entertainment Group
9.125%, 08/15/2018		305,000	315,675
Reynolds Group Issuer, Inc./Reynolds
Group Issuer LLC
8.750%, 05/15/2018 (S)		565,000	555,113
Seminole Indian Tribe of Florida
7.750%, 10/01/2017 (S)		220,000	227,700
Shaw Communications, Inc.
5.500%, 12/07/2020	CAD	555,000	573,449
6.500%, 06/02/2014		325,000	367,587
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)		$955,000	1,012,300
Sirius XM Radio, Inc.
8.750%, 04/01/2015 (S)		1,590,000	1,752,975
Sonic Automotive, Inc.
9.000%, 03/15/2018		70,000	73,675
Standard Pacific Corp.
8.375%, 05/15/2018		65,000	64,431
SuperMedia, Inc., Escrow Certificates
8.000%, 11/15/2016 (I)		2,685,000	0
Tenneco, Inc.
6.875%, 12/15/2020		555,000	564,713
The Goodyear Tire & Rubber Company
10.500%, 05/15/2016		318,000	357,750
Videotron Ltee
7.125%, 01/15/2020 (S)	CAD	420,000	448,311
Waterford Gaming LLC
8.625%, 09/15/2014 (S)		$2,769,893	1,262,523
XM Satellite Radio, Inc.
13.000%, 08/01/2013 (S)		1,420,000	1,664,950
Young Broadcasting, Inc.
10.000%, 03/01/2011 (H)		1,105,000	0
			37,049,081
Consumer Staples - 2.74%
Anheuser-Busch InBev Worldwide, Inc.
9.750%, 11/17/2015	BRL	2,111,000	1,420,274
Arcor SAIC
7.250%, 11/09/2017 (S)		$270,000	286,875
B&G Foods, Inc.
7.625%, 01/15/2018		180,000	189,450
Corp. Pesquera Inca SAC
9.000%, 02/10/2017 (S)		375,000	389,063
Del Monte Foods Company
7.625%, 02/15/2019 (S)		375,000	378,750
Diversey, Inc.
8.250%, 11/15/2019		$535,000	$627,288
Grupo Bimbo SAB de CV
4.875%, 06/30/2020 (S)		230,000	230,629
JBS Finance II, Ltd.
8.250%, 01/29/2018 (S)		1,180,000	1,203,600
Marfrig Holding Europe BV
8.375%, 05/09/2018 (S)		900,000	859,950
Revlon Consumer Products Corp.
9.750%, 11/15/2015		505,000	542,875
Viterra, Inc.
8.500%, 07/07/2014	CAD	5,210,000	5,807,196
Yankee Candle Company, Inc.
8.500%, 02/15/2015		$90,000	92,700
Yankee Candle Company, Inc., Series B
9.750%, 02/15/2017		500,000	526,250
			12,554,900
Energy - 5.04%
Alpha Natural Resources, Inc.
6.000%, 06/01/2019		145,000	144,638
6.250%, 06/01/2021		1,125,000	1,130,625
Anadarko Petroleum Corp.
6.375%, 09/15/2017		260,000	297,877
Arch Coal, Inc.
7.000%, 06/15/2019 (S)		170,000	169,575
Bumi Investment Pte, Ltd.
10.750%, 10/06/2017 (S)		1,345,000	1,528,189
Calfrac Holdings LP
7.500%, 12/01/2020 (S)		900,000	909,000
Drummond Company, Inc.
7.375%, 02/15/2016		1,700,000	1,746,750
Energy Future Holdings Corp., PIK
11.250%, 11/01/2017		7,317	6,366
Energy Partners, Ltd.
8.250%, 02/15/2018 (S)		385,000	363,825
Forbes Energy Services, Ltd.
9.000%, 06/15/2019 (S)		450,000	443,250
Harvest Operations Corp.
6.875%, 10/01/2017 (S)		80,000	82,600
Inkia Energy, Ltd.
8.375%, 04/04/2021 (S)		1,400,000	1,435,000
MarkWest Energy Partners LP/MarkWest
Energy Finance Corp.
6.500%, 08/15/2021		495,000	491,288
McMoRan Exploration Company
11.875%, 11/15/2014		1,505,000	1,625,400
Niska Gas Storage US LLC/Niska Gas
Storage Canada ULC
8.875%, 03/15/2018		560,000	588,000
Offshore Group Investments, Ltd.
11.500%, 08/01/2015		2,570,000	2,794,875
OGX Petroleo e Gas Participacoes SA
8.500%, 06/01/2018 (S)		1,760,000	1,810,160
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018		200,000	196,250
Pan American Energy LLC
7.875%, 05/07/2021 (S)		160,000	169,600
Pertamina Persero PT
5.250%, 05/23/2021 (S)		565,000	568,955
6.500%, 05/27/2041 (S)		400,000	396,000
PHI, Inc.
8.625%, 10/15/2018		1,725,000	1,802,625
RDS Ultra-Deepwater, Ltd.
11.875%, 03/15/2017 (S)		1,090,000	1,220,800

The accompanying notes are an integral part of the financial statements.

74

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Reliance Holdings USA, Inc.
4.500%, 10/19/2020 (S)		$250,000	$233,424
Targa Resources Partners LP
8.250%, 07/01/2016		845,000	891,475
Trinidad Drilling, Ltd.
7.875%, 01/15/2019 (S)		435,000	450,225
W&T Offshore, Inc.
8.500%, 06/15/2019 (S)		805,000	815,063
Westmoreland Coal
Company/Westmoreland Partners
10.750%, 02/01/2018 (S)		790,000	813,700
			23,125,535
Financials - 17.78%
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		2,165,000	2,365,479
Ameriprise Financial, Inc. (7.518% to
06/01/2016, then 3 month
LIBOR + 2.905%)
06/01/2066		130,000	135,525
Banco Continental SA via Continental
Trustees Cayman, Ltd. (7.375% to
10/07/2020, then 3 month
LIBOR + 6.802%)
10/07/2040 (S)		505,000	505,471
Banco de Galicia y Buenos Aires
8.750%, 05/04/2018 (S)		950,000	954,750
BanColombia SA
5.950%, 06/03/2021 (S)		850,000	862,750
CapitaMalls Asia Treasury, Ltd.
3.950%, 08/24/2017	SGD	3,250,000	2,736,173
Chubb Corp. (6.375% until 04/15/2017,
then 3 month LIBOR + 2.250%)
03/29/2067		$780,000	807,300
Citizens Republic Bancorp, Inc.
5.750%, 02/01/2013		500,000	446,290
Corp Andina de Fomento
3.750%, 01/15/2016		250,000	253,346
Council of Europe Development Bank
5.250%, 05/27/2013	AUD	1,680,000	1,804,649
Country Garden Holdings Company
11.125%, 02/23/2018 (S)		$330,000	339,900
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)		270,000	271,312
DuPont Fabros Technology LP
8.500%, 12/15/2017		395,000	431,538
E*Trade Financial Corp.
6.750%, 06/01/2016		590,000	578,200
Emeralds
0.460%, 08/04/2020 (H)(P)(S)		104,967	94,470
Eurofima
6.000%, 01/28/2014	AUD	1,395,000	1,518,653
European Bank for Reconstruction &
Development
9.250%, 09/10/2012	BRL	14,060,000	9,052,310
European Investment Bank
4.250%, 02/04/2015	NOK	6,400,000	1,210,512
5.375%, 05/20/2014	AUD	3,030,000	3,252,802
7.000%, 01/18/2012	NZD	1,450,000	1,225,758
Export-Import Bank of Korea
6.500%, 01/25/2012 (S)	INR	38,100,000	852,642
First Tennessee Bank NA
5.050%, 01/15/2015		$618,000	645,786
General Electric Capital
Australia Funding Pty, Ltd.
6.000%, 05/15/2013	AUD	580,000	$622,700
6.500%, 11/15/2011		1,810,000	1,946,886
7.000%, 10/08/2015		2,800,000	3,065,928
General Electric Capital Corp.
4.875%, 04/05/2016	SEK	10,000,000	1,617,429
General Electric Capital Corp., Series A
7.625%, 12/10/2014	NZD	4,415,000	3,951,974
Genworth Financial, Inc.
7.700%, 06/15/2020		$112,000	116,633
Glen Meadow Pass-Through Trust
(6.505% to 02/15/2017, then 3 month
LIBOR +2.125%)
02/12/2067 (S)		1,885,000	1,658,800
GTP Acquisition Partners I LLC
7.628%, 06/15/2016 (S)		890,000	890,000
Hongkong Land Treasury Services
(Singapore) Pte, Ltd.
3.860%, 12/29/2017	SGD	250,000	214,692
Inter-American Development Bank
4.750%, 01/10/2014	INR	55,850,000	1,241,625
Inter-American Development Bank,
Series INTL
7.250%, 05/24/2012	NZD	4,665,000	3,999,985
Inter-American Development Bank,
Series MPLE
4.250%, 12/02/2012	CAD	480,000	516,147
International Finance Corp.
7.500%, 02/28/2013	AUD	1,627,000	1,813,430
Kreditanstalt fuer Wiederaufbau
4.000%, 12/15/2014	NOK	10,010,000	1,882,299
5.750%, 05/13/2015	AUD	4,775,000	5,156,639
6.500%, 11/15/2011	NZD	539,000	451,972
7.000%, 10/22/2012	IDR	15,900,000,000	1,878,946
Lancer Finance Company SPV, Ltd.
5.850%, 12/12/2016 (S)		$85,546	88,031
Lincoln National Corp. (7.000% to
5/17/2016, then 3 month
LIBOR + 2.358%)
05/17/2066		900,000	901,620
Local TV Finance LLC, PIK
9.250%, 06/15/2015 (S)		316,031	316,426
Longfor Properties Company, Ltd.
9.500%, 04/07/2016 (S)		290,000	298,700
M&I Marshall & Ilsley Bank
5.000%, 01/17/2017		1,769,000	1,913,232
MetLife, Inc.
6.400%, 12/15/2036		755,000	736,125
Morgan Stanley
11.500%, 10/22/2020 (S)	BRL	2,922,000	1,909,743
Nationstar Mortgage/Nationstar
Capital Corp.
10.875%, 04/01/2015 (S)		$175,000	182,000
Offshore Group Investments, Ltd.
11.500%, 08/01/2015 (S)		450,000	489,375
Realogy Corp.
11.500%, 04/15/2017		2,030,000	2,060,450
12.000%, 04/15/2017		2,103,315	2,082,282
Regions Financial Corp.
7.375%, 12/10/2037		275,000	259,527
Standard Chartered Bank
2.220%, 07/05/2013	SGD	1,750,000	1,453,918

The accompanying notes are an integral part of the financial statements.

75

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Symetra Financial Corp. (8.300% to
10/15/2017, then 3 month
LIBOR + 4.177%)
10/15/2037 (S)		$990,000	$1,012,275
Synovus Financial Corp.
5.125%, 06/15/2017		230,000	209,151
Temasek Financial I, Ltd.
3.265%, 02/19/2020	SGD	1,250,000	1,073,657
The Royal Bank of Scotland PLC
1.871%, 03/31/2014 (P)		2,500,000	2,032,032
The South Financial Group, Inc.
1.674%, 09/01/2037 (P)		$170,000	138,550
Western Alliance Bancorp
10.000%, 09/01/2015		845,000	899,925
Wilmington Trust Corp.
8.500%, 04/02/2018		876,000	1,069,021
XL Group PLC., Series E (6.500% to
04/15/2017, then 3 month
LIBOR + 2.458%)
04/15/2017 (Q)		390,000	357,825
Yanlord Land Group, Ltd.
10.625%, 03/29/2018 (S)		450,000	463,500
Zions Bancorporation
6.000%, 09/15/2015		255,000	265,217
			81,584,283
Health Care - 1.47%
Alere, Inc.
8.625%, 10/01/2018		1,410,000	1,438,200
BioScrip, Inc.
10.250%, 10/01/2015		1,245,000	1,299,469
Catalent Pharma Solutions, Inc., PIK
9.500%, 04/15/2015		1,550,593	1,550,593
Community Health Systems, Inc.
8.875%, 07/15/2015		315,000	324,450
Endo Pharmaceuticals Holdings, Inc.
7.250%, 01/15/2022 (S)		530,000	537,950
Giant Funding Corp.
8.250%, 02/01/2018 (S)		325,000	338,813
LifePoint Hospitals, Inc.
6.625%, 10/01/2020		160,000	164,800
PharmaNet Development Group, Inc.
10.875%, 04/15/2017 (S)		175,000	218,750
Valeant Pharmaceuticals International
7.000%, 10/01/2020 (S)		580,000	561,150
Vanguard Health Systems, Inc.
zero coupon, 02/01/2016 (Z)		485,000	319,494
			6,753,669
Industrials - 5.05%
Aeropuertos Argentina 2000 SA
10.750%, 12/01/2020 (S)		685,020	737,308
America West Airlines 2001-1 Pass
Through Trust
7.100%, 04/02/2021		146,355	145,257
American Railcar Industries, Inc.
7.500%, 03/01/2014		315,000	322,088
Avis Budget Car Rental LLC/Avis
Budget Finance, Inc.
9.625%, 03/15/2018		325,000	346,938
B-Corp Merger Sub, Inc.
8.250%, 06/01/2019 (S)		365,000	361,350
Colt Defense LLC/Colt Finance Corp.
8.750%, 11/15/2017		85,000	73,206
Covanta Holding Corp.
7.250%, 12/01/2020		$1,385,000	$1,447,880
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022		1,401,041	1,457,083
Delta Air Lines, Inc.
12.250%, 03/15/2015 (S)		485,000	537,138
Global Aviation Holdings, Inc.
14.000%, 08/15/2013		1,475,000	1,449,188
Grupo KUO SAB de CV
9.750%, 10/17/2017 (S)		675,000	734,738
Hawker Beechcraft Acquisition
Company LLC
8.500%, 04/01/2015		402,000	314,565
Kansas City Southern de Mexico SA
de CV
8.000%, 02/01/2018		445,000	482,825
Kratos Defense & Security
Solutions, Inc.
10.000%, 06/01/2017		200,000	211,000
Lonking Holdings, Ltd.
8.500%, 06/03/2016 (S)		775,000	770,418
Mega Advance Investments, Ltd.
5.000%, 05/12/2021 (S)		570,000	560,959
Navios Maritime Holdings, Inc./Navios
Maritime Finance II U.S., Inc.
8.125%, 02/15/2019 (S)		375,000	360,000
Navios South American
Logistics, Inc./Navios Logistics
Finance
9.250%, 04/15/2019 (S)		240,000	241,800
Nortek, Inc.
10.000%, 12/01/2018 (S)		915,000	915,000
Odebrecht Finance, Ltd.
7.500%, 09/14/2015 (Q)(S)		295,000	296,475
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)		130,000	141,700
SCF Capital, Ltd.
5.375%, 10/27/2017 (S)		905,000	906,177
Smiths Group PLC
7.200%, 05/15/2019 (S)		290,000	328,659
Swift Services Holdings, Inc.
10.000%, 11/15/2018		765,000	809,944
TAM Capital 3, Inc.
8.375%, 06/03/2021 (S)		775,000	784,688
Thermadyne Holdings Corp.
9.000%, 12/15/2017 (S)		435,000	454,575
TransDigm, Inc.
7.750%, 12/15/2018 (S)		815,000	855,750
Tutor Perini Corp.
7.625%, 11/01/2018		1,100,000	1,056,000
United Air Lines 2009-1 Pass
Through Trust
10.400%, 11/01/2016		950,031	1,077,050
United Air Lines 2009-2A Pass
Through Trust
9.750%, 01/15/2017		373,755	427,015
United Air Lines, Inc.
9.875%, 08/01/2013 (S)		157,000	164,850
12.000%, 11/01/2013 (S)		1,105,000	1,185,113
Votorantim Cimentos SA
7.250%, 04/05/2041 (S)		430,000	424,625
Western Express, Inc.
12.500%, 04/15/2015 (S)		1,590,000	1,502,550

The accompanying notes are an integral part of the financial statements.

76

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
WPE International Cooperatief UA
10.375%, 09/30/2020 (S)		$1,220,000	$1,293,200
			23,177,112
Information Technology - 1.08%
Brightstar Corp.
9.500%, 12/01/2016 (S)		1,155,000	1,235,850
CommScope, Inc.
8.250%, 01/15/2019 (S)		330,000	339,900
EH Holding Corp.
7.625%, 06/15/2021 (S)		110,000	112,200
Equinix, Inc.
8.125%, 03/01/2018		730,000	794,788
First Data Corp.
8.875%, 08/15/2020 (S)		110,000	117,425
Freescale Semiconductor, Inc.
9.250%, 04/15/2018 (S)		135,000	145,463
Seagate HDD Cayman
7.000%, 11/01/2021 (S)		860,000	860,000
Vangent, Inc.
9.625%, 02/15/2015		1,325,000	1,338,250
			4,943,876
Materials - 6.11%
AbitibiBowater, Inc.
10.250%, 10/15/2018 (S)		1,011,000	1,094,408
American Pacific Corp.
9.000%, 02/01/2015		2,630,000	2,577,400
APERAM
7.750%, 04/01/2018 (S)		430,000	433,225
Ball Corp.
6.750%, 09/15/2020		110,000	116,738
Berry Plastics Corp.
8.250%, 11/15/2015		875,000	923,125
9.750%, 01/15/2021		470,000	454,725
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)		235,000	256,150
7.375%, 10/04/2015 (Q)(S)		410,000	420,250
Cascades, Inc.
7.875%, 01/15/2020		25,000	26,031
Celulosa Arauco y Constitucion SA
5.000%, 01/21/2021		400,000	396,492
China Oriental Group Company, Ltd.
7.000%, 11/17/2017 (S)		665,000	641,725
CSN Islands XII Corp.
7.000%, 09/23/2015 (Q)(S)		820,000	805,650
Essar Steel Algoma, Inc.
9.375%, 03/15/2015 (S)		495,000	496,238
Ferro Corp.
7.875%, 08/15/2018		590,000	612,125
Fufeng Group, Ltd.
7.625%, 04/13/2016 (S)		1,100,000	1,036,750
Graham Packaging
Company LP/GPC Capital Corp. I
8.250%, 01/01/2017 to 10/01/2018		585,000	651,863
9.875%, 10/15/2014		590,000	605,488
Grupo Papelero Scribe SA
8.875%, 04/07/2020 (S)		285,000	262,913
Longview Fibre Paper & Packaging, Inc.
8.000%, 06/01/2016 (S)		295,000	296,475
Mercer International, Inc.
9.500%, 12/01/2017		610,000	654,225
Metinvest BV
8.750%, 02/14/2018 (S)		950,000	983,250
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (S)		$1,540,000	$1,536,150
NewPage Corp.
11.375%, 12/31/2014		2,005,000	1,869,663
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016		435,000	473,063
PE Paper Escrow GmbH
12.000%, 08/01/2014 (S)		315,000	355,950
Polymer Group, Inc.
7.750%, 02/01/2019 (S)		155,000	155,388
Rain CII Carbon LLC/CII Carbon Corp.
8.000%, 12/01/2018 (S)		2,770,000	2,950,050
Sappi Papier Holding GmbH
6.625%, 04/15/2021 (S)		250,000	243,125
7.500%, 06/15/2032 (S)		950,000	845,500
Suzano Trading, Ltd.
5.875%, 01/23/2021 (S)		1,410,000	1,369,815
U.S. Corrugated, Inc.
10.000%, 06/12/2013		785,000	777,150
Vale Overseas, Ltd.
4.625%, 09/15/2020		310,000	308,101
Vedanta Resources PLC
8.250%, 06/07/2021 (S)		1,260,000	1,269,450
Verso Paper Holdings LLC/Verso
Paper, Inc.
8.750%, 02/01/2019 (S)		1,625,000	1,446,250
Winsway Coking Coal Holding, Ltd.
8.500%, 04/08/2016 (S)		745,000	689,125
			28,034,026
Telecommunication Services - 3.38%
Affinion Group Holdings, Inc.
11.625%, 11/15/2015 (S)		790,000	790,000
Axtel SAB de CV
7.625%, 02/01/2017 (S)		60,000	57,000
9.000%, 09/22/2019 (S)		2,125,000	2,075,063
Bakrie Telecom Pte, Ltd.
11.500%, 05/07/2015 (S)		950,000	973,750
Broadview Networks Holdings, Inc.
11.375%, 09/01/2012		545,000	516,388
Data & Audio Visual Enterprises
Wireless, Inc.
9.500%, 04/29/2018	CAD	550,000	565,996
Digicel Group, Ltd.
8.875%, 01/15/2015 (S)		$295,000	301,638
Digicel, Ltd.
8.250%, 09/01/2017 (S)		1,120,000	1,162,000
Frontier Communications Corp.
8.500%, 04/15/2020		235,000	256,150
GXS Worldwide, Inc.
9.750%, 06/15/2015		825,000	835,313
Intelsat Luxembourg SA
11.250%, 02/04/2017		1,495,000	1,605,256
Level 3 Financing, Inc.
10.000%, 02/01/2018		630,000	676,463
NII Capital Corp.
8.875%, 12/15/2019		445,000	491,169
Satmex Escrow SA de CV
9.500%, 05/15/2017 (S)		630,000	642,600
SBA Tower Trust
5.101%, 04/15/2017 (S)		275,000	286,688
SingTel Group Treasury Pte, Ltd.
3.488%, 04/08/2020	SGD	1,000,000	845,467
Sprint Capital Corp.
8.750%, 03/15/2032		$1,085,000	1,174,513

The accompanying notes are an integral part of the financial statements.

77

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Telecommunication Services (continued)
West Corp.
11.000%, 10/15/2016		$1,760,000	$1,865,600
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)		380,000	395,200
			15,516,254
Utilities - 0.96%
AES Andres Dominicana, Ltd./Itabo
Dominicana
9.500%, 11/12/2020 (S)		1,180,000	1,257,880
Centrais Eletricas do Para SA
10.500%, 06/03/2016 (S)		625,000	649,281
Cia de Eletricidade do Estado da Bahia
11.750%, 04/27/2016	BRL	1,200,000	824,656
Cia de Saneamento Basico do Estado de
Sao Paulo
6.250%, 12/16/2020 (S)		$555,000	568,875
Dubai Electricity & Water Authority
7.375%, 10/21/2020 (S)		1,070,000	1,100,763
			4,401,455
TOTAL CORPORATE BONDS (Cost $224,338,976)			$237,140,191

CAPITAL PREFERRED SECURITIES - 1.37%
Financials - 1.37%
BB&T Capital Trust IV (6.820% to
06/12/2037 then 3 month
LIBOR + 2.110% quarterly or 1 month
LIBOR + 2.108%) 06/12/2057		$395,000	$399,938
Cullen/Frost Capital Trust II
1.804%, 03/01/2034 (P)		826,000	669,480
Fifth Third Capital Trust IV (6.500% to
04/15/2017 then 3 month
LIBOR + 1.368%) 04/15/2037		395,000	388,088
First Midwest Capital Trust I, Series B
6.950%, 12/01/2033		150,000	138,000
First Tennessee Capital II
6.300%, 04/15/2034		130,000	125,450
M&T Capital Trust II
8.277%, 06/01/2027		370,000	371,838
North Fork Capital Trust II
8.000%, 12/15/2027		385,000	392,700
Regions Financing Trust II (6.625% to
5/15/2027, then 3 month LIBOR
1.290%) 05/15/2047		1,390,000	1,237,100
SunTrust Capital VIII (6.100% to
12/15/2036, then 1 month
LIBOR + 1.965%) 12/15/2036		665,000	651,700
The South Financial Group, Inc. (1.630%
to 12/15/2012, then 1 month
LIBOR + 1.320%) 09/15/2037		300,000	244,500
Wachovia Capital Trust III
5.570%, 08/29/2011 (P)(Q)		1,500,000	1,372,500
Wells Fargo Capital XV (9.750% to
09/26/2013, then 3 month
LIBOR + 5.830%) 09/26/2013 (Q)		285,000	300,675
			6,291,969
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $6,121,891)			$6,291,969

CONVERTIBLE BONDS - 2.89%
Consumer Discretionary - 1.00%
D.R. Horton, Inc. 2.000%, 05/15/2014		$260,000	$287,950
Ford Motor Company
4.250%, 11/15/2016		$155,000	$265,631
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)		2,750,000	4,042,500
			4,596,081
Consumer Staples - 0.09%
Alliance One International, Inc.
5.500%, 07/15/2014		440,000	420,750

Energy - 0.33%
Chesapeake Energy Corp.
2.250%, 12/15/2038		605,000	548,281
2.500%, 05/15/2037		260,000	273,650
James River Coal Company
3.125%, 03/15/2018 (S)		405,000	402,975
Newpark Resources, Inc.
4.000%, 10/01/2017		250,000	291,563
			1,516,469
Financials - 0.47%
Ares Capital Corp.
5.750%, 02/01/2016 (S)		1,130,000	1,186,500
Janus Capital Group, Inc.
3.250%, 07/15/2014		120,000	129,900
MF Global Holdings, Ltd.
1.875%, 02/01/2016		225,000	223,031
Old Republic International Corp.
3.750%, 03/15/2018		620,000	613,800
			2,153,231
Health Care - 0.27%
Dendreon Corp. 2.875%, 01/15/2016		971,000	1,066,886
Gilead Sciences, Inc.
1.000%, 05/01/2014 (S)		65,000	72,313
Teleflex, Inc. 3.875%, 08/01/2017		95,000	109,488
			1,248,687
Industrials - 0.34%
United Continental Holdings, Inc.
4.500%, 06/30/2021		1,210,000	1,211,573
United Rentals, Inc. 4.000%, 11/15/2015		150,000	359,250
			1,570,823
Materials - 0.04%
Owens-Brockway Glass Container, Inc.
3.000%, 06/01/2015 (S)		160,000	157,600

Telecommunication Services - 0.35%
Clearwire
Communications LLC/Clearwire
Finance, Inc. 8.250%, 12/01/2040 (S)		1,785,000	1,584,188
TOTAL CONVERTIBLE BONDS (Cost $11,021,458)			$13,247,829

MUNICIPAL BONDS - 3.46%
California - 0.62%
Bay Area Toll Authority
7.043%, 04/01/2050		150,000	163,968
City of Long Beach
7.282%, 11/01/2030		170,000	163,547
County of Siskiyou
6.100%, 06/01/2037		355,000	335,116
Los Angeles County Public Works
Financing Authority
7.488%, 08/01/2033		705,000	753,441

The accompanying notes are an integral part of the financial statements.

78

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
California (continued)
Los Angeles Department of Water &
Power
6.603%, 07/01/2050	$715,000	$767,174
Modesto Irrigation District Financing
Authority
7.204%, 10/01/2040	465,000	481,405
San Diego County Regional Airport
Authority
6.628%, 07/01/2040	160,000	161,379
		2,826,030
District of Columbia - 0.18%
District of Columbia Water & Sewer
Authority
5.522%, 10/01/2044	615,000	604,188
Metropolitan Washington Airports
Authority, Series D
8.000%, 10/01/2047	240,000	235,034
		839,222
Florida - 0.26%
County of Sarasota
7.401%, 10/01/2040	1,090,000	1,187,392

Georgia - 0.17%
Municipal Electric Authority of Georgia
7.055%, 04/01/2057	830,000	786,010

Hawaii - 0.05%
University of Hawaii
6.034%, 10/01/2040	245,000	246,940

Illinois - 0.24%
City of Chicago
7.168%, 01/01/2041	385,000	386,890
Northern Illinois Municipal Power
Agency
7.820%, 01/01/2040	650,000	731,569
		1,118,459
Massachusetts - 0.04%
Commonwealth of Massachusetts
5.731%, 06/01/2040	170,000	182,617

Michigan - 0.10%
County of Wayne
10.000%, 12/01/2040	425,000	456,578

Nevada - 0.02%
County of Clark
6.000%, 07/01/2028	70,000	71,512

New Jersey - 0.19%
New Jersey Transportation Trust Fund
Authority
6.104%, 12/15/2028	870,000	890,924

New York - 0.32%
City of New York
5.517%, 10/01/2037	620,000	619,684
6.271%, 12/01/2037	425,000	466,561
Port Authority of New York & New
Jersey
5.647%, 11/01/2040	385,000	393,728
		1,479,973
Ohio - 0.40%
American Municipal Power, Inc.
5.939%, 02/15/2047	810,000	785,238
8.084%, 02/15/2050	$855,000	$1,069,836
		1,855,074
Oklahoma - 0.17%
Grand River Dam Authority
7.155%, 06/01/2040	730,000	756,448

Pennsylvania - 0.14%
Pennsylvania Turnpike Commission
5.511%, 12/01/2045	675,000	646,029

Texas - 0.35%
City of San Antonio
5.808%, 02/01/2041	750,000	794,910
Dallas Area Rapid Transit
5.022%, 12/01/2048	465,000	440,783
Dallas-Fort Worth International Airport
Facilities Improvement
7.000%, 01/01/2016	350,000	355,919
		1,591,612
Virginia - 0.17%
Virginia Resources Authority
6.290%, 11/01/2040	745,000	771,500

Washington - 0.04%
Washington State Convention Center
Public Facilities District
6.790%, 07/01/2040	185,000	194,713
TOTAL MUNICIPAL BONDS (Cost $15,254,415)		$15,901,033

TERM LOANS (M) - 5.10%
Consumer Discretionary - 1.73%
Caesars Entertainment Operating
Company, Inc.
4.476%, 01/26/2018	1,850,000	1,609,500
CCM Merger, Inc.
7.000%, 03/01/2017	265,369	268,272
Clear Channel Communications, Inc.
3.836%, 01/28/2016	1,205,032	1,015,239
Dex Media West LLC
7.000%, 10/24/2014	845,733	701,958
Hubbard Broadcasting, Inc.
8.750%, 04/30/2018	100,000	101,375
Kalispel Tribal Economic Authority
7.500%, 02/22/2017	1,100,000	1,075,250
Las Vegas Sands LLC
- 11/23/2016 (T)	541,222	524,008
- 11/23/2016 (T)	107,319	103,906
Michaels Stores, Inc.
2.537%, 10/31/2013	1,463,684	1,436,407
Mood Media Corp.
7.000%, 04/30/2018	440,000	432,300
10.250%, 10/31/2018	160,000	157,800
Vertis, Inc.
11.750%, 12/31/2015	546,675	496,108
		7,922,123
Consumer Staples - 0.09%
Revlon Consumer Products Corp.
4.750%, 11/17/2017	410,000	410,000

Energy - 0.35%
Alpha Natural Resources, Inc.
- 01/27/2012 (T)	1,585,000	1,585,000

The accompanying notes are an integral part of the financial statements.

79

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (M) (continued)
Financials - 0.12%
Realogy Corp.
- 10/10/2013 (T)	$532,881	$494,580
- 10/10/2013 (T)	67,119	62,295
		556,875
Health Care - 0.65%r
Cardinal Health, Inc.
2.436%, 04/10/2014	1,823,445	1,741,390
Community Health Systems, Inc.
2.504%, 07/25/2014	669,993	647,126
National Mentor Holdings, Inc.
- 02/09/2017 (T)	600,000	598,050
		2,986,566
Industrials - 0.93%
BakerCorp, Inc.
- 04/28/2012 (T)	1,104,000	1,104,000
Bourland & Leverich Supply
Company LLC
11.003%, 08/13/2015	121,875	126,328
Hawker Beechcraft
Acquisition Company LLC
2.193%, 03/26/2014	658,549	553,346
2.246%, 03/26/2014	40,723	34,218
Travelport LLC
- 08/21/2015 (T)	570,175	544,517
US Airways Group, Inc.
2.686%, 03/21/2014	2,086,970	1,886,099
		4,248,508
Information Technology - 0.13%
First Data Corp.
2.936%, 09/24/2014	63,195	58,462
4.186%, 03/23/2018	593,821	544,097
		602,559
Materials - 0.22%
Consolidated Container Company LLC
5.688%, 09/28/2014	1,100,000	998,250

Telecommunication Services - 0.69%
Intelsat Jackson Holdings SA
3.285%, 02/02/2014	700,000	701,896
5.250%, 04/02/2018	905,000	907,451
LightSquared LP
- 10/01/2014 (T)	957,566	923,453
Unitek Global Services
9.750%, 04/16/2018	645,000	646,604
		3,179,404
Utilities - 0.19%
Texas Competitive Electric
Holdings Company LLC
3.690%, 10/10/2014	552,799	461,686
4.730%, 10/10/2017	552,799	431,951
		893,637
TOTAL TERM LOANS (Cost $23,229,870)		$23,382,922

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.05%

COMMERCIAL & RESIDENTIAL - 3.53%
American Home Mortgage Assets,
Series 2006-6, Class XP IO
2.321%, 12/25/2046	$14,567,482	$906,192
American Tower Trust, Series 2007-1A,
Class C
5.615%, 04/15/2037 (S)	$260,000	$277,244
Bear Stearns Alt-A Trust, Series 2004-13,
Class A1
0.926%, 11/25/2034 (P)	1,195,430	1,059,473
Chase Mortgage Finance Corp.,
Series 2007-A1, Class 2A1
2.775%, 02/25/2037 (P)	408,291	401,725
Countrywide Alternative Loan Trust,
Series 2006-OA12, Class X IO
2.656%, 09/20/2046	14,291,580	956,047
Downey Savings & Loan Association
Mortgage Loan Trust,
Series 2005-AR2, Class X2 IO
2.523%, 03/19/2045	10,399,142	438,948
Global Tower Partners Acquisition
Partners LLC, Series 2007-1A,
Class G
7.874%, 05/15/2037 (S)	870,000	892,334
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 3A1
2.720%, 09/25/2035 (P)	1,106,925	978,626
Harborview Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	14,355,930	92,022
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	17,317,509	114,296
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	21,389,391	117,428
Series 2005-8, Class 1X IO,
2.355%, 09/19/2035	9,615,300	485,793
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO,
1.836%, 10/25/2036	26,692,246	1,334,612
Series 2005-AR18, Class 1X IO,
2.147%, 10/25/2036	26,253,560	1,312,678
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-3,
Class A4
5.414%, 07/12/2046 (P)	238,000	256,266
MLCC Mortgage Investors, Inc.
0.820%, 11/25/2029 (P)	225,382	210,113
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1,
2.654%, 10/25/2034 (P)	638,284	592,957
Series 2004-9, Class 1A,
5.914%, 11/25/2034 (P)	2,477,771	2,386,599
Structured Asset Securities Corp.,
Series 2003-7A, Class 3A6
2.523%, 12/25/2033 (P)	673,998	637,459
WaMu Mortgage Pass
Through Certificates
Series 2005-AR6, Class B1,
0.786%, 04/25/2045 (P)	3,368,612	513,120
Series 2005-AR13, Class B1,
0.786%, 10/25/2045 (P)	2,078,196	392,916
Series 2005-AR13, Class X IO,
1.604%, 10/25/2045	38,875,744	1,863,851
		16,220,699
U.S. Government Agency - 0.52%
Federal National Mortgage Association
Series 402, Class 4 IO,
4.000%, 10/25/2039	989,515	205,395

The accompanying notes are an integral part of the financial statements.

80

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
COMMERCIAL & RESIDENTIAL (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 402, Class 3 IO,
4.000%, 11/25/2039		$895,136	$190,867
4.000%, 01/25/2041		911,258	239,829
Series 398, Class C3 IO,
4.500%, 05/25/2039		814,952	176,007
Series 402, Class 7 IO,
4.500%, 11/25/2039		1,114,454	244,094
Series 407, Class 4 IO,
4.500%, 03/25/2041		1,534,761	396,178
Series 407, Class 7 IO,
5.000%, 03/25/2041		2,810,770	618,366
Series 407, Class 8 IO,
5.000%, 03/25/2041		1,295,185	313,305
			2,384,041
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $13,562,895)			$18,604,740

ASSET BACKED SECURITIES - 0.62%
Aircraft Certificate Owner Trust,
Series 2003-1A, Class E
7.001%, 09/20/2022 (S)		$305,000	$283,650
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2,
5.261%, 04/25/2037 (S)		900,000	911,250
Series 2007-1, Class M1,
7.629%, 04/25/2037 (S)		1,000,000	1,020,000
Ford Auto Securitization Trust,
Series 2010-R3A, Class A1
1.926%, 06/15/2013 (S)	CAD	591,078	613,730
TOTAL ASSET BACKED SECURITIES (Cost $2,610,312)			$2,828,630

COMMON STOCKS - 2.87%
Consumer Discretionary - 0.83%
Charter
Communications, Inc., Class A (I)		65,436	$3,550,557
Dex One Corp. (I)		6,463	16,351
Greektown Superholdings, Inc. (I)		269	18,965
Lear Corp.		58	3,102
SuperMedia, Inc. (I)		16,551	62,066
Vertis Holdings, Inc. (I)		8,371	154,864
			3,805,905
Financials - 1.77%
Ameris Bancorp (I)		5,721	50,745
Apollo Investment Corp.		80,316	820,026
Ares Capital Corp.		117,236	1,883,983
Capitol Federal Financial, Inc.		17,165	201,860
Chimera Investment Corp.		103,775	359,062
Homburg Canada Real Estate
Investment Trust, Class A (I)		214,087	2,819,125
Invesco Mortgage Capital, Inc.		28,224	596,373
MFA Financial, Inc.		51,565	414,583
Plum Creek Timber Company, Inc.		11,129	451,170
Weyerhaeuser Company		22,945	501,578
			8,098,505
Health Care - 0.23%
Johnson & Johnson		13,285	883,718
Laboratory Corp. of
America Holdings (I)		1,914	185,256
			1,068,974
Telecommunication Services - 0.04%
Chunghwa Telecom Company, Ltd., ADR		5,473	$189,092
TOTAL COMMON STOCKS (Cost $12,547,140)			$13,162,476

PREFERRED SECURITIES - 3.74%
Consumer Discretionary - 0.26%
General Motors Company,
Series B, 4.750%		14,932	727,786
Greektown
Superholdings, Inc., Series A (I)		6,111	458,325
			1,186,111
Energy - 0.27%
Apache Corp., Series D, 6.000% (I)		18,825	1,240,944

Financials - 2.99%
Bank of America Corp.,
Series L, 7.250%		3,500	3,504,200
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)		7,250	201,405
Citigroup, Inc., 7.500%		14,530	1,745,780
FelCor Lodging Trust, Inc.,
Series A, 1.950% (I)		30,070	785,128
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)		21,225	543,359
MetLife, Inc., 5.000%		36,643	3,020,482
Strategic Hotels & Resorts, Inc.,
Series C, 8.250% (I)		14,225	402,283
Wells Fargo & Company,
Series L, 7.500%		2,205	2,337,300
Zions Bancorporation, Series C, 9.500%		46,200	1,207,668
			13,747,605
Utilities - 0.22%
PPL Corp., 8.750% (I)		18,265	1,002,902
TOTAL PREFERRED SECURITIES (Cost $16,473,295)			$17,177,562

OPTIONS PURCHASED - 0.29%
Put Options - 0.29%
Over the Counter Purchase Put on the
EUR vs. USD (Expiration Date:
09/30/2011; Strike Price $1.28;
Counterparty: Morgan Stanley &
Company, Inc.) (I)		25,600,000	85,709
Over the Counter Purchase Put on the
EUR vs. USD (Expiration Date:
11/10/2011; Strike Price $1.38;
Counterparty: Morgan Stanley &
Company, Inc.) (I)		20,000,000	460,161
Over the Counter Purchase Put on the
EUR vs. USD (Expiration Date:
11/24/2011; Strike Price $1.35;
Counterparty: State Street
Bank and Trust Company) (I)		20,000,000	377,590
Over the Counter Purchase Put on the
GBP vs. USD (Expiration Date:
09/23/2011; Strike Price $1.53;
Counterparty: State Street
Global Markets) (I)		20,000,000	189,577
Over the Counter Purchase Put on the
JPY vs. USD (Expiration Date:
09/28/2011; Strike Price $87;
Counterparty: Morgan Stanley &
Company, Inc.) (I)		20,000,000	44,960

The accompanying notes are an integral part of the financial statements.

81

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
OPTIONS PURCHASED (continued)
Put Options (continued)
Over the Counter Purchase Put on the
USD vs. CAD (Expiration Date:
09/30/2011; Strike Price $0.94;
Counterparty: Morgan Stanley
Company, Inc.) (I)	22,000,000	$153,054
		1,311,051
TOTAL OPTIONS PURCHASED (Cost $2,443,200)		$1,311,051

SHORT-TERM INVESTMENTS - 0.01%

Repurchase Agreement - 0.01%
Repurchase Agreement with State
Street Corp. dated 06/30/2011 at
0.010% to be repurchased at $53,175
on 07/01/2011, collateralized by
$55,000 U.S. Treasury Notes, 1.375%
due 05/15/2013 (valued at $55,958,
including interest)	$53,175	$53,175
TOTAL SHORT-TERM INVESTMENTS (Cost $53,175)		$53,175
Total Investments (Strategic Income Opportunities Trust)
(Cost $417,587,095) - 97.27%		$446,314,286
Other assets and liabilities, net - 2.73%		12,518,192
TOTAL NET ASSETS - 100.00%		$458,832,478

Total Return Trust
		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 30.91%
U.S. Government Agency - 26.79%
Federal Home Loan Mortgage Corp.
2.661%, 06/01/2034 (P)		$299,856	$313,960
2.774%, 01/01/2029 (P)		201,468	211,541
4.500%, TBA		19,000,000	19,550,877
4.500%, 10/01/2039 to 03/01/2041		2,936,672	3,037,262
5.500%, TBA		1,000,000	1,079,664
5.500%, 07/01/2038		3,476,646	3,757,953
6.000%, 03/01/2016 to 03/01/2038		150,374	164,960
Federal National Mortgage Association
1.495%, 06/01/2043 (P)		1,248,527	1,247,378
1.695%, 10/01/2040 (P)		214,274	214,439
2.466%, 09/01/2035 (P)		3,560,933	3,714,573
3.500%, 08/01/2013 to 03/01/2041		138,999,290	137,874,619
4.000%, TBA		15,000,000	15,637,602
4.000%, 09/01/2013 to 06/01/2041		76,955,368	78,115,704
4.026%, 05/01/2036 (P)		2,473,833	2,666,463
4.500%, TBA		264,000,000	273,268,717
4.500%, 09/01/2013 to 05/01/2041		143,262,342	148,588,300
4.745%, 09/01/2035 (P)		382,213	409,466
5.000%, TBA		40,700,000	43,207,637
5.000%, 02/01/2034 to 04/01/2037		9,532,810	10,165,850
5.026%, 05/01/2035 (P)		427,062	458,568
5.500%, 01/01/2017 to 06/01/2040		76,715,367	83,287,985
6.000%, TBA		9,900,000	10,875,021
6.000%, 12/01/2016 to 01/01/2039		101,602,639	111,808,588
6.500%, 03/01/2036 to 11/01/2037		67,527	76,384
Government National
Mortgage Association
1.750%, 01/20/2032 to 02/20/2032 (P)		558,904	576,674
2.125%, 10/20/2029 to 11/20/2029 (P)		$403,228	$416,085
2.375%, 02/20/2024 (P)		142,619	146,704
2.625%, 09/20/2021 (P)		50,085	51,199
3.375%, 05/20/2023 to 05/20/2030 (P)		444,886	458,231
3.500%, 11/15/2040 to 02/15/2041		21,956,048	21,317,593
Small Business Administration
4.504%, 02/10/2014		168,841	177,013
4.880%, 11/01/2024		99,777	106,617
5.130%, 09/01/2023		184,141	197,619
5.520%, 06/01/2024		3,357,705	3,611,624
6.344%, 08/10/2011		62,092	62,499
			976,855,369
U.S. Government - 4.12%
Treasury Inflation Protected Securities
1.750%, 01/15/2028		3,649,322	3,815,822
2.000%, 01/15/2026		4,984,804	5,443,172
2.375%, 01/15/2025 to 01/15/2027		3,334,786	3,812,650
2.500%, 01/15/2029 (F)		18,956,311	22,007,102
3.625%, 04/15/2028		1,251,216	1,646,523
3.875%, 04/15/2029 (F)		8,480,422	11,612,878
U.S. Treasury Notes
0.750%, 06/15/2014		53,500,000	53,420,606
1.500%, 06/30/2016		48,900,000	48,273,469
			150,032,222
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,112,729,401)			$1,126,887,591

FOREIGN GOVERNMENT
OBLIGATIONS - 26.88%
Brazil - 0.05%
Federative Republic of Brazil
10.250%, 01/10/2028	BRL	2,600,000	1,815,910
Canada - 3.44%
Canada Housing Trust
1.375%, 01/27/2014		$5,200,000	5,229,271
2.750%, 12/15/2015 (S)	CAD	5,200,000	5,460,903
3.350%, 12/15/2020 (S)		6,800,000	7,015,256
4.550%, 12/15/2012 (S)		1,600,000	1,731,126
Government of Canada
1.500%, 12/01/2012		3,700,000	3,840,373
1.750%, 03/01/2013		5,700,000	5,934,067
2.000%, 08/01/2013 to 12/01/2014		11,400,000	11,874,285
2.250%, 08/01/2014		1,700,000	1,781,033
2.500%, 09/01/2013		8,600,000	9,080,270
4.500%, 06/01/2015		700,000	790,958
Province of Ontario
1.875%, 09/15/2015		$1,800,000	1,797,673
4.200%, 06/02/2020	CAD	26,900,000	28,924,926
4.600%, 06/02/2039		1,800,000	1,940,125
4.700%, 06/02/2037		36,400,000	39,716,365
Province of Quebec
4.500%, 12/01/2020		300,000	327,314
			125,443,945
China - 0.02%
Export-Import Bank of China
4.875%, 07/21/2015 (S)		$500,000	544,812

The accompanying notes are an integral part of the financial statements.

82

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
France - 0.36%
Societe Financement de
l’Economie Francaise
0.476%, 07/16/2012 (P)(S)		$2,000,000	$2,004,100
2.125%, 05/20/2012	EUR	2,900,000	4,224,548
3.375%, 05/05/2014 (S)		$6,500,000	6,892,035
			13,120,683
Germany - 0.02%
Bundesrepublik Deutschland
3.250%, 07/04/2021	EUR	600,000	886,491

Italy - 0.54%
Republic of Italy
2.100%, 09/15/2016 to 09/15/2021		10,773,736	15,004,911
2.350%, 09/15/2019		3,405,792	4,823,832
			19,828,743
Japan - 20.67%
Government of Japan
zero coupon 07/11/2011
to 09/05/2011 (Z)	JPY	60,670,000,000	753,540,266

Mexico - 0.10%
Government of Mexico
6.000%, 06/18/2015	MXN	34,700,000	2,961,498
9.500%, 12/18/2014		7,800,000	741,732
			3,703,230
Panama - 0.02%
Republic of Panama
7.250%, 03/15/2015		$700,000	824,600

Russia - 0.46%
Government of Russia
3.625%, 04/29/2015		600,000	616,500
7.500%, 03/31/2030		13,667,000	16,109,976
			16,726,476
South Africa - 0.02%
Republic of South Africa
5.875%, 05/30/2022		500,000	553,750

South Korea - 0.50%
Export-Import Bank of Korea
4.125%, 09/09/2015		6,400,000	6,660,422
Korea Development Bank
4.375%, 08/10/2015		9,900,000	10,386,981
Korea Housing Finance Corp.
4.125%, 12/15/2015 (S)		1,100,000	1,135,903
			18,183,306
Spain - 0.53%
Instituto de Credito Oficial
3.276%, 03/25/2014 (P)(S)	EUR	6,000,000	8,645,752
Kingdom of Spain
4.650%, 07/30/2025		8,200,000	10,658,107
			19,303,859
Turkey - 0.15%
Republic of Turkey
7.000%, 09/26/2016		$4,800,000	5,508,000
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $960,498,480)			$979,984,071

CORPORATE BONDS - 26.53%
Consumer Discretionary - 1.00%
Banque PSA Finance
2.146%, 04/04/2014 (P)(S)		5,400,000	5,389,951
Comcast Cable Communications
Holdings, Inc.
8.375%, 03/15/2013		$200,000	$223,972
Comcast Corp.
5.875%, 02/15/2018		1,000,000	1,121,018
6.450%, 03/15/2037		1,000,000	1,069,555
President and Fellows of Harvard
College
6.500%, 01/15/2039 (S)		21,300,000	25,757,025
Volkswagen International Finance NV
0.856%, 04/01/2014 (P)(S)		3,000,000	3,010,212
			36,571,733
Consumer Staples - 0.07%
Anheuser-Busch Companies, Inc.
5.500%, 01/15/2018		200,000	222,696
Kraft Foods, Inc.
6.250%, 06/01/2012		37,000	38,843
Philip Morris International, Inc.
5.650%, 05/16/2018		2,000,000	2,247,668
			2,509,207
Energy - 1.40%
Cameron International Corp.
1.183%, 06/02/2014 (P)		3,500,000	3,514,067
El Paso Corp.
7.750%, 01/15/2032		5,475,000	6,368,914
Gazprom OAO via RBS AG
9.625%, 03/01/2013		100,000	111,800
Gazprom OAO via White Nights
Finance BV
10.500%, 03/08/2014		1,000,000	1,191,940
Gazprom via Gaz Capital SA
6.212%, 11/22/2016 (S)		700,000	756,000
6.510%, 03/07/2022		3,000,000	3,180,000
Gazprom via Gazprom International SA
7.201%, 02/01/2020		51,752	56,797
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)		3,200,000	3,364,634
Novatek Finance, Ltd.
5.326%, 02/03/2016 (S)		1,100,000	1,133,000
Peabody Energy Corp.
7.875%, 11/01/2026		1,200,000	1,347,000
Petrobras International Finance Company
3.875%, 01/27/2016		9,100,000	9,262,462
5.875%, 03/01/2018		10,000,000	10,754,350
Petroleos Mexicanos
5.500%, 01/21/2021		8,200,000	8,597,700
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
5.838%, 09/30/2027 (S)		1,500,000	1,509,870
			51,148,534
Financials - 21.88%
AK Transneft OJSC via
TransCapitalInvest, Ltd.
8.700%, 08/07/2018 (S)		1,300,000	1,597,375
Allstate Life Global Funding Trusts
5.375%, 04/30/2013		3,000,000	3,232,542
Ally Financial, Inc.
3.466%, 02/11/2014 (P)		600,000	589,586
6.000%, 05/23/2012		2,400,000	2,448,000
6.250%, 12/01/2017 (S)		2,900,000	2,879,013
7.000%, 02/01/2012		4,400,000	4,483,600
7.500%, 09/15/2020		100,000	104,500
8.300%, 02/12/2015		2,600,000	2,905,500

The accompanying notes are an integral part of the financial statements.

83

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
American Express Bank FSB
6.000%, 09/13/2017		$300,000	$338,210
American Express Centurion Bank
5.550%, 10/17/2012		2,500,000	2,638,888
6.000%, 09/13/2017		300,000	338,210
American Express Company
7.000%, 03/19/2018		1,000,000	1,176,258
American Express Credit Corp.
5.875%, 05/02/2013		2,800,000	3,013,791
American Express Travel Related
Services Company, Inc.
5.250%, 11/21/2011 (S)		8,800,000	8,953,067
American International Group, Inc.
0.347%, 03/20/2012 (P)		5,200,000	5,168,249
0.386%, 10/18/2011 (P)		300,000	298,551
4.900%, 06/02/2014	CAD	6,100,000	6,388,097
4.950%, 03/20/2012		$700,000	712,600
5.050%, 10/01/2015		800,000	834,667
5.375%, 10/18/2011		3,300,000	3,333,000
5.450%, 05/18/2017		400,000	417,536
5.850%, 01/16/2018		100,000	104,587
6.400%, 12/15/2020		1,800,000	1,936,251
8.250%, 08/15/2018		200,000	229,612
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		12,500,000	13,657,500
ANZ National International, Ltd.
6.200%, 07/19/2013 (S)		3,900,000	4,249,319
Australia & New Zealand Banking
Group, Ltd.
2.125%, 01/10/2014 (S)		4,700,000	4,737,219
Banco Nacional de Desenvolvimento
Economico e Social
4.125%, 09/15/2017 (S)	EUR	1,100,000	1,551,298
Banco Santander Brasil SA
zero coupon 07/13/2011 (S)(Z)		$13,000,000	12,996,100
4.500%, 04/06/2015 (S)		600,000	610,500
Banco Santander Chile
1.524%, 04/20/2012 (P)(S)		6,100,000	6,105,045
Bank of America Corp.
6.500%, 08/01/2016		15,700,000	17,501,088
Bank of America NA
6.000%, 10/15/2036		1,400,000	1,348,956
Bank of China Hong Kong, Ltd.
5.550%, 02/11/2020 (S)		1,200,000	1,212,427
Bank of Montreal
2.850%, 06/09/2015 (S)		2,200,000	2,278,454
Bank of Nova Scotia
1.650%, 10/29/2015 (S)		2,400,000	2,357,801
Barclays Bank PLC
2.375%, 01/13/2014		1,800,000	1,820,889
2.500%, 01/23/2013		20,000,000	20,364,840
5.450%, 09/12/2012		12,500,000	13,168,538
BBVA Bancomer SA
4.500%, 03/10/2016 (S)		1,400,000	1,424,500
6.500%, 03/10/2021 (S)		2,900,000	2,958,000
BNP Paribas SA
1.190%, 01/10/2014 (P)		9,300,000	9,231,310
BPCE SA
2.375%, 10/04/2013 (S)		900,000	914,623
C10 Capital SPV, Ltd. (6.722% to
12/31/2016, then 3 month
LIBOR + 4.710%)
12/31/2016 (Q)(S)		1,500,000	1,110,000
CIT Group, Inc.
5.250%, 04/01/2014 (S)		$1,000,000	$995,000
7.000%, 05/01/2015		7,400,000	7,409,250
Citigroup, Inc.
0.522%, 06/09/2016 (P)		9,600,000	8,823,965
2.262%, 08/13/2013 (P)		2,700,000	2,750,547
5.300%, 10/17/2012		1,600,000	1,678,990
5.500%, 08/27/2012 to 04/11/2013		14,700,000	15,552,968
5.625%, 08/27/2012		2,500,000	2,611,440
5.850%, 07/02/2013		1,000,000	1,071,557
6.125%, 08/25/2036		4,200,000	4,036,423
8.500%, 05/22/2019		1,400,000	1,734,582
Countrywide Financial Corp.
5.800%, 06/07/2012		4,000,000	4,172,476
Credit Suisse/New York NY
2.200%, 01/14/2014		2,200,000	2,228,076
Deutsche Bank AG/London
6.000%, 09/01/2017		6,600,000	7,359,706
Dexia Credit Local
0.652%, 03/05/2013 (P)(S)		25,700,000	25,627,089
0.753%, 04/29/2014 (P)(S)		11,400,000	11,355,848
0.896%, 09/23/2011 (P)(S)		5,300,000	5,305,274
Export-Import Bank of Korea
4.000%, 01/29/2021		1,100,000	1,011,871
FIH Erhvervsbank A/S
0.620%, 06/13/2013 (P)(S)		40,100,000	40,075,860
Ford Motor Credit Company LLC
7.000%, 10/01/2013		500,000	534,228
7.250%, 10/25/2011		100,000	101,501
7.500%, 08/01/2012		3,600,000	3,766,662
7.800%, 06/01/2012		1,600,000	1,673,250
8.000%, 12/15/2016		1,100,000	1,236,327
Fortis Bank Nederland Holding NV
3.000%, 04/17/2012	EUR	1,600,000	2,342,730
General Electric Capital Corp.
5.875%, 01/14/2038		$4,200,000	4,248,586
General Electric Capital Corp. (5.500%
to 09/15/2017, then 3 month
EURIBOR + 2.000%)
09/15/2067 (S)	EUR	12,700,000	17,127,718
General Motors Acceptance Corp.
8.000%, 11/01/2031		$5,100,000	5,446,688
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038		1,500,000	1,616,250
HSBC Bank PLC
2.000%, 01/19/2014 (S)		2,300,000	2,311,788
HSBC Holdings PLC
6.500%, 05/02/2036 to 09/15/2037		2,900,000	2,988,657
ING Bank NV
1.046%, 03/30/2012 (P)(S)		30,400,000	30,517,922
2.000%, 10/18/2013 (S)		1,200,000	1,195,861
2.650%, 01/14/2013 (S)		600,000	608,030
International Lease Finance Corp.
1.037%, 08/15/2011 (P)	EUR	2,400,000	3,460,803
5.300%, 05/01/2012		$2,800,000	2,842,000
5.750%, 05/15/2016		800,000	787,412
Intesa Sanpaolo SpA
2.375%, 12/21/2012		21,100,000	21,261,225
2.658%, 02/24/2014 (P)(S)		5,300,000	5,287,026
JPMorgan Chase & Company
0.992%, 09/26/2013	EUR	500,000	717,987
6.000%, 01/15/2018		$2,500,000	2,779,023

The accompanying notes are an integral part of the financial statements.

84

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)		$1,700,000	$1,825,953
JPMorgan Chase Bank NA
6.000%, 10/01/2017		5,400,000	5,997,402
KeyBank NA
0.840%, 11/21/2011 (P)	EUR	200,000	287,405
LBG Capital No.1 PLC (8.500% to
12/17/2021, then 3 month
LIBOR + 6.921%)
12/17/2021 (Q)(S)		$700,000	661,500
LeasePlan Corp. NV
3.125%, 02/10/2012	EUR	700,000	1,022,997
Lehman Brothers Holdings, Inc.
- 12/23/2008 to 07/18/2011 (H)		$19,600,000	5,047,000
2.881%, 10/22/2008 (H)		6,100,000	1,570,750
6.875%, 05/02/2018 (H)		1,100,000	295,625
11/24/2008 (H)		2,300,000	592,250
Lloyds TSB Bank PLC
4.875%, 01/21/2016		2,800,000	2,862,485
Lloyds TSB Bank PLC (12.000% to
12/16/2024, then 3 month
LIBOR + 11.750%)
12/16/2024 (Q)(S)		14,700,000	15,850,647
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017		4,300,000	4,691,158
6.875%, 04/25/2018		9,300,000	10,284,610
MetLife, Inc.
6.400%, 12/15/2036		1,300,000	1,267,500
Metropolitan Life Global Funding I
0.683%, 07/13/2011 (P)(S)		19,900,000	19,901,970
Monumental Global Funding, Ltd.
5.500%, 04/22/2013 (S)		2,300,000	2,465,416
Morgan Stanley
1.426%, 01/16/2017	EUR	15,000,000	20,113,605
2.761%, 05/14/2013 (P)		$9,400,000	9,651,168
7.300%, 05/13/2019		400,000	453,362
National Australia Bank, Ltd.
5.350%, 06/12/2013 (S)		3,300,000	3,538,880
Nationwide Building Society
6.250%, 02/25/2020 (S)		5,000,000	5,196,485
Nordea Bank AB
2.125%, 01/14/2014 (S)		1,000,000	1,006,720
Pacific LifeCorp.
6.000%, 02/10/2020 (S)		1,200,000	1,286,003
Pricoa Global Funding I
0.373%, 01/30/2012 (P)(S)		3,900,000	3,888,483
0.447%, 09/27/2013 (P)(S)		3,300,000	3,259,671
Principal Life Income Funding Trusts
5.300%, 04/24/2013		2,700,000	2,903,102
5.550%, 04/27/2015		4,300,000	4,768,868
Prudential Financial, Inc.
6.625%, 12/01/2037		900,000	955,520
Qatari Diar Finance QSC
5.000%, 07/21/2020 (S)		900,000	922,500
Resona Bank, Ltd. (5.850% to
04/15/2016, then 3 month
LIBOR + 2.770%)
04/15/2016 (Q)(S)		700,000	698,317
Royal Bank of Scotland PLC
0.561%, 10/14/2016 (P)		1,000,000	883,806
0.986%, 09/29/2015 (P)		800,000	697,003
2.211%, 01/28/2016 (P)	EUR	100,000	127,267
2.625%, 05/11/2012 (S)		$6,300,000	6,418,969
3.950%, 09/21/2015		$4,100,000	$4,117,507
RZD Capital, Ltd.
5.739%, 04/03/2017		3,100,000	3,293,750
Santander US Debt SA Unipersonal
1.046%, 03/30/2012 (P)(S)		22,700,000	22,701,861
2.991%, 10/07/2013 (S)		9,500,000	9,476,336
SLM Corp.
3.125%, 09/17/2012	EUR	5,600,000	8,002,347
5.125%, 08/27/2012		$5,030,000	5,160,609
5.375%, 05/15/2014		1,300,000	1,353,074
6.250%, 01/25/2016		1,100,000	1,140,756
Springleaf Finance Corp
5.625%, 08/17/2011		10,000,000	9,995,000
State Bank of India/London
4.500%, 07/27/2015 (S)		2,900,000	2,975,180
SteelRiver Transmission Company LLC
4.710%, 06/30/2017 (S)		3,920,223	3,979,418
Stone Street Trust
5.902%, 12/15/2015 (S)		7,500,000	7,857,600
Sumitomo Mitsui Banking Corp.
1.950%, 01/14/2014 (S)		2,100,000	2,115,446
Suntrust Bank
0.822%, 12/20/2011	EUR	3,800,000	5,420,912
Swedbank AB
3.625%, 12/02/2011		100,000	146,017
Sydney Airport Finance
Company Pty, Ltd.
5.125%, 02/22/2021 (S)		$600,000	602,587
The Bear Stearns Companies LLC
6.950%, 08/10/2012		4,900,000	5,230,745
The Goldman Sachs Group, Inc.
1.015%, 01/30/2017	EUR	1,000,000	1,354,108
1.042%, 05/23/2016 (P)		2,600,000	3,565,608
5.625%, 01/15/2017		$900,000	952,277
5.950%, 01/18/2018		8,200,000	8,834,237
6.150%, 04/01/2018		3,400,000	3,698,520
6.250%, 09/01/2017		6,600,000	7,278,355
6.375%, 05/02/2018	EUR	300,000	465,930
TNK-BP Finance SA
6.125%, 03/20/2012 (S)		$700,000	721,910
UBS AG/Stamford CT
1.273%, 01/28/2014 (P)		1,000,000	1,004,310
1.359%, 02/23/2012 (P)		3,700,000	3,723,354
5.750%, 04/25/2018		2,400,000	2,600,702
5.875%, 12/20/2017		2,600,000	2,850,424
Vnesheconombank Via VEB
Finance, Ltd.
5.450%, 11/22/2017 (S)		1,200,000	1,224,000
Wachovia Corp.
5.625%, 10/15/2016		300,000	325,511
5.750%, 02/01/2018		7,600,000	8,399,809
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)		75,400,000	81,432,000
Westpac Banking Corp.
0.756%, 07/16/2014 (P)(S)		1,000,000	1,003,979
3.585%, 08/14/2014 (S)		2,700,000	2,874,320
			797,645,589
Health Care - 0.23%
AstraZeneca PLC
5.900%, 09/15/2017		1,400,000	1,630,542

The accompanying notes are an integral part of the financial statements.

85

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health Care (continued)
Roche Holdings, Inc.
7.000%, 03/01/2039 (S)		$5,600,000	$6,796,132
			8,426,674
Industrials - 0.52%
Caterpillar, Inc.
0.425%, 05/21/2013 (P)		12,800,000	12,814,528
International Lease Finance Corp.
6.750%, 09/01/2016 (S)		2,100,000	2,236,500
Noble Group, Ltd.
6.750%, 01/29/2020		2,800,000	2,940,000
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)		1,100,000	1,160,500
			19,151,528
Information Technology - 0.41%
Hewlett-Packard Company
0.534%, 05/24/2013 (P)		14,800,000	14,833,552

Materials - 0.54%
Braskem Finance, Ltd.
5.750%, 04/15/2021 (S)		1,200,000	1,207,560
Corporacion Nacional del Cobre de Chile
6.150%, 10/24/2036 (S)		400,000	434,157
CSN Islands XI Corp.
6.875%, 09/21/2019 (S)		5,000,000	5,456,250
CSN Resources SA
6.500%, 07/21/2020 (S)		4,300,000	4,568,750
Gerdau Holdings, Inc.
7.000%, 01/20/2020 (S)		2,800,000	3,108,000
Gerdau Trade, Inc.
5.750%, 01/30/2021 (S)		900,000	914,625
Rohm & Haas Company
6.000%, 09/15/2017		2,100,000	2,386,354
Vale Overseas, Ltd.
6.250%, 01/23/2017		700,000	791,459
6.875%, 11/21/2036		700,000	760,050
			19,627,205
Telecommunication Services - 0.31%
AT&T Corp.
7.300%, 11/15/2011		1,538,000	1,575,255
AT&T, Inc.
4.950%, 01/15/2013		500,000	529,933
5.500%, 02/01/2018		400,000	445,908
6.300%, 01/15/2038		300,000	317,693
Qtel International Finance, Ltd.
3.375%, 10/14/2016 (S)		200,000	199,500
4.750%, 02/16/2021 (S)		300,000	292,500
Qwest Corp.
7.625%, 06/15/2015		2,700,000	3,051,000
Telecom Italia Capital SA
0.886%, 07/18/2011 (P)		4,800,000	4,799,563
			11,211,352
Utilities - 0.17%
Dominion Resources, Inc.
5.700%, 09/17/2012		150,000	158,543
ENN Energy Holdings, Ltd.
6.000%, 05/13/2021 (S)		600,000	589,151
Nisource Finance Corp.
6.125%, 03/01/2022		4,800,000	5,284,378
PSEG Power LLC
6.950%, 06/01/2012		100,000	105,422
			6,137,494
TOTAL CORPORATE BONDS (Cost $946,073,932)			$967,262,868

CAPITAL PREFERRED SECURITIES - 0.69%
Financials - 0.69%
BAC Capital Trust VII
5.250%, 08/10/2035	GBP	900,000	$1,112,260
Citigroup Capital XXI (8.300% to
12/21/2037, then 3 month
LIBOR + 4.170%)
12/21/2057		$13,700,000	14,008,250
JPMorgan Chase Capital XX
6.550%, 09/29/2036		700,000	701,719
MUFG Capital Finance 5, Ltd. (6.299%
to 01/25/2017, then 6 month GBP
LIBOR + 2.060%)
01/25/2017 (Q)	GBP	700,000	1,078,527
RBS Capital Trust I (4.709% to
07/01/2013, then 3 month
LIBOR + 1.865%)
07/01/2013 (I)(Q)		$2,100,000	1,543,500
State Street Capital Trust IV
1.247%, 06/15/2037 (P)		600,000	485,766
UBS Preferred Funding Trust V (6.243%
to 05/15/2016, then 3 month
LIBOR + 1.615%)
05/15/2016 (Q)		5,400,000	5,292,000
USB Capital IX
3.500%, 10/29/2049 (Q)		500,000	413,270
ZFS Finance USA Trust IV (5.875% to
05/09/2012, then 3 month
LIBOR + 1.815%)
05/09/2032 (S)		438,000	442,143
			25,077,435
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $22,966,277)			$25,077,435

CONVERTIBLE BONDS - 0.50%
Energy - 0.50%
Transocean, Inc.
1.500%, 12/15/2037		$18,400,000	$18,377,000
TOTAL CONVERTIBLE BONDS (Cost $17,129,663)			$18,377,000

MUNICIPAL BONDS - 2.98%
Alaska - 0.21%
Northern Tobacco Securitization Corp.
5.000%, 06/01/2046		12,000,000	7,770,600
California - 0.79%
Bay Area Toll Authority
7.043%, 04/01/2050		4,200,000	4,591,104
California Infrastructure & Economic
Development Bank
6.486%, 05/15/2049		1,100,000	1,110,725
California State University
6.484%, 11/01/2041		2,000,000	2,022,140
City of Los Angeles, CA
5.713%, 06/01/2039		1,000,000	956,080
Los Angeles County Public Works
Financing Authority
7.488%, 08/01/2033		500,000	534,355
7.618%, 08/01/2040		800,000	866,280
Los Angeles Unified School District
4.500%, 07/01/2022		6,200,000	6,436,034
6.758%, 07/01/2034		3,300,000	3,726,030
State of California
5.650%, 04/01/2039 (P)		1,200,000	1,278,252
7.500%, 04/01/2034		1,300,000	1,481,896
7.550%, 04/01/2039		1,300,000	1,494,610

The accompanying notes are an integral part of the financial statements.

86

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or Principal Amount	Value

MUNICIPAL BONDS (continued)
California (continued)
State of California (continued)
7.600%, 11/01/2040		$2,600,000	$3,002,688
University of California
6.398%, 05/15/2031		500,000	524,435
6.548%, 05/15/2048		800,000	814,480
			28,839,109
Illinois - 0.46%
Chicago Transit Authority
6.200%, 12/01/2040		1,300,000	1,307,943
Chicago Transit Authority, Series A
6.300%, 12/01/2021		200,000	214,682
6.899%, 12/01/2040		3,400,000	3,616,784
Chicago Transit Authority, Series B
6.300%, 12/01/2021		400,000	429,364
6.899%, 12/01/2040		3,300,000	3,510,408
Illinois Municipal Electric Agency
6.832%, 02/01/2035		2,700,000	2,936,790
State of Illinois
4.071%, 01/01/2014		3,400,000	3,515,430
6.900%, 03/01/2035		1,000,000	1,040,460
			16,571,861
Iowa - 0.20%
Iowa Tobacco Settlement Authority,
Series A
6.500%, 06/01/2023		350,000	315,774
State of Iowa
6.750%, 06/01/2034		6,400,000	6,903,424
			7,219,198
Nebraska - 0.01%
Public Power Generation Agency
7.242%, 01/01/2041		500,000	522,535

Nevada - 0.39%
City of North Las Vegas
6.572%, 06/01/2040		11,600,000	11,713,680
County of Clark
6.820%, 07/01/2045		2,200,000	2,412,476
			14,126,156
New Jersey - 0.40%
New Jersey State Turnpike Authority
7.414%, 01/01/2040		12,000,000	14,588,040

New York - 0.33%
New York City Municipal Water
Finance Authority
5.882%, 06/15/2044		5,100,000	5,468,220
6.011%, 06/15/2042		1,000,000	1,091,380
6.282%, 06/15/2042		5,100,000	5,284,365
			11,843,965
North Carolina - 0.09%
North Carolina Turnpike Authority
6.700%, 01/01/2039		3,000,000	3,134,580

Ohio - 0.09%
American Municipal Power, Inc.
8.084%, 02/15/2050		2,700,000	3,378,429

Rhode Island - 0.01%
Tobacco Settlement Financing Corp.
6.250%, 06/01/2042		500,000	452,775

Wisconsin - 0.00%
Wisconsin State Clean Water Revenue
5.100%, 06/01/2021		110,000	114,840
5.100%, 06/01/2022		$25,000	$26,100
			140,940
TOTAL MUNICIPAL BONDS (Cost $102,305,839)			$108,588,188

TERM LOANS (M) - 0.22%
Consumer Discretionary - 0.03%
Ford Motor Company
2.940%, 12/15/2013		1,154,924	1,153,403

Financials - 0.19%
AGFS Funding Company
5.500%, 05/10/2017		7,100,000	6,950,602
TOTAL TERM LOANS (Cost $8,210,358)			$8,104,005

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.27%
Commercial & Residential - 5.26%
American Home Mortgage
Investment Trust, Series 2004-4,
Class 4A 2.403%, 02/25/2045 (P)		828,459	733,608
Arran Residential
Mortgages Funding PLC
Series 2010-1A, Class A1B,
2.620%, 05/16/2047 (S)	EUR	1,666,220	2,417,553
Series 2010-1A, Class A2B,
2.820%, 05/16/2047 (S)		5,200,000	7,537,000
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN
1.937%, 11/15/2015 (P)(S)		$2,633,364	2,442,493
Bank of America Funding Corp.
Series 2005-D, Class A1,
2.783%, 05/25/2035 (P)		1,477,487	1,426,687
Series 2004-A, Class 1A3,
4.949%, 09/20/2034 (P)		359,730	359,810
Bank of America
Mortgage Securities, Inc.
Series 2004-2, Class 5A1,
6.500%, 10/25/2031		16,153	16,381
Series 2004-1, Class 5A1,
6.500%, 09/25/2033		127,241	133,058
BCAP LLC Trust
Series 2011-RR4, Class 8A1,
5.250%, 02/26/2036		3,996,780	3,992,043
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037		9,000,000	8,856,000
Series 2011-RR5, Class 12A1,
5.923%, 03/26/2037		600,000	466,800
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-2, Class A1,
2.710%, 03/25/2035 (P)		13,750,601	12,882,085
Series 2002-11, Class 1A2,
2.768%, 02/25/2033 (P)		147,610	131,051
Series 2004-3, Class 1A2,
2.804%, 07/25/2034 (P)		66,467	55,823
Series 2003-8, Class 2A1,
2.864%, 01/25/2034 (P)		825,785	813,694
Series 2004-6, Class 1A1,
2.936%, 09/25/2034 (P)		101,142	74,329
Series 2004-7, Class 1A1,
3.349%, 10/25/2034 (P)		79,325	63,208

The accompanying notes are an integral part of the financial statements.

87

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Adjustable Rate
Mortgage Trust (continued)
Series 2004-9, Class 22A1,
3.582%, 11/25/2034 (P)		$935,802	$896,631
Bear Stearns Alt-A Trust
Series 2006-8, Class 3A1,
0.346%, 02/25/2034 (P)		1,842,636	1,444,358
Series 2005-4, Class 2A1,
2.652%, 05/25/2035 (P)		2,473,909	1,943,953
Series 2005-7, Class 22A1,
2.916%, 09/25/2035 (P)		1,456,536	1,056,477
Series 2004-9, Class 2A1,
3.005%, 09/25/2034 (P)		107,705	80,334
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)		2,000,000	2,200,593
Series 2007-PW18, Class A4,
5.700%, 06/11/2050		5,200,000	5,648,320
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
2.370%, 08/25/2035 (P)		12,297,004	11,684,343
Series 2005-11, Class A2A,
2.670%, 12/25/2035 (P)		550,016	507,735
Commercial Mortgage Pass Through
Certificates, Series 2006-C8, Class A4
5.306%, 12/10/2046		4,100,000	4,387,526
Countrywide Alternative Loan Trust
Series 2007-OA6, Class A1B,
0.386%, 06/25/2037 (P)		12,946,751	8,566,593
Series 2003-J3, Class 2A1,
6.250%, 12/25/2033		42,849	44,040
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2005-3, Class 1A2,
0.476%, 04/25/2035 (P)		382,095	241,908
Series 2004-HYB9, Class 1A1,
2.789%, 02/20/2035 (P)		4,001,277	3,293,375
Series 2004-12, Class 11A2,
2.923%, 08/25/2034 (P)		68,698	52,983
Series 2005-HYB9, Class 3A2A,
3.017%, 02/20/2036 (P)		600,227	469,957
Series 2004-22, Class A3,
3.094%, 11/25/2034 (P)		2,332,957	1,958,632
Series 2003-10, Class A2,
5.750%, 05/25/2033		12,291	12,368
Series 2003-R4, Class 2A,
6.500%, 01/25/2034 (P)(S)		159,705	161,603
Credit Suisse First Boston Mortgage
Securities Corp., Series 2004-AR8,
Class 2A1 2.846%, 09/25/2034 (P)		241,739	227,565
Credit Suisse Mortgage
Capital Certificates
Series 2007-C5, Class A4,
5.695%, 09/15/2040 (P)		11,200,000	11,864,768
Series 2006-C2, Class A3,
5.850%, 03/15/2039 (P)		700,000	762,194
European Loan Conduit, Series 25X,
Class A 1.570%, 05/15/2019 (P)	EUR	414,404	548,800
First Nationwide Trust, Series 2001-3,
Class 1A1 ,
6.750%, 08/21/2031		$3,360	3,464
GMAC Mortgage Corp Loan Trust,
Series 2005-AR6, Class 3A1
5.151%, 11/19/2035 (P)		$590,664	$508,018
Greenpoint Mortgage Funding Trust
Series 2006-AR6, Class A1A,
0.266%, 10/25/2046 (P)		461,370	427,323
Series 2006-AR8, Class 1A1A,
0.266%, 01/25/2047 (P)		448,921	422,237
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A4,
4.799%, 08/10/2042 (P)		300,000	320,367
Series 2007-GG9, Class A4,
5.444%, 03/10/2039		1,600,000	1,715,161
GS Mortgage Securities Corp. II,
Series 2007-EOP, Class A1
1.143%, 03/06/2020 (P)(S)		3,865,058	3,822,604
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 6A1
5.163%, 11/25/2035 (P)		2,364,755	2,239,983
Harborview Mortgage Loan Trust,
Series 2005-2, Class 2A1A
0.406%, 05/19/2035 (P)		553,080	366,796
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
2.677%, 10/15/2054 (P)(S)	EUR	2,900,000	4,216,923
Homebanc Mortgage Trust,
Series 2005-4, Class A1
0.456%, 10/25/2035 (P)		$8,318,179	5,985,670
Impac CMB Trust, IMM 2004-6 1A2
0.966%, 10/25/2034 (P)		13,150,101	11,101,394
Indymac ARM Trust, Series 2001-H2,
Class A2 1.929%, 01/25/2032 (P)		7,494	6,173
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)		5,000,000	4,828,066
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049		500,000	535,740
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)		1,200,000	1,303,905
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1,
5.015%, 02/25/2035 (P)		850,270	843,103
Series 2005-S3, Class 1A2,
5.750%, 01/25/2036		377,186	349,523
Mellon Residential Funding Corp.,
Series 2000-TBC2, Class A1
0.667%, 06/15/2030 (P)		1,597,725	1,535,047
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.396%, 02/25/2036 (P)		1,120,945	817,971
Series 2005-3, Class 5A,
0.436%, 11/25/2035 (P)		932,378	798,855
Series 2005-2, Class 3A,
1.191%, 10/25/2035 (P)		513,253	420,010
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6,
Class A4 5.485%, 03/12/2051 (P)		1,300,000	1,379,838
Morgan Stanley Capital I
Series 2007-XLFA, Class A1,
0.247%, 10/15/2020 (P)(S)		637,777	622,393
Series 2007-IQ14, Class A2FX,
5.610%, 04/15/2049		5,225,564	5,372,782

The accompanying notes are an integral part of the financial statements.

88

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Morgan Stanley Capital I (continued)
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049	$400,000	$438,627
Morgan Stanley Reremic Trust,
Series 2009-GG10, Class A4A
5.992%, 08/12/2045 (P)(S)	1,300,000	1,421,715
Nomura Asset Acceptance Corp.,
Series 2004-R1, Class A2
7.500%, 03/25/2034 (S)	225,717	240,362
Prime Mortgage Trust
Series 2004-CL1, Class 2A2,
0.586%, 02/25/2019 (P)	36,586	35,659
Series 2004-CL1, Class 1A2,
0.586%, 02/25/2034 (P)	305,358	287,845
RBSSP Resecuritization Trust
RBSSP 2011-4 6A1,
0.426%, (P)(S)	3,200,000	1,776,000
Series 2011-3, Class 2A1,
0.444%, 02/26/2037 (P)(S)	5,400,000	5,009,927
Residential Funding
Mortgage Securities I
Series 2004-S2, Class A1,
5.250%, 03/25/2034	23,383	23,488
Series 2004-S9, Class 1A23,
5.500%, 12/25/2034	300,000	280,624
Sovereign Commercial Mortgage
Securities Trust, Series 2007-C1,
Class A2 5.938%, 07/22/2030 (P)(S)	624,039	648,416
Structured Adjustable Rate Mortgage
Loan Trust, Series 2004-8, Class 3A
2.581%, 07/25/2034 (P)	194,774	175,837
Structured Asset
Mortgage Investments, Inc.
Series 2005-AR2, Class 2A1,
0.416%, 05/25/2045 (P)	49,371	30,892
Series 2005-AR5, Class A3,
0.436%, 07/19/2035 (P)	2,292,759	2,110,847
Structured Asset Securities Corp.
Series 2001-21A, Class 1A1,
2.313%, 01/25/2032 (P)	24,030	20,568
Series 2002-1A, Class 4A,
2.680%, 02/25/2032 (P)	25,782	24,847
Series 2006-11, Class A1,
2.756%, 10/25/2035 (P)(S)	1,155,864	933,254
Thornburg Mortgage Securities Trust
Series 2006-6, Class A1,
0.296%, 11/25/2046 (P)	1,325,049	1,308,476
Series 2006-5, Class A1,
0.306%, 10/25/2046 (P)	3,278,925	3,258,953
Wachovia Bank
Commercial Mortgage Trust
Series 2007-WHL8, Class A1,
0.267%, 06/15/2020 (P)(S)	4,289,669	3,888,919
Series 2006-WL7A, Class A1,
0.277%, 09/15/2021 (P)(S)	7,136,653	6,883,011
WaMu Mortgage Pass Through
Certificates, Series 2005-AR13,
Class A1A1 0.476%, 10/25/2045 (P)	524,268	429,581
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR6, Class 2A1A,
0.416%, 04/25/2045 (P)	52,873	43,835
Series 2005-AR2, Class 2A1A,
0.496%, 01/25/2045 (P)	31,020	25,123
WaMu Mortgage Pass-Through
Certificates (continued)
Series 2002-AR17, Class 1A,
1.478%, 11/25/2042 (P)	$232,225	$199,106
Series 2002-AR6, Class A,
1.678%, 06/25/2042 (P)	9,570	7,599
Series 2002-AR9, Class 1A,
1.678%, 08/25/2042 (P)	797,038	693,929
Series 2003-AR1, Class 2A,
2.284%, 02/25/2033 (P)	166,383	146,722
Series 2002-AR2, Class A,
2.609%, 02/27/2034 (P)	93,053	92,714
Wells Fargo Mortgage
Backed Securities Trust
Series 2006-AR2, Class 2A5,
2.756%, 03/25/2036 (P)	7,593,498	6,453,288
Series 2006-AR2, Class 2A1,
2.756%, 03/25/2036 (P)	2,531,166	2,258,924
Series 2004-CC, Class A1,
4.909%, 01/25/2035 (P)	2,112,881	2,057,840
		191,606,953
U.S. Government Agency - 1.01%
Federal Home Loan Mortgage Corp.
Series 2007-3335, Class BF,
0.337%, 07/15/2019 (P)	2,024,570	2,025,222
Series 3335, Class FT,
0.337%, 08/15/2019 (P)	4,836,057	4,837,855
Series 3149, Class LF,
0.487%, 05/15/2036 (P)	1,746,794	1,739,247
Series T-63, Class 1A1,
1.495%, 02/25/2045 (P)	236,912	229,037
Series 2901, Class UB,
5.000%, 03/15/2033	800,000	868,932
Series 2906, Class GZ,
5.000%, 09/15/2034	414,929	431,437
Series 2935, Class HJ,
5.000%, 02/15/2035	400,000	438,294
Series 2941, Class WE,
5.000%, 03/15/2035	400,000	429,132
Series 24989, Class PE,
6.000%, 08/15/2032	617,245	687,778
Series 2503, Class PZ,
6.000%, 09/15/2032	2,363,548	2,664,069
Series 2362, Class ZA,
6.500%, 09/15/2031	608,347	693,550
Series 2204, Class Z,
7.500%, 12/20/2029	662,933	778,208
Series 2247, Class Z,
7.500%, 08/15/2030	345,622	403,471
Federal National Mortgage Association
Series 2007-73, Class A1,
0.246%, 07/25/2037 (P)	192,766	190,580
Series 2004-11, Class A,
0.306%, 03/25/2034 (P)	34,005	33,252
Series 2007-30, Class AF,
0.496%, 04/25/2037 (P)	2,586,588	2,562,919
Series 2004-W2, Class 1A3F,
0.536%, 02/25/2044 (P)	79,886	79,822
Series 2003-116, Class FA,
0.586%, 11/25/2033 (P)	216,218	216,212
Series 2005-75, Class FL,
0.636%, 09/25/2035 (P)	4,770,219	4,740,180

The accompanying notes are an integral part of the financial statements.

89

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2006-5, Class 3A2,
2.534%, 05/25/2035 (P)		$277,383	$284,715
Series 2003-21, Class M,
5.000%, 02/25/2017		81,382	82,215
Series 2005-9, Class ZA,
5.000%, 02/25/2035		688,679	733,616
Series 2005-14, Class KZ,
5.000%, 03/25/2035		137,164	132,940
Series 2002-56, Class ZQ,
6.000%, 09/25/2032		8,295,759	9,221,485
Series 2004-T1, Class 1A1,
6.000%, 01/25/2044		224,659	245,651
Series 2003-W1, Class 1A1,
6.351%, 12/25/2042 (P)		400,539	443,553
Government National
Mortgage Association
Series 2004-105, Class JZ,
5.000%, 12/20/2034		138,310	140,645
Series 2005-3, Class JZ,
5.000%, 01/16/2035		137,736	136,281
Series 2005-3, Class KZ,
5.000%, 01/16/2035		137,736	149,357
Series 2005-21, Class Z,
5.000%, 03/20/2035		1,092,761	1,172,022
			36,791,677
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $230,750,508)			$228,398,630

ASSET BACKED SECURITIES - 2.53%
Bear Stearns Asset Backed
Securities Trust, Series 2007-HE5,
Class 1A1 0.276%, 06/25/2047 (P)		565,221	545,266
Citibank Omni Master Trust,
Series 2009-A8, Class A8
2.287%, 05/16/2016 (P)(S)		20,800,000	21,050,355
Countrywide Asset-Backed Certificates,
Series 2006-25, Class 2A1
0.256%, 06/25/2047 (P)		71,068	70,461
Daimler Chrysler Auto Trust,
Series 2008-B, Class A3B
1.670%, 09/10/2012 (P)		17,645	17,650
Duane Street CLO, Series 2005-1A,
Class A 0.518%, 11/08/2017 (P)(S)		38,038,719	36,998,094
EMC Mortgage Loan Trust,
Series 2001-A Class A
0.556%, 05/25/2040 (P)(S)		1,058,475	876,714
GSRPM Mortgage Loan Trust,
Series 2003-1, Class A2
0.886%, 01/25/2032 (P)		9,105	8,537
Hillmark Funding, Series 2006-1A,
Class A1 0.509%, 05/21/2021 (P)(S)		10,800,000	10,147,756
HSI Asset Securitization Corp. Trust,
Series 2006-HE2, Class 2A1
0.236%, 12/25/2036 (P)		26,155	25,996
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.746%, 10/25/2034 (P)		86,584	70,239
Master Asset Backed Securities Trust,
Series 2007-HE1, Class A1
0.266%, 05/25/2037 (P)		565,881	541,021
Penta CLO SA, Series 2007-1X,
Class A1 1.934%, 06/04/2024 (P)	EUR	1,065,138	$1,370,841
SLC Student Loan Trust,,
Series 2009-AA, Class A
4.750%, 06/15/2033 (S)		$773,564	782,826
SLM Student Loan Trust
Series 2008-9, Class A,
1.774%, 04/25/2023 (P)		16,854,816	17,397,037
Series 2010-C, Class A2,
2.837%, 12/16/2019 (P)(S)		1,000,000	1,022,575
Soundview Home Equity Loan Trust,
Series 2007-OPT1, Class 2A1
0.266%, 06/25/2037 (P)		1,415,601	1,192,170
Structured Asset Securities Corp.,
Series 2006-BC3, Class A2
0.236%, 10/25/2036 (P)		64,625	64,463
TOTAL ASSET BACKED SECURITIES (Cost $91,489,584)			$92,182,001

PREFERRED SECURITIES - 0.22%
Financials - 0.22%
DG Funding Trust, 0.553%		981	$8,036,351
TOTAL PREFERRED SECURITIES (Cost $10,336,921)			$8,036,351

SHORT-TERM INVESTMENTS - 12.20%
Repurchase Agreement - 0.09%
Repurchase Agreement with State
Street Corp. dated 06/30/2011 at
0.010% to be repurchased at
$3,457,001 on 07/01/2011,
collateralized by $3,525,000 Federal
National Mortgage Association,
1.000% due 11/08/2013 (valued at
$3,529,406, including interest)		$3,457,000	$3,457,000

Short-Term Securities* - 12.11%
Banco Bradesco SA		33,600,000	33,510,624
Erste Abwicklungsanstalt		5,400,000	5,393,466
Federal National Mortgage Association
Discount Notes		10,700,000	10,699,411
Itau Unibanco Holdings SA
1.359%, 12/05/2011		1,900,000	1,888,115
1.623%, 02/06/2012		23,600,000	23,365,896
1.750%, 01/17/2012		11,700,000	11,497,673
Japan Treasury Discount Bill		100,000,000	1,241,880
Kells Funding LLC
0.130%, 07/18/2011		$1,400,000	1,399,914
0.167%, 07/07/2011		8,000,000	7,999,777
0.230%, 09/02/2011		17,300,000	17,293,037
0.240%, 08/17/2011		13,200,000	13,195,864
0.240%, 11/07/2011		19,800,000	19,782,972
0.250%, 08/16/2011		3,200,000	3,198,978
0.250%, 11/17/2011		5,500,000	5,494,691
0.260%, 09/02/2011		5,600,000	5,597,452
0.260%, 10/05/2011		8,000,000	7,994,453
0.260%, 10/05/2011		7,800,000	7,794,592
0.260%, 12/01/2011		8,000,000	7,991,160
0.270%, 10/04/2011		37,000,000	36,973,638
0.270%, 10/04/2011		8,000,000	7,994,300
0.270%, 11/03/2011		25,200,000	25,176,375
0.280%, 07/08/2011		13,200,000	13,199,281
0.280%, 07/13/2011		4,200,000	4,199,608
0.280%, 07/18/2011		4,800,000	4,799,365
0.300%, 07/07/2011		8,400,000	8,399,580
0.300%, 10/03/2011		19,100,000	19,085,038
0.310%, 11/16/2011		12,100,000	12,085,621

The accompanying notes are an integral part of the financial statements.

90

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-Term Securities* (continued)
Straight A Funding LLC
0.160%, 08/22/2011	$8,000,000	$7,998,151
0.160%, 09/01/2011	8,000,000	7,997,796
0.160%, 09/02/2011	8,000,000	7,997,760
0.160%, 09/06/2011	8,000,000	7,997,618
0.160%, 09/12/2011	6,000,000	5,998,053
0.160%, 09/19/2011	1,400,000	1,399,502
0.170%, 08/03/2011	3,400,000	3,399,470
0.170%, 08/04/2011	39,000,000	38,993,738
0.170%, 08/05/2011	6,100,000	6,098,992
0.170%, 08/08/2011	7,000,000	6,998,744
0.170%, 08/08/2011	8,000,000	7,998,564
0.180%, 07/05/2011	6,500,000	6,499,870
0.190%, 07/25/2011	8,300,000	8,298,949
0.200%, 07/07/2011	600,000	599,980
0.200%, 07/07/2011	5,000,000	4,999,833
U.S. Treasury Bill
0.170%, 08/04/2011	290,000	289,990
0.175%, 08/18/2011	500,000	499,948
		441,319,719
TOTAL SHORT-TERM INVESTMENTS (Cost $444,768,521)		$444,776,719

OPTIONS PURCHASED - 0.01%
Calls - 0.01%
Over the Counter USD Purchased
Options (Expiration Date: 04/30/2012;
Strike Price : $1.25; Counterparty: The
Royal Bank of Scotland PLC)	52,800,000	280,521
TOTAL OPTIONS PURCHASED (Cost $208,362)		$280,521
Total Investments (Total Return Trust)
(Cost $3,947,467,846) - 109.94%		$4,007,955,380
Other assets and liabilities, net - (9.94%)		(362,292,967)
TOTAL NET ASSETS - 100.00%		$3,645,662,413

SALE COMMITMENTS OUTSTANDING - (7.14)%
U.S. Government Agency - (7.14)%
Government National
Mortgage Association
3.500%, TBA	(13,000,000)	(12,598,109)
3.500%, TBA	(9,000,000)	(8,721,768)
Federal National Mortgage Association
3.500%, TBA	(79,000,000)	(80,362,821)
3.500%, TBA	(60,000,000)	(57,301,368)
4.000%, TBA	(36,000,000)	(37,464,149)
4.000%, TBA	(50,000,000)	(49,941,790)
5.500%, TBA	(12,900,000)	(13,920,101)
TOTAL U.S. GOVERNMENT AGENCY (Cost $(262,471,204))		$(260,310,106)
TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(262,471,204))		$(260,310,106)

Ultra Short Term Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 43.74%

U.S. Government Agency - 43.74%
Federal Home Loan Bank
2.000%, 04/07/2014	$2,000,000	$2,009,492
2.100%, 12/30/2013	2,200,000	2,209,248
Federal Home Loan Mortgage Corp.
1.100%, 01/22/2013	500,000	500,270
1.500%, 01/28/2014	2,200,000	2,201,694
1.625%, 01/21/2014	3,200,000	3,202,285
1.750%, 03/07/2014	2,000,000	2,004,883
2.015%, 12/01/2035 (P)	410,896	427,842
2.396%, 12/01/2035 (P)	965,985	1,007,289
2.481%, 05/01/2034 (P)	1,022,453	1,070,783
2.504%, 11/01/2036 (P)	833,941	871,086
2.603%, 02/01/2036 (P)	832,885	868,811
2.709%, 08/01/2035 (P)	947,460	994,322
2.726%, 06/01/2035 (P)	896,817	947,523
5.884%, 06/01/2036 (P)	499,574	513,722
6.692%, 12/01/2036 (P)	206,264	215,652
Federal National Mortgage Association
1.500%, 01/07/2014	1,000,000	1,000,092
1.550%, 08/12/2014	1,000,000	1,001,224
1.625%, 03/21/2014	2,000,000	2,005,346
1.650%, 05/09/2014	2,000,000	2,002,583
1.700%, 02/25/2014	1,500,000	1,503,464
1.800%, 06/02/2014	2,500,000	2,501,271
2.040%, 02/01/2035 (P)	981,256	1,028,395
2.549%, 07/01/2035 (P)	907,308	952,037
2.583%, 05/01/2034 (P)	764,668	804,069
6.500%, 10/01/2037	277,177	313,640
Government National Mortgage Association
2.500%, 08/20/2035 (P)	894,715	924,040
2.625%, 08/20/2032 (P)	822,435	849,150
		33,930,213
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $33,996,077)		$33,930,213

CORPORATE BONDS - 33.97%
Consumer Discretionary - 1.18%
American Honda Finance Corp.
0.474%, 08/28/2012 (P)(S)	500,000	499,925
Time Warner Cable, Inc.
5.400%, 07/02/2012	400,000	418,109
		918,034
Consumer Staples - 4.21%
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/2012	500,000	513,327
Cadbury Schweppes US Finance LLC
5.125%, 10/01/2013 (S)	150,000	162,450
Cargill, Inc.
4.307%, 05/14/2021 (S)	265,000	266,874
Coca-Cola Bottling Company
5.000%, 11/15/2012	500,000	521,908
Dr. Pepper Snapple Group, Inc.
1.700%, 12/21/2011	500,000	502,891
HJ Heinz Finance Company
6.000%, 03/15/2012	300,000	311,372
Kraft Foods, Inc.
6.250%, 06/01/2012	700,000	734,863
SABMiller PLC
6.200%, 07/01/2011 (S)	250,000	250,000
		3,263,685

The accompanying notes are an integral part of the financial statements.

91

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy - 2.70%
Husky Energy, Inc.
6.250%, 06/15/2012	$850,000	$893,507
Kinder Morgan Energy Partners LP
7.125%, 03/15/2012	400,000	417,545
NuStar Logistics LP
6.875%, 07/15/2012	400,000	414,760
Valero Energy Corp.
6.875%, 04/15/2012	350,000	366,007
		2,091,819
Financials - 16.97%
American Express Bank FSB
0.316%, 05/29/2012 (P)	700,000	698,367
Bank of America Corp.
1.693%, 01/30/2014 (P)	500,000	501,152
Bank One Corp.
5.900%, 11/15/2011	250,000	254,773
BNP Paribas / BNP Paribas US Medium-Term
Note Program LLC
1.250%, 06/11/2012 (P)	500,000	501,907
Capital One Financial Corp.
5.700%, 09/15/2011	250,000	252,510
Chubb Corp.
6.000%, 11/15/2011	250,000	254,928
Citigroup, Inc.
5.100%, 09/29/2011	250,000	252,612
Credit Suisse USA, Inc.
6.125%, 11/15/2011	250,000	254,976
Duke Realty LP
5.625%, 08/15/2011	250,000	251,183
5.875%, 08/15/2012	746,000	780,720
ERAC USA Finance LLC
2.750%, 07/01/2013 (S)	700,000	714,001
General Electric Capital Corp., Series A
6.000%, 06/15/2012	500,000	525,723
HSBC Finance Corp.
0.625%, 07/19/2012 (P)	500,000	499,740
7.000%, 05/15/2012	250,000	263,307
ING Bank NV
2.000%, 10/18/2013 (S)	700,000	697,586
Merrill Lynch & Company, Inc.
5.450%, 02/05/2013	750,000	795,473
Metropolitan Life Global Funding I
5.125%, 11/09/2011 (S)	350,000	355,721
Morgan Stanley
0.540%, 01/09/2012 (P)	250,000	250,269
2.761%, 05/14/2013 (P)	250,000	256,680
National City Bank
0.354%, 03/01/2013 (P)	400,000	399,066
6.200%, 12/15/2011	250,000	256,121
Nationwide Financial Services, Inc.
6.250%, 11/15/2011	700,000	709,200
Prudential Financial, Inc.
5.100%, 12/14/2011	250,000	254,497
Regions Financial Corp.
0.417%, 06/26/2012 (P)	250,000	242,976
The Bear Stearns Companies LLC
6.950%, 08/10/2012	750,000	800,624
The Goldman Sachs Group, Inc.
3.625%, 08/01/2012	250,000	257,274
5.300%, 02/14/2012	500,000	512,912
The Royal Bank of Scotland PLC
3.400%, 08/23/2013	800,000	818,432
Toyota Motor Credit Corp.
1.375%, 08/12/2013	250,000	251,664
UBS AG
2.250%, 08/12/2013	$300,000	$305,101
		13,169,495
Health Care - 2.34%
Express Scripts, Inc.
5.250%, 06/15/2012	1,000,000	1,040,376
Pfizer, Inc.
4.450%, 03/15/2012	400,000	411,397
Wellpoint Health Networks, Inc.
6.375%, 01/15/2012	350,000	360,941
		1,812,714
Industrials - 0.34%
Textron, Inc.
6.500%, 06/01/2012	250,000	261,355

Information Technology - 0.66%
Hewlett-Packard Company
4.250%, 02/24/2012	500,000	512,040

Materials - 1.01%
The Dow Chemical Company
4.850%, 08/15/2012	750,000	783,257

Telecommunication Services - 3.87%
Cellco Partnership / Verizon Wireless
Capital LLC
5.250%, 02/01/2012	850,000	872,306
COX Communications, Inc.
7.125%, 10/01/2012	892,000	956,584
Qwest Corp.
8.875%, 03/15/2012	400,000	421,000
Telecom Italia Capital SA
6.200%, 07/18/2011	750,000	751,304
		3,001,194
Utilities - 0.69%
NiSource Finance Corp.
6.150%, 03/01/2013	500,000	537,760
TOTAL CORPORATE BONDS (Cost $26,288,666)		$26,351,353

ASSET BACKED SECURITIES - 19.47%
American Express Credit
Account Master Trust
Series 2007-1, Class A,
0.207%, 09/15/2014 (P)	750,000	749,618
Series 2007-7, Class A,
0.227%, 02/17/2015 (P)	100,000	99,937
Americredit Automobile Receivables Trust
Series 2007-BF, Class A4,
0.240%, 12/06/2013 (P)	491,871	490,648
Series 2010-2, Class A2,
1.220%, 10/08/2013	482,259	483,417
Bank of America Auto Trust, Series 2009-1A,
Class A3 2.670%, 07/15/2013 (S)	222,332	223,833
Bank of America Credit Card Trust
Series 2006-A12, Class A12,
0.207%, 03/15/2014 (P)	660,000	659,641
Series 2008-A5, Class A5,
1.387%, 12/16/2013 (P)	500,000	500,225
Bank One Issuance Trust, Series 2004-A7,
Class A7 0.307%, 05/15/2014 (P)	394,000	393,975
BMW Vehicle Lease Trust, Series 2009-1,
Class A3 2.910%, 03/15/2012	150,191	150,360
Cabela’s Master Credit Card Trust,
Series 2006-3A, Class A2
0.237%, 10/15/2014 (P)(S)	500,000	499,362

The accompanying notes are an integral part of the financial statements.

92

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
Capital Auto Receivables Asset Trust
Series 2008-2, Class A3A,
4.680%, 10/15/2012	$280,867	$283,084
Series 2007-1, Class A4A,
5.010%, 04/16/2012	105,628	105,984
Chase Issuance Trust, Series 2009-A2,
Class A2 1.737%, 04/15/2014 (P)	750,000	759,024
Citibank Credit Card Issuance Trust
Series 2007-A7, Class A7,
0.536%, 08/20/2014 (P)	700,000	701,897
Series 2009-A1, Class A1,
1.937%, 03/17/2014 (P)	760,000	768,989
Daimler Chrysler Auto Trust
Series 2008-B, Class A3A,
4.710%, 09/10/2012	18,318	18,334
Series 2007-A, Class A4,
5.280%, 03/08/2013	121,633	123,517
Discover Card Master Trust, Series 2009-A1,
Class A1 1.487%, 12/15/2014 (P)	1,000,000	1,011,781
Discover Card Master Trust I, Series 2007-3,
Class A2 0.237%, 10/16/2014 (P)	85,000	84,919
DT Auto Owner Trust, Series 2011-1A,
Class A 0.990%, 05/15/2013 (S)	327,873	327,771
Fifth Third Auto Trust, Series 2008-1,
Class A4A 4.810%, 01/15/2013	260,197	263,530
Ford Credit Auto Lease Trust, Series 2010-A,
Class A2 1.040%, 03/15/2013 (S)	89,795	89,822
Ford Credit Auto Owner Trust, Series 2007-A,
Class A4A 5.470%, 06/15/2012	50,277	50,661
Harley-Davidson Motorcycle Trust
Series 2009-3, Class A3,
1.740%, 09/15/2013	225,388	226,479
Series 2009-2, Class A3,
2.620%, 03/15/2014	180,477	181,821
Series 2007-2, Class A4,
5.120%, 08/15/2013	148,651	151,273
Honda Auto Receivables Owner Trust
Series 2010-1, Class A3,
1.250%, 10/21/2013	1,569,217	1,576,430
Series 2009-2, Class A3,
2.790%, 01/15/2013	218,946	220,548
Merrill Auto Trust Securitization,
Series 2008-1, Class A4A
6.150%, 04/15/2015	677,057	689,735
National City Credit Card Master Trust,
Series 2007-1 Class A
0.237%, 03/17/2014 (P)	1,000,000	996,474
Nissan Auto Lease Trust, Series 2009-B,
Class A3 2.070%, 01/15/2015	626,587	627,824
Nissan Auto Receivables Owner Trust,
Series 2008-C, Class A3A
5.930%, 07/16/2012	16,451	16,489
Santander Drive Auto Receivables Trust
Series 2010-3, Class A2,
0.930%, 06/17/2013	350,000	350,356
Sdart 2010-1 A2,
1.360%, 03/15/2013	575,127	576,309
Volvo Financial Equipment LLC,
Series 2010-1A, Class A2
1.060%, 06/15/2012 (S)	144,081	144,152
Wachovia Auto Loan Owner Trust,
Series 2007-1, Class C 5.450%, 10/22/2012	72,150	72,332
World Omni Auto Receivables Trust
Series 2010-A, Class A3,
1.340%, 12/16/2013	425,000	426,723
Series 2008-8, Class A3A,
5.130%, 04/15/2013	$10,764	$10,813
TOTAL ASSET BACKED SECURITIES (Cost $15,138,363)		$15,108,087

SHORT-TERM INVESTMENTS - 1.92%
Short-Term Securities - 1.92%
Deutsche Bank AG, 0.550% 01/19/2012 *	100,000	99,861
Nordea Bank Finland PLC, 0.549%
10/14/2011 *	170,000	170,061
Societe Generale, 0.623% 02/03/2012 *	220,000	219,301
Federal Home Loan Discount Notes, 0.0011%,
07/01/2011 *	1,000,000	1,000,000
		1,489,223
TOTAL SHORT-TERM INVESTMENTS (Cost $1,489,223)		$1,489,223
Total Investments (Ultra Short Term Bond Trust)
(Cost $76,912,329) - 99.10%		$76,878,876
Other assets and liabilities, net - 0.90%		700,847
TOTAL NET ASSETS - 100.00%		$77,579,723

Footnotes

Percentages are stated as a percent of net assets.

Key to Currency Abbreviations
ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
DKK	- Danish Krone
EUR	- Euro
GBP	- British Pound
IDR	- Indonesian Rupiah
JPY	- Japanese Yen
KRW	- Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NZD	- New Zealand Dollar
NOK	- Norwegian Kroner
PHP	- Philippine Peso
SGD	- Singapore Dollar
SEK	- Swedish Krona
ZAR	- South African Rand

Key to Security Abbreviations and Legend
ADR	- American Depositary Receipts
EURIBOR	- Euro Interbank Offered Rate
GBPLIBOR	- Pound Sterling LIBOR
IO	- Interest Only (Interest Tranche of Stripped Mortgage Pool)
LIBOR	- London Interbank Offered Rate
PIK	- Paid In Kind
PO	- Principal-Only Security
TBA	- To Be Announced
(C)	Security purchased on a when-issued or delayed delivery basis.
(D)	Principal amount of security is adjusted for inflation.
(F)	All or portion of this security is held at a broker to meet the margin requirements for futures contracts.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

93

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

(J)	These securities are issued under the Temporary Liquidity Guarantee Program and are insured by the Federal Deposit Insurance Corporation until the earlier of the maturity date or 6-30-12.
(L)	All or a portion of the security is on loan as of June 30, 2011.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown is next call date.
(S)	The securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold to qualified institutional buyers, in transactions exempt from registration.
(T)	All or a portion of this security represents an unsettled term loan commitment. Rate will be determined at time of settlement.
(W)	Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.
(Y)	The rate shown is the annualized seven-day yield as of June 30, 2011.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.

94

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

500 Index Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.38%
Consumer Discretionary - 10.47%
Auto Components - 0.26%
Johnson Controls, Inc.	362,757	$15,112,457
The Goodyear Tire & Rubber Company (I)	130,540	2,189,156
		17,301,613
Automobiles - 0.51%
Ford Motor Company (I)	2,030,834	28,005,201
Harley-Davidson, Inc.	126,331	5,175,781
		33,180,982
Distributors - 0.07%
Genuine Parts Company	84,117	4,575,965
Diversified Consumer Services - 0.11%
Apollo Group, Inc., Class A (I)	65,113	2,844,136
DeVry, Inc.	32,735	1,935,621
H&R Block, Inc. (L)	163,213	2,617,937
		7,397,694
Hotels, Restaurants & Leisure - 1.79%
Carnival Corp.	230,918	8,689,444
Chipotle Mexican Grill, Inc. (I)	16,639	5,127,973
Darden Restaurants, Inc.	72,947	3,629,843
International Game Technology	160,352	2,818,988
Marriott International, Inc., Class A	151,799	5,387,347
McDonald’s Corp.	554,777	46,778,797
Starbucks Corp.	400,800	15,827,592
Starwood Hotels &
Resorts Worldwide, Inc. (L)	104,313	5,845,701
Wyndham Worldwide Corp.	90,887	3,058,348
Wynn Resorts, Ltd.	40,691	5,840,786
Yum! Brands, Inc.	248,931	13,750,948
		116,755,767
Household Durables - 0.30%
D.R. Horton, Inc. (L)	150,268	1,731,087
Fortune Brands, Inc.	82,429	5,256,497
Harman International Industries, Inc.	37,373	1,703,088
Leggett & Platt, Inc.	76,404	1,862,730
Lennar Corp., Class A (L)	85,957	1,560,120
Newell Rubbermaid, Inc.	155,700	2,456,946
Pulte Group, Inc. (I)(L)	180,122	1,379,735
Whirlpool Corp.	40,756	3,314,278
		19,264,481
Internet & Catalog Retail - 0.95%
Amazon.com, Inc. (I)	190,944	39,046,139
Expedia, Inc.	106,669	3,092,334
Netflix, Inc. (I)	23,295	6,119,364
priceline.com, Inc. (I)	26,546	13,589,694
		61,847,531
Leisure Equipment & Products - 0.13%
Hasbro, Inc.	72,844	3,200,037
Mattel, Inc.	185,907	5,110,583
		8,310,620
Media - 3.27%
Cablevision Systems Corp., Class A	123,066	4,456,220
CBS Corp., Class B	357,589	10,187,711
Comcast Corp., Class A	1,479,044	37,478,975
DIRECTV, Class A (I)	410,523	20,862,779
Discovery
Communications, Inc., Series A (I)(L)	148,945	6,100,787
Gannett Company, Inc. (L)	128,556	1,840,922
News Corp., Class A	1,221,846	21,626,674
Omnicom Group, Inc.	150,311	7,238,978
Scripps Networks Interactive, Inc., Class A	48,540	$2,372,635
The Interpublic Group of Companies, Inc.	261,298	3,266,225
The McGraw-Hill Companies, Inc.	162,919	6,827,935
The Walt Disney Company	1,010,638	39,455,308
The Washington Post Company, Class B (L)	2,756	1,154,626
Time Warner Cable, Inc.	179,869	14,036,977
Time Warner, Inc.	572,552	20,823,716
Viacom, Inc., Class B	312,854	15,955,554
		213,686,022
Multiline Retail - 0.70%
Big Lots, Inc. (I)(L)	40,237	1,333,857
Family Dollar Stores, Inc.	65,393	3,437,056
J.C. Penney Company, Inc.	114,000	3,937,560
Kohl’s Corp.	150,294	7,516,203
Macy’s, Inc.	228,186	6,672,159
Nordstrom, Inc.	89,716	4,211,269
Sears Holdings Corp. (I)(L)	23,036	1,645,692
Target Corp.	368,476	17,285,209
		46,039,005
Specialty Retail - 1.80%
Abercrombie & Fitch Company, Class A (L)	46,874	3,136,808
AutoNation, Inc. (I)(L)	34,001	1,244,777
AutoZone, Inc. (I)	13,517	3,985,487
Bed Bath & Beyond, Inc. (I)	133,205	7,775,176
Best Buy Company, Inc.	172,509	5,418,508
CarMax, Inc. (I)(L)	120,759	3,993,500
GameStop Corp., Class A (I)(L)	75,628	2,016,999
Home Depot, Inc.	851,350	30,835,897
Limited Brands, Inc.	134,855	5,185,175
Lowe’s Companies, Inc.	696,198	16,228,375
O’Reilly Automotive, Inc. (I)	73,717	4,829,201
Ross Stores, Inc.	62,535	5,010,304
Staples, Inc.	381,313	6,024,745
The Gap, Inc. (L)	208,956	3,782,104
Tiffany & Company	68,286	5,361,817
TJX Companies, Inc.	206,446	10,844,608
Urban Outfitters, Inc. (I)(L)	66,599	1,874,762
		117,548,243
Textiles, Apparel & Luxury Goods - 0.58%
Coach, Inc.	156,986	10,036,115
NIKE, Inc., Class B	202,808	18,248,664
Polo Ralph Lauren Corp.	34,386	4,559,927
VF Corp. (L)	46,795	5,080,065
		37,924,771
		683,832,694
Consumer Staples - 10.47%
Beverages - 2.48%
Brown Forman Corp., Class B (L)	55,116	4,116,614
Coca-Cola Enterprises, Inc.	173,785	5,071,046
Constellation Brands, Inc., Class A (I)	95,676	1,991,974
Dr. Pepper Snapple Group, Inc.	118,360	4,962,835
Molson Coors Brewing Company	84,967	3,801,424
PepsiCo, Inc.	845,153	59,524,126
The Coca-Cola Company	1,224,031	82,365,046
		161,833,065
Food & Staples Retailing - 2.29%
Costco Wholesale Corp.	233,583	18,976,283
CVS Caremark Corp.	725,002	27,245,575
Safeway, Inc. (L)	189,332	4,424,689
SUPERVALU, Inc. (L)	113,436	1,067,433
Sysco Corp.	311,978	9,727,474

The accompanying notes are an integral part of the financial statements.

1

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
The Kroger Company	324,272	$8,041,946
Wal-Mart Stores, Inc.	1,021,200	54,266,568
Walgreen Company	489,483	20,783,448
Whole Foods Market, Inc.	79,859	5,067,054
		149,600,470
Food Products - 1.76%
Archer-Daniels-Midland Company	364,679	10,995,072
Campbell Soup Company (L)	97,596	3,371,942
ConAgra Foods, Inc.	218,628	5,642,789
Dean Foods Company (I)	97,949	1,201,834
General Mills, Inc.	341,346	12,704,898
H.J. Heinz Company (L)	172,073	9,168,049
Hormel Foods Corp.	74,246	2,213,273
Kellogg Company	133,877	7,406,076
Kraft Foods, Inc., Class A	939,911	33,113,065
McCormick & Company, Inc.	70,844	3,511,737
Mead Johnson Nutrition Company	109,259	7,380,445
Sara Lee Corp.	312,845	5,940,927
The Hershey Company	81,990	4,661,132
The J.M. Smucker Company	62,017	4,740,579
Tyson Foods, Inc., Class A	160,306	3,113,143
		115,164,961
Household Products - 2.09%
Clorox Company	71,292	4,807,932
Colgate-Palmolive Company	261,405	22,849,411
Kimberly-Clark Corp.	210,066	13,981,993
The Procter & Gamble Company	1,492,464	94,875,936
		136,515,272
Personal Products - 0.20%
Avon Products, Inc.	230,015	6,440,420
The Estee Lauder Companies, Inc., Class A	60,961	6,412,488
		12,852,908
Tobacco - 1.65%
Altria Group, Inc.	1,119,304	29,560,819
Lorillard, Inc.	76,837	8,365,244
Philip Morris International, Inc.	950,889	63,490,859
Reynolds American, Inc.	180,764	6,697,306
		108,114,228
		684,080,904
Energy - 12.47%
Energy Equipment & Services - 2.34%
Baker Hughes, Inc.	232,393	16,862,436
Cameron International Corp. (I)	131,012	6,588,593
Diamond Offshore Drilling, Inc. (L)	37,168	2,616,999
FMC Technologies, Inc. (I)	128,499	5,755,470
Halliburton Company	489,244	24,951,444
Helmerich & Payne, Inc.	57,195	3,781,733
Nabors Industries, Ltd. (I)	153,650	3,785,936
National Oilwell Varco, Inc.	226,213	17,692,119
Noble Corp. (I)	134,830	5,313,650
Rowan Companies, Inc. (I)	68,150	2,644,902
Schlumberger, Ltd.	725,536	62,686,310
		152,679,592
Oil, Gas & Consumable Fuels - 10.13%
Alpha Natural Resources, Inc. (I)	121,131	5,504,193
Anadarko Petroleum Corp.	266,017	20,419,465
Apache Corp.	205,024	25,297,911
Cabot Oil & Gas Corp. (L)	55,857	3,703,878
Chesapeake Energy Corp.	351,644	10,440,310
Chevron Corp.	1,074,862	110,538,808
ConocoPhillips	755,782	$56,827,249
CONSOL Energy, Inc.	121,180	5,874,806
Denbury Resources, Inc. (I)	212,411	4,248,220
Devon Energy Corp.	226,172	17,824,615
El Paso Corp.	411,156	8,305,351
EOG Resources, Inc.	143,528	15,005,852
EQT Corp.	79,898	4,196,243
Exxon Mobil Corp.	2,633,907	214,347,352
Hess Corp.	161,675	12,086,823
Marathon Oil Corp.	380,744	20,057,594
Murphy Oil Corp.	103,422	6,790,689
Newfield Exploration Company (I)	70,709	4,809,626
Noble Energy, Inc.	94,354	8,456,949
Occidental Petroleum Corp.	434,632	45,219,113
Peabody Energy Corp.	144,759	8,527,753
Pioneer Natural Resources Company	62,428	5,591,676
QEP Resources, Inc.	94,510	3,953,353
Range Resources Corp.	85,892	4,767,006
Southwestern Energy Company (I)	186,018	7,976,452
Spectra Energy Corp.	347,546	9,526,236
Sunoco, Inc.	64,754	2,700,889
Tesoro Corp. (I)(L)	76,872	1,761,138
The Williams Companies, Inc.	314,473	9,512,808
Valero Energy Corp.	304,904	7,796,395
		662,068,753
		814,748,345
Financials - 14.88%
Capital Markets - 2.27%
Ameriprise Financial, Inc.	129,546	7,472,213
BlackRock, Inc.	51,395	9,858,075
E*TRADE Financial Corp. (I)	134,597	1,857,439
Federated Investors, Inc., Class B (L)	49,780	1,186,755
Franklin Resources, Inc.	77,111	10,123,903
Invesco, Ltd.	247,063	5,781,274
Janus Capital Group, Inc.	99,557	939,818
Legg Mason, Inc.	79,548	2,605,992
Morgan Stanley	825,906	19,004,097
Northern Trust Corp.	129,289	5,942,122
State Street Corp.	269,502	12,151,845
T. Rowe Price Group, Inc.	138,885	8,380,321
The Bank of New York Mellon Corp.	663,932	17,009,938
The Charles Schwab Corp.	535,533	8,809,518
The Goldman Sachs Group, Inc.	276,825	36,842,639
		147,965,949
Commercial Banks - 2.64%
BB&T Corp.	372,391	9,994,974
Comerica, Inc. (L)	94,517	3,267,453
Fifth Third Bancorp	491,231	6,263,195
First Horizon National Corp.	140,801	1,343,242
Huntington Bancshares, Inc.	461,647	3,028,404
KeyCorp	508,386	4,234,855
M&T Bank Corp. (L)	67,098	5,901,269
Marshall & Ilsley Corp.	283,447	2,259,073
PNC Financial Services Group, Inc.	281,396	16,774,016
Regions Financial Corp.	671,815	4,165,253
SunTrust Banks, Inc.	287,067	7,406,329
U.S. Bancorp	1,030,152	26,279,178
Wells Fargo & Company	2,828,004	79,353,792
Zions Bancorporation (L)	98,289	2,359,919
		172,630,952
Consumer Finance - 0.83%
American Express Company	559,214	28,911,364

The accompanying notes are an integral part of the financial statements.

2

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Finance (continued)
Capital One Financial Corp.	245,482	$12,684,055
Discover Financial Services	291,663	7,801,985
SLM Corp.	282,004	4,740,487
		54,137,891
Diversified Financial Services - 3.69%
Bank of America Corp.	5,417,948	59,380,710
Citigroup, Inc.	1,561,626	65,026,107
CME Group, Inc.	35,857	10,455,543
IntercontinentalExchange, Inc. (I)	39,312	4,902,600
JPMorgan Chase & Company	2,124,672	86,984,072
Leucadia National Corp. (L)	105,918	3,611,804
Moody’s Corp. (L)	105,967	4,063,834
NYSE Euronext	139,981	4,797,149
The NASDAQ OMX Group, Inc. (I)	80,296	2,031,489
		241,253,308
Insurance - 3.69%
ACE, Ltd.	180,404	11,874,191
Aflac, Inc.	250,075	11,673,501
American International Group, Inc. (I)(L)	233,258	6,839,125
AON Corp.	176,735	9,066,506
Assurant, Inc.	51,601	1,871,568
Berkshire Hathaway, Inc., Class B (I)	925,681	71,638,453
Chubb Corp.	156,420	9,793,456
Cincinnati Financial Corp. (L)	87,155	2,543,183
Genworth Financial, Inc., Class A (I)	262,296	2,696,403
Hartford Financial Services Group, Inc.	238,082	6,278,222
Lincoln National Corp.	167,607	4,775,123
Loews Corp.	166,129	6,992,370
Marsh & McLennan Companies, Inc.	292,875	9,134,771
MetLife, Inc.	565,184	24,794,622
Principal Financial Group, Inc.	171,805	5,226,308
Prudential Financial, Inc.	260,927	16,592,348
The Allstate Corp.	279,620	8,536,799
The Progressive Corp.	349,524	7,472,823
The Travelers Companies, Inc.	223,965	13,075,077
Torchmark Corp. (L)	40,666	2,608,317
Unum Group	164,575	4,193,371
XL Group PLC	165,440	3,636,371
		241,312,908
Real Estate Investment Trusts - 1.62%
Apartment Investment & Management
Company, Class A	63,900	1,631,367
AvalonBay Communities, Inc. (L)	46,687	5,994,611
Boston Properties, Inc.	77,848	8,264,344
Equity Residential	157,545	9,452,700
HCP, Inc. (L)	217,097	7,965,289
Health Care REIT, Inc.	94,509	4,955,107
Host Hotels & Resorts, Inc. (L)	366,887	6,218,735
Kimco Realty Corp.	217,580	4,055,691
Plum Creek Timber Company, Inc. (L)	86,583	3,510,075
Prologis, Inc.	226,851	8,130,340
Public Storage	74,813	8,529,430
Simon Property Group, Inc.	156,825	18,227,770
Ventas, Inc. (L)	87,398	4,606,749
Vornado Realty Trust	87,674	8,169,463
Weyerhaeuser Company	287,973	6,295,090
		106,006,761
Real Estate Management & Development - 0.06%
CB Richard Ellis Group, Inc., Class A (I)	156,063	3,918,742
Thrifts & Mortgage Finance - 0.08%
Hudson City Bancorp, Inc.	281,618	2,306,451
People’s United Financial, Inc.	191,452	$2,573,115
		4,879,566
		972,106,077
Health Care - 11.52%
Biotechnology - 1.20%
Amgen, Inc. (I)	497,114	29,006,602
Biogen Idec, Inc. (I)	129,197	13,813,743
Celgene Corp. (I)	247,453	14,926,365
Cephalon, Inc. (I)	41,129	3,286,207
Gilead Sciences, Inc. (I)	420,826	17,426,405
		78,459,322
Health Care Equipment & Supplies - 1.90%
Baxter International, Inc.	304,973	18,203,838
Becton, Dickinson & Company (L)	116,964	10,078,788
Boston Scientific Corp. (I)(L)	817,110	5,646,230
C.R. Bard, Inc. (L)	45,798	5,031,368
CareFusion Corp. (I)	119,469	3,245,973
Covidien PLC	265,061	14,109,197
DENTSPLY International, Inc.	75,270	2,866,282
Edwards Lifesciences Corp. (I)	61,317	5,345,616
Intuitive Surgical, Inc. (I)(L)	21,007	7,816,915
Medtronic, Inc.	571,780	22,030,683
St. Jude Medical, Inc.	175,831	8,383,622
Stryker Corp.	178,416	10,471,235
Varian Medical Systems, Inc. (I)(L)	62,660	4,387,453
Zimmer Holdings, Inc. (I)	102,639	6,486,785
		124,103,985
Health Care Providers & Services - 2.19%
Aetna, Inc.	202,913	8,946,434
AmerisourceBergen Corp.	146,484	6,064,438
Cardinal Health, Inc.	187,453	8,514,115
CIGNA Corp.	144,669	7,440,327
Coventry Health Care, Inc. (I)	79,253	2,890,357
DaVita, Inc. (I)	51,062	4,422,480
Express Scripts, Inc. (I)	283,091	15,281,252
Humana, Inc.	90,038	7,251,661
Laboratory Corp. of America Holdings (I)(L)	53,575	5,185,524
McKesson Corp.	134,805	11,276,438
Medco Health Solutions, Inc. (I)	213,767	12,082,111
Patterson Companies, Inc.	51,246	1,685,481
Quest Diagnostics, Inc.	84,132	4,972,201
Tenet Healthcare Corp. (I)	261,757	1,633,364
UnitedHealth Group, Inc.	579,299	29,880,242
WellPoint, Inc.	196,317	15,463,890
		142,990,315
Health Care Technology - 0.07%
Cerner Corp. (I)(L)	77,348	4,726,736
Life Sciences Tools & Services - 0.52%
Agilent Technologies, Inc. (I)	186,095	9,511,315
Life Technologies Corp. (I)	95,584	4,977,059
PerkinElmer, Inc.	60,292	1,622,458
Thermo Fisher Scientific, Inc. (I)	204,923	13,194,992
Waters Corp. (I)	48,998	4,691,069
		33,996,893
Pharmaceuticals - 5.64%
Abbott Laboratories	831,053	43,730,009
Allergan, Inc.	162,979	13,568,002
Bristol-Myers Squibb Company	912,167	26,416,356
Eli Lilly & Company	544,709	20,442,929
Forest Laboratories, Inc. (I)	153,007	6,019,295

The accompanying notes are an integral part of the financial statements.

3

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Hospira, Inc. (I)	89,707	$5,082,799
Johnson & Johnson	1,465,649	97,494,971
Merck & Company, Inc.	1,650,352	58,240,922
Mylan, Inc. (I)	234,861	5,794,021
Pfizer, Inc.	4,224,620	87,027,172
Watson Pharmaceuticals, Inc. (I)	67,626	4,647,935
		368,464,411
		752,741,662
Industrials - 11.08%
Aerospace & Defense - 2.81%
General Dynamics Corp.	198,903	14,822,252
Goodrich Corp.	66,767	6,376,249
Honeywell International, Inc.	420,802	25,075,591
ITT Corp.	98,436	5,800,833
L-3 Communications Holdings, Inc.	56,745	4,962,350
Lockheed Martin Corp. (L)	152,271	12,329,383
Northrop Grumman Corp.	156,513	10,854,177
Precision Castparts Corp.	76,928	12,666,195
Raytheon Company	190,444	9,493,633
Rockwell Collins, Inc.	82,370	5,081,405
Textron, Inc. (L)	147,658	3,486,205
The Boeing Company	394,745	29,183,498
United Technologies Corp.	489,377	43,314,758
		183,446,529
Air Freight & Logistics - 1.03%
C.H. Robinson Worldwide, Inc. (L)	87,140	6,870,118
Expeditors International of Washington, Inc.	113,551	5,812,676
FedEx Corp.	168,778	16,008,593
United Parcel Service, Inc., Class B	527,314	38,457,010
		67,148,397
Airlines - 0.07%
Southwest Airlines Company	423,307	4,834,166
Building Products - 0.04%
Masco Corp. (L)	191,471	2,303,396
Commercial Services & Supplies - 0.48%
Avery Dennison Corp.	56,493	2,182,325
Cintas Corp. (L)	67,592	2,232,564
Iron Mountain, Inc. (L)	107,306	3,658,062
Pitney Bowes, Inc. (L)	108,997	2,505,841
R.R. Donnelley & Sons Company (L)	100,286	1,966,608
Republic Services, Inc.	162,224	5,004,610
Stericycle, Inc. (I)(L)	45,902	4,090,786
Waste Management, Inc. (L)	253,518	9,448,616
		31,089,412
Construction & Engineering - 0.17%
Fluor Corp.	93,186	6,025,407
Jacobs Engineering Group, Inc. (I)	67,804	2,932,523
Quanta Services, Inc. (I)	115,536	2,333,827
		11,291,757
Electrical Equipment - 0.51%
Emerson Electric Company	401,908	22,607,325
Rockwell Automation, Inc.	77,159	6,694,315
Roper Industries, Inc.	51,275	4,271,208
		33,572,848
Industrial Conglomerates - 2.61%
3M Company	379,935	36,036,835
Danaher Corp.	291,150	15,428,039
General Electric Company	5,670,579	106,947,120
Tyco International, Ltd.	250,737	$12,393,930
		170,805,924
Machinery - 2.20%
Caterpillar, Inc.	344,579	36,683,880
Cummins, Inc.	104,928	10,858,999
Deere & Company	224,412	18,502,769
Dover Corp.	99,761	6,763,796
Eaton Corp.	182,435	9,386,281
Flowserve Corp.	29,850	3,280,217
Illinois Tool Works, Inc.	267,369	15,103,675
Ingersoll-Rand PLC	177,122	8,043,110
Joy Global, Inc.	56,163	5,348,964
PACCAR, Inc.	195,411	9,983,548
Pall Corp.	62,088	3,491,208
Parker Hannifin Corp.	86,713	7,781,625
Snap-On, Inc.	31,117	1,944,190
Stanley Black & Decker, Inc.	89,888	6,476,430
		143,648,692
Professional Services - 0.10%
Dun & Bradstreet Corp.	26,417	1,995,540
Equifax, Inc.	65,804	2,284,715
Robert Half International, Inc. (L)	78,508	2,122,071
		6,402,326
Road & Rail - 0.90%
CSX Corp.	589,632	15,460,151
Norfolk Southern Corp.	188,860	14,151,280
Ryder Systems, Inc.	27,452	1,560,646
Union Pacific Corp.	262,274	27,381,406
		58,553,483
Trading Companies & Distributors - 0.16%
Fastenal Company (L)	157,658	5,674,111
W.W. Grainger, Inc.	31,102	4,778,822
		10,452,933
		723,549,863
Information Technology - 17.51%
Communications Equipment - 1.96%
Cisco Systems, Inc.	2,940,869	45,906,965
F5 Networks, Inc. (I)	43,369	4,781,432
Harris Corp.	68,011	3,064,576
JDS Uniphase Corp. (I)	121,363	2,021,908
Juniper Networks, Inc. (I)	285,024	8,978,256
Motorola Mobility Holdings, Inc. (I)(L)	157,724	3,476,237
Motorola Solutions, Inc. (I)	181,542	8,358,194
Qualcomm, Inc.	892,675	50,695,013
Tellabs, Inc.	194,249	895,488
		128,178,069
Computers & Peripherals - 4.18%
Apple, Inc. (I)	494,453	165,973,039
Dell, Inc. (I)	877,867	14,634,043
EMC Corp. (I)	1,100,152	30,309,188
Hewlett-Packard Company	1,109,021	40,368,364
Lexmark International, Inc., Class A (I)	42,362	1,239,512
NetApp, Inc. (I)	196,696	10,381,615
SanDisk Corp. (I)	127,454	5,289,341
Western Digital Corp. (I)	124,262	4,520,652
		272,715,754
Electronic Equipment, Instruments & Components - 0.42%
Amphenol Corp., Class A	94,188	5,085,210
Corning, Inc.	839,406	15,235,219

The accompanying notes are an integral part of the financial statements.

4

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
FLIR Systems, Inc.	85,380	$2,878,160
Jabil Circuit, Inc.	105,152	2,124,070
Molex, Inc. (L)	74,344	1,915,845
		27,238,504
Internet Software & Services - 1.61%
Akamai Technologies, Inc. (I)	99,783	3,140,171
eBay, Inc. (I)	610,692	19,707,031
Google, Inc., Class A (I)	134,397	68,055,953
Monster Worldwide, Inc. (I)(L)	69,145	1,013,666
VeriSign, Inc.	90,080	3,014,077
Yahoo!, Inc. (I)	696,664	10,477,827
		105,408,725
IT Services - 3.18%
Automatic Data Processing, Inc.	267,185	14,075,306
Cognizant Technology
Solutions Corp., Class A (I)	162,678	11,930,805
Computer Sciences Corp.	82,924	3,147,795
Fidelity National Information Services, Inc.	143,881	4,430,096
Fiserv, Inc. (I)	76,787	4,809,170
International Business Machines Corp.	647,611	111,097,667
MasterCard, Inc., Class A	50,345	15,170,962
Paychex, Inc.	172,194	5,289,800
SAIC, Inc. (I)	149,195	2,509,460
Teradata Corp. (I)	90,255	5,433,351
The Western Union Company	338,062	6,771,382
Total Systems Services, Inc. (L)	86,621	1,609,418
Visa, Inc., Class A	256,108	21,579,660
		207,854,872
Office Electronics - 0.12%
Xerox Corp.	749,194	7,799,110
Semiconductors & Semiconductor Equipment - 2.39%
Advanced Micro Devices, Inc. (I)	308,801	2,158,519
Altera Corp.	172,288	7,985,549
Analog Devices, Inc.	160,210	6,270,619
Applied Materials, Inc.	704,849	9,170,085
Broadcom Corp., Class A (I)	255,114	8,582,035
First Solar, Inc. (I)(L)	29,023	3,838,872
Intel Corp.	2,834,902	62,821,428
KLA-Tencor Corp.	89,775	3,634,092
Linear Technology Corp.	121,766	4,020,713
LSI Corp. (I)	323,832	2,305,684
MEMC Electronic Materials, Inc. (I)	123,198	1,050,879
Microchip Technology, Inc. (L)	101,847	3,861,020
Micron Technology, Inc. (I)	460,506	3,444,585
National Semiconductor Corp.	128,935	3,173,090
Novellus Systems, Inc. (I)	47,752	1,725,757
NVIDIA Corp. (I)(L)	320,965	5,114,577
Teradyne, Inc. (I)(L)	99,152	1,467,450
Texas Instruments, Inc.	620,860	20,382,834
Xilinx, Inc. (L)	142,026	5,179,688
		156,187,476
Software - 3.65%
Adobe Systems, Inc. (I)	269,727	8,482,914
Autodesk, Inc. (I)	123,488	4,766,637
BMC Software, Inc. (I)	94,563	5,172,596
CA, Inc.	202,956	4,635,515
Citrix Systems, Inc. (I)	100,518	8,041,440
Compuware Corp. (I)	116,636	1,138,367
Electronic Arts, Inc. (I)	177,755	4,195,018
Intuit, Inc. (I)	146,290	7,586,599
Microsoft Corp.	3,967,813	103,163,138
Oracle Corp.	2,083,454	$68,566,471
Red Hat, Inc. (I)	103,207	4,737,201
Salesforce.com, Inc. (I)	64,435	9,599,526
Symantec Corp. (I)	403,977	7,966,426
		238,051,848
		1,143,434,358
Materials - 3.61%
Chemicals - 2.15%
Air Products & Chemicals, Inc.	113,298	10,829,023
Airgas, Inc.	37,355	2,616,344
CF Industries Holdings, Inc.	38,221	5,414,769
E.I. du Pont de Nemours & Company	496,566	26,839,392
Eastman Chemical Company	37,988	3,877,435
Ecolab, Inc.	124,051	6,993,995
FMC Corp.	38,358	3,299,555
International Flavors & Fragrances, Inc.	42,981	2,761,099
Monsanto Company	286,580	20,788,513
PPG Industries, Inc.	84,562	7,677,384
Praxair, Inc.	162,582	17,622,263
Sigma-Aldrich Corp. (L)	65,126	4,778,946
The Dow Chemical Company	628,566	22,628,376
The Sherwin-Williams Company	47,248	3,962,690
		140,089,784
Construction Materials - 0.04%
Vulcan Materials Company (L)	69,032	2,659,803
Containers & Packaging - 0.15%
Ball Corp.	89,808	3,454,016
Bemis Company, Inc. (L)	56,321	1,902,523
Owens-Illinois, Inc. (I)	87,692	2,263,331
Sealed Air Corp.	85,632	2,037,185
		9,657,055
Metals & Mining - 1.12%
AK Steel Holding Corp. (L)	58,953	929,099
Alcoa, Inc. (L)	568,753	9,020,423
Allegheny Technologies, Inc.	56,744	3,601,542
Cliffs Natural Resources, Inc.	77,342	7,150,268
Freeport-McMoRan Copper & Gold, Inc.	506,516	26,794,696
Newmont Mining Corp.	263,969	14,246,407
Nucor Corp.	168,994	6,965,933
Titanium Metals Corp.	48,168	882,438
United States Steel Corp. (L)	76,871	3,539,141
		73,129,947
Paper & Forest Products - 0.15%
International Paper Company	233,794	6,971,737
MeadWestvaco Corp.	90,729	3,022,183
		9,993,920
		235,530,509
Telecommunication Services - 3.04%
Diversified Telecommunication Services - 2.70%
AT&T, Inc.	3,166,408	99,456,875
CenturyLink, Inc.	321,102	12,982,154
Frontier Communications Corp. (L)	532,129	4,294,281
Verizon Communications, Inc.	1,512,667	56,316,592
Windstream Corp. (L)	272,674	3,533,855
		176,583,757
Wireless Telecommunication Services - 0.34%
American Tower Corp., Class A (I)	212,073	11,097,780
MetroPCS Communications, Inc. (I)	141,950	2,442,960

The accompanying notes are an integral part of the financial statements.

5

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
Sprint Nextel Corp. (I)	1,599,616	$8,621,930
		22,162,670
		198,746,427
Utilities - 3.33%
Electric Utilities - 1.79%
American Electric Power Company, Inc.	257,607	9,706,632
Duke Energy Corp.	711,844	13,404,023
Edison International	174,206	6,750,483
Entergy Corp.	95,157	6,497,320
Exelon Corp.	354,169	15,172,600
FirstEnergy Corp.	223,614	9,872,558
NextEra Energy, Inc.	225,616	12,963,895
Northeast Utilities	94,520	3,324,268
Pepco Holdings, Inc.	120,716	2,369,655
Pinnacle West Capital Corp.	58,290	2,598,568
PPL Corp.	308,594	8,588,171
Progress Energy, Inc.	157,479	7,560,567
Southern Company	454,014	18,333,077
		117,141,817
Gas Utilities - 0.09%
Nicor, Inc.	24,352	1,333,028
ONEOK, Inc.	57,276	4,238,997
		5,572,025
Independent Power Producers & Energy Traders - 0.18%
Constellation Energy Group, Inc.	107,313	4,073,601
NRG Energy, Inc. (I)	128,907	3,168,534
The AES Corp. (I)	351,228	4,474,645
		11,716,780
Multi-Utilities - 1.27%
Ameren Corp.	128,939	3,718,601
CenterPoint Energy, Inc.	227,461	4,401,370
CMS Energy Corp. (L)	134,929	2,656,752
Consolidated Edison, Inc. (L)	156,437	8,328,706
Dominion Resources, Inc.	307,871	14,860,933
DTE Energy Company	90,547	4,529,161
Integrys Energy Group, Inc.	41,588	2,155,922
NiSource, Inc. (L)	149,487	3,027,112
PG&E Corp.	212,778	8,943,059
Public Service Enterprise Group, Inc.	270,500	8,829,120
SCANA Corp. (L)	61,115	2,406,098
Sempra Energy	128,028	6,770,121
TECO Energy, Inc.	114,924	2,170,914
Wisconsin Energy Corp.	124,981	3,918,154
Xcel Energy, Inc.	258,882	6,290,833
		83,006,856
		217,437,478
TOTAL COMMON STOCKS (Cost $4,848,840,238)		$6,426,208,317

WARRANTS - 0.00%
Financials - 0.00%
American International Group, Inc. (Expiration
Date: 01/19/2021; Strike Price: $45.00) (I)	1	10
TOTAL WARRANTS (Cost $17)		$10

RIGHTS - 0.01%
Health Care - 0.01%
Sanofi (Expiration Date: 12/31/2020) (I)(N)	140,620	338,894
TOTAL RIGHTS (Cost $331,019)		$338,894
SECURITIES LENDING COLLATERAL - 3.06%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	20,005,441	$200,212,457
TOTAL SECURITIES LENDING
COLLATERAL (Cost $200,208,211)		$200,212,457

SHORT-TERM INVESTMENTS - 1.39%
Repurchase Agreement - 1.39%
Repurchase Agreement with State Street Corp. dated 06/30/2011 at 0.010% to be repurchased at $90,535,025 on 07/01/2011, collateralized by $88,705,000 U.S. Treasury Notes, 4.500% due 08/15/2039 (valued at $92,349,416)	$90,535,000	$90,535,000
TOTAL SHORT-TERM INVESTMENTS (Cost $90,535,000)		$90,535,000
Total Investments (500 Index Trust)
(Cost $5,139,914,485) - 102.84%		$6,717,294,678
Other assets and liabilities, net - (2.84%)		(185,252,844)
TOTAL NET ASSETS - 100.00%		$6,532,041,834

500 Index Trust B

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.83%
Consumer Discretionary - 10.30%
Auto Components - 0.26%
Johnson Controls, Inc.	49,485	$2,061,545
The Goodyear Tire & Rubber Company (I)	17,807	298,623
		2,360,168
Automobiles - 0.50%
Ford Motor Company (I)	277,033	3,820,285
Harley-Davidson, Inc.	17,233	706,036
		4,526,321
Distributors - 0.07%
Genuine Parts Company	11,467	623,805
Diversified Consumer Services - 0.11%
Apollo Group, Inc., Class A (I)	8,882	387,966
DeVry, Inc.	4,482	265,021
H&R Block, Inc. (L)	22,202	356,120
		1,009,107
Hotels, Restaurants & Leisure - 1.76%
Carnival Corp.	31,500	1,185,345
Chipotle Mexican Grill, Inc. (I)(L)	2,270	699,591
Darden Restaurants, Inc.	9,951	495,162
International Game Technology	21,874	384,545
Marriott International, Inc., Class A (L)	20,707	734,891
McDonald’s Corp.	75,679	6,381,253
Starbucks Corp.	54,674	2,159,076
Starwood Hotels & Resorts Worldwide, Inc.	14,230	797,449
Wyndham Worldwide Corp.	12,398	417,193
Wynn Resorts, Ltd.	5,551	796,791
Yum! Brands, Inc.	33,958	1,875,840
		15,927,136
Household Durables - 0.29%
D.R. Horton, Inc. (L)	20,438	235,446
Fortune Brands, Inc.	11,244	717,030
Harman International Industries, Inc.	5,098	232,316
Leggett & Platt, Inc.	10,423	254,113

The accompanying notes are an integral part of the financial statements.

6

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Lennar Corp., Class A (L)	11,688	$212,137
Newell Rubbermaid, Inc.	21,240	335,167
Pulte Group, Inc. (I)(L)	24,450	187,287
Whirlpool Corp. (L)	5,560	452,139
		2,625,635
Internet & Catalog Retail - 0.93%
Amazon.com, Inc. (I)	26,047	5,326,351
Expedia, Inc.	14,551	421,833
Netflix, Inc. (I)	3,178	834,829
priceline.com, Inc. (I)	3,621	1,853,699
		8,436,712
Leisure Equipment & Products - 0.13%
Hasbro, Inc.	9,937	436,532
Mattel, Inc.	25,360	697,146
		1,133,678
Media - 3.22%
Cablevision Systems Corp., Class A	16,788	607,893
CBS Corp., Class B	48,780	1,389,742
Comcast Corp., Class A	201,761	5,112,624
DIRECTV, Class A (I)	56,001	2,845,971
Discovery
Communications, Inc., Series A (I)(L)	20,318	832,225
Gannett Company, Inc.	17,537	251,130
News Corp., Class A	166,676	2,950,165
Omnicom Group, Inc.	20,504	987,473
Scripps Networks Interactive, Inc., Class A	6,621	323,634
The Interpublic Group of Companies, Inc.	35,580	444,750
The McGraw-Hill Companies, Inc.	22,224	931,408
The Walt Disney Company	137,864	5,382,211
The Washington Post Company, Class B	376	157,525
Time Warner Cable, Inc.	24,537	1,914,867
Time Warner, Inc.	78,104	2,840,642
Viacom, Inc., Class B	42,677	2,176,527
		29,148,787
Multiline Retail - 0.69%
Big Lots, Inc. (I)(L)	5,489	181,960
Family Dollar Stores, Inc.	8,920	468,835
J.C. Penney Company, Inc.	15,551	537,132
Kohl’s Corp.	20,502	1,025,305
Macy’s, Inc.	31,128	910,183
Nordstrom, Inc.	12,238	574,452
Sears Holdings Corp. (I)(L)	3,142	224,464
Target Corp.	50,265	2,357,931
		6,280,262
Specialty Retail - 1.77%
Abercrombie & Fitch Company, Class A	6,394	427,886
AutoNation, Inc. (I)(L)	4,662	170,676
AutoZone, Inc. (I)	1,844	543,703
Bed Bath & Beyond, Inc. (I)	18,171	1,060,641
Best Buy Company, Inc.	23,532	739,140
CarMax, Inc. (I)(L)	16,473	544,762
GameStop Corp., Class A (I)(L)	10,317	275,154
Home Depot, Inc.	116,135	4,206,410
Limited Brands, Inc.	18,396	707,326
Lowe’s Companies, Inc.	94,971	2,213,774
O’Reilly Automotive, Inc. (I)	10,056	658,769
Ross Stores, Inc.	8,531	683,504
Staples, Inc.	52,016	821,853
The Gap, Inc. (L)	28,504	515,922
Tiffany & Company	9,315	731,414
TJX Companies, Inc.	28,162	1,479,350
Urban Outfitters, Inc. (I)(L)	9,085	$255,743
		16,036,027
Textiles, Apparel & Luxury Goods - 0.57%
Coach, Inc.	21,415	1,369,061
NIKE, Inc., Class B	27,666	2,489,387
Polo Ralph Lauren Corp. (L)	4,691	622,074
VF Corp. (L)	6,383	692,938
		5,173,460
		93,281,098
Consumer Staples - 10.31%
Beverages - 2.44%
Brown Forman Corp., Class B (L)	7,519	561,594
Coca-Cola Enterprises, Inc.	23,707	691,770
Constellation Brands, Inc., Class A (I)	13,052	271,743
Dr. Pepper Snapple Group, Inc.	16,146	677,002
Molson Coors Brewing Company	11,591	518,581
PepsiCo, Inc.	115,290	8,119,875
The Coca-Cola Company	166,974	11,235,680
		22,076,245
Food & Staples Retailing - 2.25%
Costco Wholesale Corp.	31,864	2,588,631
CVS Caremark Corp.	98,900	3,716,662
Safeway, Inc. (L)	25,827	603,577
SUPERVALU, Inc. (L)	15,432	145,215
Sysco Corp.	42,558	1,326,958
The Kroger Company	44,235	1,097,028
Wal-Mart Stores, Inc.	139,305	7,402,668
Walgreen Company	66,772	2,835,139
Whole Foods Market, Inc.	10,894	691,224
		20,407,102
Food Products - 1.74%
Archer-Daniels-Midland Company	49,747	1,499,872
Campbell Soup Company (L)	13,313	459,964
ConAgra Foods, Inc.	29,824	769,757
Dean Foods Company (I)	13,319	163,424
General Mills, Inc.	46,564	1,733,112
H.J. Heinz Company	23,473	1,250,641
Hormel Foods Corp.	10,128	301,916
Kellogg Company	18,263	1,010,309
Kraft Foods, Inc., Class A	128,216	4,517,050
McCormick & Company, Inc.	9,671	479,391
Mead Johnson Nutrition Company	14,904	1,006,765
Sara Lee Corp.	42,676	810,417
The Hershey Company	11,185	635,867
The J.M. Smucker Company	8,460	646,682
Tyson Foods, Inc., Class A	21,868	424,677
		15,709,844
Household Products - 2.06%
Clorox Company (L)	9,725	655,854
Colgate-Palmolive Company	35,659	3,116,953
Kimberly-Clark Corp.	28,656	1,907,343
The Procter & Gamble Company	203,592	12,942,343
		18,622,493
Personal Products - 0.19%
Avon Products, Inc.	31,377	878,556
The Estee Lauder Companies, Inc., Class A	8,316	874,760
		1,753,316
Tobacco - 1.63%
Altria Group, Inc.	152,688	4,032,490

The accompanying notes are an integral part of the financial statements.

7

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco (continued)
Lorillard, Inc.	10,482	$1,141,175
Philip Morris International, Inc.	129,714	8,661,004
Reynolds American, Inc.	24,659	913,616
		14,748,285
		93,317,285
Energy - 12.28%
Energy Equipment & Services - 2.30%
Baker Hughes, Inc.	31,701	2,300,225
Cameron International Corp. (I)	17,872	898,783
Diamond Offshore Drilling, Inc. (L)	5,056	355,993
FMC Technologies, Inc. (I)(L)	17,529	785,124
Halliburton Company	66,739	3,403,689
Helmerich & Payne, Inc.	7,802	515,868
Nabors Industries, Ltd. (I)	20,960	516,454
National Oilwell Varco, Inc.	30,858	2,413,404
Noble Corp. (L)	18,393	724,868
Rowan Companies, Inc. (I)	9,297	360,817
Schlumberger, Ltd.	98,973	8,551,267
		20,826,492
Oil, Gas & Consumable Fuels - 9.98%
Alpha Natural Resources, Inc. (I)	16,524	750,851
Anadarko Petroleum Corp.	36,288	2,785,467
Apache Corp.	27,968	3,450,972
Cabot Oil & Gas Corp.	7,620	505,282
Chesapeake Energy Corp.	47,969	1,424,200
Chevron Corp.	146,625	15,078,915
ConocoPhillips	103,099	7,752,014
CONSOL Energy, Inc.	16,531	801,423
Denbury Resources, Inc. (I)	28,976	579,520
Devon Energy Corp.	30,853	2,431,525
El Paso Corp.	56,087	1,132,957
EOG Resources, Inc.	19,579	2,046,984
EQT Corp.	10,899	572,415
Exxon Mobil Corp.	359,300	29,239,834
Hess Corp.	22,055	1,648,832
Marathon Oil Corp.	51,938	2,736,094
Murphy Oil Corp.	14,108	926,331
Newfield Exploration Company (I)	9,646	656,121
Noble Energy, Inc.	12,871	1,153,628
Occidental Petroleum Corp.	59,290	6,168,532
Peabody Energy Corp.	19,747	1,163,296
Pioneer Natural Resources Company	8,516	762,778
QEP Resources, Inc.	12,892	539,272
Range Resources Corp. (L)	11,717	650,294
Southwestern Energy Company (I)	25,375	1,088,080
Spectra Energy Corp.	47,410	1,299,508
Sunoco, Inc.	8,833	368,424
Tesoro Corp. (I)(L)	10,486	240,234
The Williams Companies, Inc.	42,898	1,297,665
Valero Energy Corp.	41,593	1,063,533
		90,314,981
		111,141,473
Financials - 14.65%
Capital Markets - 2.23%
Ameriprise Financial, Inc.	17,672	1,019,321
BlackRock, Inc.	7,011	1,344,780
E*TRADE Financial Corp. (I)	18,361	253,382
Federated Investors, Inc., Class B (L)	6,791	161,897
Franklin Resources, Inc.	10,519	1,381,040
Invesco, Ltd.	33,703	788,650
Janus Capital Group, Inc.	13,534	127,761
Legg Mason, Inc.	10,851	$355,479
Morgan Stanley	112,664	2,592,399
Northern Trust Corp.	17,637	810,597
State Street Corp.	36,764	1,657,689
T. Rowe Price Group, Inc.	18,946	1,143,202
The Bank of New York Mellon Corp.	90,569	2,320,378
The Charles Schwab Corp.	73,054	1,201,738
The Goldman Sachs Group, Inc.	37,763	5,025,878
		20,184,191
Commercial Banks - 2.60%
BB&T Corp.	50,799	1,363,445
Comerica, Inc. (L)	12,893	445,711
Fifth Third Bancorp	67,010	854,378
First Horizon National Corp.	19,155	182,739
Huntington Bancshares, Inc.	62,975	413,116
KeyCorp	69,351	577,694
M&T Bank Corp. (L)	9,153	805,006
Marshall & Ilsley Corp.	38,557	307,299
PNC Financial Services Group, Inc.	38,386	2,288,189
Regions Financial Corp. (L)	91,644	568,193
SunTrust Banks, Inc.	39,160	1,010,328
U.S. Bancorp	140,526	3,584,818
Wells Fargo & Company	385,777	10,824,903
Zions Bancorporation	13,408	321,926
		23,547,745
Consumer Finance - 0.82%
American Express Company	76,284	3,943,883
Capital One Financial Corp.	33,487	1,730,273
Discover Financial Services	39,787	1,064,302
SLM Corp.	38,469	646,664
		7,385,122
Diversified Financial Services - 3.63%
Bank of America Corp.	739,079	8,100,306
Citigroup, Inc.	213,026	8,870,403
CME Group, Inc.	4,891	1,426,167
IntercontinentalExchange, Inc. (I)	5,363	668,820
JPMorgan Chase & Company	289,833	11,865,763
Leucadia National Corp. (L)	14,449	492,711
Moody’s Corp. (L)	14,455	554,349
NYSE Euronext	19,095	654,386
The NASDAQ OMX Group, Inc. (I)	10,953	277,111
		32,910,016
Insurance - 3.64%
ACE, Ltd.	24,609	1,619,764
Aflac, Inc.	34,114	1,592,442
American International Group, Inc. (I)(L)	31,819	932,933
AON Corp.	24,109	1,236,792
Assurant, Inc.	7,039	255,305
Berkshire Hathaway, Inc., Class B (I)	126,275	9,772,422
Chubb Corp.	21,338	1,335,972
Cincinnati Financial Corp. (L)	11,856	345,958
Genworth Financial, Inc., Class A (I)	35,781	367,829
Hartford Financial Services Group, Inc.	32,477	856,418
Lincoln National Corp.	22,864	651,395
Loews Corp.	22,662	953,844
Marsh & McLennan Companies, Inc.	39,952	1,246,103
MetLife, Inc.	77,099	3,382,333
Principal Financial Group, Inc.	23,436	712,923
Prudential Financial, Inc.	35,594	2,263,422
The Allstate Corp.	38,144	1,164,536
The Progressive Corp.	47,680	1,019,398
The Travelers Companies, Inc.	30,552	1,783,626

The accompanying notes are an integral part of the financial statements.

8

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Torchmark Corp.	5,547	$355,785
Unum Group	22,450	572,026
XL Group PLC	22,568	496,045
		32,917,271
Real Estate Investment Trusts - 1.60%
Apartment Investment & Management
Company, Class A	8,717	222,545
AvalonBay Communities, Inc. (L)	6,369	817,780
Boston Properties, Inc.	10,620	1,127,419
Equity Residential	21,491	1,289,460
HCP, Inc. (L)	29,615	1,086,574
Health Care REIT, Inc.	12,892	675,928
Host Hotels & Resorts, Inc. (L)	50,048	848,314
Kimco Realty Corp.	29,681	553,254
Plum Creek Timber Company, Inc. (L)	11,811	478,818
Prologis, Inc.	30,945	1,109,069
Public Storage	10,205	1,163,472
Simon Property Group, Inc. (L)	21,393	2,486,508
Ventas, Inc. (L)	11,922	628,409
Vornado Realty Trust	11,960	1,114,433
Weyerhaeuser Company	39,283	858,726
		14,460,709
Real Estate Management & Development - 0.06%
CB Richard Ellis Group, Inc., Class A (I)	21,289	534,567
Thrifts & Mortgage Finance - 0.07%
Hudson City Bancorp, Inc.	38,310	313,759
People’s United Financial, Inc.	26,117	351,012
		664,771
		132,604,392
Health Care - 11.34%
Biotechnology - 1.18%
Amgen, Inc. (I)	67,819	3,957,239
Biogen Idec, Inc. (I)	17,624	1,884,358
Celgene Corp. (I)	33,756	2,036,162
Cephalon, Inc. (I)	5,611	448,319
Gilead Sciences, Inc. (I)	57,406	2,377,182
		10,703,260
Health Care Equipment & Supplies - 1.87%
Baxter International, Inc.	41,602	2,483,223
Becton, Dickinson & Company	15,955	1,374,842
Boston Scientific Corp. (I)(L)	111,464	770,216
C.R. Bard, Inc.	6,248	686,405
CareFusion Corp. (I)	16,297	442,789
Covidien PLC	36,158	1,924,690
DENTSPLY International, Inc.	10,268	391,005
Edwards Lifesciences Corp. (I)	8,353	728,215
Intuitive Surgical, Inc. (I)(L)	2,866	1,066,467
Medtronic, Inc.	77,998	3,005,263
St. Jude Medical, Inc.	23,986	1,143,652
Stryker Corp.	24,338	1,428,397
Varian Medical Systems, Inc. (I)(L)	8,548	598,531
Zimmer Holdings, Inc. (I)	14,001	884,863
		16,928,558
Health Care Providers & Services - 2.16%
Aetna, Inc.	27,680	1,220,411
AmerisourceBergen Corp.	19,982	827,255
Cardinal Health, Inc.	25,571	1,161,435
CIGNA Corp.	19,727	1,014,560
Coventry Health Care, Inc. (I)	10,811	394,277
DaVita, Inc. (I)	6,966	603,325
Express Scripts, Inc. (I)	38,617	$2,084,546
Humana, Inc.	12,282	989,192
Laboratory Corp. of America Holdings (I)	7,308	707,341
McKesson Corp.	18,389	1,538,240
Medco Health Solutions, Inc. (I)	29,161	1,648,180
Patterson Companies, Inc.	6,964	229,046
Quest Diagnostics, Inc.	11,477	678,291
Tenet Healthcare Corp. (I)	35,707	222,812
UnitedHealth Group, Inc.	79,024	4,076,058
WellPoint, Inc.	26,780	2,109,461
		19,504,430
Health Care Technology - 0.07%
Cerner Corp. (I)	10,552	644,833
Life Sciences Tools & Services - 0.51%
Agilent Technologies, Inc. (I)	25,386	1,297,478
Life Technologies Corp. (I)	13,039	678,941
PerkinElmer, Inc.	8,246	221,900
Thermo Fisher Scientific, Inc. (I)	27,954	1,799,958
Waters Corp. (I)	6,684	639,926
		4,638,203
Pharmaceuticals - 5.55%
Abbott Laboratories	113,367	5,965,372
Allergan, Inc.	22,232	1,850,814
Bristol-Myers Squibb Company	124,432	3,603,551
Eli Lilly & Company	74,305	2,788,667
Forest Laboratories, Inc. (I)	20,872	821,104
Hospira, Inc. (I)	12,237	693,348
Johnson & Johnson	199,934	13,299,610
Merck & Company, Inc.	225,130	7,944,838
Mylan, Inc. (I)	32,038	790,377
Pfizer, Inc.	576,294	11,871,656
Watson Pharmaceuticals, Inc. (I)	9,225	634,034
		50,263,371
		102,682,655
Industrials - 10.90%
Aerospace & Defense - 2.76%
General Dynamics Corp.	27,133	2,021,951
Goodrich Corp.	9,108	869,814
Honeywell International, Inc.	57,403	3,420,645
ITT Corp.	13,428	791,312
L-3 Communications Holdings, Inc.	7,741	676,950
Lockheed Martin Corp.	20,772	1,681,909
Northrop Grumman Corp.	21,350	1,480,623
Precision Castparts Corp.	10,494	1,727,837
Raytheon Company	25,979	1,295,053
Rockwell Collins, Inc.	11,236	693,149
Textron, Inc. (L)	20,143	475,576
The Boeing Company	53,848	3,980,983
United Technologies Corp.	66,758	5,908,751
		25,024,553
Air Freight & Logistics - 1.01%
C.H. Robinson Worldwide, Inc. (L)	11,887	937,171
Expeditors International of Washington, Inc.	15,490	792,933
FedEx Corp.	23,024	2,183,826
United Parcel Service, Inc., Class B	71,933	5,246,074
		9,160,004
Airlines - 0.07%
Southwest Airlines Company	57,745	659,448
Building Products - 0.03%
Masco Corp. (L)	26,046	313,333

The accompanying notes are an integral part of the financial statements.

9

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies - 0.47%
Avery Dennison Corp.	7,706	$297,683
Cintas Corp. (L)	9,194	303,678
Iron Mountain, Inc.	14,638	499,009
Pitney Bowes, Inc. (L)	14,869	341,838
R.R. Donnelley & Sons Company	13,680	268,265
Republic Services, Inc.	22,129	682,680
Stericycle, Inc. (I)(L)	6,262	558,069
Waste Management, Inc. (L)	34,583	1,288,908
		4,240,130
Construction & Engineering - 0.17%
Fluor Corp.	12,712	821,958
Jacobs Engineering Group, Inc. (I)	9,249	400,019
Quanta Services, Inc. (I)	15,761	318,372
		1,540,349
Electrical Equipment - 0.51%
Emerson Electric Company	54,825	3,083,906
Rockwell Automation, Inc.	10,526	913,236
Roper Industries, Inc. (L)	6,995	582,684
		4,579,826
Industrial Conglomerates - 2.57%
3M Company	51,828	4,915,886
Danaher Corp.	39,717	2,104,604
General Electric Company	773,542	14,589,002
Tyco International, Ltd.	34,204	1,690,704
		23,300,196
Machinery - 2.17%
Caterpillar, Inc.	47,005	5,004,152
Cummins, Inc.	14,314	1,481,356
Deere & Company	30,623	2,524,866
Dover Corp.	13,609	922,690
Eaton Corp.	24,886	1,280,385
Flowserve Corp.	4,072	447,472
Illinois Tool Works, Inc.	36,473	2,060,360
Ingersoll-Rand PLC	24,162	1,097,196
Joy Global, Inc.	7,661	729,634
PACCAR, Inc.	26,657	1,361,906
Pall Corp.	8,470	476,268
Parker Hannifin Corp.	11,829	1,061,534
Snap-On, Inc.	4,242	265,040
Stanley Black & Decker, Inc.	12,262	883,477
		19,596,336
Professional Services - 0.10%
Dun & Bradstreet Corp.	3,615	273,077
Equifax, Inc.	8,977	311,681
Robert Half International, Inc.	10,710	289,491
		874,249
Road & Rail - 0.88%
CSX Corp.	80,687	2,115,613
Norfolk Southern Corp.	25,763	1,930,422
Ryder Systems, Inc.	3,726	211,823
Union Pacific Corp.	35,778	3,735,223
		7,993,081
Trading Companies & Distributors - 0.16%
Fastenal Company (L)	21,507	774,037
W.W. Grainger, Inc.	4,243	651,937
		1,425,974
		98,707,479
Information Technology - 17.23%
Communications Equipment - 1.93%
Cisco Systems, Inc.	401,173	$6,262,311
F5 Networks, Inc. (I)	5,916	652,239
Harris Corp. (L)	9,278	418,067
JDS Uniphase Corp. (I)	16,555	275,806
Juniper Networks, Inc. (I)	38,906	1,225,539
Motorola Mobility Holdings, Inc. (I)(L)	21,516	474,213
Motorola Solutions, Inc. (I)	24,765	1,140,181
Qualcomm, Inc.	121,773	6,915,489
Tellabs, Inc.	26,375	121,589
		17,485,434
Computers & Peripherals - 4.11%
Apple, Inc. (I)	67,450	22,640,942
Dell, Inc. (I)	119,753	1,996,283
EMC Corp. (I)	150,075	4,134,566
Hewlett-Packard Company	151,285	5,506,774
Lexmark International, Inc., Class A (I)	5,779	169,094
NetApp, Inc. (I)	26,832	1,416,193
SanDisk Corp. (I)	17,386	721,519
Western Digital Corp. (I)	16,951	616,677
		37,202,048
Electronic Equipment, Instruments & Components - 0.41%
Amphenol Corp., Class A	12,848	693,664
Corning, Inc.	114,506	2,078,284
FLIR Systems, Inc.	11,647	392,620
Jabil Circuit, Inc.	14,344	289,749
Molex, Inc. (L)	10,141	261,334
		3,715,651
Internet Software & Services - 1.59%
Akamai Technologies, Inc. (I)	13,612	428,370
eBay, Inc. (I)	83,306	2,688,285
Google, Inc., Class A (I)	18,333	9,283,465
Monster Worldwide, Inc. (I)	9,470	138,830
VeriSign, Inc.	12,288	411,156
Yahoo!, Inc. (I)	95,034	1,429,311
		14,379,417
IT Services - 3.13%
Automatic Data Processing, Inc.	36,448	1,920,081
Cognizant Technology
Solutions Corp., Class A (I)	22,191	1,627,488
Computer Sciences Corp.	11,312	429,404
Fidelity National Information Services, Inc.	19,627	604,315
Fiserv, Inc. (I)	10,475	656,049
International Business Machines Corp.	88,343	15,155,242
MasterCard, Inc., Class A	6,868	2,069,603
Paychex, Inc.	23,489	721,582
SAIC, Inc. (I)	20,352	342,321
Teradata Corp. (I)	12,312	741,182
The Western Union Company	46,116	923,703
Total Systems Services, Inc. (L)	11,816	219,541
Visa, Inc., Class A	34,936	2,943,707
		28,354,218
Office Electronics - 0.12%
Xerox Corp.	102,200	1,063,902
Semiconductors & Semiconductor Equipment - 2.35%
Advanced Micro Devices, Inc. (I)(L)	42,124	294,447
Altera Corp.	23,502	1,089,318
Analog Devices, Inc.	21,855	855,405
Applied Materials, Inc.	96,151	1,250,925
Broadcom Corp., Class A (I)	34,801	1,170,706
First Solar, Inc. (I)(L)	3,959	523,657

The accompanying notes are an integral part of the financial statements.

10

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.	386,718	$8,569,671
KLA-Tencor Corp.	12,247	495,759
Linear Technology Corp.	16,610	548,462
LSI Corp. (I)	44,175	314,526
MEMC Electronic Materials, Inc. (I)	16,751	142,886
Microchip Technology, Inc. (L)	13,893	526,684
Micron Technology, Inc. (I)	62,819	469,886
National Semiconductor Corp.	17,588	432,841
Novellus Systems, Inc. (I)	6,514	235,416
NVIDIA Corp. (I)(L)	43,784	697,698
Teradyne, Inc. (I)(L)	13,480	199,504
Texas Instruments, Inc.	84,694	2,780,504
Xilinx, Inc. (L)	19,374	706,570
		21,304,865
Software - 3.59%
Adobe Systems, Inc. (I)	36,810	1,157,675
Autodesk, Inc. (I)	16,845	650,217
BMC Software, Inc. (I)	12,900	705,630
CA, Inc.	27,686	632,348
Citrix Systems, Inc. (I)	13,712	1,096,960
Compuware Corp. (I)	15,911	155,291
Electronic Arts, Inc. (I)	24,248	572,253
Intuit, Inc. (I)	19,956	1,034,918
Microsoft Corp.	541,262	14,072,812
Oracle Corp.	284,211	9,353,384
Red Hat, Inc. (I)	14,079	646,226
Salesforce.com, Inc. (I)	8,790	1,309,534
Symantec Corp. (I)	55,108	1,086,730
		32,473,978
		155,979,513
Materials - 3.55%
Chemicals - 2.11%
Air Products & Chemicals, Inc.	15,455	1,477,189
Airgas, Inc.	5,096	356,924
CF Industries Holdings, Inc.	5,214	738,667
E.I. du Pont de Nemours & Company	67,738	3,661,239
Eastman Chemical Company	5,182	528,927
Ecolab, Inc.	16,922	954,062
FMC Corp.	5,233	450,143
International Flavors & Fragrances, Inc.	5,863	376,639
Monsanto Company	39,093	2,835,806
PPG Industries, Inc.	11,535	1,047,263
Praxair, Inc.	22,178	2,403,873
Sigma-Aldrich Corp. (L)	8,884	651,908
The Dow Chemical Company	85,745	3,086,820
The Sherwin-Williams Company	6,445	540,542
		19,110,002
Construction Materials - 0.04%
Vulcan Materials Company (L)	9,417	362,837
Containers & Packaging - 0.15%
Ball Corp.	12,251	471,173
Bemis Company, Inc. (L)	7,683	259,532
Owens-Illinois, Inc. (I)	11,962	308,739
Sealed Air Corp.	11,681	277,891
		1,317,335
Metals & Mining - 1.10%
AK Steel Holding Corp.	8,019	126,379
Alcoa, Inc.	77,585	1,230,498
Allegheny Technologies, Inc.	7,741	491,321
Cliffs Natural Resources, Inc.	10,550	975,348
Freeport-McMoRan Copper & Gold, Inc.	69,095	3,655,126
Newmont Mining Corp.	36,009	$1,943,406
Nucor Corp.	23,053	950,245
Titanium Metals Corp.	6,552	120,033
United States Steel Corp. (L)	10,486	482,775
		9,975,131
Paper & Forest Products - 0.15%
International Paper Company	31,893	951,049
MeadWestvaco Corp.	12,377	412,278
		1,363,327
		32,128,632
Telecommunication Services - 2.99%
Diversified Telecommunication Services - 2.66%
AT&T, Inc.	431,940	13,567,235
CenturyLink, Inc.	43,803	1,770,955
Frontier Communications Corp. (L)	72,589	585,793
Verizon Communications, Inc.	206,348	7,682,336
Windstream Corp. (L)	37,196	482,060
		24,088,379
Wireless Telecommunication Services - 0.33%
American Tower Corp., Class A (I)	28,919	1,513,331
MetroPCS Communications, Inc. (I)	19,364	333,254
Sprint Nextel Corp. (I)	218,209	1,176,147
		3,022,732
		27,111,111
Utilities - 3.28%
Electric Utilities - 1.77%
American Electric Power Company, Inc.	35,141	1,324,113
Duke Energy Corp.	97,105	1,828,487
Edison International	23,764	920,855
Entergy Corp.	12,981	886,343
Exelon Corp. (L)	48,313	2,069,729
FirstEnergy Corp.	30,504	1,346,752
NextEra Energy, Inc.	30,777	1,768,446
Northeast Utilities	12,894	453,482
Pepco Holdings, Inc.	16,467	323,247
Pinnacle West Capital Corp.	7,951	354,456
PPL Corp.	42,096	1,171,532
Progress Energy, Inc.	21,482	1,031,351
Southern Company	61,933	2,500,855
		15,979,648
Gas Utilities - 0.08%
Nicor, Inc.	3,313	181,354
ONEOK, Inc.	7,813	578,240
		759,594
Independent Power Producers & Energy Traders - 0.18%
Constellation Energy Group, Inc.	14,639	555,696
NRG Energy, Inc. (I)	17,585	432,239
The AES Corp. (I)	47,912	610,399
		1,598,334
Multi-Utilities - 1.25%
Ameren Corp.	17,589	507,267
CenterPoint Energy, Inc.	31,029	600,411
CMS Energy Corp. (L)	18,406	362,414
Consolidated Edison, Inc. (L)	21,340	1,136,142
Dominion Resources, Inc.	41,998	2,027,243
DTE Energy Company	12,352	617,847
Integrys Energy Group, Inc.	5,673	294,088
NiSource, Inc. (L)	20,392	412,938
PG&E Corp.	29,026	1,219,963

The accompanying notes are an integral part of the financial statements.

11

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
Public Service Enterprise Group, Inc.	36,900	$1,204,416
SCANA Corp. (L)	8,337	328,228
Sempra Energy	17,465	923,549
TECO Energy, Inc.	15,629	295,232
Wisconsin Energy Corp.	17,049	534,486
Xcel Energy, Inc.	35,315	858,155
		11,322,379
		29,659,955
TOTAL COMMON STOCKS (Cost $778,117,888)		$876,613,593

WARRANTS - 0.00%
Financials - 0.00%
American International Group, Inc. (Expiration
Date: 01/19/2021; Strike Price: $45.00) (I)	1	10
TOTAL WARRANTS (Cost $17)		$10

RIGHTS - 0.01%
Health Care - 0.01%
Sanofi (Expiration Date: 12/31/2020) (I)(N)	19,543	47,099
TOTAL RIGHTS (Cost $46,004)		$47,099

SECURITIES LENDING COLLATERAL - 3.67%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	3,319,401	33,220,229
TOTAL SECURITIES LENDING
COLLATERAL (Cost $33,220,148)		$33,220,229

SHORT-TERM INVESTMENTS - 2.76%
Repurchase Agreement - 2.76%
Repurchase Agreement with State Street Corp. dated 06/30/2011 at 0.010% to be repurchased at $24,959,007 on 07/01/2011, collateralized by $24,455,000 U.S. Treasury Notes, 4.500% due 08/15/2039 (valued at $25,459,726)	$24,959,000	$24,959,000
TOTAL SHORT-TERM INVESTMENTS (Cost $24,959,000)		$24,959,000
Total Investments (500 Index Trust B)
(Cost $836,343,057) - 103.27%		$934,839,931
Other assets and liabilities, net - (3.27%)		(29,560,744)
TOTAL NET ASSETS - 100.00%		$905,279,187

Core Balanced Trust

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.02%
Affiliated Investment Companies - 100.02%
Equity - 86.94%
John Hancock Variable Insurance Trust (G) - 86.94%
500 Index, Series NAV (John Hancock) (A)(2)	3,281,870	$37,643,054
Balanced, Series NAV (T. Rowe Price)	7,274,399	124,683,199
International Index, Series NAV
(John Hancock) (A)(2)	613,155	11,239,132
Mid Cap Index, Series NAV
(John Hancock) (A)(2)	189,881	3,647,616
Small Cap Index, Series NAV
(John Hancock) (A)(2)	245,527	3,648,524
Fixed Income - 13.08%
John Hancock Variable Insurance Trust (G) - 13.08%
Total Bond Market A,
Series NAV (Declaration) (A)	1,926,037	$27,214,898
		208,076,423
TOTAL INVESTMENT COMPANIES (Cost $186,569,672)		$208,076,423
Total Investments (Core Balanced Trust)
(Cost $186,569,672) - 100.02%		$208,076,423
Other assets and liabilities, net - (0.02%)		(31,235)
TOTAL NET ASSETS - 100.00%		$208,045,188

Core Balanced Strategy Trust

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.59%
Affiliated Investment Companies - 100.59%
Equity - 50.77%
John Hancock Variable Insurance Trust (G) - 50.77%
500 Index, Series NAV (John Hancock) (A)(2)	101,629	$1,165,690
International Index, Series NAV
(John Hancock) (A)(2)	28,916	530,036
Mid Cap Index, Series NAV
(John Hancock) (A)(2)	10,254	196,970
Small Cap Index, Series NAV
(John Hancock) (A)(2)	5,292	78,633
Fixed Income - 49.82%
John Hancock Variable Insurance Trust (G) - 49.82%
Total Bond Market A,
Series NAV (Declaration) (A)	136,897	1,934,354
		3,905,683
TOTAL INVESTMENT COMPANIES (Cost $3,549,198)		$3,905,683
Total Investments (Core Balanced Strategy Trust)
(Cost $3,549,198) - 100.59%		$3,905,683
Other assets and liabilities, net - (0.59%)		(22,938)
TOTAL NET ASSETS - 100.00%		$3,882,745

Core Strategy Trust

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 100.01%
Equity - 70.36%
John Hancock Variable Insurance Trust (G) - 70.36%
500 Index, Series NAV (John Hancock) (A)(2)	26,605,518	$305,165,283
International Index, Series NAV
(John Hancock) (A)(2)	7,747,503	142,011,737
Mid Cap Index, Series NAV
(John Hancock) (A)(2)	2,708,948	52,038,897
Small Cap Index, Series NAV
(John Hancock) (A)(2)	1,501,883	22,317,982

The accompanying notes are an integral part of the financial statements.

12

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Core Strategy Trust (continued)

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Fixed Income - 29.65%
John Hancock Variable Insurance Trust (G) - 29.65%
Total Bond Market A,
Series NAV (Declaration) (A)	15,556,884	$219,818,765
		741,352,664
TOTAL INVESTMENT COMPANIES (Cost $625,805,409)		$741,352,664
Total Investments (Core Strategy Trust)
(Cost $625,805,409) - 100.01%		$741,352,664
Other assets and liabilities, net - (0.01%)		(44,352)
TOTAL NET ASSETS - 100.00%		$741,308,312

International Equity Index Trust A

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.25%
Australia - 5.78%
AGL Energy, Ltd.	9,394	$147,854
Alumina, Ltd.	51,496	117,898
Amcor, Ltd.	28,679	221,931
AMP, Ltd.	68,592	361,212
Asciano Group	48,810	86,397
Associated British Foods PLC (I)	6,240	108,466
Australia & New Zealand Banking Group, Ltd.	53,359	1,260,155
Australian Stock Exchange, Ltd.	3,619	118,371
Bendigo and Adelaide Bank, Ltd.	7,031	66,987
BHP Billiton, Ltd.	64,441	3,045,694
BlueScope Steel, Ltd.	43,158	56,034
Boral, Ltd.	13,845	65,612
Brambles, Ltd.	31,098	241,598
Caltex Australia, Ltd.	2,853	36,100
CFS Gandel Retail Trust	57,869	112,916
Coca-Cola Amatil, Ltd.	11,962	146,777
Cochlear, Ltd.	1,118	86,299
Commonwealth Bank of Australia	32,432	1,825,335
Computershare, Ltd.	8,579	81,669
Crown, Ltd.	9,470	90,927
CSL, Ltd.	10,802	382,877
Dexus Property Group	85,097	80,522
Duluxgroup, Ltd.	8,017	24,192
Echo Entertainment Group, Ltd. (I)	13,706	60,419
Fortescue Metals Group, Ltd.	26,436	181,328
Foster’s Group, Ltd.	40,218	222,644
Goodman Group	109,709	83,027
GPT Group	34,392	116,841
Harvey Norman Holding, Ltd.	8,189	21,918
Iluka Resources, Ltd.	8,402	152,424
Incitec Pivot, Ltd.	37,552	156,490
John Fairfax Holdings, Ltd. (L)	67,003	70,770
Leighton Holdings, Ltd.	2,998	67,319
Lend Lease Corp.	11,006	106,378
MacArthur Coal, Ltd.	2,962	35,015
Macquarie Airports, Ltd.	15,846	56,987
Macquarie Group, Ltd.	7,205	242,610
Metcash, Ltd.	13,891	61,907
Mirvac Group	56,704	76,234
National Australia Bank, Ltd.	42,964	1,185,390
Newcrest Mining, Ltd.	15,277	620,102
NRMA Insurance Group, Ltd.	44,162	161,623
OneSteel, Ltd.	39,981	79,682
Orica, Ltd.	8,005	$232,154
Origin Energy, Ltd.	22,625	384,738
Oxiana, Ltd. (I)	5,781	82,547
Paladin Resources, Ltd. (I)	11,802	32,129
Qantas Airways, Ltd. (I)	27,133	53,783
QBE Insurance Group, Ltd.	21,579	400,615
QR National, Ltd. (I)	33,938	123,297
Rio Tinto, Ltd.	8,775	784,541
Santos, Ltd.	17,678	257,595
Sonic Healthcare, Ltd.	6,566	90,586
SP Ausnet	26,710	27,083
Stockland	45,247	165,848
Suncorp-Metway, Ltd.	27,212	238,340
TABCORP Holdings, Ltd.	13,706	48,550
Tattersall’s, Ltd.	27,055	69,810
Telstra Corp., Ltd.	93,559	290,521
Toll Holdings, Ltd.	11,981	62,581
Transurban Group, Ltd.	31,744	178,738
Treasury Wine Estates, Ltd. (I)	13,406	48,887
Wesfarmers, Ltd.	21,437	734,651
Wesfarmers, Ltd. (Price Protected Shares)	2,902	100,639
Westfield Group	43,325	403,735
Westfield Retail Trust	47,784	139,102
Westpac Banking Corp.	60,238	1,444,999
Woodside Petroleum, Ltd.	11,802	520,608
Woolworths, Ltd.	26,093	778,084
WorleyParsons, Ltd.	2,956	89,754
		20,308,846
Austria - 0.22%
Erste Group Bank AG	3,990	208,994
Immoeast AG (I)	6,755	0
IMMOFINANZ AG (I)(L)	10,132	43,185
Oesterreichische Elektrizitaets AG, Class A	1,380	60,161
OMV AG	2,190	95,685
Raiffeisen Bank International AG (L)	1,623	83,534
Telekom Austria AG	7,482	95,437
Voestalpine AG (L)	2,319	128,010
Wiener Staedtische Allgemeine
Versicherung AG	1,013	55,681
		770,687
Belgium - 0.67%
Ageas	57,864	156,934
Anheuser-Busch InBev NV	16,105	933,886
Bekaert SA (I)	759	57,778
Belgacom SA	3,210	114,681
Colruyt SA	1,790	89,529
Compagnie Nationale a Portefeuille, ADR (I)	708	50,175
Delhaize Group SA	1,944	145,751
Dexia SA (I)	8,581	26,700
Groupe Bruxelles Lambert SA	1,576	140,095
KBC Bancassurance Holding NV	4,197	164,863
Mobistar SA	683	51,861
Solvay SA	1,341	207,206
UCB SA	2,353	105,730
Umicore SA	2,192	119,476
		2,364,665
Bermuda - 0.07%
Seadrill, Ltd.	7,387	260,029
Brazil - 1.49%
All America Latina Logistica SA	8,400	70,671
B2W Companhia Global Do Varejo	2,791	34,068
Banco do Brasil SA	12,102	217,125

The accompanying notes are an integral part of the financial statements.

13

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Banco Santander Brasil SA	11,780	$138,131
BM&F Bovespa SA	30,300	200,557
BR Malls Participacoes SA	8,056	92,141
Brasil Telecom SA	584	6,380
Brasil Telecom SA - New York Exchange	494	14,158
Brookfield Incorporacoes SA	7,830	38,180
Brookfield Incorporacoes SA (I)	399	1,843
CCR SA	2,900	86,313
Centrais Eletricas Brasileiras SA	3,600	48,188
Cia de Bebidas Das Americas (I)	70	2,305
Cia de Saneamento Basico do Estado de
Sao Paulo	2,558	76,184
Cia de Transmissao de Energia Electrica
Paulista, ADR (I)	83	2,500
Cielo SA	6,195	154,811
Companhia Siderurgica Nacional SA	16,000	196,739
Companhia Siderurgica Nacional SA, ADR	200	2,492
Cosan SA Industria e Comercio	2,887	45,507
CPFL Energia SA	4,400	62,871
Cyrela Brazil Realty SA	6,000	57,168
Duratex SA	4,982	42,170
EDP - Energias do Brasil SA	1,600	38,548
Empresa Brasileira de Aeronautica SA	12,500	95,313
Fibria Celulose SA	2,814	37,054
Gafisa SA	8,032	38,239
Hypermarcas SA	5,544	52,220
Itausa - Investimentos Itau SA	504	3,875
JBS SA (I)	9,071	31,270
Localiza Rent a Car SA	1,961	35,057
Lojas Renner SA (I)	3,300	125,813
Marfrig Frigorificos e Comercio
de Alimentos SA	4,561	45,007
MMX Mineracao e Metalicos SA (I)	3,720	19,903
MRV Engenharia e Participacoes SA	7,455	61,908
Multiplan Empreendimentos Imobiliarios SA	1,514	33,081
Natura Cosmeticos SA	3,400	84,965
OGX Petroleo e Gas Participacoes SA (I)	28,200	263,632
PDG Realty SA Empreendimentos
e Participacoes	20,914	117,793
Perdigao SA	13,756	233,578
Petroleo Brasileiro SA	54,015	908,528
Porto Seguro SA	2,616	40,732
Redecard SA	8,535	128,628
Rossi Residencial SA (I)	2,703	22,100
Souza Cruz SA	8,000	101,804
Tam SA	91	1,872
Tele Norte Leste Participacoes SA	700	12,178
Tele Norte Leste Participacoes SA, ADR	1,336	20,761
Tractebel Energia SA	2,800	49,338
Ultrapar Participacoes SA	6,000	106,302
Usinas Siderurgicas de Minas Gerais SA	3,000	45,135
Vale Fertilizantes SA	28,300	897,425
		5,242,561
Canada - 7.82%
Agnico-Eagle Mines, Ltd.	3,487	220,475
Agrium, Inc.	3,239	284,422
Alimentation Couche Tard, Inc.	3,100	90,385
ARC Resources, Ltd.	2,700	70,016
Athabasca Oil Sands Corp. (I)	4,200	66,193
Bank of Montreal (L)	12,191	775,486
Bank of Nova Scotia (L)	20,852	1,256,158
Barrick Gold Corp.	21,010	953,940
Baytex Energy Corp.	2,200	120,259
BCE, Inc. (L)	5,238	205,403
Bombardier, Inc.	36,262	$261,310
Bonavista Energy Corp.	1,500	44,435
Brookfield Asset Management, Inc.	10,948	364,271
Brookfield Properties Corp.	5,290	102,185
Brookfield Residential Properties, Inc. (I)	541	5,329
CAE, Inc.	5,584	75,326
Cameco Corp.	8,634	227,745
Canadian Imperial Bank of Commerce (L)	7,870	621,391
Canadian National Railway Company	9,702	775,999
Canadian Natural Resources, Ltd.	22,716	952,261
Canadian Oil Sands, Ltd.	4,900	141,394
Canadian Pacific Railway, Ltd.	3,326	207,502
Canadian Tire Corp., Ltd.	1,446	94,606
Canadian Utilities, Ltd.	1,300	75,510
Cenovus Energy, Inc.	15,836	597,678
CGI Group, Inc. (I)	4,924	121,562
Chorus Aviation, Inc.	350	1,847
CI Financial Corp.	2,467	58,577
Crescent Point Energy Corp.	4,900	226,443
Eldorado Gold Corp.	11,900	175,579
Empire Company, Ltd.	300	17,388
Enbridge, Inc.	16,248	528,319
Encana Corp.	16,236	501,330
Enerplus Corp.	3,600	113,661
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	441	176,501
Finning International, Inc.	3,662	108,594
First Quantum Minerals, Ltd.	1,700	247,866
Fortis, Inc. (L)	3,000	100,627
Franco-Nevada Corp.	2,200	82,119
George Weston, Ltd.	1,064	77,159
Gildan Activewear, Inc.	2,800	98,680
Goldcorp, Inc.	16,028	775,267
Great-West Lifeco, Inc. (L)	5,824	153,865
Husky Energy, Inc.	5,748	156,745
IAMGOLD Corp.	7,200	135,422
IGM Financial, Inc.	2,704	141,726
Imperial Oil, Ltd.	6,427	299,342
Industrial Alliance Insurance and
Financial Services, Inc.	2,700	112,261
Inmet Mining Corp.	700	50,371
Intact Financial Corp.	2,400	137,861
Ivanhoe Mines, Ltd. (I)	6,325	159,822
Kinross Gold Corp.	24,960	394,153
Loblaw Companies, Ltd.	2,763	111,586
Magna International, Inc.	4,514	244,082
Manulife Financial Corp. (L)(O)	37,176	658,371
MEG Energy Corp. (I)	2,500	130,437
Metro, Inc. (L)	2,700	134,349
National Bank of Canada	3,532	286,457
Nexen, Inc.	10,936	246,512
Niko Resources, Ltd.	1,200	74,915
Onex Corp.	1,568	60,756
Open Text Corp. (I)	1,300	83,342
Osisko Mining Corp. (I)	6,800	105,689
Pacific Rubiales Energy Corp.	5,600	150,096
Pan American Silver Corp.	2,000	61,942
Pengrowth Energy Trust	6,300	79,366
Penn West Petroleum, Ltd.	9,297	214,676
PetroBakken Energy, Ltd., Class A	1,400	19,219
Petrobank Energy & Resources, Ltd. (I)	2,100	30,832
Potash Corp. of Saskatchewan, Inc.	17,167	980,412
Power Corp. of Canada (L)	7,583	211,423
Power Financial Corp.	5,478	168,921
Progress Energy Resources Corp.	1,900	27,049

The accompanying notes are an integral part of the financial statements.

14

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Research In Motion, Ltd. (I)	10,200	$294,858
RioCan Real Estate Investment Trust	2,400	64,551
Ritchie Brothers Auctioneers, Inc.	1,300	35,801
Rogers Communications, Inc., Class B (L)	9,858	390,354
Royal Bank of Canada (L)	29,124	1,664,789
Saputo, Inc.	3,700	178,430
Shaw Communications, Inc., Class B (L)	7,198	164,118
Shoppers Drug Mart Corp. (L)	4,644	191,163
Silver Wheaton Corp.	6,800	224,422
SNC-Lavalin Group, Inc.	3,387	206,778
Sun Life Financial, Inc. (L)	12,048	362,895
Suncor Energy, Inc.	31,814	1,246,896
Talisman Energy, Inc.	22,474	461,621
Teck Resources, Ltd.	11,547	586,898
TELUS Corp.	1,305	71,850
TELUS Corp., Non-Voting Shares	2,956	155,761
The Toronto-Dominion Bank	18,250	1,547,499
Thomson Corp. (L)	7,366	276,554
Tim Hortons, Inc.	3,600	175,773
TMX Group, Inc.	1,376	62,490
Tourmaline Oil Corp. (I)	2,200	73,086
Trans-Canada Corp. (L)	15,250	669,643
TransAlta Corp.	5,479	116,971
Valeant Pharmaceuticals International, Inc.	3,150	163,795
Vermilion Energy, Inc.	800	42,304
Viterra, Inc.	5,800	63,025
Yamana Gold, Inc.	15,306	178,698
Yellow Media, Inc. (L)	2,800	6,968
		27,501,189
Cayman Islands - 0.02%
ENN Energy Holdings, Ltd.	20,000	68,111
Chile - 0.34%
Banco Santander Chile SA, ADR (L)	2,180	204,506
Cia Cervecerias Unidas SA, ADR	1,245	73,194
Empresa Nacional de
Electricidad SA, ADR (L)	4,420	252,426
Enersis SA, ADR	11,983	276,807
Lan Airlines SA, ADR (L)	4,785	136,468
Sociedad Quimica y Minera de
Chile SA, ADR	2,625	169,890
Vina Concha Y Toro SA, ADR (L)	1,297	67,885
		1,181,176
China - 3.10%
Agile Property Holdings, Ltd.	37,800	59,142
Air China, Ltd.	62,000	64,756
Alibaba.com, Ltd.	27,900	44,655
Aluminum Corp. of China, Ltd.	104,000	89,554
Angang Steel Company, Ltd., Class H	23,960	26,295
Anhui Conch Cement Company, Ltd.	30,000	142,119
Anta Sports Products, Ltd.	17,000	30,466
Bank of China, Ltd., Class H	1,405,077	689,278
Bank of Communications
Company, Ltd., Class H	165,255	159,300
BBMG Corp.	22,000	33,125
Beijing Datang Power Generation
Company, Ltd., Class H	78,000	26,543
Byd Company, Ltd., Class H (I)	13,400	43,711
China BlueChemical, Ltd.	54,000	44,794
China Citic Bank Corp., Ltd. (I)	132,000	82,591
China Coal Energy Company, Series H	88,000	119,296
China Communications
Construction Company, Ltd.	109,535	94,986
China Communications
Services Corp., Ltd., Class H	36,000	$21,314
China Construction Bank Corp.	1,078,346	898,924
China COSCO Holdings Company, Ltd.	64,835	51,011
China International
Marine Containers Co., Ltd.	5,200	8,480
China Life Insurance Company, Ltd.	167,000	575,547
China Longyuan Power Group Corp.	45,000	43,566
China Merchants Bank Company, Ltd.	86,535	210,613
China Minsheng Banking Corp. Ltd.	101,400	93,921
China National Building
Material Company, Ltd.	68,000	134,408
China Oilfield Services, Ltd.	32,000	58,842
China Pacific Insurance Group Company, Ltd.	17,300	72,013
China Petroleum & Chemical Corp.	354,000	359,027
China Railway Construction Corp.	41,500	34,905
China Railway Group, Ltd.	104,000	49,013
China Shenhua Energy Company, Ltd.	77,500	373,125
China Shineway Pharmaceutical Group, Ltd.	8,400	16,676
China Shipping Container
Lines Company, Ltd. (I)	72,650	24,604
China Shipping Development Company, Ltd.	30,000	27,624
China Telecom Corp., Ltd.	304,000	197,879
China Vanke Co., Ltd.	23,800	32,073
China Yurun Food Group, Ltd.	28,600	81,054
China Zhongwang Holdings, Ltd.	32,400	14,594
CNOOC, Ltd.	399,984	941,747
Country Garden Holdings Company	81,973	36,182
CSR Corp., Ltd.	43,000	40,419
Dongfang Electric Corp. Ltd.	8,000	29,682
Dongfeng Motor Group Company, Ltd.	72,000	137,617
Evertop Wire Cable Corp.	30,000	100,815
Fosun International, Ltd.	30,500	23,187
Foxconn International Holdings, Ltd. (I)	26,000	11,521
Golden Eagle Retail Group, Ltd.	21,000	53,707
Greentown China Holdings, Ltd.	19,000	18,279
Guangdong Investment, Ltd.	52,000	27,975
Guangzhou Automobile Group Company, Ltd.	57,831	70,820
Guangzhou R&F Properties
Company, Ltd., Class H	24,800	34,269
Hengan International Group Company, Ltd.	18,000	162,416
Hidili Industry International Development, Ltd.	24,000	20,831
Huaneng Power International, Inc., Class H	88,000	46,498
Industrial & Commercial Bank of China, Ltd.	1,122,957	859,841
Inner Mongolia Yitai Coal Co.	12,400	72,466
Jiangsu Expressway, Ltd.	32,000	29,407
Lenovo Group, Ltd.	126,000	72,388
Li Ning Company, Ltd.	15,500	26,830
Longfor Properties Company, Ltd.	23,100	35,720
Maanshan Iron & Steel Company, Ltd.	48,000	22,171
Metallurgical Corp. of China, Ltd.	53,000	20,554
Parkson Retail Group, Ltd.	36,500	53,578
PetroChina Company, Ltd., Class H	472,000	688,064
PICC Property & Casualty
Company, Ltd., Class H (I)	54,000	92,367
Ping An Insurance (Group) Company, Ltd.	31,000	323,484
Semiconductor
Manufacturing International Corp. (I)	387,000	31,615
Shandong Weigao Group Medical
Polymer Company, Ltd.	32,000	46,510
Shanghai Electric Group Company, Ltd.	90,000	47,707
Shanghai Lujiazui Finance & Trade
Zone Development Co., Ltd.	4,200	5,424
Shimao Property Holdings, Ltd., GDR	33,500	41,757
Shui On Land, Ltd.	73,153	32,203

The accompanying notes are an integral part of the financial statements.

15

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Sino-Ocean Land Holdings, Ltd.	87,810	$45,097
Sinopec Shanghai Petrochemical
Company, Ltd., Class H	52,000	23,078
Sinopharm Group Company, Ltd.	12,000	40,410
Sinotruk Hong Kong, Ltd.	18,000	12,594
Soho China, Ltd.	66,000	59,283
Tencent Holdings, Ltd.	22,000	603,939
Tingyi (Cayman Islands) Holding Corp.	44,000	136,522
Tsingtao Brewery Company, Ltd., Series H	8,000	46,261
Want Want China Holdings, Ltd.	61,000	59,256
Weichai Power Company, Ltd.	10,000	58,917
Wumart Stores, Inc.	14,000	34,687
Yangzijiang Shipbuilding Holdings, Ltd.	27,000	32,241
Yanzhou Coal Mining Company, Ltd., Class H	50,000	192,137
Zhejiang Expressway Company, Ltd., Class H	36,000	27,198
Zijin Mining Group Company, Ltd.	161,853	81,870
ZTE Corp., Class H	14,620	53,020
		10,894,385
Colombia - 0.19%
BanColombia SA ADR (L)	9,325	622,257
Petrominerales, Ltd.	1,289	37,837
		660,094
Cyprus - 0.01%
Bank of Cyprus PCL	14,354	42,358
Czech Republic - 0.09%
CEZ AS	3,072	158,064
Komercni Banka AS	264	64,349
Telefonica O2 Czech Republic AS	3,005	78,256
		300,669
Denmark - 0.72%
A P Moller Maersk A/S	13	107,583
A P Moller Maersk A/S, Series A	28	241,592
Carlsberg A/S	2,052	223,286
Coloplast A/S	542	82,400
Danske Bank A/S (I)	13,197	245,092
DSV A/S, ADR	3,980	95,503
Novo Nordisk A/S	8,840	1,108,300
Novozymes A/S, B Shares	964	156,839
TDC A/S	7,400	67,633
TrygVesta A/S	702	40,475
Vestas Wind Systems A/S (I)	5,044	117,262
William Demant Holdings A/S (I)	582	52,514
		2,538,479
Egypt - 0.06%
Commercial International Bank	12,754	64,010
Egypt Kuwait Holding Company	11,363	14,538
Egyptian Company for Mobile Services	336	7,206
Egyptian Financial Group-Hermes Holding (I)	3,297	11,101
Orascom Construction Industries	1,338	60,112
Orascom Telecom Holding SAE (I)	35,950	24,550
Talaat Moustafa Group (I)	15,481	12,762
Telecom Egypt	3,596	9,129
		203,408
Finland - 0.68%
Elisa OYJ, Class A (L)	3,307	71,185
Fortum OYJ	9,708	281,152
Kesko OYJ	1,369	63,722
Kone OYJ	3,476	218,254
Metso OYJ	2,927	166,245
Neste Oil OYJ (L)	5,377	84,294
Nokia OYJ	79,044	510,514
Nokian Renkaat OYJ	1,470	$73,684
Orion OYJ, Series B	1,114	28,708
Outokumpu OYJ	4,187	55,423
Pohjola Bank OYJ	1,284	16,604
Rautaruukki OYJ	3,081	69,611
Sampo OYJ	8,903	287,455
Sanoma OYJ (L)	700	12,973
Stora Enso OYJ, Series R (L)	13,947	146,332
UPM-Kymmene OYJ	9,899	181,018
Wartsila OYJ	3,938	132,876
		2,400,050
France - 6.55%
Accor SA (L)	3,247	145,383
Aeroports de Paris	392	36,872
Air France KLM (I)	2,181	33,481
Air Liquide SA	5,899	845,573
Alcatel-Lucent (I)	48,917	282,405
Alstom SA (L)	4,293	264,392
ANF Immobilier	13	613
Arkema SA	1,111	114,374
Atos Origin SA	897	50,686
AXA SA	34,708	788,011
BNP Paribas SA	19,316	1,489,756
Bouygues SA	4,878	214,457
Bureau Veritas SA	1,095	92,484
Cap Gemini SA	2,507	146,885
Carrefour SA (L)	12,644	519,298
Casino Guichard Perrachon SA	765	72,112
Christian Dior SA	1,103	173,557
Cie de Saint-Gobain	8,045	521,007
Cie Generale d’Optique
Essilor International SA	4,267	346,096
Cie Generale de Geophysique-Veritas (I)	2,600	95,777
Cie Generale des Etablissements Michelin	3,769	368,625
CNP Assurances SA	2,692	58,697
Credit Agricole SA (L)	20,273	304,901
Danone SA	12,157	907,087
Dassault Systemes SA	1,174	99,957
Edenred	3,247	99,015
EDF SA	5,805	227,890
Eiffage SA	533	35,270
Eramet	83	27,491
Eurazeo	436	31,839
Eutelsat Communications SA	1,283	57,707
Fonciere Des Regions	477	50,532
France Telecom SA (L)	37,468	797,069
GDF Suez	25,004	915,068
Gecina SA	200	27,941
Groupe Eurotunnel SA	9,550	106,781
ICADE	399	49,201
Iliad SA	328	44,013
Imerys SA	374	26,337
JCDecaux SA (I)	1,379	44,176
Klepierre SA	1,807	74,568
L’Oreal SA	4,767	619,158
Lafarge SA (L)	4,232	269,697
Lagardere SCA	1,664	70,308
Legrand SA, ADR	3,960	166,777
LVMH Moet Hennessy Louis Vuitton	5,106	918,966
M6-Metropole Television SA	612	14,161
Natixis (L)	15,361	77,079
Neopost SA	415	35,653
Pernod-Ricard SA (L)	4,263	420,214
Peugeot SA	2,679	119,939

The accompanying notes are an integral part of the financial statements.

16

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
PPR	1,585	$282,272
Publicis Groupe SA (L)	2,723	152,006
Renault SA	4,056	240,138
Safran SA	2,595	110,832
Sanofi (L)	23,425	1,882,762
Schneider Electric SA	5,068	846,721
SCOR SE	3,147	89,420
Societe BIC SA	290	28,026
Societe Generale (L)	13,310	788,904
Societe Television Francaise	1,243	22,629
Sodexo	2,153	168,692
Suez Environnement SA (L)	6,416	127,876
Technip SA	2,024	216,808
Thales SA	1,269	54,716
Total SA	42,711	2,470,237
Unibail-Rodamco SE	1,963	453,640
Vallourec SA	2,237	272,404
Veolia Environnement SA (L)	7,821	220,358
Vinci SA	9,322	597,147
Vivendi SA	25,030	696,048
		23,020,972
Germany - 5.44%
Adidas AG	4,115	326,402
Allianz SE	9,249	1,292,245
BASF SE	18,561	1,816,385
Bayer AG	16,705	1,343,016
Bayerische Motoren Werke (BMW) AG	6,662	663,844
Beiersdorf AG	1,584	102,789
Celesio AG	1,628	32,460
Commerzbank AG (I)	23,456	100,863
Continental AG (I)	1,605	168,516
Daimler AG	18,236	1,372,458
Deutsche Bank AG	18,961	1,120,375
Deutsche Boerse AG	3,856	292,645
Deutsche Lufthansa AG	4,195	91,366
Deutsche Post AG	16,761	321,873
Deutsche Telekom AG	57,390	900,167
E.ON AG	36,699	1,041,810
Fraport AG, ADR	459	36,907
Fresenius Medical Care AG	3,743	279,848
Fresenius SE & Company KGaA	1,988	207,496
GEA Group AG	2,970	106,204
Hannover Rueckversicherung AG	1,132	59,046
HeidelbergCement AG	2,968	189,203
Henkel AG & Company, KGaA	2,630	150,735
Hochtief AG	800	66,788
Infineon Technologies AG	21,217	238,079
K&S AG	3,457	265,686
Kabel Deutschland Holding AG (I)	1,445	88,845
Lanxess AG	1,680	137,730
Linde AG	3,397	595,584
MAN SE (L)	2,077	276,736
Merck KGaA	1,128	122,579
Metro AG	2,502	151,462
Muenchener Rueckversicherungs AG	3,800	580,128
RWE AG	8,451	467,717
Salzgitter AG	698	53,226
SAP AG	18,463	1,116,681
Siemens AG	16,627	2,282,968
Suedzucker AG	1,402	49,820
ThyssenKrupp AG	6,945	360,274
TUI AG (I)	2,987	32,378
United Internet AG	1,822	38,297
Volkswagen AG	616	113,176
Wacker Chemie AG	304	$65,728
		19,120,535
Greece - 0.14%
Alpha Bank AE (I)	9,557	48,297
Coca Cola Hellenic Bottling Company SA (I)	4,700	125,951
EFG Eurobank Ergasias SA (I)	7,016	33,013
Hellenic Telecommunications Organization SA	6,840	64,121
National Bank of Greece SA (I)	17,944	128,925
OPAP SA	4,410	68,906
Public Power Corp. SA	1,780	25,541
		494,754
Hong Kong - 2.55%
AIA Group, Ltd. (I)	157,800	550,223
ASM Pacific Technology, Ltd.	2,086	28,839
Bank of East Asia, Ltd.	35,124	144,771
Beijing Capital International Airport
Company, Ltd., Class H (I)	60,000	28,125
Beijing Enterprises Holdings, Ltd.	10,000	52,313
Belle International Holdings, Ltd.	95,882	203,465
BOC Hong Kong Holdings, Ltd.	78,500	227,938
Cathay Pacific Airways, Ltd.	14,000	32,562
Chaoda Modern Agriculture Holdings, Ltd.	66,120	28,539
Cheung Kong Holdings, Ltd.	27,151	399,289
Cheung Kong Infrastructure Holdings, Ltd.	9,000	46,760
China Agri-Industries Holdings, Ltd.	44,000	46,788
China Dongxiang Group Company	77,000	24,568
China Everbright, Ltd.	22,000	42,080
China High Speed Transmission Equipment
Group Company, Ltd.	25,000	27,511
China Mengniu Dairy Company, Ltd.	24,000	80,928
China Merchants Holdings
International Company, Ltd.	28,685	111,552
China Mobile, Ltd.	135,000	1,257,920
China Overseas Land & Investment, Ltd.	89,360	193,577
China Resource Power Holdings, Ltd.	36,200	70,842
China Resources Enterprises, Ltd.	26,000	106,476
China Resources Land, Ltd.	44,000	79,444
China Taiping Insurance
Holdings Company, Ltd. (I)	16,000	36,096
China Unicom, Ltd.	130,550	264,695
Citic 1616 Holdings, Ltd.	1,050	288
Citic Pacific, Ltd.	24,000	60,592
CLP Holdings, Ltd.	37,111	329,444
COSCO Pacific, Ltd.	25,754	45,375
Esprit Holdings, Ltd.	21,333	66,453
Franshion Properties China, Ltd.	74,000	18,867
Fushan International Energy Group, Ltd.	80,000	49,096
Geely Automobile Holdings Company, Ltd.	75,000	29,381
GOME Electrical Appliances Holdings, Ltd.	169,920	67,867
Hang Lung Group, Ltd.	11,000	70,251
Hang Lung Properties, Ltd.	46,000	191,128
Hang Seng Bank, Ltd.	16,400	262,288
Henderson Land Development Company, Ltd.	16,554	107,426
Hong Kong & China Gas Company, Ltd.	100,430	228,524
Hong Kong Exchanges & Clearing, Ltd.	19,983	420,951
Hopewell Holdings, Ltd.	6,638	21,113
Huabao International Holdings, Ltd.	30,000	27,353
Hutchison Whampoa, Ltd.	41,423	449,108
Hysan Development Company, Ltd.	13,471	66,950
Kerry Properties, Ltd.	10,000	48,458
Kingboard Chemical Holdings, Ltd.	16,228	75,655
Kunlun Energy Company, Ltd.	50,000	86,381
Lee & Man Paper Manufacturing, Ltd.	36,000	21,972

The accompanying notes are an integral part of the financial statements.

17

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Li & Fung, Ltd.	97,658	$196,412
Lifestyle International Holdings, Ltd.	4,500	13,325
MTR Corp., Ltd.	33,572	119,399
New World Development Company, Ltd.	59,386	90,208
Nine Dragons Paper Holdings, Ltd.	44,000	38,562
Noble Group, Ltd.	61,970	99,770
NWS Holdings, Ltd.	14,715	19,717
Orient Overseas International, Ltd.	1,938	12,590
PCCW, Ltd.	87,000	37,691
Poly Hong Kong Investment, Ltd.	26,000	17,258
Power Assets Holdings, Ltd.	29,500	222,511
Renhe Commercial Holdings Compnay, Ltd.	160,000	30,656
Shanghai Industrial Holdings, Ltd.	14,000	52,080
Shangri-La Asia, Ltd.	17,282	42,652
Sino Land Company, Ltd.	23,191	37,616
Sino-Forest Corp. (I)(L)	4,600	15,263
Sinofert Holdings, Ltd.	54,000	23,730
Skyworth Digital Holdings, Ltd.	39,196	23,637
Sun Hung Kai Properties, Ltd.	27,550	401,001
Swire Pacific, Ltd.	13,500	199,413
The Link REIT	34,215	117,035
Wharf Holdings, Ltd.	29,000	202,577
Wheelock and Company, Ltd.	17,000	69,002
Wing Hang Bank, Ltd.	3,543	38,869
Yue Yuen Industrial Holdings, Ltd.	8,000	25,518
		8,976,714
Hungary - 0.09%
Magyar Telekom Telecommunications PLC	10,442	33,559
MOL Hungarian Oil and Gas PLC (I)	750	85,987
OTP Bank PLC	4,462	145,297
Richter Gedeon Nyrt	298	58,884
		323,727
India - 1.42%
Dr. Reddy’s Laboratories, Ltd., ADR	2,151	73,844
ICICI Bank, Ltd., ADR	18,525	913,283
Infosys, Ltd., ADR (L)	24,265	1,582,806
Larsen & Toubro, Ltd., GDR (S)	9,329	380,600
Ranbaxy Laboratories, Ltd., ADR	2,771	33,529
Reliance Capital, Ltd. (S)	2,246	29,063
Reliance Communication, Ltd., GDR (S)	31,056	66,485
Reliance Industries, Ltd., GDR (S)	30,655	1,233,557
Reliance Infrastructure, Ltd., GDR (I)(S)	708	25,422
Satyam Computer Services, Ltd., ADR (I)(L)	7,380	27,306
State Bank of India, GDR	1,411	155,351
Tata Motors, Ltd., ADR	9,689	218,099
Ultratech Cement, Ltd., GDR	274	5,700
Wipro, Ltd., ADR (L)	18,054	237,771
		4,982,816
Indonesia - 0.62%
Adaro Energy Tbk PT	129,500	37,092
Aneka Tambang Tbk PT	142,375	34,552
Astra Agro Lestari Tbk PT	4,842	13,293
Astra International Tbk PT	49,517	367,403
Bank Central Asia Tbk PT	305,726	272,833
Bank Danamon Indonesia Tbk PT	86,928	60,947
Bank Mandiri Tbk PT	210,726	177,636
Bank Rakyat Indonesia Tbk PT	279,998	213,037
Bumi Resources Tbk PT	451,220	155,722
Gudang Garam Tbk PT	13,000	75,636
Indo Tambangraya Megah PT	5,500	28,779
Indocement Tunggal Prakarsa Tbk PT	27,013	53,838
Indofood Sukses Makmur Tbk PT	130,595	87,638
Indosat Tbk PT	23,500	13,997
International Nickel Indonesia Tbk PT	77,500	$40,739
Perusahaan Gas Negara Tbk PT	279,515	131,487
Semen Gresik Persero Tbk PT	12,360	13,864
Tambang Batubara Bukit Asam Tbk PT	21,000	51,029
Telekomunikasi Indonesia Tbk PT	173,500	149,007
Unilever Indonesia Tbk PT (L)	43,000	74,783
United Tractors Tbk PT	44,983	130,973
		2,184,285
Ireland - 0.46%
Anglo Irish Bank Corp. PLC (I)	15,416	0
Bank of Ireland (I)	52,722	8,784
C&C Group PLC	224	1,166
CRH PLC	1,533	33,947
CRH PLC (London Exchange)	15,847	352,413
Elan Corp. PLC (I)	1,399	16,031
Experian PLC	21,490	273,694
James Hardie Industries, Ltd. (I)	7,997	50,608
Kerry Group PLC - London Exchange	3,278	136,166
Ryanair Holdings PLC, ADR	1,203	35,296
Shire PLC	11,864	370,367
WPP PLC	26,510	331,890
		1,610,362
Israel - 0.47%
Bank Hapoalim, Ltd.	25,834	129,077
Bank Leumi Le-Israel, Ltd.	23,381	110,472
Bezek Israeli Telecommunications Corp., Ltd.	32,563	82,410
Cellcom Israel, Ltd.	797	22,188
Delek Group, Ltd.	32	7,201
Elbit Systems, Ltd.	219	10,418
Israel Chemicals, Ltd.	8,453	134,927
Israel Corp., Ltd.	23	25,169
Israel Discount Bank, Ltd. (I)	7,050	13,916
Makhteshim-Agan Industries, Ltd. (I)	9,357	52,325
Mizrahi Tefahot Bank, Ltd.	3,560	37,860
Nice Systems, Ltd. (I)	1,795	65,098
Partner Communications Company, Ltd.	2,436	36,548
Teva Pharmaceutical Industries, Ltd.	19,041	917,974
		1,645,583
Italy - 1.74%
A2A SpA	13,168	20,500
Assicurazioni Generali SpA	23,431	494,123
Autogrill SpA	1,731	22,738
Autostrade SpA	6,436	137,016
Banca Carige SpA	7,526	17,054
Banca Intesa SpA	17,851	38,508
Banca Monte dei Paschi di Siena SpA (L)	68,923	52,228
Banche Popolari Unite SpA	15,304	86,160
Banco Popolare Societa Cooperativa	26,928	62,008
BGP Holdings PLC	130,653	0
Enel SpA	137,230	896,358
Eni SpA	48,223	1,143,198
Exor SpA	1,040	32,486
Fiat Industrial SpA (I)	16,787	217,018
Fiat SpA	16,787	184,298
Finmeccanica SpA	7,373	89,228
Intesa Sanpaolo SpA	213,346	567,370
Luxottica Group SpA	2,012	64,496
Mediaset SpA	20,023	94,140
Mediobanca SpA	8,503	86,135
Mondadori (Arnoldo) Editore SpA	29	102
Parmalat SpA	30,411	114,398
Pirelli & Company SpA	3,714	40,132
Prelios SpA (I)	3,714	2,612

The accompanying notes are an integral part of the financial statements.

18

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Prysmian SpA	2,628	$52,861
Saipem SpA	5,545	286,280
Snam Rete Gas SpA	31,977	189,304
Telecom Italia SpA	199,367	277,415
Telecom Italia SpA	125,634	146,213
Terna Rete Elettrica Nazionale SpA	22,829	106,084
UniCredit SpA	284,712	602,203
		6,122,666
Japan - 12.72%
Advantest Corp.	2,820	51,853
AEON Company, Ltd.	14,296	172,546
AEON Credit Service Company, Ltd.	2,023	27,619
Aeon Mall Company, Ltd.	1,300	31,553
Air Water, Inc.	2,000	24,104
Aisin Seiki Company, Ltd.	4,421	171,191
Ajinomoto Company, Inc.	14,695	174,747
Alfresa Holdings Corp.	600	23,354
All Nippon Airways Company, Ltd.	8,285	27,086
Amada Company, Ltd.	4,171	32,087
Aozora Bank, Ltd.	10,000	23,185
Asahi Breweries, Ltd.	8,699	175,282
Asahi Glass Company, Ltd.	20,809	242,978
Asahi Kasei Corp.	28,037	189,317
Astellas Pharma, Inc.	9,305	359,798
Bank of Kyoto, Ltd.	6,000	55,266
Benesse Holdings, Inc.	1,046	45,015
Bridgestone Corp.	12,747	293,367
Brother Industries, Ltd.	4,300	63,548
Canon, Inc.	22,926	1,093,268
Casio Computer Company, Ltd.	2,767	19,482
Central Japan Railway Company, Ltd.	32	251,515
Chiba Bank, Ltd.	15,104	94,694
Chubu Electric Power Company, Inc.	13,523	264,655
Chugai Pharmaceutical Company, Ltd.	3,984	65,363
Chugoku Bank, Ltd.	3,000	37,094
Chugoku Electric Power Company, Inc.	6,400	111,024
Chuo Mitsui Trust Holdings, Inc.	59,990	209,283
Citizen Watch Company, Ltd.	2,965	17,731
Cosmo Oil Company, Ltd.	10,000	28,418
Credit Saison Company, Ltd.	1,809	30,452
Dai Nippon Printing Company, Ltd.	11,047	124,522
Daicel Chemical Industries, Ltd.	6,000	39,738
Daido Steel Company, Ltd.	3,000	20,082
Daihatsu Motor Company, Ltd.	4,000	68,167
Daiichi Sankyo Company, Ltd.	14,328	280,254
Daikin Industries, Ltd.	5,185	183,756
Dainippon Sumitomo Pharma Company, Ltd.	3,500	33,288
Daito Trust Construction Company, Ltd.	1,581	134,271
Daiwa House Industry Company, Ltd.	10,285	129,492
Daiwa Securities Group, Inc.	33,649	148,241
Dena Company, Ltd.	1,500	64,691
Denki Kagaku Kogyo Kabushiki Kaisha	7,523	36,238
Denso Corp.	10,378	385,321
Dentsu, Inc.	4,200	124,121
East Japan Railway Company	6,600	379,263
Eisai Company, Ltd.	5,548	216,687
Electric Power Development Company, Ltd.	2,400	64,823
Elpida Memory, Inc. (I)	3,300	38,850
FamilyMart Company, Ltd.	740	27,201
FANUC Corp.	3,921	653,833
Fast Retailing Company, Ltd.	1,034	167,422
Fuji Electric Company, Ltd.	3,580	11,191
Fuji Heavy Industries, Ltd.	14,000	108,780
FUJIFILM Holdings Corp.	9,233	287,790
Fujitsu, Ltd.	35,379	$202,205
Fukuoka Financial Group, Inc.	13,000	54,362
Furukawa Electric Company, Ltd.	9,000	37,564
GS Yuasa Corp.	4,000	26,724
Gunma Bank	7,523	39,769
Hino Motors, Ltd.	1,114	6,502
Hirose Electric Company, Ltd.	717	73,495
Hisamitsu Pharmaceutical Company, Inc.	1,200	51,164
Hitachi Chemical, Ltd.	1,316	26,188
Hitachi Construction
Machinery Company, Ltd.	2,157	48,235
Hitachi High-Technologies Corp.	1,700	37,338
Hitachi Metals, Ltd.	2,000	28,275
Hitachi, Ltd.	88,882	525,406
Hokkaido Electric Power Company, Inc.	2,332	38,852
Hokuhoku Financial Group, Inc.	12,866	25,544
Hokuriku Electric Power Company	2,700	51,637
Honda Motor Company, Ltd.	32,838	1,265,694
Hoya Corp.	9,008	199,663
Ibiden Company, Ltd.	1,800	56,298
Idemitsu Kosan Company, Ltd.	300	32,043
Inpex Corp.	43	317,457
Isetan Mitsukoshi Holdings, Ltd.	6,276	61,450
Ishikawajima-Harima Heavy
Industries Company, Ltd.	15,866	41,077
Isuzu Motors, Ltd.	30,000	142,165
ITOCHU Corp.	31,798	330,768
Itochu Techno-Science Corp.	252	8,967
Iyo Bank, Ltd.	5,000	46,054
J Front Retailing Company, Ltd.	9,000	39,802
Japan Real Estate Investment Corp.	7	68,763
Japan Retail Fund Investment Corp.	16	24,698
Japan Tobacco, Inc.	95	366,627
JFE Holdings, Inc.	9,938	273,460
JGC Corp.	3,114	85,282
Joyo Bank, Ltd.	9,047	38,062
JS Group Corp.	5,784	149,047
JSR Corp.	2,867	55,625
Jupiter Telecommunications Company, Ltd.	20	22,364
JX Holdings, Inc.	49,000	330,890
Kajima Corp.	14,809	42,499
Kamigumi Company, Ltd.	3,466	32,415
Kaneka Corp.	6,000	39,497
Kansai Electric Power Company, Ltd.	15,922	317,790
Kansai Paint Company, Ltd.	2,762	25,196
Kao Corp.	11,738	308,484
Kawasaki Heavy Industries, Ltd.	21,037	83,911
Kawasaki Kisen Kaisha, Ltd.	9,933	34,748
KDDI Corp.	57	410,121
Keihin Electric Express
Railway Company, Ltd.	8,933	64,681
Keio Corp.	8,285	45,703
Keisei Electric Railway Company, Ltd.	3,000	17,764
Keyence Corp.	752	213,275
Kikkoman Corp.	1,762	18,546
Kintetsu Corp. (L)	40,208	129,046
Kirin Holdings Company, Ltd.	16,104	225,153
Kobe Steel, Ltd.	56,483	128,509
Koito Manufacturing Company, Ltd.	2,000	34,987
Komatsu, Ltd.	19,170	596,441
Konami Corp.	557	13,216
Konica Minolta Holdings, Inc.	10,109	84,347
Koyo Seiko Company, Ltd.	2,457	36,098
Kubota Corp.	22,218	197,826
Kuraray Company, Ltd.	6,200	91,002

The accompanying notes are an integral part of the financial statements.

19

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kurita Water Industries, Ltd.	1,981	$59,148
Kyocera Corp.	2,962	301,320
Kyowa Hakko Kogyo Company, Ltd.	4,862	46,377
Kyushu Electric Power Company, Inc.	8,469	152,711
Lawson, Inc.	869	45,640
Mabuchi Motor Company, Ltd.	282	14,249
Makita Corp.	1,557	72,338
Marubeni Corp.	34,798	231,274
Marui Company, Ltd.	2,436	18,467
Matsushita Electric Industrial Company, Ltd.	42,307	516,976
Mazda Motor Corp.	31,000	81,763
McDonald’s Holdings Company, Ltd. (L)	1,100	28,004
Mediceo Holdings Company, Ltd.	2,900	25,625
MEIJI Holdings Company, Ltd.	1,200	50,569
Minebea Company, Ltd.	5,523	29,436
Mitsubishi Chemical Holdings Corp.	25,500	180,891
Mitsubishi Corp.	26,744	670,069
Mitsubishi Electric Corp.	41,027	476,474
Mitsubishi Estate Company, Ltd.	25,218	442,698
Mitsubishi Gas & Chemicals Company, Inc.	7,000	51,362
Mitsubishi Heavy Industries, Ltd.	59,063	278,299
Mitsubishi Materials Corp.	13,980	44,056
Mitsubishi Motors Corp. (I)	90,000	110,155
Mitsubishi Tanabe Pharma Corp.	3,000	50,335
Mitsubishi UFJ Financial Group	256,400	1,248,225
Mitsubishi UFJ Lease &
Finance Company, Ltd.	660	25,526
Mitsui & Company, Ltd.	34,189	591,234
Mitsui Chemicals, Inc.	6,990	25,535
Mitsui Engineering &
Shipbuilding Company, Ltd.	8,638	18,906
Mitsui Fudosan Company, Ltd.	17,752	306,053
Mitsui O.S.K. Lines, Ltd.	25,513	137,295
Mizuho Financial Group, Inc.	409,300	674,778
Mizuho Trust & Banking Company, Ltd.	33,000	29,270
MS&AD Insurance Group Holdings	10,400	243,941
Murata Manufacturing Company, Ltd.	4,296	286,978
Namco Bandai Holdings, Inc.	3,367	40,532
NEC Corp.	61,617	141,080
NGK INSULATORS, Ltd.	4,171	77,765
NGK Spark Plug Company, Ltd.	1,762	24,332
NHK Spring Company, Ltd.	1,000	10,234
Nidec Corp.	2,286	213,388
Nikon Corp.	7,219	170,328
Nintendo Company, Ltd.	2,092	393,967
Nippon Building Fund, Inc.	13	126,882
Nippon Electric Glass Company, Ltd.	6,000	76,862
Nippon Express Company, Ltd.	11,809	47,884
Nippon Meat Packers, Inc.	2,000	28,677
Nippon Paper Group, Inc.	1,500	33,366
Nippon Sheet Glass Company, Ltd.	8,171	25,368
Nippon Steel Corp.	107,536	348,979
Nippon Telegraph & Telephone Corp.	9,500	461,942
Nippon Yusen Kabushiki Kaisha	25,923	96,516
Nishi-Nippon City Bank, Ltd.	4,000	11,843
Nissan Motor Company, Ltd.	48,690	511,112
Nisshin Seifun Group, Inc.	1,614	20,166
Nisshin Steel Company	7,047	13,466
Nissin Food Products Company, Ltd.	916	33,336
Nitori Holdings Company, Ltd.	468	44,472
Nitto Denko Corp.	3,532	179,411
NKSJ Holdings, Inc.	30,000	197,936
NOK Corp.	1,492	25,531
Nomura Holdings, Inc.	70,907	350,821
Nomura Real Estate Holdings, Inc.	2,300	38,398
Nomura Real Estate Office Fund, Inc.	2	$13,286
Nomura Research Institute, Ltd.	1,311	28,695
NSK, Ltd.	6,000	59,838
NTN Corp.	4,228	24,059
NTT Data Corp.	31	103,020
NTT DoCoMo, Inc.	301	536,967
Obayashi Corp.	15,638	68,194
Odakyu Electric Railway Company, Ltd.	14,695	116,712
Oji Paper Company, Ltd.	21,809	104,529
Olympus Corp.	4,866	164,006
Omron Corp.	3,261	90,640
Ono Pharmaceutical Company, Ltd.	1,200	64,058
Oracle Corp. Japan	752	32,769
Oriental Land Company, Ltd.	793	67,221
ORIX Corp.	2,186	212,654
Osaka Gas Company, Ltd.	43,845	166,539
Otsuka Corp.	100	6,233
Otsuka Holdings Company, Ltd.	4,600	121,944
Rakuten, Inc.	165	171,009
Resona Holdings, Inc.	35,000	164,823
Ricoh Company, Ltd.	12,399	137,560
Rinnai Corp.	652	47,162
Rohm Company, Ltd.	1,827	104,681
Sankyo Company, Ltd.	793	40,984
Santen Pharmaceutical Company, Ltd.	1,200	48,781
SBI Holdings, Inc.	304	28,209
Secom Company, Ltd.	4,590	220,432
Sega Sammy Holdings, Inc.	3,492	67,635
Seiko Epson Corp.	2,700	46,787
Sekisui Chemical Company, Ltd.	5,228	44,628
Sekisui House, Ltd.	10,638	98,926
Seven & I Holdings Company, Ltd.	15,881	427,229
Sharp Corp.	21,218	193,518
Shikoku Electric Power Company, Inc.	2,700	61,330
Shimadzu Corp.	5,000	45,829
Shimamura Company, Ltd.	276	26,393
Shimano, Inc.	1,069	58,782
Shimizu Corp.	7,695	32,016
Shin-Etsu Chemical Company, Ltd.	8,711	467,251
Shinko Securities Company, Ltd.	12,000	28,917
Shinsei Bank, Ltd.	9,094	9,044
Shionogi & Company, Ltd.	6,823	111,775
Shiseido Company, Ltd.	7,223	135,082
Shizuoka Bank, Ltd.	11,342	104,287
Showa Denko KK	23,000	47,748
Showa Shell Sekiyu KK	3,800	35,264
SMC Corp.	1,164	209,715
Softbank Corp.	16,888	639,629
Sojitz Corp.	15,191	28,498
Sony Corp.	20,042	530,503
Sony Financial Holdings, Inc.	2,200	39,780
Square Enix Company, Ltd.	600	10,821
Stanley Electric Company, Ltd.	1,808	31,633
Sumco Corp.	2,300	38,845
Sumitomo Chemical Company, Ltd.	35,446	177,037
Sumitomo Corp.	23,466	319,843
Sumitomo Electric Industries, Ltd.	16,599	242,231
Sumitomo Heavy Industries, Ltd.	8,000	55,744
Sumitomo Metal Industries, Ltd.	73,577	165,487
Sumitomo Metal Mining Company, Ltd.	11,285	185,254
Sumitomo Mitsui Financial Group	27,100	834,028
Sumitomo Realty &
Development Company, Ltd.	6,876	153,727
Sumitomo Rubber Industries, Inc.	3,400	41,167
Suruga Bank, Ltd.	2,114	18,372

The accompanying notes are an integral part of the financial statements.

20

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Suzuken Company, Ltd.	1,223	$28,263
Suzuki Motor Corp.	7,900	178,029
Sysmex Corp.	1,000	37,614
T&D Holdings, Inc.	5,991	142,321
Taisei Corp.	16,866	38,662
Taisho Pharmaceuticals Company, Ltd.	1,762	39,724
Taiyo Nippon Sanso Corp.	3,819	30,470
Takashimaya Company, Ltd.	6,000	41,383
Takeda Pharmaceutical Company, Ltd.	15,049	696,031
TDK Corp.	2,468	135,913
Teijin, Ltd.	12,104	53,411
Terumo Corp.	3,203	173,085
The 77th Bank, Ltd.	6,523	28,529
The Bank of Yokohama, Ltd.	27,684	138,438
The Dai-ichi Life Insurance Company, Ltd.	173	242,229
The Hachijuni Bank, Ltd.	6,000	33,729
The Hiroshima Bank, Ltd.	8,000	34,910
The Japan Steel Works, Ltd.	5,000	34,402
The Tokyo Electric Power Company, Inc.	26,867	110,357
THK Company, Ltd.	1,481	37,699
Tobu Railway Company, Ltd.	11,752	49,515
Toho Company, Ltd.	2,300	38,268
Toho Gas Company, Ltd.	6,000	32,499
Tohoku Electric Power Company, Inc.	9,480	136,778
Tokio Marine Holdings, Inc.	15,500	435,460
Tokyo Electron, Ltd.	3,532	192,683
Tokyo Gas Company, Ltd.	50,835	229,960
Tokyu Corp.	28,866	120,145
Tokyu Land Corp.	5,171	21,945
TonenGeneral Sekiyu KK	4,171	51,286
Toppan Printing Company, Ltd.	13,990	108,488
Toray Industries, Inc.	29,389	217,501
Toshiba Corp.	78,711	416,574
Toto, Ltd.	3,171	24,658
Toyo Seikan Kaisha, Ltd.	2,009	33,754
Toyo Suisan Kaisha, Ltd.	705	16,663
Toyoda Gosei Company, Ltd.	1,300	29,479
Toyota Boshoku Corp.	1,400	23,198
Toyota Industries Corp.	4,490	147,908
Toyota Motor Corp.	55,047	2,317,633
Toyota Tsusho Corp.	3,500	59,985
Trend Micro, Inc.	1,733	53,804
Tsumura & Company, Ltd.	1,200	38,396
Ube Industries, Ltd.	18,037	54,327
Unicharm Corp.	2,058	89,937
Ushio, Inc.	2,257	44,638
USS Company, Ltd.	550	42,663
West Japan Railway Company, Ltd.	3,800	148,764
Yahoo! Japan Corp.	332	114,293
Yakult Honsha Company, Ltd.	1,300	37,638
Yamada Denki Company, Ltd.	1,676	136,724
Yamaguchi Financial Group, Inc.	3,000	28,015
Yamaha Corp.	1,926	21,902
Yamaha Motor Company, Ltd. (I)	6,591	121,055
Yamato Transport Company, Ltd.	9,080	142,618
Yamazaki Baking Company, Ltd.	1,409	18,882
Yaskawa Electric Corp.	5,000	56,085
Yokogawa Electric Corp.	4,600	39,447
		44,724,766
Jersey, C.I. - 0.05%
Randgold Resources, Ltd.	1,888	158,746
Luxembourg - 0.34%
APERAM	894	28,951
ArcelorMittal (L)	17,898	622,801
Millicom International Cellular SA	1,329	$138,661
Reinet Investments SCA (I)	1,493	27,077
SES SA	5,667	158,978
Tenaris SA	9,937	226,884
		1,203,352
Macau - 0.06%
Sands China, Ltd. (I)	37,200	100,875
Wynn Macau, Ltd.	34,972	115,447
		216,322
Malaysia - 0.69%
Alliance Financial Group BHD	9,600	10,114
AMMB Holdings BHD	42,662	92,055
Asiatic Development BHD	10,500	27,559
Axiata Group BHD	57,100	94,799
Berjaya Corp. BHD (Kuala Lumpur Exchange)	35,800	14,367
Berjaya Sports Toto BHD	5,742	8,546
British American Tobacco Malaysia BHD	2,000	30,925
Bursa Malaysia BHD	6,400	16,417
CIMB Group Holdings BHD	82,500	244,341
DiGi.Com BHD	9,000	86,591
Gamuda BHD	39,100	49,901
Genting BHD	44,300	165,027
Hong Leong Bank BHD	12,100	53,680
Hong Leong Credit BHD	8,300	36,250
IJM Corp. BHD	16,720	35,729
IOI Corp. BHD	83,169	146,033
Kuala Lumpur Kepong BHD	12,100	88,807
Lafarge Malayan Cement BHD	4,470	11,013
Malayan Banking BHD	83,509	247,496
Maxis BHD	35,100	63,719
MISC BHD	32,040	78,133
MMC Corp. BHD	1,400	1,310
Parkson Holdings BHD	10,098	20,154
Petronas Dagangan BHD	1,400	7,469
Petronas Gas BHD	12,000	52,565
PLUS Expressways BHD	18,900	28,293
PPB Group BHD	12,900	73,609
Public Bank BHD	24,000	105,451
Resorts World BHD	53,400	63,775
RHB Capital BHD	2,655	8,059
Sime Darby BHD	66,746	204,099
SP Setia BHD	7,950	11,012
Telekom Malaysia BHD	17,100	22,383
Tenaga Nasional BHD	56,125	125,960
UMW Holdings BHD	21,400	51,276
YTL Corp. BHD	95,980	49,382
YTL Power International BHD	20,937	15,261
		2,441,560
Mexico - 1.02%
Alfa SAB de CV	5,602	83,491
America Movil SAB de CV, Series L	827,944	1,116,559
Cemex SAB de CV (I)	203,060	174,470
Coca-Cola Femsa SAB de CV, Series L	6,253	58,207
Fomento Economico Mexicano SA de CV	45,655	303,561
Fresnillo PLC	2,849	64,215
Grupo Aeroportuario del Pacifico SA
de CV, Series B	9,900	40,603
Grupo Bimbo SA de CV	26,232	60,715
Grupo Carso SAB de CV	11,593	38,417
Grupo Elektra SA de CV	1,900	97,365
Grupo Financiero Banorte SAB de CV	28,753	130,547
Grupo Financiero Inbursa SA	14,778	75,717
Grupo Mexico SAB de CV, Series B	80,421	265,540

The accompanying notes are an integral part of the financial statements.

21

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mexico (continued)
Grupo Modelo SA	13,617	$82,340
Grupo Televisa SA	49,383	243,066
Industrias Penoles SAB de CV	1,998	75,425
Kimberly-Clark de Mexico SAB de CV	10,300	67,737
Mexichem SAB de CV	13,992	56,668
Minera Frisco SAB de CV, Class A1 (I)	11,593	55,566
Telefonos de Mexico SA de CV	124,866	103,340
Urbi Desarrollos Urbanos SAB de CV (I)	11,100	24,364
Wal-Mart de Mexico SAB de CV	125,258	371,757
		3,589,670
Netherlands - 3.18%
Aegon NV (I)	37,270	254,002
Akzo Nobel NV	4,575	288,603
ASML Holding NV	8,577	315,998
Corio NV	1,781	117,976
Delta Lloyd NV	1,848	43,888
European Aeronautic Defence &
Space Company	8,462	283,235
Fugro NV	1,292	93,160
Heineken Holding NV	2,014	103,063
Heineken NV	5,788	348,131
ING Groep NV (I)	83,399	1,028,752
Koninklijke (Royal) KPN NV	33,187	482,409
Koninklijke Ahold NV	25,681	345,089
Koninklijke Boskalis Westinster NV	2,338	110,547
Koninklijke DSM NV	3,836	248,966
Koninklijke Philips Electronics NV	22,089	566,898
Koninklijke Vopak NV	1,380	67,625
PostNL NV	9,243	78,427
QIAGEN NV (I)	4,911	94,146
Randstad Holdings NV	2,339	108,099
Reed Elsevier NV	13,238	177,780
Royal Dutch Shell PLC (London
Stock Exchange)	72,693	2,590,217
Royal Dutch Shell PLC, B Shares	53,743	1,918,425
SBM Offshore NV	3,478	92,002
TNT Express NV (I)	9,243	95,864
Unilever NV	34,948	1,144,898
Wolters Kluwer NV	7,551	167,326
		11,165,526
New Zealand - 0.10%
Auckland International Airport, Ltd.	74,127	136,925
Contact Energy, Ltd. (I)	3,444	15,305
Fletcher Building, Ltd. (New
Zealand Exchange)	14,468	103,501
Sky City Entertainment Group, Ltd.	26,243	78,854
		334,585
Norway - 0.54%
Aker Solutions ASA	3,694	73,952
DnB NOR ASA	20,287	282,784
Norsk Hydro ASA (L)	20,407	156,259
Orkla ASA	17,208	163,521
Renewable Energy Corp. ASA (I)(L)	12,490	21,460
Statoil ASA	26,708	676,264
Telenor ASA	18,009	294,927
Yara International ASA	4,291	242,529
		1,911,696
Peru - 0.13%
Compania de Minas Buenaventura SA	2,698	101,071
Compania de Minas
Buenaventura SA, ADR (L)	2,231	84,733
Credicorp SA	1,295	110,917
Credicorp, Ltd., ADR	76	$6,544
Southern Peru Copper Corp.	4,256	140,661
		443,926
Philippines - 0.13%
Ascendas Real Estate Investment Trust	21,469	35,680
Ayala Corp.	4,333	31,952
Ayala Land, Inc.	90,600	32,634
Banco de Oro Unibank, Inc.	12,831	16,189
Bank of the Philippine Islands	64,668	87,526
Energy Development Corp. (I)	36,498	5,564
Filinvest Land, Inc.	112,500	3,048
Globe Telecommunications, Inc.	140	2,891
Jollibee Foods Corp.	8,000	16,369
Manila Electric Company	13,252	84,016
Metropolitan Bank & Trust Company	13,697	22,171
Philippine Long Distance Telephone Company	1,220	66,050
SM Investments Corp.	3,768	46,633
SM Prime Holdings, Ltd.	56,916	15,510
		466,233
Poland - 0.34%
Asseco Poland SA	710	12,830
Bank Handlowy w Warszawie SA	731	23,170
Bank Millennium SA	8,840	17,397
Bank Pekao SA	2,951	174,791
BRE Bank SA (I)	413	49,052
Cyfrowy Polsat SA (I)	3,617	21,747
Firma Oponiarska Debica SA	118	2,409
Getin Holding SA (I)	10,012	46,720
Globe Trade Centre SA (I)	1,844	12,498
Grupa Lotos SA (I)	517	8,513
KGHM Polska Miedz SA	2,775	199,317
Polish Oil & Gas Company	41,082	63,031
Polska Grupa Energetyczna SA	7,645	66,841
Polski Koncern Naftowy Orlen SA (I)	8,548	161,392
Powszechna Kasa Oszczednosci
Bank Polski SA	15,367	235,256
Telekomunikacja Polska SA	17,687	107,436
TVN SA	1,422	8,425
		1,210,825
Portugal - 0.16%
Banco Comercial Portugues SA (I)(L)	31,455	18,695
Banco Espirito Santo SA	10,883	40,542
Cimpor-Cimentos de Portugal SA	5,397	41,239
Electricidade de Portugal SA	46,778	166,072
Galp Energia SGPS SA	3,842	91,654
Jeronimo Martins SGPS SA	2,898	55,671
Portugal Telecom SGPS SA (L)	15,439	152,889
		566,762
Russia - 1.65%
Federal Grid Company Unified Energy System
JSC, GDR (S)	1,087	6,033
Gazprom OAO, ADR	146,912	2,137,570
Lukoil OAO, ADR	14,541	926,989
Mechel, ADR	2,833	67,680
MMC Norilsk Nickel OJSC, ADR	19,000	497,800
Mobile TeleSystems, ADR	10,817	205,739
NovaTek OAO, ADR	1,917	264,757
Novolipetsk Steel OJSC, ADR	1,448	56,327
Polyus Gold Company ZAO, ADR	4,774	150,381
Rosneft Oil Company, GDR	38,621	325,218
Sberbank Of Russia, ADR	34,900	506,001
Severstal, ADR	4,250	78,413

The accompanying notes are an integral part of the financial statements.

22

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Russia (continued)
Sistema JSFC, Reg. S, GDR	1,756	$45,115
Surgutneftegaz, ADR (L)	13,350	130,830
Surgutneftegaz, ADR, Class B	17,404	86,498
Tatneft, ADR	4,533	195,372
VTB Bank OJSC, GDR	21,911	134,962
		5,815,685
Singapore - 1.13%
Capitaland, Ltd.	52,412	124,646
CapitaMall Trust	59,850	91,282
CapitaMalls Asia, Ltd.	31,000	37,265
City Developments, Ltd.	10,285	87,436
ComfortDelGro Corp., Ltd.	41,731	49,605
Cosco Corp. Singapore, Ltd.	33,000	52,669
DBS Group Holdings, Ltd.	37,795	452,392
Fraser and Neave, Ltd.	20,900	98,668
Genting Singapore PLC (I)	99,800	157,483
Golden Agri-Resources, Ltd.	142,858	79,392
Hutchison Port Holdings Trust (I)	105,300	89,127
Jardine Cycle and Carriage, Ltd.	2,623	92,190
Keppel Corp., Ltd.	27,478	248,628
Keppel Land, Ltd.	16,705	49,446
Neptune Orient Lines, Ltd.	28,616	35,802
Olam International, Ltd.	36,023	80,107
Oversea-Chinese Banking Corp., Ltd.	53,756	410,211
SembCorp Industries, Ltd.	20,604	84,016
SembCorp Marine, Ltd.	23,293	100,920
Singapore Airlines, Ltd.	13,260	153,288
Singapore Exchange, Ltd.	20,399	125,228
Singapore Press Holdings, Ltd.	29,441	93,576
Singapore Technologies Engineering, Ltd.	33,798	83,119
Singapore Telecommunications, Ltd.	173,410	446,589
StarHub, Ltd.	21,000	47,715
United Overseas Bank, Ltd.	24,683	396,568
UOL Group, Ltd.	16,531	67,199
Wilmar International, Ltd.	32,000	141,481
		3,976,048
South Africa - 1.75%
ABSA Group, Ltd.	5,765	115,017
African Bank Investments, Ltd.	13,371	68,134
African Rainbow Minerals, Ltd.	3,461	96,608
Anglo Platinum, Ltd.	1,472	136,905
AngloGold Ashanti, Ltd.	7,283	306,756
Aspen Pharmacare Holdings, Ltd. (I)	4,390	54,515
Aveng, Ltd.	9,037	47,876
Bidvest Group, Ltd.	7,302	162,723
Discovery Holdings, Ltd., ADR	6,145	35,059
FirstRand, Ltd.	58,792	172,744
Gold Fields, Ltd.	16,520	241,725
Growthpoint Properties, Ltd.	29,612	80,235
Harmony Gold Mining Company, Ltd.	9,268	122,890
Impala Platinum Holdings, Ltd.	11,591	312,898
Imperial Holdings, Ltd.	3,486	62,561
Investec, Ltd.	4,332	35,782
Kumba Iron Ore, Ltd.	1,477	105,888
Kumba Resources, Ltd.	2,723	71,992
Liberty Holdings, Ltd.	1,116	11,900
Massmart Holdings, Ltd.	2,574	53,280
Mittal Steel South Africa, Ltd.	2,574	30,094
MMI Holdings, Ltd.	9,922	24,934
MTN Group, Ltd.	34,339	731,667
Naspers, Ltd., ADR	8,295	469,452
Nedbank Group, Ltd.	5,487	118,984
Netcare, Ltd.	24,570	54,649
Northam Platinum, Ltd.	3,938	$24,784
Pick’n Pay Stores, Ltd.	4,153	25,475
Pretoria Portland Cement Company, Ltd.	18,222	72,290
Redefine Income Fund, Ltd.	45,895	53,285
Remgro, Ltd.	9,871	162,832
Reunert, Ltd.	1,838	16,622
RMB Holdings, Ltd.	17,617	69,524
RMI Holdings	17,617	32,200
Sanlam, Ltd.	46,062	187,923
Sappi, Ltd. (I)	18,486	94,446
Sasol, Ltd.	12,571	662,583
Shoprite Holdings, Ltd.	10,318	155,447
Standard Bank Group, Ltd.	25,389	375,688
Steinhoff International Holdings, Ltd. (I)	22,337	76,030
Telkom SA, Ltd.	5,430	29,568
The Foschini Group, Ltd.	3,226	42,063
Tiger Brands, Ltd.	3,083	90,106
Trans Hex Group, Ltd. (I)	577	282
Truworths International, Ltd.	10,550	114,462
Vodacom Group, Ltd.	6,961	86,430
Woolworths Holdings, Ltd.	14,552	64,089
		6,161,397
South Korea - 3.51%
Amorepacific Corp.	73	81,629
Asiana Airlines, Inc. (I)	566	5,251
BS Financial Group, Inc. (I)	4,805	68,260
Celltrion, Inc. (I)	1,540	63,866
Cheil Industries, Inc.	1,080	129,660
CJ CheilJedang Corp.	135	29,830
Daelim Industrial Company, Ltd.	470	56,936
Daewoo Engineering &
Construction Company, Ltd. (I)	3,921	39,488
Daewoo International Corp.	1,547	55,165
Daewoo Securities Company, Ltd.	3,500	58,908
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	2,200	94,252
DGB Financial Group, Inc. (I)	2,820	42,789
Dongbu Insurance Company, Ltd.	960	49,960
Dongkuk Steel Mill Company, Ltd.	1,370	53,034
Doosan Corp.	360	42,247
Doosan Heavy Industries and
Construction Company, Ltd.	690	36,625
Doosan Infracore Company, Ltd. (I)	1,290	28,820
E-Mart Company, Ltd. (I)	524	120,000
GS Engineering & Construction Corp.	990	121,292
GS Holdings Corp.	1,190	87,791
Hana Financial Group, Inc.	3,640	128,122
Hanjin Heavy Industries &
Construction Company, Ltd. (I)	257	8,683
Hanjin Shipping Company, Ltd.	227	4,766
Hanjin Shipping Holdings Company, Ltd.	357	4,246
Hankook Tire Company, Ltd.	1,700	72,724
Hanwha Chemical Corp.	892	42,445
Hanwha Corp.	1,010	46,436
Hite Holdings Company, Ltd.	206	3,021
Honam Petrochemical Corp.	340	126,678
Hynix Semiconductor, Inc.	11,220	264,988
Hyosung Corp.	550	47,498
Hyundai Department Store Company, Ltd.	420	68,378
Hyundai Development Company	790	22,299
Hyundai Engineering &
Construction Company, Ltd.	1,090	88,448
Hyundai Glovis Company, Ltd.	300	48,579
Hyundai Heavy Industries Company, Ltd.	780	325,793

The accompanying notes are an integral part of the financial statements.

23

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Hyundai Mipo Dockyard Company, Ltd.	270	$43,089
Hyundai Mobis	1,500	562,902
Hyundai Motor Company, Ltd.	3,290	734,692
Hyundai Securities Company, Ltd.	2,644	29,628
Hyundai Steel Company	1,420	173,201
Industrial Bank of Korea	4,670	81,621
Kangwon Land, Inc.	2,090	56,059
KB Financial Group, Inc.	7,650	363,863
KB Financial Group, Inc., ADR	206	9,847
KCC Corp.	100	31,398
Kia Motors Corp.	5,220	355,657
Korea Electric Power Corp. (I)	5,980	158,985
Korea Electric Power Corp., ADR (I)	744	9,873
Korea Exchange Bank	4,900	44,227
Korea Gas Corp.	830	28,813
Korea Investment Holdings Company, Ltd.	1,090	37,059
Korea Kumho Petrochemical Company, Ltd.	204	45,182
Korea Life Insurance Company Ltd.	4,330	31,432
Korea Line Corp. (I)	302	1,745
Korea Zinc Company, Ltd.	200	77,058
Korean Air Lines Company, Ltd.	807	52,805
Korean Reinsurance Company, Ltd.	24	314
KT Corp.	3,117	118,850
KT Corp. ADR	266	5,171
KT&G Corp.	2,210	137,444
Kumho Industrial Company, Ltd. (I)	247	1,873
LG Chem, Ltd.	924	424,675
LG Corp.	2,370	179,271
LG Display Company, Ltd.	5,650	157,207
LG Display Company, Ltd., ADR	57	801
LG Electronics, Inc.	2,000	156,099
LG Household & Health Care, Ltd.	180	77,473
LG Innotek Company, Ltd.	210	19,028
LG Uplus Corp.	5,871	31,875
Lotte Confectionery Company, Ltd.	4	6,382
Lotte Shopping Company, Ltd.	240	114,681
LS Cable, Ltd.	380	39,345
LS Industrial Systems Company, Ltd.	440	31,864
Mirae Asset Securities Company, Ltd.	285	12,017
NCSoft Corp.	320	87,495
NHN Corp. (I)	1,018	180,587
OCI Company, Ltd.	380	144,031
POSCO	1,410	612,445
S-Oil Corp.	1,000	129,964
S1 Corp.	140	7,246
Samsung Card Company, Ltd.	900	48,742
Samsung Corp.	2,410	185,953
Samsung Electro-Mechanics Company, Ltd.	1,440	124,788
Samsung Electronics Company, Ltd.	2,303	1,789,982
Samsung Engineering Company, Ltd.	580	139,156
Samsung Fire & Marine
Insurance Company, Ltd.	720	167,532
Samsung Heavy Industries Company, Ltd.	3,310	148,622
Samsung SDI Company, Ltd.	880	135,411
Samsung Securities Company, Ltd.	1,060	78,982
Samsung Techwin Company, Ltd.	797	69,815
Seoul Semiconductor Company, Ltd.	720	19,744
Shinhan Financial Group Company, Ltd., ADR	175	16,791
Shinhan Financial Group Company, Ltd.	9,270	442,787
Shinsegae Company, Ltd.	185	58,904
SK C&C Company, Ltd.	340	41,593
SK Energy Company, Ltd.	1,167	220,922
SK Holdings Company, Ltd.	592	103,375
SK Networks Company, Ltd.	2,970	30,480
SK Telecom Company, Ltd.	920	138,957
SK Telecom Company, Ltd. ADR	657	$12,286
STX Pan Ocean Company, Ltd.	2,370	16,705
Woongjin Holding Company, Ltd.	1,060	37,808
Woori Finance Holdings Company, Ltd.	6,360	83,455
Woori Investment & Securities Company, Ltd.	1,860	30,090
Yuhan Corp.	200	25,294
		12,342,355
Spain - 2.37%
Abertis Infraestructuras SA	5,089	113,692
Acciona SA	627	66,551
Acerinox SA	2,601	47,412
ACS Actividades de Construccion
y Servicios SA	2,850	134,409
Amadeus IT Holding SA, A Shares	3,953	82,232
Banco Bilbao Vizcaya Argentaria SA	88,373	1,035,793
Banco de Sabadell SA (L)	15,778	65,212
Banco de Valencia SA (I)(L)	94	232
Banco Popular Espanol SA	19,770	111,273
Banco Santander SA (I)	176,326	2,034,529
Bankinter SA (L)	3,875	26,301
CaixaBank	16,111	112,385
EDP Renovaveis SA (I)	2,863	18,887
Enagas SA	4,243	102,888
Ferrovial SA (I)	7,864	99,299
Fomento de Construcciones y Contratas SA	418	12,745
Gas Natural SDG SA	4,137	86,735
Gestevision Telecinco SA	2,419	21,017
Grifols SA (I)	2,505	50,265
Iberdrola Renovables SA (I)	20,197	89,216
Iberdrola SA	81,615	726,375
Inditex SA	4,665	425,993
Indra Sistemas SA	1,914	39,585
Mapfre SA	14,650	54,338
Red Electrica de Espana	2,102	127,018
Repsol YPF SA (L)	15,775	547,689
Telefonica SA	84,041	2,055,134
Zardoya Otis SA	2,678	39,439
		8,326,644
Sweden - 1.74%
Alfa Laval AB	3,968	85,511
Assa Abloy AB, Series B	5,832	156,747
Atlas Copco AB, Series A (I)	11,483	302,293
Atlas Copco AB, Series B (I)	5,423	127,671
Boliden AB	4,826	89,210
CDON Group AB (I)	1,132	6,888
Electrolux AB	4,332	103,370
Getinge AB, Series B	3,600	96,625
Hennes & Mauritz AB, B Shares	20,436	704,305
Hexagon AB	4,600	113,288
Holmen AB, Series B	229	7,140
Husqvarna AB, B Shares	2,659	17,596
Investor AB, B Shares (L)	7,800	178,724
Modern Times Group AB, B Shares	785	51,868
Nordea Bank AB	52,081	559,644
Ratos AB	3,219	61,792
Sandvik AB	15,393	269,904
Scania AB, Series B	5,700	132,208
Securitas AB, Series B	1,701	18,002
Skandinaviska Enskilda Banken AB, Series A	22,665	185,269
Skanska AB, Series B	6,841	122,437
SKF AB, B Shares	7,396	213,995
SSAB AB, Series A	1,427	21,332
Svenska Cellulosa AB	9,724	136,922

The accompanying notes are an integral part of the financial statements.

24

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Svenska Handelsbanken AB, Series A	9,761	$301,091
Swedbank AB, Class A	15,527	260,789
Swedish Match AB	4,056	136,012
Tele2 AB, Series B	1,743	34,447
Telefonaktiebolaget LM Ericsson, B Shares	59,571	856,782
Teliasonera AB	41,880	307,231
Volvo AB, Series B	26,928	470,460
		6,129,553
Switzerland - 6.05%
ABB, Ltd. (I)	46,244	1,199,168
Actelion, Ltd. (I)	2,680	131,964
Adecco SA (I)	3,024	193,880
Aryzta AG	1,920	102,883
Baloise Holding AG	1,167	120,320
Cie Financiere Richemont SA	11,016	721,359
Credit Suisse Group AG (I)	22,918	890,784
GAM Holding, Ltd. (I)	6,086	99,863
Geberit AG (I)	951	225,331
Givaudan AG (I)	189	199,960
Glencore International PLC	16,669	131,357
Holcim, Ltd. (I)	5,177	390,705
Julius Baer Group, Ltd. (I)	5,090	210,097
Kuehne & Nagel International AG	1,341	203,532
Lindt & Spruengli AG	23	71,676
Lindt & Spruengli AG - REG	3	109,304
Lonza Group AG (I)	1,227	96,031
Nestle SA	69,528	4,321,113
Novartis AG	46,829	2,868,626
Pargesa Holding SA, ADR	692	64,099
Roche Holdings AG	14,192	2,374,308
Schindler Holding AG	1,370	166,542
Schindler Holding AG - REG	573	69,586
SGS SA	131	248,692
Sika AG (I)	46	110,837
Sonova Holding AG (I)	1,141	106,803
STMicroelectronics NV	11,860	118,200
Straumann Holding AG	206	49,720
Sulzer AG	481	78,267
Swiss Life Holding (I)	685	112,308
Swiss Re, Ltd. (I)	8,146	457,416
Swisscom AG	571	261,683
Syngenta AG (I)	1,996	673,810
The Swatch Group AG	1,096	98,427
The Swatch Group AG, BR Shares	651	328,452
Transocean, Ltd.	6,712	437,654
UBS AG (Swiss Exchange) (I)	74,231	1,353,610
Wolseley PLC	5,750	187,535
Xstrata PLC	42,891	945,909
Zurich Financial Services AG (I)	2,916	737,009
		21,268,820
Taiwan - 2.07%
Acer, Inc.	41,783	73,224
Advanced Semiconductor Engineering, Inc.	72,104	80,043
Advantech Company, Ltd.	6,541	22,290
Asia Cement Corp.	19,010	27,231
Asia Optical Company, Inc. (I)	59	101
Asustek Computer, Inc.	9,635	95,951
AU Optronics Corp.	111,616	76,480
Catcher Technology Company, Ltd.	10,384	65,904
Cathay Financial Holdings Company, Ltd.	104,265	161,906
Chang Hwa Commercial Bank, Ltd.	74,000	61,038
Cheng Shin Rubber Industry Company, Ltd.	10,993	31,661
Cheng UEI Precision Industry Company, Ltd.	6,814	17,825
Chicony Electronics Company, Ltd.	9,450	$18,320
Chimei Innolux Corp. (I)	68,007	48,725
China Airlines, Ltd.	14,682	9,985
China Development Financial Holdings Corp.	144,799	58,967
China Motor Company, Ltd.	40	41
China Steel Corp.	196,651	237,348
Chinatrust Financial Holding Company, Ltd.	150,861	131,717
Chunghwa Picture Tubes, Ltd. (I)	24,827	3,009
Chunghwa Telecom Company, Ltd.	57,165	196,683
CMC Magnetics Corp. (I)	52,000	11,804
Compal Communications, Inc.	307	384
Compal Electronics, Inc.	60,071	73,807
Coretronic Corp.	17,000	26,914
D-Link Corp.	934	856
Delta Electronics, Inc.	27,475	101,354
E.Sun Financial Holding Company, Ltd.	27,972	19,888
Epistar Corp.	11,828	35,239
Eternal Chemical Company, Ltd.	11,757	13,322
EVA Airways Corp. (I)	13,601	13,896
Evergreen Marine Corp. (I)	22,000	17,756
Everlight Electronics Company, Ltd.	4,356	11,729
Far Eastern Department Stores Company, Ltd.	14,410	28,884
Far Eastern New Century Corp.	45,340	70,784
Far EasTone
Telecommunications Company, Ltd.	18,927	30,207
Feng Hsin Iron & Steel Co., Ltd.	12,000	22,830
Firich Enterprises Co., Ltd. (I)	426	768
First Financial Holding Company, Ltd.	75,661	62,809
Formosa Chemicals & Fibre Corp.	46,350	173,209
Formosa Petrochemical Corp.	18,990	67,069
Formosa Plastics Corp.	77,700	281,606
Formosa Taffeta Company, Ltd.	16,000	17,590
Foxconn Technology Company, Ltd.	7,608	31,659
Fubon Financial Holding Company, Ltd.	77,696	119,825
HannStar Display Corp. (I)	85,449	12,803
Hon Hai Precision Industry Company, Ltd.	173,470	598,369
HTC Corp.	13,837	472,678
Hua Nan Financial Holdings Company, Ltd.	53,658	41,812
Inotera Memories, Inc. (I)	46,616	14,497
Inventec Appliances Corp.	488	393
Inventec Company, Ltd.	33,107	17,328
KGI Securities Company, Ltd. (I)	44,000	23,303
Kinsus Interconnect Technology Corp.	4,422	18,115
Largan Precision Company, Ltd.	1,101	35,620
Lite-On Technology Corp.	24,364	32,238
Macronix International Company, Ltd.	36,847	22,628
MediaTek, Inc.	17,977	195,984
Mega Financial Holding Company, Ltd.	126,000	110,453
Mosel Vitelic, Inc. (I)	315	100
Motech Industries, Inc.	3,524	13,661
Nan Ya Plastics Corp.	108,520	290,953
Nan Ya Printed Circuit Board Corp.	3,140	11,934
Nanya Technology Corp. (I)	25,817	7,318
Novatek Microelectronics Corp., Ltd.	8,277	26,756
Pan-International Industrial	267	269
Pegatron Corp. (I)	25,934	26,958
Phison Electronics Corp.	2,399	13,646
Polaris Securities Company, Ltd. (I)	18,150	13,315
Pou Chen Corp.	26,247	24,263
Powerchip Semiconductor Corp. (I)	13,400	1,683
Powertech Technology, Inc.	11,397	38,302
President Chain Store Corp.	10,224	59,280
Qisda Corp.	25,272	12,266
Quanta Computer, Inc.	36,198	85,914
Realtek Semiconductor Corp.	8,193	15,831

The accompanying notes are an integral part of the financial statements.

25

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Richtek Technology Corp.	1,212	$8,351
Shin Kong Financial
Holding Company, Ltd. (I)	114,466	49,413
Siliconware Precision Industries Company	45,426	58,690
Simplo Technology Company, Ltd.	5,500	44,408
SinoPac Holdings Company, Ltd.	67,000	29,033
Synnex Technology International Corp.	13,506	32,843
Taishin Financial Holdings Company, Ltd.	46,568	27,697
Taiwan Cement Corp.	50,476	75,633
Taiwan Cooperative Bank	57,860	47,158
Taiwan Fertilizer Company, Ltd.	11,000	33,940
Taiwan Glass Industrial Corp.	18,285	32,288
Taiwan Mobile Company, Ltd. (I)	29,242	79,428
Taiwan Semiconductor
Manufacturing Company, Ltd.	495,316	1,253,682
Tatung Company, Ltd.	30,755	14,299
Teco Electric & Machinery Company, Ltd.	32,000	23,132
Transcend Information, Inc.	4,405	13,016
Tripod Technology Corp.	7,322	30,453
Tung Ho Steel Enterprise Corp.	12,849	14,645
U-Ming Marine Transport Corp.	9,000	19,302
Uni-President Enterprises Corp.	57,923	84,312
Unimicron Technology Corp.	15,453	27,640
United Microelectronics Corp.	202,259	100,635
Vanguard International Semiconductor Corp.	17,254	9,008
Wafer Works Corp.	102	159
Walsin Lihwa Corp.	25,000	12,554
Wan Hai Lines, Ltd.	5,200	3,961
Wintek Corp.	24,000	31,913
Wistron Corp.	28,985	51,671
WPG Holdings Company, Ltd.	18,878	32,122
Ya Hsin Industrial Company, Ltd. (I)	14,000	0
Yang Ming Marine Transport Corp. (I)	25,500	19,432
Young Fast Optoelectronics Company, Ltd.	2,095	13,079
Yuanta Financial Holdings Company, Ltd. (I)	121,060	84,141
Yulon Motor Company, Ltd.	14,419	35,465
Zinwell Corp.	723	1,094
		7,285,905
Thailand - 0.41%
Advanced Info Service PCL	23,200	78,529
Bangkok Bank PCL	9,000	46,326
Bangkok Bank PCL (Foreign
Registered Shares)	30,900	159,523
Bangkok Expressway PCL	4,000	2,330
Bank of Ayudhya PCL	37,100	34,440
Banpu PCL	3,400	79,442
BEC World PCL	11,019	12,373
Charoen Pokphand Foods PCL	48,700	46,758
CP ALL PCL	44,605	64,240
IRPC PCL	97,700	17,012
Kasikornbank PCL	8,100	32,581
Kasikornbank PCL (Foreign Shares)	39,200	160,180
Krung Thai Bank PCL	52,000	31,818
PTT Aromatics & Refining PCL	32,400	39,544
PTT Chemical PCL	9,500	45,452
PTT Exploration & Production PCL	26,100	145,260
PTT PCL, Foreign Shares	17,900	195,167
Siam Cement PCL, Foreign Shares	8,400	111,619
Siam Commercial Bank PCL	31,748	114,696
Thai Oil PCL	13,200	32,007
		1,449,297
Turkey - 0.35%
Akbank AS	25,630	118,471
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,447	$60,143
Arcelik AS	3,796	19,413
Asya Katilim Bankasi AS (I)	10,118	15,778
BIM Birlesik Magazalar AS	1,594	51,822
Enka Insaat ve Sanayi AS	11,067	33,750
Eregli Demir ve Celik Fabrikalari TAS	17,609	44,947
HACI Omer Sabanci Holding AS	13,187	55,429
KOC Holdings AS	11,730	50,460
Tupras Turkiye Petrol Rafinerileri AS	2,694	66,102
Turk Hava Yollari (I)	10,525	27,563
Turk Telekomunikasyon AS	15,459	81,710
Turkcell Iletisim Hizmetleri AS (I)	19,742	106,512
Turkiye Garanti Bankasi AS	51,188	232,208
Turkiye Halk Bankasi AS	6,636	49,692
Turkiye Is Bankasi	40,014	122,811
Turkiye Vakiflar Bankasi Tao	17,122	38,725
Yapi ve Kredi Bankasi AS (I)	19,138	48,128
		1,223,664
Ukraine - 0.01%
Kernel Holding SA (I)	821	22,804
United Kingdom - 11.92%
3i Group PLC	24,751	111,651
Admiral Group PLC	2,851	75,956
Aggreko PLC	5,847	181,031
AMEC PLC	4,371	76,386
Anglo American PLC	26,878	1,332,012
Antofagasta PLC	8,386	187,640
ARM Holdings PLC	29,477	278,781
AstraZeneca PLC	27,676	1,381,910
Autonomy Corp. PLC (I)	5,327	145,949
Aviva PLC (I)	58,650	412,961
Babcock International Group PLC	7,244	82,772
BAE Systems PLC (I)	66,138	338,101
Balfour Beatty PLC	7,728	38,266
Barclays PLC	238,621	982,214
BG Group PLC (I)	68,417	1,552,761
BHP Billiton PLC	43,460	1,703,435
BP PLC	379,177	2,793,771
British American Tobacco PLC	39,789	1,744,085
British Land Company PLC	18,045	176,264
British Sky Broadcasting Group PLC	22,006	298,878
BT Group PLC	152,088	493,320
Bunzl PLC	4,517	56,549
Burberry Group PLC	8,196	190,557
Cairn Energy PLC (I)	28,281	188,288
Capital Shopping Centres Group PLC	11,282	72,341
Carnival PLC	2,878	111,547
Centrica PLC	101,205	525,159
Cobham PLC	23,239	78,864
Compass Group PLC (I)	36,747	354,472
Diageo PLC	49,670	1,014,864
Eurasian Natural Resources Corp.	3,511	44,042
G4S PLC	22,271	100,015
GlaxoSmithKline PLC	103,488	2,215,747
Hammerson PLC	16,836	130,035
Home Retail Group PLC	12,392	32,532
HSBC Holdings PLC	354,017	3,512,036
ICAP PLC	5,709	43,323
Imperial Tobacco Group PLC (I)	20,579	684,218
Inmarsat PLC	7,073	63,138
Intercontinental Hotels Group PLC	6,529	133,611
International Consolidated
Airlines Group SA (I)	8,501	34,472
International Power PLC	33,920	175,141

The accompanying notes are an integral part of the financial statements.

26

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Intertek Group PLC	3,224	$102,094
Invensys PLC	9,591	49,556
Investec PLC	9,770	79,112
ITV PLC (I)	83,028	95,205
J Sainsbury PLC	20,467	108,208
Johnson Matthey PLC	3,753	118,427
Kazakhmys PLC	3,789	84,035
Kingfisher PLC	54,565	234,012
Ladbrokes PLC	5	12
Land Securities Group PLC	14,598	199,605
Legal & General Group PLC	130,226	247,063
Lloyds Banking Group PLC (I)	840,748	660,629
London Stock Exchange Group PLC	2,995	50,973
Lonmin PLC, ADR	2,812	65,581
Man Group PLC	38,396	145,894
Marks & Spencer Group PLC	34,845	202,121
National Grid PLC	72,369	712,162
Next PLC	3,410	127,351
Old Mutual PLC	114,848	245,909
Pearson PLC (I)	17,145	324,770
Petrofac, Ltd.	3,790	92,099
Pharmstandard (I)	1,320	30,096
PIK Group, GDR (I)	11,522	43,789
Prudential PLC	51,441	594,480
Reckitt Benckiser Group PLC	12,715	702,037
Reed Elsevier PLC	25,293	230,025
Resolution, Ltd.	30,596	144,376
Rexam PLC	12,743	78,278
Rio Tinto PLC (I)	29,277	2,114,073
Rolls-Royce Holdings PLC (I)	39,481	408,729
Royal Bank of Scotland Group PLC (I)	351,443	217,852
RSA Insurance Group PLC (I)	74,179	160,474
SABMiller PLC (I)	18,777	684,579
Schroders PLC (I)	2,510	62,322
Scottish & Southern Energy PLC	18,177	406,567
Segro PLC	10,521	52,706
Serco Group PLC	12,340	109,363
Severn Trent PLC	4,202	99,212
Smith & Nephew PLC	18,531	197,701
Smiths Group PLC	8,768	169,016
Standard Chartered PLC (I)	46,645	1,225,720
Standard Life PLC	42,346	143,071
Tesco PLC	162,232	1,047,773
The Capita Group PLC	13,887	159,477
The Sage Group PLC	23,422	108,606
The Weir Group PLC	4,239	144,718
TUI Travel PLC	6,822	24,590
Tullow Oil PLC	19,022	378,592
Unilever PLC	25,653	827,842
United Utilities Group PLC	15,485	148,780
Vedanta Resources PLC	2,522	84,836
Vodafone Group PLC	1,034,169	2,748,440
Whitbread PLC	2,788	72,268
WM Morrison Supermarket PLC	45,553	217,659
		41,931,960
United States - 0.09%
Sims Group, Ltd.	3,030	57,992
Synthes, Inc. (S)	1,468	258,502
		316,494
TOTAL COMMON STOCKS (Cost $250,678,020)		$327,903,716
PREFERRED SECURITIES - 2.40%
Brazil - 1.97%
AES Tiete SA	2,400	38,876
Banco Bradesco SA	42,218	857,534
Banco do Estado do Rio Grande do Sul SA	3,894	44,663
Bradespar SA	5,800	147,169
Brasil Telecom SA	4,873	46,836
Braskem SA, A Shares	3,700	52,845
Centrais Eletricas Brasileiras SA	4,400	74,374
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	2,031	93,895
Cia Paranaense de Energia	2,000	53,183
Companhia de Bebidas das Americas	15,865	521,802
Companhia de Transmissao de Energia
Eletrica Paulista	1,010	32,481
Companhia Energetica de Minas Gerais	5,494	111,489
Companhia Energetica de Sao Paulo	3,949	77,555
Eletropaulo Metropolitana Eletricidade de
Sao Paulo SA	2,135	46,321
Gerdau SA	13,800	144,132
Gol Linhas Aereas Inteligentes SA	2,400	28,650
Investimentos Itau SA	50,940	391,357
Itau Unibanco Holding SA	45,131	1,054,064
Klabin SA	14,000	52,030
Lojas Americanas SA	7,440	72,226
Metalurgica Gerdau SA	7,000	89,706
Petroleo Brasileiro SA	73,452	1,116,382
Suzano Papel e Celulose SA	3,875	28,032
Tam SA	2,460	52,805
Tele Norte Leste Participacoes SA	5,500	84,404
Telecomunicacoes De Sao Paulo SA	6,419	186,718
Telemar Norte Leste SA	200	6,651
Tim Participacoes SA	12,239	59,209
Usinas Siderurgicas de Minas Gerais SA	9,850	86,467
Vale Fertilizantes SA	1,400	21,180
Vale SA	44,068	1,260,498
		6,933,534
Germany - 0.33%
Bayerische Motoren Werke (BMW) AG	607	38,583
Henkel AG & Company KGaA	3,741	259,365
Porsche Automobil Holding SE	2,945	233,603
RWE AG	726	37,011
Volkswagen AG	2,902	598,320
		1,166,882
South Korea - 0.10%
Hyundai Motor Company, Ltd.	660	47,434
Hyundai Motor Company, Ltd. -2nd Preferred	660	51,034
Samsung Electronics Company, Ltd.	440	231,367
		329,835
TOTAL PREFERRED SECURITIES (Cost $5,620,473)		$8,430,251

WARRANTS - 0.00%
Golden Agri-Resources, Ltd. (Expiration Date:
07/23/2012, Strike Price: SGD 0.54) (I)	12,343	$1,608
Kinross Gold Corp. (Expiration Date:
09/17/2014, Strike Price: $21.30) (I)	605	1,537
UBI Banca SCPA (Expiration Date:
07/06/2011, Strike Price: EUR 12.30) (I)	75,551	11
TOTAL WARRANTS (Cost $2,883)		$3,156

RIGHTS - 0.01%
Banca Monte dei Paschi di Siena SpA (Expiration Date: 07/08/2011, Strike Price: EUR 0.468) (I)	68,923	5,297

The accompanying notes are an integral part of the financial statements.

27

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)

	Shares or
	Principal
	Amount	Value

RIGHTS (continued)
Banco Popular Espanol SA (Expiration Date:
07/12/2011, Strike Price: EUR 0.043) (I)	19,770	$1,433
CaixaBank (Expiration Date: 07/15/2011,
Strike Price: EUR 0.046) (I)	16,111	1,215
China Citic Bank Corp., Ltd. (Expiration Date:
07/05/2011; Strike Price: CNY 3.33) (I)	26,400	2,850
JBS SA (Expiration Date: 07/5/2011; Strike
Price: BRL 7.04) (I)	1,808	12
Zardoya Otis SA (Expiration
Date: 07/06/2011) (I)(N)	2,660	2,017
TOTAL RIGHTS (Cost $16,599)		$12,824

SECURITIES LENDING COLLATERAL - 3.50%
United States - 3.50%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	1,229,878	12,308,497
TOTAL SECURITIES LENDING
COLLATERAL (Cost $12,308,504)		$12,308,497

SHORT-TERM INVESTMENTS - 1.40%
Money Market Funds - 1.40%
AIM Short-Term Investment Trust, STIC
Prime Portfolio, 0.0219% (Y)	$4,932,802	$4,932,802
TOTAL SHORT-TERM INVESTMENTS (Cost $4,932,802)		$4,932,802
Total Investments (International Equity Index Trust A)
(Cost $273,559,281) - 100.56%		$353,591,246
Other assets and liabilities, net - (0.56%)		(1,957,305)
TOTAL NET ASSETS - 100.00%		$351,633,941

International Equity Index Trust B

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.79%
Australia - 5.73%
AGL Energy, Ltd.	9,424	$148,326
Alumina, Ltd.	60,159	137,730
Amcor, Ltd.	27,714	214,464
AMP, Ltd.	58,325	307,145
Asciano Group	66,972	118,545
Associated British Foods PLC (I)	7,931	137,860
Australia & New Zealand Banking Group, Ltd.	49,959	1,179,859
Australian Stock Exchange, Ltd.	3,001	98,157
Bendigo and Adelaide Bank, Ltd.	8,248	78,582
BHP Billiton, Ltd.	62,154	2,937,603
BlueScope Steel, Ltd.	38,977	50,605
Boral, Ltd.	14,313	67,830
Brambles, Ltd.	30,546	237,309
Caltex Australia, Ltd.	2,363	29,900
CFS Gandel Retail Trust	32,060	62,557
Coca-Cola Amatil, Ltd.	10,570	129,697
Cochlear, Ltd.	902	69,626
Commonwealth Bank of Australia	29,887	1,682,098
Computershare, Ltd.	7,493	71,331
Crown, Ltd.	6,963	66,856
CSL, Ltd.	10,201	361,575
Dart Energy, Ltd. (I)	8,396	5,576
Dexus Property Group	69,515	65,778
Duluxgroup, Ltd.	9,739	29,389
Echo Entertainment Group, Ltd. (I)	16,416	72,365
Fortescue Metals Group, Ltd.	27,667	$189,772
Foster’s Group, Ltd.	41,058	227,294
Goodman Group	151,248	114,463
GPT Group	30,896	104,964
Harvey Norman Holding, Ltd.	6,970	18,655
Iluka Resources, Ltd.	8,724	158,265
Incitec Pivot, Ltd.	32,945	137,292
John Fairfax Holdings, Ltd. (L)	28,706	30,320
Leighton Holdings, Ltd.	3,948	88,650
Lend Lease Corp.	11,730	113,376
MacArthur Coal, Ltd.	2,951	34,885
Macquarie Airports, Ltd.	7,889	28,371
Macquarie Group, Ltd.	6,413	215,941
Metcash, Ltd.	10,625	47,352
Mirvac Group	65,898	88,594
National Australia Bank, Ltd.	41,724	1,151,178
Newcrest Mining, Ltd.	11,412	463,219
NRMA Insurance Group, Ltd.	47,431	173,587
Nufarm, Ltd. (I)	553	2,674
OneSteel, Ltd.	33,793	67,349
Orica, Ltd.	7,820	226,788
Origin Energy, Ltd.	22,522	382,986
Oxiana, Ltd. (I)	4,966	70,910
Paladin Resources, Ltd. (I)	13,414	36,517
Qantas Airways, Ltd. (I)	28,030	55,561
QBE Insurance Group, Ltd.	21,250	394,507
QR National, Ltd. (I)	33,629	122,175
Rio Tinto, Ltd.	8,335	745,202
Santos, Ltd.	17,784	259,140
Sonic Healthcare, Ltd.	6,727	92,807
Stockland	54,372	199,294
Suncorp-Metway, Ltd.	23,624	206,914
TABCORP Holdings, Ltd.	16,416	58,149
Tattersall’s, Ltd.	20,857	53,817
Telstra Corp., Ltd.	92,302	286,618
Toll Holdings, Ltd.	14,698	76,773
Transurban Group, Ltd.	24,718	139,178
Wesfarmers, Ltd.	19,198	657,920
Wesfarmers, Ltd. (Price Protected Shares)	3,668	127,203
Westfield Group	43,897	409,066
Westfield Retail Trust	60,453	175,982
Westpac Banking Corp.	57,980	1,390,834
Woodside Petroleum, Ltd.	12,757	562,735
Woolworths, Ltd.	23,175	691,070
WorleyParsons, Ltd.	4,072	123,640
		19,362,750
Austria - 0.22%
Erste Group Bank AG	3,923	205,485
Immoeast AG (I)	9,682	0
IMMOFINANZ AG (I)	14,523	61,900
Oesterreichische Elektrizitaets AG, Class A	1,141	49,741
OMV AG	3,353	146,498
Raiffeisen Bank International AG (L)	784	40,351
Telekom Austria AG	5,936	75,717
Voestalpine AG (L)	2,038	112,499
Wiener Staedtische Allgemeine
Versicherung AG	771	42,379
		734,570
Belgium - 0.65%
Ageas	38,850	105,386
Anheuser-Busch InBev NV	15,400	892,971
Bekaert SA (I)	749	57,017
Belgacom SA	3,375	120,575

The accompanying notes are an integral part of the financial statements.

28

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Belgium (continued)
Colruyt SA	1,515	$75,774
Compagnie Nationale a Portefeuille, ADR (I)	640	45,356
Delhaize Group SA	1,962	147,100
Dexia SA (I)	12,687	39,475
Groupe Bruxelles Lambert SA	1,559	138,584
KBC Bancassurance Holding NV	3,626	142,433
Mobistar SA	446	33,865
Solvay SA	1,200	185,419
UCB SA	1,834	82,409
Umicore SA	2,468	134,519
		2,200,883
Bermuda - 0.06%
Seadrill, Ltd.	6,250	220,006
Brazil - 1.66%
All America Latina Logistica SA	7,500	63,099
B2W Companhia Global Do Varejo	1,149	14,025
Banco do Brasil SA	13,113	235,264
Banco Santander Brasil SA	12,894	151,194
BM&F Bovespa SA	43,476	287,769
BR Malls Participacoes SA	6,110	69,883
Brasil Telecom SA	808	8,827
Brasil Telecom SA - New York Exchange	588	16,852
Brasil Telecom SA, ADR	333	3,590
Braskem SA, ADR (L)	1,584	46,063
CCR SA	2,100	62,503
Centrais Eletricas Brasileiras SA	6,700	89,683
Centrais Eletricas Brasileiras SA, ADR,
B Shares	1,429	24,493
Centrais Eletricas Brasileiras SA, ADR,
Ordinary Shares	2,381	32,144
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR	628	29,485
Cia de Bebidas Das Americas (I)	74	2,437
Cia de Saneamento Basico do Estado de
Sao Paulo	1,990	59,267
Cia de Transmissao de Energia Electrica
Paulista, ADR (I)	133	4,005
Cielo SA	5,646	141,091
Companhia Siderurgica Nacional SA	16,100	197,968
Cosan SA Industria e Comercio	3,511	55,343
CPFL Energia SA	4,400	62,871
Cyrela Brazil Realty SA	4,000	38,112
Diagnosticos da America SA	4,400	59,206
EDP - Energias do Brasil SA	2,900	69,868
Embraer SA, ADR	1,026	31,580
Empresa Brasileira de Aeronautica SA	10,800	82,350
Fibria Celulose SA	3,172	41,768
Fibria Celulose SA, ADR	1,562	20,603
Gafisa SA	5,274	25,109
Hypermarcas SA	3,108	29,275
Itausa - Investimentos Itau SA	521	4,006
JBS SA (I)	15,473	53,340
Localiza Rent a Car SA	2,811	50,253
Lojas Renner SA (I)	2,800	106,750
Marfrig Frigorificos e Comercio
de Alimentos SA	4,457	43,980
MRV Engenharia e Participacoes SA	6,501	53,986
Natura Cosmeticos SA	2,300	57,476
OGX Petroleo e Gas Participacoes SA (I)	30,000	280,460
PDG Realty SA Empreendimentos
e Participacoes	12,764	71,890
Perdigao SA	15,120	256,739
Petroleo Brasileiro SA	53,929	907,081
Porto Seguro SA	4,419	68,806
Redecard SA	7,084	$106,760
Rossi Residencial SA (I)	3,875	31,682
Souza Cruz SA	7,000	89,078
Tam SA	65	1,337
Tele Norte Leste Participacoes SA	2,500	43,491
Tele Norte Leste Participacoes SA, ADR	2,994	46,527
Telecomunicacoes de Sao Paulo SA, ADR	499	14,820
Tractebel Energia SA	6,200	109,249
Ultrapar Participacoes SA	6,000	106,302
Usinas Siderurgicas de Minas Gerais SA	4,400	66,198
Usinas Siderurgicas de Minas Gerais SA, ADR	800	7,000
Vale Fertilizantes SA	28,900	916,452
Weg SA	4,600	52,465
		5,601,855
Canada - 7.73%
Agnico-Eagle Mines, Ltd.	3,613	228,442
Agrium, Inc.	2,961	260,010
Alimentation Couche Tard, Inc.	2,200	64,144
ARC Resources, Ltd.	2,700	70,016
Athabasca Oil Sands Corp. (I)	5,400	85,106
Bank of Montreal (L)	10,809	687,575
Bank of Nova Scotia (L)	20,748	1,249,892
Barrick Gold Corp.	19,130	868,581
Baytex Energy Corp.	2,200	120,259
BCE, Inc. (L)	5,273	206,776
Bell Aliant, Inc.	1,600	47,646
Bombardier, Inc.	26,338	189,796
Bonavista Energy Corp.	1,500	44,435
Brookfield Asset Management, Inc.	10,851	361,044
Brookfield Properties Corp.	5,034	97,240
Brookfield Residential Properties, Inc. (I)	515	5,073
CAE, Inc.	5,716	77,106
Cameco Corp.	7,166	189,023
Canadian Imperial Bank of Commerce (L)	7,530	594,546
Canadian National Railway Company	8,798	703,694
Canadian Natural Resources, Ltd.	20,944	877,978
Canadian Oil Sands, Ltd.	5,700	164,478
Canadian Pacific Railway, Ltd.	3,074	191,780
Canadian Tire Corp., Ltd.	1,554	101,672
Canadian Utilities, Ltd.	2,100	121,978
Cenovus Energy, Inc.	14,264	538,348
Centerra Gold, Inc.	3,400	56,405
CGI Group, Inc. (I)	4,976	122,846
Chorus Aviation, Inc.	481	2,539
CI Financial Corp.	4,133	98,134
Crescent Point Energy Corp.	5,000	231,064
Eldorado Gold Corp.	11,500	169,677
Empire Company, Ltd.	800	46,368
Enbridge, Inc.	13,752	447,159
Encana Corp.	13,964	431,176
Enerplus Corp.	4,100	129,447
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	359	143,682
Finning International, Inc.	3,138	93,055
First Quantum Minerals, Ltd.	1,600	233,285
Fortis, Inc. (L)	3,500	117,399
Franco-Nevada Corp.	2,200	82,119
George Weston, Ltd.	1,036	75,129
Gildan Activewear, Inc.	2,200	77,534
Goldcorp, Inc.	15,256	737,926
Great-West Lifeco, Inc. (L)	5,976	157,881
Husky Energy, Inc.	4,852	132,311
IAMGOLD Corp.	8,000	150,469
IGM Financial, Inc.	2,196	115,100

The accompanying notes are an integral part of the financial statements.

29

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Imperial Oil, Ltd.	5,503	$256,306
Industrial Alliance Insurance and
Financial Services, Inc.	2,000	83,156
Inmet Mining Corp.	1,200	86,350
Intact Financial Corp.	2,100	120,628
Ivanhoe Mines, Ltd. (I)	5,865	148,199
Kinross Gold Corp.	22,869	361,133
Loblaw Companies, Ltd.	2,737	110,536
Magna International, Inc.	4,486	242,568
Manulife Financial Corp. (L)(O)	33,824	599,009
MEG Energy Corp. (I)	2,600	135,655
Metro, Inc. (L)	2,400	119,421
National Bank of Canada	3,468	281,266
Nexen, Inc.	10,364	233,619
Niko Resources, Ltd.	900	56,186
Nordion, Inc.	1,600	17,486
Onex Corp.	1,632	63,236
Open Text Corp. (I)	1,300	83,342
Osisko Mining Corp. (I)	6,800	105,689
Pace Oil And Gas, Ltd. (I)	745	5,693
Pacific Rubiales Energy Corp.	5,600	150,096
Pan American Silver Corp.	2,100	65,039
Pengrowth Energy Trust	6,300	79,366
Penn West Petroleum, Ltd.	8,913	205,809
PetroBakken Energy, Ltd., Class A	2,200	30,202
Petrobank Energy & Resources, Ltd. (I)	2,000	29,364
Potash Corp. of Saskatchewan, Inc.	16,433	938,493
Power Corp. of Canada (L)	7,617	212,371
Power Financial Corp.	5,322	164,110
Progress Energy Resources Corp. (L)	5,100	72,604
QLT, Inc. (I)	230	1,655
Research In Motion, Ltd. (I)	8,800	254,387
RioCan Real Estate Investment Trust	2,900	77,999
Ritchie Brothers Auctioneers, Inc. (L)	2,600	71,601
Rogers Communications, Inc., Class B (L)	7,842	310,525
Royal Bank of Canada (L)	27,476	1,570,586
Saputo, Inc.	3,100	149,496
Shaw Communications, Inc., Class B (L)	7,402	168,770
Shoppers Drug Mart Corp. (L)	4,556	187,540
Silver Wheaton Corp.	7,100	234,323
SNC-Lavalin Group, Inc.	3,213	196,155
Sun Life Financial, Inc. (L)	10,752	323,859
Suncor Energy, Inc.	30,173	1,182,580
Talisman Energy, Inc.	19,326	396,960
Teck Resources, Ltd.	11,014	559,807
TELUS Corp.	1,000	55,057
TELUS Corp., Non-Voting Shares	3,244	170,937
The Toronto-Dominion Bank	17,000	1,441,506
Thomson Corp. (L)	7,011	263,226
Tim Hortons, Inc.	3,600	175,773
TMX Group, Inc. (L)	1,924	87,377
Tourmaline Oil Corp. (I)	2,300	76,408
Trans-Canada Corp. (L)	13,350	586,212
TransAlta Corp.	4,921	105,058
Valeant Pharmaceuticals International, Inc.	2,750	142,996
Vermilion Energy, Inc.	900	47,592
Viterra, Inc.	5,600	60,851
Yamana Gold, Inc.	13,438	156,889
Yellow Media, Inc. (L)	7,800	19,410
		26,129,810
Cayman Islands - 0.02%
ENN Energy Holdings, Ltd.	18,000	61,300
Chile - 0.40%
Banco Santander Chile SA, ADR (L)	2,849	267,265
Centros Comerciales Sudamericanos SA (S)	3,301	$355,604
Cia Cervecerias Unidas SA, ADR	1,234	72,547
CorpBanca SA, ADR (L)	2,999	71,676
Empresa Nacional de
Electricidad SA, ADR (L)	2,350	134,209
Enersis SA, ADR	5,590	129,129
Lan Airlines SA, ADR (L)	5,140	146,593
Sociedad Quimica y Minera de
Chile SA, ADR	1,829	118,373
Vina Concha Y Toro SA, ADR (L)	808	42,291
		1,337,687
China - 3.16%
Agile Property Holdings, Ltd.	30,789	48,172
Air China, Ltd.	128,534	134,247
Alibaba.com, Ltd.	48,600	77,787
Aluminum Corp. of China, Ltd.	81,220	69,938
Angang Steel Company, Ltd., Class H	51,547	56,571
Anhui Conch Cement Company, Ltd.	26,790	126,913
Bank of China, Ltd., Class H	1,219,486	598,234
Bank of Communications
Company, Ltd., Class H	141,589	136,487
Beijing Datang Power Generation
Company, Ltd., Class H	142,864	48,616
Byd Company, Ltd., Class H (I)	10,705	34,920
China BlueChemical, Ltd.	70,000	58,066
China Citic Bank Corp., Ltd. (I)	127,000	79,462
China Coal Energy Company, Series H	91,000	123,363
China Communications
Construction Company, Ltd.	90,800	78,740
China Communications
Services Corp., Ltd., Class H	72,000	42,628
China Construction Bank Corp.	1,164,568	970,800
China COSCO Holdings Company, Ltd.	50,796	39,965
China Life Insurance Company, Ltd.	180,624	622,501
China Merchants Bank Company, Ltd.	80,691	196,389
China National Building
Material Company, Ltd.	48,000	94,876
China Oilfield Services, Ltd.	70,000	128,718
China Petroleum & Chemical Corp.	377,970	383,338
China Railway Construction Corp.	71,500	60,138
China Railway Group, Ltd.	75,000	35,346
China Shenhua Energy Company, Ltd.	80,000	385,162
China Shipping Container
Lines Company, Ltd. (I)	202,473	68,571
China Shipping Development Company, Ltd.	56,432	51,963
China Telecom Corp., Ltd.	301,604	196,320
China Yurun Food Group, Ltd.	35,000	99,192
CNOOC, Ltd.	380,274	895,341
Country Garden Holdings Company	122,319	53,991
Dongfang Electric Corp. Ltd.	20,000	74,205
Dongfeng Motor Group Company, Ltd.	51,220	97,899
Evertop Wire Cable Corp.	24,075	80,904
Fosun International, Ltd.	92,000	69,942
Foxconn International Holdings, Ltd. (I)	49,000	21,712
Golden Eagle Retail Group, Ltd.	15,000	38,362
Guangdong Investment, Ltd.	115,220	61,987
Guangzhou Automobile Group Company, Ltd.	43,819	53,661
Guangzhou R&F Properties
Company, Ltd., Class H	18,800	25,978
Hengan International Group Company, Ltd.	12,000	108,277
Huaneng Power International, Inc., Class H	125,436	66,279
Industrial & Commercial Bank of China, Ltd.	1,053,778	806,871
Jiangsu Expressway, Ltd.	49,145	45,163
Lenovo Group, Ltd.	81,436	46,786

The accompanying notes are an integral part of the financial statements.

30

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Li Ning Company, Ltd.	31,751	$54,961
Maanshan Iron & Steel Company, Ltd.	94,075	43,452
Parkson Retail Group, Ltd.	42,500	62,386
PetroChina Company, Ltd., Class H	512,261	746,755
PICC Property & Casualty
Company, Ltd., Class H (I)	111,220	190,242
Ping An Insurance (Group) Company, Ltd.	28,145	293,692
Shandong Weigao Group Medical
Polymer Company, Ltd.	48,000	69,764
Shanghai Electric Group Company, Ltd.	146,864	77,850
Shimao Property Holdings, Ltd., GDR	30,500	38,018
Shui On Land, Ltd.	107,833	47,470
Sino-Ocean Land Holdings, Ltd.	66,318	34,059
Sinopec Shanghai Petrochemical
Company, Ltd., Class H	127,934	56,778
Soho China, Ltd.	74,000	66,468
Tencent Holdings, Ltd.	20,000	549,035
Tingyi (Cayman Islands) Holding Corp.	32,000	99,289
Tsingtao Brewery Company, Ltd., Series H	14,000	80,957
Want Want China Holdings, Ltd.	79,000	76,741
Weichai Power Company, Ltd.	20,400	120,192
Yangzijiang Shipbuilding Holdings, Ltd.	38,000	45,376
Yanzhou Coal Mining Company, Ltd., Class H	35,990	138,300
Zhejiang Expressway Company, Ltd., Class H	67,718	51,160
Zijin Mining Group Company, Ltd.	123,616	62,529
ZTE Corp., Class H	25,786	93,515
		10,693,770
Colombia - 0.23%
BanColombia SA ADR (L)	11,327	755,851
Petrominerales, Ltd.	1,228	36,046
		791,897
Cyprus - 0.01%
Bank of Cyprus PCL	16,384	48,349
Czech Republic - 0.10%
CEZ AS	3,639	187,238
Komercni Banka AS	322	78,486
Telefonica O2 Czech Republic AS (L)	2,389	62,214
		327,938
Denmark - 0.72%
A P Moller Maersk A/S	15	124,134
A P Moller Maersk A/S, Series A	25	215,707
Carlsberg A/S	2,127	231,447
Coloplast A/S	441	67,045
Danske Bank A/S (I)	13,736	255,102
DSV A/S, ADR	5,570	133,656
Novo Nordisk A/S	8,044	1,008,502
Novozymes A/S, B Shares	828	134,713
TDC A/S	7,700	70,375
TrygVesta A/S	800	46,125
Vestas Wind Systems A/S (I)	4,989	115,984
William Demant Holdings A/S (I)	418	37,716
		2,440,506
Egypt - 0.08%
Commercial International Bank	13,058	65,536
Egypt Kuwait Holding Company	15,787	20,198
Egyptian Company for Mobile Services	919	19,710
Egyptian Financial Group-Hermes Holding	4,582	15,428
EL EZZ Steel Company (I)	2,373	4,348
Orascom Construction Industries	1,751	78,666
Orascom Telecom Holding SAE (I)	48,717	33,268
Telecom Egypt	8,967	$22,765
		259,919
Finland - 0.66%
Elisa OYJ, Class A (L)	2,753	59,260
Fortum OYJ	8,285	239,941
Kesko OYJ	1,137	52,923
Kone OYJ	3,300	207,203
Metso OYJ	2,773	157,498
Neste Oil OYJ	1,931	30,272
Nokia OYJ	70,976	458,406
Nokian Renkaat OYJ	2,210	110,777
Orion OYJ, Series B	1,460	37,624
Outokumpu OYJ	2,213	29,293
Pohjola Bank OYJ	2,640	34,139
Rautaruukki OYJ	1,211	27,361
Sampo OYJ	9,048	292,137
Sanoma OYJ (L)	1,560	28,912
Stora Enso OYJ, Series R (L)	12,353	129,607
UPM-Kymmene OYJ	11,020	201,517
Wartsila OYJ	3,462	116,815
		2,213,685
France - 6.52%
Accor SA (L)	2,798	125,280
Aeroports de Paris	664	62,457
Air France KLM (I)	1,926	29,566
Air Liquide SA	5,439	779,635
Alcatel-Lucent (I)	42,942	247,910
Alstom SA (L)	4,088	251,767
ANF Immobilier	8	378
Arkema SA	1,153	118,698
Atos Origin SA	816	46,109
AXA SA	33,295	755,930
BNP Paribas SA	18,484	1,425,587
Bouygues SA	4,806	211,291
Bureau Veritas SA	1,137	96,032
Cap Gemini SA	2,901	169,969
Carrefour SA (L)	10,956	449,971
Casino Guichard Perrachon SA	1,109	104,538
Christian Dior SA	1,054	165,847
Cie de Saint-Gobain	7,551	489,014
Cie Generale d’Optique
Essilor International SA	3,767	305,541
Cie Generale de Geophysique-Veritas (I)	2,658	97,914
Cie Generale des Etablissements Michelin	3,667	358,649
CNP Assurances SA	2,808	61,226
Credit Agricole SA (L)	17,897	269,166
Danone SA	11,176	833,890
Dassault Systemes SA	1,217	103,618
Edenred	3,317	101,150
EDF SA	4,378	171,870
Eiffage SA	762	50,424
Eramet	71	23,517
Eurazeo	270	19,717
Eutelsat Communications SA	1,618	72,775
Fonciere Des Regions	530	56,147
France Telecom SA (L)	35,490	754,991
GDF Suez	23,727	868,334
Gecina SA	457	63,845
Groupe Eurotunnel SA	10,681	119,427
ICADE	337	41,556
Iliad SA	282	37,841
Imerys SA	560	39,436
JCDecaux SA (I)	827	26,493

The accompanying notes are an integral part of the financial statements.

31

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Klepierre SA	1,676	$69,162
L’Oreal SA	4,567	593,181
Lafarge SA (L)	3,721	237,132
Lagardere SCA	2,403	101,533
Legrand SA, ADR	3,556	149,762
LVMH Moet Hennessy Louis Vuitton	4,700	845,895
M6-Metropole Television SA	1,073	24,827
Natixis (L)	13,752	69,006
Neopost SA	682	58,591
Pernod-Ricard SA (L)	3,735	368,168
Peugeot SA	3,000	134,310
PPR	1,412	251,463
Publicis Groupe SA (L)	2,591	144,638
Renault SA	3,943	233,448
Safran SA	3,379	144,317
Sanofi (L)	22,617	1,817,819
Schneider Electric SA	4,686	782,899
SCOR SE	3,060	86,948
Societe BIC SA	433	41,846
Societe Generale (L)	12,748	755,593
Societe Television Francaise	2,128	38,741
Sodexo	1,964	153,883
Suez Environnement SA (L)	5,885	117,292
Technip SA	1,949	208,774
Thales SA	1,859	80,155
Total SA	40,885	2,364,628
Unibail-Rodamco SE	1,732	400,257
Valeo SA	140	9,559
Vallourec SA	2,213	269,481
Veolia Environnement SA (L)	6,876	193,732
Vinci SA	8,454	541,545
Vivendi SA	23,625	656,977
Wendel SA	684	84,055
		22,037,123
Germany - 5.54%
Adidas AG	4,549	360,826
Allianz SE	8,736	1,220,570
BASF SE	17,725	1,734,574
Bayer AG	15,931	1,280,790
Bayerische Motoren Werke (BMW) AG	6,310	628,769
Beiersdorf AG	2,228	144,580
Celesio AG	1,332	26,558
Commerzbank AG (I)	30,120	129,519
Continental AG (I)	1,667	175,025
Daimler AG	17,434	1,312,098
Deutsche Bank AG	17,866	1,055,673
Deutsche Boerse AG	4,240	321,788
Deutsche Lufthansa AG	5,098	111,033
Deutsche Post AG	15,829	303,975
Deutsche Telekom AG	53,838	844,454
E.ON AG	34,590	981,940
Fraport AG, ADR	836	67,221
Fresenius Medical Care AG	4,175	312,147
Fresenius SE & Company KGaA	2,276	237,556
GEA Group AG	3,548	126,873
Hannover Rueckversicherung AG	1,110	57,898
HeidelbergCement AG	2,974	189,585
Henkel AG & Company, KGaA	2,707	155,148
Hochtief AG	973	81,231
Infineon Technologies AG	22,698	254,698
K&S AG	3,196	245,627
Kabel Deutschland Holding AG (I)	1,500	92,227
Lanxess AG	1,672	137,075
Linde AG	3,218	564,200
MAN SE (L)	2,251	$299,919
Merck KGaA	1,390	151,050
Metro AG	2,895	175,253
Muenchener Rueckversicherungs AG	3,587	547,610
RWE AG	7,935	439,159
Salzgitter AG	1,027	78,313
SAP AG	17,696	1,070,291
Siemens AG	15,901	2,183,285
Suedzucker AG	1,367	48,576
ThyssenKrupp AG	6,274	325,465
TUI AG (I)	2,454	26,600
United Internet AG	1,746	36,699
Volkswagen AG	554	101,785
Wacker Chemie AG	348	75,241
		18,712,904
Greece - 0.14%
Alpha Bank AE (I)	12,938	65,383
Coca Cola Hellenic Bottling Company SA	3,310	88,702
EFG Eurobank Ergasias SA (I)	6,561	30,872
Hellenic Telecommunications Organization SA	5,650	52,966
National Bank of Greece SA (I)	17,362	124,744
OPAP SA	4,860	75,937
Public Power Corp. SA	1,432	20,547
		459,151
Hong Kong - 2.65%
AIA Group, Ltd. (I)	149,000	519,539
ASM Pacific Technology, Ltd.	4,414	61,024
Bank of East Asia, Ltd.	30,439	125,461
Beijing Capital International Airport
Company, Ltd., Class H (I)	74,789	35,057
Beijing Enterprises Holdings, Ltd.	15,286	79,965
Belle International Holdings, Ltd.	89,978	190,936
BOC Hong Kong Holdings, Ltd.	75,328	218,728
Cathay Pacific Airways, Ltd.	17,782	41,359
Chaoda Modern Agriculture Holdings, Ltd.	88,940	38,389
Cheung Kong Holdings, Ltd.	25,849	380,142
Cheung Kong Infrastructure Holdings, Ltd.	9,772	50,771
China Agri-Industries Holdings, Ltd.	67,216	71,475
China Dongxiang Group Company	87,500	27,918
China Everbright, Ltd.	34,216	65,446
China High Speed Transmission Equipment
Group Company, Ltd.	37,000	40,716
China Mengniu Dairy Company, Ltd.	20,502	69,133
China Merchants Holdings
International Company, Ltd.	22,138	86,092
China Mobile, Ltd.	128,530	1,197,633
China Overseas Land & Investment, Ltd.	89,522	193,927
China Resource Power Holdings, Ltd.	31,667	61,972
China Resources Enterprises, Ltd.	23,145	94,784
China Resources Land, Ltd.	46,789	84,479
China Taiping Insurance
Holdings Company, Ltd. (I)	34,000	76,704
China Unicom, Ltd.	129,432	262,429
Citic Pacific, Ltd.	19,967	50,410
CLP Holdings, Ltd.	36,289	322,147
COSCO Pacific, Ltd.	53,801	94,791
Esprit Holdings, Ltd.	23,903	74,459
Galaxy Entertainment Group, Ltd. (I)	26,000	56,084
GOME Electrical Appliances Holdings, Ltd.	210,384	84,028
Hang Lung Group, Ltd.	16,000	102,184
Hang Lung Properties, Ltd.	42,326	175,863
Hang Seng Bank, Ltd.	15,519	248,198
Henderson Land Development Company, Ltd.	19,365	125,668

The accompanying notes are an integral part of the financial statements.

32

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Hong Kong & China Gas Company, Ltd.	95,884	$218,180
Hong Kong Exchanges & Clearing, Ltd.	19,403	408,733
Hopewell Holdings, Ltd.	9,362	29,776
Huabao International Holdings, Ltd.	45,000	41,029
Hutchison Whampoa, Ltd.	40,377	437,767
Hysan Development Company, Ltd.	10,227	50,828
Kerry Properties, Ltd.	11,438	55,427
Kingboard Chemical Holdings, Ltd.	8,549	39,855
Kunlun Energy Company, Ltd.	40,000	69,105
Li & Fung, Ltd.	91,942	184,916
Lifestyle International Holdings, Ltd.	8,500	25,169
MTR Corp., Ltd.	24,709	87,878
New World Development Company, Ltd.	38,967	59,192
Nine Dragons Paper Holdings, Ltd.	37,000	32,427
Noble Group, Ltd.	50,017	80,526
NWS Holdings, Ltd.	29,501	39,530
Orient Overseas International, Ltd.	3,562	23,141
PCCW, Ltd.	89,000	38,557
Poly Hong Kong Investment, Ltd.	35,000	23,232
Power Assets Holdings, Ltd.	28,082	211,815
Shanghai Industrial Holdings, Ltd.	19,930	74,140
Shangri-La Asia, Ltd.	22,820	56,320
Sino Land Company, Ltd.	33,481	54,307
Sino-Forest Corp. (I)(L)	4,100	13,604
Sinofert Holdings, Ltd.	82,000	36,034
SJM Holdings, Ltd.	34,000	81,258
Sun Hung Kai Properties, Ltd.	26,839	390,652
Swire Pacific, Ltd.	13,163	194,435
The Link REIT	43,684	149,425
Wharf Holdings, Ltd.	27,876	194,725
Wheelock and Company, Ltd.	18,000	73,061
Wing Hang Bank, Ltd.	2,122	23,280
Yue Yuen Industrial Holdings, Ltd.	12,067	38,491
		8,944,726
Hungary - 0.09%
Magyar Telekom Telecommunications PLC	5,422	17,426
MOL Hungarian Oil and Gas PLC (I)	799	91,605
OTP Bank PLC	4,572	148,879
Richter Gedeon Nyrt	257	50,783
		308,693
India - 1.74%
Dr. Reddy’s Laboratories, Ltd., ADR (L)	4,103	140,856
HDFC Bank, Ltd., ADR	2,245	395,996
ICICI Bank, Ltd., ADR	16,741	825,331
Infosys, Ltd., ADR (L)	23,322	1,521,294
Larsen & Toubro, Ltd., GDR (S)	2,684	109,500
Mahindra & Mahindra, Ltd.	6,560	102,336
Ranbaxy Laboratories, Ltd., ADR	5,719	69,200
Reliance Capital, Ltd. (L)(S)	2,081	26,928
Reliance Communication, Ltd., GDR (S)	44,836	95,985
Reliance Industries, Ltd., GDR (S)	45,980	1,850,235
Reliance Infrastructure, Ltd., GDR (S)	1,080	38,780
Satyam Computer Services, Ltd., ADR (I)(L)	15,376	56,891
State Bank of India, GDR	1,201	132,230
Tata Motors, Ltd., ADR (L)	9,630	216,771
Ultratech Cement, Ltd., GDR	752	15,643
Wipro, Ltd., ADR (L)	21,460	282,628
		5,880,604
Indonesia - 0.61%
Adaro Energy Tbk PT	185,500	53,132
Aneka Tambang Tbk PT	104,625	25,391
Astra Agro Lestari Tbk PT	12,658	34,752
Astra International Tbk PT	41,483	307,793
Bank Central Asia Tbk PT	256,274	$228,702
Bank Danamon Indonesia Tbk PT	89,071	62,450
Bank Mandiri Tbk PT	147,111	124,010
Bank Pan Indonesia Tbk PT (I)	33,314	3,542
Bank Rakyat Indonesia Tbk PT	221,002	168,150
Berlian Laju Tanker Tbk PT (I)	128,000	4,563
Bumi Resources Tbk PT	351,780	121,404
Energi Mega Persada Tbk PT (I)	138,000	3,316
Gudang Garam Tbk PT	13,000	75,636
Indo Tambangraya Megah PT	10,500	54,941
Indocement Tunggal Prakarsa Tbk PT	26,487	52,790
Indofood Sukses Makmur Tbk PT	122,905	82,478
Indosat Tbk PT	12,500	7,445
Indosat Tbk PT, ADR	20	599
International Nickel Indonesia Tbk PT	60,000	31,540
Perusahaan Gas Negara Tbk PT	200,985	94,546
PT Telekomunikiasi Indonesia Tbk PT, ADR	179	6,176
Semen Gresik Persero Tbk PT	44,140	49,511
Tambang Batubara Bukit Asam Tbk PT	46,500	112,992
Telekomunikasi Indonesia Tbk PT	213,000	182,931
Unilever Indonesia Tbk PT	23,500	40,870
United Tractors Tbk PT	47,796	139,163
		2,068,823
Ireland - 0.50%
Allied Irish Banks PLC - London Exchange (I)	1,000	209
Anglo Irish Bank Corp. PLC (I)	23,067	0
Bank of Ireland (I)	2,500	417
C&C Group PLC	249	1,296
CRH PLC	17,038	377,294
CRH PLC (London Exchange)	247	5,493
Elan Corp. PLC (I)	762	8,732
Elan Corp. PLC - European
Composite Exchange (I)	7,867	91,244
Experian PLC	21,322	271,554
Greencore Group PLC	26	37
James Hardie Industries, Ltd. (I)	8,535	54,013
Kerry Group PLC - London Exchange	2,460	102,187
Paddy Power PLC - London Exchange	51	2,778
Ryanair Holdings PLC, ADR (L)	1,736	50,934
Shire PLC	11,915	371,959
WPP PLC	26,936	337,224
		1,675,371
Israel - 0.49%
Bank Hapoalim, Ltd.	19,001	94,936
Bank Leumi Le-Israel, Ltd.	31,056	146,735
Bezek Israeli Telecommunications Corp., Ltd.	32,666	82,671
Cellcom Israel, Ltd.	1,142	31,792
Delek Group, Ltd.	54	12,151
Elbit Systems, Ltd.	366	17,411
Harel Insurance Investments, Ltd.	238	13,287
Israel Chemicals, Ltd.	8,478	135,326
Israel Corp., Ltd.	35	38,300
Israel Discount Bank, Ltd. (I)	8,168	16,123
Makhteshim-Agan Industries, Ltd. (I)	3,701	20,698
Migdal Insurance Holdings, Ltd.	8,348	14,592
Mizrahi Tefahot Bank, Ltd.	1,983	21,089
Nice Systems, Ltd. (I)	1,180	42,794
Partner Communications Company, Ltd.	1,256	18,844
Teva Pharmaceutical Industries, Ltd.	19,344	932,582
		1,639,331
Italy - 1.75%
A2A SpA	34,264	53,343
Assicurazioni Generali SpA	22,151	467,130

The accompanying notes are an integral part of the financial statements.

33

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Autogrill SpA	1,665	$21,871
Autostrade SpA	4,987	106,168
Banca Carige SpA (L)	12,592	28,534
Banca Intesa SpA	25,099	54,144
Banca Monte dei Paschi di Siena SpA (L)	47,648	36,106
Banche Popolari Unite SpA	12,158	68,448
Banco Popolare Societa Cooperativa	39,948	91,990
Beni Stabili SpA	3,030	3,074
BGP Holdings PLC (I)	141,174	0
Enel SpA	126,189	824,240
Eni SpA	46,211	1,095,500
Exor SpA	1,998	62,410
Fiat Industrial SpA (I)	13,990	180,859
Fiat SpA	17,022	186,878
Finmeccanica SpA	9,840	119,084
Intesa Sanpaolo SpA	191,452	509,145
Luxottica Group SpA	2,689	86,198
Mediaset SpA	14,911	70,105
Mediobanca SpA	9,986	101,158
Parmalat SpA	25,310	95,210
Pirelli & Company SpA	6,945	75,044
Prelios SpA (I)	6,945	4,885
Prysmian SpA	4,754	95,625
Saipem SpA	4,930	254,529
Snam Rete Gas SpA	30,722	181,875
Telecom Italia SpA	199,534	277,647
Telecom Italia SpA	107,760	125,411
Terna Rete Elettrica Nazionale SpA	21,032	97,734
UniCredit SpA	256,995	543,578
		5,917,923
Japan - 13.05%
ABC-MART, Inc.	700	28,411
Advantest Corp.	3,180	58,473
AEON Company, Ltd.	12,304	148,503
AEON Credit Service Company, Ltd.	877	11,973
Aeon Mall Company, Ltd.	1,100	26,699
Air Water, Inc.	3,000	36,156
Aisin Seiki Company, Ltd.	3,979	154,076
Ajinomoto Company, Inc.	13,305	158,218
Alfresa Holdings Corp.	424	16,503
All Nippon Airways Company, Ltd.	13,715	44,837
Amada Company, Ltd.	4,829	37,149
Aozora Bank, Ltd.	6,000	13,911
Asahi Breweries, Ltd.	7,001	141,068
Asahi Glass Company, Ltd.	20,191	235,762
Asahi Kasei Corp.	22,963	155,055
Asics Corp.	3,000	44,801
Astellas Pharma, Inc.	8,369	323,606
Bank of Kyoto, Ltd.	5,000	46,055
Benesse Holdings, Inc.	1,354	58,270
Bridgestone Corp.	12,153	279,696
Brother Industries, Ltd.	3,200	47,292
Canon, Inc.	21,774	1,038,333
Casio Computer Company, Ltd.	3,933	27,691
Central Japan Railway Company, Ltd.	30	235,795
Chiba Bank, Ltd.	15,896	99,659
Chiyoda Corp.	4,000	46,033
Chubu Electric Power Company, Inc.	13,777	269,626
Chugai Pharmaceutical Company, Ltd. (L)	4,616	75,732
Chugoku Bank, Ltd.	3,000	37,094
Chugoku Electric Power Company, Inc.	5,000	86,737
Chuo Mitsui Trust Holdings, Inc.	57,010	198,886
Citizen Watch Company, Ltd.	5,835	34,894
Coca-Cola West Japan Company, Ltd.	1,077	20,650
Cosmo Oil Company, Ltd.	8,000	$22,734
Credit Saison Company, Ltd.	3,291	55,400
Dai Nippon Printing Company, Ltd.	10,953	123,463
Daicel Chemical Industries, Ltd.	7,534	49,898
Daido Steel Company, Ltd.	4,000	26,776
Daihatsu Motor Company, Ltd.	4,000	68,167
Daiichi Sankyo Company, Ltd.	13,372	261,554
Daikin Industries, Ltd.	4,815	170,644
Dainippon Sumitomo Pharma Company, Ltd.	1,900	18,070
Daito Trust Construction Company, Ltd.	1,319	112,020
Daiwa House Industry Company, Ltd.	9,715	122,315
Daiwa Securities Group, Inc.	33,251	146,487
Dena Company, Ltd.	1,200	51,753
Denki Kagaku Kogyo Kabushiki Kaisha	10,477	50,468
Denso Corp.	9,122	338,688
Dentsu, Inc.	3,400	100,479
East Japan Railway Company	6,400	367,770
Eisai Company, Ltd.	4,652	181,692
Electric Power Development Company, Ltd.	2,200	59,421
Elpida Memory, Inc. (I)	4,400	51,800
FamilyMart Company, Ltd.	1,060	38,963
FANUC Corp.	3,679	613,479
Fast Retailing Company, Ltd.	1,066	172,603
Fuji Electric Company, Ltd.	4,420	13,817
Fuji Heavy Industries, Ltd.	11,000	85,470
FUJIFILM Holdings Corp.	8,667	270,148
Fujitsu, Ltd.	34,621	197,872
Fukuoka Financial Group, Inc.	13,000	54,362
Furukawa Electric Company, Ltd.	9,362	39,075
Gree, Inc.	1,900	41,638
GS Yuasa Corp.	7,000	46,767
Gunma Bank	6,477	34,239
Hakuhodo DY Holdings, Inc.	260	13,903
Hino Motors, Ltd.	4,886	28,518
Hirose Electric Company, Ltd.	583	59,760
Hisamitsu Pharmaceutical Company, Inc.	1,200	51,164
Hitachi Chemical, Ltd.	1,184	23,561
Hitachi Construction
Machinery Company, Ltd.	1,943	43,450
Hitachi High-Technologies Corp.	900	19,767
Hitachi Metals, Ltd.	2,000	28,275
Hitachi, Ltd.	86,118	509,067
Hokkaido Electric Power Company, Inc.	4,068	67,774
Hokuhoku Financial Group, Inc.	26,134	51,886
Hokuriku Electric Power Company	3,700	70,762
Honda Motor Company, Ltd.	31,362	1,208,804
Hoya Corp.	7,892	174,926
Ibiden Company, Ltd.	2,600	81,319
Idemitsu Kosan Company, Ltd.	400	42,724
Inpex Corp.	41	302,692
Isetan Mitsukoshi Holdings, Ltd.	6,443	63,086
Ishikawajima-Harima Heavy
Industries Company, Ltd.	19,134	49,538
Isuzu Motors, Ltd.	19,000	90,038
ITOCHU Corp.	28,102	292,322
Itochu Techno-Science Corp.	848	30,174
Iyo Bank, Ltd.	5,000	46,054
J Front Retailing Company, Ltd.	12,000	53,069
Japan Petroleum Exploration Company, Ltd.	600	28,213
Japan Prime Realty Investment Corp.	8	21,237
Japan Real Estate Investment Corp.	8	78,586
Japan Retail Fund Investment Corp.	20	30,873
Japan Tobacco, Inc.	84	324,175
JFE Holdings, Inc.	8,462	232,846
JGC Corp.	3,886	106,424

The accompanying notes are an integral part of the financial statements.

34

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Joyo Bank, Ltd.	13,953	$58,702
JS Group Corp.	5,216	134,410
JSR Corp.	3,633	70,487
Jupiter Telecommunications Company, Ltd.	32	35,783
JX Holdings, Inc.	41,911	283,019
Kajima Corp.	13,191	37,856
Kamigumi Company, Ltd.	5,534	51,755
Kaneka Corp.	5,829	38,372
Kansai Electric Power Company, Ltd.	13,878	276,994
Kansai Paint Company, Ltd.	2,238	20,416
Kao Corp.	10,062	264,438
Kawasaki Heavy Industries, Ltd.	28,963	115,525
Kawasaki Kisen Kaisha, Ltd.	17,067	59,704
KDDI Corp.	55	395,731
Keihin Electric Express
Railway Company, Ltd.	7,067	51,170
Keio Corp.	11,715	64,624
Keisei Electric Railway Company, Ltd.	5,000	29,607
Keyence Corp.	847	240,218
Kikkoman Corp.	2,238	23,556
Kinden Corp.	591	5,053
Kintetsu Corp. (L)	34,792	111,663
Kirin Holdings Company, Ltd.	15,896	222,245
Kobe Steel, Ltd.	54,517	124,036
Koito Manufacturing Company, Ltd.	2,000	34,987
Komatsu, Ltd.	18,030	560,972
Konami Corp.	1,043	24,747
Konica Minolta Holdings, Inc.	9,891	82,528
Koyo Seiko Company, Ltd.	3,143	46,177
Kubota Corp.	23,782	211,752
Kuraray Company, Ltd.	5,900	86,599
Kurita Water Industries, Ltd.	1,819	54,311
Kyocera Corp.	3,038	309,051
Kyowa Hakko Kogyo Company, Ltd.	5,611	53,521
Kyushu Electric Power Company, Inc.	7,831	141,207
Lawson, Inc.	1,231	64,652
Mabuchi Motor Company, Ltd.	518	26,173
Makita Corp.	1,943	90,272
Marubeni Corp.	30,202	200,728
Marui Company, Ltd.	5,264	39,907
Maruichi Steel Tube, Ltd.	1,200	29,726
Matsushita Electric Industrial Company, Ltd.	40,993	500,919
Mazda Motor Corp.	26,000	68,575
McDonald’s Holdings Company, Ltd. (L)	1,600	40,734
Mediceo Holdings Company, Ltd.	2,590	22,886
MEIJI Holdings Company, Ltd.	1,300	54,783
Minebea Company, Ltd.	4,477	23,861
Miraca Holdings, Inc.	1,200	48,684
Mitsubishi Chemical Holdings Corp.	25,000	177,344
Mitsubishi Corp.	25,956	650,326
Mitsubishi Electric Corp.	36,973	429,392
Mitsubishi Estate Company, Ltd.	24,782	435,044
Mitsubishi Gas & Chemicals Company, Inc.	5,829	42,770
Mitsubishi Heavy Industries, Ltd.	60,937	287,129
Mitsubishi Logistics Corp.	1,943	21,819
Mitsubishi Materials Corp.	24,020	75,696
Mitsubishi Motors Corp. (I)	66,000	80,780
Mitsubishi Tanabe Pharma Corp.	4,000	67,113
Mitsubishi UFJ Financial Group	245,000	1,192,727
Mitsubishi UFJ Lease &
Finance Company, Ltd.	1,300	50,279
Mitsui & Company, Ltd.	33,111	572,592
Mitsui Chemicals, Inc.	12,010	43,873
Mitsui Engineering &
Shipbuilding Company, Ltd.	15,362	33,623
Mitsui Fudosan Company, Ltd.	16,248	$280,124
Mitsui O.S.K. Lines, Ltd.	23,487	126,392
Mizuho Financial Group, Inc.	391,300	645,103
Mizuho Trust & Banking Company, Ltd.	20,000	17,739
MS&AD Insurance Group Holdings	11,300	265,051
Murata Manufacturing Company, Ltd.	3,804	254,112
Namco Bandai Holdings, Inc.	3,132	37,703
NEC Corp.	48,383	110,779
NGK INSULATORS, Ltd.	4,829	90,032
NGK Spark Plug Company, Ltd.	3,238	44,715
NHK Spring Company, Ltd.	1,000	10,234
Nidec Corp.	2,114	197,333
Nikon Corp.	6,781	159,993
Nintendo Company, Ltd.	1,908	359,316
Nippon Building Fund, Inc.	11	107,362
Nippon Electric Glass Company, Ltd.	8,000	102,483
Nippon Express Company, Ltd.	18,191	73,762
Nippon Meat Packers, Inc.	3,238	46,428
Nippon Paper Group, Inc.	1,800	40,039
Nippon Sheet Glass Company, Ltd.	10,829	33,620
Nippon Steel Corp.	95,464	309,802
Nippon Telegraph & Telephone Corp.	9,100	442,492
Nippon Yusen Kabushiki Kaisha	32,077	119,429
Nishi-Nippon City Bank, Ltd.	9,000	26,647
Nissan Motor Company, Ltd.	47,210	495,576
Nisshin Seifun Group, Inc.	2,886	36,058
Nisshin Steel Company	12,953	24,752
Nissin Food Products Company, Ltd.	1,284	46,729
Nitori Holdings Company, Ltd.	632	60,056
Nitto Denko Corp.	2,968	150,762
NKSJ Holdings, Inc.	30,000	197,936
NOK Corp.	1,508	25,805
Nomura Holdings, Inc.	66,393	328,487
Nomura Real Estate Holdings, Inc.	600	10,017
Nomura Real Estate Office Fund, Inc.	7	46,501
Nomura Research Institute, Ltd.	1,889	41,346
NSK, Ltd.	7,715	76,942
NTN Corp.	6,772	38,536
NTT Data Corp.	28	93,050
NTT DoCoMo, Inc.	292	520,911
NTT Urban Development Corp.	22	18,915
Obayashi Corp.	11,362	49,547
Odakyu Electric Railway Company, Ltd.	13,305	105,672
Oji Paper Company, Ltd.	18,191	87,188
Olympus Corp.	4,534	152,816
Omron Corp.	3,839	106,705
Ono Pharmaceutical Company, Ltd.	1,700	90,749
Oracle Corp. Japan	548	23,880
Oriental Land Company, Ltd.	1,007	85,362
ORIX Corp.	1,914	186,194
Osaka Gas Company, Ltd.	41,155	156,321
Otsuka Corp.	200	12,465
Otsuka Holdings Company, Ltd.	5,300	140,501
Rakuten, Inc.	153	158,572
Resona Holdings, Inc.	39,000	183,660
Ricoh Company, Ltd.	11,601	128,707
Rinnai Corp.	748	54,106
Rohm Company, Ltd.	2,073	118,776
Sankyo Company, Ltd.	1,107	57,213
Santen Pharmaceutical Company, Ltd.	1,200	48,781
SBI Holdings, Inc.	263	24,404
Secom Company, Ltd.	4,110	197,380
Sega Sammy Holdings, Inc.	3,308	64,071
Seiko Epson Corp.	2,178	37,742
Sekisui Chemical Company, Ltd.	6,772	57,808

The accompanying notes are an integral part of the financial statements.

35

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sekisui House, Ltd.	11,362	$105,659
Seven & I Holdings Company, Ltd.	14,219	382,518
Seven Bank, Ltd.	9	18,002
Sharp Corp.	17,782	162,180
Shikoku Electric Power Company, Inc.	3,900	88,587
Shimadzu Corp.	4,000	36,663
Shimamura Company, Ltd.	324	30,983
Shimano, Inc.	1,231	67,690
Shimizu Corp.	12,305	51,197
Shin-Etsu Chemical Company, Ltd.	7,789	417,796
Shinko Securities Company, Ltd.	7,000	16,868
Shinsei Bank, Ltd.	29,906	29,743
Shionogi & Company, Ltd.	6,477	106,106
Shiseido Company, Ltd.	7,577	141,703
Shizuoka Bank, Ltd.	12,658	116,387
Showa Denko KK	23,839	49,490
Showa Shell Sekiyu KK	3,045	28,258
SMC Corp.	936	168,637
Softbank Corp.	16,512	625,388
Sojitz Corp.	26,509	49,731
Sony Corp.	19,058	504,457
Sony Financial Holdings, Inc.	3,600	65,094
Square Enix Company, Ltd.	1,400	25,249
Stanley Electric Company, Ltd.	2,692	47,100
Sumco Corp.	1,600	27,023
Sumitomo Chemical Company, Ltd.	28,554	142,614
Sumitomo Corp.	21,034	286,695
Sumitomo Electric Industries, Ltd.	14,901	217,452
Sumitomo Heavy Industries, Ltd.	12,010	83,686
Sumitomo Metal Industries, Ltd.	71,423	160,642
Sumitomo Metal Mining Company, Ltd.	10,715	175,897
Sumitomo Mitsui Financial Group	25,700	790,942
Sumitomo Realty &
Development Company, Ltd.	7,124	159,272
Sumitomo Rubber Industries, Inc.	4,000	48,431
Suruga Bank, Ltd.	3,886	33,772
Suzuken Company, Ltd.	1,177	27,200
Suzuki Motor Corp.	6,700	150,987
Sysmex Corp.	1,600	60,183
T&D Holdings, Inc.	5,709	135,622
Taisei Corp.	20,134	46,153
Taisho Pharmaceuticals Company, Ltd.	2,238	50,456
Taiyo Nippon Sanso Corp.	5,181	41,337
Takashimaya Company, Ltd.	5,181	35,734
Takeda Pharmaceutical Company, Ltd.	15,051	696,123
TDK Corp.	2,532	139,437
Teijin, Ltd.	15,896	70,143
Terumo Corp.	3,497	188,972
The 77th Bank, Ltd.	7,477	32,701
The Bank of Yokohama, Ltd.	21,316	106,594
The Dai-ichi Life Insurance Company, Ltd.	167	233,828
The Hachijuni Bank, Ltd.	7,000	39,350
The Hiroshima Bank, Ltd.	9,000	39,274
The Japan Steel Works, Ltd.	7,000	48,163
The Tokyo Electric Power Company, Inc.	27,633	113,503
THK Company, Ltd.	2,519	64,122
Tobu Railway Company, Ltd.	20,248	85,311
Toho Company, Ltd.	2,267	37,719
Toho Gas Company, Ltd.	8,000	43,333
Tohoku Electric Power Company, Inc.	9,020	130,141
Tokio Marine Holdings, Inc.	13,700	384,890
Tokyo Electron, Ltd.	3,168	172,826
Tokyo Gas Company, Ltd.	47,165	213,358
Tokyu Corp.	24,134	100,450
Tokyu Land Corp.	6,829	28,981
TonenGeneral Sekiyu KK	5,829	$71,673
Toppan Printing Company, Ltd.	12,010	93,134
Toray Industries, Inc.	28,611	211,743
Toshiba Corp.	76,289	403,756
Tosoh Corp.	6,772	27,219
Toto, Ltd.	3,829	29,775
Toyo Seikan Kaisha, Ltd.	2,791	46,893
Toyo Suisan Kaisha, Ltd.	1,295	30,608
Toyoda Gosei Company, Ltd.	1,166	26,440
Toyota Boshoku Corp.	700	11,599
Toyota Industries Corp.	3,110	102,448
Toyota Motor Corp.	53,353	2,246,311
Toyota Tsusho Corp.	3,600	61,699
Trend Micro, Inc.	2,267	70,383
Tsumura & Company, Ltd.	1,300	41,595
Ube Industries, Ltd.	18,963	57,116
Unicharm Corp.	2,442	106,718
Ushio, Inc.	1,943	38,428
USS Company, Ltd.	457	35,449
West Japan Railway Company, Ltd.	3,600	140,935
Yahoo! Japan Corp.	301	103,621
Yakult Honsha Company, Ltd.	1,743	50,464
Yamada Denki Company, Ltd.	1,464	119,430
Yamaguchi Financial Group, Inc.	4,000	37,353
Yamaha Corp.	2,474	28,133
Yamaha Motor Company, Ltd. (I)	5,909	108,529
Yamato Kogyo Company, Ltd.	300	9,330
Yamato Transport Company, Ltd.	8,420	132,252
Yamazaki Baking Company, Ltd.	1,591	21,321
Yaskawa Electric Corp.	4,000	44,868
Yokogawa Electric Corp.	2,586	22,176
		44,096,177
Jersey, C.I. - 0.04%
Randgold Resources, Ltd.	1,788	150,338
Luxembourg - 0.35%
APERAM	912	29,534
ArcelorMittal (L)	16,336	568,448
Millicom International Cellular SA	1,371	143,043
Reinet Investments SCA (I)	2,087	37,850
Reinet Investments SCA ADR (I)	7,937	14,623
SES SA	5,966	167,366
Tenaris SA	10,162	232,022
		1,192,886
Macau - 0.06%
Sands China, Ltd. (I)	46,400	125,823
Wynn Macau, Ltd.	26,443	87,292
		213,115
Malaysia - 0.73%
AirAsia BHD	21,700	25,317
Alliance Financial Group BHD	52,400	55,204
AMMB Holdings BHD	30,887	66,647
Asiatic Development BHD	15,000	39,370
Axiata Group BHD	41,100	68,236
Berjaya Corp. BHD (Kuala Lumpur Exchange)	35,700	14,327
Berjaya Sports Toto BHD	11,035	16,424
British American Tobacco Malaysia BHD	4,800	74,220
Bursa Malaysia BHD	8,000	20,522
CIMB Group Holdings BHD	84,100	249,080
DiGi.Com BHD	5,800	55,803
Gamuda BHD	24,200	30,885
Genting BHD	44,700	166,517
Guinness Anchor BHD	3,700	12,430

The accompanying notes are an integral part of the financial statements.

36

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Hong Leong Bank BHD	6,800	$30,167
Hong Leong Credit BHD	5,600	24,458
IJM Corp. BHD	16,910	36,135
IJM Land BHD	1,395	1,314
IOI Corp. BHD	77,466	136,020
KNM Group BHD	29,287	18,273
Kuala Lumpur Kepong BHD	8,250	60,550
Lafarge Malayan Cement BHD	9,360	23,061
Malayan Banking BHD	80,319	238,042
MISC BHD	26,280	64,086
MMC Corp. BHD	3,800	3,555
Parkson Holdings BHD	20,197	40,309
Petronas Chemicals Group BHD	41,700	98,020
Petronas Dagangan BHD	6,600	35,209
Petronas Gas BHD	8,100	35,482
PLUS Expressways BHD	24,600	36,826
PPB Group BHD	7,300	41,654
Public Bank BHD	1,526	6,726
Public Bank BHD - Foreign Market	21,000	92,270
Resorts World BHD	54,500	65,089
RHB Capital BHD	6,955	21,111
Sime Darby BHD	50,801	155,342
SP Setia BHD	15,900	22,025
Telekom Malaysia BHD	15,700	20,551
Tenaga Nasional BHD	32,250	72,378
UEM Land Holdings BHD (I)	36,187	33,728
UMW Holdings BHD	24,700	59,183
YTL Corp. BHD	72,930	37,523
YTL Power International BHD	82,365	60,035
		2,464,104
Mauritius - 0.01%
Essar Energy PLC (I)	6,906	45,347
Mexico - 1.02%
Alfa SAB de CV	5,936	88,468
America Movil SAB de CV, Series L	749,388	1,010,619
Cemex SAB de CV (I)	183,682	157,820
Coca-Cola Femsa SAB de CV, Series L	5,059	47,092
Fomento Economico Mexicano SA de CV	38,465	255,754
Fresnillo PLC	4,319	97,348
Grupo Aeroportuario del Pacifico SA
de CV, Series B	8,500	34,861
Grupo Bimbo SA de CV	37,152	85,990
Grupo Carso SAB de CV	15,484	51,311
Grupo Elektra SA de CV	1,800	92,241
Grupo Financiero Banorte SAB de CV	35,109	159,405
Grupo Financiero Inbursa SA	17,341	88,849
Grupo Mexico SAB de CV, Series B	75,944	250,758
Grupo Modelo SA	10,408	62,936
Grupo Televisa SA	42,743	210,384
Industrias Penoles SAB de CV	2,050	77,388
Kimberly-Clark de Mexico SAB de CV	8,426	55,413
Mexichem SAB de CV	16,491	66,789
Minera Frisco SAB de CV, Class A1 (I)	15,484	74,216
Telefonos de Mexico SA de CV	107,820	89,232
Urbi Desarrollos Urbanos SAB de CV (I)	17,600	38,632
Wal-Mart de Mexico SAB de CV	117,630	349,118
		3,444,624
Netherlands - 3.03%
Aegon NV (I)	34,800	237,169
Akzo Nobel NV	4,338	273,653
ASML Holding NV	8,082	297,761
Corio NV	1,373	90,949
Delta Lloyd NV	1,842	43,745
European Aeronautic Defence &
Space Company	8,124	$271,922
Fugro NV	1,313	94,675
Heineken Holding NV	2,157	110,380
Heineken NV	5,191	312,223
ING Groep NV (I)	73,466	906,225
Koninklijke (Royal) KPN NV	29,785	432,957
Koninklijke Ahold NV	22,321	299,939
Koninklijke Boskalis Westinster NV	1,130	53,430
Koninklijke DSM NV	2,825	183,350
Koninklijke Philips Electronics NV	18,724	480,538
Koninklijke Vopak NV	1,450	71,055
PostNL NV	5,355	45,437
QIAGEN NV (I)	5,180	99,303
Randstad Holdings NV	2,069	95,621
Reed Elsevier NV	13,384	179,741
Royal Dutch Shell PLC (London
Stock Exchange)	70,491	2,511,754
Royal Dutch Shell PLC, B Shares	52,060	1,858,349
SBM Offshore NV	2,842	75,178
TNT Express NV (I)	5,897	61,161
Unilever NV (L)	31,604	1,035,349
Wolters Kluwer NV	5,659	125,400
		10,247,264
New Zealand - 0.07%
Auckland International Airport, Ltd.	11,718	21,645
Contact Energy, Ltd. (I)	4,649	20,659
Fletcher Building, Ltd. (New
Zealand Exchange)	15,433	110,404
Sky City Entertainment Group, Ltd.	6,676	20,060
Telecom Corp. of New Zealand, Ltd.	31,592	64,093
		236,861
Norway - 0.52%
Aker Solutions ASA	3,681	73,692
BW Offshore, Ltd.	6,480	14,758
DnB NOR ASA	20,289	282,812
Gjensidige Forsikring ASA	4,167	51,352
Norsk Hydro ASA (L)	23,981	183,625
Orkla ASA	16,158	153,543
Renewable Energy Corp. ASA (I)(L)	13,486	23,171
Statoil ASA	21,233	537,634
Telenor ASA	13,794	225,899
Yara International ASA	3,500	197,821
		1,744,307
Peru - 0.18%
Compania de Minas Buenaventura SA	3,833	143,589
Credicorp SA	2,108	180,550
Credicorp, Ltd., ADR	50	4,305
Southern Peru Copper Corp.	8,121	268,399
		596,843
Philippines - 0.15%
Ascendas Real Estate Investment Trust	35,395	58,823
Ayala Corp.	2,827	20,846
Ayala Land, Inc.	163,200	58,785
Banco de Oro Unibank, Inc.	4,786	6,039
Bank of the Philippine Islands	44,139	59,740
Energy Development Corp. (I)	207,938	31,700
Filinvest Land, Inc.	98,991	2,682
Globe Telecommunications, Inc.	830	17,137
Jollibee Foods Corp.	10,900	22,303
Manila Electric Company	5,957	37,767
Metropolitan Bank & Trust Company	17,121	27,714

The accompanying notes are an integral part of the financial statements.

37

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Philippines (continued)
Philippine Long Distance Telephone Company	1,120	$60,636
SM Investments Corp.	4,340	53,713
SM Prime Holdings, Ltd.	136,479	37,191
		495,076
Poland - 0.36%
Asseco Poland SA	2,172	39,248
Bank Handlowy w Warszawie SA	326	10,333
Bank Millennium SA	12,341	24,287
Bank Pekao SA	2,114	125,214
Boryszew SA (I)	11,898	3,955
BRE Bank SA (I)	365	43,351
Cyfrowy Polsat SA	6,360	38,239
Firma Oponiarska Debica SA	64	1,307
Getin Holding SA (I)	5,247	24,485
Globe Trade Centre SA (I)	3,523	23,879
Grupa Lotos SA (I)	722	11,888
KGHM Polska Miedz SA	3,252	233,578
Polish Oil & Gas Company	27,824	42,690
Polska Grupa Energetyczna SA	7,406	64,751
Polski Koncern Naftowy Orlen SA (I)	5,652	106,713
Powszechna Kasa Oszczednosci
Bank Polski SA	11,445	175,213
Powszechny Zaklad Ubezpieczen SA	969	132,411
Sygnity SA (I)	207	2,070
Telekomunikacja Polska SA	14,172	86,085
TVN SA	4,829	28,611
		1,218,308
Portugal - 0.15%
Banco Comercial Portugues SA (I)(L)	67,688	40,230
Banco Espirito Santo SA (L)	11,295	42,077
Cimpor-Cimentos de Portugal SA	2,459	18,790
Electricidade de Portugal SA	37,846	134,361
Galp Energia SGPS SA	3,215	76,696
Jeronimo Martins SGPS SA	4,434	85,178
Portugal Telecom SGPS SA (L)	11,970	118,536
		515,868
Russia - 1.61%
Gazprom OAO, ADR	149,750	2,178,863
Gazprom OAO, ADR (London Exchange)	3,680	53,899
Lukoil OAO, ADR	15,215	969,956
Mechel, ADR	2,396	57,240
MMC Norilsk Nickel OJSC, ADR	25,000	655,000
Mobile TeleSystems, ADR	9,447	179,682
NovaTek OAO, ADR	1,689	233,267
Novolipetsk Steel OJSC, ADR	976	37,966
Polyus Gold Company ZAO, ADR	4,190	131,985
Sistema JSFC, Reg. S, GDR	1,446	37,151
Surgutneftegaz, ADR (L)	20,930	205,114
Surgutneftegaz, ADR, Class B (L)	21,410	106,408
Tatneft, ADR	9,856	424,794
VTB Bank OJSC, GDR	28,849	177,697
		5,449,022
Singapore - 1.15%
Capitaland, Ltd.	63,587	151,223
CapitaMall Trust	30,552	46,597
City Developments, Ltd.	12,715	108,095
ComfortDelGro Corp., Ltd.	55,269	65,698
Cosco Corp. Singapore, Ltd.	42,000	67,033
DBS Group Holdings, Ltd.	35,268	422,144
Fraser and Neave, Ltd.	19,200	90,643
Genting Singapore PLC (I)	126,400	199,458
Golden Agri-Resources, Ltd.	210,085	116,753
Hutchison Port Holdings Trust (I)	110,100	$93,190
Jardine Cycle and Carriage, Ltd.	2,924	102,769
K-Green Trust	6,562	5,666
Keppel Corp., Ltd.	29,491	266,843
Keppel Land, Ltd.	16,705	49,446
Neptune Orient Lines, Ltd.	15,133	18,933
Olam International, Ltd.	23,293	51,799
Oversea-Chinese Banking Corp., Ltd.	51,544	393,331
SembCorp Industries, Ltd.	17,415	71,012
SembCorp Marine, Ltd.	13,706	59,383
Singapore Airlines, Ltd.	9,880	114,214
Singapore Airport Terminal Services, Ltd.	10,132	21,451
Singapore Exchange, Ltd.	22,601	138,746
Singapore Press Holdings, Ltd.	39,059	124,146
Singapore Technologies Engineering, Ltd.	39,202	96,408
Singapore Telecommunications, Ltd. (L)	150,430	387,408
Suntec Real Estate Investment Trust	191	233
United Overseas Bank, Ltd.	25,678	412,554
UOL Group, Ltd.	7,568	30,764
Wilmar International, Ltd.	40,000	176,851
		3,882,791
South Africa - 1.68%
ABSA Group, Ltd.	6,306	125,810
Adcock Ingram Holdings, Ltd.	4,907	43,115
African Bank Investments, Ltd.	13,703	69,826
African Rainbow Minerals, Ltd.	2,145	59,874
Anglo Platinum, Ltd.	1,160	107,887
AngloGold Ashanti, Ltd.	7,147	301,027
Aspen Pharmacare Holdings, Ltd. (I)	4,269	53,013
Aveng, Ltd.	7,920	41,958
Bidvest Group, Ltd.	7,302	162,723
Discovery Holdings, Ltd., ADR	9,036	51,554
FirstRand, Ltd.	59,334	174,336
Gold Fields, Ltd.	16,000	234,116
Growthpoint Properties, Ltd.	30,364	82,273
Harmony Gold Mining Company, Ltd.	7,113	94,316
Hulamin, Ltd. (I)	156	173
Impala Platinum Holdings, Ltd.	10,178	274,754
Imperial Holdings, Ltd.	5,062	90,844
Investec, Ltd.	3,621	29,909
Kumba Iron Ore, Ltd.	1,658	118,864
Kumba Resources, Ltd.	2,168	57,319
Liberty Holdings, Ltd.	3,638	38,792
Massmart Holdings, Ltd.	1,777	36,783
Mittal Steel South Africa, Ltd.	3,365	39,342
MMI Holdings, Ltd.	10,014	25,165
MTN Group, Ltd.	32,401	690,374
Naspers, Ltd., ADR	7,296	412,914
Nedbank Group, Ltd.	3,976	86,218
Netcare, Ltd.	11,647	25,906
Northam Platinum, Ltd.	5,619	35,363
Pick’n Pay Stores, Ltd.	2,994	18,366
Pretoria Portland Cement Company, Ltd.	9,199	36,494
Redefine Income Fund, Ltd.	67,758	78,668
Remgro, Ltd.	8,783	144,885
Reunert, Ltd.	5,060	45,759
RMB Holdings, Ltd.	13,774	54,358
RMI Holdings	13,774	25,176
Sanlam, Ltd.	31,836	129,884
Sappi, Ltd. (I)	8,324	42,528
Sasol, Ltd.	10,376	546,891
Shoprite Holdings, Ltd.	8,525	128,434
Standard Bank Group, Ltd.	22,301	329,994
Steinhoff International Holdings, Ltd. (I)	26,236	89,301

The accompanying notes are an integral part of the financial statements.

38

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Super Group, Ltd. (I)	2,898	$339
Telkom SA, Ltd.	5,943	32,362
The Foschini Group, Ltd.	3,406	44,410
Tiger Brands, Ltd.	3,203	93,614
Trans Hex Group, Ltd. (I)	514	251
Truworths International, Ltd.	7,931	86,047
Vodacom Group, Ltd.	9,731	120,823
Woolworths Holdings, Ltd.	12,136	53,449
		5,666,581
South Korea - 3.45%
Amorepacific Corp.	60	67,092
BS Financial Group, Inc. (I)	2,097	29,790
Cheil Industries, Inc.	840	100,847
CJ CheilJedang Corp.	120	26,516
Daelim Industrial Company, Ltd.	480	58,147
Daewoo Engineering &
Construction Company, Ltd. (I)	6,620	66,670
Daewoo International Corp.	836	29,811
Daewoo Securities Company, Ltd.	2,350	39,553
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	1,710	73,259
DGB Financial Group, Inc. (I)	3,940	59,784
Dongbu Insurance Company, Ltd.	990	51,521
Dongkuk Steel Mill Company, Ltd.	440	17,033
Doosan Corp.	370	43,420
Doosan Heavy Industries and
Construction Company, Ltd.	580	30,786
Doosan Infracore Company, Ltd. (I)	4,030	90,034
E-Mart Company, Ltd. (I)	447	102,366
GS Engineering & Construction Corp.	1,110	135,994
GS Holdings Corp.	851	62,782
Hana Financial Group, Inc.	4,870	171,416
Hanjin Heavy Industries &
Construction Company, Ltd. (I)	1,063	35,912
Hankook Tire Company, Ltd.	1,190	50,907
Hanwha Chemical Corp.	2,217	105,494
Hanwha Corp.	840	38,620
Hite Holdings Company, Ltd.	200	2,933
Honam Petrochemical Corp.	230	85,694
Hynix Semiconductor, Inc.	9,290	219,407
Hyosung Corp.	390	33,680
Hyundai Department Store Company, Ltd.	221	35,980
Hyundai Development Company	1,140	32,178
Hyundai Engineering &
Construction Company, Ltd.	990	80,334
Hyundai Heavy Industries Company, Ltd.	920	384,268
Hyundai Mipo Dockyard Company, Ltd.	143	22,821
Hyundai Mobis	1,291	484,471
Hyundai Motor Company, Ltd.	3,031	676,854
Hyundai Securities Company, Ltd.	2,435	27,286
Hyundai Steel Company	1,100	134,170
Industrial Bank of Korea	2,860	49,986
Kangwon Land, Inc.	1,500	40,234
KB Financial Group, Inc.	5,140	244,478
KB Financial Group, Inc., ADR	2,566	122,655
KCC Corp.	240	75,355
Kia Motors Corp.	3,510	239,148
Korea Electric Power Corp. (I)	3,830	101,825
Korea Electric Power Corp., ADR (I)	3,533	46,883
Korea Exchange Bank	4,620	41,700
Korea Gas Corp.	1,230	42,698
Korea Investment Holdings Company, Ltd.	600	20,400
Korea Zinc Company, Ltd.	133	51,243
Korean Air Lines Company, Ltd.	1,139	74,529
Korean Reinsurance Company, Ltd.	15	$196
KT Corp.	2,633	100,395
KT Corp. ADR (L)	1,397	27,158
KT&G Corp.	2,410	149,882
Kumho Industrial Company, Ltd. (I)	120	910
LG Chem, Ltd.	988	454,090
LG Corp.	1,990	150,527
LG Display Company, Ltd.	3,760	104,619
LG Display Company, Ltd., ADR	2,360	33,158
LG Electronics, Inc.	2,070	161,562
LG Household & Health Care, Ltd.	310	133,426
LG Innotek Company, Ltd.	210	19,028
LG Uplus Corp.	11,952	64,890
Lotte Confectionery Company, Ltd.	44	70,202
Lotte Shopping Company, Ltd.	170	81,232
LS Cable, Ltd.	870	90,079
Mirae Asset Securities Company, Ltd.	875	36,893
NCSoft Corp.	380	103,900
NHN Corp. (I)	828	146,882
OCI Company, Ltd.	240	90,967
Pacific Corp.	20	4,069
POSCO	1,242	539,473
S-Oil Corp.	850	110,470
S1 Corp.	810	41,923
Samsung Card Company, Ltd.	1,490	80,695
Samsung Corp.	2,810	216,817
Samsung Electro-Mechanics Company, Ltd.	1,160	100,524
Samsung Electronics Company, Ltd.	2,132	1,657,074
Samsung Engineering Company, Ltd.	600	143,955
Samsung Fire & Marine
Insurance Company, Ltd.	820	190,801
Samsung Heavy Industries Company, Ltd.	3,350	150,418
Samsung SDI Company, Ltd.	660	101,559
Samsung Securities Company, Ltd.	990	73,767
Samsung Techwin Company, Ltd.	677	59,303
Seoul Semiconductor Company, Ltd.	720	19,744
Shinhan Financial Group Company, Ltd.	8,575	409,590
Shinsegae Company, Ltd.	158	50,307
SK C&C Company, Ltd.	340	41,593
SK Energy Company, Ltd.	1,280	242,314
SK Holdings Company, Ltd.	719	125,552
SK Networks Company, Ltd.	3,090	31,711
SK Telecom Company, Ltd.	470	70,989
SK Telecom Company, Ltd. ADR	3,498	65,413
STX Pan Ocean Company, Ltd.	3,650	25,728
Woongjin Holding Company, Ltd.	1,930	68,839
Woori Finance Holdings Company, Ltd.	4,570	59,967
Woori Investment & Securities Company, Ltd.	2,910	47,077
Yuhan Corp.	350	44,264
		11,652,896
Spain - 2.39%
Abertis Infraestructuras SA	7,395	165,210
Acciona SA	749	79,500
Acerinox SA	1,561	28,454
ACS Actividades de Construccion
y Servicios SA	2,925	137,946
Amadeus IT Holding SA, A Shares	3,903	81,192
Banco Bilbao Vizcaya Argentaria SA	91,953	1,077,753
Banco de Sabadell SA (L)	23,481	97,050
Banco de Valencia SA (I)(L)	54	133
Banco Popular Espanol SA	19,082	107,401
Banco Santander SA	163,003	1,880,803
Bankinter SA (L)	6,779	46,012
CaixaBank	15,574	108,639

The accompanying notes are an integral part of the financial statements.

39

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
EDP Renovaveis SA (I)	3,867	$25,511
Enagas SA	3,245	78,688
Ferrovial SA (I)	6,635	83,781
Fomento de Construcciones y Contratas SA	432	13,172
Gas Natural SDG SA	5,987	125,522
Gestevision Telecinco SA	3,129	27,186
Grifols SA	1,776	35,637
Iberdrola Renovables SA	21,843	96,487
Iberdrola SA	72,255	643,070
Inditex SA	4,113	375,586
Indra Sistemas SA	1,823	37,703
Mapfre SA	15,725	58,325
Red Electrica de Espana	2,044	123,513
Repsol YPF SA (L)	15,525	539,009
Telefonica SA	79,334	1,940,029
Zardoya Otis SA	3,958	58,290
Zeltia SA (I)	175	578
		8,072,180
Sweden - 1.94%
Alfa Laval AB	4,804	103,527
Assa Abloy AB, Series B	5,647	151,774
Atlas Copco AB, Series A	14,141	372,266
Atlas Copco AB, Series B	8,309	195,615
Boliden AB	6,000	110,912
CDON Group AB (I)	1,128	6,863
Electrolux AB	5,064	120,837
Getinge AB, Series B	2,912	78,159
Hennes & Mauritz AB, B Shares	19,548	673,701
Holmen AB, Series B	371	11,567
Husqvarna AB, B Shares	6,017	39,817
Investor AB, B Shares (L)	8,347	191,258
Kinnevik Investment AB	3,496	77,628
Loomis AB	1,539	21,463
Modern Times Group AB, B Shares	1,128	74,531
Nordea Bank AB	50,017	537,465
Ratos AB	3,992	76,631
Sandvik AB	21,292	373,339
Scania AB, Series B	4,952	114,859
Securitas AB, Series B	3,499	37,031
Skandinaviska Enskilda Banken AB, Series A	26,041	212,865
Skanska AB, Series B	9,559	171,082
SKF AB, B Shares	8,152	235,869
SSAB AB, Series A	2,022	30,227
Svenska Cellulosa AB	10,381	146,173
Svenska Handelsbanken AB, Series A	9,144	282,059
Swedbank AB, Class A	16,866	283,278
Swedish Match AB	4,653	156,032
Tele2 AB, Series B	3,680	72,729
Telefonaktiebolaget LM Ericsson, B Shares	57,711	830,031
Teliasonera AB	40,546	297,445
Volvo AB, Series B	26,104	456,064
		6,543,097
Switzerland - 6.03%
ABB, Ltd. (I)	45,233	1,172,952
Actelion, Ltd. (I)	2,203	108,476
Adecco SA (I)	2,684	172,081
Aryzta AG	1,799	96,399
Baloise Holding AG	1,076	110,938
Cie Financiere Richemont SA	9,960	652,210
Credit Suisse Group AG (I)	23,199	901,705
GAM Holding, Ltd. (I)	4,378	71,837
Geberit AG (I)	867	205,428
Givaudan AG (I)	182	192,554
Glencore International PLC	17,309	$136,400
Holcim, Ltd. (I)	5,421	409,120
Julius Baer Group, Ltd. (I)	4,600	189,872
Kuehne & Nagel International AG	1,176	178,489
Lindt & Spruengli AG	18	56,094
Lindt & Spruengli AG - REG	3	109,304
Lonza Group AG (I)	971	75,995
Nestle SA	67,146	4,173,074
Novartis AG	45,162	2,766,510
Pargesa Holding SA, ADR	557	51,594
Roche Holdings AG	13,584	2,272,590
Schindler Holding AG	1,052	127,885
Schindler Holding AG - REG	494	59,992
SGS SA	120	227,810
Sika AG (I)	46	110,837
Sonova Holding AG	1,149	107,552
STMicroelectronics NV	12,348	123,064
Straumann Holding AG	186	44,893
Sulzer AG	500	81,359
Swiss Life Holding (I)	652	106,897
Swiss Re, Ltd. (I)	7,790	437,426
Swisscom AG	511	234,186
Syngenta AG (I)	1,805	609,333
The Swatch Group AG	919	82,532
The Swatch Group AG, BR Shares	687	346,616
Transocean, Ltd.	6,746	439,871
UBS AG (Swiss Exchange) (I)	70,095	1,278,190
Wolseley PLC	6,331	206,484
Xstrata PLC	39,790	877,520
Zurich Financial Services AG (I)	2,989	755,459
		20,361,528
Taiwan - 2.33%
Acer, Inc.	53,424	93,624
Advanced Semiconductor Engineering, Inc.	91,226	101,271
Advantech Company, Ltd.	1,647	5,612
Asia Cement Corp.	33,727	48,313
Asia Optical Company, Inc. (I)	79	135
Asustek Computer, Inc.	12,256	122,052
AU Optronics Corp.	163,827	112,255
Catcher Technology Company, Ltd.	8,184	51,942
Cathay Financial Holdings Company, Ltd.	134,767	209,270
Chang Hwa Commercial Bank, Ltd.	68,000	56,089
Cheng Shin Rubber Industry Company, Ltd.	15,752	45,367
Cheng UEI Precision Industry Company, Ltd.	6,814	17,825
Chimei Innolux Corp. (I)	88,017	63,062
China Airlines, Ltd.	24,472	16,644
China Development Financial Holdings Corp.	174,718	71,151
China Motor Company, Ltd.	65	67
China Steel Corp.	223,166	269,350
Chinatrust Financial Holding Company, Ltd.	191,895	167,543
Chunghwa Picture Tubes, Ltd. (I)	64,630	7,832
Chunghwa Telecom Company, Ltd.	84,148	289,522
CMC Magnetics Corp. (I)	18,000	4,086
Compal Communications, Inc.	512	640
Compal Electronics, Inc.	79,764	98,003
D-Link Corp.	361	331
Delta Electronics, Inc.	32,331	119,267
E.Sun Financial Holding Company, Ltd.	40,867	29,056
Epistar Corp.	10,064	29,983
Eternal Chemical Company, Ltd.	3,871	4,386
EVA Airways Corp. (I)	21,476	21,942
Evergreen Marine Corp. (I)	8,000	6,457
Everlight Electronics Company, Ltd.	6,535	17,597
Far Eastern Department Stores Company, Ltd.	17,736	35,551

The accompanying notes are an integral part of the financial statements.

40

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Far Eastern New Century Corp.	57,626	$89,965
Far EasTone
Telecommunications Company, Ltd.	16,159	25,790
First Financial Holding Company, Ltd.	88,994	73,878
Formosa Chemicals & Fibre Corp.	59,740	223,247
Formosa Petrochemical Corp.	24,720	87,306
Formosa Plastics Corp.	85,160	308,643
Formosa Taffeta Company, Ltd.	5,000	5,497
Foxconn Technology Company, Ltd.	12,514	52,074
Fubon Financial Holding Company, Ltd.	100,794	155,448
HannStar Display Corp. (I)	58,031	8,695
Hon Hai Precision Industry Company, Ltd.	171,060	590,056
HTC Corp.	15,236	520,469
Hua Nan Financial Holdings Company, Ltd.	59,504	46,367
Inotera Memories, Inc. (I)	428	133
Inventec Appliances Corp.	813	656
Inventec Company, Ltd.	23,659	12,383
KGI Securities Company, Ltd. (I)	30,000	15,888
Kinsus Interconnect Technology Corp.	1,035	4,240
Largan Precision Company, Ltd.	1,143	36,979
Lite-On Technology Corp.	38,461	50,891
Macronix International Company, Ltd.	47,677	29,279
MediaTek, Inc.	20,340	221,745
Mega Financial Holding Company, Ltd.	171,000	149,900
Mitac International Corp.	2,814	1,231
Mosel Vitelic, Inc. (I)	428	135
Motech Industries, Inc.	4,359	16,897
Nan Ya Plastics Corp.	111,240	298,246
Nan Ya Printed Circuit Board Corp.	1,154	4,386
Nanya Technology Corp. (I)	26,017	7,375
Novatek Microelectronics Corp., Ltd.	7,361	23,795
Pan-International Industrial	321	324
Pegatron Corp. (I)	32,989	34,292
Polaris Securities Company, Ltd.	29,282	21,481
Pou Chen Corp.	36,641	33,872
Powerchip Semiconductor Corp. (I)	64,457	8,096
Powertech Technology, Inc.	11,954	40,174
President Chain Store Corp.	7,496	43,463
Qisda Corp.	16,048	7,789
Quanta Computer, Inc.	39,771	94,395
Realtek Semiconductor Corp.	5,824	11,253
Richtek Technology Corp.	2,425	16,709
Shin Kong Financial
Holding Company, Ltd. (I)	95,063	41,037
Siliconware Precision Industries Company	54,855	70,872
SinoPac Holdings Company, Ltd.	97,000	42,033
Synnex Technology International Corp.	23,741	57,731
Taishin Financial Holdings Company, Ltd.	60,022	35,699
Taiwan Cement Corp.	60,781	91,074
Taiwan Cooperative Bank	39,215	31,962
Taiwan Fertilizer Company, Ltd.	13,000	40,111
Taiwan Glass Industrial Corp.	9,791	17,289
Taiwan Mobile Company, Ltd. (I)	35,842	97,355
Taiwan Semiconductor
Manufacturing Company, Ltd.	513,227	1,299,016
Tatung Company, Ltd.	21,486	9,989
Teco Electric & Machinery Company, Ltd.	16,000	11,566
Transcend Information, Inc.	6,608	19,525
Tripod Technology Corp.	3,703	15,401
Tung Ho Steel Enterprise Corp.	8,132	9,269
U-Ming Marine Transport Corp.	5,000	10,723
Uni-President Enterprises Corp.	69,300	100,873
Unimicron Technology Corp.	20,604	36,853
United Microelectronics Corp.	258,313	128,525
Vanguard International Semiconductor Corp.	126	66
Wafer Works Corp. (I)	136	$212
Walsin Lihwa Corp.	28,000	14,061
Wan Hai Lines, Ltd.	5,250	3,999
Wistron Corp.	32,068	57,168
Ya Hsin Industrial Company, Ltd. (I)	22,000	0
Yang Ming Marine Transport Corp. (I)	3,044	2,320
Yuanta Financial Holdings Company, Ltd.	150,130	104,346
Yulon Motor Company, Ltd.	17,510	43,067
Zinwell Corp.	904	1,368
		7,883,177
Thailand - 0.43%
Advanced Info Service PCL	16,600	56,189
Bangkok Bank PCL	6,300	32,428
Bangkok Bank PCL (Foreign
Registered Shares)	14,800	76,406
Bank of Ayudhya PCL	99,000	91,902
Banpu PCL	4,100	95,797
BEC World PCL	25,900	29,082
Charoen Pokphand Foods PCL	69,900	67,113
CP ALL PCL	56,395	81,220
Electricity Generating PCL	800	2,412
Glow Energy PCL	13,200	21,481
IRPC PCL	214,900	37,420
Kasikornbank PCL	11,700	47,061
Kasikornbank PCL (Foreign Shares)	22,800	93,166
Krung Thai Bank PCL	79,500	48,644
PTT Aromatics & Refining PCL	29,486	35,988
PTT Chemical PCL	7,797	37,304
PTT Exploration & Production PCL	24,200	134,685
PTT PCL, Foreign Shares	18,200	198,438
Siam Cement PCL, Foreign Shares	5,000	66,440
Siam City Cement PCL	1,800	12,537
Siam Commercial Bank PCL	25,500	92,124
Thai Oil PCL	33,400	80,986
Total Access Communication PCL	10,000	17,819
		1,456,642
Turkey - 0.30%
Adana Cimento Sanayii Turk Anonim Sirketi
AS, Class A	685	1,955
Akbank AS	24,726	114,292
Akcansa Cimento AS	635	2,816
Aksigorta AS (I)	3,270	3,265
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,129	42,318
Asya Katilim Bankasi AS (I)	1,627	2,537
BIM Birlesik Magazalar AS	1,275	41,451
Coca-Cola Icecek AS	502	7,406
Enka Insaat ve Sanayi AS	17,520	53,429
Eregli Demir ve Celik Fabrikalari TAS	18,543	47,331
HACI Omer Sabanci Holding AS	7,225	30,369
Is Gayrimenkul Yatirim Ortakligi AS	3,602	2,729
KOC Holdings AS	14,973	64,411
Tupras Turkiye Petrol Rafinerileri AS	2,088	51,233
Turk Telekomunikasyon AS	9,035	47,755
Turkcell Iletisim Hizmetleri AS (I)	13,561	73,165
Turkiye Garanti Bankasi AS	44,592	202,286
Turkiye Halk Bankasi AS	4,523	33,870
Turkiye Is Bankasi	31,745	97,431
Turkiye Vakiflar Bankasi Tao	22,351	50,551
Yapi ve Kredi Bankasi AS (I)	13,970	35,132
		1,005,732
Ukraine - 0.01%
Kernel Holding SA (I)	818	22,721

The accompanying notes are an integral part of the financial statements.

41

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom - 12.21%
3i Group PLC	19,182	$86,530
Admiral Group PLC	4,748	126,496
Aggreko PLC	5,825	180,350
AMEC PLC	7,370	128,796
Anglo American PLC	25,416	1,259,559
Antofagasta PLC	8,358	187,013
ARM Holdings PLC	29,368	277,750
AstraZeneca PLC	26,811	1,338,719
Autonomy Corp. PLC (I)	4,625	126,716
Aviva PLC (I)	57,400	404,160
Babcock International Group PLC	6,349	72,545
BAE Systems PLC (I)	64,062	327,488
Balfour Beatty PLC	12,644	62,608
Barclays PLC	222,284	914,967
BG Group PLC	65,323	1,482,541
BHP Billiton PLC	42,101	1,650,169
BP PLC	367,508	2,707,797
British American Tobacco PLC	38,539	1,689,294
British Land Company PLC	18,926	184,870
British Sky Broadcasting Group PLC	24,147	327,956
BT Group PLC	157,987	512,454
Bunzl PLC	6,605	82,689
Burberry Group PLC	9,232	214,644
Cairn Energy PLC (I)	29,660	197,469
Capital Shopping Centres Group PLC	12,534	80,369
Carnival PLC	3,504	135,810
Centrica PLC	98,032	508,694
Cobham PLC	20,632	70,017
Compass Group PLC (I)	40,023	386,073
Diageo PLC	48,106	982,908
Enquest PLC (I)	3,012	5,950
Eurasian Natural Resources Corp.	3,860	48,420
G4S PLC	26,686	119,842
GlaxoSmithKline PLC	100,246	2,146,334
Hammerson PLC	16,052	123,980
Home Retail Group PLC	14,560	38,224
HSBC Holdings PLC	342,927	3,401,996
ICAP PLC	8,381	63,600
Imperial Tobacco Group PLC (I)	19,444	646,481
Inmarsat PLC	10,139	90,507
Intercontinental Hotels Group PLC	5,311	108,686
International Consolidated
Airlines Group SA (I)	16,420	66,585
International Personal Finance PLC	84	496
International Power PLC	32,378	167,179
Intertek Group PLC	3,381	107,066
Invensys PLC	13,036	67,357
Investec PLC	11,830	95,793
ITV PLC (I)	82,721	94,853
J Sainsbury PLC	25,705	135,901
Johnson Matthey PLC	4,395	138,686
Kazakhmys PLC	5,270	116,882
Kingfisher PLC	54,094	231,992
Ladbrokes PLC	215	526
Land Securities Group PLC	14,137	193,301
Legal & General Group PLC	130,572	247,720
Lloyds Banking Group PLC (I)	779,419	612,439
London Stock Exchange Group PLC	2,110	35,911
Lonmin PLC, ADR	3,285	76,613
Man Group PLC	30,604	116,287
Marks & Spencer Group PLC	34,711	201,343
National Grid PLC	67,002	659,347
Next PLC	4,200	156,854
Old Mutual PLC	100,589	215,378
Pearson PLC (I)	17,221	326,209
Petrofac, Ltd.	5,495	$133,531
Pharmstandard (I)	6,380	145,464
Prudential PLC	48,505	560,550
Reckitt Benckiser Group PLC	11,791	651,020
Reed Elsevier PLC	26,202	238,291
Resolution, Ltd.	32,089	151,421
Rexam PLC	16,219	99,630
Rio Tinto PLC (I)	27,941	2,017,601
Rolls-Royce Holdings PLC (I)	35,250	364,928
Royal Bank of Scotland Group PLC (I)	362,567	224,748
RSA Insurance Group PLC (I)	82,202	177,830
SABMiller PLC	18,184	662,959
Schroders PLC (I)	1,420	35,258
Scottish & Southern Energy PLC	18,947	423,790
Segro PLC	11,542	57,821
Serco Group PLC	8,934	79,177
Severn Trent PLC	5,025	118,643
Smith & Nephew PLC	18,840	200,998
Smiths Group PLC	8,293	159,859
Standard Chartered PLC (I)	45,187	1,187,407
Standard Life PLC	50,131	169,374
Tesco PLC	154,652	998,817
The Capita Group PLC	12,986	149,130
The Sage Group PLC	29,291	135,820
The Weir Group PLC	4,214	143,865
TUI Travel PLC	6,959	25,084
Tullow Oil PLC	18,743	373,039
Unilever PLC	24,852	801,993
United Utilities Group PLC	12,980	124,712
Vedanta Resources PLC	2,400	80,732
Vodafone Group PLC	1,001,777	2,662,354
Whitbread PLC	3,714	96,271
WM Morrison Supermarket PLC	48,843	233,379
		41,251,685
United States - 0.08%
Sims Group, Ltd.	2,403	45,992
Southern Copper Corp.	264	8,678
Synthes, Inc. (S)	1,295	228,038
		282,708
TOTAL COMMON STOCKS (Cost $258,495,412)		$320,261,452

PREFERRED SECURITIES - 2.50%
Brazil - 2.06%
AES Tiete SA	3,400	55,074
Banco Bradesco SA	36,535	742,101
Banco do Estado do Rio Grande do Sul SA	4,032	46,245
Bradespar SA	4,600	116,721
Brasil Telecom SA	10,204	98,075
Braskem SA, A Shares	4,100	58,558
Centrais Eletricas Brasileiras SA	4,300	72,684
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	2,536	117,241
Cia Paranaense de Energia	1,700	45,206
Companhia de Bebidas das Americas	16,745	550,745
Companhia de Gas de Sao Paulo	600	16,839
Companhia de Transmissao de Energia
Eletrica Paulista	1,616	51,970
Companhia Energetica de Minas Gerais	9,429	191,341
Companhia Energetica de Sao Paulo	2,583	50,728
Eletropaulo Metropolitana Eletricidade de
Sao Paulo SA	1,351	29,311
Gerdau SA	17,000	177,554
Investimentos Itau SA	52,580	403,956

The accompanying notes are an integral part of the financial statements.

42

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Brazil (continued)
Itau Unibanco Holding SA	45,953	$1,073,262
Klabin SA	16,000	59,462
Lojas Americanas SA	5,911	57,385
Metalurgica Gerdau SA	5,500	70,483
Petroleo Brasileiro SA	72,951	1,108,767
Suzano Papel e Celulose SA	2,375	17,181
Tam SA	1,749	37,543
Tele Norte Leste Participacoes SA	7,300	112,027
Telecomunicacoes De Sao Paulo SA	5,055	147,039
Telemar Norte Leste SA	1,600	53,209
Tim Participacoes SA	23,870	115,477
Usinas Siderurgicas de Minas Gerais SA	10,150	89,101
Vale Fertilizantes SA	6,500	98,334
Vale SA	38,500	1,101,233
		6,964,852
Germany - 0.36%
Bayerische Motoren Werke (BMW) AG	1,201	76,340
Henkel AG & Company KGaA	3,820	264,842
Porsche Automobil Holding SE	3,290	260,969
RWE AG	824	42,007
Volkswagen AG	2,749	566,775
		1,210,933
Malaysia - 0.00%
Malaysian Airline System BHD	2,300	674
South Korea - 0.08%
Hyundai Motor Company, Ltd. -2nd Preferred	560	43,301
Samsung Electronics Company, Ltd.	440	231,367
		274,668
TOTAL PREFERRED SECURITIES (Cost $4,658,811)		$8,451,127

RIGHTS - 0.01%
Banca Monte dei Paschi di Siena SpA
(Expiration Date: 07/08/2011, Strike Price:
EUR 0.468) (I)(L)	47,648	$3,662
Banco Popular Espanol SA (Expiration Date:
07/12/2011, Strike Price: EUR 0.043) (I)	19,082	1,384
Boryszew SA (Expiration Date: 07/01/2011,
Strike Price: PLN 0.10) (I)	11,898	3,514
CaixaBank (Expiration Date: 07/15/2011,
Strike Price: EUR 0.046) (I)	15,574	1,174
China Citic Bank Corp., Ltd. (Expiration Date:
07/05/2011; Strike Price: CNY 3.33) (I)	25,400	2,742
JBS SA (Expiration Date: 07/5/2011; Strike
Price: BRL 7.04) (I)	3,085	20
Zardoya Otis SA (Expiration
Date: 07/06/2011) (I)(N)	3,940	2,988
TOTAL RIGHTS (Cost $16,417)		$15,484

WARRANTS - 0.00%
Golden Agri-Resources, Ltd. (Expiration Date:
07/23/2012, Strike Price: SGD 0.54) (I)	12,210	1,590
Kinross Gold Corp. (Expiration Date:
09/17/2014, Strike Price: $21.30) (I)	605	1,537
UBI Banca SCPA (Expiration Date:
07/06/2011, Strike Price: EUR 12.30) (I)	22,878	3
TOTAL WARRANTS (Cost $2,883)		$3,130
SECURITIES LENDING COLLATERAL - 4.48%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	1,513,513	$15,147,089
TOTAL SECURITIES LENDING COLLATERAL (Cost $15,147,001)		$15,147,089

SHORT-TERM INVESTMENTS - 0.76%
Money Market Funds - 0.76%
AIM Short-Term Investment Trust, STIC
Prime Portfolio, 0.0219% (Y)	$2,575,331	$2,575,331
TOTAL SHORT-TERM INVESTMENTS (Cost $2,575,331)		$2,575,331
Total Investments (International Equity Index Trust B)
(Cost $280,895,855) - 102.54%		$346,453,613
Other assets and liabilities, net - (2.54%)		(8,591,563)
TOTAL NET ASSETS - 100.00%		$337,862,050

International Index Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.04%
Australia - 8.43%
AGL Energy, Ltd.	86,562	$1,362,409
Alumina, Ltd.	460,910	1,055,233
Amcor, Ltd.	231,475	1,791,259
AMP, Ltd.	531,992	2,801,518
Asciano Group	552,661	978,248
Associated British Foods PLC (I)	67,296	1,169,764
Australia & New Zealand Banking Group, Ltd.	490,352	11,580,421
Australian Stock Exchange, Ltd.	33,086	1,082,181
Bendigo and Adelaide Bank, Ltd.	68,909	656,520
BHP Billiton, Ltd.	606,591	28,669,487
BlueScope Steel, Ltd.	347,947	451,753
Boral, Ltd.	136,842	648,503
Brambles, Ltd.	274,005	2,128,723
Caltex Australia, Ltd.	25,506	322,734
CFS Gandel Retail Trust	348,715	680,424
Coca-Cola Amatil, Ltd.	107,101	1,314,162
Cochlear, Ltd.	10,713	826,946
Commonwealth Bank of Australia	292,573	16,466,569
Computershare, Ltd.	83,965	799,315
Crown, Ltd.	85,471	820,660
CSL, Ltd.	102,289	3,625,635
Dexus Property Group	914,169	865,026
Echo Entertainment Group, Ltd. (I)	129,386	570,357
Fortescue Metals Group, Ltd.	235,189	1,613,196
Foster’s Group, Ltd.	365,570	2,023,766
Goodman Group	1,302,066	985,388
GPT Group	332,998	1,131,303
Harvey Norman Holding, Ltd.	100,788	269,755
Iluka Resources, Ltd.	79,088	1,434,762
Incitec Pivot, Ltd.	307,660	1,282,110
John Fairfax Holdings, Ltd. (L)	422,083	445,813
Leighton Holdings, Ltd. (L)	28,546	640,986
Lend Lease Corp.	101,496	981,007
Lynas Corp., Ltd. (I)	319,298	628,835
MacArthur Coal, Ltd.	31,116	367,831
Macquarie Airports, Ltd.	70,607	253,922
Macquarie Group, Ltd.	65,507	2,205,777
Metcash, Ltd.	145,239	647,280
Mirvac Group	645,280	867,522
National Australia Bank, Ltd.	409,790	11,306,232

The accompanying notes are an integral part of the financial statements.

43

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Newcrest Mining, Ltd.	144,527	$5,866,431
NRMA Insurance Group, Ltd.	392,674	1,437,099
OneSteel, Ltd.	252,134	502,502
Orica, Ltd.	68,609	1,989,735
Origin Energy, Ltd.	200,637	3,411,831
Oxiana, Ltd. (I)	61,502	878,190
Paladin Resources, Ltd. (I)	124,874	339,947
Qantas Airways, Ltd. (I)	210,253	416,766
QBE Insurance Group, Ltd.	198,662	3,688,166
QR National, Ltd. (I)	322,652	1,172,200
Ramsay Health Care, Ltd.	24,812	485,005
Rio Tinto, Ltd.	82,307	7,358,769
Santos, Ltd.	165,376	2,409,780
Sonic Healthcare, Ltd.	69,705	961,666
SP Ausnet	264,035	267,726
Stockland	450,151	1,649,977
Suncorp-Metway, Ltd.	242,026	2,119,818
TABCORP Holdings, Ltd.	129,386	458,312
Tattersall’s, Ltd.	245,816	634,275
Telstra Corp., Ltd.	822,589	2,554,321
Toll Holdings, Ltd.	126,797	662,308
Transurban Group, Ltd.	245,386	1,381,674
Wesfarmers, Ltd.	189,858	6,506,482
Wesfarmers, Ltd. (Price Protected Shares)	28,695	995,118
Westfield Group	414,319	3,860,940
Westfield Retail Trust	547,899	1,594,961
Westpac Banking Corp.	568,295	13,632,355
Woodside Petroleum, Ltd.	117,885	5,200,127
Woolworths, Ltd.	229,094	6,831,503
WorleyParsons, Ltd.	36,411	1,105,559
		188,126,875
Austria - 0.33%
Erste Group Bank AG	35,711	1,870,523
Immoeast AG (I)	77,994	0
IMMOFINANZ AG (I)(L)	177,501	756,543
Oesterreichische Elektrizitaets AG, Class A	12,860	560,626
OMV AG	28,331	1,237,831
Raiffeisen Bank International AG (L)	9,268	477,011
Telekom Austria AG	62,748	800,382
Voestalpine AG (L)	20,754	1,145,635
Wiener Staedtische Allgemeine
Versicherung AG	7,252	398,616
		7,247,167
Belgium - 0.95%
Ageas	417,966	1,133,400
Anheuser-Busch InBev NV	151,593	8,790,136
Bekaert SA (I)	7,352	559,666
Belgacom SA	28,735	1,026,587
Colruyt SA	14,329	716,681
Compagnie Nationale a Portefeuille, ADR (I)	5,038	357,037
Delhaize Group SA	19,183	1,438,241
Dexia SA (I)(L)	110,973	345,291
Groupe Bruxelles Lambert SA	15,241	1,354,817
KBC Bancassurance Holding NV	30,422	1,195,008
Mobistar SA	5,669	430,453
Solvay SA	11,200	1,730,578
UCB SA	19,050	855,998
Umicore SA	21,534	1,173,719
		21,107,612
Bermuda - 0.09%
Seadrill, Ltd.	58,614	2,063,265
China - 0.03%
Foxconn International Holdings, Ltd. (I)	408,000	$180,790
Yangzijiang Shipbuilding Holdings, Ltd.	362,000	432,267
		613,057
Cyprus - 0.02%
Bank of Cyprus PCL	160,601	473,930
Denmark - 1.03%
A P Moller Maersk A/S	104	860,664
A P Moller Maersk A/S, Series A	249	2,148,445
Carlsberg A/S	20,205	2,198,581
Coloplast A/S	4,301	653,878
Danske Bank A/S (I)	123,187	2,287,803
DSV A/S, ADR	39,505	947,947
Novo Nordisk A/S	79,074	9,913,765
Novozymes A/S, B Shares	8,710	1,417,087
Pandora A/S (L)	11,107	351,145
TDC A/S (I)	70,128	640,941
TrygVesta A/S	4,862	280,326
Vestas Wind Systems A/S (I)	38,475	894,461
William Demant Holdings A/S (I)	4,429	399,628
		22,994,671
Finland - 0.95%
Elisa OYJ, Class A (L)	26,704	574,817
Fortum OYJ	83,893	2,429,612
Kesko OYJ	12,638	588,252
Kone OYJ	29,409	1,846,556
Metso OYJ	24,139	1,371,025
Neste Oil OYJ (L)	24,304	381,009
Nokia OYJ	707,359	4,568,553
Nokian Renkaat OYJ	20,687	1,036,945
Orion OYJ, Series B	17,661	455,120
Outokumpu OYJ (L)	24,287	321,486
Pohjola Bank OYJ	26,238	339,295
Rautaruukki OYJ	15,906	359,375
Sampo OYJ	79,342	2,561,750
Sanoma OYJ (L)	15,373	284,916
Stora Enso OYJ, Series R (L)	109,888	1,152,942
UPM-Kymmene OYJ	98,210	1,795,917
Wartsila OYJ	31,667	1,068,506
		21,136,076
France - 9.68%
Accor SA (L)	27,858	1,247,334
Aeroports de Paris	6,543	615,443
Air France KLM (I)	25,610	393,144
Air Liquide SA	53,673	7,693,578
Alcatel-Lucent (I)	437,905	2,528,086
Alstom SA (L)	38,912	2,396,466
Arkema SA	10,455	1,076,311
Atos Origin SA	9,245	522,403
AXA SA	328,677	7,462,285
BioMerieux SA	1	116
BNP Paribas SA	181,127	13,969,504
Bouygues SA	44,919	1,974,823
Bureau Veritas SA	10,302	870,113
Cap Gemini SA	27,952	1,637,702
Carrefour SA (L)	109,068	4,479,499
Casino Guichard Perrachon SA	10,471	987,033
Christian Dior SA	10,297	1,620,233
Cie de Saint-Gobain	75,199	4,870,004
Cie Generale d’Optique
Essilor International SA	37,980	3,080,556
Cie Generale de Geophysique-Veritas (I)	27,187	1,001,497
Cie Generale des Etablissements Michelin	33,359	3,262,662

The accompanying notes are an integral part of the financial statements.

44

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
CNP Assurances SA	28,062	$611,866
Credit Agricole SA (L)	181,445	2,728,885
Danone SA	110,143	8,218,251
Dassault Systemes SA	11,184	952,233
Edenred	29,867	910,776
EDF SA	45,396	1,782,136
Eiffage SA	7,677	508,013
Eramet	1,008	333,869
Eurazeo	5,481	400,246
Eutelsat Communications SA	18,707	841,412
Fonciere Des Regions	5,187	549,501
France Telecom SA (L)	350,206	7,450,049
GDF Suez	233,774	8,555,396
Gecina SA	4,140	578,374
Groupe Eurotunnel SA	99,297	1,110,261
ICADE	4,411	543,922
Iliad SA (L)	3,609	484,279
Imerys SA	6,416	451,821
JCDecaux SA (I)	12,598	403,571
Klepierre SA	19,701	812,989
L’Oreal SA	45,273	5,880,249
Lafarge SA (L)	37,873	2,413,572
Lagardere SCA	22,294	941,978
Legrand SA, ADR	37,280	1,570,062
LVMH Moet Hennessy Louis Vuitton	46,337	8,339,622
M6-Metropole Television SA	10,964	253,687
Natixis (L)	164,792	826,904
Neopost SA	6,093	523,449
Pernod-Ricard SA (L)	37,432	3,689,758
Peugeot SA	28,737	1,286,555
PPR	14,373	2,559,682
Publicis Groupe SA (L)	23,529	1,313,463
Renault SA	36,308	2,149,641
Safran SA	31,508	1,345,706
Sanofi	210,484	16,917,447
Schneider Electric SA	46,232	7,724,070
SCOR SE	31,920	906,990
Societe BIC SA	5,446	526,310
Societe Generale	119,840	7,103,100
Societe Television Francaise	22,281	405,630
Sodexo	17,807	1,395,214
Suez Environnement SA	50,872	1,013,916
Technip SA	18,588	1,991,121
Thales SA	18,804	810,773
Total SA	399,430	23,101,463
Unibail-Rodamco SE	17,329	4,004,654
Vallourec SA (L)	21,164	2,577,180
Veolia Environnement SA	66,014	1,859,954
Vinci SA (L)	83,951	5,377,721
Vivendi SA	233,712	6,499,196
Wendel SA	6,200	761,902
		215,987,611
Germany - 8.23%
Adidas AG	39,518	3,134,565
Allianz SE	85,735	11,978,656
Axel Springer AG	7,476	369,239
BASF SE	173,487	16,977,491
Bayer AG	156,198	12,557,703
Bayerische Motoren Werke (BMW) AG	62,538	6,231,686
Beiersdorf AG	19,041	1,235,611
Brenntag AG	6,323	734,981
Celesio AG	16,068	320,368
Commerzbank AG (I)	675,918	2,906,520
Continental AG (I)	15,111	1,586,568
Daimler AG	171,092	$12,876,535
Deutsche Bank AG	175,568	10,374,032
Deutsche Boerse AG	36,834	2,795,457
Deutsche Lufthansa AG	43,251	941,998
Deutsche Post AG	159,858	3,069,862
Deutsche Telekom AG	530,546	8,321,663
E.ON AG	340,163	9,656,538
Fraport AG, ADR	6,941	558,111
Fresenius Medical Care AG	37,107	2,774,333
Fresenius SE & Company KGaA	21,479	2,241,859
GEA Group AG	32,985	1,179,507
Hannover Rueckversicherung AG	11,395	594,367
HeidelbergCement AG	26,562	1,693,262
Henkel AG & Company, KGaA	24,546	1,406,821
Hochtief AG	8,000	667,878
Infineon Technologies AG	205,272	2,303,387
K&S AG	32,537	2,500,611
Kabel Deutschland Holding AG (I)	13,598	836,069
Lanxess AG	15,717	1,288,517
Linde AG	31,936	5,599,225
MAN SE (L)	19,971	2,660,902
Merck KGaA	12,206	1,326,415
Metro AG	24,488	1,482,413
Muenchener Rueckversicherungs AG	35,599	5,434,728
RWE AG	79,088	4,377,091
Salzgitter AG	7,378	562,604
SAP AG	173,795	10,511,489
Siemens AG	155,411	21,338,686
Suedzucker AG	12,522	444,968
ThyssenKrupp AG	63,166	3,276,754
TUI AG (I)(L)	28,519	309,133
United Internet AG (L)	21,253	446,718
Volkswagen AG	5,573	1,023,913
Wacker Chemie AG	2,956	639,119
		183,548,353
Greece - 0.20%
Alpha Bank AE (I)	96,276	486,538
Coca Cola Hellenic Bottling Company SA (I)	34,578	926,623
EFG Eurobank Ergasias SA (I)	61,278	288,339
Hellenic Telecommunications Organization SA	46,476	435,686
National Bank of Greece SA (I)	180,595	1,297,550
OPAP SA	42,178	659,030
Public Power Corp. SA	22,000	315,671
		4,409,437
Hong Kong - 2.61%
AIA Group, Ltd. (I)	1,478,600	5,155,641
ASM Pacific Technology, Ltd.	37,400	517,059
Bank of East Asia, Ltd.	289,200	1,192,000
BOC Hong Kong Holdings, Ltd.	699,172	2,030,166
Cathay Pacific Airways, Ltd.	223,218	519,176
Cheung Kong Holdings, Ltd.	262,000	3,853,035
Cheung Kong Infrastructure Holdings, Ltd.	85,228	442,806
CLP Holdings, Ltd.	363,500	3,226,884
Esprit Holdings, Ltd.	231,379	720,758
Galaxy Entertainment Group, Ltd. (I)	234,000	504,752
Hang Lung Group, Ltd.	166,000	1,060,157
Hang Lung Properties, Ltd.	464,674	1,930,703
Hang Seng Bank, Ltd.	144,481	2,310,708
Henderson Land Development Company, Ltd.	205,489	1,333,510
Hong Kong & China Gas Company, Ltd.	895,303	2,037,226
Hong Kong Exchanges & Clearing, Ltd.	193,500	4,076,167
Hopewell Holdings, Ltd.	107,500	341,910
Hutchison Whampoa, Ltd.	403,000	4,369,321

The accompanying notes are an integral part of the financial statements.

45

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Hysan Development Company, Ltd.	119,000	$591,426
Kerry Properties, Ltd.	135,703	657,592
Li & Fung, Ltd.	1,068,000	2,147,989
Lifestyle International Holdings, Ltd.	111,500	330,156
MTR Corp., Ltd.	272,733	969,978
New World Development Company, Ltd.	449,815	683,278
Noble Group, Ltd.	718,818	1,157,272
NWS Holdings, Ltd.	251,000	336,328
Orient Overseas International, Ltd.	41,500	269,609
PCCW, Ltd.	758,000	328,386
Power Assets Holdings, Ltd.	261,918	1,975,577
Shangri-La Asia, Ltd.	266,000	656,489
Sino Land Company, Ltd.	496,316	805,034
SJM Holdings, Ltd.	310,000	740,880
Sun Hung Kai Properties, Ltd.	267,000	3,886,292
Swire Pacific, Ltd.	136,837	2,021,263
The Link REIT	421,747	1,442,619
Wharf Holdings, Ltd.	286,373	2,000,432
Wheelock and Company, Ltd.	173,000	702,195
Wing Hang Bank, Ltd.	33,564	368,221
Yue Yuen Industrial Holdings, Ltd.	139,933	446,355
		58,139,350
Ireland - 0.66%
CRH PLC	133,947	2,966,162
Elan Corp. PLC (I)	94,274	1,080,310
Elan Corp. PLC - European
Composite Exchange (I)	79	916
Experian PLC	188,787	2,404,365
James Hardie Industries, Ltd. (I)	82,733	523,565
Kerry Group PLC	26,523	1,096,731
Ryanair Holdings PLC, ADR (L)	12,022	352,725
Shire PLC	106,197	3,315,226
WPP PLC	238,574	2,986,813
		14,726,813
Israel - 0.69%
Bank Hapoalim, Ltd.	200,299	1,000,772
Bank Leumi Le-Israel, Ltd.	222,649	1,051,987
Bezek Israeli Telecommunications Corp., Ltd.	329,423	833,702
Cellcom Israel, Ltd.	10,334	287,691
Delek Group, Ltd.	860	193,515
Elbit Systems, Ltd.	4,454	211,876
Israel Chemicals, Ltd.	83,918	1,339,502
Israel Corp., Ltd.	436	477,113
Israel Discount Bank, Ltd. (I)	149,302	294,697
Makhteshim-Agan Industries, Ltd. (I)	43,589	243,743
Mizrahi Tefahot Bank, Ltd.	23,339	248,205
Nice Systems, Ltd. (I)	11,401	413,471
Partner Communications Company, Ltd.	16,174	242,664
Teva Pharmaceutical Industries, Ltd.	177,487	8,556,719
		15,395,657
Italy - 2.58%
A2A SpA	208,082	323,946
Assicurazioni Generali SpA	220,548	4,651,011
Autogrill SpA	21,733	285,478
Autostrade SpA	59,526	1,267,251
Banca Carige SpA (L)	122,086	276,649
Banca Intesa SpA	176,964	381,750
Banca Monte dei Paschi di Siena SpA (L)	471,284	357,128
Banche Popolari Unite SpA	108,635	611,606
Banco Popolare Societa Cooperativa	333,096	767,034
Beni Stabili SpA	52	53
BGP Holdings PLC (I)	1,690,087	2
Enel Green Power SpA	330,605	911,901
Enel SpA	1,243,299	$8,120,972
Eni SpA	453,928	10,761,036
Exor SpA	12,112	378,332
Fiat Industrial SpA (I)	144,413	1,866,936
Fiat SpA	144,419	1,585,525
Finmeccanica SpA	76,451	925,214
Intesa Sanpaolo SpA	1,903,112	5,061,115
Luxottica Group SpA	22,073	707,569
Mediaset SpA	133,874	629,421
Mediobanca SpA	97,603	988,718
Parmalat SpA	229,473	863,218
Pirelli & Company SpA	44,938	485,578
Prysmian SpA	38,535	775,115
Saipem SpA	50,009	2,581,891
Snam Rete Gas SpA	303,524	1,796,868
Telecom Italia SpA	1,772,769	2,466,772
Telecom Italia SpA	1,138,300	1,324,750
Terna Rete Elettrica Nazionale SpA	227,177	1,055,671
UniCredit SpA	2,548,211	5,389,798
		57,598,308
Japan - 19.68%
ABC-MART, Inc.	5,000	202,935
Advantest Corp.	28,300	520,373
AEON Company, Ltd.	113,400	1,368,684
AEON Credit Service Company, Ltd.	14,900	203,425
Aeon Mall Company, Ltd.	13,700	332,521
Air Water, Inc.	28,000	337,457
Aisin Seiki Company, Ltd.	36,200	1,401,746
Ajinomoto Company, Inc.	126,000	1,498,345
Alfresa Holdings Corp.	7,376	287,096
All Nippon Airways Company, Ltd.	157,000	513,268
Amada Company, Ltd.	67,000	515,421
Aozora Bank, Ltd.	109,000	252,721
Asahi Breweries, Ltd.	73,100	1,472,938
Asahi Glass Company, Ltd.	191,000	2,230,224
Asahi Kasei Corp.	238,000	1,607,071
Asics Corp.	28,000	418,140
Astellas Pharma, Inc.	84,000	3,248,046
Bank of Kyoto, Ltd.	61,000	561,868
Benesse Holdings, Inc.	13,100	563,761
Bridgestone Corp.	122,900	2,828,493
Brother Industries, Ltd.	44,600	659,131
Canon, Inc. (L)	214,100	10,209,751
Casio Computer Company, Ltd.	44,800	315,422
Central Japan Railway Company, Ltd.	284	2,232,197
Chiba Bank, Ltd.	144,000	902,801
Chiyoda Corp.	30,000	345,245
Chubu Electric Power Company, Inc.	129,700	2,538,324
Chugai Pharmaceutical Company, Ltd. (L)	42,300	693,994
Chugoku Bank, Ltd.	33,000	408,037
Chugoku Electric Power Company, Inc.	56,200	974,925
Chuo Mitsui Trust Holdings, Inc.	588,000	2,051,311
Citizen Watch Company, Ltd.	49,600	296,613
Coca-Cola West Japan Company, Ltd.	11,523	220,942
Cosmo Oil Company, Ltd.	112,000	318,283
Credit Saison Company, Ltd.	28,000	471,346
Dai Nippon Printing Company, Ltd.	106,000	1,194,835
Daicel Chemical Industries, Ltd.	55,466	367,350
Daido Steel Company, Ltd.	53,000	354,787
Daihatsu Motor Company, Ltd.	36,000	613,504
Daiichi Sankyo Company, Ltd.	127,200	2,488,013
Daikin Industries, Ltd.	44,300	1,569,993
Dainippon Sumitomo Pharma Company, Ltd.	30,300	288,175
Daito Trust Construction Company, Ltd.	13,700	1,163,511

The accompanying notes are an integral part of the financial statements.

46

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Daiwa House Industry Company, Ltd.	91,000	$1,145,723
Daiwa Securities Group, Inc.	314,000	1,383,326
Dena Company, Ltd.	18,500	797,852
Denki Kagaku Kogyo Kabushiki Kaisha	91,000	438,349
Denso Corp.	91,800	3,408,412
Dentsu, Inc.	34,200	1,010,703
East Japan Railway Company	64,200	3,689,194
Eisai Company, Ltd. (L)	47,600	1,859,100
Electric Power Development Company, Ltd.	22,000	594,214
Elpida Memory, Inc. (I)	36,200	426,170
FamilyMart Company, Ltd.	12,000	441,094
FANUC Corp.	36,200	6,036,410
Fast Retailing Company, Ltd.	10,000	1,619,169
Fuji Electric Company, Ltd.	106,000	331,365
Fuji Heavy Industries, Ltd.	111,000	862,466
FUJIFILM Holdings Corp.	87,500	2,727,348
Fujitsu, Ltd.	352,000	2,011,817
Fukuoka Financial Group, Inc.	146,000	610,528
Furukawa Electric Company, Ltd.	119,638	499,341
Gree, Inc.	17,300	379,122
GS Yuasa Corp.	66,000	440,947
Gunma Bank	73,000	385,900
Hakuhodo DY Holdings, Inc.	4,400	235,289
Hamamatsu Photonics KK	12,700	549,191
Hino Motors, Ltd.	49,000	286,001
Hirose Electric Company, Ltd.	6,000	615,024
Hisamitsu Pharmaceutical Company, Inc.	11,700	498,851
Hitachi Chemical, Ltd.	19,800	394,015
Hitachi Construction
Machinery Company, Ltd. (L)	20,300	453,953
Hitachi High-Technologies Corp.	11,700	256,975
Hitachi Metals, Ltd.	31,000	438,269
Hitachi, Ltd.	853,000	5,042,318
Hokkaido Electric Power Company, Inc.	34,700	578,110
Hokuhoku Financial Group, Inc.	238,000	472,517
Hokuriku Electric Power Company	33,400	638,770
Honda Motor Company, Ltd.	307,900	11,867,571
Hoya Corp.	82,200	1,821,965
Ibiden Company, Ltd.	22,800	713,102
Idemitsu Kosan Company, Ltd.	4,200	448,599
Inpex Corp.	414	3,056,450
Isetan Mitsukoshi Holdings, Ltd.	70,800	693,227
Ishikawajima-Harima Heavy
Industries Company, Ltd.	249,000	644,662
Isuzu Motors, Ltd.	224,000	1,061,498
ITO EN, Ltd.	294	5,214
ITOCHU Corp.	284,400	2,958,380
Itochu Techno-Science Corp.	5,500	195,706
Iyo Bank, Ltd.	46,000	423,697
J Front Retailing Company, Ltd.	91,000	402,438
Japan Petroleum Exploration Company, Ltd.	5,400	253,918
Japan Prime Realty Investment Corp.	128	339,800
Japan Real Estate Investment Corp.	88	864,444
Japan Retail Fund Investment Corp.	304	469,263
Japan Tobacco, Inc.	850	3,280,345
JFE Holdings, Inc.	87,000	2,393,948
JGC Corp.	39,000	1,068,074
Joyo Bank, Ltd.	123,000	517,472
JS Group Corp.	50,300	1,296,169
JSR Corp.	33,800	655,786
Jupiter Telecommunications Company, Ltd.	328	366,777
JX Holdings, Inc.	424,200	2,864,558
Kajima Corp.	160,000	459,175
Kamigumi Company, Ltd.	47,000	439,555
Kaneka Corp.	53,171	350,018
Kansai Electric Power Company, Ltd.	141,800	$2,830,213
Kansai Paint Company, Ltd.	41,000	374,019
Kao Corp.	102,000	2,680,643
Kawasaki Heavy Industries, Ltd.	268,000	1,068,974
Kawasaki Kisen Kaisha, Ltd.	137,000	479,255
KDDI Corp.	551	3,964,501
Keihin Electric Express
Railway Company, Ltd. (L)	89,000	644,419
Keio Corp.	109,000	601,279
Keisei Electric Railway Company, Ltd.	52,000	307,909
Keyence Corp.	7,800	2,212,161
Kikkoman Corp.	30,000	315,765
Kinden Corp.	25,409	217,263
Kintetsu Corp. (L)	307,000	985,304
Kirin Holdings Company, Ltd.	155,000	2,167,085
Kobe Steel, Ltd.	471,000	1,071,611
Koito Manufacturing Company, Ltd.	18,000	314,887
Komatsu, Ltd.	179,200	5,575,491
Konami Corp.	17,600	417,585
Konica Minolta Holdings, Inc.	90,500	755,108
Koyo Seiko Company, Ltd.	42,000	617,067
Kubota Corp.	219,000	1,949,950
Kuraray Company, Ltd.	65,100	955,521
Kurita Water Industries, Ltd.	21,300	635,966
Kyocera Corp.	28,900	2,939,953
Kyowa Hakko Kogyo Company, Ltd.	49,000	467,395
Kyushu Electric Power Company, Inc.	76,100	1,372,218
Lawson, Inc.	11,400	598,730
Mabuchi Motor Company, Ltd.	4,700	237,480
Makita Corp.	21,200	984,952
Marubeni Corp.	312,000	2,073,609
Marui Company, Ltd.	42,300	320,677
Maruichi Steel Tube, Ltd.	8,900	220,468
Matsushita Electric Industrial Company, Ltd.	417,000	5,095,582
Mazda Motor Corp.	286,000	754,329
McDonald’s Holdings Company, Ltd. (L)	12,600	320,778
Mediceo Holdings Company, Ltd.	27,810	245,734
MEIJI Holdings Company, Ltd.	13,000	547,833
Minebea Company, Ltd.	64,000	341,102
Miraca Holdings, Inc.	10,500	425,989
Mitsubishi Chemical Holdings Corp.	256,000	1,816,006
Mitsubishi Corp.	256,400	6,424,087
Mitsubishi Electric Corp.	365,000	4,238,987
Mitsubishi Estate Company, Ltd.	236,000	4,142,942
Mitsubishi Gas & Chemicals Company, Inc.	73,171	536,883
Mitsubishi Heavy Industries, Ltd.	573,000	2,699,915
Mitsubishi Logistics Corp.	22,057	247,692
Mitsubishi Materials Corp.	211,000	664,943
Mitsubishi Motors Corp. (I)	732,000	895,928
Mitsubishi Tanabe Pharma Corp.	42,400	711,397
Mitsubishi UFJ Financial Group	2,405,600	11,711,119
Mitsubishi UFJ Lease &
Finance Company, Ltd.	11,040	426,987
Mitsui & Company, Ltd.	328,200	5,675,595
Mitsui Chemicals, Inc.	154,000	562,569
Mitsui Engineering &
Shipbuilding Company, Ltd.	133,000	291,100
Mitsui Fudosan Company, Ltd.	158,000	2,723,999
Mitsui O.S.K. Lines, Ltd.	216,000	1,162,378
Mizuho Financial Group, Inc.	3,874,900	6,388,213
Mizuho Trust & Banking Company, Ltd.	286,000	253,671
MS&AD Insurance Group Holdings	107,700	2,526,196
Murata Manufacturing Company, Ltd.	38,300	2,558,486
Nabtesco Corp.	18,000	436,421
Namco Bandai Holdings, Inc.	37,800	455,033

The accompanying notes are an integral part of the financial statements.

47

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
NEC Corp.	492,000	$1,126,493
NGK INSULATORS, Ltd.	48,000	894,917
NGK Spark Plug Company, Ltd.	30,000	414,284
NHK Spring Company, Ltd.	28,000	286,557
Nidec Corp.	20,600	1,922,923
Nikon Corp.	64,400	1,519,478
Nintendo Company, Ltd.	18,700	3,521,599
Nippon Building Fund, Inc.	104	1,015,056
Nippon Electric Glass Company, Ltd.	75,000	960,776
Nippon Express Company, Ltd.	161,000	652,830
Nippon Meat Packers, Inc.	32,762	469,754
Nippon Paper Group, Inc.	18,700	415,964
Nippon Sheet Glass Company, Ltd.	171,000	530,895
Nippon Steel Corp.	964,000	3,128,400
Nippon Telegraph & Telephone Corp.	90,300	4,390,878
Nippon Yusen Kabushiki Kaisha	289,000	1,076,002
Nishi-Nippon City Bank, Ltd.	128,000	378,973
Nissan Motor Company, Ltd.	469,600	4,929,517
Nisshin Seifun Group, Inc.	35,500	443,547
Nisshin Steel Company	132,000	252,242
Nissin Food Products Company, Ltd.	11,100	403,964
Nitori Holdings Company, Ltd.	7,000	665,177
Nitto Denko Corp.	31,200	1,584,829
NKSJ Holdings, Inc.	282,000	1,860,594
NOK Corp.	19,700	337,102
Nomura Holdings, Inc.	667,300	3,301,545
Nomura Real Estate Holdings, Inc.	18,000	300,506
Nomura Real Estate Office Fund, Inc.	52	345,439
Nomura Research Institute, Ltd.	19,100	418,057
NSK, Ltd.	83,285	830,599
NTN Corp.	91,000	517,831
NTT Data Corp.	238	790,924
NTT DoCoMo, Inc.	2,895	5,164,515
NTT Urban Development Corp.	218	187,428
Obayashi Corp.	123,000	536,378
Odakyu Electric Railway Company, Ltd. (L)	118,000	937,193
Oji Paper Company, Ltd.	161,000	771,661
Olympus Corp.	41,000	1,381,885
Omron Corp.	38,400	1,067,329
Ono Pharmaceutical Company, Ltd.	16,000	854,109
Oracle Corp. Japan	7,200	313,746
Oriental Land Company, Ltd.	9,400	796,821
ORIX Corp.	19,780	1,924,197
Osaka Gas Company, Ltd.	367,000	1,393,996
Otsuka Corp.	3,000	186,978
Otsuka Holdings Company, Ltd.	47,400	1,256,555
Rakuten, Inc.	1,369	1,418,856
Resona Holdings, Inc.	356,300	1,677,897
Ricoh Company, Ltd. (L)	127,000	1,408,998
Rinnai Corp.	6,100	441,240
Rohm Company, Ltd.	18,500	1,059,988
Sankyo Company, Ltd.	10,100	521,994
Santen Pharmaceutical Company, Ltd.	14,000	569,107
SBI Holdings, Inc.	3,768	349,640
Secom Company, Ltd.	39,700	1,906,569
Sega Sammy Holdings, Inc.	40,200	778,613
Seiko Epson Corp.	24,622	426,667
Sekisui Chemical Company, Ltd.	82,000	699,980
Sekisui House, Ltd.	109,000	1,013,624
Seven & I Holdings Company, Ltd.	142,300	3,828,138
Seven Bank, Ltd.	104	208,027
Sharp Corp.	189,000	1,723,765
Shikoku Electric Power Company, Inc.	35,200	799,556
Shimadzu Corp.	45,000	412,461
Shimamura Company, Ltd.	4,200	401,630
Shimano, Inc.	14,200	$780,821
Shimizu Corp.	112,000	465,993
Shin-Etsu Chemical Company, Ltd.	77,500	4,157,041
Shinko Securities Company, Ltd.	108,000	260,252
Shinsei Bank, Ltd.	261,000	259,576
Shionogi & Company, Ltd.	56,400	923,946
Shiseido Company, Ltd.	68,000	1,271,715
Shizuoka Bank, Ltd.	113,000	1,039,008
Showa Denko KK	283,161	587,840
Showa Shell Sekiyu KK (L)	35,755	331,806
SMC Corp.	10,200	1,837,707
Softbank Corp.	163,600	6,196,310
Sojitz Corp.	237,500	445,553
Sony Corp.	189,800	5,023,928
Sony Financial Holdings, Inc.	33,000	596,700
Square Enix Company, Ltd.	12,000	216,418
Stanley Electric Company, Ltd.	27,500	481,151
Sumco Corp.	22,000	371,561
Sumitomo Chemical Company, Ltd.	297,000	1,483,382
Sumitomo Corp.	212,600	2,897,752
Sumitomo Electric Industries, Ltd.	142,500	2,079,521
Sumitomo Heavy Industries, Ltd.	103,990	724,606
Sumitomo Metal Industries, Ltd.	635,000	1,428,223
Sumitomo Metal Mining Company, Ltd.	99,000	1,625,180
Sumitomo Mitsui Financial Group	253,700	7,807,858
Sumitomo Realty &
Development Company, Ltd.	67,000	1,497,925
Sumitomo Rubber Industries, Inc.	32,400	392,293
Suruga Bank, Ltd.	34,000	295,479
Suzuken Company, Ltd.	13,300	307,358
Suzuki Motor Corp.	63,600	1,433,247
Sysmex Corp.	13,600	511,552
T&D Holdings, Inc.	54,700	1,299,443
Taisei Corp.	194,000	444,706
Taisho Pharmaceuticals Company, Ltd.	23,000	518,535
Taiyo Nippon Sanso Corp.	49,000	390,948
Takashimaya Company, Ltd.	49,819	343,608
Takeda Pharmaceutical Company, Ltd.	149,200	6,900,642
TDK Corp.	23,300	1,283,133
Teijin, Ltd.	177,000	781,036
Terumo Corp.	31,900	1,723,822
The Bank of Yokohama, Ltd.	231,000	1,155,154
The Dai-ichi Life Insurance Company, Ltd.	1,700	2,380,289
The Hachijuni Bank, Ltd.	80,000	449,718
The Hiroshima Bank, Ltd.	95,000	414,554
The Japan Steel Works, Ltd.	60,000	412,829
The Tokyo Electric Power Company, Inc. (I)	273,200	1,122,175
THK Company, Ltd.	22,800	580,383
Tobu Railway Company, Ltd.	188,000	792,097
Toho Company, Ltd.	21,433	356,607
Toho Gas Company, Ltd.	78,000	422,492
Tohoku Electric Power Company, Inc.	85,500	1,233,595
Tokio Marine Holdings, Inc.	136,800	3,843,286
Tokyo Electron, Ltd.	32,400	1,767,535
Tokyo Gas Company, Ltd.	482,000	2,180,402
Tokyu Corp.	215,000	894,866
Tokyu Land Corp.	81,000	343,745
TonenGeneral Sekiyu KK (L)	53,000	651,681
Toppan Printing Company, Ltd.	106,000	822,000
Toray Industries, Inc.	277,000	2,050,007
Toshiba Corp.	760,000	4,022,264
Tosoh Corp.	96,228	386,771
Toto, Ltd.	56,000	435,467
Toyo Seikan Kaisha, Ltd.	28,600	480,519
Toyo Suisan Kaisha, Ltd.	17,000	401,803

The accompanying notes are an integral part of the financial statements.

48

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Toyoda Gosei Company, Ltd.	12,234	$277,418
Toyota Boshoku Corp.	12,400	205,466
Toyota Industries Corp.	33,900	1,116,719
Toyota Motor Corp.	521,000	21,935,560
Toyota Tsusho Corp.	40,100	687,253
Trend Micro, Inc.	19,900	617,828
Tsumura & Company, Ltd.	11,400	364,758
Ube Industries, Ltd.	191,000	575,284
Unicharm Corp.	21,500	939,573
Ushio, Inc.	19,900	393,576
USS Company, Ltd.	4,163	322,923
West Japan Railway Company, Ltd.	32,100	1,256,667
Yahoo! Japan Corp.	2,746	945,329
Yakult Honsha Company, Ltd.	18,257	528,587
Yamada Denki Company, Ltd.	15,520	1,266,084
Yamaguchi Financial Group, Inc.	40,000	373,527
Yamaha Corp.	29,800	338,871
Yamaha Motor Company, Ltd. (I)	52,900	971,599
Yamato Kogyo Company, Ltd.	7,900	245,679
Yamato Transport Company, Ltd.	75,100	1,179,585
Yamazaki Baking Company, Ltd.	23,000	308,225
Yaskawa Electric Corp.	41,000	459,896
Yokogawa Electric Corp.	40,814	349,994
		438,937,427
Jersey, C.I. - 0.06%
Randgold Resources, Ltd.	17,206	1,446,711
Luxembourg - 0.48%
ArcelorMittal (L)	162,156	5,642,582
Millicom International Cellular SA	14,365	1,498,767
SES SA	56,603	1,587,898
Tenaris SA	89,194	2,036,502
		10,765,749
Macau - 0.10%
Sands China, Ltd. (I)	456,000	1,236,537
Wynn Macau, Ltd.	294,000	970,532
		2,207,069
Mauritius - 0.02%
Essar Energy PLC (I)	61,543	404,108
Mexico - 0.03%
Fresnillo PLC	33,867	763,342
Netherlands - 4.46%
Aegon NV (I)	324,654	2,212,580
Akzo Nobel NV	43,759	2,760,436
ASML Holding NV	81,462	3,001,266
Corio NV	11,174	740,182
Delta Lloyd NV	19,003	451,300
European Aeronautic Defence &
Space Company	77,127	2,581,551
Fugro NV	12,887	929,225
Heineken Holding NV	21,762	1,113,630
Heineken NV	48,958	2,944,675
ING Groep NV (I)	723,470	8,924,218
Koninklijke (Royal) KPN NV	297,036	4,317,736
Koninklijke Ahold NV	225,132	3,025,218
Koninklijke Boskalis Westinster NV	13,351	631,272
Koninklijke DSM NV	29,130	1,890,609
Koninklijke Philips Electronics NV	186,254	4,780,074
Koninklijke Vopak NV	13,280	650,764
PostNL NV	64,022	543,228
QIAGEN NV (I)	44,034	844,152
Randstad Holdings NV	22,483	1,039,076
Reed Elsevier NV	129,901	1,744,510
Royal Dutch Shell PLC (London
Stock Exchange)	673,191	$23,987,324
Royal Dutch Shell PLC, B Shares	509,185	18,176,013
SBM Offshore NV	31,800	841,192
Unilever NV	307,687	10,079,840
Wolters Kluwer NV	56,413	1,250,078
		99,460,149
New Zealand - 0.12%
Auckland International Airport, Ltd.	175,190	323,605
Contact Energy, Ltd. (I)	65,912	292,903
Fletcher Building, Ltd. (New
Zealand Exchange)	128,130	916,611
Sky City Entertainment Group, Ltd.	109,123	327,889
Telecom Corp. of New Zealand, Ltd.	364,487	739,458
		2,600,466
Norway - 0.73%
Aker Solutions ASA	31,054	621,684
DnB NOR ASA	184,587	2,572,987
Gjensidige Forsikring ASA	37,794	465,755
Norsk Hydro ASA	175,860	1,346,579
Orkla ASA	145,766	1,385,154
Renewable Energy Corp. ASA (I)(L)	94,594	162,526
Statoil ASA	210,799	5,337,569
Telenor ASA	140,918	2,307,761
Yara International ASA	35,799	2,023,372
		16,223,387
Philippines - 0.02%
Ascendas Real Estate Investment Trust	334,000	555,079
Portugal - 0.24%
Banco Comercial Portugues SA (I)(L)	612,607	364,097
Banco Espirito Santo SA (L)	99,569	370,921
Cimpor-Cimentos de Portugal SA	38,224	292,076
Electricidade de Portugal SA	360,465	1,279,729
Galp Energia SGPS SA	43,696	1,042,403
Jeronimo Martins SGPS SA	41,600	799,148
Portugal Telecom SGPS SA (L)	126,999	1,257,640
		5,406,014
Singapore - 1.58%
Capitaland, Ltd.	483,000	1,148,673
CapitaMall Trust	361,000	550,592
CapitaMalls Asia, Ltd.	258,000	310,142
City Developments, Ltd.	94,000	799,126
ComfortDelGro Corp., Ltd.	355,000	421,986
Cosco Corp. Singapore, Ltd.	191,000	304,839
DBS Group Holdings, Ltd.	327,000	3,914,064
Fraser and Neave, Ltd.	173,000	816,727
Genting Singapore PLC (I)	1,150,000	1,814,687
Global Logistic Properties, Ltd. (I)	347,000	582,867
Golden Agri-Resources, Ltd.	1,261,520	701,080
Hutchison Port Holdings Trust (I)	987,000	835,409
Jardine Cycle and Carriage, Ltd.	20,000	702,935
Keppel Corp., Ltd.	268,000	2,424,937
Keppel Land, Ltd.	137,000	405,515
Neptune Orient Lines, Ltd.	172,000	215,193
Olam International, Ltd. (I)	241,000	535,932
Oversea-Chinese Banking Corp., Ltd.	473,000	3,609,453
SembCorp Industries, Ltd.	186,000	758,440
SembCorp Marine, Ltd.	157,000	680,226
Singapore Airlines, Ltd.	100,000	1,156,015
Singapore Airlines, Ltd. (Board Lot 200)	4,000	46,370
Singapore Exchange, Ltd.	162,000	994,504
Singapore Press Holdings, Ltd.	289,000	918,567

The accompanying notes are an integral part of the financial statements.

49

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Singapore Technologies Engineering, Ltd.	287,000	$705,812
Singapore Telecommunications, Ltd.	18,000	46,294
Singapore Telecommunications, Ltd. (Board
Lot 10)	1,487,000	3,829,526
StarHub, Ltd.	114,000	259,025
United Overseas Bank, Ltd.	233,000	3,743,482
UOL Group, Ltd.	88,000	357,722
Wilmar International, Ltd.	363,000	1,604,927
		35,195,067
Spain - 3.48%
Abertis Infraestructuras SA	69,794	1,559,254
Acciona SA	4,801	509,587
Acerinox SA (I)	18,832	343,273
ACS Actividades de Construccion
y Servicios SA	26,745	1,261,322
Amadeus IT Holding SA, A Shares	46,494	967,192
Banco Bilbao Vizcaya Argentaria SA	805,845	9,445,063
Banco de Sabadell SA (L)	210,082	868,293
Banco Popular Espanol SA (L)	181,848	1,023,513
Banco Santander SA (I)	1,594,238	18,395,041
Bankinter SA (L)	40,242	273,139
CaixaBank	158,814	1,107,836
EDP Renovaveis SA (I)	41,328	272,645
Enagas SA	33,823	820,171
Ferrovial SA	69,273	874,716
Fomento de Construcciones
y Contratas SA (L)	9,659	294,512
Gas Natural SDG SA	60,940	1,277,655
Gestevision Telecinco SA	30,742	267,096
Grifols SA (I)	26,159	524,900
Iberdrola Renovables SA (I)	159,572	704,878
Iberdrola SA	714,818	6,361,889
Inditex SA	41,207	3,762,894
Indra Sistemas SA	18,604	384,762
Mapfre SA	142,287	527,751
Red Electrica de Espana	20,441	1,235,193
Repsol YPF SA (L)	149,890	5,204,002
Telefonica SA	775,855	18,972,718
Zardoya Otis SA	26,407	388,899
		77,628,194
Sweden - 2.97%
Alfa Laval AB	63,775	1,374,361
Assa Abloy AB, Series B	59,077	1,587,812
Atlas Copco AB, Series A (I)	126,821	3,338,598
Atlas Copco AB, Series B (I)	73,722	1,735,604
Boliden AB	51,670	955,139
Electrolux AB	45,313	1,081,255
Getinge AB, Series B	37,804	1,014,669
Hennes & Mauritz AB, B Shares	193,126	6,655,885
Hexagon AB	47,866	1,178,838
Holmen AB, Series B	10,030	312,706
Husqvarna AB, B Shares	83,534	552,780
Industrivarden AB, C Shares	22,243	368,079
Investor AB, B Shares	86,050	1,971,694
Kinnevik Investment AB	38,851	862,678
Modern Times Group AB, B Shares	9,022	596,117
Nordea Bank AB	496,318	5,333,254
Ratos AB	36,197	694,840
Sandvik AB	190,458	3,339,535
Scania AB, Series B	60,442	1,401,919
Securitas AB, Series B	59,145	625,956
Skandinaviska Enskilda Banken AB, Series A	266,429	2,177,851
Skanska AB, Series B	75,539	1,351,960
SKF AB, B Shares	73,648	$2,130,919
SSAB AB, Series A	29,566	441,984
Svenska Cellulosa AB	108,331	1,525,389
Svenska Handelsbanken AB, Series A	92,430	2,851,123
Swedbank AB, Class A	152,892	2,567,945
Swedish Match AB	41,450	1,389,968
Tele2 AB, Series B	59,886	1,183,544
Telefonaktiebolaget LM Ericsson, B Shares	568,842	8,181,394
Teliasonera AB	408,942	2,999,993
Volvo AB, Series B	260,326	4,548,162
		66,331,951
Switzerland - 8.61%
ABB, Ltd. (I)	414,056	10,737,022
Actelion, Ltd. (I)	20,778	1,023,115
Adecco SA (I)	25,024	1,604,379
Aryzta AG	15,959	855,163
Baloise Holding AG	8,973	925,134
Cie Financiere Richemont SA	98,598	6,456,481
Credit Suisse Group AG (I)	212,846	8,272,960
GAM Holding, Ltd. (I)	39,034	640,494
Geberit AG (I)	7,354	1,742,464
Givaudan AG (I)	1,570	1,661,046
Glencore International PLC (I)	156,909	1,236,491
Holcim, Ltd. (I)	46,335	3,496,878
Julius Baer Group, Ltd. (I)	39,031	1,611,062
Kuehne & Nagel International AG	10,200	1,548,121
Lindt & Spruengli AG	169	526,659
Lindt & Spruengli AG - REG	21	765,129
Lonza Group AG (I)	9,496	743,199
Nestle SA	654,484	40,675,692
Novartis AG	440,814	27,003,148
Pargesa Holding SA, ADR	5,105	472,870
Roche Holdings AG	132,702	22,200,917
Schindler Holding AG	9,180	1,115,952
Schindler Holding AG - REG	4,070	494,264
SGS SA	1,034	1,962,961
Sika AG (I)	386	930,065
Sonova Holding AG (I)	9,281	868,749
STMicroelectronics NV	120,366	1,199,605
Straumann Holding AG	1,484	358,178
Sulzer AG	4,531	737,276
Swiss Life Holding (I)	5,757	943,878
Swiss Reinsurance Company, Ltd. (I)(L)	66,782	3,728,590
Swisscom AG	4,403	2,017,846
Syngenta AG (I)	17,868	6,031,886
The Swatch Group AG	8,206	736,948
The Swatch Group AG, BR Shares	5,824	2,938,412
Transocean, Ltd.	60,900	3,970,965
UBS AG (Swiss Exchange) (I)	687,398	12,534,775
Wolseley PLC	53,743	1,752,815
Xstrata PLC	391,985	8,644,755
Zurich Financial Services AG (I)	27,509	6,952,805
		192,119,149
United Kingdom - 17.80%
3i Group PLC	183,406	827,342
Admiral Group PLC	38,050	1,013,727
Aggreko PLC	51,852	1,605,408
AMEC PLC	62,816	1,097,752
Anglo American PLC	249,381	12,358,753
Antofagasta PLC	74,486	1,666,653
ARM Holdings PLC	254,067	2,402,856
AstraZeneca PLC	262,773	13,120,704
Autonomy Corp. PLC (I)	43,554	1,193,294

The accompanying notes are an integral part of the financial statements.

50

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Aviva PLC	532,699	$3,750,794
Babcock International Group PLC	67,755	774,184
BAE Systems PLC	644,035	3,292,342
Balfour Beatty PLC	129,669	642,065
Barclays PLC	2,186,185	8,998,792
BG Group PLC (I)	639,930	14,523,563
BHP Billiton PLC	412,174	16,155,354
BP PLC	3,550,807	26,162,332
British American Tobacco PLC	377,157	16,532,058
British Land Company PLC	158,958	1,552,710
British Sky Broadcasting Group PLC	215,199	2,922,756
BT Group PLC	1,466,248	4,755,992
Bunzl PLC	62,466	782,023
Burberry Group PLC	82,301	1,913,499
Cairn Energy PLC (I)	264,518	1,761,098
Capital Shopping Centres Group PLC	105,478	676,333
Carnival PLC	34,563	1,339,615
Centrica PLC	973,557	5,051,850
Cobham PLC	218,084	740,095
Compass Group PLC (I)	357,269	3,446,315
Diageo PLC	472,960	9,663,579
Eurasian Natural Resources Corp.	48,649	610,249
G4S PLC	266,433	1,196,507
GlaxoSmithKline PLC	979,711	20,976,264
Hammerson PLC	133,514	1,031,212
Home Retail Group PLC	153,662	403,403
HSBC Holdings PLC	3,344,521	33,179,418
ICAP PLC	106,019	804,533
Imperial Tobacco Group PLC (I)	192,354	6,395,451
Inmarsat PLC	86,999	776,608
Intercontinental Hotels Group PLC	54,819	1,121,833
International Consolidated
Airlines Group SA (I)	83,175	339,145
International Consolidated Airlines
Group SA (London) (I)	92,660	375,744
International Power PLC	288,556	1,489,918
Intertek Group PLC	30,140	954,443
Invensys PLC	152,933	790,199
Investec PLC	91,328	739,525
ITV PLC (I)	697,831	800,179
J Sainsbury PLC	229,118	1,211,334
Johnson Matthey PLC	40,552	1,279,631
Kazakhmys PLC	40,443	896,975
Kingfisher PLC	446,496	1,914,879
Land Securities Group PLC	145,535	1,989,963
Legal & General Group PLC	1,108,237	2,102,536
Lloyds Banking Group PLC (I)	7,714,919	6,062,099
London Stock Exchange Group PLC	28,172	479,466
Lonmin PLC, ADR	30,580	713,186
Man Group PLC	354,984	1,348,841
Marks & Spencer Group PLC	299,335	1,736,312
National Grid PLC	662,606	6,520,510
Next PLC	34,021	1,270,559
Old Mutual PLC	1,030,543	2,206,563
Pearson PLC (I)	153,589	2,909,364
Petrofac, Ltd.	48,976	1,190,138
Prudential PLC	480,825	5,556,671
Reckitt Benckiser Group PLC	116,581	6,436,821
Reed Elsevier PLC	229,611	2,088,173
Resolution, Ltd.	274,377	1,294,724
Rexam PLC	165,630	1,017,434
Rio Tinto PLC (I)	273,236	19,730,193
Rolls-Royce Holdings PLC (I)	353,626	3,660,933
Royal Bank of Scotland Group PLC (I)	3,315,504	2,055,210
RSA Insurance Group PLC (I)	660,765	1,429,452
SABMiller PLC (I)	179,833	$6,556,416
Schroders PLC (I)	21,353	530,187
Scottish & Southern Energy PLC	175,976	3,936,076
Segro PLC	140,086	701,778
Serco Group PLC	93,173	825,740
Severn Trent PLC	44,791	1,057,544
Smith & Nephew PLC	168,662	1,799,400
Smiths Group PLC	74,060	1,427,612
Standard Chartered PLC (I)	443,529	11,654,893
Standard Life PLC	431,289	1,457,166
Subsea 7 SA (I)	53,160	1,359,844
Tesco PLC	1,519,841	9,815,867
The Capita Group PLC	115,729	1,329,018
The Sage Group PLC	249,513	1,156,972
The Weir Group PLC	39,812	1,359,172
TUI Travel PLC	95,042	342,576
Tullow Oil PLC	167,817	3,340,036
Unilever PLC	242,426	7,823,276
United Utilities Group PLC	128,744	1,236,970
Vedanta Resources PLC	22,617	760,802
Vodafone Group PLC	9,780,190	25,992,145
Whitbread PLC	33,516	868,776
WM Morrison Supermarket PLC	426,723	2,038,945
		397,181,647
United States - 0.18%
Sims Group, Ltd.	31,074	594,733
Synthes, Inc. (S)	12,333	2,171,732
Thomson Reuters Corp.	32,567	1,223,217
		3,989,682
TOTAL COMMON STOCKS (Cost $1,697,110,998)		$2,164,783,373

PREFERRED SECURITIES - 0.52%
Germany - 0.52%
Bayerische Motoren Werke (BMW) AG	9,889	628,582
Henkel AG & Company KGaA	33,646	2,332,687
Porsche Automobil Holding SE	28,924	2,294,307
ProSiebenSat.1 Media AG (L)	14,527	411,821
RWE AG	7,405	377,506
Volkswagen AG	27,317	5,632,085
		11,676,988
TOTAL PREFERRED SECURITIES (Cost $6,264,805)		$11,676,988

INVESTMENT COMPANIES - 1.30%
United States - 1.30%
iShares MSCI EAFE Index Fund	483,260	29,063,256
TOTAL INVESTMENT COMPANIES (Cost $29,398,880)		$29,063,256

WARRANTS - 0.00%
UBI Banca SCPA (Expiration Date:
07/06/2011, Strike Price: EUR 12.30) (I)	10,484	2
TOTAL WARRANTS (Cost $0)		$2

RIGHTS - 0.00%
Banca Monte dei Paschi di Siena SpA (Expiration Date: 07/08/2011, Strike Price: EUR 0.468) (I)(L)	471,284	36,222
Banco Popular Espanol SA (Expiration Date:
07/12/2011, Strike Price: EUR 0.043) (I)(L)	181,848	13,185
CaixaBank (Expiration Date: 07/15/2011,
Strike Price: EUR 0.046) (I)	158,814	11,976

The accompanying notes are an integral part of the financial statements.

51

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)

	Shares or
	Principal
	Amount	Value

RIGHTS (continued)
Mapfre SA (Expiration Date: 07/22/2011,
Strike Price: EUR 0.01) (I)	142,287	$2,063
TOTAL RIGHTS (Cost $126,137)		$63,446

SECURITIES LENDING COLLATERAL - 2.71%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	6,038,031	60,428,008
TOTAL SECURITIES LENDING COLLATERAL (Cost $60,426,787)		$60,428,008

SHORT-TERM INVESTMENTS - 0.46%
Repurchase Agreement - 0.46%
Repurchase Agreement with State Street Corp. dated 06/30/2011 at 0.010% to be repurchased at $10,187,003 on 07/01/2011, collateralized by $9,985,000 U.S. Treasury Notes, 4.500% due 08/15/2039 (valued at $10,395,230, including interest)	$10,187,000	$10,187,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,187,000)		$10,187,000
Total Investments (International Index Trust)
(Cost $1,803,514,607) - 102.03%		$2,276,202,073
Other assets and liabilities, net - (2.03%)		(45,296,163)
TOTAL NET ASSETS - 100.00%		$2,230,905,910

Mid Cap Index Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 100.26%
Consumer Discretionary - 13.51%
Auto Components - 1.10%
BorgWarner, Inc. (I)(L)	116,398	$9,403,794
Gentex Corp. (L)	151,737	4,587,010
		13,990,804
Automobiles - 0.10%
Thor Industries, Inc.	45,110	1,300,972
Distributors - 0.32%
LKQ Corp. (I)	155,070	4,045,776
Diversified Consumer Services - 1.04%
Career Education Corp. (I)(L)	66,809	1,413,010
ITT Educational Services, Inc. (I)(L)	24,466	1,914,220
Matthews International Corp., Class A	31,371	1,259,546
Regis Corp. (L)	61,351	939,897
Service Corp. International	253,839	2,964,840
Sotheby’s	71,801	3,123,344
Strayer Education, Inc. (L)	13,013	1,644,713
		13,259,570
Hotels, Restaurants & Leisure - 1.42%
Bally Technologies, Inc. (I)(L)	45,845	1,864,975
Bob Evans Farms, Inc.	32,211	1,126,419
Brinker International, Inc. (L)	90,128	2,204,531
International Speedway Corp., Class A	31,009	880,966
Life Time Fitness, Inc. (I)	44,928	1,793,076
Panera Bread Company, Class A (I)(L)	32,327	4,062,211
Scientific Games Corp., Class A (I)	67,523	698,188
The Cheesecake Factory, Inc. (I)	61,949	1,943,340
The Wendy’s Company	342,956	1,738,787
WMS Industries, Inc. (I)	60,858	$1,869,558
		18,182,051
Household Durables - 1.52%
American Greetings Corp., Class A (L)	42,968	1,032,951
KB Home (L)	76,748	750,595
MDC Holdings, Inc. (L)	40,183	990,109
Mohawk Industries, Inc. (I)	59,910	3,594,001
NVR, Inc. (I)(L)	6,253	4,536,426
Ryland Group, Inc.	47,171	779,737
Toll Brothers, Inc. (I)	155,644	3,228,057
Tupperware Brands Corp.	66,334	4,474,228
		19,386,104
Leisure Equipment & Products - 0.40%
Eastman Kodak Co. (I)(L)	285,973	1,023,783
Polaris Industries, Inc.	36,531	4,061,151
		5,084,934
Media - 0.89%
Amc Networks, Inc. (I)	61,326	2,667,681
DreamWorks Animation SKG, Inc. (I)(L)	75,445	1,516,445
John Wiley & Sons, Inc.	49,762	2,588,122
Lamar Advertising Company, Class A (I)	61,179	1,674,469
Meredith Corp. (L)	38,719	1,205,322
Scholastic Corp. (L)	25,291	672,741
The New York Times Company, Class A (I)(L)	126,717	1,104,972
		11,429,752
Multiline Retail - 0.91%
99 Cents Only Stores (I)	50,162	1,015,279
Dollar Tree, Inc. (I)	129,974	8,658,868
Saks, Inc. (I)(L)	173,798	1,941,324
		11,615,471
Specialty Retail - 3.88%
Aaron’s, Inc.	76,542	2,163,077
Advance Auto Parts, Inc.	81,461	4,764,654
Aeropostale, Inc. (I)	85,808	1,501,640
American Eagle Outfitters, Inc.	207,138	2,641,010
ANN, Inc. (I)	55,329	1,444,087
Ascena Retail Group, Inc. (I)	73,167	2,491,336
Barnes & Noble, Inc. (I)	41,626	690,159
Chico’s FAS, Inc.	187,286	2,852,366
Collective Brands, Inc. (I)(L)	65,429	961,152
Dick’s Sporting Goods, Inc. (I)	97,038	3,731,111
Foot Locker, Inc.	163,526	3,885,378
Guess?, Inc.	67,910	2,856,295
Office Depot, Inc. (I)	301,330	1,271,613
PetSmart, Inc.	120,531	5,468,491
RadioShack Corp.	114,659	1,526,111
Rent-A-Center, Inc.	67,636	2,066,956
Tractor Supply Company	76,792	5,135,849
Williams-Sonoma, Inc.	111,589	4,071,883
		49,523,168
Textiles, Apparel & Luxury Goods - 1.93%
Deckers Outdoor Corp. (I)	41,113	3,623,700
Fossil, Inc. (I)	53,131	6,254,581
Hanesbrands, Inc. (I)	102,613	2,929,601
PVH Corp.	71,581	4,686,408
The Timberland Company, Class A (I)	41,821	1,797,048
The Warnaco Group, Inc. (I)	46,766	2,443,524
Under Armour, Inc., Class A (I)(L)	37,923	2,931,827
		24,666,689
		172,485,291

The accompanying notes are an integral part of the financial statements.

52

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Staples - 4.17%
Beverages - 0.47%
Hansen Natural Corp. (I)	73,286	$5,932,502
Food & Staples Retailing - 0.39%
BJ’s Wholesale Club, Inc. (I)	58,119	2,926,292
Ruddick Corp.	45,439	1,978,414
		4,904,706
Food Products - 2.34%
Corn Products International, Inc.	81,100	4,483,208
Flowers Foods, Inc. (L)	119,433	2,632,303
Green Mountain Coffee Roasters, Inc. (I)(L)	132,735	11,847,926
Lancaster Colony Corp. (L)	20,126	1,224,063
Ralcorp Holdings, Inc. (I)	58,509	5,065,709
Smithfield Foods, Inc. (I)	176,505	3,860,164
Tootsie Roll Industries, Inc. (L)	26,540	776,560
		29,889,933
Household Products - 0.90%
Church & Dwight Company, Inc. (L)	151,955	6,160,256
Energizer Holdings, Inc. (I)	74,069	5,359,633
		11,519,889
Tobacco - 0.07%
Universal Corp. (L)	24,618	927,360
		53,174,390
Energy - 7.96%
Energy Equipment & Services - 3.66%
Atwood Oceanics, Inc. (I)	59,895	2,643,166
CARBO Ceramics, Inc.	20,188	3,289,635
Dresser-Rand Group, Inc. (I)	84,795	4,557,731
Dril-Quip, Inc. (I)	36,618	2,483,799
Exterran Holdings, Inc. (I)(L)	67,943	1,347,310
Helix Energy Solutions Group, Inc. (I)	112,684	1,866,047
Oceaneering International, Inc.	115,365	4,672,283
Oil States International, Inc. (I)	54,446	4,350,780
Patterson-UTI Energy, Inc.	164,244	5,191,753
Pride International, Inc. (I)	188,510	7,672,357
Superior Energy Services, Inc. (I)	84,669	3,144,607
Tidewater, Inc. (L)	55,141	2,967,137
Unit Corp. (I)	42,496	2,589,281
		46,775,886
Oil, Gas & Consumable Fuels - 4.30%
Arch Coal, Inc. (L)	225,713	6,017,509
Bill Barrett Corp. (I)	50,171	2,325,426
Cimarex Energy Company	90,924	8,175,886
Comstock Resources, Inc. (I)(L)	50,623	1,457,436
Energen Corp.	76,612	4,328,578
Forest Oil Corp. (I)	120,764	3,225,606
Frontier Oil Corp.	112,410	3,631,967
HollyFrontier Corp.	52,778	3,662,793
Northern Oil and Gas, Inc. (I)(L)	57,715	1,278,387
Overseas Shipholding Group, Inc. (L)	28,498	767,736
Patriot Coal Corp. (I)(L)	97,036	2,160,021
Plains Exploration & Production Company (I)	149,875	5,713,235
Quicksilver Resources, Inc. (I)(L)	125,499	1,852,365
SM Energy Company (L)	67,632	4,969,599
Southern Union Company	132,559	5,322,244
		54,888,788
		101,664,674
Financials - 18.98%
Capital Markets - 2.06%
Affiliated Managers Group, Inc. (I)	55,329	5,613,127
Apollo Investment Corp.	208,172	$2,125,436
Eaton Vance Corp. (L)	126,045	3,810,340
Greenhill & Company, Inc. (L)	27,124	1,459,814
Jefferies Group, Inc. (L)	151,494	3,090,478
Raymond James Financial, Inc.	107,572	3,458,440
SEI Investments Company	153,557	3,456,568
Waddell & Reed Financial, Inc., Class A	91,781	3,336,239
		26,350,442
Commercial Banks - 3.47%
Associated-Banc Corp.	184,218	2,560,630
BancorpSouth, Inc. (L)	78,093	969,134
Bank of Hawaii Corp.	50,701	2,358,611
Cathay General Bancorp	83,584	1,369,942
City National Corp.	50,308	2,729,209
Commerce Bancshares, Inc.	82,410	3,543,630
Cullen/Frost Bankers, Inc. (L)	65,111	3,701,560
East West Bancorp, Inc.	158,080	3,194,797
FirstMerit Corp.	116,123	1,917,191
Fulton Financial Corp.	211,806	2,268,442
Hancock Holding Company (L)	88,772	2,750,157
International Bancshares Corp. (L)	56,128	939,021
Prosperity Bancshares, Inc. (L)	49,837	2,183,857
SVB Financial Group (I)(L)	45,587	2,722,000
Synovus Financial Corp. (L)	834,702	1,736,180
TCF Financial Corp. (L)	169,043	2,332,793
Trustmark Corp. (L)	60,537	1,417,171
Valley National Bancorp (L)	180,540	2,457,149
Webster Financial Corp.	78,163	1,642,986
Westamerica Bancorp. (L)	30,696	1,511,778
		44,306,238
Diversified Financial Services - 0.38%
MSCI, Inc. (I)	127,700	4,811,736
Insurance - 3.88%
American Financial Group, Inc.	80,272	2,864,908
Arthur J. Gallagher & Company	117,418	3,351,110
Aspen Insurance Holdings, Ltd. (L)	75,243	1,936,002
Brown & Brown, Inc.	124,588	3,196,928
Everest Re Group, Ltd.	57,706	4,717,466
Fidelity National Financial, Inc., Class A	237,321	3,735,433
First American Financial Corp.	111,794	1,749,576
HCC Insurance Holdings, Inc.	120,835	3,806,303
Mercury General Corp.	37,875	1,495,684
Old Republic International Corp.	271,099	3,185,413
Protective Life Corp.	91,101	2,107,166
Reinsurance Group of America, Inc.	78,560	4,781,162
StanCorp Financial Group, Inc.	48,082	2,028,580
The Hanover Insurance Group, Inc.	48,299	1,821,355
Transatlantic Holdings, Inc.	66,409	3,254,705
Unitrin, Inc.	52,049	1,544,294
W.R. Berkley Corp.	123,455	4,004,880
		49,580,965
Real Estate Investment Trusts - 7.73%
Alexandria Real Estate Equities, Inc.	65,652	5,082,778
BRE Properties, Inc.	78,051	3,893,184
Camden Property Trust	74,599	4,745,988
Corporate Office Properties Trust	75,580	2,351,294
Cousins Properties, Inc.	110,154	940,715
Duke Realty Corp.	268,534	3,762,161
Equity One, Inc. (L)	65,813	1,226,754
Essex Property Trust, Inc.	34,639	4,686,310
Federal Realty Investment Trust	66,158	5,635,338
Highwoods Properties, Inc. (L)	76,663	2,539,845

The accompanying notes are an integral part of the financial statements.

53

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Hospitality Properties Trust	131,214	$3,181,940
Liberty Property Trust (L)	122,500	3,991,050
Mack-Cali Realty Corp.	92,422	3,044,381
Nationwide Health Properties, Inc.	134,667	5,576,560
Omega Healthcare Investors, Inc.	108,010	2,269,290
Potlatch Corp.	42,669	1,504,936
Rayonier, Inc.	86,241	5,635,849
Realty Income Corp. (L)	134,812	4,514,854
Regency Centers Corp.	95,556	4,201,597
Senior Housing Properties Trust	150,794	3,530,088
SL Green Realty Corp. (L)	88,108	7,301,510
Taubman Centers, Inc.	59,404	3,516,717
The Macerich Company (L)	139,139	7,443,937
UDR, Inc.	201,725	4,952,349
Weingarten Realty Investors (L)	128,347	3,229,211
		98,758,636
Real Estate Management & Development - 0.34%
Jones Lang LaSalle, Inc.	45,629	4,302,815
Thrifts & Mortgage Finance - 1.12%
Astoria Financial Corp.	87,942	1,124,778
First Niagara Financial Group, Inc.	322,291	4,254,241
New York Community Bancorp, Inc. (L)	464,878	6,968,521
Washington Federal, Inc.	118,070	1,939,890
		14,287,430
		242,398,262
Health Care - 10.87%
Biotechnology - 1.12%
United Therapeutics Corp. (I)	54,324	2,993,252
Vertex Pharmaceuticals, Inc. (I)	218,965	11,383,990
		14,377,242
Health Care Equipment & Supplies - 3.13%
Gen-Probe, Inc. (I)	50,960	3,523,884
Hill-Rom Holdings, Inc.	67,143	3,091,264
Hologic, Inc. (I)	277,991	5,607,078
IDEXX Laboratories, Inc. (I)(L)	60,954	4,727,592
Immucor, Inc. (I)	74,721	1,525,803
Kinetic Concepts, Inc. (I)	65,468	3,772,921
Masimo Corp. (L)	63,522	1,885,333
ResMed, Inc. (I)(L)	162,540	5,030,613
STERIS Corp.	62,948	2,201,921
Teleflex, Inc.	42,813	2,614,162
The Cooper Companies, Inc. (L)	49,887	3,953,046
Thoratec Corp. (I)	60,810	1,995,784
		39,929,401
Health Care Providers & Services - 3.48%
Catalyst Health Solutions, Inc. (I)	52,895	2,952,599
Community Health Systems, Inc. (I)	99,866	2,564,559
Health Management
Associates, Inc., Class A (I)	269,108	2,900,984
Health Net, Inc. (I)	96,189	3,086,705
Henry Schein, Inc. (I)	98,059	7,020,044
Kindred Healthcare, Inc. (I)	54,969	1,180,184
LifePoint Hospitals, Inc. (I)	55,795	2,180,469
Lincare Holdings, Inc. (L)	100,672	2,946,669
MEDNAX, Inc. (I)	51,048	3,685,155
Omnicare, Inc. (L)	123,242	3,930,187
Owens & Minor, Inc.	67,757	2,336,939
Universal Health Services, Inc., Class B	103,822	5,349,948
VCA Antech, Inc. (I)(L)	91,816	1,946,499
WellCare Health Plans, Inc. (I)	45,240	2,325,788
		44,406,729
Health Care Technology - 0.31%
Allscripts Healthcare Solutions, Inc. (I)	202,202	$3,926,763
Life Sciences Tools & Services - 1.63%
Bio-Rad Laboratories, Inc., Class A (I)	20,835	2,486,866
Charles River
Laboratories International, Inc. (I)	54,910	2,232,092
Covance, Inc. (I)(L)	64,478	3,828,059
Mettler-Toledo International, Inc. (I)	34,166	5,762,779
Pharmaceutical Product Development, Inc.	120,369	3,230,704
Techne Corp.	39,464	3,290,114
		20,830,614
Pharmaceuticals - 1.20%
Endo Pharmaceuticals Holdings, Inc. (I)	123,883	4,976,380
Medicis Pharmaceutical Corp., Class A	65,623	2,504,830
Perrigo Company	88,706	7,794,596
		15,275,806
		138,746,555
Industrials - 15.51%
Aerospace & Defense - 0.85%
Alliant Techsystems, Inc.	35,664	2,543,913
BE Aerospace, Inc. (I)	109,606	4,473,021
Huntington Ingalls Industries, Inc. (I)(L)	51,846	1,788,687
Triumph Group, Inc.	20,328	2,024,262
		10,829,883
Air Freight & Logistics - 0.17%
UTi Worldwide, Inc.	109,111	2,148,396
Airlines - 0.31%
Alaska Air Group, Inc. (I)	38,083	2,607,162
JetBlue Airways Corp. (I)(L)	216,047	1,317,887
		3,925,049
Building Products - 0.16%
Lennox International, Inc.	47,616	2,050,821
Commercial Services & Supplies - 1.57%
Clean Harbors, Inc. (I)	24,478	2,527,354
Copart, Inc. (I)	63,507	2,959,426
Corrections Corp. of America (I)	114,052	2,469,226
Deluxe Corp.	54,654	1,350,500
Herman Miller, Inc.	60,896	1,657,589
HNI Corp.	47,547	1,194,381
Mine Safety Appliances Company	33,054	1,234,236
Rollins, Inc.	67,384	1,373,286
The Brinks Company	49,557	1,478,285
Waste Connections, Inc.	120,728	3,830,699
		20,074,982
Construction & Engineering - 1.29%
Aecom Technology Corp. (I)	126,701	3,464,005
Granite Construction, Inc.	36,144	886,612
KBR, Inc.	161,091	6,071,520
The Shaw Group, Inc. (I)(L)	76,745	2,318,466
URS Corp. (I)	83,584	3,739,548
		16,480,151
Electrical Equipment - 1.75%
Acuity Brands, Inc.	46,032	2,567,665
AMETEK, Inc.	170,941	7,675,251
Hubbell, Inc., Class B	64,051	4,160,112
Regal-Beloit Corp.	41,069	2,742,177
Thomas & Betts Corp. (I)	55,727	3,000,899
Woodward, Inc.	62,878	2,191,927
		22,338,031

The accompanying notes are an integral part of the financial statements.

54

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates - 0.25%
Carlisle Companies, Inc.	65,064	$3,203,101
Machinery - 5.76%
AGCO Corp. (I)(L)	100,775	4,974,254
Bucyrus International, Inc.	86,582	7,936,106
Crane Company	48,996	2,420,892
Donaldson Company, Inc.	81,137	4,923,393
Gardner Denver, Inc.	55,570	4,670,659
Graco, Inc.	64,467	3,265,898
Harsco Corp.	85,749	2,795,417
IDEX Corp.	88,098	4,039,293
Kennametal, Inc.	86,952	3,670,244
Lincoln Electric Holdings, Inc.	89,662	3,214,383
Nordson Corp.	72,544	3,979,038
Oshkosh Corp. (I)	96,826	2,802,144
Pentair, Inc.	104,614	4,222,221
SPX Corp.	54,210	4,480,999
Terex Corp. (I)	116,499	3,314,397
Timken Company	86,378	4,353,451
Trinity Industries, Inc.	84,935	2,962,533
Valmont Industries, Inc.	22,742	2,192,101
Wabtec Corp.	51,319	3,372,685
		73,590,108
Marine - 0.42%
Alexander & Baldwin, Inc.	44,209	2,129,105
Kirby Corp. (I)	57,053	3,233,194
		5,362,299
Professional Services - 0.96%
FTI Consulting, Inc. (I)(L)	44,698	1,695,842
Korn/Ferry International (I)	49,924	1,097,829
Manpower, Inc.	87,369	4,687,347
The Corporate Executive Board Company	36,688	1,601,431
Towers Watson & Company, Class A	47,964	3,151,714
		12,234,163
Road & Rail - 1.34%
Con-way, Inc.	58,908	2,286,219
J.B. Hunt Transport Services, Inc.	92,018	4,333,128
Kansas City Southern (I)	116,647	6,920,667
Landstar System, Inc.	50,896	2,365,646
Werner Enterprises, Inc.	47,235	1,183,237
		17,088,897
Trading Companies & Distributors - 0.68%
GATX Corp.	49,311	1,830,424
MSC Industrial Direct Company, Inc., Class A	48,035	3,185,201
United Rentals, Inc. (I)(L)	66,437	1,687,500
Watsco, Inc. (L)	30,102	2,046,635
		8,749,760
		198,075,641
Information Technology - 15.90%
Communications Equipment - 1.48%
ADTRAN, Inc.	68,724	2,660,306
Ciena Corp. (I)(L)	100,986	1,856,123
Plantronics, Inc.	51,131	1,867,815
Polycom, Inc. (I)	93,790	6,030,697
Riverbed Technology, Inc. (I)	163,154	6,459,267
		18,874,208
Computers & Peripherals - 0.56%
Diebold, Inc.	69,401	2,152,125
NCR Corp. (I)	168,583	3,184,533
QLogic Corp. (I)(L)	111,361	$1,772,867
		7,109,525
Electronic Equipment, Instruments & Components - 2.23%
Arrow Electronics, Inc. (I)	123,366	5,119,689
Avnet, Inc. (I)	162,392	5,177,057
Ingram Micro, Inc., Class A (I)	171,164	3,104,915
Itron, Inc. (I)	43,134	2,077,333
National Instruments Corp.	94,877	2,816,898
Tech Data Corp. (I)	49,329	2,411,695
Trimble Navigation, Ltd. (I)	130,347	5,166,955
Vishay Intertechnology, Inc. (I)	175,834	2,644,543
		28,519,085
Internet Software & Services - 1.14%
AOL, Inc. (I)(L)	113,660	2,257,288
Digital River, Inc. (I)	42,148	1,355,480
Equinix, Inc. (I)	49,788	5,029,584
Rackspace Hosting, Inc. (I)(L)	105,823	4,522,875
ValueClick, Inc. (I)	83,635	1,388,341
		14,553,568
IT Services - 2.53%
Acxiom Corp. (I)	86,257	1,130,829
Alliance Data Systems Corp. (I)(L)	54,234	5,101,792
Broadridge Financial Solutions, Inc.	131,130	3,156,299
Convergys Corp. (I)	128,978	1,759,260
CoreLogic, Inc. (I)	116,027	1,938,811
DST Systems, Inc.	38,029	2,007,931
Gartner, Inc. (I)(L)	92,010	3,707,083
Global Payments, Inc.	85,106	4,340,406
Jack Henry & Associates, Inc.	91,740	2,753,117
Lender Processing Services, Inc.	91,801	1,919,559
ManTech International Corp., Class A	24,149	1,072,699
NeuStar, Inc., Class A (I)	78,367	2,053,215
SRA International, Inc., Class A (I)	45,926	1,420,032
		32,361,033
Office Electronics - 0.19%
Zebra Technologies Corp., Class A (I)	58,077	2,449,107
Semiconductors & Semiconductor Equipment - 3.35%
Atmel Corp. (I)	486,288	6,842,072
Cree, Inc. (I)(L)	116,365	3,908,700
Cypress Semiconductor Corp. (I)	178,609	3,775,794
Fairchild Semiconductor International, Inc. (I)	135,631	2,266,394
Integrated Device Technology, Inc. (I)	157,500	1,237,950
International Rectifier Corp. (I)	74,150	2,073,976
Intersil Corp., Class A	133,528	1,715,835
Lam Research Corp. (I)	132,327	5,859,440
RF Micro Devices, Inc. (I)	294,287	1,801,036
Semtech Corp. (I)	69,355	1,896,166
Silicon Laboratories, Inc. (I)	47,328	1,952,753
Skyworks Solutions, Inc. (I)	197,907	4,547,903
Varian Semiconductor
Equipment Associates, Inc. (I)	80,162	4,925,153
		42,803,172
Software - 4.42%
ACI Worldwide, Inc. (I)	35,548	1,200,456
Advent Software, Inc. (I)(L)	34,542	973,048
ANSYS, Inc. (I)	97,587	5,335,081
Cadence Design Systems, Inc. (I)	285,887	3,018,967
Concur Technologies, Inc. (I)	49,861	2,496,540
FactSet Research Systems, Inc. (L)	49,044	5,018,182
Fair Isaac Corp.	42,340	1,278,668
Informatica Corp. (I)	112,435	6,569,577

The accompanying notes are an integral part of the financial statements.

55

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Mentor Graphics Corp. (I)	118,066	$1,512,425
MICROS Systems, Inc. (I)	86,219	4,285,946
Parametric Technology Corp. (I)	126,196	2,893,674
Quest Software, Inc. (I)	64,716	1,470,995
Rovi Corp. (I)	120,044	6,885,724
Solera Holdings, Inc.	75,095	4,442,620
Synopsys, Inc. (I)	155,912	4,008,498
TIBCO Software, Inc. (I)	171,886	4,988,132
		56,378,533
		203,048,231
Materials - 7.32%
Chemicals - 3.51%
Albemarle Corp.	97,464	6,744,509
Ashland, Inc.	84,118	5,435,705
Cabot Corp.	69,710	2,779,338
Cytec Industries, Inc.	52,303	2,991,209
Intrepid Potash, Inc. (I)(L)	47,153	1,532,473
Lubrizol Corp.	68,339	9,175,878
Minerals Technologies, Inc.	19,419	1,287,286
NewMarket Corp.	10,154	1,733,389
Olin Corp.	84,742	1,920,254
RPM International, Inc.	138,640	3,191,493
Sensient Technologies Corp.	53,216	1,972,717
The Scotts Miracle-Gro Company, Class A (L)	47,648	2,444,819
Valspar Corp.	99,567	3,590,386
		44,799,456
Construction Materials - 0.30%
Martin Marietta Materials, Inc. (L)	48,459	3,875,266
Containers & Packaging - 1.80%
AptarGroup, Inc.	71,449	3,739,641
Greif, Inc., Class A	33,132	2,154,574
Packaging Corp. of America	106,618	2,984,238
Rock-Tenn Company, Class A	72,332	4,798,505
Silgan Holdings, Inc.	52,148	2,136,504
Sonoco Products Company	105,968	3,766,103
Temple-Inland, Inc.	115,131	3,423,996
		23,003,561
Metals & Mining - 1.30%
Carpenter Technology Corp.	46,791	2,698,905
Commercial Metals Company	122,701	1,760,759
Compass Minerals International, Inc.	34,943	3,007,544
Reliance Steel & Aluminum Company	79,531	3,948,714
Steel Dynamics, Inc.	232,162	3,772,633
Worthington Industries, Inc.	59,246	1,368,583
		16,557,138
Paper & Forest Products - 0.41%
Domtar Corp.	43,615	4,131,213
Louisiana-Pacific Corp. (I)(L)	140,469	1,143,418
		5,274,631
		93,510,052
Telecommunication Services - 0.49%
Diversified Telecommunication Services - 0.26%
TW Telecom, Inc. (I)(L)	160,154	3,287,962
Wireless Telecommunication Services - 0.23%
Telephone & Data Systems, Inc. (L)	96,915	3,012,118
		6,300,080
Utilities - 5.55%
Electric Utilities - 1.74%
Cleco Corp.	64,817	$2,258,872
DPL, Inc.	124,299	3,748,858
Great Plains Energy, Inc.	144,484	2,995,153
Hawaiian Electric Industries, Inc. (L)	101,287	2,436,965
IDACORP, Inc.	52,681	2,080,900
NV Energy, Inc.	250,700	3,848,245
PNM Resources, Inc.	92,129	1,542,239
Westar Energy, Inc. (L)	120,846	3,251,966
		22,163,198
Gas Utilities - 1.74%
AGL Resources, Inc.	83,184	3,386,421
Atmos Energy Corp.	96,016	3,192,532
National Fuel Gas Company	87,896	6,398,829
Questar Corp.	188,654	3,341,062
UGI Corp.	118,682	3,784,769
WGL Holdings, Inc.	54,440	2,095,396
		22,199,009
Multi-Utilities - 1.82%
Alliant Energy Corp.	117,925	4,794,831
Black Hills Corp. (L)	41,890	1,260,470
MDU Resources Group, Inc.	200,678	4,515,253
NSTAR	110,107	5,062,720
OGE Energy Corp.	104,072	5,236,903
Vectren Corp.	86,862	2,419,975
		23,290,152
Water Utilities - 0.25%
Aqua America, Inc. (L)	146,909	3,229,060
		70,881,419
TOTAL COMMON STOCKS (Cost $1,000,933,260)		$1,280,284,595

WARRANTS - 0.00%
Krispy Kreme Doughnuts, Inc. (Expiration
Date: 03/02/2012; Strike Price: $12.21) (I)	935	748
TOTAL WARRANTS (Cost $0)		$748

SECURITIES LENDING COLLATERAL - 12.42%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	15,850,749	158,632,712
TOTAL SECURITIES LENDING
COLLATERAL (Cost $158,625,736)		$158,632,712

SHORT-TERM INVESTMENTS - 0.34%

Repurchase Agreement - 0.34%
Repurchase Agreement with State Street Corp. dated 06/30/11 at 0.010% to be repurchased at $4,305,001 on 07/01/11, collateralized by $4,220,000 U.S. Treasury Notes, 4.500% due 08/15/39 (valued at $4,393,377, including interest).	$4,305,000	$4,305,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,305,000)		$4,305,000
Total Investments (Mid Cap Index Trust)
(Cost $1,163,863,996) - 113.02%		$1,443,223,055
Other assets and liabilities, net - (13.02%)		(166,223,017)
TOTAL NET ASSETS - 100.00%		$1,277,000,038

The accompanying notes are an integral part of the financial statements.

56

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.14%
Consumer Discretionary - 13.02%
Auto Components - 0.94%
American Axle &
Manufacturing Holdings, Inc. (I)	41,493	$472,190
Amerigon, Inc. (I)(L)	14,218	247,109
Cooper Tire & Rubber Company	37,803	748,121
Dana Holding Corp. (I)	89,445	1,636,844
Dorman Products, Inc. (I)	6,633	262,534
Drew Industries, Inc.	11,730	289,966
Exide Technologies (I)	47,924	366,139
Fuel Systems Solutions, Inc. (I)	10,494	261,825
Modine Manufacturing Company (I)	28,977	445,376
Motorcar Parts of America, Inc. (I)	8,708	130,707
Spartan Motors, Inc.	22,747	122,834
Standard Motor Products, Inc.	12,566	191,380
Stoneridge, Inc. (I)	16,878	248,782
Superior Industries International, Inc.	14,281	315,753
Tenneco, Inc. (I)	37,040	1,632,353
		7,371,913
Automobiles - 0.02%
Winnebago Industries, Inc. (I)(L)	18,607	179,744
Commercial Services & Supplies - 0.00%
Actrade Financial Technologies, Ltd. (I)	722	0
Distributors - 0.17%
Audiovox Corp., Class A (I)	12,270	92,761
Core-Mark Holding Company, Inc. (I)	7,251	258,861
Pool Corp.	29,427	877,219
Weyco Group, Inc.	5,069	124,697
		1,353,538
Diversified Consumer Services - 1.27%
American Public Education, Inc. (I)(L)	11,122	495,040
Archipelago Learning, Inc. (I)(L)	9,568	94,340
Bridgepoint Education, Inc. (I)(L)	11,103	277,575
Capella Education Company (I)(L)	9,746	407,870
Coinstar, Inc. (I)(L)	19,056	1,039,314
Corinthian Colleges, Inc. (I)(L)	48,467	206,469
Grand Canyon Education, Inc. (I)(L)	18,274	259,125
Hillenbrand, Inc.	37,994	898,558
K12, Inc. (I)	16,008	530,505
Lincoln Educational Services Corp.	14,318	245,554
Mac-Gray Corp.	8,686	134,199
Matthews International Corp., Class A	18,078	725,832
Pre-Paid Legal Services, Inc. (I)(L)	4,313	286,771
Regis Corp. (L)	35,183	539,004
Sotheby’s	41,337	1,798,160
Steiner Leisure, Ltd. (I)	9,142	417,607
Stewart Enterprises, Inc., Class A (L)	47,802	348,955
Strayer Education, Inc.	7,472	944,386
Universal Technical Institute, Inc. (I)	13,339	263,712
		9,912,976
Hotels, Restaurants & Leisure - 2.65%
AFC Enterprises, Inc. (I)	16,100	264,845
Ambassadors Group, Inc.	13,770	121,589
Ameristar Casinos, Inc.	20,019	474,650
Benihana, Inc., Class A (I)	9,699	101,743
Biglari Holdings, Inc. (I)	741	289,768
BJ’s Restaurants, Inc. (I)	14,764	773,043
Bob Evans Farms, Inc.	18,481	646,281
Boyd Gaming Corp. (I)(L)	33,732	293,468
Bravo Brio Restaurant Group, Inc. (I)	12,277	299,927
Buffalo Wild Wings, Inc. (I)	11,202	742,805
California Pizza Kitchen, Inc. (I)	11,941	220,550
Caribou Coffee Company, Inc. (I)	9,547	126,402
Carrols Restaurant Group, Inc. (I)	9,928	$103,648
CEC Entertainment, Inc.	12,331	494,596
Churchill Downs, Inc. (L)	7,892	355,771
Cracker Barrel Old Country Store, Inc.	14,022	691,425
Denny’s Corp. (I)	65,001	252,204
DineEquity, Inc. (I)	9,636	503,674
Domino’s Pizza, Inc. (I)	38,025	959,751
Gaylord Entertainment Company (I)(L)	21,762	652,860
International Speedway Corp., Class A	17,783	505,215
Interval Leisure Group, Inc. (I)	25,197	344,947
Isle of Capri Casinos, Inc. (I)(L)	14,319	126,723
Jack in the Box, Inc. (I)	30,256	689,232
Jamba, Inc. (I)(L)	49,384	105,682
Krispy Kreme Doughnuts, Inc. (I)	36,263	344,861
Life Time Fitness, Inc. (I)	25,712	1,026,166
Marcus Corp.	14,364	141,916
McCormick & Schmick’s
Seafood Restaurants, Inc. (I)	11,097	95,323
Morgans Hotel Group Company (I)(L)	16,730	120,289
Multimedia Games Holding Company, Inc. (I)	20,730	94,322
O’Charley’s, Inc. (I)(L)	13,746	100,483
Orient Express Hotels, Ltd., Class A (I)	57,582	619,007
P.F. Chang’s China Bistro, Inc. (L)	13,832	556,600
Papa John’s International, Inc. (I)	12,349	410,728
Peet’s Coffee & Tea, Inc. (I)(L)	7,899	455,772
Pinnacle Entertainment, Inc. (I)	38,114	567,899
Red Lion Hotels Corp. (I)	12,400	97,960
Red Robin Gourmet Burgers, Inc. (I)	8,036	292,350
Ruby Tuesday, Inc. (I)	40,280	434,218
Ruth’s Hospitality Group, Inc. (I)(L)	25,064	140,609
Scientific Games Corp., Class A (I)	36,599	378,434
Shuffle Master, Inc. (I)	34,361	321,447
Six Flags Entertainment Corp. (L)	25,518	955,649
Sonic Corp. (I)	39,136	416,016
Speedway Motorsports, Inc.	7,801	110,618
Texas Roadhouse, Inc., Class A	38,483	674,799
The Cheesecake Factory, Inc. (I)(L)	35,069	1,100,115
Town Sports International Holdings, Inc. (I)	14,806	112,674
Vail Resorts, Inc. (L)	21,836	1,009,260
		20,718,314
Household Durables - 0.77%
American Greetings Corp., Class A (L)	24,703	593,860
Beazer Homes USA, Inc. (I)(L)	49,022	166,185
Blyth, Inc.	3,448	173,607
Cavco Industries, Inc. (I)	4,504	202,680
CSS Industries, Inc.	5,594	117,082
Ethan Allen Interiors, Inc. (L)	15,087	321,202
Furniture Brands International, Inc. (I)(L)	28,422	117,667
Helen of Troy, Ltd. (I)	18,765	647,955
Hovnanian Enterprises, Inc., Class A (I)(L)	44,208	106,541
iRobot Corp. (I)	14,718	519,398
KB Home	47,354	463,122
La-Z-Boy, Inc. (I)	32,130	317,123
Libbey, Inc. (I)	13,718	222,506
M/I Homes, Inc. (I)	12,566	154,059
MDC Holdings, Inc.	22,755	560,683
Meritage Homes Corp. (I)	17,344	391,281
Ryland Group, Inc.	27,322	451,633
Standard Pacific Corp. (I)(L)	65,514	219,472
Universal Electronics, Inc. (I)	9,764	246,639
		5,992,695
Internet & Catalog Retail - 0.38%
Blue Nile, Inc. (I)(L)	8,136	357,821

The accompanying notes are an integral part of the financial statements.

57

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
HSN, Inc. (I)	24,605	$809,997
NutriSystem, Inc. (L)	17,639	248,004
Overstock.com, Inc. (I)(L)	8,373	127,437
PetMed Express, Inc. (L)	14,532	172,204
Shutterfly, Inc. (I)	18,248	1,047,800
ValueVision Media, Inc. (I)	26,332	201,440
		2,964,703
Leisure Equipment & Products - 0.38%
Arctic Cat, Inc. (I)	8,176	109,804
Brunswick Corp.	54,540	1,112,616
Callaway Golf Company (L)	40,270	250,479
Eastman Kodak Co. (I)(L)	166,277	595,272
Jakks Pacific, Inc. (I)(L)	17,109	314,977
Leapfrog Enterprises, Inc. (I)(L)	28,022	118,253
Smith & Wesson Holding Corp. (I)(L)	41,745	125,235
Steinway Musical Instruments, Inc. (I)	4,518	116,067
Sturm Ruger & Company, Inc.	11,647	255,652
		2,998,355
Media - 1.41%
AH Belo Corp.	12,895	95,939
Arbitron, Inc.	16,633	687,442
Ascent Media Corp., Class A (I)	9,326	493,998
Belo Corp., Class A (I)	58,242	438,562
Central European
Media Enterprises, Ltd. (I)(L)	22,771	449,727
Cinemark Holdings, Inc.	56,836	1,177,074
Entercom Communications Corp., Class A (I)	16,396	142,317
EW Scripps Company (I)	22,359	216,212
Fisher Communications, Inc. (I)	6,274	187,091
Global Traffic Network, Inc. (I)	10,506	120,714
Gray Television, Inc. (I)(L)	36,455	96,241
Harte-Hanks, Inc.	27,940	226,873
Interclick, Inc. (I)	15,112	120,292
Journal Communications, Inc., Class A (I)	29,409	152,045
Knology, Inc. (I)	18,969	281,690
LIN TV Corp., Class A (I)	22,886	111,455
Lions Gate Entertainment Corp. (I)	29,337	194,211
Live Nation Entertainment, Inc. (I)	86,986	997,729
MDC Partners, Inc., Class A	15,733	284,138
Meredith Corp. (L)	22,200	691,086
National CineMedia, Inc.	34,581	584,765
ReachLocal, Inc. (I)	6,594	137,353
Rentrak Corp. (I)	7,341	130,229
Scholastic Corp. (L)	16,310	433,846
Sinclair Broadcast Group, Inc., Class A	32,541	357,300
The McClatchy Company, Class A (I)(L)	38,174	107,269
The New York Times Company, Class A (I)	83,971	732,227
Valassis Communications, Inc. (I)	30,091	911,757
Warner Music Group Corp. (I)	36,832	302,759
World Wrestling
Entertainment, Inc., Class A (L)	18,625	177,496
		11,039,837
Multiline Retail - 0.24%
99 Cents Only Stores (I)(L)	28,553	577,913
Fred’s, Inc., Class A	24,481	353,261
Saks, Inc. (I)(L)	71,156	794,813
Tuesday Morning Corp. (I)	30,393	141,327
		1,867,314
Specialty Retail - 3.14%
Aeropostale, Inc. (I)	49,612	868,210
Americas Car-Mart, Inc. (I)	6,191	204,303
ANN, Inc. (I)	31,998	835,148
Asbury Automotive Group, Inc. (I)	17,924	$332,132
Ascena Retail Group, Inc. (I)	38,550	1,312,628
Barnes & Noble, Inc. (I)(L)	17,958	297,744
Bebe Stores, Inc.	25,319	154,699
Big 5 Sporting Goods Corp.	15,341	120,580
Body Central Corp. (I)	7,627	179,463
Brown Shoe Company, Inc. (L)	27,502	292,896
Cabela’s, Inc. (I)(L)	26,562	721,158
Casual Male Retail Group, Inc. (I)	29,899	124,081
Charming Shoppes, Inc. (I)	73,074	303,988
Christopher & Banks Corp.	25,803	148,367
Citi Trends, Inc. (I)	10,008	150,921
Collective Brands, Inc. (I)(L)	38,016	558,455
Cost Plus, Inc. (I)	12,936	129,360
Destination Maternity Corp.	7,555	150,949
Express, Inc.	34,081	742,966
Genesco, Inc. (I)	14,637	762,588
GNC Holdings, Inc., Class A (I)	14,217	310,073
Group 1 Automotive, Inc. (L)	14,775	608,435
Haverty Furniture Companies, Inc.	13,044	150,136
hhgregg, Inc. (I)(L)	11,496	154,046
Hibbett Sports, Inc. (I)(L)	16,955	690,238
HOT Topic, Inc.	29,019	215,901
JOS A Bank Clothiers, Inc. (I)(L)	16,987	849,520
Kirkland’s, Inc. (I)	11,380	136,788
Lithia Motors, Inc., Class A	13,734	269,598
Lumber Liquidators Holdings, Inc. (I)(L)	14,536	369,214
MarineMax, Inc. (I)(L)	15,852	138,864
Monro Muffler Brake, Inc.	18,692	697,025
Office Depot, Inc. (I)	171,373	723,194
OfficeMax, Inc. (I)	53,366	418,923
Penske Automotive Group, Inc. (L)	27,498	625,305
PEP Boys - Manny, Moe & Jack	32,259	352,591
Pier 1 Imports, Inc. (I)	65,417	756,875
Rent-A-Center, Inc.	38,885	1,188,326
Rue21, Inc. (I)(L)	9,602	312,065
Select Comfort Corp. (I)	34,276	616,282
Shoe Carnival, Inc. (I)(L)	6,175	186,176
Sonic Automotive, Inc. (L)	24,869	364,331
Stage Stores, Inc.	22,389	376,135
Stein Mart, Inc.	17,869	172,257
Systemax, Inc. (I)	7,582	113,275
Talbots, Inc. (I)(L)	45,018	150,360
The Buckle, Inc. (L)	16,600	708,820
The Cato Corp., Class A	16,972	488,794
The Children’s Place Retail Stores, Inc. (I)(L)	16,032	713,264
The Finish Line, Inc., Class A	32,020	685,228
The Men’s Wearhouse, Inc.	31,539	1,062,864
The Wet Seal, Inc., Class A (I)	64,751	289,437
Vitamin Shoppe, Inc. (I)	15,315	700,814
West Marine, Inc. (I)	9,202	95,425
Zale Corp. (I)	21,265	119,084
Zumiez, Inc. (I)(L)	13,529	337,819
		24,538,118
Textiles, Apparel & Luxury Goods - 1.65%
Carter’s, Inc. (I)	29,986	922,369
Cherokee, Inc.	7,108	121,973
Columbia Sportswear Company (L)	7,310	463,454
CROCS, Inc. (I)(L)	52,388	1,348,991
Delta Apparel, Inc. (I)	5,351	90,967
G-III Apparel Group, Ltd. (I)	10,149	349,938
Iconix Brand Group, Inc. (I)	44,715	1,082,103
K-Swiss, Inc., Class A (I)	17,044	181,178
Liz Claiborne, Inc. (I)(L)	59,766	319,748

The accompanying notes are an integral part of the financial statements.

58

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Maidenform Brands, Inc. (I)(L)	14,587	$403,476
Movado Group, Inc.	10,912	186,704
Oxford Industries, Inc. (L)	7,911	267,075
Perry Ellis International, Inc. (I)(L)	8,164	206,141
Quiksilver, Inc. (I)(L)	80,008	376,038
Skechers U.S.A., Inc., Class A (I)(L)	23,032	333,503
Steven Madden, Ltd. (I)	23,218	870,907
The Jones Group, Inc.	53,416	579,564
The Timberland Company, Class A (I)	24,337	1,045,761
The Warnaco Group, Inc. (I)	26,766	1,398,524
True Religion Apparel, Inc. (I)	16,098	468,130
Unifi, Inc. (I)	9,385	129,513
Vera Bradley, Inc. (I)	12,216	466,651
Wolverine World Wide, Inc.	30,139	1,258,303
		12,871,011
		101,808,518
Consumer Staples - 3.27%
Beverages - 0.22%
Boston Beer Company, Inc. (I)	5,212	466,995
Central European Distribution Corp. (I)	45,176	505,971
Coca-Cola Bottling Company Consolidated	2,946	199,326
Heckmann Corp. (I)(L)	57,280	345,971
National Beverage Corp.	7,182	105,216
Primo Water Corp. (I)	8,696	125,135
		1,748,614
Food & Staples Retailing - 0.97%
Arden Group, Inc.	999	91,928
Casey’s General Stores, Inc.	22,739	1,000,516
Ingles Markets, Inc.	8,904	147,361
Nash Finch Company	7,580	271,440
Pricesmart, Inc.	11,256	576,645
Rite Aid Corp. (I)(L)	369,365	491,255
Ruddick Corp.	29,470	1,283,124
Spartan Stores, Inc.	14,216	277,638
Susser Holdings Corp. (I)	6,171	97,008
The Andersons, Inc.	11,380	480,805
The Fresh Market, Inc. (I)	16,945	655,433
The Pantry, Inc. (I)	14,580	273,958
United Natural Foods, Inc. (I)	29,603	1,263,160
Village Super Market, Inc.	4,326	119,873
Weis Markets, Inc.	6,229	253,707
Winn-Dixie Stores, Inc. (I)(L)	34,373	290,452
		7,574,303
Food Products - 1.33%
B&G Foods, Inc. (L)	29,358	605,362
Cal-Maine Foods, Inc. (L)	9,048	289,174
Calavo Growers, Inc.	8,099	170,565
Chiquita Brands International, Inc. (I)	28,037	365,042
Darling International, Inc. (I)	71,874	1,272,170
Diamond Foods, Inc. (L)	13,559	1,035,094
Dole Food Company, Inc. (I)(L)	22,358	302,280
Fresh Del Monte Produce, Inc.	21,666	577,832
Imperial Sugar Company	8,070	161,400
J & J Snack Foods Corp.	8,956	446,457
Lancaster Colony Corp. (L)	11,363	691,098
Limoneira Company (L)	5,722	129,260
Omega Protein Corp. (I)	12,596	173,825
Pilgrim’s Pride Corp. (I)(L)	32,210	174,256
Sanderson Farms, Inc. (L)	13,598	649,712
Seneca Foods Corp., Class A (I)(L)	6,411	163,993
Smart Balance, Inc. (I)	39,839	206,366
Snyders-Lance, Inc.	29,099	629,411
The Hain Celestial Group, Inc. (I)	21,979	$733,219
Tootsie Roll Industries, Inc. (L)	14,453	422,895
TreeHouse Foods, Inc. (I)(L)	21,663	1,183,016
		10,382,427
Household Products - 0.14%
Central Garden & Pet Company, Class A (I)	30,003	304,530
Spectrum Brands Holdings, Inc. (I)	10,272	328,704
WD-40 Company	10,817	422,296
		1,055,530
Personal Products - 0.42%
Elizabeth Arden, Inc. (I)	15,387	446,685
Inter Parfums, Inc.	10,638	244,993
Medifast, Inc. (I)(L)	8,697	206,380
Nature’s Sunshine Products, Inc. (I)	8,139	158,548
Nu Skin Enterprises, Inc., Class A (L)	33,391	1,253,832
Nutraceutical International Corp. (I)	7,362	113,228
Prestige Brands Holdings, Inc. (I)	31,366	402,739
Revlon, Inc. (I)	7,499	125,983
Schiff Nutrition International, Inc.	9,780	109,438
Synutra International, Inc. (I)(L)	12,232	120,118
USANA Health Sciences, Inc. (I)(L)	4,433	138,664
		3,320,608
Tobacco - 0.19%
Alliance One International, Inc. (I)	56,538	182,618
Star Scientific, Inc. (I)(L)	66,835	300,758
Universal Corp. (L)	13,681	515,363
Vector Group, Ltd. (L)	28,216	501,963
		1,500,702
		25,582,184
Energy - 6.92%
Energy Equipment & Services - 2.16%
Basic Energy Services, Inc. (I)	14,959	470,760
Bristow Group, Inc.	22,113	1,128,205
Cal Dive International, Inc. (I)	60,326	360,749
Complete Production Services, Inc. (I)(L)	48,226	1,608,819
Dawson Geophysical Company (I)(L)	5,149	175,838
Dril-Quip, Inc. (I)	20,922	1,419,139
Exterran Holdings, Inc. (I)	39,251	778,347
Global Geophysical Services, Inc. (I)	11,601	206,498
Global Industries, Ltd. (I)(L)	63,481	347,876
Gulf Islands Fabrication, Inc.	9,092	293,490
Gulfmark Offshore, Inc., Class A (I)	14,587	644,600
Helix Energy Solutions Group, Inc. (I)	64,939	1,075,390
Hercules Offshore, Inc. (I)(L)	71,178	392,191
Hornbeck Offshore Services, Inc. (I)(L)	13,885	381,838
ION Geophysical Corp. (I)	80,777	764,150
Key Energy Services, Inc. (I)	75,975	1,367,550
Lufkin Industries, Inc.	18,605	1,600,960
Matrix Service Company (I)	16,859	225,573
Mitcham Industries, Inc. (I)	7,015	121,360
Natural Gas Services Group, Inc. (I)	8,712	140,786
Newpark Resources, Inc. (I)	55,845	506,514
OYO Geospace Corp. (I)	2,693	269,300
Parker Drilling Company (I)	71,801	420,036
PHI, Inc. (I)	9,139	198,590
Pioneer Drilling Company (I)	33,459	509,915
Tesco Corp. (I)	18,693	362,831
Tetra Technologies, Inc. (I)	47,476	604,369
Union Drilling, Inc. (I)	10,421	107,232
Vantage Drilling Company (I)	110,981	201,985

The accompanying notes are an integral part of the financial statements.

59

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Willbros Group, Inc. (I)	24,800	$211,792
		16,896,683
Oil, Gas & Consumable Fuels - 4.76%
Abraxas Petroleum Corp. (I)(L)	53,382	204,453
Amyris, Inc. (I)(L)	11,094	311,630
Apco Oil and Gas International, Inc. (L)	5,495	477,680
Approach Resources, Inc. (I)	13,838	313,707
ATP Oil & Gas Corp. (I)(L)	27,783	425,358
Berry Petroleum Company, Class A	31,421	1,669,398
Bill Barrett Corp. (I)	28,507	1,321,299
BPZ Resources, Inc. (I)(L)	64,301	210,907
Callon Petroleum Company (I)	25,120	176,342
Carrizo Oil & Gas, Inc. (I)(L)	23,903	997,950
Cheniere Energy, Inc. (I)(L)	43,529	398,726
Clayton Williams Energy, Inc. (I)	3,701	222,245
Clean Energy Fuels Corp. (I)(L)	31,020	407,913
Cloud Peak Energy, Inc. (I)	37,349	795,534
Comstock Resources, Inc. (I)	29,028	835,716
Contango Oil & Gas Company (I)	7,454	435,612
Crosstex Energy, Inc. (L)	26,143	311,102
CVR Energy, Inc. (I)	53,881	1,326,550
Delek US Holdings, Inc.	8,979	140,970
DHT Holdings, Inc. (L)	44,010	168,558
Endeavour International Corp. (I)(L)	23,071	347,680
Energy Partners, Ltd. (I)	17,773	263,218
Energy XXI Bermuda, Ltd. (I)	45,943	1,526,226
Evolution Petroleum Corp. (I)	12,706	90,213
Frontline, Ltd. (L)	31,325	461,731
FX Energy, Inc. (I)(L)	32,851	288,432
Gastar Exploration, Ltd. (I)	38,372	131,616
General Maritime Corp. (L)	78,105	105,442
Georesources, Inc. (I)	12,438	279,731
GMX Resources, Inc. (I)(L)	38,694	172,188
Golar LNG Energy, Ltd. (I)(L)	3,332	16,422
Golar LNG, Ltd. (L)	22,483	784,432
Goodrich Petroleum Corp. (I)(L)	16,210	298,426
Green Plains Renewable Energy, Inc. (I)(L)	13,470	145,341
Gulfport Energy Corp. (I)	23,746	705,019
Harvest Natural Resources, Inc. (I)(L)	21,021	231,862
Houston American Energy Corp. (L)	10,470	189,821
Hyperdynamics Corp. (I)(L)	96,249	413,871
James River Coal Company (I)(L)	21,866	455,250
Knightsbridge Tankers, Ltd. (L)	13,632	300,313
Kodiak Oil & Gas Corp. (I)(L)	109,668	632,784
Magnum Hunter Resources Corp. (I)(L)	68,497	463,040
McMoRan Exploration Company (I)(L)	60,140	1,111,387
Miller Energy Resources, Inc. (I)	20,609	131,898
Nordic American Tanker Shipping, Ltd. (L)	28,029	637,379
Northern Oil and Gas, Inc. (I)(L)	38,727	857,803
Oasis Petroleum, Inc. (I)	36,257	1,076,108
Overseas Shipholding Group, Inc. (L)	16,429	442,597
Panhandle Oil and Gas, Inc.	5,026	148,217
Patriot Coal Corp. (I)	56,052	1,247,718
Penn Virginia Corp.	28,210	372,654
Petroleum Development Corp. (I)	14,530	434,592
Petroquest Energy, Inc. (I)(L)	34,675	243,419
Rentech, Inc. (I)(L)	144,664	153,344
Resolute Energy Corp. (I)(L)	28,459	459,897
REX American Resources Corp (I)	5,479	90,951
Rex Energy Corp. (I)	21,636	222,202
Rosetta Resources, Inc. (I)	32,386	1,669,174
Scorpio Tankers, Inc. (I)	16,767	167,502
SemGroup Corp., Class A (I)	25,541	655,637
Ship Finance International, Ltd. (L)	26,662	480,449
Solazyme, Inc. (I)	7,496	$172,183
Stone Energy Corp. (I)	30,046	913,098
Swift Energy Company (I)	25,749	959,665
Syntroleum Corp. (I)(L)	52,118	76,613
Targa Resources Corp.	10,374	347,114
Teekay Tankers, Ltd., Class A (L)	26,364	247,822
Triangle Petroleum Corp. (I)	28,038	181,125
Ur-energy, Inc. (I)	71,689	114,702
Uranerz Energy Corp. (I)(L)	42,530	128,441
Uranium Energy Corp. (I)(L)	46,996	143,808
Uranium Resources, Inc. (I)	64,143	107,119
USEC, Inc. (I)(L)	71,186	237,761
Vaalco Energy, Inc. (I)	31,694	190,798
Venoco, Inc. (I)	18,692	238,136
W&T Offshore, Inc. (L)	21,227	554,449
Warren Resources, Inc. (I)	46,290	176,365
Western Refining, Inc. (I)(L)	32,632	589,660
Westmoreland Coal Company (I)	7,255	128,776
World Fuel Services Corp.	43,317	1,556,380
Zion Oil & Gas, Inc. (I)(L)	19,425	115,579
		37,237,230
		54,133,913
Financials - 20.27%
Capital Markets - 2.05%
Apollo Investment Corp.	117,804	1,202,779
Arlington Asset Investment Corp. (L)	4,300	134,977
Artio Global Investors, Inc. (L)	19,590	221,367
BGC Partners, Inc., Class A (L)	46,684	360,867
BlackRock Kelso Capital Corp.	44,436	398,591
Calamos Asset Management, Inc.	12,515	181,718
Capital Southwest Corp. (L)	1,848	170,515
Cohen & Steers, Inc. (L)	11,066	366,838
Cowen Group, Inc., Class A (I)(L)	44,416	167,004
Diamond Hill Investment Group, Inc.	1,919	155,996
Duff & Phelps Corp.	18,967	243,347
Edelman Financial Group, Inc.	14,816	116,898
Epoch Holding Corp. (L)	9,877	176,304
Evercore Partners, Inc., Class A	12,126	404,038
FBR Capital Markets Corp. (I)	36,325	123,505
Fifth Street Finance Corp.	40,083	464,963
Financial Engines, Inc. (I)	23,797	616,818
FXCM, Inc.	12,104	120,072
GAMCO Investors, Inc., Class A	4,363	201,963
GFI Group, Inc.	44,062	202,245
Gladstone Capital Corp. (L)	14,983	138,443
Gladstone Investment Corp.	16,072	114,754
Gleacher & Company, Inc. (I)(L)	52,209	106,506
Golub Capital BDC Inc.	7,283	108,735
Harris & Harris Group, Inc. (I)(L)	22,168	113,722
Hercules Technology Growth Capital, Inc.	27,205	286,197
HFF, Inc. (I)	18,017	271,877
ICG Group, Inc. (I)	23,228	284,078
International FCStone, Inc. (I)(L)	8,662	209,707
Investment Technology Group, Inc. (I)	25,445	356,739
KBW, Inc. (L)	22,384	418,581
Knight Capital Group, Inc., Class A (I)	60,850	670,567
Kohlberg Capital Corp.	14,112	112,190
Ladenburg Thalmann
Financial Services, Inc. (I)	76,550	105,639
Main Street Capital Corp.	12,770	241,992
MCG Capital Corp.	47,847	290,910
Medallion Financial Corp.	11,081	108,040
Medley Capital Corp.	8,830	103,664

The accompanying notes are an integral part of the financial statements.

60

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
MF Global Holdings, Ltd. (I)	100,470	$777,638
MVC Capital, Inc.	15,587	206,216
NGP Capital Resources Company	15,346	125,837
Oppenheimer Holdings, Inc., Class A	6,585	185,763
optionsXpress Holdings, Inc.	26,485	441,770
PennantPark Investment Corp.	27,768	311,279
Piper Jaffray Companies (I)	9,819	282,885
Prospect Capital Corp.	58,061	586,997
Safeguard Scientifics, Inc. (I)	13,148	248,234
Solar Capital Ltd.	20,629	509,330
Solar Senior Capital, Ltd.	6,117	109,800
Stifel Financial Corp. (I)	32,772	1,175,204
SWS Group, Inc. (L)	19,528	116,973
THL Credit, Inc.	7,152	92,976
TICC Capital Corp.	20,393	195,773
Triangle Capital Corp.	12,018	221,852
Virtus Investment Partners, Inc. (I)	3,530	214,271
Westwood Holdings Group, Inc.	4,403	167,754
		16,043,698
Commercial Banks - 5.54%
1st Source Corp.	9,449	195,972
1st United Bancorp, Inc. (I)	20,821	129,507
Alliance Financial Corp. (L)	3,895	118,914
Ameris Bancorp (I)(L)	17,004	150,825
Ames National Corp. (L)	5,984	108,669
Arrow Financial Corp. (L)	6,847	167,546
BancFirst Corp.	3,965	153,049
Banco Latinoamericano de
Comercio Exterior SA	17,022	294,821
Bancorp Rhode Island, Inc.	2,781	126,035
Bancorp, Inc. (I)	19,299	201,675
BancorpSouth, Inc.	50,794	630,354
Bank of the Ozarks, Inc. (L)	8,290	431,577
Banner Corp.	10,722	187,635
Boston Private Financial Holdings, Inc. (L)	48,574	319,617
Bridge Bancorp, Inc. (L)	5,300	112,784
Bryn Mawr Bank Corp.	7,630	154,508
Camden National Corp.	5,348	175,468
Capital City Bank Group, Inc. (L)	9,208	94,474
Cardinal Financial Corp.	19,665	215,332
Cathay General Bancorp	48,173	789,555
Center Financial Corp. (I)	24,501	155,581
Centerstate Banks, Inc.	17,234	119,259
Central Pacific Financial Corp. (I)	9,477	132,678
Chemical Financial Corp.	16,655	312,448
Citizens & Northern Corp.	8,698	131,079
City Holding Company (L)	9,287	306,750
CNB Financial Corp.	9,244	128,399
CoBiz Financial, Inc. (L)	23,215	151,826
Columbia Banking System, Inc.	24,746	426,126
Community Bank Systems, Inc. (L)	22,327	553,486
Community Trust Bancorp, Inc.	8,563	237,366
CVB Financial Corp. (L)	55,248	511,044
Danvers Bancorp, Inc. (L)	13,528	294,505
Eagle Bancorp, Inc. (I)	12,002	159,627
Enterprise Financial Services Corp. (L)	10,989	148,681
Financial Institutions, Inc.	9,559	156,959
First Bancorp, Inc.	7,167	106,502
First Bancorp/Troy NC (L)	10,520	107,725
First Busey Corp.	49,138	259,940
First Commonwealth Financial Corp.	64,045	367,618
First Community Bancshares, Inc. (L)	10,807	151,298
First Financial Bancorp	35,823	597,886
First Financial Bankshares, Inc. (L)	19,136	659,235
First Financial Corp./Indiana	7,028	$230,097
First Interstate Bancsystem, Inc.	10,568	155,772
First Merchants Corp. (L)	17,409	155,636
First Midwest Bancorp, Inc.	46,176	567,503
FirstMerit Corp.	65,832	1,086,886
FNB Corp. (L)	76,766	794,528
German American Bancorp, Inc. (L)	8,959	148,540
Glacier Bancorp, Inc. (L)	44,248	596,463
Great Southern Bancorp, Inc.	7,316	138,638
Hampton Roads Bankshares, Inc. (I)(L)	6,324	62,608
Hancock Holding Company (L)	46,434	1,438,525
Heartland Financial USA, Inc. (L)	9,442	137,381
Home Bancshares, Inc.	13,587	321,197
Hudson Valley Holding Corp.	9,301	179,602
Iberiabank Corp. (L)	16,305	939,820
Independent Bank Corp. - MA (L)	13,018	341,723
International Bancshares Corp. (L)	32,377	541,667
Investors Bancorp, Inc. (I)	28,241	401,022
Lakeland Bancorp, Inc.	15,422	153,912
Lakeland Financial Corp.	10,541	234,643
MainSource Financial Group, Inc.	14,303	118,715
MB Financial, Inc.	33,604	646,541
Metro Bancorp, Inc. (I)	10,448	119,316
Nara Bancorp, Inc. (I)	24,974	203,039
National Bankshares, Inc. (L)	5,569	139,448
National Penn Bancshares, Inc.	75,956	602,331
NBT Bancorp, Inc.	21,370	472,918
Northfield Bancorp, Inc. (L)	11,701	164,516
Old National Bancorp	57,821	624,467
OmniAmerican Bancorp, Inc. (I)	9,122	136,556
Oriental Financial Group, Inc.	27,967	360,495
Orrstown Financial Services, Inc.	5,266	138,548
Pacific Capital Bancorp (I)	2,969	94,385
Pacific Continental Corp.	13,868	126,892
PacWest Bancorp (L)	18,530	381,162
Park National Corp. (L)	7,836	516,079
Park Sterling Corp. (I)	22,979	113,976
Penns Woods Bancorp, Inc. (L)	3,470	119,229
Peoples Bancorp, Inc.	8,127	91,591
Pinnacle Financial Partners, Inc. (I)(L)	21,278	331,086
PrivateBancorp, Inc.	37,150	512,670
Prosperity Bancshares, Inc. (L)	28,431	1,245,846
Renasant Corp. (L)	15,027	217,741
Republic Bancorp, Inc., Class A (L)	6,396	127,280
S&T Bancorp, Inc. (L)	17,180	319,376
Sandy Spring Bancorp, Inc.	15,262	274,563
SCBT Financial Corp.	8,622	247,279
Seacoast Banking Corp. of Florida (I)	57,031	85,547
Sierra Bancorp	8,141	92,156
Signature Bank (I)(L)	25,143	1,438,180
Simmons First National Corp., Class A	10,713	274,896
Southside Bancshares, Inc. (L)	10,834	215,055
Southwest Bancorp, Inc. (I)	13,327	130,471
State Bancorp, Inc.	10,674	142,391
State Bank Financial Corp. (I)	19,681	322,178
StellarOne Corp.	15,468	187,317
Sterling Bancorp	21,008	199,366
Sterling Bancshares, Inc.	62,183	507,413
Sterling Financial Corp. (I)	16,940	272,226
Suffolk Bancorp	7,200	100,512
Sun Bancorp, Inc. (I)	26,882	98,119
Susquehanna Bancshares, Inc. (L)	79,274	634,192
SVB Financial Group (I)(L)	26,086	1,557,595
SY Bancorp, Inc. (L)	8,259	192,022
Texas Capital Bancshares, Inc. (I)(L)	22,507	581,356

The accompanying notes are an integral part of the financial statements.

61

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Tompkins Financial Corp.	5,135	$201,497
Tower Bancorp., Inc.	7,247	198,568
TowneBank (L)	15,623	209,036
TriCo Bancshares (L)	9,948	145,241
Trustmark Corp. (L)	38,684	905,592
UMB Financial Corp.	19,220	804,934
Umpqua Holdings Corp.	69,837	808,014
Union First Market Bankshares Corp.	13,266	161,580
United Bankshares, Inc. (L)	26,618	651,609
United Community Banks, Inc. (I)(L)	14,013	147,977
Univest Corp. of Pennsylvania	11,345	177,322
Washington Banking Company (L)	11,983	158,415
Washington Trust Bancorp, Inc.	9,308	213,805
Webster Financial Corp.	44,070	926,351
WesBanco, Inc. (L)	14,059	276,400
West Bancorp, Inc.	12,849	113,200
West Coast Bancorp (I)(L)	12,499	209,483
Westamerica Bancorp. (L)	17,343	854,143
Western Alliance Bancorp (I)	43,296	307,402
Wilshire Bancorp, Inc. (I)(L)	38,960	114,542
Wintrust Financial Corp. (L)	21,283	684,887
		43,307,533
Consumer Finance - 0.69%
Advance America Cash Advance Centers, Inc.	34,362	236,754
Cash America International, Inc.	17,837	1,032,227
Credit Acceptance Corp. (I)	3,931	332,052
Dollar Financial Corp. (I)	26,664	577,276
EZCORP, Inc., Class A (I)	28,614	1,017,943
First Cash Financial Services, Inc. (I)	19,139	803,647
Imperial Holdings, Inc. (I)	12,720	129,235
Nelnet, Inc., Class A	15,826	349,122
Netspend Holdings, Inc. (I)	18,727	187,270
Nicholas Financial, Inc. (I)	7,407	87,995
World Acceptance Corp. (I)(L)	9,678	634,586
		5,388,107
Diversified Financial Services - 0.43%
Compass Diversified Holdings (L)	24,659	406,627
Encore Capital Group, Inc. (I)	9,868	303,145
MarketAxess Holdings, Inc.	17,611	441,332
NewStar Financial, Inc. (I)	17,196	183,653
PHH Corp. (I)(L)	34,191	701,599
PICO Holdings, Inc. (I)	14,557	422,153
Portfolio Recovery Associates, Inc. (I)(L)	10,442	885,377
		3,343,886
Insurance - 2.40%
Alterra Capital Holdings, Ltd.	54,422	1,213,611
American Equity Investment Life
Holding Company	36,830	468,109
American Safety Insurance Holdings, Ltd. (I)	7,855	150,345
AMERISAFE, Inc. (I)	12,027	272,051
Amtrust Financial Services, Inc. (L)	15,264	347,714
Argo Group International Holdings, Ltd.	16,665	495,284
Baldwin & Lyons, Inc., Class B (L)	6,196	143,561
Citizens, Inc., Class A (I)(L)	29,399	200,501
CNO Financial Group, Inc. (I)	135,010	1,067,929
Crawford & Company, Class B	17,693	125,090
Delphi Financial Group, Inc., Class A	29,309	856,116
eHealth, Inc. (I)(L)	13,950	186,372
Employers Holdings, Inc.	24,409	409,339
Enstar Group, Ltd. (I)(L)	4,151	433,738
FBL Financial Group, Inc., Class A	8,075	259,611
First American Financial Corp.	64,241	1,005,372
Flagstone Reinsurance Holdings SA	32,892	277,280
FPIC Insurance Group, Inc. (I)	5,579	$232,533
Global Indemnity PLC (I)	8,750	194,075
Greenlight Capital Re, Ltd., Class A (I)	17,404	457,551
Harleysville Group, Inc.	8,054	251,043
Hilltop Holdings, Inc. (I)	27,617	244,134
Horace Mann Educators Corp.	24,144	376,888
Infinity Property & Casualty Corp.	7,623	416,673
Kansas City Life Insurance Company	3,450	107,468
Maiden Holdings, Ltd.	31,730	288,743
Meadowbrook Insurance Group, Inc.	33,552	332,500
Montpelier Re Holdings, Ltd. (L)	37,756	679,608
National Financial Partners Corp. (I)(L)	27,128	313,057
National Western Life Insurance
Company, Class A	1,412	225,172
OneBeacon Insurance Group, Ltd.	14,377	192,508
Platinum Underwriters Holdings, Ltd.	22,319	741,884
Presidential Life Corp. (L)	15,523	162,060
Primerica, Inc.	20,241	444,695
ProAssurance Corp. (I)	18,534	1,297,380
RLI Corp.	11,163	691,213
Safety Insurance Group, Inc.	7,665	322,237
SeaBright Holdings, Inc.	15,587	154,311
Selective Insurance Group, Inc.	33,876	551,163
State Auto Financial Corp.	9,725	169,507
Stewart Information Services Corp. (L)	13,069	131,082
Symetra Financial Corp.	40,419	542,827
The Navigators Group, Inc. (I)	8,700	408,900
The Phoenix Companies, Inc. (I)(L)	75,766	186,384
Tower Group, Inc.	23,005	547,979
United Fire & Casualty Company	13,697	237,917
		18,813,515
Real Estate Investment Trusts - 7.87%
Acadia Realty Trust	25,371	515,792
Agree Realty Corp.	7,129	159,191
Alexander’s, Inc.	1,266	502,602
American Assets Trust, Inc.	19,969	448,304
American Campus Communities, Inc.	41,247	1,465,093
Anworth Mortgage Asset Corp.	73,793	554,185
Apollo Commercial Real Estate Finance, Inc.	12,737	205,320
Armour Residential REIT, Inc.	31,868	234,230
Ashford Hospitality Trust, Inc.	28,885	359,618
Associated Estates Realty Corp.	25,522	414,733
BioMed Realty Trust, Inc.	79,551	1,530,561
Campus Crest Communities, Inc.	19,280	249,483
CapLease, Inc.	45,502	223,415
Capstead Mortage Corp.	45,837	614,216
CBL & Associates Properties, Inc. (L)	90,839	1,646,911
Cedar Shopping Centers, Inc.	37,193	191,544
Chatham Lodging Trust	10,642	171,443
Chesapeake Lodging Trust	19,593	334,257
Cogdell Spencer, Inc.	32,265	193,267
Colonial Properties Trust	50,933	1,039,033
Colony Financial, Inc.	19,476	351,931
Coresite Realty Corp.	12,624	207,034
Cousins Properties, Inc.	57,392	490,128
CreXus Investment Corp.	32,644	362,675
Cypress Sharpridge Investments, Inc. (L)	49,940	639,731
DCT Industrial Trust, Inc. (L)	149,845	783,689
DiamondRock Hospitality Company (L)	102,455	1,099,342
DuPont Fabros Technology, Inc. (L)	35,897	904,604
Dynex Capital, Inc.	25,855	250,276
EastGroup Properties, Inc.	16,504	701,585
Education Realty Trust, Inc.	44,841	384,287
Entertainment Properties Trust (L)	28,104	1,312,457

The accompanying notes are an integral part of the financial statements.

62

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Equity Lifestyle Properties, Inc.	15,475	$966,259
Equity One, Inc. (L)	31,343	584,234
Excel Trust, Inc.	13,899	153,306
Extra Space Storage, Inc.	57,158	1,219,180
FelCor Lodging Trust, Inc. (I)	77,980	415,633
First Industrial Realty Trust, Inc. (I)	47,895	548,398
First Potomac Realty Trust	30,123	461,183
Franklin Street Properties Corp. (L)	43,142	556,963
Getty Realty Corp. (L)	15,922	401,712
Gladstone Commercial Corp. (L)	9,442	163,630
Glimcher Realty Trust	62,555	594,273
Government Properties Income Trust	18,466	498,951
Hatteras Financial Corp.	43,921	1,239,890
Healthcare Realty Trust, Inc.	43,894	905,533
Hersha Hospitality Trust	87,747	488,751
Highwoods Properties, Inc.	43,118	1,428,499
Home Properties, Inc.	23,453	1,427,819
Hudson Pacific Properties, Inc.	13,823	214,671
Inland Real Estate Corp.	49,312	435,425
Invesco Mortgage Capital, Inc.	40,013	845,475
Investors Real Estate Trust (L)	48,832	422,885
iStar Financial, Inc. (I)(L)	56,794	460,599
Kilroy Realty Corp. (L)	35,321	1,394,826
Kite Realty Group Trust	38,425	191,357
LaSalle Hotel Properties	51,931	1,367,863
Lexington Realty Trust (L)	73,970	675,346
LTC Properties, Inc.	17,565	488,658
Medical Properties Trust, Inc. (L)	67,930	781,195
MFA Financial, Inc.	210,334	1,691,085
Mid-America Apartment Communities, Inc.	22,007	1,484,812
Mission West Properties, Inc.	15,945	139,997
Monmouth Real Estate Investment Corp.	25,831	218,272
MPG Office Trust, Inc. (I)(L)	35,538	101,639
National Health Investments, Inc.	14,532	645,657
National Retail Properties, Inc. (L)	50,507	1,237,927
Newcastle Investment Corp.	49,839	288,069
NorthStar Realty Finance Corp.	59,392	239,350
Omega Healthcare Investors, Inc.	61,672	1,295,729
One Liberty Properties, Inc. (L)	8,440	130,314
Parkway Properties, Inc.	14,490	247,199
Pebblebrook Hotel Trust	31,074	627,384
Pennsylvania Real Estate Investment Trust	34,196	536,877
Pennymac Mortgage Investment Trust	17,022	282,055
Post Properties, Inc.	30,283	1,234,335
Potlatch Corp.	24,366	859,389
PS Business Parks, Inc.	11,273	621,142
RAIT Financial Trust (I)(L)	72,654	152,573
Ramco-Gershenson Properties Trust	24,221	299,856
Redwood Trust, Inc. (L)	47,940	724,853
Resource Capital Corp. (L)	43,826	276,980
Retail Opportunity Investments Corp.	25,706	276,597
RLJ Lodging Trust (I)	16,614	288,585
Sabra Healthcare REIT, Inc.	16,400	274,044
Saul Centers, Inc.	5,087	200,275
Sovran Self Storage, Inc.	16,979	696,139
Stag Industrial, Inc.	12,284	150,479
Starwood Property Trust, Inc.	55,630	1,140,971
Strategic Hotels & Resorts, Inc. (I)	108,659	769,306
Summit Hotel Properties, Inc.	18,025	204,584
Sun Communities, Inc. (L)	13,290	495,850
Sunstone Hotel Investors, Inc. (I)(L)	72,963	676,367
Tanger Factory Outlet Centers, Inc.	48,840	1,307,447
Terreno Realty Corp.	8,272	140,707
Two Harbors Investment Corp.	52,878	568,439
U-Store-It Trust	61,465	646,612
UMH Properties, Inc.	12,154	$130,048
Universal Health Realty Income Trust	7,274	290,815
Urstadt Biddle Properties, Inc., Class A	14,262	258,285
Walter Investment Management Corp.	16,067	356,527
Washington Real Estate Investment Trust	39,685	1,290,556
Winthrop Realty Trust	18,439	220,162
		61,591,740
Real Estate Management & Development - 0.13%
Avatar Holdings, Inc. (I)	6,426	97,739
Consolidated-Tomoka Land Company (L)	3,357	96,010
Forestar Group, Inc. (I)	22,163	364,138
Kennedy-Wilson Holdings, Inc. (L)	15,504	189,924
Tejon Ranch Company (I)	8,778	299,330
		1,047,141
Thrifts & Mortgage Finance - 1.16%
Abington Bancorp, Inc. (L)	14,805	154,416
Astoria Financial Corp. (L)	51,439	657,905
Bank Mutual Corp.	34,111	125,187
BankFinancial Corp.	15,453	130,887
Beneficial Mutual Bancorp, Inc. (I)	21,946	180,286
Berkshire Hill Bancorp, Inc. (L)	10,687	239,282
BofI Holding, Inc. (I)(L)	6,904	99,487
Brookline Bancorp, Inc.	37,370	346,420
Dime Community Bancshares	20,394	296,529
Doral Financial Corp. (I)	81,895	160,514
ESSA Bancorp, Inc.	9,491	117,878
Federal Agricultural
Mortgage Corp., Class C (L)	6,426	142,143
First Defiance Financial Corp. (I)	7,363	108,162
First Financial Holdings, Inc.	11,920	106,922
First PacTrust Bancorp, Inc. (L)	6,793	100,944
Flagstar Bancorp, Inc. (I)	120,843	143,803
Flushing Financial Corp.	20,627	268,151
Franklin Financial Corp./VA (I)	10,865	131,032
Home Federal Bancorp, Inc.	12,227	134,375
MGIC Investment Corp. (I)	115,818	689,117
Northwest Bancshares, Inc.	63,132	794,201
OceanFirst Financial Corp.	10,569	136,869
Ocwen Financial Corp. (I)	45,403	579,342
Oritani Financial Corp.	35,167	449,786
Provident Financial Services, Inc.	36,240	518,957
Provident New York Bancorp	24,713	206,601
Radian Group, Inc.	82,702	349,829
Rockville Financial, Inc.	19,877	196,782
Territorial Bancorp, Inc.	8,776	181,839
The PMI Group, Inc. (I)(L)	101,682	108,800
TrustCo Bank Corp. (L)	48,856	239,394
United Financial Bancorp, Inc.	11,633	179,497
Viewpoint Financial Group	23,170	319,746
Walker & Dunlop, Inc. (I)	7,183	95,534
Westfield Financial, Inc.	20,646	167,646
WSFS Financial Corp.	4,597	182,271
		9,040,534
		158,576,154
Health Care - 12.30%
Biotechnology - 3.56%
Achillion Pharmaceuticals, Inc. (I)	25,167	187,242
Acorda Therapeutics, Inc. (I)	24,280	784,487
Affymax, Inc. (I)	23,873	164,008
Alkermes, Inc. (I)	58,367	1,085,626
Allos Therapeutics, Inc. (I)(L)	53,900	115,346
Alnylam Pharmaceuticals, Inc. (I)(L)	24,397	228,600

The accompanying notes are an integral part of the financial statements.

63

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
AMAG Pharmaceuticals, Inc. (I)(L)	13,901	$261,339
Anthera Pharmaceuticals, Inc. (I)	11,953	97,656
Ardea Biosciences, Inc. (I)(L)	10,738	273,389
Arena Pharmaceuticals, Inc. (I)(L)	100,217	136,295
Ariad Pharmaceuticals, Inc. (I)	81,198	919,973
Arqule, Inc. (I)	34,969	218,556
Array BioPharma, Inc. (I)	44,836	100,433
AVEO Pharmaceuticals, Inc. (I)	16,689	343,960
AVI BioPharma, Inc. (I)	94,112	134,580
Biosante Pharmaceuticals, Inc. (I)(L)	61,079	167,967
Cell Therapeutics, Inc. (I)	106,695	168,045
Celldex Therapeutics, Inc. (I)(L)	31,828	112,989
Cepheid, Inc. (I)(L)	37,848	1,311,055
Chelsea Therapeutics International, Inc. (I)	34,584	176,378
Codexis, Inc. (I)	16,252	156,507
Cubist Pharmaceuticals, Inc. (I)	36,574	1,316,298
Curis, Inc. (I)(L)	49,747	178,094
Cytori Therapeutics, Inc. (I)(L)	31,552	151,134
Dusa Pharmaceuticals, Inc. (I)	17,141	106,617
Dyax Corp. (I)	68,095	134,828
Dynavax Technologies Corp. (I)	75,448	207,482
Emergent Biosolutions, Inc. (I)	14,551	328,125
Enzon Pharmaceuticals, Inc. (I)	25,754	258,828
Exact Sciences Corp. (I)(L)	33,058	284,299
Exelixis, Inc. (I)(L)	78,919	707,114
Genomic Health, Inc. (I)(L)	10,430	291,101
Geron Corp. (I)(L)	80,458	322,637
Halozyme Therapeutics, Inc. (I)(L)	51,323	354,642
Idenix Pharmaceuticals, Inc. (I)	35,083	175,415
Immunogen, Inc. (I)	46,275	564,092
Immunomedics, Inc. (I)(L)	43,602	177,460
Incyte Corp. (I)(L)	54,481	1,031,870
Infinity Pharmaceuticals, Inc. (I)	14,448	119,340
Inhibitex, Inc. (I)(L)	41,374	162,186
Insmed, Inc. (I)	16,062	192,583
InterMune, Inc. (I)(L)	30,005	1,075,679
Ironwood Pharmaceuticals, Inc. (I)	31,529	495,636
Isis Pharmaceuticals, Inc. (I)(L)	62,143	569,230
Keryx Biopharmaceuticals Inc. (I)(L)	43,978	208,016
Lexicon Pharmaceuticals, Inc. (I)(L)	109,797	193,243
Ligand Pharmaceuticals, Inc., Class B (I)	13,535	161,743
Mannkind Corp. (I)(L)	49,385	187,663
Maxygen, Inc.	21,196	115,942
Medivation, Inc. (I)	19,512	418,142
Metabolix, Inc. (I)	22,530	160,864
Micromet, Inc. (I)(L)	57,383	329,378
Momenta Pharmaceuticals, Inc. (I)(L)	28,443	553,501
Nabi Biopharmaceuticals (I)	30,010	161,454
Neurocrine Biosciences, Inc. (I)	31,215	251,281
Novavax, Inc. (I)(L)	65,060	131,421
NPS Pharmaceuticals, Inc. (I)	53,044	501,266
Nymox Pharmaceutical Corp. (I)(L)	13,517	112,867
OncoGenex Pharmaceutical, Inc. (I)	7,173	122,156
Oncothyreon, Inc. (I)(L)	26,791	246,209
Onyx Pharmaceuticals, Inc. (I)	38,776	1,368,793
Opko Health, Inc. (I)	68,728	253,606
Osiris Therapeutics, Inc. (I)(L)	12,685	98,182
PDL BioPharma, Inc.	85,512	501,955
Peregrine Pharmaceuticals, Inc. (I)(L)	49,487	92,046
Pharmacyclics, Inc. (I)(L)	29,280	305,683
Progenics Pharmaceuticals, Inc. (I)(L)	20,018	143,729
Rigel Pharmaceuticals, Inc. (I)	42,934	393,705
Sangamo Biosciences, Inc. (I)(L)	33,544	197,574
Savient Pharmaceuticals, Inc. (I)(L)	44,470	333,080
SciClone Pharmaceuticals, Inc. (I)	22,576	136,359
Seattle Genetics, Inc. (I)(L)	59,288	$1,216,590
SIGA Technologies, Inc. (I)(L)	21,771	212,050
Spectrum Pharmaceuticals, Inc. (I)(L)	32,429	300,455
SuperGen, Inc. (I)	38,872	115,839
Targacept, Inc. (I)	17,037	358,970
Theravance, Inc. (I)(L)	42,538	944,769
Vanda Pharmaceuticals, Inc. (I)	19,176	136,917
Vical, Inc. (I)(L)	46,594	191,967
Zalicus Inc. (I)(L)	50,583	120,388
ZIOPHARM Oncology, Inc. (I)(L)	37,354	228,606
		27,855,530
Health Care Equipment & Supplies - 3.16%
Abaxis, Inc. (I)(L)	13,832	376,922
ABIOMED, Inc. (I)	19,508	316,030
Accuray, Inc. (I)	42,585	341,106
Align Technology, Inc. (I)	37,582	856,870
Alphatec Holdings, Inc. (I)(L)	35,830	124,688
Analogic Corp.	7,517	395,319
Angiodynamics, Inc. (I)	15,639	222,543
Antares Pharma, Inc. (I)(L)	63,590	140,534
Arthrocare Corp. (I)	16,788	561,894
Atricure, Inc. (I)	9,828	126,781
Atrion Corp.	1,001	197,998
Biolase Technology, Inc. (I)(L)	18,998	97,650
Cantel Medical Corp.	8,220	221,200
Cardiovascular Systems, Inc. (I)	8,845	128,783
Cerus Corp. (I)(L)	34,883	104,649
Conceptus, Inc. (I)(L)	19,951	232,828
CONMED Corp. (I)	16,930	482,166
CryoLife, Inc. (I)	20,002	112,011
Cyberonics, Inc. (I)	17,152	479,398
Delcath Systems, Inc. (I)(L)	28,266	145,853
DexCom, Inc. (I)	41,608	602,900
Endologix, Inc. (I)	30,842	286,831
Exactech, Inc. (I)	6,140	110,581
Greatbatch, Inc. (I)	13,937	373,790
Haemonetics Corp. (I)	15,287	984,024
Hansen Medical, Inc. (I)(L)	32,181	109,737
HeartWare International, Inc. (I)(L)	7,427	550,192
ICU Medical, Inc. (I)	7,300	319,010
Immucor, Inc. (I)	36,761	750,660
Insulet Corp. (I)(L)	28,277	626,901
Integra LifeSciences Holdings Corp. (I)	12,676	606,040
Invacare Corp.	17,372	576,577
IRIS International, Inc. (I)	13,184	131,708
Kensey Nash Corp. (I)	5,953	150,194
MAKO Surgical Corp. (I)(L)	19,718	586,216
Masimo Corp. (L)	32,093	952,520
Medical Action Industries, Inc. (I)	12,074	98,403
Meridian Bioscience, Inc. (L)	25,134	605,981
Merit Medical Systems, Inc. (I)	22,126	397,604
Natus Medical, Inc. (I)	18,064	273,670
Neogen Corp. (I)	14,506	655,816
Neoprobe Corp. (I)(L)	55,837	185,379
NuVasive, Inc. (I)(L)	24,339	800,266
NxStage Medical, Inc. (I)(L)	27,606	574,757
OraSure Technologies, Inc. (I)	29,699	253,332
Orthofix International NV (I)	10,958	465,386
Palomar Medical Technologies, Inc. (I)	12,882	145,309
Quidel Corp. (I)(L)	17,780	269,367
Rockwell Medical Technologies, Inc. (I)(L)	10,957	140,688
RTI Biologics, Inc. (I)	39,892	108,107
Solta Medical, Inc. (I)	42,034	116,014
SonoSite, Inc. (I)	8,650	304,221

The accompanying notes are an integral part of the financial statements.

64

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Spectranetics Corp. (I)	23,928	$148,832
STAAR Surgical Company (I)	25,001	132,505
Stereotaxis, Inc. (I)(L)	32,745	114,935
STERIS Corp.	35,476	1,240,950
SurModics, Inc. (I)	10,478	116,306
Symmetry Medical, Inc. (I)	22,932	205,700
Synergetics Usa, Inc. (I)	16,324	89,945
Synovis Life Technologies, Inc. (I)	7,868	137,061
Tornier BV (I)	6,392	172,264
Unilife Corp. (I)(L)	37,735	195,467
Uroplasty, Inc. (I)	14,052	105,390
Vascular Solutions, Inc. (I)	12,084	149,842
Volcano Corp. (I)(L)	31,929	1,030,987
West Pharmaceutical Services, Inc. (L)	20,115	880,232
Wright Medical Group, Inc. (I)	24,326	364,890
Young Innovations, Inc.	4,126	117,674
Zoll Medical Corp. (I)	13,407	759,641
		24,740,025
Health Care Providers & Services - 3.09%
Accretive Health, Inc. (I)(L)	24,611	708,551
Air Methods Corp. (I)	6,887	514,734
Almost Family, Inc. (I)(L)	5,263	144,206
Amedisys, Inc. (I)	18,013	479,686
American Dental Partners, Inc. (I)	11,003	142,599
AMN Healthcare Services, Inc. (I)	25,347	210,887
Amsurg Corp. (I)	19,137	500,050
Assisted Living Concepts, Inc.	12,239	205,370
Bio-Reference Labs, Inc. (I)(L)	14,820	309,738
BioScrip, Inc. (I)	25,841	167,708
Capital Senior Living Corp. (I)	17,923	166,505
CardioNet, Inc. (I)	17,943	95,277
Centene Corp. (I)	30,366	1,078,904
Chemed Corp.	12,726	833,808
Chindex International, Inc. (I)(L)	8,003	109,001
Continucare Corp. (I)	20,157	124,570
Corvel Corp. (I)	3,836	179,908
Cross Country Healthcare, Inc. (I)	19,041	144,712
Emeritus Corp. (I)(L)	19,093	405,726
Examworks Group, Inc. (I)	16,495	418,808
Five Star Quality Care, Inc. (I)	21,066	122,393
Gentiva Health Services, Inc. (I)	18,844	392,521
Hanger Orthopedic Group, Inc. (I)	20,312	497,035
Healthsouth Corp. (I)(L)	57,706	1,514,783
Healthspring, Inc. (I)	41,244	1,901,761
Healthways, Inc. (I)	20,857	316,609
HMS Holdings Corp. (I)	17,143	1,317,782
IPC The Hospitalist Co, Inc. (I)	9,968	462,017
Kindred Healthcare, Inc. (I)	31,299	671,990
Landauer, Inc.	5,712	351,802
LHC Group, Inc. (I)(L)	9,638	222,252
Magellan Health Services, Inc. (I)	19,270	1,054,840
MedCath Corp. (I)	13,268	180,312
Medquist Holdings, Inc. (I)	19,684	254,317
Metropolitan Health Networks, Inc. (I)	27,955	133,904
Molina Healthcare, Inc. (I)	16,934	459,250
MWI Veterinary Supply, Inc. (I)	7,829	632,348
National Healthcare Corp.	5,995	297,172
Owens & Minor, Inc.	37,882	1,306,550
PharMerica Corp. (I)	18,292	233,406
PSS World Medical, Inc. (I)(L)	33,509	938,587
RadNet, Inc. (I)	22,221	97,772
Rural/Metro Corp. (I)	12,828	221,155
Select Medical Holdings Corp. (I)	27,288	242,045
Skilled Healthcare Group, Inc. (I)	12,349	116,822
Sun Healthcare Group, Inc. (I)	15,712	$126,010
Sunrise Senior Living, Inc. (I)(L)	35,287	336,285
Team Health Holdings, Inc. (I)	16,497	371,347
The Ensign Group, Inc.	9,937	301,985
The Providence Service Corp. (I)	8,980	113,597
Triple-S Management Corp., Class B (I)	11,814	256,718
Universal American Corp.	19,924	218,168
US Physical Therapy, Inc.	7,685	190,050
WellCare Health Plans, Inc. (I)	25,896	1,331,313
		24,125,646
Health Care Technology - 0.49%
athenahealth, Inc. (I)(L)	21,384	878,882
Computer Programs & Systems, Inc.	6,670	423,412
HealthStream, Inc. (I)	10,202	135,381
MedAssets, Inc. (I)	29,808	398,235
Medidata Solutions, Inc. (I)	13,074	312,076
Merge Healthcare, Inc. (I)	33,291	173,113
Omnicell, Inc. (I)	20,548	320,343
Quality Systems, Inc.	11,717	1,022,894
Transcend Services, Inc. (I)	5,747	168,904
		3,833,240
Life Sciences Tools & Services - 0.46%
Affymetrix, Inc. (I)	44,114	349,824
Caliper Life Sciences, Inc. (I)	30,448	246,933
Cambrex Corp. (I)	21,837	100,887
Complete Genomics, Inc. (I)	6,498	99,289
Enzo Biochem, Inc. (I)(L)	27,825	118,256
eResearch Technology, Inc. (I)	31,734	202,146
Furiex Pharmaceuticals, Inc. (I)	7,154	127,270
Harvard Bioscience, Inc. (I)	17,354	92,497
Kendle International, Inc. (I)	9,853	148,583
Luminex Corp. (I)	23,078	482,330
Medtox Scientific, Inc.	5,722	99,963
Pacific Biosciences of California, Inc. (I)	21,264	248,789
Parexel International Corp. (I)	36,091	850,304
Sequenom, Inc. (I)(L)	60,924	459,976
		3,627,047
Pharmaceuticals - 1.54%
Aegerion Pharmaceuticals, Inc. (I)	5,297	83,428
Akorn, Inc. (I)(L)	35,855	250,985
Ampio Pharmaceuticals, Inc. (I)(L)	14,455	112,604
Auxilium Pharmaceuticals, Inc. (I)(L)	29,935	586,726
AVANIR Pharmaceuticals, Class A (I)(L)	77,653	260,914
Cadence Pharmaceuticals, Inc. (I)(L)	24,496	225,363
Clinical Data, Inc. (I)	7,662	7,279
Columbia Laboratories, Inc. (I)	48,578	150,106
Corcept Therapeutics, Inc. (I)	27,762	110,770
Depomed, Inc. (I)(L)	33,832	276,746
Durect Corp. (I)	55,898	113,473
Endocyte Incendocyte Inc (I)	9,994	143,114
Hi-Tech Pharmacal Company, Inc. (I)	6,762	195,625
Impax Laboratories, Inc. (I)	40,145	874,760
Indevus Pharmaceuticals, Inc. (I)	38,347	3,068
Ista Pharmaceuticals, Inc. (I)	17,371	132,801
Jazz Pharmaceuticals, Inc. (I)	13,702	456,962
MAP Pharmaceuticals, Inc. (I)	13,991	223,436
Medicis Pharmaceutical Corp., Class A	37,708	1,439,314
Nektar Therapeutics (I)(L)	71,309	518,416
Obagi Medical Products, Inc. (I)	13,295	125,372
Optimer Pharmaceuticals, Inc. (I)(L)	28,697	341,207
Pain Therapeutics, Inc. (I)(L)	23,915	92,551
Par Pharmaceutical Companies, Inc. (I)	22,212	732,552
Questcor Pharmaceuticals, Inc. (I)(L)	32,694	787,925

The accompanying notes are an integral part of the financial statements.

65

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Raptor Pharmaceutical Corp. (I)	21,920	$135,685
Sagent Pharmaceuticals, Inc. (I)	4,122	111,212
Salix Pharmaceuticals, Ltd. (I)	35,864	1,428,463
Santarus, Inc. (I)	38,203	128,744
The Medicines Company (I)(L)	33,514	553,316
Viropharma, Inc. (I)	46,344	857,364
Vivus, Inc. (I)(L)	51,103	415,978
XenoPort, Inc. (I)	23,406	166,651
		12,042,910
		96,224,398
Industrials - 15.16%
Aerospace & Defense - 1.81%
AAR Corp. (L)	24,095	652,734
Aerovironment, Inc. (I)	10,542	372,660
American Science & Engineering, Inc.	5,270	421,600
Astronics Corp. (I)(L)	6,319	194,625
Ceradyne, Inc. (I)	15,224	593,584
Cubic Corp.	9,549	486,904
Curtiss-Wright Corp.	27,817	900,436
DigitalGlobe, Inc. (I)	21,491	546,086
Ducommun, Inc. (I)	7,041	144,833
Esterline Technologies Corp. (I)	18,419	1,407,212
GenCorp, Inc. (I)(L)	37,720	242,162
GeoEye, Inc. (I)	13,804	516,270
HEICO Corp. (L)	25,305	1,385,196
Hexcel Corp. (I)	59,390	1,300,047
Kratos Defense &
Security Solutions, Inc. (I)(L)	15,667	190,511
LMI Aerospace, Inc. (I)(L)	6,210	151,710
Moog, Inc., Class A (I)	27,518	1,197,583
National Presto Industries, Inc. (L)	2,945	298,888
Orbital Sciences Corp., Class A (I)(L)	35,305	594,889
Taser International, Inc. (I)	39,723	180,740
Teledyne Technologies, Inc. (I)	22,148	1,115,373
The Keyw Holding Corp. (I)	12,170	150,786
Triumph Group, Inc.	11,307	1,125,951
		14,170,780
Air Freight & Logistics - 0.37%
Air Transport Services Group, Inc. (I)	34,598	236,996
Atlas Air Worldwide Holdings, Inc. (I)	16,079	956,861
Forward Air Corp.	18,377	620,959
HUB Group, Inc., Class A (I)	22,692	854,581
Pacer International, Inc. (I)(L)	24,295	114,672
Park-Ohio Holdings Corp. (I)	5,927	125,297
		2,909,366
Airlines - 0.60%
Alaska Air Group, Inc. (I)	21,634	1,481,064
Allegiant Travel Company (I)(L)	9,039	447,431
Hawaiian Holdings, Inc. (I)	33,249	189,519
JetBlue Airways Corp. (I)(L)	150,010	915,061
Republic Airways Holdings, Inc. (I)(L)	31,321	171,013
Skywest, Inc.	32,183	484,676
Spirit Airlines, Inc. (I)	10,068	120,715
US Airways Group, Inc. (I)(L)	99,411	885,752
		4,695,231
Building Products - 0.67%
AAON, Inc. (L)	11,700	255,517
Ameresco, Inc., Class A (I)	11,837	167,849
American Woodmark Corp.	6,561	113,637
Ameron International Corp.	5,495	360,912
AO Smith Corp.	22,976	971,885
Apogee Enterprises, Inc.	17,779	$227,749
Gibraltar Industries, Inc. (I)	19,442	220,083
Griffon Corp. (I)	29,746	299,840
Insteel Industries, Inc.	12,176	152,687
NCI Building Systems, Inc. (I)	13,378	152,375
Quanex Building Products Corp.	23,097	378,560
Simpson Manufacturing Company, Inc. (L)	25,276	754,994
Trex Company, Inc. (I)(L)	9,714	237,799
Universal Forest Products, Inc.	11,984	287,137
USG Corp. (I)(L)	44,127	632,781
		5,213,805
Commercial Services & Supplies - 2.57%
ABM Industries, Inc.	32,356	755,189
ACCO Brands Corp. (I)	34,695	272,356
American Reprographics Company (I)	24,561	173,646
APAC Customer Services, Inc. (I)	21,311	113,588
At Cross Company, Class A (I)	7,486	85,266
Casella Waste Systems, Inc., Class A (I)	19,306	117,767
Cenveo, Inc. (I)(L)	37,438	239,603
Clean Harbors, Inc. (I)	14,235	1,469,764
Consolidated Graphics, Inc. (I)	5,683	312,281
Courier Corp.	8,774	96,953
Deluxe Corp.	31,368	775,103
EnergySolutions, Inc. (I)	50,757	250,740
EnerNOC, Inc. (I)(L)	14,886	234,306
Ennis, Inc.	16,041	279,113
G&K Services, Inc., Class A	11,399	385,970
Healthcare Services Group, Inc.	40,680	661,050
Herman Miller, Inc.	35,190	957,872
Higher One Holdings, Inc. (I)(L)	19,000	359,480
HNI Corp.	27,478	690,247
InnerWorkings, Inc. (I)(L)	17,319	144,440
Interface, Inc., Class A	32,378	627,162
Intersections, Inc.	6,338	115,352
Kimball International, Inc., Class B	20,916	134,490
Knoll, Inc. (L)	29,464	591,342
M&F Worldwide Corp. (I)	6,871	177,547
McGrath Rentcorp	14,806	415,752
Metalico, Inc. (I)(L)	26,450	156,055
Mine Safety Appliances Company	16,549	617,940
Mobile Mini, Inc. (I)	22,387	474,381
Multi-Color Corp.	7,868	194,261
Quad/Graphics, Inc.	15,511	602,757
Rollins, Inc.	38,261	779,759
Schawk, Inc., Class A	7,922	131,188
Standard Parking Corp. (I)	11,246	179,599
Steelcase, Inc., Class A	48,844	556,333
Swisher Hygiene, Inc. (I)	52,424	295,147
SYKES Enterprises, Inc. (I)(L)	25,707	553,472
Team, Inc. (I)	12,246	295,496
Tetra Tech, Inc. (I)	38,174	858,915
The Brinks Company	28,417	847,679
The Geo Group, Inc. (I)	39,517	910,077
TMS International Corp. (I)	9,380	122,409
Trc Cos, Inc. (I)	14,124	88,275
Unifirst Corp.	8,593	482,841
United Stationers, Inc.	27,763	983,643
US Ecology, Inc.	13,273	226,968
Viad Corp.	12,530	279,294
		20,072,868
Construction & Engineering - 0.76%
Comfort Systems USA, Inc.	23,751	251,998
Dycom Industries, Inc. (I)	21,572	352,486

The accompanying notes are an integral part of the financial statements.

66

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
EMCOR Group, Inc. (I)	40,585	$1,189,546
Furmanite Corp. (I)	24,399	193,728
Granite Construction, Inc.	23,500	576,455
Great Lakes Dredge & Dock Corp. (L)	37,371	208,530
Insituform Technologies, Inc., Class A (I)	24,249	508,502
Layne Christensen Company (I)(L)	12,108	367,357
MasTec, Inc. (I)	34,681	683,909
Michael Baker Corp. (I)	5,673	119,814
MYR Group, Inc. (I)	12,601	294,863
Northwest Pipe Company (I)	6,402	166,836
Orion Marine Group, Inc. (I)	17,444	164,148
Pike Electric Corp. (I)	11,194	98,955
Primoris Services Corp.	16,759	216,191
Sterling Construction Company, Inc. (I)	10,973	151,098
Tutor Perini Corp.	19,146	367,220
		5,911,636
Electrical Equipment - 1.33%
A123 Systems, Inc. (I)(L)	55,834	297,037
Active Power, Inc. (I)	54,624	133,829
Acuity Brands, Inc.	26,164	1,459,428
American Superconductor Corp. (I)(L)	28,176	254,711
AZZ, Inc.	7,654	350,553
Belden, Inc.	28,918	1,008,081
Brady Corp., Class A (L)	28,853	925,027
Broadwind Energy, Inc. (I)(L)	73,017	105,875
Capstone Turbine Corp. (I)(L)	156,576	239,561
Encore Wire Corp.	11,685	283,011
EnerSys (I)	30,654	1,055,111
Franklin Electric Company, Inc.	14,258	669,413
Fuelcell Energy, Inc. (I)(L)	82,384	107,923
Generac Holdings, Inc. (I)	15,346	297,712
Global Power Equipment Group, Inc. (I)	9,776	259,260
II-VI, Inc. (I)	31,640	809,984
LSI Industries, Inc.	13,607	108,040
Powell Industries, Inc. (I)	5,552	202,648
PowerSecure International, Inc. (I)(L)	13,712	99,001
Preformed Line Products Company	1,581	112,536
Satcon Technology Corp. (I)(L)	59,799	142,920
Vicor Corp. (I)	12,130	196,142
Woodward, Inc.	37,527	1,308,191
		10,425,994
Industrial Conglomerates - 0.20%
Raven Industries, Inc.	11,162	621,835
Seaboard Corp. (I)	187	452,166
Standex International Corp.	7,849	240,729
Tredegar Industries, Inc.	14,553	267,048
		1,581,778
Machinery - 3.23%
3D Systems Corp. (I)(L)	25,889	510,272
Accuride Corp. (I)	25,048	316,356
Actuant Corp., Class A	41,784	1,121,065
Alamo Group, Inc.	4,549	107,811
Albany International Corp., Class A	17,213	454,251
Altra Holdings, Inc. (I)	16,654	399,529
American Railcar Industries, Inc. (I)	6,344	148,767
Ampco-Pittsburgh Corp.	5,964	139,856
Astec Industries, Inc. (I)	12,022	444,574
Badger Meter, Inc. (L)	9,205	340,493
Barnes Group, Inc.	33,093	821,037
Blount International, Inc. (I)	29,853	521,532
Briggs & Stratton Corp. (L)	30,772	611,132
Cascade Corp.	5,679	270,150
Chart Industries, Inc. (I)	18,049	974,285
CIRCOR International, Inc.	10,504	$449,886
CLARCOR, Inc.	30,573	1,445,491
Colfax Corp. (I)	15,005	372,124
Columbus McKinnon Corp. (I)	12,266	220,297
Commercial Vehicle Group, Inc. (I)	18,428	261,493
Douglas Dynamics, Inc.	11,787	186,117
Dynamic Materials Corp.	8,630	193,485
Energy Recovery, Inc. (I)(L)	34,678	113,397
EnPro Industries, Inc. (I)(L)	12,472	599,529
ESCO Technologies, Inc.	16,263	598,478
Federal Signal Corp. (I)	39,978	262,256
Flow International Corp. (I)	34,129	121,499
Force Protection, Inc. (I)	44,562	221,250
FreightCar America, Inc. (I)	7,986	202,365
Graham Corp.	6,826	139,250
Greenbrier Companies, Inc. (I)	11,475	226,746
Hurco Companies, Inc. (I)	4,568	147,135
John Bean Technologies Corp.	17,290	334,043
Kadant, Inc. (I)	7,776	245,022
Kaydon Corp.	19,761	737,481
LB Foster Co.	6,082	200,159
Lindsay Corp. (L)	7,632	525,082
Lydall, Inc. (I)	11,668	139,549
Meritor, Inc. (I)	58,191	933,384
Met-Pro Corp.	13,397	152,458
Middleby Corp. (I)(L)	11,495	1,080,990
Miller Industries, Inc.	8,085	151,109
Mueller Industries, Inc.	23,227	880,536
Mueller Water Products, Inc.	96,999	386,056
NACCO Industries, Inc., Class A	3,560	344,679
NN, Inc. (I)	11,018	164,829
PMFG, Inc. (I)(L)	10,307	204,594
RBC Bearings, Inc. (I)	13,326	503,190
Robbins & Myers, Inc.	24,037	1,270,355
Sauer-Danfoss, Inc. (I)	7,163	360,944
Sun Hydraulics, Inc.	8,237	393,729
Tecumseh Products Company, Class A (I)	12,465	127,143
Tennant Company	11,618	463,907
The Gorman-Rupp Company	9,358	308,261
Titan International, Inc. (L)	25,566	620,231
TriMas Corp. (I)	15,908	393,723
Twin Disc, Inc.	5,496	212,310
Wabash National Corp. (I)(L)	42,192	395,339
Watts Water Technologies, Inc., Class A (L)	18,256	646,445
Xerium Technologies, Inc. (I)	7,309	135,582
		25,253,038
Marine - 0.06%
Eagle Bulk Shipping, Inc. (I)(L)	43,277	107,327
Excel Maritime Carriers, Ltd. (I)(L)	30,232	93,719
Genco Shipping & Trading, Ltd. (I)(L)	18,887	142,030
International Shipholding Corp.	4,442	94,526
		437,602
Professional Services - 1.35%
Acacia Research (I)	26,227	962,269
Barrett Business Services, Inc.	6,288	90,044
CBIZ, Inc. (I)(L)	24,915	183,374
CDI Corp.	8,793	116,859
CoStar Group, Inc. (I)	15,431	914,750
CRA International, Inc. (I)	7,014	190,009
Exponent, Inc. (I)	8,492	369,487
FTI Consulting, Inc. (I)	25,425	964,625
GP Strategies Corp. (I)	10,105	138,034
Heidrick & Struggles International, Inc.	11,207	253,726

The accompanying notes are an integral part of the financial statements.

67

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
Hill International, Inc. (I)	17,916	$103,196
Hudson Highland Group, Inc. (I)(L)	21,511	115,084
Huron Consulting Group, Inc. (I)	13,621	411,490
ICF International, Inc. (I)	12,053	305,905
Insperity, Inc.	13,742	406,901
Kelly Services, Inc., Class A (I)	16,232	267,828
Kforce, Inc. (I)	20,846	272,666
Korn/Ferry International (I)	28,868	634,807
Mistras Group, Inc. (I)	9,376	151,891
Navigant Consulting Company (I)	32,160	337,358
Odyssey Marine Exploration, Inc. (I)(L)	44,960	140,725
On Assignment, Inc. (I)	23,417	230,189
Resources Connection, Inc.	29,056	349,834
Rpx Corp. (I)	6,017	168,657
School Specialty, Inc. (I)(L)	10,861	156,290
SFN Group, Inc. (I)	31,294	284,462
The Advisory Board Company (I)	9,623	556,979
The Corporate Executive Board Company	21,060	919,269
The Dolan Company (I)	20,189	171,001
TrueBlue, Inc. (I)	27,111	392,567
		10,560,276
Road & Rail - 1.21%
AMERCO, Inc. (I)	5,304	509,980
Arkansas Best Corp.	15,994	379,538
Avis Budget Group, Inc. (I)(L)	64,502	1,102,339
Celadon Group, Inc. (I)	14,179	197,939
Dollar Thrifty Automotive Group, Inc. (I)	17,884	1,318,766
Genesee & Wyoming, Inc., Class A (I)	23,881	1,400,382
Heartland Express, Inc. (L)	31,124	515,413
Knight Transportation, Inc.	36,898	626,897
Marten Transport, Ltd.	10,720	231,552
Old Dominion Freight Line, Inc. (I)	29,016	1,082,297
Quality Distribution, Inc. (I)	10,687	139,145
RailAmerica, Inc. (I)	13,240	198,600
Roadrunner Transportation Systems, Inc. (I)	6,337	95,562
Saia, Inc. (I)	11,098	188,111
Swift Transporation Company (I)	49,498	670,698
Werner Enterprises, Inc. (L)	26,557	665,253
Zipcar, Inc. (I)	6,453	131,706
		9,454,178
Trading Companies & Distributors - 1.00%
Aceto Corp.	19,062	127,906
Aircastle, Ltd.	35,050	445,836
Applied Industrial Technologies, Inc.	25,600	911,616
Beacon Roofing Supply, Inc. (I)	28,307	645,966
CAI International, Inc. (I)	7,903	163,276
DXP Enterprises, Inc. (I)	5,814	147,385
H&E Equipment Services, Inc. (I)	17,874	250,057
Houston Wire & Cable Company (L)	11,750	182,713
Interline Brands, Inc. (I)	20,661	379,543
Kaman Corp., Class A	15,810	560,781
RSC Holdings, Inc. (I)	41,915	501,303
Rush Enterprises, Inc., Class A (I)	20,272	385,776
Seacube Container Leasing, Ltd.	7,527	129,314
TAL International Group, Inc.	12,258	423,269
Textainer Group Holdings, Ltd.	6,658	204,667
Titan Machinery, Inc. (I)	9,527	274,187
United Rentals, Inc. (I)(L)	38,389	975,081
Watsco, Inc.	16,891	1,148,419
		7,857,095
		118,543,647
Information Technology - 18.14%
Communications Equipment - 2.32%
ADTRAN, Inc.	39,217	$1,518,090
Anaren, Inc. (I)	9,943	211,289
Arris Group, Inc. (I)(L)	75,536	876,973
Aruba Networks, Inc. (I)(L)	52,236	1,543,574
Aviat Networks, Inc. (I)	40,445	159,353
Bel Fuse, Inc., Class B	7,362	159,682
Black Box Corp.	10,710	334,902
Blue Coat Systems, Inc. (I)	26,760	584,974
Calix, Inc. (I)	23,037	479,630
Communications Systems, Inc.	5,208	93,379
Comtech Telecommunications Corp.	16,380	459,295
DG FastChannel, Inc. (I)	16,856	540,235
Digi International, Inc. (I)	16,250	211,250
Emcore Corp. (I)	58,239	159,575
EMS Technologies, Inc. (I)	9,591	316,215
Emulex Corp. (I)	53,783	462,534
Extreme Networks, Inc. (I)	59,133	191,591
Finisar Corp. (I)(L)	54,915	990,117
Globecomm Systems, Inc. (I)	14,321	222,835
Harmonic, Inc. (I)	70,867	512,368
Infinera Corp. (I)(L)	65,016	449,261
InterDigital, Inc. (L)	27,671	1,130,360
Ixia (I)	24,146	309,069
KVH Industries, Inc. (I)	10,852	115,357
Loral Space & Communications, Inc. (I)	6,660	462,670
Meru Networks, Inc. (I)	7,437	89,318
Netgear, Inc. (I)	22,377	978,322
Oclaro, Inc. (I)	31,953	214,724
Oplink Communications, Inc. (I)	12,905	240,420
Plantronics, Inc.	29,128	1,064,046
Powerwave Technologies, Inc. (I)	104,872	309,372
Seachange International, Inc. (I)(L)	17,035	183,637
ShoreTel, Inc. (I)	29,503	300,931
Sonus Networks, Inc. (I)(L)	129,697	420,218
Sycamore Networks, Inc.	12,464	277,199
Symmetricom, Inc. (I)	28,711	167,385
Tekelec, Inc. (I)	38,197	348,739
Viasat, Inc. (I)(L)	22,163	958,993
Westell Technologies, Inc., Class A (I)	37,466	133,754
		18,181,636
Computers & Peripherals - 0.70%
Avid Technology, Inc. (I)(L)	18,218	343,227
Cray, Inc. (I)	24,363	155,923
Dot Hill Systems Corp. (I)	39,238	111,436
Electronics for Imaging, Inc. (I)	28,350	488,187
Hypercom Corp. (I)	33,979	334,014
Imation Corp. (I)(L)	18,744	176,943
Immersion Corp. (I)	18,903	161,243
Intermec, Inc. (I)	36,652	404,638
Intevac, Inc. (I)	15,407	157,305
Novatel Wireless, Inc. (I)	21,230	116,340
OCZ Technology Group, Inc. (I)	32,158	257,264
Quantum Corp. (I)(L)	139,326	459,776
Rimage Corp.	7,312	98,200
Silicon Graphics International Corp. (I)	19,200	330,240
STEC, Inc. (I)(L)	25,265	429,758
Stratasys, Inc. (I)(L)	13,076	440,661
Super Micro Computer, Inc. (I)	16,562	266,483
Synaptics, Inc. (I)(L)	20,888	537,657
Xyratex, Ltd. (I)	19,428	199,331
		5,468,626

The accompanying notes are an integral part of the financial statements.

68

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 2.56%
Aeroflex Holding Corp. (I)	12,425	$225,514
Agilysys, Inc. (I)	12,271	102,340
Anixter International, Inc.	17,606	1,150,376
Benchmark Electronics, Inc. (I)	36,684	605,286
Brightpoint, Inc. (I)	42,480	344,513
Checkpoint Systems, Inc. (I)	24,740	442,351
Cognex Corp.	25,350	898,151
Coherent, Inc. (I)	15,309	846,128
CTS Corp.	21,864	211,425
Daktronics, Inc.	21,804	235,265
DDi Corp.	11,435	109,090
DTS, Inc. (I)	10,526	426,829
Echelon Corp. (I)(L)	22,652	205,907
Electro Rent Corp.	11,991	205,286
Electro Scientific Industries, Inc. (I)	13,980	269,814
Fabrinet (I)	12,432	301,849
FARO Technologies, Inc. (I)	10,056	440,453
FEI Company (I)	23,708	905,409
Gerber Scientific, Inc. (I)	16,673	185,570
GSI Group, Inc. (I)	16,424	197,909
Insight Enterprises, Inc. (I)	28,779	509,676
KEMET Corp. (I)	27,065	386,759
L-1 Identity Solutions, Inc. (I)(L)	45,705	537,034
Lecroy Corp. (I)	11,460	137,978
Littelfuse, Inc.	13,891	815,680
Maxwell Technologies, Inc. (I)	17,789	288,004
Measurement Specialties, Inc. (I)	9,363	334,259
Mercury Computer Systems, Inc. (I)	18,535	346,234
Methode Electronics, Inc.	22,858	265,381
MTS Systems Corp.	9,550	399,477
Multi-Fineline Electronix, Inc. (I)	5,913	127,780
Newport Corp. (I)	23,013	418,146
OSI Systems, Inc. (I)	11,504	494,672
Park Electrochemical Corp.	12,484	348,928
Plexus Corp. (I)	23,007	800,874
Power-One, Inc. (I)(L)	42,057	340,662
Pulse Electronics Corp. (L)	28,713	126,911
RadiSys Corp. (I)	15,043	109,663
Richardson Electronics, Ltd.	10,825	147,112
Rofin-Sinar Technologies, Inc. (I)	17,498	597,557
Rogers Corp. (I)	9,740	449,988
Sanmina-SCI Corp. (I)	49,691	513,308
Scansource, Inc. (I)	16,537	619,807
SMART Modular
Technologies (WWH), Inc. (I)	39,409	360,986
SYNNEX Corp. (I)(L)	15,166	480,762
TTM Technologies, Inc. (I)	32,083	513,970
Universal Display Corp. (I)(L)	23,578	827,352
Vishay Precision Group, Inc. (I)	8,176	138,011
X-Rite, Inc. (I)(L)	18,851	93,689
Zygo Corp. (I)	10,860	143,569
		19,983,694
Internet Software & Services - 2.04%
Active Network, Inc./the (I)	7,353	129,413
Ancestry.com, Inc. (I)(L)	19,428	804,125
comScore, Inc. (I)(L)	19,734	511,111
Constant Contact, Inc. (I)(L)	18,320	464,962
Cornerstone Ondemand, Inc. (I)	7,512	132,587
DealerTrack Holdings, Inc. (I)	25,413	583,228
Dice Holdings, Inc. (I)	29,982	405,357
Digital River, Inc. (I)(L)	24,299	781,456
Earthlink, Inc. (L)	67,570	519,951
Envestnet, Inc. (I)	12,079	179,373
InfoSpace, Inc. (I)	23,685	216,007
Internap Network Services Corp. (I)	32,847	$241,425
IntraLinks Holdings, Inc. (I)	19,803	342,196
j2 Global Communications, Inc. (I)(L)	28,157	794,872
Keynote Systems, Inc.	8,904	192,594
KIT Digital, Inc. (I)(L)	22,440	267,934
Limelight Networks, Inc. (I)	42,458	193,608
Liquidity Services, Inc. (I)	11,682	275,812
LivePerson, Inc. (I)	32,711	462,534
LogMeIn, Inc. (I)	12,581	485,249
LoopNet, Inc. (I)	12,713	233,665
Marchex, Inc., Class B (L)	14,470	128,494
Mediamind Technologies Inc. (I)	5,370	117,818
ModusLink Global Solutions, Inc.	30,286	135,681
Move, Inc. (I)	103,491	226,645
NIC, Inc.	39,263	528,480
OpenTable, Inc. (I)	14,428	1,199,255
Openwave Systems, Inc. (I)	59,282	135,756
Perficient, Inc. (I)	16,136	165,555
QuinStreet, Inc. (I)(L)	17,584	228,240
RealNetworks, Inc. (I)	53,672	182,485
Responsys, Inc. (I)	6,124	108,579
RightNow Technologies, Inc. (I)	15,288	495,331
Saba Software, Inc. (I)(L)	19,158	172,997
SAVVIS, Inc. (I)	27,607	1,091,305
Sciquest, Inc. (I)	8,446	144,342
SPS Commerce, Inc. (I)	6,324	112,504
Stamps.com, Inc.	8,869	118,312
Support.com, Inc. (I)	32,608	156,518
Travelzoo, Inc. (I)(L)	3,433	221,909
United Online, Inc. (L)	56,296	339,465
ValueClick, Inc. (I)	48,189	799,937
Vocus, Inc. (I)	10,989	336,373
Web.com Group, Inc. (I)	18,597	229,115
XO Group, Inc. (I)	20,464	203,617
Zix Corp. (I)(L)	43,550	167,232
		15,963,404
IT Services - 2.00%
Acxiom Corp. (I)	49,827	653,232
CACI International, Inc., Class A (I)	18,039	1,137,900
Cardtronics, Inc. (I)	26,423	619,619
Cass Information Systems, Inc.	5,388	203,451
Ciber, Inc. (I)	39,663	220,130
Computer Task Group, Inc. (I)	10,364	136,494
Convergys Corp. (I)	63,844	870,832
CSG Systems International, Inc. (I)	21,522	397,727
Dynamics Research Corp. (I)	7,065	96,367
Echo Global Logistics, Inc. (I)	7,793	138,326
Euronet Worldwide, Inc. (I)(L)	31,646	487,665
ExlService Holdings, Inc. (I)	9,971	230,330
Forrester Research, Inc.	8,686	286,291
Global Cash Access Holdings, Inc. (I)	43,243	137,513
Heartland Payment Systems, Inc.	23,586	485,872
iGate Corp. (I)(L)	19,127	312,153
Integral Systems, Inc. (I)	11,194	136,231
Jack Henry & Associates, Inc.	52,314	1,569,943
Lionbridge Technologies, Inc. (I)	44,481	141,450
ManTech International Corp., Class A	13,955	619,881
MAXIMUS, Inc.	10,480	867,010
MoneyGram International, Inc. (I)	53,567	177,842
NCI, Inc. (I)	4,610	104,739
Ness Technologies, Inc. (I)	22,009	166,608
PRGX Global, Inc. (I)	14,165	101,280
Sapient Corp. (I)	66,702	1,002,531
ServiceSource International, Inc. (I)	6,245	138,764

The accompanying notes are an integral part of the financial statements.

69

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
SRA International, Inc., Class A (I)	27,266	$843,065
Syntel, Inc.	9,301	549,875
TeleTech Holdings, Inc. (I)	15,620	329,270
The Hackett Group, Inc. (I)	22,047	112,219
TNS, Inc. (I)	16,403	272,290
Unisys Corp. (I)	26,496	680,947
Virtusa Corp. (I)	9,567	181,295
Wright Express Corp. (I)	23,428	1,219,896
		15,629,038
Semiconductors & Semiconductor Equipment - 4.02%
Advanced Analogic Technologies, Inc. (I)	27,990	169,479
Advanced Energy Industries, Inc. (I)	26,334	389,480
Alpha & Omega Semiconductor, Ltd. (I)	9,525	126,206
Amkor Technology, Inc. (I)	64,755	399,538
Amtech Systems, Inc. (I)	6,379	131,663
Anadigics, Inc. (I)(L)	44,130	141,657
Applied Micro Circuits Corp. (I)	39,170	347,046
ATMI, Inc. (I)	18,950	387,149
Axcelis Technologies, Inc. (I)	70,072	114,918
AXT, Inc. (I)(L)	20,526	174,060
Brooks Automation, Inc. (I)	40,327	437,951
Cabot Microelectronics Corp. (I)	14,129	656,575
Cavium, Inc. (I)(L)	29,616	1,290,961
Ceva, Inc. (I)	14,089	429,151
Cirrus Logic, Inc. (I)(L)	40,089	637,415
Cohu, Inc.	15,299	200,570
Cymer, Inc. (I)	18,463	914,103
Diodes, Inc. (I)	21,643	564,882
DSP Group, Inc. (I)	16,866	146,734
Entegris, Inc. (I)	82,337	833,250
Entropic Communications, Inc. (I)(L)	52,780	469,214
Exar Corp. (I)	24,752	156,680
FormFactor, Inc. (I)	32,149	291,270
GSI Technology, Inc. (I)	14,341	103,255
GT Solar International, Inc. (I)(L)	76,882	1,245,488
Hittite Microwave Corp. (I)	18,875	1,168,551
Inphi Corp. (I)	12,647	220,058
Integrated Device Technology, Inc. (I)	89,928	706,834
Integrated Silicon Solution, Inc. (I)	17,262	166,924
IXYS Corp. (I)	15,125	226,573
Kopin Corp. (I)	41,389	194,942
Kulicke & Soffa Industries, Inc. (I)	43,783	487,743
Lattice Semiconductor Corp. (I)	71,239	464,478
LTX-Credence Corp. (I)	30,874	276,014
Maxlinear, Inc., Class A (I)	11,427	98,958
Micrel, Inc.	29,862	315,940
Microsemi Corp. (I)	52,606	1,078,423
Mindspeed Technologies, Inc. (I)(L)	21,795	174,360
MIPS Technologies, Inc. (I)(L)	32,540	224,851
MKS Instruments, Inc.	31,918	843,274
Monolithic Power Systems, Inc. (I)	18,690	288,200
MoSys, Inc. (I)	23,524	135,263
Nanometrics, Inc. (I)	12,683	240,850
Netlogic Microsystems, Inc. (I)(L)	41,675	1,684,504
NVE Corp. (I)(L)	3,132	183,065
Omnivision Technologies, Inc. (I)(L)	35,270	1,227,749
PDF Solutions, Inc. (I)	16,988	101,248
Pericom Semiconductor Corp. (I)	16,805	150,237
Photronics, Inc. (I)(L)	33,472	283,508
PLX Technology, Inc. (I)	32,733	113,584
Power Integrations, Inc. (L)	17,581	675,638
Rambus, Inc. (I)	60,181	883,457
RF Micro Devices, Inc. (I)	168,713	1,032,524
Rubicon Technology, Inc. (I)(L)	10,824	182,493
Rudolph Technologies, Inc. (I)	20,143	$215,732
Semtech Corp. (I)	39,523	1,080,559
Sigma Designs, Inc. (I)	20,196	154,297
Silicon Image, Inc. (I)	48,873	315,720
Spansion, Inc., Class A (I)	30,241	582,744
Standard Microsystems Corp. (I)	13,972	377,104
Supertex, Inc. (I)	7,286	163,206
Tessera Technologies, Inc. (I)	31,310	536,653
TriQuint Semiconductor, Inc. (I)	99,820	1,017,166
Ultra Clean Holdings, Inc. (I)	15,056	136,708
Ultratech, Inc. (I)	15,345	466,181
Veeco Instruments, Inc. (I)(L)	24,742	1,197,760
Volterra Semiconductor Corp. (I)	14,903	367,508
Zoran Corp. (I)	31,082	261,089
		31,461,365
Software - 4.50%
Accelrys, Inc. (I)	35,251	250,635
ACI Worldwide, Inc. (I)	20,482	691,677
Actuate Corp. (I)	24,555	143,647
Advent Software, Inc. (I)(L)	20,000	563,400
American Software, Inc., Class A	17,181	142,774
Aspen Technology, Inc. (I)	52,197	896,744
Blackbaud, Inc.	27,312	757,089
Blackboard, Inc. (I)(L)	21,546	934,881
Bottomline Technologies, Inc. (I)	20,836	514,858
BroadSoft, Inc. (I)(L)	13,914	530,541
Callidus Software, Inc. (I)	21,118	123,540
CommVault Systems, Inc. (I)	26,990	1,199,706
Concur Technologies, Inc. (I)	27,248	1,364,307
Convio Incconvio Inc (I)	9,237	99,852
Deltek, Inc. (I)	15,439	115,638
DemandTec, Inc. (I)	21,125	192,238
Digimarc Corp. (I)	4,624	161,979
Ebix, Inc. (I)(L)	18,800	358,140
EPIQ Systems, Inc.	18,981	269,910
Fair Isaac Corp.	24,223	731,535
FalconStor Software, Inc. (I)	22,392	100,316
Glu Mobile Inc. (I)	27,216	143,428
Interactive Intelligence, Inc. (I)	8,828	309,421
JDA Software Group, Inc. (I)(L)	25,902	800,113
Kenexa Corp. (I)	16,305	390,994
Lawson Software, Inc. (I)	99,903	1,120,912
Magma Design Automation, Inc. (I)	41,962	335,276
Manhattan Associates, Inc. (I)	13,021	448,443
Mentor Graphics Corp. (I)	58,987	755,623
MicroStrategy, Inc., Class A (I)	4,876	793,228
Monotype Imaging Holdings, Inc. (I)	22,323	315,424
Motricity, Inc. (I)(L)	23,632	182,675
Netscout Systems, Inc. (I)	23,136	483,311
NetSuite, Inc. (I)	16,703	654,758
Opnet Technologies, Inc.	8,753	358,348
Parametric Technology Corp. (I)	72,228	1,656,188
Pegasystems, Inc. (L)	10,187	474,205
Progress Software Corp. (I)	40,717	982,501
PROS Holdings, Inc. (I)	13,496	236,045
QLIK Technologies, Inc. (I)	42,975	1,463,729
Quest Software, Inc. (I)	37,031	841,715
Radiant Systems, Inc. (I)	24,591	513,952
RealD, Inc. (I)(L)	24,080	563,231
RealPage, Inc. (I)	18,620	492,871
Renaissance Learning, Inc.	9,195	115,305
Rosetta Stone, Inc. (I)(L)	7,378	119,081
S1 Corp. (I)	33,949	253,939
Smith Micro Software, Inc. (I)	23,705	99,798

The accompanying notes are an integral part of the financial statements.

70

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
SolarWinds, Inc. (I)(L)	34,916	$912,704
Sourcefire, Inc. (I)(L)	17,702	526,103
SS&C Technologies Holdings, Inc. (I)	15,231	302,640
SuccessFactors, Inc. (I)(L)	48,362	1,421,843
Synchronoss Technologies, Inc. (I)	16,316	517,707
Take-Two Interactive Software, Inc. (I)(L)	45,004	687,661
Taleo Corp. (I)(L)	25,123	930,305
TeleCommunication Systems, Inc. (I)	30,689	148,228
TeleNav, Inc. (I)	10,166	180,243
THQ, Inc. (I)(L)	44,123	159,725
TiVo, Inc. (I)(L)	73,908	760,513
Tyler Technologies, Inc. (I)	19,844	531,422
Ultimate Software Group, Inc. (I)	15,887	864,729
VASCO Data Security International, Inc. (I)	17,006	211,725
Verint Systems, Inc. (I)	13,213	489,410
VirnetX Holding Corp. (I)(L)	25,043	724,744
Wave Systems Corp. Class A (I)(L)	54,936	154,920
Websense, Inc. (I)	24,649	640,135
		35,212,678
		141,900,441
Materials - 4.82%
Chemicals - 2.19%
A. Schulman, Inc.	18,560	467,526
American Vanguard Corp.	14,643	189,920
Arch Chemicals, Inc.	14,002	482,229
Balchem Corp.	17,800	779,284
Calgon Carbon Corp. (I)(L)	34,625	588,625
Chemtura Corp. (I)	58,741	1,069,086
Ferro Corp. (I)	53,229	715,398
Flotek Industries, Inc. (I)	31,354	267,136
Futurefuel Corp.	11,780	142,656
Georgia Gulf Corp. (I)	20,923	505,081
H.B. Fuller Company	30,021	733,113
Hawkins, Inc. (L)	5,510	199,572
Innophos Holdings, Inc.	13,153	641,866
Innospec, Inc. (I)	14,582	490,101
KMG Chemicals, Inc.	5,505	92,704
Koppers Holdings, Inc.	12,616	478,525
Kraton Performance Polymers, Inc. (I)	19,524	764,755
Landec Corp. (I)	19,433	128,258
LSB Industries, Inc. (I)	11,222	481,648
Minerals Technologies, Inc.	11,125	737,476
NewMarket Corp. (L)	5,482	935,832
Olin Corp. (L)	48,352	1,095,656
OM Group, Inc. (I)(L)	18,884	767,446
Omnova Solutions, Inc. (I)	28,531	198,576
PolyOne Corp.	57,096	883,275
Quaker Chemical Corp.	7,846	337,456
Senomyx, Inc. (I)(L)	26,641	136,935
Sensient Technologies Corp.	30,390	1,126,557
Spartech Corp. (I)(L)	21,151	128,810
Stepan Company	4,902	347,552
STR Holdings, Inc. (I)(L)	18,912	282,167
TPC Group, Inc. (I)	8,213	322,114
Zagg, Inc. (I)(L)	12,791	171,399
Zep, Inc.	13,862	261,992
Zoltek Companies, Inc. (I)(L)	17,704	186,423
		17,137,149
Construction Materials - 0.19%
Eagle Materials, Inc.	27,059	754,134
Headwaters, Inc. (I)	40,724	127,466
Texas Industries, Inc. (L)	13,995	$582,612
		1,464,212
Containers & Packaging - 0.22%
AEP Industries, Inc. (I)	4,040	117,928
Boise, Inc.	63,523	494,844
Graham Packaging Company, Inc. (I)	15,052	379,611
Graphic Packaging Holding Company (I)	97,617	531,036
Myers Industries, Inc.	20,264	208,314
		1,731,733
Metals & Mining - 1.71%
A. M. Castle & Company (I)	10,837	180,003
AMCOL International Corp. (L)	15,150	578,124
Century Aluminum Company (I)	31,909	499,376
Coeur d’Alene Mines Corp. (I)(L)	54,304	1,317,415
General Moly, Inc. (I)(L)	43,754	195,143
Globe Specialty Metals, Inc.	38,812	870,165
Gold Resource Corp.	17,243	429,868
Golden Minerals Company (I)	7,967	141,653
Golden Star Resources, Ltd. (I)	156,505	344,311
Haynes International, Inc.	7,613	471,473
Hecla Mining Company (I)	169,544	1,303,793
Horsehead Holding Corp. (I)	27,345	364,235
Jaguar Mining, Inc. (I)(L)	51,721	247,226
Kaiser Aluminum Corp. (L)	10,009	546,692
Materion Corp. (I)	12,561	464,380
Metals USA Holdings Corp. (I)	7,740	115,326
Midway Gold Corp. (I)	52,974	103,829
Noranda Aluminum Holding Corp. (I)	14,519	219,818
Olympic Steel, Inc.	6,001	165,208
Paramount Gold and Silver Corp. (I)(L)	72,715	237,051
RTI International Metals, Inc. (I)(L)	18,603	713,797
Stillwater Mining Company (I)(L)	63,205	1,391,142
Thompson Creek Metals Company, Inc. (I)	93,273	930,865
Universal Stainless & Alloy Products, Inc. (I)	4,756	222,391
US Gold Corp. (I)	63,303	381,717
Vista Gold Corp. (I)(L)	46,002	130,186
Worthington Industries, Inc.	35,089	810,556
		13,375,743
Paper & Forest Products - 0.51%
Buckeye Technologies, Inc.	24,305	655,749
Clearwater Paper Corp. (I)	7,031	480,077
Deltic Timber Corp.	6,681	358,703
KapStone Paper and Packaging Corp. (I)	23,978	397,315
Louisiana-Pacific Corp. (I)(L)	80,459	654,936
Neenah Paper, Inc.	9,298	197,861
P.H. Glatfelter Company	27,867	428,594
Schweitzer-Mauduit International, Inc.	10,529	591,203
Wausau Paper Corp.	31,750	213,995
		3,978,433
		37,687,270
Telecommunication Services - 1.08%
Diversified Telecommunication Services - 0.86%
8x8, Inc. (I)	41,855	204,671
AboveNet, Inc. (L)	13,830	974,462
Alaska Communications
Systems Group, Inc. (L)	28,809	255,536
Atlantic Tele-Network, Inc.	5,972	229,086
Cbeyond, Inc. (I)	17,531	231,935
Cincinnati Bell, Inc. (I)(L)	123,476	409,940
Cogent Communications Group, Inc. (I)	28,523	485,176
Consolidated Communications Holdings, Inc.	15,958	310,224

The accompanying notes are an integral part of the financial statements.

71

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Fairpoint Communications, Inc. (I)	13,615	$125,394
General Communication, Inc., Class A (I)	25,844	311,937
Global Crossing, Ltd. (I)	18,772	720,469
Globalstar, Inc. (I)(L)	75,135	92,416
HickoryTech Corp.	10,165	120,760
IDT Corp., Class B	8,561	231,318
inContact, Inc. (I)	22,841	108,495
Iridium Communications, Inc. (I)(L)	27,208	235,349
Neutral Tandem, Inc. (I)	21,503	374,582
PAETEC Holding Corp. (I)(L)	77,640	371,896
Premiere Global Services, Inc. (I)	32,689	260,858
SureWest Communications	9,568	159,977
Towerstream Corp. (I)	23,523	117,380
Vonage Holdings Corp. (I)	85,164	375,573
		6,707,434
Wireless Telecommunication Services - 0.22%
Leap Wireless International, Inc. (I)	37,343	606,077
NTELOS Holdings Corp.	18,291	373,502
Pendrell Corp. (I)(L)	93,342	258,557
Shenandoah Telecommunications Company (L)	15,547	264,610
USA Mobility, Inc. (L)	13,924	212,480
		1,715,226
		8,422,660
Utilities - 3.16%
Electric Utilities - 1.28%
Allete, Inc.	19,345	793,919
Central Vermont Public Service Corp.	8,588	310,456
Cleco Corp.	36,437	1,269,829
El Paso Electric Company	25,813	833,760
IDACORP, Inc.	29,518	1,165,961
MGE Energy, Inc.	14,467	586,348
Otter Tail Corp.	22,624	477,366
PNM Resources, Inc.	52,678	881,830
Portland General Electric Company	45,253	1,143,996
The Empire District Electric Company (I)(L)	26,349	507,482
UIL Holding Corp.	30,567	988,842
Unisource Energy Corp.	22,494	839,701
Unitil Corp.	8,524	224,181
		10,023,671
Gas Utilities - 1.09%
Chesapeake Utilities Corp.	6,239	249,747
New Jersey Resources Corp.	24,477	1,091,919
Nicor, Inc.	26,777	1,465,773
Northwest Natural Gas Company (L)	15,726	709,714
Piedmont Natural Gas Company, Inc. (L)	42,547	1,287,472
South Jersey Industries, Inc.	17,928	973,670
Southwest Gas Corp.	27,341	1,055,636
The Laclede Group, Inc.	13,771	520,957
WGL Holdings, Inc.	29,953	1,152,891
		8,507,779
Independent Power Producers & Energy Traders - 0.16%
Atlantic Power Corp.	41,317	628,845
Dynegy, Inc. (I)(L)	64,943	401,997
Ormat Technologies, Inc.	11,298	248,669
		1,279,511
Multi-Utilities - 0.37%
Avista Corp. (L)	34,634	889,747
Black Hills Corp. (L)	24,114	725,590
CH Energy Group, Inc.	9,880	526,209
NorthWestern Corp.	22,056	$730,274
		2,871,820
Water Utilities - 0.26%
American States Water Company	10,964	380,012
Cadiz, Inc. (I)(L)	11,064	120,155
California Water Service Group	25,898	484,559
Connecticut Water Service, Inc. (L)	7,419	189,778
Consolidated Water Company, Ltd.	12,386	115,066
Middlesex Water Company	11,725	217,851
Pennichuck Corp.	5,629	161,834
SJW Corp.	8,873	215,082
York Water Company	11,254	186,254
		2,070,591
		24,753,372
TOTAL COMMON STOCKS (Cost $505,153,816)		$767,632,557

PREFERRED SECURITIES - 0.00%
Health Care - 0.00%
Health Care Equipment & Supplies - 0.00%
Alere, Inc., 3.000%	6	1,674
TOTAL PREFERRED SECURITIES (Cost $1,250)		$1,674

WARRANTS - 0.00%
Krispy Kreme Doughnuts, Inc. (Expiration
Date: 03/02/2012; Strike Price: $12.21) (I)	251	201
TOTAL WARRANTS (Cost $0)		$201

CORPORATE BONDS - 0.00%
Financials - 0.00%
GAMCO Investors, Inc. Zero
Coupon 12/31/2015 (Z)	$15,500	$10,354
TOTAL CORPORATE BONDS (Cost $12,203)		$10,354

SECURITIES LENDING COLLATERAL - 17.66%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	13,799,132	138,100,338
TOTAL SECURITIES LENDING COLLATERAL (Cost $138,092,668)		$138,100,338

SHORT-TERM INVESTMENTS - 1.59%
Repurchase Agreement - 1.59%
Repurchase Agreement with State Street Corp. dated 06/30/2011 at 0.010% to be repurchased at $12,426,003 on 07/01/2011, collateralized by $12,175,000 U.S. Treasury Notes, 4.500% due 08/15/2039 valued at $12,675,206, including interest)	$12,426,000	$12,426,000
TOTAL SHORT-TERM INVESTMENTS (Cost $12,426,000)		$12,426,000
Total Investments (Small Cap Index Trust)
(Cost $655,685,937) - 117.39%		$918,171,124
Other assets and liabilities, net - (17.39%)		(135,997,232)
TOTAL NET ASSETS - 100.00%		$782,173,892

The accompanying notes are an integral part of the financial statements.

72

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A

	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 70.11%
U.S. Government - 31.64%
U.S. Treasury Bonds
3.500%, 02/15/2039	$740,000	$635,590
3.875%, 08/15/2040	5,000,000	4,578,125
4.250%, 05/15/2039 to 11/15/2040	9,000,000	8,811,252
4.375%, 02/15/2038 to 05/15/2040	13,847,000	13,863,383
4.500%, 05/15/2038	7,845,000	8,050,931
4.625%, 02/15/2040	2,200,000	2,294,532
4.750%, 02/15/2041	8,000,000	8,503,752
5.250%, 02/15/2029	12,270,000	14,154,598
5.375%, 02/15/2031	880,000	1,031,113
6.250%, 08/15/2023	7,800,000	9,888,934
7.875%, 02/15/2021	2,300,000	3,223,593
8.125%, 08/15/2021	1,400,000	2,002,000
9.250%, 02/15/2016	2,150,000	2,889,063
U.S. Treasury Notes
0.375%, 08/31/2012	6,100,000	6,107,863
0.500%, 11/30/2012	34,000,000	34,079,696
0.625%, 07/31/2012 to 04/30/2013	13,000,000	13,048,440
0.750%, 08/15/2013	14,500,000	14,575,893
0.750%, 09/15/2013 (L)	9,500,000	9,543,045
1.125%, 12/15/2012	23,500,000	23,762,542
1.250%, 08/31/2015	5,000,000	4,975,000
1.375%, 10/15/2012 to 03/15/2013	18,400,000	18,670,530
1.500%, 07/15/2012	2,400,000	2,431,406
1.750%, 01/31/2014 to 07/31/2015	30,320,000	31,031,504
1.875%, 02/28/2014 (L)	13,890,000	14,317,548
1.875%, 06/30/2015 to 08/31/2017	4,400,000	4,413,532
2.000%, 11/30/2013	4,795,000	4,953,460
2.125%, 11/30/2014 to 05/31/2015	14,900,000	15,416,045
2.250%, 11/30/2017 (L)	14,000,000	13,948,592
2.375%, 09/30/2014 to 02/28/2015	26,900,000	28,122,675
2.500%, 04/30/2015	8,800,000	9,225,559
2.625%, 12/31/2014 to 02/29/2016	35,500,000	37,325,270
2.625%, 08/15/2020 to 11/15/2020 (L)	10,800,000	10,396,473
2.750%, 10/31/2013	25,730,000	27,010,479
2.750%, 02/15/2019 (L)	14,200,000	14,327,573
3.000%, 09/30/2016	19,420,000	20,522,998
3.375%, 11/15/2019	2,100,000	2,187,774
3.500%, 05/15/2020	2,300,000	2,399,199
3.625%, 02/15/2020 (L)	22,100,000	23,360,385
3.750%, 11/15/2018	7,236,000	7,834,663
4.250%, 11/15/2017	9,300,000	10,416,725
4.750%, 05/15/2014	800,000	890,438
		485,222,173
U.S. Government Agency - 38.47%
Federal Farm Credit Bank
3.875%, 10/07/2013	1,700,000	1,822,971
4.875%, 12/16/2015	1,800,000	2,043,239
Federal Home Loan Bank
1.625%, 07/27/2011	4,900,000	4,905,395
3.875%, 06/14/2013	6,400,000	6,816,538
5.000%, 11/17/2017	9,090,000	10,435,984
Federal Home Loan Mortgage Corp.
3.500%, 12/01/2025	4,638,062	4,726,044
3.750%, 06/28/2013	4,000,000	4,262,332
4.000%, 02/01/2024 to 12/01/2040	23,749,359	24,042,569
4.125%, 09/27/2013	5,500,000	5,927,598
4.500%, 07/01/2018 to 07/01/2040	34,343,827	35,682,999
5.000%, 11/01/2022 to 10/01/2040	28,769,255	30,631,921
5.500%, 08/23/2017 to 01/01/2039	27,356,823	29,814,484
5.779%, 02/01/2037 (P)	373,100	397,167
5.806%, 08/01/2037 (P)	573,060	610,177
6.000%, 06/01/2035 to 10/01/2038	14,977,402	16,477,487
6.250%, 07/15/2032	$570,000	$702,922
6.500%, 08/01/2037 to 09/01/2038	2,520,362	2,831,929
6.750%, 09/15/2029	2,900,000	3,686,196
7.000%, 11/01/2037 to 10/01/2038	1,253,372	1,422,005
Federal National Mortgage Association
0.375%, 12/28/2012	13,300,000	13,301,077
2.108%, 01/01/2035 (P)	1,403,327	1,455,388
2.391%, 04/01/2036 (P)	1,094,128	1,140,352
2.845%, 04/01/2036 (P)	221,477	233,920
3.250%, 04/09/2013	4,000,000	4,201,036
3.500%, 12/01/2025 to 12/01/2040	12,764,669	12,704,159
3.520%, 05/01/2036 (P)	412,985	435,149
3.875%, 07/12/2013	6,000,000	6,410,388
4.000%, TBA (C)	5,000,000	4,994,179
4.000%, 03/01/2024 to 02/01/2041	47,435,055	48,224,605
4.375%, 10/15/2015	4,850,000	5,372,461
4.500%, TBA (C)	5,500,000	5,684,952
4.500%, 06/01/2018 to 03/01/2041	53,678,624	55,793,100
4.810%, 09/01/2037 (P)	1,161,513	1,228,685
4.954%, 07/01/2034 (P)	1,220,694	1,288,871
5.000%, TBA (C)	4,600,000	4,883,418
5.000%, 06/01/2018 to 08/01/2040	40,486,584	43,138,394
5.500%, 08/01/2017 to 11/01/2038	36,057,448	39,131,918
5.607%, 04/01/2037 (P)	1,185,233	1,263,755
6.000%, TBA (C)	5,000,000	5,492,751
6.000%, 08/01/2023 to 10/01/2038	25,430,929	27,978,709
6.125%, 03/15/2012	1,275,000	1,327,066
6.235%, 10/01/2037 (P)	1,143,563	1,238,979
6.500%, 07/01/2036 to 10/01/2038	9,116,965	10,314,099
7.000%, 10/01/2038	1,281,695	1,455,190
7.250%, 05/15/2030	2,600,000	3,499,623
Government National Mortgage Association
4.000%, 07/15/2039 to 12/20/2040	12,795,607	13,025,686
4.500%, 06/15/2023 to 10/20/2040	36,182,598	38,205,590
5.000%, 10/15/2023 to 07/20/2040	24,647,054	26,778,446
5.500%, 08/15/2023 to 09/20/2039	9,630,048	10,599,099
6.000%, 07/20/2037 to 10/15/2038	5,966,080	6,625,326
6.500%, 09/20/2037 to 12/15/2038	1,685,809	1,905,748
Tennessee Valley Authority
3.875%, 02/15/2021	600,000	615,887
4.500%, 04/01/2018	820,000	907,173
6.750%, 11/01/2025	1,035,000	1,305,613
The Financing Corp. 8.600%, 09/26/2019	525,000	727,737
		590,128,486
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,048,242,691)		$1,075,350,659

FOREIGN GOVERNMENT
OBLIGATIONS - 1.42%
Austria - 0.04%
Government of Austria
5.000%, 05/19/2014 (S)	540,000	596,694
Brazil - 0.28%
Federative Republic of Brazil
5.875%, 01/15/2019	1,420,000	1,643,650
6.000%, 01/17/2017	890,000	1,039,965
7.125%, 01/20/2037	1,280,000	1,580,800
		4,264,415
Canada - 0.34%
Export Development Canada
3.500%, 05/16/2013	475,000	500,683

The accompanying notes are an integral part of the financial statements.

73

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)

	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Government of Canada
2.375%, 09/10/2014	$240,000	$249,653
Hydro-Quebec
8.400%, 01/15/2022	150,000	206,900
Province of British Columbia
6.500%, 01/15/2026	390,000	483,554
Province of Manitoba
5.000%, 02/15/2012	240,000	246,713
Province of New Brunswick
5.200%, 02/21/2017	300,000	342,953
Province of Nova Scotia
5.125%, 01/26/2017	370,000	420,534
Province of Ontario
4.500%, 02/03/2015	1,100,000	1,213,229
Province of Quebec
7.500%, 07/15/2023 to 09/15/2029	920,000	1,226,275
Province of Saskatchewan
8.000%, 02/01/2013	240,000	265,674
		5,156,168
Chile - 0.03%
Republic of Chile
3.875%, 08/05/2020	450,000	452,700
Croatia - 0.01%
Republic of Croatia
6.375%, 03/24/2021 (S)	200,000	208,000
Israel - 0.06%
Government of Israel
5.125%, 03/26/2019	440,000	470,739
5.500%, 09/18/2023	380,000	437,877
		908,616
Italy - 0.12%
Republic of Italy
4.500%, 01/21/2015	500,000	531,923
6.875%, 09/27/2023	1,210,000	1,369,347
		1,901,270
Japan - 0.03%
Development Bank of Japan
5.125%, 02/01/2017	200,000	227,622
Japan Finance Organization for Municipalities
4.625%, 04/21/2015	200,000	220,993
		448,615
Lithuania - 0.02%
Republic of Lithuania
5.125%, 09/14/2017 (S)	300,000	309,300
Mexico - 0.22%
Government of Mexico
5.950%, 03/19/2019	2,519,000	2,890,553
6.050%, 01/11/2040	460,000	489,440
		3,379,993
Norway - 0.03%
Eksportfinans ASA
5.500%, 06/26/2017	440,000	507,318
Panama - 0.04%
Republic of Panama
6.700%, 01/26/2036	510,000	601,800
Peru - 0.07%
Republic of Peru
7.125%, 03/30/2019	910,000	1,094,730
South Africa - 0.05%
Republic of South Africa
5.500%, 03/09/2020	$640,000	$699,200
Sweden - 0.08%
Svensk Exportkredit AB
3.250%, 09/16/2014	890,000	942,656
4.875%, 09/29/2011	335,000	338,674
		1,281,330
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $20,355,914)		$21,810,149

CORPORATE BONDS - 22.75%
Consumer Discretionary - 1.27%
Best Buy Company, Inc. 5.500%, 03/15/2021	590,000	580,516
British Sky Broadcasting Group PLC
9.500%, 11/15/2018 (S)	420,000	557,512
CBS Corp.
4.300%, 02/15/2021	300,000	292,674
8.875%, 05/15/2019	445,000	566,965
Comcast Corp.
5.700%, 07/01/2019	460,000	511,445
6.500%, 01/15/2015 to 11/15/2035	1,075,000	1,185,339
DIRECTV Holdings LLC/DIRECTV
Financing Company, Inc.
5.200%, 03/15/2020	440,000	465,266
6.375%, 03/01/2041	590,000	629,931
7.625%, 05/15/2016	950,000	1,035,500
Discovery Communications LLC
5.625%, 08/15/2019	380,000	419,699
Family Dollar Stores, Inc. 5.000%, 02/01/2021	490,000	480,208
Grupo Televisa SA 6.625%, 01/15/2040	330,000	347,325
Hasbro, Inc. 6.350%, 03/15/2040	220,000	227,414
Home Depot, Inc.
5.400%, 03/01/2016	100,000	111,690
5.875%, 12/16/2036	420,000	429,849
Johnson Controls, Inc. 5.700%, 03/01/2041	300,000	304,760
Lowe’s Companies, Inc. 6.100%, 09/15/2017	985,000	1,157,661
McDonald’s Corp.
3.625%, 05/20/2021	500,000	496,987
5.000%, 02/01/2019	328,000	364,304
NBCUniversal Media LLC
5.150%, 04/30/2020 (S)	450,000	474,853
News America, Inc. 6.650%, 11/15/2037	525,000	562,642
O’Reilly Automotive, Inc. 4.875%, 01/14/2021	500,000	502,090
Target Corp. 6.500%, 10/15/2037	500,000	571,368
TCI Communications, Inc.
7.125%, 02/15/2028	455,000	526,338
The Walt Disney Company
5.625%, 09/15/2016	500,000	578,983
Time Warner Cable, Inc. 4.125%, 02/15/2021	480,000	463,629
Time Warner Companies, Inc.
7.250%, 10/15/2017	1,040,000	1,250,918
7.570%, 02/01/2024	480,000	589,656
Time Warner Entertainment Company LP
8.375%, 07/15/2033	970,000	1,239,766
Time Warner, Inc. 7.625%, 04/15/2031	110,000	131,976
Viacom, Inc.
4.250%, 09/15/2015	220,000	235,424
4.500%, 03/01/2021	1,050,000	1,054,266
Vivendi SA 5.750%, 04/04/2013 (S)	305,000	326,828
Volkswagen International Finance NV
2.875%, 04/01/2016 (S)	530,000	533,426

The accompanying notes are an integral part of the financial statements.

74

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Yum! Brands, Inc. 6.250%, 03/15/2018	$190,000	$217,784
		19,424,992
Consumer Staples - 1.70%
Altria Group, Inc.
4.125%, 09/11/2015	300,000	317,772
8.500%, 11/10/2013	465,000	538,823
9.250%, 08/06/2019	955,000	1,244,592
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019	670,000	814,331
7.750%, 01/15/2019	450,000	565,817
Bacardi, Ltd. 8.200%, 04/01/2019 (S)	620,000	784,789
Bottling Group LLC 5.125%, 01/15/2019	450,000	498,100
Brown-Forman Corp.
2.500%, 01/15/2016	500,000	504,722
5.000%, 02/01/2014	450,000	491,803
Bunge Ltd. Finance Corp.
4.100%, 03/15/2016	500,000	520,591
8.500%, 06/15/2019	300,000	365,540
Campbell Soup Company 4.500%, 02/15/2019	600,000	634,944
Cargill, Inc. 7.350%, 03/06/2019 (S)	475,000	582,949
Clorox Company 5.950%, 10/15/2017	390,000	443,907
ConAgra Foods, Inc.
5.819%, 06/15/2017	75,000	83,079
7.000%, 04/15/2019	300,000	343,069
9.750%, 03/01/2021	222,000	287,109
CVS Caremark Corp.
4.125%, 05/15/2021	520,000	506,321
6.125%, 08/15/2016	450,000	515,628
6.600%, 03/15/2019	370,000	429,222
CVS Pass-
Through Trust 8.353%, 07/10/2031 (S)	444,670	544,071
Diageo Capital PLC 4.828%, 07/15/2020	717,000	752,340
Dr Pepper Snapple Group, Inc.
2.900%, 01/15/2016	1,000,000	1,011,488
Energizer Holdings, Inc.
4.700%, 05/19/2021 (S)	500,000	493,490
General Mills, Inc. 5.650%, 02/15/2019	450,000	507,804
Kellogg Company 4.150%, 11/15/2019	220,000	226,607
Kimberly-Clark Corp.
3.875%, 03/01/2021	500,000	507,143
7.500%, 11/01/2018	330,000	414,091
Kraft Foods, Inc.
4.125%, 02/09/2016	1,000,000	1,068,804
6.125%, 02/01/2018	650,000	747,413
6.750%, 02/19/2014	1,080,000	1,222,965
6.875%, 02/01/2038	280,000	323,929
Mead Johnson Nutrition Company
4.900%, 11/01/2019	220,000	232,002
PepsiCo, Inc.
5.500%, 01/15/2040	430,000	454,428
7.900%, 11/01/2018	67,000	86,301
Philip Morris International, Inc.
4.125%, 05/17/2021	520,000	517,766
6.875%, 03/17/2014	390,000	447,675
Ralcorp Holdings, Inc. 6.625%, 08/15/2039	470,000	479,399
SABMiller PLC 6.500%, 07/15/2018 (S)	310,000	358,346
Safeway, Inc.
6.250%, 03/15/2014	315,000	349,818
6.350%, 08/15/2017	520,000	594,760
Sysco Corp. 5.375%, 03/17/2019	300,000	337,942
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	310,000	328,017
Tesco PLC 6.150%, 11/15/2037 (S)	235,000	251,021
The Coca-Cola Company 3.150%, 11/15/2020	480,000	460,477
The Kroger Company
3.900%, 10/01/2015	$220,000	$232,581
6.400%, 08/15/2017	500,000	585,390
Wal-Mart Stores, Inc.
4.125%, 02/01/2019	455,000	476,602
6.200%, 04/15/2038	585,000	648,222
7.550%, 02/15/2030	300,000	383,699
Walgreen Company 5.250%, 01/15/2019	450,000	501,293
		26,018,992
Energy - 2.64%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	400,000	417,378
Apache Corp.
3.625%, 02/01/2021	500,000	487,253
6.000%, 09/15/2013	295,000	326,542
BG Energy Capital PLC
4.000%, 12/09/2020 (S)	620,000	613,410
Boardwalk Pipelines LP 5.750%, 09/15/2019	380,000	410,676
BP Capital Markets PLC
3.625%, 05/08/2014	2,000,000	2,101,620
4.500%, 10/01/2020	1,000,000	1,019,105
5.250%, 11/07/2013	270,000	292,470
Buckeye Partners LP 4.875%, 02/01/2021	500,000	504,090
Cameron International Corp.
7.000%, 07/15/2038	340,000	386,888
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	440,000	478,752
Cenovus Energy, Inc. 5.700%, 10/15/2019	220,000	249,143
Chevron Corp. 4.950%, 03/03/2019	440,000	491,377
CNOOC Finance 2011, Ltd.
4.250%, 01/26/2021 (S)	500,000	489,992
ConocoPhillips 5.750%, 02/01/2019	455,000	522,972
DCP Midstream LLC
9.700%, 12/01/2013 (S)	390,000	456,018
9.750%, 03/15/2019 (S)	475,000	620,493
Devon Financing Corp. ULC
7.875%, 09/30/2031	260,000	335,314
Diamond Offshore Drilling, Inc.
5.875%, 05/01/2019	600,000	673,942
El Paso Natural Gas Company
5.950%, 04/15/2017	535,000	605,117
Enbridge Energy Partners LP
9.875%, 03/01/2019	530,000	697,839
EnCana Corp. 6.500%, 08/15/2034	530,000	561,552
Energy Transfer Partners LP
6.700%, 07/01/2018	500,000	563,175
Ensco PLC 4.700%, 03/15/2021	590,000	595,594
Enterprise Products Operating LLC
4.600%, 08/01/2012	300,000	311,540
6.650%, 04/15/2018	165,000	191,703
6.875%, 03/01/2033	250,000	277,723
9.750%, 01/31/2014	265,000	316,271
EOG Resources, Inc. 4.100%, 02/01/2021	480,000	473,744
GlobalSantaFe Corp. 5.000%, 02/15/2013	425,000	448,160
Halliburton Company 6.150%, 09/15/2019	720,000	836,067
Hess Corp. 8.125%, 02/15/2019	440,000	556,433
Kerr-McGee Corp. 6.950%, 07/01/2024	530,000	603,461
Kinder Morgan Energy Partners LP
5.625%, 02/15/2015	240,000	267,685
5.850%, 09/15/2012	415,000	437,240
6.375%, 03/01/2041	590,000	603,952
6.500%, 09/01/2039	280,000	290,747
6.850%, 02/15/2020	500,000	577,772
7.300%, 08/15/2033	90,000	102,541

The accompanying notes are an integral part of the financial statements.

75

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Kinder Morgan Energy Partners LP (continued)
9.000%, 02/01/2019	$265,000	$339,651
Magellan Midstream Partners LP
6.550%, 07/15/2019	350,000	406,392
Marathon Oil Corp. 6.000%, 10/01/2017	143,000	164,176
Marathon Petroleum Corp.
5.125%, 03/01/2021 (S)	500,000	513,673
Nabors Industries, Inc. 9.250%, 01/15/2019	450,000	570,102
Nexen, Inc. 6.200%, 07/30/2019	780,000	875,740
Noble Energy, Inc. 6.000%, 03/01/2041	300,000	309,321
Noble Holding International, Ltd.
6.050%, 03/01/2041	490,000	502,327
7.375%, 03/15/2014	370,000	421,627
Occidental Petroleum Corp.
4.100%, 02/01/2021	500,000	508,929
ONEOK Partners LP 6.650%, 10/01/2036	363,000	393,984
Pemex Project Funding Master Trust
6.625%, 06/15/2035	230,000	242,426
7.375%, 12/15/2014	350,000	406,000
Petro-Canada
5.950%, 05/15/2035	315,000	321,078
6.050%, 05/15/2018	500,000	565,820
Petrobras International Finance Company
8.375%, 12/10/2018	825,000	1,016,289
Petroleos Mexicanos
4.875%, 03/15/2015	700,000	757,750
5.500%, 01/21/2021	500,000	524,250
Plains All American
Pipeline LP/PAA Finance Corp.
5.000%, 02/01/2021	1,000,000	1,016,157
8.750%, 05/01/2019	300,000	377,204
Rockies Express Pipeline LLC
3.900%, 04/15/2015 (S)	430,000	436,131
Shell International Finance BV
6.375%, 12/15/2038	875,000	1,014,554
Southern Natural Gas Company
4.400%, 06/15/2021 (S)	500,000	491,415
Statoil ASA 3.125%, 08/17/2017	220,000	221,791
Talisman Energy, Inc.
3.750%, 02/01/2021	480,000	453,413
6.250%, 02/01/2038	235,000	245,986
7.750%, 06/01/2019	300,000	365,403
Texas Eastern Transmission LP
4.125%, 12/01/2020 (S)	500,000	494,495
6.000%, 09/15/2017 (S)	190,000	219,039
The Williams Companies, Inc.
7.875%, 09/01/2021	490,000	606,932
Tosco Corp. 8.125%, 02/15/2030	543,000	709,500
Total Capital SA
3.125%, 10/02/2015	220,000	229,478
4.125%, 01/28/2021	400,000	404,344
4.250%, 12/15/2021	430,000	440,312
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	630,000	657,874
Transocean, Inc. 6.800%, 03/15/2038	460,000	493,908
Valero Energy Corp.
6.125%, 06/15/2017	475,000	537,330
7.500%, 04/15/2032	480,000	536,048
Weatherford International, Ltd.
5.500%, 02/15/2016	430,000	471,100
6.000%, 03/15/2018	355,000	388,946
Williams Partners LP 5.250%, 03/15/2020	610,000	641,807
		40,488,453
Financials - 9.65%
AEGON Funding Company LLC
5.750%, 12/15/2020 $225,000 $239,014
African Development Bank
6.875%, 10/15/2015	210,000	249,039
Allied World Assurance Company
Holdings, Ltd. 7.500%, 08/01/2016	390,000	446,708
American Express Bank FSB
3.150%, 12/09/2011	1,045,000	1,058,336
6.000%, 09/13/2017	925,000	1,042,815
American Express Company
8.125%, 05/20/2019	490,000	620,876
American Express Credit Corp.
2.750%, 09/15/2015	300,000	299,781
7.300%, 08/20/2013	380,000	422,851
American International Group, Inc.
5.450%, 05/18/2017	900,000	939,455
Asian Development Bank 5.593%, 07/16/2018	680,000	783,435
AXA SA 8.600%, 12/15/2030	290,000	345,506
Banco Bradesco SA/Cayman Islands
4.125%, 05/16/2016 (S)	1,440,000	1,449,072
Bank of America Corp.
2.100%, 04/30/2012	900,000	914,109
3.125%, 06/15/2012	525,000	539,355
3.625%, 03/17/2016	500,000	501,204
4.500%, 04/01/2015	220,000	229,923
5.000%, 05/13/2021	530,000	523,197
5.420%, 03/15/2017	499,000	508,786
6.500%, 08/01/2016	470,000	523,918
7.375%, 05/15/2014	250,000	280,969
Barclays Bank PLC
5.125%, 01/08/2020	550,000	557,872
5.140%, 10/14/2020	600,000	568,678
5.200%, 07/10/2014	330,000	356,876
5.450%, 09/12/2012	450,000	474,067
BB&T Corp.
5.200%, 12/23/2015	450,000	486,611
5.700%, 04/30/2014	600,000	665,701
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021	490,000	498,569
5.400%, 05/15/2018	450,000	498,904
Berkshire Hathaway, Inc. 3.200%, 02/11/2015	830,000	864,746
BNP Paribas 3.250%, 03/11/2015	950,000	966,228
Boston Properties LP 4.125%, 05/15/2021	480,000	458,144
BRE Properties, Inc. 5.200%, 03/15/2021	465,000	478,992
Burlington Northern Santa Fe LLC
5.050%, 03/01/2041	490,000	456,611
Caisse Centrale Desjardins du Quebec
2.650%, 09/16/2015 (S)	300,000	298,601
Capital One Bank USA NA
8.800%, 07/15/2019	600,000	735,947
Capital One Financial Corp.
7.375%, 05/23/2014	690,000	787,638
Chubb Corp. 5.750%, 05/15/2018	435,000	490,890
Citigroup Funding, Inc. 1.875%, 11/15/2012	445,000	453,150
Citigroup, Inc.
2.125%, 04/30/2012	915,000	929,427
2.875%, 12/09/2011	1,040,000	1,052,266
4.587%, 12/15/2015	500,000	525,573
5.500%, 04/11/2013	530,000	562,593
5.875%, 02/22/2033 to 05/29/2037	1,945,000	1,860,383
6.125%, 11/21/2017	1,265,000	1,396,317
8.500%, 05/22/2019	460,000	569,934
CME Group, Inc. 5.750%, 02/15/2014	360,000	399,761
CNA Financial Corp.
5.750%, 08/15/2021	590,000	608,809

The accompanying notes are an integral part of the financial statements.

76

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
CNA Financial Corp. (continued)
7.350%, 11/15/2019	$440,000	$501,285
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
2.125%, 10/13/2015	300,000	297,052
4.500%, 01/11/2021	1,000,000	1,020,411
Credit Suisse AG 5.400%, 01/14/2020	430,000	435,057
Credit Suisse Guernsey, Ltd. (5.860% to
05/15/2017, then 3 month
LIBOR + 1.690%) 05/15/2017 (Q)	250,000	238,875
Credit Suisse USA, Inc. 4.875%, 01/15/2015	690,000	743,799
Credit Suisse/New York 5.500%, 05/01/2014	1,500,000	1,647,041
Deutsche Bank AG
3.250%, 01/11/2016	1,000,000	1,011,406
3.875%, 08/18/2014	850,000	893,143
4.875%, 05/20/2013	1,150,000	1,221,482
Discover Financial Services
10.250%, 07/15/2019	400,000	516,590
Dresdner Bank AG 7.250%, 09/15/2015	270,000	285,090
Duke Realty LP 5.950%, 02/15/2017	225,000	246,670
ERAC USA Finance LLC
2.250%, 01/10/2014 (S)	500,000	504,851
4.500%, 08/16/2021 (S)	500,000	496,618
5.250%, 10/01/2020 (S)	440,000	466,396
ERP Operating LP
4.750%, 07/15/2020	600,000	608,045
5.750%, 06/15/2017	591,000	654,839
European Investment Bank
1.750%, 09/14/2012	1,180,000	1,197,385
2.375%, 03/14/2014	910,000	942,458
3.125%, 07/15/2011	2,000,000	2,001,474
4.625%, 05/15/2014 to 10/20/2015	1,669,000	1,845,565
4.875%, 01/17/2017	905,000	1,024,942
Export-Import Bank of Korea
4.000%, 01/29/2021	300,000	275,965
Fifth Third Bancorp
3.625%, 01/25/2016	500,000	504,112
5.450%, 01/15/2017	590,000	631,630
FIH Erhvervsbank A/S
2.450%, 08/17/2012 (S)	470,000	479,875
First Horizon National Corp.
5.375%, 12/15/2015	500,000	531,727
FleetBoston Financial Corp.
6.700%, 07/15/2028	500,000	505,869
General Electric Capital Corp.
2.200%, 06/08/2012	450,000	458,343
3.000%, 12/09/2011	525,000	531,424
5.250%, 10/19/2012	2,740,000	2,888,215
5.300%, 02/11/2021	500,000	519,919
5.625%, 09/15/2017	1,735,000	1,914,370
6.000%, 08/07/2019	350,000	387,316
6.750%, 03/15/2032	980,000	1,088,831
6.875%, 01/10/2039	950,000	1,075,416
Genworth Financial, Inc. 7.200%, 02/15/2021	1,100,000	1,100,107
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	440,000	480,769
Hartford Financial Services Group, Inc.
5.950%, 10/15/2036	230,000	216,572
HBOS PLC 6.750%, 05/21/2018 (S)	200,000	192,374
HCP, Inc. 5.375%, 02/01/2021	500,000	515,368
Health Care REIT, Inc.
4.950%, 01/15/2021	480,000	467,360
5.250%, 01/15/2022	300,000	298,633
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	500,000	510,386
Hospitality
Properties Trust 7.875%, 08/15/2014	$410,000	$462,460
HSBC Bank USA NA 5.875%, 11/01/2034	250,000	250,481
HSBC Finance Corp. 6.676%, 01/15/2021 (S)	1,109,000	1,137,131
HSBC Holdings PLC 6.500%, 09/15/2037	905,000	933,990
ING Bank NV 3.000%, 09/01/2015 (S)	450,000	449,503
Inter-American Development Bank
7.000%, 06/15/2025	265,000	342,945
International Bank for Reconstruction
& Development
3.625%, 05/21/2013	300,000	317,237
8.625%, 10/15/2016	415,000	539,755
International Finance Corp.
3.500%, 05/15/2013	325,000	343,333
Jefferies Group, Inc. 5.125%, 04/13/2018	530,000	530,798
John Deere Capital Corp.
4.950%, 12/17/2012	740,000	785,480
5.100%, 01/15/2013	540,000	575,167
5.250%, 10/01/2012	500,000	528,426
JPMorgan Chase & Company
3.125%, 12/01/2011	1,100,000	1,113,490
4.750%, 05/01/2013	670,000	713,107
6.400%, 05/15/2038	2,640,000	2,979,590
KeyCorp
3.750%, 08/13/2015	450,000	464,369
5.100%, 03/24/2021	500,000	508,898
6.500%, 05/14/2013	500,000	543,979
Kimco Realty Corp. 6.875%, 10/01/2019	410,000	476,122
Kreditanstalt fuer Wiederaufbau
3.250%, 10/14/2011 to 03/15/2013	4,450,000	4,564,415
4.375%, 03/15/2018	1,680,000	1,848,790
5.125%, 03/14/2016	1,105,000	1,261,558
Landwirtschaftliche Rentenbank
5.125%, 02/01/2017	315,000	359,635
Lincoln National Corp.
5.650%, 08/27/2012	225,000	235,749
7.000%, 06/15/2040	300,000	338,295
Lloyds TSB Bank PLC
6.500%, 09/14/2020 (S)	500,000	471,356
Macquarie Group, Ltd.
6.250%, 01/14/2021 (S)	1,000,000	998,774
Marsh & McLennan Companies, Inc.
5.750%, 09/15/2015	450,000	494,322
MassMutual Global Funding II
2.300%, 09/28/2015 (S)	300,000	299,900
MBNA Corp. 5.000%, 06/15/2015	600,000	635,850
Merrill Lynch & Company, Inc.
5.450%, 07/15/2014	885,000	952,535
6.875%, 04/25/2018 to 11/15/2018	1,372,000	1,507,942
7.750%, 05/14/2038	1,250,000	1,385,668
MetLife, Inc.
6.750%, 06/01/2016	300,000	349,024
6.817%, 08/15/2018	1,150,000	1,345,786
Metropolitan Life Global Funding I
3.125%, 01/11/2016 (S)	500,000	505,975
Moody’s Corp. 5.500%, 09/01/2020	450,000	460,786
Morgan Stanley
2.250%, 03/13/2012	440,000	446,236
3.250%, 12/01/2011	525,000	531,163
5.300%, 03/01/2013	2,020,000	2,135,423
5.950%, 12/28/2017	865,000	929,365
6.625%, 04/01/2018	993,000	1,093,343
7.300%, 05/13/2019	1,340,000	1,518,763
National Australia Bank, Ltd.
4.375%, 12/10/2020 (S)	650,000	636,607

The accompanying notes are an integral part of the financial statements.

77

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
National Rural Utilities Cooperative
Finance Corp. 10.375%, 11/01/2018	$360,000	$498,325
Nomura Holdings, Inc. 4.125%, 01/19/2016	990,000	1,002,125
Nordea Bank AB 4.875%, 05/13/2021 (S)	500,000	479,854
Nordic Investment Bank 2.375%, 12/15/2011	520,000	524,848
Northern Trust Corp. 3.450%, 11/04/2020	480,000	465,568
Oesterreichische Kontrollbank AG
4.875%, 02/16/2016	485,000	544,572
PartnerRe Finance A LLC 6.875%, 06/01/2018	500,000	555,145
PartnerRe Finance B LLC 5.500%, 06/01/2020	430,000	433,981
Plum Creek Timberlands LP
4.700%, 03/15/2021	300,000	295,463
PNC Funding Corp.
2.300%, 06/22/2012	530,000	540,676
4.250%, 09/21/2015	290,000	311,008
5.625%, 02/01/2017	450,000	495,237
6.700%, 06/10/2019	460,000	541,701
ProLogis LP
5.625%, 11/15/2016	180,000	192,112
6.300%, 06/01/2013	300,000	322,530
7.625%, 08/15/2014	940,000	1,070,436
Prudential Financial, Inc.
3.875%, 01/14/2015	220,000	229,548
4.500%, 11/15/2020	300,000	297,791
4.750%, 04/01/2014 to 09/17/2015	1,090,000	1,172,314
5.375%, 06/21/2020	440,000	463,244
Realty Income Corp. 5.950%, 09/15/2016	135,000	149,502
Regency Centers LP 4.800%, 04/15/2021	250,000	251,905
Reinsurance Group of America, Inc.
5.000%, 06/01/2021	530,000	523,982
Royal Bank of Canada 2.100%, 07/29/2013	1,190,000	1,220,737
Royal Bank of Scotland Group PLC
5.000%, 11/12/2013	372,000	375,646
Senior Housing
Properties Trust 4.300%, 01/15/2016	980,000	988,491
Simon Property Group LP
5.650%, 02/01/2020	650,000	701,828
5.875%, 03/01/2017	245,000	277,305
SLM Corp. 8.000%, 03/25/2020	600,000	643,916
Societe Generale SA 3.500%, 01/15/2016 (S)	620,000	612,886
State Street Corp. 2.150%, 04/30/2012	440,000	447,014
SunTrust Banks, Inc.
3.600%, 04/15/2016	500,000	504,609
6.000%, 09/11/2017	450,000	499,394
The Allstate Corp.
5.950%, 04/01/2036	455,000	462,116
7.450%, 05/16/2019	310,000	368,675
The Bank of New York Mellon Corp.
2.500%, 01/15/2016	300,000	302,589
4.500%, 04/01/2013	675,000	717,060
The Bear Stearns Companies LLC
7.250%, 02/01/2018	1,590,000	1,887,201
The Goldman Sachs Group, Inc.
3.250%, 06/15/2012	610,000	627,118
5.500%, 11/15/2014	1,060,000	1,145,744
6.125%, 02/15/2033	530,000	533,505
6.150%, 04/01/2018	1,030,000	1,120,434
7.500%, 02/15/2019	1,600,000	1,860,675
The Nasdaq OMX Group, Inc.
5.250%, 01/16/2018	500,000	511,466
The Royal Bank of Scotland PLC
4.875%, 03/16/2015	1,240,000	1,286,431
The Travelers Companies, Inc.
5.500%, 12/01/2015	330,000	370,321
5.900%, 06/02/2019	460,000	510,589
6.250%, 06/20/2016	$370,000	$424,470
U.S. Bank NA (3.778% to 04/29/2015 then
3 month LIBOR + 2.003%) 04/29/2020	450,000	465,709
UBS AG/Stamford CT 5.750%, 04/25/2018	795,000	861,483
Union Bank NA 5.950%, 05/11/2016	500,000	546,506
Unitrin, Inc. 6.000%, 11/30/2015	960,000	1,025,617
US Bancorp
2.250%, 03/13/2012	440,000	446,268
2.450%, 07/27/2015	440,000	443,938
4.200%, 05/15/2014	310,000	333,781
US Central Federal Credit Union
1.900%, 10/19/2012	450,000	457,934
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/2015	300,000	296,915
4.750%, 06/01/2021	200,000	195,094
Vornado Realty LP 4.250%, 04/01/2015	430,000	446,135
Wachovia Bank NA 4.875%, 02/01/2015	1,100,000	1,180,588
WEA Finance LLC 4.625%, 05/10/2021 (S)	500,000	484,889
WEA Finance LLC/WT Finance
Australia Pty, Ltd. 7.500%, 06/02/2014 (S)	900,000	1,037,066
Wells Fargo & Company
2.125%, 06/15/2012	300,000	305,079
3.000%, 12/09/2011	525,000	531,540
3.750%, 10/01/2014	920,000	969,270
5.000%, 11/15/2014	450,000	485,619
5.625%, 12/11/2017	800,000	883,155
Wells Fargo Bank NA 5.950%, 08/26/2036	1,574,000	1,603,014
Westpac Banking Corp. 3.000%, 12/09/2015	740,000	744,329
Willis North America, Inc.
7.000%, 09/29/2019	340,000	376,522
Xstrata Finance Canada, Ltd.
5.800%, 11/15/2016 (S)	450,000	503,694
		147,986,445
Health Care - 1.14%
Abbott Laboratories
4.125%, 05/27/2020	440,000	448,095
4.350%, 03/15/2014	540,000	587,150
5.875%, 05/15/2016	195,000	226,972
Aetna, Inc.
3.950%, 09/01/2020	450,000	441,605
6.000%, 06/15/2016	450,000	515,168
Amgen, Inc.
5.700%, 02/01/2019	415,000	469,729
5.750%, 03/15/2040	300,000	306,837
AstraZeneca PLC 5.900%, 09/15/2017	465,000	541,573
Baxter International, Inc. 5.900%, 09/01/2016	225,000	263,567
Becton Dickinson and Company
3.250%, 11/12/2020	480,000	456,568
Bristol-Myers Squibb Company
6.800%, 11/15/2026	280,000	344,982
Celgene Corp. 3.950%, 10/15/2020	300,000	289,394
Coventry Health Care, Inc.
5.450%, 06/15/2021	250,000	255,627
Covidien International Finance SA
6.000%, 10/15/2017	500,000	584,006
CR Bard, Inc. 2.875%, 01/15/2016	620,000	636,033
Eli Lilly & Company 7.125%, 06/01/2025	340,000	427,157
Express Scripts, Inc. 6.250%, 06/15/2014	300,000	337,736
Gilead Sciences, Inc. 4.500%, 04/01/2021	530,000	530,505
GlaxoSmithKline Capital, Inc.
4.375%, 04/15/2014	577,000	627,951
6.375%, 05/15/2038	310,000	357,472

The accompanying notes are an integral part of the financial statements.

78

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Howard Hughes Medical Institute
3.450%, 09/01/2014	$470,000	$499,929
Johnson & Johnson
2.150%, 05/15/2016	530,000	530,991
5.550%, 08/15/2017	150,000	173,847
5.850%, 07/15/2038	365,000	402,279
Laboratory Corp. of America Holdings
4.625%, 11/15/2020	550,000	558,199
Life Technologies Corp. 5.000%, 01/15/2021	490,000	496,776
McKesson Corp. 4.750%, 03/01/2021	300,000	311,086
Medtronic, Inc. 5.600%, 03/15/2019	315,000	358,619
Merck & Company, Inc.
5.300%, 12/01/2013	380,000	420,083
5.750%, 11/15/2036	600,000	648,283
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	365,000	405,091
Pharmacia Corp. 6.500%, 12/01/2018	450,000	532,752
Quest Diagnostics, Inc. 5.450%, 11/01/2015	134,000	149,277
Roche Holdings, Inc. 6.000%, 03/01/2019 (S)	330,000	380,000
St. Jude Medical, Inc. 4.875%, 07/15/2019	230,000	248,316
UnitedHealth Group, Inc.
4.875%, 03/15/2015	48,000	52,440
5.800%, 03/15/2036	510,000	514,704
WellPoint, Inc.
6.375%, 06/15/2037	170,000	185,220
7.000%, 02/15/2019	500,000	596,882
Wyeth
5.500%, 03/15/2013	660,000	711,894
6.000%, 02/15/2036	600,000	648,746
		17,473,541
Industrials - 1.54%
3M Company 4.375%, 08/15/2013	350,000	377,885
Allied Waste North America, Inc.
6.875%, 06/01/2017	460,000	498,525
American Airlines 2011-1 Class A Pass
Through Trust 5.250%, 01/31/2021	500,000	488,750
BAE Systems Holdings, Inc.
6.375%, 06/01/2019 (S)	600,000	681,478
Burlington Northern Santa Fe LLC
4.700%, 10/01/2019	370,000	392,320
7.000%, 02/01/2014	525,000	597,492
Canadian Pacific Railway Company
4.450%, 03/15/2023	470,000	465,033
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	560,000	629,234
Caterpillar, Inc. 7.900%, 12/15/2018	1,010,000	1,291,464
CSX Corp.
3.700%, 10/30/2020	530,000	509,401
6.250%, 04/01/2015	625,000	715,334
7.375%, 02/01/2019	450,000	548,229
Danaher Corp. 5.400%, 03/01/2019	310,000	345,550
Emerson Electric Company
4.875%, 10/15/2019	340,000	371,097
FedEx Corp. 8.000%, 01/15/2019	225,000	282,603
GATX Corp. 4.750%, 05/15/2015	330,000	349,984
General Dynamics Corp. 5.250%, 02/01/2014	395,000	437,357
General Electric Company 5.000%, 02/01/2013	1,425,000	1,512,263
Honeywell International, Inc.
3.875%, 02/15/2014	445,000	477,962
Ingersoll-Rand Global Holding Company, Ltd.
6.875%, 08/15/2018	450,000	532,987
Koninklijke Philips Electronics NV
6.875%, 03/11/2038	500,000	578,560
L-3 Communications Corp.
4.750%, 07/15/2020	$300,000	$296,810
Lockheed Martin Corp., Series B
6.150%, 09/01/2036	300,000	326,414
Norfolk Southern Corp.
5.900%, 06/15/2019	300,000	343,764
7.050%, 05/01/2037	430,000	522,027
Northrop Grumman Corp. 3.500%, 03/15/2021	1,200,000	1,137,886
Pitney Bowes, Inc. 6.250%, 03/15/2019	250,000	274,111
Roper Industries, Inc. 6.250%, 09/01/2019	220,000	248,951
Siemens Financieringsmaatschappij NV
6.125%, 08/17/2026 (S)	354,000	400,426
Snap-On, Inc. 6.125%, 09/01/2021	470,000	533,800
Stanley Black & Decker, Inc.
6.150%, 10/01/2013	590,000	646,598
The Boeing Company 8.750%, 09/15/2031	405,000	549,819
Tyco Electronics Group SA
4.875%, 01/15/2021	250,000	259,017
6.550%, 10/01/2017	600,000	706,543
Tyco International Finance SA
8.500%, 01/15/2019	320,000	405,455
Union Pacific Corp.
4.000%, 02/01/2021	440,000	444,952
6.625%, 02/01/2029	390,000	451,185
United Parcel Service, Inc.
5.500%, 01/15/2018	320,000	362,687
United Technologies Corp.
5.375%, 12/15/2017	415,000	473,216
6.125%, 02/01/2019	1,310,000	1,531,144
Waste Management, Inc.
4.600%, 03/01/2021	590,000	601,586
6.125%, 11/30/2039	330,000	345,343
7.375%, 03/11/2019	615,000	746,645
		23,691,887
Information Technology - 0.81%
Cisco Systems, Inc.
3.150%, 03/14/2017	530,000	541,369
5.500%, 02/22/2016	300,000	340,946
5.900%, 02/15/2039	830,000	876,932
Computer Sciences Corp. 6.500%, 03/15/2018	600,000	642,257
Dell, Inc.
4.700%, 04/15/2013	450,000	479,323
5.400%, 09/10/2040	450,000	428,480
5.875%, 06/15/2019	300,000	336,468
eBay, Inc. 3.250%, 10/15/2020	470,000	438,137
Google, Inc. 3.625%, 05/19/2021	530,000	523,827
Hewlett-Packard Company
2.125%, 09/13/2015	450,000	449,027
3.750%, 12/01/2020	480,000	466,366
4.750%, 06/02/2014	475,000	518,193
5.500%, 03/01/2018	250,000	279,436
International Business Machines Corp.
2.000%, 01/05/2016	650,000	645,897
5.600%, 11/30/2039	385,000	406,577
6.500%, 10/15/2013	1,045,000	1,171,797
Microsoft Corp. 2.950%, 06/01/2014	445,000	470,144
Motorola Solutions, Inc. 6.000%, 11/15/2017	340,000	386,650
Oracle Corp.
5.750%, 04/15/2018	570,000	652,011
6.125%, 07/08/2039	430,000	478,358
SAIC, Inc. 4.450%, 12/01/2020 (S)	500,000	513,997
Science Applications International Corp.
5.500%, 07/01/2033	300,000	297,466

The accompanying notes are an integral part of the financial statements.

79

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Xerox Corp.
5.650%, 05/15/2013	$500,000	$538,212
6.750%, 12/15/2039	430,000	482,070
		12,363,940
Materials - 0.98%
Agrium, Inc. 6.750%, 01/15/2019	490,000	575,178
Alcoa, Inc.
5.400%, 04/15/2021	500,000	501,205
6.750%, 07/15/2018	485,000	536,102
Anglo American Capital PLC
9.375%, 04/08/2019 (S)	600,000	788,855
ArcelorMittal
5.375%, 06/01/2013	990,000	1,053,878
6.125%, 06/01/2018	620,000	663,731
6.750%, 03/01/2041	700,000	693,811
Barrick North America Finance LLC
4.400%, 05/30/2021 (S)	500,000	497,325
BHP Billiton Finance USA, Ltd.
6.500%, 04/01/2019	500,000	597,974
6.750%, 11/01/2013	159,000	178,713
Cliffs Natural Resources, Inc.
4.875%, 04/01/2021	530,000	531,096
Commercial Metals Company
7.350%, 08/15/2018	450,000	480,224
CRH America, Inc. 8.125%, 07/15/2018	330,000	391,162
E.I. du Pont de Nemours & Company
3.625%, 01/15/2021	1,410,000	1,367,686
5.875%, 01/15/2014	67,000	74,485
International Paper Company
8.700%, 06/15/2038	250,000	311,008
POSCO 4.250%, 10/28/2020 (S)	470,000	442,413
Potash Corp. of Saskatchewan, Inc.
4.875%, 03/30/2020	130,000	137,355
5.625%, 12/01/2040	300,000	301,100
PPG Industries, Inc. 3.600%, 11/15/2020	480,000	466,323
Praxair, Inc. 4.375%, 03/31/2014	620,000	669,588
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	360,000	396,388
Rio Tinto Finance USA, Ltd.
5.200%, 11/02/2040	500,000	483,967
6.500%, 07/15/2018	434,000	506,610
The Dow Chemical Company
5.700%, 05/15/2018	230,000	254,735
5.900%, 02/15/2015	350,000	393,019
9.400%, 05/15/2039	250,000	370,819
The Sherwin-Williams Company
3.125%, 12/15/2014	220,000	232,244
Vale Overseas, Ltd.
6.250%, 01/23/2017	800,000	904,525
6.875%, 11/10/2039	240,000	260,827
		15,062,346
Telecommunication Services - 1.35%
America Movil SAB de CV
5.000%, 03/30/2020	1,368,000	1,426,189
American Tower Corp. 4.500%, 01/15/2018	490,000	489,525
Ameritech Capital Funding Corp.
6.875%, 10/15/2027	240,000	258,330
AT&T Corp. 8.000%, 11/15/2031	13,000	17,203
AT&T, Inc.
5.350%, 09/01/2040	435,000	412,322
5.625%, 06/15/2016	400,000	453,226
6.300%, 01/15/2038	1,150,000	1,217,825
6.700%, 11/15/2013	685,000	767,980
BellSouth Corp. 6.875%, 10/15/2031	735,000	825,661
British Telecommunications PLC
5.950%, 01/15/2018	$270,000	$298,064
9.875%, 12/15/2030	250,000	343,432
CenturyLink, Inc. 7.600%, 09/15/2039	310,000	298,183
COX Communications, Inc.
9.375%, 01/15/2019 (S)	605,000	803,687
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	725,000	956,849
France Telecom SA 8.500%, 03/01/2031	460,000	619,112
Qwest Corp. 8.375%, 05/01/2016	510,000	601,800
Telecom Italia Capital SA
5.250%, 11/15/2013	730,000	766,164
7.721%, 06/04/2038	450,000	447,529
Telefonica Emisiones SAU
6.221%, 07/03/2017	210,000	231,365
Telefonica Europe BV 8.250%, 09/15/2030	500,000	597,014
Verizon Communications, Inc.
4.600%, 04/01/2021	1,070,000	1,103,243
5.250%, 04/15/2013	1,025,000	1,100,397
6.900%, 04/15/2038	1,335,000	1,531,448
Verizon Global Funding Corp.
7.375%, 09/01/2012	450,000	483,902
Verizon Wireless Capital LLC
7.375%, 11/15/2013	470,000	534,263
8.500%, 11/15/2018	380,000	493,199
Vodafone Group PLC
3.375%, 11/24/2015	1,100,000	1,140,725
4.375%, 03/16/2021	1,070,000	1,074,814
5.375%, 01/30/2015	795,000	883,487
5.450%, 06/10/2019	480,000	533,171
		20,710,109
Utilities - 1.67%
Ameren Illinois Company 6.250%, 04/01/2018	600,000	668,975
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021 (S)	319,000	321,038
Consolidated Edison Company of
New York, Inc.
6.650%, 04/01/2019	930,000	1,111,860
7.125%, 12/01/2018	390,000	479,562
Constellation Energy Group, Inc.
5.150%, 12/01/2020	490,000	501,826
7.600%, 04/01/2032	180,000	211,056
Dominion Resources, Inc.
5.000%, 03/15/2013	410,000	437,040
5.200%, 08/15/2019	710,000	772,729
DTE Energy Company 6.350%, 06/01/2016	330,000	382,522
Duke Energy Carolinas LLC
5.625%, 11/30/2012	400,000	425,913
6.000%, 01/15/2038	300,000	329,769
7.000%, 11/15/2018	390,000	475,958
E.ON International Finance BV
5.800%, 04/30/2018 (S)	595,000	660,295
Enel Finance International NV
5.125%, 10/07/2019 (S)	670,000	677,044
6.000%, 10/07/2039 (S)	220,000	198,790
6.250%, 09/15/2017 (S)	250,000	275,835
Entergy Corp. 5.125%, 09/15/2020	470,000	465,149
Entergy Texas, Inc. 7.125%, 02/01/2019	225,000	263,832
Exelon Generation Company LLC
4.000%, 10/01/2020	1,000,000	943,174
6.250%, 10/01/2039	220,000	222,343
FirstEnergy Corp.
6.450%, 11/15/2011	9,000	9,168
7.375%, 11/15/2031	450,000	512,385

The accompanying notes are an integral part of the financial statements.

80

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
FirstEnergy Solutions Corp.
6.050%, 08/15/2021	$350,000	$376,359
Florida Power & Light Company
5.650%, 02/01/2037	460,000	487,792
Georgia Power Company
4.250%, 12/01/2019	220,000	229,197
5.950%, 02/01/2039	455,000	492,789
Indiana Michigan Power Company
6.050%, 03/15/2037	445,000	467,752
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	520,000	570,711
Kansas City Power & Light Company
7.150%, 04/01/2019	630,000	753,137
KeySpan Corp. 8.000%, 11/15/2030	455,000	566,239
MidAmerican Energy Holdings Company
8.480%, 09/15/2028	565,000	737,919
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/2015	395,000	472,184
NiSource Finance Corp. 6.800%, 01/15/2019	500,000	579,979
Oglethorpe Power Corp. 5.375%, 11/01/2040	480,000	463,221
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	260,000	323,426
Pacific Gas & Electric Company
3.500%, 10/01/2020	450,000	427,495
6.050%, 03/01/2034	390,000	412,386
6.250%, 12/01/2013	620,000	691,812
PacifiCorp 6.000%, 01/15/2039	450,000	496,806
Peco Energy Company 5.000%, 10/01/2014	600,000	662,051
Pennsylvania Electric Company
5.200%, 04/01/2020	450,000	473,610
PPL WEM Holdings PLC
5.375%, 05/01/2021 (S)	530,000	548,676
Progress Energy, Inc.
4.400%, 01/15/2021	490,000	495,052
7.050%, 03/15/2019	600,000	719,344
Public Service Electric & Gas Company
6.330%, 11/01/2013	525,000	586,093
San Diego Gas & Electric Company
6.125%, 09/15/2037	272,000	309,064
Southern California Edison Company
5.350%, 07/15/2035	545,000	555,457
Southern Company 2.375%, 09/15/2015	790,000	789,893
Southwestern Public Service Company
8.750%, 12/01/2018	355,000	455,089
Virginia Electric and Power Company
3.450%, 09/01/2022	450,000	425,287
8.875%, 11/15/2038	240,000	355,283
Wisconsin Electric Power Company
6.000%, 04/01/2014	360,000	405,837
		25,676,203
TOTAL CORPORATE BONDS (Cost $320,055,529)		$348,896,908

CAPITAL PREFERRED SECURITIES - 0.15%
Financials - 0.05%
Goldman Sachs Capital II (5.793% to
06/01/2012, then 3 month
LIBOR + 0.768%) 06/01/2012 (Q)	930,000	744,000
Industrials - 0.10%
Hutchison Whampoa International 10, Ltd.
(6.000% to 10/28/2015, then 3 month
LIBOR + 5.635%) 10/28/2015 (Q)(S)	1,520,000	1,558,000
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $2,250,484)		$2,302,000
MUNICIPAL BONDS - 0.54%
California - 0.11%
State of California
7.500%, 04/01/2034	$1,040,000	$1,185,517
University of California
5.770%, 05/15/2043	500,000	494,925
		1,680,442
District of Columbia - 0.02%
Metropolitan Washington Airports Authority
7.462%, 10/01/2046	240,000	240,406
Georgia - 0.03%
Municipal Electric Authority of Georgia
6.637%, 04/01/2057	450,000	440,955
Illinois - 0.08%
Illinois State Toll Highway Authority
6.184%, 01/01/2034	300,000	310,917
State of Illinois
5.100%, 06/01/2033	570,000	485,794
7.350%, 07/01/2035	420,000	449,224
		1,245,935
Maryland - 0.03%
Maryland State Transportation Authority
5.888%, 07/01/2043	430,000	455,422
New Jersey - 0.06%
New Jersey State Turnpike Authority
7.102%, 01/01/2041	790,000	921,993
New York - 0.06%
New York State Dormitory Authority
5.628%, 03/15/2039	470,000	479,137
New York State Urban Development Corp.
5.770%, 03/15/2039	440,000	456,117
		935,254
North Carolina - 0.03%
North Carolina Turnpike Authority
6.700%, 01/01/2039	400,000	417,944
Texas - 0.06%
State of Texas
5.517%, 04/01/2039	380,000	401,022
Texas Transportation Commission
5.178%, 04/01/2030	450,000	461,853
		862,875
Utah - 0.05%
State of Utah
3.539%, 07/01/2025	560,000	533,103
4.554%, 07/01/2024	220,000	230,441
		763,544
Washington - 0.01%
State of Washington
5.481%, 08/01/2039	220,000	227,410
TOTAL MUNICIPAL BONDS (Cost $7,891,647)		$8,192,180

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.31%
Commercial & Residential - 3.31%
Banc of America Commercial Mortgage, Inc.
Series 2004-6, Class A3,
4.512%, 12/10/2042	1,270,000	1,283,308
Series 2006-5, Class A3,
5.390%, 09/10/2047	880,000	909,887
Series 2006-1, Class AM,
5.421%, 09/10/2045 (P)	200,000	206,106

The accompanying notes are an integral part of the financial statements.

81

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)

	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Banc of America Commercial
Mortgage, Inc. (continued)
Series 2006-4, Class A4,
5.634%, 07/10/2046	$580,000	$634,196
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	1,300,000	1,428,531
Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A3,
5.296%, 10/12/2042 (P)	1,000,000	1,030,247
Series 2006-PW11, Class AM,
5.620%, 03/11/2039 (P)	200,000	205,866
Series 2006-PW12, Class A4,
5.903%, 09/11/2038 (P)	745,000	819,886
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A1
5.920%, 03/15/2049 (P)	54,406	54,364
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2006-CD2, Class A4,
5.524%, 01/15/2046 (P)	1,310,000	1,417,263
Series 2006-CD2, Class AM,
5.571%, 01/15/2046 (P)	200,000	202,468
Series 2006-CD3, Class A5,
5.617%, 10/15/2048	1,680,000	1,822,298
Commercial Mortgage Pass Through
Certificates, Series 2004-LB4A, Class A4
4.584%, 10/15/2037	1,528,537	1,538,966
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C3, Class A3
4.645%, 07/15/2037	390,000	409,512
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class A2,
4.353%, 06/10/2048	605,487	606,039
Series 2005-C1, Class A3,
4.578%, 06/10/2048	620,000	640,304
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C3, Class A4,
5.023%, 04/10/2040	1,840,000	1,962,058
Series 2004-C2, Class A3,
5.134%, 08/10/2038	1,880,000	1,958,761
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class A4
5.992%, 08/10/2045 (P)	2,550,000	2,735,880
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2005-LDP2, Class A4,
4.738%, 07/15/2042	2,065,000	2,203,915
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	1,170,000	1,252,700
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	940,000	1,013,494
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	491,504	499,533
Series 2005-LDP5, Class A4,
5.371%, 12/15/2044 (P)	860,000	937,907
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	485,000	491,803
Series 2006-LDP8, Class A3B,
5.447%, 05/15/2045	205,000	214,013
Series 2005-CB13, Class A3A1,
5.457%, 01/12/2043 (P)	500,000	516,543
Series 2006-CB14, Class A3A,
5.491%, 12/12/2044 (P)(S)	1,860,000	1,901,370
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
6.169%, 07/15/2044 (P)	$1,290,000	$1,401,124
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class A2,
4.310%, 02/15/2030	147,945	148,423
Series 2006-C7, Class A3,
5.347%, 11/15/2038	2,068,000	2,224,675
Series 2007-C2, Class A3,
5.430%, 02/15/2040	1,400,000	1,491,103
Merrill Lynch Mortgage Trust,
Series 2008-C1, Class A4
5.690%, 02/12/2051	460,000	496,766
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-8, Class A2
6.127%, 08/12/2049 (P)	2,450,000	2,562,712
Morgan Stanley Capital I
Series 2004-HQ3, Class A4,
4.800%, 01/13/2041	1,890,000	1,985,346
Series 2005-HQ6, Class A2A,
4.882%, 08/13/2042	1,013,912	1,022,562
Series 2011, Class C10,
5.033%, 09/15/2047 (P)(S)	1,770,000	1,842,140
Series 2006-T21, Class A2,
5.090%, 10/12/2052	235,625	235,261
Series 2007-T25, Class A3,
5.514%, 11/12/2049 (P)	2,940,000	3,195,804
Series 2007-T27, Class A4,
5.789%, 06/11/2042 (P)	3,580,000	3,960,754
Series 2006-T23, Class A2,
5.920%, 08/12/2041 (P)	452,200	455,877
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class A4
5.083%, 03/15/2042 (P)	750,000	807,752
		50,727,517
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $43,228,954)		$50,727,517

ASSET BACKED SECURITIES - 0.12%
Chase Issuance Trust, Series 2008-A4,
Class A4 4.650%, 03/15/2015	885,000	944,311
Credit-Based Asset Servicing and
Securitization LLC, Series 2006-CB2,
Class AF2 5.501%, 12/25/2036	79,401	54,187
Mercedes-Benz Auto Receivables Trust,
Series 2009-1, Class A3
1.670%, 01/15/2014	748,760	754,580
Renaissance Home Equity Loan Trust,
Series 2006-1, Class AF3
5.608%, 05/25/2036	82,238	58,942
TOTAL ASSET BACKED SECURITIES (Cost $1,856,366)		$1,812,020

SECURITIES LENDING COLLATERAL - 2.55%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	3,913,062	39,161,537
TOTAL SECURITIES LENDING
COLLATERAL (Cost $39,159,816)		$39,161,537

The accompanying notes are an integral part of the financial statements.

82

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)

	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 1.57%
Money Market Funds - 1.57%
State Street Institutional U.S. Government
Money Market Fund, 0.000% (Y)	$24,109,018	$24,109,018
TOTAL SHORT-TERM INVESTMENTS (Cost $24,109,018)		$24,109,018
Total Investments (Total Bond Market Trust A)
(Cost $1,507,150,419) - 102.52%		$1,572,361,988
Other assets and liabilities, net - (2.52%)		(38,623,644)
TOTAL NET ASSETS - 100.00%		$1,533,738,344

Total Bond Market Trust B

	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 65.14%
U.S. Government - 26.03%
U.S. Treasury Bonds
3.875%, 08/15/2040	$1,100,000	$1,007,188
4.250%, 05/15/2039 to 11/15/2040	1,060,000	1,037,216
4.375%, 02/15/2038	355,000	357,219
4.625%, 02/15/2040	1,400,000	1,460,157
7.500%, 11/15/2016	1,270,000	1,637,506
7.875%, 02/15/2021	1,100,000	1,541,718
8.750%, 08/15/2020	1,400,000	2,050,125
9.250%, 02/15/2016	3,550,000	4,770,313
11.250%, 02/15/2015	2,010,000	2,731,401
U.S. Treasury Notes
0.375%, 06/30/2013	800,000	798,500
0.750%, 09/15/2013	400,000	401,812
1.125%, 12/15/2012	1,350,000	1,365,082
1.375%, 02/15/2013	700,000	711,074
1.500%, 12/31/2013	500,000	510,547
1.750%, 01/31/2014	1,760,000	1,808,263
1.875%, 02/28/2014 to 04/30/2014	1,370,000	1,412,429
2.000%, 11/30/2013	3,000,000	3,099,141
2.125%, 11/30/2014 to 05/31/2015	2,500,000	2,589,024
2.625%, 11/15/2020	2,500,000	2,405,470
3.000%, 02/28/2017 (L)	3,300,000	3,469,897
3.125%, 10/31/2016	1,500,000	1,593,282
3.250%, 06/30/2016	3,650,000	3,913,486
3.500%, 05/15/2020	1,100,000	1,147,443
		41,818,293
U.S. Government Agency - 39.11%
Federal Farm Credit Bank
3.875%, 10/07/2013	300,000	321,701
4.875%, 12/16/2015	300,000	340,540
Federal Home Loan Bank
3.875%, 06/14/2013	1,320,000	1,405,911
5.500%, 07/15/2036	190,000	208,629
Federal Home Loan Mortgage Corp.
3.500%, 12/01/2025	1,006,191	1,025,278
4.000%, 02/01/2024 to 09/01/2040	2,579,923	2,603,664
4.500%, 05/01/2024 to 10/01/2033	321,401	335,978
5.000%, 06/01/2023 to 10/01/2040	1,810,022	1,928,672
5.500%, 08/23/2017 to 01/01/2038	1,667,050	1,851,125
5.750%, 01/15/2012	1,200,000	1,236,026
5.779%, 02/01/2037 (P)	373,100	397,167
5.806%, 08/01/2037 (P)	573,060	610,177
6.000%, 06/01/2022 to 01/01/2038	359,772	395,400
6.250%, 07/15/2032	450,000	554,938
6.500%, 07/01/2016 to 09/01/2038	$544,416	$610,340
7.000%, 02/01/2016 to 04/01/2032	93,808	106,279
7.500%, 02/01/2016 to 03/01/2032	39,808	45,607
8.000%, 02/01/2030	5,791	6,638
Federal National Mortgage Association
2.108%, 01/01/2035 (P)	1,445,852	1,499,490
2.845%, 04/01/2036 (P)	199,329	210,528
3.500%, 12/01/2040	530,955	507,945
4.000%, 08/01/2020 to 02/01/2041	2,899,008	2,926,138
4.500%, 12/01/2020 to 02/01/2041	6,942,394	7,258,784
5.000%, 07/01/2020 to 04/01/2039	6,118,214	6,544,778
5.500%, 08/01/2021 to 09/01/2036	7,143,387	7,761,090
5.607%, 04/01/2037 (P)	1,834,290	1,955,811
6.000%, 10/01/2013 to 08/01/2038	3,672,458	4,060,209
6.125%, 03/15/2012	1,300,000	1,353,087
6.250%, 05/15/2029	415,000	503,909
6.500%, 02/01/2015 to 02/01/2036	1,153,581	1,302,930
7.000%, 12/01/2012 to 10/01/2032	183,690	206,432
7.125%, 01/15/2030	209,000	277,770
7.250%, 05/15/2030	450,000	605,704
7.500%, 10/01/2015 to 08/01/2031	75,592	86,558
8.000%, 08/01/2030 to 09/01/2031	24,089	27,665
8.500%, 09/01/2030	3,998	4,633
Government National Mortgage Association
4.000%, 10/15/2040	1,598,455	1,630,000
4.500%, 05/15/2019 to 10/20/2040	3,011,143	3,186,400
5.000%, 05/15/2018 to 07/20/2040	1,462,371	1,590,014
5.500%, 11/15/2032 to 01/15/2039	2,096,906	2,313,417
6.000%, 04/15/2017 to 10/15/2038	1,549,011	1,723,164
6.500%, 01/15/2016 to 12/15/2038	410,278	464,454
7.000%, 08/15/2029 to 05/15/2032	130,321	149,427
7.500%, 08/15/2029 to 01/15/2031	37,404	43,153
8.000%, 04/15/2031	9,635	11,172
8.500%, 09/15/2030	6,451	7,505
9.000%, 01/15/2031	3,821	4,456
Tennessee Valley Authority
3.875%, 02/15/2021	100,000	102,648
6.750%, 11/01/2025	260,000	327,980
The Financing Corp. 8.600%, 09/26/2019	150,000	207,925
		62,839,246
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $98,705,316)		$104,657,539

FOREIGN GOVERNMENT
OBLIGATIONS - 2.53%
Brazil - 0.41%
Federative Republic of Brazil
5.875%, 01/15/2019	105,000	121,538
6.000%, 01/17/2017	410,000	479,085
7.125%, 01/20/2037	50,000	61,750
		662,373
Canada - 0.94%
Export Development Canada
3.500%, 05/16/2013	95,000	100,137
Hydro-Quebec
8.400%, 01/15/2022	100,000	137,933
Province of British Columbia
6.500%, 01/15/2026	100,000	123,988
Province of Manitoba
9.625%, 12/01/2018	300,000	408,985

The accompanying notes are an integral part of the financial statements.

83

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Province of New Brunswick
5.200%, 02/21/2017	$80,000	$91,454
Province of Nova Scotia
5.125%, 01/26/2017	85,000	96,609
Province of Ontario
4.500%, 02/03/2015	200,000	220,587
Province of Quebec
7.125%, 02/09/2024	150,000	193,981
7.500%, 07/15/2023	100,000	132,495
		1,506,169
Chile - 0.04%
Republic of Chile
3.875%, 08/05/2020	60,000	60,360
Israel - 0.11%
Government of Israel
5.125%, 03/26/2019	90,000	96,288
5.500%, 09/18/2023	75,000	86,423
		182,711
Italy - 0.21%
Republic of Italy
6.875%, 09/27/2023	300,000	339,508
Japan - 0.14%
Development Bank of Japan
5.125%, 02/01/2017	100,000	113,811
Japan Finance Organization for Municipalities
4.625%, 04/21/2015	100,000	110,497
		224,308
Mexico - 0.29%
Government of Mexico
5.950%, 03/19/2019	415,000	476,213
Norway - 0.06%
Eksportfinans ASA
5.500%, 06/26/2017	80,000	92,240
Panama - 0.04%
Republic of Panama
6.700%, 01/26/2036	60,000	70,800
Peru - 0.09%
Republic of Peru
7.125%, 03/30/2019	120,000	144,360
South Africa - 0.07%
Republic of South Africa
5.500%, 03/09/2020	100,000	109,250
Sweden - 0.13%
Svensk Exportkredit AB
3.250%, 09/16/2014	130,000	137,691
4.875%, 09/29/2011	65,000	65,713
		203,404
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $3,726,543)		$4,071,696

CORPORATE BONDS - 25.71%
Consumer Discretionary - 1.62%
Best Buy Company, Inc. 5.500%, 03/15/2021	60,000	59,036
British Sky Broadcasting Group PLC
9.500%, 11/15/2018 (S)	100,000	132,741
CBS Corp. 8.875%, 05/15/2019	80,000	101,926
Comcast Corp. 5.700%, 07/01/2019	80,000	88,947
DIRECTV Holdings LLC/DIRECTV
Financing Company, Inc.
6.375%, 03/01/2041	$60,000	$64,061
7.625%, 05/15/2016	140,000	152,600
Discovery Communications LLC
5.625%, 08/15/2019	60,000	66,268
Family Dollar Stores, Inc. 5.000%, 02/01/2021	55,000	53,901
Grupo Televisa SA 6.625%, 01/15/2040	40,000	42,100
Home Depot, Inc. 5.875%, 12/16/2036	70,000	71,642
Lowe’s Companies, Inc. 6.100%, 09/15/2017	180,000	211,552
McDonald’s Corp. 5.000%, 02/01/2019	50,000	55,534
News America, Inc. 6.650%, 11/15/2037	175,000	187,547
O’Reilly Automotive, Inc. 4.875%, 01/14/2021	50,000	50,209
Target Corp. 6.500%, 10/15/2037	100,000	114,274
TCI Communications, Inc.
7.125%, 02/15/2028	110,000	127,247
The Walt Disney Company
5.625%, 09/15/2016	90,000	104,217
Time Warner Cable, Inc. 4.125%, 02/15/2021	60,000	57,954
Time Warner Companies, Inc.
7.250%, 10/15/2017	100,000	120,281
Time Warner Entertainment Company LP
8.375%, 07/15/2033	200,000	255,622
Time Warner, Inc. 7.625%, 04/15/2031	75,000	89,983
Viacom, Inc.
4.250%, 09/15/2015	40,000	42,804
4.500%, 03/01/2021	120,000	120,488
Vivendi SA 5.750%, 04/04/2013 (S)	55,000	58,936
Volkswagen International Finance NV
2.875%, 04/01/2016 (S)	60,000	60,388
Yum! Brands, Inc. 6.250%, 03/15/2018	90,000	103,161
		2,593,419
Consumer Staples - 2.19%
Altria Group, Inc.
8.500%, 11/10/2013	80,000	92,701
9.250%, 08/06/2019	160,000	208,518
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019	120,000	145,850
7.750%, 01/15/2019	105,000	132,024
Bottling Group LLC 5.125%, 01/15/2019	105,000	116,223
Brown-Forman Corp.
2.500%, 01/15/2016	50,000	50,472
5.000%, 02/01/2014	105,000	114,754
Clorox Company 5.950%, 10/15/2017	95,000	108,131
ConAgra Foods, Inc.
5.819%, 06/15/2017	62,000	68,679
9.750%, 03/01/2021	63,000	81,477
CVS Caremark Corp.
4.125%, 05/15/2021	60,000	58,422
6.125%, 08/15/2016	105,000	120,313
CVS Pass-
Through Trust 8.353%, 07/10/2031 (S)	96,667	118,276
Diageo Capital PLC 4.828%, 07/15/2020	95,000	99,682
General Mills, Inc. 5.650%, 02/15/2019	85,000	95,919
Kellogg Company 4.150%, 11/15/2019	30,000	30,901
Kimberly-Clark Corp. 7.500%, 11/01/2018	80,000	100,386
Kraft Foods, Inc.
6.125%, 02/01/2018	90,000	103,488
6.750%, 02/19/2014	85,000	96,252
6.875%, 02/01/2038	40,000	46,276
Mead Johnson Nutrition Company
4.900%, 11/01/2019	30,000	31,637
PepsiCo, Inc.
5.500%, 01/15/2040	60,000	63,409

The accompanying notes are an integral part of the financial statements.

84

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
PepsiCo, Inc. (continued)
7.900%, 11/01/2018	$17,000	$21,897
Philip Morris International, Inc.
4.125%, 05/17/2021	60,000	59,742
6.875%, 03/17/2014	90,000	103,310
Ralcorp Holdings, Inc. 6.625%, 08/15/2039	70,000	71,400
SABMiller PLC 6.500%, 07/15/2018 (S)	90,000	104,036
Safeway, Inc. 6.350%, 08/15/2017	135,000	154,409
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	90,000	95,231
Tesco PLC 6.150%, 11/15/2037 (S)	100,000	106,818
The Coca-Cola Company 3.150%, 11/15/2020	60,000	57,560
The Kroger Company
3.900%, 10/01/2015	40,000	42,288
6.400%, 08/15/2017	100,000	117,078
Wal-Mart Stores, Inc.
4.125%, 02/01/2019	100,000	104,748
6.200%, 04/15/2038	125,000	138,509
7.550%, 02/15/2030	110,000	140,689
Walgreen Company 5.250%, 01/15/2019	105,000	116,968
		3,518,473
Energy - 2.79%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	80,000	83,476
Apache Corp. 6.000%, 09/15/2013	75,000	83,019
Boardwalk Pipelines LP 5.750%, 09/15/2019	60,000	64,844
BP Capital Markets PLC 5.250%, 11/07/2013	80,000	86,658
Cameron International Corp.
7.000%, 07/15/2038	20,000	22,758
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	70,000	76,165
Cenovus Energy, Inc. 5.700%, 10/15/2019	40,000	45,299
Chevron Corp. 4.950%, 03/03/2019	90,000	100,509
ConocoPhillips 5.750%, 02/01/2019	100,000	114,939
DCP Midstream LLC
9.700%, 12/01/2013 (S)	90,000	105,235
9.750%, 03/15/2019 (S)	95,000	124,099
Devon Financing Corp. ULC
7.875%, 09/30/2031	40,000	51,587
Enbridge Energy Partners LP
9.875%, 03/01/2019	125,000	164,585
Ensco PLC 4.700%, 03/15/2021	60,000	60,569
Enterprise Products Operating LLC
6.650%, 04/15/2018	40,000	46,473
9.750%, 01/31/2014	60,000	71,609
EOG Resources, Inc. 4.100%, 02/01/2021	60,000	59,218
GlobalSantaFe Corp. 5.000%, 02/15/2013	100,000	105,450
Hess Corp. 8.125%, 02/15/2019	60,000	75,877
Kinder Morgan Energy Partners LP
5.850%, 09/15/2012	80,000	84,287
6.375%, 03/01/2041	60,000	61,419
6.500%, 09/01/2039	40,000	41,535
7.300%, 08/15/2033	80,000	91,148
9.000%, 02/01/2019	60,000	76,902
Marathon Oil Corp. 6.000%, 10/01/2017	34,000	39,035
Nabors Industries, Inc. 9.250%, 01/15/2019	105,000	133,024
Nexen, Inc. 6.200%, 07/30/2019	120,000	134,729
Noble Holding International, Ltd.
6.050%, 03/01/2041	50,000	51,258
7.375%, 03/15/2014	100,000	113,953
Occidental Petroleum Corp.
4.100%, 02/01/2021	50,000	50,893
ONEOK Partners LP 6.650%, 10/01/2036	85,000	92,255
Pemex Project Funding
Master Trust 7.375%, 12/15/2014	$260,000	$301,600
Petro-Canada
5.950%, 05/15/2035	70,000	71,351
6.050%, 05/15/2018	125,000	141,455
Petrobras International Finance Company
8.375%, 12/10/2018	90,000	110,868
Petroleos Mexicanos 5.500%, 01/21/2021	70,000	73,395
Plains All American Pipeline LP/PAA
Finance Corp. 8.750%, 05/01/2019	60,000	75,441
Rockies Express Pipeline LLC
3.900%, 04/15/2015 (S)	60,000	60,855
Shell International Finance BV
6.375%, 12/15/2038	90,000	104,354
Statoil ASA 3.125%, 08/17/2017	30,000	30,244
Talisman Energy, Inc.
3.750%, 02/01/2021	60,000	56,677
6.250%, 02/01/2038	110,000	115,143
The Williams Companies, Inc.
7.875%, 09/01/2021	60,000	74,318
Tosco Corp. 8.125%, 02/15/2030	110,000	143,713
Total Capital SA
3.125%, 10/02/2015	40,000	41,723
4.125%, 01/28/2021	40,000	40,434
4.250%, 12/15/2021	60,000	61,439
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	85,000	88,761
Valero Energy Corp.
6.125%, 06/15/2017	100,000	113,122
7.500%, 04/15/2032	30,000	33,503
Weatherford International, Ltd.
5.500%, 02/15/2016	120,000	131,470
Williams Partners LP 5.250%, 03/15/2020	90,000	94,693
		4,477,366
Financials - 10.26%
AEGON Funding Company LLC
5.750%, 12/15/2020	50,000	53,114
African Development Bank
6.875%, 10/15/2015	35,000	41,507
Allied World Assurance Company
Holdings, Ltd. 7.500%, 08/01/2016	115,000	131,721
American Express Bank FSB
3.150%, 12/09/2011	250,000	253,191
American Express Company
8.125%, 05/20/2019	50,000	63,355
American Express Credit Corp.
7.300%, 08/20/2013	100,000	111,277
American International Group, Inc.
5.450%, 05/18/2017	120,000	125,261
Asian Development Bank 5.593%, 07/16/2018	250,000	288,028
Banco Bradesco SA/Cayman Islands
4.125%, 05/16/2016 (S)	200,000	201,260
Bank of America Corp.
2.100%, 04/30/2012	205,000	208,214
3.125%, 06/15/2012	125,000	128,418
5.000%, 05/13/2021	50,000	49,358
5.420%, 03/15/2017	100,000	101,961
6.500%, 08/01/2016	80,000	89,178
Barclays Bank PLC
5.125%, 01/08/2020	100,000	101,431
5.450%, 09/12/2012	105,000	110,616
BB&T Corp. 5.200%, 12/23/2015	105,000	113,542
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021	60,000	61,049

The accompanying notes are an integral part of the financial statements.

85

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Berkshire Hathaway Finance Corp. (continued)
5.400%, 05/15/2018	$105,000	$116,411
Berkshire Hathaway, Inc. 3.200%, 02/11/2015	120,000	125,024
BNP Paribas 3.250%, 03/11/2015	120,000	122,050
Boston Properties LP 4.125%, 05/15/2021	60,000	57,268
BRE Properties, Inc. 5.200%, 03/15/2021	60,000	61,805
Capital One Financial Corp.
7.375%, 05/23/2014	110,000	125,565
Chubb Corp. 5.750%, 05/15/2018	50,000	56,424
Citigroup Funding, Inc. 1.875%, 11/15/2012	70,000	71,282
Citigroup, Inc.
2.125%, 04/30/2012	210,000	213,311
2.875%, 12/09/2011	250,000	252,949
5.500%, 04/11/2013	125,000	132,687
5.875%, 02/22/2033	220,000	206,823
8.500%, 05/22/2019	80,000	99,119
CNA Financial Corp.
5.750%, 08/15/2021	60,000	61,913
7.350%, 11/15/2019	60,000	68,357
Credit Suisse AG 5.400%, 01/14/2020	60,000	60,706
Credit Suisse Guernsey, Ltd. (5.860% to
05/15/2017, then 3 month
LIBOR + 1.690%) 05/15/2017 (Q)	90,000	85,995
Credit Suisse USA, Inc. 4.875%, 01/15/2015	125,000	134,746
Deutsche Bank AG
3.875%, 08/18/2014	130,000	136,598
4.875%, 05/20/2013	210,000	223,053
Discover Financial Services
10.250%, 07/15/2019	120,000	154,977
Dresdner Bank AG 7.250%, 09/15/2015	80,000	84,471
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	60,000	63,599
European Investment Bank
2.375%, 03/14/2014	210,000	217,490
4.625%, 05/15/2014 to 10/20/2015	305,000	337,677
4.875%, 01/17/2017	200,000	226,507
FIH Erhvervsbank A/S
2.450%, 08/17/2012 (S)	70,000	71,471
First Horizon National Corp.
5.375%, 12/15/2015	50,000	53,173
FleetBoston Financial Corp.
6.700%, 07/15/2028	125,000	126,467
General Electric Capital Corp.
2.200%, 06/08/2012	105,000	106,947
3.000%, 12/09/2011	125,000	126,530
5.625%, 09/15/2017	230,000	253,778
6.000%, 08/07/2019	60,000	66,397
6.750%, 03/15/2032	230,000	255,542
6.875%, 01/10/2039	105,000	118,862
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	60,000	65,559
Hartford Financial Services Group, Inc.
5.950%, 10/15/2036	50,000	47,081
Health Care REIT, Inc. 4.950%, 01/15/2021	60,000	58,420
Hospitality
Properties Trust 7.875%, 08/15/2014	70,000	78,957
HSBC Holdings PLC 6.500%, 09/15/2037	205,000	211,567
Inter-American Development Bank
7.000%, 06/15/2025	60,000	77,648
International Bank for Reconstruction &
Development 8.625%, 10/15/2016	100,000	130,062
International Finance Corp.
3.500%, 05/15/2013	65,000	68,667
Jefferies Group, Inc. 5.125%, 04/13/2018	60,000	60,090
John Deere Capital Corp. 4.950%, 12/17/2012	172,000	182,571
JPMorgan Chase & Company
3.125%, 12/01/2011	$215,000	$217,637
4.750%, 05/01/2013	125,000	133,042
6.400%, 05/15/2038	125,000	141,081
KeyCorp
3.750%, 08/13/2015	60,000	61,916
6.500%, 05/14/2013	125,000	135,995
Kimco Realty Corp. 6.875%, 10/01/2019	60,000	69,676
Kreditanstalt fuer Wiederaufbau
3.250%, 03/15/2013	300,000	313,333
4.375%, 03/15/2018	360,000	396,169
5.125%, 03/14/2016	100,000	114,168
Landwirtschaftliche Rentenbank
5.125%, 02/01/2017	75,000	85,627
Lincoln National Corp. 5.650%, 08/27/2012	50,000	52,389
Marsh & McLennan Companies, Inc.
5.750%, 09/15/2015	105,000	115,342
MBNA Corp. 5.000%, 06/15/2015	250,000	264,938
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018 to 11/15/2018	180,000	197,910
7.750%, 05/14/2038	125,000	138,567
MetLife, Inc. 6.817%, 08/15/2018	190,000	222,347
Moody’s Corp. 5.500%, 09/01/2020	60,000	61,438
Morgan Stanley
2.250%, 03/13/2012	100,000	101,417
3.250%, 12/01/2011	125,000	126,467
7.300%, 05/13/2019	210,000	238,015
Nomura Holdings, Inc. 4.125%, 01/19/2016	110,000	111,347
Nordic Investment Bank 2.375%, 12/15/2011	125,000	126,166
Northern Trust Corp. 3.450%, 11/04/2020	60,000	58,196
Oesterreichische Kontrollbank AG
4.875%, 02/16/2016	50,000	56,141
PartnerRe Finance B LLC 5.500%, 06/01/2020	60,000	60,556
PNC Funding Corp.
2.300%, 06/22/2012	125,000	127,518
4.250%, 09/21/2015	40,000	42,898
5.625%, 02/01/2017	80,000	88,042
6.700%, 06/10/2019	80,000	94,209
ProLogis LP 5.625%, 11/15/2016	185,000	197,448
Prudential Financial, Inc.
3.875%, 01/14/2015	30,000	31,302
4.750%, 04/01/2014 to 09/17/2015	175,000	188,216
5.375%, 06/21/2020	60,000	63,170
Reinsurance Group of America, Inc.
5.000%, 06/01/2021	50,000	49,432
Royal Bank of Canada 2.100%, 07/29/2013	160,000	164,133
Royal Bank of Scotland Group PLC
5.000%, 11/12/2013	100,000	100,980
Senior Housing
Properties Trust 4.300%, 01/15/2016	110,000	110,953
Simon Property Group LP 5.875%, 03/01/2017	80,000	90,549
SLM Corp. 8.000%, 03/25/2020	90,000	96,587
State Street Corp. 2.150%, 04/30/2012	90,000	91,435
SunTrust Banks, Inc. 6.000%, 09/11/2017	105,000	116,525
The Allstate Corp. 5.950%, 04/01/2036	100,000	101,564
The Bank of New York Mellon Corp.
4.500%, 04/01/2013	155,000	164,658
The Bear Stearns Companies LLC
7.250%, 02/01/2018	310,000	367,945
The Goldman Sachs Group, Inc.
3.250%, 06/15/2012	125,000	128,508
5.500%, 11/15/2014	250,000	270,223
6.125%, 02/15/2033	125,000	125,827
6.150%, 04/01/2018	185,000	201,243
7.500%, 02/15/2019	240,000	279,101

The accompanying notes are an integral part of the financial statements.

86

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
The Travelers Companies, Inc.
5.900%, 06/02/2019	$80,000	$88,798
Travelers Property Casualty Corp.
7.750%, 04/15/2026	50,000	62,825
UBS AG/Stamford CT 5.750%, 04/25/2018	185,000	200,471
Unitrin, Inc. 6.000%, 11/30/2015	120,000	128,202
US Bancorp
2.250%, 03/13/2012	100,000	101,425
2.450%, 07/27/2015	60,000	60,537
US Central Federal Credit Union
1.900%, 10/19/2012	70,000	71,234
Ventas Realty LP/Ventas Capital Corp.
4.750%, 06/01/2021	60,000	58,528
Vornado Realty LP 4.250%, 04/01/2015	60,000	62,251
WEA Finance LLC/WT Finance
Australia Pty, Ltd. 7.500%, 06/02/2014 (S)	150,000	172,844
Wells Fargo & Company
3.000%, 12/09/2011	125,000	126,557
5.000%, 11/15/2014	105,000	113,311
5.625%, 12/11/2017	185,000	204,230
Westpac Banking Corp. 3.000%, 12/09/2015	80,000	80,468
Willis North America, Inc.
7.000%, 09/29/2019	50,000	55,371
Xstrata Finance Canada, Ltd.
5.800%, 11/15/2016 (S)	105,000	117,529
		16,486,004
Health Care - 1.61%
Abbott Laboratories
4.125%, 05/27/2020	60,000	61,104
4.350%, 03/15/2014	120,000	130,478
Aetna, Inc.
3.950%, 09/01/2020	60,000	58,881
6.000%, 06/15/2016	105,000	120,206
Amgen, Inc.
5.700%, 02/01/2019	50,000	56,594
5.750%, 03/15/2040	40,000	40,912
AstraZeneca PLC 5.900%, 09/15/2017	105,000	122,291
Baxter International, Inc. 5.900%, 09/01/2016	50,000	58,570
Becton Dickinson and Company
3.250%, 11/12/2020	60,000	57,071
Bristol-Myers Squibb Company
6.800%, 11/15/2026	55,000	67,764
Covidien International Finance SA
6.000%, 10/15/2017	110,000	128,481
Eli Lilly & Company 7.125%, 06/01/2025	80,000	100,507
Gilead Sciences, Inc. 4.500%, 04/01/2021	60,000	60,057
GlaxoSmithKline Capital, Inc.
4.375%, 04/15/2014	105,000	114,272
6.375%, 05/15/2038	50,000	57,657
Howard Hughes Medical Institute
3.450%, 09/01/2014	70,000	74,458
Johnson & Johnson
2.150%, 05/15/2016	50,000	50,094
5.850%, 07/15/2038	100,000	110,213
Life Technologies Corp. 5.000%, 01/15/2021	60,000	60,830
Merck & Company, Inc. 5.300%, 12/01/2013	270,000	298,480
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	80,000	88,787
Pharmacia Corp. 6.500%, 12/01/2018	105,000	124,309
Quest Diagnostics, Inc. 5.450%, 11/01/2015	30,000	33,420
St. Jude Medical, Inc. 4.875%, 07/15/2019	50,000	53,982
UnitedHealth Group, Inc.
4.875%, 03/15/2015	12,000	13,110
5.800%, 03/15/2036	40,000	40,369
WellPoint, Inc. 6.375%, 06/15/2037	$175,000	$190,667
Wyeth 5.500%, 03/15/2013	200,000	215,725
		2,589,289
Industrials - 1.72%
Allied Waste North America, Inc.
6.875%, 06/01/2017	70,000	75,863
Burlington Northern Santa Fe LLC
4.700%, 10/01/2019	60,000	63,619
7.000%, 02/01/2014	125,000	142,260
Canadian Pacific Railway Company
4.450%, 03/15/2023	60,000	59,366
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	100,000	112,363
Caterpillar, Inc. 7.900%, 12/15/2018	95,000	121,474
CSX Corp.
6.250%, 04/01/2015	100,000	114,454
7.375%, 02/01/2019	105,000	127,920
Emerson Electric Company
4.875%, 10/15/2019	80,000	87,317
FedEx Corp. 8.000%, 01/15/2019	50,000	62,801
General Dynamics Corp. 5.250%, 02/01/2014	90,000	99,651
General Electric Company 5.000%, 02/01/2013	190,000	201,635
Honeywell International, Inc.
3.875%, 02/15/2014	85,000	91,296
Ingersoll-Rand Global Holding Company, Ltd.
6.875%, 08/15/2018	110,000	130,286
Northrop Grumman Corp. 3.500%, 03/15/2021	150,000	142,236
Pitney Bowes, Inc. 6.250%, 03/15/2019	50,000	54,822
Roper Industries, Inc. 6.250%, 09/01/2019	40,000	45,264
Snap-On, Inc. 6.125%, 09/01/2021	70,000	79,502
Stanley Black & Decker, Inc.
6.150%, 10/01/2013	60,000	65,756
The Boeing Company 8.750%, 09/15/2031	90,000	122,182
Tyco Electronics Group SA
6.550%, 10/01/2017	200,000	235,514
Union Pacific Corp.
4.000%, 02/01/2021	60,000	60,675
6.625%, 02/01/2029	85,000	98,335
United Technologies Corp.
5.375%, 12/15/2017	100,000	114,028
6.125%, 02/01/2019	125,000	146,102
Waste Management, Inc.
4.600%, 03/01/2021	60,000	61,178
6.125%, 11/30/2039	50,000	52,325
		2,768,224
Information Technology - 0.74%
Cisco Systems, Inc.
3.150%, 03/14/2017	60,000	61,287
5.900%, 02/15/2039	80,000	84,524
Dell, Inc.
4.700%, 04/15/2013	130,000	138,471
5.400%, 09/10/2040	60,000	57,131
eBay, Inc. 3.250%, 10/15/2020	60,000	55,932
Google, Inc. 3.625%, 05/19/2021	50,000	49,418
Hewlett-Packard Company
2.125%, 09/13/2015	60,000	59,870
3.750%, 12/01/2020	60,000	58,296
4.750%, 06/02/2014	95,000	103,639
International Business Machines Corp.
6.500%, 10/15/2013	140,000	156,987
Microsoft Corp. 2.950%, 06/01/2014	80,000	84,520
Oracle Corp. 5.750%, 04/15/2018	145,000	165,862
SAIC, Inc. 4.450%, 12/01/2020 (S)	50,000	51,400

The accompanying notes are an integral part of the financial statements.

87

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Xerox Corp. 6.750%, 12/15/2039	$60,000	$67,266
		1,194,603
Materials - 0.88%
Agrium, Inc. 6.750%, 01/15/2019	100,000	117,383
Alcoa, Inc. 6.750%, 07/15/2018	100,000	110,537
ArcelorMittal
5.375%, 06/01/2013	155,000	165,001
6.125%, 06/01/2018	70,000	74,937
Cliffs Natural Resources, Inc.
4.875%, 04/01/2021	60,000	60,124
Commercial Metals Company
7.350%, 08/15/2018	110,000	117,388
CRH America, Inc. 8.125%, 07/15/2018	50,000	59,267
E.I. du Pont de Nemours & Company
3.625%, 01/15/2021	180,000	174,598
5.875%, 01/15/2014	15,000	16,676
POSCO 4.250%, 10/28/2020 (S)	100,000	94,130
Potash Corp. of Saskatchewan, Inc.
4.875%, 03/30/2020	20,000	21,132
PPG Industries, Inc. 3.600%, 11/15/2020	60,000	58,290
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	100,000	110,108
Rio Tinto Finance USA, Ltd.
6.500%, 07/15/2018	70,000	81,711
The Dow Chemical Company
5.700%, 05/15/2018	50,000	55,377
5.900%, 02/15/2015	60,000	67,375
The Sherwin-Williams Company
3.125%, 12/15/2014	30,000	31,670
		1,415,704
Telecommunication Services - 1.74%
America Movil SAB de CV
5.000%, 03/30/2020	61,000	63,595
American Tower Corp. 4.500%, 01/15/2018	60,000	59,942
Ameritech Capital Funding Corp.
6.875%, 10/15/2027	60,000	64,583
AT&T, Inc.
5.625%, 06/15/2016	80,000	90,645
6.700%, 11/15/2013	90,000	100,903
BellSouth Corp. 6.875%, 10/15/2031	200,000	224,670
British Telecommunications PLC
9.875%, 12/15/2030	60,000	82,424
CenturyLink, Inc. 7.600%, 09/15/2039	50,000	48,094
COX Communications, Inc.
9.375%, 01/15/2019 (S)	125,000	166,051
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	146,000	192,690
Qwest Corp. 8.375%, 05/01/2016	70,000	82,600
Telecom Italia Capital SA
5.250%, 11/15/2013	170,000	178,422
7.721%, 06/04/2038	80,000	79,561
Telefonica Europe BV 8.250%, 09/15/2030	100,000	119,403
Verizon Communications, Inc.
4.600%, 04/01/2021	110,000	113,417
5.250%, 04/15/2013	130,000	139,563
6.900%, 04/15/2038	190,000	217,959
Verizon Wireless Capital LLC
7.375%, 11/15/2013	100,000	113,673
8.500%, 11/15/2018	60,000	77,873
Vodafone Group PLC
3.375%, 11/24/2015	160,000	165,924
4.375%, 03/16/2021	110,000	110,495
5.375%, 01/30/2015	190,000	211,148
5.450%, 06/10/2019	$80,000	$88,862
		2,792,497
Utilities - 2.16%
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021 (S)	77,000	77,492
Consolidated Edison Company of New
York, Inc. 7.125%, 12/01/2018	95,000	116,816
Constellation Energy Group, Inc.
5.150%, 12/01/2020	60,000	61,448
Dominion Resources, Inc.
5.000%, 03/15/2013	95,000	101,265
5.200%, 08/15/2019	110,000	119,719
DTE Energy Company 6.350%, 06/01/2016	60,000	69,549
Duke Energy Carolinas LLC
5.625%, 11/30/2012	100,000	106,478
6.000%, 01/15/2038	50,000	54,962
7.000%, 11/15/2018	90,000	109,836
E.ON International Finance BV
5.800%, 04/30/2018 (S)	140,000	155,364
Enel Finance International NV
5.125%, 10/07/2019 (S)	100,000	101,051
6.250%, 09/15/2017 (S)	50,000	55,167
Entergy Corp. 5.125%, 09/15/2020	70,000	69,278
Entergy Texas, Inc. 7.125%, 02/01/2019	50,000	58,629
Exelon Generation Company LLC
6.250%, 10/01/2039	40,000	40,426
FirstEnergy Corp. 6.450%, 11/15/2011	2,000	2,037
FirstEnergy Solutions Corp.
6.050%, 08/15/2021	60,000	64,519
Florida Power & Light Company
5.650%, 02/01/2037	60,000	63,625
Georgia Power Company 5.950%, 02/01/2039	100,000	108,305
Indiana Michigan Power Company
6.050%, 03/15/2037	187,000	196,561
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/2015	90,000	107,586
NiSource Finance Corp. 6.800%, 01/15/2019	130,000	150,794
Oglethorpe Power Corp. 5.375%, 11/01/2040	60,000	57,903
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	58,000	72,149
Pacific Gas & Electric Company
3.500%, 10/01/2020	60,000	56,999
6.050%, 03/01/2034	60,000	63,444
6.250%, 12/01/2013	135,000	150,637
PacifiCorp 6.000%, 01/15/2039	105,000	115,921
Pennsylvania Electric Company
5.200%, 04/01/2020	70,000	73,673
PPL WEM Holdings PLC
5.375%, 05/01/2021 (S)	60,000	62,114
Progress Energy, Inc. 4.400%, 01/15/2021	55,000	55,567
Public Service Electric & Gas Company
6.330%, 11/01/2013	120,000	133,964
San Diego Gas & Electric Company
6.125%, 09/15/2037	60,000	68,176
Southern California Edison Company
5.350%, 07/15/2035	130,000	132,494
Southern Company 2.375%, 09/15/2015	100,000	99,986
Southwestern Public Service Company
8.750%, 12/01/2018	70,000	89,736
Virginia Electric and Power Company
3.450%, 09/01/2022	50,000	47,254
8.875%, 11/15/2038	70,000	103,624

The accompanying notes are an integral part of the financial statements.

88

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Wisconsin Electric Power Company
6.000%, 04/01/2014	$80,000	$90,186
		3,464,734
TOTAL CORPORATE BONDS (Cost $37,958,457)		$41,300,313

CAPITAL PREFERRED SECURITIES - 0.12%
Industrials - 0.12%
Hutchison Whampoa International 10, Ltd.
(6.000% to 10/28/2015, then 3 month
LIBOR + 5.635%) 10/28/2015 (Q)(S)	190,000	194,750
TOTAL CAPITAL PREFERRED SECURITIES (Cost $190,000)		$194,750

MUNICIPAL BONDS - 0.63%
California - 0.10%
State of California
7.500%, 04/01/2034	80,000	91,194
University of California
5.770%, 05/15/2043	70,000	69,290
		160,484
District of Columbia - 0.02%
Metropolitan Washington Airports Authority
7.462%, 10/01/2046	40,000	40,068
Illinois - 0.10%
State of Illinois
5.100%, 06/01/2033	115,000	98,011
7.350%, 07/01/2035	60,000	64,175
		162,186
Maryland - 0.04%
Maryland State Transportation Authority
5.888%, 07/01/2043	60,000	63,547
New Jersey - 0.07%
New Jersey State Turnpike Authority
7.102%, 01/01/2041	90,000	105,037
New York - 0.08%
New York State Dormitory Authority
5.628%, 03/15/2039	70,000	71,361
New York State Urban Development Corp.
5.770%, 03/15/2039	60,000	62,198
		133,559
North Carolina - 0.04%
North Carolina Turnpike Authority
6.700%, 01/01/2039	60,000	62,692
Texas - 0.08%
State of Texas
5.517%, 04/01/2039	60,000	63,319
Texas Transportation Commission
5.178%, 04/01/2030	60,000	61,580
		124,899
Utah - 0.07%
State of Utah
3.539%, 07/01/2025	80,000	76,158
4.554%, 07/01/2024	40,000	41,898
		118,056
Washington - 0.03%
State of Washington
5.481%, 08/01/2039	40,000	41,347
TOTAL MUNICIPAL BONDS (Cost $980,886)		$1,011,875
COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.70%
Commercial & Residential - 4.70%
Banc of America Commercial Mortgage, Inc.,
Series 2006-4, Class A4
5.634%, 07/10/2046	210,000	$229,623
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR3, Class A4,
4.715%, 02/11/2041	500,000	529,965
Series 2005-T20, Class A3,
5.296%, 10/12/2042 (P)	530,000	546,031
Series 2006-PW12, Class A4,
5.903%, 09/11/2038 (P)	190,000	209,098
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A1
5.920%, 03/15/2049 (P)	54,406	54,364
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2006-CD2, Class A4
5.524%, 01/15/2046 (P)	170,000	183,920
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C3, Class A3
4.645%, 07/15/2037	60,000	63,002
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class A3,
4.578%, 06/10/2048	100,000	103,275
Series 2001-2, Class A4,
6.290%, 08/11/2033	24,507	24,498
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2004-CB8, Class A4,
4.404%, 01/12/2039	400,000	421,280
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	150,000	161,728
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	298,577	303,454
Series 2005-LDP5, Class A4,
5.371%, 12/15/2044 (P)	835,000	910,642
Series 2005-CB13, Class A3A1,
5.457%, 01/12/2043 (P)	80,000	82,647
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
6.169%, 07/15/2044 (P)	180,000	195,506
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4,
5.690%, 02/12/2051	440,000	475,168
Series 2006-C1, Class AM,
5.863%, 05/12/2039 (P)	800,000	828,382
Morgan Stanley Capital I
Series 2011, Class C10,
5.033%, 09/15/2047 (P)(S)	190,000	197,744
Series 2007-T27, Class A4,
5.789%, 06/11/2042 (P)	630,000	697,004
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493%, 02/11/2036	450,000	468,820
Wachovia Bank Commercial Mortgage Trust
Series 2005-C17, Class A4,
5.083%, 03/15/2042 (P)	300,000	323,101
Series 2004-C11, Class A5,
5.215%, 01/15/2041 (P)	500,000	537,087
		7,546,339
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $6,955,516)		$7,546,339

The accompanying notes are an integral part of the financial statements.

89

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)

	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES - 0.25%
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A6
6.620%, 03/01/2016	250,000	$287,882
Mercedes-Benz Auto Receivables Trust,
Series 2009-1, Class A3
1.670%, 01/15/2014	109,369	110,220
TOTAL ASSET BACKED SECURITIES (Cost $394,729)		$398,102

SECURITIES LENDING COLLATERAL - 0.73%
John Hancock
Collateral Investment Trust 0.2447% (W)(Y)	117,944	1,180,369
TOTAL SECURITIES LENDING
COLLATERAL (Cost $1,180,391)		$1,180,369

SHORT-TERM INVESTMENTS - 0.50%
Money Market Funds - 0.50%
State Street Institutional U.S. Government
Money Market Fund, 0.000% (Y)	802,056	802,056
TOTAL SHORT-TERM INVESTMENTS (Cost $802,056)		$802,056
Total Investments (Total Bond Market Trust B)
(Cost $150,893,894) - 100.31%		$161,163,039
Other assets and liabilities, net - (0.31%)		(504,447)
TOTAL NET ASSETS - 100.00%		$160,658,592

Total Stock Market Index Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.19%
Consumer Discretionary - 12.03%
Auto Components - 0.44%
American Axle &
Manufacturing Holdings, Inc. (I)	1,576	$17,935
Amerigon, Inc. (I)	785	13,643
BorgWarner, Inc. (I)(L)	2,857	230,817
Cooper Tire & Rubber Company	1,660	32,851
Dana Holding Corp. (I)	3,216	58,853
Dorman Products, Inc. (I)	527	20,859
Drew Industries, Inc.	629	15,549
Exide Technologies (I)	2,135	16,311
Federal-Mogul Corp. (I)	2,579	58,879
Fuel Systems Solutions, Inc. (I)	447	11,153
Gentex Corp.	3,535	106,863
Icahn Enterprises LP	1,912	82,216
Johnson Controls, Inc.	16,245	676,767
Modine Manufacturing Company (I)	1,044	16,046
Quantum Fuel Systems
Technologies Worldwide, Inc. (I)	1,805	6,263
Spartan Motors, Inc.	933	5,038
Standard Motor Products, Inc.	572	8,712
Stoneridge, Inc. (I)	932	13,738
Superior Industries International, Inc.	760	16,804
Tenneco, Inc. (I)(L)	1,332	58,701
The Goodyear Tire & Rubber Company (I)	6,237	104,594
TRW Automotive Holdings Corp. (I)	3,019	178,212
		1,750,804
Automobiles - 0.68%
Ford Motor Company (I)	91,496	1,261,730
General Motors Company (I)	37,162	1,128,238
Harley-Davidson, Inc.	5,920	242,542
Tesla Motors, Inc. (I)(L)	2,235	$65,106
Thor Industries, Inc.	1,431	41,270
Winnebago Industries, Inc. (I)(L)	939	9,071
		2,747,957
Distributors - 0.09%
Audiovox Corp., Class A (I)	780	5,897
Core-Mark Holding Company, Inc. (I)	358	12,781
Genuine Parts Company (L)	3,855	209,712
LKQ Corp. (I)	3,598	93,872
Pool Corp. (L)	1,235	36,815
Weyco Group, Inc.	346	8,512
		367,589
Diversified Consumer Services - 0.31%
American Public Education, Inc. (I)	485	21,587
Apollo Group, Inc., Class A (I)	3,530	154,190
Bridgepoint Education, Inc. (I)(L)	1,381	34,525
Capella Education Company (I)	411	17,200
Career Education Corp. (I)	1,817	38,430
Coinstar, Inc. (I)(L)	784	42,759
Corinthian Colleges, Inc. (I)	2,000	8,520
CPI Corp. (L)	190	2,499
DeVry, Inc.	1,682	99,457
Education Management Corp. (I)(L)	2,956	70,767
Grand Canyon Education, Inc. (I)	1,175	16,662
H&R Block, Inc. (L)	7,856	126,010
Hillenbrand, Inc.	1,560	36,894
ITT Educational Services, Inc. (I)(L)	701	54,846
K12, Inc. (I)	824	27,307
Learning Tree International, Inc.	517	4,606
Lincoln Educational Services Corp.	724	12,417
Mac-Gray Corp.	473	7,308
Matthews International Corp., Class A	756	30,353
Pre-Paid Legal Services, Inc. (L)	284	18,883
Regis Corp. (L)	1,321	20,238
Service Corp. International	6,446	75,289
Sotheby’s	1,738	75,603
Steiner Leisure, Ltd. (I)	383	17,495
Stewart Enterprises, Inc., Class A (L)	2,683	19,586
Stonemor Partners LP	452	12,502
Strayer Education, Inc. (L)	328	41,456
Universal Technical Institute, Inc.	601	11,882
Weight Watchers International, Inc.	1,933	145,884
		1,245,155
Hotels, Restaurants & Leisure - 2.12%
AFC Enterprises, Inc. (I)	941	15,479
Ambassadors Group, Inc.	649	5,731
Ameristar Casinos, Inc.	1,458	34,569
Bally Technologies, Inc. (I)(L)	1,328	54,023
Biglari Holdings, Inc. (I)	42	16,424
BJ’s Restaurants, Inc. (I)(L)	742	38,851
Bob Evans Farms, Inc.	755	26,402
Boyd Gaming Corp. (I)(L)	2,281	19,845
Brinker International, Inc.	2,352	57,530
Buffalo Wild Wings, Inc. (I)(L)	486	32,227
California Pizza Kitchen, Inc. (I)	687	12,689
Caribou Coffee Company, Inc. (I)	607	8,037
Carnival Corp.	15,254	574,008
Carrols Restaurant Group, Inc. (I)	696	7,266
CEC Entertainment, Inc.	565	22,662
Cedar Fair LP	1,453	29,263
Chipotle Mexican Grill, Inc. (I)(L)	773	238,231
Choice Hotels International, Inc. (L)	1,424	47,505
Churchill Downs, Inc.	397	17,897

The accompanying notes are an integral part of the financial statements.

90

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Cracker Barrel Old Country Store, Inc. (L)	568	$28,008
Darden Restaurants, Inc.	3,483	173,314
Denny’s Corp. (I)	3,079	11,947
DineEquity, Inc. (I)	485	25,351
Domino’s Pizza, Inc. (I)	1,549	39,097
Dover Downs Gaming & Entertainment, Inc.	1,113	3,562
Einstein Noah Restaurant Group, Inc.	528	7,904
Frisch’s Restaurants, Inc.	223	5,207
Gaylord Entertainment Company (I)(L)	1,164	34,920
Great Wolf Resorts, Inc. (I)	1,850	5,624
Hyatt Hotels Corp., Class A (I)	4,309	175,893
International Game Technology	7,415	130,356
International Speedway Corp., Class A	1,154	32,785
Interval Leisure Group, Inc. (I)	1,530	20,946
Isle of Capri Casinos, Inc. (I)	967	8,558
Jack in the Box, Inc. (I)	1,335	30,411
Krispy Kreme Doughnuts, Inc. (I)	2,345	22,301
Las Vegas Sands Corp. (I)	17,632	744,247
Life Time Fitness, Inc. (I)	1,056	42,145
Luby’s, Inc. (I)	908	5,012
Marcus Corp.	908	8,971
Marriott International, Inc., Class A (L)	8,920	316,571
McCormick & Schmick’s
Seafood Restaurants, Inc. (I)	594	5,102
McDonald’s Corp.	25,441	2,145,185
MGM Resorts International (I)	11,898	157,173
Monarch Casino & Resort, Inc. (I)	603	6,295
Morgans Hotel Group Company (I)(L)	1,110	7,981
Multimedia Games Holding Company, Inc. (I)	1,173	5,337
O’Charley’s, Inc. (I)(L)	864	6,316
Orient Express Hotels, Ltd., Class A (I)(L)	2,148	23,091
P.F. Chang’s China Bistro, Inc.	587	23,621
Panera Bread Company, Class A (I)	761	95,627
Papa John’s International, Inc. (I)	701	23,315
Peet’s Coffee & Tea, Inc. (I)(L)	412	23,772
Penn National Gaming, Inc. (I)	1,956	78,905
Pinnacle Entertainment, Inc. (I)(L)	1,680	25,032
Red Lion Hotels Corp. (I)	788	6,225
Red Robin Gourmet Burgers, Inc. (I)(L)	453	16,480
Royal Caribbean Cruises, Ltd. (I)(L)	5,405	203,444
Ruby Tuesday, Inc. (I)	1,518	16,364
Ruth’s Hospitality Group, Inc. (I)(L)	801	4,494
Scientific Games Corp., Class A (I)(L)	2,387	24,682
Shuffle Master, Inc. (I)	1,636	15,305
Sonic Corp. (I)	1,653	17,571
Speedway Motorsports, Inc.	1,114	15,797
Starbucks Corp.	18,468	729,301
Starwood Hotels & Resorts Worldwide, Inc.	4,682	262,379
Texas Roadhouse, Inc., Class A (L)	1,825	32,001
The Cheesecake Factory, Inc. (I)	1,536	48,184
The Wendy’s Company	11,848	60,069
Vail Resorts, Inc. (L)	903	41,737
WMS Industries, Inc. (I)	1,380	42,394
Wyndham Worldwide Corp.	4,487	150,988
Wynn Resorts, Ltd.	3,108	446,122
Yum! Brands, Inc.	11,626	642,220
		8,534,278
Household Durables - 0.45%
American Greetings Corp., Class A (L)	1,063	25,555
Beazer Homes USA, Inc. (I)	2,917	9,889
Blyth, Inc. (L)	267	13,443
Brookfield Residential Properties, Inc. (I)	331	3,284
Cavco Industries, Inc. (I)	220	9,900
CSS Industries, Inc.	321	6,719
D.R. Horton, Inc. (L)	8,074	$93,012
Ethan Allen Interiors, Inc. (L)	843	17,947
Fortune Brands, Inc.	3,758	239,648
Furniture Brands International, Inc. (I)	1,706	7,063
Garmin, Ltd.	257	8,489
Harman International Industries, Inc.	1,734	79,018
Helen of Troy, Ltd. (I)	821	28,349
Hooker Furniture Corp.	426	3,774
Hovnanian Enterprises, Inc., Class A (I)(L)	2,447	5,897
iRobot Corp. (I)	728	25,691
Jarden Corp.	2,302	79,442
KB Home	2,205	21,565
Kid Brands, Inc. (I)	618	3,189
La-Z-Boy, Inc. (I)(L)	1,352	13,344
Leggett & Platt, Inc.	3,693	90,035
Lennar Corp., Class A (L)	4,099	74,397
Libbey, Inc. (I)	261	4,233
M/I Homes, Inc. (I)	494	6,056
MDC Holdings, Inc. (L)	1,199	29,543
Meritage Homes Corp. (I)(L)	854	19,266
Mohawk Industries, Inc. (I)	1,697	101,803
Newell Rubbermaid, Inc.	7,011	110,634
NVR, Inc. (I)(L)	144	104,469
Pulte Group, Inc. (I)(L)	9,735	74,570
Ryland Group, Inc.	1,194	19,737
Sealy Corp. (I)	2,735	6,920
Skyline Corp.	279	4,883
Standard Pacific Corp. (I)(L)	2,911	9,752
Stanley Furniture Company, Inc. (I)	824	3,453
Tempur-Pedic International, Inc. (I)	1,767	119,838
Toll Brothers, Inc. (I)(L)	4,063	84,267
Tupperware Brands Corp.	1,614	108,864
Universal Electronics, Inc. (I)	417	10,533
Whirlpool Corp. (L)	1,859	151,174
		1,829,645
Internet & Catalog Retail - 0.95%
1-800-Flowers.com, Inc., Class A (I)	2,074	6,429
Amazon.com, Inc. (I)	11,132	2,276,383
Blue Nile, Inc. (I)	391	17,196
Expedia, Inc.	6,868	199,103
Gaiam, Inc., Class A	868	4,314
HSN, Inc. (I)	1,469	48,359
Liberty Media Corp. - Interactive, Series A (I)	14,985	251,298
Netflix, Inc. (I)	1,316	345,700
NutriSystem, Inc.	796	11,192
Orbitz Worldwide, Inc. (I)	2,470	6,150
Overstock.com, Inc. (I)	678	10,319
PetMed Express, Inc.	647	7,667
priceline.com, Inc. (I)	1,167	597,422
Shutterfly, Inc. (I)	738	42,376
US Auto Parts Network, Inc. (I)	1,037	7,943
ValueVision Media, Inc. (I)	1,133	8,667
Vitacost.com, Inc. (I)	508	2,459
		3,842,977
Leisure Equipment & Products - 0.16%
Arctic Cat, Inc. (I)	606	8,139
Brunswick Corp. (L)	2,264	46,186
Callaway Golf Company (L)	1,752	10,897
Eastman Kodak Co. (I)(L)	7,100	25,418
Hasbro, Inc.	3,327	146,155
Jakks Pacific, Inc. (I)(L)	737	13,568
Johnson Outdoors, Inc. (I)	494	8,457
Leapfrog Enterprises, Inc. (I)	2,008	8,474

The accompanying notes are an integral part of the financial statements.

91

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Equipment & Products (continued)
Marine Products Corp. (I)(L)	1,143	$7,681
Mattel, Inc.	8,704	239,273
Polaris Industries, Inc.	824	91,604
Smith & Wesson Holding Corp. (I)	1,683	5,049
Steinway Musical Instruments, Inc. (I)	327	8,401
Sturm Ruger & Company, Inc.	542	11,897
		631,199
Media - 3.12%
Arbitron, Inc.	721	29,799
Belo Corp., Class A (I)	2,730	20,557
Cablevision Systems Corp., Class A	7,500	271,575
Carmike Cinemas, Inc. (I)	584	4,035
CBS Corp., Class B	16,406	467,407
Cinemark Holdings, Inc.	2,769	57,346
Clear Channel Outdoor
Holdings, Inc., Class A (I)	9,100	115,570
Comcast Corp., Class A	67,628	1,713,694
Crown Media Holdings, Inc. (I)(L)	6,814	13,015
Cumulus Media, Inc., Class A (I)(L)	1,517	5,310
DIRECTV, Class A (I)	19,469	989,415
Discovery
Communications, Inc., Series A (I)(L)	7,038	288,276
DISH Network Corp. (I)	11,096	340,314
DreamWorks Animation SKG, Inc. (I)(L)	2,149	43,195
Entercom
Communications Corp., Class A (I)(L)	1,127	9,782
Entravision
Communications Corp., Class A (I)	3,353	6,203
EW Scripps Company (I)	1,307	12,639
Fisher Communications, Inc. (I)	347	10,348
Gannett Company, Inc. (L)	5,637	80,722
Global Traffic Network, Inc. (I)	828	9,514
Gray Television, Inc. (I)	1,835	4,844
Harte-Hanks, Inc.	1,749	14,202
John Wiley & Sons, Inc.	1,367	71,098
Journal Communications, Inc., Class A (I)	1,765	9,125
Knology, Inc. (I)	1,122	16,662
Lamar Advertising Company, Class A (I)(L)	2,335	63,909
Liberty Global, Inc., Series A (I)	6,181	278,392
Liberty Media Corp. - Capital, Series A (I)	2,080	178,360
Liberty Media Corp. - Starz, Series A (I)	139	10,458
LIN TV Corp., Class A (I)	1,823	8,878
Live Nation Entertainment, Inc. (I)	4,329	49,654
LodgeNet Interactive Corp. (I)(L)	1,151	3,488
Martha Stewart Living
Omnimedia, Inc., Class A (I)	1,185	5,143
Media General, Inc., Class A (I)(L)	1,015	3,877
Meredith Corp. (L)	1,091	33,963
Morningstar, Inc.	1,201	72,997
National CineMedia, Inc.	1,150	19,447
News Corp., Class A	64,451	1,140,783
Nexstar Broadcasting Group, Inc. (I)	954	7,832
Omnicom Group, Inc.	6,958	335,097
Outdoor Channel Holdings, Inc. (I)	836	5,718
PRIMEDIA, Inc.	1,484	10,462
Radio One, Inc., Class D (I)	3,404	6,025
ReachLocal, Inc. (I)	487	10,144
Reading International, Inc. (I)	1,170	5,324
Regal Entertainment Group (L)	3,802	46,955
Rentrak Corp. (I)(L)	417	7,398
Scholastic Corp.	900	23,940
Scripps Networks Interactive, Inc., Class A	4,088	199,821
Sinclair Broadcast Group, Inc., Class A	2,293	25,177
Sirius XM Radio, Inc. (I)	95,235	208,565
The Interpublic Group of Companies, Inc.	12,314	$153,925
The Madison Square Garden, Inc., Class A (I)	788	21,694
The McClatchy Company, Class A (I)(L)	2,584	7,261
The McGraw-Hill Companies, Inc.	7,583	317,804
The New York Times Company, Class A (I)(L)	3,738	32,595
The Walt Disney Company	46,594	1,819,030
The Washington Post Company, Class B	205	85,885
Time Warner Cable, Inc.	8,459	660,140
Time Warner, Inc.	27,185	988,718
Valassis Communications, Inc. (I)(L)	1,244	37,693
Value Line, Inc.	304	4,077
Viacom, Inc., Class B	15,179	774,129
Virgin Media, Inc. (L)	8,321	249,048
Warner Music Group Corp. (I)	4,067	33,431
World Wrestling
Entertainment, Inc., Class A (L)	1,968	18,755
		12,570,639
Multiline Retail - 0.76%
99 Cents Only Stores (I)	1,790	36,230
Big Lots, Inc. (I)(L)	1,851	61,361
Dillard’s, Inc., Class A (L)	1,571	81,912
Dollar General Corp. (I)(L)	8,494	287,862
Dollar Tree, Inc. (I)	3,075	204,857
Family Dollar Stores, Inc.	3,155	165,827
Fred’s, Inc., Class A	1,116	16,104
J.C. Penney Company, Inc.	5,870	202,750
Kohl’s Corp.	7,513	375,725
Macy’s, Inc.	10,284	300,704
Nordstrom, Inc.	5,387	252,866
Saks, Inc. (I)	4,077	45,540
Sears Holdings Corp. (I)(L)	2,700	192,888
Target Corp.	17,237	808,588
The Bon-Ton Stores, Inc.	601	5,842
Tuesday Morning Corp. (I)	1,256	5,840
		3,044,896
Specialty Retail - 2.13%
Aaron’s, Inc.	2,022	57,142
Abercrombie & Fitch Company, Class A	2,178	145,752
Advance Auto Parts, Inc.	1,960	114,640
Aeropostale, Inc. (I)	2,015	35,263
American Eagle Outfitters, Inc.	4,867	62,054
Americas Car-Mart, Inc. (I)	357	11,781
ANN, Inc. (I)	1,483	38,706
Asbury Automotive Group, Inc. (I)	954	17,678
Ascena Retail Group, Inc. (I)	1,824	62,107
AutoNation, Inc. (I)(L)	3,708	135,750
AutoZone, Inc. (I)	1,109	326,989
Barnes & Noble, Inc. (I)	1,504	24,936
Bebe Stores, Inc.	2,326	14,212
Bed Bath & Beyond, Inc. (I)	6,214	362,711
Best Buy Company, Inc.	9,609	301,819
Big 5 Sporting Goods Corp.	653	5,133
Books-A-Million, Inc.	958	3,324
Brown Shoe Company, Inc. (L)	1,147	12,216
Cabela’s, Inc. (I)(L)	1,758	47,730
CarMax, Inc. (I)(L)	5,617	185,754
Casual Male Retail Group, Inc. (I)	1,509	6,262
Charming Shoppes, Inc. (I)	3,230	13,437
Chico’s FAS, Inc.	4,466	68,017
Christopher & Banks Corp.	1,110	6,383
Citi Trends, Inc. (I)	394	5,942
Coldwater Creek, Inc. (I)	2,655	3,717
Collective Brands, Inc. (I)	1,624	23,857

The accompanying notes are an integral part of the financial statements.

92

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Conn’s, Inc. (I)	748	$6,470
Destination Maternity Corp.	394	7,872
Dick’s Sporting Goods, Inc. (I)	2,851	109,621
DSW, Inc., Class A (I)(L)	1,731	87,606
Express, Inc.	2,209	48,156
Foot Locker, Inc.	3,880	92,189
GameStop Corp., Class A (I)(L)	3,634	96,919
Genesco, Inc. (I)	526	27,405
Group 1 Automotive, Inc. (L)	633	26,067
Guess?, Inc. (L)	2,313	97,285
Haverty Furniture Companies, Inc.	696	8,011
hhgregg, Inc. (I)(L)	1,021	13,681
Hibbett Sports, Inc. (I)	783	31,876
Home Depot, Inc.	40,690	1,473,792
HOT Topic, Inc.	1,207	8,980
JOS A Bank Clothiers, Inc. (I)	691	34,557
Kirkland’s, Inc. (I)	591	7,104
Limited Brands, Inc. (L)	7,933	305,024
Lithia Motors, Inc., Class A	616	12,092
Lowe’s Companies, Inc.	32,970	768,531
Lumber Liquidators Holdings, Inc. (I)	736	18,694
MarineMax, Inc. (I)(L)	624	5,466
Midas, Inc. (I)	515	3,255
Monro Muffler Brake, Inc. (L)	790	29,459
New York & Company, Inc. (I)	1,749	8,658
O’Reilly Automotive, Inc. (I)	3,436	225,092
Office Depot, Inc. (I)	7,620	32,156
OfficeMax, Inc. (I)	2,149	16,870
Pacific Sunwear of California, Inc. (I)(L)	1,943	5,071
Penske Automotive Group, Inc. (L)	2,459	55,918
PEP Boys - Manny, Moe & Jack (L)	1,510	16,504
PetSmart, Inc.	3,033	137,607
Pier 1 Imports, Inc. (I)	2,797	32,361
RadioShack Corp. (L)	2,657	35,365
Rent-A-Center, Inc.	1,637	50,027
Ross Stores, Inc.	2,983	238,998
Rue21, Inc. (I)	355	11,538
Sally Beauty Holdings, Inc. (I)(L)	4,616	78,934
Select Comfort Corp. (I)(L)	1,361	24,471
Shoe Carnival, Inc. (I)(L)	384	11,578
Signet Jewelers, Ltd. (I)	2,155	100,876
Sonic Automotive, Inc.	852	12,482
Stage Stores, Inc.	1,064	17,875
Staples, Inc.	17,837	281,825
Stein Mart, Inc.	1,168	11,260
Systemax, Inc. (I)	974	14,552
Talbots, Inc. (I)(L)	1,620	5,411
The Buckle, Inc.	1,168	49,874
The Cato Corp., Class A	771	22,205
The Children’s Place Retail Stores, Inc. (I)	655	29,141
The Finish Line, Inc., Class A (L)	1,403	30,024
The Gap, Inc. (L)	14,977	271,084
The Men’s Wearhouse, Inc.	1,306	44,012
The Wet Seal, Inc., Class A (I)(L)	2,725	12,181
Tiffany & Company (L)	3,117	244,747
TJX Companies, Inc.	9,619	505,286
Tractor Supply Company (L)	1,804	120,652
TravelCenters of America, LLC (I)	1,409	7,679
Ulta Salon Cosmetics & Fragrance, Inc. (I)	1,515	97,839
Urban Outfitters, Inc. (I)(L)	4,096	115,302
Vitamin Shoppe, Inc. (I)	340	15,558
West Marine, Inc. (I)	731	7,580
Williams-Sonoma, Inc.	2,695	98,341
Winmark Corp.	246	10,659
Zale Corp. (I)(L)	1,533	8,585
Zumiez, Inc. (I)	860	$21,474
		8,551,076
Textiles, Apparel & Luxury Goods - 0.82%
Carter’s, Inc. (I)(L)	1,425	43,833
Cherokee, Inc.	317	5,440
Coach, Inc.	7,316	467,712
Columbia Sportswear Company	825	52,305
CROCS, Inc. (I)	2,314	59,586
Deckers Outdoor Corp. (I)	987	86,994
Fossil, Inc. (I)	1,624	191,177
G-III Apparel Group, Ltd. (I)(L)	515	17,757
Hanesbrands, Inc. (I)	2,419	69,062
Iconix Brand Group, Inc. (I)(L)	1,874	45,351
K-Swiss, Inc., Class A (I)(L)	1,064	11,310
Kenneth Cole Productions, Inc., Class A (I)	623	7,781
Liz Claiborne, Inc. (I)	2,592	13,867
Maidenform Brands, Inc. (I)(L)	651	18,007
Movado Group, Inc.	635	10,865
NIKE, Inc., Class B (L)	11,758	1,057,985
Oxford Industries, Inc. (L)	519	17,521
Perry Ellis International, Inc. (I)(L)	504	12,726
Polo Ralph Lauren Corp. (L)	2,377	315,214
PVH Corp.	1,298	84,980
Quiksilver, Inc. (I)(L)	3,575	16,803
Skechers U.S.A., Inc., Class A (I)(L)	1,191	17,246
Steven Madden, Ltd. (I)	1,081	40,548
The Jones Group, Inc.	2,215	24,033
The Timberland Company, Class A (I)	1,315	56,506
The Warnaco Group, Inc. (I)	1,129	58,990
True Religion Apparel, Inc. (I)	701	20,385
Under Armour, Inc., Class A (I)	1,285	99,343
Unifi, Inc. (I)	735	10,143
Vera Bradley, Inc. (I)	539	20,590
VF Corp. (L)	2,707	293,872
Wolverine World Wide, Inc.	1,223	51,060
		3,298,992
		48,415,207
Consumer Staples - 9.43%
Beverages - 1.96%
Boston Beer Company, Inc. (I)(L)	429	38,438
Brown Forman Corp., Class B (L)	3,629	271,050
Central European Distribution Corp. (I)(L)	1,544	17,293
Coca-Cola Bottling Company Consolidated	267	18,065
Coca-Cola Enterprises, Inc.	8,178	238,634
Constellation Brands, Inc., Class A (I)	5,269	109,701
Dr. Pepper Snapple Group, Inc.	5,722	239,923
Hansen Natural Corp. (I)	2,264	183,271
Heckmann Corp. (I)	1,433	8,655
Molson Coors Brewing Company	4,181	187,058
National Beverage Corp.	1,298	19,016
PepsiCo, Inc.	39,047	2,750,080
The Coca-Cola Company	56,428	3,797,040
		7,878,224
Food & Staples Retailing - 2.40%
Arden Group, Inc.	92	8,466
BJ’s Wholesale Club, Inc. (I)	1,352	68,073
Casey’s General Stores, Inc.	1,154	50,776
Costco Wholesale Corp.	10,661	866,100
CVS Caremark Corp.	33,496	1,258,780
Ingles Markets, Inc.	723	11,966
Nash Finch Company	373	13,357
Pricesmart, Inc. (L)	787	40,318

The accompanying notes are an integral part of the financial statements.

93

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Rite Aid Corp. (I)	24,783	$32,961
Ruddick Corp.	1,211	52,727
Safeway, Inc.	9,145	213,719
Spartan Stores, Inc.	646	12,616
SUPERVALU, Inc. (L)	5,437	51,162
Susser Holdings Corp. (I)	511	8,033
Sysco Corp.	14,817	461,994
The Andersons, Inc.	533	22,519
The Fresh Market, Inc. (I)	671	25,954
The Kroger Company	15,826	392,485
The Pantry, Inc. (I)	626	11,763
United Natural Foods, Inc. (I)(L)	1,152	49,156
Village Super Market, Inc.	374	10,364
Wal-Mart Stores, Inc.	88,954	4,727,016
Walgreen Company	22,587	959,044
Weis Markets, Inc.	679	27,656
Whole Foods Market, Inc.	3,989	253,102
Winn-Dixie Stores, Inc. (I)(L)	1,505	12,717
		9,642,824
Food Products - 1.81%
Alico, Inc.	233	5,969
Archer-Daniels-Midland Company	15,694	473,174
B&G Foods, Inc.	1,133	23,362
Bunge, Ltd.	3,517	242,497
Cal-Maine Foods, Inc. (L)	676	21,605
Calavo Growers, Inc.	469	9,877
Campbell Soup Company (L)	8,662	299,272
Chiquita Brands International, Inc. (I)(L)	1,194	15,546
ConAgra Foods, Inc.	11,028	284,633
Corn Products International, Inc.	1,952	107,907
Darling International, Inc. (I)	2,379	42,108
Dean Foods Company (I)	4,731	58,049
Diamond Foods, Inc. (L)	447	34,124
Dole Food Company, Inc. (I)	876	11,844
Farmer Brothers Company (I)	481	4,877
Feihe International, Inc. (I)(L)	520	3,760
Flowers Foods, Inc. (L)	3,539	77,989
Fresh Del Monte Produce, Inc.	1,688	45,019
General Mills, Inc.	15,857	590,198
Green Mountain Coffee Roasters, Inc. (I)(L)	3,424	305,626
Griffin Land & Nurseries, Inc.	159	5,166
H.J. Heinz Company	7,986	425,494
Harbinger Group, Inc. (I)	878	5,365
Hormel Foods Corp. (L)	6,796	202,589
Imperial Sugar Company	441	8,820
J & J Snack Foods Corp.	507	25,274
John B. Sanfilippo & Son, Inc. (I)	553	4,678
Kellogg Company	9,227	510,438
Kraft Foods, Inc., Class A	42,133	1,484,346
Lancaster Colony Corp. (L)	721	43,851
Lifeway Foods, Inc. (I)	557	6,227
McCormick & Company, Inc.	3,182	157,732
Mead Johnson Nutrition Company	5,181	349,977
Omega Protein Corp. (I)	823	11,357
Pilgrim’s Pride Corp. (I)(L)	2,652	14,347
Ralcorp Holdings, Inc. (I)	1,384	119,827
Reddy Ice Holdings, Inc. (I)	1,417	3,982
Sanderson Farms, Inc.	564	26,948
Sara Lee Corp.	15,491	294,174
Seneca Foods Corp., Class A (I)	130	3,325
Smart Balance, Inc. (I)	1,817	9,412
Smithfield Foods, Inc. (I)	3,715	81,247
Snyders-Lance, Inc.	887	19,186
The Hain Celestial Group, Inc. (I)(L)	1,177	39,265
The Hershey Company	5,000	$284,250
The J.M. Smucker Company	3,018	230,696
Tootsie Roll Industries, Inc. (L)	1,572	45,997
TreeHouse Foods, Inc. (I)	857	46,801
Tyson Foods, Inc., Class A (L)	9,600	186,432
		7,304,639
Household Products - 1.64%
Church & Dwight Company, Inc.	3,410	138,241
Clorox Company (L)	3,441	232,061
Colgate-Palmolive Company	12,096	1,057,311
Energizer Holdings, Inc. (I)(L)	1,736	125,617
Kimberly-Clark Corp.	9,960	662,938
Oil-Dri Corp of America	330	7,069
The Procter & Gamble Company	68,566	4,358,741
WD-40 Company	513	20,028
		6,602,006
Personal Products - 0.30%
Avon Products, Inc.	10,809	302,652
Elizabeth Arden, Inc. (I)	827	24,008
Herbalife, Ltd.	3,076	177,301
Inter Parfums, Inc.	980	22,569
Medifast, Inc. (I)	439	10,417
Nu Skin Enterprises, Inc., Class A (L)	1,612	60,531
Nutraceutical International Corp. (I)	486	7,475
Prestige Brands Holdings, Inc. (I)	1,458	18,721
Revlon, Inc. (I)	1,393	23,402
Schiff Nutrition International, Inc.	920	10,295
The Estee Lauder
Companies, Inc., Class A (L)	4,903	515,747
The Female Health Company	958	4,790
USANA Health Sciences, Inc. (I)(L)	444	13,888
		1,191,796
Tobacco - 1.32%
Alliance One International, Inc. (I)(L)	2,622	8,469
Altria Group, Inc.	49,939	1,318,889
Lorillard, Inc.	3,811	414,904
Philip Morris International, Inc.	44,194	2,950,833
Reynolds American, Inc.	14,534	538,485
Star Scientific, Inc. (I)(L)	2,853	12,839
Universal Corp. (L)	639	24,071
Vector Group, Ltd. (L)	1,996	35,509
		5,303,999
		37,923,488
Energy - 12.16%
Energy Equipment & Services - 2.23%
Atwood Oceanics, Inc. (I)	1,611	71,093
Baker Hughes, Inc.	10,773	781,689
Basic Energy Services, Inc. (I)(L)	1,218	38,330
Bolt Technology Corp. (I)	314	3,894
Bristow Group, Inc.	771	39,336
Cal Dive International, Inc. (I)	2,508	14,998
Cameron International Corp. (I)	6,172	310,390
CARBO Ceramics, Inc.	591	96,303
Complete Production Services, Inc. (I)(L)	2,087	69,622
Dawson Geophysical Company (I)	276	9,425
Diamond Offshore Drilling, Inc. (L)	3,475	244,675
Dresser-Rand Group, Inc. (I)(L)	2,003	107,661
Dril-Quip, Inc. (I)	1,004	68,101
ENGlobal Corp. (I)	921	2,791
Exterran Holdings, Inc. (I)	1,650	32,720
Exterran Partners LP	655	16,820

The accompanying notes are an integral part of the financial statements.

94

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
FMC Technologies, Inc. (I)(L)	6,152	$275,548
Geokinetics, Inc. (I)	1,100	8,668
Global Geophysical Services, Inc. (I)	399	7,102
Global Industries, Ltd. (I)(L)	3,008	16,484
Gulf Islands Fabrication, Inc.	492	15,882
Gulfmark Offshore, Inc., Class A (I)	708	31,287
Halliburton Company	22,461	1,145,511
Helix Energy Solutions Group, Inc. (I)	2,831	46,881
Helmerich & Payne, Inc.	2,656	175,615
Hercules Offshore, Inc. (I)(L)	3,810	20,993
Hornbeck Offshore Services, Inc. (I)(L)	736	20,240
ION Geophysical Corp. (I)(L)	3,343	31,625
Key Energy Services, Inc. (I)	3,345	60,210
Lufkin Industries, Inc.	760	65,398
Matrix Service Company (I)	756	10,115
McDermott International, Inc. (I)	5,790	114,700
Nabors Industries, Ltd. (I)	7,215	177,778
National Oilwell Varco, Inc.	10,425	815,339
Natural Gas Services Group, Inc. (I)	399	6,448
Newpark Resources, Inc. (I)(L)	2,634	23,890
Oceaneering International, Inc.	2,748	111,294
Oil States International, Inc. (I)	1,258	100,527
OYO Geospace Corp. (I)	207	20,700
Parker Drilling Company (I)	3,343	19,557
Patterson-UTI Energy, Inc.	3,984	125,934
Pioneer Drilling Company (I)	1,558	23,744
Pride International, Inc. (I)	4,403	179,202
Rowan Companies, Inc. (I)	2,860	110,997
RPC, Inc. (L)	3,870	94,970
Schlumberger, Ltd.	33,499	2,894,314
SEACOR Holdings, Inc. (L)	481	48,081
Seahawk Drilling, Inc. (I)	804	4,583
Superior Energy Services, Inc. (I)	2,023	75,134
Tesco Corp. (I)	413	8,016
Tetra Technologies, Inc. (I)	2,103	26,771
Tidewater, Inc. (L)	1,245	66,993
Union Drilling, Inc. (I)	846	8,705
Unit Corp. (I)	1,193	72,689
Vantage Drilling Company (I)	2,477	4,508
		8,974,281
Oil, Gas & Consumable Fuels - 9.93%
Abraxas Petroleum Corp. (I)(L)	1,258	4,818
Alliance Holdings GP LP	1,543	76,965
Alliance Resource Partners LP	956	74,042
Alon USA Energy, Inc. (L)	1,711	19,283
Alpha Natural Resources, Inc. (I)	5,289	240,332
Amyris, Inc. (I)	685	19,242
Anadarko Petroleum Corp.	12,367	949,291
Apache Corp.	8,894	1,097,431
Apco Oil and Gas International, Inc.	783	68,066
Approach Resources, Inc. (I)	861	19,519
Arch Coal, Inc.	4,143	110,452
Atlas Energy LP	1,685	36,615
Atlas Pipeline Partners LP	1,466	48,319
ATP Oil & Gas Corp. (I)(L)	1,256	19,229
Berry Petroleum Company, Class A	1,225	65,084
Bill Barrett Corp. (I)(L)	1,183	54,832
Blue Dolphin Energy Company (I)	1,420	4,274
Blueknight Energy Partners LP (I)	1,614	12,993
Boardwalk Pipeline Partners LP	3,977	115,492
BP Prudhoe Bay Royalty Trust	469	52,359
BPZ Resources, Inc. (I)(L)	3,197	10,486
BreitBurn Energy Partners LP	1,480	28,801
Brigham Exploration Company (I)(L)	2,544	76,142
Buckeye Partners LP	1,734	$111,947
Cabot Oil & Gas Corp.	2,634	174,661
Callon Petroleum Company (I)	868	6,093
Calumet Specialty Products Partners LP	1,232	26,488
Capital Product Partners LP	871	7,961
Carrizo Oil & Gas, Inc. (I)	895	37,366
Cheniere Energy Partners LP	4,724	84,890
Cheniere Energy, Inc. (I)(L)	1,624	14,876
Chesapeake Energy Corp.	16,350	485,432
Chevron Corp.	49,422	5,082,558
Cimarex Energy Company	2,117	190,361
Clayton Williams Energy, Inc. (I)	357	21,438
Clean Energy Fuels Corp. (I)(L)	1,617	21,264
Cloud Peak Energy, Inc. (I)	341	7,263
Cobalt International Energy, Inc. (I)	8,336	113,620
Comstock Resources, Inc. (I)	1,226	35,297
Concho Resources, Inc. (I)	2,248	206,479
ConocoPhillips	35,432	2,664,132
CONSOL Energy, Inc.	5,105	247,490
Contango Oil & Gas Company (I)(L)	436	25,480
Continental Resources, Inc. (I)	4,302	279,243
Copano Energy LLC	1,794	61,391
CREDO Petroleum Corp. (I)	422	3,954
Crimson Exploration, Inc. (I)	1,353	4,803
Cross Timbers Royalty Trust	242	10,742
Crosstex Energy LP	1,515	27,497
Crosstex Energy, Inc.	1,640	19,516
CVR Energy, Inc. (I)	2,329	57,340
DCP Midstream Partners LP	1,165	47,730
Delek US Holdings, Inc.	1,516	23,801
Delta Petroleum Corp. (I)	7,769	3,853
Denbury Resources, Inc. (I)	10,063	201,260
Devon Energy Corp.	10,683	841,927
DHT Holdings, Inc.	1,175	4,500
Dorchester Minerals LP	835	22,503
Duncan Energy Partners LP	1,508	65,236
Eagle Rock Energy Partners LP	2,032	22,535
El Paso Corp.	17,732	358,186
El Paso Pipeline Partners LP	4,120	143,170
Enbridge Energy Management LLC (I)	956	29,540
Enbridge Energy Partners LP	4,340	130,504
Encore Energy Partners LP	1,289	27,481
Endeavour International Corp. (I)	577	8,695
Energen Corp.	1,690	95,485
Energy Partners, Ltd. (I)	509	7,538
Energy Transfer Equity LP	5,554	249,708
Energy Transfer Partners LP	4,189	204,716
Energy XXI Bermuda, Ltd. (I)	1,492	49,564
Enterprise Products Partners LP	20,191	872,453
EOG Resources, Inc.	6,365	665,461
EQT Corp.	3,271	171,793
EV Energy Partner LP	540	28,804
EXCO Resources, Inc.	5,454	96,263
Exxon Mobil Corp.	121,814	9,913,223
Forest Oil Corp. (I)	2,912	77,780
Frontier Oil Corp.	2,762	89,240
FX Energy, Inc. (I)(L)	1,531	13,442
Gastar Exploration, Ltd. (I)	1,774	6,085
General Maritime Corp. (I)	1,902	2,568
Genesis Energy LP	1,459	39,772
Georesources, Inc. (I)	522	11,740
Global Partners LP	653	16,612
GMX Resources, Inc. (I)	1,154	5,135
Goodrich Petroleum Corp. (I)(L)	1,032	18,999
Green Plains Renewable Energy, Inc. (I)(L)	861	9,290

The accompanying notes are an integral part of the financial statements.

95

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Gulfport Energy Corp. (I)(L)	1,213	$36,014
Harvest Natural Resources, Inc. (I)	1,171	12,916
Hess Corp.	8,350	624,246
Holly Energy Partners LP	571	30,994
HollyFrontier Corp. (I)	1,347	93,440
Houston American Energy Corp. (L)	599	10,860
Hugoton Royalty Trust (L)	1,082	24,605
Hyperdynamics Corp. (I)(L)	3,810	16,383
Inergy LP	2,721	96,215
James River Coal Company (I)(L)	776	16,156
K-Sea Transportation Partners LP (I)	1,029	8,386
Kinder Morgan Energy Partners LP	4,913	356,684
Kinder Morgan Management LLC (I)	2,202	144,429
Kodiak Oil & Gas Corp. (I)	3,760	21,695
Legacy Reserves LP	925	27,463
Linn Energy LLC	3,924	153,311
Magellan Midstream Partners LP	2,196	131,167
Magnum Hunter Resources Corp. (I)	1,945	13,148
Marathon Oil Corp.	17,762	935,702
Markwest Energy Partners LP	1,872	90,305
Martin Midstream Partners LP	438	16,902
McMoRan Exploration Company (I)(L)	3,603	66,583
Murphy Oil Corp.	4,787	314,314
Natural Resource Partners LP	1,833	60,801
Newfield Exploration Company (I)	3,363	228,751
Noble Energy, Inc.	4,346	389,532
Northern Oil and Gas, Inc. (I)(L)	1,310	29,017
NuStar Energy LP	1,282	82,933
NuStar GP Holdings LLC	1,048	37,728
Oasis Petroleum, Inc. (I)	1,859	55,175
Occidental Petroleum Corp.	20,105	2,091,724
ONEOK Partners LP	2,230	190,219
Overseas Shipholding Group, Inc. (L)	747	20,124
PAA Natural Gas Storage LP	276	6,257
Panhandle Oil and Gas, Inc.	298	8,788
Patriot Coal Corp. (I)	2,437	54,248
Peabody Energy Corp.	6,687	393,931
Penn Virginia Corp. (L)	1,230	16,248
Penn Virginia Resource Partners LP	2,498	67,296
Petrohawk Energy Corp. (I)	7,652	188,775
Petroleum Development Corp. (I)(L)	477	14,267
Petroquest Energy, Inc. (I)(L)	1,638	11,499
Pioneer Natural Resources Company	2,925	261,992
Pioneer Southwest Energy Partners LP	782	21,966
Plains All American Pipeline LP	3,335	213,440
Plains Exploration & Production Company (I)	3,572	136,165
QEP Resources, Inc.	4,391	183,676
Quicksilver Resources, Inc. (I)(L)	4,412	65,121
RAM Energy Resources, Inc. (I)(L)	2,601	3,251
Range Resources Corp. (L)	3,987	221,279
Regency Energy Partners LP	3,713	96,018
Rentech, Inc. (I)	10,171	10,781
Rex Energy Corp. (I)	1,131	11,615
Rhino Resource Partners LP	448	10,479
Rosetta Resources, Inc. (I)(L)	1,392	71,744
SandRidge Energy, Inc. (I)(L)	9,986	106,451
Ship Finance International, Ltd. (L)	2,036	36,689
SM Energy Company	1,604	117,862
SMF Energy Corp. (I)	4,780	6,644
Southern Union Company	3,111	124,907
Southwestern Energy Company (I)	8,716	373,742
Spectra Energy Corp.	16,211	444,344
Spectra Energy Partners LP	1,996	63,513
Stone Energy Corp. (I)(L)	1,304	39,629
Sunoco Logistics Partners LP	719	61,942
Sunoco, Inc.	2,974	$124,046
Swift Energy Company (I)	1,049	39,096
Syntroleum Corp. (I)(L)	1,948	2,864
Targa Resources Partners LP	2,184	77,750
TC Pipelines LP	1,009	48,200
Teekay Corp. (L)	1,883	58,147
Teekay LNG Partners LP	974	36,028
Teekay Offshore Partners LP	730	21,426
Tesoro Corp. (I)(L)	3,653	83,690
The Williams Companies, Inc.	14,667	443,677
Toreador Resources Corp. (I)	720	2,671
TransMontaigne Partners LP	569	19,864
Ultra Petroleum Corp. (I)	3,828	175,322
Uranerz Energy Corp. (I)(L)	3,226	9,743
Uranium Energy Corp. (I)(L)	2,046	6,261
Uranium Resources, Inc. (I)	4,337	7,243
USEC, Inc. (I)	2,992	9,993
Vaalco Energy, Inc. (I)	1,623	9,770
Valero Energy Corp.	14,286	365,293
Venoco, Inc. (I)	1,487	18,944
Voyager Oil & Gas, Inc. (I)	945	2,807
W&T Offshore, Inc. (L)	2,203	57,542
Warren Resources, Inc. (I)	2,569	9,788
Western Gas Partners LP	1,012	35,966
Western Refining, Inc. (I)(L)	2,496	45,103
Westmoreland Coal Company (I)	363	6,443
Whiting Petroleum Corp. (I)	2,574	146,486
Williams Partners LP	6,419	347,781
World Fuel Services Corp. (L)	1,546	55,548
Zion Oil & Gas, Inc. (I)(L)	815	4,849
		39,955,063
		48,929,344
Financials - 15.92%
Capital Markets - 2.35%
Affiliated Managers Group, Inc. (I)	1,071	108,653
AllianceBernstein Holding LP	2,340	45,490
American Capital, Ltd. (I)	6,998	69,490
Ameriprise Financial, Inc.	6,383	368,171
Apollo Investment Corp.	3,402	34,734
Artio Global Investors, Inc.	1,193	13,481
BGC Partners, Inc., Class A	2,433	18,807
BlackRock, Inc.	3,093	593,268
Blackstone Group LP	8,002	132,513
Calamos Asset Management, Inc.	637	9,249
Cohen & Steers, Inc.	1,124	37,261
Cowen Group, Inc., Class A (I)	2,729	10,261
Diamond Hill Investment Group, Inc.	87	7,072
Duff & Phelps Corp.	1,196	15,345
E*TRADE Financial Corp. (I)	5,109	70,504
Eaton Vance Corp.	2,923	88,362
Edelman Financial Group, Inc.	1,005	7,929
Epoch Holding Corp.	677	12,084
Evercore Partners, Inc., Class A	426	14,194
FBR Capital Markets Corp. (I)	1,923	6,538
Federated Investors, Inc., Class B (L)	2,565	61,150
Fifth Street Finance Corp.	595	6,902
Financial Engines, Inc. (I)	892	23,121
Fortress Investment Group LLC (I)	11,731	56,543
Franklin Resources, Inc.	5,686	746,515
GAMCO Investors, Inc., Class A	784	36,291
GFI Group, Inc.	3,319	15,234
Gleacher & Company, Inc. (I)	3,965	8,089
Greenhill & Company, Inc.	698	37,566

The accompanying notes are an integral part of the financial statements.

96

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
HFF, Inc. (I)	426	$6,428
ICG Group, Inc. (I)	1,200	14,676
International FCStone, Inc. (I)(L)	567	13,727
Invesco, Ltd.	10,918	255,481
Investment Technology Group, Inc. (I)	1,199	16,810
Janus Capital Group, Inc.	4,769	45,019
Jefferies Group, Inc.	4,354	88,822
JMP Group, Inc.	758	5,329
KBW, Inc.	910	17,017
Knight Capital Group, Inc., Class A (I)	2,401	26,459
Ladenburg Thalmann
Financial Services, Inc. (I)	5,666	7,819
Lazard, Ltd., Class A	2,429	90,116
Legg Mason, Inc.	4,105	134,480
LPL Investment Holdings, Inc. (I)	2,081	71,191
MCG Capital Corp.	1,040	6,323
Medallion Financial Corp.	643	6,269
Merriman Holdings, Inc. (I)	2,067	5,416
MF Global Holdings, Ltd. (I)(L)	3,357	25,983
Morgan Stanley	36,499	839,842
Northern Trust Corp.	6,151	282,700
Och-Ziff Capital Management Group LLC. (L)	9,102	126,245
optionsXpress Holdings, Inc.	1,527	25,470
Penson Worldwide, Inc. (I)	2,006	7,161
Piper Jaffray Companies (I)	532	15,327
Pzena Investment Management, Inc., Class A	1,833	10,411
Raymond James Financial, Inc.	3,122	100,372
Rodman & Renshaw Capital Group, Inc. (I)(L)	2,099	2,624
Safeguard Scientifics, Inc. (I)	663	12,517
SEI Investments Company	4,794	107,913
State Street Corp.	12,491	563,219
Stifel Financial Corp. (I)	1,336	47,909
SWS Group, Inc.	1,886	11,297
T. Rowe Price Group, Inc.	6,498	392,089
TD Ameritrade Holding Corp.	14,768	288,124
The Bank of New York Mellon Corp.	30,529	782,153
The Charles Schwab Corp.	29,998	493,467
The Goldman Sachs Group, Inc.	12,846	1,709,674
U.S. Global Investors, Inc.	554	3,989
Virtus Investment Partners, Inc. (I)	79	4,795
W. P. Carey & Co. LLC	958	38,770
Waddell & Reed Financial, Inc., Class A	2,166	78,734
Westwood Holdings Group, Inc.	204	7,772
		9,444,756
Commercial Banks - 2.75%
1st Source Corp.	701	14,539
Alliance Financial Corp.	246	7,510
American National Bankshares, Inc.	300	5,517
Ameris Bancorp (I)(L)	522	4,630
Ames National Corp.	314	5,702
Arrow Financial Corp.	334	8,173
Associated-Banc Corp.	3,499	48,636
BancFirst Corp.	440	16,984
Bancorp Rhode Island, Inc.	246	11,149
Bancorp, Inc. (I)	675	7,054
BancorpSouth, Inc. (L)	2,211	27,439
Bank of Hawaii Corp. (L)	1,228	57,127
Bank of Marin Bancorp	240	8,489
Bank of the Ozarks, Inc.	487	25,353
Banner Corp.	1,166	20,405
BB&T Corp.	17,523	470,317
BOK Financial Corp.	1,735	95,026
Boston Private Financial Holdings, Inc. (L)	1,998	13,147
Bridge Bancorp, Inc.	267	5,682
Bryn Mawr Bank Corp.	315	$6,379
Camden National Corp.	254	8,334
Cape Bancorp, Inc. (I)	865	8,650
Capital City Bank Group, Inc.	552	5,664
CapitalSource, Inc.	8,943	57,682
Cardinal Financial Corp.	896	9,811
Cathay General Bancorp (L)	1,403	22,995
Center Bancorp, Inc.	724	7,559
Center Financial Corp. (I)	823	5,226
Centerstate Banks, Inc.	799	5,529
Central Pacific Financial Corp. (I)	656	9,184
Century Bancorp, Inc.	263	6,959
Chemical Financial Corp.	686	12,869
CIT Group, Inc. (I)	5,027	222,495
Citizens & Northern Corp.	302	4,551
Citizens Republic Banking Corp., Inc. (I)	8,363	5,771
City Holding Company (L)	491	16,218
City National Corp.	1,345	72,966
CNB Financial Corp.	315	4,375
CoBiz Financial, Inc. (L)	1,440	9,418
Columbia Banking System, Inc. (L)	644	11,090
Comerica, Inc. (L)	4,084	141,184
Commerce Bancshares, Inc.	2,228	95,804
Community Bank Systems, Inc.	937	23,228
Community Trust Bancorp, Inc.	445	12,335
Crescent Financial Corp. (I)	4,301	17,419
Cullen/Frost Bankers, Inc.	1,531	87,037
CVB Financial Corp.	2,966	27,436
Danvers Bancorp, Inc.	519	11,299
Dearborn Bancorp, Inc. (I)(L)	2,894	3,415
Eagle Bancorp, Inc. (I)	514	6,836
East West Bancorp, Inc.	3,245	65,581
Encore Bancshares, Inc. (I)	484	5,818
Enterprise Bancorp, Inc.	384	5,787
Enterprise Financial Services Corp.	498	6,738
Fifth Third Bancorp	20,409	260,215
Financial Institutions, Inc.	354	5,813
First Bancorp, Inc.	330	4,904
First Bancorp/Troy NC	510	5,222
First Busey Corp.	1,133	5,994
First Citizens BancShares, Inc.	269	50,362
First Commonwealth Financial Corp.	2,381	13,667
First Community Bancshares, Inc.	573	8,022
First Financial Bancorp	1,424	23,767
First Financial Bankshares, Inc. (L)	843	29,041
First Financial Corp./Indiana	375	12,278
First Horizon National Corp.	6,054	57,755
First Interstate Bancsystem, Inc.	733	10,804
First Merchants Corp.	685	6,124
First Midwest Bancorp, Inc.	1,437	17,661
First of Long Island Corp.	263	7,335
First Republic Bank (I)	1,975	63,753
FirstMerit Corp.	2,208	36,454
FNB Corp.	3,156	32,665
Fulton Financial Corp.	4,878	52,243
German American Bancorp, Inc.	465	7,710
Glacier Bancorp, Inc.	1,642	22,134
Great Southern Bancorp, Inc.	422	7,997
Guaranty Bancorp (I)	3,117	4,177
Hancock Holding Company (L)	1,644	50,931
Hanmi Financial Corp. (I)	5,108	5,466
Heartland Financial USA, Inc.	524	7,624
Home Bancorp, Inc. (I)	417	6,167
Home Bancshares, Inc.	638	15,082
Huntington Bancshares, Inc.	17,519	114,925

The accompanying notes are an integral part of the financial statements.

97

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Iberiabank Corp. (L)	534	$30,780
Independent Bank Corp. - MA (L)	557	14,621
Independent Bank Corp. - Michigan (I)	1,476	2,996
International Bancshares Corp.	1,863	31,168
Investors Bancorp, Inc. (I)	3,164	44,929
KeyCorp	22,547	187,817
Lakeland Bancorp, Inc.	832	8,303
Lakeland Financial Corp.	379	8,437
M&T Bank Corp.	3,125	274,844
Macatawa Bank Corp. (I)(L)	1,640	4,535
MainSource Financial Group, Inc.	643	5,337
Marshall & Ilsley Corp.	13,226	105,411
MB Financial, Inc.	1,020	19,625
Merchants Bancshares, Inc.	309	7,561
Metro Bancorp, Inc. (I)	322	3,677
Middleburg Financial Corp.	335	5,005
Midsouth Bancorp, Inc.	329	4,484
Nara Bancorp, Inc. (I)(L)	1,068	8,683
National Bankshares, Inc.	212	5,308
National Penn Bancshares, Inc. (L)	3,509	27,826
NBT Bancorp, Inc.	906	20,050
NewBridge Bancorp. (I)	1,172	5,368
Northfield Bancorp, Inc. (L)	1,319	18,545
Old National Bancorp	1,849	19,969
Oriental Financial Group, Inc.	922	11,885
Pacific Capital Bancorp (I)	518	16,467
Pacific Continental Corp.	450	4,118
PacWest Bancorp (L)	951	19,562
Park National Corp.	392	25,817
Peapack Gladstone Financial Corp.	305	3,593
Penns Woods Bancorp, Inc.	216	7,422
Peoples Bancorp, Inc.	349	3,933
Peoples Financial Corp.	352	4,840
Pinnacle Financial Partners, Inc. (I)(L)	955	14,860
PNC Financial Services Group, Inc.	13,070	779,103
Popular, Inc. (I)	22,907	63,223
Premierwest Bancorp (I)	3,727	5,404
PrivateBancorp, Inc.	1,474	20,341
Prosperity Bancshares, Inc.	1,218	53,373
Regions Financial Corp. (L)	30,482	188,988
Renasant Corp.	644	9,332
Republic Bancorp, Inc., Class A	188	3,741
Republic First Bancorp, Inc. (I)	2,112	4,668
S&T Bancorp, Inc.	786	14,612
Sandy Spring Bancorp, Inc.	538	9,679
SCBT Financial Corp.	357	10,239
Seacoast Banking Corp. of Florida (I)	3,564	5,346
Shore Bancshares, Inc.	416	2,891
Sierra Bancorp	369	4,177
Signature Bank (I)	1,068	61,090
Simmons First National Corp., Class A	411	10,546
Southern Community Financial Corp. (I)	7,009	7,710
Southside Bancshares, Inc. (L)	501	9,945
Southwest Bancorp, Inc. (I)	529	5,179
State Bancorp, Inc.	525	7,004
StellarOne Corp.	681	8,247
Sterling Bancorp	601	5,703
Sterling Bancshares, Inc.	2,135	17,422
Sterling Financial Corp. (I)	1,352	21,727
Suffolk Bancorp	296	4,132
Sun Bancorp, Inc. (I)	1,129	4,121
SunTrust Banks, Inc.	12,667	326,809
Susquehanna Bancshares, Inc. (L)	2,416	19,328
SVB Financial Group (I)(L)	921	54,993
SY Bancorp, Inc.	393	9,137
Synovus Financial Corp. (L)	18,870	$39,250
Taylor Capital Group, Inc. (I)	620	5,059
TCF Financial Corp.	3,418	47,168
Texas Capital Bancshares, Inc. (I)(L)	906	23,402
Tompkins Financial Corp.	319	12,518
Tower Bancorp., Inc.	248	6,795
TowneBank (L)	688	9,205
TriCo Bancshares	438	6,395
Trustmark Corp. (L)	1,569	36,730
U.S. Bancorp	48,262	1,231,164
UMB Financial Corp. (L)	1,071	44,853
Umpqua Holdings Corp.	2,347	27,155
Union First Market Bankshares Corp.	416	5,067
United Bankshares, Inc. (L)	1,203	29,449
United Community Banks, Inc. (I)(L)	754	7,962
Univest Corp. of Pennsylvania	404	6,315
Valley National Bancorp	4,303	58,564
Virginia Commerce Bancorp, Inc. (I)(L)	1,201	7,098
Washington Trust Bancorp, Inc.	509	11,692
Webster Financial Corp.	1,918	40,316
Wells Fargo & Company	130,056	3,649,371
WesBanco, Inc.	752	14,784
West Coast Bancorp (I)	379	6,352
Westamerica Bancorp.	739	36,396
Western Alliance Bancorp (I)	2,195	15,585
Wilshire Bancorp, Inc. (I)	956	2,811
Wintrust Financial Corp. (L)	697	22,429
Yadkin Valley Financial Corp. (I)	4,686	9,794
Zions Bancorporation	3,993	95,872
		11,058,350
Consumer Finance - 0.75%
Advance America Cash Advance Centers, Inc.	1,747	12,037
American Express Company	29,873	1,544,434
Capital One Financial Corp.	11,380	588,005
Cash America International, Inc. (L)	759	43,923
CompuCredit Holdings Corp. (I)(L)	1,549	3,594
Credit Acceptance Corp. (I)	791	66,816
Discover Financial Services	13,729	367,251
Dollar Financial Corp. (I)	1,023	22,148
EZCORP, Inc., Class A (I)	1,395	49,627
First Cash Financial Services, Inc. (I)(L)	798	33,508
Green Dot Corp., Class A (I)(L)	771	26,199
Nelnet, Inc., Class A	1,293	28,524
Netspend Holdings, Inc. (I)	1,371	13,710
SLM Corp.	12,277	206,376
The First Marblehead Corp. (I)(L)	3,140	5,558
World Acceptance Corp. (I)	454	29,769
		3,041,479
Diversified Financial Services - 2.89%
Asset Acceptance Capital Corp. (I)	1,013	4,093
Asta Funding, Inc.	581	4,875
Bank of America Corp.	248,890	2,727,834
California First National Bancorp	339	5,193
CBOE Holdings, Inc. (L)	1,762	43,345
Citigroup, Inc.	71,486	2,976,677
CME Group, Inc.	1,675	488,413
Encore Capital Group, Inc. (I)	657	20,183
Interactive Brokers Group, Inc., Class A	1,129	17,669
IntercontinentalExchange, Inc. (I)	1,859	231,836
JPMorgan Chase & Company	98,222	4,021,209
KKR Financial Holdings LLC	4,229	41,486
Leucadia National Corp. (L)	6,141	209,408
Life Partners Holdings, Inc. (L)	537	1,847

The accompanying notes are an integral part of the financial statements.

98

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
MarketAxess Holdings, Inc.	994	$24,910
Moody’s Corp. (L)	5,896	226,112
MSCI, Inc. (I)(L)	2,844	107,162
NewStar Financial, Inc. (I)	1,439	15,369
NYSE Euronext	6,631	227,244
PHH Corp. (I)	1,405	28,831
PICO Holdings, Inc. (I)	629	18,241
Portfolio Recovery Associates, Inc. (I)(L)	401	34,001
Primus Guaranty, Ltd. (I)	1,443	7,576
Resource America, Inc.	825	4,843
The NASDAQ OMX Group, Inc. (I)	5,008	126,702
		11,615,059
Insurance - 4.05%
Aflac, Inc.	11,911	556,005
Alleghany Corp. (I)	218	72,618
Allied World Assurance
Company Holdings, Ltd.	1,049	60,401
Alterra Capital Holdings, Ltd.	1,528	34,074
American Equity Investment Life
Holding Company	1,598	20,311
American Financial Group, Inc.	2,764	98,647
American International Group, Inc. (I)(L)	44,013	1,290,461
American National Insurance Company	685	53,088
American Safety Insurance Holdings, Ltd. (I)	371	7,101
AMERISAFE, Inc. (I)	527	11,921
Amtrust Financial Services, Inc. (L)	1,690	38,498
AON Corp.	8,076	414,299
Arch Capital Group, Ltd. (I)	3,480	111,082
Argo Group International Holdings, Ltd.	860	25,559
Arthur J. Gallagher & Company	2,489	71,036
Aspen Insurance Holdings, Ltd. (L)	1,784	45,902
Assurant, Inc.	2,350	85,235
Assured Guaranty, Ltd.	4,192	68,372
Axis Capital Holdings, Ltd.	3,120	96,595
Baldwin & Lyons, Inc., Class B	486	11,261
Berkshire Hathaway, Inc., Class B (I)	60,599	4,689,757
Brown & Brown, Inc.	3,479	89,271
Chubb Corp.	6,896	431,759
Cincinnati Financial Corp. (L)	4,008	116,953
Citizens, Inc., Class A (I)(L)	1,265	8,627
CNA Financial Corp.	6,652	193,241
CNO Financial Group, Inc. (I)	5,386	42,603
Crawford & Company, Class B	1,517	10,725
Delphi Financial Group, Inc., Class A	1,324	38,674
Donegal Group, Inc.	363	4,646
Eastern Insurance Holdings, Inc.	406	5,371
eHealth, Inc. (I)(L)	742	9,913
EMC Insurance Group, Inc.	414	7,907
Employers Holdings, Inc.	1,228	20,594
Endurance Specialty Holdings, Ltd.	1,105	45,670
Enstar Group, Ltd. (I)	372	38,870
Erie Indemnity Company	1,287	91,017
Everest Re Group, Ltd.	1,403	114,695
FBL Financial Group, Inc., Class A	834	26,813
Fidelity National Financial, Inc., Class A	5,818	91,575
First American Financial Corp.	2,633	41,206
Flagstone Reinsurance Holdings SA	2,326	19,608
FPIC Insurance Group, Inc. (I)	281	11,712
Genworth Financial, Inc., Class A (I)	11,889	122,219
Global Indemnity PLC (I)	340	7,541
Greenlight Capital Re, Ltd., Class A (I)	1,005	26,421
Hallmark Financial Services, Inc. (I)	757	5,958
Harleysville Group, Inc.	778	24,250
Hartford Financial Services Group, Inc.	10,585	279,126
HCC Insurance Holdings, Inc.	2,843	$89,555
Hilltop Holdings, Inc. (I)	1,582	13,985
Horace Mann Educators Corp.	1,144	17,858
Independence Holding Company (L)	588	6,139
Infinity Property & Casualty Corp.	333	18,202
Kansas City Life Insurance Company	327	10,186
Lincoln National Corp.	7,741	220,541
Loews Corp.	10,268	432,180
Maiden Holdings, Ltd.	2,010	18,291
Markel Corp. (I)(L)	242	96,028
Marsh & McLennan Companies, Inc.	13,326	415,638
MBIA, Inc. (I)(L)	5,331	46,326
Meadowbrook Insurance Group, Inc. (L)	1,693	16,778
Mercury General Corp.	1,393	55,010
MetLife, Inc.	22,740	997,604
Montpelier Re Holdings, Ltd. (L)	1,842	33,156
National Financial Partners Corp. (I)(L)	1,204	13,894
National Interstate Corp.	566	12,961
National Western Life Insurance
Company, Class A	104	16,585
Old Republic International Corp.	6,611	77,679
OneBeacon Insurance Group, Ltd.	2,652	35,510
PartnerRe, Ltd.	1,489	102,518
Platinum Underwriters Holdings, Ltd.	1,132	37,628
Presidential Life Corp. (L)	876	9,145
Primerica, Inc.	1,360	29,879
Principal Financial Group, Inc.	8,079	245,763
ProAssurance Corp. (I)	740	51,800
Protective Life Corp. (L)	2,284	52,829
Prudential Financial, Inc.	11,622	739,043
Reinsurance Group of America, Inc.	1,895	115,330
RenaissanceRe Holdings, Ltd.	1,384	96,811
RLI Corp. (L)	533	33,003
Safety Insurance Group, Inc.	465	19,549
SeaBright Holdings, Inc.	669	6,623
Selective Insurance Group, Inc.	1,509	24,551
StanCorp Financial Group, Inc. (L)	1,212	51,134
State Auto Financial Corp.	1,127	19,644
Stewart Information Services Corp.	507	5,085
Symetra Financial Corp.	1,710	22,965
The Allstate Corp.	12,926	394,631
The Hanover Insurance Group, Inc.	1,079	40,689
The Navigators Group, Inc. (I)	477	22,419
The Phoenix Companies, Inc. (I)(L)	3,396	8,354
The Progressive Corp.	15,992	341,909
The Travelers Companies, Inc.	10,042	586,252
Torchmark Corp.	2,138	137,131
Tower Group, Inc. (L)	1,189	28,322
Transatlantic Holdings, Inc.	1,590	77,926
United Fire & Casualty Company	756	13,132
Unitrin, Inc.	1,645	48,807
Universal Insurance Holdings, Inc.	1,237	5,777
Unum Group (L)	8,344	212,605
Validus Holdings, Ltd.	1,990	61,591
W.R. Berkley Corp.	3,444	111,723
White Mountains Insurance Group, Ltd.	223	93,696
		16,281,558
Real Estate Investment Trusts - 2.66%
Acadia Realty Trust (L)	1,128	22,932
Agree Realty Corp.	265	5,917
Alexander’s, Inc.	127	50,419
Alexandria Real Estate Equities, Inc.	1,091	84,465
American Campus Communities, Inc.	1,934	68,696
American Capital Agency Corp.	2,749	80,023

The accompanying notes are an integral part of the financial statements.

99

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Annaly Capital Management, Inc.	18,005	$324,810
Anworth Mortgage Asset Corp. (L)	2,647	19,879
Apartment Investment & Management
Company, Class A	3,104	79,245
Apollo Commercial Real Estate Finance, Inc.	836	13,476
Arbor Realty Trust, Inc. (I)	2,646	12,383
Ashford Hospitality Trust, Inc. (L)	1,677	20,879
Associated Estates Realty Corp.	1,065	17,306
AvalonBay Communities, Inc. (L)	2,077	266,687
BioMed Realty Trust, Inc.	2,813	54,122
Boston Properties, Inc.	3,526	374,320
Brandywine Realty Trust	3,537	40,994
BRE Properties, Inc.	1,409	70,281
Camden Property Trust (L)	1,686	107,263
Capital Trust, Inc., Class A (I)	4,862	18,816
CapLease, Inc.	2,488	12,216
Capstead Mortage Corp.	1,589	21,293
Care Investment Trust, Inc.	1,164	8,323
CBL & Associates Properties, Inc. (L)	3,721	67,462
Cedar Shopping Centers, Inc.	2,276	11,721
Chatham Lodging Trust	476	7,668
Chesapeake Lodging Trust	555	9,468
Chimera Investment Corp.	24,538	84,901
Cogdell Spencer, Inc.	3,024	18,114
Colonial Properties Trust	1,519	30,988
CommonWealth	1,493	38,579
Coresite Realty Corp.	926	15,186
Corporate Office Properties Trust (L)	1,530	47,598
Cousins Properties, Inc.	2,730	23,314
CreXus Investment Corp.	1,215	13,499
Cypress Sharpridge Investments, Inc.	2,332	29,873
DCT Industrial Trust, Inc. (L)	5,788	30,271
Developers Diversified Realty Corp.	6,154	86,771
DiamondRock Hospitality Company	3,934	42,212
Digital Realty Trust, Inc. (L)	2,117	130,788
Douglas Emmett, Inc.	3,269	65,020
Duke Realty Corp.	5,943	83,261
DuPont Fabros Technology, Inc.	1,429	36,011
Dynex Capital, Inc.	1,230	11,906
EastGroup Properties, Inc.	696	29,587
Education Realty Trust, Inc.	1,748	14,980
Entertainment Properties Trust (L)	1,023	47,774
Equity Lifestyle Properties, Inc.	772	48,204
Equity One, Inc. (L)	2,251	41,959
Equity Residential	7,156	429,360
Essex Property Trust, Inc.	732	99,032
Excel Trust, Inc.	1,089	12,012
Extra Space Storage, Inc.	2,375	50,659
Federal Realty Investment Trust	1,539	131,092
FelCor Lodging Trust, Inc. (I)	3,150	16,790
First Industrial Realty Trust, Inc. (I)(L)	1,685	19,293
First Potomac Realty Trust	1,135	17,377
Franklin Street Properties Corp. (L)	1,913	24,697
General Growth Properties, Inc.	23,069	385,022
Getty Realty Corp.	779	19,654
Gladstone Commercial Corp.	920	15,944
Glimcher Realty Trust	2,685	25,508
Government Properties Income Trust	957	25,858
Gramercy Capital Corp. (I)	3,394	10,284
Hatteras Financial Corp.	1,543	43,559
HCP, Inc. (L)	8,634	316,781
Health Care REIT, Inc.	3,751	196,665
Healthcare Realty Trust, Inc.	1,607	33,152
Hersha Hospitality Trust	4,355	24,257
Highwoods Properties, Inc. (L)	1,838	60,893
Home Properties, Inc.	882	$53,696
Hospitality Properties Trust	3,212	77,891
Host Hotels & Resorts, Inc. (L)	16,604	281,438
Hudson Pacific Properties, Inc.	618	9,598
Inland Real Estate Corp.	2,398	21,174
Invesco Mortgage Capital, Inc.	336	7,100
Investors Real Estate Trust	2,146	18,584
iStar Financial, Inc. (I)(L)	3,441	27,907
Kilroy Realty Corp.	1,171	46,243
Kimco Realty Corp.	10,109	188,432
Kite Realty Group Trust	2,248	11,195
LaSalle Hotel Properties	1,760	46,358
Lexington Realty Trust	3,793	34,630
Liberty Property Trust (L)	2,872	93,570
LTC Properties, Inc.	629	17,499
Mack-Cali Realty Corp.	2,075	68,351
Medical Properties Trust, Inc.	2,812	32,338
MFA Financial, Inc.	6,994	56,232
MHI Hospitality Corp. (I)	1,863	5,347
Mid-America Apartment Communities, Inc.	774	52,222
Mission West Properties, Inc.	754	6,620
Monmouth Real Estate Investment Corp.	1,545	13,055
MPG Office Trust, Inc. (I)	1,889	5,403
National Health Investments, Inc.	696	30,923
National Retail Properties, Inc. (L)	2,109	51,692
Nationwide Health Properties, Inc.	2,837	117,480
New York Mortgage Trust, Inc.	689	5,133
Newcastle Investment Corp.	1,674	9,676
NorthStar Realty Finance Corp.	4,932	19,876
Omega Healthcare Investors, Inc. (L)	2,259	47,462
One Liberty Properties, Inc.	550	8,492
Parkway Properties, Inc.	685	11,686
Pebblebrook Hotel Trust	889	17,949
Pennsylvania Real Estate Investment Trust	1,600	25,120
Pennymac Mortgage Investment Trust	492	8,152
Piedmont Office Realty Trust, Inc., Class A	3,145	64,127
Plum Creek Timber Company, Inc. (L)	4,122	167,106
Post Properties, Inc.	1,269	51,724
Potlatch Corp. (L)	1,075	37,915
Prologis, Inc.	10,014	358,902
PS Business Parks, Inc.	616	33,942
Public Storage	4,285	488,533
RAIT Financial Trust (L)	5,826	12,235
Ramco-Gershenson Properties Trust (L)	823	10,189
Rayonier, Inc.	1,998	130,569
Realty Income Corp.	2,682	89,820
Redwood Trust, Inc.	2,139	32,342
Regency Centers Corp. (L)	2,150	94,536
Resource Capital Corp. (L)	1,630	10,302
Sabra Healthcare REIT, Inc.	502	8,388
Saul Centers, Inc.	535	21,063
Senior Housing Properties Trust	3,177	74,374
Simon Property Group, Inc. (L)	7,112	826,628
SL Green Realty Corp.	1,999	165,657
Sovran Self Storage, Inc.	635	26,035
Starwood Property Trust, Inc.	1,180	24,202
Strategic Hotels & Resorts, Inc. (I)	5,732	40,583
Sun Communities, Inc. (L)	678	25,296
Sunstone Hotel Investors, Inc. (I)	2,222	20,598
Supertel Hospitality, Inc. (I)	4,332	3,986
Tanger Factory Outlet Centers, Inc.	2,052	54,932
Taubman Centers, Inc.	1,406	83,235
Terreno Realty Corp.	395	6,719
The Macerich Company (L)	3,030	162,105
U-Store-It Trust	2,501	26,311

The accompanying notes are an integral part of the financial statements.

100

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
UDR, Inc.	4,102	$100,704
UMH Properties, Inc.	801	8,571
Universal Health Realty Income Trust	329	13,153
Urstadt Biddle Properties, Inc., Class A	678	12,279
Ventas, Inc. (L)	4,002	210,945
Vornado Realty Trust	4,593	427,976
Walter Investment Management Corp.	767	17,020
Washington Real Estate Investment Trust	1,560	50,731
Weingarten Realty Investors (L)	3,138	78,952
Weyerhaeuser Company	13,025	284,727
Whitestone REIT, Class B	739	9,400
Winthrop Realty Trust	587	7,009
		10,702,094
Real Estate Management & Development - 0.19%
Altisource Portfolio Solutions SA (I)	322	11,850
American Spectrum Realty, Inc. (I)	408	6,932
Avatar Holdings, Inc. (I)	286	4,350
Brookfield Properties Corp.	12,622	243,352
CB Richard Ellis Group, Inc., Class A (I)	7,677	192,769
Consolidated-Tomoka Land Company	177	5,062
Forest City Enterprises, Inc., Class A (I)	4,002	74,717
Forestar Group, Inc. (I)	1,002	16,463
Grubb & Ellis Company (I)	11,651	3,729
Jones Lang LaSalle, Inc. (L)	1,058	99,769
Tejon Ranch Company (I)	488	16,641
The Howard Hughes Corp. (I)	783	50,926
The St. Joe Company (I)(L)	2,343	48,828
		775,388
Thrifts & Mortgage Finance - 0.28%
Abington Bancorp, Inc.	810	8,448
Astoria Financial Corp. (L)	2,714	34,712
Bank Mutual Corp.	1,455	5,340
BankFinancial Corp.	740	6,268
Beacon Federal Bancorp, Inc.	530	7,325
Beneficial Mutual Bancorp, Inc. (I)	2,344	19,256
Berkshire Hill Bancorp, Inc. (L)	362	8,105
Brookline Bancorp, Inc.	1,751	16,232
Capitol Federal Financial, Inc.	4,479	52,673
Charter Financial Corp.	787	7,791
Chicopee Bancorp, Inc. (I)	352	5,034
Clifton Savings Bancorp, Inc.	877	9,682
Dime Community Bancshares	1,101	16,009
Doral Financial Corp. (I)	3,650	7,154
ESB Financial Corp.	680	8,786
ESSA Bancorp, Inc.	535	6,645
Federal Home Loan Mortgage Corp. (I)	17,838	6,243
Federal National Mortgage Association (I)	30,524	10,103
First Defiance Financial Corp. (I)	306	4,495
First Financial Holdings, Inc.	357	3,202
First Financial Northwest, Inc. (I)	707	3,584
First Niagara Financial Group, Inc.	5,031	66,409
First PacTrust Bancorp, Inc.	352	5,231
Flagstar Bancorp, Inc. (I)	8,482	10,094
Flushing Financial Corp.	852	11,076
Fox Chase Bancorp, Inc.	605	8,198
Home Federal Bancorp, Inc.	671	7,374
Hudson City Bancorp, Inc.	13,444	110,106
IMPAC Mortgage Holdings, Inc. (I)	1,297	3,826
Kaiser Federal Financial Group, Inc.	506	6,234
Kearny Financial Corp.	2,002	18,238
Legacy Bancorp, Inc.	480	6,653
Meridian Interstate Bancorp, Inc. (I)	801	10,966
MGIC Investment Corp. (I)	4,491	26,721
NASB Financial, Inc. (I)(L)	243	$2,534
New York Community Bancorp, Inc. (L)	9,076	136,049
Northwest Bancshares, Inc.	2,981	37,501
OceanFirst Financial Corp.	500	6,475
Ocwen Financial Corp. (I)(L)	2,439	31,122
Oritani Financial Corp.	1,620	20,720
People’s United Financial, Inc.	9,200	123,648
Provident Financial Services, Inc.	1,700	24,344
Provident New York Bancorp	1,205	10,074
Pulaski Financial Corp. (L)	530	3,805
Radian Group, Inc.	2,751	11,637
Rockville Financial, Inc.	1,032	10,217
Roma Financial Corp.	982	10,311
TFS Financial Corp. (I)	7,990	77,343
The PMI Group, Inc. (I)(L)	3,744	4,006
TrustCo Bank Corp.	2,219	10,873
United Financial Bancorp, Inc.	563	8,687
Viewpoint Financial Group	1,180	16,284
Washington Federal, Inc. (L)	2,359	38,758
Waterstone Financial, Inc. (I)(L)	1,337	3,008
Westfield Financial, Inc.	1,024	8,315
WSFS Financial Corp.	227	9,001
		1,142,925
		64,061,609
Health Care - 10.77%
Biotechnology - 1.53%
Acadia Pharmaceuticals, Inc. (I)	3,029	4,937
Achillion Pharmaceuticals, Inc. (I)	1,304	9,702
Acorda Therapeutics, Inc. (I)	1,012	32,698
Affymax, Inc. (I)	683	4,692
Alexion Pharmaceuticals, Inc. (I)	4,474	210,412
Alkermes, Inc. (I)	2,511	46,705
Allos Therapeutics, Inc. (I)(L)	2,361	5,053
Alnylam Pharmaceuticals, Inc. (I)(L)	1,141	10,691
AMAG Pharmaceuticals, Inc. (I)	465	8,742
Amgen, Inc. (I)	22,978	1,340,766
Amicus Therapeutics, Inc. (I)	598	3,552
Amylin Pharmaceuticals, Inc. (I)(L)	3,698	49,405
Anacor Pharmaceuticals, Inc. (I)	587	3,792
Anthera Pharmaceuticals, Inc. (I)	893	7,296
Ardea Biosciences, Inc. (I)(L)	500	12,730
Arena Pharmaceuticals, Inc. (I)	3,047	4,144
Ariad Pharmaceuticals, Inc. (I)(L)	3,099	35,112
Arqule, Inc. (I)	1,349	8,431
Array BioPharma, Inc. (I)	2,117	4,742
AVEO Pharmaceuticals, Inc. (I)	846	17,436
AVI BioPharma, Inc. (I)	4,497	6,431
BioCryst Pharmaceuticals, Inc. (I)	1,071	4,091
Biogen Idec, Inc. (I)	6,056	647,508
BioMarin Pharmaceutical, Inc. (I)(L)	2,614	71,127
BioMimetic Therapeutics, Inc. (I)	576	2,949
Biosante Pharmaceuticals, Inc. (I)(L)	1,939	5,332
BioSpecifics Technologies Corp. (I)	189	4,234
Biotime, Inc. (I)(L)	1,179	6,048
Celgene Corp. (I)	11,853	714,973
Cell Therapeutics, Inc. (I)(L)	2,634	4,149
Celldex Therapeutics, Inc. (I)	956	3,394
Cephalon, Inc. (I)	1,858	148,454
Cepheid, Inc. (I)(L)	1,576	54,593
Chelsea Therapeutics International, Inc. (I)	1,619	8,257
Cleveland Biolabs, Inc. (I)(L)	1,242	4,235
Codexis, Inc. (I)	344	3,313
Cubist Pharmaceuticals, Inc. (I)	1,476	53,121

The accompanying notes are an integral part of the financial statements.

101

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Curis, Inc. (I)(L)	2,596	$9,294
Cytokinetics, Inc. (I)	2,756	3,445
Cytori Therapeutics, Inc. (I)(L)	1,170	5,604
CytRx Corp. (I)(L)	5,852	4,213
Dendreon Corp. (I)(L)	3,457	136,344
Dynavax Technologies Corp. (I)	2,262	6,221
Emergent Biosolutions, Inc. (I)	1,009	22,753
Enzon Pharmaceuticals, Inc. (I)(L)	1,414	14,211
Exact Sciences Corp. (I)(L)	1,107	9,520
Exelixis, Inc. (I)	3,023	27,086
Genomic Health, Inc. (I)	792	22,105
Geron Corp. (I)	2,416	9,688
Gilead Sciences, Inc. (I)	19,877	823,107
Grifols SA, ADR (I)(L)	3,387	25,436
GTx, Inc. (I)	1,607	7,698
Halozyme Therapeutics, Inc. (I)	2,574	17,786
Human Genome Sciences, Inc. (I)(L)	4,401	108,001
Idenix Pharmaceuticals, Inc. (I)	1,781	8,905
Idera Pharmaceuticals, Inc. (I)	1,529	3,287
Immunogen, Inc. (I)	1,426	17,383
Immunomedics, Inc. (I)	2,124	8,645
Incyte Corp. (I)(L)	2,830	53,600
Infinity Pharmaceuticals, Inc. (I)	769	6,352
Inhibitex, Inc. (I)	1,258	4,931
Inovio Biomedical Corp. (I)	3,493	2,098
Insmed, Inc. (I)	510	6,115
InterMune, Inc. (I)	1,319	47,286
Ironwood Pharmaceuticals, Inc. (I)	2,351	36,958
Isis Pharmaceuticals, Inc. (I)	2,645	24,228
Keryx Biopharmaceuticals Inc. (I)	1,617	7,648
Lexicon Pharmaceuticals, Inc. (I)(L)	7,208	12,686
Ligand Pharmaceuticals, Inc., Class B (I)	548	6,549
Mannkind Corp. (I)(L)	2,976	11,309
Maxygen, Inc.	1,062	5,809
Medivation, Inc. (I)	941	20,166
Metabolix, Inc. (I)	695	4,962
Micromet, Inc. (I)(L)	1,966	11,285
Momenta Pharmaceuticals, Inc. (I)(L)	1,112	21,640
Myriad Genetics, Inc. (I)	2,463	55,935
Myriad Pharmaceuticals, Inc. (I)	1,052	3,766
Nabi Biopharmaceuticals (I)	1,647	8,861
Nanosphere, Inc. (I)	1,303	2,358
Neuralstem, Inc. (I)(L)	2,276	3,414
Neurocrine Biosciences, Inc. (I)	1,971	15,867
Novavax, Inc. (I)(L)	2,526	5,103
NPS Pharmaceuticals, Inc. (I)	1,558	14,723
Omeros Corp. (I)	825	3,399
OncoGenex Pharmaceutical, Inc. (I)	259	4,411
Onyx Pharmaceuticals, Inc. (I)	1,666	58,810
Opko Health, Inc. (I)	7,123	26,284
Orexigen Therapeutics, Inc. (I)	1,351	2,148
Osiris Therapeutics, Inc. (I)	916	7,090
PDL BioPharma, Inc. (L)	3,172	18,620
Peregrine Pharmaceuticals, Inc. (I)	1,523	2,833
Pharmacyclics, Inc. (I)	885	9,239
Pharmasset, Inc. (I)	853	95,707
PharmAthene, Inc. (I)(L)	2,276	6,691
Progenics Pharmaceuticals, Inc. (I)	935	6,713
Protalix BioTherapeutics, Inc. (I)	1,752	10,968
Regeneron Pharmaceuticals, Inc. (I)	2,007	113,817
Rexahn Pharmaceuticals, Inc. (I)(L)	3,434	4,258
Rigel Pharmaceuticals, Inc. (I)	1,052	9,647
Sangamo Biosciences, Inc. (I)(L)	1,269	7,474
Savient Pharmaceuticals, Inc. (I)	1,724	12,913
SciClone Pharmaceuticals, Inc. (I)(L)	1,772	10,703
Seattle Genetics, Inc. (I)(L)	2,722	$55,855
SIGA Technologies, Inc. (I)(L)	1,017	9,906
Spectrum Pharmaceuticals, Inc. (I)	1,304	12,082
SuperGen, Inc. (I)	2,016	6,008
Synta Pharmaceuticals Corp. (I)(L)	1,395	7,017
Targacept, Inc. (I)	710	14,960
Tengion, Inc. (I)(L)	2,856	3,399
Theravance, Inc. (I)(L)	1,791	39,778
Transcept Pharmaceuticals, Inc. (I)	578	6,329
Trius Therapeutics, Inc. (I)	772	6,114
Unigene Laboratories, Inc. (I)	3,859	4,091
United Therapeutics Corp. (I)	1,386	76,369
Vanda Pharmaceuticals, Inc. (I)(L)	745	5,319
Vertex Pharmaceuticals, Inc. (I)	4,854	252,359
Vical, Inc. (I)	1,699	7,000
ZIOPHARM Oncology, Inc. (I)	1,533	9,382
		6,175,321
Health Care Equipment & Supplies - 1.80%
Abaxis, Inc. (I)	619	16,868
ABIOMED, Inc. (I)(L)	1,107	17,933
Accuray, Inc. (I)(L)	1,969	15,772
Alere, Inc. (I)	2,152	78,806
Align Technology, Inc. (I)(L)	1,797	40,972
Alimera Sciences, Inc. (I)	506	4,124
Alphatec Holdings, Inc. (I)(L)	1,822	6,341
Analogic Corp.	385	20,247
Angiodynamics, Inc. (I)	711	10,118
Arthrocare Corp. (I)	400	13,388
Atrion Corp.	60	11,868
Baxter International, Inc.	14,297	853,388
Becton, Dickinson & Company	5,484	472,556
Boston Scientific Corp. (I)(L)	38,375	265,171
C.R. Bard, Inc.	2,191	240,703
Cantel Medical Corp.	469	12,621
CareFusion Corp. (I)	4,772	129,655
Conceptus, Inc. (I)(L)	873	10,188
CONMED Corp. (I)	843	24,009
CryoLife, Inc. (I)	905	5,068
Cutera, Inc. (I)	480	4,094
Cyberonics, Inc. (I)	793	22,164
Cynosure, Inc. (I)	415	5,022
Delcath Systems, Inc. (I)(L)	997	5,145
DENTSPLY International, Inc.	3,655	139,182
DexCom, Inc. (I)	1,357	19,663
Edwards Lifesciences Corp. (I)	2,812	245,150
Endologix, Inc. (I)	1,596	14,843
Exactech, Inc. (I)	444	7,996
Gen-Probe, Inc. (I)	1,245	86,092
Greatbatch, Inc. (I)	638	17,111
Haemonetics Corp. (I)	621	39,974
Hansen Medical, Inc. (I)(L)	2,337	7,969
HeartWare International, Inc. (I)	152	11,260
Hill-Rom Holdings, Inc.	1,621	74,631
Hologic, Inc. (I)	6,585	132,819
ICU Medical, Inc. (I)	416	18,179
IDEXX Laboratories, Inc. (I)(L)	1,461	113,315
Immucor, Inc. (I)	1,803	36,817
Insulet Corp. (I)	889	19,709
Integra LifeSciences Holdings Corp. (I)(L)	741	35,427
Intuitive Surgical, Inc. (I)(L)	978	363,924
Invacare Corp.	863	28,643
IRIS International, Inc. (I)	544	5,435
Kensey Nash Corp. (I)	366	9,234
Kinetic Concepts, Inc. (I)(L)	1,817	104,714

The accompanying notes are an integral part of the financial statements.

102

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
MAKO Surgical Corp. (I)	870	$25,865
Masimo Corp. (L)	1,554	46,123
Medical Action Industries, Inc. (I)	530	4,320
Medtronic, Inc.	26,378	1,016,344
MELA Sciences, Inc. (I)	1,151	2,693
Meridian Bioscience, Inc. (L)	1,134	27,341
Merit Medical Systems, Inc. (I)	1,003	18,024
Natus Medical, Inc. (I)	818	12,393
Neogen Corp. (I)	640	28,934
Neoprobe Corp. (I)	985	3,270
NuVasive, Inc. (I)(L)	994	32,683
NxStage Medical, Inc. (I)(L)	1,346	28,024
OraSure Technologies, Inc. (I)	1,614	13,767
Orthofix International NV (I)	515	21,872
Palomar Medical Technologies, Inc. (I)	607	6,847
Quidel Corp. (I)(L)	938	14,211
ResMed, Inc. (I)(L)	3,774	116,805
Rochester Medical Corp. (I)	396	3,580
Rockwell Medical Technologies, Inc. (I)	562	7,216
RTI Biologics, Inc. (I)	1,876	5,084
Sirona Dental Systems, Inc. (I)	1,421	75,455
SonoSite, Inc. (I)	446	15,686
Spectranetics Corp. (I)	1,276	7,937
St. Jude Medical, Inc.	8,075	385,016
STAAR Surgical Company (I)	1,275	6,758
Stereotaxis, Inc. (I)	1,375	4,826
STERIS Corp. (L)	1,494	52,260
Stryker Corp.	9,713	570,056
SurModics, Inc. (I)(L)	519	5,761
Symmetry Medical, Inc. (I)	1,095	9,822
Synovis Life Technologies, Inc. (I)	364	6,341
Teleflex, Inc. (L)	976	59,595
The Cooper Companies, Inc.	1,162	92,077
Thoratec Corp. (I)	1,454	47,720
TranS1, Inc. (I)	1,489	6,790
Utah Medical Products, Inc.	176	4,622
Varian Medical Systems, Inc. (I)(L)	3,038	212,721
Vascular Solutions, Inc. (I)	568	7,043
Volcano Corp. (I)	1,303	42,074
West Pharmaceutical Services, Inc.	834	36,496
Wright Medical Group, Inc. (I)	1,085	16,275
Young Innovations, Inc.	301	8,585
Zimmer Holdings, Inc. (I)	4,698	296,914
Zoll Medical Corp. (I)	627	35,526
		7,260,060
Health Care Providers & Services - 2.20%
Accretive Health, Inc. (I)	1,793	51,620
Aetna, Inc.	9,270	408,714
Air Methods Corp. (I)	378	28,252
Alliance HealthCare Services, Inc. (I)	1,545	5,871
Allied Healthcare International, Inc. (I)	1,783	4,440
Almost Family, Inc. (I)(L)	235	6,439
Amedisys, Inc. (I)	738	19,653
American Dental Partners, Inc. (I)	581	7,530
AMERIGROUP Corp. (I)	1,249	88,017
AmerisourceBergen Corp.	6,972	288,641
AMN Healthcare Services, Inc. (I)	997	8,295
Amsurg Corp. (I)(L)	841	21,975
Assisted Living Concepts, Inc.	784	13,156
Bio-Reference Labs, Inc. (I)(L)	767	16,030
BioScrip, Inc. (I)	1,289	8,366
Brookdale Senior Living, Inc. (I)	3,054	74,060
Capital Senior Living Corp. (I)	1,094	10,163
Cardinal Health, Inc.	8,771	398,379
CardioNet, Inc. (I)	857	$4,551
Catalyst Health Solutions, Inc. (I)	1,118	62,407
Centene Corp. (I)	1,186	42,139
Chemed Corp.	537	35,184
Chindex International, Inc. (I)(L)	484	6,592
CIGNA Corp.	6,695	344,324
Community Health Systems, Inc. (I)	2,363	60,682
Continucare Corp. (I)	2,330	14,399
Corvel Corp. (I)	362	16,978
Coventry Health Care, Inc. (I)	3,679	134,173
Cross Country Healthcare, Inc. (I)	961	7,304
DaVita, Inc. (I)	2,368	205,092
Emeritus Corp. (I)	1,070	22,738
Examworks Group, Inc. (I)	213	5,408
Express Scripts, Inc. (I)	13,120	708,218
Five Star Quality Care, Inc. (I)	1,299	7,547
Gentiva Health Services, Inc. (I)	803	16,726
Hanger Orthopedic Group, Inc. (I)	873	21,362
Health Management
Associates, Inc., Class A (I)	6,423	69,240
Health Net, Inc. (I)(L)	2,428	77,915
Healthsouth Corp. (I)	2,362	62,003
Healthspring, Inc. (I)	1,521	70,133
Healthways, Inc. (I)	1,022	15,514
Henry Schein, Inc. (I)	2,230	159,646
HMS Holdings Corp. (I)	682	52,425
Humana, Inc.	4,102	330,375
IPC The Hospitalist Co, Inc. (I)	448	20,765
Kindred Healthcare, Inc. (I)	1,247	26,773
Laboratory Corp. of America Holdings (I)	2,481	240,136
Landauer, Inc.	260	16,013
LCA-Vision, Inc. (I)	680	3,250
LHC Group, Inc. (I)(L)	505	11,645
LifePoint Hospitals, Inc. (I)(L)	1,308	51,117
Lincare Holdings, Inc.	2,436	71,302
Magellan Health Services, Inc. (I)	842	46,091
McKesson Corp.	6,325	529,086
MedCath Corp. (I)	602	8,181
Medco Health Solutions, Inc. (I)	9,925	560,961
MEDNAX, Inc. (I)	1,175	84,823
Molina Healthcare, Inc. (I)	1,059	28,720
MWI Veterinary Supply, Inc. (I)	344	27,785
National Healthcare Corp.	367	18,192
National Research Corp.	209	7,635
Omnicare, Inc. (L)	2,809	89,579
Owens & Minor, Inc.	1,582	54,563
Patterson Companies, Inc. (L)	3,062	100,709
PharMerica Corp. (I)	873	11,139
PSS World Medical, Inc. (I)(L)	1,492	41,791
Quest Diagnostics, Inc.	4,191	247,688
Select Medical Holdings Corp. (I)	2,914	25,847
Skilled Healthcare Group, Inc. (I)	1,119	10,586
Sun Healthcare Group, Inc. (I)	424	3,400
Sunrise Senior Living, Inc. (I)	1,618	15,420
Team Health Holdings, Inc. (I)	747	16,815
Tenet Healthcare Corp. (I)	12,405	77,407
The Ensign Group, Inc.	555	16,866
The Providence Service Corp. (I)	400	5,060
Triple-S Management Corp., Class B (I)	762	16,558
UnitedHealth Group, Inc.	26,735	1,378,991
Universal American Corp.	1,971	21,582
Universal Health Services, Inc., Class B	2,374	122,332
US Physical Therapy, Inc.	456	11,277
VCA Antech, Inc. (I)(L)	2,115	44,838
WellCare Health Plans, Inc. (I)	1,123	57,733

The accompanying notes are an integral part of the financial statements.

103

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
WellPoint, Inc.	8,999	$708,851
		8,844,183
Health Care Technology - 0.15%
Allscripts Healthcare Solutions, Inc. (I)	5,327	103,450
athenahealth, Inc. (I)	902	37,072
Cerner Corp. (I)(L)	4,082	249,451
Computer Programs & Systems, Inc.	284	18,028
Emdeon, Inc., Class A (I)	2,279	29,900
Icad, Inc. (I)	3,242	3,404
MedAssets, Inc. (I)	1,496	19,987
Medidata Solutions, Inc. (I)	654	15,611
MedQuist, Inc.	1,127	15,215
Merge Healthcare, Inc. (I)	1,602	8,330
Omnicell, Inc. (I)	951	14,826
Quality Systems, Inc.	714	62,332
Transcend Services, Inc. (I)	304	8,935
		586,541
Life Sciences Tools & Services - 0.65%
Affymetrix, Inc. (I)	2,183	17,311
Agilent Technologies, Inc. (I)	8,711	445,219
Albany Molecular Research, Inc. (I)	943	4,536
Bio-Rad Laboratories, Inc., Class A (I)	668	79,732
Bruker Corp. (I)	4,254	86,611
Caliper Life Sciences, Inc. (I)(L)	2,073	16,812
Cambrex Corp. (I)	1,156	5,341
Charles River
Laboratories International, Inc. (I)	1,687	68,577
Covance, Inc. (I)(L)	1,543	91,608
Enzo Biochem, Inc. (I)	1,224	5,202
eResearch Technology, Inc. (I)	1,526	9,721
Furiex Pharmaceuticals, Inc. (I)	248	4,412
Harvard Bioscience, Inc. (I)	1,347	7,180
Illumina, Inc. (I)	3,065	230,335
Kendle International, Inc. (I)	418	6,303
Life Technologies Corp. (I)	4,547	236,762
Luminex Corp. (I)	1,175	24,558
Medtox Scientific, Inc.	380	6,639
Mettler-Toledo International, Inc. (I)(L)	804	135,611
Pacific Biosciences of California, Inc. (I)	756	8,845
Parexel International Corp. (I)	1,512	35,623
PerkinElmer, Inc.	2,971	79,950
Pharmaceutical Product Development, Inc.	2,982	80,037
Sequenom, Inc. (I)	1,676	12,654
Techne Corp.	875	72,949
Thermo Fisher Scientific, Inc. (I)	9,615	619,110
Waters Corp. (I)	2,311	221,255
		2,612,893
Pharmaceuticals - 4.44%
Abbott Laboratories	38,109	2,005,296
Acura Pharmaceuticals, Inc. (I)(L)	1,237	4,787
Aegerion Pharmaceuticals, Inc. (I)	246	3,875
Akorn, Inc. (I)	3,071	21,497
Alexza Pharmaceuticals, Inc. (I)	2,501	4,552
Allergan, Inc.	7,606	633,200
Auxilium Pharmaceuticals, Inc. (I)(L)	1,169	22,912
AVANIR Pharmaceuticals, Class A (I)(L)	2,373	7,973
Biodel, Inc. (I)(L)	1,967	3,678
Bristol-Myers Squibb Company	42,523	1,231,466
Cadence Pharmaceuticals, Inc. (I)(L)	1,445	13,294
Clinical Data, Inc. (I)	686	652
Columbia Laboratories, Inc. (I)	2,968	9,171
Corcept Therapeutics, Inc. (I)	1,477	5,893
Cornerstone Therapeutics, Inc. (I)	733	6,568
Cumberland Pharmaceuticals, Inc. (I)	776	$4,462
Depomed, Inc. (I)	1,695	13,865
Durect Corp. (I)	2,460	4,994
Eli Lilly & Company	27,276	1,023,668
Emisphere Technologies, Inc. (I)(L)	2,794	2,515
Endo Pharmaceuticals Holdings, Inc. (I)(L)	2,942	118,180
Forest Laboratories, Inc. (I)	7,116	279,943
Hi-Tech Pharmacal Company, Inc. (I)	348	10,068
Hospira, Inc. (I)	4,108	232,759
Impax Laboratories, Inc. (I)	1,213	26,431
Indevus Pharmaceuticals, Inc.	2,544	204
Ista Pharmaceuticals, Inc. (I)	1,316	10,061
Jazz Pharmaceuticals, Inc. (I)	952	31,749
Johnson & Johnson	66,186	4,402,693
K-V Pharmaceutical Company, Class A (I)(L)	1,702	4,629
Lannett Company, Inc. (I)	757	3,770
MAP Pharmaceuticals, Inc. (I)	618	9,869
Medicis Pharmaceutical Corp., Class A	1,569	59,889
Merck & Company, Inc.	76,022	2,682,816
Mylan, Inc. (I)	9,258	228,395
Nektar Therapeutics (I)	2,448	17,797
NeoStem, Inc. (I)(L)	2,383	3,527
Obagi Medical Products, Inc. (I)	733	6,912
Optimer Pharmaceuticals, Inc. (I)	810	9,631
Pain Therapeutics, Inc. (I)	1,329	5,143
Par Pharmaceutical Companies, Inc. (I)	976	32,188
Perrigo Company	2,311	203,068
Pfizer, Inc.	196,538	4,048,683
Pozen, Inc. (I)	921	3,868
Questcor Pharmaceuticals, Inc. (I)(L)	1,776	42,802
Salix Pharmaceuticals, Ltd. (I)	1,345	53,571
Santarus, Inc. (I)	1,897	6,393
Somaxon Pharmaceuticals, Inc. (I)(L)	1,402	2,986
Sucampo Pharmaceuticals, Inc. (I)	1,224	5,018
The Medicines Company (I)	1,488	24,567
Valeant Pharmaceuticals International, Inc.
(Toronto Exchange) (L)	120	6,235
Viropharma, Inc. (I)	2,038	37,703
Vivus, Inc. (I)	2,092	17,029
Watson Pharmaceuticals, Inc. (I)	2,807	192,925
XenoPort, Inc. (I)	786	5,596
		17,851,416
		43,330,414
Industrials - 11.02%
Aerospace & Defense - 2.38%
AAR Corp.	1,019	27,605
Aerovironment, Inc. (I)(L)	594	20,998
Alliant Techsystems, Inc.	781	55,709
American Science & Engineering, Inc.	228	18,240
Ascent Solar Technologies, Inc. (I)(L)	3,678	3,494
Astronics Corp. (I)	363	11,180
BE Aerospace, Inc. (I)	2,611	106,555
Ceradyne, Inc. (I)	743	28,970
Cubic Corp.	673	34,316
Curtiss-Wright Corp.	1,149	37,193
DigitalGlobe, Inc. (I)	1,183	30,060
Ducommun, Inc. (I)	360	7,405
Esterline Technologies Corp. (I)	759	57,988
GenCorp, Inc. (I)(L)	1,684	10,811
General Dynamics Corp.	9,139	681,038
GeoEye, Inc. (I)	543	20,308
Goodrich Corp.	3,115	297,483
HEICO Corp., Class A	1,098	43,656

The accompanying notes are an integral part of the financial statements.

104

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Hexcel Corp. (I)	2,508	$54,900
Honeywell International, Inc.	19,242	1,146,631
Huntington Ingalls Industries, Inc. (I)	1,245	42,953
ITT Corp.	4,549	268,073
Kratos Defense & Security Solutions, Inc. (I)	430	5,229
L-3 Communications Holdings, Inc.	2,747	240,225
LMI Aerospace, Inc. (I)	374	9,137
Lockheed Martin Corp. (L)	8,602	696,504
Moog, Inc., Class A (I)	1,069	46,523
National Presto Industries, Inc. (L)	167	16,949
Northrop Grumman Corp.	7,072	490,443
Orbital Sciences Corp., Class A (I)(L)	1,479	24,921
Precision Castparts Corp.	3,509	577,757
Raytheon Company	8,680	432,698
Rockwell Collins, Inc. (L)	3,915	241,516
Spirit Aerosystems Holdings, Inc., Class A (I)	3,574	78,628
Taser International, Inc. (I)	1,850	8,418
Teledyne Technologies, Inc. (I)	901	45,374
Textron, Inc. (L)	6,943	163,924
The Boeing Company	18,135	1,340,721
TransDigm Group, Inc. (I)	1,210	110,340
Triumph Group, Inc.	432	43,019
United Technologies Corp.	22,440	1,986,164
		9,564,056
Air Freight & Logistics - 0.82%
Air Transport Services Group, Inc. (I)	1,821	12,474
Atlas Air Worldwide Holdings, Inc. (I)	574	34,159
C.H. Robinson Worldwide, Inc.	4,155	327,580
Expeditors International of Washington, Inc.	5,309	271,768
FedEx Corp.	7,816	741,348
Forward Air Corp.	789	26,660
HUB Group, Inc., Class A (I)	1,001	37,698
Pacer International, Inc. (I)	1,286	6,070
Park-Ohio Holdings Corp. (I)	499	10,549
United Parcel Service, Inc., Class B	24,368	1,777,158
UTi Worldwide, Inc.	2,665	52,474
		3,297,938
Airlines - 0.21%
Alaska Air Group, Inc. (I)	915	62,641
Allegiant Travel Company (I)(L)	512	25,344
AMR Corp. (I)(L)	7,783	42,028
Delta Air Lines, Inc. (I)	19,822	181,768
Hawaiian Holdings, Inc. (I)	1,498	8,539
JetBlue Airways Corp. (I)	7,572	46,189
Pinnacle Airlines Corp. (I)	691	3,137
Republic Airways Holdings, Inc. (I)(L)	1,075	5,870
Skywest, Inc. (L)	1,517	22,846
Southwest Airlines Company	19,799	226,105
United Continental Holdings, Inc. (I)(L)	7,707	174,409
US Airways Group, Inc. (I)	3,798	33,840
		832,716
Building Products - 0.15%
AAON, Inc.	767	16,740
American Woodmark Corp.	421	7,292
Ameron International Corp.	258	16,945
AO Smith Corp.	1,126	47,630
Apogee Enterprises, Inc.	791	10,133
Armstrong World Industries, Inc.	1,446	65,880
Builders FirstSource, Inc. (I)	1,331	2,862
Gibraltar Industries, Inc. (I)	892	10,097
Griffon Corp. (I)	1,664	16,773
Insteel Industries, Inc.	537	6,734
Lennox International, Inc.	1,392	59,953
Masco Corp. (L)	9,074	$109,160
NCI Building Systems, Inc. (I)	324	3,690
Owens Corning, Inc. (I)	3,083	115,150
PGT, Inc. (I)(L)	1,747	3,162
Quanex Building Products Corp.	1,041	17,062
Simpson Manufacturing Company, Inc. (L)	1,268	37,875
Trex Company, Inc. (I)	458	11,212
Universal Forest Products, Inc.	524	12,555
USG Corp. (I)(L)	2,594	37,198
		608,103
Commercial Services & Supplies - 0.69%
ABM Industries, Inc.	1,294	30,202
ACCO Brands Corp. (I)	1,599	12,552
American Reprographics Company (I)	1,377	9,735
APAC Customer Services, Inc. (I)	1,423	7,585
Avery Dennison Corp.	2,755	106,426
Cenveo, Inc. (I)	1,729	11,066
Cintas Corp. (L)	3,563	117,686
Clean Harbors, Inc. (I)	678	70,004
Consolidated Graphics, Inc. (I)	303	16,650
Copart, Inc. (I)	1,656	77,170
Corrections Corp. of America (I)	2,608	56,463
Courier Corp.	365	4,033
Covanta Holding Corp.	3,963	65,350
Deluxe Corp. (L)	1,294	31,975
EnergySolutions, Inc. (I)(L)	2,481	12,256
EnerNOC, Inc. (I)	663	10,436
Ennis, Inc.	783	13,624
Fuel Tech, Inc. (I)	720	4,774
G&K Services, Inc., Class A	484	16,388
Healthcare Services Group, Inc.	1,512	24,570
Heritage-Crystal Clean, Inc. (I)	382	7,327
Herman Miller, Inc.	1,386	37,727
Higher One Holdings, Inc. (I)	721	13,641
HNI Corp. (L)	1,140	28,637
InnerWorkings, Inc. (I)(L)	1,379	11,501
Interface, Inc., Class A (L)	1,615	31,283
Iron Mountain, Inc.	5,031	171,507
KAR Auction Services, Inc. (I)	2,484	46,972
Kimball International, Inc., Class B	1,154	7,420
Knoll, Inc. (L)	1,249	25,067
M&F Worldwide Corp. (I)	527	13,618
McGrath Rentcorp	676	18,982
Metalico, Inc. (I)	1,307	7,711
Mine Safety Appliances Company	931	34,764
Mobile Mini, Inc. (I)(L)	978	20,724
Multi-Color Corp.	402	9,925
Perma-Fix Environmental Services, Inc. (I)	2,666	3,706
Pitney Bowes, Inc.	5,036	115,778
R.R. Donnelley & Sons Company	5,132	100,639
Republic Services, Inc.	9,639	297,363
Rollins, Inc.	3,597	73,307
Schawk, Inc., Class A	698	11,559
Standard Parking Corp. (I)	524	8,368
Steelcase, Inc., Class A	3,560	40,548
Stericycle, Inc. (I)	2,085	185,815
SYKES Enterprises, Inc. (I)	1,255	27,020
Team, Inc. (I)	565	13,633
Tetra Tech, Inc. (I)	1,598	35,955
The Brinks Company	1,136	33,887
The Geo Group, Inc. (I)(L)	1,714	39,473
Unifirst Corp.	473	26,578
United Stationers, Inc.	1,130	40,036
US Ecology, Inc.	563	9,627

The accompanying notes are an integral part of the financial statements.

105

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Viad Corp.	594	$13,240
Waste Connections, Inc. (L)	2,938	93,223
Waste Management, Inc. (L)	11,758	438,221
		2,793,727
Construction & Engineering - 0.29%
Aecom Technology Corp. (I)	2,821	77,126
Comfort Systems USA, Inc.	1,100	11,671
Dycom Industries, Inc. (I)	1,056	17,255
EMCOR Group, Inc. (I)	1,714	50,237
Fluor Corp.	4,334	280,236
Furmanite Corp. (I)	1,184	9,401
Granite Construction, Inc.	975	23,917
Great Lakes Dredge & Dock Corp.	1,642	9,162
Insituform Technologies, Inc., Class A (I)(L)	1,011	21,201
Jacobs Engineering Group, Inc. (I)	3,130	135,373
KBR, Inc.	3,769	142,054
Layne Christensen Company (I)	553	16,778
MasTec, Inc. (I)	2,023	39,894
Michael Baker Corp. (I)	244	5,153
MYR Group, Inc. (I)	563	13,174
Northwest Pipe Company (I)(L)	260	6,776
Orion Marine Group, Inc. (I)	705	6,634
Pike Electric Corp. (I)	929	8,212
Quanta Services, Inc. (I)	4,996	100,919
Sterling Construction Company, Inc. (I)	376	5,178
The Shaw Group, Inc. (I)	2,136	64,529
Tutor Perini Corp.	1,306	25,049
URS Corp. (I)	2,030	90,822
		1,160,751
Electrical Equipment - 0.67%
A123 Systems, Inc. (I)(L)	2,494	13,268
Acuity Brands, Inc.	1,062	59,238
Advanced Battery Technologies, Inc. (I)(L)	1,957	1,937
American Superconductor Corp. (I)	1,177	10,640
AMETEK, Inc.	3,936	176,726
AZZ, Inc. (L)	360	16,488
Belden, Inc.	1,221	42,564
Brady Corp., Class A	1,328	42,576
Broadwind Energy, Inc. (I)	7,583	10,995
Capstone Turbine Corp. (I)	5,555	8,499
Emerson Electric Company	18,387	1,034,269
Encore Wire Corp.	643	15,573
Ener1, Inc. (I)	3,206	3,527
EnerSys (I)	1,280	44,058
Franklin Electric Company, Inc.	628	29,485
Fuelcell Energy, Inc. (I)(L)	6,319	8,278
General Cable Corp. (I)(L)	1,367	58,207
GrafTech International, Ltd. (I)	3,148	63,810
Hubbell, Inc., Class B	1,394	90,540
II-VI, Inc. (I)	1,590	40,704
Lighting Science Group Corp. (I)(L)	3,647	12,217
LSI Industries, Inc.	780	6,193
Polypore International, Inc. (I)	1,201	81,476
Powell Industries, Inc. (I)	330	12,045
Preformed Line Products Company	156	11,104
Regal-Beloit Corp.	900	60,093
Rockwell Automation, Inc.	3,536	306,783
Roper Industries, Inc. (L)	2,301	191,673
Satcon Technology Corp. (I)	1,997	4,773
The Babcock & Wilcox Company (I)	2,913	80,719
Thomas & Betts Corp. (I)	1,315	70,813
UQM Technologies, Inc. (I)	2,889	6,500
Valence Technology, Inc. (I)(L)	4,864	5,740
Vicor Corp. (I)(L)	1,180	$19,081
Woodward, Inc.	1,734	60,447
Zbb Energy Corp. (I)(L)	4,872	4,477
		2,705,516
Industrial Conglomerates - 1.90%
3M Company	17,381	1,648,588
Carlisle Companies, Inc.	1,509	74,288
Danaher Corp.	16,216	859,286
General Electric Company	260,264	4,908,579
Raven Industries, Inc.	511	28,468
Seaboard Corp. (I)	31	74,958
Standex International Corp.	383	11,747
Tredegar Industries, Inc.	946	17,359
United Capital Corp. (I)	279	8,356
		7,631,629
Machinery - 2.35%
3D Systems Corp. (I)(L)	1,380	27,200
Actuant Corp., Class A (L)	1,778	47,704
AGCO Corp. (I)(L)	2,304	113,725
Alamo Group, Inc.	343	8,129
Albany International Corp., Class A	774	20,426
Altra Holdings, Inc. (I)	837	20,080
American Railcar Industries, Inc. (I)	738	17,306
Ampco-Pittsburgh Corp.	311	7,293
Astec Industries, Inc. (I)	603	22,299
Badger Meter, Inc.	413	15,277
Barnes Group, Inc.	1,453	36,049
Blount International, Inc. (I)	1,350	23,585
Briggs & Stratton Corp. (L)	1,338	26,573
Bucyrus International, Inc.	1,999	183,228
Cascade Corp.	111	5,280
Caterpillar, Inc.	15,678	1,669,080
Chart Industries, Inc. (I)	769	41,511
CIRCOR International, Inc.	491	21,030
CLARCOR, Inc.	1,238	58,533
Colfax Corp. (I)(L)	1,310	32,488
Columbus McKinnon Corp./NY (I)(L)	576	10,345
Commercial Vehicle Group, Inc. (I)	851	12,076
Crane Company	1,485	73,374
Cummins, Inc.	4,816	498,408
Deere & Company	10,339	852,451
Donaldson Company, Inc.	1,875	113,775
Dover Corp.	4,579	310,456
Dynamic Materials Corp.	370	8,295
Eaton Corp.	8,350	429,608
Energy Recovery, Inc. (I)	1,460	4,774
EnPro Industries, Inc. (I)(L)	502	24,131
ESCO Technologies, Inc.	711	26,165
Federal Signal Corp. (I)	1,455	9,545
Flow International Corp. (I)	1,391	4,952
Flowserve Corp.	1,357	149,121
Force Protection, Inc. (I)	1,894	9,404
FreightCar America, Inc. (I)	369	9,350
Gardner Denver, Inc.	1,309	110,021
Graco, Inc. (L)	1,527	77,358
Graham Corp.	322	6,569
Greenbrier Companies, Inc. (I)	617	12,192
Harsco Corp.	2,073	67,580
Hurco Companies, Inc. (I)	228	7,344
IDEX Corp.	1,982	90,875
Illinois Tool Works, Inc.	12,144	686,015
John Bean Technologies Corp.	744	14,374
Joy Global, Inc.	2,586	246,291

The accompanying notes are an integral part of the financial statements.

106

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Kadant, Inc. (I)	419	$13,203
Kaydon Corp.	859	32,058
Kennametal, Inc.	2,014	85,011
LB Foster Co.	310	10,202
Lincoln Electric Holdings, Inc.	2,130	76,361
Lindsay Corp.	368	25,318
Meritor, Inc. (I)	2,097	33,636
Met-Pro Corp.	518	5,895
Middleby Corp. (I)	479	45,045
Miller Industries, Inc.	442	8,261
Mueller Industries, Inc.	1,020	38,668
Mueller Water Products, Inc.	3,212	12,784
NACCO Industries, Inc., Class A	223	21,591
Navistar International Corp. (I)	1,796	101,402
Nordson Corp.	1,700	93,245
Omega Flex, Inc. (I)	322	4,518
Oshkosh Corp. (I)	2,292	66,330
PACCAR, Inc. (L)	9,162	468,087
Pall Corp.	2,872	161,493
Parker Hannifin Corp.	3,940	353,576
Pentair, Inc. (L)	2,441	98,519
PMFG, Inc. (I)	477	9,468
RBC Bearings, Inc. (I)	592	22,354
Robbins & Myers, Inc.	1,219	64,424
Sauer-Danfoss, Inc. (I)	1,229	61,929
Snap-On, Inc.	1,450	90,596
SPX Corp.	1,257	103,904
Stanley Black & Decker, Inc.	3,358	241,944
Sun Hydraulics, Inc.	480	22,944
Tecumseh Products Company, Class A (I)	680	6,936
Tennant Company	543	21,682
Terex Corp. (I)	2,771	78,835
The Eastern Company (L)	217	3,483
The Gorman-Rupp Company	610	20,093
The Manitowoc Company, Inc.	3,433	57,812
The Toro Company	822	49,731
Timken Company	2,469	124,438
Titan International, Inc. (L)	1,034	25,085
TriMas Corp. (I)	1,056	26,136
Trinity Industries, Inc.	2,056	71,713
Twin Disc, Inc.	407	15,722
Valmont Industries, Inc. (L)	668	64,389
Wabash National Corp. (I)	1,440	13,493
WABCO Holdings, Inc. (I)	1,648	113,811
Wabtec Corp.	1,194	78,470
Watts Water Technologies, Inc., Class A (L)	783	27,726
Xerium Technologies, Inc. (I)	162	3,005
		9,436,971
Marine - 0.04%
Alexander & Baldwin, Inc. (L)	1,088	52,398
Eagle Bulk Shipping, Inc. (I)	1,793	4,447
Excel Maritime Carriers, Ltd. (I)(L)	2,253	6,984
Genco Shipping & Trading, Ltd. (I)(L)	884	6,648
International Shipholding Corp.	238	5,065
Kirby Corp. (I)	1,357	76,901
Navios Maritime Partners LP	653	12,002
TBS International PLC, Class A (I)	2,565	4,745
		169,190
Professional Services - 0.30%
Acacia Research (I)	1,063	39,001
Barrett Business Services, Inc.	443	6,344
CBIZ, Inc. (I)(L)	1,687	12,416
CDI Corp.	579	7,695
CoStar Group, Inc. (I)	555	$32,900
CRA International, Inc. (I)	339	9,184
Dun & Bradstreet Corp. (L)	1,219	92,083
Equifax, Inc.	3,129	108,639
Exponent, Inc. (I)	387	16,838
FTI Consulting, Inc. (I)(L)	1,192	45,224
GP Strategies Corp. (I)	764	10,436
Heidrick & Struggles International, Inc.	459	10,392
Hill International, Inc. (I)	1,334	7,684
Hudson Highland Group, Inc. (I)	1,157	6,190
Huron Consulting Group, Inc. (I)	570	17,220
ICF International, Inc. (I)	401	10,177
IHS, Inc., Class A (I)(L)	1,573	131,220
Insperity, Inc.	689	20,401
Kelly Services, Inc., Class A (I)	880	14,520
Kforce, Inc. (I)	1,103	14,427
Korn/Ferry International (I)	1,276	28,059
Manpower, Inc.	1,995	107,032
Navigant Consulting Company (I)	1,367	14,340
Odyssey Marine Exploration, Inc. (I)(L)	3,014	9,434
On Assignment, Inc. (I)	1,155	11,354
Resources Connection, Inc.	1,266	15,243
Robert Half International, Inc.	3,614	97,686
School Specialty, Inc. (I)(L)	555	7,986
SFN Group, Inc. (I)	1,467	13,335
The Advisory Board Company (I)	449	25,988
The Corporate Executive Board Company	895	39,067
The Dolan Company (I)	857	7,259
Towers Watson & Company, Class A	1,538	101,062
TrueBlue, Inc. (I)	1,112	16,102
Verisk Analytics, Inc., Class A (I)	3,120	108,014
Volt Information Sciences, Inc. (I)	717	7,027
VSE Corp.	148	3,685
		1,225,664
Road & Rail - 0.93%
AMERCO, Inc. (I)	494	47,498
Arkansas Best Corp.	705	16,730
Avis Budget Group, Inc. (I)	2,681	45,818
Celadon Group, Inc. (I)	732	10,219
Con-way, Inc.	1,284	49,832
CSX Corp.	27,423	719,031
Dollar Thrifty Automotive Group, Inc. (I)	626	46,161
Genesee & Wyoming, Inc., Class A (I)	975	57,174
Heartland Express, Inc.	2,236	37,028
Hertz Global Holdings, Inc. (I)(L)	10,159	161,325
J.B. Hunt Transport Services, Inc.	3,165	149,040
Kansas City Southern (I)	2,453	145,536
Knight Transportation, Inc.	2,109	35,832
Landstar System, Inc.	1,236	57,449
Marten Transport, Ltd.	604	13,046
Norfolk Southern Corp.	8,793	658,859
Old Dominion Freight Line, Inc. (I)	1,432	53,414
Patriot Transportation Holding, Inc. (I)	303	6,778
RailAmerica, Inc. (I)	415	6,225
Ryder Systems, Inc.	1,295	73,621
Saia, Inc. (I)	413	7,000
Swift Transporation Company (I)	2,332	31,599
Union Pacific Corp.	12,063	1,259,377
Universal Truckload Services, Inc. (I)	479	8,205
USA Truck, Inc. (I)	336	3,797
Werner Enterprises, Inc.	1,798	45,040
YRC Worldwide, Inc. (I)(L)	3,814	4,310
		3,749,944

The accompanying notes are an integral part of the financial statements.

107

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors - 0.28%
Aceto Corp.	765	$5,133
Aircastle, Ltd. (L)	2,168	27,577
Applied Industrial Technologies, Inc.	1,121	39,919
Beacon Roofing Supply, Inc. (I)(L)	1,173	26,768
BlueLinx Holdings, Inc. (I)	1,112	2,569
CAI International, Inc. (I)	702	14,503
DXP Enterprises, Inc. (I)	385	9,760
Fastenal Company (L)	7,408	266,614
GATX Corp.	1,171	43,468
H&E Equipment Services, Inc. (I)	1,032	14,438
Houston Wire & Cable Company	549	8,537
Interline Brands, Inc. (I)	945	17,360
Kaman Corp., Class A (L)	747	26,496
Lawson Products, Inc.	337	6,629
MSC Industrial Direct Company, Inc., Class A	1,198	79,439
RSC Holdings, Inc. (I)	2,750	32,890
Rush Enterprises, Inc., Class A (I)	202	3,844
TAL International Group, Inc.	812	28,038
Textainer Group Holdings, Ltd.	1,240	38,118
Titan Machinery, Inc. (I)	547	15,743
United Rentals, Inc. (I)	1,618	41,097
W.W. Grainger, Inc. (L)	1,662	255,366
Watsco, Inc. (L)	724	49,225
WESCO International, Inc. (I)(L)	1,070	57,876
		1,111,407
Transportation Infrastructure - 0.01%
Macquarie Infrastructure Company LLC (L)	1,287	35,521
		44,323,133
Information Technology - 17.60%
Communications Equipment - 1.81%
Acme Packet, Inc. (I)	1,524	106,878
ADTRAN, Inc.	1,545	59,807
Anaren, Inc. (I)	495	10,519
Arris Group, Inc. (I)(L)	3,254	37,779
Aruba Networks, Inc. (I)(L)	2,349	69,413
Aviat Networks, Inc. (I)	1,841	7,254
BigBand Networks, Inc. (I)	1,816	3,941
Black Box Corp.	493	15,416
Blue Coat Systems, Inc. (I)	1,094	23,915
Brocade Communications Systems, Inc. (I)	11,151	72,035
Calix, Inc. (I)	700	14,574
Ciena Corp. (I)(L)	2,449	45,013
Cisco Systems, Inc.	135,669	2,117,793
Communications Systems, Inc.	421	7,549
Comtech Telecommunications Corp.	730	20,469
DG FastChannel, Inc. (I)	586	18,781
Dialogic, Inc. (I)	987	4,442
Digi International, Inc. (I)	840	10,920
EchoStar Corp., Class A (I)	2,323	84,627
Emcore Corp. (I)(L)	4,269	11,697
EMS Technologies, Inc. (I)	461	15,199
Emulex Corp. (I)	2,134	18,352
Extreme Networks, Inc. (I)	2,882	9,338
F5 Networks, Inc. (I)	1,992	219,618
Finisar Corp. (I)	1,984	35,772
Globecomm Systems, Inc. (I)	724	11,265
Harmonic, Inc. (I)	2,683	19,398
Harris Corp. (L)	3,284	147,977
Infinera Corp. (I)(L)	2,615	18,070
InterDigital, Inc. (L)	1,123	45,875
Ixia (I)	1,888	24,166
JDS Uniphase Corp. (I)	5,636	93,896
Juniper Networks, Inc. (I)	13,111	412,997
KVH Industries, Inc. (I)	660	$7,016
Loral Space & Communications, Inc. (I)	515	35,777
Motorola Mobility Holdings, Inc. (I)(L)	7,297	160,826
Motorola Solutions, Inc. (I)	8,218	378,357
MRV Communications, Inc. (I)	2,738	3,778
Netgear, Inc. (I)	905	39,567
Network Equipment Technologies, Inc. (I)	1,107	2,435
Oclaro, Inc. (I)	844	5,672
Oplink Communications, Inc. (I)	662	12,333
OpNext, Inc. (I)	3,440	7,843
ORBCOMM, Inc. (I)	1,613	5,049
PC-Tel, Inc. (I)	759	4,918
Plantronics, Inc.	1,242	45,370
Polycom, Inc. (I)	2,126	136,702
Powerwave Technologies, Inc. (I)	4,442	13,104
Qualcomm, Inc.	40,065	2,275,291
Riverbed Technology, Inc. (I)	3,564	141,099
Seachange International, Inc. (I)(L)	965	10,403
ShoreTel, Inc. (I)	1,372	13,994
Sonus Networks, Inc. (I)(L)	7,810	25,304
Sycamore Networks, Inc.	808	17,970
Symmetricom, Inc. (I)	1,491	8,693
Tekelec, Inc. (I)(L)	1,745	15,932
Tellabs, Inc.	9,438	43,509
UTStarcom Holdings Corp. (I)	4,677	7,296
Viasat, Inc. (I)(L)	875	37,861
		7,270,844
Computers & Peripherals - 3.26%
ADPT Corp. (I)	3,575	10,832
Apple, Inc. (I)	22,613	7,590,506
Avid Technology, Inc. (I)(L)	1,119	21,082
Cray, Inc. (I)	1,133	7,251
Dell, Inc. (I)	47,553	792,709
Diebold, Inc.	1,637	50,763
Electronics for Imaging, Inc. (I)	1,291	22,231
EMC Corp. (I)	50,800	1,399,540
Hewlett-Packard Company	53,213	1,936,953
Hutchinson Technology, Inc. (I)(L)	2,139	4,856
Hypercom Corp. (I)	1,965	19,316
Imation Corp. (I)	1,139	10,752
Immersion Corp. (I)	969	8,266
Intermec, Inc. (I)	1,649	18,205
Intevac, Inc. (I)(L)	761	7,770
Lexmark International, Inc., Class A (I)	1,974	57,759
NCR Corp. (I)	4,087	77,203
NetApp, Inc. (I)	8,518	449,580
Novatel Wireless, Inc. (I)	922	5,053
QLogic Corp. (I)(L)	2,872	45,722
Quantum Corp. (I)(L)	5,993	19,777
Rimage Corp.	343	4,606
SanDisk Corp. (I)	5,769	239,414
Seagate Technology PLC	283	4,573
Silicon Graphics International Corp. (I)(L)	1,010	17,372
STEC, Inc. (I)	1,348	22,929
Stratasys, Inc. (I)(L)	579	19,512
Super Micro Computer, Inc. (I)	1,005	16,170
Synaptics, Inc. (I)	886	22,806
Western Digital Corp. (I)	5,756	209,403
		13,112,911
Electronic Equipment, Instruments & Components - 0.80%
Aeroflex Holding Corp. (I)	1,416	25,700
Agilysys, Inc. (I)	745	6,213
Alanco Technologies, Inc. (I)	6,630	12,929

The accompanying notes are an integral part of the financial statements.

108

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Amphenol Corp., Class A	4,349	$234,803
Anixter International, Inc. (L)	857	55,996
Arrow Electronics, Inc. (I)	2,904	120,516
Avnet, Inc. (I)	3,814	121,590
AVX Corp.	4,216	64,252
Benchmark Electronics, Inc. (I)	1,614	26,631
Brightpoint, Inc. (I)	2,034	16,496
Checkpoint Systems, Inc. (I)	1,010	18,059
Cognex Corp.	1,074	38,052
Coherent, Inc. (I)	666	36,810
Comverge, Inc. (I)	871	2,587
Corning, Inc.	38,423	697,377
CTS Corp. (L)	1,164	11,256
Daktronics, Inc.	1,228	13,250
DDi Corp.	999	9,530
Dolby Laboratories, Inc., Class A (I)(L)	2,847	120,884
DTS, Inc. (I)	499	20,234
Echelon Corp. (I)(L)	1,217	11,063
Electro Rent Corp.	723	12,378
Electro Scientific Industries, Inc. (I)	929	17,930
FARO Technologies, Inc. (I)	488	21,374
FEI Company (I)	1,020	38,954
FLIR Systems, Inc.	3,838	129,379
Gerber Scientific, Inc. (I)	910	10,128
Ingram Micro, Inc., Class A (I)	4,018	72,887
Insight Enterprises, Inc. (I)	1,290	22,846
IPG Photonics Corp. (I)(L)	1,256	91,324
Itron, Inc. (I)	1,014	48,834
Jabil Circuit, Inc.	5,518	111,464
KEMET Corp. (I)	514	7,345
L-1 Identity Solutions, Inc. (I)	2,454	28,835
Littelfuse, Inc.	585	34,351
Maxwell Technologies, Inc. (I)	713	11,543
Measurement Specialties, Inc. (I)	534	19,064
Mercury Computer Systems, Inc. (I)	689	12,871
Methode Electronics, Inc.	1,251	14,524
Microvision, Inc. (I)(L)	3,117	3,803
Molex, Inc. (L)	4,349	112,074
MTS Systems Corp.	513	21,459
Multi-Fineline Electronix, Inc. (I)	701	15,149
National Instruments Corp. (L)	2,857	84,824
Newport Corp. (I)	1,121	20,369
OSI Systems, Inc. (I)	502	21,586
Park Electrochemical Corp.	598	16,714
PC Connection, Inc. (I)	930	7,700
Plexus Corp. (I)(L)	1,027	35,750
Power-One, Inc. (I)(L)	2,478	20,072
Pulse Electronics Corp. (L)	1,242	5,490
RadiSys Corp. (I)	757	5,519
Rofin-Sinar Technologies, Inc. (I)	798	27,252
Rogers Corp. (I)	496	22,915
Sanmina-SCI Corp. (I)	2,069	21,373
Scansource, Inc. (I)	689	25,824
SMART Modular
Technologies (WWH), Inc. (I)	2,012	18,430
Superconductor Technologies, Inc. (I)(L)	1,989	4,575
SYNNEX Corp. (I)(L)	905	28,689
Tech Data Corp. (I)(L)	1,247	60,966
Trimble Navigation, Ltd. (I)	3,032	120,188
TTM Technologies, Inc. (I)	1,323	21,194
Universal Display Corp. (I)	1,031	36,178
Vishay Intertechnology, Inc. (I)	4,351	65,439
Vishay Precision Group, Inc. (I)	344	5,807
X-Rite, Inc. (I)(L)	3,072	15,268
Zygo Corp. (I)	749	$9,902
		3,224,768
Internet Software & Services - 1.76%
Akamai Technologies, Inc. (I)	4,359	137,178
Ancestry.com, Inc. (I)(L)	619	25,620
AOL, Inc. (I)(L)	2,701	53,642
comScore, Inc. (I)	810	20,979
Constant Contact, Inc. (I)	800	20,304
DealerTrack Holdings, Inc. (I)	1,129	25,911
Demand Media, Inc. (I)(L)	1,333	18,062
Dice Holdings, Inc. (I)(L)	1,793	24,241
Digital River, Inc. (I)(L)	1,018	32,739
Earthlink, Inc. (L)	2,844	21,885
eBay, Inc. (I)	31,945	1,030,865
Envestnet, Inc. (I)	303	4,500
Equinix, Inc. (I)	997	100,717
Google, Inc., Class A (I)	7,896	3,998,376
IAC/InterActiveCorp (I)	2,328	88,860
InfoSpace, Inc. (I)	1,055	9,622
Internap Network Services Corp. (I)	1,633	12,003
IntraLinks Holdings, Inc. (I)	1,019	17,608
iPass, Inc. (I)	3,560	5,411
j2 Global Communications, Inc. (I)(L)	1,133	31,985
Keynote Systems, Inc.	538	11,637
Lenco Mobile, Inc. (I)	2,661	4,391
Limelight Networks, Inc. (I)(L)	2,367	10,794
Liquidity Services, Inc. (I)	856	20,210
LivePerson, Inc. (I)(L)	1,655	23,402
LogMeIn, Inc. (I)	619	23,875
LoopNet, Inc. (I)	1,043	19,170
Marchex, Inc., Class B	1,314	11,668
ModusLink Global Solutions, Inc.	1,434	6,424
Monster Worldwide, Inc. (I)	3,219	47,191
Move, Inc. (I)	4,559	9,984
NIC, Inc.	1,839	24,753
OpenTable, Inc. (I)	616	51,202
Openwave Systems, Inc. (I)	3,126	7,159
Perficient, Inc. (I)	924	9,480
QuinStreet, Inc. (I)	663	8,606
Rackspace Hosting, Inc. (I)	3,199	136,725
RealNetworks, Inc. (I)	3,896	13,246
RightNow Technologies, Inc. (I)(L)	942	30,521
Saba Software, Inc. (I)	1,179	10,646
SAVVIS, Inc. (I)	1,460	57,714
Stamps.com, Inc.	581	7,751
Support.com, Inc. (I)	1,821	8,741
TechTarget, Inc. (I)	1,366	10,341
Travelzoo, Inc. (I)(L)	440	28,442
United Online, Inc. (L)	2,301	13,875
ValueClick, Inc. (I)(L)	2,279	37,831
VeriSign, Inc.	4,599	153,883
Vocus, Inc. (I)	554	16,958
Web.com Group, Inc. (I)	914	11,260
WebMD Health Corp. (I)	1,317	60,029
XO Group, Inc. (I)	932	9,273
Yahoo!, Inc. (I)	32,354	486,604
Zix Corp. (I)	2,922	11,220
		7,075,514
IT Services - 3.08%
Acxiom Corp. (I)	2,045	26,810
Alliance Data Systems Corp. (I)(L)	1,329	125,019
Automatic Data Processing, Inc.	12,055	635,057

The accompanying notes are an integral part of the financial statements.

109

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Booz Allen Hamilton Holding Corp. (I)	1,418	$27,098
Broadridge Financial Solutions, Inc.	3,302	79,479
CACI International, Inc., Class A (I)	738	46,553
Cardtronics, Inc. (I)	1,198	28,093
Cass Information Systems, Inc.	265	10,006
Ciber, Inc. (I)	2,107	11,694
Cognizant Technology
Solutions Corp., Class A (I)	7,495	549,683
Computer Sciences Corp. (L)	3,734	141,743
Computer Task Group, Inc. (I)	796	10,483
Convergys Corp. (I)(L)	3,222	43,948
CoreLogic, Inc. (I)	2,633	43,997
CSG Systems International, Inc. (I)	971	17,944
DST Systems, Inc.	1,213	64,046
Dynamics Research Corp. (I)	455	6,206
Euronet Worldwide, Inc. (I)	1,367	21,065
ExlService Holdings, Inc. (I)	874	20,189
Fidelity National Information Services, Inc.	7,670	236,159
Fiserv, Inc. (I)	3,596	225,217
FleetCor Technologies, Inc. (I)	1,014	30,055
Forrester Research, Inc.	603	19,875
Gartner, Inc. (I)	2,414	97,260
Genpact, Ltd. (I)	5,501	94,837
Global Cash Access Holdings, Inc. (I)	2,039	6,484
Global Payments, Inc.	2,036	103,836
Heartland Payment Systems, Inc.	1,043	21,486
iGate Corp. (I)(L)	1,543	25,182
Information Services Group, Inc. (I)	1,769	3,131
Innodata Isogen, Inc. (I)	1,667	4,418
Integral Systems, Inc. (I)	588	7,156
International Business Machines Corp.	29,848	5,120,424
Jack Henry & Associates, Inc.	2,031	60,950
Lender Processing Services, Inc.	2,375	49,661
Lionbridge Technologies, Inc. (I)	2,007	6,382
ManTech International Corp., Class A (L)	536	23,809
MasterCard, Inc., Class A	3,237	975,438
Mattersight Corp. (I)	575	3,220
MAXIMUS, Inc.	430	35,574
MoneyGram International, Inc. (I)	2,451	8,137
NCI, Inc. (I)	381	8,656
NeuStar, Inc., Class A (I)	1,858	48,680
Online Resources Corp. (I)	1,031	3,361
Paychex, Inc.	8,993	276,265
PRGX Global, Inc. (I)	841	6,013
SAIC, Inc. (I)	9,040	152,053
Sapient Corp. (I)	3,595	54,033
SRA International, Inc., Class A (I)(L)	1,449	44,803
StarTek, Inc. (I)	834	2,877
Syntel, Inc. (L)	1,056	62,431
TeleTech Holdings, Inc. (I)	1,573	33,159
Teradata Corp. (I)	4,226	254,405
The Hackett Group, Inc. (I)	1,412	7,187
The Western Union Company	16,540	331,296
Tier Technologies, Inc., Class B (I)	780	3,900
TNS, Inc. (I)	699	11,603
Total Systems Services, Inc. (L)	4,895	90,949
Unisys Corp. (I)	1,057	27,165
VeriFone Systems, Inc. (I)	2,175	96,461
Virtusa Corp. (I)	767	14,535
Visa, Inc., Class A	20,596	1,735,419
Wright Express Corp. (I)	1,001	52,122
		12,385,177
Office Electronics - 0.10%
Xerox Corp.	33,248	346,112
Zebra Technologies Corp., Class A (I)	1,395	$58,827
		404,939
Semiconductors & Semiconductor Equipment - 2.56%
Advanced Analogic Technologies, Inc. (I)	1,477	8,943
Advanced Energy Industries, Inc. (I)	1,204	17,807
Advanced Micro Devices, Inc. (I)	17,003	118,851
Altera Corp.	7,440	344,844
Amkor Technology, Inc. (I)	4,786	29,530
Anadigics, Inc. (I)(L)	1,989	6,385
Analog Devices, Inc.	7,416	290,262
Applied Materials, Inc.	33,115	430,826
Applied Micro Circuits Corp. (I)	1,899	16,825
Atmel Corp. (I)	11,504	161,861
ATMI, Inc. (I)	901	18,407
Axcelis Technologies, Inc. (I)	1,602	2,627
Broadcom Corp., Class A (I)	12,341	415,151
Brooks Automation, Inc. (I)	1,846	20,048
Cabot Microelectronics Corp. (I)	595	27,650
Cavium, Inc. (I)(L)	1,155	50,346
Ceva, Inc. (I)	691	21,048
Cirrus Logic, Inc. (I)(L)	1,779	28,286
Cohu, Inc.	781	10,239
Cree, Inc. (I)	2,435	81,792
Cymer, Inc. (I)	764	37,826
Cypress Semiconductor Corp. (I)	4,205	88,894
Diodes, Inc. (I)	1,172	30,589
DSP Group, Inc. (I)	1,003	8,726
Energy Conversion Devices, Inc. (I)(L)	1,948	2,299
Entegris, Inc. (I)	3,688	37,323
Entropic Communications, Inc. (I)(L)	2,182	19,398
Exar Corp. (I)	1,351	8,552
Fairchild Semiconductor International, Inc. (I)	3,313	55,360
First Solar, Inc. (I)(L)	2,143	283,455
FormFactor, Inc. (I)(L)	1,333	12,077
Gigoptix, Inc. (I)	3,313	6,659
GSI Technology, Inc. (I)	1,059	7,625
GT Solar International, Inc. (I)(L)	3,651	59,146
Hittite Microwave Corp. (I)	781	48,352
Inphi Corp. (I)	196	3,410
Integrated Device Technology, Inc. (I)	4,621	36,321
Integrated Silicon Solution, Inc. (I)	840	8,123
Intel Corp.	134,741	2,985,861
International Rectifier Corp. (I)	1,823	50,989
Intersil Corp., Class A	3,170	40,735
IXYS Corp. (I)	925	13,857
KLA-Tencor Corp.	4,320	174,874
Kopin Corp. (I)	2,081	9,802
Kulicke & Soffa Industries, Inc. (I)(L)	1,889	21,043
Lam Research Corp. (I)	3,189	141,209
Lattice Semiconductor Corp. (I)	3,382	22,051
Linear Technology Corp.	5,517	182,171
LSI Corp. (I)	16,810	119,687
LTX-Credence Corp. (I)	1,553	13,884
Marvell Technology Group, Ltd. (I)	15,693	231,707
Mattson Technology, Inc. (I)	1,852	3,519
Maxim Integrated Products, Inc.	7,555	193,106
Maxlinear, Inc., Class A (I)	491	4,252
MEMC Electronic Materials, Inc. (I)	5,776	49,269
Micrel, Inc.	1,685	17,827
Microchip Technology, Inc. (L)	4,520	171,353
Micron Technology, Inc. (I)	22,828	170,753
Microsemi Corp. (I)	2,079	42,620
Mindspeed Technologies, Inc. (I)	488	3,904
MIPS Technologies, Inc. (I)	1,405	9,709

The accompanying notes are an integral part of the financial statements.

110

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
MKS Instruments, Inc.	1,322	$34,927
Monolithic Power Systems, Inc. (I)	933	14,387
Nanometrics, Inc. (I)(L)	693	13,160
National Semiconductor Corp.	5,960	146,676
Netlogic Microsystems, Inc. (I)(L)	1,312	53,031
Novellus Systems, Inc. (I)	2,351	84,965
NVE Corp. (I)	141	8,241
NVIDIA Corp. (I)(L)	14,041	223,743
Omnivision Technologies, Inc. (I)	1,412	49,152
ON Semiconductor Corp. (I)	10,890	114,018
Pericom Semiconductor Corp. (I)	831	7,429
Photronics, Inc. (I)(L)	1,673	14,170
PLX Technology, Inc. (I)	1,191	4,133
PMC-Sierra, Inc. (I)	5,965	45,155
Power Integrations, Inc. (L)	717	27,554
Rambus, Inc. (I)	2,840	41,691
RF Micro Devices, Inc. (I)	7,195	44,033
Rubicon Technology, Inc. (I)(L)	613	10,335
Rudolph Technologies, Inc. (I)	1,148	12,295
Semtech Corp. (I)(L)	1,537	42,022
Sigma Designs, Inc. (I)(L)	749	5,722
Silicon Image, Inc. (I)	2,326	15,026
Silicon Laboratories, Inc. (I)	1,089	44,932
Skyworks Solutions, Inc. (I)	4,438	101,985
Standard Microsystems Corp. (I)	628	16,950
SunPower Corp., Class A (I)(L)	1,861	35,973
Supertex, Inc. (I)	344	7,706
Teradyne, Inc. (I)(L)	4,537	67,148
Tessera Technologies, Inc. (I)	1,354	23,208
Texas Instruments, Inc.	28,856	947,342
Trident Microsystems, Inc. (I)	3,493	2,410
TriQuint Semiconductor, Inc. (I)	4,121	41,993
Ultra Clean Holdings, Inc. (I)	864	7,845
Ultratech, Inc. (I)	666	20,233
Varian Semiconductor
Equipment Associates, Inc. (I)	1,859	114,217
Veeco Instruments, Inc. (I)(L)	883	42,746
Volterra Semiconductor Corp. (I)	760	18,742
Xilinx, Inc. (L)	6,876	250,768
Zoran Corp. (I)	1,439	12,088
		10,298,196
Software - 4.23%
Accelrys, Inc. (I)	1,945	13,829
ACI Worldwide, Inc. (I)	975	32,926
Activision Blizzard, Inc.	30,836	360,164
Actuate Corp. (I)	1,414	8,272
Adobe Systems, Inc. (I)	12,700	399,415
Advent Software, Inc. (I)(L)	1,344	37,860
American Software, Inc., Class A	872	7,246
ANSYS, Inc. (I)	2,245	122,734
Ariba, Inc. (I)	2,434	83,900
Aspen Technology, Inc. (I)	1,456	25,014
Autodesk, Inc. (I)	5,808	224,189
Blackbaud, Inc.	1,182	32,765
Blackboard, Inc. (I)	852	36,968
BMC Software, Inc. (I)	4,521	247,299
Bottomline Technologies, Inc. (I)	774	19,126
BroadSoft, Inc. (I)	419	15,976
CA, Inc.	12,828	292,992
Cadence Design Systems, Inc. (I)	7,011	74,036
Callidus Software, Inc. (I)	1,128	6,599
Citrix Systems, Inc. (I)	4,592	367,360
CommVault Systems, Inc. (I)	1,153	51,251
Compuware Corp. (I)	5,715	55,778
Concur Technologies, Inc. (I)	1,264	$63,288
Deltek, Inc. (I)	1,824	13,662
DemandTec, Inc. (I)	790	7,189
Digimarc Corp. (I)	336	11,770
Ebix, Inc. (I)	840	16,002
Electronic Arts, Inc. (I)	8,299	195,856
EPIQ Systems, Inc. (L)	981	13,950
ePlus, Inc. (I)	333	8,805
FactSet Research Systems, Inc. (L)	1,165	119,203
Fair Isaac Corp.	1,111	33,552
FalconStor Software, Inc. (I)	1,665	7,459
Fortinet, Inc. (I)	2,836	77,394
Glu Mobile Inc. (I)	974	5,133
Guidance Software, Inc. (I)	970	7,906
Informatica Corp. (I)	2,293	133,980
Interactive Intelligence, Inc.	531	18,612
Intuit, Inc. (I)	7,644	396,418
JDA Software Group, Inc. (I)	1,064	32,867
Kenexa Corp. (I)	756	18,129
Lawson Software, Inc. (I)	4,306	48,313
Magma Design Automation, Inc. (I)(L)	776	6,200
Manhattan Associates, Inc. (I)	630	21,697
Mentor Graphics Corp. (I)	2,654	33,998
MICROS Systems, Inc. (I)	1,981	98,476
Microsoft Corp.	205,839	5,351,814
MicroStrategy, Inc., Class A (I)	319	51,895
Monotype Imaging Holdings, Inc. (I)	1,150	16,250
Motricity, Inc. (I)	780	6,029
Netscout Systems, Inc. (I)	1,140	23,815
NetSuite, Inc. (I)	1,736	68,051
Nuance Communications, Inc. (I)(L)	7,133	153,146
Opnet Technologies, Inc.	643	26,324
Oracle Corp.	123,454	4,062,871
Parametric Technology Corp. (I)	2,944	67,506
Pegasystems, Inc.	963	44,828
Progress Software Corp. (I)	1,513	36,509
PROS Holdings, Inc. (I)	914	15,986
Qad, Inc., Class A (I)	558	5,703
QLIK Technologies, Inc. (I)	1,672	56,948
Quest Software, Inc. (I)	2,237	50,847
Radiant Systems, Inc. (I)	1,026	21,443
RealD, Inc. (I)(L)	934	21,846
RealPage, Inc. (I)	1,115	29,514
Red Hat, Inc. (I)	4,759	218,438
Renaissance Learning, Inc.	873	10,947
Rosetta Stone, Inc. (I)(L)	575	9,281
Rovi Corp. (I)	2,798	160,493
S1 Corp. (I)	1,603	11,990
Salesforce.com, Inc. (I)	3,158	470,479
Smith Micro Software, Inc. (I)	909	3,827
SolarWinds, Inc. (I)	1,781	46,555
Solera Holdings, Inc. (L)	1,757	103,944
Sourcefire, Inc. (I)(L)	755	22,439
SRS Labs, Inc. (I)	585	5,610
SS&C Technologies Holdings, Inc. (I)	882	17,525
SuccessFactors, Inc. (I)	1,586	46,628
Symantec Corp. (I)	19,005	374,779
Synchronoss Technologies, Inc. (I)	882	27,986
Synopsys, Inc. (I)	3,550	91,271
Take-Two Interactive Software, Inc. (I)	2,201	33,631
Taleo Corp. (I)(L)	866	32,068
TeleCommunication Systems, Inc. (I)	1,195	5,772
THQ, Inc. (I)(L)	2,106	7,624
TIBCO Software, Inc. (I)	4,227	122,668
TiVo, Inc. (I)(L)	2,915	29,995

The accompanying notes are an integral part of the financial statements.

111

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Tyler Technologies, Inc. (I)(L)	981	$26,271
Ultimate Software Group, Inc. (I)	692	37,666
VASCO Data Security International, Inc. (I)(L)	1,108	13,795
Verint Systems, Inc. (I)	586	21,705
VirnetX Holding Corp. (I)(L)	1,385	40,082
VMware, Inc., Class A (I)	10,012	1,003,503
Wave Systems Corp. Class A (I)(L)	1,251	3,528
Websense, Inc. (I)	1,137	29,528
		17,046,911
		70,819,260
Materials - 4.40%
Chemicals - 2.47%
A. Schulman, Inc.	713	17,960
Air Products & Chemicals, Inc.	5,310	507,530
Airgas, Inc.	2,155	150,936
Albemarle Corp.	2,285	158,122
American Vanguard Corp. (L)	747	9,689
Arch Chemicals, Inc.	660	22,730
Ashland, Inc. (L)	1,966	127,043
Balchem Corp.	750	32,835
Cabot Corp.	1,675	66,782
Calgon Carbon Corp. (I)(L)	1,497	25,449
Celanese Corp., Series A	3,681	196,234
CF Industries Holdings, Inc.	1,596	226,105
Chase Corp.	374	6,268
Chemtura Corp. (I)	230	4,186
Cytec Industries, Inc.	1,241	70,973
E.I. du Pont de Nemours & Company	22,632	1,223,260
Eastman Chemical Company	1,767	180,358
Ecolab, Inc.	5,771	325,369
Ferro Corp. (I)(L)	1,672	22,472
Flotek Industries, Inc. (I)(L)	825	7,029
FMC Corp.	1,806	155,352
Georgia Gulf Corp. (I)	600	14,484
H.B. Fuller Company	1,262	30,818
Hawkins, Inc.	354	12,822
Huntsman Corp.	6,107	115,117
Innophos Holdings, Inc.	581	28,353
International Flavors & Fragrances, Inc.	1,949	125,204
Intrepid Potash, Inc. (I)	1,949	63,343
KMG Chemicals, Inc.	429	7,224
Koppers Holdings, Inc.	586	22,227
Kraton Performance Polymers, Inc. (I)	315	12,339
Kronos Worldwide, Inc.	2,760	86,802
Landec Corp. (I)	808	5,333
LSB Industries, Inc. (I)	629	26,997
Lubrizol Corp.	1,582	212,415
Minerals Technologies, Inc.	490	32,482
Monsanto Company	13,181	956,150
Nalco Holding Company	3,472	96,556
NewMarket Corp. (L)	384	65,553
NL Industries, Inc.	1,366	25,080
Olin Corp.	2,056	46,589
OM Group, Inc. (I)	815	33,122
Omnova Solutions, Inc. (I)	1,287	8,958
PolyOne Corp.	2,499	38,660
PPG Industries, Inc.	4,050	367,700
Praxair, Inc.	7,471	809,782
Quaker Chemical Corp.	385	16,559
Rockwood Holdings, Inc. (I)	1,938	107,152
RPM International, Inc. (L)	3,269	75,252
Senomyx, Inc. (I)	1,183	6,081
Sensient Technologies Corp.	1,315	48,747
Sigma-Aldrich Corp. (L)	3,018	$221,461
Solutia, Inc. (I)	3,186	72,800
Spartech Corp. (I)	1,032	6,285
Stepan Company	276	19,568
STR Holdings, Inc. (I)	710	10,593
Terra Nitrogen Company LP	474	65,180
The Dow Chemical Company	28,747	1,034,892
The Mosaic Company	10,975	743,337
The Scotts Miracle-Gro Company, Class A (L)	1,630	83,635
The Sherwin-Williams Company	2,660	223,094
Valhi, Inc. (L)	2,940	146,030
Valspar Corp.	2,441	88,022
W.R. Grace & Company (I)	1,870	85,328
Westlake Chemical Corp.	1,685	87,452
Zep, Inc.	592	11,189
Zoltek Companies, Inc. (I)	1,063	11,193
		9,944,642
Construction Materials - 0.07%
Eagle Materials, Inc.	1,156	32,218
Headwaters, Inc. (I)	1,293	4,047
Martin Marietta Materials, Inc. (L)	1,124	89,886
Texas Industries, Inc.	754	31,389
United States Lime & Minerals, Inc. (I)	188	7,710
Vulcan Materials Company (L)	3,173	122,256
		287,506
Containers & Packaging - 0.32%
AEP Industries, Inc. (I)	191	5,575
AptarGroup, Inc.	1,671	87,460
Ball Corp.	4,422	170,070
Bemis Company, Inc. (L)	2,596	87,693
Boise, Inc.	2,305	17,956
Crown Holdings, Inc. (I)	3,991	154,931
Graham Packaging Company, Inc. (I)	923	23,278
Graphic Packaging Holding Company (I)	9,089	49,444
Greif, Inc., Class A	1,185	77,061
Myers Industries, Inc.	1,042	10,712
Owens-Illinois, Inc. (I)	4,293	110,802
Packaging Corp. of America	2,541	71,123
Rock-Tenn Company, Class A	962	63,819
Sealed Air Corp.	3,955	94,089
Silgan Holdings, Inc.	1,857	76,081
Sonoco Products Company	2,400	85,296
Temple-Inland, Inc.	2,532	75,302
		1,260,692
Metals & Mining - 1.35%
A. M. Castle & Company (I)	676	11,228
AK Steel Holding Corp.	2,909	45,846
Alcoa, Inc.	25,845	409,902
Allegheny Technologies, Inc.	2,730	173,273
Allied Nevada Gold Corp. (I)	2,191	77,496
AMCOL International Corp. (L)	862	32,894
Carpenter Technology Corp. (L)	1,166	67,255
Century Aluminum Company (I)	2,188	34,242
Cliffs Natural Resources, Inc.	3,384	312,851
Coeur d’Alene Mines Corp. (I)	2,046	49,636
Commercial Metals Company	3,054	43,825
Compass Minerals International, Inc.	809	69,631
Freeport-McMoRan Copper & Gold, Inc.	22,968	1,215,007
General Moly, Inc. (I)(L)	2,580	11,507
General Steel Holdings, Inc. (I)	1,870	2,786
Globe Specialty Metals, Inc.	2,036	45,647
Handy & Harman, Ltd. (I)	865	13,312
Haynes International, Inc. (L)	347	21,490

The accompanying notes are an integral part of the financial statements.

112

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Hecla Mining Company (I)	6,341	$48,762
Horsehead Holding Corp. (I)	991	13,200
Kaiser Aluminum Corp. (L)	550	30,041
Materion Corp. (I)	572	21,147
Molycorp, Inc. (I)	1,885	115,098
Newmont Mining Corp.	11,954	645,157
Noranda Aluminum Holding Corp. (I)	719	10,886
Nucor Corp.	7,949	327,658
Olympic Steel, Inc. (L)	327	9,002
Paramount Gold and Silver Corp. (I)(L)	5,805	18,924
Reliance Steel & Aluminum Company	1,903	94,484
Royal Gold, Inc. (L)	1,051	61,557
RTI International Metals, Inc. (I)(L)	665	25,516
Schnitzer Steel Industries, Inc.	601	34,618
Solitario Exploration & Royalty Corp. (I)	2,101	5,988
Southern Copper Corp.	21,050	691,914
Steel Dynamics, Inc.	5,584	90,740
Stillwater Mining Company (I)(L)	2,570	56,566
Timberline Resources Corp. (I)	4,052	3,039
Titanium Metals Corp.	4,606	84,382
United States Steel Corp. (L)	3,637	167,447
Universal Stainless & Alloy Products, Inc. (I)	261	12,204
US Gold Corp. (I)	3,164	19,079
Vista Gold Corp. (I)(L)	2,860	8,094
Walter Energy, Inc.	1,328	153,782
Worthington Industries, Inc.	2,121	48,995
		5,436,108
Paper & Forest Products - 0.19%
Buckeye Technologies, Inc.	1,058	28,545
Clearwater Paper Corp. (I)	305	20,825
Deltic Timber Corp.	345	18,523
Domtar Corp.	1,005	95,194
International Paper Company	10,850	323,547
KapStone Paper and Packaging Corp. (I)	943	15,626
Louisiana-Pacific Corp. (I)(L)	3,038	24,729
MeadWestvaco Corp.	4,299	143,200
Neenah Paper, Inc.	542	11,534
P.H. Glatfelter Company	1,342	20,640
Pope Resources LP	223	10,149
Schweitzer-Mauduit International, Inc.	401	22,516
Verso Paper Corp. (I)	1,712	4,588
Wausau Paper Corp.	1,421	9,578
		749,194
		17,678,142
Telecommunication Services - 2.62%
Diversified Telecommunication Services - 2.12%
AboveNet, Inc. (L)	287	20,222
Alaska Communications
Systems Group, Inc. (L)	1,383	12,267
AT&T, Inc.	144,918	4,551,874
Atlantic Tele-Network, Inc. (L)	401	15,382
Cbeyond, Inc. (I)	797	10,544
CenturyLink, Inc.	14,697	594,200
Cincinnati Bell, Inc. (I)(L)	5,682	18,864
Cogent Communications Group, Inc. (I)	1,291	21,960
Consolidated Communications Holdings, Inc.	923	17,943
Frontier Communications Corp. (L)	24,943	201,290
General Communication, Inc., Class A (I)	1,535	18,527
Global Crossing, Ltd. (I)	1,611	61,830
Globalstar, Inc. (I)(L)	6,027	7,413
HickoryTech Corp.	781	9,278
IDT Corp., Class B (L)	427	11,538
Level 3 Communications, Inc. (I)(L)	43,051	105,044
Neutral Tandem, Inc. (I)	876	$15,260
PAETEC Holding Corp. (I)	4,275	20,477
Premiere Global Services, Inc. (I)	1,746	13,933
SureWest Communications	455	7,608
TW Telecom, Inc. (I)	3,821	78,445
Verizon Communications, Inc.	68,668	2,556,510
Vonage Holdings Corp. (I)	4,921	21,702
Windstream Corp. (L)	12,176	157,801
		8,549,912
Wireless Telecommunication Services - 0.50%
American Tower Corp., Class A (I)	9,769	511,212
Clearwire Corp. (I)(L)	23,805	89,983
Crown Castle International Corp. (I)	7,361	300,255
Leap Wireless International, Inc. (I)	2,045	33,190
MetroPCS Communications, Inc. (I)	8,966	154,305
NII Holdings, Inc. (I)	4,192	177,657
NTELOS Holdings Corp.	1,111	22,687
Pendrell Corp. (I)(L)	6,141	17,011
SBA Communications Corp., Class A (I)	2,961	113,081
Shenandoah Telecommunications Company	648	11,029
Sprint Nextel Corp. (I)	72,474	390,635
Telephone & Data Systems, Inc.	2,285	71,018
United States Cellular Corp. (I)(L)	2,034	98,486
USA Mobility, Inc.	731	11,155
		2,001,704
		10,551,616
Utilities - 3.24%
Electric Utilities - 1.55%
Allete, Inc.	938	38,496
American Electric Power Company, Inc.	11,999	452,122
Brookfield Infrastructure Partners LP (L)	358	8,968
Central Vermont Public Service Corp.	381	13,773
Cleco Corp.	1,592	55,481
DPL, Inc.	2,890	87,162
Duke Energy Corp. (L)	33,004	621,465
Edison International	8,147	315,696
El Paso Electric Company	1,229	39,697
Entergy Corp.	4,737	323,442
Exelon Corp. (L)	16,621	712,044
FirstEnergy Corp.	10,566	466,489
Great Plains Energy, Inc.	3,406	70,606
Hawaiian Electric Industries, Inc. (L)	2,404	57,840
IDACORP, Inc. (L)	1,180	46,610
ITC Holdings Corp.	1,258	90,287
MGE Energy, Inc.	651	26,385
NextEra Energy, Inc.	10,416	598,503
Northeast Utilities	4,380	154,045
NV Energy, Inc.	5,965	91,563
Otter Tail Corp.	1,004	21,184
Pepco Holdings, Inc.	5,717	112,225
Pinnacle West Capital Corp.	2,567	114,437
PNM Resources, Inc.	2,448	40,980
Portland General Electric Company	1,949	49,271
PPL Corp.	10,185	283,449
Progress Energy, Inc.	7,090	340,391
Southern Company	20,630	833,039
The Empire District Electric Company (I)(L)	1,053	20,281
UIL Holding Corp. (L)	862	27,886
Unisource Energy Corp.	964	35,986
Unitil Corp.	386	10,152
Westar Energy, Inc. (L)	2,748	73,949
		6,233,904

The accompanying notes are an integral part of the financial statements.

113

John Hancock Variable Insurance Trust
(Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas Utilities - 0.29%
AGL Resources, Inc. (L)	1,766	$71,894
AmeriGas Partners LP	1,324	59,620
Atmos Energy Corp.	2,193	72,917
Chesapeake Utilities Corp.	243	9,727
Delta Natural Gas Company, Inc.	276	8,766
Ferrellgas Partners LP	1,713	38,662
National Fuel Gas Company	1,994	145,163
New Jersey Resources Corp.	962	42,915
Nicor, Inc.	1,098	60,105
Northwest Natural Gas Company (L)	616	27,800
ONEOK, Inc.	2,662	197,015
Piedmont Natural Gas Company, Inc. (L)	1,718	51,987
Questar Corp.	4,391	77,765
RGC Resources, Inc.	212	6,879
South Jersey Industries, Inc.	711	38,614
Southwest Gas Corp.	1,149	44,363
Star Gas Partners LP	3,423	18,313
Suburban Propane Partners LP	808	42,242
The Laclede Group, Inc.	589	22,282
UGI Corp.	2,612	83,297
WGL Holdings, Inc.	1,172	45,110
		1,165,436
Independent Power Producers & Energy Traders - 0.22%
Calpine Corp. (I)	11,348	183,043
Constellation Energy Group, Inc.	5,120	194,355
Dynegy, Inc. (I)	4,008	24,810
GenOn Energy, Inc. (I)	20,528	79,238
NRG Energy, Inc. (I)	6,649	163,432
Ormat Technologies, Inc. (L)	1,210	26,632
Raser Technologies, Inc. (I)	5,380	30
The AES Corp. (I)	18,063	230,123
		901,663
Multi-Utilities - 1.10%
Alliant Energy Corp.	2,725	110,799
Ameren Corp.	5,905	170,300
Avista Corp.	1,490	38,278
Black Hills Corp. (L)	1,042	31,354
CenterPoint Energy, Inc.	9,796	189,553
CH Energy Group, Inc.	433	23,062
CMS Energy Corp. (L)	5,864	115,462
Consolidated Edison, Inc. (L)	7,014	373,425
Dominion Resources, Inc.	14,686	708,893
DTE Energy Company	4,119	206,032
Integrys Energy Group, Inc.	1,952	101,192
MDU Resources Group, Inc.	4,716	106,110
NiSource, Inc.	6,997	141,689
NorthWestern Corp.	955	31,620
NSTAR	2,554	117,433
OGE Energy Corp.	2,377	119,611
PG&E Corp.	9,281	390,080
Public Service Enterprise Group, Inc.	12,727	415,409
SCANA Corp. (L)	3,011	118,543
Sempra Energy	6,157	325,582
TECO Energy, Inc.	5,442	102,799
Vectren Corp. (L)	1,933	53,853
Wisconsin Energy Corp.	5,614	175,999
Xcel Energy, Inc.	11,432	277,798
		4,444,876
Water Utilities - 0.08%
American States Water Company	490	16,983
American Water Works Company, Inc.	4,360	128,402
Aqua America, Inc. (L)	3,251	71,457
Artesian Resources Corp.	556	10,019
Cadiz, Inc. (I)	559	$6,071
California Water Service Group (L)	1,098	20,544
Connecticut Water Service, Inc. (L)	371	9,490
Middlesex Water Company	568	10,553
Pennichuck Corp.	272	7,820
SJW Corp.	528	12,799
York Water Company	551	9,119
		303,257
		13,049,136
TOTAL COMMON STOCKS (Cost $326,059,749)		$399,081,349

RIGHTS - 0.00%
BlueLinx Holdings, Inc. (Expiration Date:
07/22/2011; Strike Price: $2.10) (I)	1,112	189
Celgene Corp. (Expiration Date: 12/31/2030,
Strike Price: $58.00) (I)	1,041	2,134
Fresenius Kabi Pharmaceuticals Holding, Inc.
(Expiration Date: 06/30/2011) (I)(N)	4,291	0
Sanofi (Expiration Date: 12/31/2020) (I)(N)	6,678	16,094
Zion Oil + Gas, Inc. (Expiration Date:
07/25/2011; Strike Price: $5.00) (I)(L)	203	1,262
TOTAL RIGHTS (Cost $25,528)		$19,679

WARRANTS - 0.00%
Krispy Kreme Doughnuts, Inc. (Expiration
Date: 03/02/2012; Strike Price: $12.21) (I)	50	40
TOTAL WARRANTS (Cost $0)		$40

CORPORATE BONDS - 0.00%
Financials - 0.00%
GAMCO Investors, Inc. Zero
Coupon 12/31/2015 (Z)	$2,500	$1,670
TOTAL CORPORATE BONDS (Cost $1,968)		$1,670

SECURITIES LENDING COLLATERAL - 8.39%
Securities Lending Collateral - 8.39%
John Hancock Collateral
Investment Trust, 0.2447% (W)(Y)	3,373,023	33,756,877
TOTAL SECURITIES LENDING
COLLATERAL (Cost $33,756,366)		$33,756,877

SHORT-TERM INVESTMENTS - 0.49%
Repurchase Agreement - 0.49%
Repurchase Agreement with State Street Corp. dated 06/30/2011 at 0.010% to be repurchased at $1,955,001 on 07/01/2011, collateralized by $1,920,000 U.S. Treasury Bonds, 4.500% due 08/15/2039 (valued at $1,998,883 including interest)	$1,955,000	$1,955,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,955,000)		$1,955,000
Total Investments (Total Stock Market Index Trust)
(Cost $361,798,611) - 108.07%		$434,814,615
Other assets and liabilities, net - (8.07%)		(32,461,190)
TOTAL NET ASSETS - 100.00%		$402,353,425

The accompanying notes are an integral part of the financial statements.

114

John Hancock Variable Insurance
Trust (Formerly John Hancock Trust)
PORTFOLIO OF INVESTMENTS — June 30, 2011 (Unaudited) (showing percentage of total net assets)

Footnotes
Percentages are stated as a percent of net assets.

Key to Currency Abbreviations

BRL	- Brazilian Real
CNY	- Chinese Yuan Renminbi
EUR	- Euro
PLN	- Polish Zloty
SGD	- Singapore Dollar

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts
LIBOR	- London Interbank Offered Rate
TBA	- To Be Announced
(A)	The subadviser is an affiliate of the adviser.
(C)	Security purchased on a when-issued or delayed delivery basis.
(G)	The Fund’s sub-adviser is shown parenthetically.
(I)	Non-income producing security.
(L)	All or a portion of the security is on loan as of June 30, 2011.
(N)	Strike price and/or expiration date not available.
(O)	The investment is an affiliate of the fund, the adviser and/or the subadviser.
(P)	Variable rate obligation. Securities reset coupon rates periodically.
The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown is next call date.
(S)	The securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.
(Y)	The rate shown is the annualized seven-day yield as of June 30, 2011.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
(2)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

The accompanying notes are an integral part of the financial statements.

115

(b)

Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK VARIABLE INSURANCE TRUST

/s/ Hugh McHaffie

_______________________________

Hugh McHaffie

President

Date: August 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie

________________________________

Hugh McHaffie

President

Date: August 22, 2011

/s/ Charles A. Rizzo

_________________________________

Charles A. Rizzo

Chief Financial Officer

Date: August 22, 2011